UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number:
811-22811

Bridge Builder Trust
(Exact name of registrant as specified in charter)

Bridge Builder Trust
12555 Manchester Road
Des Peres, MO, 63131
(Address of principal executive offices)

Evan S. Posner, Secretary
Bridge Builder Trust
c/o 12555 Manchester Road
Des Peres, MO 63131
(Name and address of Agent for service)

Registrant’s telephone number, including area code: (314)
515-3289
Date of fiscal year end: June 30
Date of reporting period: December 31, 2025
Form
N-CSR
is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule
30e-1
under the Investment Company Act of 1940
(17 CFR 270.30e-1).
The Commission may use the information provided on Form
N-CSR
in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form
N-CSR,
and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form
N-CSR
unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS
The following is a copy of the Registrant’s semiannual report transmitted to shareholders pursuant to Rule
30e-1
under the Investment Company Act of 1940, as amended (the “1940 Act”)(17 CFR
270.30e-1).

BRIDGE BUILDER CORE BOND FUND	TICKER BBTBX

December 31, 2025

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Bridge Builder Core Bond Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Core Bond Fund	$6	0.12%

*	Annualized for periods less than one year.
Key Fund Statistics:

Total Net Assets (000s)	$25,235,834

Number of Portfolio Holdings*	5,148

Portfolio Turnover through the Reporting Period	67%
Graphical Representation of Holdings*
Security Type Allocation (% of Investments)

Credit Quality
Allocation
(% of Investments)**

*	Amounts presented do not include derivative positions.
†	Amount less than 0.05%.
**
The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent NRSROs and are widely used. The credit ratings shown reflect the NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.

Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000261	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER CORE PLUS BOND FUND	TICKER BBCPX

December 31, 2025

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Bridge Builder Core Plus Bond Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Core Plus Bond Fund	$7	0.14%

*	Annualized for periods less than one year.
Key Fund Statistics:

Total Net Assets (000s)	$45,000,327

Number of Portfolio Holdings*	3,604

Portfolio Turnover through the Reporting Period	224%
Graphical Representation of Holdings*
Security Type Allocation (% of Investments)

Credit Quality
Allocation
(% of Investments)**

*	Amounts presented do not include derivative positions.
†	Amount less than 0.05%.
**
The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent NRSROs and are widely used. The credit ratings shown reflect the NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.

Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at
1-855-823-3611.
You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000262	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER MUNICIPAL BOND FUND	TICKER BBMUX

December 31, 2025

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Bridge Builder Municipal Bond Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Municipal Bond Fund	$6	0.12%

*	Annualized for periods less than one year.
Key Fund Statistics:

Total Net Assets (000s)	$19,370,148

Number of Portfolio Holdings*	5,552

Portfolio Turnover through the Reporting Period	12%
Graphical Representation of Holdings*
Security Type Allocation (% of Investments)

Credit
Quality
Allocation (% of Investments)**

State Allocation (% of Long-Term Investments)

*	Amounts presented do not include derivative positions.
**
The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent NRSROs and are widely used. The credit ratings shown reflect the NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.

Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information

bridgebuildermutualfunds.com

BRIDGE BUILDER MUNICIPAL BOND FUND	TICKER BBMUX

December 31, 2025

Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000263	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND	TICKER BBMHX

December 31, 2025

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Bridge Builder Municipal
High-Income
Bond Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Municipal High-Income Bond Fund	$8	0.15%

*	Annualized for periods less than one year.
Key Fund Statistics:

Total Net Assets (000s)	$5,740,096

Number of Portfolio Holdings*	3,393

Portfolio Turnover through the Reporting Period	21%
Graphical Representation of Holdings*
Security Type Allocation (% of Investments)

Credit Quality
Allocation
(% of Investments)**

State Allocation (% of Long-Term Investments)

*	Amounts presented do not include derivative positions.
†	Amount less than 0.05%.
**
The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent NRSROs and are widely used. The credit ratings shown reflect the NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.

Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information

bridgebuildermutualfunds.com

BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND	TICKER BBMHX

December 31, 2025

Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000264	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER LARGE CAP GROWTH FUND	TICKER BBGLX

December 31, 2025

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Bridge Builder Large Cap Growth Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Large Cap Growth Fund	$10	0.19%

*	Annualized for periods less than one year.
Key Fund Statistics:

Total Net Assets (000s)	$28,395,967

Number of Portfolio Holdings*	419

Portfolio Turnover through the Reporting Period	13%
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000265	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER LARGE CAP VALUE FUND	TICKER BBVLX

December 31, 2025

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Bridge Builder Large Cap Value Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Large Cap Value Fund	$12	0.22%

*	Annualized for periods less than one year.
Key Fund Statistics:

Total Net Assets (000s)	$26,006,578

Number of Portfolio Holdings*	967

Portfolio Turnover through the Reporting Period	17%
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each
annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000266	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER TAX MANAGED LARGE CAP FUND	TICKER BBTLX

December 31, 2025

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Bridge Builder Tax Managed Large Cap Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Tax Managed Large Cap Fund	$12	0.22%

*	Annualized for periods less than one year.
Key Fund Statistics:

Total Net Assets (000s)	$7,555,949

Number of Portfolio Holdings*	383

Portfolio Turnover through the Reporting Period	14%
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000267	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER SMALL/MID CAP GROWTH FUND	TICKER BBGSX

December 31, 2025

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Bridge Builder Small/Mid Cap Growth Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
This report describes changes to the Fund that occurred during the Reporting Period.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Small/Mid Cap Growth Fund	$18	0.34%

*	Annualized for periods less than one year.
Key Fund Statistics:

Total Net Assets (000s)	$9,431,881

Number of Portfolio Holdings*	1,519

Portfolio Turnover through the Reporting Period	42%
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
Material Fund Changes
The following is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current Prospectus dated October 27, 2025, as supplemented, and the Fund’s next prospectus which we expect to be available October 28, 2026, at
www.bridgebuildermutualfunds.com/literature
or by contacting us at 1-855-823-3611.
As approved by the Trustees of the Bridge Builder Trust, Federated MDTA LLC (“Federated MDT”) was added as a new sub-adviser to an allocated portion of the Fund, and Victory Capital Management Inc. (“Victory”) was terminated as a sub-adviser to an allocated portion of the Fund. As a result, the Fund modified its principal investment strategies to reflect the addition of Federated MDT and the removal of Victory.
Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000268	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER SMALL/MID CAP VALUE FUND	TICKER BBVSX

December 31, 2025

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Bridge Builder Small/Mid Cap Value Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Small/Mid Cap Value Fund	$19	0.37%

*	Annualized for periods less than one year.
Key Fund Statistics:

Total Net Assets (000s)	$8,761,575

Number of Portfolio Holdings*	2,260

Portfolio Turnover through the Reporting Period	27%
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000269	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND	TICKER BBTSX

December 31, 2025

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Bridge Builder Tax Managed Small/Mid Cap Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
This report describes changes to the Fund that occurred during the Reporting Period.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Tax Managed Small/Mid Cap Fund	$20	0.39%

*	Annualized for periods less than one year.
Key Fund Statistics:

Total Net Assets (000s)	$2,866,978

Number of Portfolio Holdings*	955

Portfolio Turnover through the Reporting Period	38%
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
Material Fund Changes
The following is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current Prospectus dated October 27, 2025, as supplemented, and the Fund’s next prospectus which we expect to be available October 28, 2026, at
www.bridgebuildermutualfunds.com/literature
or by contacting us at 1-855-823-3611.
As approved by the Trustees of the Bridge Builder Trust, Westfield Capital Management Company, L.P. (“Westfield”) was added as a new sub-adviser to an allocated portion of the Fund, and Goldman Sachs Asset Management, L.P. (“GSAM”) was terminated as a sub-adviser to an allocated portion of the Fund. As a result, the Fund modified its principal investment strategies to reflect the addition of Westfield and the removal of GSAM.
Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000270	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER INTERNATIONAL EQUITY FUND	TICKER BBIEX

December 31, 2025

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Bridge Builder International Equity Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
. You can also request this information by contacting us at
1-855-823-3611.
This report describes changes to the Fund that occurred during the Reporting Period.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder International Equity Fund	$17	0.33%

*	Annualized for periods less than one year.
Key Fund Statistics:

Total Net Assets (000s)	$23,391,607

Number of Portfolio Holdings*	875

Portfolio Turnover through the Reporting Period	25%
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Country Allocation (% of Long-Term Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
Material Fund Changes
The following is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current Prospectus dated October 27, 2025, as supplemented, and the Fund’s next prospectus which we expect to be available October 28, 2026, at
www.bridgebuildermutualfunds.com/literature
or by contacting us at 1-855-823-3611.
As approved by the Trustees of the Bridge Builder Trust, Massachusetts Financial Services Company (“MFS”) was added as a new sub-adviser to an allocated portion of the Fund, and Baillie Gifford Overseas Limited (“Baillie Gifford”) was terminated as a sub-adviser to an allocated portion of the Fund. As a result, the Fund modified its principal investment strategies to reflect the addition of MFS and the removal of Baillie Gifford.

bridgebuildermutualfunds.com

BRIDGE BUILDER INTERNATIONAL EQUITY FUND	TICKER BBIEX

December 31, 2025

Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000271	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND	TICKER BBTIX

December 31, 2025

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Bridge Builder Tax Managed International Equity Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Reporting Period”). You can find additional information about the Fund at
www.bridgebuildermutualfunds.com/literature
.
You can also request this information by contacting us at
1-855-823-3611.
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Tax Managed International Equity Fund	$20	0.39%

*	Annualized for periods less than one year.
Key Fund Statistics:

Total Net Assets (000s)	$2,571,984

Number of Portfolio Holdings*	474

Portfolio Turnover through the Reporting Period	6%
Graphical Representation of Holdings*
Sector Allocation (% of Investments)

Country Allocation (% of Long-Term Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
Availability of Additional Information
You can find additional information on the Fund’s website,
www.bridgebuildermutualfunds.com
including its:

•	prospectus
•	financial information
•	fund holdings
•	proxy voting information
Householding
To reduce expense, the Fund may mail only one copy of the prospectus, Statement of Additional Information and each annual & semi-annual Tailored Shareholder Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving copies thirty days after your request is received.

Bridge Builder Mutual Funds BBT000272	For additional information please scan the code for hosted material at https://www.bridgebuildermutualfunds.com/literature/

ITEM 2. CODE OF ETHICS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 6. INVESTMENTS.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included in the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Semiannual Financial Statements

December 31, 2025

(Unaudited)

Bridge Builder Core Bond Fund

Bridge Builder Core Plus Bond Fund

Bridge Builder Municipal Bond Fund

Bridge Builder Municipal High-Income Bond Fund

Bridge Builder Large Cap Growth Fund

Bridge Builder Large Cap Value Fund

Bridge Builder Tax Managed Large Cap Fund

Bridge Builder Small/Mid Cap Growth Fund

Bridge Builder Small/Mid Cap Value Fund

Bridge Builder Tax Managed Small/Mid Cap Fund

Bridge Builder International Equity Fund

Bridge Builder Tax Managed International Equity Fund

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BONDS & NOTES – 98.51%
Asset-Backed Obligations – 7.92%
Academic Loan Funding Trust 2013-1
4.79% (30-day Average SOFR + 0.91%), 12/26/2044, Series 2013-1A, Class A (1)(2)	$286	$282
Accelerated 2021-1H LLC
1.90%, 10/20/2040, Series 2021-1H, Class B (1)	1,038	975
Affirm Asset Securitization Trust 2024-A
5.61%, 02/15/2029, Series 2024-A, Class 1A (1)	15,600	15,624
Affirm Master Trust
4.67%, 07/15/2033, Series 2025-2A, Class A (1)	12,100	12,182
4.99%, 02/15/2033, Series 2025-1A, Class A (1)	12,100	12,220
American Express Credit Account Master Trust
4.51%, 04/15/2032, Series 2025-3, Class A	14,032	14,336
American Express Credit Account Master Trust Series 2025-5
4.51%, 07/15/2032, Series 2025-5, Class A	8,053	8,225
AmeriCredit Automobile Receivables Trust 2021-2
1.01%, 01/19/2027, Series 2021-2, Class C	97	97
AmeriCredit Automobile Receivables Trust 2021-3
1.41%, 08/18/2027, Series 2021-3, Class C	2,633	2,615
AmeriCredit Automobile Receivables Trust 2023-1
5.80%, 12/18/2028, Series 2023-1, Class C	6,800	6,907
AMSR 2021-SFR1 Trust
2.90%, 06/17/2038, Series 2021-SFR1, Class E2 (1)	3,950	3,744
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039, Series 2022-SFR3, Class E1 (1)	10,000	9,757
AMSR 2025-SFR1 Trust
3.66%, 06/17/2042, Series 2025-SFR1, Class B (1)	5,080	4,856
Aqua Finance Issuer Trust 2025-A
5.56%, 12/19/2050, Series 2025-A, Class B (1)	6,920	7,029
Avis Budget Rental Car Funding AESOP LLC
1.66%, 02/20/2028, Series 2021-2A, Class A (1)	33,318	32,564
3.83%, 08/21/2028, Series 2022-1A, Class A (1)	17,300	17,230
5.23%, 12/20/2030, Series 2024-3A, Class A (1)	5,400	5,567
5.36%, 06/20/2030, Series 2024-1A, Class A (1)	12,003	12,376
5.57%, 10/20/2028, Series 2024-2A, Class B (1)	1,400	1,425
Barings Equipment Finance LLC 2025-B
4.13%, 10/13/2032, Series 2025-B, Class A3 (1)	6,500	6,513
Bastion Funding I LLC
7.12%, 04/25/2038, Series 2023-1A, Class A2 (1)	4,053	4,088
Bayview Financial Mortgage Pass-Through Trust 2007-B
7.33%, 08/28/2047, Series 2007-B, Class 1A2 (3)	73	65
Bear Stearns Asset Backed Securities Trust 2003-2
5.35% (1 Month Term SOFR + 1.61%, 1.50% Floor, 11.00% Cap), 03/25/2043, Series 2003-2, Class A3 (2)	1,310	1,321
Bg Beta I Ltd.
6.28%, 07/16/2054, Series 2024-1, Class B-1 (1)	6,045	6,178
BOF VII AL Funding Trust I
6.29%, 07/26/2032, Series 2023-CAR3, Class A2 (1)	2,978	3,030
6.63%, 07/26/2032, Series 2023-CAR3, Class B (1)	1,093	1,111
BRAVO Residential Funding Trust 2025-CES2
4.96%, 07/26/2055, Series 2025-CES2, Class A1 (1)(3)	6,350	6,343
Bridge 2025-SFR1 Trust
4.20%, 09/17/2042, Series 2025-SFR1, Class C (1)	3,678	3,483
Bridgecrest Lending Auto Securitization Trust 2024-1
5.65%, 04/16/2029, Series 2024-1, Class C	5,403	5,457
Bridgecrest Lending Auto Securitization Trust 2025-2
5.62%, 03/17/2031, Series 2025-2, Class D	13,220	13,428
BXG Receivables Note Trust 2022-A
5.35%, 09/28/2037, Series 2022-A, Class C (1)	3,695	3,653

The accompanying notes are an integral part of these financial statements.

1

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 7.92% – (continued)
Capital One Multi-Asset Execution Trust
4.02%, 09/15/2032, Series 2025-A2, Class A	$5,546	$5,547
Capital One Prime Auto Receivables Trust 2023-2
5.82%, 06/15/2028, Series 2023-2, Class A3	1,677	1,696
CarMax Auto Owner Trust 2022-1
2.20%, 11/15/2027, Series 2022-1, Class C	4,200	4,181
2.47%, 07/17/2028, Series 2022-1, Class D	2,000	1,991
CarMax Auto Owner Trust 2024-4
4.67%, 12/15/2027, Series 2024-4, Class A2A	753	755
Carmax Auto Owner Trust 2025-2
5.16%, 01/15/2031, Series 2025-2, Class C	1,595	1,620
Carmax Select Receivables Trust 2025-B
4.19%, 03/15/2029, Series 2025-B, Class A2	6,681	6,689
Carvana Auto Receivables Trust 2021-P3
1.03%, 06/10/2027, Series 2021-P3, Class A4	1,267	1,257
Carvana Auto Receivables Trust 2023-N1
5.92%, 07/10/2029, Series 2023-N1, Class C (1)	6,625	6,658
Carvana Auto Receivables Trust 2023-P3
5.82%, 08/10/2028, Series 2023-P3, Class A3 (1)	1,355	1,364
Carvana Auto Receivables Trust 2024-P4
4.62%, 02/10/2028, Series 2024-P4, Class A2	722	723
Carvana Auto Receivables Trust 2025-P3
4.07%, 02/12/2029, Series 2025-P3, Class A2	11,764	11,765
Cascade MH Asset Trust 2024-MH1
5.70%, 11/25/2056, Series 2024-MH1, Class A1 (1)(4)	6,888	7,091
CCG Receivables Trust 2025-2
4.14%, 08/15/2034, Series 2025-2, Class A2 (1)	8,300	8,318
CFIN 2022-RTL1 Issuer LLC
4.75%, 02/16/2026, Series 2022-RTL1, Class AA (1)(3)	1,225	1,222
Chase Funding Trust Series 2003-4
4.86%, 05/25/2033, Series 2003-4, Class 1A5 (3)	45	44
Chase Funding Trust Series 2003-6
4.85%, 11/25/2034, Series 2003-6, Class 1A5 (3)	56	55
4.85%, 11/25/2034, Series 2003-6, Class 1A7 (3)	95	94
Citibank Credit Card Issuance Trust
4.49%, 06/21/2032, Series 2025-A2, Class A	4,792	4,885
Citizens Auto Receivables Trust 2024-1
5.11%, 04/17/2028, Series 2024-1, Class A3 (1)	4,590	4,615
Continental Finance Credit Card ABS Master Trust
5.40%, 12/17/2035, Series 2025-A, Class A (1)	14,600	14,667
6.19%, 10/15/2030, Series 2022-A, Class A (1)	6,605	6,631
COOF Securitization Trust 2014-1 Ltd.
3.20%, 06/25/2040, Series 2014-1, Class A (1)(4)	150	10
COOPR Residential Mortgage Trust 2025-CES2
5.50%, 06/25/2060, Series 2025-CES2, Class A1A (1)(3)	8,995	9,072
CoreVest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A (1)	373	372
3.16%, 10/15/2052, Series 2019-3, Class B (1)	2,250	2,163
3.27%, 10/15/2052, Series 2019-3, Class C (1)	5,862	5,548
CoreVest American Finance 2020-3 Trust
2.20%, 08/15/2053, Series 2020-3, Class B (1)	6,314	5,994
Countrywide Asset-Backed Certificates
5.12%, 02/25/2035, Series 2004-S1, Class A3 (3)	4	4
CPS Auto Receivables Trust 2022-C
5.28%, 04/15/2030, Series 2022-C, Class C (1)	7	7
Credit Acceptance Auto Loan Trust 2022-3
8.45%, 02/15/2033, Series 2022-3A, Class C (1)	4,425	4,441

The accompanying notes are an integral part of these financial statements.

2

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 7.92% – (continued)
Credit Acceptance Auto Loan Trust 2023-2
5.92%, 05/16/2033, Series 2023-2A, Class A (1)	$2,528	$2,533
Credit Acceptance Auto Loan Trust 2023-3
6.39%, 08/15/2033, Series 2023-3A, Class A (1)	3,388	3,404
Credit Acceptance Auto Loan Trust 2023-5
6.13%, 12/15/2033, Series 2023-5A, Class A (1)	8,875	8,937
Credit Acceptance Auto Loan Trust 2024-1
6.71%, 07/17/2034, Series 2024-1A, Class C (1)	9,300	9,521
Credit Acceptance Auto Loan Trust 2024-2
6.70%, 10/16/2034, Series 2024-2A, Class C (1)	13,334	13,804
Credit Acceptance Auto Loan Trust 2024-3
4.85%, 11/15/2034, Series 2024-3A, Class B (1)	6,285	6,305
Credit Acceptance Auto Loan Trust 2025-1
5.71%, 07/16/2035, Series 2025-1A, Class C (1)	9,400	9,537
Crossroads Asset Trust 2025-A
5.20%, 02/20/2032, Series 2025-A, Class B (1)	2,065	2,088
5.51%, 02/20/2032, Series 2025-A, Class C (1)	925	945
CWABS Asset-Backed Certificates Trust 2005-10
4.12%, 02/25/2036, Series 2005-10, Class AF6 (4)(5)	0	0
CWABS Asset-Backed Certificates Trust 2005-17
5.56%, 05/25/2036, Series 2005-17, Class 1AF5 (4)	3	3
CWABS, Inc. Asset-Backed Certificates Series 2004-1
4.41% (1 Month Term SOFR + 0.67%, 0.56% Floor), 04/25/2034, Series 2004-1, Class 3A (2)	1	1
4.60% (1 Month Term SOFR + 0.86%, 0.75% Floor), 03/25/2034, Series 2004-1, Class M1 (2)	4	4
CWABS, Inc. Asset-Backed Certificates Trust 2004-6
4.63% (1 Month Term SOFR + 0.89%, 0.78% Floor), 11/25/2034, Series 2004-6, Class 2A5 (2)	307	301
4.75% (1 Month Term SOFR + 1.01%, 0.90% Floor), 10/25/2034, Series 2004-6, Class M1 (2)	3	3
DataBank Issuer
2.06%, 02/27/2051, Series 2021-1A, Class A2 (1)	6,150	6,122
Dell Equipment Finance Trust 2025-2
4.12%, 03/24/2031, Series 2025-2, Class A3 (1)	3,000	3,010
Delta Air Lines 2015-1 Class AA Pass-Through Trust
3.63%, 07/30/2027, Series 2015-1, Class AA	733	724
Diversified Abs Phase VI LLC
7.50%, 11/28/2039, Series VI, Class A	3,729	3,721
DP Lion Holdco LLC
8.24%, 11/30/2043, Series 2023-1A, Class A	3,017	3,101
Drive Auto Receivables Trust 2025-2
4.14%, 09/15/2032, Series 2025-2, Class A3	5,643	5,657
4.29%, 10/16/2028, Series 2025-2, Class A2	10,859	10,867
4.90%, 12/15/2032, Series 2025-2, Class D	9,895	9,894
DT Auto Owner Trust 2023-2
5.79%, 02/15/2029, Series 2023-2A, Class C (1)	6,066	6,090
Enterprise Fleet Financing 2023-2 LLC
5.56%, 04/22/2030, Series 2023-2, Class A2 (1)	3,166	3,183
Enterprise Fleet Financing 2025-2 LLC
4.41%, 06/20/2029, Series 2025-2, Class A3 (1)	7,124	7,198
Enterprise Fleet Financing 2025-3 LLC
4.50%, 04/20/2028, Series 2025-3, Class A2 (1)	5,400	5,427
Exeter Automobile Receivables Trust 2022-2
4.56%, 07/17/2028, Series 2022-2A, Class D	8,337	8,343
Exeter Automobile Receivables Trust 2022-4
5.98%, 12/15/2028, Series 2022-4A, Class D	4,936	4,974
Exeter Automobile Receivables Trust 2023-3
6.21%, 06/15/2028, Series 2023-3A, Class C	2,922	2,935
Exeter Automobile Receivables Trust 2023-4
6.95%, 12/17/2029, Series 2023-4A, Class D	4,820	4,927

The accompanying notes are an integral part of these financial statements.

3

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 7.92% – (continued)
Exeter Automobile Receivables Trust 2024-2
5.92%, 02/15/2030, Series 2024-2A, Class D	$10,080	$10,282
Exeter Automobile Receivables Trust 2024-5
5.06%, 02/18/2031, Series 2024-5A, Class D	3,876	3,893
Exeter Automobile Receivables Trust 2025-2
5.89%, 07/15/2031, Series 2025-2A, Class D	16,900	17,304
Exeter Automobile Receivables Trust 2025-5
4.38%, 06/15/2028, Series 2025-5A, Class A2	15,577	15,591
5.16%, 03/15/2032, Series 2025-5A, Class D	5,497	5,534
First Investors Auto Owner Trust 2025-1
4.31%, 12/15/2028, Series 2025-1A, Class A2 (1)	7,589	7,599
FirstKey Homes 2021-SFR1 Trust
1.54%, 08/17/2038, Series 2021-SFR1, Class A (1)	10,781	10,600
2.19%, 08/17/2038, Series 2021-SFR1, Class D (1)	7,500	7,371
FirstKey Homes 2022-SFR1 Trust
4.15%, 05/19/2039, Series 2022-SFR1, Class A (1)	10,423	10,404
5.20%, 05/19/2039, Series 2022-SFR1, Class D (1)	4,935	4,925
FirstKey Homes 2022-SFR2 Trust
4.25%, 07/17/2039, Series 2022-SFR2, Class A (1)	10,421	10,417
Flywheel
7.15%, 08/25/2044, Series 2024-PDP1, Class A (1)	6,841	6,975
8.11%, 08/25/2044, Series 2024-PDP1, Class B (1)	2,179	2,226
FMC GMSR Issuer Trust
3.62%, 07/25/2026, Series 2021-GT1, Class A (1)(4)	10,900	10,523
3.85%, 10/25/2026, Series 2021-GT2, Class A (1)(4)	8,250	7,991
4.45%, 01/25/2026, Series 2020-GT1, Class A (1)(4)	9,700	9,648
6.19%, 04/25/2027, Series 2022-GT1, Class A (1)	8,210	8,234
6.50%, 03/26/2027, Series 2024-SAT1, Class A (1)(4)	12,840	13,006
Ford Credit Auto Owner Trust 2021-REV1
1.61%, 10/17/2033, Series 2021-1, Class B (1)	2,320	2,302
Ford Credit Auto Owner Trust 2021-REV2
1.91%, 05/15/2034, Series 2021-2, Class B (1)	2,150	2,107
Ford Credit Auto Owner Trust 2023-B
5.23%, 05/15/2028, Series 2023-B, Class A3	940	946
Ford Credit Auto Owner Trust 2023-REV1
4.85%, 08/15/2035, Series 2023-1, Class A (1)	18,470	18,839
Ford Credit Auto Owner Trust 2023-REV2
5.28%, 02/15/2036, Series 2023-2, Class A (1)	8,800	9,095
Ford Credit Auto Owner Trust 2024-A
5.09%, 12/15/2028, Series 2024-A, Class A3	4,789	4,830
Ford Credit Auto Owner Trust 2025-REV2
4.37%, 02/15/2038, Series 2025-2, Class A (1)(3)	28,409	28,644
Ford Credit Auto Owner Trust/Ford Credit
4.86%, 08/15/2037, Series 2025-1, Class A (1)(3)	37,225	38,255
Ford Credit Floorplan Master Owner Trust A
4.30%, 09/15/2029, Series 2024-3, Class A1 (1)	12,825	12,928
4.63%, 04/15/2030, Series 2025-1, Class A1	17,900	18,197
4.92%, 05/15/2028, Series 2023-1, Class A1 (1)	11,000	11,035
Foundation Finance Trust 2023-2
6.53%, 06/15/2049, Series 2023-2A, Class A (1)	1,417	1,479
9.10%, 06/15/2049, Series 2023-2A, Class D (1)	4,016	4,293
Foundation Finance Trust 2024-2
4.93%, 03/15/2050, Series 2024-2A, Class B (1)	4,451	4,465
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.71%, 04/25/2029, Series 1999-HE1, Class M (4)	3	3
GITSIT Mortgage Loan Trust 2025-NPL1
6.28%, 02/25/2055, Series 2025-NPL1, Class A1 (1)(3)	4,266	4,274

The accompanying notes are an integral part of these financial statements.

4

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 7.92% – (continued)
GITSIT Mortgage Loan Trust 2025-NPL2
5.42%, 12/25/2055, Series 2025-NPL2, Class A1 (1)(3)	$9,113	$9,113
GLS Auto Receivables Issuer Trust 2021-2
1.42%, 04/15/2027, Series 2021-2A, Class D (1)	50	50
GLS Auto Receivables Issuer Trust 2021-4
2.48%, 10/15/2027, Series 2021-4A, Class D (1)	2,897	2,880
GLS Auto Receivables Issuer Trust 2023-3
6.01%, 05/15/2029, Series 2023-3A, Class C (1)	4,738	4,779
GLS Auto Receivables Issuer Trust 2023-4
6.65%, 08/15/2029, Series 2023-4A, Class C (1)	6,500	6,587
GLS Auto Receivables Issuer Trust 2024-3
5.53%, 02/18/2031, Series 2024-3A, Class D (1)	4,133	4,180
GLS Auto Receivables Issuer Trust 2025-2
5.11%, 01/15/2031, Series 2025-2A, Class C (1)	12,095	12,226
GLS Auto Receivables Issuer Trust 2025-4
4.37%, 10/16/2028, Series 2025-4A, Class A2 (1)	25,863	25,895
Gm Financial Automobile Leasing Trust 2025-2
4.58%, 05/22/2028, Series 2025-2, Class A3	4,762	4,805
GM Financial Consumer Automobile Receivables Trust 2023-4
6.16%, 04/16/2029, Series 2023-4, Class B	1,700	1,749
6.41%, 05/16/2029, Series 2023-4, Class C	1,200	1,237
GM Financial Revolving Receivables Trust 2021-1
1.49%, 06/12/2034, Series 2021-1, Class B (1)	500	490
GM Financial Revolving Receivables Trust 2023-2
5.77%, 08/11/2036, Series 2023-2, Class A (1)	20,576	21,595
GM Financial Revolving Receivables Trust 2024-1
4.98%, 12/11/2036, Series 2024-1, Class A (1)	8,200	8,433
GM Financial Revolving Receivables Trust 2025-1
4.64%, 12/11/2037, Series 2025-1, Class A (1)	33,562	34,223
GMF Floorplan Owner Revolving Trust
4.73%, 11/15/2029, Series 2024-4A, Class A1 (1)	5,493	5,568
5.13%, 03/15/2029, Series 2024-1A, Class A1 (1)	17,525	17,787
Goodgreen 2017-1 Trust
3.74%, 10/15/2052, Series 2017-1A, Class A (1)	490	454
Goodgreen 2017-2 Trust
3.26%, 10/15/2053, Series 2017-2A, Class A (1)	1,367	1,249
Goodgreen 2019-2
2.76%, 04/15/2055, Series 2019-2A, Class A (1)	2,155	1,862
Goodgreen 2023-1
5.90%, 01/17/2061, Series 2023-1A, Class A (1)	5,505	5,489
GoodLeap Home Improvement Solutions Trust 2025-3
5.00%, 10/20/2049, Series 2025-3A, Class A (1)	11,217	11,245
GreenSky Home Improvement Issuer Trust 2025-2
4.93%, 06/25/2060, Series 2025-2A, Class A2 (1)	1,877	1,884
5.02%, 06/25/2060, Series 2025-2A, Class A3 (1)	10,485	10,638
Grene Energy
12.50%, 01/25/2027	477	392
GS Mortgage-Backed Securities Trust 2025-SL1
5.85%, 11/25/2067, Series 2025-SL1, Class A1 (1)(4)	16,574	16,718
HERO Funding 2017-3
3.95%, 09/20/2048, Series 2017-3A, Class A2 (1)	872	819
HERO Funding Trust 2016-2
3.75%, 09/20/2041, Series 2016-2A, Class A (1)	442	425
HERO Funding Trust 2016-3
3.08%, 09/20/2042, Series 2016-3A, Class A1 (1)	186	174
HERO Funding Trust 2016-4A
3.57%, 09/20/2047, Series 2016-4A, Class A1 (1)	640	605

The accompanying notes are an integral part of these financial statements.

5

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 7.92% – (continued)
HERO Funding Trust 2017-1A
4.46%, 09/20/2047, Series 2017-1A, Class A2 (1)	$1,265	$1,208
HERO Funding Trust 2017-2
3.28%, 09/20/2048, Series 2017-2A, Class A1 (1)	1,087	999
Hertz Vehicle Financing LLC
2.33%, 06/26/2028, Series 2022-2A, Class A (1)	24,903	24,324
Hilton Grand Vacations Trust 2022-1D
4.10%, 06/20/2034, Series 2022-1D, Class B (1)	944	941
Hilton Grand Vacations Trust 2025-3EXT
4.90%, 10/25/2044, Series 2025-3EXT, Class B (1)	9,225	9,255
HINNT 2024-A LLC
5.49%, 03/15/2043, Series 2024-A, Class A (1)	2,731	2,783
HINNT 2025-A LLC
5.45%, 03/15/2044, Series 2025-A, Class B (1)	2,427	2,470
Home Partners of America 2021-2 Trust
1.90%, 12/17/2026, Series 2021-2, Class A (1)	5,195	5,086
2.95%, 12/17/2026, Series 2021-2, Class E2 (1)	6,237	6,085
Home Partners of America 2021-3 Trust
2.20%, 01/17/2041, Series 2021-3, Class A (1)	3,393	3,196
3.20%, 01/17/2041, Series 2021-3, Class E1 (1)	5,166	4,843
Huntington Auto Trust 2024-1
5.14%, 08/15/2029, Series 2024-1A, Class A4 (1)	11,500	11,720
Hyundai Auto Lease Securitization Trust 2025-B
4.53%, 04/17/2028, Series 2025-B, Class A3 (1)	8,493	8,570
Hyundai Auto Lease Securitization Trust 2025-C
4.36%, 07/17/2028, Series 2025-C, Class A3 (1)	11,580	11,674
4.38%, 06/15/2029, Series 2025-C, Class A4 (1)	6,050	6,093
Hyundai Auto Receivables Trust 2023-C
5.55%, 12/17/2029, Series 2023-C, Class A4	2,326	2,383
Identity Digital LLC
6.79%, 03/20/2065 (1)	10,000	10,105
Jonah 2022-1 A2
7.80%, 11/10/2037, Series 2022-1, Class A2 (1)	5,180	5,258
Jonah Energy Abs I LLC
7.20%, 12/10/2037, Series 2022-1, Class A1 (1)	4,941	5,039
Jonah Energy Abs II LLC
6.50%, 08/10/2039, Series 2024-1A, Class A1 (1)	7,226	7,263
JP Morgan Mortgage Trust 2025-HE2
5.16% (30-day Average SOFR + 1.25%), 11/20/2055, Series 2025-HE2, Class A1 (1)(2)	6,089	6,098
KGS-Alpha SBA COOF Trust
0.63%, 05/25/2039, Series 2012-6, Class A (1)(4)	462	5
KGS-Alpha SBA COOF Trust 2012-2
0.91%, 08/25/2038, Series 2012-2, Class A (1)(4)	443	7
KGS-Alpha SBA COOF Trust 2014-2
2.49%, 04/25/2040, Series 2014-2, Class A (1)(4)	85	5
Kubota Credit Owner Trust 2025-1
4.67%, 06/15/2029, Series 2025-1A, Class A3 (1)	10,800	10,966
LAD Auto Receivables Trust 2024-1
5.23%, 01/18/2028, Series 2024-1A, Class A3 (1)	986	988
LAD Auto Receivables Trust 2024-3
4.64%, 11/15/2027, Series 2024-3A, Class A2 (1)	737	737
Long Beach Mortgage Loan Trust 2004-1
4.60% (1 Month Term SOFR + 0.86%, 0.75% Floor), 02/25/2034, Series 2004-1, Class M1 (2)	42	42
Long Beach Mortgage Loan Trust 2004-3
4.70% (1 Month Term SOFR + 0.97%, 0.86% Floor), 07/25/2034, Series 2004-3, Class M1 (2)	20	20
Mariner Finance Issuance Trust 2021-A
2.33%, 03/20/2036, Series 2021-AA, Class B (1)	5,700	5,532

The accompanying notes are an integral part of these financial statements.

6

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 7.92% – (continued)
Mercedes-Benz Auto Lease Trust 2025-A
4.61%, 04/16/2029, Series 2025-A, Class A3	$3,784	$3,834
MFA 2024-NPL1 Trust
6.33%, 09/25/2054, Series 2024-NPL1, Class A1 (3)	5,290	5,297
Mid-State Capital Corp. 2006-1 Trust
6.08%, 10/15/2040, Series 2006-1, Class M1 (1)	217	218
MMAF Equipment Finance LLC 2019-B
2.29%, 11/12/2041, Series 2019-B, Class A5 (1)	5,097	5,059
MVW 2025-1 LLC
5.21%, 09/22/2042, Series 2025-1A, Class B (1)	2,159	2,192
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068, Series 2019-CA, Class A2 (1)	707	700
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2 (1)	1,328	1,276
Navient Private Education Refi Loan Trust 2021-G
1.58%, 04/15/2070, Series 2021-GA, Class A (1)	5,766	5,237
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062, Series 2021-DA, Class AFX (1)	4,260	4,065
New Century Home Equity Loan Trust Series 2003-5
4.85%, 11/25/2033, Series 2003-5, Class AI6 (3)	64	64
New Residential Mortgage Loan Trust 2018-1
4.00%, 12/25/2057, Series 2018-1A, Class A1A (1)(4)	876	859
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039, Series 2022-SFR2, Class D (1)	5,000	4,902
NMABS Issuer I LLC
5.14%, 11/22/2055, Series 2025-1A, Class A (1)	11,323	11,309
NRZ Excess Spread-Collateralized Notes
3.10%, 07/25/2026, Series 2021-FHT1, Class A (1)	4,754	4,697
3.47%, 11/25/2026, Series 2021-GNT1, Class A (1)	2,970	2,921
Octane Receivables Trust 2023-1
5.96%, 07/20/2029, Series 2023-1A, Class B (1)	4,100	4,117
OneMain Direct Auto Receivables Trust 2021-1
1.26%, 07/14/2028, Series 2021-1A, Class B (1)	9,166	9,154
OneMain Direct Auto Receivables Trust 2023-1
5.41%, 11/14/2029, Series 2023-1A, Class A (1)	12,500	12,594
7.07%, 02/14/2033, Series 2023-1A, Class D (1)	6,480	6,707
OneMain Direct Auto Receivables Trust 2025-1
5.36%, 04/16/2035, Series 2025-1A, Class A (1)	17,100	17,710
OneMain Financial Issuance Trust 2020-2
1.75%, 09/14/2035, Series 2020-2A, Class A (1)	7,215	7,102
OneMain Financial Issuance Trust 2021-1
4.74% (30-day Average SOFR + 0.76%), 06/16/2036, Series 2021-1A, Class A2 (1)(2)	10,342	10,354
OneMain Financial Issuance Trust 2023-2
5.84%, 09/15/2036, Series 2023-2A, Class A1 (1)	16,600	16,932
Onemain Financial Issuance Trust 2025-1
4.82%, 07/14/2038, Series 2025-1A, Class A (1)	21,700	21,939
Oportun Issuance Trust 2021-B
1.47%, 05/08/2031, Series 2021-B, Class A (1)	1,101	1,081
Oportun Issuance Trust 2025-D
5.31%, 02/08/2033, Series 2025-D, Class B (1)	16,200	16,251
Option One Mortgage Loan Trust 2004-3
4.75% (1 Month Term SOFR + 1.01%, 0.90% Floor), 11/25/2034, Series 2004-3, Class A4 (2)	1,304	1,359
P4 SFR 2019-STL
7.25%, 10/11/2026, Series 2019, Class A	4,391	4,345
Pagaya AI Technology in Housing Trust 2023-1
3.60%, 10/25/2040, Series 2023-1, Class A (1)	3,200	3,118
Pennsylvania Higher Education Assistance Agency
4.52% (30-day Average SOFR + 0.64%, 0.53% Floor), 05/25/2070, Series 2021-1A, Class A (1)(2)	3,629	3,564

The accompanying notes are an integral part of these financial statements.

7

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 7.92% – (continued)
Perimeter Master Note Business Trust
5.58%, 12/16/2030, Series 2025-1A, Class A (1)	$12,750	$12,823
PFS Financing Corp.
4.85%, 02/15/2030, Series 2025-B, Class A (1)	13,575	13,818
Porsche Innovative Lease Owner Trust 2025-1
4.61%, 10/20/2028, Series 2025-1A, Class A3 (1)	6,554	6,629
PowerPay Issuance Trust 2025-1
5.23%, 11/18/2041, Series 2025-1A, Class A (1)	10,602	10,631
PRET 2024-NPL7 LLC
5.93%, 10/25/2054, Series 2024-NPL7, Class A1 (1)(3)	2,970	2,972
PRET 2025-NPL6 LLC
5.74%, 06/25/2055, Series 2025-NPL6, Class A1 (1)(3)	5,158	5,178
PRET 2025-NPL8 LLC
5.73%, 08/25/2055, Series 2025-NPL8, Class A1 (1)(3)	10,066	10,089
Progress Residential 2021-SFR3
2.54%, 05/17/2026, Series 2021-SFR3, Class E1 (1)	6,250	6,208
Progress Residential 2021-SFR9 Trust
2.81%, 11/17/2040, Series 2021-SFR9, Class E1 (1)	5,400	5,065
Progress Residential 2022-SFR1 Trust
3.93%, 02/17/2041, Series 2022-SFR1, Class E1 (1)	11,100	10,720
Progress Residential 2022-SFR2 Trust
3.95%, 04/17/2027, Series 2022-SFR2, Class D (1)	3,000	2,954
Progress Residential 2022-SFR3 Trust
5.20%, 04/17/2039, Series 2022-SFR3, Class E1 (1)	9,025	8,989
Progress Residential 2024-SFR2 Trust
3.30%, 04/17/2041, Series 2024-SFR2, Class A (1)	19,784	19,099
Progress Residential 2025-SFR2 Trust
3.56%, 04/17/2042, Series 2025-SFR2, Class D (1)	8,373	7,827
Progress Residential 2025-SFR3 Trust
3.39%, 07/17/2042, Series 2025-SFR3, Class B (1)	8,310	7,790
Progress Residential 2025-SFR5 Trust
4.00%, 10/17/2042, Series 2025-SFR5, Class C (1)	1,400	1,337
Progress Residential 2025-SFR6 Trust
4.00%, 12/17/2042, Series 2025-SFR6, Class C (1)	5,330	5,081
4.00%, 12/17/2042, Series 2025-SFR6, Class D (1)	7,735	7,261
RCKT Mortgage Trust 2024-CES5
5.85%, 08/25/2044, Series 2024-CES5, Class A1A (1)(3)	1,325	1,338
RCKT Mortgage Trust 2024-CES7
5.16%, 10/25/2044, Series 2024-CES7, Class A1A (1)(3)	3,812	3,824
RCKT Mortgage Trust 2024-CES9
5.58%, 12/25/2044, Series 2024-CES9, Class A1A (1)(3)	4,018	4,059
RCKT Mortgage Trust 2025-CES9
4.80%, 09/25/2055, Series 2025-CES9, Class A1A (1)(3)	6,176	6,164
RCKT Trust 2025-PL1
4.99%, 07/25/2034, Series 2025-1A, Class B (1)	1,430	1,439
RCO IX Mortgage LLC 2025-2
6.51%, 04/25/2030, Series 2025-2, Class A1 (1)(3)	9,039	9,068
RCO IX Mortgage LLC 2025-4
5.31%, 10/25/2030, Series 2025-4, Class A1 (1)(3)	12,418	12,423
RCO VIII Mortgage LLC 2025-3
6.43%, 05/25/2030, Series 2025-3, Class A1 (1)(3)	3,726	3,734
Regional Management Issuance Trust 2025-1
4.99%, 04/17/2034, Series 2025-1, Class A (1)	4,055	4,084
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037, Series 2007-1, Class AF3 (3)	299	74
Renew 2017-1
3.67%, 09/20/2052, Series 2017-1A, Class A (1)	657	612

The accompanying notes are an integral part of these financial statements.

8

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 7.92% – (continued)
Santander Drive Auto Receivables Trust 2022-6
5.69%, 02/18/2031, Series 2022-6, Class D	$10,600	$10,674
Santander Drive Auto Receivables Trust 2023-1
5.09%, 05/15/2030, Series 2023-1, Class C	2,029	2,042
Santander Drive Auto Receivables Trust 2023-3
5.77%, 11/15/2030, Series 2023-3, Class C	4,500	4,584
Santander Drive Auto Receivables Trust 2023-4
5.73%, 04/17/2028, Series 2023-4, Class A3	1,251	1,252
6.04%, 12/15/2031, Series 2023-4, Class C	8,300	8,509
Santander Drive Auto Receivables Trust 2023-6
5.98%, 04/16/2029, Series 2023-6, Class B	2,500	2,534
6.40%, 03/17/2031, Series 2023-6, Class C	1,000	1,034
Santander Drive Auto Receivables Trust 2024-3
5.97%, 10/15/2031, Series 2024-3, Class D	11,480	11,820
Santander Drive Auto Receivables Trust 2024-4
4.95%, 04/15/2030, Series 2024-4, Class C	7,500	7,579
Santander Drive Auto Receivables Trust 2024-5
4.63%, 08/15/2029, Series 2024-5, Class B	3,396	3,414
Santander Drive Auto Receivables Trust 2025-3
4.38%, 01/15/2030, Series 2025-3, Class A3	14,019	14,086
4.68%, 09/15/2031, Series 2025-3, Class C	15,580	15,675
Santander Drive Auto Receivables Trust 2025-4
4.17%, 04/15/2030, Series 2025-4, Class A3	8,427	8,459
4.27%, 01/15/2032, Series 2025-4, Class B	7,512	7,525
4.28%, 01/15/2029, Series 2025-4, Class A2	16,064	16,101
4.95%, 01/15/2032, Series 2025-4, Class D	4,455	4,471
Santander Mortgage Asset Receivable Trust 2025-Ces1
5.04%, 09/25/2055, Series 2025-CES1, Class A1A (1)(3)	5,862	5,865
SCF Equipment Leasing 2023-1 LLC
6.17%, 05/20/2032, Series 2023-1A, Class A3 (1)	2,515	2,548
7.00%, 08/22/2033, Series 2023-1A, Class D (1)	8,558	8,968
SCF Equipment Leasing 2025-1 LLC
5.11%, 11/21/2033, Series 2025-1A, Class A3 (1)	6,950	7,095
Securitized Asset Backed Receivables LLC Trust 2006-CB1
2.80%, 01/25/2036, Series 2006-CB1, Class AF2 (3)	38	33
SFS Auto Receivables Securitization Trust 2023-1
5.71%, 01/22/2030, Series 2023-1A, Class B (1)	1,200	1,229
5.97%, 02/20/2031, Series 2023-1A, Class C (1)	1,550	1,594
Sierra Timeshare 2021-1 Receivables Funding LLC
1.34%, 11/20/2037, Series 2021-1A, Class B (1)	708	707
Sierra Timeshare 2025-2 Receivables Funding LLC
4.72%, 04/20/2044, Series 2025-2A, Class A (1)	1,655	1,662
4.93%, 04/20/2044, Series 2025-2A, Class B (1)	2,342	2,349
SoFi Professional Loan Program 2019-C LLC
2.37%, 11/16/2048, Series 2019-C, Class A2FX (1)	1,578	1,530
SoFi Professional Loan Program 2020-ATrust
2.54%, 05/15/2046, Series 2020-A, Class A2FX (1)	2,250	2,177
Stellantis Financial Underwritten Enhanced Lease Trust 2025-A
4.50%, 03/20/2029, Series 2025-AA, Class A4 (1)	3,800	3,833
Stellantis Financial Underwritten Enhanced Lease Trust 2025-B
4.27%, 01/22/2029, Series 2025-BA, Class A3 (1)	7,999	8,042
Stellantis Financial Underwritten Enhanced Lease Trust 2025-C
4.06%, 06/20/2028, Series 2025-CA, Class A2 (1)	16,016	16,037
4.11%, 04/20/2029, Series 2025-CA, Class A3 (1)	11,045	11,061
4.25%, 12/20/2029, Series 2025-CA, Class B (1)	6,861	6,859
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1
3.45%, 02/25/2032, Series 2002-AL1, Class A2	1	1
3.45%, 02/25/2032, Series 2002-AL1, Class A3	11	2

The accompanying notes are an integral part of these financial statements.

9

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 7.92% – (continued)
Synchrony Card Funding LLC
4.49%, 05/15/2031, Series 2025-A2, Class A	$10,500	$10,653
Tesla Electric Vehicle Trust 2023-1
5.38%, 02/20/2029, Series 2023-1, Class A4 (1)	1,733	1,763
Texas Natural Gas Securitization Finance Corp.
5.10%, 04/01/2035, Series 2023-1, Class A1	11,702	12,013
5.17%, 04/01/2041, Series 2023-1, Class A2	10,028	10,227
Towd Point Mortgage Trust
7.29%, 10/25/2063, Series 2023-CES2, Class A1A (1)(4)	1,718	1,739
Towd Point Mortgage Trust 2020-MH1
2.25%, 02/25/2060, Series 2020-MH1, Class A1 (1)(4)	967	948
Towd Point Mortgage Trust 2024-CES1
5.85%, 01/25/2064, Series 2024-CES1, Class A1A (1)(4)	343	345
Towd Point Mortgage Trust 2024-CES3
6.29%, 05/25/2064, Series 2024-CES3, Class A1 (1)(4)	4,249	4,299
Towd Point Mortgage Trust 2024-CES4
5.12%, 09/25/2064, Series 2024-CES4, Class A1 (1)(3)	4,803	4,808
Towd Point Mortgage Trust 2024-CES5
5.17%, 09/25/2064, Series 2024-CES5, Class A1 (1)(4)	4,438	4,445
Towd Point Mortgage Trust 2025-CES1
5.71%, 02/25/2055, Series 2025-CES1, Class A1 (1)(3)	5,539	5,596
Towd Point Mortgage Trust 2025-CRM1
5.80%, 01/25/2065, Series 2025-CRM1, Class A1 (1)(3)	4,928	4,969
Toyota Auto Loan Extended Note Trust 2025-1
4.65%, 05/25/2038, Series 2025-1A, Class A (1)	16,000	16,321
Toyota Auto Receivables 2021-D Owner Trust
1.02%, 03/15/2027, Series 2021-D, Class A4	212	212
Toyota Lease Owner Trust 2025-B
3.96%, 11/20/2028, Series 2025-B, Class A3 (1)	11,763	11,792
Truist Bank Auto Credit-Linked Notes Series 2025-1
4.73%, 09/26/2033, Series 2025-1, Class B (1)	4,764	4,772
VCAT 2025-NPL1 LLC
5.88%, 01/25/2055, Series 2025-NPL1, Class A1 (1)(3)	2,524	2,532
VCAT 2025-NPL3 LLC
5.89%, 02/25/2055, Series 2025-NPL3, Class A1 (1)(3)	541	542
Verizon Master Trust
4.49%, 01/22/2029, Series 2023-1, Class A	2,695	2,696
4.62%, 11/20/2030, Series 2024-8, Class A1A	11,200	11,364
Verizon Master Trust Series 2025-9
4.24%, 10/21/2030, Series 2025-9, Class B	6,562	6,574
VM Debt
7.46%, 07/18/2027, Series 2019-1 (1)	14,994	14,282
Volkswagen Auto Lease Trust 2024-A
5.21%, 06/21/2027, Series 2024-A, Class A3	8,362	8,406
Volkswagen Auto Lease Trust 2025-B
4.01%, 01/22/2029, Series 2025-B, Class A3	13,089	13,140
VOLT CII LLC
5.87%, 08/25/2051, Series 2021-NP11, Class A1 (1)(3)	825	825
VOLT XCV LLC
6.24%, 03/27/2051, Series 2021-NPL4, Class A1 (1)(3)	319	319
Western Funding Auto Loan Trust 2025-1
4.75%, 07/16/2035, Series 2025-1, Class A (1)	10,000	10,084
5.34%, 11/15/2035, Series 2025-1, Class C (1)	9,310	9,428
Westgate Resorts 2024-1 LLC
6.56%, 01/20/2038, Series 2024-1A, Class B (1)	4,070	4,138
Westlake Automobile Receivables Trust 2022-2
5.48%, 09/15/2027, Series 2022-2A, Class D (1)	2,485	2,492

The accompanying notes are an integral part of these financial statements.

10

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 7.92% – (continued)
Westlake Automobile Receivables Trust 2023-1
6.79%, 11/15/2028, Series 2023-1A, Class D (1)	$3,345	$3,421
Westlake Automobile Receivables Trust 2023-2
7.01%, 11/15/2028, Series 2023-2A, Class D (1)	7,312	7,485
Westlake Automobile Receivables Trust 2023-3
6.02%, 09/15/2028, Series 2023-3A, Class C (1)	7,800	7,883
Westlake Automobile Receivables Trust 2025-2
4.51%, 05/15/2029, Series 2025-2A, Class A3 (1)	3,898	3,918
Westlake Automobile Receivables Trust 2025-3
4.31%, 04/17/2028, Series 2025-3A, Class A2 (1)	16,785	16,804
Wheels Fleet Lease Funding 1 LLC
4.41%, 05/18/2040, Series 2025-2A, Class A1 (1)	14,100	14,212
5.80%, 04/18/2038, Series 2023-1A, Class A (1)	4,425	4,454

Total Asset-Backed Obligations (Cost: $1,984,648)		1,998,679

Collateralized Loan Obligations – 2.09%
AGL CLO 19 Ltd.
5.17% (3 Month Term SOFR + 1.30%, 1.30% Floor), 07/21/2038, Series 2022-19A, Class A1R (1)(2)	25,000	25,019
Atlas Senior Loan Fund XXIII Ltd.
5.41% (3 Month Term SOFR + 1.53%, 1.53% Floor), 07/20/2037, Series 2024-23A, Class A1 (1)(2)	28,975	29,005
Benefit Street Partners CLO XXI Ltd.
5.16% (3 Month Term SOFR + 1.24%, 1.24% Floor), 01/15/2039, Series 2020-21A, Class A1R2 (1)(2)	30,500	30,500
Elmwood CLO 39 Ltd.
5.02% (3 Month Term SOFR + 1.14%, 1.14% Floor), 04/17/2038, Series 2025-2A, Class A1 (1)(2)	21,000	20,963
Elmwood CLO 40 Ltd.
5.12% (3 Month Term SOFR + 1.24%, 1.24% Floor), 03/22/2038, Series 2025-3A, Class A (1)(2)	17,000	16,987
Elmwood CLO II Ltd.
5.23% (3 Month Term SOFR + 1.35%, 1.35% Floor), 10/20/2037, Series 2019-2A, Class A1RR (1)(2)	31,250	31,342
Kennedy Lewis CLO 8 Ltd.
5.26% (3 Month Term SOFR + 1.38%, 1.38% Floor), 01/20/2038, Series 8A, Class A1R2 (1)(2)	31,250	31,301
KKR CLO 11 Ltd.
5.35% (3 Month Term SOFR + 1.44%, 1.44% Floor), 01/15/2031, Series 11, Class AR (1)(2)	1,360	1,360
KKR CLO 54 Ltd.
5.22% (3 Month Term SOFR + 1.32%, 1.32% Floor), 01/15/2038, Series 2024-54A, Class A (1)(2)	11,500	11,508
Madison Park Funding XXIX Ltd.
5.06% (3 Month Term SOFR + 1.18%, 1.18% Floor), 03/25/2038, Series 2018-29A, Class A1R2 (1)(2)	35,720	35,675
Marble Point CLO XXV Ltd.
5.07% (3 Month Term SOFR + 1.19%, 1.19% Floor), 10/20/2036, Series 2022-2A, Class A1RR (1)(2)	30,000	29,969
NGC 2024-I Ltd.
5.48% (3 Month Term SOFR + 1.60%, 1.60% Floor), 07/20/2037, Series 2024-1A, Class A1 (1)(2)	29,750	29,794
Ocean Trails CLO 8
5.09% (3 Month Term SOFR + 1.28%, 1.28% Floor), 03/15/2038, Series 2020-8A, Class A1R2 (1)(2)	30,100	30,100
Octagon 55 Ltd.
5.23% (3 Month Term SOFR + 1.26%, 1.26% Floor), 03/20/2038, Series 2021-1A, Class A1R (1)(2)	40,000	40,053
Regatta XII Funding Ltd.
5.29% (3 Month Term SOFR + 1.39%, 1.39% Floor), 10/15/2037, Series 2019-1A, Class ARR (1)(2)	28,000	28,056
Sixth Street CLO XII Ltd.
4.97% (3 Month Term SOFR + 1.20%, 1.20% Floor), 01/17/2039, Series 2018-12A, Class A1R2 (1)(2)	30,000	30,000
Sixth Street CLO XVI Ltd.
5.67% (3 Month Term SOFR + 1.79%, 1.79% Floor), 01/20/2037, Series 2020-16A, Class A1R (1)(2)	20,250	20,248
Sound Point CLO II Ltd.
5.19% (3 Month Term SOFR + 1.33%, 1.33% Floor), 01/26/2031, Series 2013-1A, Class A1R (1)(2)	641	641
TCW CLO 2020-1 Ltd.
4.93% (3 Month Term SOFR + 1.05%), 04/20/2034, Series 2020-1A, Class A1R3 (1)(2)	19,250	19,227
Texas Debt Capital CLO 2023-II Ltd.
5.24% (3 Month Term SOFR + 1.37%, 1.37% Floor), 10/21/2037, Series 2023-2A, Class A1R (1)(2)	22,000	22,040

The accompanying notes are an integral part of these financial statements.

11

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Collateralized Loan Obligations – 2.09% – (continued)
Venture 32 CLO Ltd.
5.25% (3 Month Term SOFR + 1.36%, 1.10% Floor), 07/18/2031, Series 2018-32A, Class A1 (1)(2)	$2,097	$2,098
Voya CLO 2019-3 Ltd.
5.22% (3 Month Term SOFR + 1.34%, 1.08% Floor), 10/17/2032, Series 2019-3A, Class AR (1)(2)	15,496	15,510
Wellfleet CLO 2024-1 Ltd.
5.47% (3 Month Term SOFR + 1.59%, 1.59% Floor), 07/18/2037, Series 2024-1A, Class A1 (1)(2)	25,950	26,003

Total Collateralized Loan Obligations (Cost: $527,250)		527,399

Corporate Bonds – 27.77%
Basic Materials – 0.87%
Anglo American Capital Plc
4.75%, 04/10/2027 (1)	3,980	4,010
5.63%, 04/01/2030 (1)	4,300	4,490
5.75%, 04/05/2034 (1)	15,385	16,137
Antofagasta Plc
5.63%, 05/13/2032 (1)	1,101	1,145
5.63%, 09/09/2035 (1)	1,096	1,128
ArcelorMittal SA
6.75%, 03/01/2041	6,462	7,064
6.80%, 11/29/2032	3,000	3,359
BHP Billiton Finance USA Ltd.
4.75%, 02/28/2028	10,202	10,361
5.00%, 02/21/2030	2,885	2,977
5.30%, 02/21/2035	900	929
CF Industries, Inc.
4.95%, 06/01/2043	3,055	2,735
5.30%, 11/26/2035	1,670	1,664
Corp. Nacional del Cobre de Chile
6.44%, 01/26/2036 (1)	2,076	2,251
DuPont de Nemours, Inc.
4.73%, 11/15/2028 (1)	2,962	2,999
5.32%, 11/15/2038	4,035	4,043
5.42%, 11/15/2048	661	629
Freeport Indonesia PT
4.76%, 04/14/2027 (1)	660	661
Glencore Funding LLC
2.63%, 09/23/2031 (1)	4,000	3,606
3.88%, 10/27/2027 (1)	875	872
3.88%, 04/27/2051 (1)	1,000	741
4.00%, 03/27/2027 (1)	17,716	17,699
5.34%, 04/04/2027 (1)	9,813	9,965
5.63%, 04/04/2034 (1)	2,450	2,560
5.67%, 04/01/2035 (1)	19,235	20,084
5.70%, 05/08/2033 (1)	1,700	1,790
6.38%, 10/06/2030 (1)	2,688	2,893
6.50%, 10/06/2033 (1)	7,000	7,731
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030 (1)	5,045	4,552
LYB International Finance III LLC
5.88%, 01/15/2036	8,282	8,243
Minera Mexico SA de CV
5.63%, 02/12/2032 (1)	1,558	1,610
Newmont Corp. / Newcrest Finance Pty Ltd.
5.35%, 03/15/2034	5,260	5,498
Nutrien Ltd.
4.13%, 03/15/2035	1,960	1,810

The accompanying notes are an integral part of these financial statements.

12

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Basic Materials – 0.87% – (continued)
4.20%, 04/01/2029	$420	$419
5.25%, 01/15/2045	1,444	1,349
OCP SA
6.10%, 04/30/2030 (1)	3,580	3,740
6.70%, 03/01/2036 (1)	6,886	7,384
6.75%, 05/02/2034 (1)	5,033	5,421
6.88%, 04/25/2044 (1)	1,737	1,813
Rio Tinto Alcan, Inc.
5.75%, 06/01/2035	54	58
Rio Tinto Finance USA Plc
4.88%, 03/14/2030	10,230	10,510
5.25%, 03/14/2035	691	712
Samarco Mineracao SA
9.50%, 06/30/2031 (1)(6)	680	689
Sasol Financing USA LLC
6.50%, 09/27/2028	1,555	1,531
Sherwin-Williams Co.
4.30%, 08/15/2028	3,502	3,524
Steel Dynamics, Inc.
4.00%, 12/15/2028	1,959	1,957
Vale Overseas Ltd.
3.75%, 07/08/2030	5,000	4,814
6.13%, 06/12/2033	4,225	4,523
6.40%, 06/28/2054	4,607	4,701
6.88%, 11/21/2036	5,167	5,816
Windfall Mining Group, Inc. / Groupe Minier Windfall, Inc.
5.85%, 05/13/2032 (1)	3,807	3,976

Total Basic Materials		219,173

Communications – 2.07%
Alphabet, Inc.
4.10%, 11/15/2030	18,719	18,776
4.38%, 11/15/2032	1,445	1,450
4.70%, 11/15/2035	14,048	14,051
5.45%, 11/15/2055	6,753	6,624
5.70%, 11/15/2075	2,173	2,139
Amazon.com, Inc.
3.90%, 11/20/2028	11,913	11,949
3.95%, 04/13/2052	4,000	3,122
4.10%, 11/20/2030	10,146	10,157
AT&T, Inc.
1.65%, 02/01/2028	525	500
2.25%, 02/01/2032	15,230	13,357
2.55%, 12/01/2033	3,038	2,593
3.50%, 06/01/2041	1,353	1,064
3.50%, 09/15/2053	11,872	7,945
3.55%, 09/15/2055	10,545	7,019
3.65%, 06/01/2051	1,565	1,100
3.65%, 09/15/2059	1,685	1,111
3.80%, 12/01/2057	987	679
4.50%, 05/15/2035	7,570	7,272
4.55%, 11/01/2032	3,620	3,596
4.65%, 06/01/2044	2,145	1,857
5.40%, 02/15/2034	7,850	8,139
5.70%, 11/01/2054	2,500	2,398
6.00%, 08/15/2040	2,275	2,370
6.05%, 08/15/2056	4,000	4,024

The accompanying notes are an integral part of these financial statements.

13

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Communications – 2.07% – (continued)
Beignet Investor LLC
6.58%, 05/30/2049 (1)	$20,646	$21,813
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/2033	3,000	3,043
British Telecommunications Plc
9.63%, 12/15/2030	9,000	10,986
Charter Communications Operating LLC / Charter Communications Operating Capital
3.50%, 06/01/2041	13,115	9,329
3.50%, 03/01/2042	8,745	6,067
3.70%, 04/01/2051	2,580	1,624
5.05%, 03/30/2029	2,000	2,023
5.38%, 04/01/2038	835	770
5.75%, 04/01/2048	6,254	5,335
5.85%, 12/01/2035	1,535	1,531
6.38%, 10/23/2035	4,000	4,128
6.55%, 06/01/2034	12,845	13,510
6.83%, 10/23/2055	690	662
Comcast Corp.
2.89%, 11/01/2051	2,519	1,473
2.94%, 11/01/2056	845	475
2.99%, 11/01/2063	2,980	1,612
3.25%, 11/01/2039	3,295	2,574
3.75%, 04/01/2040	2,195	1,809
3.90%, 03/01/2038	455	396
3.97%, 11/01/2047	154	115
4.00%, 11/01/2049	638	470
4.05%, 11/01/2052	156	114
4.20%, 08/15/2034	555	530
4.25%, 01/15/2033	3,107	3,038
5.17%, 01/15/2037 (1)	1,277	1,259
5.35%, 05/15/2053	7,275	6,535
Corning, Inc.
3.90%, 11/15/2049	960	739
Cox Communications, Inc.
2.60%, 06/15/2031 (1)	15,920	14,179
2.95%, 10/01/2050 (1)	1,275	709
3.35%, 09/15/2026 (1)	369	367
3.50%, 08/15/2027 (1)	8,245	8,151
3.60%, 06/15/2051 (1)	1,250	765
4.80%, 02/01/2035 (1)	6,000	5,585
Discovery Communications LLC
3.63%, 05/15/2030	1,650	1,519
Fibercop SpA
7.20%, 07/18/2036 (1)	1,231	1,225
Grupo Televisa SAB
6.13%, 01/31/2046	220	167
Meta Platforms, Inc.
4.60%, 11/15/2032	2,445	2,465
4.65%, 08/15/2062	2,388	1,929
4.88%, 11/15/2035	13,655	13,637
5.40%, 08/15/2054	1,505	1,400
5.50%, 11/15/2045	12,554	12,190
5.60%, 05/15/2053	3,065	2,934
5.63%, 11/15/2055	5,032	4,830
5.75%, 11/15/2065	3,032	2,891
NBCUniversal Media LLC
4.45%, 01/15/2043	10	9

The accompanying notes are an integral part of these financial statements.

14

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Communications – 2.07% – (continued)
NBN Co. Ltd.
2.63%, 05/05/2031 (1)	$15,025	$13,801
NTT Finance Corp.
4.57%, 07/16/2027 (1)	3,982	4,016
4.62%, 07/16/2028 (1)	2,785	2,822
4.88%, 07/16/2030 (1)	20,197	20,569
5.17%, 07/16/2032 (1)	4,520	4,638
Paramount Global
5.85%, 09/01/2043	1,570	1,293
Rogers Communications, Inc.
3.80%, 03/15/2032	4,650	4,381
5.30%, 02/15/2034	12,145	12,237
Sprint Capital Corp.
6.88%, 11/15/2028	5,198	5,578
Telecom Italia Capital SA
7.20%, 07/18/2036	413	448
Telefonica Emisiones SA
4.10%, 03/08/2027	2,215	2,214
4.90%, 03/06/2048	4,575	3,842
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	529	610
Time Warner Cable LLC
5.50%, 09/01/2041	6,815	5,981
5.88%, 11/15/2040	1,275	1,180
6.55%, 05/01/2037	375	383
6.75%, 06/15/2039	539	545
7.30%, 07/01/2038	3,578	3,833
T-Mobile USA, Inc.
3.00%, 02/15/2041	2,300	1,714
3.40%, 10/15/2052	2,140	1,438
3.60%, 11/15/2060	3,920	2,604
3.88%, 04/15/2030	44,285	43,550
5.13%, 05/15/2032	6,500	6,689
5.65%, 01/15/2053	1,000	967
Uber Technologies, Inc.
4.80%, 09/15/2034	1,510	1,510
Verizon Communications, Inc.
2.36%, 03/15/2032	26,930	23,733
2.55%, 03/21/2031	5,433	4,961
3.40%, 03/22/2041	1,500	1,175
3.70%, 03/22/2061	1,500	1,012
4.02%, 12/03/2029	9,802	9,727
4.27%, 01/15/2036	2,311	2,165
4.33%, 09/21/2028	6,990	7,047
4.40%, 11/01/2034	2,500	2,412
4.81%, 03/15/2039	7,941	7,536
5.40%, 07/02/2037 (1)	489	494
5.88%, 11/30/2055	2,462	2,432
Vodafone Group Plc
5.63%, 02/10/2053	475	455
6.15%, 02/27/2037	1,631	1,772

Total Communications		521,968

Consumer, Cyclical – 1.10%
Air Canada 2015-1 Class A Pass-Through Trust
3.60%, 03/15/2027 (1)	473	468
Air Canada 2015-2 Class AA Pass-Through Trust
3.75%, 12/15/2027 (1)	772	761

The accompanying notes are an integral part of these financial statements.

15

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Cyclical – 1.10% – (continued)
Air Canada 2017-1 Class A Pass-Through Trust
3.55%, 01/15/2030 (1)	$1,895	$1,813
Air Canada 2017-1 Class AA Pass-Through Trust
3.30%, 01/15/2030 (1)	3,667	3,505
American Airlines 2014-1 Class A Pass-Through Trust
3.70%, 10/01/2026	220	219
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/2027	4,852	4,790
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/2027	390	387
American Airlines 2016-2 Class A Pass-Through Trust
3.65%, 06/15/2028	701	680
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/2028	888	869
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 10/15/2028	863	834
Aptiv Swiss Holdings Ltd.
5.15%, 09/13/2034	7,495	7,563
AutoNation, Inc.
4.45%, 01/15/2029	7,690	7,711
AutoZone, Inc.
1.65%, 01/15/2031	1,540	1,349
BMW U.S. Capital LLC
4.50%, 08/11/2030 (1)	12,345	12,407
BorgWarner, Inc.
4.95%, 08/15/2029	3,000	3,070
British Airways 2018-1 Class A Pass-Through Trust
4.13%, 09/20/2031 (1)	1,303	1,263
British Airways 2018-1 Class AA Pass-Through Trust
3.80%, 09/20/2031 (1)	611	599
British Airways 2019-1 Class AA Pass-Through Trust
3.30%, 12/15/2032 (1)	1,123	1,061
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 06/10/2028	1,062	1,015
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.75%, 10/20/2028 (1)	12,625	12,702
Ford Motor Credit Co. LLC
2.90%, 02/10/2029	6,720	6,315
3.63%, 06/17/2031	1,265	1,159
4.00%, 11/13/2030	3,240	3,058
5.11%, 05/03/2029	5,432	5,440
5.73%, 09/05/2030	12,731	12,927
5.80%, 03/08/2029	10,735	10,968
5.88%, 11/07/2029	2,425	2,489
5.92%, 03/20/2028	1,900	1,944
6.80%, 11/07/2028	435	456
7.35%, 03/06/2030	1,265	1,358
General Motors Co.
5.00%, 04/01/2035	866	846
5.35%, 04/15/2028	8,745	8,958
5.63%, 04/15/2030	11,375	11,852
6.60%, 04/01/2036	685	745
General Motors Financial Co., Inc.
2.40%, 10/15/2028	4,160	3,967
5.05%, 04/04/2028	5,000	5,092
5.40%, 05/08/2027	810	823
Gildan Activewear, Inc.
5.40%, 10/07/2035 (1)	1,150	1,147

The accompanying notes are an integral part of these financial statements.

16

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Cyclical – 1.10% – (continued)
Home Depot, Inc.
3.63%, 04/15/2052	$2,600	$1,898
4.40%, 03/15/2045	268	233
Hyatt Hotels Corp.
5.75%, 01/30/2027	2,370	2,406
Hyundai Capital America
1.30%, 01/08/2026 (1)	1,005	1,005
1.50%, 06/15/2026 (1)	2,215	2,189
1.80%, 01/10/2028 (1)	2,170	2,070
2.38%, 10/15/2027 (1)	1,200	1,164
3.00%, 02/10/2027 (1)	675	667
4.85%, 03/25/2027 (1)	11,065	11,163
4.88%, 06/23/2027 (1)	3,720	3,760
5.15%, 03/27/2030 (1)	10,000	10,244
5.68%, 06/26/2028 (1)	5,000	5,161
Kia Corp.
1.75%, 10/16/2026 (1)	1,620	1,589
LG Energy Solution Ltd.
5.88%, 04/02/2035 (1)	5,000	5,161
Marriott International, Inc.
3.50%, 10/15/2032	6,693	6,249
4.90%, 04/15/2029	809	827
McDonald’s Corp.
4.45%, 03/01/2047	360	308
4.70%, 12/09/2035	216	214
6.30%, 10/15/2037	394	438
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	802	797
4.70%, 06/15/2032	3,150	3,177
Royal Caribbean Cruises Ltd.
6.25%, 03/15/2032 (1)	1,720	1,780
Sands China Ltd.
5.40%, 08/08/2028	249	254
Southwest Airlines Co.
4.38%, 11/15/2028	2,985	2,991
Stellantis Finance U.S., Inc.
2.69%, 09/15/2031 (1)	2,008	1,761
Toll Brothers Finance Corp.
4.35%, 02/15/2028	16,345	16,398
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/2026	482	482
United Airlines 2016-1 Class A Pass-Through Trust
3.45%, 07/07/2028	1,026	1,000
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/2028	4,617	4,498
United Airlines 2016-1 Class B Pass-Through Trust
3.65%, 01/07/2026	891	891
United Airlines 2016-2 Class A Pass-Through Trust
3.10%, 10/07/2028	1,807	1,726
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/2028	1,084	1,045
United Airlines 2018-1 Class A Pass-Through Trust
3.70%, 03/01/2030	2,515	2,400
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/2030	2,224	2,148
United Airlines 2018-1 Class B Pass-Through Trust
4.60%, 03/01/2026	550	550

The accompanying notes are an integral part of these financial statements.

17

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Cyclical – 1.10% – (continued)
United Airlines 2019-1 Class A Pass-Through Trust
4.55%, 08/25/2031	$1,462	$1,422
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/2031	1,672	1,642
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/2032	2,124	1,949
United Airlines 2024-1 Class AA Pass-Through Trust
5.45%, 02/15/2037	2,332	2,397
Volkswagen Group of America Finance LLC
4.35%, 06/08/2027 (1)	12,500	12,518
5.65%, 03/25/2032 (1)	7,945	8,242
5.80%, 03/27/2035 (1)	5,000	5,179
6.20%, 11/16/2028 (1)	727	762
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	2,892	2,539

Total Consumer, Cyclical		277,904

Consumer, Non-cyclical – 3.31%
AbbVie, Inc.
4.05%, 11/21/2039	8,092	7,223
4.25%, 11/21/2049	741	610
4.30%, 05/14/2036	4,495	4,313
4.40%, 11/06/2042	1,700	1,512
4.45%, 05/14/2046	425	369
4.55%, 03/15/2035	6,025	5,931
5.05%, 03/15/2034	4,510	4,635
Aetna, Inc.
4.50%, 05/15/2042	4,205	3,604
4.75%, 03/15/2044	1,800	1,572
6.75%, 12/15/2037	341	375
AHS Hospital Corp.
2.78%, 07/01/2051	2,730	1,688
Altria Group, Inc.
2.45%, 02/04/2032	3,845	3,400
4.50%, 08/06/2030	6,432	6,483
Amgen, Inc.
1.65%, 08/15/2028	1,155	1,089
3.15%, 02/21/2040	4,733	3,730
4.66%, 06/15/2051	1,225	1,048
5.60%, 03/02/2043	2,889	2,905
5.65%, 03/02/2053	7,525	7,368
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	7,057	6,985
4.90%, 02/01/2046	5,555	5,138
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 01/15/2042	2,735	2,611
5.45%, 01/23/2039	1,200	1,242
Ascension Health
3.11%, 11/15/2039	2,670	2,125
Ashtead Capital, Inc.
5.80%, 04/15/2034 (1)	5,000	5,242
AstraZeneca Plc
4.00%, 09/18/2042	540	465
6.45%, 09/15/2037	500	570
Baptist Healthcare System Obligated Group
3.54%, 08/15/2050	2,280	1,620
BAT Capital Corp.
2.73%, 03/25/2031	6,820	6,288

The accompanying notes are an integral part of these financial statements.

18

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Non-cyclical – 3.31% – (continued)
3.56%, 08/15/2027	$952	$945
4.39%, 08/15/2037	10,160	9,359
4.54%, 08/15/2047	2,100	1,742
4.63%, 03/22/2033	8,420	8,372
Baxalta, Inc.
5.25%, 06/23/2045	50	48
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051 (1)	3,755	2,860
5.38%, 01/09/2036 (1)	535	548
6.05%, 01/15/2029 (1)	238	249
Biogen, Inc.
5.75%, 05/15/2035	2,565	2,700
Boston Scientific Corp.
4.55%, 03/01/2039	356	339
6.25%, 11/15/2035	845	947
Bristol-Myers Squibb Co.
3.70%, 03/15/2052	1,704	1,252
4.13%, 06/15/2039	1,512	1,373
4.25%, 10/26/2049	1,973	1,612
4.55%, 02/20/2048	1,374	1,189
5.55%, 02/22/2054	268	263
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	3,900	3,581
3.20%, 04/21/2031	10,250	9,645
4.65%, 09/17/2034	2,895	2,841
5.15%, 08/04/2035	14,340	14,566
5.25%, 04/21/2032	5,295	5,441
Cencora, Inc.
5.15%, 02/15/2035	4,835	4,942
Centene Corp.
3.38%, 02/15/2030	12,500	11,503
Children’s Health System of Texas
2.51%, 08/15/2050	2,270	1,337
Children’s Hospital
2.93%, 07/15/2050	1,340	860
Children’s Hospital Corp.
2.59%, 02/01/2050	1,290	784
Cigna Group
4.38%, 10/15/2028	8,650	8,729
4.80%, 07/15/2046	218	194
4.88%, 09/15/2032	11,725	11,878
5.25%, 01/15/2036	6,200	6,312
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	1,500	1,267
CommonSpirit Health
2.78%, 10/01/2030	5,925	5,514
3.91%, 10/01/2050	1,265	945
Conagra Brands, Inc.
7.00%, 10/01/2028	3,250	3,465
Constellation Brands, Inc.
2.88%, 05/01/2030	3,620	3,406
4.50%, 05/09/2047	180	150
4.75%, 05/09/2032	400	402
4.80%, 05/01/2030	3,280	3,335
Cornell University
4.17%, 06/15/2030	2,685	2,695
4.73%, 06/15/2035	3,926	3,935

The accompanying notes are an integral part of these financial statements.

19

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Non-cyclical – 3.31% – (continued)
Cottage Health Obligated Group
3.30%, 11/01/2049	$1,530	$1,080
CVS Health Corp.
1.75%, 08/21/2030	785	697
4.78%, 03/25/2038	8,370	7,901
4.88%, 07/20/2035	500	492
5.00%, 09/15/2032	4,525	4,619
5.05%, 03/25/2048	5,000	4,408
5.25%, 02/21/2033	3,100	3,192
5.70%, 06/01/2034	8,863	9,288
6.00%, 06/01/2044	9,170	9,215
6.05%, 06/01/2054	1,550	1,541
CVS Pass-Through Trust
5.77%, 01/10/2033 (1)	494	503
5.93%, 01/10/2034 (1)	389	399
7.51%, 01/10/2032 (1)	522	555
CVS Pass-Through Trust Series 2009
8.35%, 07/10/2031 (1)	520	566
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036 (1)	644	598
Dentsply Sirona, Inc.
3.25%, 06/01/2030	3,000	2,771
DH Europe Finance II Sarl
3.25%, 11/15/2039	431	353
Element Fleet Management Corp.
4.64%, 11/24/2030 (1)	4,090	4,101
5.04%, 03/25/2030 (1)	9,825	10,041
6.27%, 06/26/2026 (1)	7,530	7,597
6.32%, 12/04/2028 (1)	2,390	2,521
Elevance Health, Inc.
4.10%, 03/01/2028	920	921
4.38%, 12/01/2047	4,500	3,735
4.63%, 05/15/2042	400	360
4.65%, 01/15/2043	391	350
4.65%, 08/15/2044	395	348
Eli Lilly & Co.
4.90%, 10/15/2035	14,950	15,202
5.00%, 02/09/2054	2,010	1,878
5.65%, 10/15/2065	1,175	1,184
ERAC USA Finance LLC
4.50%, 02/15/2045 (1)	300	261
5.63%, 03/15/2042 (1)	357	362
Experian Finance Plc
2.75%, 03/08/2030 (1)	9,240	8,678
Ford Foundation
2.82%, 06/01/2070	790	445
Fresenius Medical Care U.S. Finance III, Inc.
3.00%, 12/01/2031 (1)	8,000	7,213
General Mills, Inc.
3.00%, 02/01/2051	3,007	1,945
Gilead Sciences, Inc.
1.65%, 10/01/2030	1,700	1,522
2.60%, 10/01/2040	4,268	3,157
4.60%, 09/01/2035	4,225	4,176
Global Payments, Inc.
3.20%, 08/15/2029	4,843	4,618
4.50%, 11/15/2028	10,000	10,019
4.88%, 11/15/2030	7,247	7,255

The accompanying notes are an integral part of these financial statements.

20

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Non-cyclical – 3.31% – (continued)
5.20%, 11/15/2032	$5,865	$5,868
5.30%, 08/15/2029	964	986
5.55%, 11/15/2035	2,920	2,902
Grupo Bimbo SAB de CV
4.70%, 11/10/2047 (1)	4,500	3,874
Hackensack Meridian Health, Inc.
2.68%, 09/01/2041	3,780	2,741
2.88%, 09/01/2050	2,000	1,289
Hartford HealthCare Corp.
3.45%, 07/01/2054	3,370	2,392
HCA, Inc.
3.50%, 07/15/2051	116	79
3.63%, 03/15/2032	4,580	4,326
4.50%, 02/15/2027	7,000	7,015
4.90%, 11/15/2035	2,680	2,643
5.13%, 06/15/2039	1,715	1,656
5.50%, 06/15/2047	1,955	1,847
5.75%, 03/01/2035	2,585	2,713
5.88%, 02/01/2029	4,000	4,168
5.95%, 09/15/2054	1,300	1,284
6.10%, 04/01/2064	6,000	5,944
Humana, Inc.
5.38%, 04/15/2031	21,075	21,788
Icon Investments Six DAC
5.85%, 05/08/2029	6,925	7,227
Illumina, Inc.
4.75%, 12/12/2030	13,195	13,320
Imperial Brands Finance Plc
5.50%, 02/01/2030 (1)	5,815	6,024
J Paul Getty Trust
4.91%, 04/01/2035	10,363	10,540
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co.
5.50%, 01/15/2036 (1)	3,510	3,567
6.25%, 03/01/2056 (1)	5,700	5,673
6.38%, 04/15/2066 (1)	7,683	7,650
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.00%, 05/15/2032	7,450	6,688
3.63%, 01/15/2032	4,875	4,562
3.75%, 12/01/2031	2,700	2,564
5.75%, 04/01/2033	7,500	7,835
6.50%, 12/01/2052	1,155	1,191
6.75%, 03/15/2034	3,176	3,509
7.25%, 11/15/2053	2,635	2,950
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group
5.95%, 04/20/2035 (1)	1,100	1,157
6.38%, 02/25/2055 (1)	2,700	2,745
Keurig Dr Pepper, Inc.
4.42%, 12/15/2046	3,850	3,141
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/2031 (1)	7,500	6,813
Kraft Heinz Foods Co.
4.38%, 06/01/2046	6,113	5,050
4.63%, 10/01/2039	2,357	2,153
Kroger Co.
4.45%, 02/01/2047	1,600	1,346
5.00%, 09/15/2034	6,090	6,124
5.40%, 07/15/2040	95	95
5.50%, 09/15/2054	780	743

The accompanying notes are an integral part of these financial statements.

21

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Non-cyclical – 3.31% – (continued)
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	$2,190	$2,085
Mars, Inc.
5.20%, 03/01/2035 (1)	9,135	9,389
5.65%, 05/01/2045 (1)	4,775	4,813
Massachusetts Institute of Technology
3.89%, 07/01/2116	2,906	2,001
4.68%, 07/01/2114	1,645	1,362
5.62%, 06/01/2055	1,550	1,591
Memorial Health Services
3.45%, 11/01/2049	3,040	2,159
Merck & Co., Inc.
2.75%, 12/10/2051	1,415	876
2.90%, 12/10/2061	1,485	863
4.00%, 03/07/2049	1,340	1,072
5.50%, 03/15/2046	5,910	5,888
5.70%, 12/04/2065	3,316	3,280
Molson Coors Beverage Co.
4.20%, 07/15/2046	1,511	1,213
Mylan, Inc.
5.20%, 04/15/2048	2,483	2,018
5.40%, 11/29/2043	2,625	2,255
MyMichigan Health
3.41%, 06/01/2050	3,480	2,413
Nationwide Children’s Hospital, Inc.
4.56%, 11/01/2052	646	556
NYU Langone Hospitals
3.38%, 07/01/2055	1,270	869
Orlando Health Obligated Group
4.09%, 10/01/2048	2,605	2,116
Pepperdine University
3.30%, 12/01/2059	1,440	912
Pfizer Investment Enterprises Pte Ltd.
5.30%, 05/19/2053	4,685	4,436
Pfizer, Inc.
3.88%, 11/15/2027	5,288	5,305
5.60%, 11/15/2055	2,375	2,354
Philip Morris International, Inc.
4.00%, 10/29/2030	19,120	18,945
5.13%, 02/13/2031	9,615	9,963
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	2,195	1,389
President & Fellows of Harvard College
3.30%, 07/15/2056	4,420	3,042
4.89%, 03/15/2030	8,231	8,489
5.26%, 03/15/2036	4,927	5,172
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	865	857
Quanta Services, Inc.
2.35%, 01/15/2032	2,965	2,611
4.50%, 01/15/2031	7,315	7,321
5.10%, 08/09/2035	10,598	10,621
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	2,800	2,498
RELX Capital, Inc.
5.25%, 03/27/2035	1,120	1,156
Revvity, Inc.
3.63%, 03/15/2051	3,400	2,417

The accompanying notes are an integral part of these financial statements.

22

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Non-cyclical – 3.31% – (continued)
Reynolds American, Inc.
5.70%, 08/15/2035	$110	$115
7.25%, 06/15/2037	2,365	2,733
Roche Holdings, Inc.
4.59%, 09/09/2034 (1)	4,875	4,863
5.59%, 11/13/2033 (1)	7,570	8,093
Royalty Pharma Plc
5.20%, 09/25/2035	4,350	4,372
S&P Global, Inc.
4.25%, 05/01/2029	3,529	3,548
Solventum Corp.
5.60%, 03/23/2034	18,335	19,076
Sysco Corp.
5.95%, 04/01/2030	5,000	5,302
6.60%, 04/01/2050	1,000	1,099
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/2040	912	698
3.18%, 07/09/2050	3,788	2,526
5.65%, 07/05/2044	881	887
Takeda U.S. Financing, Inc.
5.20%, 07/07/2035	17,905	18,236
Texas Health Resources
2.33%, 11/15/2050	970	555
4.33%, 11/15/2055	1,000	821
Trustees of Columbia University in the City of New York
4.36%, 10/01/2035	2,462	2,409
Tyson Foods, Inc.
5.40%, 03/15/2029	7,000	7,237
5.70%, 03/15/2034	2,110	2,225
UnitedHealth Group, Inc.
3.25%, 05/15/2051	1,395	942
3.50%, 08/15/2039	1,675	1,395
4.50%, 04/15/2033	1,515	1,506
4.75%, 05/15/2052	7,015	6,050
5.05%, 04/15/2053	7,745	6,986
5.15%, 07/15/2034	8,245	8,445
5.63%, 07/15/2054	7,788	7,639
5.88%, 02/15/2053	1,495	1,507
University of Chicago
2.76%, 04/01/2045	1,575	1,245
University of Miami
4.06%, 04/01/2052	1,280	1,025
University of Southern California
3.23%, 10/01/2120	1,370	789
Utah Acquisition Sub, Inc.
5.25%, 06/15/2046	2,877	2,363
Verisk Analytics, Inc.
5.75%, 04/01/2033	2,280	2,412
Viatris, Inc.
2.30%, 06/22/2027	3,525	3,424
3.85%, 06/22/2040	3,625	2,783
4.00%, 06/22/2050	4,880	3,250
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	1,530	894

Total Consumer, Non-cyclical		835,672

The accompanying notes are an integral part of these financial statements.

23

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Energy – 2.92%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047 (1)	$3,351	$3,108
Adnoc Murban Rsc Ltd.
4.50%, 09/11/2034 (1)	2,860	2,820
5.13%, 09/11/2054 (1)	7,859	7,385
Aker BP ASA
3.10%, 07/15/2031 (1)	7,730	7,093
3.75%, 01/15/2030 (1)	3,695	3,574
5.13%, 10/01/2034 (1)	1,950	1,907
5.25%, 10/30/2035 (1)	4,000	3,908
5.60%, 06/13/2028 (1)	3,380	3,479
5.80%, 10/01/2054 (1)	700	636
6.00%, 06/13/2033 (1)	19,565	20,475
APA Corp.
5.10%, 09/01/2040	5,883	5,227
Boardwalk Pipelines LP
3.60%, 09/01/2032	5,000	4,664
5.95%, 06/01/2026	3,000	3,009
BP Capital Markets America, Inc.
2.94%, 06/04/2051	3,935	2,504
4.89%, 09/11/2033	2,000	2,035
Canadian Natural Resources Ltd.
5.00%, 12/15/2029	4,055	4,159
6.25%, 03/15/2038	5,000	5,303
6.50%, 02/15/2037	118	127
Cenovus Energy, Inc.
5.25%, 06/15/2037	1,977	1,920
5.40%, 06/15/2047	192	175
6.75%, 11/15/2039	2,987	3,289
Cheniere Energy Partners LP
5.55%, 10/30/2035 (1)	6,615	6,763
5.75%, 08/15/2034	4,000	4,176
5.95%, 06/30/2033	3,000	3,181
Cheniere Energy, Inc.
5.65%, 04/15/2034	1,630	1,691
Columbia Pipeline Group, Inc.
5.80%, 06/01/2045	2,700	2,667
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031 (1)	992	1,009
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/2035 (1)	7,295	7,446
5.96%, 02/15/2055 (1)	4,940	4,866
6.04%, 11/15/2033 (1)	1,000	1,070
ConocoPhillips Co.
5.50%, 01/15/2055	3,090	2,956
Continental Resources, Inc.
2.27%, 11/15/2026 (1)	3,235	3,167
Coterra Energy, Inc.
3.90%, 05/15/2027	3,045	3,034
5.40%, 02/15/2035	2,575	2,614
Devon Energy Corp.
5.75%, 09/15/2054	1,118	1,027
7.95%, 04/15/2032	2,033	2,369
Diamondback Energy, Inc.
5.55%, 04/01/2035	4,625	4,754
DT Midstream, Inc.
5.80%, 12/15/2034 (1)	2,500	2,594

The accompanying notes are an integral part of these financial statements.

24

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Energy – 2.92% – (continued)
Eastern Energy Gas Holdings LLC
5.65%, 10/15/2054	$1,000	$967
6.20%, 01/15/2055	1,445	1,493
Eastern Gas Transmission & Storage, Inc.
4.60%, 12/15/2044	1,300	1,115
Ecopetrol SA
8.63%, 01/19/2029	6,705	7,186
Enbridge Energy Partners LP
7.38%, 10/15/2045	2,600	3,010
7.50%, 04/15/2038	4,949	5,817
Enbridge, Inc.
3.70%, 07/15/2027	4,984	4,958
4.20%, 11/20/2028	2,776	2,779
5.63%, 04/05/2034	2,940	3,069
5.70%, 03/08/2033	2,430	2,559
Energy Transfer LP
4.95%, 01/15/2043	1,482	1,299
5.00%, 05/15/2050	1,115	933
5.25%, 04/15/2029	5,631	5,786
5.30%, 04/01/2044	200	181
5.40%, 10/01/2047	3,500	3,145
5.55%, 05/15/2034	11,305	11,618
5.70%, 04/01/2035	2,000	2,070
6.00%, 02/01/2029 (1)	5,000	5,054
6.00%, 06/15/2048	1,000	970
6.05%, 06/01/2041	2,000	2,026
6.10%, 12/01/2028	3,360	3,529
6.13%, 12/15/2045	810	795
6.20%, 04/01/2055	1,000	980
6.25%, 04/15/2049	3,505	3,469
6.40%, 12/01/2030	2,495	2,695
6.50%, 02/01/2042	3,000	3,159
6.55%, 12/01/2033	1,385	1,518
6.63%, 10/15/2036	2,000	2,171
ENI SpA
4.25%, 05/09/2029 (1)	2,825	2,824
5.70%, 10/01/2040 (1)	557	554
5.95%, 05/15/2054 (1)	1,500	1,487
ENI USA, Inc.
7.30%, 11/15/2027	400	423
Enterprise Products Operating LLC
4.30%, 06/20/2028	3,633	3,664
4.85%, 08/15/2042	4,000	3,703
4.95%, 02/15/2035	5,100	5,159
4.95%, 10/15/2054	177	157
5.20%, 01/15/2036	2,010	2,046
5.75%, 03/01/2035	1,075	1,131
EQT Corp.
3.90%, 10/01/2027	601	598
4.50%, 01/15/2029	5,000	5,012
7.50%, 06/01/2030	7,500	8,250
Equinor ASA
4.25%, 06/02/2028	24,354	24,575
4.50%, 09/03/2030	8,282	8,402
4.75%, 11/14/2035	4,342	4,320
6.50%, 12/01/2028 (1)	5,729	6,129
Exxon Mobil Corp.
3.00%, 08/16/2039	3,535	2,829
3.10%, 08/16/2049	2,040	1,393

The accompanying notes are an integral part of these financial statements.

25

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Energy – 2.92% – (continued)
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040 (1)	$2,123	$1,806
Greensaif Pipelines Bidco Sarl
6.51%, 02/23/2042 (1)	2,235	2,437
Gulfstream Natural Gas System LLC
5.60%, 07/23/2035 (1)	8,150	8,353
Halliburton Co.
4.75%, 08/01/2043	565	498
4.85%, 11/15/2035	200	197
7.60%, 08/15/2096 (1)	258	295
Helmerich & Payne, Inc.
4.85%, 12/01/2029	1,500	1,510
Hess Corp.
5.60%, 02/15/2041	11,405	11,785
Kinder Morgan Energy Partners LP
6.95%, 01/15/2038	8,490	9,536
7.50%, 11/15/2040	483	563
Kinder Morgan, Inc.
5.05%, 02/15/2046	600	539
7.80%, 08/01/2031	4,600	5,326
Marathon Petroleum Corp.
4.50%, 04/01/2048	3,000	2,414
5.13%, 12/15/2026	5,003	5,040
MPLX LP
2.65%, 08/15/2030	7,390	6,844
4.50%, 04/15/2038	4,000	3,647
4.80%, 02/15/2031	7,660	7,740
5.00%, 01/15/2033	10,000	10,036
5.20%, 03/01/2047	695	621
5.20%, 12/01/2047	560	499
5.40%, 04/01/2035	14,895	14,991
5.50%, 06/01/2034	6,610	6,743
NGPL PipeCo LLC
3.25%, 07/15/2031 (1)	2,055	1,891
Northern Natural Gas Co.
5.63%, 02/01/2054 (1)	560	538
Occidental Petroleum Corp.
4.30%, 08/15/2039	825	711
4.40%, 04/15/2046	2,800	2,212
5.55%, 10/01/2034	5,000	5,100
6.13%, 01/01/2031	2,009	2,123
6.20%, 03/15/2040	1,490	1,513
6.45%, 09/15/2036	4,000	4,263
6.60%, 03/15/2046	1,142	1,181
7.88%, 09/15/2031	5,368	6,138
ONEOK Partners LP
6.20%, 09/15/2043	2,500	2,535
6.65%, 10/01/2036	1,050	1,143
ONEOK, Inc.
3.10%, 03/15/2030	13,970	13,284
4.20%, 03/15/2045	4,567	3,525
4.75%, 10/15/2031	275	276
6.25%, 10/15/2055	3,420	3,427
6.50%, 09/01/2030 (1)	16,976	18,201
Ovintiv, Inc.
5.65%, 05/15/2028	1,351	1,391
6.63%, 08/15/2037	2,326	2,467

The accompanying notes are an integral part of these financial statements.

26

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Energy – 2.92% – (continued)
Petroleos Mexicanos
6.50%, 01/23/2029	$970	$986
6.63%, 06/15/2038	126	114
6.70%, 02/16/2032	6,724	6,706
Phillips 66
5.88%, 05/01/2042	3,000	3,032
Pioneer Natural Resources Co.
1.90%, 08/15/2030	10,650	9,646
Plains All American Pipeline LP
5.95%, 06/15/2035	2,955	3,077
Plains All American Pipeline LP / PAA Finance Corp.
3.55%, 12/15/2029	2,800	2,720
4.70%, 01/15/2031	2,700	2,715
5.60%, 01/15/2036	6,771	6,849
QatarEnergy
1.38%, 09/12/2026 (1)	1,534	1,505
2.25%, 07/12/2031 (1)	3,240	2,918
3.13%, 07/12/2041 (1)	24,182	18,622
Reliance Industries Ltd.
2.88%, 01/12/2032 (1)	3,000	2,737
Sabal Trail Transmission LLC
4.68%, 05/01/2038 (1)	10,000	9,464
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	3,320	3,333
Santos Finance Ltd.
3.65%, 04/29/2031 (1)	5,891	5,520
5.75%, 11/13/2035 (1)	5,000	4,972
6.88%, 09/19/2033 (1)	3,160	3,456
Saudi Arabian Oil Co.
4.75%, 06/02/2030 (1)	930	942
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027	775	782
5.03%, 10/01/2029	885	898
5.58%, 10/01/2034	9,175	9,266
Spectra Energy Partners LP
4.50%, 03/15/2045	3,000	2,530
Suncor Energy, Inc.
5.95%, 12/01/2034	1,048	1,109
6.80%, 05/15/2038	230	254
7.88%, 06/15/2026	543	552
Targa Resources Corp.
4.90%, 09/15/2030	4,902	4,995
5.20%, 07/01/2027	4,000	4,065
5.50%, 02/15/2035	3,480	3,565
5.55%, 08/15/2035	3,000	3,071
6.15%, 03/01/2029	7,916	8,333
TC PipeLines LP
3.90%, 05/25/2027	5,000	4,979
TotalEnergies Capital International SA
2.99%, 06/29/2041	4,000	3,026
3.13%, 05/29/2050	2,465	1,643
3.46%, 07/12/2049	1,905	1,360
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	6,253	5,991
5.10%, 03/15/2036 (1)	2,230	2,245
Valero Energy Corp.
4.35%, 06/01/2028	3,416	3,435
6.63%, 06/15/2037	5,000	5,506

The accompanying notes are an integral part of these financial statements.

27

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Energy – 2.92% – (continued)
Var Energi ASA
5.00%, 05/18/2027 (1)	$11,460	$11,552
5.88%, 05/22/2030 (1)	6,000	6,245
7.50%, 01/15/2028 (1)	2,200	2,330
8.00%, 11/15/2032 (1)	4,000	4,578
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029 (1)	3,000	2,812
6.25%, 01/15/2030 (1)	4,000	4,050
Western Midstream Operating LP
4.80%, 03/01/2031	7,633	7,630
5.25%, 02/01/2050	1,040	890
5.30%, 03/01/2048	3,100	2,673
5.45%, 11/15/2034	9,806	9,876
5.45%, 04/01/2044	3,470	3,161
6.15%, 04/01/2033	5,971	6,322
7.25%, 04/01/2030 (1)	6,000	6,405
Williams Companies, Inc.
2.60%, 03/15/2031	2,530	2,310
4.85%, 03/01/2048	3,000	2,628
4.90%, 01/15/2045	2,355	2,108
5.10%, 09/15/2045	4,510	4,139
5.40%, 03/04/2044	2,750	2,636
5.60%, 03/15/2035	2,010	2,090
5.65%, 03/15/2033	3,350	3,523
5.75%, 06/24/2044	2,500	2,484
6.00%, 03/15/2055	535	544
6.30%, 04/15/2040	333	359
Woodside Finance Ltd.
5.10%, 09/12/2034	7,000	6,916

Total Energy		737,707

Financials – 11.96%
200 Park Funding Trust
5.74%, 02/15/2055 (1)	3,000	2,984
ABN AMRO Bank NV
1.54% (1 Year CMT Index + 0.80%), 06/16/2027 (1)(2)	5,000	4,939
2.47% (1 Year CMT Index + 1.10%), 12/13/2029 (1)(2)	1,300	1,239
3.32% (5 Year CMT Index + 1.90%), 03/13/2037 (1)(2)	2,500	2,286
5.52% (1 Year CMT Index + 1.25%), 12/03/2035 (1)(2)	2,200	2,272
6.34% (1 Year CMT Index + 1.65%), 09/18/2027 (1)(2)	8,900	9,037
AEGON Funding Co. LLC
5.50%, 04/16/2027 (1)	3,500	3,555
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.45%, 10/29/2026	2,345	2,313
3.00%, 10/29/2028	20,150	19,535
3.30%, 01/30/2032	19,935	18,406
5.00%, 11/15/2035	885	874
5.10%, 01/19/2029	755	772
6.10%, 01/15/2027	3,680	3,750
AIA Group Ltd.
3.20%, 09/16/2040 (1)	915	725
AIB Group Plc
5.32% (SOFR + 1.65%), 05/15/2031 (1)(2)	4,370	4,510
5.87% (SOFR + 1.91%), 03/28/2035 (1)(2)	8,300	8,759
6.61% (SOFR + 2.33%), 09/13/2029 (1)(2)	6,070	6,446
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (1)	955	1,059

The accompanying notes are an integral part of these financial statements.

28

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 11.96% – (continued)
Aircastle Ltd. / Aircastle Ireland DAC
5.00%, 09/15/2030 (1)	$5,345	$5,394
5.25%, 03/15/2030 (1)	2,345	2,394
Alexandria Real Estate Equities, Inc.
2.00%, 05/18/2032	2,180	1,843
3.80%, 04/15/2026	338	338
4.00%, 02/01/2050	1,451	1,082
5.50%, 10/01/2035	5,430	5,518
Ally Financial, Inc.
5.54% (SOFR + 1.73%), 01/17/2031 (2)	2,000	2,046
6.85% (SOFR + 2.82%), 01/03/2030 (2)	3,000	3,183
American Express Co.
3.55% (5 Year CMT Index + 2.85%), 09/15/2174 (2)	3,475	3,427
4.80% (SOFR + 1.24%), 10/24/2036 (2)	3,180	3,140
4.92% (SOFR + 1.22%), 07/20/2033 (2)	2,075	2,112
5.44% (SOFR + 1.32%), 01/30/2036 (2)	2,585	2,685
American National Global Funding
5.55%, 01/28/2030 (1)	8,000	8,215
American National Group, Inc.
5.75%, 10/01/2029	1,500	1,552
6.00%, 07/15/2035	7,000	7,098
American Tower Corp.
1.88%, 10/15/2030	2,485	2,220
2.10%, 06/15/2030	1,300	1,180
2.95%, 01/15/2051	875	557
3.10%, 06/15/2050	1,340	880
3.38%, 10/15/2026	506	503
3.70%, 10/15/2049	2,065	1,533
Americold Realty Operating Partnership LP
5.41%, 09/12/2034	8,015	7,822
5.60%, 05/15/2032	5,000	5,034
AmFam Holdings, Inc.
2.81%, 03/11/2031 (1)	5,000	4,392
Aon Corp. / Aon Global Holdings Plc
3.90%, 02/28/2052	4,250	3,180
Aon North America, Inc.
5.45%, 03/01/2034	3,880	4,032
5.75%, 03/01/2054	1,685	1,676
Arthur J Gallagher & Co.
3.50%, 05/20/2051	3,000	2,092
5.00%, 02/15/2032	3,495	3,573
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust
6.09%, 12/15/2044 (1)	8,000	8,080
Athene Global Funding
2.95%, 11/12/2026 (1)	8,845	8,753
Athene Holding Ltd.
6.25%, 04/01/2054	3,865	3,759
Australia & New Zealand Banking Group Ltd.
2.57% (5 Year CMT Index + 1.70%), 11/25/2035 (1)(2)	4,590	4,128
4.40%, 05/19/2026 (1)	1,816	1,818
5.20% (1 Year CMT Index + 1.47%), 09/30/2035 (1)(2)	3,500	3,517
Aviation Capital Group LLC
4.80%, 10/24/2030 (1)	6,000	6,002
5.13%, 04/10/2030 (1)	2,335	2,371
5.38%, 07/15/2029 (1)	1,400	1,433
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (1)	1,430	1,425
2.53%, 11/18/2027 (1)	4,647	4,505

The accompanying notes are an integral part of these financial statements.

29

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 11.96% – (continued)
3.25%, 02/15/2027 (1)	$3,700	$3,659
4.25%, 04/15/2026 (1)	1,710	1,710
4.38%, 05/01/2026 (1)	790	790
4.70%, 01/30/2031 (1)	2,545	2,529
4.95%, 01/15/2028 (1)	3,604	3,646
4.95%, 10/15/2032 (1)	6,518	6,447
5.15%, 01/15/2030 (1)	4,295	4,365
Banco Nacional de Panama
2.50%, 08/11/2030 (1)	2,750	2,436
Banco Santander SA
1.72% (1 Year CMT Index + 0.90%), 09/14/2027 (2)	3,000	2,949
4.55%, 11/06/2030	15,600	15,617
5.13%, 11/06/2035	10,000	9,997
5.54% (1 Year CMT Index + 1.45%), 03/14/2030 (2)	3,400	3,518
6.35%, 03/14/2034	13,400	14,437
6.61%, 11/07/2028	4,400	4,694
Bank of America Corp.
1.73% (SOFR + 0.96%), 07/22/2027 (2)	7,170	7,079
1.90% (SOFR + 1.53%), 07/23/2031 (2)	1,285	1,154
2.09% (SOFR + 1.06%), 06/14/2029 (2)	15,630	14,909
2.30% (SOFR + 1.22%), 07/21/2032 (2)	16,345	14,615
2.55% (SOFR + 1.05%), 02/04/2028 (2)	3,075	3,025
2.57% (SOFR + 1.21%), 10/20/2032 (2)	4,515	4,072
2.59% (SOFR + 2.15%), 04/29/2031 (2)	2,997	2,793
2.68% (SOFR + 1.93%), 06/19/2041 (2)	7,418	5,470
2.69% (SOFR + 1.32%), 04/22/2032 (2)	17,025	15,623
2.88% (3 Month Term SOFR + 1.45%), 10/22/2030 (2)	5,130	4,882
2.97% (SOFR + 1.33%), 02/04/2033 (2)	6,450	5,899
3.19% (3 Month Term SOFR + 1.44%), 07/23/2030 (2)	11,108	10,729
3.59% (3 Month Term SOFR + 1.63%), 07/21/2028 (2)	7,800	7,746
3.82% (3 Month Term SOFR + 1.84%), 01/20/2028 (2)	10,000	9,976
4.27% (3 Month Term SOFR + 1.57%), 07/23/2029 (2)	1,500	1,507
4.45%, 03/03/2026	7,140	7,145
5.51% (SOFR + 1.31%), 01/24/2036 (2)	3,900	4,066
6.20% (SOFR + 1.99%), 11/10/2028 (2)	3,000	3,117
6.25% (5 Year CMT Index + 2.35%), 10/26/2174 (2)	3,765	3,824
7.75%, 05/14/2038	137	166
Bank of Ireland Group Plc
2.03% (1 Year CMT Index + 1.10%), 09/30/2027 (1)(2)	6,132	6,035
5.60% (SOFR + 1.62%), 03/20/2030 (1)(2)	15,120	15,704
Bank of Montreal
3.80% (5 Year Swap Rate USD + 1.43%), 12/15/2032 (2)	6,500	6,423
4.35% (SOFR + 1.08%), 09/22/2031 (2)	4,755	4,749
4.57% (SOFR + 0.88%), 09/10/2027 (2)	5,000	5,019
Bank of New York Mellon Corp.
6.47% (SOFR + 1.85%), 10/25/2034 (2)	2,380	2,663
Bank of Nova Scotia
4.59% (5 Year CMT Index + 2.05%), 05/04/2037 (2)	8,000	7,794
4.85%, 02/01/2030	1,057	1,082
4.93% (SOFR + 0.89%), 02/14/2029 (2)	10,000	10,192
Banque Federative du Credit Mutuel SA
5.54%, 01/22/2030 (1)	2,835	2,945
5.79%, 07/13/2028 (1)	5,080	5,276
Barclays Plc
2.89% (1 Year CMT Index + 1.30%), 11/24/2032 (2)	1,572	1,432
4.84% (SOFR + 1.34%), 09/10/2028 (2)	2,450	2,479
4.94% (SOFR + 1.56%), 09/10/2030 (2)	11,803	12,037
5.34% (SOFR + 1.91%), 09/10/2035 (2)	9,000	9,146

The accompanying notes are an integral part of these financial statements.

30

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 11.96% – (continued)
5.37% (SOFR + 1.23%), 02/25/2031 (2)	$2,115	$2,186
5.79% (SOFR + 1.59%), 02/25/2036 (2)	1,835	1,921
6.22% (SOFR + 2.98%), 05/09/2034 (2)	8,288	8,912
6.50% (SOFR + 1.88%), 09/13/2027 (2)	6,615	6,718
7.44% (1 Year CMT Index + 3.50%), 11/02/2033 (2)	5,000	5,717
Belrose Funding Trust II
6.79%, 05/15/2055 (1)	5,000	5,192
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	2,265	1,743
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045 (1)	170	147
BNP Paribas SA
1.32% (SOFR + 1.00%), 01/13/2027 (1)(2)	4,000	3,996
1.68% (SOFR + 0.91%), 06/30/2027 (1)(2)	2,660	2,627
1.90% (SOFR + 1.61%), 09/30/2028 (1)(2)	6,280	6,043
2.59% (5 Year CMT Index + 2.05%), 08/12/2035 (1)(2)	2,000	1,808
2.87% (3 Month Term SOFR + 1.39%), 04/19/2032 (1)(2)	3,560	3,250
3.13% (SOFR + 1.56%), 01/20/2033 (1)(2)	550	502
4.79% (SOFR + 1.45%), 05/09/2029 (1)(2)	4,225	4,272
5.09% (SOFR + 1.68%), 05/09/2031 (1)(2)	14,620	14,924
5.18% (SOFR + 1.52%), 01/09/2030 (1)(2)	750	768
5.28% (SOFR + 1.28%), 11/19/2030 (1)(2)	7,335	7,550
5.34% (1 Year CMT Index + 1.50%), 06/12/2029 (1)(2)	6,000	6,156
5.50% (SOFR + 1.59%), 05/20/2030 (1)(2)	4,509	4,664
5.79% (SOFR + 1.62%), 01/13/2033 (1)(2)	3,590	3,769
5.91% (SOFR + 1.92%), 11/19/2035 (1)(2)	4,425	4,595
BPCE SA
2.28% (SOFR + 1.31%), 01/20/2032 (1)(2)	8,350	7,398
3.12% (SOFR + 1.73%), 10/19/2032 (1)(2)	6,500	5,833
3.25%, 01/11/2028 (1)	7,815	7,685
5.39% (SOFR + 1.58%), 05/28/2031 (1)(2)	10,175	10,444
5.72% (SOFR + 1.96%), 01/18/2030 (1)(2)	1,400	1,449
5.75% (SOFR + 2.87%), 07/19/2033 (1)(2)	1,200	1,248
5.88% (SOFR + 1.68%), 01/14/2031 (1)(2)	1,500	1,567
5.94% (SOFR + 1.85%), 05/30/2035 (1)(2)	6,611	6,894
5.98% (SOFR + 2.10%), 01/18/2027 (1)(2)	4,300	4,303
6.03% (SOFR + 1.96%), 05/28/2036 (1)(2)	13,210	13,853
6.29% (SOFR + 2.04%), 01/14/2036 (1)(2)	2,710	2,892
6.71% (SOFR + 2.27%), 10/19/2029 (1)(2)	3,300	3,501
Brixmor Operating Partnership LP
2.25%, 04/01/2028	1,930	1,853
2.50%, 08/16/2031	1,080	971
4.05%, 07/01/2030	2,286	2,254
4.85%, 02/15/2033	3,570	3,578
5.75%, 02/15/2035	2,250	2,364
Brookfield Finance, Inc.
3.90%, 01/25/2028	770	767
4.70%, 09/20/2047	158	137
4.85%, 03/29/2029	875	889
Brown & Brown, Inc.
2.38%, 03/15/2031	4,150	3,721
4.20%, 03/17/2032	6,000	5,806
4.90%, 06/23/2030	9,995	10,133
5.25%, 06/23/2032	4,785	4,893
6.25%, 06/23/2055	3,490	3,629
CaixaBank SA
5.58% (SOFR + 1.79%), 07/03/2036 (1)(2)	16,209	16,654
5.67% (SOFR + 1.78%), 03/15/2030 (1)(2)	1,470	1,526

The accompanying notes are an integral part of these financial statements.

31

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 11.96% – (continued)
6.04% (SOFR + 2.26%), 06/15/2035 (1)(2)	$5,065	$5,398
6.84% (SOFR + 2.77%), 09/13/2034 (1)(2)	22,354	24,931
Canadian Imperial Bank of Commerce
4.58% (SOFR + 1.17%), 09/08/2031 (2)	8,617	8,683
4.86% (SOFR + 1.03%), 03/30/2029 (2)	10,000	10,165
Cantor Fitzgerald LP
7.20%, 12/12/2028 (1)	11,915	12,657
Capital One Financial Corp.
1.88% (SOFR + 0.86%), 11/02/2027 (2)	361	354
2.62% (SOFR + 1.27%), 11/02/2032 (2)	2,495	2,236
4.49% (SOFR + 1.25%), 09/11/2031 (2)	4,000	3,994
5.20% (SOFR + 1.63%), 09/11/2036 (2)	1,500	1,492
5.70% (SOFR + 1.91%), 02/01/2030 (2)	2,410	2,506
6.31% (SOFR + 2.64%), 06/08/2029 (2)	11,130	11,680
7.62% (SOFR + 3.07%), 10/30/2031 (2)	7,000	7,911
Capital One N.A.
4.65%, 09/13/2028	4,000	4,059
5.97% (5 Year USD SOFR Spread-Adjusted ICE Swap Rate + 1.73%), 08/09/2028 (2)	3,471	3,606
CBRE Services, Inc.
4.90%, 01/15/2033	6,000	6,029
Charles Schwab Corp.
1.65%, 03/11/2031	11,130	9,762
Chubb INA Holdings LLC
4.90%, 08/15/2035	9,517	9,557
Citigroup, Inc.
1.12% (SOFR + 0.77%), 01/28/2027 (2)	19,320	19,276
2.56% (SOFR + 1.17%), 05/01/2032 (2)	19,270	17,488
2.57% (SOFR + 2.11%), 06/03/2031 (2)	1,200	1,112
2.67% (SOFR + 1.15%), 01/29/2031 (2)	515	482
3.06% (SOFR + 1.35%), 01/25/2033 (2)	6,852	6,277
3.52% (3 Month Term SOFR + 1.41%), 10/27/2028 (2)	3,000	2,973
3.67% (3 Month Term SOFR + 1.65%), 07/24/2028 (2)	7,895	7,845
3.70%, 01/12/2026	9,150	9,149
3.79% (SOFR + 1.94%), 03/17/2033 (2)	1,000	953
3.89% (3 Month Term SOFR + 1.82%), 01/10/2028 (2)	9,100	9,083
3.98% (3 Month Term SOFR + 1.60%), 03/20/2030 (2)	3,490	3,458
4.08% (3 Month Term SOFR + 1.45%), 04/23/2029 (2)	1,111	1,110
4.30%, 11/20/2026	1,570	1,574
4.45%, 09/29/2027	8,213	8,266
4.50% (SOFR + 1.17%), 09/11/2031 (2)	21,577	21,644
4.54% (SOFR + 1.34%), 09/19/2030 (2)	3,924	3,955
4.95% (SOFR + 1.46%), 05/07/2031 (2)	8,240	8,416
5.17% (SOFR + 1.36%), 02/13/2030 (2)	2,500	2,565
5.33% (SOFR + 1.47%), 03/27/2036 (2)	21,655	22,152
6.02% (SOFR + 1.83%), 01/24/2036 (2)	10,042	10,518
Citizens Financial Group, Inc.
3.25%, 04/30/2030	5,000	4,772
5.84% (SOFR + 2.01%), 01/23/2030 (2)	16,514	17,224
6.65% (SOFR + 2.33%), 04/25/2035 (2)	2,000	2,199
CNA Financial Corp.
3.45%, 08/15/2027	820	812
5.50%, 06/15/2033	8,225	8,519
CNO Global Funding
4.95%, 09/09/2029 (1)	4,000	4,060
5.88%, 06/04/2027 (1)	5,000	5,111
Constellation Global Funding
4.85%, 10/22/2030 (1)	5,000	4,958

The accompanying notes are an integral part of these financial statements.

32

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 11.96% – (continued)
Cooperatieve Rabobank UA
4.99% (1 Year CMT Index + 0.92%), 05/27/2031 (1)(2)	$5,450	$5,575
5.71% (1 Year CMT Index + 1.00%), 01/21/2033 (1)(2)	3,100	3,263
COPT Defense Properties LP
2.00%, 01/15/2029	860	803
2.75%, 04/15/2031	1,555	1,418
2.90%, 12/01/2033	4,120	3,515
Corebridge Financial, Inc.
3.65%, 04/05/2027	2,055	2,042
3.85%, 04/05/2029	1,455	1,431
Corebridge Global Funding
4.90%, 08/21/2032 (1)	670	674
Credit Agricole SA
1.25% (SOFR + 0.89%), 01/26/2027 (1)(2)	3,500	3,493
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033 (1)(2)	5,000	4,949
4.82% (SOFR + 1.36%), 09/25/2033 (1)(2)	3,005	3,001
5.22% (SOFR + 1.46%), 05/27/2031 (1)(2)	1,767	1,814
5.23% (SOFR + 1.13%), 01/09/2029 (1)(2)	3,394	3,466
5.86% (SOFR + 1.74%), 01/09/2036 (1)(2)	6,245	6,587
6.25% (SOFR + 2.67%), 01/10/2035 (1)(2)	3,000	3,185
6.32% (SOFR + 1.86%), 10/03/2029 (1)(2)	2,575	2,714
Crown Castle, Inc.
3.10%, 11/15/2029	875	834
4.00%, 03/01/2027	261	260
5.10%, 05/01/2033	2,625	2,647
CubeSmart LP
2.25%, 12/15/2028	7,275	6,902
Danske Bank
4.42% (1 Year CMT Index + 0.85%), 09/12/2031 (1)(2)	1,760	1,751
4.61% (1 Year CMT Index + 1.10%), 10/02/2030 (1)(2)	1,861	1,876
5.02% (1 Year CMT Index + 0.93%), 03/04/2031 (1)(2)	7,680	7,843
5.71% (1 Year CMT Index + 1.40%), 03/01/2030 (1)(2)	3,480	3,616
Deutsche Bank AG
2.31% (SOFR + 1.22%), 11/16/2027 (2)	674	663
2.55% (SOFR + 1.32%), 01/07/2028 (2)	3,350	3,295
3.55% (SOFR + 3.04%), 09/18/2031 (2)	2,475	2,362
3.73% (SOFR + 2.76%), 01/14/2032 (2)	5,000	4,726
3.74% (SOFR + 2.26%), 01/07/2033 (2)	9,000	8,360
4.47% (SOFR + 1.10%), 12/10/2031 (2)	1,445	1,440
4.95% (SOFR + 1.30%), 08/04/2031 (2)	18,065	18,248
5.00% (SOFR + 1.70%), 09/11/2030 (2)	1,170	1,188
5.30% (SOFR + 1.72%), 05/09/2031 (2)	21,336	21,860
5.37% (SOFR + 1.21%), 01/10/2029 (2)	4,125	4,209
5.40% (SOFR + 2.05%), 09/11/2035 (2)	1,210	1,234
5.41%, 05/10/2029	2,055	2,136
6.72% (SOFR + 3.18%), 01/18/2029 (2)	652	683
6.82% (SOFR + 2.51%), 11/20/2029 (2)	1,420	1,514
7.15% (SOFR + 2.52%), 07/13/2027 (2)	6,785	6,889
Digital Realty Trust LP
5.55%, 01/15/2028	3,000	3,081
DNB Bank ASA
1.61% (1 Year CMT Index + 0.68%), 03/30/2028 (1)(2)	3,435	3,336
4.38% (SOFR + 1.05%), 11/04/2031 (1)(2)	9,350	9,314
4.85% (SOFR + 1.05%), 11/05/2030 (1)(2)	1,990	2,029
DOC DR LLC
2.63%, 11/01/2031	1,360	1,223
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/2030	5,590	5,607

The accompanying notes are an integral part of these financial statements.

33

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 11.96% – (continued)
Essex Portfolio LP
1.65%, 01/15/2031	$910	$794
2.65%, 03/15/2032	1,740	1,551
Extra Space Storage LP
2.20%, 10/15/2030	2,630	2,379
4.00%, 06/15/2029	1,831	1,813
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	950	990
7.40%, 01/13/2028	1,318	1,379
F&G Global Funding
1.75%, 06/30/2026 (1)	1,905	1,881
Fairfax Financial Holdings Ltd.
5.63%, 08/16/2032	9,000	9,389
6.00%, 12/07/2033	6,640	7,041
Federation des Caisses Desjardins du Quebec
5.25%, 04/26/2029 (1)	7,700	7,969
Five Corners Funding Trust III
5.79%, 02/15/2033 (1)	2,000	2,108
FMR LLC
4.95%, 02/01/2033 (1)	250	252
6.45%, 11/15/2039 (1)	258	285
FS KKR Capital Corp.
6.13%, 01/15/2031	832	812
Globe Life, Inc.
4.55%, 09/15/2028	3,000	3,027
Goldman Sachs Capital I
6.35%, 02/15/2034	127	135
Goldman Sachs Group, Inc.
1.54% (SOFR + 0.82%), 09/10/2027 (2)	9,234	9,072
1.95% (SOFR + 0.91%), 10/21/2027 (2)	2,541	2,498
1.99% (SOFR + 1.09%), 01/27/2032 (2)	7,395	6,569
2.38% (SOFR + 1.25%), 07/21/2032 (2)	3,165	2,835
2.62% (SOFR + 1.28%), 04/22/2032 (2)	9,805	8,940
2.64% (SOFR + 1.11%), 02/24/2028 (2)	8,243	8,114
3.10% (SOFR + 1.41%), 02/24/2033 (2)	4,956	4,566
3.62% (SOFR + 1.85%), 03/15/2028 (2)	14,810	14,728
4.22% (3 Month Term SOFR + 1.56%), 05/01/2029 (2)	5,000	5,010
4.37% (SOFR + 1.06%), 10/21/2031 (2)	13,654	13,621
4.41% (3 Month Term SOFR + 1.69%), 04/23/2039 (2)	2,075	1,917
4.69% (SOFR + 1.14%), 10/23/2030 (2)	3,870	3,923
4.94% (SOFR + 1.33%), 10/21/2036 (2)	8,835	8,771
5.05% (SOFR + 1.21%), 07/23/2030 (2)	4,615	4,729
5.22% (SOFR + 1.58%), 04/23/2031 (2)	16,395	16,934
5.33% (SOFR + 1.55%), 07/23/2035 (2)	8,410	8,641
5.54% (SOFR + 1.38%), 01/28/2036 (2)	1,900	1,972
5.73% (SOFR + 1.70%), 01/28/2056 (2)	8,383	8,473
6.48% (SOFR + 1.77%), 10/24/2029 (2)	3,200	3,394
6.75%, 10/01/2037	2,170	2,423
Goodman U.S. Finance Four LLC
4.50%, 10/15/2037 (1)	200	186
Goodman U.S. Finance Six LLC
5.13%, 10/07/2034 (1)	1,110	1,114
Goodman U.S. Finance Three LLC
3.70%, 03/15/2028 (1)	862	853
Great-West Lifeco Finance 2018 LP
4.58%, 05/17/2048 (1)	650	561
Guardian Life Global Funding
4.33%, 10/06/2030 (1)	10,000	10,018

The accompanying notes are an integral part of these financial statements.

34

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 11.96% – (continued)
Guardian Life Insurance Co. of America
4.85%, 01/24/2077 (1)	$5,610	$4,598
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	5,610	5,102
Hartford Insurance Group, Inc.
4.30%, 04/15/2043	1,080	928
Healthpeak OP LLC
3.50%, 07/15/2029	1,742	1,693
Henneman Trust
6.58%, 05/15/2055 (1)	5,000	5,206
High Street Funding Trust II
4.68%, 02/15/2048 (1)	5,250	4,540
Host Hotels & Resorts LP
4.25%, 12/15/2028	2,500	2,502
HPS Corporate Lending Fund
4.90%, 09/11/2028 (1)	3,735	3,716
5.45%, 11/15/2030 (1)	3,828	3,817
HSBC Holdings Plc
2.01% (SOFR + 1.73%), 09/22/2028 (2)	3,585	3,460
2.21% (SOFR + 1.29%), 08/17/2029 (2)	2,075	1,973
2.36% (SOFR + 1.95%), 08/18/2031 (2)	2,580	2,347
2.87% (SOFR + 1.41%), 11/22/2032 (2)	2,095	1,903
3.97% (3 Month Term SOFR + 1.87%), 05/22/2030 (2)	1,000	988
4.62% (SOFR + 1.19%), 11/06/2031 (2)	4,650	4,664
4.90% (SOFR + 1.03%), 03/03/2029 (2)	4,000	4,058
5.13% (SOFR + 1.04%), 11/19/2028 (2)	10,000	10,185
5.13% (SOFR + 1.29%), 03/03/2031 (2)	1,220	1,250
5.13% (SOFR + 1.43%), 11/06/2036 (2)	2,855	2,863
5.24% (SOFR + 1.57%), 05/13/2031 (2)	16,710	17,216
5.29% (SOFR + 1.29%), 11/19/2030 (2)	8,925	9,209
6.33% (SOFR + 2.65%), 03/09/2044 (2)	1,060	1,161
Huntington Bancshares, Inc.
5.27% (SOFR + 1.28%), 01/15/2031 (2)	5,880	6,050
5.71% (SOFR + 1.87%), 02/02/2035 (2)	4,765	4,977
6.21% (SOFR + 2.02%), 08/21/2029 (2)	2,864	3,004
ING Groep NV
1.73% (SOFR + 1.01%), 04/01/2027 (2)	705	701
4.86% (SOFR + 1.01%), 03/25/2029 (2)	4,585	4,654
5.07% (SOFR + 1.23%), 03/25/2031 (2)	5,400	5,533
5.53% (SOFR + 1.61%), 03/25/2036 (2)	3,150	3,271
5.55% (SOFR + 1.77%), 03/19/2035 (2)	5,000	5,201
6.08% (SOFR + 1.56%), 09/11/2027 (2)	923	935
Intesa Sanpaolo SpA
3.88%, 01/12/2028 (1)	3,700	3,672
Jackson National Life Global Funding
4.55%, 09/09/2030 (1)	13,850	13,796
4.90%, 01/13/2027 (1)	6,000	6,048
Jefferies Financial Group, Inc.
6.20%, 04/14/2034	5,000	5,277
6.25%, 01/15/2036	155	164
6.45%, 06/08/2027	428	442
JP Morgan Chase & Co.
1.04% (3 Month Term SOFR + 0.70%), 02/04/2027 (2)	1,950	1,945
1.47% (SOFR + 0.77%), 09/22/2027 (2)	15,960	15,669
1.58% (SOFR + 0.89%), 04/22/2027 (2)	5,000	4,962
2.07% (SOFR + 1.02%), 06/01/2029 (2)	3,165	3,022
2.58% (3 Month Term SOFR + 1.25%), 04/22/2032 (2)	6,390	5,841
2.95% (SOFR + 1.17%), 02/24/2028 (2)	2,600	2,568

The accompanying notes are an integral part of these financial statements.

35

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 11.96% – (continued)
2.96% (SOFR + 1.26%), 01/25/2033 (2)	$10,500	$9,636
4.01% (3 Month Term SOFR + 1.38%), 04/23/2029 (2)	1,155	1,154
4.32% (SOFR + 1.56%), 04/26/2028 (2)	1,995	2,003
4.45% (3 Month Term SOFR + 1.59%), 12/05/2029 (2)	9,660	9,760
4.51% (SOFR + 0.86%), 10/22/2028 (2)	6,000	6,059
4.92% (SOFR + 0.80%), 01/24/2029 (2)	3,000	3,056
4.98% (SOFR + 0.93%), 07/22/2028 (2)	5,000	5,074
5.30% (SOFR + 1.45%), 07/24/2029 (2)	12,680	13,067
5.35% (SOFR + 1.85%), 06/01/2034 (2)	3,600	3,740
5.58% (SOFR + 1.64%), 07/23/2036 (2)	4,985	5,157
5.58% (SOFR + 1.16%), 04/22/2030 (2)	12,476	13,015
5.77% (SOFR + 1.49%), 04/22/2035 (2)	3,000	3,197
6.41% (3 Month Term SOFR + 2.75%), 10/01/2174 (2)	4,275	4,286
KBC Group NV
4.45% (1 Year CMT Index + 0.85%), 09/23/2031 (1)(2)	26,713	26,645
4.93% (1 Year CMT Index + 1.07%), 10/16/2030 (1)(2)	3,705	3,774
5.80% (1 Year CMT Index + 2.10%), 01/19/2029 (1)(2)	3,717	3,839
KeyCorp
4.79% (SOFR + 2.06%), 06/01/2033 (2)	590	590
5.12% (SOFR + 1.23%), 04/04/2031 (2)	2,985	3,066
6.40% (SOFR + 2.42%), 03/06/2035 (2)	2,495	2,710
Liberty Mutual Group, Inc.
3.95%, 10/15/2050 (1)	269	199
4.57%, 02/01/2029 (1)	1,950	1,959
5.50%, 06/15/2052 (1)	5,750	5,369
Liberty Mutual Insurance Co.
7.70%, 10/15/2097 (1)	100	112
Lincoln National Corp.
5.35%, 11/15/2035	5,000	5,044
7.00%, 06/15/2040	1,715	1,927
Lloyds Banking Group Plc
1.63% (1 Year CMT Index + 0.85%), 05/11/2027 (2)	2,280	2,259
3.75%, 01/11/2027	2,000	1,997
4.38%, 03/22/2028	949	955
4.43% (1 Year CMT Index + 0.82%), 11/04/2031 (2)	3,000	2,991
4.94% (1 Year CMT Index + 0.97%), 11/04/2036 (2)	5,280	5,224
5.46% (1 Year CMT Index + 1.38%), 01/05/2028 (2)	9,343	9,469
5.68% (1 Year CMT Index + 1.75%), 01/05/2035 (2)	2,575	2,711
LPL Holdings, Inc.
4.00%, 03/15/2029 (1)	4,000	3,933
4.90%, 04/03/2028	8,000	8,117
5.15%, 06/15/2030	15,000	15,297
LSEG Finance Plc
2.00%, 04/06/2028 (1)	4,565	4,367
M&T Bank Corp.
5.18% (SOFR + 1.40%), 07/08/2031 (2)	8,460	8,685
5.39% (SOFR + 1.61%), 01/16/2036 (2)	5,818	5,912
7.41% (SOFR + 2.80%), 10/30/2029 (2)	1,500	1,627
Macquarie Airfinance Holdings Ltd.
5.15%, 03/17/2030 (1)	6,470	6,559
5.20%, 03/27/2028 (1)	1,715	1,741
6.40%, 03/26/2029 (1)	5,985	6,272
6.50%, 03/26/2031 (1)	5,000	5,347
Macquarie Bank Ltd.
3.05% (5 Year CMT Index + 1.70%), 03/03/2036 (1)(2)	2,090	1,902
5.64% (1 Year CMT Index + 1.45%), 08/13/2036 (1)(2)	7,000	7,095
Macquarie Group Ltd.
2.87% (SOFR + 1.53%), 01/14/2033 (1)(2)	6,000	5,426

The accompanying notes are an integral part of these financial statements.

36

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 11.96% – (continued)
Markel Group, Inc.
4.15%, 09/17/2050	$655	$506
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070 (1)	2,690	1,739
4.90%, 04/01/2077 (1)	5,000	4,022
MBIA Insurance Corp.
15.43% (3 Month Term SOFR + 11.52%), 01/15/2033 (1)(2)	86	1
MetLife, Inc.
4.88%, 11/13/2043	3,000	2,797
Metropolitan Life Global Funding I
5.15%, 03/28/2033 (1)	2,000	2,058
Mid-America Apartments LP
1.70%, 02/15/2031	1,330	1,165
Mitsubishi HC Finance America LLC
5.81%, 09/12/2028 (1)	1,795	1,863
Mitsubishi UFJ Financial Group, Inc.
5.16% (1 Year CMT Index + 1.17%), 04/24/2031 (2)	1,600	1,649
5.19% (1 Year CMT Index + 0.93%), 09/12/2036 (2)	3,490	3,546
Mizuho Financial Group, Inc.
2.17% (1 Year CMT Index + 0.87%), 05/22/2032 (2)	8,000	7,105
2.26% (1 Year CMT Index + 0.90%), 07/09/2032 (2)	1,000	891
2.87% (3 Month Term SOFR + 1.57%), 09/13/2030 (2)	1,620	1,539
4.71% (1 Year CMT Index + 0.92%), 07/08/2031 (2)	28,280	28,645
5.32% (1 Year CMT Index + 1.07%), 07/08/2036 (2)	9,625	9,887
Morgan Stanley
1.79% (SOFR + 1.03%), 02/13/2032 (2)	2,440	2,143
1.93% (SOFR + 1.02%), 04/28/2032 (2)	15,725	13,796
2.24% (SOFR + 1.18%), 07/21/2032 (2)	3,555	3,159
2.48% (SOFR + 1.00%), 01/21/2028 (2)	526	517
2.70% (SOFR + 1.14%), 01/22/2031 (2)	2,345	2,200
3.22% (SOFR + 1.49%), 04/22/2042 (2)	5,000	3,918
3.59%, 07/22/2028 (4)	3,215	3,193
3.95%, 04/23/2027	14,190	14,180
4.36% (SOFR + 1.07%), 10/22/2031 (2)	3,190	3,180
4.43% (3 Month Term SOFR + 1.89%), 01/23/2030 (2)	2,304	2,317
4.65% (SOFR + 1.10%), 10/18/2030 (2)	9,556	9,672
4.89% (SOFR + 1.31%), 10/22/2036 (2)	12,064	11,957
5.04% (SOFR + 1.22%), 07/19/2030 (2)	1,450	1,487
5.16% (SOFR + 1.59%), 04/20/2029 (2)	14,465	14,791
5.17% (SOFR + 1.45%), 01/16/2030 (2)	1,350	1,386
5.32% (SOFR + 1.56%), 07/19/2035 (2)	6,965	7,170
5.45% (SOFR + 1.63%), 07/20/2029 (2)	7,990	8,245
5.47% (SOFR + 1.73%), 01/18/2035 (2)	1,846	1,919
5.52% (SOFR + 1.71%), 11/19/2055 (2)	2,736	2,704
5.66% (SOFR + 1.76%), 04/17/2036 (2)	10,240	10,749
5.83% (SOFR + 1.58%), 04/19/2035 (2)	1,910	2,030
6.30% (SOFR + 2.24%), 10/18/2028 (2)	5,350	5,558
Morgan Stanley Private Bank N.A.
4.47% (SOFR + 1.02%), 11/19/2031 (2)	13,985	14,022
4.73% (SOFR + 1.08%), 07/18/2031 (2)	19,482	19,749
MSD Investment Corp.
6.25%, 05/31/2030 (1)	1,580	1,590
Mutual of Omaha Companies Global Funding
5.35%, 04/09/2027 (1)	8,000	8,119
Nasdaq, Inc.
5.55%, 02/15/2034	975	1,024
National Australia Bank Ltd.
2.33%, 08/21/2030 (1)	6,000	5,443
3.35% (5 Year CMT Index + 1.70%), 01/12/2037 (1)(2)	2,600	2,377

The accompanying notes are an integral part of these financial statements.

37

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 11.96% – (continued)
National Bank of Canada
4.50%, 10/10/2029	$3,000	$3,031
Nationwide Building Society
4.00%, 09/14/2026 (1)	9,650	9,633
5.54% (SOFR + 1.65%), 07/14/2036 (1)(2)	4,715	4,869
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 (1)	7,150	9,561
NatWest Group Plc
1.64% (1 Year CMT Index + 0.90%), 06/14/2027 (2)	8,225	8,135
4.45% (3 Month SOFR USD + 1.87%), 05/08/2030 (2)	985	989
4.80%, 04/05/2026	3,017	3,024
4.89% (3 Month SOFR USD + 1.75%), 05/18/2029 (2)	9,505	9,665
5.08% (3 Month SOFR USD + 1.91%), 01/27/2030 (2)	9,010	9,209
5.12% (1 Year CMT Index + 1.05%), 05/23/2031 (2)	8,200	8,417
5.78% (1 Year CMT Index + 1.50%), 03/01/2035 (2)	2,865	3,029
NatWest Markets Plc
4.41%, 11/06/2030 (1)	9,160	9,170
5.41%, 05/17/2029 (1)	4,475	4,643
New York Life Insurance Co.
4.45%, 05/15/2069 (1)	4,225	3,291
NLG Global Funding
4.35%, 09/15/2030 (1)	6,000	5,921
5.40%, 01/23/2030 (1)	3,500	3,597
NNN REIT, Inc.
3.50%, 10/15/2027	400	396
3.60%, 12/15/2026	700	697
5.60%, 10/15/2033	950	992
Nomura Holdings, Inc.
1.65%, 07/14/2026	5,000	4,938
2.61%, 07/14/2031	2,025	1,830
2.68%, 07/16/2030	1,550	1,433
2.71%, 01/22/2029	11,000	10,492
6.07%, 07/12/2028	4,200	4,380
Norinchukin Bank
4.67%, 09/09/2030 (1)	5,625	5,662
5.36%, 09/09/2035 (1)	10,898	11,048
Northern Trust Corp.
3.38% (3 Month SOFR USD + 1.13%), 05/08/2032 (2)	411	405
Ontario Teachers’ Cadillac Fairview Properties Trust
3.88%, 03/20/2027 (1)	1,044	1,042
4.13%, 02/01/2029 (1)	6,740	6,716
Pacific Life Insurance Co.
4.30% (3 Month SOFR USD + 2.80%), 10/24/2067 (1)(2)	743	597
Peachtree Corners Funding Trust II
6.01%, 05/15/2035 (1)	5,000	5,270
PNC Financial Services Group, Inc.
4.81% (SOFR + 1.26%), 10/21/2032 (2)	2,430	2,473
5.07% (SOFR + 1.93%), 01/24/2034 (2)	3,433	3,512
5.37% (SOFR + 1.42%), 07/21/2036 (2)	13,555	13,941
5.58% (SOFR + 1.84%), 06/12/2029 (2)	8,670	8,992
6.88% (SOFR + 2.28%), 10/20/2034 (2)	5,035	5,698
Principal Financial Group, Inc.
4.11%, 02/15/2028 (1)	1,975	1,971
Principal Life Global Funding II
5.10%, 01/25/2029 (1)	7,000	7,167
Prologis LP
2.25%, 04/15/2030	305	283
2.88%, 11/15/2029	800	765

The accompanying notes are an integral part of these financial statements.

38

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 11.96% – (continued)
Protective Life Corp.
4.30%, 09/30/2028 (1)	$4,500	$4,513
Protective Life Global Funding
4.16%, 01/15/2029 (1)	7,249	7,258
5.47%, 12/08/2028 (1)	5,725	5,932
Prudential Financial, Inc.
3.91%, 12/07/2047	1,231	968
6.63%, 06/21/2040	5,995	6,831
Realty Income Corp.
5.13%, 04/15/2035	15,815	16,087
Royal Bank of Canada
4.31% (SOFR + 0.98%), 11/03/2031 (2)	14,930	14,857
4.50% (SOFR + 0.89%), 08/06/2029 (2)	12,812	12,936
4.65% (SOFR + 1.08%), 10/18/2030 (2)	12,477	12,651
Safehold GL Holdings LLC
2.80%, 06/15/2031	2,328	2,140
2.85%, 01/15/2032	4,308	3,880
Sammons Financial Group, Inc.
3.35%, 04/16/2031 (1)	7,000	6,488
4.75%, 04/08/2032 (1)	5,000	4,864
Santander Holdings USA, Inc.
6.17% (SOFR + 2.50%), 01/09/2030 (2)	3,515	3,663
6.34% (SOFR + 2.14%), 05/31/2035 (2)	4,730	5,072
Santander UK Group Holdings Plc
1.67% (SOFR + 0.99%), 06/14/2027 (2)	2,290	2,264
3.82% (3 Month SOFR USD + 1.40%), 11/03/2028 (2)	2,700	2,682
4.32% (SOFR + 1.07%), 09/22/2029 (2)	17,100	17,116
4.86% (SOFR + 1.55%), 09/11/2030 (2)	2,010	2,034
5.14% (SOFR + 1.58%), 09/22/2036 (2)	3,380	3,371
5.69% (SOFR + 1.52%), 04/15/2031 (2)	3,025	3,154
6.53% (SOFR + 2.60%), 01/10/2029 (2)	16,796	17,548
Skandinaviska Enskilda Banken AB
4.50%, 09/03/2030 (1)	2,500	2,510
Societe Generale SA
1.79% (1 Year CMT Index + 1.00%), 06/09/2027 (1)(2)	5,930	5,867
2.89% (1 Year CMT Index + 1.30%), 06/09/2032 (1)(2)	11,975	10,838
3.00%, 01/22/2030 (1)	562	529
3.63%, 03/01/2041 (1)	6,000	4,448
5.25% (SOFR + 1.42%), 05/22/2029 (1)(2)	15,409	15,719
5.25%, 02/19/2027 (1)	2,861	2,894
5.44% (SOFR + 1.73%), 10/03/2036 (1)(2)	18,550	18,590
5.51% (SOFR + 1.65%), 05/22/2031 (1)(2)	7,794	8,033
5.52% (1 Year CMT Index + 1.50%), 01/19/2028 (1)(2)	3,000	3,038
5.63% (1 Year CMT Index + 1.75%), 01/19/2030 (1)(2)	3,550	3,662
6.10% (1 Year CMT Index + 1.60%), 04/13/2033 (1)(2)	4,080	4,311
6.69% (1 Year CMT Index + 2.95%), 01/10/2034 (1)(2)	10,965	11,942
Standard Chartered Plc
1.46% (1 Year CMT Index + 1.00%), 01/14/2027 (1)(2)	7,000	6,993
2.61% (1 Year CMT Index + 1.18%), 01/12/2028 (1)(2)	5,000	4,921
2.68% (1 Year CMT Index + 1.20%), 06/29/2032 (1)(2)	4,000	3,621
5.01% (1 Year CMT Index + 1.15%), 10/15/2030 (1)(2)	924	943
5.40% (1 Year CMT Index + 1.20%), 08/12/2036 (1)(2)	5,000	5,097
5.69% (1 Year CMT Index + 1.05%), 05/14/2028 (1)(2)	5,640	5,755
5.91% (1 Year CMT Index + 1.45%), 05/14/2035 (1)(2)	2,000	2,112
6.30% (1 Year CMT Index + 2.58%), 07/06/2034 (1)(2)	2,000	2,162
7.77% (1 Year CMT Index + 3.45%), 11/16/2028 (1)(2)	3,500	3,727
State Street Corp.
4.78% (SOFR + 1.22%), 10/23/2036 (2)	2,080	2,069

The accompanying notes are an integral part of these financial statements.

39

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 11.96% – (continued)
Sumitomo Life Insurance Co.
4.00% (3 Month SOFR USD + 2.99%), 09/14/2077 (1)(2)	$1,000	$992
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	2,650	2,414
3.04%, 07/16/2029	5,005	4,808
5.71%, 01/13/2030	2,790	2,939
Swedbank AB
5.34%, 09/20/2027 (1)	5,125	5,240
Symetra Life Insurance Co.
6.55%, 10/01/2055 (1)	4,000	4,135
Synchrony Bank
5.63%, 08/23/2027	1,950	1,989
Synchrony Financial
3.95%, 12/01/2027	1,500	1,493
5.45% (SOFR + 1.68%), 03/06/2031 (2)	5,000	5,127
5.94% (SOFR + 2.13%), 08/02/2030 (2)	7,602	7,923
6.00% (SOFR + 2.07%), 07/29/2036 (2)	2,500	2,566
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (1)	3,360	2,758
4.90%, 09/15/2044 (1)	200	182
6.85%, 12/16/2039 (1)	218	250
Toronto-Dominion Bank
3.20%, 03/10/2032	5,000	4,660
4.93%, 10/15/2035	13,246	13,236
5.30%, 01/30/2032	2,815	2,940
Travelers Companies, Inc.
5.05%, 07/24/2035	1,490	1,513
5.45%, 05/25/2053	1,700	1,675
Trinity Acquisition Plc
4.40%, 03/15/2026	2,300	2,300
6.13%, 08/15/2043	5,000	5,027
Truist Financial Corp.
4.96% (SOFR + 1.40%), 10/23/2036 (2)	4,000	3,957
5.07% (SOFR + 1.31%), 05/20/2031 (2)	3,250	3,339
5.12% (SOFR + 1.85%), 01/26/2034 (2)	6,770	6,898
5.44% (SOFR + 1.62%), 01/24/2030 (2)	4,570	4,731
5.71% (SOFR + 1.92%), 01/24/2035 (2)	1,931	2,031
5.87% (SOFR + 2.36%), 06/08/2034 (2)	1,470	1,564
6.05% (SOFR + 2.05%), 06/08/2027 (2)	1,935	1,951
6.67% (5 Year CMT Index + 3.00%), 03/01/2174 (2)	3,460	3,469
7.16% (SOFR + 2.45%), 10/30/2029 (2)	5,777	6,232
Trustage Financial Group, Inc.
4.63%, 04/15/2032 (1)	5,000	4,820
UBS Group AG
1.36% (1 Year CMT Index + 1.08%), 01/30/2027 (1)(2)	4,700	4,689
2.10% (1 Year CMT Index + 1.00%), 02/11/2032 (1)(2)	3,610	3,200
3.87% (3 Month SOFR USD + 1.41%), 01/12/2029 (1)(2)	9,375	9,322
4.19% (SOFR + 3.73%), 04/01/2031 (1)(2)	825	817
4.25%, 03/23/2028 (1)	3,000	3,000
4.28%, 01/09/2028 (1)	845	846
4.40% (SOFR + 1.06%), 09/23/2031 (1)(2)	2,305	2,294
4.75% (1 Year CMT Index + 1.75%), 05/12/2028 (1)(2)	2,360	2,379
4.84% (SOFR + 1.29%), 11/06/2033 (1)(2)	25,075	25,099
5.01% (SOFR + 1.34%), 03/23/2037 (1)(2)	5,480	5,432
5.71% (1 Year CMT Index + 1.55%), 01/12/2027 (1)(2)	5,000	5,002
6.30% (1 Year CMT Index + 2.00%), 09/22/2034 (1)(2)	1,077	1,175
UDR, Inc.
2.10%, 08/01/2032	1,430	1,222

The accompanying notes are an integral part of these financial statements.

40

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 11.96% – (continued)
2.95%, 09/01/2026	$276	$274
3.00%, 08/15/2031	415	384
3.20%, 01/15/2030	1,565	1,504
UniCredit SpA
1.98% (1 Year CMT Index + 1.20%), 06/03/2027 (1)(2)	1,135	1,125
US Bancorp
5.08% (SOFR + 1.30%), 05/15/2031 (2)	3,925	4,046
5.38% (SOFR + 1.56%), 01/23/2030 (2)	2,185	2,263
Ventas Realty LP
3.25%, 10/15/2026	323	321
3.85%, 04/01/2027	677	675
4.13%, 01/15/2026	126	126
VICI Properties LP
4.75%, 02/15/2028	5,000	5,049
4.75%, 04/01/2028	10,035	10,141
Wells Fargo & Co.
2.39% (SOFR + 2.10%), 06/02/2028 (2)	2,875	2,809
2.57% (3 Month Term SOFR + 1.26%), 02/11/2031 (2)	12,110	11,311
3.07% (SOFR + 2.53%), 04/30/2041 (2)	14,200	11,013
4.10%, 06/03/2026	3,580	3,580
4.90% (SOFR + 2.10%), 07/25/2033 (2)	2,466	2,504
5.20% (SOFR + 1.50%), 01/23/2030 (2)	2,660	2,739
5.21% (SOFR + 1.38%), 12/03/2035 (2)	14,125	14,429
5.24% (SOFR + 1.11%), 01/24/2031 (2)	18,673	19,336
5.39% (SOFR + 2.02%), 04/24/2034 (2)	2,983	3,104
5.50% (SOFR + 1.78%), 01/23/2035 (2)	7,030	7,335
5.56% (SOFR + 1.99%), 07/25/2034 (2)	6,141	6,438
5.57% (SOFR + 1.74%), 07/25/2029 (2)	40,471	41,923
5.61% (SOFR + 1.74%), 04/23/2036 (2)	6,649	6,969
5.71% (SOFR + 1.07%), 04/22/2028 (2)	12,770	13,034
6.30% (SOFR + 1.79%), 10/23/2029 (2)	6,445	6,810
6.49% (SOFR + 2.06%), 10/23/2034 (2)	10,585	11,717
Welltower OP LLC
6.50%, 03/15/2041	700	780
Western-Southern Global Funding
4.50%, 07/16/2028 (1)	7,000	7,052
4.90%, 05/01/2030 (1)	7,000	7,164
Weyerhaeuser Co.
7.38%, 03/15/2032	142	162
Willis North America, Inc.
5.05%, 09/15/2048	7,500	6,732
WP Carey, Inc.
2.40%, 02/01/2031	1,800	1,622
2.45%, 02/01/2032	1,360	1,199
4.25%, 10/01/2026	3,404	3,408
4.65%, 07/15/2030	5,000	5,035
WR Berkley Corp.
4.75%, 08/01/2044	3,445	3,086
XL Group Ltd.
5.25%, 12/15/2043	2,700	2,552

Total Financials		3,018,720

Government – 0.02%
Corp. Andina de Fomento
5.00%, 01/24/2029	4,770	4,913

Total Government		4,913

The accompanying notes are an integral part of these financial statements.

41

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Industrials – 1.29%
Airbus SE
3.95%, 04/10/2047 (1)	$150	$123
Amphenol Corp.
3.80%, 11/15/2027	5,094	5,087
3.90%, 11/15/2028	4,589	4,584
5.30%, 11/15/2055	3,970	3,793
Amrize Finance U.S. LLC
4.95%, 04/07/2030	4,440	4,540
5.40%, 04/07/2035	5,000	5,156
Avolon Holdings Funding Ltd.
4.90%, 10/10/2030 (1)	1,480	1,488
BAE Systems Plc
1.90%, 02/15/2031 (1)	6,886	6,108
3.00%, 09/15/2050 (1)	754	503
5.80%, 10/11/2041 (1)	400	417
Berry Global, Inc.
1.57%, 01/15/2026	17,410	17,393
5.80%, 06/15/2031	4,600	4,856
Boeing Co.
2.20%, 02/04/2026	34,828	34,762
2.75%, 02/01/2026	1,415	1,413
3.10%, 05/01/2026	1,529	1,523
3.25%, 02/01/2028	3,207	3,152
3.25%, 03/01/2028	2,061	2,023
3.25%, 02/01/2035	1,160	1,016
3.30%, 03/01/2035	1,410	1,224
3.60%, 05/01/2034	5,762	5,235
3.63%, 03/01/2048	1,373	980
3.65%, 03/01/2047	5,200	3,785
3.83%, 03/01/2059	3,695	2,565
3.90%, 05/01/2049	5,784	4,308
3.95%, 08/01/2059	4,825	3,415
5.04%, 05/01/2027	1,185	1,197
5.15%, 05/01/2030	4,225	4,341
5.71%, 05/01/2040	1,555	1,587
6.30%, 05/01/2029	8,939	9,488
6.39%, 05/01/2031	1,430	1,552
6.53%, 05/01/2034	2,360	2,611
6.86%, 05/01/2054	6,167	6,926
7.01%, 05/01/2064	2,222	2,525
Burlington Northern Santa Fe LLC
3.30%, 09/15/2051	530	366
3.55%, 02/15/2050	517	379
4.38%, 09/01/2042	462	410
4.45%, 01/15/2053	1,800	1,518
5.55%, 03/15/2056	2,216	2,184
Caterpillar Financial Services Corp.
3.95%, 11/14/2028	4,790	4,801
Cellnex Finance Co. SA
3.88%, 07/07/2041 (1)	3,000	2,380
CH Robinson Worldwide, Inc.
4.20%, 04/15/2028	6,000	6,014
CRH America Finance, Inc.
3.40%, 05/09/2027 (1)	200	198
CRH America, Inc.
5.13%, 05/18/2045 (1)	230	215
CSX Corp.
3.35%, 09/15/2049	305	214

The accompanying notes are an integral part of these financial statements.

42

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Industrials – 1.29% – (continued)
4.10%, 03/15/2044	$175	$147
4.65%, 03/01/2068	2,000	1,638
4.75%, 11/15/2048	1,280	1,138
5.50%, 04/15/2041	402	410
Eagle Materials, Inc.
5.00%, 03/15/2036	5,000	4,898
Eaton Corp.
5.80%, 03/15/2037	500	528
Embraer Netherlands Finance BV
5.40%, 01/09/2038	5,182	5,119
FedEx Corp.
4.95%, 10/17/2048	3,000	2,621
Flex Ltd.
3.75%, 02/01/2026	14,000	13,988
5.25%, 01/15/2032	3,000	3,058
Graphic Packaging International LLC
1.51%, 04/15/2026 (1)	11,485	11,380
Honeywell International, Inc.
5.25%, 03/01/2054	2,740	2,590
IDEX Corp.
4.95%, 09/01/2029	4,435	4,523
Johnson Controls International Plc
4.95%, 07/02/2064 (3)	928	800
L3Harris Technologies, Inc.
4.85%, 04/27/2035	1,000	997
5.25%, 06/01/2031	2,580	2,684
5.40%, 07/31/2033	2,619	2,728
Lennox International, Inc.
1.70%, 08/01/2027	2,000	1,929
Martin Marietta Materials, Inc.
6.25%, 05/01/2037	107	114
Masco Corp.
2.00%, 10/01/2030	479	427
6.50%, 08/15/2032	1,240	1,355
MasTec, Inc.
4.50%, 08/15/2028 (1)	5,000	4,969
5.90%, 06/15/2029	6,500	6,772
Mexico City Airport Trust
3.88%, 04/30/2028 (1)	3,645	3,565
4.25%, 10/31/2026 (1)	1,720	1,713
5.50%, 07/31/2047 (1)	3,660	3,204
Molex Electronic Technologies LLC
4.75%, 04/30/2028 (1)	5,698	5,760
Norfolk Southern Corp.
3.95%, 10/01/2042	332	275
4.05%, 08/15/2052	1,100	854
4.80%, 08/15/2043	1,273	1,143
7.80%, 05/15/2027	1,705	1,792
Northrop Grumman Corp.
3.85%, 04/15/2045	195	156
nVent Finance Sarl
4.55%, 04/15/2028	3,625	3,645
Packaging Corp. of America
5.20%, 08/15/2035	2,640	2,680
Parker-Hannifin Corp.
4.45%, 11/21/2044	333	292
Penske Truck Leasing Co. Lp / PTL Finance Corp.
6.05%, 08/01/2028 (1)	5,000	5,209
6.20%, 06/15/2030 (1)	2,925	3,123

The accompanying notes are an integral part of these financial statements.

43

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Industrials – 1.29% – (continued)
Precision Castparts Corp.
4.20%, 06/15/2035	$75	$73
4.38%, 06/15/2045	415	361
Regal Rexnord Corp.
6.05%, 04/15/2028	1,368	1,415
RTX Corp.
2.82%, 09/01/2051	2,550	1,590
3.75%, 11/01/2046	1,130	876
4.15%, 05/15/2045	1,683	1,405
4.35%, 04/15/2047	970	822
4.50%, 06/01/2042	1,823	1,648
5.15%, 02/27/2033	2,076	2,144
Siemens Financieringsmaatschappij NV
4.40%, 05/27/2045 (1)	513	452
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026 (1)	1,400	1,376
5.55%, 04/03/2034 (1)	11,200	11,551
Textron, Inc.
3.65%, 03/15/2027	4,975	4,949
Union Pacific Corp.
4.10%, 09/15/2067	200	148
United Parcel Service, Inc.
5.95%, 05/14/2055	2,030	2,095
Vontier Corp.
2.40%, 04/01/2028	10,822	10,372
Vulcan Materials Co.
4.70%, 03/01/2048	2,054	1,800
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026	5,000	4,974
WestRock MWV LLC
8.20%, 01/15/2030	537	611

Total Industrials		325,241

Technology – 1.30%
Accenture Capital, Inc.
4.25%, 10/04/2031	2,355	2,357
4.50%, 10/04/2034	1,590	1,567
Analog Devices, Inc.
2.95%, 10/01/2051	2,122	1,377
4.25%, 06/15/2028	6,742	6,798
Broadcom, Inc.
3.14%, 11/15/2035 (1)	12,942	11,145
3.19%, 11/15/2036 (1)	17,915	15,193
3.50%, 02/15/2041	8,120	6,605
4.75%, 04/15/2029	6,850	6,979
4.80%, 02/15/2036	1,618	1,597
5.05%, 07/12/2029	8,415	8,664
5.15%, 11/15/2031	3,000	3,112
Cadence Design Systems, Inc.
4.30%, 09/10/2029	1,690	1,699
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	14,070	13,882
CGI, Inc.
1.45%, 09/14/2026	2,182	2,144
2.30%, 09/14/2031	3,919	3,473
Concentrix Corp.
6.60%, 08/02/2028	3,000	3,094

The accompanying notes are an integral part of these financial statements.

44

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Technology – 1.30% – (continued)
Dell International LLC / EMC Corp.
4.50%, 02/15/2031	$13,970	$13,949
5.00%, 04/01/2030	3,140	3,218
5.10%, 02/15/2036	5,420	5,353
5.30%, 04/01/2032	6,750	6,943
6.02%, 06/15/2026	260	261
Fiserv, Inc.
3.20%, 07/01/2026	890	886
4.40%, 07/01/2049	2,850	2,236
5.15%, 08/12/2034	10,735	10,652
5.63%, 08/21/2033	4,575	4,718
Foundry JV Holdco LLC
5.90%, 01/25/2033 (1)	1,500	1,570
6.25%, 01/25/2035 (1)	3,045	3,229
Genpact Luxembourg SARL/Genpact USA, Inc.
6.00%, 06/04/2029	4,979	5,201
Genpact UK Finco Plc / Genpact USA, Inc.
4.95%, 11/18/2030	3,000	2,999
Hewlett Packard Enterprise Co.
4.05%, 09/15/2027	5,068	5,069
5.60%, 10/15/2054	3,369	3,121
Intel Corp.
3.05%, 08/12/2051	885	544
3.25%, 11/15/2049	885	565
3.73%, 12/08/2047	1,270	904
4.90%, 08/05/2052	10,534	8,726
5.20%, 02/10/2033	3,533	3,600
5.70%, 02/10/2053	2,475	2,304
KLA Corp.
3.30%, 03/01/2050	1,800	1,250
Leidos, Inc.
2.30%, 02/15/2031	1,075	967
5.75%, 03/15/2033	1,000	1,060
Marvell Technology, Inc.
4.75%, 07/15/2030	7,575	7,674
5.45%, 07/15/2035	9,653	9,946
MSCI, Inc.
3.63%, 09/01/2030 (1)	4,000	3,821
4.00%, 11/15/2029 (1)	7,500	7,333
NXP BV / NXP USA, Inc.
2.65%, 02/15/2032	4,875	4,379
3.25%, 05/11/2041	3,600	2,729
3.25%, 11/30/2051	1,505	994
4.30%, 08/19/2028	4,526	4,543
4.30%, 06/18/2029	7,077	7,089
4.85%, 08/19/2032	6,932	6,968
5.25%, 08/19/2035	5,566	5,648
Oracle Corp.
3.60%, 04/01/2040	2,500	1,854
3.80%, 11/15/2037	600	484
3.85%, 07/15/2036	1,065	889
3.90%, 05/15/2035	936	807
4.30%, 07/08/2034	221	200
4.38%, 05/15/2055	8,400	5,801
4.45%, 09/26/2030	10,163	9,943
4.80%, 09/26/2032	6,595	6,367
4.90%, 02/06/2033	2,930	2,820
5.20%, 09/26/2035	8,230	7,885

The accompanying notes are an integral part of these financial statements.

45

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Technology – 1.30% – (continued)
5.55%, 02/06/2053	$2,000	$1,660
5.88%, 09/26/2045	8,204	7,409
6.90%, 11/09/2052	9,000	8,893
Paychex, Inc.
5.10%, 04/15/2030	10,000	10,295
Roper Technologies, Inc.
4.90%, 10/15/2034	4,200	4,191
SK Hynix, Inc.
1.50%, 01/19/2026 (1)	2,000	1,997
Synopsys, Inc.
5.70%, 04/01/2055	2,900	2,877
VMware LLC
1.40%, 08/15/2026	8,282	8,160
1.80%, 08/15/2028	1,928	1,823
Workday, Inc.
3.50%, 04/01/2027	3,141	3,122

Total Technology		327,612

Utilities – 2.93%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/2028 (1)	2,015	1,921
AEP Texas, Inc.
3.80%, 10/01/2047	3,715	2,744
AEP Transmission Co. LLC
3.15%, 09/15/2049	580	392
3.75%, 12/01/2047	2,600	1,990
4.00%, 12/01/2046	2,020	1,618
4.25%, 09/15/2048	4,790	3,935
AES Corp.
5.80%, 03/15/2032	3,320	3,405
Alabama Power Co.
3.75%, 03/01/2045	182	143
4.10%, 01/15/2042	233	199
4.15%, 08/15/2044	205	171
6.13%, 05/15/2038	219	238
Alfa Desarrollo SpA
4.55%, 09/27/2051 (1)	2,437	1,960
Ameren Corp.
5.70%, 12/01/2026	5,761	5,840
American Electric Power Co., Inc.
4.30%, 12/01/2028	2,833	2,853
American Water Capital Corp.
4.00%, 12/01/2046	2,350	1,890
5.45%, 03/01/2054	5,200	5,042
6.59%, 10/15/2037	386	437
Arizona Public Service Co.
3.75%, 05/15/2046	2,290	1,736
5.05%, 09/01/2041	349	336
Atmos Energy Corp.
4.13%, 10/15/2044	1,860	1,568
4.15%, 01/15/2043	830	705
5.45%, 01/15/2056	2,250	2,177
Ausgrid Finance Pty Ltd.
4.35%, 08/01/2028 (1)	10,275	10,306
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	950	608
3.20%, 09/15/2049	1,105	747
3.50%, 08/15/2046	375	278
5.65%, 06/01/2054	1,930	1,916

The accompanying notes are an integral part of these financial statements.

46

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utilities – 2.93% – (continued)
Berkshire Hathaway Energy Co.
2.85%, 05/15/2051	$7,650	$4,745
6.13%, 04/01/2036	366	397
Black Hills Corp.
4.55%, 01/31/2031	6,681	6,682
Boston Gas Co.
4.49%, 02/15/2042 (1)	253	217
5.84%, 01/10/2035 (1)	2,345	2,471
Brooklyn Union Gas Co.
3.87%, 03/04/2029 (1)	1,125	1,109
4.27%, 03/15/2048 (1)	4,438	3,539
4.49%, 03/04/2049 (1)	338	273
4.50%, 03/10/2046 (1)	2,000	1,646
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/2048	151	120
Chile Electricity Lux Mpc II Sarl
5.58%, 10/20/2035 (1)	4,748	4,866
5.67%, 10/20/2035 (1)	5,071	5,266
Cleco Power LLC
5.30%, 01/15/2036 (1)	4,347	4,388
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (1)	1,333	1,311
CMS Energy Corp.
2.95%, 02/15/2027	348	343
3.00%, 05/15/2026	110	110
Comision Federal de Electricidad
4.69%, 05/15/2029 (1)	3,900	3,863
Commonwealth Edison Co.
3.65%, 06/15/2046	364	278
3.75%, 08/15/2047	1,000	764
4.00%, 03/01/2048	4,615	3,666
Consolidated Edison Co. of New York, Inc.
3.85%, 06/15/2046	2,940	2,306
3.88%, 06/15/2047	1,800	1,396
4.30%, 12/01/2056	3,050	2,407
4.50%, 05/15/2058	538	440
5.70%, 06/15/2040	318	331
Constellation Energy Generation LLC
5.75%, 10/01/2041	4,727	4,818
5.80%, 03/01/2033	621	663
6.25%, 10/01/2039	300	325
6.50%, 10/01/2053	2,010	2,190
Consumers Energy Co.
3.25%, 08/15/2046	190	137
4.35%, 08/31/2064	191	148
Dayton Power & Light Co.
4.55%, 08/15/2030 (1)	6,140	6,116
Delmarva Power & Light Co.
4.00%, 06/01/2042	170	143
Dominion Energy, Inc.
2.85%, 08/15/2026	304	302
4.90%, 08/01/2041	212	195
5.25%, 08/01/2033	1,161	1,190
7.00%, 06/15/2038	124	140
DTE Electric Securitization Funding II LLC
6.09%, 09/01/2037	2,300	2,485
DTE Energy Co.
5.10%, 03/01/2029	4,190	4,294

The accompanying notes are an integral part of these financial statements.

47

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utilities – 2.93% – (continued)
Duke Energy Carolinas LLC
4.25%, 12/15/2041	$2,681	$2,356
4.95%, 01/15/2033	3,715	3,826
Duke Energy Corp.
3.50%, 06/15/2051	12,488	8,649
3.75%, 09/01/2046	13,800	10,465
3.95%, 08/15/2047	1,740	1,340
5.70%, 09/15/2055	2,540	2,468
5.80%, 06/15/2054	2,000	1,978
6.10%, 09/15/2053	2,730	2,828
Duke Energy Indiana LLC
3.75%, 05/15/2046	600	467
Duke Energy Ohio, Inc.
5.25%, 04/01/2033	2,515	2,605
Duke Energy Progress LLC
2.90%, 08/15/2051	1,645	1,035
3.70%, 10/15/2046	506	386
4.10%, 05/15/2042	217	184
4.10%, 03/15/2043	181	153
4.15%, 12/01/2044	129	107
4.20%, 08/15/2045	325	270
4.38%, 03/30/2044	132	113
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030 (1)	2,500	2,271
3.62%, 08/01/2027 (1)	6,675	6,582
Electricite de France SA
4.75%, 10/13/2035 (1)	5,000	4,933
5.95%, 04/22/2034 (1)	9,195	9,773
Emera U.S. Finance LP
3.55%, 06/15/2026	1,260	1,256
4.75%, 06/15/2046	3,165	2,701
Enel Finance International NV
2.13%, 07/12/2028 (1)	1,999	1,900
2.50%, 07/12/2031 (1)	5,233	4,707
3.50%, 04/06/2028 (1)	900	888
4.75%, 05/25/2047 (1)	7,050	6,087
5.00%, 09/30/2035 (1)	4,825	4,793
6.00%, 10/07/2039 (1)	307	323
6.80%, 09/15/2037 (1)	2,425	2,722
Entergy Arkansas LLC
2.65%, 06/15/2051	960	571
Entergy Louisiana LLC
2.90%, 03/15/2051	1,570	983
3.05%, 06/01/2031	440	413
3.12%, 09/01/2027	370	365
4.00%, 03/15/2033	2,610	2,516
5.80%, 03/15/2055	2,705	2,718
Entergy Mississippi LLC
5.85%, 06/01/2054	1,200	1,209
Entergy Texas, Inc.
4.50%, 03/30/2039	11,000	10,207
Essential Utilities, Inc.
5.25%, 08/15/2035	12,737	12,992
5.38%, 01/15/2034	2,892	2,985
Evergy Kansas Central, Inc.
4.13%, 03/01/2042	4,175	3,515
Evergy Metro, Inc.
4.20%, 03/15/2048	500	409
5.40%, 04/01/2034	1,025	1,066

The accompanying notes are an integral part of these financial statements.

48

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utilities – 2.93% – (continued)
Evergy Missouri West Storm Funding I LLC
5.10%, 12/01/2038	$3,418	$3,505
Evergy, Inc.
2.90%, 09/15/2029	1,165	1,110
Exelon Corp.
4.95%, 06/15/2035	1,500	1,495
Fells Point Funding Trust
3.05%, 01/31/2027 (1)	9,320	9,207
FirstEnergy Corp.
3.90%, 07/15/2027	21,189	21,105
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/2028 (1)	2,386	2,338
5.20%, 04/01/2028 (1)	1,885	1,925
FirstEnergy Transmission LLC
2.87%, 09/15/2028 (1)	2,781	2,689
4.75%, 01/15/2033 (1)	3,349	3,348
Florida Power & Light Co.
5.40%, 09/01/2035	700	726
5.60%, 02/15/2066	3,974	3,912
Fortis, Inc.
3.06%, 10/04/2026	1,568	1,555
Georgia Power Co.
4.00%, 10/01/2028	7,257	7,297
Indiana Michigan Power Co.
3.25%, 05/01/2051	1,570	1,042
ITC Holdings Corp.
2.95%, 05/14/2030 (1)	890	840
5.30%, 07/01/2043	1,510	1,454
5.65%, 05/09/2034 (1)	6,420	6,691
Jersey Central Power & Light Co.
4.40%, 01/15/2031 (1)	6,023	6,001
5.10%, 01/15/2035	960	971
6.15%, 06/01/2037	400	433
KeySpan Gas East Corp.
2.74%, 08/15/2026 (1)	538	532
Massachusetts Electric Co.
4.00%, 08/15/2046 (1)	624	492
MidAmerican Energy Co.
5.85%, 09/15/2054	1,320	1,358
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (1)	9,310	9,316
Monongahela Power Co.
5.40%, 12/15/2043 (1)	1,650	1,609
National Fuel Gas Co.
4.75%, 09/01/2028	2,181	2,205
5.50%, 03/15/2030	11,260	11,612
5.95%, 03/15/2035	1,596	1,668
National Rural Utilities Cooperative Finance Corp.
8.00%, 03/01/2032	791	931
Nevada Power Co.
5.38%, 09/15/2040	261	261
5.45%, 05/15/2041	386	382
New England Power Co.
3.80%, 12/05/2047 (1)	5,108	3,912
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (1)	804	798
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/2028	5,605	5,341

The accompanying notes are an integral part of these financial statements.

49

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utilities – 2.93% – (continued)
4.69%, 09/01/2027	$14,537	$14,711
5.55%, 03/15/2054	5,000	4,829
5.90%, 03/15/2055	5,055	5,111
Niagara Mohawk Power Corp.
1.96%, 06/27/2030 (1)	2,150	1,944
6.00%, 07/03/2055 (1)	890	902
NiSource, Inc.
1.70%, 02/15/2031	1,640	1,439
5.25%, 02/15/2043	5,576	5,340
5.40%, 06/30/2033	2,132	2,211
5.80%, 02/01/2042	774	779
5.85%, 04/01/2055	5,934	5,915
5.95%, 06/15/2041	4,416	4,562
Northern States Power Co.
3.60%, 09/15/2047	2,395	1,804
NRG Energy, Inc.
2.45%, 12/02/2027 (1)	6,215	6,006
4.45%, 06/15/2029 (1)	1,155	1,150
5.41%, 10/15/2035 (1)	4,810	4,805
7.00%, 03/15/2033 (1)	3,876	4,284
Oglethorpe Power Corp.
6.19%, 01/01/2031 (1)	6,358	6,729
6.20%, 12/01/2053	4,517	4,632
Ohio Power Co.
2.90%, 10/01/2051	1,390	857
4.15%, 04/01/2048	1,190	940
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	1,895	1,257
5.75%, 03/15/2029	124	130
Pacific Gas & Electric Co.
2.95%, 03/01/2026	990	988
3.75%, 08/15/2042	376	284
3.95%, 12/01/2047	779	580
4.30%, 03/15/2045	638	506
4.45%, 04/15/2042	1,905	1,575
4.50%, 07/01/2040	15,392	13,413
4.95%, 07/01/2050	4,255	3,596
5.80%, 05/15/2034	4,992	5,185
5.90%, 06/15/2032	2,099	2,198
5.90%, 10/01/2054	8,735	8,372
6.00%, 08/15/2035	2,735	2,870
6.10%, 01/15/2029	975	1,020
6.15%, 01/15/2033	2,228	2,364
6.40%, 06/15/2033	1,380	1,488
6.70%, 04/01/2053	3,144	3,318
6.95%, 03/15/2034	1,884	2,095
PacifiCorp
5.80%, 01/15/2055	3,327	3,105
PECO Energy Co.
2.80%, 06/15/2050	860	538
3.70%, 09/15/2047	2,120	1,617
3.90%, 03/01/2048	5,235	4,108
4.15%, 10/01/2044	353	296
Pepco Holdings LLC
7.45%, 08/15/2032	222	255
PG&E Recovery Funding LLC
5.23%, 06/01/2042	2,645	2,674
5.53%, 06/01/2049	3,140	3,136

The accompanying notes are an integral part of these financial statements.

50

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utilities – 2.93% – (continued)
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2036	$1,735	$1,687
5.10%, 06/01/2052	2,420	2,255
5.21%, 12/01/2047	1,285	1,240
Potomac Electric Power Co.
6.50%, 11/15/2037	136	153
PPL Capital Funding, Inc.
5.25%, 09/01/2034	4,811	4,927
PPL Electric Utilities Corp.
3.00%, 10/01/2049	2,105	1,398
4.13%, 06/15/2044	208	174
PSEG Power LLC
5.20%, 05/15/2030 (1)	12,941	13,235
5.75%, 05/15/2035 (1)	7,336	7,614
Public Service Co. of Colorado
3.55%, 06/15/2046	353	256
4.10%, 06/15/2048	2,515	1,998
Public Service Co. of Oklahoma
5.20%, 01/15/2035	685	692
6.63%, 11/15/2037	649	711
Public Service Electric & Gas Co.
3.00%, 03/01/2051	4,380	2,868
3.60%, 12/01/2047	1,605	1,204
4.65%, 03/15/2033	7,255	7,296
5.38%, 11/01/2039	117	119
Public Service Enterprise Group, Inc.
1.60%, 08/15/2030	8,395	7,440
Puget Energy, Inc.
2.38%, 06/15/2028	560	536
5.73%, 03/15/2035	1,470	1,508
RWE Finance U.S. LLC
5.88%, 04/16/2034 (1)	2,711	2,858
5.88%, 09/18/2055 (1)	2,281	2,230
6.25%, 04/16/2054 (1)	2,000	2,052
San Diego Gas & Electric Co.
2.95%, 08/15/2051	7,230	4,590
3.95%, 11/15/2041	310	255
5.35%, 05/15/2040	3,430	3,425
SCE Recovery Funding LLC
4.45%, 03/15/2036	5,171	5,182
4.70%, 06/15/2040	2,106	2,094
5.34%, 03/15/2045	2,765	2,762
Sempra
3.40%, 02/01/2028	3,641	3,586
Sigeco Securitization I LLC
5.03%, 11/15/2036	2,253	2,309
Southern California Edison Co.
2.95%, 02/01/2051	6,220	3,790
3.65%, 03/01/2028	1,200	1,186
3.90%, 12/01/2041	392	307
4.00%, 04/01/2047	2,024	1,518
4.05%, 03/15/2042	800	636
4.13%, 03/01/2048	1,880	1,427
4.88%, 02/01/2027	4,901	4,932
4.90%, 06/01/2026	4,586	4,592
5.75%, 04/15/2054	5,100	4,781
5.88%, 12/01/2053	2,647	2,534
5.90%, 03/01/2055	1,000	965

The accompanying notes are an integral part of these financial statements.

51

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utilities – 2.93% – (continued)
6.05%, 03/15/2039	$253	$259
6.20%, 09/15/2055	5,000	5,024
Southern California Gas Co.
2.55%, 02/01/2030	2,621	2,470
5.05%, 09/01/2034	16,213	16,474
Southern Co.
5.20%, 06/15/2033	4,063	4,174
5.70%, 03/15/2034	8,902	9,372
Southern Co. Gas Capital Corp.
3.25%, 06/15/2026	225	224
3.95%, 10/01/2046	282	221
4.40%, 06/01/2043	160	137
5.10%, 09/15/2035	1,315	1,325
5.75%, 09/15/2033	1,730	1,833
5.88%, 03/15/2041	1,210	1,249
Southern Power Co.
5.15%, 09/15/2041	746	718
Southwest Gas Corp.
3.80%, 09/29/2046	508	385
Southwestern Public Service Co.
4.50%, 08/15/2041	350	312
Toledo Edison Co.
2.65%, 05/01/2028 (1)	1,208	1,149
6.15%, 05/15/2037	680	740
Virginia Electric & Power Co.
3.50%, 03/15/2027	1,732	1,724
4.45%, 02/15/2044	126	109
4.65%, 08/15/2043	1,765	1,580
5.65%, 03/15/2055	5,600	5,483
Vistra Operations Co. LLC
4.30%, 10/15/2028 (1)	3,752	3,755
4.30%, 07/15/2029 (1)	10,328	10,256
4.60%, 10/15/2030 (1)	7,662	7,659
5.05%, 12/30/2026 (1)	3,646	3,672
5.25%, 10/15/2035 (1)	4,570	4,555
5.70%, 12/30/2034 (1)	4,555	4,701
6.00%, 04/15/2034 (1)	6,314	6,644
Xcel Energy, Inc.
3.35%, 12/01/2026	5,105	5,073

Total Utilities		739,928

Total Corporate Bonds (Cost: $7,130,079)		7,008,838

Government Related – 29.98%
Other Government Related – 1.45%
Alabama Economic Settlement Authority
4.26%, 09/15/2032	610	610
American Municipal Power, Inc.
7.50%, 02/15/2050	1,310	1,522
Atlanta Independent School System
5.56%, 03/01/2026	535	536
Bay Area Toll Authority
6.26%, 04/01/2049	1,650	1,741
Bermuda Government International Bond
2.38%, 08/20/2030 (1)	1,765	1,599
California Municipal Finance Authority
3.28%, 02/01/2046	4,000	3,119

The accompanying notes are an integral part of these financial statements.

52

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Other Government Related – 1.45% – (continued)
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	$270	$276
Cassa Depositi e Prestiti SpA
4.38%, 10/01/2030 (1)	3,000	3,001
5.88%, 04/30/2029 (1)	2,000	2,107
Chile Government International Bond
2.55%, 01/27/2032	1,398	1,253
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,385	1,388
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,365	1,475
City of New York NY
5.09%, 10/01/2049	1,335	1,256
5.11%, 10/01/2054	910	852
5.37%, 10/01/2051	1,500	1,461
5.39%, 10/01/2055	2,735	2,643
Colombia Government International Bond
8.00%, 04/20/2033	2,723	2,927
Colorado Housing & Finance Authority
6.25%, 11/01/2055	9,965	10,582
Curators of the University of Missouri
5.96%, 11/01/2039	2,875	3,035
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114	875	752
Eagle Funding Luxco Sarl
5.50%, 08/17/2030 (1)	13,041	13,283
Empire State Development Corp.
5.84%, 03/15/2040	2,000	2,067
Export-Import Bank of India
3.88%, 02/01/2028 (1)	3,480	3,459
Fannie Mae
0.00%, 03/17/2031	2,250	1,826
0.88%, 08/05/2030	555	490
6.63%, 11/15/2030	2,550	2,875
7.13%, 01/15/2030	1,500	1,693
Federal Farm Credit Banks Funding Corp.
1.42%, 08/19/2032	3,000	2,531
Federal Home Loan Mortgage Corp.
6.25%, 07/15/2032	3,649	4,133
Hungary Government International Bond
5.38%, 09/26/2030 (1)	5,275	5,417
Illinois State Toll Highway Authority
5.85%, 12/01/2034	7,500	7,856
Israel Government International Bond
5.38%, 02/19/2030	8,572	8,866
Korea National Oil Corp.
4.75%, 04/03/2026 (1)	1,570	1,573
4.88%, 04/03/2028 (1)	1,760	1,794
Kuwait International Government Bond
4.02%, 10/09/2028 (1)	13,771	13,788
4.14%, 10/09/2030 (1)	14,265	14,259
4.65%, 10/09/2035 (1)	19,076	19,050
Los Angeles Department of Water & Power
6.60%, 07/01/2050	2,400	2,582
Mexico Government International Bond
2.66%, 05/24/2031	2,579	2,295
3.50%, 02/12/2034	3,202	2,768
3.77%, 05/24/2061	1,753	1,079

The accompanying notes are an integral part of these financial statements.

53

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Other Government Related – 1.45% – (continued)
4.35%, 01/15/2047	$42	$32
4.40%, 02/12/2052	1,340	976
4.60%, 01/23/2046	4,219	3,312
4.60%, 02/10/2048	1,482	1,145
4.75%, 03/08/2044	450	371
5.38%, 03/22/2033	4,585	4,544
5.63%, 09/22/2035	7,780	7,671
5.75%, 10/12/2110	588	493
5.85%, 07/02/2032	4,785	4,916
6.00%, 05/13/2030	2,185	2,290
6.00%, 05/07/2036	4,736	4,798
6.34%, 05/04/2053	356	339
6.63%, 01/29/2038	2,996	3,126
6.88%, 05/13/2037	16,034	17,108
7.38%, 05/13/2055	1,674	1,803
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870	6,859
New York State Dormitory Authority
5.60%, 03/15/2040	260	266
Ohio State University
4.80%, 06/01/2111	1,102	908
Panama Government International Bond
4.50%, 04/16/2050	935	721
4.50%, 01/19/2063	949	707
Peruvian Government International Bond
2.78%, 01/23/2031	2,220	2,047
5.63%, 11/18/2050	190	185
6.20%, 06/30/2055	1,936	1,989
Port Authority of New York & New Jersey
4.46%, 10/01/2062	2,065	1,730
5.65%, 11/01/2040	435	463
5.65%, 11/01/2040	1,260	1,342
Province of Manitoba Canada
2.13%, 06/22/2026	400	397
Regents of the University of California Medical Center Pooled Revenue
3.71%, 05/15/2120	3,270	2,062
Republic of Poland Government International Bond
5.38%, 02/12/2035	6,810	7,060
5.50%, 03/18/2054	2,147	2,053
Resolution Funding Corp. Principal Strip
0.00%, 04/15/2030	929	786
Romanian Government International Bond
5.75%, 09/16/2030 (1)	18,920	19,515
6.38%, 01/30/2034 (1)	2,266	2,357
6.63%, 05/16/2036 (1)	4,642	4,838
Saudi Government International Bond
3.45%, 02/02/2061 (1)	1,185	755
St Johns County Industrial Development Authority
2.54%, 10/01/2030	10,000	9,210
State of California
7.30%, 10/01/2039	275	320
7.50%, 04/01/2034	5,540	6,463
State of Illinois
5.10%, 06/01/2033	32,271	33,073
Tennessee Valley Authority
1.50%, 09/15/2031	890	782
2.88%, 02/01/2027	805	799
4.25%, 09/15/2052	4,360	3,706

The accompanying notes are an integral part of these financial statements.

54

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Other Government Related – 1.45% – (continued)
4.25%, 09/15/2065	$1,720	$1,418
4.63%, 09/15/2060	1,308	1,163
4.88%, 05/15/2035	9,638	9,972
5.25%, 02/01/2055	13,461	13,318
5.50%, 06/15/2038	57	62
5.88%, 04/01/2036	2,967	3,314
7.13%, 05/01/2030	1,615	1,830
Tennessee Valley Authority Generic Strip
0.00%, 07/15/2028	2,000	1,823
0.00%, 03/15/2032	1,514	1,178
0.00%, 07/15/2034	295	204
Tennessee Valley Authority Principal Strip
0.00%, 06/15/2035	258	168
Texas Private Activity Bond Surface Transportation Corp.
3.92%, 12/31/2049	1,810	1,448
University of Michigan
4.45%, 04/01/2122	7,800	6,068
University of Pittsburgh-of the Commonwealth System of Higher Education
3.56%, 09/15/2119	2,045	1,279
University of Virginia
2.58%, 11/01/2051	3,150	1,945
4.18%, 09/01/2117	1,540	1,143
West Contra Costa Unified School District
6.25%, 08/01/2030	215	234

Total Other Government Related		366,703

U.S. Treasury Obligations – 28.53%
U.S. Treasury Inflation Indexed Bonds
1.75%, 01/15/2028 (7)	933	939
2.50%, 01/15/2029 (7)	626	646
3.63%, 04/15/2028 (7)	2,100	2,203
U.S. Treasury Note/Bond
0.63%, 08/15/2030	2,700	2,349
0.75%, 01/31/2028	73,860	69,835
0.88%, 11/15/2030	20,235	17,689
1.00%, 07/31/2028	21,615	20,281
1.13%, 05/15/2040	1,975	1,253
1.13%, 08/15/2040	158,225	99,373
1.25%, 06/30/2028	60,462	57,224
1.25%, 08/15/2031	15,190	13,234
1.38%, 11/15/2031	77,369	67,392
1.38%, 11/15/2040	63,075	40,940
1.38%, 08/15/2050	78,825	38,757
1.50%, 01/31/2027	822	804
1.50%, 02/15/2030	1,855	1,704
1.63%, 05/15/2031	4,225	3,785
1.63%, 11/15/2050 (8)	171,730	90,158
1.75%, 12/31/2026	44,760	43,992
1.75%, 01/31/2029	58,475	55,405
1.75%, 08/15/2041	127,300	85,893
1.88%, 02/28/2029	33,900	32,197
1.88%, 02/15/2032	84,900	75,717
1.88%, 02/15/2051	74,045	41,378
2.00%, 11/15/2041	42,434	29,616
2.00%, 02/15/2050	75,410	44,203
2.00%, 08/15/2051	36,950	21,167
2.25%, 02/15/2027	1,530	1,509
2.25%, 05/15/2041	39,825	29,292

The accompanying notes are an integral part of these financial statements.

55

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations – 28.53% – (continued)
2.25%, 08/15/2046	$39,102	$25,733
2.25%, 08/15/2049	37,090	23,261
2.38%, 03/31/2029	46,810	45,099
2.38%, 02/15/2042	115,910	85,321
2.38%, 11/15/2049	26,885	17,268
2.38%, 05/15/2051	72,825	45,894
2.50%, 02/15/2045	79,890	56,578
2.75%, 05/31/2029	58,030	56,475
2.75%, 08/15/2042	19,600	15,130
2.75%, 11/15/2042	13,300	10,220
2.88%, 04/30/2029	36,460	35,654
2.88%, 05/15/2032	98,795	93,153
2.88%, 05/15/2043	107,560	83,498
2.88%, 05/15/2049	81,880	58,739
2.88%, 05/15/2052	108,006	75,469
3.00%, 11/15/2044	102,415	79,204
3.00%, 11/15/2045	1,340	1,024
3.00%, 02/15/2047	780	587
3.00%, 02/15/2048	5,685	4,230
3.00%, 08/15/2048	7,860	5,820
3.00%, 02/15/2049	21,465	15,812
3.00%, 08/15/2052	72,619	52,011
3.13%, 08/31/2029	19,000	18,679
3.13%, 02/15/2043	20,360	16,467
3.25%, 06/30/2029	40,000	39,544
3.25%, 05/15/2042	71,786	59,868
3.38%, 11/30/2027	19,086	19,049
3.38%, 12/31/2027	112,790	112,570
3.38%, 05/15/2033	78,380	75,352
3.38%, 08/15/2042	148,622	125,586
3.38%, 05/15/2044	9,980	8,237
3.38%, 11/15/2048	14,918	11,803
3.50%, 10/15/2028	90,756	90,664
3.50%, 11/15/2028	29,502	29,470
3.50%, 12/15/2028	136,540	136,380
3.50%, 11/30/2030	27,910	27,629
3.50%, 02/15/2033	67,125	65,234
3.63%, 03/31/2028	40,000	40,106
3.63%, 08/15/2028	152,925	153,313
3.63%, 08/31/2029	27,753	27,749
3.63%, 03/31/2030	7,400	7,386
3.63%, 08/31/2030	35,823	35,696
3.63%, 09/30/2030	71,304	71,028
3.63%, 10/31/2030	66,775	66,493
3.63%, 12/31/2030	151,678	150,955
3.63%, 08/15/2043	65,303	56,370
3.63%, 02/15/2044	10,150	8,714
3.63%, 02/15/2053	62,976	50,986
3.63%, 05/15/2053	19,106	15,456
3.75%, 04/15/2028	102,675	103,208
3.75%, 11/15/2043	10,943	9,590
3.88%, 07/15/2028	47,110	47,507
3.88%, 12/31/2029	26,730	26,957
3.88%, 04/30/2030	56,705	57,148
3.88%, 06/30/2030	37,991	38,277
3.88%, 07/31/2030	29,734	29,954
3.88%, 08/31/2032	35,755	35,661
3.88%, 12/31/2032	14,957	14,892

The accompanying notes are an integral part of these financial statements.

56

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations – 28.53% – (continued)
3.88%, 08/15/2034	$50,829	$50,047
3.88%, 08/15/2040	25,825	23,917
3.88%, 02/15/2043	27,584	24,815
3.88%, 05/15/2043	113,910	102,185
4.00%, 07/31/2029	26,980	27,329
4.00%, 02/28/2030	47,524	48,129
4.00%, 03/31/2030	18,256	18,488
4.00%, 05/31/2030	32,041	32,449
4.00%, 01/31/2031	13,325	13,479
4.00%, 06/30/2032	227,725	229,032
4.00%, 02/15/2034	27,986	27,899
4.00%, 11/15/2035	51,344	50,606
4.00%, 11/15/2042	11,296	10,353
4.13%, 02/28/2027	52,600	52,953
4.13%, 07/31/2028	11,130	11,296
4.13%, 08/31/2030	94,908	96,576
4.13%, 03/31/2031	29,075	29,569
4.13%, 10/31/2031	149,411	151,711
4.13%, 02/29/2032	48,624	49,310
4.13%, 05/31/2032	24,245	24,563
4.13%, 08/15/2044	102,250	93,842
4.13%, 08/15/2053	8,982	7,951
4.25%, 01/15/2028	215,875	219,054
4.25%, 06/30/2029	23,088	23,576
4.25%, 01/31/2030	85,673	87,577
4.25%, 11/15/2034	146,110	147,645
4.25%, 05/15/2035	16,555	16,692
4.25%, 05/15/2039	9,000	8,816
4.25%, 02/15/2054	134,586	121,674
4.25%, 08/15/2054	19,804	17,906
4.38%, 12/31/2029	27,598	28,335
4.38%, 11/30/2030	37,750	38,837
4.38%, 01/31/2032	126,455	129,972
4.38%, 11/15/2039	14,000	13,811
4.38%, 05/15/2041	1,500	1,462
4.38%, 08/15/2043	18,600	17,767
4.50%, 05/31/2029	24,742	25,453
4.50%, 12/31/2031	975	1,009
4.50%, 11/15/2033	151,464	156,392
4.50%, 02/15/2044	17,022	16,467
4.50%, 11/15/2054	23,817	22,464
4.63%, 06/15/2027	36,225	36,804
4.63%, 04/30/2029	116,363	120,122
4.63%, 05/15/2044	95,361	93,625
4.63%, 11/15/2044	58,460	57,286
4.63%, 11/15/2045	79,626	77,810
4.63%, 05/15/2054	5,497	5,294
4.63%, 02/15/2055	12,458	12,000
4.75%, 11/15/2043	56,711	56,718
4.75%, 02/15/2045	24,358	24,234
4.75%, 11/15/2053	71,138	69,835
4.75%, 05/15/2055	39,350	38,668
4.75%, 08/15/2055	62,430	61,376
4.88%, 10/31/2030	3,090	3,246
4.88%, 08/15/2045	35,993	36,342
5.00%, 05/15/2045	36,722	37,697
U.S. Treasury Strip Coupon
0.00%, 08/15/2027	44,314	41,858

The accompanying notes are an integral part of these financial statements.

57

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations – 28.53% – (continued)
0.00%, 11/15/2027	$29,607	$27,726
0.00%, 05/15/2030	50,000	42,397
0.00%, 11/15/2030	32,075	26,616
0.00%, 02/15/2031	26,310	21,583
0.00%, 05/15/2031	21,720	17,633
0.00%, 08/15/2031	46,270	37,122
0.00%, 11/15/2031	14,830	11,765
0.00%, 02/15/2032	46,250	36,258
0.00%, 11/15/2034	2,487	1,705
0.00%, 02/15/2035	1,824	1,235
0.00%, 05/15/2035	1,920	1,283
0.00%, 08/15/2035	175	115
0.00%, 02/15/2036	25,000	16,087
0.00%, 05/15/2036	121	77
0.00%, 08/15/2040	57,443	28,445
0.00%, 11/15/2040	20,090	9,801
0.00%, 02/15/2041 (8)	89,420	42,989
0.00%, 05/15/2041	10,000	4,742
0.00%, 08/15/2041	1,425	666
0.00%, 05/15/2043	43,405	18,249
0.00%, 11/15/2043	53,100	21,650
0.00%, 02/15/2044	18,735	7,524
0.00%, 11/15/2044	4,045	1,557
0.00%, 02/15/2045	4,035	1,536
0.00%, 08/15/2045	7,000	2,586
0.00%, 02/15/2046	20,000	7,199
0.00%, 08/15/2046	5,975	2,097
0.00%, 08/15/2048	3,095	982
0.00%, 05/15/2049	10,000	3,049

Total U.S. Treasury Obligations		7,198,090

Total Government Related (Cost: $7,804,500)		7,564,793

Mortgage-Backed Obligations – 30.75%
20 Times Square Trust 2018-20TS
3.10%, 05/15/2035, Series 2018-20TS, Class D (1)(4)	5,204	4,840
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034, Series 2004-2CB, Class 1A9	177	181
Alternative Loan Trust 2005-1CB
3.25% (1 Month Term SOFR + 6.99%, 7.10% Cap), 03/25/2035, Series 2005-1CB, Class 1A6 (2)(9)	54	6
Alternative Loan Trust 2005-20CB
0.90% (1 Month Term SOFR + 4.64%, 4.75% Cap), 07/25/2035, Series 2005-20CB, Class 3A8 (2)(9)	238	13
Alternative Loan Trust 2005-22T1
1.22% (1 Month Term SOFR + 4.96%, 5.07% Cap), 06/25/2035, Series 2005-22T1, Class A2 (2)(9)	375	31
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035, Series 2005-28CB, Class 1A4	94	80
6.00%, 08/25/2035, Series 2005-28CB, Class 3A5	5	2
Alternative Loan Trust 2005-37T1
1.20% (1 Month Term SOFR + 4.94%, 5.05% Cap), 09/25/2035, Series 2005-37T1, Class A2 (2)(9)	1,228	93
Alternative Loan Trust 2005-54CB
1.00% (1 Month Term SOFR + 4.74%, 4.85% Cap), 11/25/2035, Series 2005-54CB, Class 1A2 (2)(9)	310	18
5.50%, 11/25/2035, Series 2005-54CB, Class 1A7	1	1
5.50%, 11/25/2035, Series 2005-54CB, Class 1A11	78	60
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035, Series 2005-64CB, Class 1A9	33	29
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036, Series 2006-28CB, Class A17	47	21

The accompanying notes are an integral part of these financial statements.

58

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035, Series 2006-1, Class A5 (1)(4)(5)	$0	$0
Anchor Mortgage Trust 2025-RTL1
5.72%, 05/25/2040, Series 2025-RTL1, Class A1 (1)(3)	8,615	8,661
Angel Oak Mortgage Trust 2025-11
4.98%, 10/25/2070, Series 2025-11, Class A1 (1)(4)	5,889	5,897
ASG Resecuritization Trust 2011-1
6.00%, 09/28/2036, Series 2011-1, Class 2A35 (1)(4)	27	8
ATLX 2024-RPL1 Trust
3.85%, 04/25/2064, Series 2024-RPL1, Class A1 (1)(3)	3,172	3,102
ATLX 2024-RPL2 Trust
3.85%, 04/25/2063, Series 2024-RPL2, Class A1 (1)(3)	3,976	3,884
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.21%, 08/15/2046, Series 2014-520M, Class C (1)(4)	1,200	831
BAMLL Re-REMIC Trust 2024-FRR4
0.00%, 11/27/2048, Series 2024-FRR4, Class C (1)(4)	1,926	1,919
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2049, Series 2004-6, Class 15PO (5)	1	0
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034, Series 2004-1, Class PO	8	6
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034, Series 2004-2, Class 1CB1	357	349
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035, Series 2005-6, Class 2A7	12	11
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035, Series 2005-7, Class 30PO	7	7
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036, Series 2005-8, Class 30PO	3	2
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036, Series 2006-1, Class XPO	3	2
Banc of America Mortgage 2003-C Trust
7.00%, 04/25/2033, Series 2003-C, Class 3A1 (4)	1	1
BANK 2017-BNK4
3.63%, 05/15/2050, Series 2017-BNK4, Class A4	6,790	6,725
BANK 2017-BNK8
3.49%, 11/15/2050, Series 2017-BNK8, Class A4	12,745	12,472
BANK 2017-BNK9
3.54%, 11/15/2054, Series 2017-BNK9, Class A4	6,042	5,963
BANK 2018-BNK10
3.69%, 02/15/2061, Series 2018-BN10, Class A5	4,000	3,964
BANK 2019-BNK21
2.85%, 10/17/2052, Series 2019-BN21, Class A5	10,450	9,899
BANK 2019-BNK24
2.96%, 11/15/2062, Series 2019-BN24, Class A3	3,391	3,213
BANK 2020-BNK29
2.00%, 11/15/2053, Series 2020-BN29, Class A4	11,175	9,882
BANK 2021-BNK37
2.37%, 11/15/2064, Series 2021-BN37, Class A4	22,400	19,737
BANK 2024-BNK47
5.72%, 06/15/2057, Series 2024-BNK47, Class A5	6,365	6,752
BANK 2024-BNK48
5.05%, 10/15/2057, Series 2024-BNK48, Class A5	2,267	2,305
BANK 2025-BNK49
5.62%, 03/15/2058, Series 2025-BNK49, Class A5 (4)	7,290	7,698
BANK 2025-BNK51
5.29%, 12/25/2067, Series 2025-BNK51, Class A5	5,797	5,966
BANK5 2024-5YR10
5.30%, 10/15/2057, Series 2024-5YR10, Class A3	5,000	5,152

The accompanying notes are an integral part of these financial statements.

59

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
BANK5 2024-5YR12
5.90%, 12/15/2057, Series 2024-5YR12, Class A3 (4)	$5,000	$5,257
BANK5 2025-5YR14
5.65%, 04/15/2058, Series 2025-5YR14, Class A3	7,410	7,749
BANK5 2025-5YR19
5.27%, 12/15/2058, Series 2025-5YR19, Class A3	3,526	3,644
BANK5 Trust 2025-5YR13
5.03%, 01/15/2058, Series 2025-5YR13, Class A2	11,450	11,698
BBCMS Mortgage Trust 2017-C1
3.67%, 02/15/2050, Series 2017-C1, Class A4	1,625	1,609
BBCMS Mortgage Trust 2018-C2
4.05%, 12/15/2051, Series 2018-C2, Class A4	20,000	19,844
BBCMS Mortgage Trust 2021-C12
2.42%, 11/15/2054, Series 2021-C12, Class A4	25,600	23,068
BBCMS Mortgage Trust 2022-C16
4.60%, 06/15/2055, Series 2022-C16, Class A5 (4)	8,750	8,696
BBCMS Mortgage Trust 2023-C21
6.30%, 09/15/2056, Series 2023-C21, Class A2 (4)	10,236	10,741
Bear Stearns ARM Trust 2003-2
5.74%, 01/25/2033, Series 2003-2, Class A5 (1)(4)	37	37
Bear Stearns ARM Trust 2003-7
6.83%, 10/25/2033, Series 2003-7, Class 3A (4)	1	1
Bear Stearns ARM Trust 2004-2
4.48%, 05/25/2034, Series 2004-2, Class 14A (4)	19	17
Bear Stearns ARM Trust 2006-1
5.95% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.90% Cap), 02/25/2036, Series 2006-1, Class A1 (2)	40	39
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034, Series 2004-AC2, Class 2A	13	10
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.95%, 01/12/2045, Series 2007-T26, Class X1 (1)(4)(5)	22	0
Benchmark 2018-B3 Mortgage Trust
3.76%, 04/10/2051, Series 2018-B3, Class A4	16,255	16,122
Benchmark 2018-B6 Mortgage Trust
4.26%, 10/10/2051, Series 2018-B6, Class A4	8,862	8,831
Benchmark 2019-B15 Mortgage Trust
2.67%, 12/15/2072, Series 2019-B15, Class A4	30,000	28,008
Benchmark 2020-B17 Mortgage Trust
2.29%, 03/15/2053, Series 2020-B17, Class A5	2,770	2,504
Benchmark 2020-B19 Mortgage Trust
1.55%, 09/15/2053, Series 2020-B19, Class A4	21,500	19,507
Benchmark 2020-B21 Mortgage Trust
1.98%, 12/17/2053, Series 2020-B21, Class A5	3,252	2,877
Benchmark 2021-B24 Mortgage Trust
2.01%, 03/15/2054, Series 2021-B24, Class A3	10,000	9,076
2.26%, 03/15/2054, Series 2021-B24, Class A4	15,000	13,556
2.58%, 03/15/2054, Series 2021-B24, Class A5	2,400	2,151
Benchmark 2021-B27 Mortgage Trust
2.10%, 07/15/2054, Series 2021-B27, Class A4	20,000	18,010
Benchmark 2022-B32 Mortgage Trust
3.04%, 01/15/2055, Series 2022-B32, Class A3	23,000	21,627
Benchmark 2023-V3 Mortgage Trust
5.90%, 07/15/2056, Series 2023-V3, Class A2	3,135	3,240
Benchmark 2024-V10 Mortgage Trust
4.80%, 09/15/2057, Series 2024-V10, Class A2	7,675	7,790
Benchmark 2025-V16 Mortgage Trust
4.96%, 08/15/2058, Series 2025-V16, Class A2	11,225	11,434
Benchmark 2025-V17 Mortgage Trust
4.36%, 09/15/2058, Series 2025-V17, Class A2	10,400	10,358

The accompanying notes are an integral part of these financial statements.

60

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
Benchmark 2025-V19 Mortgage Trust
5.25%, 01/15/2058, Series 2025-V19, Class A3 (4)	$20,600	$21,278
BMO 2024-5C6 Mortgage Trust
5.32%, 09/15/2057, Series 2024-5C6, Class A3	7,000	7,199
BMO 2024-C8 Mortgage Trust
5.60%, 03/15/2057, Series 2024-C8, Class A5 (4)	5,168	5,431
BPR Commercial Mortgage Trust 2025-STAR
4.95%, 11/05/2042, Series 2025-STAR, Class A (1)(4)	1,941	1,952
BRAVO Residential Funding Trust 2023-RPL1
5.00%, 05/25/2063, Series 2023-RPL1, Class A1 (1)(4)	3,101	3,115
BRAVO Residential Funding Trust 2024 RPL1
3.25%, 10/25/2063, Series 2024-RPL1, Class A1 (1)(4)	5,999	5,597
BRAVO Residential Funding Trust 2025-NQM7
5.46%, 07/25/2065, Series 2025-NQM7, Class A1 (1)(4)	15,974	16,115
Brean Asset Backed Securities Trust 2025-RM11
4.75%, 05/25/2065, Series 2025-RM11, Class A1 (1)(4)	5,886	5,805
Brean Asset Backed Securities Trust 2025-RM12
4.50%, 07/25/2065, Series 2025-RM12, Class A1 (1)	6,940	6,777
Brean Asset Backed Securities Trust 2025-RM13
4.25%, 10/25/2065, Series 2025-RM13, Class A1 (1)	6,168	5,969
BVRT 2025-1 LLC
3.98% (30-day Average SOFR + 0.00%), 05/10/2033, Series 2025-1, Class A (1)(2)	8,032	7,821
BX Commercial Mortgage Trust 2024-VLT5
5.41%, 11/13/2046, Series 2024-VLT5, Class A (1)(4)	3,411	3,454
CAFL 2025-RRTL2 Issuer LP
5.18%, 11/28/2040, Series 2025-RRTL2, Class A1 (1)(3)	6,485	6,503
CD 2006-CD3 Mortgage Trust
0.19%, 10/15/2048, Series 2006-CD3, Class XS (1)(4)(5)	67	0
CD 2019-CD8 Mortgage Trust
2.66%, 08/15/2057, Series 2019-CD8, Class A3	19,087	18,142
CFCRE Commercial Mortgage Trust 2017-C8
3.30%, 06/15/2050, Series 2017-C8, Class A3	20,195	19,982
Chase Home Lending Mortgage Trust 2023-RPL1
3.50%, 06/25/2062, Series 2023-RPL1, Class A1 (1)(4)	5,648	5,222
Chase Home Lending Mortgage Trust 2025-RPL1
3.38%, 04/25/2065, Series 2025-RPL1, Class A1A (1)(4)	18,600	16,812
Chase Home Lending Mortgage Trust Series 2024-RPL1
3.25%, 03/25/2064, Series 2024-RPL1, Class A1A (1)(4)	8,724	7,808
Chase Home Lending Mortgage Trust Series 2024-RPL2
3.25%, 08/25/2064, Series 2024-RPL2, Class A1A (1)(4)	21,650	19,305
Chase Home Lending Mortgage Trust Series 2024-RPL3
3.25%, 09/25/2064, Series 2024-RPL3, Class A1A (1)(4)	1,527	1,364
Chase Mortgage Finance Trust Series 2007-A1
5.88%, 02/25/2037, Series 2007-A1, Class 2A1 (4)	14	13
6.31%, 02/25/2037, Series 2007-A1, Class 9A1 (4)	10	10
6.73%, 02/25/2037, Series 2007-A1, Class 1A3 (4)	4	4
6.87%, 02/25/2037, Series 2007-A1, Class 7A1 (4)(5)	0	0
Chase Mortgage Finance Trust Series 2007-A2
6.16%, 06/25/2035, Series 2007-A2, Class 2A1 (4)	11	11
6.89%, 06/25/2035, Series 2007-A2, Class 1A1 (4)	2	2
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032, Series 2002-18, Class PO	3	3
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034, Series 2004-3, Class A26	10	10
5.75%, 04/25/2034, Series 2004-3, Class A4	7	7
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034, Series 2004-5, Class 1A4	38	38

The accompanying notes are an integral part of these financial statements.

61

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
CHL Mortgage Pass-Through Trust 2004-7
5.24%, 06/25/2034, Series 2004-7, Class 2A1 (4)	$3	$3
CHL Mortgage Pass-Through Trust 2004-HYB1
5.11%, 05/20/2034, Series 2004-HYB1, Class 2A (4)	5	4
CHL Mortgage Pass-Through Trust 2004-HYB3
4.64%, 06/20/2034, Series 2004-HYB3, Class 2A (4)	17	17
CHL Mortgage Pass-Through Trust 2004-HYB6
5.28%, 11/20/2034, Series 2004-HYB6, Class A3 (4)	14	14
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035, Series 2005-14, Class A2	8	3
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035, Series 2005-16, Class A23	4	3
CHL Mortgage Pass-Through Trust 2005-22
4.79%, 11/25/2035, Series 2005-22, Class 2A1 (4)	66	54
CIM TRUST 2022-R3
4.50%, 03/25/2062, Series 2022-R3, Class A1 (1)(4)	1,814	1,796
CIM Trust 2023-R2
5.50%, 08/25/2064, Series 2023-R2, Class A1 (1)(4)	7,705	7,788
CIM Trust 2024-R1
4.75%, 06/25/2064, Series 2024-R1, Class A1 (1)(4)	5,046	5,021
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036, Series 2006-4, Class 1A2	16	15
Citigroup Commercial Mortgage Trust 2016-C1
2.94%, 05/10/2049, Series 2016-C1, Class A3	5,227	5,211
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/2049, Series 2016-P6, Class A5 (4)	2,783	2,735
Citigroup Commercial Mortgage Trust 2017-P7
3.44%, 04/14/2050, Series 2017-P7, Class A3	14,163	14,068
Citigroup Commercial Mortgage Trust 2017-P8
3.20%, 09/15/2050, Series 2017-P8, Class A3	21,000	20,701
Citigroup Commercial Mortgage Trust 2018-B2
3.74%, 03/10/2051, Series 2018-B2, Class A3	21,253	21,052
4.01%, 03/10/2051, Series 2018-B2, Class A4	14,360	14,291
Citigroup Commercial Mortgage Trust 2018-C5
4.23%, 06/10/2051, Series 2018-C5, Class A4 (4)	3,750	3,745
Citigroup Commercial Mortgage Trust 2019-C7
2.86%, 12/15/2072, Series 2019-C7, Class A3	1,969	1,870
Citigroup Commercial Mortgage Trust 2019-GC43
3.04%, 11/10/2052, Series 2019-GC43, Class A4	7,217	6,809
Citigroup Global Markets Mortgage Securities VII, Inc.
0.00%, 06/25/2033, Series 2003-UP2, Class PO1 (5)	0	0
6.74%, 09/25/2033, Series 2003-HYB1, Class A (4)	10	10
Citigroup Mortgage Loan Trust 2009-10
5.45%, 09/25/2033, Series 2009-10, Class 1A1 (1)(4)	18	18
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058, Series 2015-A, Class B2 (1)(4)	84	83
Citigroup Mortgage Loan Trust, Inc.
0.00%, 09/25/2033, Series 2003-1, Class PO3	1	1
0.00%, 10/25/2033, Series 2003-1, Class PO2 (5)	0	0
3.19%, 02/25/2035, Series 2005-1, Class 2A1A (4)	13	11
4.33%, 08/25/2035, Series 2005-5, Class 1A2 (4)	35	30
5.25%, 10/25/2033, Series 2003-1, Class 2A5	3	3
5.50%, 05/25/2035, Series 2005-2, Class 2A11	32	32
5.50%, 11/25/2035, Series 2005-9, Class 2A2 (5)	1	0
6.23%, 08/25/2034, Series 2004-UST1, Class A6 (4)	3	3
COMM 2018-HOME Mortgage Trust
3.82%, 04/10/2033, Series 2018-HOME, Class A (1)(4)	10,975	10,807

The accompanying notes are an integral part of these financial statements.

62

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
Connecticut Avenue Securities Trust 2021-R03
4.72% (30-day Average SOFR + 0.85%), 12/25/2041, Series 2021-R03, Class 1M1 (1)(2)	$330	$330
Connecticut Avenue Securities Trust 2023-R05
5.77% (30-day Average SOFR + 1.90%), 06/25/2043, Series 2023-R05, Class 1M1 (1)(2)	2,498	2,517
Connecticut Avenue Securities Trust 2023-R06
5.57% (30-day Average SOFR + 1.70%), 07/25/2043, Series 2023-R06, Class 1M1 (1)(2)	1,080	1,085
Connecticut Avenue Securities Trust 2023-R08
5.37% (30-day Average SOFR + 1.50%), 10/25/2043, Series 2023-R08, Class 1M1 (1)(2)	1,598	1,601
Connecticut Avenue Securities Trust 2024-R01
4.92% (30-day Average SOFR + 1.05%), 01/25/2044, Series 2024-R01, Class 1M1 (1)(2)	600	599
Connecticut Avenue Securities Trust 2025-R04
4.87% (30-day Average SOFR + 1.00%), 05/25/2045, Series 2025-R04, Class 1A1 (1)(2)	4,035	4,039
Connecticut Avenue Securities Trust 2025-R05
4.87% (30-day Average SOFR + 1.00%), 07/25/2045, Series 2025-R05, Class 2A1 (1)(2)	8,890	8,902
Connecticut Avenue Securities Trust 2025-R06
4.82% (30-day Average SOFR + 0.95%), 09/25/2045, Series 2025-R06, Class 1M1 (1)(2)	3,596	3,598
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.00%, 01/15/2049, Series 2007-C2, Class AX (1)(4)(5)	1,710	0
Credit Suisse First Boston Mortgage Securities Corp.
0.00%, 10/25/2033, Series 2003-23, Class 1P	19	14
5.25%, 09/25/2033, Series 2003-21, Class 1A4	14	14
6.68%, 02/25/2033, Series 2003-1, Class DB1 (4)	31	32
6.81%, 06/25/2033, Series 2003-AR15, Class 3A1 (4)	3	3
Cross 2025-H7 Mortgage Trust
4.93%, 09/25/2070, Series 2025-H7, Class A1 (1)(4)	7,069	7,073
CSAIL 2017-C8 Commercial Mortgage Trust
3.13%, 06/15/2050, Series 2017-C8, Class A3	5,622	5,539
CSAIL 2021-C20 Commercial Mortgage Trust
2.49%, 03/15/2054, Series 2021-C20, Class A2	20,419	19,006
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4
5.50%, 09/25/2034, Series 2004-4, Class 2A4	14	14
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8
5.50%, 12/25/2034, Series 2004-8, Class 1A4	40	41
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10
0.00%, 11/25/2035, Series 2005-10, Class AP	4	3
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9
0.00%, 10/25/2035, Series 2005-9, Class AP	3	2
5.50%, 10/25/2035, Series 2005-9, Class DX	78	13
CSMC 2014-USA OA LLC
4.37%, 09/15/2037, Series 2014-USA, Class D (1)	3,000	2,548
CSMC 2018-RPL4 Trust
4.72%, 04/25/2058, Series 2018-RPL4, Class PT (1)(4)	1,199	1,149
CSMC 2018-RPL9 Trust
3.85%, 09/25/2057, Series 2018-RPL9, Class A (1)(4)	2,772	2,684
3.92%, 09/25/2057, Series 2018-RPL9, Class PT (1)(4)	1,542	1,323
CSMC 2022-RPL4 Trust
3.90%, 04/25/2062, Series 2022-RPL4, Class A1 (1)(4)	3,124	3,007
CSTL Commercial Mortgage Trust 2025-GATE2
4.85%, 11/10/2042, Series 2025-GATE2, Class B (1)(4)	2,310	2,301
5.14%, 11/10/2042, Series 2025-GATE2, Class C (1)(4)	2,860	2,849
DBJPM 16-C1 Mortgage Trust
3.02%, 05/10/2049, Series 2016-C1, Class A3A	2,101	2,099
DBJPM 2016-C3 Mortgage Trust
2.89%, 08/10/2049, Series 2016-C3, Class A5	3,064	3,041
DBJPM 20-C9 Mortgage Trust
1.64%, 08/15/2053, Series 2020-C9, Class A4	20,600	18,735
ELP Commercial Mortgage Trust 2025-ELP
4.60%, 11/13/2042, Series 2025-ELP, Class A (1)(4)	14,750	14,736

The accompanying notes are an integral part of these financial statements.

63

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
Fannie Mae
1.50%, 01/01/2056 (10)	$1,530	$1,180
2.00%, 01/01/2056 (10)	36,440	29,448
2.50%, 01/01/2056 (10)	46,465	39,275
3.00%, 01/01/2041 (10)	3,070	2,953
3.00%, 01/01/2056 (10)	28,655	25,341
3.50%, 02/01/2056 (10)	5,675	5,228
4.00%, 01/01/2056 (10)	11,740	11,135
4.50%, 01/01/2056 (10)	14,325	13,983
5.00%, 01/01/2041 (10)	5,445	5,514
5.00%, 01/01/2056 (10)	14,155	14,115
5.50%, 01/01/2056 (10)	27,510	27,895
6.00%, 01/01/2056 (10)	7,905	8,116
6.50%, 01/01/2056 (10)	3,950	4,105
7.00%, 01/01/2056 (10)	11,500	12,101
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039, Series 1999-T2, Class A1 (4)	24	24
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040, Series 2001-T3, Class A1	40	41
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042, Series 2002-T16, Class A2	58	61
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044, Series 2004-T1, Class 1A2	7	7
Fannie Mae Grantor Trust 2004-T2
5.42%, 07/25/2043, Series 2004-T2, Class 2A (4)	29	29
7.50%, 11/25/2043, Series 2004-T2, Class 1A4	70	71
Fannie Mae Grantor Trust 2004-T3
6.50%, 02/25/2044, Series 2004-T3, Class 1A2	138	141
7.00%, 02/25/2044, Series 2004-T3, Class 1A3	59	61
9.07%, 01/25/2044, Series 2004-T3, Class PT1 (4)	10	11
Fannie Mae Grantor Trust 2017-T1
2.90%, 06/25/2027, Series 2017-T1, Class A	6,464	6,366
Fannie Mae Interest Strip
0.00%, 01/25/2033, Series 329, Class 1	2	2
3.00%, 08/25/2052, Series 430, Class C56	2,261	397
4.49% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 08/25/2042, Series 412, Class F2 (2)	178	173
4.54% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 08/25/2042, Series 411, Class F1 (2)	567	563
5.00%, 12/25/2033, Series 345, Class 6 (4)(5)	3	0
5.50%, 05/25/2036, Series 365, Class 8	13	2
5.50%, 08/25/2036, Series 374, Class 5	9	1
5.50%, 04/25/2037, Series 393, Class 6 (5)	3	0
6.00%, 01/25/2038, Series 383, Class 33	9	2
Fannie Mae Pool
1.40%, 11/01/2032	8,500	7,024
1.50%, 01/01/2031	10,000	8,810
1.50%, 02/01/2036	2,533	2,299
1.50%, 02/01/2036	8,032	7,316
1.50%, 08/01/2036	8,857	8,035
1.50%, 09/01/2036	3,894	3,531
1.50%, 11/01/2036	2,466	2,235
1.50%, 05/01/2037	3,859	3,493
1.50%, 11/01/2040	4,883	4,169
1.50%, 03/01/2041	908	774
1.50%, 02/01/2042	1,180	995
1.50%, 10/01/2050	1,649	1,272
1.50%, 11/01/2050	9,904	7,642
1.50%, 12/01/2050	21,044	16,255
1.50%, 01/01/2051	1,316	1,015

The accompanying notes are an integral part of these financial statements.

64

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
1.50%, 02/01/2051	$16,106	$12,431
1.50%, 03/01/2051	2,107	1,631
1.50%, 07/01/2051	6,025	4,656
1.51%, 11/01/2032 (4)	32,387	27,252
1.56%, 01/01/2031	2,275	2,008
1.73%, 11/01/2031	8,547	7,523
1.75%, 03/01/2032 (4)	14,915	13,003
1.80%, 10/01/2033	7,475	6,283
2.00%, 03/01/2031	2,890	2,779
2.00%, 08/01/2031	652	625
2.00%, 01/01/2032	6,100	5,823
2.00%, 05/01/2036	4,801	4,445
2.00%, 06/01/2036	5,375	4,984
2.00%, 08/01/2036	2,335	2,163
2.00%, 02/01/2037	8,102	7,510
2.00%, 03/01/2037	160	148
2.00%, 06/01/2040	2,145	1,884
2.00%, 07/01/2040	2,040	1,815
2.00%, 09/01/2040	1,167	1,036
2.00%, 01/01/2041	1,080	945
2.00%, 02/01/2041	5,701	5,007
2.00%, 05/01/2041	18,646	16,251
2.00%, 06/01/2041	8,586	7,490
2.00%, 08/01/2041	10,493	9,137
2.00%, 10/01/2041	776	675
2.00%, 02/01/2042	12,752	11,084
2.00%, 04/01/2042	4,772	4,142
2.00%, 08/01/2042	9,819	8,571
2.00%, 05/01/2050	12,319	10,071
2.00%, 06/01/2050	23,309	19,054
2.00%, 07/01/2050	7,883	6,427
2.00%, 09/01/2050	17,870	14,607
2.00%, 10/01/2050	36,461	29,767
2.00%, 11/01/2050	1,187	979
2.00%, 11/01/2050	14,764	12,046
2.00%, 12/01/2050	8,134	6,640
2.00%, 01/01/2051	31,576	25,766
2.00%, 02/01/2051	2,280	1,856
2.00%, 02/01/2051	8,320	6,784
2.00%, 03/01/2051	32,810	26,738
2.00%, 04/01/2051	7,635	6,220
2.00%, 07/01/2051	2,366	1,925
2.00%, 07/01/2051	8,299	6,772
2.00%, 07/01/2051	12,643	10,324
2.00%, 08/01/2051	1,782	1,461
2.00%, 08/01/2051	6,505	5,287
2.00%, 08/01/2051	9,880	8,123
2.00%, 09/01/2051	10,119	8,224
2.00%, 10/01/2051	511	420
2.00%, 10/01/2051	1,450	1,173
2.00%, 10/01/2051	3,121	2,535
2.00%, 10/01/2051	8,253	6,829
2.00%, 11/01/2051	8,068	6,549
2.00%, 12/01/2051	9,878	8,128
2.00%, 12/01/2051	10,712	8,837
2.00%, 01/01/2052	432	351
2.00%, 01/01/2052	11,908	9,730
2.00%, 01/01/2052	25,231	20,751

The accompanying notes are an integral part of these financial statements.

65

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
2.00%, 02/01/2052	$4,578	$3,747
2.00%, 02/01/2052	12,495	10,136
2.00%, 05/01/2052	10,258	8,318
2.05%, 06/01/2035	2,450	2,010
2.08%, 10/01/2033	9,302	7,957
2.16%, 01/01/2034	6,070	5,112
2.22%, 02/01/2032	5,100	4,519
2.50%, 04/01/2030	370	361
2.50%, 05/01/2030	510	497
2.50%, 07/01/2032	1,741	1,679
2.50%, 08/01/2032	1,953	1,888
2.50%, 09/01/2032	1,849	1,787
2.50%, 12/01/2034	5,006	4,784
2.50%, 07/01/2035	6,269	6,028
2.50%, 08/01/2035	1,298	1,234
2.50%, 08/01/2035	2,469	2,348
2.50%, 09/01/2035	3,191	3,035
2.50%, 10/01/2035	96	91
2.50%, 11/01/2035	161	153
2.50%, 07/01/2036	3,215	3,056
2.50%, 11/01/2036	7,536	7,142
2.50%, 11/01/2036	8,707	8,287
2.50%, 12/01/2036	889	831
2.50%, 04/01/2042	4,543	4,024
2.50%, 09/01/2042	679	611
2.50%, 01/01/2043	955	858
2.50%, 01/01/2043	4,774	4,283
2.50%, 02/01/2043	440	394
2.50%, 10/01/2043	901	807
2.50%, 05/01/2046	392	341
2.50%, 07/01/2046	937	815
2.50%, 08/01/2046	364	317
2.50%, 10/01/2046	303	264
2.50%, 03/01/2050	564	486
2.50%, 04/01/2050	9,388	8,011
2.50%, 05/01/2050	7,900	6,811
2.50%, 06/01/2050	4,579	3,954
2.50%, 06/01/2050	10,948	9,395
2.50%, 07/01/2050	9,474	8,179
2.50%, 08/01/2050	3,953	3,377
2.50%, 09/01/2050	2,273	1,961
2.50%, 09/01/2050	9,634	8,324
2.50%, 10/01/2050	5,892	5,102
2.50%, 10/01/2050	32,880	28,089
2.50%, 12/01/2050	398	340
2.50%, 12/01/2050	9,128	7,847
2.50%, 02/01/2051	1,057	914
2.50%, 02/01/2051	3,248	2,802
2.50%, 03/01/2051	9,013	7,698
2.50%, 04/01/2051	20,541	17,525
2.50%, 05/01/2051	4,932	4,299
2.50%, 05/01/2051	8,641	7,370
2.50%, 06/01/2051	11,454	9,767
2.50%, 06/01/2051	12,589	10,735
2.50%, 08/01/2051	7,798	6,721
2.50%, 09/01/2051	5,841	5,038
2.50%, 09/01/2051	10,185	8,776
2.50%, 10/01/2051	9,538	8,120

The accompanying notes are an integral part of these financial statements.

66

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
2.50%, 10/01/2051	$13,261	$11,372
2.50%, 11/01/2051	1,100	946
2.50%, 11/01/2051	8,108	7,016
2.50%, 11/01/2051	13,661	11,741
2.50%, 11/01/2051	18,468	15,805
2.50%, 12/01/2051	1,048	901
2.50%, 12/01/2051	5,581	4,789
2.50%, 12/01/2051	10,252	8,850
2.50%, 12/01/2051	10,935	9,410
2.50%, 01/01/2052	8,521	7,339
2.50%, 02/01/2052	747	635
2.50%, 02/01/2052	9,584	8,154
2.50%, 02/01/2052	12,499	10,756
2.50%, 02/01/2052	15,774	13,655
2.50%, 03/01/2052	595	510
2.50%, 03/01/2052	1,765	1,504
2.50%, 03/01/2052	6,044	5,187
2.50%, 03/01/2052	9,541	8,088
2.50%, 03/01/2052	9,867	8,361
2.50%, 04/01/2052	756	642
2.50%, 04/01/2052	14,491	12,463
2.50%, 04/01/2052	15,788	13,423
2.50%, 05/01/2052	14,649	12,607
2.50%, 05/01/2052	16,559	14,281
2.50%, 05/01/2052	26,828	23,059
2.50%, 09/01/2052	933	791
2.50%, 09/01/2052	17,669	14,998
2.50%, 07/01/2061	8,581	7,066
2.50%, 09/01/2061	4,949	4,075
2.50%, 03/01/2062	7,991	6,580
2.52%, 11/01/2029	13,353	12,651
2.58%, 09/01/2028	3,541	3,426
2.59%, 09/01/2028	7,126	6,897
2.62%, 10/01/2028	7,009	6,754
2.67%, 12/01/2035	15,510	13,109
2.83%, 05/01/2027	7,462	7,361
2.90%, 10/01/2029	3,057	2,946
3.00%, 08/01/2028	148	146
3.00%, 09/01/2028	233	230
3.00%, 12/01/2028	102	101
3.00%, 05/01/2030	314	309
3.00%, 09/01/2034	3,797	3,721
3.00%, 03/01/2035	2,764	2,672
3.00%, 10/01/2035	230	222
3.00%, 05/01/2036	402	392
3.00%, 08/01/2036	357	341
3.00%, 03/01/2037	2,713	2,624
3.00%, 05/01/2037	8,861	8,524
3.00%, 05/01/2038	4,970	4,742
3.00%, 05/01/2042	154	142
3.00%, 10/01/2042	1,361	1,259
3.00%, 11/01/2042	971	898
3.00%, 12/01/2042	37	34
3.00%, 12/01/2042	320	296
3.00%, 12/01/2042	495	457
3.00%, 01/01/2043	326	302
3.00%, 01/01/2043	485	448
3.00%, 01/01/2043	561	518

The accompanying notes are an integral part of these financial statements.

67

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
3.00%, 01/01/2043	$578	$533
3.00%, 02/01/2043	265	245
3.00%, 04/01/2043	382	353
3.00%, 04/01/2043	488	451
3.00%, 04/01/2043	877	810
3.00%, 05/01/2043	13	12
3.00%, 05/01/2043	96	89
3.00%, 05/01/2043	585	541
3.00%, 05/01/2043	3,150	2,911
3.00%, 05/01/2043	7,592	7,016
3.00%, 06/01/2043	20	19
3.00%, 06/01/2043	167	154
3.00%, 06/01/2043	199	184
3.00%, 06/01/2043	1,064	983
3.00%, 06/01/2043	1,830	1,690
3.00%, 07/01/2043	22	20
3.00%, 07/01/2043	58	53
3.00%, 07/01/2043	162	149
3.00%, 07/01/2043	583	538
3.00%, 07/01/2043	2,749	2,540
3.00%, 08/01/2043	650	601
3.00%, 08/01/2043	1,678	1,551
3.00%, 10/01/2043	38	35
3.00%, 10/01/2043	4,797	4,460
3.00%, 02/01/2044	2,206	2,041
3.00%, 03/01/2044	254	235
3.00%, 04/01/2045	3,021	2,770
3.00%, 05/01/2046	2,119	1,927
3.00%, 05/01/2046	9,283	8,442
3.00%, 09/01/2046	347	315
3.00%, 11/01/2046	759	689
3.00%, 11/01/2046	2,315	2,139
3.00%, 11/01/2046	2,648	2,403
3.00%, 01/01/2047	1,592	1,438
3.00%, 02/01/2047	345	318
3.00%, 03/01/2047	277	251
3.00%, 08/01/2047	16,613	15,055
3.00%, 02/01/2049	9,923	9,169
3.00%, 07/01/2049	644	581
3.00%, 07/01/2049	1,661	1,499
3.00%, 08/01/2049	8,996	8,173
3.00%, 11/01/2049	826	743
3.00%, 11/01/2049	4,115	3,704
3.00%, 12/01/2049	167	151
3.00%, 12/01/2049	554	499
3.00%, 12/01/2049	2,974	2,676
3.00%, 02/01/2050	3,481	3,116
3.00%, 02/01/2050	4,760	4,221
3.00%, 02/01/2050	12,564	11,369
3.00%, 02/01/2050	12,883	11,769
3.00%, 03/01/2050	1,063	949
3.00%, 03/01/2050	1,804	1,624
3.00%, 05/01/2050	285	258
3.00%, 05/01/2050	1,379	1,243
3.00%, 06/01/2050	1,672	1,495
3.00%, 07/01/2050	680	615
3.00%, 08/01/2050	3,773	3,371
3.00%, 09/01/2050	1,455	1,317

The accompanying notes are an integral part of these financial statements.

68

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
3.00%, 11/01/2050	$305	$275
3.00%, 01/01/2051	876	776
3.00%, 02/01/2051	1,124	1,018
3.00%, 04/01/2051	4,780	4,255
3.00%, 05/01/2051	3,249	2,875
3.00%, 06/01/2051	9,379	8,302
3.00%, 10/01/2051	1,800	1,596
3.00%, 10/01/2051	13,320	11,832
3.00%, 10/01/2051	19,098	16,905
3.00%, 11/01/2051	3,294	2,924
3.00%, 12/01/2051	16,388	14,660
3.00%, 01/01/2052	8,096	7,166
3.00%, 01/01/2052	9,282	8,219
3.00%, 02/01/2052	4,104	3,644
3.00%, 02/01/2052	8,031	7,218
3.00%, 02/01/2052	12,425	11,032
3.00%, 03/01/2052	9,544	8,539
3.00%, 04/01/2052	7,002	6,320
3.00%, 04/01/2052	13,750	12,196
3.00%, 04/01/2052	14,485	12,939
3.00%, 05/01/2052	4,298	3,810
3.00%, 05/01/2052	5,639	4,999
3.00%, 05/01/2052	35,005	31,024
3.00%, 06/01/2052	3,534	3,137
3.00%, 07/01/2060	6,602	5,744
3.00%, 12/01/2061	8,894	7,683
3.00%, 04/01/2064	14,533	12,679
3.02%, 07/01/2029	7,746	7,514
3.08%, 01/01/2028	8,000	7,928
3.09%, 09/01/2029	7,484	7,237
3.10%, 01/01/2028	6,154	6,066
3.12%, 11/01/2026	848	841
3.12%, 06/01/2035	3,373	3,046
3.13%, 03/01/2027	6,301	6,247
3.14%, 12/01/2026	1,537	1,526
3.19%, 01/01/2033	2,819	2,735
3.19%, 03/01/2036	1,837	1,747
3.22%, 09/01/2032	5,975	5,548
3.25%, 09/01/2026	1,291	1,283
3.25%, 02/01/2027	4,932	4,893
3.39%, 07/01/2034	8,500	7,859
3.45%, 04/01/2035	1,602	1,498
3.50%, 12/01/2029	377	373
3.50%, 05/01/2030	92	91
3.50%, 12/01/2030	353	351
3.50%, 07/01/2032	32	31
3.50%, 11/01/2032	205	202
3.50%, 12/01/2032	75	74
3.50%, 02/01/2033	103	102
3.50%, 02/01/2033	139	137
3.50%, 03/01/2033	724	716
3.50%, 04/01/2033	468	462
3.50%, 06/01/2033	50	49
3.50%, 10/01/2033	2,500	2,452
3.50%, 06/01/2040	617	596
3.50%, 12/01/2040	26	25
3.50%, 02/01/2041	2,353	2,268
3.50%, 11/01/2041	99	95

The accompanying notes are an integral part of these financial statements.

69

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
3.50%, 12/01/2041	$83	$80
3.50%, 12/01/2041	133	128
3.50%, 12/01/2041	156	150
3.50%, 02/01/2042	90	87
3.50%, 02/01/2042	122	117
3.50%, 04/01/2042	72	69
3.50%, 05/01/2042	1,916	1,824
3.50%, 06/01/2042	483	463
3.50%, 07/01/2042	353	339
3.50%, 07/01/2042	1,190	1,136
3.50%, 07/01/2042	6,476	6,219
3.50%, 08/01/2042	250	238
3.50%, 09/01/2042	203	194
3.50%, 09/01/2042	209	200
3.50%, 09/01/2042	250	237
3.50%, 09/01/2042	1,581	1,509
3.50%, 10/01/2042	103	98
3.50%, 10/01/2042	127	122
3.50%, 10/01/2042	218	208
3.50%, 10/01/2042	342	326
3.50%, 11/01/2042	1,022	976
3.50%, 11/01/2042	2,490	2,375
3.50%, 01/01/2043	226	214
3.50%, 01/01/2043	274	261
3.50%, 02/01/2043	14	14
3.50%, 02/01/2043	25	24
3.50%, 03/01/2043	176	167
3.50%, 03/01/2043	525	501
3.50%, 03/01/2043	1,262	1,204
3.50%, 04/01/2043	551	526
3.50%, 04/01/2043	1,305	1,244
3.50%, 05/01/2043	17	16
3.50%, 05/01/2043	138	131
3.50%, 05/01/2043	500	474
3.50%, 05/01/2043	560	532
3.50%, 07/01/2043	3,192	3,042
3.50%, 08/01/2043	10,283	9,935
3.50%, 04/01/2045	4,017	3,817
3.50%, 06/01/2045	533	506
3.50%, 06/01/2045	2,398	2,277
3.50%, 11/01/2045	885	835
3.50%, 12/01/2045	169	161
3.50%, 01/01/2046	2,871	2,721
3.50%, 04/01/2046	393	371
3.50%, 08/01/2046	1,421	1,345
3.50%, 09/01/2046	1,382	1,306
3.50%, 12/01/2046	1,302	1,228
3.50%, 12/01/2046	2,630	2,514
3.50%, 06/01/2047	203	192
3.50%, 09/01/2047	721	679
3.50%, 11/01/2047	2,021	1,896
3.50%, 12/01/2047	1,413	1,330
3.50%, 01/01/2048	1,695	1,593
3.50%, 04/01/2048	8,838	8,282
3.50%, 08/01/2048	4,966	4,648
3.50%, 08/01/2048	8,592	8,197
3.50%, 10/01/2048	1,710	1,607
3.50%, 07/01/2049	13,012	12,241

The accompanying notes are an integral part of these financial statements.

70

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
3.50%, 01/01/2050	$7,176	$6,814
3.50%, 03/01/2050	7,411	6,868
3.50%, 02/01/2051	3,895	3,652
3.50%, 10/01/2051	12,221	11,492
3.50%, 02/01/2052	6,930	6,455
3.50%, 03/01/2052	1,089	1,019
3.50%, 04/01/2052	189	175
3.50%, 04/01/2052	13,010	12,122
3.50%, 05/01/2052	1,299	1,204
3.50%, 05/01/2052	2,344	2,180
3.50%, 05/01/2052	4,449	4,139
3.50%, 06/01/2052	3,751	3,476
3.50%, 06/01/2052	8,091	7,535
3.50%, 06/01/2052	12,212	11,355
3.50%, 07/01/2052	7,255	6,724
3.50%, 09/01/2052	3,753	3,478
3.50%, 03/01/2060	5,108	4,686
3.50%, 03/01/2062	7,639	6,941
3.53%, 04/01/2033	12,230	11,629
3.54%, 06/01/2032	15,495	14,740
3.54%, 11/01/2032	10,031	9,519
3.55%, 02/01/2030	1,500	1,473
3.57%, 06/01/2028	8,041	7,980
3.66%, 03/01/2027	2,112	2,103
3.80%, 09/01/2032	9,609	9,297
3.81%, 12/01/2028	7,000	6,981
3.90%, 02/01/2033	12,350	11,965
4.00%, 06/01/2033	176	176
4.00%, 12/01/2033	17	17
4.00%, 05/01/2037	2,384	2,352
4.00%, 10/01/2037	468	460
4.00%, 07/01/2040	1,335	1,316
4.00%, 08/01/2040	42	41
4.00%, 09/01/2040	343	336
4.00%, 12/01/2040	69	67
4.00%, 12/01/2040	289	283
4.00%, 01/01/2041	66	64
4.00%, 01/01/2041	145	142
4.00%, 01/01/2041	265	259
4.00%, 01/01/2041	311	304
4.00%, 01/01/2041	344	338
4.00%, 01/01/2041	467	458
4.00%, 01/01/2041	477	467
4.00%, 02/01/2041	19	18
4.00%, 02/01/2041	541	530
4.00%, 03/01/2041	1,875	1,836
4.00%, 09/01/2041	58	57
4.00%, 10/01/2041	314	303
4.00%, 10/01/2041	338	331
4.00%, 12/01/2041	450	440
4.00%, 12/01/2041	533	521
4.00%, 01/01/2042	786	769
4.00%, 03/01/2042	21	20
4.00%, 07/01/2042	132	129
4.00%, 07/01/2042	151	147
4.00%, 07/01/2042	165	161
4.00%, 07/01/2042	196	191
4.00%, 08/01/2042	1,851	1,812

The accompanying notes are an integral part of these financial statements.

71

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
4.00%, 12/01/2042	$129	$126
4.00%, 04/01/2043	2,601	2,543
4.00%, 07/01/2043	290	283
4.00%, 11/01/2043	784	765
4.00%, 12/01/2043	38	37
4.00%, 12/01/2043	544	529
4.00%, 07/01/2044	712	693
4.00%, 09/01/2044	285	277
4.00%, 01/01/2045	1,886	1,826
4.00%, 07/01/2045	2,156	2,088
4.00%, 08/01/2045	17,115	16,701
4.00%, 10/01/2045	213	206
4.00%, 12/01/2045	283	274
4.00%, 12/01/2045	1,185	1,147
4.00%, 01/01/2046	705	682
4.00%, 08/01/2046	939	908
4.00%, 03/01/2047	2,034	1,969
4.00%, 03/01/2047	2,103	2,023
4.00%, 04/01/2047	4,588	4,445
4.00%, 06/01/2047	1,183	1,143
4.00%, 08/01/2047	2,209	2,138
4.00%, 11/01/2047	1,862	1,800
4.00%, 01/01/2048	1,983	1,903
4.00%, 01/01/2048	3,506	3,388
4.00%, 03/01/2048	808	780
4.00%, 03/01/2048	4,179	4,047
4.00%, 06/01/2048	4,402	4,253
4.00%, 09/01/2048	242	233
4.00%, 10/01/2048	200	193
4.00%, 03/01/2049	2,560	2,473
4.00%, 07/01/2049	362	346
4.00%, 07/01/2049	1,753	1,695
4.00%, 10/01/2049	2,288	2,224
4.00%, 01/01/2050	2,677	2,582
4.00%, 02/01/2050	10,533	10,122
4.00%, 05/01/2050	2,038	1,957
4.00%, 07/01/2050	1,911	1,833
4.00%, 01/01/2051	6,919	6,694
4.00%, 04/01/2052	4,746	4,519
4.00%, 04/01/2052	8,811	8,408
4.00%, 06/01/2052	9,948	9,491
4.00%, 06/01/2052	9,949	9,495
4.00%, 07/01/2052	9,428	8,998
4.00%, 07/01/2052	10,908	10,499
4.00%, 09/01/2052	26,275	25,033
4.00%, 10/01/2052	3,221	3,070
4.00%, 11/01/2052	16,205	15,460
4.00%, 12/01/2052	4,185	4,010
4.09%, 07/01/2030	11,800	11,782
4.19%, 04/01/2033	1,565	1,542
4.19%, 04/01/2033	8,000	7,880
4.23%, 10/01/2032	11,210	11,104
4.29%, 05/01/2035	13,068	12,790
4.32%, 03/01/2030	12,400	12,511
4.32%, 06/01/2033	4,991	4,960
4.34% (ECOFC + 1.25%, 2.12% Floor, 12.47% Cap), 09/01/2027 (2)(5)	0	0
4.37%, 03/01/2033	3,078	3,069
4.42%, 06/01/2032	7,000	7,018

The accompanying notes are an integral part of these financial statements.

72

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
4.45% (ECOFC + 1.25%, 3.53% Floor, 13.05% Cap), 03/01/2029 (2)(5)	$0	$0
4.47%, 12/01/2026 (4)	484	486
4.49%, 05/01/2035	15,075	15,034
4.50%, 08/01/2029	21	21
4.50%, 09/01/2029	23	23
4.50%, 10/01/2033	1,024	1,020
4.50%, 11/01/2033	3	3
4.50%, 09/01/2034	4	4
4.50%, 04/01/2039	1,939	1,953
4.50%, 11/01/2039	6	6
4.50%, 08/01/2040	945	952
4.50%, 08/01/2040	952	960
4.50%, 12/01/2040	396	399
4.50%, 12/01/2040	1,377	1,387
4.50%, 03/01/2041	355	357
4.50%, 04/01/2041	180	182
4.50%, 05/01/2041	230	232
4.50%, 05/01/2041	2,243	2,256
4.50%, 07/01/2041	89	89
4.50%, 08/01/2041	616	619
4.50%, 01/01/2042	759	763
4.50%, 11/01/2042	1,988	2,000
4.50%, 02/01/2046	2,372	2,387
4.50%, 08/01/2047	248	247
4.50%, 07/01/2048	1,348	1,339
4.50%, 07/01/2049	2,036	2,023
4.50%, 03/01/2050	6,888	6,773
4.50%, 06/01/2051	9,619	9,560
4.50%, 07/01/2052	3,565	3,495
4.50%, 08/01/2052	11,619	11,390
4.50%, 09/01/2052	5,445	5,376
4.50%, 09/01/2052	14,198	13,917
4.50%, 10/01/2052	7,406	7,284
4.50%, 11/01/2052	19,432	19,042
4.50%, 06/01/2062	6,422	6,269
4.52%, 10/01/2033	5,005	5,041
4.55%, 09/01/2033	11,453	11,561
4.59%, 04/01/2033	12,165	12,245
4.77%, 08/01/2026	524	526
4.97%, 12/01/2030	8,117	8,360
4.97%, 12/01/2032	6,241	6,420
4.98%, 11/01/2032	7,522	7,769
5.00%, 05/01/2028	2	2
5.00%, 04/01/2031	19	19
5.00%, 12/01/2032 (5)	0	0
5.00%, 06/01/2033	3	3
5.00%, 07/01/2033	4	4
5.00%, 07/01/2033	4	4
5.00%, 11/01/2033	1	1
5.00%, 11/01/2033	11	11
5.00%, 11/01/2033	837	846
5.00%, 04/01/2034	22	22
5.00%, 05/01/2034	11	11
5.00%, 12/01/2034	8	8
5.00%, 01/01/2035	6	6
5.00%, 02/01/2035	150	153
5.00%, 02/01/2035	766	778
5.00%, 06/01/2035	136	138

The accompanying notes are an integral part of these financial statements.

73

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
5.00%, 07/01/2035	$3	$3
5.00%, 07/01/2035	641	650
5.00%, 07/01/2035	757	769
5.00%, 09/01/2035	19	19
5.00%, 10/01/2035	69	71
5.00%, 11/01/2035	162	167
5.00%, 01/01/2036	13	14
5.00%, 02/01/2036	10	11
5.00%, 07/01/2037	180	183
5.00%, 01/01/2039	666	682
5.00%, 09/01/2039	39	40
5.00%, 04/01/2040	78	80
5.00%, 08/01/2040	72	74
5.00%, 05/01/2041	37	38
5.00%, 05/01/2042	624	641
5.00%, 09/01/2043	220	225
5.00%, 01/01/2048	327	333
5.00%, 05/01/2048	783	796
5.00%, 01/01/2049	2,872	2,920
5.00%, 06/01/2052	5,934	5,943
5.00%, 07/01/2052	382	382
5.00%, 08/01/2052	7,630	7,642
5.00%, 08/01/2052	8,455	8,491
5.00%, 09/01/2052	20,193	20,224
5.00%, 10/01/2052	22,680	22,750
5.00%, 02/01/2053	5,490	5,497
5.00%, 02/01/2053	6,191	6,200
5.00%, 03/01/2053	13,209	13,234
5.00%, 03/01/2053	17,024	17,043
5.00%, 04/01/2053	16,875	16,895
5.00%, 06/01/2053	14,706	14,706
5.00%, 09/01/2053	236	236
5.00%, 02/01/2054	903	901
5.00%, 10/01/2054	12,026	12,001
5.00%, 10/01/2055	6,652	6,717
5.00%, 10/01/2055	8,476	8,531
5.00%, 10/01/2055	9,039	9,110
5.43%, 10/01/2032	2,237	2,355
5.50%, 11/01/2032	21	21
5.50%, 02/01/2033 (5)	0	0
5.50%, 03/01/2033	19	19
5.50%, 04/01/2033	14	14
5.50%, 07/01/2033	3	3
5.50%, 09/01/2033	51	52
5.50%, 11/01/2033	1	1
5.50%, 12/01/2033	23	24
5.50%, 01/01/2034	3	3
5.50%, 03/01/2034	3	3
5.50%, 09/01/2034	5	5
5.50%, 10/01/2034	9	9
5.50%, 02/01/2035	17	18
5.50%, 12/01/2035	6	6
5.50%, 04/01/2036	19	20
5.50%, 05/01/2036	16	17
5.50%, 05/01/2036	25	26
5.50%, 11/01/2036	7	7
5.50%, 03/01/2037	131	136
5.50%, 04/01/2037	38	39

The accompanying notes are an integral part of these financial statements.

74

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
5.50%, 05/01/2037	$43	$45
5.50%, 01/01/2038	29	30
5.50%, 05/01/2038	8	9
5.50%, 06/01/2038	1	1
5.50%, 06/01/2038	38	40
5.50%, 06/01/2038	260	271
5.50%, 09/01/2038	229	239
5.50%, 06/01/2039	11	11
5.50%, 09/01/2039	16	17
5.50%, 12/01/2039	24	25
5.50%, 01/01/2040	188	196
5.50%, 11/01/2052	5,720	5,838
5.50%, 12/01/2052	11,807	12,033
5.50%, 02/01/2053	6,491	6,633
5.50%, 03/01/2053	35,969	36,612
5.50%, 04/01/2053	1,626	1,655
5.50%, 11/01/2053	9,920	10,085
5.50%, 05/01/2054	3,794	3,864
5.50%, 01/01/2055	9,465	9,628
5.50%, 01/01/2055	13,661	13,976
5.50%, 09/01/2055	5,400	5,532
5.67% (1 Year CMT Index + 2.05%, 2.05% Floor, 9.42% Cap), 07/01/2034 (2)(5)	0	0
5.74% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.18%, 1.18% Floor, 10.95% Cap), 11/01/2037 (2)	15	16
5.78% (1 Year CMT Index + 2.16%, 2.16% Floor, 10.72% Cap), 12/01/2037 (2)	7	7
5.82% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.34%, 1.34% Floor, 12.21% Cap), 07/01/2037 (2)	11	11
5.87% (1 Year CMT Index + 2.00%, 2.00% Floor, 8.37% Cap), 11/01/2034 (2)	1	1
5.92% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.44%, 1.44% Floor, 12.56% Cap), 01/01/2037 (2)	13	13
5.93% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.20%, 1.20% Floor, 10.19% Cap), 08/01/2034 (2)	10	10
5.93% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.43%, 1.43% Floor, 10.30% Cap), 11/01/2033 (2)	12	12
5.99% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.52%, 1.52% Floor, 10.89% Cap), 01/01/2035 (2)	35	36
5.99% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.41%, 1.41% Floor, 9.35% Cap), 09/01/2033 (2)	17	18
6.00%, 07/01/2026	1	1
6.00%, 07/01/2027	2	3
6.00%, 11/01/2027	2	2
6.00%, 12/01/2027	5	5
6.00%, 01/01/2028	8	8
6.00%, 10/01/2028	5	5
6.00%, 12/01/2028 (5)	0	0
6.00%, 01/01/2029 (5)	0	0
6.00%, 09/01/2029	3	3
6.00%, 12/01/2032	4	4
6.00%, 12/01/2032	35	36
6.00%, 03/01/2033 (5)	0	0
6.00%, 03/01/2033 (5)	0	0
6.00%, 03/01/2033	1	1
6.00%, 03/01/2033	1	1
6.00%, 05/01/2033	5	5
6.00%, 08/01/2033	2	2
6.00%, 09/01/2033	3	4
6.00%, 09/01/2033	5	5
6.00%, 11/01/2034	1	1
6.00%, 04/01/2035	26	27
6.00%, 02/01/2036	1	1
6.00%, 09/01/2036	90	94
6.00%, 11/01/2036	12	13
6.00%, 03/01/2037	20	20
6.00%, 09/01/2037	28	30
6.00%, 04/01/2038	8	8

The accompanying notes are an integral part of these financial statements.

75

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
6.00%, 05/01/2038	$71	$75
6.00%, 11/01/2038	24	25
6.00%, 12/01/2039	367	388
6.00%, 10/01/2040	457	483
6.00%, 07/01/2041	1,216	1,287
6.00%, 11/01/2048	19	19
6.00%, 02/01/2053	5,223	5,374
6.00%, 07/01/2053	4,633	4,854
6.00%, 07/01/2053	9,696	10,102
6.00%, 09/01/2053	8,998	9,258
6.00%, 10/01/2053	4,358	4,531
6.00%, 11/01/2053	4,159	4,278
6.00%, 11/01/2053	9,487	9,789
6.00%, 07/01/2054	2,636	2,744
6.00%, 07/01/2054	9,158	9,515
6.00%, 10/01/2054	11,712	12,189
6.00%, 02/01/2055	9,939	10,342
6.00%, 04/01/2055	11,589	12,041
6.00%, 04/01/2055	13,776	14,351
6.00%, 06/01/2055	11,334	11,736
6.00%, 07/01/2055	10,639	11,107
6.00%, 11/01/2055	8,743	9,166
6.00%, 12/01/2055	9,221	9,626
6.00%, 12/01/2055	10,954	11,422
6.01% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.64%, 1.64% Floor, 11.01% Cap), 12/01/2036 (2)	10	10
6.04% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.29%, 1.29% Floor, 9.96% Cap), 05/01/2035 (2)	4	4
6.05% (12 Month U.S. Treasury Average + 2.00%, 2.00% Floor, 8.51% Cap), 01/01/2036 (2)	26	26
6.07% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.57%, 1.57% Floor, 11.32% Cap), 10/01/2036 (2)	4	4
6.09% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.44%, 1.44% Floor, 12.99% Cap), 02/01/2037 (2)	12	12
6.12% (1 Year CMT Index + 2.12%, 2.12% Floor, 10.24% Cap), 08/01/2036 (2)	2	2
6.21% (1 Year CMT Index + 2.13%, 2.13% Floor, 10.39% Cap), 11/01/2037 (2)	7	7
6.21% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.49%, 1.49% Floor, 9.86% Cap), 10/01/2034 (2)	3	3
6.23% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.60%, 1.60% Floor, 10.24% Cap), 09/01/2036 (2)	12	12
6.23% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.61%, 1.61% Floor, 9.95% Cap), 08/01/2034 (2)	5	5
6.24% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.74%, 1.74% Floor, 9.99% Cap), 11/01/2034 (2)	1	1
6.25% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.54%, 1.54% Floor, 11.11% Cap), 02/01/2035 (2)	1	1
6.30% (1 Year CMT Index + 2.30%, 2.30% Floor, 9.24% Cap), 06/01/2034 (2)	11	11
6.32% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.57%, 1.57% Floor, 11.27% Cap), 09/01/2036 (2)	4	5
6.32% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.95%, 1.95% Floor, 12.32% Cap), 11/01/2036 (2)(5)	0	0
6.32% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.63% Cap), 01/01/2036 (2)	7	7
6.34% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.59%, 1.59% Floor, 10.62% Cap), 08/01/2036 (2)	20	21
6.35% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.61%, 1.61% Floor, 9.19% Cap), 01/01/2034 (2)	1	1
6.37% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.61%, 1.61% Floor, 9.26% Cap), 08/01/2033 (2)	9	9
6.39% (1 Year CMT Index + 2.28%, 2.27% Floor, 9.72% Cap), 04/01/2035 (2)	8	9
6.40% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.65%, 1.65% Floor, 10.98% Cap), 09/01/2034 (2)	1	1
6.41% (1 Year CMT Index + 2.32%, 2.32% Floor, 11.09% Cap), 09/01/2037 (2)	5	5
6.42% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.80%, 1.80% Floor, 11.12% Cap), 06/01/2036 (2)	10	10
6.45% (1 Year CMT Index + 2.38%, 2.38% Floor, 10.25% Cap), 10/01/2034 (2)	6	7
6.46% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.71%, 1.71% Floor, 11.33% Cap), 09/01/2035 (2)	1	1
6.48% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.73%, 1.73% Floor, 11.22% Cap), 09/01/2036 (2)	16	16
6.50%, 08/01/2026	1	1
6.50%, 03/01/2029	2	2
6.50%, 11/01/2029	55	57
6.50%, 08/01/2031	4	4
6.50%, 02/01/2032	9	9
6.50%, 01/01/2036	45	47
6.50%, 07/01/2036	2	2
6.50%, 08/01/2036	37	39

The accompanying notes are an integral part of these financial statements.

76

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
6.50%, 10/01/2036	$11	$12
6.50%, 01/01/2037	19	19
6.50%, 08/01/2037	9	10
6.50%, 08/01/2037	16	17
6.50%, 10/01/2037	20	21
6.50%, 10/01/2038	24	26
6.50%, 10/01/2038	95	101
6.50%, 03/01/2055	1,323	1,402
6.50%, 04/01/2055	1,743	1,830
6.50%, 11/01/2055	8,411	8,898
6.51% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.76%, 1.76% Floor, 11.26% Cap), 09/01/2037 (2)	2	2
6.52% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.77%, 1.77% Floor, 11.40% Cap), 07/01/2036 (2)	8	9
6.52% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.72%, 1.72% Floor, 10.64% Cap), 01/01/2037 (2)	7	7
6.56% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.87%, 1.87% Floor, 10.76% Cap), 07/01/2037 (2)	7	7
6.57% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.82%, 1.82% Floor, 11.20% Cap), 09/01/2036 (2)	10	11
6.58% (1 Year CMT Index + 2.47%, 2.47% Floor, 10.41% Cap), 10/01/2035 (2)	18	18
6.59% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.60%, 1.60% Floor, 10.85% Cap), 05/01/2035 (2)	2	3
6.59% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.81%, 1.81% Floor, 11.48% Cap), 07/01/2037 (2)	16	17
6.61% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.61%, 1.61% Floor, 9.73% Cap), 03/01/2035 (2)	5	5
6.61% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.86%, 1.86% Floor, 10.64% Cap), 06/01/2036 (2)	4	4
6.62% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.62%, 1.62% Floor, 10.84% Cap), 04/01/2037 (2)	6	6
6.63% (6 Month FTSE USD IBOR Consumer Cash Fallback + 2.03%, 2.03% Floor, 10.90% Cap), 02/01/2037 (2)	7	7
6.64% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.81%, 1.81% Floor, 9.15% Cap), 09/01/2033 (2)	3	3
6.66% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.91%, 1.91% Floor, 12.16% Cap), 09/01/2037 (2)	3	4
6.67% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.67%, 1.67% Floor, 10.42% Cap), 01/01/2035 (2)	1	1
6.79% (1 Year FTSE USD IBOR Consumer Cash Fallback + 2.08%, 2.08% Floor, 10.90% Cap), 10/01/2036 (2)	24	25
6.81% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.81%, 1.81% Floor, 11.06% Cap), 05/01/2036 (2)	1	1
6.83% (1 Year FTSE USD IBOR Consumer Cash Fallback + 2.08%, 2.08% Floor, 10.45% Cap), 10/01/2036 (2)	5	5
6.88% (6 Month FTSE USD IBOR Consumer Cash Fallback + 2.50%, 2.50% Floor, 10.63% Cap), 02/01/2036 (2)	3	3
7.00%, 09/01/2027 (5)	0	0
7.00%, 02/01/2033 (5)	0	0
7.00%, 06/01/2033	18	19
7.00%, 02/01/2036	6	6
7.00%, 03/01/2036	1	1
7.00%, 03/01/2037	3	3
7.00%, 04/01/2037	2	2
7.00%, 09/01/2037	18	19
7.00%, 09/01/2038	27	29
7.00%, 10/01/2038	22	23
7.00%, 11/01/2038	22	24
7.00%, 12/01/2038	67	72
7.00%, 01/01/2039	79	84
7.02% (6 Month FTSE USD IBOR Consumer Cash Fallback + 2.50%, 2.50% Floor, 11.17% Cap), 03/01/2036 (2)	62	64
7.08% (1 Year FTSE USD IBOR Consumer Cash Fallback + 2.37%, 2.37% Floor, 11.22% Cap), 08/01/2037 (2)	28	30
7.50%, 01/01/2035	7	7
7.50%, 03/01/2035	11	11
7.50%, 05/01/2037	6	6
7.50%, 10/01/2037	42	45
7.50%, 11/01/2037	13	14
7.50%, 11/01/2038	13	14
7.50%, 04/01/2039	56	60
8.00%, 03/01/2027 (5)	0	0
8.00%, 06/01/2027	1	1
8.00%, 11/01/2028	3	3
8.00%, 11/01/2037	8	8
8.00%, 01/01/2038	1	1
Fannie Mae REMIC Trust 2003-W1
4.70%, 12/25/2042, Series 2003-W1, Class 1A1 (4)	44	44
5.06%, 12/25/2042, Series 2003-W1, Class 2A (4)	13	13

The accompanying notes are an integral part of these financial statements.

77

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
Fannie Mae REMIC Trust 2003-W4
5.06%, 10/25/2042, Series 2003-W4, Class 2A (4)	$6	$6
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034, Series 2004-W10, Class A6	150	155
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044, Series 2004-W11, Class 1A1	37	38
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044, Series 2005-W1, Class 1A2	63	66
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046, Series 2006-W3, Class 2A	29	30
Fannie Mae REMIC Trust 2007-W1
6.14%, 08/25/2047, Series 2007-W10, Class 2A (4)	3	3
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037, Series 2007-W3, Class 1A3	11	11
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037, Series 2007-W5, Class PO	9	7
Fannie Mae REMIC Trust 2007-W7
15.25% (1 Month SOFR USD + 39.18%, 39.18% Cap), 07/25/2037, Series 2007-W7, Class 1A4 (2)(9)	6	8
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049, Series 2009-W1, Class A	87	90
Fannie Mae REMICS
0.00%, 01/25/2032, Series 2001-81, Class LO (5)	0	0
0.00%, 04/25/2032, Series 2002-21, Class LO (5)	0	0
0.00%, 12/25/2032, Series 2004-59, Class BG	3	2
0.00%, 05/25/2033, Series 2003-35, Class EA	2	2
0.00%, 08/25/2033, Series 2003-132, Class OA (5)	0	0
0.00%, 12/25/2033, Series 2006-44, Class P	27	24
0.00%, 03/25/2034, Series 2004-46, Class EP	1	1
0.00%, 10/25/2035, Series 2010-39, Class OT	6	5
0.00%, 03/25/2036, Series 2006-16, Class OA	4	4
0.00%, 03/25/2036, Series 2006-8, Class WQ	56	47
0.00%, 04/25/2036, Series 2006-23, Class KO	4	3
0.00%, 04/25/2036, Series 2006-27, Class OH	6	6
0.00%, 04/25/2036, Series 2006-22, Class AO	16	14
0.00%, 06/25/2036, Series 2006-43, Class PO	5	4
0.00%, 06/25/2036, Series 2006-44, Class GO	10	8
0.00%, 06/25/2036, Series 2006-43, Class DO	15	13
0.00%, 06/25/2036, Series 2006-50, Class JO	32	28
0.00%, 06/25/2036, Series 2006-50, Class PS	40	36
0.00%, 07/25/2036, Series 2006-58, Class AP	3	3
0.00%, 07/25/2036, Series 2006-58, Class PO	6	5
0.00%, 07/25/2036, Series 2006-65, Class QO	11	9
0.00%, 08/25/2036, Series 2006-72, Class TO	3	3
0.00%, 08/25/2036, Series 2006-79, Class DO	7	6
0.00%, 08/25/2036, Series 2006-79, Class OP	12	10
0.00%, 08/25/2036, Series 2006-72, Class GO	17	15
0.00%, 09/25/2036, Series 2008-42, Class AO	5	4
0.00%, 09/25/2036, Series 2006-90, Class AO	6	5
0.00%, 09/25/2036, Series 2006-86, Class OB	12	10
0.00%, 11/25/2036, Series 2006-109, Class PO	4	3
0.00%, 11/25/2036, Series 2006-111, Class EO	9	7
0.00%, 11/25/2036, Series 2006-110, Class PO	16	14
0.00%, 12/25/2036, Series 2006-119, Class PO	5	5
0.00%, 12/25/2036, Series 2006-115, Class OK	9	7
0.00%, 01/25/2037, Series 2006-128, Class PO	11	10
0.00%, 01/25/2037, Series 2009-70, Class CO	32	27
0.00%, 03/25/2037, Series 2007-14, Class OP	8	7
0.00%, 04/25/2037, Series 2007-28, Class EO	25	22

The accompanying notes are an integral part of these financial statements.

78

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
0.00%, 05/25/2037, Series 2007-42, Class AO	$1	$1
0.00%, 07/25/2037, Series 2007-67, Class PO	19	17
0.00%, 10/25/2037, Series 2009-86, Class OT	163	140
0.00%, 05/25/2038, Series 2008-44, Class PO	1	1
0.00%, 01/25/2040, Series 2009-113, Class AO	14	11
0.00%, 06/25/2040, Series 2010-63, Class AP	22	19
0.00%, 09/25/2043, Series 2013-92, Class PO	397	310
0.00%, 10/25/2043, Series 2013-101, Class DO	322	243
0.00%, 12/25/2043, Series 2013-128, Class PO	706	539
0.45% (30-day Average SOFR + 4.33%, 4.44% Cap), 11/25/2040, Series 2010-125, Class SA (2)(9)	123	5
0.50%, 09/25/2054, Series 2025-31, Class MA	12,403	10,499
0.50%, 09/25/2054, Series 2025-18, Class MA	19,321	16,502
1.25%, 06/25/2050, Series 2020-46, Class KB	16,015	12,542
1.37%, 01/25/2038, Series 2007-116, Class HI (4)	105	6
1.60% (30-day Average SOFR + 7.99%, 1.60% Cap), 03/25/2032, Series 2002-13, Class SJ (2)(5)(9)	7	0
1.79% (30-day Average SOFR + 5.67%, 5.78% Cap), 06/25/2037, Series 2007-92, Class YS (2)(9)	13	1
1.83%, 06/25/2038, Series 2008-46, Class HI (4)	22	1
1.84%, 04/25/2041, Series 2011-30, Class LS (4)	145	11
1.86% (30-day Average SOFR + 5.74%, 5.85% Cap), 09/25/2038, Series 2008-81, Class SB (2)(9)	54	4
1.86% (30-day Average SOFR + 5.74%, 5.85% Cap), 09/25/2038, Series 2008-80, Class SA (2)(9)	52	4
1.91% (30-day Average SOFR + 5.79%, 5.90% Cap), 10/25/2039, Series 2009-84, Class WS (2)(9)	16	1
1.92% (30-day Average SOFR + 5.80%, 5.91% Cap), 02/25/2038, Series 2008-1, Class BI (2)(9)	54	4
1.95% (30-day Average SOFR + 7.31%, 7.47% Cap), 08/25/2033, Series 2003-71, Class DS (2)(9)	32	30
2.00%, 06/25/2041, Series 2021-31, Class AB	2,417	2,228
2.00%, 12/25/2043, Series 2020-35, Class MA	1,111	1,062
2.00%, 06/25/2046, Series 2020-51, Class BA	3,279	2,963
2.01% (30-day Average SOFR + 5.89%, 6.00% Cap), 02/25/2038, Series 2008-4, Class SD (2)(9)	153	15
2.06% (30-day Average SOFR + 5.94%, 6.05% Cap), 04/25/2050, Series 2020-24, Class SP (2)(9)	3,769	504
2.08% (30-day Average SOFR + 5.95%, 5.95% Cap), 08/25/2052, Series 2022-51, Class PS (2)(9)	8,437	817
2.09% (30-day Average SOFR + 5.97%, 6.08% Cap), 03/25/2037, Series 2007-22, Class SC (2)(5)(9)	0	0
2.11% (30-day Average SOFR + 5.99%, 6.10% Cap), 04/25/2037, Series 2007-35, Class SI (2)(9)	25	1
2.11% (30-day Average SOFR + 5.99%, 6.10% Cap), 06/25/2037, Series 2007-54, Class WI (2)(9)	12	1
2.11% (30-day Average SOFR + 5.99%, 6.10% Cap), 06/25/2037, Series 2007-53, Class SH (2)(9)	52	4
2.11% (30-day Average SOFR + 5.99%, 6.10% Cap), 11/25/2049, Series 2010-103, Class SB (2)(9)	36	3
2.19% (30-day Average SOFR + 6.07%, 6.18% Cap), 12/25/2039, Series 2009-99, Class SC (2)(9)	20	1
2.21% (30-day Average SOFR + 6.09%, 6.20% Cap), 03/25/2038, Series 2008-16, Class IS (2)(9)	20	2
2.24% (30-day Average SOFR + 6.12%, 6.23% Cap), 03/25/2038, Series 2008-10, Class XI (2)(9)	23	2
2.26% (30-day Average SOFR + 6.14%, 6.25% Cap), 01/25/2040, Series 2009-112, Class ST (2)(9)	43	5
2.37% (30-day Average SOFR + 6.25%, 6.36% Cap), 12/25/2037, Series 2007-108, Class SA (2)(5)(9)	3	0
2.41% (30-day Average SOFR + 6.29%, 6.40% Cap), 07/25/2037, Series 2007-72, Class EK (2)(9)	135	15
2.41% (30-day Average SOFR + 6.29%, 6.40% Cap), 12/25/2037, Series 2007-109, Class AI (2)(9)	58	5
2.41% (30-day Average SOFR + 6.29%, 6.40% Cap), 05/25/2040, Series 2010-42, Class S (2)(9)	17	2
2.43% (30-day Average SOFR + 6.31%, 6.42% Cap), 04/25/2040, Series 2010-35, Class SB (2)(9)	27	2
2.45% (30-day Average SOFR + 6.33%, 6.44% Cap), 03/25/2037, Series 2007-14, Class ES (2)(9)	69	7
2.46% (30-day Average SOFR + 6.34%, 6.45% Cap), 10/25/2037, Series 2007-100, Class SM (2)(9)	45	5
2.46% (30-day Average SOFR + 6.34%, 6.45% Cap), 12/25/2037, Series 2007-112, Class SA (2)(9)	68	9
2.47% (30-day Average SOFR + 6.35%, 6.46% Cap), 10/25/2037, Series 2007-91, Class ES (2)(9)	71	8
2.50%, 11/25/2042, Series 2012-128, Class MP	789	730
2.51% (30-day Average SOFR + 6.39%, 6.50% Cap), 08/25/2036, Series 2007-7, Class SG (2)(9)	93	10
2.53% (30-day Average SOFR + 6.41%, 6.52% Cap), 07/25/2036, Series 2006-58, Class IG (2)(9)	11	1
2.54% (30-day Average SOFR + 6.42%, 6.53% Cap), 01/25/2041, Series 2010-147, Class SA (2)(9)	227	25
2.55% (30-day Average SOFR + 6.43%, 6.54% Cap), 09/25/2037, Series 2007-88, Class VI (2)(9)	64	5
2.56% (30-day Average SOFR + 6.44%, 6.55% Cap), 02/25/2039, Series 2009-6, Class GS (2)(9)	32	3
2.59% (30-day Average SOFR + 6.47%, 6.58% Cap), 06/25/2036, Series 2006-53, Class US (2)(9)	39	3
2.63% (30-day Average SOFR + 6.51%, 6.62% Cap), 07/25/2037, Series 2007-65, Class KI (2)(9)	45	4
2.66% (30-day Average SOFR + 6.54%, 6.65% Cap), 12/25/2036, Series 2006-117, Class GS (2)(9)	44	4
2.66% (30-day Average SOFR + 6.54%, 6.65% Cap), 03/25/2039, Series 2009-17, Class QS (2)(9)	12	1
2.71% (30-day Average SOFR + 6.59%, 6.70% Cap), 03/25/2036, Series 2006-8, Class WN (2)(9)	205	19

The accompanying notes are an integral part of these financial statements.

79

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
2.72% (30-day Average SOFR + 6.60%, 6.71% Cap), 07/25/2035, Series 2005-56, Class S (2)(9)	$19	$1
2.86% (30-day Average SOFR + 6.74%, 6.85% Cap), 04/25/2038, Series 2008-32, Class SA (2)(9)	12	1
2.91% (30-day Average SOFR + 6.79%, 6.90% Cap), 04/25/2038, Series 2008-27, Class SN (2)(9)	25	3
2.99% (30-day Average SOFR + 9.96%, 10.17% Cap), 08/25/2033, Series 2003-74, Class SH (2)(9)	5	4
3.00%, 12/25/2028, Series 2013-118, Class YL	491	486
3.00%, 10/25/2033, Series 2013-100, Class WB	460	447
3.00%, 02/25/2043, Series 2013-81, Class TA	157	156
3.00%, 01/25/2046, Series 2016-38, Class NA	723	683
3.00% (30-day Average SOFR + 6.88%, 6.99% Cap), 03/25/2038, Series 2008-20, Class SA (2)(9)	21	2
3.16% (30-day Average SOFR + 7.04%, 7.15% Cap), 07/25/2037, Series 2007-60, Class AX (2)(9)	196	26
3.21% (30-day Average SOFR + 7.09%, 7.20% Cap), 07/25/2038, Series 2008-53, Class CI (2)(9)	12	1
3.40% (30-day Average SOFR + 13.46%, 13.75% Cap), 07/25/2033, Series 2003-64, Class SX (2)(9)	6	6
3.50%, 04/25/2031, Series 2011-31, Class DB	182	180
3.50%, 09/25/2033, Series 2013-90, Class DL	989	970
3.50%, 03/25/2042, Series 2013-136, Class QB	466	445
3.50%, 02/25/2043, Series 2013-4, Class AJ	92	88
3.50%, 01/25/2051, Series 2020-101, Class AI	14,445	2,734
3.50%, 11/25/2057, Series 2019-7, Class CA	2,332	2,272
3.61% (30-day Average SOFR + 7.49%, 7.60% Cap), 07/25/2028, Series 2008-55, Class S (2)(5)(9)	16	0
3.61% (30-day Average SOFR + 7.49%, 7.60% Cap), 11/25/2033, Series 2003-116, Class SB (2)(9)	26	2
4.00%, 04/25/2033, Series 2003-22, Class UD	59	58
4.00%, 05/25/2033, Series 2003-42, Class GB	4	4
4.24% (30-day Average SOFR + 0.36%, 0.25% Floor, 7.00% Cap), 04/25/2036, Series 2006-23, Class FK (2)	36	35
4.24% (30-day Average SOFR + 0.36%, 0.25% Floor, 6.50% Cap), 02/25/2037, Series 2007-10, Class FD (2)	11	11
4.25% (30-day Average SOFR + 0.17%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A1 (2)	20	20
4.25% (30-day Average SOFR + 0.17%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A2 (2)	84	82
4.28% (30-day Average SOFR + 0.40%, 0.29% Floor, 7.50% Cap), 07/25/2036, Series 2006-56, Class FC (2)	79	78
4.29% (30-day Average SOFR + 0.41%, 0.30% Floor, 6.75% Cap), 05/25/2037, Series 2007-43, Class FL (2)	16	15
4.34% (30-day Average SOFR + 0.46%, 0.35% Floor, 6.75% Cap), 04/25/2035, Series 2005-25, Class PF (2)	30	30
4.34% (30-day Average SOFR + 0.46%, 0.35% Floor, 7.50% Cap), 08/25/2036, Series 2006-79, Class DF (2)	30	30
4.36% (30-day Average SOFR + 0.48%, 0.37% Floor, 7.50% Cap), 07/25/2037, Series 2007-64, Class FB (2)	20	20
4.37% (30-day Average SOFR + 17.29%, 17.67% Cap), 04/25/2040, Series 2010-35, Class SJ (2)(9)	36	36
4.39% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.50% Cap), 03/25/2034, Series 2004-28, Class PF (2)	1	1
4.39% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.50% Cap), 05/25/2034, Series 2004-36, Class FA (2)	52	51
4.39% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 06/25/2036, Series 2006-46, Class FW (2)	10	10
4.39% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 06/25/2037, Series 2007-54, Class FA (2)	78	77
4.44% (30-day Average SOFR + 0.56%, 6.50% Cap), 06/25/2037, Series 2007-98, Class FB (2)	8	7
4.44% (30-day Average SOFR + 0.56%, 0.45% Floor, 6.50% Cap), 09/25/2042, Series 2012-99, Class FA (2)	107	106
4.45% (30-day Average SOFR + 0.57%, 0.46% Floor, 7.00% Cap), 07/25/2036, Series 2006-58, Class FL (2)	10	10
4.49% (30-day Average SOFR + 0.61%, 0.50% Floor, 7.00% Cap), 03/25/2037, Series 2007-77, Class FG (2)	19	19
4.49% (30-day Average SOFR + 0.61%, 0.50% Floor, 7.00% Cap), 07/25/2037, Series 2007-97, Class FC (2)	12	12
4.49% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 07/25/2041, Series 2011-149, Class EF (2)	8	8
4.49% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 11/25/2041, Series 2011-149, Class MF (2)	39	39
4.49% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-101, Class FC (2)	52	51
4.49% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-97, Class FB (2)	350	347
4.49% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 10/25/2042, Series 2012-108, Class F (2)	133	132
4.50%, 10/25/2036, Series 2009-19, Class PW	50	50
4.50%, 02/25/2039, Series 2009-4, Class BD (5)	0	0
4.50%, 04/25/2042, Series 2014-11, Class VB	1,391	1,404
4.54% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 08/25/2041, Series 2011-75, Class FA (2)	17	17
4.59% (30-day Average SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 04/25/2040, Series 2010-40, Class FJ (2)	2	2
4.59% (30-day Average SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 05/25/2040, Series 2010-43, Class FD (2)	19	18
4.68% (30-day Average SOFR + 12.43%, 12.66% Cap), 03/25/2040, Series 2010-49, Class SC (2)(9)	65	65
4.74% (30-day Average SOFR + 0.86%, 0.75% Floor, 8.00% Cap), 01/25/2034, Series 2004-87, Class F (2)	35	35
4.74% (30-day Average SOFR + 0.86%, 6.50% Cap), 03/25/2037, Series 2007-16, Class FC (2)	13	13
4.79% (30-day Average SOFR + 0.91%, 0.80% Floor, 8.00% Cap), 11/25/2032, Series 2004-61, Class FH (2)	61	61
4.89% (30-day Average SOFR + 1.01%, 0.90% Floor, 6.75% Cap), 03/25/2038, Series 2008-18, Class FA (2)	12	12
4.90% (30-day Average SOFR + 0.36%, 0.25% Floor), 06/27/2036, Series 2007-101, Class A2 (2)	150	152

The accompanying notes are an integral part of these financial statements.

80

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
5.00%, 11/25/2032, Series 2002-71, Class AP	$1	$1
5.00%, 03/25/2033, Series 2003-14, Class TI (5)	1	0
5.00%, 03/25/2037, Series 2009-63, Class P	1	1
5.00%, 07/25/2038, Series 2008-56, Class AC	12	12
5.00%, 07/25/2038, Series 2008-60, Class JC	16	17
5.00%, 07/25/2039, Series 2009-52, Class PI	24	3
5.00%, 08/25/2039, Series 2009-59, Class HB	97	100
5.00%, 09/25/2039, Series 2009-65, Class MT	8	8
5.00%, 06/25/2040, Series 2010-64, Class DM	85	86
5.00%, 07/25/2040, Series 2010-80, Class AZ	2,097	2,146
5.00%, 09/25/2040, Series 2010-102, Class PN	63	64
5.00%, 10/25/2054, Series 2025-40, Class P	6,554	6,605
5.47% (30-day Average SOFR + 1.60%, 1.60% Floor, 6.00% Cap), 02/25/2055, Series 2025-6, Class FC (2)	2,405	2,420
5.50%, 12/25/2032, Series 2002-78, Class Z	31	32
5.50%, 08/25/2033, Series 2003-72, Class IE	70	8
5.50%, 08/25/2033, Series 2003-73, Class HC	26	28
5.50%, 10/25/2033, Series 2003-105, Class AZ	196	204
5.50%, 04/25/2034, Series 2004-17, Class H	66	68
5.50%, 07/25/2034, Series 2004-50, Class VZ	124	129
5.50%, 08/25/2035, Series 2005-68, Class PG	20	20
5.50%, 08/25/2035, Series 2005-73, Class ZB	224	232
5.50%, 12/25/2035, Series 2005-110, Class GL	150	156
5.50%, 03/25/2036, Series 2006-16, Class HZ	15	15
5.50%, 03/25/2036, Series 2006-12, Class BZ	58	61
5.50%, 03/25/2036, Series 2006-8, Class JZ	72	74
5.50%, 01/25/2037, Series 2006-128, Class BP	2	2
5.50%, 07/25/2037, Series 2007-70, Class Z	48	50
5.50%, 08/25/2037, Series 2007-76, Class AZ	6	6
5.50%, 07/25/2038, Series 2011-47, Class ZA	58	59
5.50%, 10/25/2039, Series 2009-86, Class IP	62	10
5.50%, 06/25/2040, Series 2010-58, Class MB	203	208
5.50%, 07/25/2040, Series 2010-71, Class HJ	86	89
5.50%, 10/25/2040, Series 2010-111, Class AM	313	326
5.51%, 07/25/2051, Series 2011-58, Class WA (4)	18	17
5.53% (30-day Average SOFR + 16.19%, 16.50% Cap), 05/25/2034, Series 2004-46, Class SK (2)(9)	2	2
5.54% (30-day Average SOFR + 11.35%, 11.52% Cap), 01/25/2034, Series 2003-130, Class SX (2)(5)(9)	0	0
5.56% (30-day Average SOFR + 24.93%, 25.50% Cap), 06/25/2035, Series 2005-59, Class SU (2)(9)	9	11
5.75%, 06/25/2033, Series 2003-47, Class PE	17	18
5.75%, 07/25/2035, Series 2005-66, Class ZH	622	649
5.75%, 10/25/2035, Series 2005-84, Class XM	13	13
5.80%, 02/25/2051, Series 2011-2, Class WA (4)	22	23
5.85% (30-day Average SOFR + 12.31%, 12.50% Cap), 09/25/2033, Series 2003-91, Class SD (2)(9)	4	4
5.97%, 09/25/2039, Series 2009-69, Class WA (4)	26	27
6.00%, 07/18/2028, Series 1998-36, Class ZB	1	1
6.00%, 07/25/2031, Series 2001-33, Class ID	7	1
6.00%, 11/25/2031, Series 2001-60, Class PX	12	13
6.00%, 04/25/2032, Series 2002-15, Class ZA	32	34
6.00%, 11/25/2032, Series 2011-39, Class ZA	104	108
6.00%, 05/25/2033, Series 2003-39, Class IO (4)(5)	2	0
6.00%, 05/25/2033, Series 2003-34, Class AX	9	10
6.00%, 05/25/2033, Series 2003-34, Class GE	26	27
6.00%, 05/25/2033, Series 2003-34, Class ED	41	42
6.00%, 12/25/2035, Series 2005-109, Class PC	2	2
6.00%, 07/25/2036, Series 2006-71, Class ZL	126	133
6.00%, 03/25/2037, Series 2007-18, Class MZ	103	109
6.00%, 05/25/2037, Series 2007-42, Class B	43	45
6.00%, 08/25/2037, Series 2007-78, Class CB	5	6
6.00%, 08/25/2037, Series 2007-78, Class PE	10	11

The accompanying notes are an integral part of these financial statements.

81

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
6.00%, 08/25/2037, Series 2007-76, Class ZG	$12	$12
6.00%, 08/25/2037, Series 2007-81, Class GE	21	23
6.00%, 08/25/2039, Series 2009-60, Class HT	123	130
6.02% (30-day Average SOFR + 13.77%, 14.00% Cap), 03/25/2038, Series 2008-18, Class SP (2)(9)	9	9
6.06%, 10/25/2037, Series 2007-106, Class A7 (4)	16	16
6.10%, 03/25/2040, Series 2010-16, Class WB (4)	60	61
6.18% (30-day Average SOFR + 15.86%, 16.15% Cap), 09/25/2037, Series 2007-85, Class SL (2)(9)	3	3
6.26% (30-day Average SOFR + 14.01%, 14.24% Cap), 07/25/2034, Series 2004-51, Class SY (2)(9)	4	4
6.28%, 02/25/2040, Series 2010-1, Class WA (4)	12	12
6.32%, 12/25/2039, Series 2009-99, Class WA (4)	59	61
6.35%, 04/25/2029, Series 1999-17, Class C	1	1
6.44%, 03/25/2040, Series 2010-16, Class WA (4)	40	41
6.50%, 04/25/2027, Series 1997-32, Class PG (5)	0	0
6.50%, 07/18/2027, Series 1997-42, Class ZC (5)	0	0
6.50%, 09/25/2031, Series 2001-49, Class Z	2	2
6.50%, 10/25/2031, Series 2001-52, Class KB	2	2
6.50%, 04/25/2032, Series 2002-21, Class PE	6	6
6.50%, 05/25/2032, Series 2002-28, Class PK	11	12
6.50%, 06/25/2032, Series 2002-37, Class Z	5	6
6.50%, 07/25/2032, Series 2006-130, Class GI	13	1
6.50%, 08/25/2032, Series 2002-48, Class GH	13	14
6.50%, 02/25/2033, Series 2003-9, Class NZ	6	7
6.50%, 05/25/2033, Series 2003-33, Class IA	22	3
6.50%, 07/25/2036, Series 2006-63, Class ZH	55	59
6.50%, 07/25/2036, Series 2011-19, Class ZY	73	79
6.50%, 08/25/2036, Series 2006-78, Class BZ	8	9
6.50%, 08/25/2036, Series 2006-77, Class PC	17	18
6.50%, 09/25/2036, Series 2006-85, Class MZ	3	3
6.50%, 06/25/2037, Series 2007-92, Class YA	8	8
6.50%, 12/25/2037, Series 2007-112, Class MJ	50	53
6.50%, 06/25/2042, Series 2002-90, Class A1	25	26
6.53% (30-day Average SOFR + 16.21%, 16.50% Cap), 07/25/2037, Series 2007-62, Class SE (2)(9)	10	11
6.55%, 12/25/2039, Series 2009-103, Class MB (4)	52	53
6.73% (30-day Average SOFR + 16.41%, 16.70% Cap), 08/25/2035, Series 2005-73, Class PS (2)(9)	7	7
6.90% (30-day Average SOFR + 16.59%, 16.88% Cap), 08/25/2035, Series 2005-72, Class SB (2)(9)	4	4
6.90% (30-day Average SOFR + 16.59%, 16.88% Cap), 10/25/2035, Series 2005-90, Class ES (2)(9)	7	7
7.00%, 11/25/2026, Series 1996-48, Class Z (5)	0	0
7.00%, 12/18/2027, Series 1997-81, Class PI (5)	1	0
7.00%, 03/25/2031, Series 2001-7, Class PF (5)	0	0
7.00%, 07/25/2031, Series 2001-30, Class PM	3	4
7.00%, 08/25/2031, Series 2001-36, Class DE	8	8
7.00%, 09/25/2031, Series 2001-44, Class PD	1	1
7.00%, 09/25/2031, Series 2001-44, Class PU	2	2
7.00%, 09/25/2031, Series 2001-44, Class MY	9	10
7.00%, 11/25/2031, Series 2001-61, Class Z	14	14
7.00%, 05/25/2033, Series 2007-97, Class KI	44	3
7.00%, 07/25/2039, Series 2009-47, Class MT	1	1
7.00%, 11/25/2041, Series 2011-118, Class LB	241	258
7.00%, 11/25/2041, Series 2011-118, Class NT	268	288
7.00%, 11/25/2041, Series 2011-118, Class MT	301	320
7.03% (30-day Average SOFR + 16.71%, 17.00% Cap), 05/25/2035, Series 2005-42, Class PS (2)(9)	1	1
7.17% (30-day Average SOFR + 14.27%, 14.48% Cap), 12/25/2032, Series 2002-77, Class S (2)(9)	2	2
7.40% (30-day Average SOFR + 15.27%, 15.50% Cap), 11/25/2031, Series 2004-74, Class SW (2)(9)	4	4
7.40% (30-day Average SOFR + 17.09%, 17.38% Cap), 07/25/2035, Series 2005-66, Class SG (2)(9)	9	10
7.50%, 04/18/2027, Series 1997-27, Class J (5)	0	0
7.50%, 04/20/2027, Series 1997-29, Class J (5)	0	0
7.50%, 05/20/2027, Series 1997-39, Class PD	1	1
7.50%, 12/18/2029, Series 1999-62, Class PB	1	1

The accompanying notes are an integral part of these financial statements.

82

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
7.50%, 02/25/2030, Series 2000-2, Class ZE	$5	$5
8.05% (30-day Average SOFR + 23.54%, 24.00% Cap), 05/25/2034, Series 2004-46, Class QB (2)(9)	5	5
8.18% (30-day Average SOFR + 17.20%, 17.47% Cap), 12/25/2031, Series 2001-72, Class SX (2)(5)(9)	0	0
8.25% (30-day Average SOFR + 23.74%, 24.20% Cap), 09/25/2035, Series 2005-75, Class SV (2)(9)	1	1
8.50%, 01/25/2031, Series 2000-52, Class IO (5)	0	0
8.50% (30-day Average SOFR + 50.19%, 8.50% Cap), 11/25/2032, Series 2004-61, Class SK (2)(9)	4	4
8.56% (30-day Average SOFR + 19.21%, 19.53% Cap), 04/25/2034, Series 2004-25, Class SA (2)(9)	8	8
8.56% (30-day Average SOFR + 19.21%, 19.53% Cap), 05/25/2034, Series 2004-36, Class SA (2)(9)	22	24
8.73% (30-day Average SOFR + 20.36%, 20.70% Cap), 04/25/2038, Series 2008-28, Class QS (2)(9)	8	10
9.37% (30-day Average SOFR + 22.28%, 22.67% Cap), 04/25/2037, Series 2007-29, Class SG (2)(9)	14	17
9.39% (30-day Average SOFR + 23.60%, 24.02% Cap), 08/25/2037, Series 2007-79, Class SB (2)(9)	15	17
9.57% (30-day Average SOFR + 23.78%, 24.20% Cap), 06/25/2036, Series 2006-46, Class SW (2)(9)	2	2
9.94% (30-day Average SOFR + 24.15%, 24.57% Cap), 11/25/2035, Series 2005-106, Class US (2)(9)	19	20
9.94% (30-day Average SOFR + 24.15%, 24.57% Cap), 03/25/2036, Series 2006-11, Class PS (2)(9)	6	7
10.00% (30-day Average SOFR + 53.24%, 10.00% Cap), 03/25/2032, Series 2002-13, Class ST (2)(5)(9)	0	0
10.25% (30-day Average SOFR + 25.74%, 26.20% Cap), 10/25/2036, Series 2006-95, Class SG (2)(9)	6	8
10.54% (30-day Average SOFR + 24.10%, 24.50% Cap), 09/25/2031, Series 2001-60, Class QS (2)(9)	4	5
10.61% (30-day Average SOFR + 26.10%, 26.56% Cap), 12/25/2036, Series 2006-115, Class ES (2)(9)	1	1
10.98% (30-day Average SOFR + 22.61%, 22.95% Cap), 10/25/2031, Series 2003-52, Class SX (2)(9)	3	3
12.20% (30-day Average SOFR + 29.63%, 30.15% Cap), 05/25/2036, Series 2006-33, Class LS (2)(9)	5	6
12.22% (30-day Average SOFR + 24.82%, 25.19% Cap), 02/25/2032, Series 2002-1, Class SA (2)(9)	1	2
12.85% (30-day Average SOFR + 28.34%, 28.80% Cap), 07/25/2036, Series 2006-60, Class AK (2)(9)	6	7
13.31% (30-day Average SOFR + 32.68%, 33.25% Cap), 10/25/2026, Series 2006-94, Class GK (2)(5)(9)	0	0
15.07% (30-day Average SOFR + 38.31%, 39.00% Cap), 02/25/2037, Series 2007-1, Class SD (2)(9)	8	14
15.97% (30-day Average SOFR + 39.21%, 39.90% Cap), 07/25/2036, Series 2006-62, Class PS (2)(9)	4	6
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042, Series 2003-W2, Class 2A9	24	24
6.50%, 07/25/2042, Series 2003-W2, Class 1A1	40	42
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042, Series 2003-W6, Class 2A4	136	136
6.50%, 09/25/2042, Series 2003-W6, Class 3A	48	50
Fannie Mae Trust 2003-W8
4.39% (30-day Average SOFR + 0.51%, 0.40% Floor, 8.00% Cap), 05/25/2042, Series 2003-W8, Class 3F1 (2)	11	11
7.00%, 10/25/2042, Series 2003-W8, Class 2A	52	54
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033, Series 2004-W1, Class 2A2	84	89
Fannie Mae Trust 2004-W15
4.24% (30-day Average SOFR + 0.36%, 0.25% Floor), 08/25/2044, Series 2004-W15, Class 2AF (2)	35	34
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044, Series 2004-W2, Class 2A2	11	11
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044, Series 2004-W8, Class 3A	9	9
Fannie Mae Trust 2005-W3
4.21% (30-day Average SOFR + 0.33%, 0.22% Floor, 9.50% Cap), 03/25/2045, Series 2005-W3, Class 2AF (2)	289	286
Fannie Mae Trust 2005-W4
6.00%, 08/25/2045, Series 2005-W4, Class 1A1	13	13
Fannie Mae Trust 2006-W2
4.21% (30-day Average SOFR + 0.33%, 0.22% Floor, 9.50% Cap), 02/25/2046, Series 2006-W2, Class 1AF1 (2)	126	125
5.69%, 11/25/2045, Series 2006-W2, Class 2A (4)	38	39
Fannie Mae Whole Loan
4.25% (30-day Average SOFR + 0.37%, 0.26% Floor, 9.50% Cap), 11/25/2046, Series 2007-W1, Class 1AF1 (2)	291	289
Fannie Mae-Aces
0.75%, 09/25/2028, Series 2020-M39, Class 1A1	4,831	4,625
1.20%, 10/25/2030, Series 2020-M50, Class A2	849	818
1.25%, 10/25/2032, Series 2020-M47, Class A2 (4)	13,350	11,697
1.59%, 11/25/2028, Series 2020-M38, Class 2A1	1,341	1,267
1.71%, 11/25/2031, Series 2022-M3, Class A2 (4)	13,600	11,787
1.82%, 10/25/2030, Series 2020-M50, Class X1 (4)	13,735	465

The accompanying notes are an integral part of these financial statements.

83

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
1.83%, 11/25/2033, Series 2021-M3, Class X1 (4)	$20,348	$1,246
1.93%, 07/25/2030, Series 2020-M39, Class X1 (4)	96,122	4,798
1.93%, 01/25/2032, Series 2022-M10, Class A2 (4)	13,025	11,512
1.97%, 11/25/2028, Series 2020-M38, Class X2 (4)	10,983	414
2.48%, 12/25/2026, Series 2017-M3, Class A2 (4)	895	884
2.57%, 12/25/2026, Series 2017-M4, Class A2 (4)	5,257	5,191
2.96%, 02/25/2027, Series 2017-M7, Class A2 (4)	2,693	2,666
2.98%, 08/25/2029, Series 2017-M11, Class A2	1,815	1,757
3.02%, 04/25/2029, Series 2017-M5, Class A2 (4)	2,013	1,967
3.06%, 05/25/2027, Series 2017-M8, Class A2 (4)	3,256	3,225
3.06%, 06/25/2027, Series 2017-M12, Class A2 (4)	2,763	2,733
3.07%, 03/25/2028, Series 2018-M4, Class A2 (4)	2,363	2,329
3.07%, 02/25/2030, Series 2018-M3, Class A2 (4)	1,598	1,544
3.09%, 04/25/2027, Series 2015-M10, Class A2 (4)	2,964	2,940
3.31%, 06/25/2028, Series 2018-M8, Class A2 (4)	4,066	4,021
3.35%, 07/25/2028, Series 2018-M10, Class A2 (4)	6,708	6,654
3.63%, 08/25/2030, Series 2018-M12, Class A2 (4)	5,590	5,493
4.48%, 03/25/2033, Series 2023-M8, Class A2 (4)	7,835	7,886
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035, Series 2005-FA8, Class 1A19	47	20
First Horizon Alternative Mortgage Securities Trust 2007-FA4
1.80% (1 Month Term SOFR + 5.54%, 5.65% Cap), 08/25/2037, Series 2007-FA4, Class 1A2 (2)(9)	512	45
Freddie Mac Gold Pool
2.00%, 01/01/2032	1,336	1,279
2.50%, 06/01/2028	89	88
2.50%, 03/01/2030	229	224
2.50%, 07/01/2030	654	638
2.50%, 11/01/2046	1,025	893
3.00%, 07/01/2028	158	156
3.00%, 08/01/2028	95	94
3.00%, 09/01/2028	393	389
3.00%, 10/01/2028	135	133
3.00%, 05/01/2029	168	165
3.00%, 09/01/2031	199	194
3.00%, 02/01/2032	1,523	1,492
3.00%, 07/01/2035	2,314	2,222
3.00%, 09/01/2036	943	899
3.00%, 08/01/2042	526	487
3.00%, 10/01/2042	1,405	1,301
3.00%, 11/01/2042	2,349	2,175
3.00%, 02/01/2043	124	115
3.00%, 03/01/2043	836	773
3.00%, 03/01/2043	1,708	1,581
3.00%, 04/01/2043	31	29
3.00%, 04/01/2043	4,813	4,455
3.00%, 06/01/2043	12	11
3.00%, 07/01/2043	9	9
3.00%, 07/01/2043	93	86
3.00%, 08/01/2043	194	179
3.00%, 08/01/2043	2,247	2,079
3.00%, 10/01/2043	5,327	4,971
3.00%, 05/01/2045	395	364
3.00%, 05/01/2045	797	731
3.00%, 06/01/2045	212	195
3.00%, 10/01/2045	1,570	1,453
3.00%, 10/01/2046	2,612	2,373
3.00%, 10/01/2046	7,797	7,186
3.00%, 01/01/2047	664	600

The accompanying notes are an integral part of these financial statements.

84

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
3.00%, 02/01/2047	$9,422	$8,553
3.00%, 03/01/2047	484	439
3.00%, 05/01/2047	5,586	5,090
3.50%, 01/01/2032	116	114
3.50%, 03/01/2032	44	44
3.50%, 02/01/2033	74	72
3.50%, 05/01/2033	33	33
3.50%, 05/01/2033	199	196
3.50%, 01/01/2034	1,610	1,586
3.50%, 04/01/2037	2,316	2,265
3.50%, 11/01/2037	662	641
3.50%, 05/01/2042	262	251
3.50%, 06/01/2042	116	111
3.50%, 06/01/2042	752	715
3.50%, 08/01/2042	170	162
3.50%, 09/01/2042	1,105	1,060
3.50%, 09/01/2042	1,576	1,506
3.50%, 10/01/2042	785	750
3.50%, 10/01/2042	3,927	3,756
3.50%, 11/01/2042	65	62
3.50%, 11/01/2042	349	333
3.50%, 11/01/2042	941	899
3.50%, 12/01/2042	921	883
3.50%, 01/01/2043	2,378	2,270
3.50%, 03/01/2043	189	180
3.50%, 05/01/2043	92	87
3.50%, 06/01/2043	234	222
3.50%, 06/01/2043	473	451
3.50%, 07/01/2043	165	158
3.50%, 10/01/2043	64	61
3.50%, 05/01/2044	5,531	5,280
3.50%, 01/01/2045	4,576	4,371
3.50%, 06/01/2045	420	400
3.50%, 12/01/2045	1,140	1,082
3.50%, 01/01/2046	2,661	2,528
3.50%, 05/01/2046	745	706
3.50%, 07/01/2046	1,366	1,292
3.50%, 08/01/2046	2,503	2,368
3.50%, 12/01/2046	2,415	2,285
3.50%, 01/01/2047	908	859
3.50%, 10/01/2047	2,208	2,085
3.50%, 03/01/2048	1,597	1,505
4.00%, 09/01/2040	179	175
4.00%, 11/01/2040	11	10
4.00%, 11/01/2040	446	437
4.00%, 12/01/2040	120	118
4.00%, 12/01/2040	272	266
4.00%, 12/01/2040	291	285
4.00%, 12/01/2040	332	326
4.00%, 12/01/2040	351	344
4.00%, 01/01/2041	295	287
4.00%, 10/01/2041	1,155	1,131
4.00%, 11/01/2041	4	4
4.00%, 01/01/2042	46	45
4.00%, 05/01/2042	5	4
4.00%, 06/01/2042	549	535
4.00%, 10/01/2042	17	16
4.00%, 01/01/2043	76	74

The accompanying notes are an integral part of these financial statements.

85

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
4.00%, 09/01/2043	$2,004	$1,970
4.00%, 11/01/2043	23	22
4.00%, 11/01/2043	41	40
4.00%, 12/01/2043	64	62
4.00%, 12/01/2043	145	140
4.00%, 12/01/2043	399	390
4.00%, 01/01/2044	46	45
4.00%, 01/01/2044	129	126
4.00%, 10/01/2044	2,057	2,000
4.00%, 01/01/2045	105	101
4.00%, 10/01/2045	135	131
4.00%, 10/01/2045	1,883	1,825
4.00%, 11/01/2045	2,859	2,770
4.00%, 01/01/2046	1,347	1,310
4.00%, 05/01/2046	68	66
4.00%, 06/01/2046	3,031	2,938
4.00%, 08/01/2046	799	771
4.00%, 01/01/2047	4,207	4,083
4.00%, 06/01/2047	1,039	1,006
4.50%, 11/01/2035	3	3
4.50%, 07/01/2039	45	46
4.50%, 10/01/2039	409	413
4.50%, 11/01/2039	465	470
4.50%, 11/01/2039	657	664
4.50%, 05/01/2040	231	233
4.50%, 08/01/2040	101	102
4.50%, 09/01/2040	82	82
4.50%, 09/01/2040	331	334
4.50%, 03/01/2041	64	65
4.50%, 05/01/2041	583	587
4.50%, 08/01/2041	146	147
4.50%, 12/01/2043	1,862	1,878
4.50%, 03/01/2044	153	153
4.50%, 05/01/2044	211	212
4.50%, 07/01/2044	20	20
4.50%, 07/01/2044	76	76
4.50%, 09/01/2044	510	511
4.50%, 09/01/2046	891	889
4.50%, 10/01/2046	820	818
4.50%, 11/01/2046	3,703	3,730
4.50%, 07/01/2047	320	318
4.50%, 07/01/2047	383	381
4.50%, 11/01/2047	251	250
5.00%, 01/01/2034	7	7
5.00%, 06/01/2034	20	20
5.00%, 09/01/2034	27	28
5.00%, 03/01/2035	8	8
5.00%, 08/01/2035	291	296
5.00%, 03/01/2036	762	784
5.00%, 07/01/2036	1	1
5.00%, 11/01/2036	19	20
5.00%, 03/01/2037	42	43
5.00%, 06/01/2037	57	59
5.00%, 08/01/2037	58	60
5.00%, 02/01/2038	88	90
5.00%, 03/01/2038	18	18
5.00%, 03/01/2038	69	71
5.00%, 03/01/2038	84	87

The accompanying notes are an integral part of these financial statements.

86

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
5.00%, 03/01/2038	$99	$102
5.00%, 04/01/2038	48	49
5.00%, 09/01/2038	10	10
5.00%, 09/01/2038	57	58
5.00%, 11/01/2038 (5)	0	0
5.00%, 11/01/2038	20	21
5.00%, 12/01/2038 (5)	0	0
5.00%, 12/01/2038	66	68
5.00%, 02/01/2039	134	138
5.00%, 05/01/2039	3	3
5.00%, 10/01/2039	150	155
5.00%, 01/01/2040	36	37
5.00%, 03/01/2040	66	68
5.00%, 03/01/2040	596	614
5.00%, 08/01/2040	86	88
5.00%, 04/01/2041	323	333
5.00%, 06/01/2041	172	177
5.00%, 12/01/2047	953	962
5.00%, 02/01/2048	463	472
5.50%, 01/01/2033	13	13
5.50%, 10/01/2033	9	9
5.50%, 07/01/2035	22	23
5.50%, 01/01/2036	6	6
5.50%, 12/01/2036	11	11
5.50%, 05/01/2038	17	18
5.50%, 08/01/2038	22	23
5.50%, 01/01/2039	764	786
5.50%, 03/01/2040	8	8
5.50%, 05/01/2040	581	606
5.50%, 08/01/2040	234	245
6.00%, 10/01/2029	2	2
6.00%, 12/01/2033	7	7
6.00%, 01/01/2034	9	9
6.00%, 11/01/2036	1	1
6.00%, 12/01/2036	2	2
6.00%, 12/01/2036	5	5
6.50%, 01/01/2028	3	3
6.50%, 06/01/2029	2	2
6.50%, 08/01/2029	22	23
6.50%, 11/01/2034 (5)	0	0
6.50%, 01/01/2035	23	24
6.50%, 12/01/2035	4	4
6.50%, 12/01/2035	17	17
6.50%, 11/01/2036	5	5
6.50%, 11/01/2036	49	51
6.50%, 11/01/2036	51	53
6.50%, 12/01/2036	37	39
6.50%, 12/01/2036	78	82
6.50%, 02/01/2037	1	1
6.50%, 06/01/2037	2	2
6.50%, 11/01/2037	17	19
6.50%, 03/01/2038	19	21
7.00%, 04/01/2026 (5)	0	0
7.00%, 12/01/2028	2	3
7.00%, 07/01/2029 (5)	0	0
7.00%, 01/01/2031	4	5
7.00%, 07/01/2032	1	1
7.00%, 08/01/2032	2	2

The accompanying notes are an integral part of these financial statements.

87

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
7.00%, 02/01/2037	$3	$3
7.50%, 01/01/2032	15	15
7.50%, 12/01/2036	38	39
7.50%, 01/01/2038	8	8
7.50%, 01/01/2038	30	33
7.50%, 09/01/2038	12	13
8.50%, 07/01/2028 (5)	0	0
10.00%, 10/01/2030 (5)	0	0
Freddie Mac Multifamily Structured Pass-Through Certificates
1.21%, 10/25/2030, Series K120, Class XAM (4)	31,375	1,617
1.31%, 01/25/2030, Series K106, Class X1 (4)	125,257	5,789
1.33%, 03/25/2026, Series K055, Class X1 (4)	21,944	24
1.56%, 05/25/2030, Series K111, Class X1 (4)	27,547	1,581
1.89%, 01/25/2032, Series K138, Class AM	4,300	3,759
2.13%, 11/25/2031, Series K136, Class A2	14,260	12,752
2.40%, 03/25/2032, Series K142, Class A2	13,700	12,357
2.92%, 06/25/2032, Series K146, Class A2	9,700	8,979
3.08%, 01/25/2031, Series K152, Class A2	23,576	22,542
3.21%, 04/25/2028, Series W5FX, Class AFX (4)	3,315	3,274
3.24%, 04/25/2027, Series K065, Class A2	3,316	3,292
3.30%, 11/25/2027, Series K070, Class A2 (4)	3,008	2,980
3.51%, 03/25/2029, Series K091, Class A2	2,422	2,395
3.71%, 09/25/2032, Series K-150, Class A2 (4)	11,105	10,733
4.28%, 07/25/2030, Series K752, Class A2	8,425	8,500
4.46%, 08/25/2031, Series K757, Class A2	4,571	4,633
4.58%, 08/25/2035, Series K-172, Class A2 (4)	5,102	5,125
4.61%, 02/25/2033, Series KJ44, Class A2	7,500	7,599
4.76%, 10/25/2034, Series K-167, Class A2	5,010	5,114
4.90%, 10/25/2033, Series K-161, Class A2 (4)	5,045	5,209
5.03%, 10/25/2031, Series KJ48, Class A2	8,000	8,240
Freddie Mac Non Gold Pool
5.86% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.36% Cap), 12/01/2033 (2)	5	5
5.96% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.57%, 1.57% Floor, 11.81% Cap), 05/01/2037 (2)	33	33
6.02% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.64%, 1.64% Floor, 11.06% Cap), 11/01/2036 (2)	20	20
6.03% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.58%, 1.58% Floor, 11.70% Cap), 12/01/2036 (2)	28	28
6.07% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.69%, 1.69% Floor, 11.32% Cap), 12/01/2036 (2)	3	3
6.13% (1 Year CMT Index + 2.13%, 2.13% Floor, 12.13% Cap), 07/01/2026 (2)(5)	0	0
6.18% (1 Year CMT Index + 2.24%, 2.24% Floor, 9.52% Cap), 11/01/2036 (2)	7	8
6.22% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.08% Cap), 02/01/2036 (2)	13	14
6.23% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.67%, 1.67% Floor, 11.94% Cap), 12/01/2036 (2)	77	80
6.24% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.85% Cap), 09/01/2034 (2)	18	18
6.25% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.76% Cap), 07/01/2036 (2)	5	5
6.26% (6 Month FTSE USD IBOR Consumer Cash Fallback + 2.01%, 2.01% Floor, 12.89% Cap), 05/01/2037 (2)	9	9
6.29% (1 Year CMT Index + 2.25%, 2.25% Floor, 11.46% Cap), 11/01/2036 (2)	21	22
6.30% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.34% Cap), 07/01/2036 (2)	11	11
6.30% (1 Year CMT Index + 2.27%, 2.27% Floor, 11.84% Cap), 04/01/2030 (2)(5)	0	0
6.31% (1 Year CMT Index + 2.24%, 2.25% Floor, 10.42% Cap), 05/01/2033 (2)	25	26
6.33% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.70%, 1.70% Floor, 12.45% Cap), 10/01/2036 (2)	11	11
6.35% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.71% Cap), 05/01/2036 (2)	24	25
6.35% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.60%, 1.60% Floor, 11.32% Cap), 10/01/2036 (2)	10	11
6.36% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.77%, 1.77% Floor, 13.04% Cap), 10/01/2036 (2)	40	41
6.36% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.70%, 1.70% Floor, 11.53% Cap), 11/01/2036 (2)	8	8
6.40% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.79%, 1.80% Floor, 12.51% Cap), 07/01/2036 (2)	13	13
6.40% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.67%, 1.68% Floor, 9.99% Cap), 02/01/2036 (2)	4	4
6.41% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.67%, 1.67% Floor, 11.06% Cap), 11/01/2036 (2)	7	7
6.42% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.75%, 1.75% Floor, 11.28% Cap), 09/01/2036 (2)	11	11
6.42% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.91%, 1.95% Floor, 12.43% Cap), 10/01/2036 (2)	10	10
6.48% (1 Year CMT Index + 2.36%, 2.36% Floor, 10.87% Cap), 10/01/2036 (2)	10	10

The accompanying notes are an integral part of these financial statements.

88

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
6.48% (6 Month FTSE USD IBOR Consumer Cash Fallback + 2.12%, 2.12% Floor, 11.07% Cap), 05/01/2037 (2)	$2	$2
6.48% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.85%, 1.85% Floor, 9.10% Cap), 07/01/2040 (2)	9	9
6.48% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.84%, 1.84% Floor, 12.22% Cap), 03/01/2037 (2)	24	24
6.50% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.18% Cap), 09/01/2032 (2)(5)	0	0
6.50% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.82% Cap), 01/01/2035 (2)	12	12
6.50% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.10% Cap), 01/01/2035 (2)	37	38
6.50% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.58% Cap), 05/01/2036 (2)	9	9
6.50% (1 Year FTSE USD IBOR Consumer Cash Fallback + 2.13%, 2.13% Floor, 10.88% Cap), 12/01/2036 (2)	1	1
6.50% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.75%, 1.75% Floor, 11.75% Cap), 11/01/2037 (2)	4	4
6.51% (6 Month FTSE USD IBOR Consumer Cash Fallback + 1.85%, 1.85% Floor, 12.78% Cap), 08/01/2036 (2)	9	10
6.53% (6 Month FTSE USD IBOR Consumer Cash Fallback + 2.01%, 2.01% Floor, 12.11% Cap), 05/01/2037 (2)	4	4
6.62% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.87%, 1.87% Floor, 11.99% Cap), 07/01/2037 (2)	2	2
6.63% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.70%, 1.70% Floor, 11.31% Cap), 02/01/2037 (2)	2	2
6.64% (6 Month FTSE USD IBOR Consumer Cash Fallback + 2.14%, 2.14% Floor, 12.14% Cap), 12/01/2035 (2)	3	3
6.66% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.76%, 1.76% Floor, 10.57% Cap), 01/01/2037 (2)	8	9
6.66% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.88%, 1.88% Floor, 11.17% Cap), 09/01/2036 (2)	37	39
6.70% (1 Year FTSE USD IBOR Consumer Cash Fallback + 2.20%, 2.20% Floor, 10.83% Cap), 10/01/2036 (2)	11	11
6.75% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.75%, 1.75% Floor, 9.15% Cap), 04/01/2034 (2)	5	5
6.78% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.96%, 1.96% Floor, 10.91% Cap), 04/01/2038 (2)	10	10
6.80% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.94%, 1.94% Floor, 11.03% Cap), 06/01/2036 (2)	41	43
6.84% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.98%, 1.98% Floor, 11.24% Cap), 12/01/2036 (2)	16	17
6.84% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.90%, 1.90% Floor, 11.34% Cap), 02/01/2037 (2)	12	12
6.86% (6 Month FTSE USD IBOR Consumer Cash Fallback + 2.11%, 2.11% Floor, 12.52% Cap), 02/01/2037 (2)	15	16
6.87% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.91%, 1.91% Floor, 10.68% Cap), 05/01/2038 (2)	2	2
6.92% (1 Year FTSE USD IBOR Consumer Cash Fallback + 2.04%, 2.04% Floor, 10.74% Cap), 03/01/2036 (2)	15	16
6.92% (1 Year FTSE USD IBOR Consumer Cash Fallback + 2.04%, 2.04% Floor, 11.00% Cap), 05/01/2037 (2)	15	16
6.95% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.98%, 1.98% Floor, 10.63% Cap), 04/01/2037 (2)	21	22
6.99% (1 Year FTSE USD IBOR Consumer Cash Fallback + 1.99%, 1.99% Floor, 10.92% Cap), 06/01/2036 (2)	22	23
7.18% (1 Year FTSE USD IBOR Consumer Cash Fallback + 2.18%, 2.18% Floor, 11.08% Cap), 05/01/2037 (2)	16	16
7.33% (1 Year FTSE USD IBOR Consumer Cash Fallback + 2.33%, 2.33% Floor, 10.90% Cap), 05/01/2036 (2)	5	5
7.35% (1 Year FTSE USD IBOR Consumer Cash Fallback + 2.60%, 2.60% Floor, 12.23% Cap), 03/01/2037 (2)	1	2
7.37% (1 Year FTSE USD IBOR Consumer Cash Fallback + 2.47%, 2.47% Floor, 11.02% Cap), 03/01/2036 (2)	2	2
Freddie Mac Pool
1.50%, 10/01/2031	5,654	5,343
1.50%, 02/01/2036	4,112	3,733
1.50%, 04/01/2037	6,032	5,476
1.50%, 06/01/2037	2,214	2,004
1.50%, 12/01/2040	9,593	8,206
1.50%, 11/01/2050	6,487	5,005
1.50%, 03/01/2051	989	763
1.80%, 11/01/2028	14,000	13,228
2.00%, 11/01/2035	2,464	2,290
2.00%, 07/01/2036	4,342	4,020
2.00%, 01/01/2037	653	605
2.00%, 01/01/2037	7,844	7,291
2.00%, 06/01/2040	1,134	1,009
2.00%, 02/01/2041	9,613	8,503
2.00%, 03/01/2041	13,205	11,528
2.00%, 04/01/2041	6,478	5,678
2.00%, 09/01/2041	9,336	8,143
2.00%, 12/01/2041	7,112	6,191
2.00%, 12/01/2041	14,256	12,391
2.00%, 03/01/2042	9,897	8,590
2.00%, 09/01/2050	25,703	20,995
2.00%, 11/01/2050	8,150	6,652
2.00%, 12/01/2050	1,324	1,080
2.00%, 01/01/2051	1,296	1,082
2.00%, 01/01/2051	1,870	1,526

The accompanying notes are an integral part of these financial statements.

89

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
2.00%, 02/01/2051	$16,366	$13,348
2.00%, 03/01/2051	17,113	13,978
2.00%, 05/01/2051	6,208	5,062
2.00%, 05/01/2051	6,754	5,581
2.00%, 05/01/2051	11,167	9,083
2.00%, 06/01/2051	5,292	4,306
2.00%, 07/01/2051	949	772
2.00%, 08/01/2051	3,255	2,642
2.00%, 08/01/2051	12,480	10,147
2.00%, 09/01/2051	4,382	3,560
2.00%, 11/01/2051	12,420	10,045
2.00%, 12/01/2051	1,365	1,120
2.00%, 12/01/2051	5,444	4,471
2.00%, 02/01/2052	3,893	3,157
2.00%, 02/01/2052	14,108	11,588
2.00%, 03/01/2052	10,000	8,134
2.00%, 05/01/2052	14,347	11,629
2.50%, 07/01/2035	268	255
2.50%, 10/01/2035	4,986	4,765
2.50%, 12/01/2035	3,050	2,905
2.50%, 02/01/2042	8,277	7,419
2.50%, 11/01/2049	13,012	11,136
2.50%, 07/01/2050	13,086	11,185
2.50%, 07/01/2050	18,172	15,398
2.50%, 08/01/2050	137	117
2.50%, 10/01/2050	5,088	4,389
2.50%, 10/01/2050	10,850	9,398
2.50%, 11/01/2050	1,733	1,478
2.50%, 12/01/2050	3,455	2,951
2.50%, 02/01/2051	728	622
2.50%, 02/01/2051	3,235	2,801
2.50%, 02/01/2051	9,724	8,404
2.50%, 02/01/2051	9,866	8,553
2.50%, 03/01/2051	516	443
2.50%, 04/01/2051	30,506	26,014
2.50%, 05/01/2051	7,021	6,018
2.50%, 07/01/2051	5,095	4,392
2.50%, 08/01/2051	5,706	4,902
2.50%, 09/01/2051	3,181	2,736
2.50%, 10/01/2051	8,132	6,925
2.50%, 11/01/2051	8,807	7,605
2.50%, 11/01/2051	10,384	8,971
2.50%, 11/01/2051	13,786	11,849
2.50%, 12/01/2051	439	376
2.50%, 12/01/2051	987	849
2.50%, 12/01/2051	4,911	4,181
2.50%, 02/01/2052	5,451	4,636
2.50%, 02/01/2052	5,696	4,880
2.50%, 03/01/2052	2,107	1,810
2.50%, 04/01/2052	4,918	4,237
2.50%, 04/01/2052	10,411	8,900
2.50%, 04/01/2052	14,569	12,387
2.50%, 05/01/2052	7,772	6,607
2.50%, 05/01/2052	19,483	16,559
2.50%, 09/01/2052	1,004	854
3.00%, 04/01/2032	4,976	4,868
3.00%, 05/01/2037	868	843
3.00%, 05/01/2037	3,344	3,251

The accompanying notes are an integral part of these financial statements.

90

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
3.00%, 01/01/2046	$5,718	$5,308
3.00%, 06/01/2048	9,009	8,007
3.00%, 02/01/2049	7,770	7,109
3.00%, 10/01/2049	1,191	1,072
3.00%, 11/01/2049	793	714
3.00%, 12/01/2049	375	338
3.00%, 01/01/2050	759	684
3.00%, 01/01/2050	1,163	1,047
3.00%, 01/01/2050	1,761	1,585
3.00%, 02/01/2050	170	154
3.00%, 02/01/2050	5,868	5,289
3.00%, 02/01/2050	8,451	7,563
3.00%, 04/01/2050	1,319	1,189
3.00%, 06/01/2050	6,013	5,415
3.00%, 07/01/2050	3,905	3,518
3.00%, 08/01/2050	1,385	1,248
3.00%, 09/01/2050	37	33
3.00%, 09/01/2050	863	778
3.00%, 03/01/2051	1,504	1,354
3.00%, 04/01/2051	10,096	9,000
3.00%, 09/01/2051	8,166	7,250
3.00%, 11/01/2051	12,880	11,494
3.00%, 02/01/2052	8,757	7,751
3.00%, 06/01/2052	8,100	7,210
3.00%, 06/01/2052	11,401	10,103
3.00%, 07/01/2052	5,312	4,708
3.00%, 10/01/2053	8,629	7,647
3.50%, 08/01/2035	2,217	2,163
3.50%, 02/01/2042	627	603
3.50%, 04/01/2047	11,782	11,149
3.50%, 10/01/2047	137	129
3.50%, 11/01/2047	3,292	3,090
3.50%, 03/01/2048	1,300	1,225
3.50%, 03/01/2048	3,054	2,876
3.50%, 10/01/2049	879	822
3.50%, 01/01/2051	8,919	8,373
3.50%, 01/01/2052	12,669	11,748
3.50%, 04/01/2052	9,137	8,468
3.50%, 04/01/2052	24,792	23,149
3.50%, 05/01/2052	9,245	8,595
3.50%, 05/01/2052	11,034	10,226
3.50%, 06/01/2052	8,063	7,473
3.50%, 07/01/2052	12,022	11,196
3.50%, 08/01/2052	9,636	8,930
3.50%, 10/01/2052	6,452	5,980
3.50%, 11/01/2052	2,040	1,890
3.70%, 06/01/2034	10,886	10,317
3.75%, 08/01/2032	15,000	14,444
4.00%, 09/01/2037	530	524
4.00%, 08/01/2048	91	88
4.00%, 01/01/2049	2,261	2,184
4.00%, 07/01/2049	7,129	6,913
4.00%, 08/01/2049	3,624	3,482
4.00%, 05/01/2050	309	296
4.00%, 02/01/2051	2,567	2,455
4.00%, 06/01/2052	10,181	9,715
4.00%, 06/01/2052	23,282	22,220
4.00%, 08/01/2052	4,038	3,854

The accompanying notes are an integral part of these financial statements.

91

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
4.00%, 09/01/2052	$288	$276
4.00%, 09/01/2052	12,696	12,116
4.00%, 10/01/2052	10,657	10,170
4.00%, 02/01/2053	12,750	12,226
4.10%, 07/01/2032	7,044	6,961
4.50%, 06/01/2048	2,081	2,066
4.50%, 12/01/2048	2,383	2,364
4.50%, 09/01/2050	3,507	3,480
4.50%, 05/01/2052	717	703
4.50%, 07/01/2052	815	799
4.50%, 09/01/2052	19,982	19,599
4.50%, 07/01/2053	2,421	2,373
4.50%, 03/01/2054	15,853	15,635
4.50%, 05/01/2054	2,751	2,705
5.00%, 09/01/2040	6,583	6,705
5.00%, 12/01/2040	2,040	2,066
5.00%, 08/01/2045	8,699	8,849
5.00%, 07/01/2052	3,546	3,554
5.00%, 12/01/2052	35,049	35,100
5.00%, 05/01/2053	649	650
5.00%, 06/01/2053	10,502	10,512
5.00%, 11/01/2053	6,887	6,895
5.00%, 06/01/2054	2,844	2,862
5.00%, 06/01/2054	2,895	2,913
5.00%, 10/01/2054	2,520	2,514
5.00%, 02/01/2055	2,481	2,487
5.00%, 02/01/2055	4,234	4,245
5.50%, 11/01/2052	8,847	9,016
5.50%, 02/01/2053	25,364	25,816
5.50%, 05/01/2053	15,394	15,662
5.50%, 06/01/2053	1,657	1,688
5.50%, 06/01/2053	6,818	6,955
5.50%, 06/01/2053	10,204	10,404
5.50%, 06/01/2053	21,115	21,468
5.50%, 07/01/2053	4,486	4,598
5.50%, 04/01/2054	17,371	17,629
5.50%, 05/01/2054	4,776	4,896
5.50%, 02/01/2055	26,454	26,830
5.50%, 06/01/2055	7,867	8,105
5.50%, 11/01/2055	14,265	14,696
6.00%, 12/01/2052	3,537	3,647
6.00%, 01/01/2053	7,701	7,947
6.00%, 10/01/2053	4,760	4,942
6.00%, 03/01/2054	6,832	7,101
6.00%, 09/01/2054	2,309	2,429
6.00%, 09/01/2054	7,565	7,877
6.00%, 11/01/2054	1,062	1,113
6.00%, 12/01/2054	4,982	5,125
6.00%, 02/01/2055	7,846	8,246
6.00%, 03/01/2055	3,363	3,485
6.50%, 09/01/2053	4,386	4,612
6.50%, 06/01/2054	991	1,038
6.50%, 08/01/2054	6,534	6,868
6.50%, 02/01/2055	1,383	1,455
6.50%, 04/01/2055	2,928	3,123
6.50%, 08/01/2055	7,378	7,767
Freddie Mac Reference REMIC
6.00%, 04/15/2036, Series R006, Class ZA	93	98
6.00%, 05/15/2036, Series R007, Class ZA	122	129

The accompanying notes are an integral part of these financial statements.

92

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
Freddie Mac REMICS
0.00%, 09/15/2032, Series 3393, Class JO	$270	$246
0.00%, 12/15/2032, Series 2835, Class QO	5	5
0.00%, 07/15/2034, Series 3611, Class PO	31	28
0.00%, 02/15/2035, Series 2990, Class GO	10	9
0.00%, 08/15/2035, Series 3014, Class OD	3	2
0.00%, 09/15/2035, Series 3029, Class SO	7	7
0.00%, 02/15/2036, Series 3117, Class OG	3	3
0.00%, 02/15/2036, Series 3117, Class OK	7	7
0.00%, 02/15/2036, Series 3117, Class EO	8	7
0.00%, 02/15/2036, Series 3117, Class AO	11	10
0.00%, 03/15/2036, Series 3134, Class PO	2	2
0.00%, 03/15/2036, Series 3122, Class OP	6	6
0.00%, 03/15/2036, Series 3122, Class OH	7	6
0.00%, 04/15/2036, Series 3138, Class PO	12	10
0.00%, 04/15/2036, Series 3147, Class PO	13	12
0.00%, 04/15/2036, Series 3607, Class AO	20	18
0.00%, 04/15/2036, Series 3607, Class BO	37	33
0.00%, 05/15/2036, Series 3233, Class OP	3	2
0.00%, 05/15/2036, Series 3149, Class SO	7	6
0.00%, 05/15/2036, Series 3151, Class PO	13	11
0.00%, 05/15/2036, Series 3153, Class EO	15	13
0.00%, 06/15/2036, Series 3171, Class MO	17	15
0.00%, 07/15/2036, Series 3179, Class OA	7	6
0.00%, 08/15/2036, Series 3200, Class PO	12	10
0.00%, 09/15/2036, Series 3218, Class AO	5	4
0.00%, 09/15/2036, Series 3213, Class OA	7	6
0.00%, 10/15/2036, Series 3225, Class EO	13	11
0.00%, 12/15/2036, Series 3256, Class PO	7	6
0.00%, 01/15/2037, Series 3261, Class OA	8	6
0.00%, 02/15/2037, Series 3274, Class JO	2	2
0.00%, 02/15/2037, Series 3510, Class OD	16	14
0.00%, 03/15/2037, Series 3286, Class PO	1	1
0.00%, 04/15/2037, Series 3373, Class TO	8	7
0.00%, 05/15/2037, Series 3318, Class AO (5)	0	0
0.00%, 05/15/2037, Series 3316, Class PO	13	11
0.00%, 05/15/2037, Series 3607, Class PO	73	61
0.00%, 06/15/2037, Series 3326, Class JO	1	1
0.00%, 06/15/2037, Series 3331, Class PO	7	6
0.00%, 07/15/2037, Series 3607, Class OP	111	96
0.00%, 09/15/2037, Series 3365, Class PO	11	9
0.00%, 10/15/2039, Series 3607, Class TO	36	30
0.00%, 01/15/2040, Series 3621, Class BO	34	30
0.00%, 10/15/2049, Series 3582, Class PO	139	124
0.00% (30-day Average SOFR + 3.55%, 3.55% Cap), 10/25/2050, Series 5021, Class SB (2)(9)	12,031	343
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 05/25/2052, Series 5222, Class SA (2)(9)	1,715	35
1.75% (30-day Average SOFR + 5.74%, 5.85% Cap), 08/15/2038, Series 3481, Class SJ (2)(9)	64	6
1.89%, 01/15/2040, Series 3802, Class LS (4)	152	14
1.90% (30-day Average SOFR + 5.89%, 6.00% Cap), 01/15/2038, Series 3404, Class SC (2)(9)	105	10
1.90% (30-day Average SOFR + 5.89%, 6.00% Cap), 02/15/2039, Series 3511, Class SA (2)(9)	28	2
1.90% (30-day Average SOFR + 5.89%, 6.00% Cap), 10/15/2040, Series 3740, Class SB (2)(9)	80	7
1.90% (30-day Average SOFR + 5.89%, 6.00% Cap), 10/15/2040, Series 3740, Class SC (2)(9)	79	8
2.00%, 12/25/2051, Series 5190, Class EC	5,916	5,315
2.00%, 02/25/2052, Series 5190, Class PE	1,872	1,697
2.00% (30-day Average SOFR + 5.99%, 6.10% Cap), 05/15/2039, Series 3531, Class SM (2)(5)(9)	5	0
2.04% (30-day Average SOFR + 6.03%, 6.14% Cap), 01/15/2037, Series 3260, Class CS (2)(9)	13	1
2.10% (30-day Average SOFR + 6.09%, 6.20% Cap), 06/15/2038, Series 3455, Class SE (2)(9)	52	6
2.15% (30-day Average SOFR + 6.14%, 6.25% Cap), 12/15/2039, Series 3608, Class SC (2)(9)	23	1

The accompanying notes are an integral part of these financial statements.

93

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
2.20% (30-day Average SOFR + 6.19%, 6.30% Cap), 05/15/2039, Series 3531, Class SA (2)(9)	$40	$4
2.32% (30-day Average SOFR + 6.31%, 6.42% Cap), 11/15/2037, Series 3387, Class SA (2)(9)	98	8
2.35% (30-day Average SOFR + 6.34%, 6.45% Cap), 03/15/2037, Series 3290, Class SB (2)(9)	24	2
2.35% (30-day Average SOFR + 6.34%, 6.45% Cap), 11/15/2037, Series 3383, Class SA (2)(9)	49	4
2.50% (30-day Average SOFR + 6.49%, 6.60% Cap), 07/15/2037, Series 3344, Class SL (2)(9)	15	1
2.55% (30-day Average SOFR + 6.54%, 6.65% Cap), 08/15/2036, Series 3202, Class HI (2)(9)	150	14
2.60% (30-day Average SOFR + 6.59%, 6.70% Cap), 10/15/2036, Series 3232, Class ST (2)(9)	24	2
2.70% (30-day Average SOFR + 6.69%, 6.80% Cap), 04/15/2038, Series 3424, Class PI (2)(9)	54	6
3.00%, 08/15/2033, Series 4238, Class WY	153	149
3.00%, 06/15/2043, Series 4217, Class KY	206	184
3.00%, 12/15/2047, Series 4740, Class P	802	728
3.00%, 10/25/2050, Series 5019, Class IP	1,669	298
3.00% (30-day Average SOFR + 6.99%, 7.10% Cap), 07/15/2036, Series 3194, Class SA (2)(5)(9)	4	0
3.50%, 01/15/2026, Series 3793, Class AB	1	1
3.50%, 09/25/2044, Series 5230, Class DM	11,214	10,919
3.50%, 01/25/2051, Series 5228, Class BH	3,868	3,765
3.50%, 10/15/2053, Series 4821, Class MA	1,229	1,206
3.84% (30-day Average SOFR + 17.12%, 17.50% Cap), 02/15/2040, Series 3632, Class BS (2)(9)	84	84
3.85% (30-day Average SOFR + 7.84%, 7.95% Cap), 03/15/2032, Series 2444, Class ES (2)(9)	7	1
3.90% (30-day Average SOFR + 7.89%, 8.00% Cap), 02/15/2032, Series 2475, Class S (2)(9)	16	2
3.90% (30-day Average SOFR + 7.89%, 8.00% Cap), 03/15/2032, Series 2450, Class SW (2)(5)(9)	4	0
4.00%, 05/25/2040, Series 4978, Class MI	4,869	726
4.00%, 11/15/2041, Series 3957, Class B	96	95
4.00%, 12/15/2041, Series 3966, Class NA	86	85
4.00%, 11/25/2051, Series 5249, Class AB	5,775	5,746
4.32% (30-day Average SOFR + 7.91%, 8.01% Cap), 10/15/2033, Series 2733, Class SB (2)(9)	136	136
4.40% (30-day Average SOFR + 0.41%, 0.30% Floor, 6.50% Cap), 06/15/2035, Series 2988, Class AF (2)	26	26
4.50% (30-day Average SOFR + 0.51%, 0.40% Floor, 6.50% Cap), 05/15/2035, Series 2981, Class FA (2)	13	13
4.50% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 10/15/2041, Series 4048, Class FB (2)	120	119
4.50% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 09/15/2042, Series 4106, Class DF (2)	200	197
4.50%, 12/25/2036, Series 5609, Class BV	9,067	9,078
4.50%, 12/15/2039, Series 3610, Class CA	875	885
4.50%, 09/15/2043, Series 4247, Class AY	1,000	956
4.54% (30-day Average SOFR + 0.55%, 0.44% Floor, 6.50% Cap), 02/15/2037, Series 3275, Class FL (2)	11	11
4.55% (30-day Average SOFR + 0.56%, 0.45% Floor, 7.00% Cap), 08/15/2042, Series 4091, Class TF (2)	671	664
4.55% (30-day Average SOFR + 8.54%, 8.65% Cap), 02/15/2032, Series 2410, Class QX (2)(5)(9)	3	0
4.60% (30-day Average SOFR + 0.61%, 0.50% Floor, 7.00% Cap), 03/15/2042, Series 4012, Class FN (2)	269	267
4.60% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 07/15/2042, Series 4077, Class FB (2)	127	126
4.65% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 12/15/2040, Series 3996, Class XF (2)	86	86
4.65% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 03/15/2041, Series 4013, Class QF (2)	98	98
4.70% (30-day Average SOFR + 0.71%, 0.60% Floor, 8.50% Cap), 01/15/2029, Series 2388, Class FB (2)	2	2
4.70% (30-day Average SOFR + 0.71%, 0.60% Floor, 9.50% Cap), 12/15/2033, Series 2722, Class PF (2)	44	44
4.70% (30-day Average SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 09/15/2037, Series 3371, Class FA (2)	6	6
4.72% (30-day Average SOFR + 0.51%, 0.40% Floor), 07/15/2037, Series 4048, Class FJ (2)	157	155
4.73% (30-day Average SOFR + 6.74%, 4.00% Floor, 6.80% Cap), 07/15/2033, Series 2642, Class SL (2)(5)(9)	0	0
4.78% (30-day Average SOFR + 0.79%, 0.68% Floor, 7.00% Cap), 11/15/2037, Series 3386, Class KF (2)	181	181
4.80% (30-day Average SOFR + 0.81%, 0.70% Floor, 9.00% Cap), 02/15/2027, Series 1935, Class FL (2)(5)	0	0
4.85% (30-day Average SOFR + 0.86%, 0.75% Floor, 8.50% Cap), 12/15/2032, Series 2571, Class FY (2)	11	11
4.90% (30-day Average SOFR + 0.91%, 0.80% Floor, 7.50% Cap), 08/15/2035, Series 3085, Class WF (2)	16	16
5.00% (30-day Average SOFR + 1.01%, 0.90% Floor, 9.00% Cap), 02/15/2032, Series 2418, Class FO (2)	4	4
5.00%, 04/15/2030, Series 3654, Class DC	225	228
5.00%, 07/15/2033, Series 2653, Class PZ	72	74
5.00%, 01/15/2034, Series 3920, Class LP	72	73
5.00%, 12/15/2040, Series 3770, Class ZB	475	487
5.00%, 05/15/2041, Series 3860, Class PZ	977	991
5.00%, 08/25/2054, Series 5564, Class PE	8,043	8,089
5.09% (30-day Average SOFR + 13.06%, 13.29% Cap), 07/15/2033, Series 2692, Class SC (2)(9)	9	9
5.30% (30-day Average SOFR + 1.31%, 1.20% Floor, 7.00% Cap), 07/15/2039, Series 3549, Class FA (2)	5	5

The accompanying notes are an integral part of these financial statements.

94

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
5.50%, 02/15/2034, Series 2744, Class PE (5)	$0	$0
5.50%, 08/15/2036, Series 3645, Class KZ	18	19
5.50%, 08/15/2036, Series 3200, Class AY	50	52
5.50%, 03/15/2038, Series 3423, Class PB	147	154
5.50%, 05/15/2038, Series 3453, Class B	8	8
5.50%, 01/15/2039, Series 3501, Class CB	53	55
5.50% (30-day Average SOFR + 26.80%, 5.50% Cap), 05/15/2041, Series 3852, Class QN (2)(9)	55	53
5.50% (30-day Average SOFR + 27.08%, 5.50% Cap), 05/15/2041, Series 3852, Class TP (2)(9)	149	147
5.60%, 10/15/2038, Series 3895, Class WA (4)	22	23
6.00%, 05/15/2027, Series 1981, Class Z (5)	0	0
6.00%, 07/15/2028, Series 2070, Class C	2	2
6.00%, 09/15/2028, Series 2086, Class GB	1	1
6.00%, 11/15/2028, Series 2095, Class PE	4	4
6.00%, 12/15/2028, Series 2106, Class ZD	9	9
6.00%, 01/15/2029, Series 2110, Class PG	9	9
6.00%, 02/15/2029, Series 2125, Class JZ	3	3
6.00%, 09/15/2032, Series 2500, Class MC	8	8
6.00%, 12/15/2032, Series 2544, Class HC	7	7
6.00%, 12/15/2032, Series 2543, Class YX	23	24
6.00%, 01/15/2033, Series 2552, Class ME	16	16
6.00%, 02/15/2033, Series 2567, Class QD	15	15
6.00%, 02/15/2033, Series 2575, Class ME	63	66
6.00%, 03/15/2033, Series 2596, Class QG	8	9
6.00%, 05/15/2034, Series 2802, Class OH	11	11
6.00%, 04/15/2035, Series 2968, Class EH	256	264
6.00%, 01/15/2036, Series 3101, Class UZ	36	39
6.00%, 03/15/2036, Series 3122, Class ZB	4	4
6.00%, 04/15/2036, Series 3219, Class DI	20	3
6.00%, 04/15/2036, Series 3137, Class XP	28	29
6.00%, 04/15/2036, Series 3819, Class ZQ	202	213
6.00%, 06/15/2036, Series 3164, Class MG	5	5
6.00%, 02/15/2037, Series 3274, Class B	19	20
6.00%, 04/15/2037, Series 3302, Class UT	19	20
6.00%, 05/15/2037, Series 3315, Class HZ	15	16
6.00%, 06/15/2038, Series 3461, Class LZ	6	6
6.00%, 06/15/2038, Series 3461, Class Z	110	115
6.10%, 02/15/2039, Series 3546, Class A (4)	20	21
6.25%, 08/15/2028, Series 2075, Class PM	4	4
6.25%, 02/15/2029, Series 2126, Class CB	4	4
6.32% (30-day Average SOFR + 2.33%, 8.32% Cap), 07/15/2034, Series 3305, Class MG (2)	12	13
6.34% (30-day Average SOFR + 19.62%, 20.00% Cap), 11/15/2035, Series 3064, Class SG (2)(9)	10	11
6.45% (30-day Average SOFR + 16.73%, 17.03% Cap), 06/15/2035, Series 2990, Class WP (2)(5)(9)	0	0
6.50%, 01/15/2027, Series 1927, Class ZA (5)	0	0
6.50%, 12/15/2027, Series 2019, Class Z	1	1
6.50%, 06/15/2028, Series 2063, Class PG	1	1
6.50%, 08/15/2028, Series 2075, Class PH	4	4
6.50%, 05/15/2031, Series 2313, Class LA	1	1
6.50%, 08/15/2031, Series 2351, Class PZ	3	3
6.50%, 08/15/2031, Series 2345, Class NE	4	5
6.50%, 08/15/2031, Series 2344, Class ZJ	6	6
6.50%, 08/15/2031, Series 2344, Class ZD	35	37
6.50%, 10/15/2031, Series 2367, Class ME	5	5
6.50%, 01/15/2032, Series 2399, Class OH	5	5
6.50%, 01/15/2032, Series 2399, Class TH	6	6
6.50%, 02/15/2032, Series 2410, Class NG	6	7
6.50%, 02/15/2032, Series 2420, Class XK	9	9
6.50%, 03/15/2032, Series 2423, Class TB	6	6
6.50%, 03/15/2032, Series 2430, Class WF	11	11

The accompanying notes are an integral part of these financial statements.

95

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
6.50%, 04/15/2032, Series 2441, Class GF	$3	$3
6.50%, 04/15/2032, Series 2434, Class ZA	12	13
6.50%, 04/15/2032, Series 2435, Class CJ	14	15
6.50%, 05/15/2032, Series 2455, Class GK	8	9
6.50%, 06/15/2032, Series 2466, Class DH	3	3
6.50%, 06/15/2032, Series 2458, Class ZM	4	4
6.50%, 06/15/2032, Series 2466, Class PH	11	11
6.50%, 07/15/2032, Series 2474, Class NR	10	10
6.50%, 07/15/2032, Series 2484, Class LZ	12	13
6.50%, 03/15/2033, Series 2586, Class WI	5	1
6.50%, 07/15/2036, Series 3195, Class PD	14	15
6.50%, 07/15/2036, Series 3181, Class AZ	23	25
7.00%, 03/15/2028, Series 2038, Class PN (5)	1	0
7.00%, 06/15/2028, Series 2064, Class TE (5)	0	0
7.00%, 10/15/2028, Series 2089, Class PJ (5)	2	0
7.00%, 04/15/2029, Series 2141, Class IO (5)	0	0
7.00%, 06/15/2029, Series 2169, Class TB	8	8
7.00%, 07/15/2029, Series 2172, Class QC	6	6
7.00%, 08/15/2029, Series 2176, Class OJ	3	3
7.00%, 01/15/2030, Series 2208, Class PG	6	7
7.00%, 10/15/2030, Series 2259, Class ZM	6	6
7.00%, 03/15/2031, Series 2296, Class PD	3	3
7.00%, 06/15/2031, Series 2325, Class PM	2	2
7.00%, 07/15/2031, Series 2332, Class ZH	6	7
7.00%, 03/15/2032, Series 2423, Class MC	6	6
7.00%, 03/15/2032, Series 2423, Class MT	7	7
7.00%, 04/15/2032, Series 2436, Class MC	2	2
7.00%, 04/15/2032, Series 2434, Class TC	14	14
7.00%, 05/15/2032, Series 2450, Class GZ	8	9
7.00%, 12/15/2036, Series 3704, Class CT	354	380
7.20% (30-day Average SOFR + 17.16%, 17.45% Cap), 02/15/2038, Series 3422, Class SE (2)(9)	5	5
7.24% (30-day Average SOFR + 14.55%, 14.76% Cap), 09/15/2033, Series 2671, Class S (2)(9)	5	6
7.25%, 07/15/2027, Series 1970, Class PG (5)	0	0
7.25%, 09/15/2030, Series 2256, Class MC	3	3
7.25%, 12/15/2030, Series 2271, Class PC	5	6
7.34% (30-day Average SOFR + 14.64%, 14.85% Cap), 06/15/2033, Series 2631, Class SA (2)(9)	18	19
7.48%, 11/15/2046, Series 3688, Class GT (4)	166	178
7.48% (30-day Average SOFR + 16.25%, 16.50% Cap), 11/15/2033, Series 2780, Class SY (2)(9)	3	4
7.50%, 09/15/2026, Series 1890, Class H (5)	0	0
7.50%, 01/15/2027, Series 1963, Class Z (5)	0	0
7.50%, 01/15/2027, Series 1927, Class PH	1	1
7.50%, 09/15/2027, Series 1987, Class PE	1	1
7.50%, 03/15/2028, Series 2040, Class PE	2	2
7.50%, 05/15/2028, Series 2054, Class PV	1	1
7.50%, 06/15/2029, Series 2163, Class PC (5)	1	0
7.50%, 11/15/2029, Series 2196, Class TL (5)	0	0
7.50%, 05/15/2030, Series 2234, Class PZ	2	2
7.50%, 08/15/2030, Series 2247, Class Z	2	2
7.50%, 10/15/2030, Series 2262, Class Z (5)	0	0
7.50%, 11/15/2036, Series 3704, Class DT	159	172
7.50%, 12/15/2036, Series 3704, Class ET	138	153
7.90% (30-day Average SOFR + 15.87%, 16.10% Cap), 02/15/2032, Series 2412, Class SP (2)(9)	9	10
8.00%, 09/15/2026, Series 1899, Class ZE (5)	0	0
8.00%, 11/15/2029, Series 2201, Class C	1	1
8.00%, 01/15/2030, Series 2209, Class TC	1	1
8.00%, 01/15/2030, Series 2210, Class Z	6	6
8.00%, 03/15/2030, Series 2224, Class CB	1	2
8.00%, 04/15/2030, Series 2230, Class Z	2	2

The accompanying notes are an integral part of these financial statements.

96

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
8.39% (30-day Average SOFR + 19.35%, 19.66% Cap), 06/15/2036, Series 3523, Class SD (2)(9)	$8	$9
8.50%, 06/15/2031, Series 2359, Class ZB	6	6
8.76% (30-day Average SOFR + 18.33%, 18.60% Cap), 12/15/2032, Series 2571, Class SY (2)(9)	7	7
8.84% (30-day Average SOFR + 19.20%, 19.50% Cap), 02/15/2032, Series 2410, Class QS (2)(9)	9	10
9.00% (30-day Average SOFR + 69.23%, 9.00% Cap), 03/15/2037, Series 3443, Class SY (2)(9)	6	7
9.54% (30-day Average SOFR + 24.15%, 24.57% Cap), 01/15/2036, Series 3102, Class HS (2)(9)	1	1
10.13% (30-day Average SOFR + 27.66%, 28.16% Cap), 02/15/2035, Series 2929, Class MS (2)(9)	13	14
12.61% (30-day Average SOFR + 30.05%, 30.55% Cap), 03/15/2029, Series 2132, Class SB (2)(5)(9)	0	0
Freddie Mac Seasoned Credit Risk Transfer Trust 2017-4
3.50%, 06/25/2057, Series 2017-4, Class MT	2,066	1,884
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-1
3.50%, 05/25/2057, Series 2018-1, Class M60C	7,499	7,017
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-2
3.50%, 11/25/2057, Series 2018-2, Class MT	4,800	4,318
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-4
3.50%, 03/25/2058, Series 2018-4, Class MZ	10,277	7,857
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-1
3.50%, 07/25/2058, Series 2019-1, Class MT	5,542	4,970
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3
3.50%, 10/25/2058, Series 2019-3, Class MB	3,880	3,282
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-4
4.00%, 02/25/2059, Series 2019-4, Class M55D	3,448	3,248
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2020-1
3.00%, 08/25/2059, Series 2020-1, Class M55G	4,242	3,859
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2020-3
3.00%, 05/25/2060, Series 2020-3, Class M5TW	4,460	4,027
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2022-1
3.25%, 11/25/2061, Series 2022-1, Class MTU	7,606	6,633
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2023-1
3.00%, 10/25/2062, Series 2023-1, Class MT	7,634	6,447
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2024-1
3.00%, 11/25/2063, Series 2024-1, Class MT	4,226	3,590
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2024-2
3.50%, 05/25/2064, Series 2024-2, Class MT	9,780	8,586
Freddie Mac STACR REMIC Trust 2021-DNA5
5.52% (30-day Average SOFR + 1.65%), 01/25/2034, Series 2021-DNA5, Class M2 (1)(2)	277	277
Freddie Mac STACR REMIC Trust 2022-DNA2
5.17% (30-day Average SOFR + 1.30%), 02/25/2042, Series 2022-DNA2, Class M1A (1)(2)	822	822
Freddie Mac STACR REMIC Trust 2022-DNA6
6.02% (30-day Average SOFR + 2.15%), 09/25/2042, Series 2022-DNA6, Class M1A (1)(2)	889	894
Freddie Mac STACR REMIC Trust 2022-DNA7
6.37% (30-day Average SOFR + 2.50%), 03/25/2052, Series 2022-DNA7, Class M1A (1)(2)	1,840	1,858
Freddie Mac STACR REMIC Trust 2024-DNA1
5.22% (30-day Average SOFR + 1.35%), 02/25/2044, Series 2024-DNA1, Class M1 (1)(2)	2,439	2,440
Freddie Mac STACR REMIC Trust 2024-DNA2
5.07% (30-day Average SOFR + 1.20%), 05/25/2044, Series 2024-DNA2, Class M1 (1)(2)	1,078	1,079
Freddie Mac STACR REMIC Trust 2025-DNA1
4.92% (30-day Average SOFR + 1.05%), 01/25/2045, Series 2025-DNA1, Class M1 (1)(2)	1,693	1,693
Freddie Mac STACR REMIC Trust 2025-DNA2
4.97% (30-day Average SOFR + 1.10%), 05/25/2045, Series 2025-DNA2, Class A1 (1)(2)	12,021	12,048
Freddie Mac Stacr Remic Trust 2025-Dna3
4.97% (30-day Average SOFR + 1.10%), 09/25/2045, Series 2025-DNA3, Class M1 (1)(2)	5,869	5,879
Freddie Mac Strips
0.00%, 04/01/2028, Series 197, Class PO	6	6
0.00%, 09/15/2043, Series 310, Class PO	296	230
3.00%, 08/15/2042, Series 267, Class 30	439	403
3.00%, 01/15/2043, Series 299, Class 300	87	81
3.50%, 07/15/2042, Series 262, Class 35	1,645	1,555

The accompanying notes are an integral part of these financial statements.

97

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
3.60% (30-day Average SOFR + 7.59%, 7.70% Cap), 08/15/2036, Series 239, Class S30 (2)(9)	$113	$14
4.00%, 05/25/2053, Series 405, Class C20	12,841	2,741
4.60% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 08/15/2042, Series 270, Class F1 (2)	308	304
4.65% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 07/15/2042, Series 264, Class F1 (2)	558	554
4.65% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 08/15/2042, Series 272, Class F2 (2)	297	295
5.00%, 09/15/2035, Series 233, Class 12	31	4
5.00%, 09/15/2035, Series 233, Class 11	36	6
5.00%, 09/15/2035, Series 233, Class 13	56	8
Freddie Mac Structured Pass-Through Certificates
0.00%, 07/25/2043, Series T-57, Class 1AP	10	6
0.00%, 09/25/2043, Series T-58, Class APO	9	8
0.00%, 10/25/2043, Series T-59, Class 1AP	12	6
2.20%, 10/25/2037, Series T-76, Class 2A (4)	528	488
4.32%, 07/25/2033, Series T-48, Class 1A (4)	83	80
4.45%, 07/25/2032, Series T-41, Class 3A (4)	29	27
5.23% (12 Month U.S. Treasury Average + 1.20%, 1.20% Floor), 10/25/2044, Series T-62, Class 1A1 (2)	168	155
5.23%, 05/25/2043, Series T-56, Class A5	309	294
6.50%, 02/25/2043, Series T-54, Class 2A	151	152
7.00%, 02/25/2043, Series T-54, Class 3A	48	50
7.00%, 10/25/2043, Series T-59, Class 1A2	141	149
7.50%, 02/25/2042, Series T-42, Class A5	118	128
7.50%, 08/25/2042, Series T-51, Class 2A (4)	26	26
7.50%, 07/25/2043, Series T-57, Class 1A3	28	30
7.50%, 09/25/2043, Series T-58, Class 4A	147	154
FREMF 2016-K59 Mortgage Trust
3.57%, 11/25/2049, Series 2016-K59, Class B (1)(4)	2,450	2,430
FREMF 2017-KGS1 Mortgage Trust
6.62% (30-day Average SOFR + 2.61%, 2.50% Floor), 10/25/2027, Series 2017-KGL1, Class BFL (1)(2)	3,415	3,340
FREMF 2019-K92 Mortgage Trust
4.20%, 05/25/2052, Series 2019-K92, Class B (1)(4)	6,595	6,546
FREMF 2019-K99 Mortgage Trust
3.65%, 10/25/2052, Series 2019-K99, Class B (1)(4)	10,000	9,625
FREMF 2020-K105 Mortgage Trust
3.53%, 03/25/2053, Series 2020-K105, Class B (1)(4)	17,300	16,640
GCAT 2025-NQM2 Trust
5.60%, 04/25/2070, Series 2025-NQM2, Class A1 (1)(3)	10,257	10,355
GCAT 2025-NQM6 Trust
0.00%, 10/25/2070, Series 2025-NQM6, Class A1 (1)(4)	17,442	17,453
Ginnie Mae
0.00%, 06/16/2033, Series 2003-52, Class AP	10	9
0.00%, 06/20/2034, Series 2004-46, Class PO	19	16
0.00%, 08/20/2035, Series 2010-14, Class CO	45	38
0.00%, 10/20/2035, Series 2005-82, Class PO	11	9
0.00%, 11/20/2035, Series 2010-14, Class BO	16	14
0.00%, 03/20/2036, Series 2006-16, Class OP	14	12
0.00%, 05/20/2036, Series 2006-22, Class AO	20	17
0.00%, 07/20/2036, Series 2006-34, Class PO	3	2
0.00%, 04/16/2037, Series 2007-17, Class JO	27	23
0.00%, 05/20/2037, Series 2007-28, Class BO	4	3
0.00%, 06/16/2037, Series 2007-36, Class HO	7	6
0.00%, 06/16/2037, Series 2007-35, Class PO	73	60
0.00%, 11/16/2037, Series 2009-79, Class OK	72	60
0.00%, 01/20/2038, Series 2008-1, Class PO	3	2
0.00%, 12/20/2040, Series 2010-157, Class OP	165	143
0.00% (1 Month Term SOFR + 3.73%, 3.84% Cap), 10/20/2048, Series 2018-148, Class DS (2)(9)	5,129	129
0.00% (1 Month Term SOFR + 3.69%, 3.80% Cap), 11/20/2048, Series 2018-151, Class SL (2)(9)	3,101	86
0.00% (1 Month Term SOFR + 2.70%, 2.81% Cap), 07/20/2049, Series 2019-92, Class S (2)(9)	16,482	176
0.00% (1 Month Term SOFR + 3.24%, 3.35% Cap), 08/20/2049, Series 2019-99, Class SA (2)(9)	8,223	173

The accompanying notes are an integral part of these financial statements.

98

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
0.00% (1 Month Term SOFR + 3.25%, 0.02% Cap), 01/20/2050, Series 2021-165, Class ST (2)(9)	$2,154	$1
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 03/20/2052, Series 2022-46, Class S (2)(9)	3,563	67
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 03/20/2052, Series 2022-51, Class SC (2)(9)	16,110	299
0.00% (30-day Average SOFR + 3.85%, 3.85% Cap), 04/20/2052, Series 2022-68, Class SP (2)(9)	4,322	136
0.00% (30-day Average SOFR + 3.85%, 3.85% Cap), 04/20/2052, Series 2022-66, Class SB (2)(9)	5,267	142
0.00% (30-day Average SOFR + 3.65%, 3.65% Cap), 05/20/2052, Series 2022-93, Class GS (2)(9)	3,377	66
0.00% (30-day Average SOFR + 3.76%, 3.76% Cap), 07/20/2052, Series 2022-126, Class CS (2)(9)	19,563	408
0.00% (30-day Average SOFR + 3.60%, 3.60% Cap), 08/20/2052, Series 2022-148, Class DS (2)(9)	7,551	134
0.01% (1 Month Term SOFR + 3.75%, 3.86% Cap), 09/20/2048, Series 2018-121, Class KS (2)(9)	4,040	99
0.03% (30-day Average SOFR + 3.95%, 3.95% Cap), 07/20/2052, Series 2022-133, Class SA (2)(9)	7,236	179
0.03% (30-day Average SOFR + 3.95%, 3.95% Cap), 07/20/2052, Series 2022-129, Class SA (2)(9)	38,729	888
0.98% (30-day Average SOFR + 4.90%, 4.90% Cap), 10/20/2052, Series 2022-178, Class SA (2)(9)	15,782	732
1.65%, 01/20/2063, Series 2013-H01, Class FA (5)	0	0
1.65%, 02/20/2063, Series 2013-H04, Class BA	5	5
1.65%, 04/20/2063, Series 2013-H09, Class HA	7	7
1.85% (1 Month Term SOFR + 5.59%, 5.70% Cap), 12/20/2038, Series 2008-93, Class AS (2)(9)	75	4
1.87%, 06/20/2067, Series 2017-H14, Class XI (4)	4,250	106
2.00%, 01/01/2056 (10)	3,120	2,583
2.05% (1 Month Term SOFR + 5.79%, 5.90% Cap), 09/20/2038, Series 2008-76, Class US (2)(9)	68	2
2.07% (30-day Average SOFR + 5.99%, 5.99% Cap), 07/20/2052, Series 2022-125, Class CS (2)(9)	5,748	468
2.10% (1 Month Term SOFR + 5.84%, 5.95% Cap), 02/20/2039, Series 2009-10, Class SA (2)(9)	53	4
2.10% (1 Month Term SOFR + 5.84%, 5.95% Cap), 06/20/2039, Series 2009-43, Class SA (2)(9)	51	2
2.15% (1 Month Term SOFR + 5.89%, 6.00% Cap), 02/16/2041, Series 2011-26, Class CS (2)(9)	8,894	906
2.15% (1 Month Term SOFR + 5.89%, 6.00% Cap), 11/20/2037, Series 2007-73, Class MI (2)(5)(9)	50	0
2.15% (1 Month Term SOFR + 5.89%, 6.00% Cap), 02/20/2038, Series 2009-106, Class ST (2)(9)	378	8
2.15% (1 Month Term SOFR + 5.89%, 6.00% Cap), 08/20/2038, Series 2008-71, Class SC (2)(5)(9)	19	0
2.15% (1 Month Term SOFR + 5.89%, 6.00% Cap), 12/20/2038, Series 2008-96, Class SL (2)(9)	40	1
2.19% (1 Month Term SOFR + 5.93%, 6.04% Cap), 02/20/2039, Series 2009-6, Class SH (2)(5)(9)	32	0
2.23% (1 Month Term SOFR + 5.97%, 6.08% Cap), 11/20/2034, Series 2004-96, Class SC (2)(5)(9)	72	0
2.23% (1 Month Term SOFR + 5.97%, 6.08% Cap), 06/20/2039, Series 2009-42, Class SC (2)(9)	72	6
2.24% (1 Month Term SOFR + 5.98%, 6.09% Cap), 09/20/2039, Series 2009-81, Class SB (2)(9)	140	13
2.25% (1 Month Term SOFR + 5.99%, 6.10% Cap), 02/16/2039, Series 2009-6, Class SA (2)(5)(9)	31	0
2.25% (1 Month Term SOFR + 5.99%, 6.10% Cap), 07/16/2039, Series 2009-64, Class SN (2)(9)	52	3
2.25% (1 Month Term SOFR + 5.99%, 6.10% Cap), 10/20/2034, Series 2004-90, Class SI (2)(9)	113	5
2.30% (1 Month Term SOFR + 6.04%, 6.15% Cap), 02/16/2039, Series 2009-11, Class SC (2)(9)	36	1
2.30% (1 Month Term SOFR + 6.04%, 6.15% Cap), 07/20/2038, Series 2008-60, Class CS (2)(9)	55	1
2.35% (1 Month Term SOFR + 6.09%, 6.20% Cap), 03/20/2037, Series 2007-9, Class CI (2)(9)	55	4
2.35% (1 Month Term SOFR + 6.09%, 6.20% Cap), 04/20/2037, Series 2007-19, Class SD (2)(5)(9)	26	0
2.35% (1 Month Term SOFR + 6.09%, 6.20% Cap), 05/20/2037, Series 2007-26, Class SC (2)(9)	48	1
2.35% (1 Month Term SOFR + 6.09%, 6.20% Cap), 05/20/2037, Series 2007-27, Class SD (2)(9)	53	1
2.35% (1 Month Term SOFR + 6.09%, 6.20% Cap), 06/20/2038, Series 2008-55, Class SA (2)(5)(9)	16	0
2.35% (1 Month Term SOFR + 6.09%, 6.20% Cap), 09/20/2038, Series 2008-81, Class S (2)(9)	142	1
2.40% (1 Month Term SOFR + 6.14%, 6.25% Cap), 08/16/2039, Series 2009-72, Class SM (2)(9)	73	6
2.40% (1 Month Term SOFR + 6.14%, 6.25% Cap), 06/20/2037, Series 2007-36, Class SJ (2)(5)(9)	40	0
2.42% (1 Month Term SOFR + 6.16%, 6.27% Cap), 04/20/2039, Series 2009-22, Class SA (2)(9)	76	6
2.45% (1 Month Term SOFR + 6.19%, 6.30% Cap), 09/20/2035, Series 2005-68, Class KI (2)(9)	164	15
2.45% (1 Month Term SOFR + 6.19%, 6.30% Cap), 04/20/2038, Series 2008-36, Class SH (2)(5)(9)	66	0
2.45% (1 Month Term SOFR + 6.19%, 6.30% Cap), 03/20/2039, Series 2009-31, Class TS (2)(5)(9)	15	0
2.50%, 01/01/2056 (10)	5,165	4,454
2.55% (1 Month Term SOFR + 6.29%, 6.40% Cap), 05/16/2038, Series 2008-40, Class SA (2)(9)	158	8
2.55% (1 Month Term SOFR + 6.29%, 6.40% Cap), 11/16/2039, Series 2009-106, Class AS (2)(9)	119	12
2.62%, 05/20/2067, Series 2017-H11, Class LI (4)	3,473	297
2.62% (1 Month Term SOFR + 6.36%, 6.47% Cap), 06/16/2037, Series 2007-36, Class SE (2)(5)(9)	30	0
2.65% (1 Month Term SOFR + 6.39%, 6.50% Cap), 11/20/2037, Series 2007-76, Class SB (2)(9)	97	1
2.66% (1 Month Term SOFR + 6.40%, 6.51% Cap), 11/20/2037, Series 2007-67, Class SI (2)(5)(9)	52	0
2.69% (1 Month Term SOFR + 6.43%, 6.54% Cap), 11/16/2037, Series 2007-74, Class SL (2)(5)(9)	57	0
2.70% (1 Month Term SOFR + 6.44%, 6.55% Cap), 11/16/2033, Series 2003-97, Class SA (2)(5)(9)	9	0
2.70% (1 Month Term SOFR + 6.44%, 6.55% Cap), 12/16/2033, Series 2003-112, Class SA (2)(5)(9)	23	0

The accompanying notes are an integral part of these financial statements.

99

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
2.70% (1 Month Term SOFR + 6.44%, 6.55% Cap), 09/16/2034, Series 2004-73, Class JL (2)(9)	$83	$8
2.70% (1 Month Term SOFR + 6.44%, 6.55% Cap), 09/20/2037, Series 2007-53, Class ES (2)(9)	46	2
2.70% (1 Month Term SOFR + 6.44%, 6.55% Cap), 11/20/2037, Series 2007-72, Class US (2)(5)(9)	44	0
2.70% (1 Month Term SOFR + 6.44%, 6.55% Cap), 12/20/2037, Series 2007-79, Class SY (2)(5)(9)	64	0
2.75% (1 Month Term SOFR + 6.49%, 6.60% Cap), 05/20/2041, Series 2011-75, Class SM (2)(9)	89	6
2.79% (1 Month Term SOFR + 6.53%, 6.64% Cap), 07/20/2037, Series 2007-45, Class QA (2)(9)	60	4
2.83% (1 Month Term SOFR + 6.57%, 6.68% Cap), 07/20/2037, Series 2007-40, Class SN (2)(9)	57	2
2.85% (1 Month Term SOFR + 6.59%, 6.70% Cap), 10/20/2036, Series 2006-59, Class SD (2)(9)	29	2
2.90% (1 Month Term SOFR + 6.64%, 6.75% Cap), 01/20/2035, Series 2005-3, Class SK (2)(9)	75	4
2.90% (1 Month Term SOFR + 6.64%, 6.75% Cap), 07/20/2037, Series 2007-40, Class SD (2)(9)	42	1
2.95% (1 Month Term SOFR + 6.69%, 6.80% Cap), 06/20/2035, Series 2008-79, Class CS (2)(9)	39	39
2.96% (1 Month Term SOFR + 6.70%, 6.81% Cap), 04/16/2037, Series 2007-17, Class JI (2)(9)	71	5
3.00%, 12/20/2041, Series 2011-157, Class UY	1,000	909
3.00%, 10/20/2045, Series 2015-144, Class HP	456	417
3.00%, 09/20/2047, Series 2017-139, Class BA	621	568
3.00%, 08/20/2050, Series 2020-126, Class BI	6,949	1,158
3.00%, 06/20/2051, Series 2021-114, Class TI	6,734	921
3.00%, 08/20/2051, Series 2022-93, Class IO	23,065	2,473
3.00%, 01/01/2056 (10)	27,080	24,329
3.45% (1 Month Term SOFR + 7.19%, 7.30% Cap), 12/20/2038, Series 2008-95, Class DS (2)(9)	122	1
3.50%, 07/20/2046, Series 2018-160, Class PA	424	420
3.50%, 09/20/2046, Series 2018-34, Class DL	1,036	1,024
3.50%, 01/01/2056 (10)	8,355	7,602
3.63% (1 Month Term SOFR + 7.59%, 7.70% Cap), 02/20/2033, Series 2003-12, Class SP (2)(5)(9)	6	0
3.75%, 01/20/2042, Series 2012-141, Class WC (4)	118	113
3.75% (1 Month Term SOFR + 7.49%, 7.60% Cap), 09/20/2038, Series 2009-25, Class SE (2)(9)	29	1
3.85% (1 Month Term SOFR + 7.59%, 7.70% Cap), 04/16/2038, Series 2008-33, Class XS (2)(9)	29	1
4.00%, 01/01/2056 (10)	8,770	8,283
4.00%, 09/16/2042, Series 2012-141, Class WB (4)	80	77
4.15% (1 Month Term SOFR + 0.41%, 0.30% Floor, 6.50% Cap), 05/16/2037, Series 2007-25, Class FN (2)	24	24
4.40% (1 Month Term SOFR + 8.14%, 8.25% Cap), 08/16/2031, Series 2001-35, Class SA (2)(5)(9)	3	0
4.41%, 04/20/2043, Series 2013-91, Class WA (4)	109	105
4.41% (1 Month Term SOFR + 0.41%, 0.30% Floor, 5.59% Cap), 08/20/2060, Series 2013-H03, Class FA (2)(5)	0	0
4.41% (1 Month Term SOFR + 0.41%, 0.30% Floor), 11/20/2062, Series 2013-H02, Class HF (2)(5)	0	0
4.43% (1 Month Term SOFR + 0.43%, 0.32% Floor, 10.50% Cap), 01/20/2063, Series 2013-H01, Class JA (2)	95	95
4.45% (1 Month Term SOFR + 0.45%, 0.34% Floor, 11.00% Cap), 12/20/2062, Series 2012-H31, Class FD (2)	246	245
4.50%, 01/01/2056 (10)	3,410	3,321
4.52%, 11/16/2041, Series 2012-141, Class WA (4)	143	143
4.52% (1 Month Term SOFR + 0.52%, 0.41% Floor, 11.00% Cap), 03/20/2063, Series 2013-H07, Class HA (2)	68	68
4.53% (1 Month Term SOFR + 0.53%, 0.42% Floor, 10.50% Cap), 02/20/2063, Series 2013-H04, Class SA (2)	53	53
4.54%, 10/20/2041, Series 2014-188, Class W (4)	185	187
4.54% (1 Month Term SOFR + 0.54%, 0.43% Floor, 5.59% Cap), 04/20/2060, Series 2012-H24, Class FG (2)	1	1
4.55% (1 Month Term SOFR + 0.55%, 0.44% Floor, 11.00% Cap), 07/20/2065, Series 2015-H16, Class FL (2)	428	428
4.56% (1 Month Term SOFR + 0.56%, 0.45% Floor, 5.50% Cap), 03/20/2060, Series 2012-H24, Class FA (2)	19	19
4.56% (1 Month Term SOFR + 0.56%, 0.45% Floor, 5.50% Cap), 05/20/2062, Series 2012-H15, Class FA (2)(5)	0	0
4.56% (1 Month Term SOFR + 0.56%, 0.45% Floor, 11.00% Cap), 06/20/2065, Series 2015-H18, Class FA (2)	172	172
4.56% (1 Month Term SOFR + 0.56%, 0.45% Floor, 11.00% Cap), 08/20/2067, Series 2017-H19, Class FA (2)	110	109
4.58% (1 Month Term SOFR + 0.58%, 0.47% Floor), 08/20/2061, Series 2011-H19, Class FA (2)	37	37
4.58% (1 Month Term SOFR + 0.58%, 0.47% Floor, 10.50% Cap), 03/20/2063, Series 2013-H07, Class GA (2)	19	19
4.58% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 06/20/2063, Series 2013-H14, Class FD (2)	128	128
4.58% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 07/20/2064, Series 2014-H14, Class GF (2)	178	178
4.58% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 09/20/2064, Series 2014-H19, Class FE (2)	591	591
4.58% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 08/20/2065, Series 2015-H20, Class FA (2)	96	96
4.59% (1 Month Term SOFR + 0.59%, 0.48% Floor, 11.00% Cap), 02/20/2065, Series 2015-H05, Class FC (2)	622	622
4.59% (1 Month Term SOFR + 0.59%, 0.48% Floor, 11.00% Cap), 03/20/2065, Series 2015-H08, Class FC (2)	913	913
4.60% (1 Month Term SOFR + 0.71%, 0.60% Floor, 4.60% Cap), 10/20/2062, Series 2012-H24, Class FE (2)	3	3
4.61%, 10/20/2042, Series 2014-41, Class W (4)	364	367
4.61% (1 Month Term SOFR + 0.61%, 0.50% Floor, 10.66% Cap), 03/20/2061, Series 2011-H11, Class FA (2)	170	170

The accompanying notes are an integral part of these financial statements.

100

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
4.61% (1 Month Term SOFR + 0.61%, 0.50% Floor), 01/20/2063, Series 2013-H01, Class TA (2)	$4	$4
4.61% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 06/20/2064, Series 2014-H11, Class VA (2)	612	612
4.61% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H15, Class FA (2)	459	460
4.61% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H17, Class FC (2)	473	473
4.61% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 12/20/2064, Series 2015-H03, Class FA (2)	193	193
4.61% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 06/20/2067, Series 2017-H14, Class FV (2)	1,188	1,188
4.63% (1 Month Term SOFR + 0.63%, 0.52% Floor, 11.50% Cap), 10/20/2062, Series 2012-H29, Class FA (2)	97	97
4.66% (1 Month Term SOFR + 0.66%, 0.55% Floor), 10/20/2061, Series 2012-H26, Class JA (2)(5)	0	0
4.66% (1 Month Term SOFR + 0.66%, 0.55% Floor), 04/20/2062, Series 2013-H07, Class MA (2)(5)	0	0
4.66% (1 Month Term SOFR + 0.66%, 0.55% Floor), 07/20/2062, Series 2012-H26, Class MA (2)	5	5
4.67% (1 Month Term SOFR + 0.93%, 0.82% Floor, 7.00% Cap), 07/20/2038, Series 2008-58, Class FA (2)	123	123
4.67% (1 Month Term SOFR + 0.67%, 0.56% Floor, 11.00% Cap), 03/20/2067, Series 2017-H09, Class DF (2)	1,262	1,264
4.69% (1 Month Term SOFR + 0.58%, 11.00% Cap), 02/20/2065, Series 2015-H07, Class ES (2)	183	183
4.69% (1 Month Term SOFR + 0.69%, 0.58% Floor), 09/20/2062, Series 2012-H28, Class FA (2)	2	2
4.70%, 09/20/2041, Series 2013-26, Class AK (4)	99	100
4.71% (1 Month Term SOFR + 0.71%, 0.60% Floor, 11.00% Cap), 04/20/2064, Series 2014-H09, Class TA (2)	151	152
4.71% (1 Month Term SOFR + 0.71%, 0.60% Floor), 04/20/2064, Series 2014-H10, Class TA (2)	833	834
4.71% (1 Month Term SOFR + 0.71%, 0.60% Floor, 11.00% Cap), 05/20/2064, Series 2014-H07, Class FA (2)	1,150	1,151
4.71% (1 Month Term SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 10/20/2064, Series 2014-H20, Class LF (2)	395	395
4.76%, 03/20/2048, Series 2020-30, Class PT (4)	4,596	4,677
4.76% (1 Month Term SOFR + 0.76%, 0.65% Floor), 05/20/2061, Series 2012-H21, Class DF (2)(5)	0	0
4.76% (1 Month Term SOFR + 0.76%, 0.65% Floor, 11.00% Cap), 01/20/2064, Series 2014-H01, Class FD (2)	99	99
4.76% (1 Month Term SOFR + 0.76%, 0.65% Floor, 11.00% Cap), 02/20/2064, Series 2014-H04, Class FB (2)	256	257
4.76% (1 Month Term SOFR + 0.76%, 0.65% Floor, 11.00% Cap), 03/20/2064, Series 2014-H06, Class HB (2)	176	177
4.80% (1 Month Term SOFR + 0.80%, 0.69% Floor, 11.00% Cap), 02/20/2064, Series 2014-H05, Class FA (2)	422	423
4.81% (1 Month Term SOFR + 0.81%, 0.70% Floor), 05/20/2061, Series 2012-H21, Class CF (2)(5)	0	0
4.81% (1 Month Term SOFR + 0.81%, 0.70% Floor, 11.00% Cap), 04/20/2062, Series 2012-H08, Class FS (2)	193	194
4.87%, 11/20/2042, Series 2013-54, Class WA (4)	81	82
5.00%, 01/01/2056 (10)	22,485	22,432
5.08%, 06/20/2040, Series 2013-75, Class WA (4)	49	51
5.14%, 07/20/2060, Series 2010-H17, Class XQ (4)	2	2
5.28%, 01/20/2039, Series 2014-6, Class W (4)	212	219
5.39% (1 Month Term SOFR + 1.39%, 1.28% Floor), 02/20/2071, Series 2021-H03, Class LF (2)	11,270	11,498
5.50%, 04/20/2033, Series 2003-25, Class PZ	56	56
5.50%, 03/16/2034, Series 2004-17, Class MZ	879	877
5.50%, 07/20/2035, Series 2005-56, Class IC	8	1
5.50%, 09/20/2035, Series 2005-72, Class AZ	29	29
5.50%, 02/20/2038, Series 2008-17, Class IO (5)	10	0
5.50%, 05/20/2039, Series 2009-33, Class CI	11	1
5.50%, 09/20/2039, Series 2009-75, Class MN	300	317
5.50%, 10/20/2039, Series 2009-87, Class BE	282	295
5.50%, 01/01/2056 (10)	24,870	25,111
5.55%, 01/20/2038, Series 2015-137, Class WA (4)	206	214
5.56%, 10/20/2036, Series 2006-57, Class PZ	49	49
5.58%, 08/20/2038, Series 2012-59, Class WA (4)	77	79
5.58%, 07/20/2040, Series 2011-137, Class WA (4)	80	84
5.66%, 08/20/2034, Series 2010-103, Class WA (4)	18	18
5.70% (1 Month Term SOFR + 13.17%, 13.40% Cap), 10/20/2037, Series 2008-7, Class SP (2)(9)	7	7
5.76%, 02/20/2037, Series 2011-22, Class WA (4)	14	15
5.81%, 10/20/2033, Series 2010-41, Class WA (4)	32	33
5.81%, 04/20/2037, Series 2010-129, Class AW (4)	25	25
5.84%, 12/20/2038, Series 2011-163, Class WA (4)	163	169
6.00%, 09/16/2033, Series 2003-75, Class ZX	32	32
6.00%, 06/20/2034, Series 2004-49, Class Z	81	81
6.00%, 12/20/2035, Series 2005-91, Class PI	16	1
6.00%, 06/20/2038, Series 2008-50, Class KB	33	34
6.00%, 05/20/2039, Series 2009-33, Class TI	15	1
6.00%, 01/01/2056 (10)	11,435	11,653

The accompanying notes are an integral part of these financial statements.

101

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
6.08%, 11/20/2038, Series 2011-97, Class WA (4)	$34	$35
6.50%, 07/20/2032, Series 2002-52, Class GH	19	19
6.50%, 01/20/2033, Series 2003-58, Class BE	27	27
6.50%, 05/20/2033, Series 2003-46, Class MG	20	20
6.50%, 07/20/2036, Series 2006-33, Class Z	90	93
6.50%, 08/20/2036, Series 2006-38, Class ZK	110	110
6.50%, 03/20/2039, Series 2009-14, Class KI	18	1
6.50%, 03/20/2039, Series 2009-14, Class NI	41	2
6.50%, 01/01/2056 (10)	13,305	13,753
7.00% (1 Month Term SOFR + 43.78%, 7.00% Cap), 09/20/2034, Series 2004-71, Class ST (2)(9)	8	8
7.00%, 10/16/2040, Series 2010-130, Class CP	127	136
7.16% (1 Month Term SOFR + 16.16%, 16.43% Cap), 06/17/2035, Series 2005-68, Class DP (2)(9)	15	17
8.00% (1 Month Term SOFR + 20.45%, 20.83% Cap), 08/16/2035, Series 2005-66, Class SP (2)(9)	5	5
8.15% (1 Month Term SOFR + 22.30%, 22.73% Cap), 08/20/2035, Series 2005-65, Class SA (2)(9)	3	3
8.25% (1 Month Term SOFR + 16.47%, 16.72% Cap), 05/18/2034, Series 2005-7, Class JM (2)(5)(9)	0	0
8.40% (1 Month Term SOFR + 19.61%, 19.95% Cap), 11/20/2037, Series 2008-7, Class SK (2)(9)	5	5
8.66% (1 Month Term SOFR + 19.86%, 20.21% Cap), 09/20/2037, Series 2007-53, Class SW (2)(9)	10	11
9.08% (1 Month Term SOFR + 19.35%, 19.66% Cap), 04/16/2034, Series 2004-28, Class S (2)(9)	10	11
10.27% (1 Month Term SOFR + 23.96%, 24.38% Cap), 10/16/2034, Series 2004-89, Class LS (2)(9)	6	6
10.57% (1 Month Term SOFR + 28.90%, 29.46% Cap), 09/20/2034, Series 2004-71, Class SB (2)(9)	8	9
Ginnie Mae I Pool
3.00%, 05/15/2043	176	162
3.00%, 07/15/2045	439	397
3.50%, 01/15/2042	1,446	1,355
3.50%, 03/15/2043	602	562
3.50%, 04/15/2043	1,178	1,099
3.50%, 06/15/2043	637	595
3.50%, 07/15/2043	277	258
4.00%, 06/15/2039	136	131
4.00%, 10/15/2040	71	68
4.50%, 04/15/2040	508	508
5.50%, 04/15/2033	101	104
5.50%, 06/15/2033	1	1
5.50%, 12/15/2033	3	3
5.50%, 07/15/2034	2	2
5.50%, 09/15/2034	1	1
6.50%, 03/15/2028	1	1
6.50%, 09/15/2028	2	2
6.50%, 10/15/2028 (5)	0	0
6.50%, 01/15/2032	16	16
6.50%, 07/15/2032	1	1
6.50%, 02/15/2033	5	5
6.50%, 04/15/2033	4	4
6.50%, 12/15/2035	14	15
7.00%, 09/15/2031	16	17
7.00%, 02/15/2033	3	3
7.00%, 06/15/2033	6	6
7.00%, 06/15/2035	34	36
7.00%, 04/15/2037	5	5
7.50%, 07/15/2027 (5)	0	0
7.50%, 09/15/2028 (5)	0	0
7.50%, 10/15/2037	10	11
Ginnie Mae II Pool
2.00%, 10/20/2050	4,575	3,686
2.00%, 10/20/2050	16,164	13,396
2.00%, 01/20/2051	5,906	4,893
2.00%, 02/20/2051	1,440	1,166
2.00%, 03/20/2051	3,607	2,989

The accompanying notes are an integral part of these financial statements.

102

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
2.00%, 07/20/2051	$4,259	$3,528
2.00%, 08/20/2051	2,765	2,291
2.00%, 10/20/2051	9,366	7,759
2.00%, 11/20/2051	12,395	10,268
2.00%, 12/20/2051	5,112	4,235
2.00%, 01/20/2052	14,902	12,346
2.00%, 04/20/2052	2,261	1,873
2.50%, 12/20/2046	773	679
2.50%, 06/20/2050	1,441	1,246
2.50%, 09/20/2050	44	38
2.50%, 09/20/2050	2,354	2,024
2.50%, 09/20/2050	3,881	3,388
2.50%, 10/20/2050	203	175
2.50%, 11/20/2050	155	134
2.50%, 01/20/2051	1,666	1,439
2.50%, 02/20/2051	11,014	9,509
2.50%, 03/20/2051	10,060	8,633
2.50%, 03/20/2051	12,727	10,984
2.50%, 03/20/2051	18,086	15,385
2.50%, 04/20/2051	10,398	8,974
2.50%, 05/20/2051	7,801	6,732
2.50%, 06/20/2051	11,572	9,940
2.50%, 08/20/2051	44,696	38,575
2.50%, 09/20/2051	5,907	5,065
2.50%, 09/20/2051	6,632	5,724
2.50%, 10/20/2051	5,750	4,962
2.50%, 11/20/2051	16,047	13,849
2.50%, 12/20/2051	9,804	8,461
2.50%, 01/20/2052	6,069	5,238
2.50%, 03/20/2052	9,297	8,024
2.50%, 03/20/2052	21,054	18,170
2.50%, 12/20/2052	9,085	7,849
2.50%, 02/20/2053	2,601	2,251
2.50%, 08/20/2053	15,646	13,536
2.50%, 12/20/2053	9,226	7,972
2.50%, 02/20/2054	7,240	6,262
2.50%, 04/20/2054	4,127	3,565
2.50%, 05/20/2054	11,934	10,312
2.94%, 10/20/2070 (4)	6,028	5,503
2.99%, 12/20/2070 (4)	3,308	3,015
3.00%, 06/20/2042	107	99
3.00%, 08/20/2042	1,364	1,251
3.00%, 11/20/2042	772	716
3.00%, 12/20/2042	397	367
3.00%, 01/20/2043	392	363
3.00%, 04/20/2043	965	892
3.00%, 09/20/2043	301	278
3.00%, 10/20/2043	47	44
3.00%, 01/20/2044	272	251
3.00%, 07/20/2044	100	92
3.00%, 12/20/2044	163	148
3.00%, 04/20/2045	1,462	1,337
3.00%, 05/20/2045	260	237
3.00%, 07/20/2045	627	573
3.00%, 10/20/2045	717	655
3.00%, 11/20/2045	175	160
3.00%, 02/20/2046	251	230
3.00%, 04/20/2046	1,483	1,350

The accompanying notes are an integral part of these financial statements.

103

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
3.00%, 05/20/2046	$63	$58
3.00%, 07/20/2046	4,917	4,480
3.00%, 08/20/2046	9,210	8,382
3.00%, 09/20/2046	420	383
3.00%, 01/20/2047	996	907
3.00%, 02/20/2047	1,492	1,360
3.00%, 03/20/2047	159	144
3.00%, 07/20/2049	1,568	1,417
3.00%, 09/20/2049	228	206
3.00%, 10/20/2049	4,277	3,865
3.00%, 11/20/2049	6,342	5,724
3.00%, 12/20/2049	5,220	4,709
3.00%, 01/20/2050	6,659	6,003
3.00%, 09/20/2050	2,150	1,933
3.00%, 09/20/2050	5,864	5,271
3.00%, 05/20/2051	5,940	5,345
3.00%, 07/20/2051	3,053	2,747
3.00%, 08/20/2051	6,343	5,707
3.00%, 09/20/2051	2,893	2,603
3.00%, 10/20/2051	5,313	4,780
3.00%, 12/20/2051	4,824	4,453
3.00%, 07/20/2052	32,890	29,591
3.00%, 01/20/2055	2,729	2,455
3.03%, 06/20/2070 (4)	4,402	4,040
3.07%, 09/20/2070 (4)	3,745	3,440
3.10%, 12/20/2071 (4)	9,335	8,508
3.40%, 04/20/2072 (4)	2,690	2,477
3.50%, 05/20/2042	10,891	10,295
3.50%, 06/20/2042	7,052	6,669
3.50%, 10/20/2042	1,509	1,421
3.50%, 11/20/2042	520	492
3.50%, 05/20/2043	364	344
3.50%, 03/20/2045	372	347
3.50%, 04/20/2045	2,829	2,639
3.50%, 10/20/2045	2,387	2,224
3.50%, 01/20/2046	1,453	1,354
3.50%, 02/20/2046	3,876	3,611
3.50%, 03/20/2046	1,238	1,154
3.50%, 04/20/2046	9,141	8,516
3.50%, 05/20/2046	2,880	2,683
3.50%, 06/20/2046	1,260	1,155
3.50%, 07/20/2046	2,587	2,393
3.50%, 08/20/2046	388	361
3.50%, 09/20/2046	1,939	1,805
3.50%, 11/20/2046	464	432
3.50%, 12/20/2046	2,088	1,939
3.50%, 01/20/2047	13	12
3.50%, 02/20/2047	2,284	2,124
3.50%, 03/20/2047	137	128
3.50%, 04/20/2047	2,292	2,131
3.50%, 05/20/2047	2,977	2,767
3.50%, 07/20/2047	1,628	1,512
3.50%, 08/20/2047	86	81
3.50%, 09/20/2047	2,771	2,564
3.50%, 11/20/2047	3,740	3,482
3.50%, 12/20/2047	696	648
3.50%, 04/20/2048	2,584	2,397
3.50%, 03/20/2049	620	572

The accompanying notes are an integral part of these financial statements.

104

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
3.50%, 04/20/2049	$2,311	$2,132
3.50%, 06/20/2049	12,428	11,481
3.50%, 07/20/2049	1,157	1,069
3.50%, 08/20/2049	7,102	6,542
3.50%, 11/20/2049	2,533	2,244
3.50%, 08/20/2050	5,860	5,336
3.50%, 01/20/2051	6,549	5,883
3.50%, 02/20/2051	1,546	1,426
3.50%, 06/20/2051	1,353	1,250
3.50%, 02/20/2052	1,569	1,437
3.50%, 02/20/2052	2,483	2,272
3.50%, 02/20/2052	4,656	4,183
3.50%, 02/20/2052	10,896	9,999
3.50%, 04/20/2052	12,777	11,733
3.50%, 07/20/2052	10,167	9,349
4.00%, 10/20/2040	612	595
4.00%, 06/20/2042	871	847
4.00%, 10/20/2042	1,996	1,940
4.00%, 12/20/2042	1,018	990
4.00%, 02/20/2043	444	432
4.00%, 10/20/2043	1,139	1,105
4.00%, 11/20/2044	5,653	5,465
4.00%, 12/20/2044	4,020	3,887
4.00%, 03/20/2045	129	125
4.00%, 05/20/2045	1,510	1,460
4.00%, 07/20/2045	854	825
4.00%, 08/20/2045	3,333	3,210
4.00%, 11/20/2045	1,087	1,050
4.00%, 01/20/2046	257	249
4.00%, 03/20/2046	277	268
4.00%, 04/20/2046	723	698
4.00%, 05/20/2046	1,235	1,192
4.00%, 06/20/2046	580	561
4.00%, 11/20/2046	515	497
4.00%, 02/20/2047	752	725
4.00%, 03/20/2047	1,520	1,466
4.00%, 05/20/2047	119	115
4.00%, 05/20/2047	126	122
4.00%, 06/20/2047	972	937
4.00%, 07/20/2047	2,593	2,504
4.00%, 09/20/2047	749	721
4.00%, 12/20/2047	995	958
4.00%, 01/20/2048	917	881
4.00%, 02/20/2048	102	98
4.00%, 03/20/2048	1,001	963
4.00%, 06/20/2048	1,634	1,570
4.00%, 12/20/2048	646	620
4.00%, 02/20/2049	6,834	6,554
4.00%, 01/20/2050	1,908	1,825
4.00%, 12/20/2051	3,682	3,435
4.00%, 12/20/2051	9,702	9,050
4.00%, 04/20/2052	3,311	3,155
4.00%, 06/20/2052	8,168	7,785
4.00%, 08/20/2052	24,959	23,742
4.00%, 10/20/2052	32,079	30,515
4.00%, 11/20/2052	3,591	3,416
4.00%, 07/20/2065	18,710	17,844
4.25%, 12/20/2047	784	754

The accompanying notes are an integral part of these financial statements.

105

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
4.50%, 06/20/2040	$214	$215
4.50%, 01/20/2041	190	191
4.50%, 03/20/2041	167	169
4.50%, 05/20/2041	83	84
4.50%, 06/20/2041	604	605
4.50%, 09/20/2041	205	206
4.50%, 09/20/2043	458	457
4.50%, 10/20/2043	879	877
4.50%, 12/20/2043	490	489
4.50%, 10/20/2045	5,089	5,070
4.50%, 01/20/2046	731	728
4.50%, 07/20/2046	344	343
4.50%, 09/20/2046	617	618
4.50%, 11/20/2046	992	989
4.50%, 03/20/2047	173	172
4.50%, 07/20/2047	1,662	1,653
4.50%, 08/20/2047	430	428
4.50%, 09/20/2047	2,241	2,234
4.50%, 01/20/2048	313	312
4.50%, 02/20/2048	1,372	1,364
4.50%, 03/20/2048	157	156
4.50%, 04/20/2048	130	129
4.50%, 04/20/2048	636	622
4.50%, 04/20/2048	916	903
4.50%, 04/20/2048	992	974
4.50%, 05/20/2048	667	651
4.50%, 05/20/2048	1,566	1,522
4.50%, 05/20/2048	2,076	2,040
4.50%, 09/20/2048	323	320
4.50%, 11/20/2049	4,231	4,123
4.50%, 10/20/2052	18,606	18,258
4.50%, 01/20/2053	10,087	9,888
4.50%, 05/20/2053	5,550	5,436
5.00%, 10/20/2037	125	129
5.00%, 07/20/2040	56	57
5.00%, 06/20/2044	246	253
5.00%, 07/20/2044	208	213
5.00%, 08/20/2045	283	290
5.00%, 09/20/2046	638	656
5.00%, 10/20/2047	82	84
5.00%, 11/20/2047	412	421
5.00%, 06/20/2048	613	621
5.00%, 07/20/2048	216	220
5.00%, 07/20/2048	925	925
5.00%, 02/20/2049	2,110	2,142
5.00%, 07/20/2049	264	272
5.00%, 08/20/2049	4,491	4,593
5.00%, 09/20/2049	2,239	2,239
5.00%, 05/20/2052	2,773	2,749
5.00%, 10/20/2052	942	944
5.00%, 11/20/2052	1,798	1,801
5.00%, 12/20/2052	1,410	1,413
5.00%, 03/20/2053	10,600	10,606
5.00%, 04/20/2053	2,268	2,272
5.00%, 10/20/2054	14,027	14,011
5.00%, 12/20/2054	2,654	2,651
5.12% (1 Year CMT Index + 1.48%, 1.48% Floor, 6.60% Cap), 11/20/2071 (2)	3,339	3,463
5.22% (1 Year CMT Index + 1.58%, 1.58% Floor, 6.72% Cap), 11/20/2071 (2)	4,234	4,402

The accompanying notes are an integral part of these financial statements.

106

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
5.27% (1 Year CMT Index + 1.64%, 1.64% Floor, 6.76% Cap), 11/20/2071 (2)	$3,811	$3,979
5.27% (1 Year CMT Index + 1.65%, 1.64% Floor, 8.70% Cap), 05/20/2072 (2)	10,486	10,972
5.30% (1 Year CMT Index + 1.66%, 1.65% Floor, 8.23% Cap), 04/20/2072 (2)	13,638	14,261
5.35% (1 Year CMT Index + 1.71%, 1.71% Floor, 7.86% Cap), 03/20/2072 (2)	10,675	11,182
5.35% (1 Year CMT Index + 1.70%, 1.70% Floor, 8.40% Cap), 04/20/2072 (2)	10,093	10,555
5.37% (1 Year CMT Index + 1.73%, 1.73% Floor, 8.38% Cap), 04/20/2072 (2)	9,301	9,729
5.38% (1 Year CMT Index + 1.72%, 1.73% Floor, 6.81% Cap), 08/20/2071 (2)	9,690	10,132
5.39% (1 Year CMT Index + 1.74%, 1.74% Floor, 6.85% Cap), 10/20/2071 (2)	10,923	11,416
5.39% (1 Year CMT Index + 1.74%, 1.74% Floor, 6.85% Cap), 10/20/2071 (2)	10,893	11,395
5.39% (1 Year CMT Index + 1.76%, 1.76% Floor, 6.92% Cap), 11/20/2071 (2)	11,982	12,547
5.42% (1 Year CMT Index + 1.78%, 1.77% Floor, 6.91% Cap), 11/20/2071 (2)	10,499	10,998
5.42% (1 Year CMT Index + 1.77%, 1.77% Floor, 6.99% Cap), 12/20/2071 (2)	10,219	10,711
5.43% (1 Year CMT Index + 1.78%, 1.78% Floor, 6.85% Cap), 09/20/2071 (2)	10,036	10,521
5.45% (1 Year CMT Index + 1.83%, 1.82% Floor, 9.67% Cap), 07/20/2072 (2)	10,724	11,318
5.46% (1 Year CMT Index + 1.82%, 1.82% Floor, 6.89% Cap), 08/20/2071 (2)	9,501	9,968
5.47% (1 Year CMT Index + 1.85%, 1.85% Floor, 8.57% Cap), 04/20/2072 (2)	3,233	3,402
5.50%, 09/20/2039	35	36
5.50%, 05/20/2053	7,611	7,740
5.50%, 07/20/2053	1,303	1,335
5.50%, 04/20/2054	7,804	7,936
5.50%, 08/20/2054	18,140	18,351
5.50%, 12/20/2054	21,064	21,309
5.60% (1 Year CMT Index + 1.97%, 1.97% Floor, 8.16% Cap), 03/20/2072 (2)	9,494	10,010
6.00%, 03/20/2028 (5)	0	0
6.00%, 11/20/2033	1	1
6.00%, 09/20/2038	142	152
6.00%, 11/20/2038	1	1
6.00%, 08/20/2039	55	57
6.00%, 01/20/2053	1,625	1,669
6.00%, 08/20/2053	8,330	8,593
6.00%, 10/20/2053	10,532	10,862
6.00%, 06/20/2054	8,720	8,901
6.00%, 08/20/2054	7,708	7,867
6.00%, 07/20/2064	3,941	4,009
6.50%, 07/20/2029	13	13
7.00%, 08/20/2038	6	6
7.00%, 07/20/2054	13,343	13,784
7.00%, 08/20/2054	4,249	4,422
7.00%, 01/20/2055	6,951	7,163
7.00%, 02/20/2055	570	587
7.50%, 02/20/2028 (5)	0	0
7.50%, 09/20/2028	1	1
8.00%, 06/20/2026 (5)	0	0
8.00%, 08/20/2026 (5)	0	0
8.00%, 09/20/2026 (5)	0	0
8.00%, 11/20/2026 (5)	0	0
8.00%, 10/20/2027 (5)	0	0
8.00%, 11/20/2027 (5)	0	0
8.00%, 12/20/2027 (5)	0	0
GMACM Mortgage Loan Trust 2005-AR3
4.38%, 06/19/2035, Series 2005-AR3, Class 3A4 (4)	18	17
GS Mortgage Securities Trust
4.26%, 07/10/2051, Series 2018-GS10, Class A3 (4)	28,521	28,298
GS Mortgage Securities Trust 2016-GS4
3.18%, 11/10/2049, Series 2016-GS4, Class A3	9,086	9,029
GS Mortgage Securities Trust 2019-GC39
3.57%, 05/10/2052, Series 2019-GC39, Class A4	1,154	1,108
GS Mortgage-Backed Securities Trust 2024-RPL2
3.75%, 07/25/2061, Series 2024-RPL2, Class A1 (1)(4)	1,879	1,845

The accompanying notes are an integral part of these financial statements.

107

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
GS Mortgage-Backed Securities Trust 2024-RPL4
3.90%, 09/25/2061, Series 2024-RPL4, Class A1 (1)(3)	$3,216	$3,170
GSMPS Mortgage Loan Trust 2004-4
4.25% (1 Month Term SOFR + 0.51%, 0.40% Floor), 06/25/2034, Series 2004-4, Class 1AF (1)(2)	26	23
GSMPS Mortgage Loan Trust 2005-RP2
4.20% (1 Month Term SOFR + 0.46%, 0.35% Floor), 03/25/2035, Series 2005-RP2, Class 1AF (1)(2)	46	43
GSMPS Mortgage Loan Trust 2005-RP3
0.14%, 09/25/2035, Series 2005-RP3, Class 1AS (1)(4)	240	5
4.20% (1 Month Term SOFR + 0.46%, 0.35% Floor, 9.50% Cap), 09/25/2035, Series 2005-RP3, Class 1AF (1)(2)	326	280
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033, Series 2003-3F, Class 4A3	3	3
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034, Series 2004-13F, Class 3A3	9	9
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034, Series 2004-6F, Class 2A4	17	17
6.50%, 05/25/2034, Series 2004-6F, Class 3A4	15	15
GSR Mortgage Loan Trust 2005-5F
4.35% (1 Month Term SOFR + 0.61%, 0.50% Floor, 5.50% Cap), 06/25/2035, Series 2005-5F, Class 8A3 (2)	7	7
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035, Series 2005-7F, Class 3A9	36	36
GSR Mortgage Loan Trust 2005-AR6
4.60%, 09/25/2035, Series 2005-AR6, Class 3A1 (4)	2	2
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036, Series 2006-1F, Class 1A3	2	18
6.00%, 02/25/2036, Series 2006-1F, Class 2A4	160	65
HPA 2022-SFR1
3.95%, 04/15/2026, Series 2022-SFR1 (4)	1,791	1,778
Impac CMB Trust Series 2004-4
5.24%, 09/25/2034, Series 2004-4, Class 2A2 (3)	4	4
Impac CMB Trust Series 2005-4
4.45% (1 Month Term SOFR + 0.41%, 0.30% Floor, 10.25% Cap), 05/25/2035, Series 2005-4, Class 2A1 (2)	39	38
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033, Series 2003-2, Class A1	29	22
Impac Secured Assets Trust 2006-1
4.55% (1 Month Term SOFR + 0.81%, 0.70% Floor, 11.50% Cap), 05/25/2036, Series 2006-1, Class 2A1 (2)	42	40
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.00%, 02/15/2051, Series 2007-LD12, Class X (4)(5)	93	0
JP Morgan Chase Commercial Mortgage Securities Trust 2019-BKWD
5.37% (1 Month Term SOFR + 1.61%, 1.00% Floor), 09/15/2029, Series 2019-BKWD, Class A (1)(2)	3,553	3,450
JP Morgan Mortgage Trust 2004-A4
6.74%, 09/25/2034, Series 2004-A4, Class 1A1 (4)	1	1
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034, Series 2004-S1, Class 1A7	2	2
JP Morgan Mortgage Trust 2005-A1
5.44%, 02/25/2035, Series 2005-A1, Class 3A4 (4)	14	13
JP Morgan Mortgage Trust 2006-A2
6.31%, 11/25/2033, Series 2006-A2, Class 5A3 (4)	33	33
6.45%, 08/25/2034, Series 2006-A2, Class 4A1 (4)	108	110
JP Morgan Mortgage Trust 2006-A3
4.95%, 08/25/2034, Series 2006-A3, Class 6A1 (4)	11	11
JP Morgan Mortgage Trust 2006-A7
4.40%, 01/25/2037, Series 2006-A7, Class 2A4R (4)	34	27
JP Morgan Mortgage Trust 2007-A1
6.03%, 07/25/2035, Series 2007-A1, Class 5A1 (4)	10	10
6.03%, 07/25/2035, Series 2007-A1, Class 5A2 (4)	151	150
JP Morgan Mortgage Trust 2007-A2
5.42%, 04/25/2037, Series 2007-A2, Class 2A3 (4)	79	59

The accompanying notes are an integral part of these financial statements.

108

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.46%, 03/15/2050, Series 2017-JP5, Class A4	$2,277	$2,266
JPMCC Commercial Mortgage Securities Trust 2017-JP7
3.19%, 09/15/2050, Series 2017-JP7, Class A4	20,000	19,692
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036, Series 2013-GCP, Class A2 (1)	1,027	967
LCCM 2017-LC26
3.29%, 07/12/2050, Series 2017-LC26, Class A3 (1)	14,406	14,209
Legacy Mortgage Asset Trust 2021-GS1
5.89%, 10/25/2066, Series 2021-GS1, Class A1 (1)(3)	3,885	3,886
Legacy Mortgage Asset Trust 2021-GS2
5.75%, 04/25/2061, Series 2021-GS2, Class A1 (1)(3)	3,999	4,000
Legacy Mortgage Asset Trust 2021-GS4
5.65%, 11/25/2060, Series 2021-GS4, Class A1 (1)(3)	1,572	1,573
Lehman Mortgage Trust 2006-2
5.74%, 04/25/2036, Series 2006-2, Class 1A1 (4)	34	21
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037, Series 2007-6, Class 1A8	2	1
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038, Series 2008-2, Class 1A6	214	49
Lhome Mortgage Trust 2025-Rtl2
5.61%, 04/25/2040, Series 2025-RTL2, Class A1 (1)(4)	6,495	6,543
LHOME Mortgage Trust 2025-RTL3
5.24%, 08/25/2040, Series 2025-RTL3, Class A1 (1)(3)	5,315	5,330
MASTR Adjustable Rate Mortgages Trust 2004-13
6.29%, 04/21/2034, Series 2004-13, Class 2A1 (4)	32	31
MASTR Adjustable Rate Mortgages Trust 2004-15
6.76%, 12/25/2034, Series 2004-15, Class 3A1 (4)	5	5
MASTR Adjustable Rate Mortgages Trust 2004-3
4.24%, 04/25/2034, Series 2004-3, Class 4A2 (4)	12	10
MASTR Alternative Loan Trust 2003-9
6.00%, 01/25/2034, Series 2003-9, Class 8A1	7	7
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034, Series 2004-3, Class 3A1	68	69
6.25%, 04/25/2034, Series 2004-3, Class 2A1	12	12
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034, Series 2004-6, Class 30PO	13	10
6.00%, 07/25/2034, Series 2004-6, Class 7A1	8	8
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034, Series 2004-7, Class 30PO	7	5
MASTR Alternative Loan Trust 2005-6
5.50%, 12/25/2035, Series 2005-6, Class 3A1	6	6
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033, Series 2003-12, Class 30PO (5)	0	0
5.00%, 12/25/2033, Series 2003-12, Class 6A1	4	4
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034, Series 2004-1, Class 30PO	1	1
MASTR Asset Securitization Trust 2004-4
5.25%, 12/26/2033, Series 2004-4, Class 1A6	13	13
MASTR Reperforming Loan Trust 2005-2
4.20% (1 Month Term SOFR + 0.46%, 0.35% Floor, 9.50% Cap), 05/25/2035, Series 2005-2, Class 1A1F (1)(2)	551	259
MASTR Reperforming Loan Trust 2006-2
4.30%, 05/25/2036, Series 2006-2, Class 1A1 (1)(4)	55	45
MASTR Resecuritization Trust 2005-PO
0.00%, 05/28/2035, Series 2005-PO, Class 3PO (1)	7	5
Merrill Lynch Mortgage Investors Trust Series 2003-A5
6.22%, 08/25/2033, Series 2003-A5, Class 2A6 (4)	7	7

The accompanying notes are an integral part of these financial statements.

109

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
4.47% (1 Month Term SOFR + 0.73%, 0.62% Floor, 11.75% Cap), 10/25/2028, Series 2003-E, Class A1 (2)	$13	$12
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
4.49% (1 Month Term SOFR + 0.75%, 0.64% Floor, 11.75% Cap), 10/25/2028, Series 2003-F, Class A1 (2)	6	6
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
5.22%, 12/25/2034, Series 2004-1, Class 2A1 (4)	17	16
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
4.31% (1 Month Term SOFR + 0.57%, 0.46% Floor, 11.75% Cap), 04/25/2029, Series 2004-A, Class A1 (2)	6	5
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
4.63% (6 Month Term SOFR + 1.03%, 0.60% Floor, 11.75% Cap), 07/25/2029, Series 2004-C, Class A2 (2)	7	7
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
5.11%, 08/25/2034, Series 2004-A4, Class A2 (4)	16	15
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
5.45%, 02/25/2035, Series 2005-A2, Class A1 (4)	38	34
MFA 2021-RPL1 Trust
1.13%, 07/25/2060, Series 2021-RPL1, Class A1 (1)(4)	5,802	5,345
Mill City Mortgage Loan Trust 2021-NMR1
1.13%, 11/25/2060, Series 2021-NMR1, Class A1 (1)(4)	774	747
MNR ABS ISSUER I LLC
8.95%, 12/15/2038, Series 2023-1 NT, Class A2	4,050	4,159
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049, Series 2016-C30, Class A5	7,336	7,262
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32
3.72%, 12/15/2049, Series 2016-C32, Class A4	8,436	8,369
Morgan Stanley Bank of America Merrill Lynch Trust 2025-5C2
4.63%, 11/15/2058, Series 2025-5C2, Class A2	12,075	12,135
Morgan Stanley Bank of America Merrill Lynch Trust 2025-C35
5.63%, 08/15/2058, Series 2025-C35, Class A5	2,495	2,634
Morgan Stanley Capital I Trust 2016-UBS11
2.53%, 08/15/2049, Series 2016-UB11, Class A3	19,530	19,402
Morgan Stanley Capital I Trust 2016-UBS12
3.60%, 12/15/2049, Series 2016-UB12, Class A4	80	79
Morgan Stanley Capital I Trust 2020-L4
2.70%, 02/15/2053, Series 2020-L4, Class A3	15,419	14,409
Morgan Stanley Mortgage Loan Trust 2004-3
5.63%, 04/25/2034, Series 2004-3, Class 4A (4)	51	51
Morgan Stanley Residential Mortgage Loan Trust 2024-RPL1
4.00%, 06/25/2064, Series 2024-RPL1, Class A1 (3)	3,209	3,144
MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036, Series 2019-PARK, Class D (1)	6,108	4,520
2.72%, 12/15/2036, Series 2019-PARK, Class A (1)	9,990	8,392
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
4.34% (1 Month Term SOFR + 0.59%, 0.24% Floor, 10.00% Cap), 06/15/2030, Series 2000-TBC2, Class A1 (2)	27	26
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
4.30% (1 Month Term SOFR + 0.55%, 0.22% Floor, 10.00% Cap), 12/15/2030, Series 2000-TBC3, Class A1 (2)	6	6
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034, Series 2004-R2, Class A1 (1)(4)	23	20
New Residential Mortgage Loan Trust 2017-2
4.00%, 03/25/2057, Series 2017-2A, Class A3 (1)(4)	918	894
New Residential Mortgage Loan Trust 2017-3
4.00%, 04/25/2057, Series 2017-3A, Class A1 (1)(4)	1,518	1,474
New Residential Mortgage Loan Trust 2017-4
4.00%, 05/25/2057, Series 2017-4A, Class A1 (1)(4)	914	885
New Residential Mortgage Loan Trust 2024-RPL1
3.80%, 01/25/2064, Series 2024-RPL1, Class A (1)(4)	3,749	3,576
New Residential Mortgage Loan Trust 2024-RTL2
5.44%, 09/25/2039, Series 2024-RTL2, Class A1 (1)(3)	7,200	7,254
NLT 2023-1 Trust
3.20%, 10/25/2062, Series 2023-1, Class A1 (1)(4)	1,279	1,178

The accompanying notes are an integral part of these financial statements.

110

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Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A1
5.50%, 05/25/2033, Series 2003-A1, Class A1	$1	$1
6.00%, 05/25/2033, Series 2003-A1, Class A2	4	4
7.00%, 04/25/2033, Series 2003-A1, Class A5	8	8
NYMT Loan Trust 2024-CP1
3.75%, 02/25/2068, Series 2024-CP1, Class A1 (1)(4)	3,601	3,361
OBX 2022-NQM2 Trust
2.99%, 01/25/2062, Series 2022-NQM2, Class A1 (1)(4)	6,634	6,382
OBX 2022-NQM5 Trust
4.31%, 05/25/2062, Series 2022-NQM5, Class A1 (1)(3)	7,187	7,170
OBX 2024-HYB1 Trust
3.64%, 03/25/2053, Series 2024-HYB1, Class A1 (1)(4)	6,457	6,439
OBX 2025-NQM21 Trust
4.92%, 10/25/2065, Series 2025-NQM21, Class A1FC (1)(3)	9,776	9,779
OBX 2025-NQM23 Trust
4.87%, 10/25/2065, Series 2025-NQM23, Class A1 (1)(4)	18,750	18,753
PRET 2024-RPL2 Trust
4.08%, 06/25/2064, Series 2024-RPL2, Class A1 (1)(4)	5,577	5,373
PRET 2025-RPL1 Trust
4.00%, 07/25/2069, Series 2025-RPL1, Class A1 (1)(3)	3,311	3,244
PRET 2025-RPL2 Trust
4.00%, 08/25/2064, Series 2025-RPL2, Class A1 (1)(3)	7,352	7,189
PRET 2025-RPL5 Trust
4.15%, 01/25/2070, Series 2025-RPL5, Class A1 (1)(3)	5,530	5,439
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034, Series 2004-CL1, Class 1A1	12	12
PRM7 Trust 2025-PRM7
4.94%, 11/10/2042, Series 2025-PRM7, Class C (1)(4)	4,285	4,243
PRPM 2023-RCF2 LLC
4.00%, 11/25/2053, Series 2023-RCF2, Class A1 (1)(3)	4,384	4,346
PRPM 2024-RCF2 LLC
3.75%, 03/25/2054, Series 2024-RCF2, Class A1 (1)(3)	3,421	3,370
PRPM 2024-RPL1 LLC
4.20%, 12/25/2064, Series 2024-RPL1, Class A1 (1)(3)	1,923	1,902
PRPM 2024-RPL4 LLC
4.00%, 12/25/2054, Series 2024-RPL4, Class A1 (1)(3)	7,926	7,783
PRPM 2025-2 LLC
6.47%, 05/25/2030, Series 2025-2, Class A1 (1)(3)	4,136	4,144
PRPM 2025-4 LLC
6.18%, 06/25/2030, Series 2025-4, Class A1 (1)(3)	2,162	2,166
PRPM 2025-8 LLC
5.39%, 10/25/2030, Series 2025-8, Class A1 (1)(3)	1,280	1,282
PRPM 2025-RCF5 LLC
4.84%, 10/25/2055, Series 2025-RCF5, Class A1 (1)(3)	1,573	1,574
RALI Series 2005-QA6 Trust
6.84%, 05/25/2035, Series 2005-QA6, Class A32 (4)	69	35
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037, Series 2007-QS1, Class 1A1	7	5
RCO X Mortgage LLC 2025-1
5.88%, 01/25/2030, Series 2025-1, Class A1 (1)(3)	3,132	3,138
RCO X Mortgage LLC 2025-5
5.42%, 10/25/2030, Series 2025-5, Class A1 (1)(3)	7,886	7,793
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035, Series 2005-R1, Class 2APO (1)	3	2
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034, Series 2004-A7, Class A6	942	914
Roc Mortgage Trust 2025-RTL1
5.63%, 02/25/2040, Series 2025-RTL1, Class A1 (1)(3)	6,000	6,032

The accompanying notes are an integral part of these financial statements.

111

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
ROCK Trust 2024-CNTR
5.39%, 11/13/2041, Series 2024-CNTR, Class A (1)	$3,500	$3,596
SCG Trust 2025-SNIP
5.25% (1 Month Term SOFR + 1.50%, 1.50% Floor), 09/15/2042, Series 2025-SNIP, Class A (1)(2)	14,250	14,272
Seasoned Credit Risk Transfer Trust Series 2025-1
3.25%, 11/25/2064, Series 2025-1, Class MTU	11,384	9,902
Seasoned Credit Risk Transfer Trust Series 2025-2
3.25%, 06/25/2065, Series 2025-2, Class MTU	9,897	8,478
Seasoned Loans Structured Transaction Trust Series 2025-1
3.00%, 05/25/2035, Series 2025-1, Class A1	16,726	15,559
Seasoned Loans Structured Transaction Trust Series 2025-2
3.00%, 10/25/2035, Series 2025-2, Class A1	21,305	20,011
Sequoia Mortgage Trust 2004-10
4.47% (1 Month Term SOFR + 0.73%, 0.62% Floor, 11.50% Cap), 11/20/2034, Series 2004-10, Class A1A (2)	12	12
Sequoia Mortgage Trust 2004-11
4.45% (1 Month Term SOFR + 0.71%, 0.60% Floor, 11.50% Cap), 12/20/2034, Series 2004-11, Class A1 (2)	14	13
Sequoia Mortgage Trust 2004-12
4.37% (6 Month Term SOFR + 0.75%, 0.32% Floor, 11.50% Cap), 01/20/2035, Series 2004-12, Class A3 (2)	20	19
Sequoia Mortgage Trust 2004-8
4.55% (1 Month Term SOFR + 0.81%, 0.70% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A1 (2)	260	229
5.22% (6 Month Term SOFR + 1.17%, 0.74% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A2 (2)	31	29
SLG Office Trust 2021-OVA
2.59%, 07/15/2041, Series 2021-OVA, Class A (1)	9,955	8,900
SREIT Trust 2021-MFP2
4.69% (1 Month Term SOFR + 0.94%, 0.82% Floor), 11/15/2036, Series 2021-MFP2, Class A (1)(2)	16,956	16,951
Starwood Mortgage Residential Trust 2022-1
2.45%, 12/25/2066, Series 2022-1, Class A1 (1)(4)	11,057	10,016
Structured Asset Mortgage Investments II Trust 2004-AR5
4.51% (1 Month Term SOFR + 0.77%, 0.66% Floor, 11.00% Cap), 10/19/2034, Series 2004-AR5, Class 1A1 (2)	26	25
Structured Asset Mortgage Investments II Trust 2005-AR5
4.35% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 07/19/2035, Series 2005-AR5, Class A3 (2)	88	87
Structured Asset Mortgage Investments Trust 2003-CL1
4.25% (1 Month Term SOFR + 0.51%, 0.40% Floor, 8.00% Cap), 07/25/2032, Series 2003-CL1, Class 1F1 (2)	50	48
Structured Asset Securities Corp.
4.20% (1 Month Term SOFR + 0.46%, 0.35% Floor), 06/25/2035, Series 2005-RF3, Class 1A (1)(2)	33	28
5.99%, 02/25/2034, Series 2004-4XS, Class 1A5 (3)	75	74
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A
5.55%, 11/25/2033, Series 2003-34A, Class 3A3 (4)	5	5
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-37A
5.44%, 12/25/2033, Series 2003-37A, Class 2A (4)	34	33
6.42%, 12/25/2033, Series 2003-37A, Class 8A2 (4)	412	412
Thornburg Mortgage Securities Trust 2003-4
4.49% (1 Month Term SOFR + 0.75%, 0.64% Floor, 11.50% Cap), 09/25/2043, Series 2003-4, Class A1 (2)	130	130
Thornburg Mortgage Securities Trust 2003-5
5.00%, 10/25/2043, Series 2003-5, Class 3A (4)	492	465
Thornburg Mortgage Securities Trust 2004-4
5.28%, 12/25/2044, Series 2004-4, Class 3A (4)	66	64
Thornburg Mortgage Securities Trust 2005-1
5.62%, 04/25/2045, Series 2005-1, Class A3 (4)	157	154
Toorak Mortgage Trust 2025-RRTL1
5.52%, 02/25/2040, Series 2025-RRTL1, Class A1 (1)(3)	8,700	8,740
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057, Series 2017-6, Class A1 (1)(4)	802	792
Towd Point Mortgage Trust 2018-1
3.00%, 01/25/2058, Series 2018-1, Class A1 (1)(4)	327	325
Towd Point Mortgage Trust 2019-1
3.75%, 03/25/2058, Series 2019-1, Class A1 (1)(4)	2,382	2,327
Towd Point Mortgage Trust 2019-HY3
4.85% (1 Month Term SOFR + 1.11%, 1.00% Floor), 10/25/2059, Series 2019-HY3, Class A1A (1)(2)	365	365

The accompanying notes are an integral part of these financial statements.

112

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
Towd Point Mortgage Trust 2020-2
1.64%, 04/25/2060, Series 2020-2, Class A1A (1)(4)	$13,244	$12,147
Towd Point Mortgage Trust 2020-4
1.75%, 10/25/2060, Series 2020-4, Class A1 (1)	1,617	1,481
Towd Point Mortgage Trust 2021-R1
2.92%, 11/30/2060, Series 2021-R1, Class A1 (1)(4)	12,234	11,111
Towd Point Mortgage Trust 2021-SJ1
2.25%, 07/25/2068, Series 2021-SJ1, Class A1 (1)(4)	3,312	3,220
Towd Point Mortgage Trust 2021-SJ2
2.25%, 12/25/2061, Series 2021-SJ2, Class A1A (1)(4)	4,389	4,285
Towd Point Mortgage Trust 2022-2
3.75%, 07/01/2062, Series 2022-2, Class A1 (1)(4)	12,134	11,586
Towd Point Mortgage Trust 2022-3
3.75%, 08/01/2062, Series 2022-3, Class A1 (1)(4)	11,260	10,783
Towd Point Mortgage Trust 2023-1
3.75%, 01/25/2063, Series 2023-1, Class A1 (1)	5,590	5,434
Towd Point Mortgage Trust 2024-1
4.86%, 03/25/2064, Series 2024-1, Class A1 (1)(4)	3,365	3,420
Towd Point Mortgage Trust 2024-2
4.86%, 12/25/2064, Series 2024-2, Class A1A (1)(4)	12,607	12,757
Towd Point Mortgage Trust 2024-3
5.03%, 07/25/2065, Series 2024-3, Class A1A (1)(4)	7,429	7,501
Towd Point Mortgage Trust 2024-5
4.61%, 10/25/2064, Series 2024-5, Class A1A (1)(4)	12,564	12,608
UBS Commercial Mortgage Trust 2017-C5
3.21%, 11/15/2050, Series 2017-C5, Class A4	14,138	13,929
UBS Commercial Mortgage Trust 2018-C14
4.45%, 12/15/2051, Series 2018-C14, Class A4	2,000	2,007
UBS Commercial Mortgage Trust 2018-C9
3.85%, 03/15/2051, Series 2018-C9, Class A3	8,450	8,366
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026, Series 1996-1, Class 1Z	10	10
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026, Series 1996-2, Class 1Z	2	2
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027, Series 1997-1, Class 2Z	9	9
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028, Series 1998-1, Class 2E	12	12
Verus Securitization Trust 2025-11
4.91%, 11/25/2070, Series 2025-11, Class A1 (1)(4)	17,749	17,766
Verus Securitization Trust 2025-3
5.62%, 05/25/2070, Series 2025-3, Class A1 (1)(3)	11,314	11,430
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.00%, 03/15/2045, Series 2006-C24, Class XC (1)(4)(5)	8	0
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
5.83%, 10/25/2033, Series 2003-AR11, Class A6 (4)	59	55
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
5.64%, 08/25/2033, Series 2003-AR7, Class A7 (4)	18	18
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
5.45%, 09/25/2033, Series 2003-AR9, Class 1A6 (4)	117	115
5.70%, 09/25/2033, Series 2003-AR9, Class 2A (4)	10	9
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033, Series 2003-S1, Class A5	17	17
WaMu Mortgage Pass-Through Certificates Series 2003-S4
6.89% (1 Month Term SOFR + 17.15%, 17.46% Cap), 06/25/2033, Series 2003-S4, Class 2A10 (2)(9)	3	3
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033, Series 2003-S9, Class P	1	1
5.25%, 10/25/2033, Series 2003-S9, Class A8	88	87

The accompanying notes are an integral part of these financial statements.

113

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust
4.97%, 01/25/2035, Series 2004-AR14, Class A1 (4)	$680	$662
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
5.36%, 06/25/2034, Series 2004-AR3, Class A2 (4)	33	32
5.36%, 06/25/2034, Series 2004-AR3, Class A1 (4)	591	565
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
6.00%, 08/25/2034, Series 2004-CB2, Class 3A	188	193
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
6.50%, 10/25/2034, Series 2004-CB3, Class 2A	584	605
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033, Series 2004-RS2, Class A4	12	12
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034, Series 2004-S2, Class 2A4	54	54
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
4.15%, 09/25/2036, Series 2006-AR10, Class 2P (4)	4	3
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
4.48%, 08/25/2046, Series 2006-AR8, Class 1A2 (4)	21	20
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035, Series 2005-1, Class CP	2	2
5.50%, 03/25/2035, Series 2005-1, Class 1A1	28	28
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
1.15% (1 Month Term SOFR + 4.89%, 5.00% Cap), 04/25/2035, Series 2005-2, Class 2A3 (2)(9)	61	3
1.20% (1 Month Term SOFR + 4.94%, 5.05% Cap), 04/25/2035, Series 2005-2, Class 1A4 (2)(9)	268	14
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035, Series 2005-4, Class CX	94	14
5.50%, 06/25/2035, Series 2005-4, Class CB7	85	79
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035, Series 2005-6, Class 2A4	15	13
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036, Series 2006-1, Class 3A2	7	7
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033, Series 2003-MS7, Class P (5)	0	0
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033, Series 2003-1, Class APO	1	1
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037, Series 2007-PA3, Class 1A2	9	8
Wells Fargo Commercial Mortgage Trust 2016-C34
3.10%, 06/15/2049, Series 2016-C34, Class A4	2,211	2,200
Wells Fargo Commercial Mortgage Trust 2016-NXS6
2.64%, 11/15/2049, Series 2016-NXS6, Class A3	15,425	15,394
Wells Fargo Commercial Mortgage Trust 2017-C38
3.19%, 07/15/2050, Series 2017-C38, Class A4	12,098	11,951
Wells Fargo Commercial Mortgage Trust 2017-C42
3.59%, 12/15/2050, Series 2017-C42, Class A4	4,943	4,877
Wells Fargo Commercial Mortgage Trust 2018-C47
4.44%, 09/15/2061, Series 2018-C47, Class A4	8,850	8,900
Wells Fargo Commercial Mortgage Trust 2019-C50
3.73%, 05/15/2052, Series 2019-C50, Class A5	8,550	8,347
Wells Fargo Commercial Mortgage Trust 2020-C57
1.86%, 08/15/2053, Series 2020-C57, Class A3	19,500	17,712
Wells Fargo Commercial Mortgage Trust 2020-C58
1.81%, 07/15/2053, Series 2020-C58, Class A3	22,175	20,147
Wells Fargo Commercial Mortgage Trust 2021-C60
2.34%, 08/15/2054, Series 2021-C60, Class A4	1,574	1,404
Wells Fargo Commercial Mortgage Trust 2021-C61
2.66%, 11/15/2054, Series 2021-C61, Class A4	8,025	7,215
Wells Fargo Commercial Mortgage Trust 2021-SAVE
5.12% (1 Month Term SOFR + 1.36%, 1.15% Floor), 02/15/2040, Series 2021-SAVE, Class A (1)(2)	1,269	1,268

The accompanying notes are an integral part of these financial statements.

114

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 30.75% – (continued)
Wells Fargo Commercial Mortgage Trust 2024-5C1
5.93%, 07/15/2057, Series 2024-5C1, Class A3	$21,800	$22,824
Wells Fargo Commercial Mortgage Trust 2025-C65
5.29%, 10/15/2058, Series 2025-C65, Class A5	5,091	5,233
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037, Series 2007-7, Class A7	4	4
WFRBS Commercial Mortgage Trust 2013-C11
4.07%, 03/15/2045, Series 2013-C11, Class D (1)(4)	300	264

Total Mortgage-Backed Obligations (Cost: $7,962,512)		7,761,341

Total Bonds & Notes (Cost: $25,408,989)		24,861,050

	Shares (000s)	Value (000s)
PREFERRED STOCKS – 0.01%
Financials – 0.01%
State Street Corp., 5.35%	65	1,459

Total Financials		1,459

Total Preferred Stocks (Cost: $1,625)		1,459

SHORT-TERM INVESTMENTS – 2.34%
Money Market Funds – 2.34%
Fidelity Institutional Money Market Government Portfolio – Class I, 3.71% (11)	589,782	589,782

Total Money Market Funds (Cost: $589,782)		589,782

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.00% (12)
JP Morgan, New York, 3.13% due 01/02/2026	$41	41

Total Time Deposits (Cost: $41)		41

Total Short-Term Investments (Cost: $589,823)		589,823

TOTAL INVESTMENTS IN SECURITIES – 100.86% (Cost: $26,000,437)		25,452,332

The accompanying notes are an integral part of these financial statements.

115

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
TBA SALE COMMITMENTS – (0.12)%
Mortgage-Backed Obligations – (0.12)%
Ginnie Mae
3.00%, 01/01/2056 (13)	$(22,500)	$(20,214)
3.50%, 01/01/2056 (13)	(7,060)	(6,424)
4.00%, 01/01/2056 (13)	(3,000)	(2,833)

Total Mortgage-Backed Obligations (Proceeds Received: $(29,485))		(29,471)

Total TBA Sale Commitments (Proceeds Received: $(29,485))		(29,471)

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.74)%		(187,027)

TOTAL NET ASSETS – 100.00%		$25,235,834

Percentages are stated as a percent of net assets.

REIT Real Estate Investment Trust

(1)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $4,902,595, which represents 19.43% of total net assets.

(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2025.

(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of December 31, 2025.

(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2025.

(5)	A zero balance may reflect actual amounts rounding to less than one thousand.

(6)	Payment in-kind security for which part of the income earned may be paid as additional principal.

(7)	Inflation protected security. The value of these securities totals $3,788, which represents 0.02% of total net assets.

(8)	All or a portion of the security assigned as collateral for certain futures contracts. The value of these pledged issues totals $14,039, which represents 0.06% of total net assets.

(9)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.

(10)	Delayed delivery purchase commitment security. The value of these securities totals $323,910, which represents 1.28% of total net assets.

(11)	Represents annualized seven-day yield as of the close of the reporting period.

(12)	Amount calculated is less than 0.005%.

(13)	Delayed delivery sale commitment security. The value of these securities totals $(29,471), which represents (0.12)% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
3,258	U.S. 2 Year Note Future	Mar. 2026	$680,337	$680,235	$(102)
3,505	U.S. 5 Year Note Future	Mar. 2026	383,742	383,113	(629)
3,208	U.S. 10 Year Note Future	Mar. 2026	361,386	360,699	(687)
44	U.S. Long Bond Future	Mar. 2026	5,136	5,086	(50)
2,985	U.S. Ultra 10 Year Note Future	Mar. 2026	344,646	343,321	(1,325)
677	U.S. Ultra Bond Future	Mar. 2026	80,931	79,886	(1,045)

					(3,838)

The accompanying notes are an integral part of these financial statements.

116

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(159)	U.S. Long Bond Future	Mar. 2026	$(18,309)	$(18,380)	$(71)
(406)	U.S. Ultra Bond Future	Mar. 2026	(48,736)	(47,908)	828

					757

					$(3,081)

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
3.72%	1 Year SOFR	Received	Annual	12/16/2054	$15,750	$122	$1,091	$1,213
3.81	1 Year SOFR	Paid	Annual	12/16/2049	17,790	(129)	(927)	(1,056)

						$(7)	$164	$157

The accompanying notes are an integral part of these financial statements.

117

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BONDS & NOTES – 108.00%
Asset-Backed Obligations – 10.16%
Aaset 2021-2 Trust
2.80%, 01/15/2047, Series 2021-2A, Class A (1)	$5,590	$5,303
AASET 2022-1 LLC
6.00%, 05/16/2047, Series 2022-1A, Class A (1)	1,141	1,163
AASET 2024-2 Ltd.
5.93%, 09/16/2049, Series 2024-2A, Class A (1)	15,394	15,610
ABFC 2005-WMC1 Trust
4.58% (1 Month Term SOFR + 0.85%, 0.74% Floor), 06/25/2035, Series 2005-WMC1, Class M3 (2)	2,287	2,222
ABFC 2007-NC1 Trust
4.15% (1 Month Term SOFR + 0.41%, 0.30% Floor), 05/25/2037, Series 2007-NC1, Class A2 (1)(2)	6,399	6,025
Accredited Mortgage Loan Trust 2006-2
4.11% (1 Month Term SOFR + 0.37%, 0.26% Floor), 09/25/2036, Series 2006-2, Class A4 (2)	39	38
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE3
4.78% (1 Month Term SOFR + 1.04%, 0.93% Floor), 11/25/2034, Series 2004-HE3, Class M1 (2)	2,342	2,383
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3
4.55% (1 Month Term SOFR + 0.82%, 0.71% Floor), 05/25/2035, Series 2005-HE3, Class M3 (2)	242	241
Affirm Asset Securitization Trust 2024-A
5.61%, 02/15/2029, Series 2024-A, Class A (1)	3,485	3,490
5.61%, 02/15/2029, Series 2024-A, Class 1A (1)	9,415	9,430
6.89%, 02/15/2029, Series 2024-A, Class 1D (1)	535	536
Affirm Asset Securitization Trust 2024-X2
5.22%, 12/17/2029, Series 2024-X2, Class A (1)	102	102
6.08%, 12/17/2029, Series 2024-X2, Class D (1)	1,130	1,140
Affirm Master Trust
4.67%, 07/15/2033, Series 2025-2A, Class A (1)	9,400	9,464
4.99%, 02/15/2033, Series 2025-1A, Class A (1)	8,225	8,307
Aligned Data Centers Issuer LLC
1.94%, 08/15/2046, Series 2021-1A, Class A2 (1)	17,968	17,646
Ally Auto Receivables Trust 2024-2
4.14%, 07/16/2029, Series 2024-2, Class A3	9,444	9,460
ALTDE 2025-1 Trust
5.90%, 08/15/2050, Series 2025-1A, Class A (1)	10,393	10,622
American Credit Acceptance Receivables Trust 2022-4
8.00%, 02/15/2029, Series 2022-4, Class D (1)	348	351
American Credit Acceptance Receivables Trust 2023-3
6.82%, 10/12/2029, Series 2023-3, Class D (1)	3,310	3,370
American Credit Acceptance Receivables Trust 2023-4
7.65%, 09/12/2030, Series 2023-4, Class D (1)	7,400	7,636
American Credit Acceptance Receivables Trust 2024-3
6.04%, 07/12/2030, Series 2024-3, Class D (1)	2,900	2,958
American Credit Acceptance Receivables Trust 2024-4
4.81%, 03/13/2028, Series 2024-4, Class A (1)	238	239
American Credit Acceptance Receivables Trust 2025-1
5.54%, 08/12/2031, Series 2025-1, Class D (1)	3,200	3,250
American Credit Acceptance Receivables Trust 2025-3
4.73%, 01/12/2029, Series 2025-3, Class A (1)	1,870	1,875
American Heritage Auto Receivables Issuer Trust 2025-1
4.45%, 09/15/2026, Series 2025-1A, Class A1 (1)	2,997	2,999
4.48%, 08/15/2028, Series 2025-1A, Class A2 (1)	4,500	4,510
AmeriCredit Automobile Receivables Trust 2024-1
5.43%, 01/18/2029, Series 2024-1, Class A3	15,966	16,087
AmeriCredit Automobile Receivables Trust 2025-1
4.19%, 11/18/2026, Series 2025-1, Class A1 (1)	16,030	16,037
4.22%, 03/19/2029, Series 2025-1, Class A2A (1)	3,500	3,505
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-R10
4.79% (1 Month Term SOFR + 1.06%, 0.95% Floor), 01/25/2036, Series 2005-R10, Class M5 (2)	2,340	2,211

The accompanying notes are an integral part of these financial statements.

118

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 10.16% – (continued)
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039, Series 2022-SFR3, Class B (1)	$20,305	$20,063
Applebee’s Funding LLC / IHOP Funding LLC
6.72%, 06/07/2055, Series 2025-1A, Class A2 (1)	27,430	27,595
7.82%, 03/05/2053, Series 2023-1A, Class A2 (1)	10,610	10,767
Aqua Finance Issuer Trust 2025-A
5.25%, 12/19/2050, Series 2025-A, Class A (1)	6,441	6,559
Aqua Finance Trust 2024-A
4.81%, 04/18/2050, Series 2024-A, Class A (1)	8,546	8,627
Ascent Education Funding Trust 2024-A
6.14%, 10/25/2050, Series 2024-A, Class A (1)	346	356
Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC 2006-HE3
3.03% (1 Month Term SOFR + 0.56%, 0.45% Floor), 03/25/2036, Series 2006-HE3, Class M1 (2)	12,315	11,147
AutoNation Finance Trust 2025-1
5.19%, 12/10/2030, Series 2025-1A, Class C (1)	900	917
5.63%, 09/10/2032, Series 2025-1A, Class D (1)	1,800	1,833
Auxilior Term Funding 2023-1 LLC
6.18%, 12/15/2028, Series 2023-1A, Class A2 (1)	508	511
Avant Credit Card Master Trust 2025-1
4.89%, 04/15/2031, Series 2025-1A, Class A (1)	7,845	7,845
Avis Budget Rental Car Funding AESOP LLC
2.02%, 02/20/2027, Series 2020-2A, Class A (1)	3,247	3,240
2.13%, 08/20/2027, Series 2021-1A, Class C (1)	4,872	4,817
2.35%, 02/20/2028, Series 2021-2A, Class C (1)	3,030	2,965
4.08%, 02/20/2028, Series 2021-2A, Class D (1)	13,395	13,200
5.13%, 10/20/2028, Series 2024-2A, Class A (1)	5,650	5,737
5.23%, 12/20/2030, Series 2024-3A, Class A (1)	4,340	4,475
5.36%, 06/20/2030, Series 2024-1A, Class A (1)	11,268	11,618
5.44%, 02/22/2028, Series 2023-3A, Class A (1)	1,100	1,113
5.78%, 04/20/2028, Series 2023-5A, Class A (1)	2,310	2,350
6.12%, 04/20/2027, Series 2022-5A, Class A (1)	1,907	1,913
6.48%, 06/20/2030, Series 2024-1A, Class C (1)	480	500
7.24%, 06/20/2029, Series 2023-4A, Class C (1)	5,640	5,910
7.26%, 10/20/2027, Series 2023-2A, Class D (1)	1,880	1,895
7.32%, 02/20/2028, Series 2023-3A, Class D (1)	1,975	2,002
7.34%, 02/20/2030, Series 2023-8A, Class C (1)	2,250	2,383
7.35%, 04/20/2028, Series 2023-5A, Class D (1)	2,630	2,674
7.41%, 08/21/2028, Series 2023-7A, Class C (1)	5,000	5,180
Basepoint Mca Securitization II LLC
5.93%, 08/15/2031, Series 2025-1A, Class A (1)	9,515	9,563
BCMSC Trust 1999-B
6.61%, 12/15/2029, Series 1999-B, Class A1B (3)	3,594	187
Bear Stearns Asset Backed Securities I Trust 2004-HE6
4.70% (1 Month Term SOFR + 0.97%, 0.86% Floor), 08/25/2034, Series 2004-HE6, Class M1 (2)	6,100	6,287
Bear Stearns Asset Backed Securities I Trust 2005-AQ1
4.97% (1 Month Term SOFR + 1.24%, 1.13% Floor), 03/25/2035, Series 2005-AQ1, Class M3 (2)	37	37
Bear Stearns Asset Backed Securities I Trust 2005-HE1
5.21% (1 Month Term SOFR + 2.44%, 2.33% Floor), 01/25/2035, Series 2005-HE1, Class M5 (2)	1,292	1,338
BHG Securitization Trust 2022-A
2.70%, 02/20/2035, Series 2022-A, Class B (1)	3,687	3,672
3.08%, 02/20/2035, Series 2022-A, Class C (1)	1,845	1,820
BHG Securitization Trust 2023-B
7.45%, 12/17/2036, Series 2023-B, Class B (1)	4,289	4,498
BHG Securitization Trust 2025-1CON
4.82%, 04/17/2036, Series 2025-1CON, Class A (1)	4,820	4,863
5.26%, 04/17/2036, Series 2025-1CON, Class B (1)	894	902
Blackbird Capital Aircraft Lease Securitization Ltd. 2016-1
4.21%, 12/16/2041, Series 2016-1A, Class A (1)(4)	149	150

The accompanying notes are an integral part of these financial statements.

119

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 10.16% – (continued)
BMW Vehicle Lease Trust
4.18%, 10/25/2027, Series 2024-2, Class A3	$14,300	$14,344
4.29%, 01/25/2027, Series 2024-2, Class A2A	3,062	3,064
BRE Grand Islander Timeshare Issuer 2019-A LLC
3.28%, 09/26/2033, Series 2019-A, Class A (1)	409	406
Bridgecrest Lending Auto Securitization Trust 2023-1
7.84%, 08/15/2029, Series 2023-1, Class D	13,770	14,404
Bridgecrest Lending Auto Securitization Trust 2024-2
6.07%, 02/15/2030, Series 2024-2, Class C	5,100	5,193
6.30%, 02/15/2030, Series 2024-2, Class D	5,500	5,650
Bridgecrest Lending Auto Securitization Trust 2024-4
4.72%, 09/15/2028, Series 2024-4, Class A3	5,700	5,711
Business Jet Securities 2024-2 LLC
5.36%, 09/15/2039, Series 2024-2A, Class A (1)	9,393	9,466
CarMax Auto Owner Trust 2022-1
2.47%, 07/17/2028, Series 2022-1, Class D	1,235	1,229
CarMax Auto Owner Trust 2023-1
4.75%, 10/15/2027, Series 2023-1, Class A3	3,228	3,235
CarMax Auto Owner Trust 2023-2
6.55%, 10/15/2029, Series 2023-2, Class D	1,155	1,179
CarMax Auto Owner Trust 2023-4
7.16%, 04/15/2030, Series 2023-4, Class D	1,960	2,040
CarMax Auto Owner Trust 2024-2
4.56% (30-day Average SOFR + 0.58%), 05/17/2027, Series 2024-2, Class A2B (2)	61	61
5.50%, 01/16/2029, Series 2024-2, Class A3	18,000	18,247
5.65%, 05/17/2027, Series 2024-2, Class A2A	353	353
5.69%, 11/15/2029, Series 2024-2, Class B	6,610	6,796
6.42%, 10/15/2030, Series 2024-2, Class D	225	232
CarMax Auto Owner Trust 2024-4
4.67%, 12/15/2027, Series 2024-4, Class A2A	2,616	2,620
CarMax Select Receivables Trust 2025-A
5.46%, 07/15/2031, Series 2025-A, Class C	6,570	6,701
5.86%, 07/15/2031, Series 2025-A, Class D	10,605	10,864
Carmax Select Receivables Trust 2025-B
4.17%, 10/15/2026, Series 2025-B, Class A1	12,899	12,904
Carvana Auto Receivables Trust 2021-N4
2.30%, 09/11/2028, Series 2021-N4, Class D	859	841
Carvana Auto Receivables Trust 2021-P4
2.33%, 02/10/2028, Series 2021-P4, Class C	2,720	2,649
Carvana Auto Receivables Trust 2023-N1
6.69%, 07/10/2029, Series 2023-N1, Class D (1)	2,340	2,394
Carvana Auto Receivables Trust 2023-N4
7.22%, 02/11/2030, Series 2023-N4, Class D (1)	1,300	1,352
Carvana Auto Receivables Trust 2024-N1
6.30%, 05/10/2030, Series 2024-N1, Class D (1)	1,400	1,428
Carvana Auto Receivables Trust 2024-N2
6.44%, 09/10/2030, Series 2024-N2, Class D (1)	1,900	1,947
Carvana Auto Receivables Trust 2024-N3
4.53%, 01/10/2029, Series 2024-N3, Class A3 (1)	12,158	12,181
4.84%, 12/10/2027, Series 2024-N3, Class A2 (1)	477	477
5.38%, 12/10/2030, Series 2024-N3, Class D (1)	3,900	3,888
Carvana Auto Receivables Trust 2024-P4
5.10%, 05/12/2031, Series 2024-P4, Class C	900	913
Carvana Auto Receivables Trust 2025-P1
4.55%, 05/10/2030, Series 2025-P1, Class A3	20,000	20,118
4.74%, 04/10/2031, Series 2025-P1, Class A4	14,500	14,703
5.34%, 08/11/2031, Series 2025-P1, Class C	4,400	4,463

The accompanying notes are an integral part of these financial statements.

120

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 10.16% – (continued)
Carvana Auto Receivables Trust 2025-P3
4.07%, 02/12/2029, Series 2025-P3, Class A2	$9,600	$9,601
4.17%, 10/12/2026, Series 2025-P3, Class A1	845	846
Cascade MH Asset Trust 2024-MH1
5.70%, 11/25/2056, Series 2024-MH1, Class A1 (1)(3)	1,170	1,205
Castlelake Aircraft Securitization Trust 2018-1
4.13%, 06/15/2043, Series 2018-1, Class A (1)	745	738
Castlelake Aircraft Structured Trust 2019-1
3.97%, 04/15/2039, Series 2019-1A, Class A (1)	2,256	2,211
Castlelake Aircraft Structured Trust 2025-2
5.47%, 08/15/2050, Series 2025-2A, Class A (1)	12,662	12,809
Centex Home Equity Loan Trust 2005-D
4.81% (1 Month Term SOFR + 1.07%, 0.96% Floor), 10/25/2035, Series 2005-D, Class M5 (2)	1,229	1,228
Centex Home Equity Loan Trust 2006-A
4.34% (1 Month Term SOFR + 0.61%, 0.50% Floor), 06/25/2036, Series 2006-A, Class M3 (2)	9,500	9,149
Chase Auto Owner Trust 2023-A
5.68%, 01/25/2029, Series 2023-AA, Class A3 (1)	2,075	2,097
Chase Auto Owner Trust 2024-2
5.52%, 06/25/2029, Series 2024-2A, Class A3 (1)	15,647	15,865
Chase Auto Owner Trust 2024-5
4.18%, 08/27/2029, Series 2024-5A, Class A3 (1)	6,400	6,421
4.40%, 11/26/2027, Series 2024-5A, Class A2 (1)	1,121	1,122
CHEC Loan Trust 2004-2
4.81% (1 Month Term SOFR + 1.07%, 0.96% Floor), 06/25/2034, Series 2004-2, Class M1 (2)	506	530
Chesapeake Funding II LLC
6.69%, 05/15/2035, Series 2023-1A, Class D (1)	665	675
CIT Mortgage Loan Trust 2007-1
5.35% (1 Month Term SOFR + 2.36%, 2.25% Floor), 10/25/2037, Series 2007-1, Class 1M1 (1)(2)	1,276	1,295
Citigroup Mortgage Loan Trust, Inc.
4.48% (1 Month Term SOFR + 0.74%, 0.63% Floor), 02/25/2035, Series 2005-OPT1, Class M1 (2)	1,308	1,235
4.75% (1 Month Term SOFR + 1.01%, 0.90% Floor), 09/25/2035, Series 2005-HE3, Class M4 (2)	7,900	7,682
4.75% (1 Month Term SOFR + 1.01%, 0.90% Floor), 10/25/2035, Series 2005-HE4, Class M4 (2)	14,327	12,208
Citizens Auto Receivables Trust 2023-1
5.84%, 01/18/2028, Series 2023-1, Class A3 (1)	2,798	2,814
CLIF Holdings LLC
6.72%, 12/20/2050, Series 2025-1H, Class A (1)	18,970	18,934
Cloud Capital Holdco LP
5.78%, 11/22/2049, Series 2024-1A, Class A2 (1)	17,440	17,567
Clsec Holdings 22t LLC
3.46%, 05/11/2037, Series 2021-1, Class B (1)	3,731	3,525
College Ave Student Loans 2021-A LLC
2.92%, 07/25/2051, Series 2021-A, Class C (1)	211	200
College Ave Student Loans 2023-A LLC
5.77% (30-day Average SOFR + 1.90%, 1.90% Floor), 05/25/2055, Series 2023-A, Class A1 (1)(2)	1,444	1,470
College Ave Student Loans 2024-B LLC
5.69%, 08/25/2054, Series 2024-B, Class A1A (1)	12,930	13,295
6.08%, 08/25/2054, Series 2024-B, Class B (1)	1,200	1,233
College Avenue Student Loans 2018-A LLC
4.13%, 12/26/2047, Series 2018-A, Class A2 (1)	869	859
5.05% (1 Month Term SOFR + 1.31%), 12/26/2047, Series 2018-A, Class A1 (1)(2)	637	638
College Avenue Student Loans LLC
5.50% (1 Month Term SOFR + 1.76%, 1.65% Floor), 11/26/2046, Series 2017-A, Class A1 (1)(2)	1,070	1,080
Cologix Data Centers U.S. Issuer LLC
3.30%, 12/26/2051, Series 2021-1A, Class A2 (1)	21,735	21,362
3.79%, 12/26/2051, Series 2021-1A, Class B (1)	9,960	9,698
Commonbond Student Loan Trust 2020-1
1.69%, 10/25/2051, Series 2020-1, Class A (1)	798	735

The accompanying notes are an integral part of these financial statements.

121

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 10.16% – (continued)
Compass Datacenters Issuer II LLC
5.02%, 08/25/2049, Series 2024-2A, Class A1 (1)	$10,500	$10,520
Compass Datacenters Issuer III LLC
5.29%, 07/25/2050, Series 2025-3A, Class A2 (1)	9,305	9,361
5.66%, 02/25/2050, Series 2025-1A, Class A2 (1)	7,400	7,485
5.85%, 02/25/2050, Series 2025-1A, Class A3 (1)	1,450	1,465
Conseco Finance Securitizations Corp.
7.97%, 05/01/2032, Series 2000-4, Class A5	734	88
8.06%, 09/01/2029, Series 2000-1, Class A5 (3)	13,024	1,559
8.31%, 05/01/2032, Series 2000-4, Class A6 (3)	8,505	1,063
Conseco Financial Corp.
7.70%, 05/15/2027, Series 1996-3, Class M1 (3)	554	553
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
6.00%, 05/20/2055, Series 2025-1A, Class A2 (1)	6,990	7,153
Consumer Loan Finance 2024-A
0.00%, 11/25/2054, Series 2024-A, Class R (1)(18)	1,903	813
5.15%, 11/25/2054, Series 2024-A, Class A1 (1)	2,214	2,228
5.35%, 11/25/2054, Series 2024-A, Class A2 (1)	6,440	6,555
5.45%, 11/25/2054, Series 2024-A, Class B (1)	1,578	1,601
5.75%, 11/25/2054, Series 2024-A, Class C (1)	795	803
6.60%, 11/25/2054, Series 2024-A, Class D (1)	1,044	1,051
8.75%, 11/25/2054, Series 2024-A, Class E (1)	600	606
Consumer Loan Finance 2024-B Issuer Trust
0.00%, 11/25/2054, Series 2024-BA, Class R (1)(18)	1,084	532
5.15%, 11/25/2054, Series 2024-BA, Class A1 (1)	672	673
5.35%, 11/25/2054, Series 2024-BA, Class A2 (1)	3,705	3,777
5.45%, 11/25/2054, Series 2024-BA, Class B (1)	923	937
5.75%, 11/25/2054, Series 2024-BA, Class C (1)	461	468
6.60%, 11/25/2054, Series 2024-BA, Class D (1)	580	587
8.75%, 11/25/2054, Series 2024-BA, Class E (1)	348	352
CoreVest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A (1)	184	184
3.16%, 10/15/2052, Series 2019-3, Class B (1)	1,470	1,413
CoreVest American Finance 2021-1 Trust
2.80%, 04/15/2053, Series 2021-1, Class C (1)	1,525	1,376
CoreVest American Finance 2021-3 Trust
2.49%, 10/15/2054, Series 2021-3, Class B (1)	3,270	3,207
3.47%, 10/15/2054, Series 2021-3, Class D (1)	1,630	1,491
Countrywide Asset-Backed Certificates
4.35% (1 Month Term SOFR + 0.61%, 0.50% Floor), 01/25/2046, Series 2006-8, Class 2A4 (2)	14,185	13,548
CPS Auto Receivables Trust 2024-D
4.91%, 06/15/2028, Series 2024-D, Class A (1)	1,642	1,644
CPS Auto Receivables Trust 2025-C
4.71%, 03/15/2029, Series 2025-C, Class A (1)	2,553	2,560
Credit Acceptance Auto Loan Trust 2023-1
7.71%, 07/15/2033, Series 2023-1A, Class C (1)	2,135	2,175
Credit Acceptance Auto Loan Trust 2023-3
7.62%, 12/15/2033, Series 2023-3A, Class C (1)	1,430	1,476
Credit Acceptance Auto Loan Trust 2024-1
6.71%, 07/17/2034, Series 2024-1A, Class C (1)	2,085	2,135
Credit Acceptance Auto Loan Trust 2024-2
5.95%, 06/15/2034, Series 2024-2A, Class A (1)	7,360	7,490
6.70%, 10/16/2034, Series 2024-2A, Class C (1)	3,470	3,592
Credit Acceptance Auto Loan Trust 2024-3
5.39%, 01/16/2035, Series 2024-3A, Class C (1)	3,240	3,275
Credit Acceptance Auto Loan Trust 2025-2
5.38%, 03/17/2036, Series 2025-2A, Class C (1)	3,600	3,656

The accompanying notes are an integral part of these financial statements.

122

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 10.16% – (continued)
Credit-Based Asset Servicing & Securitization LLC
4.15% (1 Month Term SOFR + 0.41%, 0.30% Floor), 10/25/2036, Series 2006-CB8, Class A2C (2)	$8,281	$7,144
Crockett Partners Equipment Co. IIA LLC
6.05%, 01/20/2031, Series 2024-1C, Class A (1)	5,959	6,063
CVS Pass-Through Trust
6.94%, 01/10/2030, Series 2007	500	519
CWABS Asset-Backed Certificates Trust 2004-13
5.27% (1 Month Term SOFR + 1.54%, 1.43% Floor), 06/25/2035, Series 2004-14, Class M4 (2)	6,297	6,457
CWABS Asset-Backed Certificates Trust 2005-13
4.58% (1 Month Term SOFR + 0.85%, 0.74% Floor), 04/25/2036, Series 2005-13, Class MV3 (2)	34,850	31,584
CWABS Asset-Backed Certificates Trust 2005-9
4.82% (1 Month Term SOFR + 1.09%, 0.98% Floor), 01/25/2036, Series 2005-9, Class M2 (2)	3,139	3,111
CWABS Asset-Backed Certificates Trust 2005-AB4
4.33% (1 Month Term SOFR + 0.59%, 0.48% Floor), 03/25/2036, Series 2005-AB4, Class 1A (2)	1,345	1,246
CWABS Asset-Backed Certificates Trust 2006-2
4.31% (1 Month Term SOFR + 0.57%, 0.46% Floor), 04/25/2047, Series 2006-20, Class 2A4 (2)	17,902	16,468
4.48% (1 Month Term SOFR + 0.74%, 0.63% Floor), 06/25/2036, Series 2006-2, Class M2 (2)	21,999	21,296
CWABS Asset-Backed Certificates Trust 2006-22
4.29% (1 Month Term SOFR + 0.55%, 0.44% Floor), 05/25/2047, Series 2006-22, Class 2A4 (2)	4,787	4,620
CWABS Asset-Backed Certificates Trust 2006-BC1
4.43% (1 Month Term SOFR + 0.70%, 0.59% Floor), 04/25/2036, Series 2006-BC1, Class M3 (2)	1,000	963
CWABS Asset-Backed Certificates Trust 2007-10
4.03% (1 Month Term SOFR + 0.29%, 0.18% Floor), 06/25/2047, Series 2007-10, Class 1A1 (2)	15,887	15,300
CWABS Asset-Backed Certificates Trust 2007-2
4.07% (1 Month Term SOFR + 0.33%, 0.22% Floor), 08/25/2037, Series 2007-2, Class 2A4 (2)	23,536	21,624
CWABS Asset-Backed Certificates Trust 2007-8
4.10% (1 Month Term SOFR + 0.36%, 0.25% Floor), 02/25/2036, Series 2007-9, Class 2A4 (2)	864	844
CWABS Asset-Backed Certificates Trust 2007-BC2
4.43% (1 Month Term SOFR + 0.69%, 0.58% Floor), 06/25/2037, Series 2007-BC2, Class 2A4 (2)	3,685	3,624
CWABS Revolving Home Equity Loan Trust Series 2004-T
4.10% (1 Month Term SOFR + 0.35%, 0.24% Floor, 16.00% Cap), 02/15/2030, Series 2004-T, Class 2A (2)	1,205	1,204
CWABS, Inc. Asset-backed Certificates Series 2007-12
4.59% (1 Month Term SOFR + 0.85%, 0.74% Floor), 08/25/2047, Series 2007-12, Class 1A1 (2)	2,145	2,121
CyrusOne Data Centers Issuer I LLC
4.50%, 05/20/2049, Series 2024-2A, Class A2 (1)	5,130	5,007
4.65%, 05/20/2049, Series 2024-3A, Class A2 (1)	3,935	3,776
5.91%, 02/20/2050, Series 2025-1A, Class A2 (1)	15,895	16,130
DailyPay Securitization Trust 2025-1
5.63%, 06/26/2028, Series 2025-1A, Class A (1)	12,240	12,313
DataBank Issuer II LLC
5.18%, 09/27/2055, Series 2025-1A, Class A2 (1)	14,625	14,406
Dell Equipment Finance Trust 2024-2
4.69%, 08/22/2030, Series 2024-2, Class A2 (1)	9,034	9,050
Drive Auto Receivables Trust 2024-2
4.50%, 09/15/2028, Series 2024-2, Class A3	8,000	8,010
4.94%, 12/15/2027, Series 2024-2, Class A2	889	889
DT Auto Owner Trust 2023-2
6.62%, 02/15/2029, Series 2023-2A, Class D (1)	8,095	8,250
DT Auto Owner Trust 2023-3
7.12%, 05/15/2029, Series 2023-3A, Class D (1)	5,425	5,589
ECAF I Ltd.
3.47%, 06/15/2040, Series 2015-1A, Class A1 (1)	86	77
ECMC Group Student Loan Trust 2017-2
5.04% (30-day Average SOFR + 1.16%), 05/25/2067, Series 2017-2A, Class A (1)(2)	2,523	2,519
ECMC Group Student Loan Trust 2020-2
5.14% (30-day Average SOFR + 1.26%, 1.15% Floor), 11/25/2069, Series 2020-2A, Class A (1)(2)	20,554	20,686
ECMC Group Student Loan Trust 2020-3
4.99% (30-day Average SOFR + 1.11%), 01/27/2070, Series 2020-3A, Class A1B (1)(2)	4,261	4,270

The accompanying notes are an integral part of these financial statements.

123

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 10.16% – (continued)
ECMC Group Student Loan Trust 2024-1
5.02% (30-day Average SOFR + 1.15%), 11/27/2073, Series 2024-1A, Class A (1)(2)	$9,853	$9,899
ECMC Group Student Loan Trust 2025-1
4.82% (30-day Average SOFR + 0.95%), 04/25/2074, Series 2025-1A, Class A (1)(2)	7,297	7,289
ECMC Group Student Loan Trust 2025-2
4.92% (30-day Average SOFR + 1.05%), 11/25/2074, Series 2025-2A, Class A (1)(2)	86,696	86,696
Edgeconnex Data Centers Issuer LLC
4.25%, 03/25/2052, Series 2022-1, Class A2 (1)	6,405	6,189
6.00%, 07/27/2054, Series 2024-1, Class A2 (1)	9,727	9,841
EDI ABS Issuer 1 LLC
4.45%, 07/25/2055, Series 2025-1A, Class A2 (1)	12,255	11,875
EFMT 2025-CES1
5.73%, 01/25/2060, Series 2025-CES1, Class A1A (1)(4)	26,675	26,971
Elara HGV Timeshare Issuer 2021-A LLC
2.09%, 08/27/2035, Series 2021-A, Class C (1)	168	161
ELFI Graduate Loan Program 2019-A LLC
2.54%, 03/25/2044, Series 2019-A, Class A (1)	933	882
ELFI Graduate Loan Program 2021-A LLC
2.09%, 12/26/2046, Series 2021-A, Class B (1)(3)	307	256
Ellington Loan Acquisition Trust 2007-1
4.95% (1 Month Term SOFR + 1.21%, 1.10% Floor), 05/25/2037, Series 2007-1, Class A1 (1)(2)	380	373
Enterprise Fleet Financing 2024-4 LLC
4.56%, 11/20/2028, Series 2024-4, Class A3 (1)	7,000	7,072
4.69%, 07/20/2027, Series 2024-4, Class A2 (1)	4,825	4,841
EverBright Solar Trust 2024-A
6.43%, 06/22/2054, Series 2024-A, Class A (1)	3,979	3,799
EWC Master Issuer LLC
5.50%, 03/15/2052, Series 2022-1A, Class A2 (1)	1,689	1,669
Exeter Automobile Receivables Trust 2023-1
6.69%, 06/15/2029, Series 2023-1A, Class D	1,960	1,989
Exeter Automobile Receivables Trust 2023-2
6.32%, 08/15/2029, Series 2023-2A, Class D	4,420	4,508
Exeter Automobile Receivables Trust 2023-3
6.68%, 04/16/2029, Series 2023-3A, Class D	2,230	2,282
Exeter Automobile Receivables Trust 2023-5
7.13%, 02/15/2030, Series 2023-5A, Class D	9,500	9,811
Exeter Automobile Receivables Trust 2024-3
5.98%, 09/16/2030, Series 2024-3A, Class D	1,400	1,431
Exeter Automobile Receivables Trust 2024-5
4.45%, 03/15/2028, Series 2024-5A, Class A3	2,351	2,352
5.06%, 02/18/2031, Series 2024-5A, Class D	4,600	4,621
Exeter Automobile Receivables Trust 2025-1
5.49%, 05/15/2031, Series 2025-1A, Class D	8,075	8,195
FHF Issuer Trust 2025-2
5.75%, 05/15/2030, Series 2025-2A, Class A2 (1)	15,790	15,808
Fieldstone Mortgage Investment Trust Series 2006-3
4.35% (1 Month Term SOFR + 0.39%, 0.28% Floor, 12.25% Cap), 11/25/2036, Series 2006-3, Class 1A (2)	1,995	1,852
FIGRE Trust 2025-FL2
5.05%, 11/25/2055, Series 2025-FL2, Class A1 (1)(4)	12,730	12,762
FIGRE Trust 2025-HE4
5.41%, 07/25/2055, Series 2025-HE4, Class A (1)(3)	15,273	15,389
FIGRE Trust 2025-HE5
5.29%, 08/25/2055, Series 2025-HE5, Class A (1)(3)	23,992	24,085
FIGRE Trust 2025-HE7
5.15%, 11/25/2055, Series 2025-HE7, Class A (1)(3)	34,906	34,998
Finance of America HECM Buyout 2024-HB1
4.00%, 10/01/2034, Series 2024-HB1, Class A1A (1)(3)	614	613

The accompanying notes are an integral part of these financial statements.

124

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Asset-Backed Obligations – 10.16% – (continued)
First Franklin Mortgage Loan Trust 2002-FF4
5.11% (1 Month Term SOFR + 1.24%, 1.13% Floor), 02/25/2033, Series 2002-FF4, Class 1A2 (2)		$2,310	$2,287
First Franklin Mortgage Loan Trust 2003-FFH2
5.64% (1 Month Term SOFR + 1.76%, 1.65% Floor), 02/25/2034, Series 2003-FFH2, Class M1A (2)		2,066	2,179
First Franklin Mortgage Loan Trust 2004-FF7
6.02% (1 Month Term SOFR + 2.29%, 2.18% Floor), 09/25/2034, Series 2004-FF7, Class M5 (2)		854	955
First Franklin Mortgage Loan Trust 2006-FF11
4.21% (1 Month Term SOFR + 0.47%, 0.36% Floor), 08/25/2036, Series 2006-FF11, Class 1A2 (2)		16,638	16,281
First Franklin Mortgage Loan Trust 2006-FF16
4.27% (1 Month Term SOFR + 0.53%, 0.42% Floor), 12/25/2036, Series 2006-FF16, Class 2A4 (2)		4,651	1,880
First Franklin Mortgage Loan Trust 2006-FF17
4.00% (1 Month Term SOFR + 0.26%, 0.15% Floor), 12/25/2036, Series 2006-FF17, Class A5 (2)		2,214	1,940
First Franklin Mortgage Loan Trust 2006-FF2
4.15% (1 Month Term SOFR + 0.71%, 0.60% Floor), 02/25/2036, Series 2006-FF2, Class A5 (2)		10,767	10,273
First Franklin Mortgage Loan Trust Series 2005-FF12
4.55% (1 Month Term SOFR + 0.82%, 0.71% Floor), 11/25/2036, Series 2005-FF12, Class M2 (2)		1,205	1,185
First Investors Auto Owner Trust 2022-1
3.79%, 06/15/2028, Series 2022-1A, Class D (1)		2,875	2,855
First Investors Auto Owner Trust 2025-1
5.22%, 12/15/2033, Series 2025-1A, Class D (1)		2,300	2,311
FirstKey Homes 2021-SFR1 Trust
2.39%, 08/17/2038, Series 2021-SFR1, Class E1 (1)		4,795	4,714
3.45%, 08/17/2038, Series 2021-SFR1, Class F2 (1)		10,656	10,522
FirstKey Homes 2021-SFR2 Trust
2.26%, 09/17/2038, Series 2021-SFR2, Class E1 (1)		3,380	3,311
2.36%, 09/17/2038, Series 2021-SFR2, Class E2 (1)		2,000	1,959
Flagship Credit Auto Trust 2020-4
2.18%, 02/16/2027, Series 2020-4, Class D (1)		985	983
Flagship Credit Auto Trust 2021-1
1.27%, 03/15/2027, Series 2021-1, Class D (1)		545	540
Flagship Credit Auto Trust 2021-2
1.59%, 06/15/2027, Series 2021-2, Class D (1)		2,384	2,351
Flagship Credit Auto Trust 2022-2
4.76%, 05/17/2027, Series 2022-2, Class B (1)		163	163
Flagship Credit Auto Trust 2023-2
6.62%, 05/15/2029, Series 2023-2, Class D (1)		8,385	8,128
Flagship Credit Auto Trust 2023-3
6.58%, 08/15/2029, Series 2023-3, Class D (1)		1,205	1,115
Flagship Credit Auto Trust 2024-1
5.64%, 03/15/2028, Series 2024-1, Class A2 (1)		2,161	2,165
Flagship Credit Auto Trust 2024-3
4.88%, 11/15/2028, Series 2024-3, Class A (1)		742	742
Flexential Issuer 2021-1
3.25%, 11/27/2051, Series 2021-1A, Class A2 (1)		10,391	10,240
FOCUS Brands Funding
8.24%, 10/30/2053, Series 2023-2, Class A2 (1)		3,185	3,377
Ford Auto Securitization Trust II
3.72%, 11/15/2028, Series 2024-BA, Class A2 (1)	CAD	3,851	2,825
3.84%, 09/15/2030, Series 2024-BA, Class A3 (1)		3,300	2,431
Ford Credit Auto Lease Trust 2023-B
6.97%, 06/15/2028, Series 2023-B, Class D		$2,810	2,832
Ford Credit Auto Owner Trust 2023-A
4.65%, 02/15/2028, Series 2023-A, Class A3		1,388	1,392
Ford Credit Auto Owner Trust 2024-A
5.09%, 12/15/2028, Series 2024-A, Class A3		4,138	4,174
Ford Credit Auto Owner Trust 2024-C
4.07%, 07/15/2029, Series 2024-C, Class A3		7,400	7,423
4.32%, 08/15/2027, Series 2024-C, Class A2A		11,199	11,209

The accompanying notes are an integral part of these financial statements.

125

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 10.16% – (continued)
Ford Credit Auto Owner Trust 2025-B
3.91%, 04/15/2030, Series 2025-B, Class A3	$52,423	$52,608
Foundation Finance Trust 2023-2
6.53%, 06/15/2049, Series 2023-2A, Class A (1)	2,572	2,684
6.97%, 06/15/2049, Series 2023-2A, Class B (1)	1,353	1,412
FREED ABS Trust 2022-1FP
3.35%, 03/19/2029, Series 2022-1FP, Class D (1)	272	271
Fremont Home Loan Trust 2004-4
4.64% (1 Month Term SOFR + 0.91%, 0.80% Floor), 03/25/2035, Series 2004-4, Class M1 (2)	14,879	14,149
Fremont Home Loan Trust 2004-C
4.82% (1 Month Term SOFR + 1.09%, 0.98% Floor), 08/25/2034, Series 2004-C, Class M1 (2)	5,597	5,322
Fremont Home Loan Trust 2005-1
5.00% (1 Month Term SOFR + 1.27%, 1.16% Floor), 06/25/2035, Series 2005-1, Class M6 (2)	3,072	2,658
Fremont Home Loan Trust 2005-2
4.60% (1 Month Term SOFR + 0.86%, 0.75% Floor), 06/25/2035, Series 2005-2, Class M3 (2)	44	50
Fremont Home Loan Trust 2005-C
4.63% (1 Month Term SOFR + 0.89%, 0.78% Floor), 07/25/2035, Series 2005-C, Class M3 (2)	6,576	6,356
4.78% (1 Month Term SOFR + 1.04%, 0.93% Floor), 07/25/2035, Series 2005-C, Class M4 (2)	10,696	9,247
Fremont Home Loan Trust 2005-E
4.51% (1 Month Term SOFR + 0.77%, 0.66% Floor), 01/25/2036, Series 2005-E, Class 2A4 (2)	4,389	4,270
Frontier Issuer LLC
6.19%, 06/20/2054, Series 2024-1, Class A2 (1)	9,860	10,166
6.60%, 08/20/2053, Series 2023-1, Class A2 (1)	35,360	35,684
GGAM Master Trust International Ltd.
5.92%, 09/30/2060, Series 2025-1A, Class A (1)	14,495	14,573
GITSIT Mortgage Loan Trust 2025-NPL1
6.28%, 02/25/2055, Series 2025-NPL1, Class A1 (1)(4)	10,822	10,841
GITSIT Mortgage Loan Trust 2025-NPL2
5.42%, 12/25/2055, Series 2025-NPL2, Class A1 (1)(4)	14,390	14,389
Global SC Finance X Ltd.
6.17%, 09/20/2045, Series 2025-1H, Class A (1)	13,864	13,866
GLS Auto Receivables Issuer Trust 2023-2
6.31%, 03/15/2029, Series 2023-2A, Class D (1)	3,335	3,411
GLS Auto Receivables Issuer Trust 2023-3
6.44%, 05/15/2029, Series 2023-3A, Class D (1)	2,425	2,485
GLS Auto Receivables Issuer Trust 2023-4
7.18%, 08/15/2029, Series 2023-4A, Class D (1)	4,300	4,448
GLS Auto Receivables Issuer Trust 2024-1
5.95%, 12/17/2029, Series 2024-1A, Class D (1)	2,600	2,646
GLS Auto Receivables Issuer Trust 2024-2
6.19%, 02/15/2030, Series 2024-2A, Class D (1)	805	825
GLS Auto Receivables Issuer Trust 2024-4
4.75%, 07/17/2028, Series 2024-4A, Class A3 (1)	1,500	1,504
4.76%, 10/15/2027, Series 2024-4A, Class A2 (1)	623	623
GLS Auto Receivables Issuer Trust 2025-2
5.59%, 01/15/2031, Series 2025-2A, Class D (1)	1,000	1,012
GLS Auto Receivables Issuer Trust 2025-3
4.49%, 07/15/2026, Series 2025-3A, Class A1 (1)	878	878
GLS Auto Select Receivables Trust 2024-3
5.92%, 08/15/2030, Series 2024-3A, Class C (1)	2,100	2,167
6.34%, 08/15/2031, Series 2024-3A, Class D (1)	3,400	3,511
GLS Auto Select Receivables Trust 2024-4
4.43%, 12/17/2029, Series 2024-4A, Class A2 (1)	4,882	4,899
5.28%, 10/15/2031, Series 2024-4A, Class D (1)	600	606
GLS Auto Select Receivables Trust 2025-1
5.04%, 02/15/2031, Series 2025-1A, Class B (1)	435	444
5.26%, 03/15/2031, Series 2025-1A, Class C (1)	340	347
5.74%, 04/15/2032, Series 2025-1A, Class D (1)	670	684

The accompanying notes are an integral part of these financial statements.

126

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 10.16% – (continued)
GLS Auto Select Receivables Trust 2025-3
4.94%, 09/15/2031, Series 2025-3A, Class C (1)	$800	$805
GM Financial Automobile Leasing Trust 2024-3
4.21%, 10/20/2027, Series 2024-3, Class A3	13,200	13,220
4.29%, 01/20/2027, Series 2024-3, Class A2A	2,845	2,847
GM Financial Automobile Leasing Trust 2025-3
4.36%, 08/20/2026, Series 2025-3, Class A1	741	742
GM Financial Consumer Automobile Receivables Trust 2024-4
4.40%, 08/16/2029, Series 2024-4, Class A3	12,300	12,392
4.53%, 10/18/2027, Series 2024-4, Class A2A	2,111	2,113
GoodLeap Home Improvement Solutions Trust 2024-1
5.35%, 10/20/2046, Series 2024-1A, Class A (1)	2,352	2,382
Gracie Point International Funding 2025-1 LLC
5.52% (30-day Average SOFR + 1.50%, 1.50% Floor), 08/15/2028, Series 2025-1A, Class A (1)(2)	10,520	10,537
GreenSky Home Improvement Issuer Trust 2024-2
5.15%, 10/27/2059, Series 2024-2, Class A4 (1)	820	833
GreenSky Home Improvement Issuer Trust 2025-3
4.34%, 12/27/2060, Series 2025-3A, Class A1 (1)	3,100	3,104
GreenSky Home Improvement Trust 2024-1
5.55%, 06/25/2059, Series 2024-1, Class A3 (1)	3,195	3,279
6.36%, 06/25/2059, Series 2024-1, Class C (1)	2,188	2,240
GSAMP Trust 2005-AHL
4.82% (1 Month Term SOFR + 1.09%, 0.98% Floor), 04/25/2035, Series 2005-AHL, Class M2 (2)	2,643	2,519
GSAMP Trust 2007-FM2
3.91% (1 Month Term SOFR + 0.17%, 0.06% Floor), 01/25/2037, Series 2007-FM2, Class A2A (2)	1,582	976
Hardee’s Funding LLC
7.25%, 03/20/2054, Series 2024-1A, Class A2 (1)	948	980
Harley-Davidson Motorcycle Trust 2024-B
4.31%, 07/16/2029, Series 2024-B, Class A3	16,100	16,165
4.62%, 08/16/2027, Series 2024-B, Class A2	4,751	4,753
Hertz Vehicle Financing III LLC
9.13%, 06/25/2027, Series 2023-1A, Class 1D (1)	2,585	2,604
Hilton Grand Vacations Trust 2022-1D
4.69%, 06/20/2034, Series 2022-1D, Class C (1)	122	122
Hilton Grand Vacations Trust 2023-1
6.94%, 01/25/2038, Series 2023-1A, Class C (1)	236	244
Hilton Grand Vacations Trust 2024-2
5.99%, 03/25/2038, Series 2024-2A, Class C (1)	1,020	1,036
Hilton Grand Vacations Trust 2025-1
5.52%, 05/27/2042, Series 2025-1A, Class C (1)	577	585
HINNT 2024-A LLC
5.49%, 03/15/2043, Series 2024-A, Class A (1)	1,572	1,602
Home Partners of America 2019-1 Trust
3.41%, 09/17/2039, Series 2019-1, Class D (1)	1,090	1,069
Home Partners of America 2019-2 Trust
3.12%, 10/19/2039, Series 2019-2, Class D (1)	1,181	1,147
Home Partners of America 2021-1 Trust
2.58%, 09/17/2041, Series 2021-1, Class E (1)	722	654
Home Partners of America 2021-2 Trust
2.95%, 12/17/2026, Series 2021-2, Class E2 (1)	4,222	4,119
Home Partners of America 2021-3 Trust
2.20%, 01/17/2041, Series 2021-3, Class A (1)	9,048	8,524
Honda Auto Receivables 2024-4 Owner Trust
4.33%, 05/15/2029, Series 2024-4, Class A3	3,600	3,620
4.56%, 03/15/2027, Series 2024-4, Class A2	3,685	3,689
Honda Auto Receivables 2025-3 Owner Trust
4.04%, 02/21/2030, Series 2025-3, Class A3	42,971	43,216

The accompanying notes are an integral part of these financial statements.

127

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 10.16% – (continued)
Honda Auto Receivables 2025-4 Owner Trust
3.98%, 06/17/2030, Series 2025-4, Class A3	$61,315	$61,641
Horizon Aircraft Finance I Ltd.
4.46%, 12/15/2038, Series 2018-1, Class A (1)	777	770
Horizon Aircraft Finance II Ltd.
3.72%, 07/15/2039, Series 2019-1, Class A (1)	384	378
Horizon Aircraft Finance III Ltd.
3.43%, 11/15/2039, Series 2019-2, Class A (1)	1,043	1,019
HPEFS Equipment Trust 2023-2
6.97%, 07/21/2031, Series 2023-2A, Class D (1)	1,585	1,601
Huntington Auto Trust 2024-1
5.23%, 01/16/2029, Series 2024-1A, Class A3 (1)	12,055	12,173
Hyundai Auto Lease Securitization Trust 2024-C
4.62%, 04/17/2028, Series 2024-C, Class A3 (1)	9,500	9,559
4.77%, 03/15/2027, Series 2024-C, Class A2A (1)	2,801	2,807
Hyundai Auto Receivables Trust 2024-A
4.99%, 02/15/2029, Series 2024-A, Class A3	11,664	11,764
Hyundai Auto Receivables Trust 2024-C
4.41%, 05/15/2029, Series 2024-C, Class A3	17,900	18,041
4.53%, 09/15/2027, Series 2024-C, Class A2A	4,744	4,752
Hyundai Auto Receivables Trust 2025-A
4.76%, 06/15/2032, Series 2025-A, Class C	5,400	5,476
Hyundai Auto Receivables Trust 2025-C
3.88%, 04/15/2030, Series 2025-C, Class A3	124,334	124,593
Island Finance Trust 2025-1
6.54%, 03/19/2035, Series 2025-1A, Class A (1)	1,080	1,093
IXIS Real Estate Capital Trust 2005-HE2
4.82% (1 Month Term SOFR + 1.09%, 0.98% Floor), 09/25/2035, Series 2005-HE2, Class M5 (2)	1,674	1,819
Jack in the Box Funding LLC
3.45%, 02/26/2052, Series 2022-1A, Class A2I (1)	213	206
4.48%, 08/25/2049, Series 2019-1A, Class A2II (1)	4,410	4,376
John Deere Owner Trust 2024-C
4.36%, 08/16/2027, Series 2024-C, Class A2A	19,086	19,103
JP Morgan Mortgage Acquisition Corp. 2005-FRE1
2.66% (1 Month Term SOFR + 0.76%, 0.65% Floor), 10/25/2035, Series 2005-FRE1, Class M2 (2)	7,044	6,258
JP Morgan Mortgage Acquisition Corp. 2006-FRE2
4.39% (1 Month Term SOFR + 0.65%, 0.54% Floor), 02/25/2036, Series 2006-FRE2, Class M2 (2)	11,255	10,371
JP Morgan Mortgage Acquisition Corp. 2006-WMC1
4.39% (1 Month Term SOFR + 0.65%, 0.54% Floor), 03/25/2036, Series 2006-WMC1, Class A5 (2)	4,777	4,643
JP Morgan Mortgage Acquisition Trust 2006-CW1
4.28% (1 Month Term SOFR + 0.55%, 0.44% Floor), 05/25/2036, Series 2006-CW1, Class M2 (2)	11,322	10,631
JP Morgan Mortgage Acquisition Trust 2006-WMC4
4.09% (1 Month Term SOFR + 0.35%, 0.24% Floor), 12/25/2036, Series 2006-WMC4, Class A3 (2)	17,121	8,971
4.15% (1 Month Term SOFR + 0.41%, 0.30% Floor), 12/25/2036, Series 2006-WMC4, Class A4 (2)	15,593	8,173
JP Morgan Mortgage Acquisition Trust 2007-CH3
4.11% (1 Month Term SOFR + 0.37%, 0.26% Floor), 03/25/2037, Series 2007-CH3, Class A5 (2)	5,537	5,504
JP Morgan Mortgage Acquisition Trust 2007-CH5
4.12% (1 Month Term SOFR + 0.38%, 0.27% Floor), 06/25/2037, Series 2007-CH5, Class M1 (2)	5,823	5,701
JP Morgan Mortgage Trust 2025-CES6
8.66%, 04/25/2056, Series 2025-CES6, Class PT (1)(3)	57,862	62,706
JP Morgan Mortgage Trust Series 2025-CES1
5.67%, 05/25/2055, Series 2025-CES1, Class A1 (1)(3)	19,483	19,652
Kapitus Asset Securitization IV LLC
5.49%, 09/10/2031, Series 2024-1A, Class A (1)	5,805	5,835
5.49%, 09/10/2031, Series 2024-1A, Class 1A (1)	10,250	10,304
Kapitus Asset Securitization V LLC
5.46%, 04/10/2032, Series 2025-1A, Class A (1)	12,965	13,011

The accompanying notes are an integral part of these financial statements.

128

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 10.16% – (continued)
KDAC Aviation Finance Ltd.
4.21%, 12/15/2042, Series 2017-1A, Class A (1)	$634	$633
Kestrel Aircraft Funding Ltd.
4.25%, 12/15/2038, Series 2018-1A, Class A (1)	651	651
Labrador Aviation Finance Ltd. 2016-1A
4.30%, 01/15/2042, Series 2016-1A, Class A1 (1)	991	992
LAD Auto Receivables Trust 2023-4
6.76%, 03/15/2029, Series 2023-4A, Class C (1)	1,940	1,995
7.37%, 04/15/2031, Series 2023-4A, Class D (1)	980	1,021
LAD Auto Receivables Trust 2024-1
5.33%, 02/15/2029, Series 2024-1A, Class B (1)	500	507
5.64%, 06/15/2029, Series 2024-1A, Class C (1)	100	102
LAD Auto Receivables Trust 2024-3
4.52%, 03/15/2029, Series 2024-3A, Class A3 (1)	3,000	3,013
4.64%, 11/15/2027, Series 2024-3A, Class A2 (1)	1,078	1,078
4.93%, 03/15/2030, Series 2024-3A, Class C (1)	800	810
LAD Auto Receivables Trust 2025-2
4.46%, 08/17/2026, Series 2025-2A, Class A1 (1)	178	178
Laurel Road Prime Student Loan Trust 2020-A
1.40%, 11/25/2050, Series 2020-A, Class A2FX (1)	1,918	1,798
Lehman XS Trust 2007-6
4.27% (1 Month Term SOFR + 0.53%, 0.42% Floor), 05/25/2037, Series 2007-6, Class 2A1 (2)	5,008	4,373
Lendbuzz Securitization Trust 2024-3
4.97%, 10/15/2029, Series 2024-3A, Class A2 (1)	3,062	3,062
Lendmark Funding Trust 2024-2
4.47%, 02/21/2034, Series 2024-2A, Class A (1)	4,400	4,409
Lmrk Issuer Co. 2 LLC
5.52%, 09/15/2055, Series 2025-1A, Class A (1)	5,625	5,671
Long Beach Mortgage Loan Trust 2004-6
5.05% (1 Month Term SOFR + 1.31%, 1.20% Floor), 11/25/2034, Series 2004-6, Class M1 (2)	12,919	12,474
Long Beach Mortgage Loan Trust 2005-2
4.97% (1 Month Term SOFR + 1.24%, 1.13% Floor), 04/25/2035, Series 2005-2, Class M6 (2)	12,500	12,324
Long Beach Mortgage Loan Trust 2005-WL2
4.63% (1 Month Term SOFR + 0.89%, 0.78% Floor), 08/25/2035, Series 2005-WL2, Class M3 (2)	5,520	5,473
Long Beach Mortgage Loan Trust 2005-WL3
4.55% (1 Month Term SOFR + 0.82%, 0.82% Floor), 11/25/2035, Series 2005-WL3, Class M2 (2)	8,502	8,384
Long Beach Mortgage Loan Trust 2006-WL1
4.48% (1 Month Term SOFR + 0.74%, 0.63% Floor), 01/25/2046, Series 2006-WL1, Class M1 (2)	10,358	10,118
Lunar 2021-1 Structured Aircraft Portfolio Notes
2.64%, 10/15/2046, Series 2021-1, Class A (1)	3,140	2,996
MAPS 2021-1 Trust
2.52%, 06/15/2046, Series 2021-1A, Class A (1)	4,256	4,078
Mariner Finance Issuance Trust 2024-A
5.68%, 09/22/2036, Series 2024-AA, Class B (1)	2,875	2,929
Marlette Funding Trust 2024-1
6.93%, 07/17/2034, Series 2024-1A, Class D (1)	345	354
MASTR Asset Backed Securities Trust 2004-WMC1
4.63% (1 Month Term SOFR + 0.89%, 0.78% Floor), 02/25/2034, Series 2004-WMC1, Class M1 (2)	456	503
MASTR Specialized Loan Trust
4.37% (1 Month Term SOFR + 0.63%, 0.52% Floor), 02/25/2036, Series 2006-2, Class A(1) (2)	195	192
Mercedes-Benz Auto Lease Trust 2024-B
4.57%, 12/15/2026, Series 2024-B, Class A2A	1,696	1,696
Mercury Financial Credit Card Master Trust
6.56%, 07/20/2029, Series 2024-2A, Class A (1)	9,055	9,104
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2
4.33% (1 Month Term SOFR + 0.59%, 0.48% Floor), 05/25/2037, Series 2007-2, Class A2C (2)	1,047	768
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-5
5.85% (1 Month Term SOFR + 2.11%, 2.00% Floor), 10/25/2037, Series 2007-5, Class 2A2 (2)	13,797	12,103

The accompanying notes are an integral part of these financial statements.

129

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 10.16% – (continued)
Merrill Lynch Mortgage Investors Trust Series 2006-OPT1
4.14% (1 Month Term SOFR + 0.40%, 0.29% Floor), 08/25/2037, Series 2006-OPT1, Class A1 (2)	$8,822	$8,158
Merrill Lynch Mortgage Investors Trust Series 2006-RM2
4.05% (1 Month Term SOFR + 0.31%, 0.20% Floor), 05/25/2037, Series 2006-RM2, Class A2B (2)	11,752	1,266
4.18% (1 Month Term SOFR + 0.44%, 0.33% Floor), 05/25/2037, Series 2006-RM2, Class A2C (2)	28,169	3,049
Merrill Lynch Mortgage Investors Trust Series 2006-RM3
4.15% (1 Month Term SOFR + 0.41%, 0.30% Floor), 06/25/2037, Series 2006-RM3, Class A2C (2)	41,540	8,586
METAL 2017-1 LLC
4.58%, 10/15/2042, Series 2017-1, Class A (1)	2,286	1,588
MetroNet Infrastructure Issuer LLC
5.40%, 08/20/2055, Series 2025-2A, Class A2 (1)	6,200	6,287
MFA 2024-NPL1 Trust
6.33%, 09/25/2054, Series 2024-NPL1, Class A1 (4)	6,702	6,711
Mission Lane Credit Card Master Trust
5.80%, 05/15/2030, Series 2025-A, Class A (1)	4,695	4,748
5.88%, 01/15/2030, Series 2024-B, Class A (1)	7,620	7,673
6.20%, 08/15/2029, Series 2024-A, Class A1 (1)	3,630	3,653
Morgan Stanley ABS Capital I, Inc. Trust 2004-HE2
4.70% (1 Month Term SOFR + 0.97%, 0.86% Floor), 03/25/2034, Series 2004-HE2, Class M1 (2)	7,936	7,918
Morgan Stanley ABS Capital I, Inc. Trust 2004-HE8
4.81% (1 Month Term SOFR + 1.07%, 0.96% Floor), 09/25/2034, Series 2004-HE8, Class M1 (2)	1,539	1,654
Morgan Stanley ABS Capital I, Inc. Trust 2004-NC7
4.70% (1 Month Term SOFR + 0.97%, 0.86% Floor), 07/25/2034, Series 2004-NC7, Class M1 (2)	7,811	8,039
Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC2
4.78% (1 Month Term SOFR + 1.04%, 0.93% Floor), 02/25/2035, Series 2005-WMC2, Class M4 (2)	1,569	1,476
Morgan Stanley ABS Capital I, Inc. Trust 2006-HE8
3.98% (1 Month Term SOFR + 0.24%, 0.13% Floor), 10/25/2036, Series 2006-HE8, Class A1 (2)	383	345
Morgan Stanley Capital I, Inc. Trust 2006-HE1
4.43% (1 Month Term SOFR + 0.69%, 0.58% Floor), 01/25/2036, Series 2006-HE1, Class A4 (2)	3,315	3,237
Morgan Stanley Mortgage Loan Trust 2006-15XS
6.70%, 11/25/2036, Series 2006-15XS, Class A4A (4)	11,983	2,512
Morgan Stanley Mortgage Loan Trust 2007-8XS
4.38% (1 Month Term SOFR + 0.64%, 0.53% Floor, 6.25% Cap), 04/25/2037, Series 2007-8XS, Class A5 (2)	17,794	6,126
4.39% (1 Month Term SOFR + 0.65%, 0.54% Floor, 6.26% Cap), 04/25/2037, Series 2007-8XS, Class A9 (2)	1,718	592
Mosaic Solar Loan Trust 2024-1
5.50%, 09/20/2049, Series 2024-1A, Class A (1)	1,765	1,713
Mosaic Solar Loan Trust 2024-2
5.60%, 04/22/2052, Series 2024-2A, Class A (1)	18,658	18,221
MVW 2020-1 LLC
4.21%, 10/20/2037, Series 2020-1A, Class C (1)	91	90
MVW 2021-1W LLC
1.94%, 01/22/2041, Series 2021-1WA, Class C (1)	184	177
MVW 2021-2 LLC
2.23%, 05/20/2039, Series 2021-2A, Class C (1)	3,313	3,159
Navient Private Education Loan Trust 2015-B
5.31% (1 Month Term SOFR + 1.56%), 07/16/2040, Series 2015-BA, Class A3 (1)(2)	3,068	3,073
Navient Private Education Loan Trust 2018-B
3.61%, 12/15/2059, Series 2018-BA, Class A2A (1)	20	20
Navient Private Education Refi Loan Trust 2019-F
2.60%, 08/15/2068, Series 2019-FA, Class A2 (1)	466	451
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068, Series 2019-GA, Class A (1)	394	385
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2 (1)	468	449
Navient Private Education Refi Loan Trust 2020-C
2.15%, 11/15/2068, Series 2020-CA, Class A2A (1)	619	598
2.83%, 11/15/2068, Series 2020-CA, Class B (1)	1,685	1,523

The accompanying notes are an integral part of these financial statements.

130

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 10.16% – (continued)
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069, Series 2020-DA, Class A (1)	$2,293	$2,191
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069, Series 2020-GA, Class A (1)	1,588	1,499
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069, Series 2020-HA, Class A (1)	500	473
1.33%, 04/15/2069, Series 2020-IA, Class A1A (1)	2,596	2,430
4.86% (1 Month Term SOFR + 1.11%, 1.00% Floor), 04/15/2069, Series 2020-IA, Class A1B (1)(2)	7,197	7,155
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069, Series 2021-A, Class A (1)	1,505	1,383
2.24%, 05/15/2069, Series 2021-A, Class B (1)	460	374
Navient Private Education Refi Loan Trust 2021-E
2.03%, 12/16/2069, Series 2021-EA, Class B (1)	1,680	1,222
Navient Private Education Refi Loan Trust 2021-F
2.12%, 02/18/2070, Series 2021-FA, Class B (1)	3,810	2,768
Navient Student Loan Trust
5.68% (30-day Average SOFR + 1.70%), 03/15/2072, Series 2023-BA, Class A1B (1)(2)	6,617	6,676
7.23%, 03/15/2072, Series 2023-BA, Class B (1)	10,320	11,167
Navient Student Loan Trust 2016-1
4.69% (30-day Average SOFR + 0.81%), 02/25/2070, Series 2016-1A, Class A (1)(2)	3,496	3,462
Navient Student Loan Trust 2017-3
5.04% (30-day Average SOFR + 1.16%), 07/26/2066, Series 2017-3A, Class A3 (1)(2)	9,945	9,994
Navient Student Loan Trust 2018-3
4.79% (30-day Average SOFR + 0.91%), 03/25/2067, Series 2018-3A, Class A3 (1)(2)	6,595	6,560
Navient Student Loan Trust 2019-4
4.80% (30-day Average SOFR + 0.92%), 07/25/2068, Series 2019-4A, Class A2 (1)(2)	27,406	27,252
Navient Student Loan Trust 2020-2
4.89% (30-day Average SOFR + 1.01%), 08/26/2069, Series 2020-2A, Class A1B (1)(2)	14,784	14,906
Navigator Aircraft ABS Ltd.
2.77%, 11/15/2046, Series 2021-1, Class A (1)(4)	9,699	9,264
Nelnet Student Loan Trust 2017-3
4.84% (30-day Average SOFR + 0.96%), 02/25/2066, Series 2017-3A, Class A (1)(2)	26,841	26,842
Nelnet Student Loan Trust 2021-B
1.42%, 04/20/2062, Series 2021-BA, Class AFX (1)	3,238	3,070
2.68%, 04/20/2062, Series 2021-BA, Class B (1)	3,665	3,292
Nelnet Student Loan Trust 2025-1
5.11% (30-day Average SOFR + 0.95%, 0.95% Floor), 11/27/2090, Series 2025-1A, Class A2 (1)(2)	109,828	109,825
Nelnet Student Loan Trust 2025-C
4.67%, 06/22/2065, Series 2025-CA, Class A1A (1)	36,793	36,644
New Century Home Equity Loan Trust Series 2005-D
4.55% (1 Month Term SOFR + 0.82%, 0.71% Floor), 02/25/2036, Series 2005-D, Class M2 (2)	10,390	9,468
New Economy Assets—Phase 1 Sponsor LLC
1.91%, 10/20/2061, Series 2021-1, Class A1 (1)	2,925	2,442
NFAS3 LLC
6.35%, 05/15/2031, Series 2025-1, Class A (1)	5,520	5,619
Nissan Auto Receivables 2024-B Owner Trust
4.34%, 03/15/2029, Series 2024-B, Class A3	9,100	9,148
NYMT Loan Trust Series 2025-R1
6.38%, 02/25/2030, Series 2025-R1, Class A (1)(4)	849	852
Octane Receivables Trust 2024-2
5.90%, 07/20/2032, Series 2024-2A, Class C (1)	3,895	3,982
OnDeck Asset Securitization Trust IV LLC
4.98%, 10/17/2031, Series 2024-2A, Class A (1)	3,425	3,439
OneMain Direct Auto Receivables Trust 2023-1
7.07%, 02/14/2033, Series 2023-1A, Class D (1)	1,145	1,185
OneMain Financial Issuance Trust 2019-2
4.05%, 10/14/2036, Series 2019-2A, Class D (1)	855	824

The accompanying notes are an integral part of these financial statements.

131

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 10.16% – (continued)
OneMain Financial Issuance Trust 2021-1
2.47%, 06/16/2036, Series 2021-1A, Class D (1)	$3,300	$3,052
OneMain Financial Issuance Trust 2022-2
4.89%, 10/14/2034, Series 2022-2A, Class A (1)	4,489	4,493
OneMain Financial Issuance Trust 2022-S1
5.20%, 05/14/2035, Series 2022-S1, Class D (1)	8,785	8,830
Onemain Financial Issuance Trust 2025-1
5.79%, 07/14/2038, Series 2025-1A, Class D (1)	1,585	1,604
Option One Mortgage Loan Trust 2004-2
4.64% (1 Month Term SOFR + 0.91%, 0.80% Floor), 05/25/2034, Series 2004-2, Class M1 (2)	3,407	3,513
Option One Mortgage Loan Trust 2006-3
4.13% (1 Month Term SOFR + 0.39%, 0.28% Floor), 02/25/2037, Series 2006-3, Class 1A1 (2)	18,404	12,140
Option One Mortgage Loan Trust 2007-4
4.03% (1 Month Term SOFR + 0.29%, 0.18% Floor), 04/25/2037, Series 2007-4, Class 2A2 (2)	13,348	7,640
Oscar U.S. Funding XVII LLC
4.47%, 03/12/2029, Series 2024-2A, Class A3 (1)	2,100	2,110
4.63%, 12/10/2027, Series 2024-2A, Class A2 (1)	3,288	3,288
OWN Equipment Fund I LLC
5.70%, 12/20/2032, Series 2024-2M, Class A (1)	8,522	8,641
OWN Equipment Fund II LLC
5.48%, 09/26/2033, Series 2025-1M, Class A (1)	4,889	4,918
OWN Equipment Fund III LLC
5.42%, 03/27/2034, Series 2025-2M, Class A (1)	12,880	12,941
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ4
4.63% (1 Month Term SOFR + 0.89%, 0.78% Floor), 09/25/2035, Series 2005-WHQ4, Class M3 (2)	8,000	7,441
PenFed Auto Receivables Owner Trust 2025-A
4.12%, 09/15/2028, Series 2025-A, Class A2 (1)	1,000	1,001
4.18%, 09/15/2026, Series 2025-A, Class A1 (1)	821	821
PK Alift Loan Funding 3 LP
5.84%, 09/15/2039, Series 2024-1, Class A1 (1)	2,201	2,249
PK Alift Loan Funding 7 LP
4.75%, 03/15/2043, Series 2025-2, Class A (1)	2,588	2,593
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049, Series 2019-1A, Class A2 (1)	4,103	3,928
4.01%, 12/05/2051, Series 2022-1A, Class A2II (1)	1,155	1,095
5.27%, 12/06/2055, Series 2025-1A, Class A2I (1)	5,940	5,965
5.77%, 06/05/2054, Series 2024-1A, Class A2I (1)	5,155	5,239
Porsche Innovative Lease Owner Trust 2024-2
4.35%, 10/20/2027, Series 2024-2A, Class A3 (1)	9,500	9,519
4.47%, 12/21/2026, Series 2024-2A, Class A2A (1)	882	883
Prestige Auto Receivables Trust 2023-1
6.33%, 04/16/2029, Series 2023-1A, Class D (1)	4,170	4,165
Prestige Auto Receivables Trust 2023-2
7.71%, 08/15/2029, Series 2023-2A, Class D (1)	1,800	1,807
PRET 2024-NPL7 LLC
5.93%, 10/25/2054, Series 2024-NPL7, Class A1 (1)(4)	4,626	4,629
PRET 2025-NPL11 LLC
5.19%, 10/25/2055, Series 2025-NPL11, Class A1 (1)(4)	25,533	25,577
PRET 2025-NPL3 LLC
6.71%, 04/25/2055, Series 2025-NPL3, Class A1 (1)(4)	5,867	5,902
PRET 2025-NPL6 LLC
5.74%, 06/25/2055, Series 2025-NPL6, Class A1 (1)(4)	21,034	21,115
Pret 2025-NPL7 LLC
5.66%, 07/25/2055, Series 2025-NPL7, Class A1 (1)(4)	11,866	11,897
PRET 2025-NPL8 LLC
5.73%, 08/25/2055, Series 2025-NPL8, Class A1 (1)(4)	14,795	14,829
Progress Residential 2021-SFR3
2.54%, 05/17/2026, Series 2021-SFR3, Class E1 (1)	1,815	1,803
2.69%, 05/17/2026, Series 2021-SFR3, Class E2 (1)	1,510	1,497

The accompanying notes are an integral part of these financial statements.

132

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 10.16% – (continued)
Progress Residential 2021-SFR5 Trust
2.21%, 07/17/2038, Series 2021-SFR5, Class E1 (1)	$2,185	$2,158
2.36%, 07/17/2038, Series 2021-SFR5, Class E2 (1)	545	538
Progress Residential 2021-SFR7 Trust
2.59%, 08/17/2040, Series 2021-SFR7, Class E1 (1)	3,970	3,729
2.64%, 08/17/2040, Series 2021-SFR7, Class E2 (1)	1,035	972
Progress Residential 2021-SFR9 Trust
2.81%, 11/17/2040, Series 2021-SFR9, Class E1 (1)	1,130	1,060
3.01%, 11/17/2040, Series 2021-SFR9, Class E2 (1)	615	579
Progress Residential 2022-SFR5 Trust
4.90%, 06/17/2039, Series 2022-SFR5, Class B (1)	1,775	1,777
5.19%, 06/17/2039, Series 2022-SFR5, Class C (1)	3,215	3,212
Progress Residential 2023-SFR1 Trust
4.65%, 03/17/2040, Series 2023-SFR1, Class C (1)	950	944
4.65%, 03/17/2040, Series 2023-SFR1, Class D (1)	1,455	1,443
Progress Residential Trust
2.43%, 07/17/2038, Series 2021-SFR6, Class E1 (1)	2,730	2,696
2.53%, 07/17/2038, Series 2021-SFR6, Class E2 (1)	1,375	1,357
QTS Issuer ABS II LLC
5.78%, 10/05/2055, Series 2025-1A, Class B (1)	5,350	5,187
RAAC Series 2006-RP4 Trust
4.40% (1 Month Term SOFR + 0.66%, 0.55% Floor, 14.00% Cap), 01/25/2046, Series 2006-RP4, Class M1 (1)(2)	3,502	3,503
RAMP Series 2005-RS5 Trust
4.87% (1 Month Term SOFR + 0.79%, 0.68% Floor, 14.00% Cap), 05/25/2035, Series 2005-RS5, Class M5 (2)	87	89
RAMP Series 2006-RZ5 Trust
4.21% (1 Month Term SOFR + 0.47%, 0.36% Floor, 14.00% Cap), 08/25/2046, Series 2006-RZ5, Class M1 (2)	14,719	13,210
RASC Series 2006-EMX6 Trust
4.39% (1 Month Term SOFR + 0.38%, 0.27% Floor, 14.00% Cap), 07/25/2036, Series 2006-EMX6, Class A4 (2)	165	147
RASC Series 2007-KS3 Trust
4.53% (1 Month Term SOFR + 0.79%, 0.68% Floor, 14.00% Cap), 04/25/2037, Series 2007-KS3, Class AI4 (2)	16,052	15,740
RCKT Mortgage Trust 2024-CES5
5.85%, 08/25/2044, Series 2024-CES5, Class A1A (1)(4)	19,869	20,064
RCKT Mortgage Trust 2024-CES8
5.49%, 11/25/2044, Series 2024-CES8, Class A1A (1)(4)	26,066	26,255
RCO IX Mortgage LLC 2025-2
6.51%, 04/25/2030, Series 2025-2, Class A1 (1)(4)	16,448	16,501
RCO IX Mortgage LLC 2025-4
5.31%, 10/25/2030, Series 2025-4, Class A1 (1)(4)	17,211	17,218
RCO VIII Mortgage LLC 2025-3
6.43%, 05/25/2030, Series 2025-3, Class A1 (1)(4)	1,485	1,488
Reach ABS Trust 2025-1
5.99%, 08/16/2032, Series 2025-1A, Class C (1)	580	590
Reach ABS Trust 2025-2
5.12%, 08/18/2032, Series 2025-2A, Class B (1)	4,145	4,185
Red Oak Funding Master Trust
5.98% (30-day Average SOFR + 2.00%), 12/20/2030, Series 2025-1A, Class A (1)(2)	6,440	6,445
Regional Management Issuance Trust 2024-2
5.11%, 12/15/2033, Series 2024-2, Class A (1)	3,795	3,824
5.74%, 12/15/2033, Series 2024-2, Class C (1)	915	925
Republic Finance Issuance Trust 2021-A
3.53%, 12/22/2031, Series 2021-A, Class C (1)	795	789
Republic Finance Issuance Trust 2024-A
5.91%, 08/20/2032, Series 2024-A, Class A (1)	5,385	5,440

The accompanying notes are an integral part of these financial statements.

133

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 10.16% – (continued)
Republic Finance Issuance Trust 2024-B
5.42%, 11/20/2037, Series 2024-B, Class A (1)	$6,255	$6,374
Research-Driven Pagaya Motor Trust 2024-1
7.09%, 06/25/2032, Series 2024-1A, Class A (1)	932	937
RFS Asset Securitization II LLC
6.55%, 07/15/2031, Series 2024-1, Class A (1)	7,935	8,078
Saluda Grade Alternative Mortgage Trust 2025-LOC5
5.75% (1 Month Term SOFR + 1.80%), 10/25/2055, Series 2025-LOC5, Class A1B (1)(2)	14,500	14,500
Santander Drive Auto Receivables Trust 2023-2
5.24%, 05/15/2028, Series 2023-2, Class B	7,602	7,616
Santander Drive Auto Receivables Trust 2024-2
6.28%, 08/15/2031, Series 2024-2, Class D	400	413
Santander Drive Auto Receivables Trust 2024-3
5.97%, 10/15/2031, Series 2024-3, Class D	11,735	12,083
Santander Drive Auto Receivables Trust 2024-5
4.62%, 11/15/2028, Series 2024-5, Class A3	4,164	4,171
Santander Drive Auto Receivables Trust 2025-3
4.63%, 10/16/2028, Series 2025-3, Class A2	14,254	14,298
Santander Drive Auto Receivables Trust 2025-4
4.28%, 01/15/2029, Series 2025-4, Class A2	9,200	9,221
Saxon Asset Securities Trust 2006-1
4.31% (1 Month Term SOFR + 0.58%, 0.47% Floor, 12.25% Cap), 03/25/2036, Series 2006-1, Class M1 (2)	688	683
Saxon Asset Securities Trust 2007-2
4.05% (1 Month Term SOFR + 0.31%, 0.20% Floor), 05/25/2047, Series 2007-2, Class A1 (2)	14,060	12,793
Saxon Asset Securities Trust 2007-3
4.16% (1 Month Term SOFR + 0.42%, 0.31% Floor), 09/25/2037, Series 2007-3, Class 1A (2)	8,915	8,659
SBNA Auto Lease Trust 2024-C
4.56%, 02/22/2028, Series 2024-C, Class A3 (1)	29,737	29,807
SBNA Auto Receivables Trust 2024-A
5.21%, 04/16/2029, Series 2024-A, Class A4 (1)	3,050	3,076
5.32%, 12/15/2028, Series 2024-A, Class A3 (1)	5,145	5,162
5.59%, 01/15/2030, Series 2024-A, Class C (1)	200	204
6.04%, 04/15/2030, Series 2024-A, Class D (1)	400	409
SCCU Auto Receivables Trust 2025-1
4.67%, 11/15/2028, Series 2025-1A, Class A2 (1)	5,919	5,935
SEB Funding LLC
4.97%, 01/30/2052, Series 2021-1A, Class A2 (1)	2,594	2,590
7.39%, 04/30/2054, Series 2024-1A, Class A2 (1)	8,440	8,633
Securitized Asset Backed Receivables LLC Trust 2004-OP1
4.61% (1 Month Term SOFR + 0.88%, 0.77% Floor), 02/25/2034, Series 2004-OP1, Class M1 (2)	2,827	2,821
Securitized Asset Backed Receivables LLC Trust 2005-HE1
4.49% (1 Month Term SOFR + 0.76%, 0.65% Floor), 10/25/2035, Series 2005-HE1, Class M1 (2)	2,149	1,780
Securitized Asset Backed Receivables LLC Trust 2006-CB5
4.13% (1 Month Term SOFR + 0.39%, 0.28% Floor), 06/25/2036, Series 2006-CB5, Class A3 (2)	3,290	2,259
Securitized Asset Backed Receivables LLC Trust 2007-BR2
4.31% (1 Month Term SOFR + 0.57%, 0.46% Floor), 02/25/2037, Series 2007-BR2, Class A2 (2)	3,262	1,449
ServiceMaster Funding LLC
2.84%, 01/30/2051, Series 2020-1, Class A2I (1)	607	577
SF Abs Issuer LLC
5.38%, 11/25/2055, Series 2025-1A, Class A2 (1)	21,865	21,389
SFS Auto Receivables Securitization Trust 2023-1
5.97%, 02/20/2031, Series 2023-1A, Class C (1)	1,965	2,021
SFS Auto Receivables Securitization Trust 2024-3
4.55%, 06/20/2030, Series 2024-3A, Class A3 (1)	9,500	9,563
4.71%, 05/22/2028, Series 2024-3A, Class A2 (1)	1,383	1,385
SFS Auto Receivables Securitization Trust 2025-1
5.11%, 02/20/2031, Series 2025-1A, Class B (1)	1,200	1,228
5.20%, 10/20/2032, Series 2025-1A, Class C (1)	3,400	3,468

The accompanying notes are an integral part of these financial statements.

134

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 10.16% – (continued)
SFS Auto Receivables Securitization Trust 2025-2
5.05%, 04/20/2033, Series 2025-2A, Class C (1)	$4,400	$4,473
Shentel Issuer LLC
5.64%, 12/20/2055, Series 2025-1A, Class A2 (1)	11,445	11,549
Shenton Aircraft Investment I Ltd.
4.75%, 10/15/2042, Series 2015-1A, Class A (1)	1,238	1,205
Sierra Timeshare 2021-1 Receivables Funding LLC
1.34%, 11/20/2037, Series 2021-1A, Class B (1)	472	471
1.79%, 11/20/2037, Series 2021-1A, Class C (1)	131	131
Sierra Timeshare 2023-1 Receivables Funding LLC
7.00%, 01/20/2040, Series 2023-1A, Class C (1)	364	374
Sierra Timeshare 2023-2 Receivables Funding LLC
7.30%, 04/20/2040, Series 2023-2A, Class C (1)	441	458
Sierra Timeshare 2023-3 Receivables Funding LLC
7.12%, 09/20/2040, Series 2023-3A, Class C (1)	1,364	1,412
Slam 2021-1 Ltd.
2.43%, 06/15/2046, Series 2021-1A, Class A (1)	7,117	6,793
SLAM 2025-1 Ltd.
5.81%, 05/15/2050, Series 2025-1A, Class A (1)	2,765	2,833
Slam Ltd.
5.34%, 09/15/2049, Series 2024-1A, Class A (1)	8,613	8,723
SLM Private Credit Student Loan Trust 2003-B
7.92%, 03/15/2033, Series 2003-B, Class A3 (3)	710	704
SLM Private Credit Student Loan Trust 2005-B
4.31% (3 Month Term SOFR + 0.59%), 06/15/2039, Series 2005-B, Class A4 (2)	2,350	2,293
SLM Student Loan Trust 2003-12
5.06% (90-day Average SOFR + 0.93%), 12/15/2068, Series 2003-12, Class A6 (1)(2)	49,171	49,338
SLM Student Loan Trust 2003-7
5.59% (90-day Average SOFR + 1.46%, 1.20% Floor), 12/15/2033, Series 2003-7A, Class A5A (1)(2)	3,539	3,500
SLM Student Loan Trust 2005-4
4.74% (90-day Average SOFR + 0.43%), 07/25/2040, Series 2005-4, Class A4 (2)	6,776	6,679
SLM Student Loan Trust 2006-10
4.79% (90-day Average SOFR + 0.48%), 03/25/2044, Series 2006-10, Class B (2)	868	830
SLM Student Loan Trust 2007-7
4.90% (90-day Average SOFR + 0.59%), 04/25/2026, Series 2007-7, Class A4 (2)	658	652
SLM Student Loan Trust 2008-5
6.27% (90-day Average SOFR + 1.96%, 1.70% Floor), 10/25/2026, Series 2008-5, Class A4 (2)	829	834
6.42% (90-day Average SOFR + 2.11%, 1.85% Floor), 07/25/2073, Series 2008-5, Class B (2)	7,350	7,716
SLM Student Loan Trust 2008-7
5.47% (90-day Average SOFR + 1.16%), 10/25/2026, Series 2008-7, Class A4 (2)	3,221	3,217
SLM Student Loan Trust 2012-1
4.94% (30-day Average SOFR + 1.06%, 0.95% Floor), 09/25/2028, Series 2012-1, Class A3 (2)	5,260	5,202
SLM Student Loan Trust 2012-2
4.69% (30-day Average SOFR + 0.81%), 01/25/2029, Series 2012-2, Class A (2)	6,671	6,557
SLM Student Loan Trust 2012-7
4.64% (30-day Average SOFR + 0.76%, 0.65% Floor), 05/26/2026, Series 2012-7, Class A3 (2)	2,218	2,149
5.79% (30-day Average SOFR + 1.91%, 1.80% Floor), 09/25/2043, Series 2012-7, Class B (2)	2,220	2,133
SLM Student Loan Trust 2014-1
4.59% (30-day Average SOFR + 0.71%), 02/26/2029, Series 2014-1, Class A3 (2)	1,312	1,281
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043, Series 2015-C, Class B (1)	78	78
SMB Private Education Loan Trust 2017-B
2.82%, 10/15/2035, Series 2017-B, Class A2A (1)	91	90
SMB Private Education Loan Trust 2018-A
3.50%, 02/15/2036, Series 2018-A, Class A2A (1)	1,346	1,341
3.96%, 07/15/2042, Series 2018-A, Class B (1)	125	123
SMB Private Education Loan Trust 2018-B
3.60%, 01/15/2037, Series 2018-B, Class A2A (1)	631	627

The accompanying notes are an integral part of these financial statements.

135

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Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 10.16% – (continued)
4.00%, 07/15/2042, Series 2018-B, Class B (1)	$910	$895
SMB Private Education Loan Trust 2018-C
3.63%, 11/15/2035, Series 2018-C, Class A2A (1)	1,635	1,629
4.00%, 11/17/2042, Series 2018-C, Class B (1)	770	758
SMB Private Education Loan Trust 2019-A
3.44%, 07/15/2036, Series 2019-A, Class A2A (1)	628	624
SMB Private Education Loan Trust 2019-B
2.84%, 06/15/2037, Series 2019-B, Class A2A (1)	1,525	1,499
SMB Private Education Loan Trust 2020-A
2.23%, 09/15/2037, Series 2020-A, Class A2A (1)	2,839	2,759
SMB Private Education Loan Trust 2020-PTB
1.60%, 09/15/2054, Series 2020-PTB, Class A2A (1)	818	778
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053, Series 2021-A, Class APT1 (1)	1,421	1,304
SMB Private Education Loan Trust 2021-D
1.34%, 03/17/2053, Series 2021-D, Class A1A (1)	675	639
SMB Private Education Loan Trust 2022-B
3.94%, 02/16/2055, Series 2022-B, Class A1A (1)	18,240	17,854
5.43% (30-day Average SOFR + 1.45%), 02/16/2055, Series 2022-B, Class A1B (1)(2)	16,449	16,596
SMB Private Education Loan Trust 2023-C
6.36%, 11/15/2052, Series 2023-C, Class B (1)	3,570	3,756
SMB Private Education Loan Trust 2023-D
5.63% (30-day Average SOFR + 1.65%, 1.65% Floor), 09/15/2053, Series 2023-D, Class A1B (1)(2)	12,070	12,269
6.15%, 09/15/2053, Series 2023-D, Class A1A (1)	7,426	7,814
6.93%, 09/15/2053, Series 2023-D, Class B (1)	5,009	5,329
7.54%, 09/15/2053, Series 2023-D, Class C (1)	1,034	1,096
8.87%, 09/15/2053, Series 2023-D, Class D (1)	2,110	2,300
SMB Private Education Loan Trust 2024-A
5.24%, 03/15/2056, Series 2024-A, Class A1A (1)	45,476	46,250
SMB Private Education Loan Trust 2024-C
5.50%, 06/17/2052, Series 2024-C, Class A1A (1)	3,883	3,984
SMB Private Education Loan Trust 2024-D
5.38%, 07/15/2053, Series 2024-D, Class A1A (1)	23,089	23,557
SMB Private Education Loan Trust 2024-E
5.09%, 10/16/2056, Series 2024-E, Class A1A (1)	39,485	40,098
SMB Private Education Loan Trust 2024-F
5.06%, 03/16/2054, Series 2024-F, Class A1A (1)	8,322	8,423
SMB Private Education Loan Trust 2025-C
0.00%, 03/15/2055, Series 2025-C, Class R (1)(18)	3	37
4.78%, 03/15/2055, Series 2025-C, Class C (1)	2,400	2,366
4.96%, 03/15/2055, Series 2025-C, Class A1A (1)	48,069	48,281
5.10%, 03/15/2055, Series 2025-C, Class B (1)	2,400	2,407
5.18% (30-day Average SOFR + 1.20%, 1.20% Floor), 03/15/2055, Series 2025-C, Class A1B (1)(2)	5,309	5,309
5.26%, 03/15/2055, Series 2025-C, Class D (1)	4,700	4,540
SoFi Consumer Loan Program 2025-3 Trust
4.47%, 08/15/2034, Series 2025-3, Class A (1)	6,151	6,168
SoFi Consumer Loan Program 2025-4 Trust
4.24%, 08/25/2035, Series 2025-4, Class A (1)	5,754	5,760
SoFi Consumer Loan Program 2025-A Trust
0.00%, 03/27/2034, Series 2025-A, Class R (1)(18)	4,841	5,856
4.91%, 03/27/2034, Series 2025-A, Class A (1)	20,586	20,688
5.25%, 03/27/2034, Series 2025-A, Class B (1)	3,796	3,840
5.77%, 03/27/2034, Series 2025-A, Class C (1)	2,944	2,985
6.26%, 03/27/2034, Series 2025-A, Class D (1)	2,177	2,210
SoFi Consumer Loan Program 2025-C Trust
0.00%, 10/25/2034, Series 2025-C, Class R (1)(18)	4,675	6,485
4.19%, 10/25/2034, Series 2025-C, Class A (1)	30,818	30,839
4.53%, 10/25/2034, Series 2025-C, Class B (1)	3,787	3,776

The accompanying notes are an integral part of these financial statements.

136

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Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 10.16% – (continued)
4.90%, 10/25/2034, Series 2025-C, Class C (1)	$2,942	$2,936
5.20%, 10/25/2034, Series 2025-C, Class D (1)	2,170	2,172
SoFi Professional Loan Program 2018-C Trust
4.13%, 01/25/2048, Series 2018-C, Class BFX (1)	1,875	1,824
Soundview Home Loan Trust 2006-OPT5
4.33% (1 Month Term SOFR + 0.59%, 0.48% Floor), 07/25/2036, Series 2006-OPT5, Class 2A4 (2)	19,024	17,702
Specialty Underwriting & Residential Finance Trust Series 2006-BC2
3.67%, 02/25/2037, Series 2006-BC2, Class A2C (4)	9,654	3,068
Specialty Underwriting & Residential Finance Trust Series 2006-BC5
4.13% (1 Month Term SOFR + 0.39%, 0.28% Floor), 11/25/2037, Series 2006-BC5, Class A1 (2)	8,337	6,712
Stellantis Financial Underwritten Enhanced Lease Trust 2025-B
4.39%, 08/20/2026, Series 2025-BA, Class A1 (1)	7,257	7,263
Stream Innovations 2024-1 Issuer Trust
6.27%, 07/15/2044, Series 2024-1A, Class A (1)	603	627
Stream Innovations 2024-2 Issuer Trust
5.21%, 02/15/2045, Series 2024-2A, Class A (1)	3,203	3,240
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1
4.26%, 02/25/2035, Series 2005-1, Class 1A1 (3)	2,684	2,554
Structured Asset Investment Loan Trust 2004-8
4.75% (1 Month Term SOFR + 1.01%, 0.90% Floor), 09/25/2034, Series 2004-8, Class M1 (2)	379	366
Structured Asset Investment Loan Trust 2004-9
4.94% (1 Month Term SOFR + 1.21%, 1.10% Floor), 10/25/2034, Series 2004-9, Class M2 (2)	2,781	2,790
Structured Asset Investment Loan Trust 2005-HE2
4.60% (1 Month Term SOFR + 0.86%, 0.75% Floor), 07/25/2035, Series 2005-HE2, Class M2 (2)	2,902	2,849
Structured Asset Mortgage Investments II Trust 2007-AR3
4.23% (1 Month Term SOFR + 0.49%, 0.38% Floor, 10.50% Cap), 09/25/2047, Series 2007-AR3, Class 2A1 (2)	9,244	8,586
Subway Funding LLC
5.25%, 07/30/2054, Series 2024-3A, Class A2I (1)	4,950	4,932
6.03%, 07/30/2054, Series 2024-1A, Class A2I (1)	19,008	19,269
SUNNOVA HELIOS II ISSUER LLC 2019-A
3.75%, 06/20/2046, Series 2019-AA, Class A (1)	1,220	1,140
Sunnova Helios XIII Issuer LLC
5.30%, 02/20/2051, Series 2024-A, Class A (1)	1,047	920
Sunnova Sol III Issuer LLC
2.58%, 04/28/2056, Series 2021-1, Class A (1)	1,003	856
Sunrun Atlas Issuer 2019-2 LLC
3.61%, 02/01/2055, Series 2019-2, Class A (1)	9,050	8,725
Sunrun Demeter Issuer 2021-2 LLC
2.27%, 01/30/2057, Series 2021-2A, Class A (1)	1,123	1,024
Switch ABS Issuer LLC
5.04%, 03/25/2055, Series 2025-1A, Class A2 (1)	13,460	13,231
Terwin Mortgage Trust Series TMTS 2005-6HE
5.05% (1 Month Term SOFR + 1.31%, 1.20% Floor), 04/25/2036, Series 2005-6HE, Class M6 (2)	3,018	3,013
Tesla Auto Lease Trust 2024-B
4.79%, 01/20/2027, Series 2024-B, Class A2A (1)	1,245	1,246
Thrust Engine Leasing 2021 DAC
4.16%, 07/15/2040, Series 2021-1A, Class A (1)	4,310	4,254
TIF Funding III LLC
5.48%, 04/20/2049, Series 2024-1A, Class A (1)	3,002	3,013
TMCL VII Holdings Ltd.
6.43%, 07/23/2050, Series 2025-1H, Class A (1)	12,444	12,498
T-Mobile U.S. Trust 2024-2
4.25%, 05/21/2029, Series 2024-2A, Class A (1)	6,900	6,933
Towd Point Mortgage Trust 2024-CES4
5.12%, 09/25/2064, Series 2024-CES4, Class A1(1) (4)	20,014	20,035
Towd Point Mortgage Trust 2025-CES2
5.58%, 07/25/2065, Series 2025-CES2, Class A2 (1)(4)	20,377	20,521

The accompanying notes are an integral part of these financial statements.

137

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 10.16% – (continued)
Toyota Auto Receivables 2024-A Owner Trust
4.83%, 10/16/2028, Series 2024-A, Class A3	$5,049	$5,082
Toyota Auto Receivables 2024-D Owner Trust
4.40%, 06/15/2029, Series 2024-D, Class A3	13,000	13,090
4.55%, 08/16/2027, Series 2024-D, Class A2A	3,529	3,533
Toyota Auto Receivables 2025-C Owner Trust
4.19%, 01/15/2031, Series 2025-C, Class A4	16,000	16,129
Toyota Auto Receivables 2025-D Owner Trust
3.94%, 02/17/2031, Series 2025-D, Class A4	11,986	11,988
Trafigura Securitisation Finance Plc
5.13% (SOFR + 1.40%, 1.40% Floor), 11/15/2027, Series 2024-1A, Class A1 (1)(2)	17,950	17,930
Tricon American Homes 2019-SFR1 Trust
3.20%, 03/17/2038, Series 2019-SFR1, Class D (1)	1,270	1,263
Tricon American Homes 2020-SFR1
2.05%, 07/17/2038, Series 2020-SFR1, Class B (1)	1,180	1,163
2.55%, 07/17/2038, Series 2020-SFR1, Class D (1)	1,220	1,203
Tricon American Homes 2020-SFR2 Trust
2.73%, 11/17/2039, Series 2020-SFR2, Class E1 (1)	1,855	1,764
Tricon Residential 2021-SFR1 Trust
2.79%, 07/17/2038, Series 2021-SFR1, Class E1 (1)	1,760	1,739
2.89%, 07/17/2038, Series 2021-SFR1, Class E2 (1)	4,695	4,637
Uniti Fiber Abs Issuer LLC
5.88%, 04/20/2055, Series 2025-1A, Class A2 (1)	1,600	1,634
Upstart Structured Pass-Through Trust Series 2022-2A
4.25%, 06/17/2030, Series 2022-2A, Class A (1)	442	441
USB Auto Owner Trust 2025-1
5.40%, 12/15/2032, Series 2025-1A, Class D (1)	700	710
Vantage Data Centers Issuer LLC
2.17%, 10/15/2046, Series 2021-1A, Class A2 (1)	20,075	19,666
5.10%, 09/15/2054, Series 2024-1A, Class A2 (1)	9,375	9,311
Vantage Data Centers LLC
1.99%, 09/15/2045, Series 2020-2A, Class A2 (1)	3,040	2,894
VB-S1 Issuer LLC—VBTEL
4.29%, 02/15/2052, Series 2022-1A, Class D (1)	10,305	10,156
VCAT 2025-NPL1 LLC
5.88%, 01/25/2055, Series 2025-NPL1, Class A1 (1)(4)	4,484	4,500
VCAT 2025-NPL3 LLC
5.89%, 02/25/2055, Series 2025-NPL3, Class A1 (1)(4)	10,541	10,565
Verizon Master Trust
4.17%, 08/20/2030, Series 2024-6, Class A1A	48,100	48,393
Volkswagen Auto Loan Enhanced Trust 2023-2
5.48%, 12/20/2028, Series 2023-2, Class A3	5,658	5,728
Volofin Finance Designated Activity Co.
5.94%, 06/15/2037, Series 2024-1A, Class A (1)	5,449	5,553
Volvo Financial Equipment LLC Series 2024-1
4.56%, 05/17/2027, Series 2024-1A, Class A2 (1)	8,275	8,288
VStrong Auto Receivables Trust 2024-A
7.29%, 07/15/2030, Series 2024-A, Class D (1)	300	315
WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust
4.17%, 02/25/2037, Series 2007-HY1, Class 4A1 (3)	4,911	4,422
WATR I 2025-1 Issuer Trust
0.00%, 06/17/2050, Series 2025-1, Class R (1)(18)	3,617	6,412
5.25%, 06/17/2050, Series 2025-1, Class A (1)(18)	22,732	22,732
5.56%, 06/17/2050, Series 2025-1, Class B (1)(18)	5,300	5,300
5.81%, 06/17/2050, Series 2025-1, Class C (1)(18)	3,300	3,300
6.77%, 06/17/2050, Series 2025-1, Class D (1)(18)	5,800	5,800
Watr I 2025-2 Issuer Trust
0.00%, 09/16/2050, Series 2025-2, Class R (1)(18)	4,148	7,398

The accompanying notes are an integral part of these financial statements.

138

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Asset-Backed Obligations – 10.16% – (continued)
4.79%, 09/16/2050, Series 2025-2, Class A (1)(18)	$26,185	$26,185
5.04%, 09/16/2050, Series 2025-2, Class B (1)(18)	7,399	7,399
5.24%, 09/16/2050, Series 2025-2, Class C (1)(18)	4,900	4,900
6.16%, 09/16/2050, Series 2025-2, Class D (1)(18)	5,100	5,100
WAVE 2019-1 LLC
3.60%, 09/15/2044, Series 2019-1, Class A (1)	337	331
Western Funding Auto Loan Trust 2025-1
5.34%, 11/15/2035, Series 2025-1, Class C (1)	2,100	2,127
Westlake Automobile Receivables Trust 2023-1
6.79%, 11/15/2028, Series 2023-1A, Class D (1)	2,480	2,537
Westlake Automobile Receivables Trust 2023-2
7.01%, 11/15/2028, Series 2023-2A, Class D (1)	5,285	5,410
Westlake Automobile Receivables Trust 2023-3
6.47%, 03/15/2029, Series 2023-3A, Class D (1)	5,675	5,803
Westlake Automobile Receivables Trust 2023-4
7.19%, 07/16/2029, Series 2023-4A, Class D (1)	9,020	9,325
Westlake Automobile Receivables Trust 2024-2
5.91%, 04/15/2030, Series 2024-2A, Class D (1)	2,400	2,451
Westlake Automobile Receivables Trust 2024-3
4.71%, 04/17/2028, Series 2024-3A, Class A3 (1)	6,600	6,621
4.82%, 09/15/2027, Series 2024-3A, Class A2A (1)	5,596	5,603
5.21%, 04/15/2030, Series 2024-3A, Class D (1)	6,605	6,687
Westlake Automobile Receivables Trust 2025-1
5.54%, 11/15/2030, Series 2025-1A, Class D (1)	3,500	3,554
Westlake Automobile Receivables Trust 2025-2
4.64%, 07/15/2026, Series 2025-2A, Class A1 (1)	6,525	6,527
Wheels Fleet Lease Funding 1 LLC
4.80%, 09/19/2039, Series 2024-3A, Class A1 (1)	2,715	2,744
Willis Engine Structured Trust VI
3.10%, 05/15/2046, Series 2021-A, Class A (1)	2,015	1,904
Willis Engine Structured Trust VII
8.00%, 10/15/2048, Series 2023-A, Class A (1)	6,906	7,100
Wingstop Funding LLC
5.86%, 12/05/2054, Series 2024-1A, Class A2 (1)	4,935	5,071
World Financial Network Credit Card Master Trust
5.47%, 02/15/2031, Series 2024-A, Class A	10,900	11,115
World Omni Auto Receivables Trust 2022-D
5.61%, 02/15/2028, Series 2022-D, Class A3	337	338

Total Asset-Backed Obligations (Cost: $4,622,121)		4,571,187

Collateralized Loan Obligations – 2.51%
720 East CLO VI Ltd.
5.24% (3 Month Term SOFR + 1.36%, 1.36% Floor), 01/20/2038, Series 2024-3A, Class A1 (1)(2)	7,440	7,452
AGL CLO 42 Ltd.
5.57% (3 Month Term SOFR + 1.30%, 1.30% Floor), 07/22/2038, Series 2025-42A, Class A1 (1)(2)	6,980	7,005
AIMCO CLO 21 Ltd.
5.80% (3 Month Term SOFR + 1.92%, 1.92% Floor), 04/18/2037, Series 2024-21A, Class B (1)(2)	4,950	4,961
Allegro CLO X Ltd.
5.01% (3 Month Term SOFR + 1.13%, 1.13% Floor), 04/20/2032, Series 2019-1A, Class ARR (1)(2)	9,708	9,705
AMMC CLO 24 Ltd.
5.08% (3 Month Term SOFR + 1.20%, 1.20% Floor), 01/20/2035, Series 2021-24A, Class AR (1)(2)	35,185	35,184
AMMC CLO 28 Ltd.
5.43% (3 Month Term SOFR + 1.55%, 1.55% Floor), 07/20/2037, Series 2024-28A, Class A1A (1)(2)	24,000	24,030
Anchorage Capital CLO 6 Ltd.
5.64% (3 Month Term SOFR + 1.37%, 1.37% Floor), 07/22/2038, Series 2015-6A, Class AR4 (1)(2)	8,625	8,642

The accompanying notes are an integral part of these financial statements.

139

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Collateralized Loan Obligations – 2.51% – (continued)
Anchorage Credit Funding 18 Ltd.
5.33%, 10/22/2040, Series 2025-18A, Class A (1)		$14,300	$14,377
5.70%, 10/22/2040, Series 2025-18A, Class B (1)		2,800	2,820
Aqueduct European CLO
4.10% (3 Month €STR + 2.00%, 2.00% Floor), 01/25/2039, Series 2025-15A, Class BR3 (1)(2)	EUR	9,250	10,871
Aqueduct European CLO 8 DAC
4.11% (3 Month €STR + 2.00%, 2.00% Floor), 01/15/2039, Series 2024-8A, Class BR (1)(2)		4,550	5,352
Ares LXII CLO Ltd.
5.36% (3 Month Term SOFR + 1.50%, 1.50% Floor), 01/25/2034, Series 2021-62A, Class BR (1)(2)		$12,150	12,143
Ares European CLO XVII DAC
4.02% (3 Month €STR + 1.90%, 1.90% Floor), 01/15/2040, Series 17A, Class BR (1)(2)	EUR	12,500	14,690
Atlantic Avenue 2024-3 Ltd.
5.14% (3 Month Term SOFR + 1.26%, 1.26% Floor), 01/20/2035, Series 2024-3A, Class A (1)(2)		$19,000	19,004
Aurium CLO III DAC
2.69% (3 Month €STR + 0.67%, 0.67% Floor), 04/16/2030, Series 3A, Class AR (1)(2)	EUR	183	214
Bain Capital Credit CLO 2021-3 Ltd.
4.93% (3 Month Term SOFR + 1.06%, 1.06% Floor), 07/24/2034, Series 2021-3A, Class AR (1)(2)		$17,100	17,095
Bain Capital Credit CLO 2022-4 Ltd.
5.27% (3 Month Term SOFR + 1.38%, 1.38% Floor), 10/16/2037, Series 2022-4A, Class A1R (1)(2)		10,430	10,442
Bain Capital Euro CLO 2018-2 DAC
2.77% (3 Month €STR + 0.74%, 0.74% Floor), 01/20/2032, Series 2018-2A, Class AR (1)(2)	EUR	7,281	8,549
BBAM European CLO II DAC
3.03% (3 Month €STR + 1.02%, 1.02% Floor), 10/15/2034, Series 2A, Class A (1)(2)		10,000	11,737
Benefit Street Partners CLO 43 Ltd.
5.19% (3 Month Term SOFR + 1.27%, 1.27% Floor), 10/20/2038, Series 2025-43A, Class A (1)(2)		$2,080	2,081
Benefit Street Partners CLO Ltd.
5.06% (3 Month Term SOFR + 1.18%, 1.18% Floor), 04/20/2038, Series 2015-6BR, Class A1R (1)(2)		3,240	3,236
Benefit Street Partners CLO XXVIII Ltd.
5.58% (3 Month Term SOFR + 1.70%, 1.70% Floor), 10/20/2037, Series 2022-28A, Class BR (1)(2)		9,830	9,837
Benefit Street Partners CLO XXXVII Ltd.
5.51% (3 Month Term SOFR + 1.65%, 1.65% Floor), 01/25/2038, Series 2024-37A, Class B (1)(2)		4,275	4,278
Birch Grove CLO 13 Ltd.
5.47% (3 Month Term SOFR + 1.31%, 1.31% Floor), 10/23/2038, Series 2025-13A, Class A1 (1)(2)		8,855	8,862
Birch Grove CLO 6 Ltd.
5.75% (3 Month Term SOFR + 1.38%, 1.38% Floor), 07/20/2037, Series 2023-6A, Class A1R (1)(2)		5,195	5,200
Birch Grove CLO 7 Ltd.
5.14% (3 Month Term SOFR + 1.26%, 1.26% Floor), 10/20/2038, Series 2023-7A, Class A1R (1)(2)		7,195	7,201
Birch Grove CLO 9 Ltd.
5.26% (3 Month Term SOFR + 1.40%, 1.40% Floor), 10/22/2037, Series 2024-9A, Class A1 (1)(2)		29,940	29,959
BlueMountain CLO 2015-4 Ltd.
5.18% (3 Month Term SOFR + 1.30%, 1.30% Floor), 04/20/2030, Series 2015-4A, Class CR2 (1)(2)		5,950	5,951
Canyon CLO 2020-1 Ltd.
4.98% (3 Month Term SOFR + 1.08%, 1.08% Floor), 07/15/2034, Series 2020-1A, Class AR2 (1)(2)		4,800	4,786
Cifc Funding 2014-IV-R Ltd.
4.87% (3 Month Term SOFR + 0.99%, 0.99% Floor), 01/17/2035, Series 2014-4RA, Class A1A2 (1)(2)		20,210	20,224
CIFC Funding 2015-IV Ltd.
5.60% (3 Month Term SOFR + 1.71%, 1.71% Floor), 04/20/2034, Series 2015-4A, Class A2R2 (1)(2)		2,145	2,143
CIFC Funding 2018-I Ltd.
5.20% (3 Month Term SOFR + 1.32%, 1.32% Floor), 01/18/2038, Series 2018-1A, Class A1R (1)(2)		27,385	27,444
CIFC Funding 2019-IV Ltd.
5.20% (3 Month Term SOFR + 1.30%, 1.30% Floor), 07/15/2038, Series 2019-4A, Class A1R2 (1)(2)		5,990	5,998
CIFC Funding 2019-VII Ltd.
5.37% (3 Month Term SOFR + 1.28%, 1.28% Floor), 10/19/2038, Series 2019-7A, Class A1R (1)(2)		6,065	6,073
CIFC Funding 2021-IV Ltd.
5.22% (3 Month Term SOFR + 1.36%, 1.36% Floor), 07/23/2037, Series 2021-4A, Class AR (1)(2)		2,060	2,064
Crown City CLO I
5.53% (3 Month Term SOFR + 1.37%, 1.37% Floor), 07/20/2038, Series 2020-1A, Class A1RR (1)(2)		10,080	10,091

The accompanying notes are an integral part of these financial statements.

140

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Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Collateralized Loan Obligations – 2.51% – (continued)
CVC Cordatus Opportunity Loan Fund-R DAC
2.90% (3 Month €STR + 0.84%, 0.84% Floor), 08/15/2033, Series 1A, Class AR (1)(2)	EUR	7,593	$8,902
Dewolf Park CLO Ltd.
5.62% (3 Month Term SOFR + 1.71%, 1.35% Floor), 10/15/2030, Series 2017-1A, Class BR (1)(2)		$12,235	12,240
Diameter Capital CLO 10 Ltd.
5.19% (3 Month Term SOFR + 1.31%, 1.31% Floor), 04/20/2038, Series 2025-10A, Class A (1)(2)		3,690	3,696
Dryden 64 CLO Ltd.
5.12% (3 Month Term SOFR + 1.23%), 04/18/2031, Series 2018-64A, Class A (1)(2)		1,996	1,997
Dryden 68 CLO Ltd.
5.00% (3 Month Term SOFR + 1.10%, 1.10% Floor), 07/15/2035, Series 2019-68A, Class ARR (1)(2)		21,000	20,994
Dryden XXVI Senior Loan Fund
5.07% (3 Month Term SOFR + 1.16%), 04/15/2029, Series 2013-26A, Class AR (1)(2)		268	268
Elevation CLO 2022-16 Ltd.
4.99% (3 Month Term SOFR + 1.13%, 1.13% Floor), 07/25/2034, Series 2022-16A, Class A1AR (1)(2)		16,100	16,079
Elm Park CLO DAC
4.07% (3 Month €STR + 1.95%, 1.95% Floor), 01/15/2038, Series 1A, Class BR3 (1)(2)	EUR	4,500	5,293
Fidelity Grand Harbour CLO 2023-2 DAC
3.84% (3 Month €STR + 1.85%, 1.85% Floor), 10/15/2039, Series 2023-2A, Class B1R (1)(2)		10,035	11,731
Gallatin CLO VIII 2017-1 Ltd.
5.26% (3 Month Term SOFR + 1.35%, 1.09% Floor), 07/15/2031, Series 2017-1A, Class A1R (1)(2)		$19,441	19,436
Garnet CLO 2 Ltd.
5.43% (3 Month Term SOFR + 1.35%, 1.35% Floor), 10/20/2038, Series 2025-2A, Class A (1)(2)		12,730	12,752
Garnet CLO 3 Ltd.
5.19% (3 Month Term SOFR + 1.27%, 1.27% Floor), 10/20/2038, Series 2025-3A, Class A1 (1)(2)		14,795	14,786
Goldentree Loan Management U.S. Clo 11 Ltd.
4.96% (3 Month Term SOFR + 1.08%, 1.08% Floor), 10/20/2034, Series 2021-11A, Class AR (1)(2)		28,000	27,986
Goldentree Loan Management U.S. Clo 8 Ltd.
5.03% (3 Month Term SOFR + 1.15%, 1.15% Floor), 10/20/2034, Series 2020-8A, Class ARR (1)(2)		27,220	27,206
Golub Capital CLO 82 B Ltd.
5.23% (3 Month Term SOFR + 1.26%, 1.26% Floor), 10/15/2038, Series 2025-82A, Class A1 (1)(2)		7,570	7,576
Greenacre Park CLO LLC
5.25% (3 Month Term SOFR + 1.37%, 1.37% Floor), 07/20/2037, Series 2021-2A, Class AR (1)(2)		2,670	2,675
Greywolf CLO VII Ltd.
5.32% (3 Month Term SOFR + 1.44%, 1.44% Floor), 10/20/2031, Series 2018-2A, Class A1 (1)(2)		83	83
Harvest CLO XXI DAC
1.04%, 07/15/2031, Series 21A, Class A2R (1)	EUR	2,064	2,390
2.79% (3 Month €STR + 0.76%, 0.76% Floor), 07/15/2031, Series 21A, Class A1R (1)(2)		17,318	20,328
Invesco CLO 2021-2 Ltd.
5.50% (3 Month Term SOFR + 1.60%, 1.60% Floor), 07/15/2034, Series 2021-2A, Class BR (1)(2)		$10,500	10,507
Invesco U.S. CLO 2024-4 Ltd.
5.23% (3 Month Term SOFR + 1.33%, 1.33% Floor), 01/15/2038, Series 2024-4A, Class A1 (1)(2)		18,945	18,958
KKR CLO 11 Ltd.
5.35% (3 Month Term SOFR + 1.44%, 1.44% Floor), 01/15/2031, Series 11, Class AR (1)(2)		1,424	1,424
LCM 29 Ltd.
5.24% (3 Month Term SOFR + 1.33%, 1.07% Floor), 04/15/2031, Series 29A, Class AR (1)(2)		2,081	2,082
LCM 34 Ltd.
5.58% (3 Month Term SOFR + 1.70%, 1.70% Floor), 10/20/2034, Series 34A, Class BR (1)(2)		15,000	15,004
Madison Park Funding XLIX Ltd.
4.93% (3 Month Term SOFR + 1.05%, 1.05% Floor), 10/19/2034, Series 2021-49A, Class AR (1)(2)		29,500	29,447
Madison Park Funding XXXV Ltd.
5.14% (3 Month Term SOFR + 1.25%, 0.99% Floor), 04/20/2032, Series 2019-35A, Class A1R (1)(2)		2,005	2,004
Madison Park Funding XXXVII Ltd.
5.43% (3 Month Term SOFR + 1.53%, 1.53% Floor), 04/15/2037, Series 2019-37A, Class AR2 (1)(2)		2,110	2,113
Magnetite XLVIII Ltd.
5.57% (3 Month Term SOFR + 1.28%, 1.28% Floor), 10/15/2038, Series 2025-48A, Class A1 (1)(2)		13,315	13,330
Magnetite XXV Ltd.
5.32% (3 Month Term SOFR + 1.46%, 1.20% Floor), 01/25/2032, Series 2020-25A, Class A (1)(2)		7,640	7,642

The accompanying notes are an integral part of these financial statements.

141

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Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Collateralized Loan Obligations – 2.51% – (continued)
MF1 2021-FL7 Ltd.
4.93% (1 Month Term SOFR + 1.19%, 1.08% Floor), 10/16/2036, Series 2021-FL7, Class A (1)(2)		$4,673	$4,663
MF1 2025-FL19 LLC
6.08% (1 Month Term SOFR + 2.34%, 2.34% Floor), 05/18/2042, Series 2025-FL19, Class B (1)(2)		15,200	15,228
MidOcean Credit CLO XVIII LLC
5.49% (3 Month Term SOFR + 1.17%, 1.17% Floor), 10/18/2035, Series 2025-18A, Class A1 (1)(2)		2,940	2,942
Midocean Credit CLO XXI
5.12% (3 Month Term SOFR + 1.26%, 1.26% Floor), 10/20/2038, Series 2025-21A, Class A1 (1)(2)		11,995	11,995
Mountain View CLO IX Ltd.
5.29% (3 Month Term SOFR + 1.38%), 07/15/2031, Series 2015-9A, Class A1R (1)(2)		50	50
Neuberger Berman Loan Advisers CLO 43 Ltd.
4.93% (3 Month Term SOFR + 1.05%, 1.05% Floor), 07/17/2036, Series 2021-43A, Class AR (1)(2)		25,000	24,959
Northwoods Capital 20 Ltd.
5.20% (3 Month Term SOFR + 1.34%, 1.34% Floor), 10/25/2038, Series 2019-20A, Class AR2 (1)(2)		5,960	5,965
Northwoods Capital XII-B Ltd.
4.91% (3 Month Term SOFR + 1.19%, 1.19% Floor), 06/15/2031, Series 2018-12BA, Class AR (1)(2)		5,291	5,289
OCP Aegis CLO 2023-29 Ltd.
5.43% (3 Month Term SOFR + 1.55%, 1.55% Floor), 01/20/2036, Series 2023-29A, Class BR (1)(2)		15,500	15,507
OCP CLO 2020-18 Ltd.
5.25% (3 Month Term SOFR + 1.37%, 1.37% Floor), 07/20/2037, Series 2020-18A, Class A1R2 (1)(2)		9,685	9,700
OCP CLO 2023-26 Ltd.
4.96% (3 Month Term SOFR + 1.08%, 1.08% Floor), 04/17/2037, Series 2023-26A, Class AR (1)(2)		3,500	3,497
OCP CLO 2024-38 Ltd.
5.20% (3 Month Term SOFR + 1.33%, 1.33% Floor), 01/21/2038, Series 2024-38A, Class A (1)(2)		17,110	17,172
OCP Euro CLO 2023-8 DAC
4.03% (3 Month €STR + 1.90%, 1.90% Floor), 01/20/2040, Series 2023-8A, Class BR (1)(2)	EUR	8,500	9,996
Octagon Investment Partners 39 Ltd.
5.68% (3 Month Term SOFR + 1.80%, 1.80% Floor), 10/20/2030, Series 2018-3A, Class BR (1)(2)		$16,550	16,552
Octagon Investment Partners XVI Ltd.
5.16% (3 Month Term SOFR + 1.28%, 1.02% Floor), 07/17/2030, Series 2013-1A, Class A1R (1)(2)		142	142
Octagon Investment Partners XVII Ltd.
5.52% (3 Month Term SOFR + 1.66%), 01/25/2031, Series 2013-1A, Class BR2 (1)(2)		1,768	1,769
OHA Credit Funding 10-R Ltd.
5.54% (3 Month Term SOFR + 1.26%, 1.26% Floor), 07/18/2037, Series 2021-10RA, Class A1 (1)(2)		14,705	14,735
OHA Credit Partners XI Ltd.
5.34% (3 Month Term SOFR + 1.46%, 1.46% Floor), 04/20/2037, Series 2015-11A, Class A1R2 (1)(2)		23,400	23,424
OHA Credit Partners XV Ltd.
5.83% (3 Month Term SOFR + 1.95%, 1.95% Floor), 04/20/2037, Series 2017-15A, Class B1R (1)(2)		15,180	15,197
OHA Loan Funding 2015-1 Ltd.
5.13% (3 Month Term SOFR + 1.25%, 1.25% Floor), 10/19/2038, Series 2015-1A, Class A1R4 (1)(2)		9,410	9,427
OWL Rock CLO XXI LLC
5.77% (3 Month Term SOFR + 1.90%, 1.90% Floor), 07/24/2034, Series 2025-21A, Class B (1)(2)		250	248
Palmer Square BDC CLO 1 Ltd.
5.50% (3 Month Term SOFR + 1.60%, 1.60% Floor), 07/15/2037, Series 1A, Class A (1)(2)		23,440	23,475
Park Avenue Institutional Advisers CLO Ltd. 2017-1
4.92% (3 Month Term SOFR + 1.07%, 1.07% Floor), 02/14/2034, Series 2017-1A, Class A1R2 (1)(2)		9,670	9,667
5.40% (3 Month Term SOFR + 1.55%, 1.55% Floor), 02/14/2034, Series 2017-1A, Class A2R2 (1)(2)		4,800	4,799
Park Avenue Institutional Advisers CLO Ltd. 2021-1
5.53% (3 Month Term SOFR + 1.65%, 1.65% Floor), 01/20/2034, Series 2021-1A, Class A2R (1)(2)		12,200	12,194
Penta CLO 12 DAC
3.97% (3 Month €STR + 1.95%, 1.95% Floor), 11/09/2038, Series 2022-12A, Class BRR (1)(2)	EUR	12,030	14,138
Post CLO 2023-1 Ltd.
5.16% (3 Month Term SOFR + 1.30%, 1.30% Floor), 10/20/2038, Series 2023-1A, Class A1R (1)(2)		$14,310	14,321
RAD CLO 18 Ltd.
5.30% (3 Month Term SOFR + 1.40%, 1.40% Floor), 07/15/2037, Series 2023-18A, Class A1R (1)(2)		250	250
RAD CLO 26 Ltd.
5.25% (3 Month Term SOFR + 1.37%, 1.37% Floor), 10/20/2037, Series 2024-26A, Class A (1)(2)		14,850	14,860

The accompanying notes are an integral part of these financial statements.

142

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Collateralized Loan Obligations – 2.51% – (continued)
Regatta 35 Funding Ltd.
5.57% (3 Month Term SOFR + 1.29%, 1.29% Floor), 10/15/2038, Series 2025-5A, Class A1 (1)(2)	$11,250	$11,269
Rockford Tower CLO 2019-1 Ltd.
5.48% (3 Month Term SOFR + 1.60%, 1.60% Floor), 04/20/2034, Series 2019-1A, Class B1R2 (1)(2)	8,700	8,706
Rockford Tower CLO 2020-1 Ltd.
4.97% (3 Month Term SOFR + 1.09%, 1.09% Floor), 01/20/2036, Series 2020-1A, Class A1RR (1)(2)	13,025	12,999
Rockford Tower CLO 2021-1 Ltd.
5.32% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/20/2034, Series 2021-1A, Class A1 (1)(2)	25,790	25,800
Silver Point CLO 12 Ltd.
5.29% (3 Month Term SOFR + 1.31%, 1.31% Floor), 10/15/2038, Series 2025-12A, Class A1 (1)(2)	12,925	12,942
Sixth Street CLO VIII Ltd.
5.03% (3 Month Term SOFR + 1.15%, 1.15% Floor), 10/20/2034, Series 2017-8A, Class A1R2 (1)(2)	14,300	14,296
Sound Point CLO XX Ltd.
5.22% (3 Month Term SOFR + 1.36%), 07/26/2031, Series 2018-2A, Class A (1)(2)	103	103
Symphony CLO XXII Ltd.
5.06% (3 Month Term SOFR + 1.18%, 1.18% Floor), 04/18/2033, Series 2020-22A, Class A1AR (1)(2)	6,537	6,534
TPG CLO 2025-1 Ltd.
5.52% (3 Month Term SOFR + 1.37%, 1.37% Floor), 07/15/2037, Series 2025-1A, Class A1 (1)(2)	13,010	13,019
Trimaran Cavu 2021-2 Ltd.
5.87% (3 Month Term SOFR + 2.01%, 1.75% Floor), 10/25/2034, Series 2021-2A, Class B1 (1)(2)	2,500	2,502
TRTX 2025-FL6 Issuer Ltd.
5.27% (1 Month Term SOFR + 1.54%, 1.54% Floor), 09/18/2042, Series 2025-FL6, Class A (1)(2)	8,472	8,491
Voya CLO 2013-2 Ltd.
5.09% (3 Month Term SOFR + 1.23%, 0.97% Floor), 04/25/2031, Series 2013-2A, Class A1R (1)(2)	122	122
Voya CLO 2020-1 Ltd.
5.44% (3 Month Term SOFR + 1.55%, 1.55% Floor), 07/16/2034, Series 2020-1A, Class BRR (1)(2)	13,000	13,008

Total Collateralized Loan Obligations (Cost: $1,127,662)		1,130,582

Corporate Bonds – 24.55%
Basic Materials – 0.50%
ArcelorMittal SA
6.75%, 03/01/2041	12,270	13,412
Ashland, Inc.
3.38%, 09/01/2031 (1)	270	247
Carpenter Technology Corp.
5.63%, 03/01/2034 (1)	242	246
Chemours Co.
5.75%, 11/15/2028 (1)	260	253
Commercial Metals Co.
5.75%, 11/15/2033 (1)	1,285	1,314
6.00%, 12/15/2035 (1)	1,741	1,785
Corp. Nacional del Cobre de Chile
5.13%, 02/02/2033	3,000	3,015
First Quantum Minerals Ltd.
9.38%, 03/01/2029 (1)	8,069	8,497
Fortescue Treasury Pty Ltd.
4.38%, 04/01/2031 (1)	252	244
Freeport-McMoRan, Inc.
4.25%, 03/01/2030	6,345	6,291
Glencore Funding LLC
2.50%, 09/01/2030 (1)	4,980	4,563
2.63%, 09/23/2031 (1)	4,910	4,426
2.85%, 04/27/2031 (1)	10,245	9,450
4.88%, 03/12/2029 (1)	8,160	8,291
5.63%, 04/04/2034 (1)	3,155	3,296
5.67%, 04/01/2035 (1)	6,840	7,141

The accompanying notes are an integral part of these financial statements.

143

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Basic Materials – 0.50% – (continued)
5.70%, 05/08/2033 (1)		$17,355	$18,274
6.13%, 10/06/2028 (1)		16,775	17,598
6.38%, 10/06/2030 (1)		20,010	21,535
6.50%, 10/06/2033 (1)		49,030	54,150
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (1)		12,544	12,035
2.30%, 11/01/2030 (1)		9,230	8,328
Mineral Resources Ltd.
8.00%, 11/01/2027 (1)		59	60
9.25%, 10/01/2028 (1)		172	181
Steel Dynamics, Inc.
5.25%, 05/15/2035		7,260	7,425
5.38%, 08/15/2034		10,885	11,277
Westlake Corp.
1.63%, 07/17/2029	EUR	2,025	2,250

Total Basic Materials			225,584

Communications – 3.16%
Alphabet, Inc.
3.50%, 11/06/2038		4,070	4,623
Altice Financing SA
9.63%, 07/15/2027 (1)		$4,700	3,619
Altice France SA
4.75%, 10/15/2030 (1)	EUR	77	85
6.50%, 04/15/2032 (1)		$626	601
6.88%, 10/15/2030 (1)		1,155	1,120
6.88%, 07/15/2032 (1)		489	469
9.50%, 11/01/2029 (1)		3,745	3,852
AppLovin Corp.
5.13%, 12/01/2029		7,790	7,990
5.38%, 12/01/2031		7,770	8,057
5.50%, 12/01/2034		43,840	45,043
AT&T, Inc.
2.55%, 12/01/2033		6,500	5,548
2.75%, 06/01/2031		18,000	16,531
5.38%, 08/15/2035		21,855	22,396
Beignet Investor LLC
6.58%, 05/30/2049 (1)		234,749	248,012
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031 (1)		10,000	9,189
4.25%, 01/15/2034 (1)		4,004	3,404
4.50%, 05/01/2032		18,555	16,654
4.50%, 06/01/2033 (1)		40,142	35,139
5.00%, 02/01/2028 (1)		486	482
Charter Communications Operating LLC
2.30%, 02/01/2032		8,270	7,110
2.80%, 04/01/2031		11,895	10,703
3.95%, 06/30/2062		12,275	7,386
4.80%, 03/01/2050		5,514	4,142
5.38%, 05/01/2047		14,410	11,870
Charter Communications Operating LLC / Charter Communications Operating Capital
3.50%, 03/01/2042		885	614
3.70%, 04/01/2051		7,543	4,748
3.90%, 06/01/2052		7,963	5,140
5.13%, 07/01/2049		10,000	7,826
5.25%, 04/01/2053		4,082	3,228
5.38%, 04/01/2038		980	904
5.75%, 04/01/2048		18,719	15,967

The accompanying notes are an integral part of these financial statements.

144

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Communications – 3.16% – (continued)
5.85%, 12/01/2035		$5,500	$5,487
6.38%, 10/23/2035		11,145	11,502
6.55%, 06/01/2034		20,505	21,566
6.65%, 02/01/2034		6,775	7,137
6.83%, 10/23/2055		1,142	1,096
Cipher Compute LLC
7.13%, 11/15/2030 (1)		243	247
Comcast Corp.
2.65%, 02/01/2030		7,000	6,607
3.40%, 04/01/2030		12,000	11,638
Cox Communications, Inc.
1.80%, 10/01/2030 (1)		9,998	8,750
3.50%, 08/15/2027 (1)		17,619	17,417
5.45%, 09/15/2028 (1)		18,000	18,518
5.70%, 06/15/2033 (1)		12,087	12,191
CSC Holdings LLC
3.38%, 02/15/2031 (1)		2,990	1,811
4.13%, 12/01/2030 (1)		2,415	1,481
4.50%, 11/15/2031 (1)		6,505	3,968
4.63%, 12/01/2030 (1)		26,845	9,589
5.00%, 11/15/2031 (1)		940	332
5.38%, 02/01/2028 (1)		8,879	6,442
5.75%, 01/15/2030 (1)		2,987	1,104
6.50%, 02/01/2029 (1)		9,460	6,269
11.25%, 05/15/2028 (1)		2,770	2,204
11.75%, 01/31/2029 (1)		15,206	11,297
Daddy Operating Co. LLC / GD Finance Co., Inc.
3.50%, 03/01/2029 (1)		254	244
Digicel Group Holdings Ltd.
0.00%, 12/31/2030 (1)(18)		190	11
Directv Financing LLC
8.88%, 02/01/2030 (1)		1,769	1,793
8.88%, 02/01/2030 (1)		2,937	2,972
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
10.00%, 02/15/2031 (1)		281	287
Discovery Communications LLC
3.63%, 05/15/2030		395	364
DISH DBS Corp.
5.25%, 12/01/2026 (1)		16,695	16,190
5.75%, 12/01/2028 (1)		17,535	17,215
DISH Network Corp.
11.75%, 11/15/2027 (1)		1,100	1,145
EchoStar Corp.
10.75%, 11/30/2029		41,342	45,716
Expedia Group, Inc.
2.95%, 03/15/2031		30,140	28,022
3.25%, 02/15/2030		16,347	15,678
5.40%, 02/15/2035		32,605	33,443
Getty Images, Inc.
10.50%, 11/15/2030 (1)		810	817
Global Switch Finance BV
1.38%, 10/07/2030	EUR	5,130	5,638
ION Platform Finance U.S., Inc. / ION Platform Finance SARL
8.75%, 05/01/2029 (1)		$1,904	1,929
Meta Platforms, Inc.
4.60%, 11/15/2032		5,700	5,746
4.88%, 11/15/2035		27,420	27,383
5.50%, 11/15/2045		500	486

The accompanying notes are an integral part of these financial statements.

145

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Communications – 3.16% – (continued)
5.63%, 11/15/2055		$57,758	$55,434
Motorola Solutions, Inc.
2.30%, 11/15/2030		7,753	7,041
5.40%, 04/15/2034		21,570	22,274
5.55%, 08/15/2035		30,330	31,519
Netflix, Inc.
4.63%, 05/15/2029	EUR	2,300	2,851
Prosus NV
1.99%, 07/13/2033		4,100	4,199
3.06%, 07/13/2031 (1)		$10,000	9,096
3.26%, 01/19/2027 (1)		29,608	29,182
3.68%, 01/21/2030 (1)		37,625	36,121
4.19%, 01/19/2032 (1)		6,500	6,221
4.85%, 07/06/2027 (1)		14,400	14,489
Scripps Escrow II, Inc.
3.88%, 01/15/2029 (1)		704	648
Snap, Inc.
6.88%, 03/01/2033 (1)		2,853	2,956
Sprint Capital Corp.
6.88%, 11/15/2028		1,262	1,354
8.75%, 03/15/2032		27,750	33,560
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
5.15%, 03/20/2028 (1)		12,447	12,554
Time Warner Cable LLC
5.50%, 09/01/2041		3,624	3,181
5.88%, 11/15/2040		12,025	11,127
6.55%, 05/01/2037		2,135	2,179
T-Mobile USA, Inc.
2.25%, 02/15/2026		14,809	14,775
2.55%, 02/15/2031		1,908	1,743
2.70%, 03/15/2032		2,720	2,445
3.38%, 04/15/2029		19,250	18,761
3.50%, 04/15/2031		18,758	17,934
3.88%, 04/15/2030		74,687	73,446
4.70%, 01/15/2035		12,845	12,620
4.95%, 11/15/2035		1,600	1,591
5.20%, 01/15/2033		856	884
5.75%, 01/15/2034		10,390	11,007
Uber Technologies, Inc.
4.80%, 09/15/2034		19,675	19,669
4.80%, 09/15/2035		6,170	6,137
Verizon Communications, Inc.
1.75%, 01/20/2031		7,000	6,162
2.55%, 03/21/2031		22,000	20,090
5.00%, 01/15/2036		6,300	6,247
Virgin Media Vendor Financing Notes III DAC
4.88%, 07/15/2028	GBP	8,820	11,574
Vmed O2 UK Financing I Plc
4.75%, 07/15/2031 (1)		$2,073	1,914
Vodafone Group Plc
7.00% (5 Year Swap Rate USD + 4.87%), 04/04/2079(2)		15,000	15,890
VZ Secured Financing BV
5.00%, 01/15/2032 (1)		6,500	5,882
WULF Compute LLC
7.75%, 10/15/2030 (1)		239	246
Zayo Group Holdings, Inc.
9.25%, 03/09/2030 (1)(5)		875	832

Total Communications			1,420,019

The accompanying notes are an integral part of these financial statements.

146

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Consumer, Cyclical – 2.15%
1011778 BC ULC / New Red Finance, Inc.
3.50%, 02/15/2029 (1)		$5,610	$5,420
3.88%, 01/15/2028 (1)		1,430	1,410
4.00%, 10/15/2030 (1)		7,001	6,668
5.63%, 09/15/2029 (1)		298	303
Acushnet Co.
5.63%, 12/01/2033 (1)		121	122
Air Canada 2017-1 Class B Pass-Through Trust
3.70%, 01/15/2026 (1)		4,656	4,652
Alaska Airlines 2020-1 Class A Pass-Through Trust
4.80%, 08/15/2027 (1)		939	945
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/2027		427	421
American Airlines 2017-2 Class A Pass-Through Trust
3.60%, 10/15/2029		140	133
American Airlines 2019-1 Class B Pass-Through Trust
3.85%, 02/15/2028		5,536	5,419
American Airlines 2021-1 Class A Pass-Through Trust
2.88%, 07/11/2034		9,063	8,278
AutoZone, Inc.
4.00%, 04/15/2030		8,465	8,371
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.
9.50%, 07/01/2032 (1)		1,865	1,782
British Airways 2018-1 Class AA Pass-Through Trust
3.80%, 09/20/2031 (1)		1,138	1,116
British Airways 2019-1 Class A Pass-Through Trust
3.35%, 06/15/2029 (1)		1,291	1,256
British Airways 2019-1 Class AA Pass-Through Trust
3.30%, 12/15/2032 (1)		287	271
Carnival Corp.
4.00%, 08/01/2028 (1)		19,400	19,114
5.75%, 03/15/2030 (1)		18,860	19,396
5.75%, 08/01/2032 (1)		23,345	23,959
6.13%, 02/15/2033 (1)		11,555	11,932
7.00%, 08/15/2029 (1)		2,120	2,225
Carvana Co.
9.00%, 06/01/2030 (1)(5)		10,018	10,500
9.00%, 06/01/2031 (1)(5)		13,831	15,607
Choice Hotels International, Inc.
5.85%, 08/01/2034		4,665	4,756
Dillard’s, Inc.
7.00%, 12/01/2028		380	399
7.75%, 07/15/2026		135	137
7.75%, 05/15/2027		85	88
DR Horton, Inc.
5.00%, 10/15/2034		9,875	9,989
5.50%, 10/15/2035		5,650	5,884
FDJ UNITED
3.38%, 11/21/2033	EUR	6,200	7,148
Ferrellgas LP / Ferrellgas Finance Corp.
5.88%, 04/01/2029 (1)		$7,868	7,560
9.25%, 01/15/2031 (1)		4,821	4,965
FirstCash, Inc.
5.63%, 01/01/2030 (1)		3,594	3,607
Flutter Treasury DAC
5.88%, 06/04/2031 (1)		11,170	11,325
6.13%, 06/04/2031	GBP	3,460	4,697

The accompanying notes are an integral part of these financial statements.

147

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Consumer, Cyclical – 2.15% – (continued)
Ford Motor Credit Co. LLC
2.70%, 08/10/2026		$7,851	$7,775
2.90%, 02/16/2028		9,940	9,571
2.90%, 02/10/2029		13,000	12,217
3.82%, 11/02/2027		4,440	4,371
4.13%, 08/17/2027		6,472	6,418
4.27%, 01/09/2027		435	433
4.39%, 01/08/2026		700	700
4.95%, 05/28/2027		35,826	35,957
5.13%, 11/05/2026		7,500	7,541
5.28% (SOFR + 1.45%), 11/05/2026 (2)		11,100	11,140
5.73%, 09/05/2030		20,325	20,638
5.80%, 03/05/2027		23,800	24,096
5.80%, 03/08/2029		5,800	5,926
5.92%, 03/20/2028		18,000	18,418
6.80%, 05/12/2028		2,044	2,133
6.95%, 03/06/2026		1,100	1,102
General Motors Financial Co., Inc.
5.85%, 04/06/2030		1,770	1,859
6.00%, 01/09/2028		17,350	17,926
Global Auto Holdings Ltd./AAG FH UK Ltd.
8.38%, 01/15/2029 (1)		205	201
11.50%, 08/15/2029 (1)		4,070	4,262
Great Canadian Gaming Corp./Raptor LLC
8.75%, 11/15/2029 (1)		1,258	1,271
Greene King Finance Plc
4.06%, 03/15/2035	GBP	2,492	3,189
5.11%, 03/15/2034		324	433
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032 (1)		$197	183
5.50%, 03/31/2034 (1)		2,385	2,401
6.13%, 04/01/2032 (1)		177	183
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
6.63%, 01/15/2032 (1)		14,738	15,106
Home Depot, Inc.
4.95%, 06/25/2034		5,230	5,349
Hyatt Hotels Corp.
5.38%, 12/15/2031		3,500	3,605
5.40%, 12/15/2035		3,825	3,833
Hyundai Capital America
4.30%, 09/24/2027 (1)		20,000	20,057
4.76% (SOFR + 1.04%), 03/19/2027 (1)(2)		6,000	6,021
5.30%, 03/19/2027 (1)		7,700	7,808
5.35%, 03/19/2029 (1)		3,800	3,909
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 05/15/2032		504	452
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 11/15/2032		2,355	2,242
Kingpin Intermediate Holdings LLC
7.25%, 10/15/2032 (1)		197	186
Las Vegas Sands Corp.
3.50%, 08/18/2026		5,000	4,977
5.63%, 06/15/2028		11,835	12,134
6.00%, 06/14/2030		705	739
Live Nation Entertainment, Inc.
3.75%, 01/15/2028 (1)		5,000	4,915
Marriott International, Inc.
2.75%, 10/15/2033		1,322	1,154

The accompanying notes are an integral part of these financial statements.

148

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Consumer, Cyclical – 2.15% – (continued)
2.85%, 04/15/2031		$3,830	$3,551
5.30%, 05/15/2034		6,705	6,915
5.50%, 04/15/2037		16,095	16,476
Marriott Ownership Resorts, Inc.
4.50%, 06/15/2029 (1)		745	712
4.75%, 01/15/2028		250	246
McDonald’s Corp.
4.95%, 03/03/2035		4,080	4,127
Meritage Homes Corp.
3.88%, 04/15/2029 (1)		1,730	1,699
5.65%, 03/15/2035		25,415	25,967
Michaels Companies, Inc.
5.25%, 05/01/2028 (1)		10,913	10,491
7.88%, 05/01/2029 (1)		2,920	2,695
Mitchells & Butlers Finance Plc
4.43% (SOFR + 0.71%), 12/15/2030 (2)		3,588	3,427
6.01%, 12/15/2028	GBP	165	224
Murphy Oil USA, Inc.
3.75%, 02/15/2031 (1)		$78	73
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/2026 (1)		45,200	44,105
2.00%, 03/09/2026 (1)		14,300	14,207
2.45%, 09/15/2028 (1)		4,800	4,439
2.75%, 03/09/2028 (1)		14,600	13,872
5.30%, 09/13/2027 (1)		2,200	2,203
Nissan Motor Co. Ltd.
4.35%, 09/17/2027 (1)		10,500	10,356
4.81%, 09/17/2030 (1)		48,275	45,500
7.50%, 07/17/2030 (1)		5,600	5,876
8.13%, 07/17/2035 (1)		3,800	4,038
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
8.00%, 08/01/2030 (1)		647	613
Papa John’s International, Inc.
3.88%, 09/15/2029 (1)		2,410	2,286
Royal Caribbean Cruises Ltd.
5.38%, 01/15/2036		4,195	4,213
5.50%, 04/01/2028 (1)		6,435	6,550
5.63%, 09/30/2031 (1)		24,100	24,639
6.00%, 02/01/2033 (1)		35,895	36,881
6.25%, 03/15/2032 (1)		6,310	6,529
Sekisui House U.S., Inc.
6.00%, 01/15/2043		5,015	4,680
Starbucks Corp.
5.40%, 05/15/2035		3,060	3,182
Stellantis Finance U.S., Inc.
6.45%, 03/18/2035 (1)		2,200	2,287
Suburban Propane Partners LP/Suburban Energy Finance Corp.
6.50%, 12/15/2035 (1)		4,230	4,231
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030 (1)		241	242
5.75%, 11/15/2032 (1)		4,372	4,498
Travel + Leisure Co.
4.50%, 12/01/2029 (1)		3,122	3,056
United Airlines 2018-1 Class A Pass-Through Trust
3.70%, 03/01/2030		416	397
United Airlines 2018-1 Class B Pass-Through Trust
4.60%, 03/01/2026		2,361	2,359

The accompanying notes are an integral part of these financial statements.

149

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Consumer, Cyclical – 2.15% – (continued)
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/2031		$444	$436
United Airlines 2019-2 Class A Pass-Through Trust
2.90%, 05/01/2028		1,084	1,038
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/2032		680	624
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 10/15/2027		7,685	7,880
United Airlines 2023-1 Class A Pass-Through Trust
5.80%, 01/15/2036		26,119	27,284
Viking Cruises Ltd.
5.88%, 10/15/2033 (1)		27,602	28,030
Volkswagen Financial Services AG
3.88%, 11/19/2031	EUR	7,100	8,411
Volkswagen Financial Services Australia Pty Ltd.
5.11%, 06/13/2029	AUD	5,300	3,493
Volkswagen Group of America Finance LLC
5.30%, 03/22/2027 (1)		$25,000	25,308
5.65%, 03/25/2032 (1)		1,045	1,084
5.80%, 03/27/2035 (1)		1,990	2,061
Volkswagen International Finance NV
7.88% (9 Year Swap Rate EUR + 4.78%), 09/06/2174 (2)	EUR	4,600	6,230
Voyager Parent LLC
9.25%, 07/01/2032 (1)		$1,610	1,708
Warnermedia Holdings, Inc.
3.76%, 03/15/2027		1,200	1,192
4.28%, 03/15/2032		7,014	6,157
5.05%, 03/15/2042		55	39
5.14%, 03/15/2052		5,056	3,331
Yum! Brands, Inc.
3.63%, 03/15/2031		194	184
4.63%, 01/31/2032		187	183
4.75%, 01/15/2030 (1)		750	751
ZF North America Capital, Inc.
6.75%, 04/23/2030 (1)		5,065	5,005
6.88%, 04/14/2028 (1)		240	245
6.88%, 04/23/2032 (1)		7,660	7,491

Total Consumer, Cyclical			968,693

Consumer, Non-cyclical – 2.79%
1261229 BC Ltd.
10.00%, 04/15/2032 (1)		5,085	5,288
Adventist Health System/West
4.74%, 12/01/2030		9,700	9,736
Alcon Finance Corp.
5.38%, 12/06/2032 (1)		5,350	5,589
Amgen, Inc.
4.20%, 02/22/2052		2,250	1,785
Ashtead Capital, Inc.
5.50%, 08/11/2032 (1)		2,475	2,556
5.55%, 05/30/2033 (1)		3,820	3,941
5.80%, 04/15/2034 (1)		6,590	6,909
5.95%, 10/15/2033 (1)		3,530	3,735
Avantor Funding, Inc.
3.88%, 11/01/2029 (1)		257	246
Bacardi Ltd.
4.70%, 05/15/2028 (1)		232	234

The accompanying notes are an integral part of these financial statements.

150

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Non-cyclical – 2.79% – (continued)
Bacardi Ltd. / Bacardi-Martini BV
5.40%, 06/15/2033 (1)	$13,960	$14,114
BAT Capital Corp.
2.73%, 03/25/2031	20,430	18,836
3.56%, 08/15/2027	1,646	1,633
5.83%, 02/20/2031	5,200	5,517
6.34%, 08/02/2030	24,000	25,958
Bausch Health Companies, Inc.
4.88%, 06/01/2028 (1)	2,360	2,112
Bayer U.S. Finance II LLC
4.38%, 12/15/2028 (1)	35,985	36,024
4.40%, 07/15/2044 (1)	6,355	5,127
4.88%, 06/25/2048 (1)	11,025	9,364
Bayer U.S. Finance LLC
6.13%, 11/21/2026 (1)	5,712	5,793
6.38%, 11/21/2030 (1)	6,734	7,199
6.50%, 11/21/2033 (1)	23,945	25,923
6.88%, 11/21/2053 (1)	7,149	7,717
Block, Inc.
6.50%, 05/15/2032	236	245
Centene Corp.
2.50%, 03/01/2031	1,500	1,295
2.63%, 08/01/2031	1,200	1,032
3.00%, 10/15/2030	32,661	29,217
3.38%, 02/15/2030	11,102	10,216
4.25%, 12/15/2027	6,847	6,807
Cigna Group
2.40%, 03/15/2030	6,500	6,033
3.40%, 03/01/2027	6,858	6,815
4.38%, 10/15/2028	5,000	5,045
4.50%, 09/15/2030	10,000	10,069
5.25%, 01/15/2036	12,285	12,506
CommonSpirit Health
2.78%, 10/01/2030	5,970	5,556
4.98%, 09/01/2035	3,100	3,064
Cornell University
4.73%, 06/15/2035	8,400	8,419
CVS Health Corp.
3.25%, 08/15/2029	25,214	24,340
3.75%, 04/01/2030	12,000	11,717
4.30%, 03/25/2028	6,000	6,020
5.05%, 03/25/2048	28,393	25,030
5.13%, 02/21/2030	6,200	6,370
5.13%, 07/20/2045	3,184	2,875
6.75% (5 Year CMT Index + 2.52%), 12/10/2054 (2)	5,180	5,410
7.00% (5 Year CMT Index + 2.89%), 03/10/2055 (2)	21,000	22,030
CVS Pass-Through Trust
5.77%, 01/10/2033 (1)	42	43
5.77%, 01/10/2033	1,539	1,569
6.04%, 12/10/2028	528	533
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036 (1)	3,426	3,180
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036 (1)	7,652	7,145
Elevance Health, Inc.
2.25%, 05/15/2030	18,000	16,526
4.75%, 02/15/2030	6,200	6,324
5.00%, 01/15/2036	12,640	12,564

The accompanying notes are an integral part of these financial statements.

151

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Consumer, Non-cyclical – 2.79% – (continued)
5.20%, 02/15/2035		$17,575	$17,952
5.38%, 06/15/2034		7,730	7,988
ERAC USA Finance LLC
4.90%, 05/01/2033 (1)		11,015	11,177
Flora Food Management BV
6.88%, 07/02/2029 (1)	EUR	7,100	8,288
Fresenius Medical Care U.S. Finance III, Inc.
1.88%, 12/01/2026 (1)		$9,545	9,329
GE HealthCare Technologies, Inc.
4.80%, 08/14/2029		6,000	6,133
4.80%, 01/15/2031		15,000	15,277
5.86%, 03/15/2030		5,000	5,288
Gilead Sciences, Inc.
2.60%, 10/01/2040		3,720	2,752
Global Payments, Inc.
4.88%, 03/17/2031	EUR	2,300	2,813
Grand Canyon University
5.13%, 10/01/2028		$1,890	1,875
Grifols SA
7.50%, 05/01/2030	EUR	4,246	5,241
HAH Group Holding Co. LLC
9.75%, 10/01/2031 (1)		$233	219
HCA, Inc.
3.13%, 03/15/2027		995	985
3.38%, 03/15/2029		6,580	6,410
3.50%, 09/01/2030		8,364	8,043
4.13%, 06/15/2029		13,765	13,718
4.60%, 11/15/2032		7,500	7,432
4.90%, 11/15/2035		2,800	2,762
5.13%, 06/15/2039		14,720	14,215
5.25%, 06/15/2026		2,966	2,968
5.25%, 03/01/2030		4,000	4,129
5.45%, 04/01/2031		8,805	9,190
5.45%, 09/15/2034		2,755	2,835
5.50%, 06/01/2033		17,540	18,248
5.60%, 04/01/2034		13,700	14,288
5.75%, 03/01/2035		6,010	6,308
Humana, Inc.
3.70%, 03/23/2029		11,540	11,331
4.88%, 04/01/2030		1,370	1,389
5.55%, 05/01/2035		6,690	6,830
Icon Investments Six DAC
6.00%, 05/08/2034		2,105	2,226
Illumina, Inc.
2.55%, 03/23/2031		11,640	10,564
4.65%, 09/09/2026		9,700	9,731
Imperial Brands Finance Netherlands BV
1.75%, 03/18/2033	EUR	2,114	2,152
Imperial Brands Finance Plc
3.50%, 07/26/2026 (1)		$1,756	1,748
4.50%, 06/30/2028 (1)		12,000	12,097
5.50%, 02/01/2030 (1)		40,565	42,021
6.13%, 07/27/2027 (1)		28,254	29,082
IQVIA, Inc.
5.70%, 05/15/2028		16,850	17,386
6.25%, 02/01/2029		375	395
Japan Tobacco, Inc.
4.85%, 05/15/2028 (1)		18,083	18,405

The accompanying notes are an integral part of these financial statements.

152

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Consumer, Non-cyclical – 2.79% – (continued)
5.25%, 06/15/2030 (1)		$8,770	$9,099
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co.
5.50%, 01/15/2036 (1)		15,155	15,400
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.00%, 02/02/2029		5,290	5,093
3.75%, 12/01/2031		7,152	6,792
4.38%, 02/02/2052		7,491	5,823
6.75%, 03/15/2034		13,488	14,902
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group
5.95%, 04/20/2035 (1)		8,425	8,859
Kedrion SpA
6.50%, 09/01/2029 (1)		6,440	6,318
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030 (1)		125	121
4.38%, 01/31/2032 (1)		127	121
Mars, Inc.
4.60%, 03/01/2028 (1)		10,000	10,137
4.80%, 03/01/2030 (1)		27,000	27,593
ModivCare, Inc.
5.00%, 10/01/2029 (1)(6)(7)		10,697	14
Molina Healthcare, Inc.
3.88%, 11/15/2030 (1)		134	124
3.88%, 05/15/2032 (1)		137	124
6.25%, 01/15/2033 (1)		1,211	1,235
Molnlycke Holding AB
4.25%, 06/11/2034	EUR	1,495	1,799
New York & Presbyterian Hospital
3.56%, 08/01/2036		$2,630	2,333
Performance Food Group, Inc.
4.25%, 08/01/2029 (1)		123	120
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/2033		3,490	3,527
Philip Morris International, Inc.
5.13%, 02/15/2030		4,000	4,135
5.13%, 02/13/2031		5,500	5,699
5.50%, 09/07/2030		5,500	5,783
5.63%, 11/17/2029		6,000	6,308
Pilgrim’s Pride Corp.
3.50%, 03/01/2032		22,241	20,546
4.25%, 04/15/2031		13,635	13,311
6.25%, 07/01/2033		13,265	14,180
6.88%, 05/15/2034		11,773	13,057
Post Holdings, Inc.
4.63%, 04/15/2030 (1)		189	184
Radiology Partners, Inc.
8.50%, 07/15/2032 (1)		172	180
Revvity, Inc.
2.55%, 03/15/2031		11,115	10,051
Roche Holdings, Inc.
4.99%, 03/08/2034 (1)		23,205	23,893
Rollins, Inc.
5.25%, 02/24/2035		3,545	3,617
S&P Global, Inc.
1.25%, 08/15/2030		1,992	1,751
Sartorius Finance BV
4.88%, 09/14/2035	EUR	5,200	6,458
Smithfield Foods, Inc.
2.63%, 09/13/2031 (1)		$10,000	8,850

The accompanying notes are an integral part of these financial statements.

153

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Consumer, Non-cyclical – 2.79% – (continued)
3.00%, 10/15/2030 (1)	$925	$851
Spectrum Brands, Inc.
3.88%, 03/15/2031 (1)	1,704	1,392
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/2036	2,934	3,080
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	3,115	3,079
4.10%, 10/01/2046	46,555	35,205
4.75%, 05/09/2027	4,538	4,550
5.13%, 05/09/2029	4,885	4,940
6.00%, 12/01/2032	3,400	3,568
6.75%, 03/01/2028	1,400	1,453
7.88%, 09/15/2029	6,355	6,991
8.13%, 09/15/2031	3,170	3,650
Teva Pharmaceutical Finance Netherlands IV BV
5.75%, 12/01/2030	9,534	9,889
TriNet Group, Inc.
3.50%, 03/01/2029 (1)	129	122
7.13%, 08/15/2031 (1)	116	120
U.S. Renal Care, Inc.
10.63%, 06/28/2028 (1)	195	166
United Rentals North America, Inc.
3.75%, 01/15/2032	195	183
3.88%, 02/15/2031	191	182
5.38%, 11/15/2033 (1)	33,280	33,256
6.13%, 03/15/2034 (1)	15,905	16,568
UnitedHealth Group, Inc.
3.88%, 12/15/2028	1,070	1,069
5.63%, 07/15/2054	11,505	11,284
Universal Health Services, Inc.
1.65%, 09/01/2026	8,275	8,135
Verisk Analytics, Inc.
5.25%, 03/15/2035	10,605	10,792
VT Topco, Inc.
8.50%, 08/15/2030 (1)	1,795	1,875

Total Consumer, Non-cyclical		1,254,488

Energy – 2.47%
Aker BP ASA
3.10%, 07/15/2031 (1)	5,635	5,171
4.00%, 01/15/2031 (1)	10,230	9,875
5.13%, 10/01/2034 (1)	5,495	5,375
Canadian Natural Resources Ltd.
5.00%, 12/15/2029	4,200	4,307
5.40%, 12/15/2034	39,450	40,160
6.25%, 03/15/2038	1,345	1,427
Cenovus Energy, Inc.
5.40%, 03/20/2036	6,427	6,419
Cheniere Energy Partners LP
3.25%, 01/31/2032	6,215	5,724
4.00%, 03/01/2031	24,780	24,130
4.50%, 10/01/2029	2,205	2,210
5.95%, 06/30/2033	13,120	13,912
Chord Energy Corp.
6.00%, 10/01/2030 (1)	181	183
6.75%, 03/15/2033 (1)	177	183
Civitas Resources, Inc.
8.38%, 07/01/2028 (1)	3,915	4,034

The accompanying notes are an integral part of these financial statements.

154

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Energy – 2.47% – (continued)
8.63%, 11/01/2030 (1)	$175	$183
8.75%, 07/01/2031 (1)	171	177
Continental Resources, Inc.
2.88%, 04/01/2032 (1)	40,207	35,088
4.38%, 01/15/2028	2,330	2,325
5.75%, 01/15/2031 (1)	71,266	73,074
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031 (1)	250	247
7.50%, 12/15/2033 (1)	250	268
Crescent Energy Finance LLC
7.38%, 01/15/2033 (1)	127	121
DCP Midstream Operating LP
3.25%, 02/15/2032	15,045	13,832
5.13%, 05/15/2029	3,380	3,457
Ecopetrol SA
8.38%, 01/19/2036	3,086	3,175
8.88%, 01/13/2033	750	801
Enbridge, Inc.
4.50%, 02/15/2031	5,800	5,794
5.20%, 11/20/2035	3,800	3,830
Energean Israel Finance Ltd.
5.38%, 03/30/2028 (1)	4,950	4,882
5.88%, 03/30/2031 (1)	6,495	6,282
Energy Transfer LP
5.00%, 05/15/2050	1,578	1,320
5.55%, 05/15/2034	3,705	3,807
5.60%, 09/01/2034	11,940	12,288
5.70%, 04/01/2035	15,463	16,006
5.75%, 02/15/2033	9,247	9,704
6.00%, 06/15/2048	1,347	1,306
6.25%, 04/15/2049	2,539	2,513
6.40%, 12/01/2030	8,700	9,398
6.55%, 12/01/2033	10,970	12,023
8.00% (5 Year CMT Index + 4.02%), 05/15/2054 (2)	229	244
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/2034 (1)	1,476	1,336
Gazprom PJSC Via Gaz Capital SA
4.95%, 03/23/2027	20,900	17,243
Gazprom PJSC via Gaz Finance Plc
2.95%, 01/27/2029 (1)	28,600	21,021
3.00%, 06/29/2027	10,000	8,050
Global Partners LP / GLP Finance Corp.
8.25%, 01/15/2032 (1)	570	600
Helmerich & Payne, Inc.
5.50%, 12/01/2034	28,303	27,865
HF Sinclair Corp.
5.50%, 09/01/2032	3,600	3,649
KazMunayGas National Co. JSC
3.50%, 04/14/2033	351	317
5.38%, 04/24/2030	2,346	2,396
Kinder Morgan, Inc.
5.15%, 06/01/2030	20,000	20,680
5.20%, 06/01/2033	10,000	10,290
Matador Resources Co.
6.50%, 04/15/2032 (1)	610	619
6.88%, 04/15/2028 (1)	119	122
NGPL PipeCo LLC
4.88%, 08/15/2027 (1)	4,268	4,284

The accompanying notes are an integral part of these financial statements.

155

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Energy – 2.47% – (continued)
Occidental Petroleum Corp.
5.20%, 08/01/2029	$2,800	$2,870
Oceaneering International, Inc.
6.00%, 02/01/2028	59	60
6.00%, 02/01/2028	59	60
ONEOK, Inc.
4.75%, 10/15/2031	2,900	2,915
6.50%, 09/01/2030 (1)	4,475	4,798
Petroleos de Venezuela SA
5.38%, 04/12/2027 (6)(7)	2,052	476
5.50%, 04/12/2037 (6)(7)	2,500	579
6.00%, 05/16/2024 (6)(7)	2,312	536
6.00%, 11/15/2026 (6)(7)	4,600	1,093
9.00%, 11/17/2021 (6)(7)	200	51
9.75%, 05/17/2035 (6)(7)	830	214
Petroleos Mexicanos
6.70%, 02/16/2032	117,412	117,098
6.75%, 09/21/2047	85,241	70,085
7.69%, 01/23/2050	17,470	15,657
Plains All American Pipeline LP / PAA Finance Corp.
3.55%, 12/15/2029	3,881	3,770
3.80%, 09/15/2030	11,638	11,297
4.30%, 01/31/2043	865	706
QazaqGaz NC JSC
4.38%, 09/26/2027	600	598
Repsol E&P Capital Markets U.S. LLC
5.98%, 09/16/2035 (1)	7,100	7,241
Rio Oil Finance Trust Series 2014-3
9.75%, 01/06/2027	54	55
Rio Oil Finance Trust Series 2018-1
8.20%, 04/06/2028 (1)	238	245
Santos Finance Ltd.
5.75%, 11/13/2035 (1)	1,900	1,889
Saudi Arabian Oil Co.
4.75%, 06/02/2030 (1)	12,000	12,157
SM Energy Co.
6.75%, 08/01/2029 (1)	84	85
7.00%, 08/01/2032 (1)	86	85
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (1)	1,000	878
Sunoco LP
7.88% (5 Year CMT Index + 4.23%), 03/18/2174 (1)(2)	7,890	8,105
Targa Resources Corp.
5.50%, 02/15/2035	1,255	1,286
5.55%, 08/15/2035	6,280	6,428
6.13%, 03/15/2033	12,425	13,291
6.50%, 03/30/2034	24,725	26,985
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	3,880	3,702
4.88%, 02/01/2031	2,085	2,098
Topaz Solar Farms LLC
4.88%, 09/30/2039 (1)	341	304
5.75%, 09/30/2039 (1)	2,686	2,702
Transcanada Trust
5.30% (3 Month SOFR USD + 3.21%), 03/15/2077 (2)	27,904	27,902
5.50% (SOFR + 4.42%), 09/15/2079 (2)	2,659	2,639
5.60% (5 Year CMT Index + 3.99%), 03/07/2082 (2)	7,038	6,951
5.88% (3 Month SOFR USD + 4.64%), 08/15/2076 (2)	31,662	31,701

The accompanying notes are an integral part of these financial statements.

156

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Energy – 2.47% – (continued)
Transocean International Ltd.
8.75%, 02/15/2030 (1)	$889	$929
Transocean Titan Financing Ltd.
8.38%, 02/01/2028 (1)	653	667
Ultrapar International SA
5.25%, 06/06/2029 (1)	1,396	1,393
Var Energi ASA
8.00%, 11/15/2032 (1)	1,842	2,108
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033 (1)	8,302	7,118
4.13%, 08/15/2031 (1)	2,418	2,200
Venture Global LNG, Inc.
7.00%, 01/15/2030 (1)	11,300	10,875
9.00% (5 Year CMT Index + 5.44%), 03/30/2174 (1)(2)	8,629	6,815
9.50%, 02/01/2029 (1)	38,200	39,593
9.88%, 02/01/2032 (1)	16,299	16,838
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (1)	6,959	7,087
6.50%, 01/15/2034 (1)	7,036	7,207
6.50%, 06/15/2034 (1)	856	875
6.75%, 01/15/2036 (1)	14,176	14,520
7.50%, 05/01/2033 (1)	11,560	12,491
7.75%, 05/01/2035 (1)	7,750	8,486
Viper Energy Partners LLC
5.70%, 08/01/2035	45,070	45,995
Weatherford International Ltd.
6.75%, 10/15/2033 (1)	178	182
Western Midstream Operating LP
4.05%, 02/01/2030	1,775	1,739
5.25%, 02/01/2050	2,350	2,012
5.30%, 03/01/2048	5,089	4,388
5.45%, 04/01/2044	1,256	1,144
5.50%, 12/15/2035	5,378	5,349
5.50%, 08/15/2048	940	827
6.15%, 04/01/2033	13,915	14,734
6.35%, 01/15/2029	7,405	7,793
Whistler Pipeline LLC
5.70%, 09/30/2031 (1)	3,640	3,778
5.95%, 09/30/2034 (1)	4,065	4,204
Williams Companies, Inc.
5.15%, 03/15/2034	21,805	22,170
Woodside Finance Ltd.
5.10%, 09/12/2034	4,000	3,952

Total Energy		1,110,788

Financials – 7.93%
AerCap Ireland Capital DAC
3.65%, 07/21/2027	200	199
5.75%, 06/06/2028	971	1,005
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.00%, 10/29/2028	46,935	45,503
3.30%, 01/30/2032	21,615	19,958
3.40%, 10/29/2033	8,770	7,918
4.95%, 09/10/2034	15,355	15,325
5.38%, 12/15/2031	5,980	6,193
6.15%, 09/30/2030	8,535	9,125
Air Lease Corp.
5.85%, 12/15/2027	8,015	8,239

The accompanying notes are an integral part of these financial statements.

157

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 7.93% – (continued)
Aircastle Ltd.
5.95%, 02/15/2029 (1)	$3,340	$3,476
6.50%, 07/18/2028 (1)	12,835	13,493
Aircastle Ltd. / Aircastle Ireland DAC
5.25%, 03/15/2030 (1)	3,310	3,379
5.75%, 10/01/2031 (1)	12,585	13,117
Alexandria Real Estate Equities, Inc.
4.70%, 07/01/2030	42	42
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
7.00%, 01/15/2031 (1)	405	420
American Assets Trust LP
3.38%, 02/01/2031	10,870	9,906
American Express Co.
4.92% (SOFR + 1.22%), 07/20/2033 (2)	8,715	8,869
5.67% (SOFR + 1.79%), 04/25/2036 (2)	1,220	1,288
American Homes 4 Rent LP
2.38%, 07/15/2031	1,690	1,511
3.38%, 07/15/2051	3,567	2,412
American Tower Corp.
2.10%, 06/15/2030	13,775	12,501
2.30%, 09/15/2031	15,793	14,027
2.70%, 04/15/2031	13,810	12,680
5.45%, 02/15/2034	2,880	2,991
5.65%, 03/15/2033	6,855	7,222
5.90%, 11/15/2033	21,605	23,076
Americold Realty Operating Partnership LP
5.60%, 05/15/2032	2,200	2,215
AmFam Holdings, Inc.
2.81%, 03/11/2031 (1)	5,500	4,831
AmWINS Group, Inc.
6.38%, 02/15/2029 (1)	177	182
Andiron Financing LLC
0.00%, 01/21/2030 (3)(18)(19)	340	340
Antares Holdings LP
2.75%, 01/15/2027 (1)	8,970	8,766
3.75%, 07/15/2027 (1)	20,265	19,814
7.95%, 08/11/2028 (1)	2,715	2,873
Aon Corp.
2.80%, 05/15/2030	3,500	3,305
Aon Corp. / Aon Global Holdings Plc
2.05%, 08/23/2031	1,542	1,362
2.60%, 12/02/2031	9,185	8,300
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves
7.88%, 11/01/2029 (1)	240	242
Ardonagh Finco Ltd.
7.75%, 02/15/2031 (1)	8,432	8,840
Arthur J Gallagher & Co.
5.00%, 02/15/2032	1,645	1,682
5.15%, 02/15/2035	4,315	4,360
5.45%, 07/15/2034	3,795	3,934
Athene Global Funding
2.55%, 11/19/2030 (1)	3,300	2,977
2.72%, 01/07/2029 (1)	3,800	3,595
3.21%, 03/08/2027 (1)	5,070	4,991
Athene Holding Ltd.
3.50%, 01/15/2031	1,835	1,734
Aviation Capital Group LLC
4.80%, 10/24/2030 (1)	10,295	10,299

The accompanying notes are an integral part of these financial statements.

158

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 7.93% – (continued)
5.13%, 04/10/2030 (1)	$285	$289
6.25%, 04/15/2028 (1)	3,810	3,956
6.38%, 07/15/2030 (1)	13,350	14,262
6.75%, 10/25/2028 (1)	10,810	11,468
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (1)	15,433	14,962
2.75%, 02/21/2028 (1)	6,105	5,912
3.25%, 02/15/2027 (1)	1,791	1,771
4.70%, 01/30/2031 (1)	11,236	11,164
5.38%, 05/30/2030 (1)	5,160	5,297
Azorra Finance Ltd.
7.25%, 01/15/2031 (1)	115	121
7.75%, 04/15/2030 (1)	115	121
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031 (1)	296	307
Banco Santander SA
6.53% (1 Year CMT Index + 1.65%), 11/07/2027 (2)	9,500	9,697
6.61%, 11/07/2028	7,200	7,680
Bank of America Corp.
1.66% (SOFR + 0.91%), 03/11/2027 (2)	10,890	10,839
1.73% (SOFR + 0.96%), 07/22/2027 (2)	39,105	38,606
1.90% (SOFR + 1.53%), 07/23/2031 (2)	3,473	3,120
1.92% (SOFR + 1.37%), 10/24/2031 (2)	3,970	3,550
2.09% (SOFR + 1.06%), 06/14/2029 (2)	16,300	15,549
2.30% (SOFR + 1.22%), 07/21/2032 (2)	4,213	3,767
2.48% (5 Year CMT Index + 1.20%), 09/21/2036 (2)	18,070	15,858
2.57% (SOFR + 1.21%), 10/20/2032 (2)	2,790	2,516
2.59% (SOFR + 2.15%), 04/29/2031 (2)	3,655	3,406
2.69% (SOFR + 1.32%), 04/22/2032 (2)	9,718	8,918
2.88% (3 Month Term SOFR + 1.45%), 10/22/2030 (2)	596	567
2.97% (SOFR + 1.33%), 02/04/2033 (2)	9,400	8,596
3.19% (3 Month Term SOFR + 1.44%), 07/23/2030 (2)	3,730	3,603
3.42% (3 Month Term SOFR + 1.30%), 12/20/2028 (2)	37,132	36,665
3.59% (3 Month Term SOFR + 1.63%), 07/21/2028 (2)	3,972	3,945
3.71% (3 Month Term SOFR + 1.77%), 04/24/2028 (2)	3,059	3,045
3.85% (5 Year CMT Index + 2.00%), 03/08/2037 (2)	31,670	29,825
3.97% (3 Month Term SOFR + 1.33%), 03/05/2029 (2)	8,726	8,712
4.57% (SOFR + 1.83%), 04/27/2033 (2)	9,334	9,311
4.95% (SOFR + 2.04%), 07/22/2028 (2)	5,429	5,506
5.20% (SOFR + 1.63%), 04/25/2029 (2)	14,900	15,282
5.29% (SOFR + 1.91%), 04/25/2034 (2)	2,719	2,799
5.47% (SOFR + 1.65%), 01/23/2035 (2)	3,700	3,854
5.52% (SOFR + 1.74%), 10/25/2035 (2)	2,605	2,668
5.74% (SOFR + 1.70%), 02/12/2036 (2)	4,640	4,835
6.20% (SOFR + 1.99%), 11/10/2028 (2)	774	804
Bank of Nova Scotia
4.74% (SOFR + 1.00%), 09/08/2028 (2)	4,200	4,221
Barclays Plc
3.56% (5 Year CMT Index + 2.90%), 09/23/2035 (2)	24,000	22,647
4.84% (SOFR + 1.34%), 09/10/2028 (2)	5,400	5,463
4.94% (SOFR + 1.56%), 09/10/2030 (2)	800	816
4.97% (3 Month SOFR USD + 1.90%), 05/16/2029 (2)	3,900	3,965
5.50% (1 Year CMT Index + 2.65%), 08/09/2028 (2)	40,000	40,867
5.69% (SOFR + 1.74%), 03/12/2030 (2)	4,000	4,162
7.39% (1 Year CMT Index + 3.30%), 11/02/2028 (2)	3,100	3,276
7.44% (1 Year CMT Index + 3.50%), 11/02/2033 (2)	500	572
BGC Group, Inc.
6.15%, 04/02/2030	9,340	9,671

The accompanying notes are an integral part of these financial statements.

159

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Financials – 7.93% – (continued)
Blackrock, Inc.
3.75%, 07/18/2035	EUR	10,040	$11,929
Blue Owl Finance LLC
6.25%, 04/18/2034		$18,530	19,108
BNP Paribas SA
2.59% (5 Year CMT Index + 2.05%), 08/12/2035 (1)(2)		29,365	26,549
2.59% (SOFR + 1.23%), 01/20/2028 (1)(2)		22,944	22,589
5.09% (SOFR + 1.68%), 05/09/2031 (1)(2)		22,353	22,818
5.79% (SOFR + 1.62%), 01/13/2033 (1)(2)		16,000	16,796
Boston Properties LP
2.90%, 03/15/2030		5,000	4,688
3.25%, 01/30/2031		22,395	21,004
3.40%, 06/21/2029		35,606	34,475
4.50%, 12/01/2028		5,994	6,033
BPCE SA
5.94% (SOFR + 1.85%), 05/30/2035 (1)(2)		5,600	5,840
6.29% (SOFR + 2.04%), 01/14/2036 (1)(2)		13,546	14,458
6.71% (SOFR + 2.27%), 10/19/2029 (1)(2)		8,600	9,123
7.00% (SOFR + 2.59%), 10/19/2034 (1)(2)		56,600	63,020
Brookfield Asset Management Ltd.
5.80%, 04/24/2035		5,470	5,724
Brown & Brown, Inc.
5.55%, 06/23/2035		3,300	3,384
CaixaBank SA
5.58% (SOFR + 1.79%), 07/03/2036 (1)(2)		8,105	8,327
6.21% (SOFR + 2.70%), 01/18/2029 (1)(2)		7,400	7,688
Capital One Financial Corp.
4.49% (SOFR + 1.25%), 09/11/2031 (2)		9,625	9,611
5.20% (SOFR + 1.63%), 09/11/2036 (2)		12,560	12,497
5.46% (SOFR + 1.56%), 07/26/2030 (2)		5,000	5,182
5.70% (SOFR + 1.91%), 02/01/2030 (2)		10,500	10,917
6.31% (SOFR + 2.64%), 06/08/2029 (2)		15,000	15,742
CBRE Open-Ended Funds SCA SICAV-SIF
4.75%, 03/27/2034	EUR	7,480	9,153
CBRE Services, Inc.
4.90%, 01/15/2033		$950	955
Charles Schwab Corp.
5.85% (SOFR + 2.50%), 05/19/2034 (2)		28,500	30,529
6.20% (SOFR + 1.88%), 11/17/2029 (2)		5,000	5,288
Citadel LP
6.00%, 01/23/2030 (1)		3,855	4,027
6.38%, 01/23/2032 (1)		2,920	3,099
Citibank N.A.
4.91%, 05/29/2030		3,280	3,374
Citigroup, Inc.
2.52% (SOFR + 1.18%), 11/03/2032 (2)		1,595	1,429
2.67% (SOFR + 1.15%), 01/29/2031 (2)		4,753	4,449
2.98% (SOFR + 1.42%), 11/05/2030 (2)		13,308	12,674
3.06% (SOFR + 1.35%), 01/25/2033 (2)		5,299	4,854
3.52% (3 Month Term SOFR + 1.41%), 10/27/2028 (2)		2,201	2,181
3.79% (SOFR + 1.94%), 03/17/2033 (2)		9,051	8,630
3.98% (3 Month Term SOFR + 1.60%), 03/20/2030 (2)		1,568	1,554
4.41% (SOFR + 3.91%), 03/31/2031 (2)		3,027	3,026
4.64% (SOFR + 1.14%), 05/07/2028 (2)		22,750	22,935
5.17% (SOFR + 1.36%), 02/13/2030 (2)		9,627	9,879
5.33% (SOFR + 1.47%), 03/27/2036 (2)		2,085	2,133
CNA Financial Corp.
5.13%, 02/15/2034		2,970	2,987

The accompanying notes are an integral part of these financial statements.

160

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Financials – 7.93% – (continued)
CNO Financial Group, Inc.
5.25%, 05/30/2029		$3,840	$3,896
CNO Global Funding
4.88%, 12/10/2027 (1)		3,200	3,241
4.95%, 09/09/2029 (1)		2,600	2,639
5.88%, 06/04/2027 (1)		8,600	8,790
Cooperatieve Rabobank UA
6.50%, 03/29/2170 (4)	EUR	3,676	4,882
COPT Defense Properties LP
2.75%, 04/15/2031		$1,555	1,418
CoStar Group, Inc.
2.80%, 07/15/2030 (1)		11,975	10,976
Country Garden Holdings Co. Ltd.
5.00%, 12/31/2032 (18)		1,916	43
Credicorp Capital Sociedad Titulizadora SA
9.70%, 03/05/2045 (1)	PEN	13,000	4,071
10.10%, 12/15/2043 (1)		11,700	3,759
Credit Agricole SA
4.63% (SOFR + 1.21%), 09/11/2028 (1)(2)		$3,300	3,325
4.94% (SOFR + 1.21%), 09/11/2028 (1)(2)		6,250	6,283
Credit Opportunities Partners JV
6.74%, 03/20/2030 (18)(19)		8,400	8,400
Crown Castle, Inc.
2.10%, 04/01/2031		1,938	1,710
2.50%, 07/15/2031		1,771	1,583
3.30%, 07/01/2030		2,000	1,897
DaVinciRe Holdings Ltd.
5.95%, 04/15/2035 (1)		3,000	3,083
Deutsche Bank AG
3.55% (SOFR + 3.04%), 09/18/2031 (2)		3,700	3,531
6.72% (SOFR + 3.18%), 01/18/2029 (2)		2,400	2,513
Digital Dutch Finco BV
1.00%, 01/15/2032	EUR	2,684	2,697
3.88%, 03/15/2035		1,644	1,883
EPR Properties
4.75%, 12/15/2026		$140	140
4.95%, 04/15/2028		414	417
Equinix Europe 2 Financing Corp. LLC
3.63%, 11/22/2034	EUR	7,300	8,294
Equinix, Inc.
2.15%, 07/15/2030		$21,570	19,563
Equitable Financial Life Global Funding
1.70%, 11/12/2026 (1)		1,055	1,035
1.80%, 03/08/2028 (1)		7,665	7,297
Extra Space Storage LP
2.20%, 10/15/2030		4,425	4,003
2.35%, 03/15/2032		4,150	3,633
2.40%, 10/15/2031		244	217
2.55%, 06/01/2031		3	3
3.90%, 04/01/2029		4,655	4,600
5.90%, 01/15/2031		8,695	9,219
F&G Global Funding
5.88%, 01/16/2030 (1)		9,100	9,443
Farmers Exchange Capital II
6.15% (3 Month Term SOFR + 4.01%), 11/01/2053 (1)(2)		5,700	5,602
Farmers Exchange Capital III
5.45% (3 Month Term SOFR + 3.72%), 10/15/2054 (1)(2)		8,000	7,503

The accompanying notes are an integral part of these financial statements.

161

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 7.93% – (continued)
Farmers Insurance Exchange
4.75% (3 Month SOFR USD + 3.23%), 11/01/2057 (1)(2)	$3,000	$2,561
7.00% (10 Year CMT Index + 3.86%), 10/15/2064 (1)(2)	1,860	1,908
Fidelity National Financial, Inc.
2.45%, 03/15/2031	6,840	6,108
3.40%, 06/15/2030	5,874	5,605
4.50%, 08/15/2028	15,455	15,551
First American Financial Corp.
2.40%, 08/15/2031	6,800	5,932
5.45%, 09/30/2034	1,500	1,500
Freedom Mortgage Holdings LLC
8.38%, 04/01/2032 (1)	58	61
9.13%, 05/15/2031 (1)	58	62
9.25%, 02/01/2029 (1)	226	237
GA Global Funding Trust
4.40%, 09/23/2027 (1)	12,000	12,045
5.20%, 12/09/2031 (1)	5,700	5,785
5.50%, 04/01/2032 (1)	9,500	9,710
GGAM Finance Ltd.
5.88%, 03/15/2030 (1)	238	242
8.00%, 02/15/2027 (1)	3,050	3,119
8.00%, 06/15/2028 (1)	2,697	2,856
Global Atlantic Finance Co.
3.13%, 06/15/2031 (1)	2,115	1,912
4.40%, 10/15/2029 (1)	1,127	1,109
GLP Capital LP / GLP Financing II, Inc.
3.25%, 01/15/2032	7,120	6,442
4.00%, 01/15/2031	1,989	1,905
5.25%, 02/15/2033	4,900	4,918
5.30%, 01/15/2029	1,170	1,190
5.63%, 09/15/2034	2,100	2,131
5.75%, 06/01/2028	10,034	10,295
6.75%, 12/01/2033	2,755	2,994
Goldman Sachs Group, Inc.
1.43% (SOFR + 0.80%), 03/09/2027 (2)	43,135	42,915
1.54% (SOFR + 0.82%), 09/10/2027 (2)	23,288	22,880
1.95% (SOFR + 0.91%), 10/21/2027 (2)	8,845	8,695
4.22% (3 Month Term SOFR + 1.56%), 05/01/2029 (2)	8,031	8,048
4.48% (SOFR + 1.73%), 08/23/2028 (2)	19,326	19,462
4.69% (SOFR + 1.14%), 10/23/2030 (2)	8,333	8,447
5.02% (SOFR + 1.42%), 10/23/2035 (2)	5,950	5,982
5.22% (SOFR + 1.58%), 04/23/2031 (2)	1,090	1,126
5.54% (SOFR + 1.38%), 01/28/2036 (2)	1,965	2,039
5.73% (SOFR + 1.27%), 04/25/2030 (2)	13,322	13,918
Guardian Life Global Funding
1.63%, 09/16/2028 (1)	5,000	4,699
HA Sustainable Infrastructure Capital, Inc.
6.38%, 07/01/2034	10,000	10,188
Healthcare Realty Holdings LP
2.00%, 03/15/2031	3	3
3.10%, 02/15/2030	4,438	4,216
3.50%, 08/01/2026	2,000	1,989
3.63%, 01/15/2028	1,092	1,077
Healthpeak OP LLC
2.88%, 01/15/2031	1,980	1,834
3.50%, 07/15/2029	231	225
Host Hotels & Resorts LP
5.50%, 04/15/2035	29,780	30,144

The accompanying notes are an integral part of these financial statements.

162

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 7.93% – (continued)
5.70%, 06/15/2032	$1,800	$1,879
HSBC Holdings Plc
2.01% (SOFR + 1.73%), 09/22/2028 (2)	5,045	4,869
2.21% (SOFR + 1.29%), 08/17/2029 (2)	1,800	1,712
2.36% (SOFR + 1.95%), 08/18/2031 (2)	24,850	22,602
2.85% (SOFR + 2.39%), 06/04/2031 (2)	10,000	9,347
3.97% (3 Month Term SOFR + 1.87%), 05/22/2030 (2)	10,000	9,878
4.58% (3 Month Term SOFR + 1.80%), 06/19/2029 (2)	3,200	3,230
5.21% (SOFR + 2.61%), 08/11/2028 (2)	10,500	10,677
5.74% (SOFR + 1.96%), 09/10/2036 (2)	26,700	27,485
6.55% (SOFR + 2.98%), 06/20/2034 (2)	26,515	28,664
Hudson Pacific Properties LP
3.25%, 01/15/2030	2,152	1,816
3.95%, 11/01/2027	12,560	12,042
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
9.00%, 06/15/2030	5,077	4,853
9.75%, 01/15/2029	4,564	4,550
ING Groep NV
6.11% (SOFR + 2.09%), 09/11/2034 (2)	4,225	4,565
Intesa Sanpaolo SpA
6.63%, 06/20/2033	20,000	22,044
7.20%, 11/28/2033	1,100	1,258
7.20%, 11/28/2033 (1)	7,000	7,994
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032	4	4
4.88%, 02/01/2035	4,480	4,422
5.50%, 08/15/2033	1	1
Iron Mountain, Inc.
5.25%, 07/15/2030 (1)	181	179
7.00%, 02/15/2029 (1)	174	179
Jackson National Life Global Funding
4.60%, 10/01/2029 (1)	16,700	16,733
4.90%, 01/13/2027 (1)	12,400	12,500
4.93% (SOFR + 0.97%), 01/14/2028 (1)(2)	8,000	8,021
Jane Street Group / JSG Finance, Inc.
6.75%, 05/01/2033 (1)	16,886	17,626
7.13%, 04/30/2031 (1)	174	183
Jefferies Financial Group, Inc.
5.88%, 07/21/2028	10,330	10,732
6.20%, 04/14/2034	14,090	14,871
6.25%, 01/15/2036	1,430	1,515
6.50%, 01/20/2043	1,125	1,170
JP Morgan Chase & Co.
1.04% (3 Month Term SOFR + 0.70%), 02/04/2027 (2)	6,799	6,780
1.47% (SOFR + 0.77%), 09/22/2027 (2)	60	59
1.58% (SOFR + 0.89%), 04/22/2027 (2)	25,398	25,208
1.76% (3 Month Term SOFR + 1.11%), 11/19/2031 (2)	12,795	11,367
1.95% (SOFR + 1.07%), 02/04/2032 (2)	5,064	4,516
2.07% (SOFR + 1.02%), 06/01/2029 (2)	2,990	2,855
2.52% (SOFR + 2.04%), 04/22/2031 (2)	18,640	17,364
2.58% (3 Month Term SOFR + 1.25%), 04/22/2032 (2)	4,831	4,416
2.74% (3 Month Term SOFR + 1.51%), 10/15/2030 (2)	6,869	6,516
2.95% (SOFR + 1.17%), 02/24/2028 (2)	8,197	8,097
2.96% (3 Month Term SOFR + 2.52%), 05/13/2031 (2)	38,025	35,871
2.96% (SOFR + 1.26%), 01/25/2033 (2)	541	496
4.51% (SOFR + 0.86%), 10/22/2028 (2)	21,175	21,383
4.92% (SOFR + 0.80%), 01/24/2029 (2)	165	168
5.01% (SOFR + 1.31%), 01/23/2030 (2)	3,735	3,827

The accompanying notes are an integral part of these financial statements.

163

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 7.93% – (continued)
5.10% (SOFR + 1.44%), 04/22/2031 (2)	$23,048	$23,797
JPMorgan Chase & Co.
5.00% (SOFR + 1.13%), 07/22/2030 (2)	300	308
5.04% (SOFR + 1.19%), 01/23/2028 (2)	7,239	7,314
5.50% (SOFR + 1.32%), 01/24/2036 (2)	12,190	12,740
5.57% (SOFR + 0.93%), 04/22/2028 (2)	12,231	12,474
5.57% (SOFR + 1.68%), 04/22/2036 (2)	12,310	12,915
6.50% (5 Year CMT Index + 2.15%), 04/01/2174 (2)	29,915	31,085
Lloyds Banking Group Plc
3.75% (1 Year CMT Index + 1.80%), 03/18/2028 (2)	15,000	14,945
4.82% (1 Year CMT Index + 0.83%), 06/13/2029 (2)	31,094	31,600
4.85% (SOFR + 1.06%), 11/26/2028 (2)	17,000	17,082
5.09% (1 Year CMT Index + 0.85%), 11/26/2028 (2)	9,300	9,477
7.95% (1 Year CMT Index + 3.75%), 11/15/2033 (2)	17,175	19,980
Logan Group Co. Ltd.
4.25%, 07/12/2025 (6)(7)	2,205	207
4.85%, 12/14/2026 (6)(7)	2,995	283
LPL Holdings, Inc.
5.15%, 06/15/2030	10,100	10,300
LSEG Finance Plc
2.00%, 04/06/2028 (1)	5,640	5,395
LXP Industrial Trust
2.38%, 10/01/2031	2,050	1,792
Macquarie Airfinance Holdings Ltd.
5.15%, 03/17/2030 (1)	3,255	3,300
5.20%, 03/27/2028 (1)	10,370	10,527
Marex Group Plc
6.40%, 11/04/2029	2,100	2,178
Marsh & McLennan Companies, Inc.
5.00%, 03/15/2035	20,635	20,903
Metropolitan Life Global Funding I
5.15%, 03/28/2033 (1)	5,610	5,772
Morgan Stanley
0.00%, 04/02/2032 (4)(19)	14,800	10,845
1.59% (SOFR + 0.88%), 05/04/2027 (2)	7,420	7,355
1.79% (SOFR + 1.03%), 02/13/2032 (2)	3,851	3,382
1.93% (SOFR + 1.02%), 04/28/2032 (2)	3,379	2,965
2.24% (SOFR + 1.18%), 07/21/2032 (2)	2,073	1,842
2.48% (SOFR + 1.36%), 09/16/2036 (2)	20,625	18,136
2.51% (SOFR + 1.20%), 10/20/2032 (2)	12,515	11,224
2.70% (SOFR + 1.14%), 01/22/2031 (2)	3,376	3,167
3.22% (SOFR + 1.49%), 04/22/2042 (2)	751	588
4.89% (SOFR + 1.31%), 10/22/2036 (2)	4,010	3,975
5.12% (SOFR + 1.73%), 02/01/2029 (2)	12,000	12,250
5.25% (SOFR + 1.87%), 04/21/2034 (2)	237	244
5.42% (SOFR + 1.88%), 07/21/2034 (2)	5,875	6,112
5.47% (SOFR + 1.73%), 01/18/2035 (2)	2,457	2,554
5.83% (SOFR + 1.58%), 04/19/2035 (2)	16,265	17,284
5.94% (5 Year CMT Index + 1.80%), 02/07/2039 (2)	35,780	37,604
5.95% (5 Year CMT Index + 2.43%), 01/19/2038 (2)	2,945	3,099
6.63% (SOFR + 2.05%), 11/01/2034 (2)	11,306	12,642
Morgan Stanley Bank N.A.
4.64% (SOFR + 0.69%), 10/15/2027 (2)	5,600	5,611
Morgan Stanley Private Bank N.A.
4.20% (SOFR + 0.78%), 11/17/2028 (2)	850	853
4.47% (SOFR + 1.02%), 11/19/2031 (2)	26,677	26,747
4.73% (SOFR + 1.08%), 07/18/2031 (2)	23,335	23,655

The accompanying notes are an integral part of these financial statements.

164

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 7.93% – (continued)
Mutual of Omaha Cos Global Funding
5.00%, 04/01/2030 (1)	$5,300	$5,417
Nationwide Building Society
3.96% (3 Month SOFR USD + 1.86%), 07/18/2030 (1)(2)	5,650	5,571
4.30% (3 Month SOFR USD + 1.45%), 03/08/2029 (1)(2)	6,100	6,107
NatWest Group Plc
3.03% (5 Year CMT Index + 2.35%), 11/28/2035 (2)	5,293	4,867
4.45% (3 Month SOFR USD + 1.87%), 05/08/2030 (2)	4,390	4,406
4.89% (3 Month SOFR USD + 1.75%), 05/18/2029 (2)	24,817	25,234
4.96% (1 Year CMT Index + 1.22%), 08/15/2030 (2)	11,300	11,532
5.08% (3 Month SOFR USD + 1.91%), 01/27/2030 (2)	6,600	6,746
5.52% (1 Year CMT Index + 2.27%), 09/30/2028 (2)	10,900	11,177
5.81% (1 Year CMT Index + 1.95%), 09/13/2029 (2)	19,897	20,726
6.48% (5 Year CMT Index + 2.20%), 06/01/2034 (2)	14,560	15,287
New York Life Global Funding
2.35%, 07/14/2026 (1)	1,000	992
NLG Global Funding
4.35%, 09/15/2030 (1)	20,365	20,097
Nomura Holdings, Inc.
2.17%, 07/14/2028	19,200	18,273
4.90%, 07/01/2030	4,400	4,466
Norinchukin Bank
5.09%, 10/16/2029 (1)	2,100	2,141
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/2051 (1)	2,420	1,687
OneMain Finance Corp.
6.63%, 01/15/2028	2,400	2,464
Osaic Holdings, Inc.
6.75%, 08/01/2032 (1)	116	121
Panama Infrastructure Receivable Purchaser Plc
0.00%, 04/05/2032 (1)	7,059	5,435
Panther Escrow Issuer LLC
7.13%, 06/01/2031 (1)	231	239
PNC Financial Services Group, Inc.
6.88% (SOFR + 2.28%), 10/20/2034 (2)	178	201
Prime Investment Ltd.
11.00%, 05/01/2030 (1)(18)	2,188	2,184
Realty Income Corp.
3.40%, 01/15/2030	4,450	4,325
Rexford Industrial Realty LP
2.15%, 09/01/2031	1,135	994
RGA Global Funding
5.05%, 12/06/2031 (1)	9,800	9,998
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.88%, 10/15/2026 (1)	2,655	2,616
3.63%, 03/01/2029	4,385	4,235
3.88%, 03/01/2031 (1)	29,710	28,212
4.00%, 10/15/2033 (1)	29,285	27,209
Ryan Specialty LLC
5.88%, 08/01/2032 (1)	474	484
Sammons Financial Group Global Funding
5.10%, 12/10/2029 (1)	4,700	4,813
Sammons Financial Group, Inc.
6.88%, 04/15/2034 (1)	2,300	2,518
Santander Holdings USA, Inc.
5.35% (SOFR + 1.94%), 09/06/2030 (2)	4,600	4,705
5.74% (SOFR + 1.88%), 03/20/2031 (2)	7,900	8,175

The accompanying notes are an integral part of these financial statements.

165

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Financials – 7.93% – (continued)
Santander UK Group Holdings Plc
1.67% (SOFR + 0.99%), 06/14/2027 (2)	$3,939	$3,895
2.47% (SOFR + 1.22%), 01/11/2028 (2)	800	786
3.82% (3 Month SOFR USD + 1.40%), 11/03/2028 (2)	4,990	4,957
4.86% (SOFR + 1.55%), 09/11/2030 (2)	5,300	5,363
5.69% (SOFR + 1.52%), 04/15/2031 (2)	14,600	15,221
6.53% (SOFR + 2.60%), 01/10/2029 (2)	800	836
SBA Tower Trust
1.84%, 04/15/2027 (1)	7,400	7,169
4.83%, 10/15/2029 (1)	11,000	11,069
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/2049	1,300	65
Shimao Group Holdings Ltd.
5.00%, 07/21/2031 (1)	193	6
Simon Property Group LP
2.65%, 07/15/2030	3,540	3,315
Sino-Ocean Group Holding Ltd.
3.00%, 03/27/2033 (1)	1,577	158
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026	3,400	3,397
Societe Generale SA
5.44% (SOFR + 1.73%), 10/03/2036 (1)(2)	29,090	29,153
6.69% (1 Year CMT Index + 2.95%), 01/10/2034 (1)(2)	18,400	20,039
Stewart Information Services Corp.
3.60%, 11/15/2031	18,925	16,732
Suci Second Investment Co.
4.38%, 09/10/2027	6,000	6,008
Synchrony Financial
5.45% (SOFR + 1.68%), 03/06/2031 (2)	14,275	14,636
5.94% (SOFR + 2.13%), 08/02/2030 (2)	10,945	11,407
6.00% (SOFR + 2.07%), 07/29/2036 (2)	13,900	14,268
7.25%, 02/02/2033	169	182
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (1)	515	423
4.90%, 09/15/2044 (1)	1,505	1,366
Times China Holdings Ltd.
4.00%, 03/30/2029 (1)(5)	756	12
4.20%, 09/30/2032 (1)(5)	2,802	40
U.S. Bancorp
5.85% (SOFR + 2.09%), 10/21/2033 (2)	599	641
UBS Group AG
1.31% (SOFR + 0.98%), 02/02/2027 (1)(2)	10,300	10,269
3.09% (SOFR + 1.73%), 05/14/2032 (1)(2)	21,500	19,947
4.19% (SOFR + 3.73%), 04/01/2031 (1)(2)	28,864	28,589
4.84% (SOFR + 1.29%), 11/06/2033 (1)(2)	6,818	6,825
5.58% (SOFR + 1.76%), 05/09/2036 (1)(2)	19,700	20,485
5.62% (1 Year SOFR Swap Rate + 1.34%), 09/13/2030 (1)(2)	51,200	53,454
5.70% (1 Year CMT Index + 1.77%), 02/08/2035 (1)(2)	15,240	16,024
5.96% (1 Year CMT Index + 2.20%), 01/12/2034 (1)(2)	30,000	31,971
6.25% (1 Year CMT Index + 1.80%), 09/22/2029 (1)(2)	3,300	3,474
UniCredit SpA
3.13% (1 Year CMT Index + 1.55%), 06/03/2032 (1)(2)	7,680	7,138
5.46% (5 Year CMT Index + 4.75%), 06/30/2035 (1)(2)	39,280	40,039
7.30% (5 Year 1100 Run ICE Swap Rate USD + 4.91%), 04/02/2034 (1)(2)	20,986	22,502
VICI Properties LP
5.13%, 11/15/2031	7,550	7,648
5.63%, 04/01/2035	8,300	8,476

The accompanying notes are an integral part of these financial statements.

166

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Financials – 7.93% – (continued)
VICI Properties LP / VICI Note Co., Inc.
3.75%, 02/15/2027 (1)		$5,000	$4,967
3.88%, 02/15/2029 (1)		1,094	1,073
4.13%, 08/15/2030 (1)		11,350	11,006
4.50%, 09/01/2026 (1)		5,000	5,005
4.50%, 01/15/2028 (1)		5,000	5,010
5.75%, 02/01/2027 (1)		1,216	1,230
Voyager Aviation Holdings LLC
8.50%, 05/09/2026 (1)(6)(7)		30	1
Wells Fargo & Co.
2.39% (SOFR + 2.10%), 06/02/2028 (2)		6,030	5,892
2.57% (3 Month Term SOFR + 1.26%), 02/11/2031 (2)		8,149	7,611
2.88% (3 Month Term SOFR + 1.43%), 10/30/2030 (2)		16,340	15,544
3.20% (3 Month Term SOFR + 1.43%), 06/17/2027 (2)		13,648	13,593
3.35% (SOFR + 1.50%), 03/02/2033 (2)		4,411	4,117
3.53% (SOFR + 1.51%), 03/24/2028 (2)		12,380	12,300
4.81% (SOFR + 1.98%), 07/25/2028 (2)		20,000	20,224
4.89% (SOFR + 1.34%), 09/15/2036 (2)		8,470	8,444
4.90% (SOFR + 2.10%), 07/25/2033 (2)		7,979	8,103
4.90% (SOFR + 0.78%), 01/24/2028 (2)		15,000	15,126
4.98% (SOFR + 1.07%), 04/22/2028 (2)		18,600	18,702
5.15% (SOFR + 1.50%), 04/23/2031 (2)		1,235	1,275
5.21% (SOFR + 1.38%), 12/03/2035 (2)		3,725	3,805
5.24% (SOFR + 1.11%), 01/24/2031 (2)		26,765	27,716
5.39% (SOFR + 2.02%), 04/24/2034 (2)		4,494	4,676
5.50% (SOFR + 1.78%), 01/23/2035 (2)		2,565	2,676
5.57% (SOFR + 1.74%), 07/25/2029 (2)		3,650	3,781
5.61% (SOFR + 1.74%), 04/23/2036 (2)		20,250	21,224
5.71% (SOFR + 1.07%), 04/22/2028 (2)		7,710	7,870
Weyerhaeuser Co.
4.00%, 04/15/2030		9,630	9,498
Willis North America, Inc.
5.15%, 03/15/2036		3,532	3,532
5.35%, 05/15/2033		2,890	2,980
WP Carey, Inc.
4.25%, 07/23/2032	EUR	4,105	4,951

Total Financials			3,570,245

Industrials – 2.00%
Amcor Finance USA, Inc.
3.63%, 04/28/2026		$12,260	12,236
Amcor Flexibles North America, Inc.
5.50%, 03/17/2035		9,500	9,813
Amcor UK Finance Plc
3.75%, 02/20/2033	EUR	5,065	5,890
Amphenol Corp.
4.63%, 02/15/2036		$14,010	13,726
5.00%, 01/15/2035		10,885	11,087
5.25%, 04/05/2034		4,155	4,321
Amrize Finance U.S. LLC
5.40%, 04/07/2035		9,335	9,627
Arcosa, Inc.
6.88%, 08/15/2032 (1)		345	364
Ardagh Group SA
9.50%, 12/01/2030 (1)		1,814	1,967
12.00%, 12/01/2030 (1)(5)		1,475	1,348

The accompanying notes are an integral part of these financial statements.

167

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Industrials – 2.00% – (continued)
Aurizon Network Pty Ltd.
2.90%, 09/02/2030	AUD	2,180	$1,290
6.10%, 09/12/2031		4,670	3,159
Axon Enterprise, Inc.
6.13%, 03/15/2030 (1)		$176	182
6.25%, 03/15/2033 (1)		175	182
BAE Systems Plc
3.40%, 04/15/2030 (1)		7,045	6,810
5.25%, 03/26/2031 (1)		1,595	1,658
5.30%, 03/26/2034 (1)		26,715	27,665
Berry Global, Inc.
1.57%, 01/15/2026		1,353	1,352
1.65%, 01/15/2027		2,340	2,278
4.88%, 07/15/2026 (1)		8,658	8,660
Boeing Co.
2.20%, 02/04/2026		50,426	50,331
3.63%, 02/01/2031		18,979	18,231
5.15%, 05/01/2030		22,725	23,350
5.71%, 05/01/2040		13,561	13,843
5.81%, 05/01/2050		36,315	35,719
5.93%, 05/01/2060		845	829
6.26%, 05/01/2027		14,330	14,703
6.39%, 05/01/2031		3,830	4,156
6.53%, 05/01/2034		6,435	7,119
6.86%, 05/01/2054		19,180	21,542
7.01%, 05/01/2064		5,815	6,607
Cemex SAB de CV
3.88%, 07/11/2031		11,915	11,409
3.88%, 07/11/2031 (1)		30,250	28,966
5.13% (5 Year CMT Index + 4.53%), 09/08/2174 (1)(2)		5,670	5,653
5.20%, 09/17/2030 (1)		25,900	26,260
5.45%, 11/19/2029 (1)		11,215	11,356
Clean Harbors, Inc.
5.75%, 10/15/2033 (1)		12,959	13,293
6.38%, 02/01/2031 (1)		82	84
CRH America Finance, Inc.
5.00%, 02/09/2036		24,025	24,108
Dyno Nobel Ltd.
5.40%, 11/08/2032	AUD	3,780	2,462
Eagle Materials, Inc.
5.00%, 03/15/2036		$26,523	25,980
Entegris, Inc.
3.63%, 05/01/2029 (1)		128	123
4.75%, 04/15/2029 (1)		24,450	24,503
5.95%, 06/15/2030(1)		117	119
Esab Corp.
6.25%, 04/15/2029 (1)		177	182
Flex Ltd.
5.25%, 01/15/2032		1,900	1,937
5.38%, 11/13/2035		6,400	6,385
Gatwick Funding Ltd.
3.63%, 10/16/2033	EUR	1,100	1,278
GFL Environmental, Inc.
4.38%, 08/15/2029 (1)		$2,895	2,847
6.75%, 01/15/2031 (1)		2,621	2,750
Heathrow Funding Ltd.
1.13%, 10/08/2030	EUR	1,775	1,899
3.88%, 01/16/2036		690	799
4.50%, 07/11/2033		1,715	2,120

The accompanying notes are an integral part of these financial statements.

168

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Industrials – 2.00% – (continued)
6.45%, 12/10/2031	GBP	3,420	$4,954
Imola Merger Corp.
4.75%, 05/15/2029 (1)		$498	492
Ingersoll Rand, Inc.
5.70%, 08/14/2033		20,320	21,529
Jabil, Inc.
3.00%, 01/15/2031		2,470	2,301
Jacobs Engineering Group, Inc.
6.35%, 08/18/2028		15,265	16,058
JH North America Holdings, Inc.
5.88%, 01/31/2031 (1)		4,985	5,088
6.13%, 07/31/2032 (1)		7,105	7,294
L3Harris Technologies, Inc.
5.35%, 06/01/2034		21,125	21,868
5.40%, 07/31/2033		14,260	14,852
Lockheed Martin Corp.
4.50%, 05/15/2036		1,500	1,470
4.80%, 08/15/2034		860	869
Nordson Corp.
5.80%, 09/15/2033		2,660	2,814
Oregon Tool Lux LP
7.88%, 10/15/2029 (1)		1,706	853
Otis Worldwide Corp.
5.13%, 11/19/2031		4,360	4,523
5.13%, 09/04/2035		3,055	3,113
Owens Corning
5.70%, 06/15/2034		30,495	32,055
Pacific National Finance Pty Ltd.
3.70%, 09/24/2029	AUD	10,410	6,390
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (1)		$350	364
Rolls-Royce Plc
5.75%, 10/15/2027 (1)		13,800	14,146
RTX Corp.
2.38%, 03/15/2032		2,170	1,934
5.15%, 02/27/2033		17,180	17,744
6.00%, 03/15/2031		5,500	5,924
6.10%, 03/15/2034		33,790	36,970
Sealed Air Corp./Sealed Air Corp. U.S.
7.25%, 02/15/2031 (1)		1,142	1,189
Sensata Technologies BV
5.88%, 09/01/2030 (1)		630	640
Sensata Technologies, Inc.
3.75%, 02/15/2031 (1)		4,536	4,257
4.38%, 02/15/2030 (1)		125	122
SMBC Aviation Capital Finance DAC
5.10%, 04/01/2030 (1)		10,505	10,745
5.30%, 04/03/2029 (1)		7,195	7,392
5.45%, 05/03/2028 (1)		9,005	9,244
TD SYNNEX Corp.
5.30%, 10/10/2035		15,300	15,150
6.10%, 04/12/2034		11,215	11,850
Textron, Inc.
3.00%, 06/01/2030		23,695	22,414
4.95%, 03/15/2036		905	898
6.10%, 11/15/2033		15,175	16,336
TopBuild Corp.
5.63%, 01/31/2034 (1)		6,872	6,952

The accompanying notes are an integral part of these financial statements.

169

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Industrials – 2.00% – (continued)
TransDigm, Inc.
6.00%, 01/15/2033 (1)	$178	$182
6.38%, 03/01/2029 (1)	15,000	15,469
6.88%, 12/15/2030 (1)	172	180
Trimble, Inc.
6.10%, 03/15/2033	16,585	17,858
Veralto Corp.
5.45%, 09/18/2033	19,210	20,049

Total Industrials		899,090

Technology – 1.50%
Amdocs Ltd.
2.54%, 06/15/2030	7,803	7,167
Atlassian Corp.
5.25%, 05/15/2029	12,080	12,416
5.50%, 05/15/2034	26,815	27,749
Broadcom, Inc.
2.45%, 02/15/2031	22,360	20,452
2.60%, 02/15/2033	4,420	3,892
3.14%, 11/15/2035 (1)	11,335	9,762
3.42%, 04/15/2033	7,916	7,328
3.47%, 04/15/2034	15,263	13,917
4.15%, 02/15/2028	9,600	9,632
4.15%, 11/15/2030	8,850	8,814
4.15%, 04/15/2032 (1)	3,865	3,779
4.35%, 02/15/2030	9,300	9,361
4.55%, 02/15/2032	7,600	7,621
4.80%, 10/15/2034	9,000	9,017
CDW LLC / CDW Finance Corp.
3.25%, 02/15/2029	8,825	8,496
3.28%, 12/01/2028	8,015	7,787
3.57%, 12/01/2031	47,285	44,047
5.55%, 08/22/2034	15,410	15,701
Constellation Software, Inc./Canada
5.16%, 02/16/2029 (1)	11,695	11,918
Dell International LLC / EMC Corp.
5.00%, 04/01/2030	17,650	18,087
5.10%, 02/15/2036	15,610	15,416
Fair Isaac Corp.
6.00%, 05/15/2033 (1)	4,009	4,118
Fiserv, Inc.
5.25%, 08/11/2035	14,940	14,907
5.45%, 03/15/2034	3,010	3,052
5.63%, 08/21/2033	13,045	13,452
Foundry JV Holdco LLC
5.50%, 01/25/2031 (1)	940	970
Gartner, Inc.
3.63%, 06/15/2029 (1)	4,920	4,742
5.60%, 11/20/2035	5,800	5,784
Intel Corp.
2.00%, 08/12/2031	7,020	6,156
3.25%, 11/15/2049	16,385	10,467
3.73%, 12/08/2047	2,750	1,957
4.90%, 08/05/2052	1,500	1,243
Leidos, Inc.
2.30%, 02/15/2031	4,000	3,599
4.38%, 05/15/2030	1,685	1,683
5.40%, 03/15/2032	4,455	4,634

The accompanying notes are an integral part of these financial statements.

170

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Technology – 1.50% – (continued)
5.50%, 03/15/2035	$9,020	$9,374
5.75%, 03/15/2033	30,755	32,588
Micron Technology, Inc.
5.88%, 09/15/2033	25,203	26,766
MSCI, Inc.
5.25%, 09/01/2035	16,715	16,825
NetApp, Inc.
5.50%, 03/17/2032	7,740	8,051
5.70%, 03/17/2035	7,095	7,425
Open Text Corp.
3.88%, 12/01/2029 (1)	293	278
6.90%, 12/01/2027 (1)	13,365	13,904
Open Text Holdings, Inc.
4.13%, 02/15/2030 (1)	293	280
Oracle Corp.
2.95%, 04/01/2030	23,000	21,233
3.60%, 04/01/2050	21,045	13,109
3.80%, 11/15/2037	7,780	6,281
3.95%, 03/25/2051	8,117	5,341
4.00%, 11/15/2047	556	382
4.80%, 08/03/2028	8,695	8,738
5.20%, 09/26/2035	29,341	28,111
5.88%, 09/26/2045	12,520	11,307
5.95%, 09/26/2055	14,752	13,070
6.00%, 08/03/2055	1,295	1,142
6.50%, 04/15/2038	4,215	4,297
Paychex, Inc.
5.10%, 04/15/2030	1,300	1,338
5.35%, 04/15/2032	7,510	7,777
5.60%, 04/15/2035	5,875	6,153
Science Applications International Corp.
4.88%, 04/01/2028 (1)	123	123
5.88%, 11/01/2033 (1)	122	124
Seagate Data Storage Technology Pte Ltd.
5.75%, 12/01/2034 (1)	93	95
5.88%, 07/15/2030 (1)	93	96
8.25%, 12/15/2029 (1)	89	94
Synopsys, Inc.
4.85%, 04/01/2030	22,500	22,980
5.15%, 04/01/2035	9,840	10,001
5.70%, 04/01/2055	11,540	11,448
Take-Two Interactive Software, Inc.
4.00%, 04/14/2032	1,448	1,403
VMware LLC
1.40%, 08/15/2026	17,859	17,595
2.20%, 08/15/2031	12,716	11,299
Western Digital Corp.
2.85%, 02/01/2029	4,080	3,905
4.75%, 02/15/2026	1,870	1,871
Zebra Technologies Corp.
6.50%, 06/01/2032 (1)	230	238

Total Technology		674,165

Utilities – 2.05%
AEP Transmission Co. LLC
5.38%, 06/15/2035	5,915	6,101
Alliant Energy Corp.
5.75% (5 Year CMT Index + 2.08%), 04/01/2056 (2)	10,450	10,431

The accompanying notes are an integral part of these financial statements.

171

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Utilities – 2.05% – (continued)
Alliant Energy Finance LLC
1.40%, 03/15/2026 (1)		$925	$919
American Electric Power Co., Inc.
5.20%, 01/15/2029		21,904	22,576
5.80% (5 Year CMT Index + 2.13%), 03/15/2056 (2)		15,480	15,368
6.05% (5 Year CMT Index + 1.94%), 03/15/2056 (2)		13,945	13,701
American Transmission Systems, Inc.
2.65%, 01/15/2032 (1)		7,200	6,479
AmeriGas Partners LP / AmeriGas Finance Corp.
9.38%, 06/01/2028 (1)		2,083	2,160
9.50%, 06/01/2030 (1)		1,000	1,065
Arizona Public Service Co.
3.35%, 05/15/2050		957	656
Baltimore Gas & Electric Co.
5.40%, 06/01/2053		4,225	4,062
Black Hills Corp.
4.35%, 05/01/2033		6,250	6,023
Boston Gas Co.
5.84%, 01/10/2035 (1)		7,860	8,284
Brooklyn Union Gas Co.
6.42%, 07/18/2054 (1)		1,655	1,721
CenterPoint Energy Houston Electric LLC
5.15%, 03/01/2034		6,240	6,381
CenterPoint Energy, Inc.
5.95% (5 Year CMT Index + 2.22%), 04/01/2056 (2)		10,570	10,651
Chile Electricity Lux Mpc II Sarl
5.58%, 10/20/2035 (1)		1,946	1,994
Dominion Energy, Inc.
3.38%, 04/01/2030		26,450	25,520
5.00%, 06/15/2030		18,000	18,494
6.20% (5 Year CMT Index + 2.01%), 02/15/2056 (2)		13,735	13,744
Duke Energy Carolinas LLC
2.55%, 04/15/2031		2,785	2,564
3.70%, 12/01/2047		2,500	1,887
3.88%, 03/15/2046		2,750	2,177
Duke Energy Corp.
5.45%, 06/15/2034		14,520	15,120
Duke Energy Florida LLC
5.88%, 11/15/2033		2,340	2,526
Duke Energy Progress LLC
4.10%, 03/15/2043		900	759
4.20%, 08/15/2045		1,000	829
DWR Cymru Financing UK Plc
2.38%, 03/31/2034	GBP	1,945	1,990
E.ON SE
4.00%, 01/16/2040	EUR	1,280	1,492
East Ohio Gas Co.
2.00%, 06/15/2030 (1)		$12,595	11,402
Edison International
6.25%, 03/15/2030		3,200	3,345
Electricite de France SA
2.00%, 12/09/2049	EUR	5,800	4,011
4.63%, 05/07/2045		6,800	7,739
4.75%, 06/17/2044		3,600	4,198
5.64%, 08/28/2035	AUD	2,590	1,680
9.13% (5 Year CMT Index + 5.41%), 12/15/2174 (1)(2)		$3,605	4,192
Elia Group SA/NV
3.88%, 06/11/2031	EUR	2,400	2,870

The accompanying notes are an integral part of these financial statements.

172

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Utilities – 2.05% – (continued)
Enel Finance International NV
4.13%, 09/30/2028 (1)		$7,000	$6,988
5.00%, 06/15/2032 (1)		16,500	16,794
Entergy Corp.
5.88% (5 Year CMT Index + 2.18%), 06/15/2056 (2)		18,000	17,989
Entergy Louisiana LLC
5.70%, 03/15/2054		3,430	3,407
Eurogrid GmbH
3.28%, 09/05/2031	EUR	1,800	2,117
Evergy Metro, Inc.
4.95%, 04/15/2033		$5,000	5,082
Evergy Missouri West, Inc.
5.65%, 06/01/2034 (1)		8,445	8,741
Eversource Energy
4.60%, 07/01/2027		9,315	9,378
5.95%, 02/01/2029		3,750	3,917
FirstEnergy Pennsylvania Electric Co.
4.30%, 01/15/2029 (1)		5,000	5,001
FirstEnergy Transmission LLC
2.87%, 09/15/2028 (1)		16,876	16,315
Florida Power & Light Co.
5.70%, 03/15/2055		1,770	1,793
Interstate Power & Light Co.
5.60%, 06/29/2035		15,985	16,636
ITC Holdings Corp.
3.25%, 06/30/2026		2,000	1,990
Jersey Central Power & Light Co.
2.75%, 03/01/2032 (1)		2,000	1,797
KeySpan Gas East Corp.
2.74%, 08/15/2026 (1)		4,500	4,453
5.99%, 03/06/2033 (1)		6,005	6,336
MVM Energetika Zrt
6.50%, 03/13/2031		1,200	1,265
National Gas Transmission Plc
4.25%, 04/05/2030	EUR	7,110	8,698
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/2030		$4,105	3,775
4.69%, 09/01/2027		51,371	51,980
4.90%, 03/15/2029		10,000	10,248
5.05%, 03/15/2030		22,000	22,696
NiSource, Inc.
5.75% (5 Year CMT Index + 2.04%), 07/15/2056 (2)		18,000	18,117
Northern States Power Co.
3.60%, 09/15/2047		1,800	1,356
NPC Ukrenergo
6.88%, 11/09/2028 (6)(7)		400	340
NRG Energy, Inc.
4.45%, 06/15/2029 (1)		5,885	5,859
Oncor Electric Delivery Co. LLC
5.35%, 04/01/2035 (1)		6,595	6,799
Pacific Gas & Electric Co.
2.10%, 08/01/2027		17,003	16,484
2.50%, 02/01/2031		15,565	14,008
2.95%, 03/01/2026		4,765	4,753
3.00%, 06/15/2028		8,769	8,503
3.15%, 01/01/2026		6,569	6,569
3.25%, 06/01/2031		11,300	10,515
3.30%, 03/15/2027		2,052	2,030

The accompanying notes are an integral part of these financial statements.

173

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Utilities – 2.05% – (continued)
3.30%, 12/01/2027		$3,700	$3,642
3.75%, 07/01/2028		18,444	18,201
4.20%, 03/01/2029		4,334	4,307
4.30%, 03/15/2045		3,980	3,157
4.40%, 03/01/2032		11,850	11,561
4.55%, 07/01/2030		40,402	40,227
4.65%, 08/01/2028		100	101
5.45%, 06/15/2027		3,084	3,135
5.70%, 03/01/2035		4,600	4,729
5.80%, 05/15/2034		3,295	3,422
5.90%, 06/15/2032		7,090	7,423
6.40%, 06/15/2033		613	661
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/2031		11,156	10,150
5.10%, 02/15/2035		20,391	20,693
Pinnacle West Capital Corp.
4.55% (SOFR + 0.82%), 06/10/2026 (2)		19,700	19,735
Public Service Co. of Colorado
5.25%, 04/01/2053		8,000	7,443
Public Service Co. of Oklahoma
5.20%, 01/15/2035		1,945	1,966
5.45%, 01/15/2036		13,040	13,370
RTE Reseau de Transport d’Electricite SADIR
3.75%, 04/30/2044	EUR	1,300	1,411
Southern California Edison Co.
4.70%, 06/01/2027		$5,900	5,946
Southern Co.
1.75%, 03/15/2028		36,048	34,329
3.70%, 04/30/2030		10,000	9,763
3.75% (5 Year CMT Index + 2.92%), 09/15/2051 (2)		30,954	30,516
4.00% (5 Year CMT Index + 3.73%), 01/15/2051 (2)		5,675	5,672
5.70%, 10/15/2032		1,902	2,013
5.70%, 03/15/2034		16,145	16,997
Southern Co. Gas Capital Corp.
4.40%, 05/30/2047		1,915	1,596
4.95%, 09/15/2034		4,300	4,312
5.75%, 09/15/2033		3,460	3,666
Southern Power Co.
4.90%, 10/01/2035		3,950	3,907
Southwestern Electric Power Co.
4.10%, 09/15/2028		10,000	9,993
5.30%, 04/01/2033		5,400	5,548
Suez SACA
2.88%, 05/24/2034	EUR	9,200	10,015
Tennet Netherlands BV
4.75%, 10/28/2042		6,285	7,908
Thames Water Super Senior Issuer Plc
9.75%, 10/10/2027 (1)	GBP	369	572
United Utilities Water Finance Plc
3.75%, 05/23/2034	EUR	2,526	2,954
Veolia Environnement SA
2.50% (5 Year Swap Rate EUR + 2.84%), 04/20/2174 (2)(8)		900	1,017
Vistra Operations Co. LLC
5.25%, 10/15/2035 (1)		$4,495	4,481
5.70%, 12/30/2034 (1)		3,135	3,236
VoltaGrid LLC
7.38%, 11/01/2030 (1)		243	241

The accompanying notes are an integral part of these financial statements.

174

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Utilities – 2.05% – (continued)
Wisconsin Power & Light Co.
5.38%, 03/30/2034		$4,610	$4,753
Yorkshire Water Finance Plc
6.38%, 11/18/2034	GBP	7,658	10,672

Total Utilities			923,281

Total Corporate Bonds (Cost: $10,973,677)			11,046,353

Convertible Securities – 0.06%
Communications – 0.03%
EchoStar Corp.
3.88%, 11/30/2030 (5)		$3,824	12,771

Total Communications			12,771

Consumer, Non-cyclical – 0.03%
Davide Campari-Milano NV
2.38%, 01/17/2029	EUR	4,200	4,807
Worldline SA
0.00%, 07/30/2026		6,569	7,520

Total Consumer, Non-cyclical			12,327

Financials – 0.00% (9)
CIFI Holdings Group Co. Ltd.
0.00%, 06/30/2029		$296	22
0.00%, 06/30/2029 (19)		2,697	200
Country Garden Holdings Co. Ltd.
0.00%, 12/31/2031		3,970	490
Sino-Ocean Group Holding Ltd.
0.00%, 03/27/2027 (1)		3,896	29
Sunac China Holdings Ltd.
0.00%, 06/23/2028		27	6
Times China Holdings Ltd.
0.00%, 03/30/2027 (1)		690	6
0.00%, 03/30/2027 (1)		3,425	28
WOM Chile Holdco SpA
5.00%, 04/01/2032 (1)(5)		779	714

Total Financials			1,495

Total Convertible Securities (Cost: $25,046)			26,593

Government Related – 23.97%
Other Government Related – 4.15%
Argentine Republic Government International Bond
0.75%, 07/09/2030 (4)		15,827	13,453
1.00%, 07/09/2029		887	788
3.50%, 07/09/2041 (4)		18,718	12,953
4.13%, 07/09/2035 (4)		8,847	6,582
4.13%, 07/09/2046 (4)		110	78
5.00%, 01/09/2038 (4)		261	203
Bonos de la Tesoreria de la Republica en pesos
4.70%, 09/01/2030 (1)	CLP	880,000	976
5.00%, 03/01/2035		420,000	464
5.80%, 10/01/2029 (1)		4,335,000	5,017
6.00%, 04/01/2033 (1)		1,790,000	2,101

The accompanying notes are an integral part of these financial statements.

175

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Other Government Related – 4.15% – (continued)
Brazil Letras do Tesouro Nacional
0.00%, 04/01/2026	BRL	957,400	$168,997
0.00%, 07/01/2026		891,900	152,438
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2031		86,213	13,816
Brazilian Government International Bond
6.00%, 10/20/2033		$600	606
6.13%, 03/15/2034		4,400	4,441
6.63%, 03/15/2035		5,990	6,171
California State University
2.37%, 11/01/2035		3,130	2,610
Chile Government International Bond
3.10%, 01/22/2061		6,955	4,302
3.25%, 09/21/2071		17,045	10,524
4.34%, 03/07/2042		5,675	5,042
City of New York NY
2.05%, 03/01/2032		2,480	2,178
3.55%, 12/01/2028		3,645	3,617
Colombia Government International Bond
3.13%, 04/15/2031		37,225	32,237
5.00%, 09/19/2032	EUR	4,900	5,512
5.63%, 02/19/2036		5,800	6,380
5.75%, 11/26/2034		9,200	10,470
6.50%, 11/26/2038		8,100	9,199
7.38%, 04/25/2030		$5,000	5,280
8.00%, 11/14/2035		4,552	4,850
Colombian TES
11.00%, 08/22/2029	COP	119,700,800	29,931
11.75%, 01/24/2035		113,898,000	28,035
12.75%, 11/28/2040		120,709,900	31,891
13.25%, 02/09/2033		104,490,700	27,762
Costa Rica Government Bond
5.50%, 11/21/2030 (1)	EUR	11,000	13,196
County of Miami-Dade FL Aviation Revenue
2.61%, 10/01/2032		$900	807
2.71%, 10/01/2033		1,290	1,139
Eagle Funding Luxco Sarl
5.50%, 08/17/2030 (1)		68,200	69,467
Egypt Government International Bond
5.80%, 09/30/2027		10,633	10,743
Golden State Tobacco Securitization Corp.
3.00%, 06/01/2046		375	341
3.49%, 06/01/2036		1,600	1,359
3.71%, 06/01/2041		760	591
3.85%, 06/01/2050		1,465	1,339
4.21%, 06/01/2050		13,600	9,945
Guatemala Government Bond
3.70%, 10/07/2033		2,000	1,787
6.25%, 08/15/2036		8,750	9,144
6.60%, 06/13/2036		1,200	1,289
Hungary Government Bond
2.75%, 12/22/2026	HUF	3,593,160	10,657
9.50%, 10/21/2026		2,996,300	9,386
Hungary Government International Bond
2.13%, 09/22/2031 (1)		$3,500	3,017
Israel Government International Bond
5.63%, 02/19/2035		9,800	10,227

The accompanying notes are an integral part of these financial statements.

176

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Other Government Related – 4.15% – (continued)
Kazakhstan Government International Bond
5.50%, 07/01/2037 (1)		$1,932	$1,991
Kuwait International Government Bond
4.14%, 10/09/2030 (1)		11,532	11,527
4.65%, 10/09/2035 (1)		14,654	14,634
Kyrgyz Republic International Bond
7.75%, 06/03/2030 (1)		7,475	7,706
Lamar Consolidated Independent School District
5.00%, 02/15/2058		6,095	6,276
Mexican Bonos
7.50%, 05/26/2033	MXN	29,200	1,508
7.75%, 11/23/2034		275,400	14,184
8.50%, 05/31/2029		43,200	2,419
8.50%, 11/18/2038		586,900	30,544
Mexican Udibonos
3.00%, 12/03/2026 (10)		347	19
4.00%, 11/30/2028 (10)		5,460	302
4.00%, 08/24/2034 (10)		1,820	97
Mexico Government International Bond
3.50%, 02/12/2034		$773	668
4.63%, 05/04/2033	EUR	9,300	11,143
4.75%, 04/27/2032		$2,000	1,948
4.88%, 05/19/2033		3,379	3,244
5.63%, 09/22/2035		9,386	9,255
New Jersey Turnpike Authority
7.41%, 01/01/2040		1,901	2,278
New South Wales Treasury Corp.
4.75%, 02/20/2037	AUD	33,080	20,741
5.25%, 02/24/2038		17,860	11,581
New York City Transitional Finance Authority Future Tax Secured Revenue
2.69%, 05/01/2033		$340	303
2.69%, 05/01/2033		935	829
2.80%, 02/01/2026		1,850	1,848
3.95%, 08/01/2032		1,900	1,851
5.00%, 02/01/2051		1,545	1,580
5.00%, 11/01/2053		9,600	9,865
5.27%, 05/01/2027		5,820	5,909
New York State Dormitory Authority
5.29%, 03/15/2033		750	758
New York State Thruway Authority
5.00%, 03/15/2059		12,710	13,076
Nigeria Government International Bond
6.50%, 11/28/2027		4,961	5,025
Pakistan Government International Bond
6.00%, 04/08/2026		9,438	9,414
6.88%, 12/05/2027		5,763	5,804
Pasadena Independent School District
4.25%, 02/15/2053		1,595	1,548
Peru Government Bond
5.94%, 02/12/2029	PEN	9,770	3,044
6.15%, 08/12/2032		5,276	1,693
6.95%, 08/12/2031		4,154	1,373
7.30%, 08/12/2033 (1)		94,500	32,048
Peruvian Government International Bond
5.40%, 08/12/2034		131,780	39,045
6.15%, 08/12/2032 (1)		140,152	44,971
6.90%, 08/12/2037 (1)		340	106
6.95%, 08/12/2031 (1)		26,220	8,668

The accompanying notes are an integral part of these financial statements.

177

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Other Government Related – 4.15% – (continued)
6.95%, 08/12/2031	PEN	64,395	$21,289
Queensland Treasury Corp.
5.00%, 07/21/2037 (1)	AUD	33,080	20,973
5.25%, 08/13/2038 (1)		25,565	16,402
Republic of Poland Government International Bond
5.38%, 02/12/2035		$7,285	7,552
5.50%, 03/18/2054		21,925	20,968
Republic of South Africa Government Bond
7.00%, 02/28/2031	ZAR	657,000	38,726
8.00%, 01/31/2030		154,100	9,497
8.50%, 01/31/2037		486,000	29,065
8.88%, 02/28/2035		883,700	55,523
9.00%, 01/31/2040		1,113,810	67,357
Republic of South Africa Government International Bond
4.85%, 09/30/2029		$958	959
5.88%, 06/22/2030		2,404	2,489
5.88%, 04/20/2032		1,740	1,794
Republic of Uzbekistan International Bond
3.70%, 11/25/2030		3,005	2,791
3.90%, 10/19/2031		4,869	4,497
5.10%, 02/25/2029	EUR	4,585	5,568
5.38%, 05/29/2027 (1)		11,060	13,285
5.38%, 02/20/2029		$285	286
6.90%, 02/28/2032 (1)		14,475	15,557
6.95%, 05/25/2032 (1)		2,610	2,818
Romanian Government International Bond
5.13%, 09/24/2031 (1)	EUR	12,100	14,542
5.38%, 03/22/2031 (1)		9,290	11,359
5.63%, 05/30/2037 (1)		8,400	9,620
5.75%, 03/24/2035		$1,926	1,908
5.75%, 03/24/2035 (1)		13,234	13,112
5.88%, 07/11/2032 (1)(11)	EUR	33,800	41,465
6.25%, 09/10/2034 (1)		27,000	33,317
6.38%, 01/30/2034		$15,134	15,764
6.63%, 05/16/2036		16,666	17,368
6.75%, 07/11/2039 (1)	EUR	17,400	21,346
7.13%, 01/17/2033		$2,580	2,804
Russian Foreign Bond – Eurobond
5.10%, 03/28/2035		200	140
5.25%, 06/23/2047 (1)		200	125
5.25%, 06/23/2047		4,000	2,497
5.63%, 04/04/2042		1,200	835
5.88%, 09/16/2043		2,600	1,785
Salado Independent School District
4.75%, 02/15/2050		1,200	1,228
State of California
7.30%, 10/01/2039		2,745	3,195
7.35%, 11/01/2039		17,390	20,324
7.55%, 04/01/2039		14,630	17,755
7.63%, 03/01/2040		6,635	7,999
State of Illinois
5.10%, 06/01/2033		61,759	63,295
6.73%, 04/01/2035		54	57
7.35%, 07/01/2035		39	43
Treasury Corp. of Victoria
2.00%, 11/20/2037	AUD	16,650	7,609

The accompanying notes are an integral part of these financial statements.

178

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Other Government Related – 4.15% – (continued)
Turkiye Government Bond
36.00%, 08/12/2026	TRY	858,485	20,149
37.00%, 02/18/2026		911,720	21,251
38.32% (Borsa Istanbul Stock Exchange Reference Rate Index + 0.00%), 09/06/2028 (2)		51,400	1,195
39.43% (Borsa Istanbul Stock Exchange Reference Rate Index + 0.00%), 05/20/2026 (2)		4,700	111
39.43% (Borsa Istanbul Stock Exchange Reference Rate Index + 0.00%), 08/19/2026 (2)		3,500	83
39.43% (Borsa Istanbul Stock Exchange Reference Rate Index + 0.00%), 05/17/2028 (2)		798,500	18,576
Turkiye Government International Bond
5.75%, 05/11/2047		$2,800	2,298
6.13%, 10/24/2028		2,700	2,790
6.95%, 09/16/2035		11,170	11,506
7.63%, 04/26/2029		8,600	9,253
Uruguay Government International Bond
8.00%, 10/29/2035	UYU	196,708	5,186
8.50%, 03/15/2028		337,165	8,780
9.75%, 07/20/2033		335,125	9,593
Venezuela Government International Bond
6.00%, 12/09/2020 (6)(7)		$30	8
7.00%, 03/31/2038 (6)(7)		187	55
7.65%, 04/21/2025 (6)(7)		534	150
7.75%, 10/13/2019 (6)(7)		100	27
8.25%, 10/13/2024 (6)(7)		7,294	2,042
9.00%, 05/07/2023 (6)(7)		110	31
9.00%, 05/07/2023 (6)(7)		7,405	2,073
9.25%, 09/15/2027 (6)(7)		1,049	346
9.25%, 05/07/2028 (6)(7)		420	132
11.75%, 10/21/2026 (6)(7)		120	39
11.95%, 08/05/2031 (6)(7)		3,200	1,040

Total Other Government Related			1,867,763

U.S. Treasury Obligations – 19.82%
U.S. Treasury Inflation Indexed Bond
0.13%, 07/15/2026 (10)(12)		56,101	55,772
0.13%, 10/15/2026 (10)		57,314	56,781
0.13%, 01/15/2031 (10)(12)		2,001	1,865
0.13%, 07/15/2031 (10)(12)		2,673	2,476
0.25%, 07/15/2029 (10)(12)		44,714	43,077
0.25%, 02/15/2050 (10)		4,331	2,492
0.63%, 07/15/2032 (10)(12)		88,083	82,630
0.63%, 02/15/2043 (10)		425	316
0.75%, 02/15/2042 (10)		720	561
0.75%, 02/15/2045 (10)		4,840	3,527
0.88%, 02/15/2047 (10)		4,856	3,500
1.00%, 02/15/2046 (10)		2,748	2,071
1.00%, 02/15/2048 (10)		4,357	3,181
1.00%, 02/15/2049 (10)		7,259	5,220
1.38%, 07/15/2033 (10)(12)		106,031	103,344
1.38%, 02/15/2044 (10)		699	585
1.50%, 02/15/2053 (10)		24,208	18,868
1.63%, 04/15/2030 (10)(12)		8,285	8,326
1.75%, 01/15/2034 (10)		124,356	123,643
1.88%, 07/15/2034 (10)		392,758	394,303
2.13%, 02/15/2040 (10)		301	298
2.13%, 02/15/2041 (10)		446	437
2.38%, 02/15/2055 (10)		57,320	54,374
U.S. Treasury Note/Bond
1.63%, 11/15/2050		2,946	1,547
1.88%, 11/15/2051		116,411	64,344
2.00%, 11/15/2041		320,895	223,962

The accompanying notes are an integral part of these financial statements.

179

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations – 19.82% – (continued)
2.00%, 08/15/2051	$14,309	$8,197
2.25%, 08/15/2046 (12)	442,200	291,006
2.25%, 08/15/2049	86,470	54,230
2.25%, 02/15/2052	14,713	8,927
2.38%, 11/15/2049	47,650	30,606
2.38%, 05/15/2051	5,195	3,274
2.50%, 02/15/2045	49,400	34,985
2.75%, 11/15/2047	250	178
2.88%, 05/15/2049	11,130	7,984
3.00%, 05/15/2045	30,000	23,088
3.00%, 02/15/2048	15,800	11,757
3.00%, 08/15/2048	10,405	7,704
3.00%, 02/15/2049	76,710	56,508
3.13%, 05/15/2048	12,780	9,706
3.25%, 05/15/2042	195,125	162,731
3.38%, 12/31/2027	424,430	423,601
3.50%, 12/15/2028	227,324	227,058
3.50%, 11/30/2030	619,880	613,632
3.63%, 12/31/2030	1,820,705	1,812,027
3.88%, 12/31/2032	320,920	319,516
4.00%, 07/31/2032 (12)	245,300	246,584
4.00%, 11/15/2035	527,220	519,641
4.00%, 11/15/2042	73,150	67,047
4.13%, 08/15/2053	37,895	33,546
4.25%, 08/15/2035 (12)	265,132	267,038
4.25%, 02/15/2054	72,880	65,888
4.25%, 08/15/2054	44,753	40,463
4.50%, 11/15/2054	124,800	117,712
4.63%, 11/15/2045	510,687	499,037
4.63%, 11/15/2055	719,767	693,450
4.75%, 02/15/2045	197,190	196,189
4.75%, 05/15/2055	19,209	18,876
4.75%, 08/15/2055	299,559	294,504
4.88%, 08/15/2045	304,838	307,791
5.00%, 05/15/2045	182,487	187,334

Total U.S. Treasury Obligations		8,919,315

Total Government Related (Cost: $10,939,058)		10,787,078

Mortgage-Backed Obligations – 46.75%
1211 Avenue of the Americas Trust 2015-1211
3.90%, 08/10/2035, Series 2015-1211, Class A1A2 (1)	4,300	4,150
4.09%, 08/10/2035, Series 2015-1211, Class B (1)(3)	4,700	4,465
4.14%, 08/10/2035, Series 2015-1211, Class C (1)(3)	6,290	5,897
1345T 2025-AOA
5.75% (1 Month Term SOFR + 2.00%, 2.00% Floor), 06/15/2042, Series 2025-AOA, Class B (1)(2)	8,000	8,019
ACRA Trust 2024-NQM1
5.61%, 10/25/2064, Series 2024-NQM1, Class A1 (1)(4)	3,100	3,113
AG Trust 2024-NLP
5.77% (1 Month Term SOFR + 2.02%, 2.02% Floor), 08/15/2041, Series 2024-NLP, Class A (1)(2)	6,700	6,734
Ajax Mortgage Loan Trust 2019-F
2.86%, 07/25/2059, Series 2019-F, Class A1 (1)(4)	6,142	6,018
ALA Trust 2025-OANA
5.49% (1 Month Term SOFR + 1.74%, 1.74% Floor), 06/15/2040, Series 2025-OANA, Class A (1)(2)	2,500	2,509
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033, Series 2003-22CB, Class 1A1	207	211
6.00%, 12/25/2033, Series 2003-22CB, Class 3A1	62	64

The accompanying notes are an integral part of these financial statements.

180

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.75% – (continued)
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034, Series 2004-16CB, Class 1A1	$109	$108
5.50%, 08/25/2034, Series 2004-16CB, Class 3A1	95	94
Alternative Loan Trust 2005-74T1
6.00%, 01/25/2036, Series 2005-74T1, Class A1	7,473	4,183
Alternative Loan Trust 2006-HY12
4.13%, 08/25/2036, Series 2006-HY12, Class A5 (3)	95	89
Alternative Loan Trust 2006-OA17
4.04% (1 Month Term SOFR + 0.31%, 0.20% Floor), 12/20/2046, Series 2006-OA17, Class 1A1A (2)	8,093	7,267
Alternative Loan Trust 2006-OA22
4.27% (1 Month Term SOFR + 0.53%, 0.42% Floor), 02/25/2047, Series 2006-OA22, Class A2 (2)	6,825	6,380
Alternative Loan Trust 2006-OA3
4.25% (1 Month Term SOFR + 0.51%, 0.40% Floor), 05/25/2036, Series 2006-OA3, Class 1A1 (2)	3,254	2,849
Alternative Loan Trust 2006-OA7
4.97% (12 Month U.S. Treasury Average + 0.94%, 0.94% Floor), 06/25/2046, Series 2006-OA7, Class 2A1 (2)	7,028	6,661
Alternative Loan Trust 2006-OC5
4.37% (1 Month Term SOFR + 0.63%, 0.52% Floor), 06/25/2046, Series 2006-OC5, Class 2A3 (2)	4,670	4,192
Alternative Loan Trust 2007-5CB
6.00%, 04/25/2037, Series 2007-5CB, Class 1A4	11,804	5,644
Alternative Loan Trust 2007-HY7C
4.13% (1 Month Term SOFR + 0.39%, 0.28% Floor), 08/25/2037, Series 2007-HY7C, Class A1 (2)	1,382	1,316
Alternative Loan Trust 2007-OA2
4.11% (1 Month Term SOFR + 0.37%, 0.26% Floor), 03/25/2047, Series 2007-OA2, Class 2A1 (2)	8,329	6,857
4.87% (12 Month U.S. Treasury Average + 0.84%, 0.84% Floor), 03/25/2047, Series 2007-OA2, Class 1A1 (2)	10,189	8,966
Alternative Loan Trust 2007-OA4
4.19% (1 Month Term SOFR + 0.45%, 0.34% Floor), 05/25/2047, Series 2007-OA4, Class A1 (2)	944	865
Angel Oak Mortgage Trust 2021-7
1.98%, 10/25/2066, Series 2021-7, Class A1 (1)(3)	5,012	4,382
Angel Oak Mortgage Trust 2022-2
3.35%, 01/25/2067, Series 2022-2, Class A1 (1)(3)	28,041	26,854
Angel Oak Mortgage Trust 2023-7
4.80%, 11/25/2067, Series 2023-7, Class A1 (1)(4)	6,783	6,765
Angel Oak Mortgage Trust 2024-1
5.21%, 08/25/2068, Series 2024-1, Class A1 (1)(4)	14,542	14,564
Angel Oak Mortgage Trust 2024-4
6.20%, 01/25/2069, Series 2024-4, Class A1 (1)(4)	6,394	6,470
Angel Oak Mortgage Trust 2024-8
5.34%, 05/27/2069, Series 2024-8, Class A1 (1)(4)	2,458	2,469
Arbor Multifamily Mortgage Securities Trust 2022-MF4
2.92%, 02/15/2055, Series 2022-MF4, Class A3 (1)	6,700	6,519
AREIT 2023-CRE8 LLC
5.85% (1 Month Term SOFR + 2.11%, 2.11% Floor), 08/17/2041, Series 2023-CRE8, Class A (1)(2)	1,011	1,011
Arixa Mortgage Trust 2025-RTL1
5.74%, 08/25/2030, Series 2025-RTL1, Class A1 (1)	4,420	4,446
ATLX 2024-RPL1 Trust
3.85%, 04/25/2064, Series 2024-RPL1, Class A1 (1)(4)	4,270	4,174
ATLX 2024-RPL2 Trust
3.85%, 04/25/2063, Series 2024-RPL2, Class A1 (1)(4)	4,870	4,757
BAMLL Commercial Mortgage Securities Trust 2018-PARK
4.09%, 08/10/2038, Series 2018-PARK, Class A (1)(3)	6,110	5,989
BAMLL Re-REMIC Trust 2016-RRLD11
5.88%, 06/17/2050, Series 2016-LD11, Class AJB (1)(3)	100	18
BBSG 2016-MRP Mortgage Trust
3.28%, 06/05/2036, Series 2016-MRP, Class A (1)	2,045	1,841
BCAP LLC 2014-RR2
3.36% (1 Month Term SOFR + 0.35%, 0.24% Floor), 10/26/2036, Series 2014-RR2, Class 6A8 (1)(2)	4,020	3,924
Bear Stearns ALT-A Trust 2005-1
4.97% (1 Month Term SOFR + 1.24%, 1.13% Floor, 11.50% Cap), 01/25/2035, Series 2005-1, Class M2 (2)	4,098	3,941

The accompanying notes are an integral part of these financial statements.

181

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.75% – (continued)
Bear Stearns ARM Trust 2003-3
6.50%, 05/25/2033, Series 2003-3, Class 3A1 (3)	$180	$171
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.66%, 10/12/2041, Series 2006-T24, Class B (1)(3)	129	128
Bear Stearns Mortgage Funding Trust 2007-AR4
4.06% (1 Month Term SOFR + 0.32%, 0.21% Floor, 10.50% Cap), 06/25/2037, Series 2007-AR4, Class 2A1 (2)	7,123	6,771
Benchmark 2024-V11 Mortgage Trust
6.30%, 11/15/2057, Series 2024-V11, Class C (3)	12,113	12,308
BFLD Commercial Mortgage Trust 2025-660F
5.25% (1 Month Term SOFR + 1.50%, 1.50% Floor), 11/15/2042, Series 2025-660F, Class A (1)(2)	5,895	5,912
5.55% (1 Month Term SOFR + 1.80%, 1.80% Floor), 11/15/2042, Series 2025-660F, Class B (1)(2)	2,620	2,628
BFLD Trust 2020-EYP
5.97% (1 Month Term SOFR + 2.21%, 2.10% Floor), 10/15/2035, Series 2020-EYP, Class C (1)(2)	5,140	205
BINOM Securitization Trust 2022-INV1
4.44%, 08/25/2057, Series 2022-INV1, Class A2 (1)(3)	15,630	15,273
BINOM Securitization Trust 2022-RPL1
3.00%, 02/25/2061, Series 2022-RPL1, Class M1 (1)(3)	8,591	7,109
BPR 2023-STON Mortgage Trust
7.87%, 12/05/2039, Series 2023-STON, Class B (1)(3)	11,700	12,151
BPR Commercial Mortgage Trust 2025-STAR
4.95%, 11/05/2042, Series 2025-STAR, Class A (1)(3)	1,900	1,911
BPR Trust 2021-NRD
5.88% (1 Month Term SOFR + 2.12%, 2.12% Floor), 12/15/2038, Series 2021-NRD, Class B (1)(2)	2,865	2,846
6.18% (1 Month Term SOFR + 2.42%, 2.42% Floor), 12/15/2038, Series 2021-NRD, Class C (1)(2)	2,920	2,896
7.47% (1 Month Term SOFR + 3.72%, 3.72% Floor), 12/15/2038, Series 2021-NRD, Class D (1)(2)	1,770	1,753
BX Commercial Mortgage Trust 2020-VIVA
3.55%, 03/11/2044, Series 2020-VIVA, Class D (1)(3)	17,976	16,758
BX Commercial Mortgage Trust 2022-AHP
5.59% (1 Month Term SOFR + 1.84%, 1.84% Floor), 01/17/2039, Series 2022-AHP, Class B (1)(2)	7,798	7,791
BX Commercial Mortgage Trust 2022-CSMO
5.86% (1 Month Term SOFR + 2.11%, 2.12% Floor), 06/15/2027, Series 2022-CSMO, Class A (1)(2)	20,460	20,486
6.89% (1 Month Term SOFR + 3.14%, 3.14% Floor), 06/15/2027, Series 2022-CSMO, Class B (1)(2)	12,065	12,087
BX Commercial Mortgage Trust 2024-VLT5
5.41%, 11/13/2046, Series 2024-VLT5, Class A (1)(3)	5,705	5,776
5.80%, 11/13/2046, Series 2024-VLT5, Class B (1)(3)	735	747
BX Trust 2019-OC11
3.20%, 12/09/2041, Series 2019-OC11, Class A (1)	7,400	7,025
3.94%, 12/09/2041, Series 2019-OC11, Class E (1)(3)	7,750	7,148
BX Trust 2021-RISE
5.61% (1 Month Term SOFR + 1.86%, 1.75% Floor), 11/15/2036, Series 2021-RISE, Class D (1)(2)	11,629	11,618
BX Trust 2024-VLT4
5.24% (1 Month Term SOFR + 1.49%, 1.49% Floor), 06/15/2041, Series 2024-VLT4, Class A (1)(2)	4,115	4,114
BX Trust 2025-DELC
5.51% (1 Month Term SOFR + 1.55%, 1.55% Floor), 12/15/2042, Series 2025-DELC, Class A (1)(2)	3,795	3,800
5.76% (1 Month Term SOFR + 1.80%, 1.80% Floor), 12/15/2042, Series 2025-DELC, Class B (1)(2)	545	546
BX Trust 2025-VLT6
5.19% (1 Month Term SOFR + 1.44%, 1.44% Floor), 03/15/2042, Series 2025-VLT6, Class A (1)(2)	34,735	34,692
5.64% (1 Month Term SOFR + 1.89%, 1.89% Floor), 03/15/2042, Series 2025-VLT6, Class B (1)(2)	10,250	10,231
BX Trust 2025-VLT7
5.45% (1 Month Term SOFR + 1.70%, 1.70% Floor), 07/15/2044, Series 2025-VLT7, Class A (1)(2)	28,030	28,073
5.75% (1 Month Term SOFR + 2.00%, 2.00% Floor), 07/15/2044, Series 2025-VLT7, Class B (1)(2)	4,310	4,317
BX Trust 2025-VOLT
5.85% (1 Month Term SOFR + 2.10%, 2.10% Floor), 12/15/2044, Series 2025-VOLT, Class B (1)(2)	13,190	13,231
BXHPP Trust 2021-FILM
4.51% (1 Month Term SOFR + 0.76%, 0.65% Floor), 08/15/2036, Series 2021-FILM, Class A (1)(2)	8,000	7,722
BXP Trust 2017-GM
3.38%, 06/13/2039, Series 2017-GM, Class A (1)	3,800	3,731

The accompanying notes are an integral part of these financial statements.

182

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Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 46.75% – (continued)
CAFL 2023-RTL1 Issuer LLC
7.55%, 12/28/2030, Series 2023-RTL1, Class A1 (1)(4)		$7,075	$7,075
Caister Finance DAC
6.70% (Sterling Overnight Index Average + 2.84%), 08/17/2035, Series 1A, Class C (1)(2)	GBP	6,813	9,211
Cardinal Mortgage Trust 2025-RTL1
5.59%, 11/25/2030, Series 2025-RTL1, Class A1 (1)(4)		$7,280	7,296
Cascade Funding Mortgage Trust
3.00%, 03/25/2035, Series 2025-HB16, Class A (1)(3)		7,602	7,467
Century Plaza Towers 2019-CPT
2.87%, 11/13/2039, Series 2019-CPT, Class A (1)		3,205	2,975
Chase Home Lending Mortgage Trust 2023-RPL1
3.50%, 06/25/2062, Series 2023-RPL1, Class A1 (1)(3)		10,744	9,932
Chase Home Lending Mortgage Trust 2023-RPL3
3.25%, 09/25/2063, Series 2023-RPL3, Class A1 (1)(3)		17,771	16,027
Chase Home Lending Mortgage Trust 2024-RPL4
3.38%, 12/25/2064, Series 2024-RPL4, Class A1A (1)(3)		7,359	6,585
Chase Home Lending Mortgage Trust Series 2024-RPL2
3.25%, 08/25/2064, Series 2024-RPL2, Class A1A (1)(3)		7,759	6,919
Chase Home Lending Mortgage Trust Series 2025-2
5.50%, 12/25/2055, Series 2025-2, Class A4A (1)(3)		23,695	23,765
CHI Commercial Mortgage Trust 2025-SFT
5.48%, 04/15/2042, Series 2025-SFT, Class A (1)(3)		27,085	27,759
5.87%, 04/15/2042, Series 2025-SFT, Class B (1)(3)		9,645	9,842
6.60%, 04/15/2042, Series 2025-SFT, Class C (1)(3)		10,450	10,823
CHL Mortgage Pass-Through Trust Resecuritization 2008-3R
6.00%, 08/25/2037, Series 2008-3R, Class 1A1 (1)		4,321	1,912
CIM Trust 2019-R3
2.63%, 06/25/2058, Series 2019-R3, Class A (1)(3)		6,592	6,185
CIM Trust 2019-R4
3.00%, 10/25/2059, Series 2019-R4, Class A1 (1)(3)		9,511	8,950
CIM Trust 2020-R1
2.85%, 10/27/2059, Series 2020-R1, Class A1 (1)(3)		13,870	12,531
CIM Trust 2020-R6
2.25%, 12/25/2060, Series 2020-R6, Class A1A (1)(3)		7,600	7,028
CIM Trust 2020-R7
2.25%, 12/27/2061, Series 2020-R7, Class A1A (1)(3)		11,571	10,790
CIM Trust 2021-R1
2.40%, 08/25/2056, Series 2021-R1, Class A2 (1)(3)		10,735	9,891
CIM Trust 2021-R2
2.50%, 01/25/2057, Series 2021-R2, Class A2 (1)(3)		4,369	4,137
CIM Trust 2021-R3
1.95%, 06/25/2057, Series 2021-R3, Class A1A (1)(3)		15,645	14,617
1.95%, 06/25/2057, Series 2021-R3, Class A1 (1)(3)		31,340	28,755
CIM Trust 2021-R4
2.00%, 05/01/2061, Series 2021-R4, Class A1A (1)(3)		17,762	16,428
CIM Trust 2021-R5
2.00%, 08/25/2061, Series 2021-R5, Class A1A (1)(3)		16,812	14,737
CIM TRUST 2022-R2
3.75%, 12/25/2061, Series 2022-R2, Class A1 (1)(3)		24,420	23,339
CIM TRUST 2022-R3
4.50%, 03/25/2062, Series 2022-R3, Class A1 (1)(3)		28,778	28,491
CIM Trust 2023-R1
5.40%, 04/25/2062, Series 2023-R1, Class A1A (1)(3)		29,940	29,825
CIM Trust 2023-R3
4.50%, 01/25/2063, Series 2023-R3, Class A1A (1)(3)		25,320	24,990
CIM TRUST 2025-R1
5.00%, 02/25/2099, Series 2025-R1, Class A1 (1)(4)		34,376	34,267

The accompanying notes are an integral part of these financial statements.

183

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.75% – (continued)
Citigroup Mortgage Loan Trust 2019-RP1
3.50%, 01/25/2066, Series 2019-RP1, Class A1 (1)(3)	$768	$756
Citigroup Mortgage Loan Trust 2024-INV3
0.00%, 10/25/2054, Series 2024-INV3, Class PT (1)(3)	78,406	82,542
COLT 2021-6 Mortgage Loan Trust
1.91%, 12/25/2066, Series 2021-6, Class A1 (1)(3)	10,311	9,533
COLT 2021-RPL1 Trust
1.67%, 09/25/2061, Series 2021-RPL1, Class A1 (1)(3)	13,774	12,752
COLT 2024-INV2 Mortgage Loan Trust
6.42%, 05/25/2069, Series 2024-INV2, Class A1 (1)(4)	736	746
COMM 2015-DC1 Mortgage Trust
3.72%, 02/10/2048, Series 2015-DC1, Class AM	1,773	1,741
COMM 2016-787S Mortgage Trust
3.55%, 02/10/2036, Series 2016-787S, Class A (1)	2,000	1,988
3.83%, 02/10/2036, Series 2016-787S, Class C (1)(3)	1,000	990
3.83%, 02/10/2036, Series 2016-787S, Class B (1)(3)	1,700	1,688
COMM 2017-COR2 Mortgage Trust
3.51%, 09/10/2050, Series 2017-COR2, Class A3	1,050	1,036
COMM 2024-CBM Mortgage Trust
5.87%, 12/10/2041, Series 2024-CBM, Class A2 (1)(3)	1,300	1,323
Commercial Mortgage Pass-Through Certificates
3.40%, 10/05/2030, Series 2012-LTRT, Class A2 (1)	425	422
Connecticut Avenue Securities Trust 2023-R08
5.37% (30-day Average SOFR + 1.50%), 10/25/2043, Series 2023-R08, Class 1M1 (1)(2)	630	631
Cross 2024-H3 Mortgage Trust
6.27%, 06/25/2069, Series 2024-H3, Class A1 (1)(4)	6,660	6,736
Cross 2024-H6 Mortgage Trust
5.13%, 09/25/2069, Series 2024-H6, Class A1 (1)(3)	4,076	4,082
Cross 2024-H7 Mortgage Trust
5.59%, 11/25/2069, Series 2024-H7, Class A1 (1)(3)	23,389	23,568
CRSNT Trust 2021-MOON
5.07% (1 Month Term SOFR + 1.31%, 1.20% Floor), 04/15/2036, Series 2021-MOON, Class B (1)(2)	20,000	19,777
5.42% (1 Month Term SOFR + 1.66%, 1.55% Floor), 04/15/2036, Series 2021-MOON, Class C (1)(2)	12,000	11,839
CSAIL 2019-C17 Commercial Mortgage Trust
2.76%, 09/15/2052, Series 2019-C17, Class A4	2,043	1,935
3.28%, 09/15/2052, Series 2019-C17, Class AS	886	803
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.75%, 11/25/2033, Series 2003-27, Class 4A4	49	51
CSMC 2014-USA OA LLC
4.18%, 09/15/2037, Series 2014-USA, Class B (1)	5,255	4,600
4.34%, 09/15/2037, Series 2014-USA, Class C (1)	400	344
4.37%, 09/15/2037, Series 2014-USA, Class D (1)	6,175	5,245
CSMC 2017-RPL1 Trust
2.97%, 07/25/2057, Series 2017-RPL1, Class M1 (1)(3)	3,070	2,660
CSMC 2021-ADV
6.17% (1 Month Term SOFR + 2.41%, 2.30% Floor), 07/15/2038, Series 2021-ADV, Class C (1)(2)	3,400	1,586
CSMC 2021-RPL11 Trust
3.72%, 10/25/2061, Series 2021-RP11, Class PT (1)(3)	22,338	18,076
CSMC 2021-RPL4 Trust
4.15%, 12/27/2060, Series 2021-RPL4, Class A1 (1)(3)	1,777	1,770
CSMC 2021-RPL6 Trust
2.75%, 10/25/2060, Series 2021-RPL6, Class M1 (1)	8,505	6,787
CSMC 2021-RPL9 Trust
3.87%, 02/25/2061, Series 2021-RPL9, Class A1 (1)(3)	11,891	11,846
CSMC 2022-RPL1 Trust
4.57%, 04/25/2061, Series 2022-RPL1, Class PT (1)(3)	23,393	21,115
CSMCM 2021-RPL11 Trust
3.78%, 10/27/2061, Series 2021-RP11, Class CERT (1)	952	750

The accompanying notes are an integral part of these financial statements.

184

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 46.75% – (continued)
CSMCM 2022-RPL1 Trust
4.23%, 04/25/2061, Series 2022-RPL1, Class CERT (1)		$992	$831
DC Commercial Mortgage Trust 2023-DC
6.80%, 09/12/2040, Series 2023-DC, Class B (1)		6,265	6,456
DC Office Trust 2019-MTC
2.97%, 09/15/2045, Series 2019-MTC, Class A (1)		12,545	11,382
Deephaven Residential Mortgage Trust 2021-2
0.90%, 04/25/2066, Series 2021-2, Class A1 (1)(3)		2,696	2,418
Deephaven Residential Mortgage Trust 2022-2
4.30%, 03/25/2067, Series 2022-2, Class A1 (1)(3)		4,353	4,260
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-2
4.25% (1 Month Term SOFR + 0.51%, 0.40% Floor), 04/25/2035, Series 2005-2, Class 1A1 (2)		1,815	1,649
DOLP Trust 2021-NYC
2.96%, 05/10/2041, Series 2021-NYC, Class A (1)		11,500	10,329
Dutch Property Finance 2022-1 BV
2.70% (3 Month €STR + 0.75%), 10/28/2059, Series 2022-1, Class A (2)	EUR	7,200	8,468
Ellington Financial Mortgage Trust 2022-4
5.90%, 09/25/2067, Series 2022-4, Class A1 (1)(4)		$52,370	52,424
Eurosail-UK 2007-5np Plc
4.67% (Sterling Overnight Index Average + 0.89%), 09/13/2045, Series 2007-5X, Class A1A (2)	GBP	4,406	5,691
Eurosail-UK 2007-6nc Plc
4.60% (Sterling Overnight Index Average + 0.82%), 09/13/2045, Series 2007-6NCX, Class A3A (2)		69	92
Extended Stay America Trust 2025-ESH
5.05% (1 Month Term SOFR + 1.30%, 1.30% Floor), 10/15/2042, Series 2025-ESH, Class A (1)(2)		$2,065	2,068
5.35% (1 Month Term SOFR + 1.60%, 1.60% Floor), 10/15/2042, Series 2025-ESH, Class B (1)(2)		1,740	1,743
5.60% (1 Month Term SOFR + 1.85%, 1.85% Floor), 10/15/2042, Series 2025-ESH, Class C (1)(2)		1,170	1,172
Fannie Mae
2.00%, 01/01/2056 (13)		148,975	120,390
2.50%, 01/01/2056 (13)		183,550	155,143
3.00%, 01/01/2056 (13)		94,600	83,658
3.50%, 01/01/2056 (13)		10,000	9,244
3.50%, 02/01/2056 (13)		447,775	412,529
4.00%, 01/01/2056 (13)		68,675	65,133
4.00%, 02/01/2056 (13)		278,800	264,268
4.50%, 01/01/2056 (13)		105,625	103,105
4.50%, 02/01/2056 (13)		67,500	65,837
5.00%, 01/01/2056 (13)		192,716	192,174
5.00%, 02/01/2056 (13)		1,273,739	1,269,012
5.50%, 01/01/2056 (13)		235,200	238,489
5.50%, 02/01/2056 (13)		1,098,100	1,112,424
6.00%, 01/01/2056 (13)		443,800	455,661
6.00%, 02/01/2056 (13)		902,670	926,337
6.00%, 03/01/2056 (13)		650,000	666,991
6.50%, 02/01/2056 (13)		566,600	588,943
6.50%, 03/01/2056 (13)		157,000	163,308
Fannie Mae Pool
2.00%, 05/01/2041		5,094	4,439
2.00%, 06/01/2041		20,161	17,588
2.00%, 10/01/2050		3,661	2,989
2.00%, 05/01/2051		50,357	40,991
2.00%, 09/01/2051		13,058	10,613
2.00%, 10/01/2051		36,580	29,708
2.00%, 12/01/2051		27,835	22,511
2.00%, 12/01/2051		56,992	46,163
2.00%, 01/01/2052		89,977	72,989
2.00%, 02/01/2052		14,185	11,683
2.00%, 02/01/2052		109,530	88,816
2.00%, 03/01/2052		15,986	12,961

The accompanying notes are an integral part of these financial statements.

185

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.75% – (continued)
2.00%, 04/01/2052	$37,360	$30,288
2.00%, 04/01/2052	72,668	58,913
2.50%, 06/01/2050	113,345	97,628
2.50%, 02/01/2051	3,919	3,319
2.50%, 02/01/2051	18,187	15,404
2.50%, 02/01/2051	25,186	21,366
2.50%, 02/01/2051	68,256	57,905
2.50%, 07/01/2051	75,694	65,184
2.50%, 12/01/2051	39,720	33,820
2.50%, 02/01/2052	45,060	38,338
2.50%, 02/01/2052	50,896	43,183
2.50%, 03/01/2052	63,891	55,069
2.50%, 04/01/2052	12,022	10,221
2.50%, 04/01/2052	17,744	15,055
2.50%, 04/01/2052	71,965	61,856
2.50%, 05/01/2052	92,504	79,239
3.00%, 10/01/2033	628	608
3.00%, 07/01/2045	2,051	1,882
3.00%, 05/01/2046	2,716	2,469
3.00%, 07/01/2046	638	577
3.00%, 11/01/2046	163	148
3.00%, 09/01/2049	13,692	12,390
3.00%, 10/01/2049	23,297	21,003
3.00%, 11/01/2049	17,132	15,516
3.00%, 03/01/2050	905	809
3.00%, 07/01/2050	19,567	17,630
3.00%, 03/01/2052	106	94
3.00%, 03/01/2052	221	195
3.00%, 03/01/2052	804	712
3.00%, 03/01/2052	35,110	31,121
3.00%, 04/01/2052	28	25
3.00%, 04/01/2052	223	198
3.00%, 04/01/2052	294	260
3.00%, 04/01/2052	491	435
3.00%, 04/01/2052	1,807	1,600
3.00%, 04/01/2052	1,960	1,742
3.00%, 04/01/2052	6,139	5,438
3.00%, 04/01/2052	58,129	51,559
3.00%, 05/01/2052	368	326
3.00%, 05/01/2052	783	693
3.00%, 05/01/2052	815	722
3.00%, 05/01/2052	844	748
3.00%, 05/01/2052	989	876
3.00%, 05/01/2052	345,713	306,389
3.00%, 06/01/2052	44	39
3.00%, 06/01/2052	342	304
3.00%, 06/01/2052	375	332
3.00%, 06/01/2052	425	376
3.00%, 06/01/2052	575	509
3.00%, 06/01/2052	584	518
3.00%, 06/01/2052	850	752
3.00%, 06/01/2052	963	853
3.00%, 06/01/2052	3,864	3,423
3.00%, 06/01/2052	57,302	50,728
3.00%, 06/01/2052	154,158	136,604
3.00%, 07/01/2052	1,026	909
3.00%, 07/01/2052	1,730	1,532
3.00%, 07/01/2052	1,785	1,582

The accompanying notes are an integral part of these financial statements.

186

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.75% – (continued)
3.00%, 07/01/2052	$38,375	$34,047
3.00%, 08/01/2052	13,513	11,973
3.50%, 01/01/2038	1,381	1,334
3.50%, 09/01/2042	52	50
3.50%, 12/01/2042	372	353
3.50%, 08/01/2043	36	34
3.50%, 01/01/2044	731	694
3.50%, 04/01/2045	7	7
3.50%, 01/01/2047	5,041	4,766
3.50%, 02/01/2047	328	310
3.50%, 11/01/2047	2,193	2,057
3.50%, 12/01/2047	1,359	1,281
3.50%, 01/01/2048	1,366	1,289
3.50%, 01/01/2048	2,672	2,517
3.50%, 06/01/2049	3,917	3,704
3.50%, 09/01/2049	1,641	1,545
3.50%, 01/01/2051	9,831	9,166
3.50%, 04/01/2052	94,803	87,860
3.50%, 05/01/2052	32,907	30,497
3.50%, 05/01/2052	108,631	100,675
3.50%, 06/01/2052	24,430	22,732
3.50%, 04/01/2053	22,209	20,583
4.00%, 02/01/2039	59	58
4.00%, 08/01/2042	726	707
4.00%, 02/01/2043	111	110
4.00%, 09/01/2046	401	385
4.00%, 04/01/2047	107	104
4.00%, 05/01/2047	14	13
4.00%, 06/01/2047	527	509
4.00%, 07/01/2047	480	464
4.00%, 08/01/2047	12	12
4.00%, 09/01/2047	84	81
4.00%, 01/01/2048	31	30
4.00%, 03/01/2048	69	66
4.00%, 04/01/2048	55	53
4.00%, 04/01/2048	149	144
4.00%, 06/01/2048	2,681	2,591
4.00%, 07/01/2048	109	105
4.00%, 07/01/2048	2,037	1,968
4.00%, 08/01/2048	8	7
4.00%, 08/01/2048	34	33
4.00%, 08/01/2048	129	125
4.00%, 09/01/2048	12	12
4.00%, 09/01/2048	47	46
4.00%, 09/01/2048	80	77
4.00%, 09/01/2048	8,115	7,877
4.00%, 11/01/2048	18	18
4.00%, 11/01/2048	148	143
4.00%, 12/01/2048	48	47
4.00%, 12/01/2048	105	101
4.00%, 01/01/2049	2,262	2,200
4.00%, 02/01/2049	1,829	1,774
4.00%, 03/01/2049	254	245
4.00%, 08/01/2049	64	61
4.00%, 10/01/2049	60	58
4.00%, 11/01/2049	256	248
4.00%, 12/01/2049	326	314
4.00%, 12/01/2049	404	390

The accompanying notes are an integral part of these financial statements.

187

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.75% – (continued)
4.00%, 03/01/2050	$3,504	$3,374
4.00%, 05/01/2050	486	467
4.00%, 08/01/2050	588	564
4.00%, 08/01/2050	45,691	43,885
4.00%, 11/01/2050	45	44
4.00%, 01/01/2051	159	152
4.00%, 03/01/2051	883	850
4.00%, 05/01/2052	2,998	2,857
4.00%, 06/01/2052	69,263	66,102
4.00%, 07/01/2052	18,509	17,635
4.00%, 08/01/2052	18,243	17,323
4.00%, 09/01/2052	18,368	17,500
4.00%, 10/01/2052	67,116	63,953
4.00%, 01/01/2053	17,831	16,994
4.00%, 01/01/2053	22,601	21,569
4.50%, 11/01/2035	83	84
4.50%, 05/01/2041	1,719	1,728
4.50%, 06/01/2045	115	115
4.50%, 06/01/2045	18,358	18,336
4.50%, 02/01/2046	608	607
4.50%, 05/01/2048	1,380	1,366
4.50%, 05/01/2048	3,243	3,214
4.50%, 08/01/2048	2,281	2,254
4.50%, 12/01/2048	973	964
4.50%, 07/01/2052	5,874	5,758
4.50%, 09/01/2052	5,089	4,989
4.50%, 10/01/2052	42,344	41,498
4.50%, 10/01/2052	47,390	46,481
4.50%, 11/01/2052	29,422	28,831
4.50%, 12/01/2052	28,928	28,349
4.50%, 02/01/2053	4,370	4,293
4.50%, 02/01/2053	9,056	8,873
4.50%, 03/01/2053	10,663	10,436
4.50%, 07/01/2053	19,775	19,362
4.50%, 08/01/2053	75,151	73,539
4.50%, 03/01/2054	12,855	12,583
4.50%, 11/01/2054	72,127	70,431
4.50%, 12/01/2054	8,358	8,161
4.50%, 12/01/2054	232,495	227,029
4.50%, 01/01/2055	27,147	26,743
4.50%, 01/01/2055	107,285	105,867
4.50%, 01/01/2055	199,996	195,293
4.50%, 01/01/2055	275,200	268,729
4.50%, 02/01/2055	56,256	54,933
4.50%, 03/01/2055	20,896	20,546
4.50%, 07/01/2055	12,287	12,106
4.50%, 07/01/2055	14,716	14,504
5.00%, 04/01/2053	27,929	27,963
5.00%, 08/01/2053	44,060	44,081
5.00%, 10/01/2053	661	661
5.00%, 11/01/2053	75,402	75,456
5.00%, 05/01/2054	767	765
5.00%, 06/01/2054	40,162	40,083
5.00%, 08/01/2054	133	132
5.09% (30-day Average SOFR + 2.18%, 2.18% Floor, 10.09% Cap), 06/01/2055 (2)	28,977	29,287
5.50%, 12/01/2039	97	101
5.50%, 06/01/2041	93	97
5.50%, 02/01/2042	376	392

The accompanying notes are an integral part of these financial statements.

188

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.75% – (continued)
5.50%, 10/01/2043	$176	$184
5.50%, 12/01/2052	312	317
5.50%, 12/01/2052	572	582
5.50%, 01/01/2053	88	90
5.50%, 01/01/2053	498	507
5.50%, 02/01/2053	895	911
5.50%, 02/01/2053	1,952	1,984
5.50%, 02/01/2053	2,522	2,567
5.50%, 02/01/2053	8,213	8,335
5.50%, 03/01/2053	228	231
5.50%, 03/01/2053	1,318	1,344
5.50%, 03/01/2053	2,325	2,366
5.50%, 04/01/2053	788	802
5.50%, 05/01/2053	3,477	3,540
5.50%, 05/01/2053	46,538	47,358
5.50%, 06/01/2053	189	192
5.50%, 06/01/2053	51,553	52,449
5.50%, 07/01/2053	1,143	1,162
5.50%, 07/01/2053	3,268	3,323
5.50%, 07/01/2053	36,388	37,012
5.50%, 09/01/2053	361	367
5.50%, 10/01/2053	10,920	11,103
5.50%, 11/01/2053	1,142	1,161
5.50%, 02/01/2054	1,787	1,819
5.50%, 02/01/2054	3,616	3,672
5.50%, 03/01/2054	1,073	1,089
6.00%, 09/01/2029	1,781	1,827
6.00%, 12/01/2052	60	62
6.00%, 12/01/2052	20,726	21,352
6.00%, 02/01/2053	48	49
6.00%, 03/01/2053	3,714	3,827
6.00%, 04/01/2053	6,578	6,785
6.00%, 06/01/2053	104	107
6.00%, 07/01/2053	2,677	2,751
6.00%, 08/01/2053	114	118
6.00%, 09/01/2053	97	100
6.00%, 09/01/2053	182	187
6.00%, 10/01/2053	18,830	19,376
6.00%, 12/01/2053	9,262	9,530
6.00%, 01/01/2054	44	45
6.00%, 02/01/2054	883	907
6.00%, 03/01/2054	1,200	1,232
6.00%, 04/01/2054	82	84
6.00%, 05/01/2054	78	80
6.00%, 05/01/2054	119	123
6.00%, 06/01/2054	38,670	39,718
6.00%, 07/01/2054	31,401	32,243
6.00%, 09/01/2054	30	30
6.00%, 09/01/2054	36	36
6.00%, 09/01/2054	799	821
6.00%, 10/01/2054	253	259
6.50%, 02/01/2053	14,473	15,291
6.50%, 04/01/2053	9,547	10,053
6.50%, 05/01/2053	4,993	5,233
6.50%, 09/01/2053	285	297
6.50%, 09/01/2053	7,973	8,293
6.50%, 10/01/2053	202	211
6.50%, 10/01/2053	720	749

The accompanying notes are an integral part of these financial statements.

189

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.75% – (continued)
6.50%, 10/01/2053	$2,736	$2,888
6.50%, 10/01/2053	2,881	2,996
6.50%, 10/01/2053	9,658	10,176
6.50%, 11/01/2053	24	25
6.50%, 11/01/2053	4,066	4,232
6.50%, 11/01/2053	4,423	4,648
6.50%, 11/01/2053	33,818	35,505
6.50%, 11/01/2053	36,805	38,274
6.50%, 12/01/2053	86	90
6.50%, 12/01/2053	111	116
6.50%, 12/01/2053	5,129	5,331
6.50%, 12/01/2053	5,711	5,932
6.50%, 01/01/2054	33,425	34,723
6.50%, 02/01/2054	127	132
6.50%, 03/01/2054	2,781	2,889
6.50%, 03/01/2054	4,815	5,060
6.50%, 06/01/2054	5,508	5,797
6.50%, 07/01/2054	5,312	5,587
6.50%, 07/01/2054	20,612	21,765
6.50%, 08/01/2054	993	1,037
6.50%, 08/01/2054	7,309	7,678
6.50%, 09/01/2054	590	615
6.50%, 09/01/2054	939	980
6.50%, 12/01/2054	469	490
6.50%, 02/01/2055	1,327	1,387
6.50%, 02/01/2055	12,473	13,097
6.50%, 03/01/2055	6,831	7,251
6.50%, 03/01/2055	7,627	8,112
6.50%, 04/01/2055	2,377	2,483
6.50%, 04/01/2055	38,561	40,661
6.50%, 04/01/2055	44,793	47,262
6.50%, 06/01/2055	1,692	1,766
6.50%, 06/01/2055	11,063	11,665
6.50%, 07/01/2055	10,853	11,530
6.50%, 07/01/2055	15,944	16,866
6.50%, 08/01/2055	1,937	2,060
6.50%, 08/01/2055	11,449	12,139
6.50%, 08/01/2055	19,508	20,527
6.50%, 09/01/2055	5,889	6,251
6.50%, 09/01/2055	8,950	9,490
6.50%, 09/01/2055	8,943	9,512
6.50%, 09/01/2055	11,051	11,740
6.50%, 09/01/2055	15,475	16,328
7.00%, 03/01/2045	272	286
7.00%, 03/01/2055	1,369	1,457
7.00%, 03/01/2055	1,675	1,763
7.00%, 04/01/2055	4,346	4,598
7.00%, 04/01/2055	12,076	12,696
7.00%, 05/01/2055	1,698	1,785
7.00%, 05/01/2055	2,269	2,389
Fannie Mae REMICS
2.00%, 04/25/2043, Series 2013-55, Class AK	10,623	9,236
3.00%, 03/25/2043, Series 2013-21, Class EZ	11,250	10,372
3.00%, 02/25/2048, Series 2018-7, Class CD	12,931	11,851
3.00%, 09/25/2049, Series 2019-52, Class PA	258	235
3.50%, 03/25/2042, Series 2012-20, Class ZT	1,572	1,503
3.50%, 09/25/2043, Series 2013-93, Class ZV	10,727	10,157
3.50%, 06/25/2047, Series 2018-38, Class PA	1,803	1,779

The accompanying notes are an integral part of these financial statements.

190

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.75% – (continued)
3.50%, 12/25/2047, Series 2017-100, Class ZJ	$2,083	$1,888
3.50%, 06/25/2048, Series 2018-44, Class PZ	11,556	10,803
3.50%, 12/25/2058, Series 2018-91, Class BE	6,800	6,189
4.00%, 05/25/2047, Series 2018-86, Class JA	376	375
4.49% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 01/25/2050, Series 2019-79, Class FA (2)	1,593	1,566
4.77% (30-day Average SOFR + 0.90%, 0.90% Floor, 8.00% Cap), 10/25/2054, Series 2024-90, Class EF (2)	42,234	42,423
4.77% (30-day Average SOFR + 0.90%, 0.90% Floor, 8.00% Cap), 10/25/2055, Series 2025-89, Class FP (2)	37,541	37,707
4.87% (30-day Average SOFR + 1.00%, 1.00% Floor, 7.50% Cap), 01/25/2055, Series 2024-105, Class FC (2)	10,072	10,105
4.87% (30-day Average SOFR + 1.00%, 1.00% Floor, 7.50% Cap), 08/25/2055, Series 2025-60, Class CF (2)	45,963	46,145
4.87% (30-day Average SOFR + 1.00%, 1.00% Floor, 7.50% Cap), 10/25/2055, Series 2025-81, Class FE (2)	3,287	3,301
5.11% (30-day Average SOFR + 0.90%, 0.90% Floor), 12/25/2050, Series 2024-10, Class AF (2)	2,253	2,250
5.40%, 11/25/2050, Series 2025-76, Class DT	15,674	15,558
Freddie Mac Gold Pool
3.00%, 02/01/2038	826	781
3.00%, 04/01/2046	46	42
3.00%, 06/01/2046	1,696	1,544
3.00%, 08/01/2046	2,114	1,922
3.00%, 09/01/2046	6,359	5,780
3.00%, 10/01/2046	2,066	1,877
3.00%, 11/01/2046	2,300	2,089
3.00%, 12/01/2046	1,576	1,432
3.00%, 01/01/2047	2,872	2,597
3.00%, 02/01/2047	2,872	2,607
3.00%, 03/01/2047	1,714	1,556
3.50%, 07/01/2043	124	118
3.50%, 10/01/2045	3,640	3,461
3.50%, 06/01/2046	1,464	1,385
3.50%, 08/01/2046	2,309	2,199
3.50%, 08/01/2046	6,684	6,323
3.50%, 11/01/2046	552	522
3.50%, 02/01/2047	276	260
3.50%, 04/01/2047	1,072	1,013
3.50%, 09/01/2047	3,670	3,447
3.50%, 10/01/2047	808	762
3.50%, 11/01/2047	550	517
3.50%, 11/01/2047	903	851
3.50%, 12/01/2047	12,026	11,390
3.50%, 01/01/2048	655	616
3.50%, 01/01/2048	8,311	7,856
3.50%, 02/01/2048	576	541
4.00%, 01/01/2045	617	601
4.00%, 12/01/2045	1,258	1,225
4.00%, 03/01/2048	2,940	2,850
4.00%, 07/01/2048	3,166	3,065
4.00%, 11/01/2048	12,400	12,023
4.50%, 05/01/2044	101	101
4.50%, 06/01/2045	264	265
4.50%, 02/01/2046	288	289
4.50%, 05/01/2046	299	300
4.50%, 06/01/2046	303	304
4.50%, 02/01/2047	236	237
4.50%, 12/01/2047	815	810
4.50%, 10/01/2048	1,864	1,852
5.00%, 07/01/2048	376	383
5.00%, 08/01/2048	179	182
5.00%, 09/01/2048	112	114
5.00%, 10/01/2048	524	532
5.00%, 11/01/2048	726	736

The accompanying notes are an integral part of these financial statements.

191

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.75% – (continued)
5.50%, 08/01/2041	$2,077	$2,167
8.00%, 04/01/2032	61	64
Freddie Mac Multifamily Structured Pass-Through Certificates
0.60%, 01/25/2031, Series KLU1, Class X1 (3)	114,867	1,332
0.90%, 04/25/2034, Series K-1512, Class X1 (3)	18,575	935
3.92%, 10/25/2046, Series Q010, Class APT3 (3)	147	146
6.63%, 12/25/2047, Series Q010, Class APT2 (3)	43	43
Freddie Mac Non Gold Pool
5.06% (30-day Average SOFR + 2.17%, 2.17% Floor, 10.06% Cap), 09/01/2053 (2)	27,197	27,519
Freddie Mac Pool
2.00%, 09/01/2040	7,561	6,626
2.00%, 10/01/2040	6,010	5,331
2.00%, 02/01/2051	31,825	25,955
2.00%, 04/01/2051	66,624	54,274
2.00%, 04/01/2052	31,347	25,414
2.00%, 05/01/2052	36,808	29,835
2.00%, 06/01/2052	28,854	23,388
2.50%, 01/01/2035	8,296	7,911
2.50%, 01/01/2052	30,644	26,082
2.50%, 02/01/2052	64,977	55,263
2.50%, 03/01/2052	91,527	78,536
2.50%, 04/01/2052	107,929	91,760
2.50%, 05/01/2052	25,416	21,771
2.50%, 05/01/2052	41,027	34,869
2.50%, 06/01/2052	19,567	16,636
3.00%, 09/01/2046	5,418	4,920
3.00%, 01/01/2050	20,473	18,530
3.00%, 02/01/2050	2,689	2,345
3.00%, 02/01/2050	5,756	5,203
3.00%, 07/01/2050	17,961	16,184
3.00%, 01/01/2052	41	37
3.00%, 02/01/2052	65	57
3.00%, 03/01/2052	751	665
3.00%, 03/01/2052	54,776	48,546
3.00%, 04/01/2052	40	35
3.00%, 04/01/2052	405	359
3.00%, 04/01/2052	782	693
3.00%, 04/01/2052	832	738
3.00%, 04/01/2052	25,627	22,709
3.00%, 04/01/2052	26,184	23,205
3.00%, 05/01/2052	27	24
3.00%, 05/01/2052	807	714
3.00%, 05/01/2052	1,247	1,104
3.00%, 05/01/2052	208,591	185,144
3.00%, 06/01/2052	29	26
3.00%, 06/01/2052	252	223
3.00%, 06/01/2052	891	789
3.00%, 06/01/2052	1,047	928
3.00%, 06/01/2052	1,094	970
3.00%, 06/01/2052	11,523	10,202
3.00%, 06/01/2052	352,921	312,731
3.00%, 07/01/2052	38	34
3.00%, 07/01/2052	830	736
3.00%, 07/01/2052	1,648	1,461
3.00%, 07/01/2052	3,080	2,728
3.00%, 07/01/2052	221,204	196,015
3.00%, 08/01/2052	5,509	4,882
3.00%, 01/01/2053	50,119	44,372

The accompanying notes are an integral part of these financial statements.

192

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.75% – (continued)
3.50%, 06/01/2042	$23	$22
3.50%, 06/01/2046	224	212
3.50%, 12/01/2047	117	110
3.50%, 01/01/2050	327	307
3.50%, 05/01/2052	178	165
3.50%, 06/01/2052	44,646	41,376
3.50%, 07/01/2052	157,183	145,672
3.50%, 11/01/2052	42,951	39,806
3.50%, 08/01/2053	22,866	21,191
4.00%, 08/01/2038	229	225
4.00%, 11/01/2042	231	228
4.00%, 05/01/2047	132	128
4.00%, 04/01/2048	144	139
4.00%, 07/01/2048	7	7
4.00%, 07/01/2048	175	169
4.00%, 07/01/2048	402	389
4.00%, 11/01/2048	216	209
4.00%, 12/01/2048	198	191
4.00%, 03/01/2050	57	55
4.00%, 03/01/2050	114	110
4.00%, 05/01/2050	30	28
4.00%, 05/01/2050	53	51
4.00%, 06/01/2050	64	62
4.00%, 06/01/2050	424	406
4.00%, 05/01/2051	153	146
4.00%, 09/01/2051	54	51
4.00%, 06/01/2052	48,321	46,116
4.00%, 07/01/2052	6,885	6,571
4.00%, 08/01/2052	30,371	28,985
4.00%, 09/01/2052	18,232	17,394
4.00%, 09/01/2052	28,792	27,477
4.00%, 10/01/2052	85,693	81,743
4.00%, 11/01/2052	33,022	31,500
4.00%, 01/01/2053	35,939	34,288
4.00%, 02/01/2053	11,315	10,782
4.50%, 07/01/2052	17,401	17,058
4.50%, 08/01/2052	72,642	71,249
4.50%, 09/01/2052	21,717	21,301
4.50%, 10/01/2052	27,999	27,442
4.50%, 11/01/2052	2,484	2,435
4.50%, 01/01/2053	33,000	32,333
4.50%, 07/01/2053	49,596	48,545
4.50%, 08/01/2053	11,638	11,388
4.50%, 10/01/2053	34,834	34,144
4.50%, 01/01/2054	10,433	10,212
4.50%, 11/01/2054	207,393	202,517
4.50%, 12/01/2054	48,509	47,786
4.50%, 01/01/2055	20,680	20,194
4.50%, 02/01/2055	12,427	12,246
4.50%, 02/01/2055	19,517	19,058
4.50%, 04/01/2055	143,034	139,671
4.50%, 05/01/2055	9,741	9,597
5.00%, 03/01/2042	113	118
5.00%, 03/01/2044	143	145
5.00%, 10/01/2052	43,821	43,886
5.00%, 04/01/2053	4,424	4,427
5.00%, 06/01/2053	33,083	33,115
5.00%, 08/01/2053	524	524

The accompanying notes are an integral part of these financial statements.

193

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.75% – (continued)
5.00%, 11/01/2053	$2,671	$2,675
5.00%, 12/01/2053	31,498	31,472
5.00%, 06/01/2054	2,183	2,177
5.50%, 08/01/2026 (14)	0	0
5.50%, 09/01/2052	454	462
5.50%, 01/01/2053	408	416
5.50%, 01/01/2053	14,113	14,367
5.50%, 02/01/2053	501	509
5.50%, 02/01/2053	1,004	1,021
5.50%, 03/01/2053	33	34
5.50%, 03/01/2053	4,203	4,278
5.50%, 04/01/2053	12,149	12,345
5.50%, 05/01/2053	835	850
5.50%, 06/01/2053	144,442	146,854
5.50%, 07/01/2053	728	741
5.50%, 07/01/2053	1,754	1,784
5.50%, 07/01/2053	9,581	9,754
5.50%, 07/01/2053	15,314	15,585
5.50%, 11/01/2053	123,391	125,148
5.50%, 12/01/2053	4,970	5,049
6.00%, 01/01/2053	6,920	7,134
6.00%, 03/01/2053	58	59
6.00%, 04/01/2053	3,362	3,467
6.00%, 06/01/2053	249	257
6.00%, 08/01/2053	3,500	3,600
6.00%, 09/01/2053	26	27
6.00%, 10/01/2053	29,036	29,877
6.00%, 12/01/2053	77	79
6.00%, 02/01/2054	2,757	2,833
6.00%, 03/01/2054	74,876	76,941
6.00%, 06/01/2054	29	30
6.00%, 06/01/2054	27,775	28,520
6.00%, 07/01/2054	202	208
6.00%, 07/01/2054	41,097	42,223
6.00%, 08/01/2054	2,636	2,707
6.50%, 09/01/2053	702	738
6.50%, 10/01/2053	1,062	1,104
6.50%, 11/01/2053	50	52
6.50%, 11/01/2053	300	312
6.50%, 11/01/2053	5,971	6,275
6.50%, 11/01/2053	16,629	17,472
6.50%, 12/01/2053	208	217
6.50%, 12/01/2053	11,081	11,520
6.50%, 12/01/2053	14,378	14,936
6.50%, 01/01/2054	6,428	6,758
6.50%, 02/01/2054	2,673	2,777
6.50%, 02/01/2054	7,226	7,593
6.50%, 03/01/2054	1,059	1,100
6.50%, 03/01/2054	1,660	1,725
6.50%, 03/01/2054	14,618	15,392
6.50%, 04/01/2054	1,317	1,386
6.50%, 07/01/2054	7,261	7,644
6.50%, 08/01/2054	12,084	12,671
6.50%, 10/01/2054	10,029	10,544
6.50%, 11/01/2054	571	595
6.50%, 11/01/2054	6,951	7,314
6.50%, 12/01/2054	387	406
6.50%, 12/01/2054	580	608

The accompanying notes are an integral part of these financial statements.

194

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.75% – (continued)
6.50%, 12/01/2054	$936	$978
6.50%, 01/01/2055	28,530	30,150
6.50%, 02/01/2055	711	743
6.50%, 06/01/2055	10,923	11,572
6.50%, 08/01/2055	646	687
6.50%, 08/01/2055	1,459	1,552
6.50%, 08/01/2055	16,730	17,662
6.50%, 08/01/2055	19,281	20,334
6.50%, 09/01/2055	6,337	6,732
6.50%, 09/01/2055	6,569	6,986
6.50%, 09/01/2055	6,879	7,302
7.00%, 02/01/2055	805	849
7.00%, 02/01/2055	835	880
7.00%, 02/01/2055	1,349	1,435
7.00%, 02/01/2055	1,587	1,671
7.00%, 02/01/2055	1,782	1,875
7.00%, 02/01/2055	1,890	2,011
7.00%, 02/01/2055	2,093	2,221
7.00%, 03/01/2055	80	84
7.00%, 03/01/2055	465	490
7.00%, 03/01/2055	779	830
7.00%, 03/01/2055	973	1,036
7.00%, 03/01/2055	1,068	1,127
7.00%, 03/01/2055	1,100	1,162
7.00%, 03/01/2055	1,310	1,389
7.00%, 03/01/2055	1,326	1,399
7.00%, 03/01/2055	2,387	2,522
7.00%, 04/01/2055	15,306	16,144
7.00%, 05/01/2055	12,148	12,831
Freddie Mac REMICS
3.00%, 02/15/2047, Series 4655, Class CZ	10,050	8,914
3.00%, 01/15/2049, Series 4896, Class DA	491	438
3.00%, 04/15/2049, Series 4879, Class BC	1,754	1,593
3.50%, 05/15/2042, Series 4047, Class CX	24,215	23,005
3.50%, 07/15/2044, Series 4366, Class BZ	23,950	22,560
3.50%, 12/15/2047, Series 4748, Class WZ	6,695	6,234
4.00%, 01/15/2048, Series 4750, Class Z	11,454	10,744
4.77% (30-day Average SOFR + 0.90%, 0.90% Floor, 8.00% Cap), 09/25/2055, Series 5572, Class FA (2)	183,996	184,218
4.77% (30-day Average SOFR + 0.90%, 0.90% Floor, 8.00% Cap), 10/25/2055, Series 5592, Class FE (2)	44,882	45,063
4.82% (30-day Average SOFR + 0.95%, 0.95% Floor, 7.50% Cap), 01/25/2055, Series 5492, Class FM (2)	13,227	13,260
5.17% (30-day Average SOFR + 1.30%, 1.30% Floor, 6.50% Cap), 11/25/2054, Series 5473, Class BF (2)	8,164	8,210
Freddie Mac STACR REMIC Trust 2021-DNA6
5.37% (30-day Average SOFR + 1.50%), 10/25/2041, Series 2021-DNA6, Class M2 (1)(2)	14,680	14,722
Freddie Mac STACR REMIC Trust 2022-DNA7
8.87% (30-day Average SOFR + 5.00%), 03/25/2052, Series 2022-DNA7, Class M1B (1)(2)	9,000	9,588
Freddie Mac STACR REMIC Trust 2023-DNA2
5.97% (30-day Average SOFR + 2.10%), 04/25/2043, Series 2023-DNA2, Class M1A (1)(2)	2,229	2,260
Freddie Mac Strips
3.00%, 09/15/2044, Series 337, Class 300	28,694	26,361
Freddie Mac Whole Loan Securities Trust
3.65%, 12/25/2046, Series 2017-SC01, Class M1 (1)(3)	349	345
GCAT 2019-RPL1 Trust
2.65%, 10/25/2068, Series 2019-RPL1, Class A1 (1)(3)	837	818
GCAT 2025-INV2 Trust
6.00%, 05/25/2055, Series 2025-INV2, Class A1 (1)(3)	19,214	19,568
GFH 2025-IND Mortgage Trust
5.15%, 06/15/2033, Series 2025-IND, Class A (1)	15,565	15,718

The accompanying notes are an integral part of these financial statements.

195

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.75% – (continued)
Ginnie Mae
1.05%, 01/16/2061, Series 2021-17, Class IO (3)	$11,904	$940
1.25%, 01/16/2061, Series 2021-31, Class B	9,204	6,713
1.29%, 03/16/2063, Series 2021-36, Class IO (3)	56,456	4,646
1.40%, 06/16/2063, Series 2021-21, Class AH	8,474	6,496
1.50%, 06/16/2063, Series 2021-2, Class AH	12,431	9,238
2.50%, 01/01/2056 (13)	185,225	159,742
3.00%, 11/16/2044, Series 2015-8, Class LZ	1,701	1,557
3.00%, 07/20/2049, Series 2019-90, Class HE	124	111
3.00%, 09/20/2049, Series 2019-119, Class JE	898	807
3.00%, 01/01/2056 (13)	9,000	8,086
3.50%, 08/20/2048, Series 2018-115, Class DE	1,694	1,574
3.50%, 09/20/2048, Series 2018-124, Class NW	1,306	1,223
3.50%, 01/01/2056 (13)	145,600	132,479
3.50%, 02/01/2056 (13)	1,200	1,092
4.00%, 01/01/2056 (13)	72,100	68,098
4.00%, 02/01/2056 (13)	4,200	3,966
4.50%, 01/01/2056 (13)	75,625	73,652
4.61% (1 Month Term SOFR + 0.61%, 0.50% Floor), 06/20/2069, Series 2020-H04, Class FP (2)	422	422
4.62% (30-day Average SOFR + 0.70%, 0.70% Floor, 10.50% Cap), 02/20/2074, Series 2024-H04, Class FA (2)	1,002	1,001
4.63% (1 Month Term SOFR + 0.63%, 0.52% Floor, 11.00% Cap), 10/20/2065, Series 2015-H26, Class FA (2)	790	790
4.77% (1 Month Term SOFR + 0.77%, 0.66% Floor, 7.50% Cap), 12/20/2065, Series 2015-H33, Class FA (2)	268	268
4.84% (30-day Average SOFR + 0.85%, 0.85% Floor, 7.00% Cap), 04/20/2054, Series 2025-205, Class FH (2)	8,300	8,284
5.00%, 01/01/2056 (13)	191,700	191,247
5.50%, 01/01/2056 (13)	186,725	188,536
5.50%, 02/01/2056 (13)	58,000	58,517
6.00%, 01/01/2056 (13)	409,300	417,085
6.00%, 02/01/2056 (13)	79,000	80,447
6.50%, 01/01/2056 (13)	12,300	12,714
6.50%, 02/01/2056 (13)	61,600	63,604
Ginnie Mae I Pool
4.50%, 05/15/2041	174	171
5.00%, 09/15/2041	84	88
5.00%, 07/15/2044	51	52
7.50%, 08/15/2033	25	26
Ginnie Mae II Pool
2.50%, 12/20/2051	6,391	5,515
3.00%, 05/20/2046	2,273	2,074
3.00%, 10/20/2046	575	523
3.00%, 12/20/2046	1,415	1,289
3.00%, 03/20/2047	380	346
3.00%, 09/20/2047	3,736	3,398
3.00%, 11/20/2047	1,303	1,186
3.00%, 01/20/2048	1,681	1,527
3.00%, 10/20/2049	2,174	1,922
3.00%, 01/20/2052	684	616
3.00%, 03/20/2052	2,560	2,303
3.00%, 04/20/2052	7,726	6,951
3.50%, 03/20/2046	455	424
3.50%, 04/20/2046	168	157
3.50%, 06/20/2046	647	602
3.50%, 12/20/2046	1,214	1,127
3.50%, 01/20/2047	1,473	1,368
3.50%, 04/20/2047	650	604
3.50%, 05/20/2047	85	79
3.50%, 06/20/2047	5,087	4,743
3.50%, 08/20/2047	1,318	1,229

The accompanying notes are an integral part of these financial statements.

196

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 46.75% – (continued)
3.50%, 09/20/2047		$3,331	$3,082
3.50%, 10/20/2047		264	245
3.50%, 11/20/2047		4,548	4,235
3.50%, 01/20/2048		2,076	1,926
3.50%, 06/20/2049		178	161
3.50%, 07/20/2049		1,043	938
3.50%, 11/20/2052		526	483
4.00%, 09/20/2047		984	948
4.00%, 11/20/2047		684	659
4.00%, 12/20/2047		666	641
4.00%, 01/20/2048		899	864
4.00%, 08/20/2048		988	949
4.00%, 09/20/2048		750	721
4.00%, 10/20/2048		292	281
4.00%, 10/20/2052		104,315	99,231
4.50%, 05/20/2047		1,490	1,481
4.50%, 06/20/2047		2,058	2,048
4.50%, 08/20/2048		2,400	2,381
4.50%, 09/20/2048		264	262
4.50%, 10/20/2052		46,361	45,493
4.50%, 10/20/2054		57,097	55,674
4.50%, 11/20/2054		35,183	34,307
5.00%, 12/20/2044		97	100
5.00%, 06/20/2047		1,001	1,023
5.00%, 09/20/2047		571	584
5.00%, 10/20/2048		760	773
5.50%, 02/20/2054		51,504	52,102
6.00%, 02/20/2055		554	562
Grifonas Finance No 1 Plc
2.34% (6 Month €STR + 0.28%), 08/28/2039, Series 1, Class A (2)	EUR	1,494	1,727
GS Mortgage Securities Corp. Trust 2012-BWTR
2.95%, 11/05/2034, Series 2012-BWTR, Class A (1)		$3,925	3,447
GS Mortgage Securities Corp. Trust 2012-TMSQ
3.72%, 04/10/2031, Series 2013-G1, Class B (1)(3)		1,357	1,346
GS Mortgage Securities Corp. Trust 2013-PEMB
3.55%, 03/05/2033, Series 2013-PEMB, Class D (1)(3)		5,150	180
3.55%, 03/05/2033, Series 2013-PEMB, Class A (1)(3)		4,610	3,296
GS Mortgage-Backed Securities Corp. Trust 2021-NQM1
1.02%, 07/25/2061, Series 2021-NQM1, Class A1 (1)(3)		9,423	8,586
GS Mortgage-Backed Securities Trust 2024-RPL5
0.00%, 07/25/2064, Series 2024-RPL5, Class SA (1)		31	31
3.16%, 07/25/2064, Series 2024-RPL5, Class PT (1)(3)		107,382	92,638
GS Mortgage-Backed Securities Trust 2024-RPL6
0.00%, 01/25/2064, Series 2024-RPL6, Class SA (1)		50	49
3.01%, 01/25/2064, Series 2024-RPL6, Class PT (1)(3)		102,383	86,524
GS Mortgage-Backed Securities Trust 2024-RPL7
0.00%, 07/25/2064, Series 2024-RPL7, Class SA (1)		130	128
3.70%, 07/25/2064, Series 2024-RPL7, Class PT (1)(3)		104,267	93,813
HarborView Mortgage Loan Trust 2005-9
4.75% (1 Month Term SOFR + 1.01%, 0.90% Floor, 11.00% Cap), 06/20/2035, Series 2005-9, Class 2A1C (2)		3,548	3,334
HarborView Mortgage Loan Trust 2006-10
4.05% (1 Month Term SOFR + 0.51%, 0.40% Floor), 11/19/2036, Series 2006-10, Class 1A1A (2)		6,129	4,951
HarborView Mortgage Loan Trust 2006-12
4.26% (1 Month Term SOFR + 0.52%, 0.41% Floor), 12/19/2036, Series 2006-12, Class 1A1A (2)		22,381	18,221
HarborView Mortgage Loan Trust 2006-7
4.25% (1 Month Term SOFR + 0.51%, 0.40% Floor), 09/19/2046, Series 2006-7, Class 2A1A (2)		1,739	1,556

The accompanying notes are an integral part of these financial statements.

197

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.75% – (continued)
HarborView Mortgage Loan Trust 2007-6
4.05% (1 Month Term SOFR + 0.31%, 10.50% Cap), 08/19/2037, Series 2007-6, Class 1A1A (2)	$4,923	$4,273
Hilton USA Trust
5.49% (1 Month Term SOFR + 1.74%, 1.74% Floor), 07/15/2042, Series 2025-NVIL, Class A (1)(2)	12,300	12,331
Homes 2024-Nqm2 Trust
5.72%, 10/25/2069, Series 2024-NQM2, Class A1 (1)(4)	24,703	24,914
Homes 2025-NQM1 Trust
5.55%, 01/25/2070, Series 2025-NQM1, Class A1 (1)(4)	30,217	30,460
HSI Asset Securitization Corp. Trust 2005-NC1
4.81% (1 Month Term SOFR + 1.07%, 0.96% Floor), 07/25/2035, Series 2005-NC1, Class M3 (2)	4,382	4,185
Hudson Yards 2025-SPRL Mortgage Trust
5.76%, 01/13/2040, Series 2025-SPRL, Class B (1)(3)	10,439	10,801
Hudsons Bay Simon JV Trust 2015-HBS
4.15%, 08/05/2034, Series 2015-HB10, Class A10 (1)	3,540	3,537
IndyMac INDX Mortgage Loan Trust 2006-AR19
4.03%, 08/25/2036, Series 2006-AR19, Class 5A2 (3)	11,990	8,542
IndyMac INDX Mortgage Loan Trust 2007-AR15
4.23%, 08/25/2037, Series 2007-AR15, Class 1A1 (3)	2,803	1,931
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
3.57%, 12/15/2047, Series 2012-LC9, Class D (1)(3)	215	204
3.57%, 12/15/2047, Series 2012-LC9, Class C (1)(3)	2,057	1,997
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
5.35%, 07/05/2033, Series 2018-WPT, Class DFX (1)	10,060	4,830
JP Morgan Chase Commercial Mortgage Securities Trust 2019-OSB
3.40%, 06/05/2039, Series 2019-OSB, Class A (1)	8,013	7,585
JP Morgan Chase Commercial Mortgage Securities Trust 2021-1440
5.17% (1 Month Term SOFR + 1.41%, 1.30% Floor), 03/15/2036, Series 2021-1440, Class A (1)(2)	5,000	4,530
JP Morgan Chase Commercial Mortgage Securities Trust 2021-MHC
5.42% (1 Month Term SOFR + 1.66%, 1.30% Floor), 04/15/2038, Series 2021-MHC, Class C (1)(2)	1,000	1,000
5.82% (1 Month Term SOFR + 2.06%, 1.70% Floor), 04/15/2038, Series 2021-MHC, Class D (1)(2)	2,800	2,800
JP Morgan Chase Commercial Mortgage Securities Trust 2023-CCDC
7.24%, 10/05/2040, Series 2023-CCDC, Class A (1)	5,800	6,108
JP Morgan Chase Commercial Mortgage Securities Trust 2025-BMS
5.35% (1 Month Term SOFR + 1.60%, 1.60% Floor), 01/15/2042, Series 2025-BMS, Class A (1)(2)	5,700	5,698
5.75% (1 Month Term SOFR + 2.00%, 2.00% Floor), 01/15/2042, Series 2025-BMS, Class B (1)(2)	3,500	3,487
JP Morgan Mortgage Trust 2024-10
5.12% (30-day Average SOFR + 1.25%, 7.50% Cap), 03/25/2055, Series 2024-10, Class A11 (1)(2)	9,899	9,877
JP Morgan Mortgage Trust 2024-9
5.22% (30-day Average SOFR + 1.35%, 7.50% Cap), 02/25/2055, Series 2024-9, Class A11 (1)(2)	6,864	6,876
JP Morgan Mortgage Trust 2025-LTV3
7.46%, 04/25/2056, Series 2025-LTV3, Class PT (1)	16,500	16,853
JP Morgan Mortgage Trust Series 2024-CES2
0.00%, 02/25/2055, Series 2024-CES2, Class PT (1)(3)	83,509	90,724
JP Morgan Mortgage Trust Series 2025-NQM2
5.92%, 09/25/2065, Series 2025-NQM2, Class A3 (1)(4)	8,143	8,209
JP Morgan Seasoned Mortgage Trust 2010-1
0.00%, 03/25/2050, Series 2010-1, Class B (1)(3)	3,535	3,102
Legacy Mortgage Asset Trust 2021-GS2
5.75%, 04/25/2061, Series 2021-GS2, Class A1 (1)(4)	3,126	3,127
Legacy Mortgage Asset Trust 2021-GS3
5.75%, 07/25/2061, Series 2021-GS3, Class A1 (1)(4)	6,705	6,706
Legacy Mortgage Asset Trust 2021-GS4
5.65%, 11/25/2060, Series 2021-GS4, Class A1 (1)(4)	7,397	7,403
Legacy Mortgage Asset Trust 2021-GS5
6.25%, 07/25/2067, Series 2021-GS5, Class A1 (1)(4)	5,156	5,160
Lehman XS Trust Series 2005-5N
4.21% (1 Month Term SOFR + 0.47%, 0.36% Floor), 11/25/2035, Series 2005-5N, Class 3A2 (2)	9,084	8,516

The accompanying notes are an integral part of these financial statements.

198

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 46.75% – (continued)
LEX 2024-BBG Mortgage Trust
4.87%, 10/13/2033, Series 2024-BBG, Class A (1)(3)		$3,200	$3,219
Ludgate Funding Plc
4.46% (Sterling Overnight Index Average + 0.72%), 01/01/2061, Series 2008-W1X, Class A1 (2)	GBP	221	295
Lugo Funding DAC
3.03% (3 Month €STR + 1.00%), 05/26/2066, Series 2024-1A, Class A (1)(2)	EUR	11,963	13,993
MAD Commercial Mortgage Trust 2025-11MD
5.63%, 10/15/2042, Series 2025-11MD, Class C (1)(3)		$8,000	8,069
Mansard Mortgages 2007-1 Plc
4.24% (Sterling Overnight Index Average + 0.30%), 04/15/2047, Series 2007-1X, Class A2 (2)	GBP	2,028	2,717
4.36% (Sterling Overnight Index Average + 0.42%), 04/15/2049, Series 2007-1X, Class M1 (2)		3,222	4,189
Merrill Lynch Alternative Note Asset Trust Series 2007-A3
4.27% (1 Month Term SOFR + 0.53%, 0.42% Floor), 04/25/2037, Series 2007-A3, Class A1 (2)		$26,445	4,440
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
3.49%, 04/25/2029, Series 2004-HB1, Class A3 (3)		138	117
Metlife Securitization Trust 2018-1
3.75%, 03/25/2057, Series 2018-1A, Class A (1)(3)		3,086	3,021
MFA 2021-RPL1 Trust
2.85%, 07/25/2060, Series 2021-RPL1, Class M2 (1)(3)		1,200	1,008
MFA 2022-NQM3 Trust
5.57%, 09/25/2067, Series 2022-NQM3, Class A1 (1)(4)		11,349	11,312
MFA 2022-RPL1 Trust
3.30%, 08/25/2061, Series 2022-RPL1, Class A1 (1)(3)		20,518	19,362
Mill City Mortgage Loan Trust 2018-1
3.25%, 05/25/2062, Series 2018-1, Class A1 (1)(3)		66	66
Mill City Mortgage Loan Trust 2018-2
3.75%, 05/25/2058, Series 2018-2, Class M1 (1)(3)		409	404
Mill City Mortgage Loan Trust 2018-3
3.50%, 08/25/2058, Series 2018-3, Class A1 (1)(3)		365	361
Mill City Mortgage Loan Trust 2019-1
3.50%, 10/25/2069, Series 2019-1, Class M1 (1)(3)		1,188	1,136
Mill City Mortgage Loan Trust 2019-GS1
2.75%, 07/25/2059, Series 2019-GS1, Class A1 (1)(3)		941	925
3.25%, 07/25/2059, Series 2019-GS1, Class M2 (1)(3)		1,115	1,024
Mill City Mortgage Loan Trust 2019-GS2
2.75%, 08/25/2059, Series 2019-GS2, Class A1 (1)(3)		2,989	2,917
Mill City Mortgage Loan Trust 2021-NMR1
2.50%, 11/25/2060, Series 2021-NMR1, Class M2 (1)(3)		1,000	887
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11
4.08%, 08/15/2046, Series 2013-C11, Class B (3)		1,563	945
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12
4.70%, 10/15/2046, Series 2013-C12, Class C (3)		175	166
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049, Series 2016-C30, Class A5		1,087	1,076
Morgan Stanley Capital I Trust 2018-H4
4.31%, 12/15/2051, Series 2018-H4, Class A4		1,361	1,352
Morgan Stanley Capital I Trust 2021-230P
5.66% (1 Month Term SOFR + 1.91%, 1.80% Floor), 12/15/2038, Series 2021-230P, Class C (1)(2)		9,974	9,127
MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036, Series 2019-PARK, Class D (1)		3,000	2,220
MSBAM Commercial Mortgage Securities Trust 2012-CKSV
3.28%, 10/15/2030, Series 2012-CKSV, Class A2 (1)		1,072	1,029
MTN Commercial Mortgage Trust 2022-LPFL
5.16% (1 Month Term SOFR + 1.40%, 1.40% Floor), 03/15/2039, Series 2022-LPFL, Class A (1)(2)		14,320	14,311
New Residential Mortgage Loan Trust 2019-RPL3
2.75%, 07/25/2059, Series 2019-RPL3, Class A1 (1)(3)		10,410	10,092
New Residential Mortgage Loan Trust 2020-NQM
3.89%, 05/24/2060, Series 2020-NQM2, Class M1 (1)(3)		8,812	8,036

The accompanying notes are an integral part of these financial statements.

199

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 46.75% – (continued)
New Residential Mortgage Loan Trust 2023-NQM1
6.86%, 10/25/2063, Series 2023-NQM1, Class A1A (1)(4)		$25,174	$25,454
New Residential Mortgage Loan Trust 2024-NQM2
5.12%, 09/25/2064, Series 2024-NQM2, Class A1 (1)(3)		20,079	20,133
New Residential Mortgage Loan Trust 2024-NQM3
5.47%, 11/25/2064, Series 2024-NQM3, Class A1 (1)(4)		25,875	26,218
New Residential Mortgage Loan Trust 2024-RPL1
3.80%, 01/25/2064, Series 2024-RPL1, Class A (1)(3)		13,321	12,707
New Residential Mortgage Loan Trust 2024-RTL1
6.66%, 03/25/2039, Series 2024-RTL1, Class A1 (1)(4)		8,965	9,007
Newgate Funding Plc
4.03% (Sterling Overnight Index Average + 0.29%), 12/01/2050, Series 2006-2, Class A3A (2)	GBP	2,514	3,381
NLT 2021-INV3 Trust
0.00%, 11/25/2056, Series 2021-INV3, Class PT (1)(3)		$15,377	14,651
NLT 2023-1 Trust
3.20%, 10/25/2062, Series 2023-1, Class A1 (1)(3)		7,099	6,541
NYC Commercial Mortgage Trust 2025-1155
5.83%, 06/10/2042, Series 2025-1155, Class A (1)		12,089	12,377
NYMT Loan Trust 2022-CP1
3.21%, 07/25/2061, Series 2022-CP1, Class M1 (1)		700	612
NYMT Loan Trust 2024-INV1
5.38%, 06/25/2069, Series 2024-INV1, Class A1 (1)(3)		3,792	3,815
NYMT Loan Trust Series 2024-BPL2
6.51%, 05/25/2039, Series 2024-BPL2, Class A1 (1)(4)		8,405	8,481
NYMT Loan Trust Series 2024-BPL3
5.27%, 09/25/2039, Series 2024-BPL3, Class A1 (1)(4)		4,895	4,906
NYO Commercial Mortgage Trust 2021-1290
4.96% (1 Month Term SOFR + 1.21%, 1.10% Floor), 11/15/2038, Series 2021-1290, Class A (1)(2)		10,900	10,881
OBX 2018-EXP1 Trust
4.00%, 04/25/2048, Series 2018-EXP1, Class 1A3 (1)(3)		105	100
OBX 2019-EXP2 Trust
4.00%, 06/25/2059, Series 2019-EXP2, Class 1A3 (1)(3)		157	149
OBX 2019-EXP3 Trust
3.50%, 10/25/2059, Series 2019-EXP3, Class 1A8 (1)(3)		101	95
OBX 2020-EXP1 Trust
4.60% (1 Month Term SOFR + 0.86%), 02/25/2060, Series 2020-EXP1, Class 2A1 (1)(2)		116	114
OBX 2021-NQM3 Trust
1.05%, 07/25/2061, Series 2021-NQM3, Class A1 (1)(3)		3,027	2,491
OBX 2022-NQM2 Trust
2.99%, 01/25/2062, Series 2022-NQM2, Class A1 (1)(3)		32,596	31,357
OBX 2022-NQM7 Trust
5.11%, 08/25/2062, Series 2022-NQM7, Class A1 (1)(4)		3,023	3,021
OBX 2023-NQM3 Trust
5.95%, 02/25/2063, Series 2023-NQM3, Class A1 (1)(4)		15,870	15,867
OBX 2023-NQM5 Trust
6.57%, 06/25/2063, Series 2023-NQM5, Class A1A (1)(4)		6,485	6,518
OBX 2023-NQM8 Trust
7.05%, 09/25/2063, Series 2023-NQM8, Class A1 (1)(4)		4,954	5,003
ONE 2021-PARK Mortgage Trust
4.96% (1 Month Term SOFR + 1.21%, 1.10% Floor), 03/15/2036, Series 2021-PARK, Class C (1)(2)		2,175	2,167
One Bryant Park Trust 2019-OBP
2.52%, 09/15/2054, Series 2019-OBP, Class A (1)		7,000	6,498
One Market Plaza Trust 2017-1MKT
3.61%, 02/10/2032, Series 2017-1MKT, Class A (1)		7,017	6,702
One New York Plaza Trust 2020-1NYP
4.82% (1 Month Term SOFR + 1.06%, 0.95% Floor), 01/15/2036, Series 2020-1NYP, Class A (1)(2)		19,192	18,825
PGA Trust 2024-RSR2
5.64% (1 Month Term SOFR + 1.89%, 1.89% Floor), 06/15/2039, Series 2024-RSR2, Class A (1)(2)		21,248	21,255

The accompanying notes are an integral part of these financial statements.

200

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.75% – (continued)
PMT Loan Trust 2024-INV1
5.50%, 10/25/2059, Series 2024-INV1, Class A3 (1)(3)	$4,715	$4,754
PRET 2025-RPL5 Trust
4.15%, 01/25/2070, Series 2025-RPL5, Class A1 (1)(4)	16,654	16,380
PRKCM 2022-AFC1 Trust
4.10%, 04/25/2057, Series 2022-AFC1, Class A1A (1)(3)	49,554	49,471
PRKCM 2024-AFC1 Trust
6.33%, 03/25/2059, Series 2024-AFC1, Class A1 (1)(4)	3,357	3,389
PRPM 2022-NQM1 Trust
5.50%, 08/25/2067, Series 2022-NQM1, Class A1 (1)(4)	13,484	13,441
PRPM 2023-RCF1 LLC
4.00%, 06/25/2053, Series 2023-RCF1, Class A1 (1)(4)	4,529	4,494
PRPM 2023-RCF2 LLC
4.00%, 11/25/2053, Series 2023-RCF2, Class A1 (1)(4)	552	547
PRPM 2024-7 LLC
5.87%, 11/25/2029, Series 2024-7, Class A1 (1)(4)	3,750	3,752
PRPM 2024-NQM1 Trust
6.27%, 12/25/2068, Series 2024-NQM1, Class A1 (1)(4)	1,474	1,491
PRPM 2024-NQM2 Trust
6.33%, 06/25/2069, Series 2024-NQM2, Class A1 (1)(4)	1,506	1,525
PRPM 2024-NQM3
5.23%, 08/25/2069, Series 2024-NQM3, Class A1 (1)(4)	4,660	4,661
PRPM 2024-RCF1 LLC
4.00%, 01/25/2054, Series 2024-RCF1, Class A1 (1)(4)	1,206	1,192
PRPM 2024-RCF2 LLC
3.75%, 03/25/2054, Series 2024-RCF2, Class A1 (1)(4)	4,394	4,329
PRPM 2024-RCF6 LLC
4.00%, 10/25/2064, Series 2024-RCF6, Class A1 (1)(4)	1,721	1,697
PRPM 2025-2 LLC
6.47%, 05/25/2030, Series 2025-2, Class A1 (1)(4)	2,647	2,652
PRPM 2025-7 LLC
5.50%, 08/25/2030, Series 2025-7, Class A1 (1)(4)	11,508	11,537
PRPM 2025-8 LLC
5.39%, 10/25/2030, Series 2025-8, Class A1 (1)(4)	12,310	12,328
PRPM 2025-RCF1 LLC
4.50%, 02/25/2055, Series 2025-RCF1, Class A1 (1)(4)	3,853	3,836
PRPM 2025-RCF4 LLC
4.50%, 08/25/2055, Series 2025-RCF4, Class A1 (1)(4)	3,409	3,383
PRPM 2025-RCF5 LLC
4.84%, 10/25/2055, Series 2025-RCF5, Class A1 (1)(4)	4,274	4,277
PRPM 2025-RPL3 LLC
3.25%, 04/25/2055, Series 2025-RPL3, Class A1 (1)(4)	25,652	24,834
PRPM 2025-RPL4 LLC
3.00%, 05/25/2055, Series 2025-RPL4, Class A1 (1)(4)	28,554	27,152
RALI Series 2006-QS9 Trust
6.00%, 07/25/2036, Series 2006-QS9, Class 1A3	1,806	1,457
RALI Series 2007-QH8 Trust
5.01%, 10/25/2037, Series 2007-QH8, Class A (3)	649	515
RALI Series 2007-QS2 Trust
6.25%, 01/25/2037, Series 2007-QS2, Class A4	10,302	8,696
RCO X Mortgage LLC 2025-1
5.88%, 01/25/2030, Series 2025-1, Class A1 (1)(4)	13,596	13,625
Roc Mortgage Trust 2024-RTL1
5.59%, 10/25/2039, Series 2024-RTL1, Class A1 (1)(4)	11,670	11,784
ROCK Trust 2024-CNTR
5.93%, 11/13/2041, Series 2024-CNTR, Class B (1)	5,309	5,486
6.47%, 11/13/2041, Series 2024-CNTR, Class C (1)	3,174	3,300

The accompanying notes are an integral part of these financial statements.

201

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 46.75% – (continued)
SCOTT Trust 2023-SFS
5.91%, 03/10/2040, Series 2023-SFS, Class A (1)		$9,025	$9,261
Sequoia Mortgage Trust 2004-9
4.98% (6 Month Term SOFR + 1.15%, 0.72% Floor, 11.50% Cap), 10/20/2034, Series 2004-9, Class A2 (2)		549	495
Sequoia Mortgage Trust 2017-CH1
4.00%, 08/25/2047, Series 2017-CH1, Class A1 (1)(3)		53	51
Sequoia Mortgage Trust 2017-CH2
4.00%, 12/25/2047, Series 2017-CH2, Class A1 (1)(3)		93	87
4.00%, 12/25/2047, Series 2017-CH2, Class A19 (1)(3)		96	90
Sequoia Mortgage Trust 2018-CH1
3.50%, 03/25/2048, Series 2018-CH1, Class A2 (1)(3)		29	27
Sequoia Mortgage Trust 2018-CH2
4.00%, 06/25/2048, Series 2018-CH2, Class A21 (1)(3)		93	86
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048, Series 2018-CH3, Class A2 (1)(3)		10	10
4.50%, 08/25/2048, Series 2018-CH3, Class A19 (1)(3)		13	13
4.50%, 08/25/2048, Series 2018-CH3, Class A13 (1)(3)		25	25
Sequoia Mortgage Trust 2025-2
5.50%, 03/25/2055, Series 2025-2, Class A5 (1)(3)		16,342	16,438
Sequoia Mortgage Trust 2025-4
5.50%, 04/25/2055, Series 2025-4, Class A5 (1)(3)		3,632	3,651
Sequoia Mortgage Trust 2025-6
5.50%, 07/25/2055, Series 2025-6, Class A5 (1)(3)		14,466	14,578
Sequoia Mortgage Trust 2025-HYB1
5.06%, 10/25/2055, Series 2025-HYB1, Class A1A (1)(3)		4,790	4,805
SFO Commercial Mortgage Trust 2021-555
5.01% (1 Month Term SOFR + 1.26%, 1.15% Floor), 05/15/2038, Series 2021-555, Class A (1)(2)		4,900	4,888
5.66% (1 Month Term SOFR + 1.91%, 1.80% Floor), 05/15/2038, Series 2021-555, Class C (1)(2)		6,550	6,510
SMRT 2022-MINI
4.75% (1 Month Term SOFR + 1.00%, 1.00% Floor), 01/15/2039, Series 2022-MINI, Class A (1)(2)		5,200	5,200
5.70% (1 Month Term SOFR + 1.95%, 1.95% Floor), 01/15/2039, Series 2022-MINI, Class D (1)(2)		1,120	1,117
Stratton Mortgage Funding 2024-1 Plc
5.14% (Sterling Overnight Index Average + 1.15%), 06/20/2060, Series 2024-1A, Class A (1)(2)	GBP	28,905	39,052
5.74% (Sterling Overnight Index Average + 1.75%), 06/20/2060, Series 2024-1A, Class B (1)(2)		19,600	26,437
STWD 2021-LIH Mortgage Trust
5.82% (1 Month Term SOFR + 2.07%, 1.96% Floor), 11/15/2036, Series 2021-LIH, Class C (1)(2)		$16,200	16,150
6.77% (1 Month Term SOFR + 3.02%, 2.90% Floor), 11/15/2036, Series 2021-LIH, Class E (1)(2)		6,877	6,868
TCO Commercial Mortgage Trust 2024-DPM
4.99% (1 Month Term SOFR + 1.24%, 1.24% Floor), 12/15/2039, Series 2024-DPM, Class A (1)(2)		4,100	4,109
Towd Point Mortgage Funding 2024 – Granite 6 Plc
4.98% (Sterling Overnight Index Average + 0.93%), 07/20/2053, Series 2024-GR6A, Class A1 (1)(2)	GBP	23,188	31,285
Towd Point Mortgage Trust 2015-5
3.99%, 05/25/2055, Series 2015-5, Class B2 (1)(3)		$10,000	9,816
Towd Point Mortgage Trust 2017-3
3.00%, 07/25/2057, Series 2017-3, Class A2 (1)(3)		195	193
3.86%, 07/25/2057, Series 2017-3, Class B2 (1)(3)		2,900	2,619
Towd Point Mortgage Trust 2017-4
3.25%, 06/25/2057, Series 2017-4, Class M2 (1)(3)		3,873	3,442
Towd Point Mortgage Trust 2018-3
3.75%, 05/25/2058, Series 2018-3, Class A1 (1)(3)		517	509
Towd Point Mortgage Trust 2018-5
3.25%, 07/25/2058, Series 2018-5, Class M1 (1)(3)		2,250	1,924
3.25%, 07/25/2058, Series 2018-5, Class A1 (1)(3)		5,719	5,525
Towd Point Mortgage Trust 2019-1
3.75%, 03/25/2058, Series 2019-1, Class A1 (1)(3)		1,158	1,131
Towd Point Mortgage Trust 2019-2
3.75%, 12/25/2058, Series 2019-2, Class M1 (1)(3)		9,810	8,595

The accompanying notes are an integral part of these financial statements.

202

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Mortgage-Backed Obligations – 46.75% – (continued)
Towd Point Mortgage Trust 2019-4
2.90%, 10/25/2059, Series 2019-4, Class A1 (1)(3)		$32,770	$31,613
3.50%, 10/25/2059, Series 2019-4, Class M1 (1)(3)		1,155	1,020
Towd Point Mortgage Trust 2021-SJ2
2.25%, 12/25/2061, Series 2021-SJ2, Class A1A (1)(3)		12,311	12,019
Towd Point Mortgage Trust 2022-SJ1
4.50%, 03/25/2062, Series 2022-SJ1, Class M1 (1)(3)		21,089	20,473
Towd Point Mortgage Trust 2024-3
5.03%, 07/25/2065, Series 2024-3, Class A1A (1)(3)		6,315	6,376
Towd Point Mortgage Trust 2024-4
4.58%, 10/27/2064, Series 2024-4, Class A1A (1)(3)		15,179	15,226
Tower Bridge Funding 2024-2 Plc
4.87% (Sterling Overnight Index Average + 0.88%), 05/20/2066, Series 2024-2A, Class A (1)(2)	GBP	3,581	4,831
Trinity Square 2021-1 Plc
4.89% (Sterling Overnight Index Average + 0.90%), 07/15/2059, Series 2021-1A, Class AR (1)(2)		1,530	2,063
TVC Mortgage Trust 2024-RRTL1
5.55%, 07/25/2039, Series 2024-RRTL1, Class A1 (1)(4)		$12,455	12,479
Uropa Securities Plc
2.22% (3 Month €STR + 0.20%), 10/10/2040, Series 2007-1, Class A3B (2)	EUR	567	663
Valley Funding Plc
0.00%, 05/16/2066, Series 1A, Class RC (1)(3)	GBP	9	287
0.00%, 05/16/2066, Series 1A, Class R (1)(3)		407	520
0.00%, 05/16/2066, Series 1A, Class Z (1)(3)		7,993	8,961
4.99% (Sterling Overnight Index Average + 1.00%), 05/16/2066, Series 1A, Class A (1)(2)		44,284	59,687
5.49% (Sterling Overnight Index Average + 1.50%), 05/16/2066, Series 1A, Class B (1)(2)		5,135	6,934
5.99% (Sterling Overnight Index Average + 2.00%), 05/16/2066, Series 1A, Class C (1)(2)		5,358	7,232
6.99% (Sterling Overnight Index Average + 3.00%), 05/16/2066, Series 1A, Class D (1)(2)		2,768	3,737
7.99% (Sterling Overnight Index Average + 4.00%), 05/16/2066, Series 1A, Class E (1)(2)		1,786	2,412
9.49% (Sterling Overnight Index Average + 5.50%), 05/16/2066, Series 1A, Class F (1)(2)		982	1,326
VASA Trust 2021-VASA
5.12% (1 Month Term SOFR + 1.36%, 1.25% Floor), 07/15/2039, Series 2021-VASA, Class B (1)(2)		$14,000	13,568
5.62% (1 Month Term SOFR + 1.86%, 1.75% Floor), 07/15/2039, Series 2021-VASA, Class C (1)(2)		12,000	11,330
Verus Securitization Trust 2021-3
1.05%, 06/25/2066, Series 2021-3, Class A1 (1)(3)		5,999	5,293
Verus Securitization Trust 2021-5
1.01%, 09/25/2066, Series 2021-5, Class A1 (1)(3)		17,646	15,396
Verus Securitization Trust 2021-7
2.83%, 10/25/2066, Series 2021-7, Class A1 (1)(4)		7,570	6,954
Verus Securitization Trust 2022-2
4.26%, 02/25/2067, Series 2022-2, Class A2 (1)(4)		22,531	21,530
4.26%, 02/25/2067, Series 2022-2, Class A1 (1)(4)		42,231	40,644
Verus Securitization Trust 2022-3
4.13%, 02/25/2067, Series 2022-3, Class A1 (1)(4)		16,598	15,979
Verus Securitization Trust 2023-5
6.48%, 06/25/2068, Series 2023-5, Class A1 (1)(4)		2,869	2,879
Verus Securitization Trust 2023-7
7.07%, 10/25/2068, Series 2023-7, Class A1 (1)(4)		9,540	9,660
Verus Securitization Trust 2024-3
6.34%, 04/25/2069, Series 2024-3, Class A1 (1)(4)		3,875	3,919
Verus Securitization Trust 2024-8
5.36%, 10/25/2069, Series 2024-8, Class A1 (1)(3)		3,565	3,584
Verus Securitization Trust 2024-INV1
6.12%, 03/25/2069, Series 2024-INV1, Class A1 (1)(4)		10,089	10,192
Verus Securitization Trust 2024-R1
5.22%, 09/25/2069, Series 2024-R1, Class A1 (1)(3)		5,286	5,292
VTR Commercial Mortgage Trust 2025-STEM
5.86%, 10/13/2039, Series 2025-STEM, Class C (1)(3)		13,945	13,985

The accompanying notes are an integral part of these financial statements.

203

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mortgage-Backed Obligations – 46.75% – (continued)
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
4.49% (1 Month Term SOFR + 0.75%, 0.64% Floor, 10.50% Cap), 08/25/2045, Series 2005-AR11, Class A1A (2)	$884	$887
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
4.43% (1 Month Term SOFR + 0.69%, 0.58% Floor, 10.50% Cap), 10/25/2045, Series 2005-AR13, Class A1A1 (2)	1,179	1,147
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
4.37% (1 Month Term SOFR + 0.63%, 0.52% Floor, 10.50% Cap), 11/25/2045, Series 2005-AR15, Class A1A1 (2)	2,330	2,203
WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust
4.51% (1 Month Term SOFR + 0.77%, 0.66% Floor, 10.50% Cap), 01/25/2045, Series 2005-AR2, Class 1A1A (2)	2,480	2,535
WaMu Mortgage Pass-Through Certificates Series 2006-AR1 Trust
5.10% (12 Month U.S. Treasury Average + 1.07%, 1.07% Floor), 01/25/2046, Series 2006-AR1, Class 2A1A (2)	15,181	14,717
WaMu Mortgage Pass-Through Certificates Series 2007-OA5 Trust
4.78% (12 Month U.S. Treasury Average + 0.75%, 0.75% Floor), 06/25/2047, Series 2007-OA5, Class 1A (2)	6,963	5,981
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
5.50%, 04/25/2037, Series 2007-2, Class 2A1	3,787	3,728
Wells Fargo Commercial Mortgage Trust 2016-C36
3.42%, 11/15/2059, Series 2016-C36, Class AS	4,341	4,269
Wells Fargo Commercial Mortgage Trust 2020-C55
2.73%, 02/15/2053, Series 2020-C55, Class A5	5,200	4,873
Wells Fargo Commercial Mortgage Trust 2024-SVEN
6.26%, 06/10/2037, Series 2024-SVEN, Class B (1)(3)	11,010	11,451
WFRBS Commercial Mortgage Trust 2013-C15
4.15%, 08/15/2046, Series 2013-C15, Class B (3)	1,376	1,326
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047, Series 2014-C20, Class B	1,515	1,312

Total Mortgage-Backed Obligations (Cost: $21,123,131)		21,043,312

Total Bonds & Notes (Cost: $48,810,695)		48,605,105

BANK LOANS – 0.91%
1011778 BC ULC
5.47% (CME Term SOFR + 1.75%), 09/20/2030 (2)	1,409	1,409
ABG Intermediate Holdings 2 LLC
5.97% (CME Term SOFR + 2.25%), 12/21/2028 (2)	1,164	1,164
Abilene DC 4 LLC
4.33% (CME Term SOFR + 2.25%), 06/09/2028 (2)(18)	23,276	23,276
Abilene DC 5 LLC
3.19% (CME Term SOFR + 2.25%), 06/09/2028 (2)(18)	16,016	16,016
Abilene DC 7 LLC
2.28% (CME Term SOFR + 2.25%), 06/09/2028 (2)(18)	10,723	10,723
Action Environmental Group, Inc.
6.92% (CME Term SOFR + 3.25%), 10/24/2030 (2)	906	907
ADMI Corp.
7.21% (CME Term SOFR + 3.38%), 12/23/2027 (2)	699	660
Advantage Sales & Marketing, Inc.
8.45% (CME Term SOFR + 4.25%), 10/28/2027 (2)	1,431	1,185
AI Mansart
9.12% (CME Term SOFR + 5.25%), 09/01/2028 (2)(18)(19)	370	363
Albion Financing 3 Sarl
6.87% (CME Term SOFR + 3.00%), 05/21/2031 (2)	1,493	1,500

The accompanying notes are an integral part of these financial statements.

204

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Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
BANK LOANS – 0.91% – (continued)
Alpha Generation LLC
5.72% (CME Term SOFR + 2.00%), 09/30/2031 (2)		$2,604	$2,611
Altice Financing SA
8.90% (CME Term SOFR + 5.00%), 10/31/2027 (2)		634	467
Altice France SA
8.89% (€STR + 6.88%), 05/31/2031 (2)	EUR	76	89
10.86% (CME Term SOFR + 6.88%), 05/31/2031 (2)		$6,689	6,679
AmSurg LLC
11.86% (CME Term SOFR + 7.88%), 07/20/2026 (2)(18)		2,742	2,742
11.86% (CME Term SOFR + 7.88%), 11/03/2028 (2)(18)		9,861	10,157
AmWINS Group, Inc.
5.97% (CME Term SOFR + 2.25%), 01/30/2032 (2)		1,464	1,468
Arches Buyer, Inc.
7.07% (CME Term SOFR + 3.25%), 12/06/2027 (2)		249	249
Asurion LLC
9.08% (CME Term SOFR + 5.25%), 01/20/2029 (2)		976	956
Avolon TLB Borrower 1 (US) LLC
5.48% (CME Term SOFR + 1.75%), 06/22/2030 (2)		5,567	5,596
Bach Finance Ltd.
6.57% (CME Term SOFR + 2.75%), 01/09/2032 (2)		1,104	1,106
Balcan Innovations, Inc.
8.59% (CME Term SOFR + 4.75%), 10/18/2031 (2)		929	725
Barracuda Parent LLC
8.34% (CME Term SOFR + 4.50%), 08/15/2029 (2)		712	574
Bausch + Lomb Corp.
7.72% (CME Term SOFR + 4.00%), 09/29/2028 (2)		709	709
BCPE Empire Holdings, Inc.
6.97% (CME Term SOFR + 3.25%), 12/11/2030 (2)		327	323
BCPE North Star U.S. Holdco 2, Inc.
7.83% (CME Term SOFR + 4.00%), 06/09/2028 (2)		1,527	1,518
Blackhawk Network Holdings, Inc.
7.67% (CME Term SOFR + 4.00%), 03/12/2029 (2)		1,393	1,399
Boost Newco Borrower LLC
5.67% (CME Term SOFR + 2.00%), 01/31/2031 (2)		1,423	1,424
BradyPLUS Holdings LLC
7.19% (CME Term SOFR + 3.50%), 12/29/2032 (2)		4,393	4,341
BW Gas & Convenience Holdings LLC
(CME Term SOFR + 3.50%), 03/31/2028 (15)		499	497
C&S Wholesale Grocers LLC
8.67% (CME Term SOFR + 5.00%), 09/20/2030 (2)		2,390	2,330
Calpine Corp.
5.47% (CME Term SOFR + 1.75%), 01/31/2031 (2)		2,946	2,946
5.47% (CME Term SOFR + 1.75%), 02/15/2032 (2)		2,222	2,222
Cast & Crew LLC
7.47% (CME Term SOFR + 3.75%), 12/29/2028 (2)		1,540	900
Celsius, Inc.
6.17% (CME Term SOFR + 2.50%), 04/01/2032 (2)		940	945
Charter Communications Operating LLC
6.24% (CME Term SOFR + 2.25%), 12/15/2031 (2)		2,587	2,588
Cleanova U.S. Holdings LLC
8.48% (CME Term SOFR + 4.75%), 06/14/2032 (2)		763	763
Cornerstone Generation LLC
7.09% (CME Term SOFR + 3.25%), 08/11/2032 (2)		569	574
CPI Buyer LLC
7.99% (CME Term SOFR + 4.00%), 05/27/2032 (2)		1,133	1,123
Dave & Buster’s, Inc.
7.07% (CME Term SOFR + 3.25%), 11/01/2031 (2)		1,519	1,351

The accompanying notes are an integral part of these financial statements.

205

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
BANK LOANS – 0.91% – (continued)
Delivery Hero SE
8.84% (CME Term SOFR + 5.00%), 12/12/2029 (2)		$3,510	$3,515
DraftKings, Inc.
5.53% (CME Term SOFR + 1.75%), 03/04/2032 (2)		1,490	1,489
DTI Holdco, Inc.
7.72% (CME Term SOFR + 4.00%), 04/26/2029 (2)		1,823	1,696
EagleView Technology Corp.
9.17% (CME Term SOFR + 5.50%), 08/14/2028 (2)		2,028	1,948
Element Materials Technology Group U.S. Holdings, Inc.
7.35% (CME Term SOFR + 3.68%), 07/06/2029 (2)		298	300
Ensemble RCM LLC
6.84%, 08/01/2029 (3)		628	631
Entain Plc
5.92% (CME Term SOFR + 2.25%), 07/31/2032 (2)		3,404	3,375
Envalior Finance GmbH
7.57% (€STR + 5.50%), 03/29/2030 (2)	EUR	4,100	4,682
9.34% (CME Term SOFR + 5.50%), 03/29/2030 (2)		$7,977	7,388
EOC Borrower LLC
7.47% (CME Term SOFR + 3.75%), 03/24/2028 (2)		638	638
Finastra USA, Inc.
10.97% (CME Term SOFR + 7.25%), 09/13/2029 (2)		694	695
First Brands Group LLC
10.84%, 6/29/2026		127	1
10.99% (CME Term SOFR + 7.00%), 03/30/2027 (2)		391	1
First Eagle Holdings, Inc.
7.17% (CME Term SOFR + 3.50%), 08/16/2032 (2)		752	750
Flutter Entertainment Plc
5.42% (CME Term SOFR + 1.75%), 11/30/2030 (2)		1,760	1,757
Frontier Communications Holdings LLC
6.24% (CME Term SOFR + 2.50%), 07/01/2031 (2)		677	676
Genesys Cloud Services Holdings I LLC
6.22% (CME Term SOFR + 2.50%), 01/30/2032 (2)		820	817
GIH Borrower LLC
6.17% (CME Term SOFR + 2.50%), 11/26/2031 (2)		636	638
HDI Aerospace Intermediate Holding III Corp.
7.69% (CME Term SOFR + 3.75%), 02/11/2032 (2)		1,434	1,440
Healthpeak OP LLC
(CME Term SOFR + 0.85%), 03/01/2029 (15)		6,901	6,780
4.56% (CME Term SOFR + 0.84%), 02/22/2027 (2)		3,419	3,377
4.56% (CME Term SOFR + 0.84%), 08/20/2027 (2)		3,419	3,377
Heartland Dental LLC
7.47% (CME Term SOFR + 3.75%), 08/25/2032 (2)		2,164	2,171
Hilton Domestic Operating Co., Inc.
5.48% (CME Term SOFR + 1.75%), 11/08/2030 (2)		6,280	6,316
Hilton Garden Inn Waikiki
7.17% (CME Term SOFR + 3.30%), 05/31/2029 (2)(18)(19)		4,549	4,533
Ingenovis Health, Inc.
8.17% (CME Term SOFR + 4.25%), 03/06/2028 (2)		1,265	335
8.33% (CME Term SOFR + 4.25%), 03/06/2028 (2)		615	165
Invitation Homes Operating Partnership LP
4.70% (CME Term SOFR + 0.85%), 09/09/2028 (2)		10,003	9,978
Iqvia, Inc.
5.42% (CME Term SOFR + 1.75%), 01/02/2031 (2)		2,097	2,109
Jane Street Group LLC
5.82% (CME Term SOFR + 2.00%), 12/15/2031 (2)		4,450	4,426
Jazz Pharmaceuticals, Inc.
5.97% (CME Term SOFR + 2.25%), 05/05/2028 (2)		1,396	1,401

The accompanying notes are an integral part of these financial statements.

206

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
BANK LOANS – 0.91% – (continued)
Kelso Industries LLC
9.57% (CME Term SOFR + 5.75%), 12/30/2029 (2)		$1,340	$1,336
KFC Holding Co.
5.60% (CME Term SOFR + 1.75%), 03/15/2028 (2)		1,113	1,115
KUEHG Corp.
(CME Term SOFR + 2.75%), 06/12/2030 (15)		731	708
Lealand Finance Co. BV
4.83% (CME Term SOFR + 1.00%), 12/30/2027 (2)		726	558
6.83% (CME Term SOFR + 3.00%), 06/30/2027 (2)		149	124
LSF12 Crown US Commercial Bidco LLC
7.37% (CME Term SOFR + 3.50%), 12/02/2031 (2)		1,025	1,030
Magnite, Inc.
6.72% (CME Term SOFR + 3.00%), 02/06/2031 (2)		1,636	1,630
Majordrive Holdings IV LLC
7.93% (CME Term SOFR + 4.00%), 06/01/2028 (2)		476	431
Mativ Holdings, Inc.
6.32% (CME Term SOFR + 2.50%), 05/06/2027 (2)		764	749
McAfee Corp.
6.72% (CME Term SOFR + 3.00%), 03/01/2029 (2)		300	276
Mediapro
7.77% (€STR + 5.75%), 08/14/2029 (2)	EUR	8,100	9,519
Mercury Aggregator L.P.
(FIXED + 19.00%), 02/03/2026 (15)(18)		$615	34
(FIXED + 19.00%), 02/03/2026 (15)(18)		1,142	62
MH Sub I LLC
7.97% (CME Term SOFR + 4.25%), 05/03/2028 (2)		1,416	1,314
7.97% (CME Term SOFR + 4.25%), 12/31/2031 (2)		1,865	1,591
ModivCare Buyer LLC
(CME Term SOFR + 4.25%), 12/29/2030 (15)		2,345	2,322
8.69% (CME Term SOFR + 5.00%), 12/29/2030 (2)		17,492	16,093
Naked Juice LLC
4.77% (CME Term SOFR + 1.00%), 01/24/2030 (2)		347	88
7.02% (CME Term SOFR + 3.25%), 01/24/2029 (2)		1,574	1,035
9.17% (CME Term SOFR + 5.50%), 01/24/2029 (2)		6,704	6,655
Opal U.S. LLC
6.69% (CME Term SOFR + 3.00%), 04/28/2032 (2)		1,093	1,099
Oregon Tool Lux LP
9.23% (CME Term SOFR + 5.35%), 10/15/2029 (2)		57	58
Oregon Tool, Inc.
8.14% (CME Term SOFR + 4.00%), 10/15/2029 (2)		1,953	1,398
Osmosis Buyer Ltd.
6.86% (CME Term SOFR + 3.00%), 07/31/2028 (2)		662	663
Peer Holding III BV
5.92% (CME Term SOFR + 2.25%), 09/29/2032 (2)		2,324	2,326
6.17% (CME Term SOFR + 2.50%), 07/01/2031 (2)		2,504	2,513
Pelican Products, Inc.
8.18% (CME Term SOFR + 4.25%), 12/29/2028 (2)		2,467	2,224
Peraton Corp.
7.69% (CME Term SOFR + 3.75%), 02/01/2028 (2)		1,967	1,822
Plano Holdco, Inc.
7.17% (CME Term SOFR + 3.50%), 10/02/2031 (2)		447	432
Planview Parent, Inc.
(CME Term SOFR + 3.50%), 12/17/2027 (15)		792	758
Poseidon Bidco SAS.
7.02% (€STR + 5.00%), 03/13/2030 (2)	EUR	15,000	6,056
Potomac Energy Center LLC
6.84% (CME Term SOFR + 3.00%), 08/05/2032 (2)		$696	701

The accompanying notes are an integral part of these financial statements.

207

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
BANK LOANS – 0.91% – (continued)
Primo Brands Corp.
5.92% (CME Term SOFR + 2.25%), 03/31/2028 (2)		$312	$313
Project Alpha Intermediate Holding, Inc.
6.92% (CME Term SOFR + 3.25%), 10/26/2030 (2)		2,906	2,899
QuidelOrtho Corp.
7.72% (CME Term SOFR + 4.00%), 08/20/2032 (2)		1,967	1,965
Raising Canes Restaurants LLC
5.84% (CME Term SOFR + 2.00%), 11/03/2032 (2)		1,575	1,578
Red Ventures LLC
(CME Term SOFR + 2.75%), 03/04/2030 (15)		1,440	1,380
Renaissance Holding Corp.
7.72% (CME Term SOFR + 4.00%), 04/05/2030 (2)		3,466	3,019
Republic of Panama
3.86% (€STR + 1.75%), 03/05/2027 (2)(18)	EUR	28,600	33,611
Research Now Group LLC
9.14% (CME Term SOFR + 5.00%), 07/15/2028 (2)		$277	274
Sabre GLBL, Inc.
9.82% (CME Term SOFR + 6.00%), 11/15/2029 (2)		597	525
10.07% (CME Term SOFR + 6.25%), 07/30/2029 (2)		19	17
Showtime Acquisition LLC
8.63% (CME Term SOFR + 4.75%), 08/16/2031 (2)		1,289	1,270
SkyMiles IP Ltd.
5.38% (CME Term SOFR + 1.50%), 10/20/2028 (2)		2,364	2,380
Soliant Lower Intermediate LLC
7.79% (CME Term SOFR + 3.75%), 07/18/2031 (2)		2,604	2,090
SonarSource Financing LLC
8.23% (CME Term SOFR + 4.50%), 12/19/2030 (2)		1,585	1,565
Sophos Holdings Sarl
7.33% (CME Term SOFR + 3.50%), 03/05/2027 (2)		2,106	2,106
South Field Energy LLC
(CME Term SOFR + 3.00%), 08/29/2031 (15)		44	44
6.67% (CME Term SOFR + 3.00%), 08/29/2031 (2)		728	733
Star Parent, Inc.
7.67% (CME Term SOFR + 4.00%), 09/27/2030 (2)		507	507
Station Casinos LLC
5.72% (CME Term SOFR + 2.00%), 03/14/2031 (2)		625	626
Stubhub Holdco Sub LLC
8.47% (CME Term SOFR + 4.75%), 03/15/2030 (2)		1,235	1,222
SVF II Finco
7.32% (CME Term SOFR + 3.65%), 04/25/2029 (2)(18)		2,637	2,652
7.32% (CME Term SOFR + 3.65%), 04/25/2029 (2)(18)		20,606	20,724
Syniverse Holdings LLC
10.67% (CME Term SOFR + 7.00%), 05/13/2027 (2)		282	270
Tacala Investment Corp.
6.72% (CME Term SOFR + 3.00%), 01/31/2031 (2)		2,470	2,485
TCP Sunbelt Acquisition Co.
8.07% (CME Term SOFR + 4.25%), 10/24/2031 (2)		1,188	1,198
Technimark Holdings LLC
6.98% (CME Term SOFR + 3.25%), 04/14/2031 (2)		1,840	1,822
TransDigm, Inc.
5.97% (CME Term SOFR + 2.25%), 03/22/2030 (2)		2,541	2,548
6.22% (CME Term SOFR + 2.50%), 02/28/2031 (2)		36,284	36,409
6.22% (CME Term SOFR + 2.50%), 08/19/2032 (2)		2,177	2,186
TripAdvisor, Inc.
6.47% (CME Term SOFR + 2.75%), 07/08/2031 (2)		1,110	1,067
U.S. Renal Care, Inc.
8.83% (CME Term SOFR + 5.00%), 06/28/2028 (2)		934	876

The accompanying notes are an integral part of these financial statements.

208

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BANK LOANS – 0.91% – (continued)
United Natural Foods, Inc.
8.47% (CME Term SOFR + 4.75%), 05/01/2031 (2)	$1,283	$1,288
Vistra Operations Co. LLC
5.47% (CME Term SOFR + 1.75%), 12/20/2030 (2)	2,781	2,794
Voyager Parent LLC
8.42% (CME Term SOFR + 4.75%), 07/01/2032 (2)	2,329	2,327
WEC U.S. Holdings, Inc.
5.87% (CME Term SOFR + 2.00%), 01/27/2031 (2)	1,162	1,164
X Corp.
9.50% (FIXED + 9.50%), 10/26/2029 (2)	1,292	1,286
10.45% (CME Term SOFR + 6.50%), 10/26/2029 (2)	1,460	1,433
Xerox Corp.
7.71% (CME Term SOFR + 4.00%), 11/19/2029 (2)	4,099	3,495
Zayo Group Holdings, Inc.
6.83% (CME Term SOFR + 3.00%), 03/11/2030 (2)	980	928
Ziggo Financing Partnership
7.03% (CME Term SOFR + 3.25%), 01/15/2033 (2)	1,569	1,557

Total Bank Loans (Cost: $406,634)		407,333

	Shares (000s)	Value (000s)
COMMON STOCKS – 0.04%
Communications – 0.02%
Clear Channel Outdoor Holdings, Inc. – Class A (7)	2,065	4,564
iHeartMedia, Inc. – Class A (7)	499	2,076
iHeartMedia, Inc. – Class B (7)(18)	365	1,368

Total Communications		8,008

Consumer, Non-cyclical – 0.00% (9)
XBP Global Holdings, Inc. (7)	2	11

Total Consumer, Non-cyclical		11

Financials – 0.01%
Country Garden Holdings Co. Ltd. (7)	17	1
LUXCO3 Shares (7)(19)	52	908
Times China Holdings Ltd. (7)	1,936	26
Uniti Group, Inc. (7)(18)	11	71
Yeoman Capital SA (7)	397	2,781

Total Financials		3,787

Healthcare – 0.01%
AmSurg Corp. (7)(18)(19)	91	4,081

Total Healthcare		4,081

Total Common Stocks (Cost: $39,866)		15,887

CONVERTIBLE PREFERRED STOCKS – 0.02%
Industrials – 0.02%
Boeing Co., 6.00%	111	7,689

Total Industrials		7,689

Total Convertible Preferred Stocks (Cost: $5,536)		7,689

The accompanying notes are an integral part of these financial statements.

209

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)		Value (000s)
PREFERRED STOCKS – 0.00% (9)
Financials – 0.00% (9)
Uniti Group, Inc., 0.00% (7)(14)(18)		0	$72

Total Financials			72

Total Preferred Stocks (Cost: $72)			72

RIGHTS – 0.01%
Technology – 0.01%
SES SA, expires 12/31/2049 (7)		159	2,403

Total Technology			2,403

Total Rights (Cost: $0)			2,403

WARRANTS – 0.00% (9)
Financials – 0.00% (9)
Uniti Group, Inc., expires 08/01/2035 (7)(18)		2	14

Total Financials			14

Total Warrants (Cost: $13)			14

SHORT-TERM INVESTMENTS – 9.64%
Money Market Funds – 1.19%
Fidelity Institutional Money Market Government Portfolio – Class I, 3.71% (16)		533,966	533,966

Total Money Market Funds (Cost: $533,966)			533,966

	Principal Amount (000s)		Value (000s)
Convertible Securities – 0.00% (9)
Shimao Group Holdings Ltd., 0.00%, 07/21/2026 (1)		$19,664	551
Sunac China Holdings Ltd., 0.00%, 06/23/2026		226	35

Total Convertible Securities (Cost: $9,555)			586

Government Related – 0.42%
Freddie Mac Discount Notes, 0.00%, 01/12/2026		100,000	99,882
South Africa Treasury Bill, 0.00%, 04/22/2026	ZAR	241,100	14,265
South Africa Treasury Bill, 0.00%, 05/06/2026		121,700	7,182
South Africa Treasury Bill, 0.00%, 05/13/2026		54,600	3,218
South Africa Treasury Bill, 0.00%, 05/20/2026		136,500	8,034
South Africa Treasury Bill, 0.00%, 07/22/2026		317,100	18,446
South Africa Treasury Bill, 0.00%, 08/05/2026		219,700	12,747
South Africa Treasury Bill, 0.00%, 08/19/2026		156,300	9,045
South Africa Treasury Bill, 0.00%, 10/28/2026		21,200	1,210
South Africa Treasury Bill, 0.00%, 11/04/2026		5,100	291
South Africa Treasury Bill, 0.00%, 11/18/2026		272,100	15,473

Total Government Related (Cost: $185,986)			189,793

The accompanying notes are an integral part of these financial statements.

210

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Corporate Bonds – 0.01%
Financials – 0.01%
Kona Spc Ltd.
5.72% (1 Year €STR + 3.55%), 09/15/2026 (1)(2)	EUR	1,900	$2,253

Total Financials			2,253

Total Corporate Bonds (Cost: $2,220)			2,253

Commercial Paper – 0.89%
Air Lease Corp., 4.01%, 01/14/2026 (1)		$3,500	3,494
Air Lease Corp., 4.11%, 01/15/2026 (1)		2,400	2,396
Air Lease Corp., 4.15%, 01/02/2026 (1)		7,500	7,498
Air Lease Corp., 4.19%, 01/07/2026 (1)		7,900	7,894
Air Lease Corp., 4.19%, 01/09/2026 (1)		4,100	4,096
Air Lease Corp., 4.24%, 01/12/2026 (1)		7,300	7,290
Air Lease Corp., 4.24%, 01/13/2026 (1)		4,000	3,994
Air Lease Corp., 4.32%, 01/08/2026 (1)		7,300	7,293
Alimentation Couche-Tard, Inc., 4.12%, 01/08/2026 (1)		5,300	5,295
Alimentation Couche-Tard, Inc., 4.15%, 01/07/2026 (1)		300	300
AMETEK, Inc., 4.10%, 01/12/2026 (1)		32,100	32,060
AMETEK, Inc., 4.16%, 01/06/2026 (1)		7,300	7,295
Bacardi-Martini BV, 4.39%, 01/29/2026 (1)		1,800	1,794
Bacardi-Martini BV, 4.39%, 02/05/2026 (1)		800	797
Becton Dickinson & Co., 4.05%, 01/14/2026 (1)		2,800	2,796
Conagra Brands, Inc., 4.06%, 01/05/2026 (1)		1,200	1,199
Conagra Brands, Inc., 4.06%, 01/12/2026 (1)		2,300	2,297
Conagra Brands, Inc., 4.11%, 01/13/2026 (1)		3,800	3,794
Conagra Brands, Inc., 4.14%, 01/07/2026 (1)		4,100	4,097
Crown Castle, Inc., 4.16%, 01/22/2026 (1)		12,800	12,767
Crown Castle, Inc., 4.17%, 01/20/2026 (1)		45,000	44,896
Dominion Energy, Inc., 4.09%, 01/13/2026		3,800	3,795
Edison International, 4.26%, 01/02/2026 (1)		3,800	3,799
Edison International, 4.58%, 01/05/2026 (1)		5,100	5,097
Edison International, 4.58%, 01/06/2026 (1)		1,800	1,799
Edison International, 4.58%, 01/07/2026 (1)		2,600	2,598
Enbridge U.S., Inc., 4.05%, 01/02/2026 (1)		3,600	3,599
Enbridge U.S., Inc., 4.05%, 01/07/2026 (1)		7,300	7,295
Equifax, Inc., 4.08%, 01/09/2026 (1)		6,300	6,294
ERAC USA Finance LLC, 4.22%, 01/12/2026		16,000	15,979
Eversource Energy, 4.19%, 01/05/2026 (1)		1,200	1,199
Eversource Energy, 4.19%, 01/09/2026 (1)		2,800	2,797
Fidelity National Information Services, Inc., 3.96%, 01/07/2026 (1)		1,600	1,599
Fidelity National Information Services, Inc., 3.96%, 01/14/2026 (1)		300	300
Fidelity National Information Services, Inc., 3.96%, 01/23/2026 (1)		3,500	3,491
HA Sustainable Infrastructure Capital, Inc., 4.57%, 01/13/2026 (1)		1,700	1,697
HA Sustainable Infrastructure Capital, Inc., 4.63%, 01/06/2026 (1)		1,300	1,299
HCA, Inc., 4.11%, 01/21/2026 (1)		3,747	3,738
HCA, Inc., 4.12%, 01/20/2026 (1)		12,900	12,871
HCA, Inc., 4.12%, 01/26/2026 (1)		3,200	3,191
HCA, Inc., 4.14%, 02/04/2026 (1)		2,053	2,045
HCA, Inc., 4.14%, 02/02/2026 (1)		6,600	6,575
HCA, Inc., 4.15%, 02/12/2026 (1)		8,200	8,160
HCA, Inc., 4.32%, 01/05/2026 (1)		1,800	1,799
HCA, Inc., 4.32%, 01/07/2026 (1)		14,700	14,689
HCA, Inc., 4.33%, 01/13/2026 (1)		8,800	8,787
International Flavors & Fragrances, Inc., 4.12%, 01/30/2026 (1)		300	299
Jabil, Inc., 4.14%, 01/14/2026 (1)		12,600	12,579

The accompanying notes are an integral part of these financial statements.

211

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Commercial Paper – 0.89% – (continued)
Jabil, Inc., 4.15%, 01/12/2026 (1)	$5,400	$5,392
Jabil, Inc., 4.15%, 01/07/2026 (1)	4,900	4,896
Jabil, Inc., 4.16%, 01/13/2026 (1)	2,500	2,496
Keurig Dr Pepper, Inc., 4.01%, 01/07/2026 (1)	8,100	8,094
Keurig Dr Pepper, Inc., 4.26%, 01/09/2026 (1)	10,500	10,490
Keurig Dr Pepper, Inc., 4.28%, 01/05/2026 (1)	2,400	2,399
Keurig Dr Pepper, Inc., 4.29%, 01/14/2026 (1)	9,200	9,186
Marriott International, Inc., 4.03%, 01/02/2026 (1)	3,500	3,499
Oracle Corp., 4.27%, 01/16/2026 (1)	16,200	16,172
San Diego Gas & Electric Co., 3.95%, 01/20/2026 (1)	3,600	3,592
Southern California Edison Co., 4.57%, 01/06/2026 (1)	6,700	6,695
Southern California Edison Co., 4.57%, 01/08/2026 (1)	1,700	1,698
Southern California Edison Co., 4.57%, 01/15/2026 (1)	1,300	1,298
Southern California Edison Co., 4.58%, 01/05/2026 (1)	17,300	17,291
VW Credit, Inc., 4.27%, 01/13/2026 (1)	7,200	7,190

Total Commercial Paper (Cost: $401,129)		401,100

Repurchase Agreements – 4.87%
Australia and New Zealand Banking Group, 3.77% dated 12/31/2025, due 01/05/2026, repurchase price $200,063 (collateralized by U.S. Treasury Bond, value $203,807, 4.75%, 05/15/2055)	200,000	200,000
Australia and New Zealand Banking Group, 3.86% dated 12/31/2025, due 01/02/2026, repurchase price $200,043 (collateralized by U.S. Treasury Bond, value $203,807, 4.75%, 05/15/2055)	200,000	200,000
Bank of America Securities, Inc., 3.90% dated 12/31/2025, due 01/02/2026, repurchase price $134,629 (collateralized by U.S. Treasury Note, value $137,430, 4.38%, 11/30/2028)	134,600	134,600
Bank of America Securities, Inc., 3.93% dated 12/31/2025, due 01/02/2025, repurchase price $532,216 (collateralized by U.S. Treasury Note, value $543,428, 3.75-4.125%, 08/15/2027-11/30/2029)	532,100	532,100
Citigroup Global Markets, Inc., 3.87% dated 12/31/2025, due 01/02/2026, repurchase price $313,967 (collateralized by U.S. Treasury Bill, value $320,563, 0.00%, 06/25/2026)	313,900	313,900
Citigroup Global Markets, Inc., 3.90% dated 12/31/2025, due 01/02/2026, repurchase price $789,271 (collateralized by U.S. Treasury Bill, value $805,031, 0.00%, 11/27/2026)	789,100	789,100
Citigroup Global Markets, Inc., 3.93% dated 12/31/2025, due 01/02/2026, repurchase price $134,629 (collateralized by U.S. Treasury Bill, value $137,430, 0.00%, 12/24/2026)	20,100	20,100

Total Repurchase Agreements (Cost: $2,189,800)		2,189,800

U.S. Treasury Bills – 2.13%
U.S. Treasury Bill, 0.00%, 01/13/2026	250,000	249,733
U.S. Treasury Bill, 0.00%, 01/20/2026	50,000	49,912
U.S. Treasury Bill, 0.00%, 01/27/2026 (12)	174	174
U.S. Treasury Bill, 0.00%, 02/03/2026	250,000	249,219
U.S. Treasury Bill, 0.00%, 02/24/2026 (12)	106	105
U.S. Treasury Bill, 0.00%, 03/03/2026 (12)	593	589
U.S. Treasury Bill, 0.00%, 03/10/2026 (12)	1,198	1,190
U.S. Treasury Bill, 0.00%, 03/19/2026	125,000	124,069
U.S. Treasury Bill, 0.00%, 03/24/2026 (12)	424	421
U.S. Treasury Bill, 0.00%, 03/31/2026 (12)	180	178
U.S. Treasury Bill, 0.00%, 04/07/2026 (12)	200,600	198,734
U.S. Treasury Bill, 0.00%, 04/28/2026 (12)	316	312
U.S. Treasury Bill, 0.00%, 06/18/2026	45,555	44,816
U.S. Treasury Bill, 0.00%, 06/25/2026	13,678	13,447
U.S. Treasury Bill, 0.00%, 07/02/2026	32,084	31,519

Total U.S. Treasury Bills (Cost: $964,218)		964,418

The accompanying notes are an integral part of these financial statements.

212

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.13%
ANZ, Hong Kong, 0.87% due 01/05/2026	NZD	240	$138
ANZ, Hong Kong, 1.84% due 01/02/2026	AUD	2,792	1,863
BNP Paribas, Paris, -0.90% due 01/05/2026	CHF	117	148
Citibank, London, 1.06% due 01/02/2026	EUR	1,786	2,099
Citibank, London, 2.91% due 01/02/2026	GBP	7,847	10,578
Citibank, New York, 3.13% due 01/02/2026		$5,381	5,381
HSBC, Hong Kong, 2.63% due 01/02/2026	HKD	875	112
JP Morgan, New York, 3.13% due 01/02/2026		$38,851	38,852
Nordea Bank, Oslo, 2.25% due 01/02/2026	NOK	7	1
Royal Bank of Canada, Toronto, 1.33% due 01/02/2026	CAD	940	685
Skandinaviska Enskilda Banken AB, Stockholm, -3.79% due 01/02/2026	SEK	6	1
Standard Chartered Bank, Johannesburg, 4.80% due 01/02/2026	ZAR	5,519	333
Sumitomo, Tokyo, 0.15% due 01/05/2026 (14)	JPY	17	0

Total Time Deposits (Cost: $60,191)			60,191

Total Short-Term Investments (Cost: $4,347,065)			4,342,107

TOTAL INVESTMENTS IN SECURITIES – 118.62% (Cost: $53,609,881)			53,380,610

TBA SALE COMMITMENTS – (1.85)%
Mortgage-Backed Obligations – (1.85)%
Fannie Mae
2.50%, 01/01/2056 (17)		$(50,000)	(42,262)
2.50%, 02/01/2056 (17)		(50,000)	(42,258)
3.00%, 02/01/2056 (17)		(221,350)	(195,609)
5.50%, 01/01/2056 (17)		(155,000)	(157,167)
6.00%, 01/01/2056 (17)		(386,200)	(396,522)

Total Mortgage-Backed Obligations (Proceeds Received: $(833,485))			(833,818)

Total TBA Sale Commitments (Proceeds Received: $(833,485))			(833,818)

LIABILITIES IN EXCESS OF OTHER ASSETS – (16.77)%			(7,546,465)

TOTAL NET ASSETS – 100.00%			$45,000,327

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

REIT Real Estate Investment Trust

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

COP	Colombian Peso

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

HUF	Hungarian Forint

JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PEN	Peruvian Sol

SEK	Swedish Krona

TRY	Turkish Lira

UYU	Uruguayan Peso

ZAR	South African Rand

The accompanying notes are an integral part of these financial statements.

213

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

(1)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $11,628,051, which represents 25.84% of total net assets.

(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2025.

(3)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2025.

(4)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of December 31, 2025.

(5)	Payment in-kind security for which part of the income earned may be paid as additional principal.

(6)	Security in default as of December 31, 2025. The value of these securities totals $9,737, which represents 0.02% of total net assets.

(7)	Non-income producing security.

(8)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.

(9)	Amount calculated is less than 0.005%.

(10)	Inflation protected security. The value of these securities totals $968,065, which represents 2.15% of total net assets.

(11)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.

(12)	All or a portion of the security assigned as collateral for certain futures and swap contracts. The value of these pledged issues totals $155,634, which represents 0.35% of total net assets.

(13)	Delayed delivery purchase commitment security. The value of these securities totals $8,351,911, which represents 18.56% of total net assets.

(14)	A zero balance may reflect actual amounts rounding to less than one thousand.

(15)	All or a portion of this position represents an unsettled loan commitment as of December 31, 2025. Certain details associated with this unsettled purchase may not be known prior to settlement date.

(16)	Represents annualized seven-day yield as of the close of the reporting period.

(17)	Delayed delivery sale commitment security. The value of these securities totals $(833,818), which represents (1.85)% of total net assets.

(18)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $249,726, which represents 0.55% of total net assets.

(19)	Security that is restricted at December 31, 2025. The value of these securities totals $29,670, which represents 0.07% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
669	Australian 3 Year Bond Future	Mar. 2026	AUD	70,233	$46,876	$6
5,087	Australian 10 Year Bond Future	Mar. 2026		555,864	371,677	722
5,055	Long Gilt Future	Mar. 2026	GBP	458,112	622,585	5,072
10,996	U.S. 2 Year Note Future	Mar. 2026		$2,294,016	2,295,844	1,828
15,699	U.S. 5 Year Note Future	Mar. 2026		1,719,258	1,715,974	(3,284)
12,606	U.S. 10 Year Note Future	Mar. 2026		1,421,512	1,417,387	(4,125)
382	U.S. Long Bond Future	Mar. 2026		44,366	44,157	(209)
22,445	U.S. Ultra 10 Year Note Future	Mar. 2026		2,592,867	2,581,526	(11,341)
9,821	U.S. Ultra Bond Future	Mar. 2026		1,177,944	1,158,877	(19,067)

						(30,398)

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
(262)	Australian 3 Year Bond Future	Mar. 2026	AUD	(27,547)	$(18,358)	$25
(1,418)	Australian 10 Year Bond Future	Mar. 2026		(155,319)	(103,605)	47
(95)	Euro-Bobl Future	Mar. 2026	EUR	(11,081)	(12,969)	54
(1,376)	Euro-Bund Future	Mar. 2026		(177,330)	(206,290)	2,108
(116)	Euro-Buxl 30 Year Bond Future	Mar. 2026		(12,964)	(15,012)	223
(19)	Euro-Schatz Future	Mar. 2026		(2,031)	(2,384)	3
(76)	Long Gilt Future	Mar. 2026	GBP	(6,897)	(9,360)	(64)
(431)	U.S. Long Bond Future	Mar. 2026		$(50,198)	(49,821)	377
(1,526)	U.S. Ultra 10 Year Note Future	Mar. 2026		(177,057)	(175,514)	1,543

						4,316

						$(26,082)

The accompanying notes are an integral part of these financial statements.

214

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
BRL	84	USD	15	01/05/26	Goldman Sachs (1)	$0
BRL	22,831	USD	3,987	04/02/26	Goldman Sachs	93
EUR	3,501	USD	4,034	01/09/26	Citibank	81
EUR	2,004	USD	2,315	01/09/26	Goldman Sachs	41
EUR	4,664	USD	5,456	01/09/26	Goldman Sachs	26
EUR	3,283	USD	3,833	01/09/26	Goldman Sachs	26
EUR	3,461	USD	4,053	01/09/26	Goldman Sachs	15
EUR	3,114	USD	3,617	01/09/26	Goldman Sachs	43
EUR	9,147	USD	10,704	01/09/26	Goldman Sachs	49
EUR	2,245	USD	2,598	01/09/26	Goldman Sachs	40
EUR	5,944	USD	6,916	01/09/26	Goldman Sachs	71
EUR	6,119	USD	7,078	01/09/26	Goldman Sachs	114
EUR	1,602	USD	1,881	01/14/26	Deutsche Bank	2
EUR	945	USD	1,103	01/14/26	Goldman Sachs	8
EUR	2,569	USD	2,995	01/14/26	Goldman Sachs	25
EUR	2,634	USD	3,069	01/14/26	J.P. Morgan	27
EUR	1,447	USD	1,683	01/14/26	Morgan Stanley	18
EUR	1,500	USD	1,753	01/14/26	Wells Fargo Bank	10
GBP	3,613	USD	4,752	01/09/26	Goldman Sachs	118
GBP	5,576	USD	7,388	01/14/26	Deutsche Bank	128
GBP	248	USD	328	01/14/26	Goldman Sachs	6
IDR	3,970,645	USD	237	01/22/26	BNP Paribas (1)	0
KRW	55,196	USD	38	01/08/26	Bank of America (1)	0
KRW	33,583	USD	23	01/08/26	Deutsche Bank (1)	0
MXN	856,346	USD	46,043	01/30/26	J.P. Morgan	1,396
MXN	14,190	USD	769	03/18/26	J.P. Morgan	14
NZD	26,551	USD	15,087	01/14/26	BNP Paribas	205
NZD	10,855	USD	6,220	01/14/26	Wells Fargo Bank	32
NZD	18,617	USD	10,489	01/14/26	Wells Fargo Bank	235
PEN	13,047	USD	3,879	01/08/26	Bank of America	2
TRY	67,695	USD	1,489	02/12/26	J.P. Morgan	42
TRY	3,092,863	USD	67,867	02/17/26	Bank of America	1,863
TRY	136,306	USD	2,990	02/18/26	Goldman Sachs	81
TRY	579,936	USD	12,785	02/23/26	J.P. Morgan	235
TRY	459,582	USD	10,096	03/06/26	BNP Paribas	144
TRY	903,782	USD	19,875	03/06/26	Goldman Sachs	261
TRY	6,320	USD	138	03/18/26	J.P. Morgan	2
USD	62	KRW	88,829	01/08/26	J.P. Morgan (1)	0
USD	10,877	EUR	9,250	01/09/26	Citibank	4
USD	12,285	TWD	374,618	01/22/26	Bank of America	358
USD	4,462	TWD	135,079	01/22/26	BNP Paribas	161
USD	1,688	TWD	52,673	01/22/26	BNP Paribas	11
USD	9,501	TWD	290,772	01/22/26	BNP Paribas	243
USD	3,946	TWD	119,712	01/22/26	BNP Paribas	135
USD	2,558	TWD	77,726	01/22/26	BNP Paribas	84
USD	2,231	TWD	67,589	01/22/26	BNP Paribas	79
USD	6,043	TWD	184,506	01/22/26	BNP Paribas	169
USD	5,348	COP	20,429,352	01/26/26	Bank of America	3
USD	505	COP	1,921,753	01/26/26	Goldman Sachs	2
USD	2,674	COP	10,228,050	02/05/26	BNP Paribas	13
USD	0	COP	42	02/05/26	Goldman Sachs (1)	0
USD	1,605	COP	6,139,125	02/05/26	Goldman Sachs	8
USD	460	COP	1,766,381	02/05/26	J.P. Morgan (1)	0
USD	1,175	COP	4,483,142	02/26/26	Bank of America	12
USD	1,687	TWD	52,380	03/18/26	BNP Paribas	22
USD	1,829	TWD	56,899	03/18/26	BNP Paribas	20

The accompanying notes are an integral part of these financial statements.

215

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Forward Foreign Currency Exchange Contracts (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
USD	822	COP	3,160,328	03/26/26	Bank of America	$8
USD	5,874	COP	22,573,045	03/26/26	Bank of America	54
USD	1,175	COP	4,507,223	03/26/26	Bank of America	13
USD	4,287	BRL	23,900	04/02/26	Goldman Sachs	16
USD	18,528	BRL	103,100	04/02/26	Goldman Sachs	103
USD	30,864	BRL	171,500	04/02/26	Goldman Sachs	217
USD	8,579	BRL	48,000	04/02/26	Goldman Sachs	1
USD	674	MXN	12,257	04/20/26	BNP Paribas (1)	0
USD	12,907	BRL	73,000	07/02/26	BNP Paribas	147
USD	25,646	BRL	145,000	07/02/26	Goldman Sachs	300
USD	5,565	BRL	31,500	07/02/26	Goldman Sachs	58
USD	950	KWD	276	05/03/29	BNP Paribas	35
USD	13,930	KWD	4,052	05/07/29	BNP Paribas	507
USD	1,980	KWD	576	07/02/29	BNP Paribas	72
USD	4,475	KWD	1,299	05/09/30	BNP Paribas	147
USD	6,718	KWD	1,951	05/13/30	BNP Paribas	221
ZAR	179,567	USD	10,674	01/20/26	BNP Paribas	158
ZAR	306	USD	18	01/20/26	Morgan Stanley (1)	0
ZAR	228,202	USD	13,574	01/22/26	Deutsche Bank	190
ZAR	228,703	USD	13,667	01/26/26	BNP Paribas	123
ZAR	171,116	USD	10,178	01/26/26	Morgan Stanley	140
ZAR	153,338	USD	9,115	01/26/26	Morgan Stanley	131
ZAR	179,949	USD	10,726	01/26/26	Wells Fargo Bank	124
ZAR	147,611	USD	8,797	01/26/26	Wells Fargo Bank	103

					Total Unrealized Appreciation	9,645

BRL	22,254	USD	4,088	01/05/26	Goldman Sachs	(27)
BRL	288,796	USD	52,463	02/03/26	J.P. Morgan	(170)
EUR	12,240	USD	14,390	01/09/26	Citibank	(3)
EUR	1,007	USD	1,186	01/14/26	Wells Fargo Bank	(3)
GBP	1,500	USD	2,028	01/14/26	BNP Paribas	(7)
INR	957	USD	11	01/30/26	Deutsche Bank (1)	(0)
INR	1,983	USD	22	01/30/26	Deutsche Bank (1)	(0)
INR	1,065	USD	12	01/30/26	J.P. Morgan (1)	(0)
INR	5,444	USD	61	01/30/26	Morgan Stanley	(1)
JPY	5,189,300	USD	33,600	01/14/26	Bank of America	(444)
JPY	15,552,777	USD	99,889	01/14/26	Morgan Stanley	(516)
KRW	88,712	USD	62	02/13/26	J.P. Morgan (1)	(0)
KWD	153	USD	503	05/04/26	BNP Paribas	(5)
KWD	229	USD	755	05/05/26	BNP Paribas	(7)
KWD	77	USD	252	05/18/26	BNP Paribas	(1)
KWD	158	USD	517	05/21/26	BNP Paribas	(2)
KWD	262	USD	860	05/28/26	BNP Paribas	(5)
KWD	77	USD	253	06/02/26	BNP Paribas	(1)
KWD	77	USD	253	06/10/26	BNP Paribas	(1)
KWD	93	USD	303	06/10/26	BNP Paribas	(2)
KWD	231	USD	757	06/15/26	BNP Paribas	(3)
KWD	79	USD	260	06/17/26	BNP Paribas	(1)
KWD	80	USD	260	06/30/26	BNP Paribas (1)	(0)
KWD	159	USD	519	07/07/26	BNP Paribas	(2)
KWD	249	USD	815	07/13/26	BNP Paribas	(3)
KWD	153	USD	506	06/10/27	BNP Paribas	(3)
KWD	153	USD	506	06/10/27	BNP Paribas	(3)
MXN	605,643	USD	33,550	03/18/26	Deutsche Bank	(154)
USD	3,987	BRL	22,338	01/05/26	Goldman Sachs	(89)
USD	3,666	PEN	13,051	01/08/26	Deutsche Bank	(216)

The accompanying notes are an integral part of these financial statements.

216

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Forward Foreign Currency Exchange Contracts (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
USD	14,579	EUR	12,500	01/09/26	Bank of America	$(114)
USD	36,254	GBP	26,991	01/09/26	Bank of America	(128)
USD	96,452	AUD	146,320	01/09/26	Citibank	(1,198)
USD	13,972	EUR	12,030	01/09/26	Citibank	(169)
USD	5,871	EUR	5,051	01/09/26	Citibank	(66)
USD	5,312	EUR	4,550	01/09/26	Citibank	(36)
USD	205,827	EUR	175,521	01/09/26	Citibank	(483)
USD	5,201	EUR	4,500	01/09/26	Citibank	(89)
USD	9,824	EUR	8,500	01/09/26	Citibank	(168)
USD	2,028	GBP	1,514	01/09/26	Citibank	(13)
USD	4,612	GBP	3,511	01/09/26	Citibank	(121)
USD	1,726	AUD	2,648	01/09/26	Goldman Sachs	(41)
USD	8,097	EUR	6,941	01/09/26	Goldman Sachs	(62)
USD	1,996	EUR	1,713	01/09/26	Goldman Sachs	(17)
USD	3,870	EUR	3,344	01/09/26	Goldman Sachs	(60)
USD	2,016	EUR	1,737	01/09/26	Goldman Sachs	(25)
USD	11,705	EUR	10,035	01/09/26	Goldman Sachs	(90)
USD	4,690	CAD	6,539	01/14/26	Bank of America	(76)
USD	230,469	GBP	175,048	01/14/26	Bank of America	(5,485)
USD	155	NOK	1,571	01/14/26	BNP Paribas	(1)
USD	270,521	EUR	232,944	01/14/26	Goldman Sachs	(3,352)
USD	4,740	AUD	7,146	01/14/26	J.P. Morgan	(29)
USD	1,459	AUD	2,257	01/14/26	Wells Fargo Bank	(48)
USD	7,670	AUD	11,734	01/14/26	Wells Fargo Bank	(162)
USD	1,542	COP	5,874,946	01/20/26	Bank of America	(1)
USD	10,726	ZAR	179,873	01/20/26	Wells Fargo Bank	(125)
USD	13,667	ZAR	228,642	01/22/26	BNP Paribas	(124)
USD	505	COP	1,929,323	01/26/26	Bank of America (1)	(0)
USD	6,669	PEN	22,605	01/26/26	Deutsche Bank	(51)
USD	14,976	ZAR	260,949	01/26/26	Deutsche Bank	(758)
USD	16,406	ZAR	282,852	01/26/26	Goldman Sachs	(648)
USD	6,042	ZAR	103,677	01/26/26	J.P. Morgan	(210)
USD	18	ZAR	306	01/26/26	Morgan Stanley (1)	(0)
USD	22,121	ZAR	380,384	01/26/26	Wells Fargo Bank	(814)
USD	2,466	COP	9,482,551	02/05/26	BNP Paribas	(1)
USD	101	TRY	4,588	02/17/26	J.P. Morgan	(2)
USD	1,533	COP	5,925,826	03/05/26	J.P. Morgan	(3)
USD	1	MXN	15	03/09/26	J.P. Morgan (1)	(0)
USD	883	PEN	2,992	03/18/26	Bank of America	(5)
USD	5,102	PEN	17,272	03/18/26	Bank of America	(23)
USD	3,635	CLP	3,383,505	03/18/26	BNP Paribas	(126)
USD	2,791	CLP	2,582,765	03/18/26	Goldman Sachs	(81)
USD	45,601	PEN	161,361	03/18/26	Goldman Sachs	(2,275)
USD	294	PEN	997	03/18/26	Goldman Sachs	(2)
USD	3,455	PEN	11,683	03/18/26	Goldman Sachs	(12)
USD	2,247	PEN	7,607	03/18/26	Goldman Sachs	(10)
USD	240	MXN	4,453	03/18/26	Wells Fargo Bank	(6)
USD	96,712	PEN	326,576	03/18/26	Wells Fargo Bank	(187)
USD	138	PEN	466	03/18/26	Wells Fargo Bank (1)	(0)
USD	15	TRY	705	03/19/26	Bank of America (1)	(0)
USD	3,545	BRL	20,300	04/02/26	BNP Paribas	(83)
USD	3,509	BRL	20,300	04/02/26	BNP Paribas	(119)
USD	5,696	BRL	32,500	04/02/26	BNP Paribas	(112)
USD	5,203	BRL	29,300	04/02/26	BNP Paribas	(33)
USD	13,943	BRL	80,400	04/02/26	Goldman Sachs	(425)
USD	13,880	BRL	80,300	04/02/26	Goldman Sachs	(470)

The accompanying notes are an integral part of these financial statements.

217

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Forward Foreign Currency Exchange Contracts (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
USD	10,407	BRL	59,500	04/02/26	Goldman Sachs	$(226)
USD	6,816	BRL	39,000	04/02/26	Goldman Sachs	(154)
USD	16,341	BRL	96,300	04/02/26	Goldman Sachs	(867)
USD	25,816	BRL	153,000	04/02/26	J.P. Morgan	(1,526)
USD	13,163	ZAR	231,031	04/22/26	Bank of America	(680)
USD	6,967	ZAR	123,241	05/06/26	BNP Paribas	(410)
USD	3,073	ZAR	53,449	05/13/26	Goldman Sachs	(124)
USD	7,720	ZAR	133,445	05/20/26	Bank of America	(259)
USD	2,834	BRL	16,400	07/02/26	Bank of America	(33)
USD	14,874	BRL	86,000	07/02/26	BNP Paribas	(159)
USD	11,061	BRL	64,000	07/02/26	BNP Paribas	(126)
USD	3,610	BRL	21,000	07/02/26	BNP Paribas	(61)
USD	4,135	BRL	24,000	07/02/26	BNP Paribas	(60)
USD	3,983	BRL	23,000	07/02/26	BNP Paribas	(37)
USD	4,625	BRL	27,000	07/02/26	Goldman Sachs	(95)
USD	27,900	BRL	161,000	07/02/26	Goldman Sachs	(242)
USD	4,636	BRL	27,000	07/02/26	Goldman Sachs	(83)
USD	7,372	BRL	43,000	07/02/26	Goldman Sachs	(145)
USD	9,983	BRL	58,000	07/02/26	Goldman Sachs	(156)
USD	1,889	BRL	11,000	07/02/26	J.P. Morgan	(34)
USD	14,121	BRL	81,000	07/02/26	J.P. Morgan	(38)
USD	3,879	PEN	13,131	07/06/26	Bank of America	(1)
USD	17,003	ZAR	300,975	07/22/26	Deutsche Bank	(905)
USD	2,406	ZAR	42,596	08/05/26	Bank of America	(125)
USD	10,001	ZAR	178,272	08/05/26	Goldman Sachs	(595)
USD	8,685	ZAR	151,275	08/19/26	Bank of America	(296)
USD	1,131	ZAR	20,304	10/28/26	BNP Paribas	(68)
USD	292	ZAR	5,242	11/04/26	Bank of America	(17)
USD	14,862	ZAR	260,492	11/18/26	J.P. Morgan	(493)

					Total Unrealized Depreciation	(28,423)

					Net Unrealized Depreciation	$(18,778)

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CLP	Chilean Peso

COP	Colombian Peso

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen
KRW	Korean Won

KWD	Kuwaiti Dinar

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PEN	Peruvian Sol

TRY	Turkish Lira

TWD	Taiwan New Dollar

USD	United States Dollar

ZAR	South African Rand

The accompanying notes are an integral part of these financial statements.

218

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
AT&T, Inc.	1.00%	Quarterly	6/20/2026	0.25%	$2,700	$1,168	$(1,158)	$10
AT&T, Inc.	1.00	Quarterly	6/20/2028	0.41	1,300	(7)	25	18
Boeing Co.	1.00	Quarterly	12/20/2030	0.65	4,600	71	3	74
CDX.EM.36	1.00	Quarterly	12/20/2026	0.40	25,760	(1)	158	157
CDX.EM.38	1.00	Quarterly	12/20/2027	0.59	2,400	27	(7)	20
CDX.EM.39	5.00	Quarterly	6/20/2028	0.70	800	(363)	369	6
CDX.EM.40	1.00	Quarterly	12/20/2028	0.80	3,200	(138)	158	20
CDX.EM.41	1.00	Quarterly	6/20/2029	0.90	600	(23)	25	2
CDX.EM.42	1.00	Quarterly	12/20/2029	0.99	600	(17)	18	1
CDX.EM.43	1.00	Quarterly	6/20/2030	1.13	100	(4)	3	(1)
CDX.EM.44	1.00	Quarterly	12/20/2030	1.24	500	(11)	6	(5)
CDX.NA.HY.39	5.00	Quarterly	12/20/2027	1.92	873	(417)	469	52
CDX.NA.HY.40	5.00	Quarterly	6/20/2028	2.10	1,568	558	(450)	108
CDX.NA.HY.41	5.00	Quarterly	12/20/2028	2.28	495	(2)	40	38
CDX.NA.HY.43	5.00	Quarterly	12/20/2029	2.81	31,400	1,409	1,028	2,437
CDX.NA.HY.44	5.00	Quarterly	6/20/2030	2.92	10,400	(252)	1,093	841
CDX.NA.HY.45	5.00	Quarterly	12/20/2030	3.16	256,500	19,542	432	19,974
Ford Motor Credit Co. LLC	5.00	Quarterly	6/20/2026	0.43	9,100	(385)	594	209

						$21,155	$2,806	$23,961

Over-the-Counter Credit Default Swaps – Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
BNP Paribas	Colombia Government International	1.00%	Quarterly	12/20/2027	1.16%	$600	$(54)	$52	$(2)
Goldman Sachs	Colombia Government International	1.00	Quarterly	6/20/2027	1.08	1,900	52	(54)	(2)
Goldman Sachs	Colombia Government International	1.00	Quarterly	12/20/2027	1.16	800	(71)	69	(2)
J.P. Morgan	Colombia Government International	1.00	Quarterly	12/20/2026	0.90	1,400	(66)	67	1
J.P. Morgan	Colombia Government International (1)	1.00	Quarterly	6/20/2027	1.08	400	(15)	15	(0)
Morgan Stanley	Colombia Government International	1.00	Quarterly	6/20/2027	1.08	900	29	(30)	(1)
Morgan Stanley	Colombia Government International	1.00	Quarterly	12/20/2027	1.16	1,000	(88)	87	(1)
Goldman Sachs	Mexico Government International	1.00	Quarterly	12/20/2028	0.53	200	(2)	5	3
J.P. Morgan	Mexico Government International (1)	1.00	Quarterly	6/20/2026	0.22	100	(1)	1	0
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2026	0.29	500	498	(493)	5
Morgan Stanley	Mexico Government International	1.00	Quarterly	6/20/2027	0.36	400	(4)	8	4

The accompanying notes are an integral part of these financial statements.

219

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Over-the-Counter Credit Default Swaps – Sell Protection (Continued)

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Morgan Stanley	Mexico Government International	1.00%	Quarterly	6/20/2028	0.48%		$300	$(7)	$11	$4
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2028	0.53		1,100	(12)	26	14
Deutsche Bank	Pemex	4.75	Quarterly	7/6/2026	N/A		2,347	—	28	28
Deutsche Bank	Pemex	4.85	Quarterly	7/6/2026	N/A		4,695	—	58	58
Bank of America	iTraxx Europe Crossover Series 44 Version 1 Index	5.00	Quarterly	12/20/2030	0.58	EUR	20,100	4,555	185	4,740
BNP Paribas	iTraxx Europe Crossover Series 44 Version 1 Index	5.00	Quarterly	12/20/2030	0.58		10,400	2,391	62	2,453
J.P. Morgan	iTraxx Europe Crossover Series 44 Version 1 Index	5.00	Quarterly	12/20/2030	0.58		9,800	2,251	60	2,311

								$9,456	$157	$9,613

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
0.50%	6 Month EURIBOR	Received	Semi-Annual	6/17/2050	EUR	9,000	$(187)	$5,202	$5,015
0.83	6 Month EURIBOR	Received	Semi-Annual	12/9/2052		158,000	951	22,984	23,935
1.25	3 Month SOFR	Received	Quarterly	12/16/2050		$48,900	4,778	19,864	24,642
1.50	3 Month SOFR	Received	Quarterly	6/17/2050		81,200	(14,464)	51,797	37,333
2.25	3 Month SOFR	Received	Quarterly	3/12/2050		3,200	(10)	1,087	1,077
2.75	1 Year SOFR	Received	Annual	6/21/2053		91,000	8,330	13,869	22,199
3.00	6 Month EURIBOR	Paid	Semi-Annual	3/18/2056	EUR	7,876	41	(510)	(469)
3.15	1 Year SOFR	Received	Annual	11/15/2053		$172,200	—	29,517	29,517
3.16	1 Year SOFR	Received	Annual	11/15/2053		49,800	—	8,482	8,482
3.17	1 Year SOFR	Received	Annual	11/15/2053		108,000	—	18,147	18,147
3.25	1 Year SOFR	Received	Annual	12/20/2053		129,000	6,209	13,758	19,967
3.25	1 Year SOFR	Received	Annual	3/19/2055		97,500	14,331	1,768	16,099
3.25	1 Year SOFR	Received	Annual	3/19/2055		109,700	15,680	2,433	18,113
3.50	1 Year SOFR	Received	Annual	6/20/2054		87,200	6,831	3,430	10,261
3.50	1 Year SOFR	Received	Annual	12/18/2054		133,200	(5,736)	20,938	15,202
3.50	1 Year SOFR	Received	Annual	9/17/2055		74,600	7,421	1,255	8,676
3.75	Sterling Overnight Index Average	Paid	Annual	9/17/2030	GBP	195,400	(294)	1,374	1,080
3.75	1 Year SOFR	Received	Annual	12/17/2030		$31,380	(678)	269	(409)
3.75	1 Year SOFR	Received	Annual	9/17/2032		230,400	(5,735)	3,727	(2,008)
3.75	1 Year SOFR	Received	Annual	12/17/2032		101,940	(2,007)	1,094	(913)
3.75	1 Year SOFR	Received	Annual	9/17/2035		147,600	(2,569)	3,115	546
3.75	1 Year SOFR	Received	Annual	12/17/2035		22,630	(381)	473	92
3.98	1 Year SOFR	Received	Annual	11/15/2053		41,500	867	574	1,441
4.00	Sterling Overnight Index Average	Received	Annual	9/17/2035	GBP	14,800	311	(346)	(35)
4.09	1 Year SOFR	Received	Annual	11/15/2053		$118,647	207	1,781	1,988
4.50	6 Month Australian Bank Bill	Paid	Semi-Annual	6/18/2035	AUD	31,900	607	(1,009)	(402)
4.50	Sterling Overnight Index Average	Received	Annual	9/17/2055	GBP	540	25	(32)	(7)
4.75	3 Month FRA New Zealand Bank Bill	Paid	Quarterly	6/19/2029	NZD	41,300	296	864	1,160
8.00	3 Month ZAR SAJIBOR (1)	Paid	Quarterly	1/3/2031	ZAR	36,500	0	135	135
8.00	3 Month ZAR SAJIBOR (1)	Paid	Quarterly	1/6/2031		36,500	(0)	135	135
8.01	3 Month ZAR SAJIBOR (1)	Paid	Quarterly	1/7/2031		35,600	(0)	133	133

The accompanying notes are an integral part of these financial statements.

220

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Centrally Cleared Interest Rate Swaps—(Continued)

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
8.03	3 Month ZAR SAJIBOR (1)	Paid	Quarterly	1/7/2031	ZAR	35,600	$(0)	$135	$135
8.05	3 Month ZAR SAJIBOR (1)	Paid	Quarterly	1/7/2031		35,600	(0)	137	137
8.06	3 Month ZAR SAJIBOR (1)	Paid	Quarterly	1/7/2031		35,600	(0)	138	138
8.06	3 Month ZAR SAJIBOR (1)	Paid	Quarterly	1/8/2031		108,600	(0)	421	421
8.08	3 Month ZAR SAJIBOR (1)	Paid	Quarterly	1/8/2031		50,600	(0)	199	199
8.20	3 Month ZAR SAJIBOR (1)	Paid	Quarterly	1/10/2031		181,200	(0)	771	771
8.99	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/18/2029	MXN	54,600	—	148	148
9.02	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/17/2029		73,700	—	204	204
9.11	Mexico Interbank TIIE 28 Day	Paid	Lunar	3/13/2030		285,500	—	861	861
9.14	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2029		105,900	—	324	324
9.15	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/31/2029		102,500	—	316	316
10.33	Overnight Brazilian Interbank Deposit Rate	Paid	Daily	1/4/2027	BRL	429,570	—	(6,461)	(6,461)
13.29	Overnight Brazilian Interbank Deposit Rate	Paid	Daily	1/2/2029		144,700	(8)	(112)	(120)
13.35	Overnight Brazilian Interbank Deposit Rate	Paid	Daily	1/2/2029		288,800	22	(138)	(116)
13.93	Overnight Brazilian Interbank Deposit Rate	Paid	Daily	1/4/2027		221,000	11	(194)	(183)
14.01	Overnight Brazilian Interbank Deposit Rate	Paid	Daily	1/4/2027		157,200	—	(92)	(92)

							$34,849	$222,965	$257,814

Lunar – payment frequency equal periods of 28 days (a lunar month).

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

EURIBOR	Euro Interbank Offered Rate

SAJIBOR	South African Johannesburg Interbank Offered Rate

SOFR	Secured Overnight Financing Rate

TIIE	Interbank Equilibrium Interest Rate

Reverse Repurchase Agreements

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	Value at December 31, 2025
Barclays Bank Plc Wholesale (1)	EUR	305	1.65	6/17/2027	$362

					$362

(1)	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on December 31, 2025.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Government Bonds – Other Government related	$383	$—	$—	$—	$383

Total	$383	$—	$—	$—	$383

The accompanying notes are an integral part of these financial statements.

221

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS – 95.99%
Alabama – 5.49%
Alabama Federal Aid Highway Finance Authority
5.00%, 09/01/2036	$2,500	$2,913
5.00%, 09/01/2037	1,750	2,022
Alabama Highway Authority
5.00%, 09/01/2037	6,825	7,910
5.00%, 09/01/2040	1,675	1,890
Alabama Housing Finance Authority
4.45%, 08/01/2045	3,500	3,506
5.75%, 10/01/2055	4,450	4,873
5.75%, 04/01/2056	6,410	7,041
Alabama Public School & College Authority
5.00%, 11/01/2035	6,400	6,988
Alabama Special Care Facilities Financing Authority-Birmingham AL
5.00%, 06/01/2039	1,000	1,114
5.25%, 06/01/2042	1,100	1,218
Alabama State University
5.50%, 09/01/2045	2,000	2,170
Baldwin County Industrial Development Authority
4.63%, 06/01/2055 (1)(2)	11,350	11,399
5.00%, 06/01/2055 (1)(2)	12,050	12,285
Bessemer Governmental Utility Services Corp.
5.00%, 06/01/2039	3,000	3,071
Birmingham Airport Authority
5.00%, 07/01/2028	700	741
5.00%, 07/01/2032	300	329
5.00%, 07/01/2034	800	871
Black Belt Energy Gas District
3.67% (SIFMA Municipal Swap Index Yield + 0.35%), 10/01/2052 (3)	1,955	1,938
3.97% (SIFMA Municipal Swap Index Yield + 0.65%), 04/01/2053 (3)	22,705	22,438
4.00%, 07/01/2052 (1)	3,570	3,599
4.00%, 10/01/2052 (1)	35,700	35,850
4.00%, 12/01/2052 (1)	5,930	6,069
4.00%, 04/01/2053 (1)	8,000	8,063
5.00%, 06/01/2027	1,585	1,635
5.00%, 06/01/2028	2,270	2,390
5.00%, 09/01/2028	3,000	3,127
5.00%, 07/01/2030	3,200	3,407
5.00%, 07/01/2031	1,035	1,110
5.00%, 11/01/2034	2,125	2,285
5.00%, 10/01/2035	13,635	14,438
5.00%, 10/01/2035	58,400	60,152
5.00%, 03/01/2055 (1)	15,345	16,406
5.00%, 12/01/2055 (1)	20,000	21,388
5.00%, 12/01/2055 (1)	36,250	38,910
5.25%, 06/01/2027	1,300	1,332
5.25%, 12/01/2027	1,170	1,210
5.25%, 06/01/2028	1,540	1,603
5.25%, 12/01/2028	1,275	1,338
5.25%, 12/01/2053 (1)	15,080	16,243
5.25%, 01/01/2054 (1)	8,115	8,713
5.25%, 05/01/2055 (1)	15,925	17,296
5.50%, 06/01/2049 (1)	6,970	7,354
5.50%, 11/01/2053 (1)	18,190	19,095
Chilton County Health Care Authority
5.00%, 11/01/2035	1,150	1,151
City of Gadsden AL
5.00%, 10/01/2038	1,130	1,270

The accompanying notes are an integral part of these financial statements.

222

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Alabama – 5.49% – (continued)
City of Guntersville AL
5.00%, 02/01/2038	$260	$290
City of Sheffield AL Water & Sewer Revenue
4.00%, 10/01/2032	560	579
Clarke-Mobile Counties Gas District
5.00%, 10/01/2032	1,660	1,880
5.00%, 10/01/2033	1,740	1,990
5.00%, 10/01/2034	1,825	2,106
County of Jefferson AL
5.00%, 09/15/2032	1,000	1,026
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2028	2,000	2,111
5.00%, 10/01/2036	6,000	6,650
5.00%, 10/01/2037	6,000	6,596
5.00%, 10/01/2038	2,980	3,259
5.00%, 10/01/2039	4,420	4,801
5.25%, 10/01/2040	1,600	1,755
5.25%, 10/01/2049	8,180	8,448
5.50%, 10/01/2053	2,725	2,850
Energy Southeast A Cooperative District
5.00%, 12/01/2027	250	257
5.00%, 06/01/2028	240	248
5.00%, 12/01/2029	1,250	1,319
5.00%, 03/01/2030	2,680	2,792
5.00%, 12/01/2030	120	129
5.00%, 09/01/2033	26,000	26,947
5.00%, 11/01/2035	17,595	18,642
5.25%, 07/01/2054 (1)	27,215	29,612
5.50%, 11/01/2053 (1)	7,500	8,194
5.75%, 04/01/2054 (1)	3,700	4,098
Guntersville Water Works & Sewer Board
5.00%, 08/01/2034	200	222
5.00%, 08/01/2035	200	221
5.00%, 08/01/2038	605	657
5.00%, 08/01/2039	500	541
Health Care Authority of the City of Huntsville
5.00%, 06/01/2036	2,600	2,777
5.00%, 06/01/2037	5,115	5,433
5.00%, 06/01/2053 (1)	12,255	13,233
Homewood Educational Building Authority
4.00%, 12/01/2038	1,385	1,313
5.25%, 10/01/2039	1,220	1,286
5.50%, 10/01/2049	1,755	1,777
5.50%, 10/01/2054	1,420	1,432
Jacksonville Public Educational Building Authority
5.25%, 08/01/2049	4,250	4,403
Lower Alabama Gas District
5.00%, 12/01/2033	33,510	35,421
Mobile County Board of School Commissioners
5.00%, 03/01/2028	1,030	1,034
Montgomery County Public Facilities Authority
4.00%, 03/01/2035	1,000	987
Prichard Water Works & Sewer Board
2.25%, 11/01/2027 (4)(5)	210	137
2.38%, 11/01/2028 (4)(5)	550	358
Southeast Alabama Gas Supply District
5.00%, 06/01/2049 (1)	37,735	40,487
5.00%, 08/01/2054 (1)	37,700	40,470

The accompanying notes are an integral part of these financial statements.

223

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Alabama – 5.49% – (continued)
Southeast Energy Authority A Cooperative District
5.00%, 02/01/2029	$885	$931
5.00%, 08/01/2029	1,125	1,193
5.00%, 10/01/2030	115,020	123,570
5.00%, 09/01/2035	30,130	32,688
5.00%, 11/01/2035	26,240	27,862
5.00%, 05/01/2053 (1)	13,125	13,586
5.00%, 01/01/2054 (1)	16,825	17,790
5.00%, 05/01/2055 (1)	18,840	20,163
5.00%, 10/01/2055 (1)	43,975	47,509
5.00%, 01/01/2056 (1)	28,770	29,976
5.25%, 11/01/2026	1,520	1,547
5.25%, 03/01/2055 (1)	24,095	25,424
5.50%, 01/01/2053 (1)	16,020	17,173
State of Alabama Docks Department
5.00%, 10/01/2028	2,000	2,059
5.00%, 10/01/2029	3,500	3,599
5.00%, 10/01/2032	2,500	2,562
Town of Pike Road AL
5.00%, 03/01/2048	7,415	7,690
Tuscaloosa County Industrial Development Authority
5.25%, 05/01/2044 (2)	7,925	7,942
University of South Alabama
5.00%, 11/01/2033	1,000	1,012

Total Alabama		1,063,195

Alaska – 0.23%
Alaska Housing Finance Corp.
3.00%, 06/01/2051	755	743
5.00%, 12/01/2031	3,500	3,687
Alaska Municipal Bond Bank Authority
5.00%, 12/01/2028	360	379
5.25%, 12/01/2036	930	1,037
5.25%, 12/01/2037	975	1,078
5.50%, 12/01/2050	1,000	1,048
Alaska Railroad Corp.
5.50%, 10/01/2030	700	772
5.50%, 10/01/2032	200	227
5.50%, 10/01/2033	1,500	1,719
5.50%, 10/01/2035	1,200	1,394
5.50%, 10/01/2037	2,050	2,341
5.50%, 10/01/2039	1,400	1,576
5.50%, 10/01/2041	1,775	1,957
5.50%, 10/01/2042	2,000	2,181
5.50%, 10/01/2043	500	540
5.50%, 10/01/2044	3,185	3,409
5.50%, 10/01/2045	2,100	2,231
Borough of North Slope AK
5.00%, 06/30/2026	500	506
Municipality of Anchorage AK
4.00%, 09/01/2040	1,500	1,513
5.50%, 02/01/2035	2,370	2,740
5.50%, 02/01/2038	2,795	3,166
5.50%, 02/01/2043	3,680	4,020
5.50%, 02/01/2045	1,405	1,513
Northern Tobacco Securitization Corp.
4.00%, 06/01/2050	765	742
4.00%, 06/01/2050	3,145	2,622

The accompanying notes are an integral part of these financial statements.

224

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Alaska – 0.23% – (continued)
State of Alaska
5.00%, 08/01/2035	$1,000	$1,175

Total Alaska		44,316

Arizona – 1.27%
Arizona Board of Regents
5.00%, 07/01/2042	500	501
Arizona Health Facilities Authority
3.57% (SIFMA Municipal Swap Index Yield + 0.25%), 01/01/2046 (3)	2,950	2,934
Arizona Industrial Development Authority
2.65%, 07/01/2026	85	84
3.00%, 12/15/2031 (2)	280	265
3.55%, 07/15/2029	695	682
3.63%, 05/20/2033	1,769	1,754
4.00%, 07/15/2027 (2)	125	125
5.00%, 02/01/2034	2,585	2,872
5.00%, 11/01/2035	1,100	1,142
5.00%, 11/01/2039	1,000	1,026
5.00%, 01/01/2042 (1)	16,805	17,077
5.00%, 10/01/2044 (1)	6,120	6,140
5.25%, 11/01/2053	5,475	5,576
6.00%, 07/01/2037 (2)	3,500	3,600
Chandler Industrial Development Authority
3.80%, 12/01/2035 (1)	13,850	14,005
4.00%, 06/01/2049 (1)	10,245	10,386
5.00%, 09/01/2042 (1)	1,000	1,019
5.00%, 09/01/2052 (1)	16,210	16,520
City of Buckeye AZ
5.00%, 07/01/2039	1,270	1,449
City of Mesa AZ
5.00%, 07/01/2042	2,720	3,003
City of Mesa AZ Utility System Revenue
5.00%, 07/01/2036	3,900	4,536
5.00%, 07/01/2037	4,000	4,611
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2026	1,675	1,692
5.00%, 07/01/2027	3,000	3,091
5.00%, 07/01/2028	1,070	1,128
5.00%, 07/01/2028	4,440	4,659
5.00%, 07/01/2029	725	775
5.00%, 07/01/2030	1,000	1,075
5.00%, 07/01/2031	725	778
5.00%, 07/01/2032	120	129
5.00%, 07/01/2034	1,650	1,898
5.00%, 07/01/2035	1,885	2,156
5.00%, 07/01/2035	3,000	3,029
5.00%, 07/01/2036	3,000	3,077
5.00%, 07/01/2037	1,500	1,536
Gilbert Water Resource Municipal Property Corp.
5.00%, 07/15/2033	1,920	2,189
5.00%, 07/15/2034	1,785	2,026
Glendale Industrial Development Authority
5.00%, 05/15/2056	1,375	1,172
Industrial Development Authority of the City of Phoenix Arizona
3.35%, 12/01/2027	3,840	3,865
5.00%, 07/01/2033	415	430
5.00%, 07/01/2034	765	790
5.00%, 12/01/2035	1,415	1,508
5.00%, 07/01/2036	1,500	1,500

The accompanying notes are an integral part of these financial statements.

225

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Arizona – 1.27% – (continued)
5.00%, 07/01/2036 (2)	$5,000	$5,008
5.00%, 07/01/2038	1,295	1,319
5.00%, 10/15/2044	5,775	6,045
5.13%, 02/01/2034	2,505	2,461
5.38%, 02/01/2041	3,580	3,380
Industrial Development Authority of the County of Yavapai
4.25%, 03/01/2028	5,000	5,033
5.00%, 09/01/2034 (2)	1,165	1,165
Maricopa County & Phoenix Industrial Development Authorities
6.25%, 03/01/2055	5,595	6,246
Maricopa County Industrial Development Authority
4.25%, 12/01/2031 (1)	10,580	10,664
4.38%, 05/01/2033 (2)	4,000	3,935
5.00%, 12/01/2034	1,630	1,836
5.00%, 12/01/2035	2,495	2,792
5.00%, 12/01/2036	1,765	1,961
5.00%, 12/01/2037	690	760
5.00%, 01/01/2038	4,000	4,066
5.00%, 12/01/2038	930	1,019
5.00%, 09/01/2042	3,205	3,271
5.00%, 01/01/2046 (1)	3,210	3,238
5.00%, 07/01/2047	2,000	2,022
5.00%, 01/01/2053 (1)	10,000	10,867
Maricopa County Special Health Care District
4.00%, 07/01/2035	805	838
5.00%, 07/01/2033	6,555	7,299
5.00%, 07/01/2034	970	1,017
Pima County Unified School District No 6 Marana
5.00%, 07/01/2042	1,100	1,184
5.00%, 07/01/2043	860	919
Pinal County Industrial Development Authority
5.50%, 10/01/2033 (2)	1,000	1,052
Salt River Project Agricultural Improvement & Power District
4.00%, 01/01/2041	4,680	4,704
5.00%, 01/01/2033	1,000	1,046
5.00%, 01/01/2038	3,985	4,056
Tucson Industrial Development Authority/Pima County Industrial Development Auth
5.50%, 01/01/2056	3,690	4,031
Yuma Industrial Development Authority
4.00%, 08/01/2049	1,195	1,091
5.00%, 08/01/2038	1,250	1,386
5.00%, 08/01/2040	875	952
5.25%, 08/01/2043	1,045	1,136
5.25%, 08/01/2044	420	452

Total Arizona		246,061

Arkansas – 0.44%
Arkansas Development Finance Authority
3.13%, 07/01/2036	180	130
3.88%, 10/15/2065 (1)	4,750	4,754
4.00%, 07/01/2027	220	220
4.50%, 09/01/2049 (2)	11,530	11,190
5.00%, 02/01/2028	1,000	1,030
5.00%, 02/01/2030	530	558
5.00%, 02/01/2033	535	563
5.00%, 02/01/2035	650	675
5.00%, 02/01/2036	1,000	1,038
5.00%, 06/01/2050	3,000	3,164
5.50%, 01/01/2056	2,425	2,644

The accompanying notes are an integral part of these financial statements.

226

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Arkansas – 0.44% – (continued)
5.70%, 05/01/2053	$3,175	$3,219
6.88%, 07/01/2048 (2)	7,500	8,060
7.38%, 07/01/2048 (2)	8,400	9,103
Bentonville School District No 6
2.00%, 06/01/2034	1,265	1,113
2.00%, 06/01/2036	1,320	1,107
City of Blytheville AR
2.72%, 06/01/2028 (1)	10,500	10,500
City of Centerton AR Sales & Use Tax Revenue
4.00%, 11/01/2054	1,450	1,464
4.13%, 11/01/2049	1,400	1,359
City of Little Rock AR
3.63%, 02/01/2045	2,785	2,740
City of Marion AR Sales & Use Tax Revenue
4.75%, 11/01/2045	2,250	2,283
5.00%, 11/01/2034	745	826
5.00%, 11/01/2035	605	667
5.00%, 11/01/2036	855	934
City of Pine Bluff AR
4.50%, 12/20/2029 (2)	2,450	2,451
City of West Memphis AR Public Utility System Revenue
5.00%, 12/01/2035	495	540
5.00%, 12/01/2036	520	563
County of Phillips AR Sales & Use Tax Revenue
3.88%, 09/01/2043	415	396
County of Pulaski AR
5.00%, 03/01/2040	500	537
5.00%, 03/01/2042	1,225	1,293
Gravette School District No 20
2.00%, 06/01/2038	1,290	1,041
Jacksonville North Pulaski County School District
3.00%, 06/01/2038	1,755	1,626
Little Rock School District
2.00%, 02/01/2036	4,275	3,567
Springdale School District No 50
2.50%, 06/01/2038	3,245	2,708
Van Buren School District No 42
2.00%, 02/01/2037	1,010	825
2.00%, 02/01/2038	1,030	817

Total Arkansas		85,705

California – 6.80%
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	1,710	1,734
Aromas-San Juan Unified School District
0.00%, 08/01/2042	200	156
Bay Area Toll Authority
2.95%, 04/01/2047 (1)	1,070	1,069
3.73% (SIFMA Municipal Swap Index Yield + 0.41%), 04/01/2056 (3)	15,000	14,782
3.77% (SIFMA Municipal Swap Index Yield + 0.45%), 04/01/2056 (3)	10,000	9,986
Burbank-Glendale-Pasadena Airport Authority Brick Campaign
5.00%, 07/01/2033	5,515	6,180
5.00%, 07/01/2036	3,100	3,449
5.00%, 07/01/2037	1,010	1,115
5.25%, 07/01/2042	1,550	1,672
California Community Choice Financing Authority
4.00%, 02/01/2052 (1)	1,250	1,268
5.00%, 11/01/2029	450	480
5.00%, 11/01/2030	650	703

The accompanying notes are an integral part of these financial statements.

227

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 6.80% – (continued)
5.00%, 11/01/2033	$19,280	$20,959
5.00%, 12/01/2035	10,900	11,961
5.00%, 07/01/2053 (1)	12,010	12,620
5.00%, 01/01/2055 (1)	62,530	65,173
5.00%, 02/01/2055 (1)	15,000	16,094
5.00%, 08/01/2055 (1)	31,030	32,872
5.00%, 10/01/2055 (1)	12,500	12,961
5.00%, 11/01/2055 (1)	20,365	21,189
5.00%, 12/01/2055 (1)	31,040	32,946
5.00%, 01/01/2056 (1)	3,000	3,283
5.00%, 01/01/2056 (1)	9,930	10,462
5.00%, 03/01/2056 (1)	14,000	15,237
5.00%, 10/01/2056 (1)	15,400	16,793
5.25%, 01/01/2054 (1)	23,680	25,161
5.50%, 10/01/2054 (1)	4,930	5,380
California County Tobacco Securitization Agency
5.00%, 06/01/2026	215	217
California Enterprise Development Authority
3.50%, 08/01/2040	1,925	1,866
4.00%, 08/01/2040	4,355	4,367
California Health Facilities Financing Authority
4.00%, 03/01/2033	6,945	6,947
4.00%, 04/01/2035	1,930	1,985
4.00%, 04/01/2045	2,000	1,870
5.00%, 08/15/2034	125	127
5.00%, 10/01/2039 (1)	1,025	1,057
5.00%, 11/15/2061 (1)	5,100	5,458
California Housing Finance Agency
3.50%, 11/20/2035	7,517	7,447
4.00%, 03/20/2033	427	437
4.38%, 09/20/2036	3,102	3,216
4.95%, 08/01/2044	3,650	3,878
California Infrastructure & Economic Development Bank
1.20%, 12/01/2050 (1)	1,250	1,164
3.25%, 08/01/2029	1,580	1,593
5.00%, 07/01/2040	1,000	1,069
5.00%, 07/01/2041	4,150	4,383
5.00%, 07/01/2042	3,800	3,964
5.00%, 07/01/2043	2,850	2,940
5.00%, 07/01/2044	4,000	4,092
5.00%, 11/01/2044	555	560
5.25%, 07/01/2049	9,200	9,404
12.00%, 01/01/2065 (2)	37,035	27,406
California Municipal Finance Authority
0.00%, 11/20/2040 (1)	3,995	3,999
0.00%, 02/20/2041 (1)	18,781	17,583
3.15%, 08/01/2059 (1)	3,000	3,006
3.75%, 12/01/2035	2,500	2,500
3.88%, 03/01/2054 (1)	2,915	2,918
4.00%, 07/15/2029	6,900	6,931
4.38%, 09/01/2053 (1)	1,670	1,737
5.00%, 08/15/2029	1,000	1,042
5.00%, 11/01/2033	765	795
5.00%, 08/15/2034	1,065	1,098
5.00%, 05/15/2042	1,180	1,199
5.00%, 05/15/2043	1,530	1,547
5.00%, 12/01/2044	420	447
5.13%, 11/01/2040 (2)	445	464

The accompanying notes are an integral part of these financial statements.

228

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 6.80% – (continued)
5.13%, 12/01/2040	$1,500	$1,580
5.25%, 11/01/2034	1,000	1,044
California Pollution Control Financing Authority
4.25%, 12/01/2027	4,500	4,539
California Public Finance Authority
6.50%, 06/01/2054 (2)	330	323
California School Finance Authority
4.00%, 11/01/2031 (2)	500	502
4.00%, 11/01/2041 (2)	980	886
California State Public Works Board
5.00%, 08/01/2033	1,800	2,033
California Statewide Communities Development Authority
1.75%, 09/01/2029	750	705
4.00%, 09/02/2029	300	303
4.00%, 09/02/2031	300	305
4.25%, 09/01/2067 (1)	2,500	2,596
4.75%, 09/02/2033	455	466
5.00%, 04/01/2038 (1)	3,000	3,267
5.00%, 04/01/2046 (1)	2,150	2,341
California Statewide Financing Authority
6.00%, 05/01/2043	1,015	1,017
Castaic Lake Water Agency
0.00%, 08/01/2028	2,205	2,064
Central Unified School District
5.25%, 08/01/2050	1,100	1,158
5.25%, 08/01/2054	2,250	2,362
Central Valley Energy Authority
5.00%, 12/01/2055 (1)	20,695	22,543
City of Beaumont CA
5.00%, 09/01/2049	1,000	1,018
City of Los Angeles Department of Airports
4.00%, 05/15/2035	685	703
4.00%, 05/15/2036	800	816
4.00%, 05/15/2037	850	861
4.00%, 05/15/2038	460	483
4.00%, 05/15/2038	750	755
4.00%, 05/15/2039	775	777
4.00%, 05/15/2039	11,305	11,326
4.00%, 05/15/2040	750	742
4.00%, 05/15/2041	800	779
4.00%, 05/15/2041	20,190	19,662
5.00%, 05/15/2026	520	524
5.00%, 05/15/2028	1,150	1,207
5.00%, 05/15/2030	7,495	7,850
5.00%, 05/15/2031	2,325	2,431
5.00%, 05/15/2033	1,600	1,781
5.00%, 05/15/2034	130	143
5.00%, 05/15/2035	1,510	1,592
5.00%, 05/15/2035	9,725	10,014
5.00%, 05/15/2036	145	160
5.00%, 05/15/2036	1,310	1,317
5.00%, 05/15/2036	2,515	2,604
5.00%, 05/15/2036	2,585	2,817
5.00%, 05/15/2036	12,320	14,001
5.00%, 05/15/2037	2,000	2,154
5.00%, 05/15/2041	2,255	2,366
5.00%, 05/15/2041	9,890	9,918
5.00%, 05/15/2041	16,000	18,283

The accompanying notes are an integral part of these financial statements.

229

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 6.80% – (continued)
5.25%, 05/15/2042	$4,105	$4,489
5.25%, 05/15/2044	9,350	10,038
5.50%, 05/15/2036	3,500	3,933
City of Rancho Cordova CA
5.00%, 09/01/2035	1,155	1,290
5.00%, 09/01/2036	1,255	1,390
5.00%, 09/01/2037	2,705	2,982
City of Rocklin CA
4.00%, 09/01/2043	1,500	1,501
City of San Jose CA
4.70%, 09/01/2040	1,825	1,943
City of San Mateo CA
5.25%, 09/01/2035	2,930	3,322
City of West Sacramento CA Enhanced Infrastructure Financing District No 1
5.00%, 09/01/2045	1,000	1,070
Corona Community Facilities District
5.00%, 09/01/2027	100	103
5.25%, 09/01/2034	185	201
County of Los Angeles CA Community Facilities District No 2021-01
5.00%, 09/01/2029	150	160
5.00%, 09/01/2031	225	244
5.00%, 09/01/2034	335	359
5.00%, 09/01/2036	560	598
County of Placer CA Community Facilities District
4.00%, 09/01/2046	2,450	2,182
County of Sacramento CA Airport System Revenue
5.00%, 07/01/2035	500	566
5.00%, 07/01/2038	1,750	1,932
5.00%, 07/01/2039	2,375	2,603
5.00%, 07/01/2040	2,500	2,705
County of San Diego CA
5.00%, 11/01/2030	2,330	2,334
County of Santa Barbara CA
5.00%, 12/01/2037	2,000	2,078
CSCDA Community Improvement Authority
3.00%, 09/01/2056 (2)	6,565	4,464
East Bay Municipal Utility District Water System Revenue
5.00%, 06/01/2038	2,500	2,835
Fontana Unified School District
2.38%, 08/01/2044	1,500	1,039
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2066	45,390	4,432
Indian Wells Redevelopment Agency Successor Agency
5.00%, 09/01/2033	2,185	2,221
Inglewood Unified School District
5.50%, 08/01/2041	1,800	2,103
Los Angeles Community College District
4.00%, 08/01/2036	10,020	10,055
5.00%, 08/01/2032	5,000	5,881
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2030	2,520	2,526
Los Angeles Department of Water & Power
5.00%, 07/01/2027	1,210	1,254
5.00%, 07/01/2027	1,455	1,509
5.00%, 07/01/2027	2,265	2,348
5.00%, 07/01/2029	1,295	1,397
5.00%, 07/01/2029	1,570	1,694
5.00%, 07/01/2029	1,895	2,045

The accompanying notes are an integral part of these financial statements.

230

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 6.80% – (continued)
5.00%, 07/01/2029	$2,510	$2,708
5.00%, 07/01/2029	3,610	3,813
5.00%, 07/01/2030	5,750	6,257
5.00%, 07/01/2031	330	362
5.00%, 07/01/2032	200	206
5.00%, 07/01/2032	205	216
5.00%, 07/01/2032	265	276
5.00%, 07/01/2032	250	283
5.00%, 07/01/2032	1,010	1,084
5.00%, 07/01/2032	1,305	1,307
5.00%, 07/01/2032	1,840	1,974
5.00%, 07/01/2032	2,010	2,274
5.00%, 07/01/2032	11,770	13,314
5.00%, 07/01/2033	365	390
5.00%, 07/01/2033	740	785
5.00%, 07/01/2033	1,745	1,833
5.00%, 07/01/2033	3,425	3,909
5.00%, 07/01/2033	5,605	6,397
5.00%, 07/01/2034	130	139
5.00%, 07/01/2034	630	667
5.00%, 07/01/2034	820	836
5.00%, 07/01/2034	1,430	1,649
5.00%, 07/01/2034	2,000	2,306
5.00%, 07/01/2034	2,270	2,424
5.00%, 07/01/2035	195	204
5.00%, 07/01/2035	215	215
5.00%, 07/01/2035	525	578
5.00%, 07/01/2035	1,815	2,070
5.00%, 07/01/2035	2,375	2,763
5.00%, 07/01/2036	185	200
5.00%, 07/01/2036	1,000	1,018
5.00%, 07/01/2036	1,000	1,152
5.00%, 07/01/2036	3,445	3,880
5.00%, 07/01/2037	160	167
5.00%, 07/01/2037	465	465
5.00%, 07/01/2037	1,025	1,153
5.00%, 07/01/2037	1,105	1,170
5.00%, 07/01/2037	2,780	3,108
5.00%, 07/01/2038	605	677
5.00%, 07/01/2038	1,000	1,136
5.00%, 07/01/2039	290	313
5.00%, 07/01/2039	775	843
5.00%, 07/01/2039	1,610	1,718
5.00%, 07/01/2040	820	820
5.00%, 07/01/2040	1,000	1,115
5.00%, 07/01/2040	1,970	2,112
5.00%, 07/01/2040	2,465	2,613
5.00%, 07/01/2042	1,000	1,087
5.00%, 07/01/2042	6,250	6,796
5.00%, 07/01/2043	595	626
5.00%, 07/01/2043	1,365	1,455
5.00%, 07/01/2043	1,750	1,884
5.00%, 07/01/2044	510	538
5.00%, 07/01/2045	605	633
5.00%, 07/01/2045	6,000	6,332
5.00%, 07/01/2047	4,805	4,839
5.00%, 07/01/2053	1,000	1,035
5.25%, 07/01/2045	2,000	2,154

The accompanying notes are an integral part of these financial statements.

231

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 6.80% – (continued)
Los Angeles Department of Water & Power Water System Revenue
4.00%, 07/01/2027	$360	$367
5.00%, 07/01/2027	590	590
5.00%, 07/01/2028	5,510	5,635
5.00%, 07/01/2033	1,730	1,817
5.00%, 07/01/2037	3,320	3,641
5.00%, 07/01/2038	230	257
5.00%, 07/01/2038	390	390
5.00%, 07/01/2040	8,500	9,488
5.00%, 07/01/2041	785	785
5.00%, 07/01/2042	2,500	2,729
5.00%, 07/01/2043	600	631
5.00%, 07/01/2046	2,950	2,950
Los Angeles Unified School District
4.00%, 07/01/2036	6,190	6,459
5.00%, 07/01/2033	5,450	6,483
5.25%, 07/01/2042	4,000	4,156
5.25%, 07/01/2042	9,000	9,359
Madera Unified School District
4.00%, 08/01/2044	1,250	1,228
Napa Valley Community College District
4.00%, 08/01/2033	2,500	2,502
Norman Y Mineta San Jose International Airport SJC
5.00%, 03/01/2030	1,700	1,737
Northern California Energy Authority
5.00%, 08/01/2027	1,000	1,030
5.00%, 08/01/2029	1,600	1,704
5.00%, 08/01/2030	2,500	2,666
Northern California Gas Authority No 1
3.57% (3 Month Term SOFR + 0.72%), 07/01/2027 (3)	1,670	1,673
Oakland Unified School District/Alameda County
4.00%, 08/01/2046	2,815	2,718
Paradise Unified School District
5.25%, 05/01/2048	2,720	2,750
Port of Oakland
5.00%, 05/01/2026	5	5
5.00%, 05/01/2026	1,165	1,173
5.00%, 05/01/2028	20	21
5.00%, 05/01/2028	1,855	1,943
5.00%, 05/01/2029	5	5
5.00%, 05/01/2029	1,870	1,996
5.00%, 11/01/2029	1,875	2,020
Regents of the University of California Medical Center Pooled Revenue
5.00%, 05/15/2039	15,000	16,665
Romoland School District
5.00%, 09/01/2043	440	457
Sacramento City Financing Authority
0.00%, 12/01/2029	1,300	1,161
Sacramento City Unified School District
5.50%, 08/01/2047	7,210	7,615
San Diego County Regional Airport Authority
5.00%, 07/01/2030	205	222
5.00%, 07/01/2037	6,000	6,435
5.00%, 07/01/2038	6,100	6,512
5.00%, 07/01/2039	1,315	1,433
5.00%, 07/01/2040	1,235	1,331
5.25%, 07/01/2041	3,000	3,311
5.25%, 07/01/2050	500	524

The accompanying notes are an integral part of these financial statements.

232

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 6.80% – (continued)
San Francisco City & County Airport Comm-San Francisco International Airport
5.00%, 05/01/2028	$17,500	$18,354
5.00%, 05/01/2032	14,000	15,589
5.00%, 05/01/2033	40,000	44,961
5.00%, 05/01/2037	945	988
5.00%, 05/01/2037	5,000	5,293
5.00%, 05/01/2039	10,315	11,261
5.00%, 05/01/2041	1,000	1,002
5.25%, 05/01/2041	765	835
5.25%, 05/01/2042	5,920	6,400
5.25%, 05/01/2043	2,090	2,243
5.25%, 05/01/2044	2,490	2,647
San Joaquin Hills Transportation Corridor Agency
5.25%, 01/15/2044	635	635
5.25%, 01/15/2049	1,630	1,631
San Joaquin Valley Clean Energy Authority
5.00%, 07/01/2032	1,150	1,254
5.00%, 07/01/2033	1,100	1,208
5.00%, 07/01/2034	1,000	1,104
5.00%, 07/01/2035	1,000	1,099
5.50%, 01/01/2056 (1)	5,935	6,701
Southern California Public Power Authority
5.00%, 07/01/2031	950	1,066
5.00%, 07/01/2033	4,500	5,192
5.00%, 07/01/2035	1,210	1,372
5.00%, 07/01/2036	800	913
5.00%, 07/01/2039	735	823
5.00%, 07/01/2040	1,600	1,793
5.00%, 07/01/2043	1,870	2,000
5.00%, 07/01/2053 (1)	4,500	4,757
5.25%, 07/01/2043	1,700	1,873
5.25%, 07/01/2044	1,200	1,309
State of California
4.00%, 10/01/2033	2,900	3,093
4.00%, 11/01/2036	2,735	2,860
5.00%, 08/01/2029	935	948
5.00%, 09/01/2029	370	376
5.00%, 11/01/2029	3,170	3,322
5.00%, 04/01/2035	980	1,042
5.00%, 09/01/2035	1,365	1,560
5.00%, 03/01/2036	7,275	8,624
5.00%, 03/01/2037	7,830	9,200
5.00%, 08/01/2037	15,000	17,419
5.00%, 10/01/2037	15,000	16,668
5.00%, 09/01/2041	7,200	7,791
5.00%, 09/01/2041	14,000	15,591
5.00%, 10/01/2041	19,860	21,380
5.00%, 09/01/2042	15,000	16,324
State of California Department of Water Resources
5.00%, 12/01/2033	8,530	9,647
University of California
5.00%, 05/15/2039	9,975	11,494
5.00%, 05/15/2039	20,000	22,467
5.00%, 05/15/2040	5,000	5,681
5.25%, 05/15/2040	5,250	6,079
5.50%, 05/15/2040	4,785	5,675

Total California		1,317,738

The accompanying notes are an integral part of these financial statements.

233

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 2.59%
Adams & Arapahoe Counties Joint School District 28J Aurora
5.25%, 12/01/2042	$1,000	$1,087
5.25%, 12/01/2044	3,285	3,511
Adams & Weld Counties School District No 27J Brighton
5.00%, 12/01/2037	1,100	1,135
5.00%, 12/01/2038	1,500	1,545
Adams 12 Five Star Schools
5.00%, 12/15/2028	2,050	2,096
Adams County School District No 14
5.50%, 12/01/2044	3,120	3,471
Arapahoe County School District No 5 Cherry Creek
2.00%, 12/15/2026	1,500	1,484
2.30%, 12/15/2028	2,500	2,445
Arkansas River Power Authority
5.00%, 10/01/2031	750	777
5.00%, 10/01/2032	2,645	2,735
5.00%, 10/01/2038	4,665	4,772
5.00%, 10/01/2043	5,000	5,055
Baseline Metropolitan District No 1
4.00%, 12/01/2046	705	672
4.25%, 12/01/2054	460	440
5.00%, 12/01/2028	580	617
5.00%, 12/01/2029	1,500	1,627
5.00%, 12/01/2031	1,000	1,110
5.00%, 12/01/2034	2,690	2,960
5.00%, 12/01/2036	1,500	1,638
5.00%, 12/01/2049	1,625	1,688
Brighton Crossing Metropolitan District No 4
5.00%, 12/01/2040	800	877
5.00%, 12/01/2041	1,015	1,100
Bromley Park Metropolitan District No 3
5.00%, 12/01/2031	465	509
5.00%, 12/01/2032	520	568
5.00%, 12/01/2033	255	278
5.00%, 12/01/2039	1,500	1,628
Canyons Metropolitan District No 5
5.00%, 12/01/2049	3,820	3,902
5.25%, 12/01/2059	750	776
Centennial Water & Sanitation District
5.25%, 12/01/2048	1,010	1,039
City & County of Denver CO Airport System Revenue
5.00%, 11/15/2027	8,200	8,533
5.00%, 12/01/2029	1,130	1,191
5.00%, 12/01/2031	4,000	4,204
5.00%, 11/15/2032	2,175	2,403
5.00%, 12/01/2036	13,060	13,536
5.00%, 12/01/2037	7,000	7,233
5.00%, 12/01/2043	6,000	6,077
5.50%, 11/15/2031	6,030	6,861
5.50%, 11/15/2032	1,660	1,916
5.50%, 11/15/2033	1,865	2,130
5.50%, 11/15/2042	2,760	2,992
5.75%, 11/15/2034	960	1,111
5.75%, 11/15/2035	890	1,024
5.75%, 11/15/2040	5,500	6,129
5.75%, 11/15/2041	1,300	1,437
City & County of Denver CO Pledged Excise Tax Revenue
5.00%, 08/01/2044	2,685	2,697

The accompanying notes are an integral part of these financial statements.

234

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 2.59% – (continued)
City of Brighton CO Water Activity Revenue
5.00%, 06/01/2052	$2,585	$2,663
City of Colorado Springs CO Utilities System Revenue
5.00%, 11/15/2039	4,500	5,149
5.25%, 11/15/2054	5,000	5,317
Colorado Bridge & Tunnel Enterprise
5.00%, 12/01/2042	1,300	1,420
5.00%, 12/01/2044	1,250	1,339
5.25%, 12/01/2040	1,235	1,401
5.25%, 12/01/2041	1,600	1,797
5.25%, 12/01/2049	2,340	2,488
Colorado Educational & Cultural Facilities Authority
4.00%, 06/01/2026	535	536
4.00%, 05/01/2036	75	74
5.00%, 06/01/2040	1,120	1,205
5.00%, 01/15/2044	1,115	1,162
5.00%, 06/01/2045	750	772
5.00%, 01/15/2049	2,075	2,132
Colorado Health Facilities Authority
2.45%, 05/15/2064 (1)	9,000	9,000
3.50%, 05/15/2030	1,400	1,378
4.00%, 11/15/2043	8,150	7,689
4.00%, 08/01/2044	1,520	1,378
5.00%, 11/01/2026	1,330	1,354
5.00%, 08/01/2027	1,000	1,033
5.00%, 08/01/2028	1,000	1,055
5.00%, 05/15/2031	1,000	1,118
5.00%, 05/15/2032	1,000	1,135
5.00%, 09/01/2032	5,785	6,463
5.00%, 05/15/2033	2,500	2,821
5.00%, 08/01/2034	405	429
5.00%, 09/01/2035	4,260	4,856
5.00%, 05/15/2037	405	433
5.00%, 05/15/2040	365	381
5.00%, 11/15/2041	2,500	2,509
5.00%, 08/01/2044	6,050	6,138
5.00%, 08/01/2049 (1)	1,330	1,332
5.00%, 11/15/2049 (1)	2,350	2,397
5.00%, 05/15/2052	9,990	10,208
5.00%, 11/15/2057 (1)	23,865	26,934
5.00%, 11/15/2059 (1)	4,980	5,375
5.00%, 11/15/2059 (1)	5,405	5,976
5.00%, 11/15/2060 (1)	25,395	27,754
5.00%, 05/15/2062 (1)	3,295	3,343
5.00%, 05/15/2062 (1)	4,415	4,661
5.25%, 11/01/2038	1,100	1,205
5.25%, 11/01/2039	1,000	1,089
Colorado Housing & Finance Authority
4.25%, 11/01/2049	180	182
4.25%, 11/01/2049	350	353
4.50%, 10/01/2045	2,350	2,383
5.75%, 11/01/2054	3,930	4,334
6.25%, 05/01/2055	4,000	4,493
Colorado Springs School District No 11 Facilities Corp.
5.25%, 12/15/2048	2,625	2,764
Copperleaf Metropolitan District No 4
4.25%, 12/01/2045	2,350	2,283
Cottonwood Highlands Metropolitan District No 1
5.00%, 12/01/2035	215	232

The accompanying notes are an integral part of these financial statements.

235

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 2.59% – (continued)
5.00%, 12/01/2036	$240	$259
5.00%, 12/01/2037	200	215
5.00%, 12/01/2038	300	322
5.00%, 12/01/2039	250	267
Denver City & County School District No 1
5.00%, 12/01/2042	1,850	1,942
5.25%, 12/01/2037	3,850	4,528
5.25%, 12/01/2038	4,285	5,008
5.25%, 12/01/2039	5,525	6,411
5.25%, 12/01/2040	4,000	4,598
5.25%, 12/01/2042	6,600	7,428
5.50%, 12/01/2047	2,000	2,213
5.50%, 12/01/2049	3,000	3,302
Denver Convention Center Hotel Authority
5.00%, 12/01/2030	1,000	1,013
Douglas County School District No Re-1 Douglas & Elbert Counties
5.00%, 12/15/2042	12,390	13,616
Durango School District No 9-R
5.25%, 11/01/2043	2,500	2,738
5.25%, 11/01/2044	1,000	1,086
5.25%, 11/01/2049	2,500	2,659
E-470 Public Highway Authority
3.28% (SOFR + 0.75%), 09/01/2039 (3)	10,735	10,716
Eagle County Airport Terminal Corp.
5.00%, 05/01/2041	2,000	2,007
El Paso County School District No 20 Academy
5.25%, 12/15/2049	1,680	1,793
El Paso County School District No 28 Hanover
5.00%, 12/01/2031	610	657
Fiddlers Business Improvement District
5.00%, 12/01/2032 (2)	1,165	1,202
Fossil Ridge Metropolitan District No 3
5.00%, 12/01/2042	730	783
5.00%, 12/01/2045	1,000	1,049
Granary Metropolitan District No 9 Special Assessment District No 1
5.45%, 12/01/2044 (2)	1,790	1,797
Ground Water Management Subdistrict of Central Colorado Water Conservancy District
4.00%, 12/01/2040	2,735	2,735
Gunnison County Housing Authority
5.00%, 06/01/2035	920	1,036
5.00%, 06/01/2038	2,460	2,718
5.00%, 06/01/2039	2,635	2,893
5.00%, 06/01/2040	510	556
5.00%, 06/01/2042	2,050	2,188
Hunters Overlook Metropolitan District No 5
4.25%, 12/01/2054	1,250	1,208
5.00%, 12/01/2044	1,000	1,048
5.00%, 12/01/2049	1,250	1,284
Lanterns Metropolitan District No 1
4.00%, 12/01/2039	1,000	1,005
Middle-Income Housing Authority
4.50%, 07/01/2035	3,000	3,070
Mirabelle Metropolitan District No 2
4.38%, 12/01/2044	1,000	976
5.00%, 12/01/2037	225	242
5.00%, 12/01/2039	705	754
5.00%, 12/01/2040	450	480

The accompanying notes are an integral part of these financial statements.

236

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 2.59% – (continued)
Morgan Hill Metropolitan District No 3
3.00%, 12/01/2031	$470	$434
North Holly Metropolitan District
5.00%, 12/01/2037	200	211
5.00%, 12/01/2040	150	156
5.00%, 12/01/2045	300	305
5.25%, 12/01/2055	1,125	1,144
Park Creek Metropolitan District
5.00%, 12/01/2035	1,250	1,396
5.00%, 12/01/2036	1,335	1,480
5.00%, 12/01/2037	1,500	1,649
5.00%, 12/01/2038	1,750	1,913
5.00%, 12/01/2039	1,750	1,900
Parterre Metropolitan District No 5
5.88%, 12/01/2045	1,000	1,044
Prairie Center Metropolitan District No 3
5.00%, 12/15/2041 (2)	1,000	1,001
Reata South Metropolitan District
5.38%, 12/01/2037	1,915	1,936
Regional Transportation District
4.00%, 01/15/2033	850	873
4.00%, 07/15/2033	270	280
4.00%, 07/15/2034	750	766
5.00%, 06/01/2031	1,315	1,420
5.00%, 07/15/2032	600	645
5.00%, 06/01/2039	2,500	2,852
Reunion Metropolitan District
3.63%, 12/01/2044	1,555	1,151
Southlands Metropolitan District No 1
3.50%, 12/01/2027	200	198
State of Colorado
4.00%, 12/15/2035	7,400	7,789
4.00%, 12/15/2037	1,800	1,824
5.00%, 03/15/2037	3,000	3,061
5.00%, 11/01/2053	1,800	1,864
5.25%, 03/15/2042	8,000	8,119
6.00%, 12/15/2038	5,000	5,875
6.00%, 12/15/2040	3,630	4,210
6.00%, 12/15/2041	3,370	3,876
STC Metropolitan District No 2
5.00%, 12/01/2036	1,680	1,822
5.00%, 12/01/2037	1,145	1,236
5.00%, 12/01/2038	5,290	5,689
Town of Castle Rock CO
5.25%, 12/01/2044	1,425	1,553
5.25%, 12/01/2045	1,125	1,217
Town of Gypsum CO Sewer Revenue
5.00%, 12/01/2054	2,000	2,067
University of Colorado
2.00%, 06/01/2051 (1)	1,310	1,295
5.00%, 06/01/2036	4,820	5,640
5.00%, 06/01/2047	500	505
Vail Home Partners Corp.
5.75%, 10/01/2045 (2)	1,045	1,072
5.88%, 10/01/2055 (2)	1,000	1,017
6.00%, 10/01/2064 (2)	5,290	5,395
Vauxmont Metropolitan District
5.00%, 12/01/2026	195	199

The accompanying notes are an integral part of these financial statements.

237

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 2.59% – (continued)
5.00%, 12/01/2027	$205	$213
5.00%, 12/01/2028	210	222
5.00%, 12/15/2028	130	133
5.00%, 12/01/2029	210	226
5.00%, 12/15/2029	5	5
5.00%, 12/15/2030	125	128
5.00%, 12/01/2031	230	248
5.00%, 12/01/2032	250	269
5.00%, 12/01/2035	100	106
VDW Metropolitan District No 2
4.00%, 12/01/2045	885	824
Waterstone Metropolitan District No 1
5.25%, 12/01/2040	500	543
5.25%, 12/01/2045	500	528
Weld County School District No RE-9 Ault-Highland
5.25%, 12/01/2049	4,500	4,819

Total Colorado		501,084

Connecticut – 1.81%
City of Ansonia CT
4.13%, 12/01/2034	1,250	1,308
City of Bridgeport CT
4.00%, 09/01/2042	995	992
5.00%, 09/15/2029	2,600	2,824
5.00%, 09/15/2030	2,250	2,444
City of New Britain CT
5.00%, 03/01/2027	1,260	1,293
5.00%, 03/01/2028	1,490	1,530
5.00%, 03/01/2033	1,900	1,947
City of New Haven CT
4.00%, 08/01/2037	1,000	1,018
5.00%, 08/15/2029	2,000	2,029
5.00%, 08/15/2031	1,000	1,014
Connecticut Housing Finance Authority
3.00%, 11/15/2050	2,675	2,640
3.00%, 05/15/2051	4,555	4,482
5.00%, 05/15/2026	1,290	1,301
5.00%, 11/15/2026	600	612
5.00%, 05/15/2027	675	696
5.00%, 11/15/2027	550	573
5.00%, 05/15/2028	700	736
5.00%, 11/15/2028	750	797
5.00%, 05/15/2029	720	771
5.00%, 11/15/2029	1,000	1,081
6.00%, 11/15/2054	1,940	2,145
Connecticut State Health & Educational Facilities Authority
2.95%, 07/01/2049 (1)	2,445	2,459
3.20%, 07/01/2037 (1)	5,365	5,379
4.00%, 07/01/2032	250	263
4.00%, 07/01/2033	265	277
4.00%, 07/01/2034	275	286
4.00%, 07/01/2035	250	258
4.00%, 07/01/2036	200	205
4.00%, 07/01/2046	880	793
5.00%, 11/01/2028	1,245	1,326
5.00%, 07/01/2029	150	161
5.00%, 07/01/2029 (2)	440	434
5.00%, 07/01/2029	1,000	1,059

The accompanying notes are an integral part of these financial statements.

238

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Connecticut – 1.81% – (continued)
5.00%, 07/01/2030	$175	$191
5.00%, 07/01/2031	250	277
5.00%, 07/01/2032	700	759
5.00%, 07/01/2032	2,000	2,144
5.00%, 07/01/2033	235	263
5.00%, 07/01/2033	600	649
5.00%, 07/01/2033	2,730	2,984
5.00%, 07/01/2034	320	357
5.00%, 07/01/2034	700	754
5.00%, 07/01/2037	390	428
5.00%, 07/01/2039 (2)	1,500	1,511
5.00%, 07/01/2039	3,275	3,557
5.00%, 07/01/2049 (2)	1,550	1,223
5.00%, 07/01/2049 (1)	14,380	15,327
5.00%, 07/01/2053 (1)	2,625	2,672
Connecticut State Higher Education Supplement Loan Authority
5.00%, 11/15/2045 (1)	4,500	4,517
Metropolitan District
4.00%, 09/01/2037	3,980	4,176
4.00%, 09/01/2038	3,000	3,132
New Canaan Housing Authority
4.00%, 12/01/2034	1,650	1,704
Stamford Housing Authority
4.25%, 10/01/2030	5,000	5,051
State of Connecticut
3.00%, 01/15/2032	3,030	3,048
3.00%, 01/15/2039	1,475	1,355
4.00%, 01/15/2036	2,605	2,729
4.00%, 01/15/2039	2,450	2,522
4.00%, 01/15/2039	5,000	5,160
5.00%, 01/15/2026	850	851
5.00%, 08/01/2026	2,800	2,840
5.00%, 08/01/2027	2,315	2,407
5.00%, 04/15/2030	565	611
5.00%, 04/15/2031	3,000	3,170
5.00%, 06/15/2032	500	571
5.00%, 09/15/2032	325	372
5.00%, 09/15/2033	4,500	4,780
5.00%, 11/15/2033	1,830	2,125
5.00%, 04/15/2034	645	691
5.00%, 04/15/2035	225	240
5.00%, 04/15/2035	4,895	5,134
5.00%, 06/15/2035	300	338
5.00%, 06/15/2035	2,500	2,629
5.00%, 09/15/2035	2,000	2,112
5.00%, 04/15/2036	2,300	2,449
5.00%, 11/15/2036	10,000	11,560
5.00%, 03/15/2037	1,605	1,855
5.00%, 03/15/2038	2,000	2,290
5.00%, 06/15/2038	560	584
5.00%, 06/15/2038	700	773
5.00%, 01/15/2040	8,325	8,803
5.00%, 01/15/2041	2,050	2,181
5.00%, 01/15/2042	8,780	9,368
5.00%, 03/15/2043	1,700	1,849
State of Connecticut Special Tax Revenue
4.00%, 05/01/2038	830	851
4.00%, 05/01/2040	3,265	3,289
4.00%, 11/01/2040	4,240	4,273

The accompanying notes are an integral part of these financial statements.

239

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Connecticut – 1.81% – (continued)
5.00%, 07/01/2029	$10,000	$10,850
5.00%, 10/01/2031	6,440	6,873
5.00%, 05/01/2034	3,400	3,711
5.00%, 05/01/2034	8,900	9,890
5.00%, 07/01/2034	5,000	5,844
5.00%, 05/01/2035	2,800	3,097
5.00%, 07/01/2035	3,180	3,715
5.00%, 07/01/2037	1,205	1,384
5.00%, 07/01/2037	11,000	12,799
5.00%, 01/01/2038	1,500	1,553
5.00%, 07/01/2038	6,500	7,231
5.00%, 07/01/2038	19,960	23,024
5.00%, 07/01/2039	6,000	6,640
5.00%, 07/01/2039	6,000	6,870
5.00%, 07/01/2040	6,000	6,776
5.00%, 05/01/2041	5,515	5,884
5.00%, 07/01/2041	20,250	22,402
5.25%, 07/01/2040	3,500	3,890
5.25%, 07/01/2042	2,500	2,734
Town of Stratford CT
4.00%, 01/01/2038	1,920	1,928
University of Connecticut
5.00%, 11/01/2028	1,290	1,379
5.00%, 05/01/2042	5,000	5,337
5.25%, 11/15/2034	3,705	3,958
Waterbury Housing Authority
4.50%, 02/01/2042	2,490	2,521

Total Connecticut		350,909

Delaware – 0.30%
Delaware River & Bay Authority
4.00%, 01/01/2042	185	187
5.00%, 01/01/2029	350	375
5.00%, 01/01/2032	500	568
5.00%, 01/01/2035	350	393
Delaware State Housing Authority
5.50%, 07/01/2055	8,050	8,690
5.75%, 01/01/2055	7,170	7,814
5.75%, 01/01/2056	5,920	6,510
6.00%, 01/01/2055	3,410	3,749
6.00%, 01/01/2055	4,250	4,661
6.00%, 01/01/2056	4,500	4,979
6.00%, 01/01/2056	14,170	15,755
Delaware Transportation Authority
5.00%, 09/01/2035	1,000	1,084
State of Delaware
3.50%, 03/01/2033	1,150	1,151
Town of Bridgeville DE
5.25%, 07/01/2044 (2)	2,380	2,389

Total Delaware		58,305

District of Columbia – 1.33%
District of Columbia
4.00%, 02/01/2037	2,860	2,949
5.00%, 06/01/2031	10,500	10,852
5.00%, 06/01/2034	2,100	2,164
5.00%, 04/01/2036	935	952
5.00%, 10/15/2036	5,735	6,083
5.00%, 01/01/2037	3,000	3,370

The accompanying notes are an integral part of these financial statements.

240

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
District of Columbia – 1.33% – (continued)
5.00%, 07/01/2037	$2,315	$2,365
5.00%, 07/01/2037	3,300	3,371
5.00%, 02/01/2041	5,000	5,319
5.00%, 06/01/2042	5,485	5,572
5.00%, 06/01/2043	1,125	1,151
District of Columbia Housing Finance Agency
5.00%, 03/01/2028	1,500	1,561
5.00%, 10/01/2041 (1)	5,500	5,527
District of Columbia Income Tax Revenue
5.00%, 10/01/2029	5,000	5,454
5.00%, 12/01/2033	5,270	6,024
5.00%, 12/01/2037	3,040	3,390
5.00%, 06/01/2040	5,285	5,943
5.50%, 07/01/2047	12,750	13,652
District of Columbia Water & Sewer Authority
3.00%, 10/01/2057 (1)	3,715	3,687
Metropolitan Washington Airports Authority Aviation Revenue
4.00%, 10/01/2037	570	575
4.00%, 10/01/2038	635	637
5.00%, 10/01/2026	13,500	13,728
5.00%, 10/01/2027	500	518
5.00%, 10/01/2028	4,150	4,389
5.00%, 10/01/2028	24,875	26,309
5.00%, 10/01/2029	4,155	4,382
5.00%, 10/01/2029	5,325	5,718
5.00%, 10/01/2030	2,530	2,758
5.00%, 10/01/2030	7,500	8,175
5.00%, 10/01/2031	3,000	3,036
5.00%, 10/01/2031	4,305	4,759
5.00%, 10/01/2032	1,000	1,118
5.00%, 10/01/2032	5,000	5,061
5.00%, 10/01/2032	11,490	12,644
5.00%, 10/01/2033	6,230	6,828
5.00%, 10/01/2034	1,520	1,655
5.00%, 10/01/2034	5,100	5,624
5.00%, 10/01/2034	9,375	9,768
5.00%, 10/01/2035	1,350	1,463
5.00%, 10/01/2036	1,075	1,158
5.00%, 10/01/2037	1,000	1,021
5.00%, 10/01/2038	1,855	1,997
5.00%, 10/01/2038	3,500	3,868
5.25%, 10/01/2039	7,550	8,552
5.25%, 10/01/2040	1,500	1,680
5.25%, 10/01/2041	3,000	3,322
5.50%, 10/01/2043	3,250	3,591
5.50%, 10/01/2044	1,500	1,644
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2032	3,145	2,536
4.00%, 10/01/2038	415	417
5.00%, 10/01/2034	1,500	1,590
Washington Metropolitan Area Transit Authority
5.00%, 07/01/2032	1,255	1,296
5.00%, 07/01/2036	1,690	1,734
Washington Metropolitan Area Transit Authority Dedicated Revenue
5.00%, 07/15/2036	2,550	2,872
5.00%, 07/15/2037	2,300	2,509
5.00%, 07/15/2039	1,445	1,595
5.00%, 07/15/2041	4,950	5,267

The accompanying notes are an integral part of these financial statements.

241

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
District of Columbia – 1.33% – (continued)
5.00%, 07/15/2045	$2,500	$2,570

Total District of Columbia		257,750

Florida – 4.39%
Alachua County School Board
5.00%, 07/01/2027	1,155	1,194
Antillia Community Development District
5.60%, 05/01/2044	620	633
Artisan Lakes East Community Development District
2.75%, 05/01/2031	250	237
2.75%, 05/01/2031 (2)	270	256
Astonia Community Development District
2.50%, 05/01/2026 (2)	65	65
3.00%, 05/01/2031 (2)	205	196
Ave Maria Stewardship Community District
2.88%, 05/01/2027	610	603
4.00%, 05/01/2042	2,500	2,287
4.50%, 05/01/2033 (2)	570	583
Babcock Ranch Community Independent Special District
2.38%, 05/01/2026	30	30
2.88%, 05/01/2031	250	238
5.00%, 05/01/2042	1,920	1,949
5.00%, 05/01/2044 (2)	1,375	1,379
5.00%, 05/01/2053	1,440	1,383
Berry Bay Community Development District
2.63%, 05/01/2026	50	50
Brevard County Health Facilities Authority
5.00%, 04/01/2037	2,285	2,495
5.00%, 04/01/2040	5,000	5,290
Brevard County Housing Finance Authority
3.30%, 02/01/2028 (1)	1,771	1,777
4.45%, 01/01/2040	1,795	1,848
Capital Projects Finance Authority
5.00%, 10/01/2027	1,750	1,796
Capital Trust Agency, Inc.
4.50%, 07/01/2029 (2)	900	897
5.00%, 12/15/2039	1,270	1,261
5.35%, 07/01/2029	170	170
Capital Trust Authority
5.00%, 06/01/2039 (2)	1,010	1,010
Celebration Community Development District
2.75%, 05/01/2031	120	115
Central Florida Expressway Authority
4.00%, 07/01/2039	1,525	1,552
5.00%, 07/01/2034	10,000	11,686
5.00%, 07/01/2035	1,100	1,292
5.00%, 07/01/2035	5,000	5,347
5.00%, 07/01/2036	1,200	1,395
5.00%, 07/01/2037	4,800	5,529
CFM Community Development District
2.88%, 05/01/2031	420	393
Charles Cove Community Development District
3.00%, 05/01/2031	280	270
Charlotte County Industrial Development Authority
5.88%, 10/01/2045	1,000	1,040
6.13%, 10/01/2055	2,000	2,075
City of Cape Coral FL Water & Sewer Revenue
5.65%, 03/01/2054	4,960	5,278

The accompanying notes are an integral part of these financial statements.

242

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 4.39% – (continued)
City of Daytona Beach FL
5.50%, 09/01/2054	$6,530	$7,038
City of Fort Lauderdale FL Water & Sewer Revenue
4.00%, 03/01/2038	2,400	2,416
5.00%, 09/01/2040	1,000	1,106
5.50%, 09/01/2048	6,310	6,846
City of Gainesville FL Utilities System Revenue
5.00%, 10/01/2044	3,485	3,588
City of Jacksonville FL
5.00%, 10/01/2026	475	484
5.00%, 10/01/2027	380	397
5.00%, 08/15/2028	3,045	3,223
5.00%, 10/01/2028	755	804
5.00%, 08/15/2029	2,500	2,701
5.00%, 10/01/2029	655	713
5.00%, 08/15/2030	1,700	1,835
5.00%, 08/15/2031	2,250	2,425
5.00%, 08/15/2032	1,200	1,288
5.00%, 10/01/2032	565	644
5.00%, 08/15/2033	1,200	1,282
City of Miami Beach FL
5.00%, 09/01/2045	1,650	1,651
City of Orlando FL
5.00%, 10/01/2031	1,120	1,198
5.00%, 10/01/2032	1,300	1,322
5.00%, 10/01/2032	1,680	1,792
5.00%, 10/01/2035	1,200	1,270
5.00%, 11/01/2038	1,005	1,115
5.00%, 11/01/2039	4,025	4,431
5.00%, 11/01/2040	5,000	5,445
5.25%, 11/01/2041	1,545	1,695
5.25%, 11/01/2043	2,000	2,146
5.25%, 11/01/2044	2,000	2,128
5.25%, 11/01/2045	2,800	2,957
City of Orlando FL Reclamation System Revenue
5.00%, 10/01/2040	4,615	5,155
5.00%, 10/01/2041	2,500	2,761
5.00%, 10/01/2042	2,600	2,841
City of Palmetto FL
4.25%, 06/01/2027	115	116
5.00%, 06/01/2032	400	422
City Of South Miami Health Facilities Authority, Inc.
5.00%, 08/15/2035	23,410	26,954
City of Tallahassee FL
5.00%, 12/01/2026	1,380	1,382
City of Tallahassee FL Utility System Revenue
5.00%, 10/01/2048	3,065	3,203
City of Tampa FL
5.00%, 07/01/2037	1,785	1,799
5.25%, 05/01/2043	2,000	2,065
5.25%, 05/01/2046	2,985	3,048
Collier County Educational Facilities Authority
5.50%, 06/01/2033	2,625	2,828
Collier County Industrial Development Authority
5.00%, 10/01/2054 (1)	845	918
5.00%, 10/01/2054 (1)	1,470	1,565
Collier County Water-Sewer District
4.00%, 07/01/2040	4,095	4,206

The accompanying notes are an integral part of these financial statements.

243

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 4.39% – (continued)
Cordova Palms Community Development District
2.80%, 05/01/2031	$145	$137
4.50%, 05/01/2027	10	10
5.10%, 05/01/2032	165	173
5.30%, 05/01/2032	50	52
County of Brevard FL
5.50%, 09/01/2048	6,615	7,154
County of Broward FL Airport System Revenue
5.00%, 10/01/2026	1,000	1,014
5.00%, 10/01/2026	3,665	3,716
5.00%, 10/01/2027	1,650	1,703
5.00%, 10/01/2027	3,500	3,612
5.00%, 10/01/2028	1,500	1,581
5.00%, 10/01/2029	500	501
5.00%, 10/01/2029	1,150	1,234
5.00%, 10/01/2030	405	418
5.00%, 10/01/2031	1,000	1,001
5.00%, 10/01/2031	1,525	1,631
5.00%, 10/01/2033	2,940	3,128
5.00%, 10/01/2036	1,500	1,533
5.00%, 10/01/2038	2,920	3,055
5.00%, 10/01/2040	10,425	10,430
County of Broward FL Port Facilities Revenue
5.00%, 09/01/2030	310	335
5.00%, 09/01/2032	265	285
5.00%, 09/01/2035	2,000	2,091
5.00%, 09/01/2044	2,845	2,924
County of Broward FL Tourist Development Tax Revenue
4.00%, 09/01/2039	4,500	4,569
County of Clay FL Sales Surtax Revenue
5.00%, 10/01/2026	1,170	1,190
5.00%, 10/01/2030	1,680	1,825
5.00%, 10/01/2031	1,375	1,495
5.00%, 10/01/2035	1,805	1,934
County of Lee FL Airport Revenue
5.00%, 10/01/2034	4,645	5,020
5.00%, 10/01/2034	5,265	5,903
5.00%, 10/01/2035	2,735	3,045
5.00%, 10/01/2039	7,240	7,626
5.25%, 10/01/2038	4,020	4,480
5.25%, 10/01/2042	5,500	5,902
5.25%, 10/01/2043	4,935	5,264
County of Miami-Dade FL
0.00%, 10/01/2034	3,000	2,254
0.00%, 10/01/2035	4,010	2,880
5.00%, 10/01/2035	230	233
5.00%, 04/01/2046	5,845	6,062
County of Miami-Dade FL Aviation Revenue
4.00%, 10/01/2034	1,600	1,643
4.00%, 10/01/2038	1,900	1,915
4.00%, 10/01/2040	1,450	1,441
5.00%, 10/01/2030	250	277
5.00%, 10/01/2032	50,000	55,488
5.00%, 10/01/2033	24,150	26,968
5.00%, 10/01/2035	1,500	1,666
5.00%, 10/01/2038	3,890	4,000
5.00%, 10/01/2040	1,000	1,014
County of Miami-Dade FL Transit System
5.00%, 07/01/2049	1,825	1,868

The accompanying notes are an integral part of these financial statements.

244

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 4.39% – (continued)
County of Miami-Dade FL Water & Sewer System Revenue
3.00%, 10/01/2036	$1,600	$1,521
County of Miami-Dade Seaport Department
4.00%, 10/01/2038	1,000	1,029
4.00%, 10/01/2041	10,000	10,105
County of Palm Beach FL Airport System Revenue
5.00%, 10/01/2037	1,000	1,106
5.25%, 10/01/2040	140	155
5.25%, 10/01/2041	825	902
5.25%, 10/01/2043	1,000	1,071
County of Pasco FL
5.25%, 09/01/2032	550	628
5.25%, 09/01/2033	750	860
5.25%, 09/01/2034	675	770
5.25%, 09/01/2035	585	664
5.50%, 09/01/2037	1,550	1,756
5.50%, 09/01/2038	2,820	3,175
5.50%, 09/01/2039	500	559
5.50%, 09/01/2040	1,250	1,387
County of Pasco FL Second Local Option Fuel Tax Revenue
5.00%, 10/01/2046	12,065	12,369
Creek Preserve Community Development District
4.25%, 11/01/2030 (2)	580	588
Currents Community Development District
4.25%, 05/01/2041 (2)	950	899
Duval County Public Schools
5.00%, 07/01/2032	5,500	6,003
5.00%, 07/01/2033	5,860	6,362
5.00%, 07/01/2034	8,350	9,022
5.00%, 07/01/2035	11,000	11,837
East Nassau Stewardship District
3.00%, 05/01/2031	235	228
Elevation Pointe Community Development District
4.13%, 05/01/2032	250	252
4.40%, 05/01/2032	1,100	1,124
Entrada Community Development District
2.13%, 05/01/2026 (2)	100	99
Epperson North Community Development District
2.50%, 05/01/2026	25	25
3.00%, 05/01/2031	140	134
3.10%, 11/01/2031	440	420
Escambia County Health Facilities Authority
4.00%, 08/15/2045	1,305	1,145
Firethorn Community Development District
4.10%, 05/01/2030	475	476
5.30%, 05/01/2045	870	870
Florida Department of Management Services
3.00%, 11/01/2035	1,810	1,706
Florida Development Finance Corp.
3.00%, 07/01/2031 (2)	270	262
3.00%, 06/01/2032	795	733
4.00%, 06/01/2026 (2)	110	110
4.00%, 12/15/2029 (2)	645	648
4.00%, 07/01/2031	170	170
4.38%, 10/01/2054 (1)(2)	1,835	1,856
5.00%, 05/01/2029 (2)	2,915	2,942
5.00%, 06/01/2031 (2)	140	147
5.00%, 06/15/2032	545	555
5.00%, 02/01/2033	1,000	1,071

The accompanying notes are an integral part of these financial statements.

245

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 4.39% – (continued)
5.00%, 06/01/2035 (2)	$125	$129
5.00%, 02/01/2037	1,750	1,843
5.00%, 06/15/2038	860	868
5.00%, 07/01/2044	2,715	2,664
5.00%, 08/01/2056 (1)	6,185	6,698
5.25%, 06/15/2029 (2)	700	702
Florida Higher Educational Facilities Financing Authority
5.00%, 10/01/2029	1,000	1,056
5.00%, 10/01/2033	1,000	1,045
5.00%, 07/01/2035 (2)	4,000	4,006
Florida Housing Finance Corp.
3.30%, 07/01/2058 (1)	4,000	4,016
3.50%, 11/01/2042 (1)	1,000	1,010
3.50%, 07/01/2051	1,160	1,157
4.75%, 02/01/2043	3,500	3,559
6.25%, 07/01/2055	4,835	5,368
6.25%, 07/01/2056	1,410	1,576
Florida Municipal Power Agency
3.00%, 10/01/2032	1,000	993
Fort Pierce Utilities Authority
5.00%, 10/01/2031	200	222
5.00%, 10/01/2032	150	168
5.00%, 10/01/2033	200	224
5.00%, 10/01/2035	250	277
Greater Orlando Aviation Authority
5.00%, 10/01/2034	3,500	3,952
5.00%, 10/01/2034	11,000	11,599
5.00%, 10/01/2035	580	650
5.00%, 10/01/2038	2,820	3,091
5.00%, 10/01/2038	5,500	5,718
5.00%, 10/01/2039	2,950	3,211
5.25%, 11/01/2035	1,370	1,464
5.25%, 10/01/2040	2,415	2,664
5.25%, 10/01/2041	6,730	7,349
5.25%, 10/01/2045	5,020	5,292
5.50%, 11/01/2037	1,900	2,051
Harbor Reserve Community Development District
5.50%, 05/01/2045	1,880	1,881
Highlands County Health Facilities Authority
5.00%, 11/15/2059 (1)	4,435	4,904
Hillsborough County Aviation Authority
5.00%, 10/01/2033	465	492
5.00%, 10/01/2034	4,495	5,102
5.00%, 10/01/2035	1,620	1,826
5.00%, 10/01/2035	2,275	2,395
5.00%, 10/01/2036	1,525	1,705
5.00%, 10/01/2037	700	723
5.00%, 10/01/2037	1,705	1,890
5.00%, 10/01/2038	1,875	2,065
Hillsborough County Housing Finance Authority
4.55%, 02/01/2042	3,985	4,051
5.00%, 12/01/2042	2,650	2,791
Hillsborough County Industrial Development Authority
5.00%, 11/15/2034	20,850	24,117
Hillsborough County Port District
5.00%, 06/01/2038	4,715	4,898
Hillsborough County School Board
5.00%, 07/01/2029	1,795	1,931

The accompanying notes are an integral part of these financial statements.

246

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 4.39% – (continued)
Hilltop Point Community Development District
5.00%, 05/01/2033	$200	$207
Hyde Park Community Development District No 1
3.25%, 05/01/2027	175	174
3.60%, 05/01/2032	505	495
JEA Electric System Revenue
4.00%, 10/01/2038	6,995	7,089
4.00%, 10/01/2039	10,550	10,753
5.00%, 10/01/2026	1,120	1,139
5.00%, 10/01/2033	2,130	2,320
5.00%, 10/01/2034	1,215	1,317
JEA Water & Sewer System Revenue
5.25%, 10/01/2049	6,655	7,150
Lakes of Sarasota Community Development District
3.63%, 05/01/2031	130	130
3.88%, 05/01/2031	50	50
4.13%, 05/01/2031	700	711
Lakewood Ranch Stewardship District
2.30%, 05/01/2026	45	45
2.63%, 05/01/2031	300	283
3.13%, 05/01/2030 (2)	310	304
3.13%, 05/01/2041	645	544
4.60%, 05/01/2035	440	452
5.30%, 05/01/2044	485	495
Laurel Road Community Development District
3.00%, 05/01/2031	350	332
3.13%, 05/01/2031	395	377
Lee County Industrial Development Authority
5.00%, 04/01/2033 (1)	5,350	5,355
5.00%, 04/01/2035	1,555	1,635
5.00%, 04/01/2037	2,060	2,147
5.00%, 11/15/2039	1,850	1,901
Lee County School Board
5.00%, 08/01/2028	3,275	3,471
Live Oak Lake Community Development District
3.80%, 05/01/2030	1,745	1,706
LT Ranch Community Development District
5.50%, 05/01/2044	1,000	1,030
Meadow View at Twin Creeks Community Development District
3.00%, 05/01/2031	310	296
Miami-Dade County Expressway Authority
5.00%, 07/01/2030	1,225	1,236
Miami-Dade County Health Facilities Authority
5.00%, 08/01/2026	155	157
5.00%, 08/01/2027	345	357
5.00%, 08/01/2028	400	414
5.00%, 08/01/2028	460	485
5.00%, 08/01/2029	480	497
5.00%, 08/01/2030	680	703
5.00%, 08/01/2032	750	775
5.00%, 08/01/2037	1,000	1,026
Miami-Dade County Housing Finance Authority
3.55%, 03/01/2029 (1)	3,000	3,038
4.88%, 03/01/2046	5,500	5,485
Mid-Bay Bridge Authority
5.00%, 10/01/2031	6,400	7,106
Middleton Community Development District A
3.70%, 05/01/2029	1,335	1,337

The accompanying notes are an integral part of these financial statements.

247

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 4.39% – (continued)
Midtown Miami Community Development District
5.00%, 05/01/2037	$965	$965
Mirada II Community Development District
2.50%, 05/01/2026	105	104
New Port Corners Community Development District
5.20%, 06/15/2045 (2)	500	500
North AR-1 Pasco Community Development District
2.63%, 05/01/2026	50	50
Orange County Convention Center/Orlando
5.00%, 10/01/2028	1,485	1,582
Orange County School Board
5.00%, 08/01/2033	1,740	1,765
5.00%, 08/01/2034	3,375	3,423
Orlando Utilities Commission
1.25%, 10/01/2046 (1)	1,190	1,093
5.00%, 10/01/2041	1,725	1,908
Osceola County Housing Finance Authority
3.40%, 04/01/2028 (1)	5,345	5,372
Palm Beach County Health Facilities Authority
4.00%, 06/01/2026	115	115
4.00%, 06/01/2031	625	625
5.00%, 05/15/2028	1,920	1,921
Palm Beach County Housing Finance Authority
5.00%, 02/01/2027 (1)	4,285	4,292
Palm Beach County School District
5.00%, 08/01/2038	1,280	1,390
5.00%, 08/01/2039	2,560	2,770
5.25%, 08/01/2038	6,500	7,255
Palm Coast Park Community Development District
4.63%, 05/01/2032	500	516
Pasco County School Board
5.00%, 08/01/2033	1,000	1,093
Pine Isle Community Development District
3.00%, 12/15/2031 (2)	100	99
Poitras East Community Development District
4.00%, 05/01/2028	700	704
Polk County Industrial Development Authority
5.83%, 06/15/2045 (2)	2,155	2,165
Preston Cove Community Development District
3.60%, 05/01/2032	340	332
Putnam County Development Authority
5.00%, 03/15/2042	2,500	2,557
Reunion East Community Development District
2.40%, 05/01/2026	35	35
2.85%, 05/01/2031	640	618
Reunion West Community Development District
3.00%, 05/01/2036	450	415
Ridge at Apopka Community Development District
4.75%, 05/01/2027	105	106
River Hall Community Development District
3.00%, 05/01/2031	250	238
Rivers Edge II Community Development District
2.40%, 05/01/2026	100	100
3.00%, 05/01/2031	285	277
Rolling Hills Community Development District
3.13%, 05/01/2027	100	99
3.65%, 05/01/2032	375	360
3.75%, 05/01/2042	485	424

The accompanying notes are an integral part of these financial statements.

248

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 4.39% – (continued)
Saltleaf Community Development District
4.75%, 05/01/2031	$420	$428
Sawyers Landing Community Development District
3.25%, 05/01/2026	200	200
Scenic Terrace South Community Development District
4.50%, 05/01/2042	1,000	962
School Board of Miami-Dade County
5.00%, 02/01/2030	500	501
School District of Broward County
5.00%, 07/01/2033	5,000	5,443
5.00%, 07/01/2038	6,410	6,969
5.00%, 07/01/2045	12,400	12,978
Seminole Improvement District
4.40%, 10/01/2027	150	151
5.00%, 10/01/2032	250	260
5.30%, 10/01/2037	500	524
Somerset Community Development District
4.00%, 05/01/2032	570	572
Southeast Overtown Park West Community Redevelopment Agency
5.00%, 03/01/2035	1,720	1,950
5.00%, 03/01/2038	1,960	2,155
Southern Groves Community Development District No 5
2.80%, 05/01/2031	200	194
4.55%, 05/01/2031	1,035	1,059
5.45%, 05/01/2044	1,245	1,294
St Johns County Industrial Development Authority
4.00%, 12/15/2026	185	185
4.00%, 12/15/2027	215	214
St Johns County School Board
5.00%, 07/01/2029	1,250	1,346
5.00%, 07/01/2030	1,500	1,630
5.00%, 07/01/2031	1,000	1,086
St Lucie County School Board
5.00%, 07/01/2040	1,000	1,087
State of Florida
5.00%, 06/01/2026	12,080	12,204
State of Florida Department of Transportation Turnpike System Revenue
3.00%, 07/01/2035	1,530	1,524
4.00%, 07/01/2039	3,625	3,749
5.00%, 07/01/2036	7,370	8,612
Stillwater Community Development District
2.38%, 06/15/2026 (2)	65	65
3.50%, 06/15/2041 (2)	1,000	865
Sunbridge Stewardship District
5.20%, 05/01/2042	500	511
Tampa Bay Water
5.00%, 10/01/2042	1,875	2,029
5.00%, 10/01/2043	2,000	2,146
5.00%, 10/01/2044	3,345	3,563
5.00%, 10/01/2049	5,000	5,223
Tampa-Hillsborough County Expressway Authority
5.00%, 07/01/2048	1,775	1,792
Tolomato Community Development District
2.80%, 05/01/2027	750	740
2.88%, 05/01/2027	70	69
3.00%, 05/01/2032	1,500	1,422
4.10%, 05/01/2031	685	691

The accompanying notes are an integral part of these financial statements.

249

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 4.39% – (continued)
Tradition Community Development District No 9
2.30%, 05/01/2026	$100	$99
2.70%, 05/01/2031	270	254
Two Lakes Community Development District
5.00%, 05/01/2044	600	612
Two Rivers North Community Development District
4.63%, 05/01/2027	55	55
4.88%, 05/01/2032	250	258
V-Dana Community Development District
2.60%, 05/01/2026	35	35
3.13%, 05/01/2031	125	122
Verano No 3 Community Development District
2.38%, 05/01/2026	20	20
3.00%, 05/01/2031	120	116
Viera Stewardship District
2.30%, 05/01/2026	100	99
2.80%, 05/01/2031	465	437
4.60%, 05/01/2033	1,670	1,721
Village Community Development District No 13
2.55%, 05/01/2031	1,165	1,120
Village Community Development District No 14
5.13%, 05/01/2037	2,785	2,917
Village Community Development District No 15
4.00%, 05/01/2034 (2)	1,025	1,040
4.20%, 05/01/2039 (2)	995	986
4.38%, 05/01/2033 (2)	485	504
Village Community Development District No 16
3.55%, 05/01/2030	1,050	1,053
Village Community Development District No 7
3.75%, 05/01/2030	4,415	4,391
Volusia County Educational Facility Authority
5.00%, 06/01/2027	500	511
5.00%, 10/15/2031	300	311
Watergrass Community Development District II
2.50%, 05/01/2031	310	289
West Villages Improvement District
4.50%, 05/01/2031	435	441
5.38%, 05/01/2044	745	756
Westside Haines City Community Development District
2.50%, 05/01/2026	30	30
3.00%, 05/01/2031	215	207
Wildwood Utility Dependent District
5.50%, 10/01/2048	1,910	2,048
Windward at Lakewood Ranch Community Development District
3.25%, 05/01/2027	100	99
3.63%, 05/01/2032	695	669
Wiregrass II Community Development District
4.80%, 05/01/2032	240	247

Total Florida		851,248

Georgia – 3.55%
Athens-Clarke County Unified Government Development Authority
3.00%, 06/15/2038	925	862
3.00%, 06/15/2038	1,350	1,276
Atlanta Development Authority
6.00%, 07/01/2045 (2)	1,600	1,672
Atlanta Urban Redevelopment Agency
2.38%, 07/01/2026 (2)	435	434

The accompanying notes are an integral part of these financial statements.

250

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Georgia – 3.55% – (continued)
2.88%, 07/01/2031 (2)	$2,080	$2,028
Atlanta Urban Residential Finance Authority
3.40%, 02/01/2029 (1)	2,500	2,516
3.45%, 02/01/2029 (1)	2,850	2,869
5.00%, 05/01/2028 (1)	6,860	7,037
Bartow County Development Authority
3.95%, 12/01/2032 (1)	8,030	8,158
City of Atlanta GA Airport Passenger Facility Charge
5.00%, 07/01/2033	2,750	3,089
City of Atlanta GA Department of Aviation
4.00%, 07/01/2038	255	256
5.00%, 07/01/2026	580	586
5.00%, 07/01/2032	250	274
5.00%, 07/01/2033	350	383
5.00%, 07/01/2033	2,000	2,217
5.00%, 07/01/2034	250	272
5.00%, 07/01/2034	1,300	1,435
5.00%, 07/01/2035	350	380
5.00%, 07/01/2035	3,660	4,115
5.00%, 07/01/2036	350	378
5.00%, 07/01/2036	3,325	3,710
5.00%, 07/01/2037	385	413
5.00%, 07/01/2037	2,100	2,324
5.00%, 07/01/2038	4,250	4,671
5.00%, 07/01/2040	4,600	4,964
5.25%, 07/01/2041	2,385	2,606
City of Atlanta GA Water & Wastewater Revenue
5.00%, 11/01/2036	5,500	6,348
5.00%, 11/01/2040	9,830	9,842
Columbus Medical Center Hospital Authority
5.00%, 07/01/2054 (1)	1,630	1,633
5.00%, 07/01/2054 (1)	2,700	2,864
Commerce School District
6.00%, 08/01/2045	500	574
6.00%, 08/01/2050	500	567
County of DeKalb GA Water & Sewerage Revenue
5.00%, 10/01/2041	7,500	8,318
5.25%, 10/01/2032	3,330	3,387
Decatur Housing Authority
3.60%, 08/01/2028 (1)	1,150	1,160
DeKalb County Housing Authority
4.00%, 03/01/2034	1,280	1,288
4.13%, 12/01/2034	3,500	3,528
DeKalb Private Hospital Authority
5.00%, 07/01/2027	1,235	1,278
Development Authority for Fulton County
5.00%, 06/15/2044	580	599
Development Authority of Burke County
3.30%, 12/01/2049 (1)	4,050	4,067
3.38%, 11/01/2053 (1)	2,050	2,059
3.60%, 01/01/2040 (1)	14,000	14,237
3.60%, 11/01/2045 (1)	6,960	7,078
3.80%, 10/01/2032 (1)	5,555	5,571
Development Authority of Monroe County
3.88%, 10/01/2048 (1)	4,815	4,822
Douglas County Housing Authority
5.10%, 02/01/2044	1,000	1,055
Gainesville & Hall County Hospital Authority
5.00%, 02/15/2035	1,910	1,948

The accompanying notes are an integral part of these financial statements.

251

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Georgia – 3.55% – (continued)
George L Smith II Congress Center Authority
2.38%, 01/01/2031	$1,250	$1,174
4.00%, 01/01/2036	2,000	2,009
Georgia Housing & Finance Authority
2.50%, 06/01/2050	3,800	2,795
2.95%, 12/01/2039	1,000	884
4.80%, 12/01/2040	3,500	3,644
5.00%, 12/01/2042	775	817
5.00%, 12/01/2045	4,000	4,151
6.25%, 12/01/2055	6,000	6,789
Glynn-Brunswick Memorial Hospital Authority
4.00%, 08/01/2036	2,000	1,961
4.00%, 08/01/2037	750	726
Gwinnett County School District
5.00%, 02/01/2040	3,210	3,369
Homerville Housing Authority
3.45%, 01/01/2028 (1)	1,105	1,110
Jackson County School District
5.00%, 03/01/2036	2,965	3,457
Main Street Energy, Inc.
5.00%, 12/01/2033	39,500	42,020
Main Street Natural Gas, Inc.
4.00%, 12/01/2029	1,370	1,402
4.00%, 03/01/2050 (1)	10,805	10,862
4.00%, 05/01/2052 (1)	26,945	27,444
4.00%, 07/01/2052 (1)	32,165	32,475
4.00%, 09/01/2052 (1)	11,210	11,480
4.23% (SOFR + 1.70%), 12/01/2053 (3)	42,000	43,454
5.00%, 12/01/2026	1,000	1,015
5.00%, 05/15/2027	1,500	1,533
5.00%, 12/01/2027	1,500	1,546
5.00%, 12/01/2028	1,000	1,045
5.00%, 12/01/2031	2,100	2,271
5.00%, 12/01/2032	4,850	5,210
5.00%, 12/01/2052 (1)	15,375	16,079
5.00%, 06/01/2053 (1)	17,160	18,091
5.00%, 07/01/2053 (1)	25,980	27,418
5.00%, 09/01/2053 (1)	27,735	29,521
5.00%, 12/01/2053 (1)	19,735	21,119
5.00%, 04/01/2054 (1)	18,945	20,354
5.00%, 05/01/2054 (1)	15,030	15,902
5.00%, 05/01/2054 (1)	34,400	36,958
5.00%, 12/01/2054 (1)	4,790	5,131
5.00%, 12/01/2054 (1)	22,720	24,310
5.00%, 05/01/2055 (1)	34,490	36,789
5.00%, 06/01/2055 (1)	17,365	18,804
5.00%, 12/01/2055 (1)	5,000	5,324
Metropolitan Atlanta Rapid Transit Authority
5.00%, 07/01/2034	1,000	1,157
5.00%, 07/01/2035	525	604
5.00%, 07/01/2039	900	1,009
Municipal Electric Authority of Georgia
4.00%, 01/01/2035	435	440
4.00%, 01/01/2035	1,500	1,535
4.00%, 01/01/2036	435	439
4.00%, 01/01/2037	860	865
4.00%, 01/01/2038	850	852
4.00%, 01/01/2039	850	851

The accompanying notes are an integral part of these financial statements.

252

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Georgia – 3.55% – (continued)
4.00%, 01/01/2046	$400	$369
4.00%, 01/01/2051	1,100	974
5.00%, 01/01/2026	300	300
5.00%, 01/01/2026	320	320
5.00%, 01/01/2027	300	307
5.00%, 01/01/2027	1,500	1,537
5.00%, 11/01/2027	200	209
5.00%, 01/01/2028	25	26
5.00%, 01/01/2028	500	516
5.00%, 01/01/2028	750	784
5.00%, 11/01/2028	275	293
5.00%, 11/01/2029	300	327
5.00%, 01/01/2031	685	727
5.00%, 01/01/2032	1,025	1,076
5.00%, 01/01/2034	1,080	1,178
5.00%, 01/01/2036	1,645	1,850
5.00%, 01/01/2039	1,600	1,749
5.00%, 01/01/2039	3,980	4,101
5.00%, 01/01/2048	1,455	1,456
5.00%, 07/01/2048	1,000	1,023
5.25%, 01/01/2038	920	1,042
5.25%, 01/01/2049	890	929
Paulding County Hospital Authority
4.00%, 04/01/2041	1,250	1,226
4.00%, 04/01/2041	1,975	1,970
5.00%, 04/01/2033	250	281
5.00%, 04/01/2034	350	391
5.00%, 04/01/2035	200	222
5.00%, 04/01/2036	330	365
5.00%, 04/01/2037	300	329
5.00%, 04/01/2038	450	490
5.00%, 04/01/2039	725	786
5.00%, 04/01/2042	1,875	1,977
5.00%, 04/01/2043	8,750	9,161
Private Colleges & Universities Authority
5.00%, 04/01/2028	400	419
5.00%, 04/01/2034	780	854
State of Georgia
4.00%, 08/01/2034	6,455	6,756
Treutlen County School District
5.00%, 10/01/2034	200	234
5.00%, 10/01/2035	355	419
5.00%, 10/01/2040	380	429
5.00%, 10/01/2045	870	928
5.00%, 10/01/2047	650	688

Total Georgia		688,361

Guam – 0.14%
Antonio B Won Pat International Airport Authority
5.00%, 10/01/2032	500	539
5.25%, 10/01/2031	325	352
Guam Power Authority
5.00%, 10/01/2037	1,050	1,143
Territory of Guam
4.00%, 01/01/2036	6,405	6,493
4.00%, 01/01/2042	5,445	5,251
5.00%, 12/01/2028	2,500	2,531
5.00%, 12/01/2030	1,750	1,772
5.00%, 11/15/2031	1,040	1,098

The accompanying notes are an integral part of these financial statements.

253

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Guam – 0.14% – (continued)
5.00%, 12/01/2034	$2,500	$2,528
5.00%, 01/01/2036	1,500	1,648
5.25%, 01/01/2038	2,000	2,201
5.25%, 01/01/2040	1,000	1,085

Total Guam		26,641

Hawaii – 0.24%
City & County Honolulu HI Wastewater System Revenue
5.00%, 07/01/2036	1,090	1,277
5.00%, 07/01/2036	1,930	1,947
5.00%, 07/01/2037	1,435	1,663
City & County of Honolulu HI
5.00%, 06/01/2027 (1)	3,075	3,099
5.00%, 11/01/2028	540	578
5.00%, 11/01/2029	1,800	1,969
5.00%, 07/01/2034	810	887
5.00%, 07/01/2035	1,345	1,468
County of Maui HI
5.00%, 09/01/2037	8,775	10,184
Kauai County Community Facilities District
4.00%, 05/15/2028	485	491
5.00%, 05/15/2031	375	402
State of Hawaii
5.00%, 01/01/2030	2,330	2,503
5.00%, 01/01/2036	2,000	2,120
State of Hawaii Airports System Revenue
5.00%, 07/01/2032	1,235	1,335
5.00%, 07/01/2033	1,425	1,485
5.00%, 07/01/2038	3,525	3,626
5.00%, 07/01/2042	4,500	4,790
5.00%, 07/01/2043	3,150	3,314
State of Hawaii Harbor System Revenue
4.00%, 07/01/2035	525	534
4.00%, 07/01/2036	545	562
University of Hawaii
5.00%, 10/01/2029	1,225	1,334

Total Hawaii		45,568

Idaho – 0.14%
Idaho Health Facilities Authority
4.00%, 03/01/2034	400	414
4.00%, 03/01/2035	250	258
4.00%, 03/01/2039	700	701
4.00%, 03/01/2040	835	825
4.00%, 03/01/2041	850	830
5.00%, 03/01/2032	765	811
Idaho Housing & Finance Association
4.00%, 07/15/2039	6,500	6,582
4.00%, 01/01/2050	85	85
5.00%, 06/01/2035	955	954
Idaho State Building Authority
5.00%, 06/01/2034	5,920	6,892
5.00%, 09/01/2043	1,500	1,540
Southern Idaho Regional Solid Waste District
4.00%, 03/01/2028	4,500	4,551
Spring Valley Community Infrastructure District No 1
3.75%, 09/01/2051 (2)	1,921	1,830

Total Idaho		26,273

The accompanying notes are an integral part of these financial statements.

254

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 6.70%
Aurora Public Library District
4.00%, 12/01/2041	$790	$792
Board of Trustees of the University of Illinois
5.00%, 10/01/2036	1,350	1,500
Boone Mchenry & Dekalb Counties Community Unit School District 100
5.00%, 01/01/2038	860	958
5.00%, 01/01/2039	1,000	1,106
5.00%, 01/01/2040	425	464
Champaign County Community Unit School District No 4 Champaign
5.00%, 01/01/2034	1,115	1,159
Chicago Board of Education
4.00%, 12/01/2037	3,785	3,497
4.00%, 12/01/2041	9,980	8,690
4.00%, 12/01/2047	6,000	4,672
5.00%, 12/01/2026	1,295	1,304
5.00%, 12/01/2028	1,270	1,298
5.00%, 12/01/2029	540	555
5.00%, 12/01/2030	1,140	1,164
5.00%, 12/01/2030	2,000	2,042
5.00%, 12/01/2031	2,185	2,226
5.00%, 12/01/2033	300	301
5.00%, 12/01/2033	3,525	3,513
5.00%, 12/01/2033	5,845	5,882
5.00%, 12/01/2035	2,085	2,152
5.00%, 12/01/2036	1,165	1,153
5.00%, 12/01/2037	7,950	7,934
5.00%, 12/01/2038	1,250	1,244
5.00%, 12/01/2039	5,000	4,966
5.00%, 12/01/2042	6,025	5,826
5.00%, 12/01/2046	1,000	1,000
5.00%, 12/01/2046	1,200	1,104
5.00%, 12/01/2046	8,845	8,140
5.00%, 12/01/2047	5,295	4,841
5.25%, 12/01/2035	875	875
5.25%, 12/01/2039	2,000	1,994
5.50%, 12/01/2030	1,770	1,899
5.50%, 12/01/2034	1,265	1,338
5.50%, 12/01/2034	6,000	6,347
5.50%, 12/01/2036	3,680	3,855
6.75%, 12/01/2030 (2)	1,500	1,573
Chicago Board of Education Dedicated Capital Improvement Tax
6.00%, 04/01/2046	5,000	5,058
Chicago Midway International Airport
5.00%, 01/01/2027	1,800	1,800
5.00%, 01/01/2029	4,195	4,414
5.00%, 01/01/2032	4,835	5,314
5.00%, 01/01/2035	12,500	14,138
5.00%, 01/01/2039	3,110	3,327
5.50%, 01/01/2036	1,000	1,136
5.50%, 01/01/2037	500	564
5.50%, 01/01/2038	500	560
5.50%, 01/01/2039	1,000	1,115
5.50%, 01/01/2040	1,000	1,100
5.75%, 01/01/2041	1,000	1,106
5.75%, 01/01/2043	1,250	1,360
Chicago O’Hare International Airport
4.00%, 01/01/2035	4,060	4,136
4.00%, 01/01/2036	2,500	2,550

The accompanying notes are an integral part of these financial statements.

255

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 6.70% – (continued)
4.00%, 01/01/2036	$3,285	$3,333
4.00%, 01/01/2037	2,500	2,544
5.00%, 01/01/2027	520	530
5.00%, 01/01/2028	1,000	1,018
5.00%, 01/01/2029	3,000	3,158
5.00%, 01/01/2030	5,280	5,648
5.00%, 01/01/2031	660	672
5.00%, 01/01/2032	600	659
5.00%, 01/01/2033	345	345
5.00%, 01/01/2033	400	436
5.00%, 07/01/2033	550	567
5.00%, 01/01/2034	325	353
5.00%, 01/01/2034	2,000	2,230
5.00%, 01/01/2035	715	774
5.00%, 01/01/2035	3,835	4,296
5.00%, 01/01/2036	430	430
5.00%, 01/01/2036	750	807
5.00%, 01/01/2037	1,675	1,823
5.00%, 01/01/2037	2,000	2,025
5.00%, 01/01/2037	23,525	27,103
5.00%, 01/01/2038	1,785	1,957
5.00%, 01/01/2038	9,980	10,867
5.00%, 01/01/2039	1,805	1,954
5.00%, 01/01/2043	3,000	3,183
5.00%, 07/01/2048	7,450	7,342
5.25%, 01/01/2040	2,305	2,512
5.25%, 01/01/2040	7,170	7,882
5.25%, 01/01/2041	4,415	4,803
5.25%, 01/01/2042	500	507
5.25%, 01/01/2042	2,000	2,151
5.25%, 01/01/2043	1,415	1,497
5.50%, 07/01/2036	3,000	3,409
5.50%, 07/01/2040	430	473
Chicago Park District
5.00%, 01/01/2040	6,405	6,405
5.00%, 01/01/2044	5,700	5,845
5.25%, 01/01/2046	1,610	1,670
Chicago Transit Authority Capital Grant Receipts Revenue
5.00%, 06/01/2026	8,275	8,339
5.00%, 06/01/2029	1,500	1,598
Chicago Transit Authority Sales Tax Receipts Fund
5.00%, 12/01/2036	1,500	1,704
5.00%, 12/01/2042	5,000	5,372
5.00%, 12/01/2049	1,475	1,528
City of Calumet City IL
4.50%, 03/01/2043	1,945	1,937
5.50%, 03/01/2030	755	822
5.50%, 03/01/2036	400	427
5.50%, 03/01/2038	555	589
City of Chicago Heights IL
5.25%, 12/01/2034	2,115	2,224
City of Chicago IL
5.00%, 01/01/2027	2,000	2,023
5.00%, 01/01/2032	13,095	13,767
5.00%, 01/01/2034	1,445	1,507
5.00%, 01/01/2035	7,540	7,879
5.00%, 01/01/2044	6,000	5,850
5.50%, 01/01/2039	4,400	4,614

The accompanying notes are an integral part of these financial statements.

256

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 6.70% – (continued)
5.50%, 01/01/2040	$9,725	$10,227
5.75%, 01/01/2034	2,000	2,032
6.00%, 01/01/2038	1,910	1,940
6.00%, 01/01/2046	3,165	3,454
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2032	2,500	2,802
5.00%, 01/01/2038	1,775	1,924
5.00%, 01/01/2039	2,500	2,695
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2038	1,250	1,351
5.00%, 11/01/2039	2,000	2,148
City of Joliet IL
5.00%, 12/15/2037	1,000	1,093
5.00%, 12/15/2038	1,090	1,188
5.25%, 12/15/2039	730	802
5.50%, 12/15/2042	1,305	1,422
5.50%, 12/15/2044	3,625	3,888
City of Springfield IL Electric Revenue
3.00%, 03/01/2038	14,900	13,961
5.00%, 03/01/2035	15,000	17,038
Community Unit School District Number 427 DeKalb and Kane Counties Illinois
4.00%, 02/01/2037	535	545
Cook County Community College District No 508
5.00%, 12/01/2040	4,215	4,492
5.00%, 12/01/2043	1,085	1,125
Cook County Community Consolidated School District No 34 Glenview
3.00%, 12/01/2036	925	874
Cook County Community Consolidated School District No 64 Park Ridge-Niles
5.00%, 12/01/2049	3,500	3,616
Cook County Community School District No 152 1/2 Hazel Crest
5.00%, 12/01/2041	695	753
5.00%, 12/01/2045	1,285	1,340
Cook County High School District No 203 New Trier Township
2.00%, 12/15/2033	425	371
2.00%, 12/15/2034	440	374
Cook County High School District No 220 Reavis
5.00%, 12/01/2032	1,160	1,221
5.00%, 12/01/2044	2,085	2,164
5.00%, 12/01/2045	2,190	2,254
County of Cook IL
4.00%, 11/15/2026	555	561
4.00%, 11/15/2027	560	573
4.00%, 11/15/2028	280	290
5.00%, 11/15/2026	750	765
5.00%, 11/15/2026	1,450	1,479
5.00%, 11/15/2029	1,630	1,767
County of Cook IL Sales Tax Revenue
5.00%, 11/15/2032	175	199
5.00%, 11/15/2033	150	170
5.00%, 11/15/2035	315	351
5.00%, 11/15/2036	645	711
5.00%, 11/15/2036	1,000	1,109
5.00%, 11/15/2036	4,500	4,648
5.00%, 11/15/2038	890	975
5.00%, 11/15/2038	2,370	2,440
5.00%, 11/15/2040	1,820	1,968
5.25%, 11/15/2035	3,000	3,118
DeKalb Park District
5.00%, 03/01/2036	455	511

The accompanying notes are an integral part of these financial statements.

257

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 6.70% – (continued)
5.00%, 03/01/2037	$485	$541
5.00%, 03/01/2038	410	454
5.00%, 03/01/2039	540	594
Elmhurst Park District
5.00%, 12/15/2040	750	831
5.00%, 12/15/2042	755	816
5.00%, 12/15/2043	1,000	1,070
Fayette & Montgomery Counties Community Unit School District No 203 Vandalia
5.00%, 12/01/2034	1,030	1,165
5.00%, 12/01/2035	1,000	1,127
Grand Prairie Water Commission
5.00%, 01/01/2044	525	556
5.00%, 01/01/2045	1,100	1,157
5.25%, 01/01/2050	1,800	1,897
Henry & Whiteside Counties Community Unit School District No 228 Geneseo
5.00%, 02/15/2029	75	80
5.00%, 02/15/2030	860	927
5.00%, 02/15/2031	230	252
Huntley Park District
5.00%, 12/30/2037	525	576
5.00%, 12/30/2037	620	681
5.00%, 12/30/2038	660	722
5.00%, 12/30/2039	395	430
5.00%, 12/30/2039	595	648
5.00%, 12/30/2040	580	627
5.00%, 12/30/2042	1,570	1,668
5.00%, 12/30/2044	865	903
Illinois Finance Authority
3.00%, 07/01/2035	930	860
3.63%, 02/15/2032	355	359
3.79% (SOFR + 1.15%), 11/01/2034 (3)	1,930	1,933
4.00%, 10/15/2028	670	669
4.00%, 10/15/2029	1,045	1,043
4.00%, 01/01/2031	1,665	1,701
4.00%, 10/15/2031	1,135	1,127
4.00%, 12/01/2033	1,210	1,252
4.00%, 08/01/2034	2,050	1,994
4.00%, 08/01/2035	1,625	1,565
4.00%, 02/15/2036	160	160
4.00%, 05/15/2036	535	537
4.00%, 08/01/2037	1,160	1,086
4.00%, 07/15/2038	5,750	5,792
4.00%, 08/01/2038	1,165	1,082
4.00%, 07/15/2039	6,280	6,280
4.00%, 08/15/2039	9,280	9,232
4.00%, 02/15/2041	5	5
4.00%, 02/15/2041	5	5
4.00%, 08/15/2041	880	838
4.13%, 12/01/2050 (1)(2)	23,605	23,564
4.25%, 07/01/2041	3,225	3,279
4.80%, 12/01/2043 (1)(2)	4,400	4,542
4.80%, 12/01/2043 (1)(2)	10,650	10,993
5.00%, 02/15/2026	1,345	1,348
5.00%, 03/01/2028	15	15
5.00%, 05/15/2028	13,620	14,209
5.00%, 09/01/2028	500	501
5.00%, 10/01/2028	500	521
5.00%, 01/01/2029	1,650	1,691

The accompanying notes are an integral part of these financial statements.

258

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 6.70% – (continued)
5.00%, 02/15/2029	$835	$837
5.00%, 02/15/2029	1,445	1,479
5.00%, 12/01/2029	340	343
5.00%, 02/15/2030	1,240	1,270
5.00%, 05/15/2030	1,180	1,181
5.00%, 07/15/2030	710	742
5.00%, 08/15/2030	630	694
5.00%, 09/01/2030	430	431
5.00%, 11/01/2030	715	750
5.00%, 01/01/2031	725	807
5.00%, 01/01/2031	3,545	3,632
5.00%, 05/15/2031	5,000	5,250
5.00%, 08/15/2031	1,525	1,675
5.00%, 05/15/2032	5,745	6,020
5.00%, 07/01/2032	300	321
5.00%, 07/01/2033	250	269
5.00%, 07/01/2033	10,000	10,765
5.00%, 09/01/2033	445	472
5.00%, 12/01/2033	700	707
5.00%, 01/01/2034	605	620
5.00%, 02/15/2034	300	308
5.00%, 02/15/2034	1,470	1,501
5.00%, 08/15/2034	1,725	1,889
5.00%, 08/15/2034	2,500	2,559
5.00%, 07/01/2035	1,130	1,329
5.00%, 11/15/2035	3,775	4,323
5.00%, 02/15/2036	1,735	1,767
5.00%, 09/01/2036	715	748
5.00%, 01/01/2037	2,785	2,922
5.00%, 05/15/2037	500	555
5.00%, 09/01/2037	780	812
5.00%, 08/15/2038	1,000	1,089
5.00%, 09/01/2038	305	316
5.00%, 05/15/2039	1,100	1,207
5.00%, 08/15/2039	1,200	1,296
5.00%, 08/15/2040	5,000	5,345
5.00%, 02/15/2041	1,220	1,233
5.00%, 07/01/2042	5,200	5,707
5.00%, 08/01/2042	120	120
5.00%, 01/01/2044	4,145	4,350
5.00%, 10/01/2044	800	818
5.00%, 08/01/2049	140	135
5.00%, 05/15/2050 (1)	2,170	2,183
5.00%, 08/15/2053 (1)	1,120	1,228
5.00%, 08/15/2054 (1)	7,645	8,225
5.00%, 08/15/2064 (1)	3,220	3,544
5.25%, 04/01/2040	550	610
5.50%, 10/01/2047	635	646
Illinois Housing Development Authority
0.80%, 07/01/2026	1,000	984
2.70%, 10/01/2034	700	651
2.90%, 08/01/2031	1,210	1,186
3.00%, 04/01/2051	1,985	1,955
3.15%, 02/01/2029 (1)	1,500	1,501
3.50%, 04/01/2052	3,520	3,507
3.75%, 04/01/2050	285	285
4.00%, 10/01/2049	1,220	1,225
4.25%, 04/01/2028	1,000	1,023

The accompanying notes are an integral part of these financial statements.

259

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 6.70% – (continued)
4.38%, 10/01/2041	$3,500	$3,586
4.50%, 10/01/2048	1,535	1,551
5.00%, 02/01/2027 (1)	6,270	6,280
5.00%, 11/01/2027 (1)	6,173	6,274
6.00%, 10/01/2055	15,555	17,265
6.25%, 10/01/2052	4,390	4,699
6.25%, 10/01/2055	5,030	5,686
6.50%, 10/01/2045	5,100	5,787
Illinois Municipal Electric Agency
5.00%, 02/01/2035	4,750	5,531
Illinois Sports Facilities Authority
5.00%, 06/15/2030	950	993
5.25%, 06/15/2032	1,735	1,763
Illinois State Toll Highway Authority
5.00%, 12/01/2031	235	235
5.00%, 12/01/2032	425	426
5.00%, 01/01/2034	1,000	1,011
5.00%, 01/01/2037	1,260	1,262
5.00%, 01/01/2038	25,715	25,749
5.00%, 01/01/2039	9,125	9,135
5.00%, 01/01/2040	7,050	7,057
5.00%, 01/01/2040	9,900	9,909
5.00%, 01/01/2041	2,190	2,312
5.00%, 01/01/2041	13,710	13,783
5.00%, 01/01/2042	6,840	6,984
5.00%, 01/01/2044	7,270	7,473
5.00%, 01/01/2045	1,655	1,711
Illinois State University
3.00%, 04/01/2043	2,430	2,047
5.00%, 04/01/2032	1,745	1,822
Jackson Perry Etc Counties Community Unit School District No 176 Trico
5.00%, 12/01/2028	420	443
5.00%, 12/01/2029	415	444
5.00%, 12/01/2030	360	391
5.00%, 12/01/2031	495	545
5.00%, 12/01/2032	865	950
Jefferson County School District No 82 Bethel
4.10%, 12/01/2043	765	743
5.00%, 12/01/2036	255	280
5.00%, 12/01/2038	295	322
Jersey & Greene County Community Unit School District No 100 Jerseyville
5.00%, 12/01/2027	1,105	1,113
Joliet Regional Port District
5.00%, 12/30/2048	1,500	1,535
5.25%, 12/30/2037	1,030	1,158
Kane Cook & DuPage Counties School District No U-46 Elgin
5.00%, 01/01/2029	400	427
5.00%, 01/01/2032	550	619
5.00%, 01/01/2033	550	626
5.00%, 01/01/2034	650	738
La Grange Park Community Park District
6.50%, 12/01/2042	925	1,093
La Salle & Bureau Counties Township High School District No 120 LaSalle-Peru
5.00%, 12/01/2033	2,415	2,737
5.00%, 12/01/2034	1,685	1,917
La Salle County Community Unit School District No 2 Serena
5.25%, 12/01/2036	1,440	1,600
5.50%, 12/01/2040	2,145	2,365

The accompanying notes are an integral part of these financial statements.

260

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 6.70% – (continued)
Lake County Community Unit School District No 187 North Chicago
5.00%, 01/01/2032	$355	$389
5.00%, 01/01/2033	325	359
5.00%, 01/01/2034	370	411
5.00%, 01/01/2035	300	331
5.00%, 01/01/2039	920	987
Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026	1,000	1,000
5.00%, 01/01/2027	2,100	2,104
Lake County Consolidated High School District No 120 Mundelein
5.50%, 12/01/2039	1,000	1,101
Lake County School District No 112 North Shore
4.00%, 12/01/2042	2,590	2,623
Madison County Community Unit School District No 7 Edwardsville
5.00%, 12/01/2032	595	664
5.00%, 12/01/2033	645	725
5.00%, 12/01/2034	690	779
Marshall Putnam & Bureau Counties Community Unit School District No 5 Henry
5.00%, 12/01/2042	1,270	1,351
5.00%, 12/01/2044	440	459
5.00%, 12/01/2045	1,080	1,121
5.00%, 12/01/2046	250	258
McHenry & Lake Counties Community Consolidated School District No 26
4.00%, 02/01/2041	750	756
4.00%, 02/01/2042	645	644
McLean County Community Unit School District No 19 Ridgeview
5.25%, 12/01/2041	760	836
5.25%, 12/01/2042	850	925
5.25%, 12/01/2043	1,390	1,495
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2028	15,615	14,450
0.00%, 06/15/2029	3,470	3,108
0.00%, 12/15/2029	3,745	3,310
0.00%, 12/15/2029	5,665	4,993
0.00%, 12/15/2030	11,000	9,366
0.00%, 12/15/2031	1,015	834
0.00%, 06/15/2038	5,305	3,244
4.00%, 12/15/2042	1,645	1,568
5.00%, 12/15/2028	1,000	1,036
5.00%, 12/15/2028	2,000	2,072
5.00%, 12/15/2032	550	567
Metropolitan Water Reclamation District of Greater Chicago
5.00%, 12/01/2031	1,735	1,767
5.25%, 12/01/2032	1,800	2,096
Morgan County School District No 117 Jacksonville
5.00%, 01/01/2040	750	826
5.00%, 01/01/2047	1,200	1,244
Northeastern Illinois University
5.75%, 07/01/2045	1,000	1,071
Northern Illinois University
4.25%, 04/01/2044	3,250	3,057
5.00%, 04/01/2038	670	722
5.00%, 04/01/2039	750	804
5.50%, 04/01/2049	1,500	1,573
Peoria Metropolitan Airport Authority
5.00%, 12/01/2026	1,375	1,405
Piatt Champaign & DeWitt Counties Community Unit School District No 25
5.00%, 11/01/2033	1,000	1,015

The accompanying notes are an integral part of these financial statements.

261

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 6.70% – (continued)
Regional Transportation Authority
5.00%, 06/01/2034	$1,000	$1,006
5.75%, 06/01/2033	1,000	1,119
5.75%, 06/01/2034	3,400	3,898
Richland County Community Unit School District No 1
5.00%, 12/01/2035	2,510	2,837
Rock Island & Mercer Counties Community Unit School District No 300
5.00%, 12/01/2044	425	452
5.00%, 12/01/2045	500	528
Sales Tax Securitization Corp.
5.00%, 01/01/2026	2,000	2,000
5.00%, 01/01/2029	1,000	1,060
5.00%, 01/01/2037	1,140	1,200
5.00%, 01/01/2040	4,445	4,831
5.00%, 01/01/2041	8,290	8,925
5.00%, 01/01/2042	3,000	3,177
5.25%, 01/01/2043	1,100	1,130
5.50%, 01/01/2036	2,000	2,117
Sangamon & Christian Counties Community Unit School District No 3A Rochester
5.50%, 02/01/2040	805	880
5.50%, 02/01/2043	530	570
5.50%, 02/01/2047	920	972
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin
5.00%, 12/01/2040	2,625	2,794
Sangamon Menard Etc Counties Community School District No 8 Pleasant Plains
4.00%, 01/01/2041	1,075	1,075
Scott & Morgan Counties Community Unit School District No 1 Winchester
5.00%, 12/01/2027	115	119
5.00%, 12/01/2029	100	107
5.00%, 12/01/2034	860	949
6.00%, 12/01/2038	360	421
6.00%, 12/01/2040	410	474
6.00%, 12/01/2042	925	1,047
Southern Illinois University
4.00%, 04/01/2040	500	497
5.25%, 02/15/2050	4,000	4,147
Southwestern Illinois Development Authority
5.50%, 12/01/2038	6,250	6,899
5.50%, 12/01/2039	6,350	6,971
5.50%, 04/01/2044	5,615	6,117
5.50%, 04/01/2050	9,000	9,587
St Clair & Washington Counties Community Unit School District No 40 Marissa
5.50%, 12/01/2045	1,610	1,732
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2028	200	208
5.00%, 01/01/2038	225	247
5.00%, 01/01/2041	425	451
5.00%, 01/01/2042	230	242
5.00%, 01/01/2044	250	258
5.00%, 01/01/2044	650	672
5.00%, 01/01/2049	600	610
St Clair County Public Building Commission
5.25%, 12/01/2054	1,020	1,046
State of Illinois
4.00%, 02/01/2030	3,125	3,157
4.00%, 03/01/2031	1,500	1,557
4.00%, 10/01/2032	1,390	1,428
4.00%, 03/01/2038	1,125	1,111

The accompanying notes are an integral part of these financial statements.

262

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 6.70% – (continued)
5.00%, 10/01/2026	$2,270	$2,307
5.00%, 11/01/2026	2,120	2,158
5.00%, 03/01/2027	980	1,004
5.00%, 11/01/2027	1,675	1,741
5.00%, 07/01/2028	2,235	2,351
5.00%, 11/01/2028	12,940	13,422
5.00%, 03/01/2029	2,620	2,786
5.00%, 05/01/2029	2,820	3,011
5.00%, 03/01/2030	1,875	2,026
5.00%, 03/01/2030	11,310	12,240
5.00%, 10/01/2030	5,325	5,805
5.00%, 03/01/2031	11,350	12,459
5.00%, 10/01/2031	1,750	1,903
5.00%, 10/01/2031	6,500	6,834
5.00%, 02/01/2032	4,170	4,629
5.00%, 01/01/2033	415	416
5.00%, 03/01/2033	1,000	1,089
5.00%, 03/01/2034	1,000	1,098
5.00%, 03/01/2034	9,715	10,535
5.00%, 03/01/2035	3,670	4,012
5.00%, 03/01/2035	23,005	25,149
5.00%, 05/01/2035	3,860	4,333
5.00%, 07/01/2035	2,340	2,556
5.00%, 03/01/2036	1,000	1,086
5.00%, 07/01/2036	11,055	12,024
5.00%, 05/01/2038	2,915	3,182
5.00%, 09/01/2038	30,000	32,724
5.25%, 12/01/2030	11,685	12,163
5.25%, 05/01/2043	625	664
5.25%, 05/01/2043	4,680	4,925
5.25%, 05/01/2045	1,950	2,036
State of Illinois Sales Tax Revenue
3.00%, 06/15/2034	1,070	1,009
5.00%, 06/15/2026	500	505
5.00%, 06/15/2026	7,890	7,968
5.00%, 06/15/2027	1,000	1,031
5.00%, 06/15/2027	7,930	8,179
5.00%, 06/15/2028	7,930	8,342
5.00%, 06/15/2031	5,935	6,576
5.00%, 06/15/2032	4,980	5,588
5.00%, 06/15/2034	7,190	8,187
Staunton Community Unit School District No 6
5.00%, 12/01/2035	1,260	1,412
5.00%, 12/01/2036	1,080	1,202
5.00%, 12/01/2039	1,680	1,835
Taylorville Community Pleasure Driveway & Park District
5.00%, 12/01/2041	440	475
5.00%, 12/01/2042	460	492
5.00%, 12/01/2043	385	407
5.00%, 12/01/2044	510	534
Tazewell County Community High School District No 308 Washington
5.25%, 12/01/2033	1,250	1,367
University of Illinois Auxiliary Facilities System
5.00%, 04/01/2034	3,000	3,455
5.25%, 04/01/2040	5,000	5,569
5.25%, 04/01/2044	1,155	1,243
Village of Bellwood IL
5.00%, 12/01/2032	2,085	2,331

The accompanying notes are an integral part of these financial statements.

263

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 6.70% – (continued)
Village of Bolingbrook IL
4.00%, 03/01/2027	$1,000	$1,013
Village of Bourbonnais IL
5.25%, 12/01/2042	2,840	3,015
Village of Bradley IL
5.00%, 12/15/2041	1,250	1,336
5.00%, 12/15/2041	1,445	1,544
5.00%, 12/15/2043	1,210	1,282
5.00%, 12/15/2044	820	861
5.00%, 12/15/2045	2,495	2,597
Village of Elk Grove Village IL
5.00%, 01/01/2034	1,000	1,020
Village of New Lenox IL
4.00%, 12/15/2043	740	720
Village of Westchester IL
5.00%, 12/15/2043	1,000	1,064
West Chicago Park District
6.00%, 12/01/2045	1,260	1,412
Will County Community High School District No 210 Lincoln-Way
0.00%, 01/01/2029	400	362
0.00%, 01/01/2029	500	453
0.00%, 01/01/2031	300	254
Will County Community Unit School District No 201-U Crete-Monee
4.00%, 01/15/2044	1,000	966
4.00%, 01/15/2045	810	772
5.00%, 01/15/2033	425	479
5.00%, 01/15/2034	1,060	1,204
5.00%, 01/15/2035	675	763
Will County Community Unit School District No 365-U Valley View
0.00%, 11/01/2026	775	757
5.00%, 11/01/2026	1,800	1,835
Will County School District No 114 Manhattan
5.00%, 01/01/2037	370	411
5.00%, 01/01/2038	355	392
5.25%, 01/01/2039	280	314
5.25%, 01/01/2041	1,160	1,271
5.50%, 01/01/2047	4,880	5,200
5.50%, 01/01/2049	1,250	1,328
5.50%, 09/01/2052	2,215	2,339
Will County School District No 86 Joliet
5.00%, 01/01/2049	375	382
Yorkville-Bristol Sanitation District
4.50%, 12/15/2053	1,585	1,559
5.00%, 12/15/2047	1,000	1,024
5.00%, 12/15/2050	1,500	1,525

Total Illinois		1,298,688

Indiana – 1.81%
Avon Community School Building Corp.
3.00%, 01/15/2044	3,650	3,020
5.25%, 07/15/2038	1,000	1,123
5.25%, 07/15/2039	1,250	1,395
5.50%, 07/15/2041	2,000	2,221
Bloomington Redevelopment District
5.25%, 08/01/2036	1,750	1,868
Borden-Henryville Multi-School Building Corp.
5.00%, 07/15/2043	700	746
Brownsburg 1999 School Building Corp.
5.00%, 07/15/2041	2,035	2,210

The accompanying notes are an integral part of these financial statements.

264

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Indiana – 1.81% – (continued)
5.50%, 07/15/2040	$1,960	$2,140
5.50%, 07/15/2042	6,125	6,595
Carmel Local Public Improvement Bond Bank
3.00%, 07/15/2028	13,655	13,667
5.00%, 07/15/2032	2,680	2,707
Carmel Redevelopment Authority
1.13%, 01/15/2044	2,000	1,117
City of Fort Wayne IN Waterworks Utility Revenue
3.25%, 12/01/2028	400	400
City of La Porte IN Sewage Works Revenue
3.75%, 09/01/2029	2,500	2,500
City of La Porte IN Waterworks Revenue
3.50%, 07/01/2029	2,500	2,500
City of Mishawaka IN
2.00%, 07/01/2038	1,175	911
City of Valparaiso IN
4.50%, 01/01/2034 (2)	1,645	1,685
4.88%, 01/01/2044 (2)	2,750	2,753
City of West Lafayette IN Sewer Revenue
5.00%, 07/01/2044	1,000	1,048
City of Whiting IN
4.40%, 03/01/2046 (1)	5,245	5,504
5.00%, 12/01/2044 (1)	3,900	3,936
Clark-Pleasant Community School Building Corp.
5.00%, 07/15/2043	1,250	1,327
5.00%, 01/15/2044	1,250	1,317
County of St Joseph IN
5.00%, 04/01/2033	1,245	1,327
Cowan Community Schools Building Corp.
4.00%, 07/15/2040	545	557
4.00%, 07/15/2041	565	572
4.00%, 07/15/2042	585	586
Crothersville 2000 School Building Corp.
5.00%, 01/15/2041	280	301
5.00%, 01/15/2042	785	835
5.00%, 01/15/2043	590	621
5.00%, 01/15/2044	425	444
5.00%, 01/15/2045	150	156
Duneland School Building Corp.
3.00%, 01/15/2038	1,255	1,142
Freddie Mac Pool
4.25%, 06/01/2041	2,983	2,866
Gary Chicago International Airport Authority
5.00%, 02/01/2037	430	478
5.00%, 02/01/2038	350	386
5.00%, 02/01/2039	295	323
5.25%, 02/01/2042	750	816
Greater Clark Building Corp.
5.00%, 07/15/2042	1,065	1,150
5.00%, 07/15/2043	1,075	1,150
5.00%, 01/15/2044	1,600	1,689
5.00%, 01/15/2045	700	736
6.00%, 07/15/2038	3,025	3,494
Griffith Multi-School Building Corp.
5.00%, 07/15/2042	1,000	1,070
5.00%, 07/15/2043	1,045	1,105
Hamilton Southeastern Consolidated School Building Corp.
5.00%, 07/15/2040	505	555
5.00%, 07/15/2041	715	778

The accompanying notes are an integral part of these financial statements.

265

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Indiana – 1.81% – (continued)
5.00%, 07/15/2042	$630	$677
5.00%, 07/15/2043	1,000	1,063
5.00%, 01/15/2045	1,590	1,662
Indiana Finance Authority
0.70%, 12/01/2046 (1)	8,525	8,525
0.75%, 12/01/2038 (1)	500	496
0.95%, 12/01/2038 (1)	900	894
3.75%, 03/01/2031 (1)	1,450	1,458
4.13%, 12/01/2026	2,815	2,816
4.25%, 03/01/2049	755	700
4.50%, 05/01/2035 (1)	1,200	1,210
5.00%, 05/01/2026	1,100	1,108
5.00%, 11/01/2026	1,200	1,221
5.00%, 05/01/2027	700	721
5.00%, 05/01/2029	685	737
5.00%, 07/01/2029	1,195	1,251
5.00%, 11/01/2029	2,350	2,446
5.00%, 09/01/2031	440	446
5.00%, 09/01/2036	1,000	1,011
5.00%, 02/01/2037	2,000	2,318
5.00%, 02/01/2038	16,785	19,306
5.00%, 06/01/2040	2,725	2,801
5.00%, 11/01/2041	3,975	3,980
5.00%, 11/15/2041	7,000	7,672
5.00%, 03/01/2044	1,200	1,243
5.00%, 10/01/2054 (1)	4,590	5,086
5.00%, 10/01/2057 (1)	20,565	23,287
5.00%, 10/01/2059 (1)	15,320	17,271
5.00%, 10/01/2063 (1)	3,500	3,853
Indiana Housing & Community Development Authority
3.00%, 07/01/2050	495	489
3.00%, 07/01/2051	520	514
3.50%, 01/01/2049	410	409
4.80%, 09/01/2041	4,650	4,801
5.00%, 01/01/2026	300	300
5.00%, 01/01/2026	600	600
5.00%, 07/01/2026	320	324
5.00%, 07/01/2026	400	405
5.00%, 01/01/2027	300	307
5.00%, 01/01/2027	575	588
5.00%, 07/01/2027	300	310
5.00%, 07/01/2027	400	414
5.00%, 01/01/2028	600	626
5.00%, 07/01/2028	500	527
Indiana Municipal Power Agency
5.00%, 01/01/2037	4,500	4,532
5.00%, 01/01/2043	8,334	8,954
Indiana Secondary Market for Education Loans, Inc.
4.00%, 06/01/2046	2,000	1,937
Indianapolis Local Public Improvement Bond Bank
4.00%, 01/01/2035	1,725	1,727
5.00%, 01/15/2028	500	525
5.00%, 01/01/2029	1,000	1,009
5.00%, 01/01/2031	1,000	1,008
5.00%, 01/01/2031	10,735	11,722
5.00%, 01/01/2032	2,000	2,212
5.00%, 01/01/2036	615	680
5.00%, 01/01/2038	1,125	1,229

The accompanying notes are an integral part of these financial statements.

266

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Indiana – 1.81% – (continued)
5.00%, 01/01/2039	$1,250	$1,359
5.00%, 02/01/2053	3,000	3,085
5.25%, 01/01/2039	2,000	2,167
6.00%, 02/01/2048	8,150	9,067
IPS Multi-School Building Corp.
5.25%, 07/15/2041	3,450	3,715
Lawrence Township School Building Corp.
5.00%, 07/15/2038	2,715	3,046
Merrillville Redevelopment Authority
5.00%, 07/15/2043	990	1,038
5.00%, 07/15/2043	1,000	1,048
5.00%, 07/15/2045	750	776
5.00%, 07/15/2045	1,000	1,034
Monroe County Community School Corp.
0.05%, 07/15/2034	995	743
0.05%, 01/15/2035	1,000	730
Mount Vernon of Hancock County Multi-School Building Corp.
5.50%, 07/15/2036	1,000	1,112
5.50%, 07/15/2038	1,000	1,104
Muncie Community School Corp.
3.25%, 01/15/2026	1,000	1,000
Newburgh Chandler Public Library
0.05%, 01/15/2036	280	193
Noblesville Redevelopment Authority
5.50%, 01/15/2046	2,020	2,143
North Putnam Middle School Building Corp.
5.00%, 01/15/2044	370	390
Southwest Dubois County Multi-School Building Corp.
5.00%, 07/15/2042	1,260	1,342
5.00%, 01/15/2044	365	384
Speedway Multi-School Building Corp.
5.00%, 07/15/2042	1,000	1,064
Terre Haute Sanitary District
5.00%, 07/01/2038	4,445	4,831
5.00%, 07/01/2039	2,000	2,158
5.00%, 07/01/2040	3,000	3,204
5.00%, 07/01/2041	1,500	1,588
Tri-Creek 2002 High School Building Corp.
5.50%, 07/15/2041	3,875	4,324
5.50%, 07/15/2043	10,130	11,140
Warsaw Multi-School Building Corp.
2.50%, 01/15/2036	1,270	1,140
Western Wayne School Building Corp.
4.00%, 07/15/2041	600	603
Westfield-Washington Multi-School Building Corp.
5.00%, 01/15/2028	390	390
5.00%, 01/15/2029	540	540
5.00%, 01/15/2030	700	701
5.00%, 01/15/2034	1,000	1,148
5.00%, 07/15/2035	1,230	1,413
5.00%, 07/15/2040	2,700	2,939
5.00%, 07/15/2041	1,000	1,078
5.00%, 07/15/2041	2,835	3,057
5.00%, 07/15/2042	500	534
5.00%, 07/15/2042	2,100	2,243
5.00%, 07/15/2043	1,350	1,429
5.00%, 07/15/2043	2,300	2,435
5.25%, 07/15/2038	2,200	2,512

The accompanying notes are an integral part of these financial statements.

267

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Indiana – 1.81% – (continued)
5.25%, 07/15/2041	$3,450	$3,824
5.25%, 07/15/2043	8,950	9,755
5.25%, 01/15/2044	1,000	1,082
5.25%, 01/15/2044	1,000	1,082
Zionsville Community Schools Building Corp.
5.00%, 07/15/2036	1,185	1,347
5.00%, 07/15/2037	720	811

Total Indiana		351,083

Iowa – 0.75%
Ames Community School District
1.75%, 06/01/2034	3,000	2,551
City of Bondurant IA
5.25%, 06/01/2039	2,075	2,280
5.25%, 06/01/2040	2,265	2,472
5.25%, 06/01/2041	2,000	2,161
City of Coralville IA
4.00%, 06/01/2028	300	296
4.00%, 05/01/2030	605	604
5.00%, 05/01/2036	735	786
5.00%, 05/01/2038	1,400	1,485
5.00%, 05/01/2039	350	359
5.00%, 05/01/2040	2,260	2,372
5.00%, 05/01/2041	1,650	1,721
City of Davenport IA
2.00%, 06/01/2036	1,590	1,328
City of Des Moines IA
1.75%, 06/01/2038	1,410	1,043
City of Le Mars IA Water Revenue
5.00%, 06/01/2045	1,005	1,045
City of Pella IA Local Option Sales & Services Tax Revenue
5.00%, 06/01/2038	850	928
5.00%, 06/01/2039	1,000	1,087
5.00%, 06/01/2041	1,970	2,097
5.00%, 12/01/2043	3,000	3,121
College Community School District Infrastructure Sales Services & Use Tax
4.13%, 06/01/2042	3,170	3,203
County of Polk IA
3.00%, 06/01/2036	1,410	1,353
5.00%, 06/01/2039	4,000	4,273
5.25%, 06/01/2042	4,210	4,523
Iowa City Community School District
2.25%, 06/01/2035	1,000	845
2.50%, 06/01/2038	2,000	1,610
Iowa Finance Authority
3.50%, 01/01/2049	4,140	4,125
3.88%, 01/01/2042 (1)	4,215	4,211
4.00%, 05/15/2046	800	655
5.00%, 08/01/2034	5,450	6,377
5.00%, 08/01/2036	4,545	5,176
6.00%, 11/01/2042 (2)	3,500	3,472
6.25%, 07/01/2054	7,305	8,026
7.25%, 05/15/2038	3,400	3,875
Iowa Student Loan Liquidity Corp.
4.50%, 12/01/2045	2,492	2,568
5.00%, 12/01/2026	600	608
5.00%, 12/01/2026	600	609
5.00%, 12/01/2026	1,100	1,116

The accompanying notes are an integral part of these financial statements.

268

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Iowa – 0.75% – (continued)
5.00%, 12/01/2027	$900	$926
5.00%, 12/01/2027	1,120	1,154
5.00%, 12/01/2028	1,125	1,176
5.00%, 12/01/2028	1,440	1,501
5.00%, 12/01/2028	1,640	1,714
5.00%, 12/01/2029	530	557
5.00%, 12/01/2029	1,275	1,340
5.00%, 12/01/2030	625	662
5.00%, 12/01/2030	1,000	1,059
5.00%, 12/01/2031	1,330	1,424
5.00%, 12/01/2032	1,270	1,370
5.00%, 12/01/2033	1,000	1,081
5.00%, 12/01/2033	1,950	2,108
5.00%, 12/01/2034	1,100	1,190
5.00%, 12/01/2034	1,640	1,771
PEFA, Inc.
5.00%, 09/01/2049 (1)	19,160	19,331
State of Iowa Board of Regents
4.25%, 09/01/2043	4,495	4,548
4.38%, 09/01/2045	5,795	5,828
Waterloo Community School District Infrastructure Sales Services & Use Tax
5.00%, 07/01/2047	5,030	5,144
Waukee Community School District
2.00%, 06/01/2036	4,000	3,329
2.13%, 06/01/2039	4,440	3,473

Total Iowa		145,047

Kansas – 0.46%
Butler County Unified School District No 375 Circle
3.00%, 09/01/2033	1,400	1,393
Butler County Unified School District No 394 Rose Hill
5.00%, 09/01/2040	1,310	1,415
City of Abilene KS
3.38%, 03/01/2029	3,000	3,009
City of Garden City KS
4.25%, 06/01/2033 (2)	600	599
City of Girard KS
3.63%, 02/01/2027	1,300	1,304
City of Manhattan KS
3.75%, 06/01/2031	750	751
City of Prairie Village KS
3.13%, 04/01/2036	980	938
City of Wamego KS Electric Utility System Revenue
5.25%, 09/01/2038	525	592
5.25%, 09/01/2039	1,180	1,320
5.25%, 09/01/2041	1,000	1,093
City of Wichita KS Water & Sewer Utility Revenue
2.00%, 10/01/2036	2,110	1,729
County of Sumner KS
3.00%, 10/01/2038	1,040	933
Geary County Unified School District No 475
3.00%, 09/01/2039	1,000	889
Johnson & Miami Counties Unified School District No 230 Spring Hills
6.00%, 09/01/2041	1,840	2,174
6.00%, 09/01/2044	1,000	1,149
Kansas Development Finance Authority
5.00%, 06/01/2043 (1)	9,900	10,079
5.00%, 09/01/2044	6,460	6,778
5.00%, 09/01/2045	7,315	7,631

The accompanying notes are an integral part of these financial statements.

269

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Kansas – 0.46% – (continued)
State of Kansas Department of Transportation
5.00%, 09/01/2035	$7,140	$8,431
5.00%, 09/01/2036	4,605	5,381
5.00%, 09/01/2037	6,645	7,695
5.00%, 09/01/2038	7,700	8,846
Wyandotte County Unified School District No 500 Kansas City
5.00%, 09/01/2042	2,240	2,414
5.25%, 09/01/2055	6,855	7,196
Wyandotte County-Kansas City Unified Government Utility System Revenue
3.00%, 09/01/2045	1,240	956
5.00%, 09/01/2035	4,315	4,321

Total Kansas		89,016

Kentucky – 2.30%
City of Ashland KY
5.00%, 02/01/2028	255	264
5.00%, 02/01/2032	395	422
5.00%, 02/01/2040	2,665	2,667
City of Henderson KY
3.70%, 01/01/2032 (2)	7,515	7,510
4.45%, 01/01/2042 (2)	6,920	6,784
County of Carroll KY
1.55%, 09/01/2042 (1)	10,750	10,581
1.75%, 10/01/2034 (1)	1,045	1,028
County of Meade KY
2.95%, 07/01/2060 (1)	2,040	2,040
Erlanger-Elsmere Board of Education
5.00%, 06/01/2042	1,105	1,181
5.00%, 06/01/2043	1,000	1,059
Kenton County Airport Board
5.25%, 01/01/2037	5,600	6,287
5.25%, 01/01/2040	1,500	1,638
5.25%, 01/01/2044	1,345	1,418
Kentucky Bond Development Corp.
5.00%, 09/01/2049	2,700	2,757
5.00%, 08/15/2055 (1)	11,250	12,770
Kentucky Economic Development Finance Authority
5.00%, 08/01/2030	2,160	2,310
5.00%, 07/01/2033	1,000	1,001
5.00%, 01/01/2045	3,680	3,681
Kentucky Housing Corp.
3.15%, 05/01/2030 (1)	3,000	3,003
3.50%, 07/01/2028 (1)	4,300	4,327
6.25%, 07/01/2055	3,000	3,310
Kentucky Municipal Energy Agency
5.00%, 01/01/2036	1,000	1,125
5.00%, 01/01/2037	2,075	2,312
5.00%, 01/01/2038	2,105	2,326
5.00%, 01/01/2040	1,500	1,623
5.00%, 01/01/2041	1,000	1,072
5.00%, 01/01/2045	1,850	1,924
Kentucky Public Energy Authority
4.00%, 02/01/2050 (1)	27,000	27,351
4.00%, 12/01/2050 (1)	11,445	11,542
5.00%, 12/01/2033	18,500	19,179
5.00%, 05/01/2036	1,750	1,859
5.00%, 01/01/2055 (1)	73,440	79,001
5.00%, 05/01/2055 (1)	6,305	6,627

The accompanying notes are an integral part of these financial statements.

270

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Kentucky – 2.30% – (continued)
5.25%, 04/01/2054 (1)	$20,260	$21,880
5.25%, 06/01/2055 (1)	30,575	32,343
Kentucky State Property & Building Commission
5.00%, 11/01/2026	1,830	1,867
5.00%, 11/01/2026	36,500	37,230
5.00%, 11/01/2027	2,435	2,482
5.00%, 11/01/2027	16,000	16,712
5.00%, 11/01/2028	16,000	17,072
5.00%, 05/01/2029	1,000	1,032
5.00%, 05/01/2029	1,025	1,080
5.00%, 11/01/2031	1,685	1,789
5.00%, 05/01/2032	270	284
5.00%, 04/01/2035	4,000	4,662
5.00%, 10/01/2037	2,125	2,412
5.00%, 04/01/2038	15,140	17,236
5.00%, 10/01/2038	3,070	3,462
5.00%, 11/01/2038	1,000	1,118
5.00%, 11/01/2039	1,100	1,221
5.00%, 10/01/2040	5,120	5,658
5.00%, 10/01/2041	4,035	4,413
5.00%, 04/01/2042	12,515	13,573
Kentucky Turnpike Authority
5.00%, 07/01/2033	340	379
5.00%, 07/01/2035	500	553
Louisville & Jefferson County Metropolitan Sewer District
5.00%, 05/15/2038	9,835	11,157
Louisville/Jefferson County Metropolitan Government
5.00%, 10/01/2029	1,000	1,015
5.00%, 10/01/2030	2,500	2,536
5.00%, 10/01/2031	1,000	1,014
5.00%, 10/01/2047 (1)	740	750
5.00%, 10/01/2047 (1)	2,135	2,280
Paducah Electric Plant Board
5.00%, 10/01/2034	5,700	5,766

Total Kentucky		444,955

Louisiana – 0.71%
City of Shreveport LA
5.00%, 03/01/2035	340	380
5.00%, 03/01/2039	1,015	1,117
5.00%, 03/01/2049	3,870	3,957
5.00%, 03/01/2054	1,250	1,275
5.25%, 03/01/2036	335	384
5.25%, 03/01/2037	225	256
5.25%, 03/01/2038	400	451
5.25%, 03/01/2039	250	280
5.25%, 03/01/2040	690	761
5.25%, 03/01/2042	1,250	1,350
5.50%, 03/01/2045	860	922
City of Shreveport LA Water & Sewer Revenue
5.00%, 12/01/2029	2,280	2,439
Jefferson Parish Consolidated Sewerage District No 1
4.00%, 02/01/2035	1,330	1,383
4.00%, 02/01/2036	750	774
4.00%, 02/01/2038	555	563
4.00%, 02/01/2039	1,110	1,120
4.00%, 02/01/2042	370	361
Jefferson Parish Consolidated Waterworks District No 2
4.00%, 02/01/2037	4,800	4,896

The accompanying notes are an integral part of these financial statements.

271

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Louisiana – 0.71% – (continued)
Juban Crossing Economic Development District
5.00%, 09/15/2039	$1,100	$1,190
5.00%, 09/15/2040	1,155	1,231
5.00%, 09/15/2041	1,210	1,274
5.00%, 09/15/2042	1,120	1,167
5.00%, 09/15/2043	1,335	1,381
5.00%, 09/15/2044	1,400	1,438
Lake Charles Harbor & Terminal District
5.00%, 01/01/2026	355	355
5.00%, 01/01/2027	440	447
5.00%, 01/01/2028	525	541
Louisiana Housing Corp.
5.00%, 07/01/2026	5,130	5,178
6.25%, 06/01/2055	2,000	2,228
Louisiana Local Government Environmental Facilities & Community Development Auth
4.25%, 11/15/2030 (2)	425	428
5.00%, 10/01/2028	1,045	1,108
5.00%, 12/01/2034	780	861
5.00%, 08/15/2037	20,000	20,432
5.00%, 02/01/2040	2,405	2,629
Louisiana Public Facilities Authority
5.00%, 12/15/2026	300	306
5.00%, 10/01/2027	1,860	1,906
5.00%, 05/15/2030	10,675	11,548
5.00%, 12/15/2030	150	156
5.00%, 05/15/2031	1,250	1,282
5.00%, 12/15/2031	390	406
5.00%, 05/15/2032	1,000	1,024
5.00%, 05/15/2034	200	204
New Orleans Aviation Board
5.00%, 01/01/2028	155	157
5.00%, 01/01/2030	275	279
5.00%, 01/01/2033	740	749
5.00%, 01/01/2034	170	172
5.00%, 01/01/2038	3,775	4,073
5.00%, 01/01/2039	3,785	4,062
5.25%, 01/01/2040	3,265	3,570
5.25%, 01/01/2043	8,500	9,061
Parish of East Baton Rouge Capital Improvements District
5.00%, 08/01/2041	8,115	8,889
5.00%, 08/01/2046	4,000	4,202
Parish of St James LA
6.10%, 12/01/2040 (1)(2)	1,000	1,102
Parish of St John the Baptist LA
2.20%, 06/01/2037 (1)	2,475	2,467
4.05%, 06/01/2037 (1)	5,090	5,120
Port New Orleans Board of Commissioners
5.00%, 04/01/2035	1,000	1,027
Rapides Parish School District No 52 Pineville
5.25%, 03/01/2039	280	313
5.25%, 03/01/2040	245	271
5.25%, 03/01/2045	1,500	1,582
St John Baptist Parish Law Enforcement District
5.00%, 03/01/2040	425	461
5.25%, 03/01/2045	1,000	1,065
State of Louisiana
5.00%, 03/01/2038	5,000	5,268
5.00%, 03/01/2040	500	529

The accompanying notes are an integral part of these financial statements.

272

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Louisiana – 0.71% – (continued)
West Baton Rouge Parish School Board
5.25%, 03/01/2045	$2,000	$2,162

Total Louisiana		137,970

Maine – 0.09%
Finance Authority of Maine
4.63%, 12/01/2047 (1)(2)	1,100	1,108
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2041	1,480	1,259
5.00%, 07/01/2041	250	270
5.00%, 07/01/2043	300	317
5.00%, 07/01/2043	1,190	1,212
5.25%, 07/01/2042	5,235	5,718
Maine Turnpike Authority
5.00%, 07/01/2030	600	661
5.00%, 07/01/2032	1,035	1,173
5.00%, 07/01/2033	1,290	1,476
5.00%, 07/01/2034	1,745	2,011
Town of York ME
0.05%, 10/01/2026	760	743
0.05%, 10/01/2027	755	716
0.05%, 10/01/2028	755	694

Total Maine		17,358

Maryland – 1.14%
City of Baltimore MD
4.00%, 07/01/2036	1,460	1,502
4.00%, 07/01/2037	1,235	1,266
4.00%, 07/01/2039	605	615
4.50%, 06/01/2033	150	153
5.00%, 07/01/2029	4,770	4,876
5.00%, 09/01/2030	3,000	3,050
5.00%, 09/01/2032	1,000	1,015
5.00%, 07/01/2039	17,520	17,772
5.00%, 07/01/2041	6,090	6,159
County of Anne Arundel MD
5.00%, 07/01/2039	1,850	2,053
County of Baltimore MD
3.00%, 03/01/2037	1,210	1,171
County of Cecil MD
2.50%, 08/01/2038	1,335	1,127
County of Frederick MD
3.75%, 07/01/2039	500	470
County of Prince George’s MD
4.70%, 07/01/2026	355	356
5.00%, 07/01/2034	2,000	2,275
Maryland Community Development Administration
3.10%, 03/01/2026	180	180
3.20%, 09/01/2028	2,000	2,000
3.25%, 03/01/2027	595	597
3.30%, 01/01/2029	1,500	1,515
3.50%, 03/01/2050	525	524
4.00%, 09/01/2049	480	485
5.00%, 09/01/2042	2,000	2,093
5.75%, 09/01/2054	4,510	4,801
6.00%, 03/01/2053	3,910	4,157
Maryland Department of Housing & Community Development
6.25%, 03/01/2056	1,750	1,976

The accompanying notes are an integral part of these financial statements.

273

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Maryland – 1.14% – (continued)
Maryland Economic Development Corp.
3.25%, 09/01/2030	$965	$939
4.00%, 09/01/2040	410	385
4.00%, 09/01/2050	1,295	1,084
5.00%, 06/01/2028	2,000	2,085
5.00%, 11/12/2028	7,185	7,230
5.00%, 06/30/2038	2,800	2,916
5.00%, 07/01/2039	1,965	2,101
5.00%, 12/31/2039	2,350	2,428
5.00%, 06/30/2040	2,795	2,868
5.00%, 12/31/2040	3,575	3,669
5.00%, 06/30/2041	4,860	4,948
5.00%, 12/31/2041	3,155	3,212
5.00%, 06/30/2042	5,000	5,049
5.00%, 07/01/2044	2,175	2,221
5.00%, 10/01/2045	1,000	1,024
5.38%, 07/01/2038	1,215	1,314
Maryland Health & Higher Educational Facilities Authority
4.00%, 07/01/2042	120	116
4.25%, 07/01/2039	6,075	6,372
4.25%, 07/01/2040	3,310	3,432
5.00%, 07/01/2032	750	756
5.00%, 07/01/2036	2,200	2,522
5.00%, 07/01/2037	3,010	3,425
5.00%, 07/01/2038	2,125	2,138
5.00%, 07/01/2041	2,100	2,314
5.00%, 07/01/2042	6,375	6,946
5.00%, 07/01/2044	4,000	4,259
5.00%, 07/01/2045 (1)	2,075	2,112
5.00%, 07/01/2046	2,000	2,094
5.50%, 01/01/2029	1,500	1,535
5.50%, 01/01/2030	1,750	1,792
Maryland Stadium Authority
5.00%, 05/01/2032	765	771
5.00%, 06/01/2038	1,760	1,923
Maryland State Transportation Authority
5.00%, 07/01/2034	1,550	1,692
Maryland State Transportation Authority Passenger Facility Charge Revenue
3.00%, 06/01/2036	4,500	4,115
4.00%, 06/01/2029	1,590	1,590
Montgomery County Housing Opportunities Commission
3.85%, 07/01/2034	4,500	4,657
State of Maryland
3.00%, 08/01/2027	6,490	6,508
4.00%, 08/01/2035	1,000	1,053
5.00%, 06/01/2034	2,115	2,398
5.00%, 06/01/2037	6,535	7,282
5.00%, 06/01/2038	21,500	24,762
5.00%, 06/01/2039	6,705	7,580
State of Maryland Department of Transportation
2.00%, 10/01/2034	1,000	883
3.00%, 09/01/2032	5,300	5,304
4.00%, 10/01/2032	1,400	1,427
5.00%, 12/01/2028	1,335	1,432
5.00%, 08/01/2029	700	749
5.00%, 08/01/2035	1,800	2,023

Total Maryland		221,623

The accompanying notes are an integral part of these financial statements.

274

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Massachusetts – 1.16%
City of Somerville MA
2.00%, 10/15/2038	$1,680	$1,368
City of Waltham MA
2.13%, 10/15/2039	660	536
Commonwealth of Massachusetts
2.00%, 03/01/2037	4,260	3,538
2.00%, 03/01/2038	1,240	1,002
4.00%, 11/01/2040	1,075	1,090
4.00%, 02/01/2042	6,000	6,000
5.00%, 12/01/2030	1,500	1,533
5.00%, 07/01/2033	5,500	5,562
5.00%, 10/01/2033	4,075	4,655
5.00%, 07/01/2035	1,500	1,593
5.00%, 10/01/2035	10,000	11,307
5.00%, 07/01/2036	7,565	8,847
5.00%, 07/01/2037	4,670	4,713
5.00%, 05/01/2039	925	1,031
5.00%, 07/01/2040	5,000	5,003
5.00%, 01/01/2042	5,710	6,215
5.00%, 01/01/2054	2,310	2,392
5.25%, 09/01/2043	7,500	7,773
5.25%, 10/01/2047	2,650	2,810
5.25%, 10/01/2052	5,185	5,447
5.50%, 08/01/2030	1,140	1,274
Commonwealth of Massachusetts Transportation Fund Revenue
5.00%, 06/01/2040	7,435	7,691
Massachusetts Bay Transportation Authority Sales Tax Revenue
0.00%, 07/01/2031	4,000	3,378
0.00%, 07/01/2032	3,950	3,216
5.00%, 07/01/2037	12,500	14,384
5.00%, 07/01/2040	1,400	1,432
5.00%, 07/01/2041	4,000	4,383
5.25%, 07/01/2048	7,500	7,977
Massachusetts Clean Water Trust
5.00%, 08/01/2031	1,790	1,903
5.00%, 02/01/2033	5,000	5,832
5.00%, 02/01/2034	2,335	2,756
Massachusetts Development Finance Agency
5.00%, 07/01/2026	1,140	1,151
5.00%, 10/01/2026	955	965
5.00%, 01/01/2028	1,105	1,140
5.00%, 01/01/2030	520	552
5.00%, 01/01/2031	475	482
5.00%, 10/01/2031	3,000	3,008
5.00%, 01/01/2032	635	644
5.00%, 07/01/2032	1,270	1,306
5.00%, 01/01/2033	540	547
5.00%, 10/01/2033	750	754
5.00%, 01/01/2034	710	718
5.00%, 07/01/2034	500	511
5.00%, 07/01/2034	1,650	1,667
5.00%, 10/01/2034	835	839
5.00%, 10/01/2034	1,900	1,893
5.00%, 01/01/2035	745	753
5.00%, 07/01/2037	2,235	2,243
5.00%, 10/01/2041	1,450	1,451
5.00%, 07/01/2043	1,000	1,044
5.00%, 07/01/2044	1,250	1,294

The accompanying notes are an integral part of these financial statements.

275

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Massachusetts – 1.16% – (continued)
5.00%, 10/01/2048	$1,770	$1,841
5.25%, 09/01/2032	1,405	1,553
5.25%, 09/01/2034	1,210	1,355
5.25%, 09/01/2035	1,280	1,435
5.25%, 09/01/2037	610	672
5.25%, 09/01/2039	675	734
5.25%, 01/01/2041	605	636
5.25%, 01/01/2042	425	441
5.25%, 06/01/2043	1,500	1,618
5.25%, 01/01/2044	1,020	1,041
5.25%, 06/01/2045	1,000	1,062
5.50%, 07/15/2035 (2)	830	846
6.38%, 07/15/2045 (2)	2,080	2,090
Massachusetts Educational Financing Authority
2.00%, 07/01/2037	3,755	3,125
5.00%, 07/01/2026	5,000	5,043
5.00%, 07/01/2027	1,000	1,024
5.00%, 07/01/2027	1,500	1,535
5.00%, 07/01/2027	2,350	2,405
5.00%, 07/01/2028	1,775	1,843
5.00%, 07/01/2028	2,500	2,595
5.00%, 07/01/2029	1,600	1,678
5.00%, 07/01/2030	1,425	1,515
Massachusetts Housing Finance Agency
4.00%, 12/01/2027	3,000	3,017
4.35%, 12/01/2037	2,405	2,405
Massachusetts Port Authority
5.00%, 07/01/2032	4,220	4,498
Massachusetts School Building Authority
5.00%, 02/15/2037	5,250	6,102
5.00%, 02/15/2038	7,500	8,647
5.25%, 02/15/2048	2,000	2,042
Massachusetts State College Building Authority
2.13%, 05/01/2046	2,100	1,334

Total Massachusetts		223,735

Michigan – 2.19%
Advanced Technology Academy
3.88%, 11/01/2029	985	974
Allen Park Public School District
5.00%, 11/01/2037	920	1,051
Ann Arbor School District
5.00%, 05/01/2035	6,610	7,702
5.00%, 05/01/2036	1,065	1,242
Avondale School District
5.00%, 11/01/2026	765	779
Cadillac Area Public Schools
5.00%, 05/01/2043	960	996
Calhoun County Hospital Finance Authority
5.00%, 02/15/2028	750	759
Carman-Ainsworth Community Schools
5.00%, 05/01/2046	2,605	2,740
5.00%, 05/01/2049	1,500	1,568
5.00%, 05/01/2052	1,000	1,041
Center Line Public Schools
5.25%, 05/01/2048	3,000	3,170
Chelsea School District
5.00%, 05/01/2042	1,520	1,634

The accompanying notes are an integral part of these financial statements.

276

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Michigan – 2.19% – (continued)
5.00%, 05/01/2043	$2,400	$2,550
5.00%, 05/01/2044	2,520	2,653
5.00%, 05/01/2045	1,040	1,088
City of Detroit MI
5.00%, 04/01/2034	750	807
5.00%, 04/01/2035	1,400	1,501
City of Grand Rapids MI
5.00%, 04/01/2042	760	824
City of Lansing MI
5.00%, 06/01/2041	4,950	5,330
City of Pontiac MI
5.00%, 04/01/2039	345	382
5.00%, 04/01/2040	545	597
5.00%, 04/01/2043	490	521
City of Royal Oak MI
5.00%, 04/01/2031	1,045	1,102
City of Wyoming MI Water Revenue
5.00%, 12/01/2049	1,045	1,097
5.00%, 12/01/2050	350	367
County of Genesee MI
5.00%, 02/01/2043	1,815	1,963
County of Genesee MI Water Supply System Revenue
5.00%, 11/01/2039	1,000	1,117
Detroit Downtown Development Authority
5.00%, 07/01/2035	1,810	2,062
5.00%, 07/01/2040	1,430	1,565
Four Lakes Special Assessment District
5.00%, 06/01/2036	1,575	1,729
5.00%, 06/01/2038	2,155	2,336
5.00%, 06/01/2041	2,115	2,265
5.00%, 06/01/2043	2,090	2,200
Fraser Public School District
5.00%, 05/01/2047	1,350	1,400
5.00%, 05/01/2050	4,000	4,109
Gerald R Ford International Airport Authority
5.00%, 01/01/2040	1,800	1,942
Grand Rapids Economic Development Corp.
4.13%, 11/01/2030	3,770	3,773
Grand Rapids Public Schools
5.00%, 11/01/2037	1,750	1,838
5.00%, 11/01/2038	1,000	1,047
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2030	3,000	3,035
5.00%, 07/01/2034	355	402
Great Lakes Water Authority Water Supply System Revenue
5.00%, 07/01/2032	215	246
5.00%, 07/01/2034	395	447
5.00%, 07/01/2036	4,300	4,339
5.00%, 07/01/2046	2,625	2,634
5.00%, 07/01/2046	3,120	3,134
5.25%, 07/01/2047	1,285	1,351
5.25%, 07/01/2053	1,145	1,215
Holly Area School District
5.00%, 05/01/2044	485	519
5.00%, 05/01/2048	640	675
5.00%, 05/01/2052	1,000	1,046
Ida Public Schools
5.00%, 05/01/2031	5,500	5,914

The accompanying notes are an integral part of these financial statements.

277

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Michigan – 2.19% – (continued)
Ingham County Building Authority
5.00%, 08/01/2041	$1,005	$1,102
5.00%, 08/01/2042	790	855
5.00%, 08/01/2043	850	909
5.00%, 08/01/2044	585	622
Karegnondi Water Authority
5.00%, 11/01/2034	1,430	1,482
5.00%, 11/01/2041	2,225	2,274
L’Anse Creuse Public Schools
5.00%, 05/01/2042	1,000	1,089
5.00%, 05/01/2045	1,000	1,061
Lansing Board of Water & Light
2.00%, 07/01/2051 (1)	8,585	8,513
5.00%, 07/01/2037	4,875	5,168
5.00%, 07/01/2038	2,620	2,768
Lansing School District
5.00%, 05/01/2044	850	894
5.00%, 05/01/2045	675	705
Lapeer Community Schools
5.00%, 05/01/2039	2,730	2,912
Lincoln Park School District
5.00%, 05/01/2042	425	457
5.00%, 05/01/2044	535	565
5.00%, 05/01/2047	910	946
5.00%, 05/01/2050	780	805
Michigan Finance Authority
1.20%, 10/15/2030 (1)	1,900	1,802
1.20%, 10/15/2038 (1)	590	560
3.75%, 12/01/2038	6,600	6,824
3.88%, 12/01/2044 (1)(2)	9,560	9,569
4.00%, 01/01/2028	4,590	4,600
4.00%, 12/01/2036	6,060	6,133
4.00%, 12/01/2036	17,185	17,245
4.07% (SIFMA Municipal Swap Index Yield + 0.75%), 04/15/2047 (3)	1,750	1,745
4.17% (SIFMA Municipal Swap Index Yield + 0.85%), 12/01/2039 (3)	4,750	4,750
5.00%, 11/01/2026	500	510
5.00%, 12/01/2026	1,190	1,216
5.00%, 06/01/2027	3,190	3,281
5.00%, 11/01/2027	500	520
5.00%, 04/15/2030	4,155	4,554
5.00%, 06/01/2030	1,725	1,868
5.00%, 06/01/2031	2,895	3,150
5.00%, 04/15/2032	3,165	3,575
5.00%, 06/01/2032	280	303
5.00%, 04/15/2033	1,935	2,168
5.00%, 06/01/2033	510	548
5.00%, 04/15/2034	970	1,082
5.00%, 11/15/2034	1,495	1,517
5.00%, 04/15/2035	555	616
5.00%, 04/15/2036	5,000	5,513
5.00%, 02/01/2037	1,080	1,078
5.00%, 12/01/2037	6,000	6,192
5.00%, 12/01/2039	3,000	3,168
5.00%, 06/01/2040	2,250	2,293
5.00%, 12/01/2042	65	68
5.00%, 12/01/2042	1,710	1,741
5.00%, 11/01/2043	4,280	4,380
5.00%, 12/01/2043 (1)	13,000	13,658

The accompanying notes are an integral part of these financial statements.

278

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Michigan – 2.19% – (continued)
5.00%, 11/01/2044	$4,710	$4,712
5.00%, 11/15/2044 (1)	2,035	2,044
5.00%, 06/01/2049	455	450
Michigan State Building Authority
3.00%, 10/15/2045	1,950	1,551
5.00%, 10/15/2033	1,000	1,018
5.00%, 04/15/2036	1,950	2,093
5.00%, 04/15/2041	1,530	1,548
Michigan State Hospital Finance Authority
5.00%, 12/01/2027	415	433
5.00%, 08/15/2055 (1)	5,400	5,983
Michigan State Housing Development Authority
3.00%, 06/01/2052	1,210	1,192
3.50%, 12/01/2050	430	429
3.63%, 04/01/2042 (1)	7,950	7,988
4.65%, 06/01/2041	10,000	10,259
5.00%, 06/01/2053	2,550	2,657
5.50%, 06/01/2053	12,405	13,102
6.25%, 06/01/2055	6,795	7,468
6.25%, 12/01/2055	1,985	2,201
Michigan State University
5.00%, 08/15/2034	1,000	1,173
5.00%, 08/15/2036	2,210	2,545
Michigan Strategic Fund
4.25%, 12/31/2038	6,500	6,506
5.00%, 06/30/2026	2,800	2,819
5.00%, 12/31/2026	355	360
5.00%, 06/30/2030	3,830	3,994
5.00%, 06/30/2032	150	156
Michigan Technological University
5.00%, 10/01/2026	270	275
5.00%, 10/01/2027	595	617
5.00%, 10/01/2028	890	941
5.00%, 10/01/2029	2,000	2,159
5.00%, 10/01/2030	355	390
Oakland University
5.00%, 03/01/2041	2,500	2,500
Portage Public Schools
5.00%, 11/01/2028	1,000	1,008
Saginaw Hospital Finance Authority
5.00%, 07/01/2027	825	846
5.00%, 07/01/2028	435	454
Saline Area Schools
5.00%, 05/01/2042	1,115	1,217
5.00%, 05/01/2044	1,365	1,463
State of Michigan Trunk Line Revenue
4.00%, 11/15/2044	6,000	5,864
5.00%, 11/15/2035	6,325	7,042
5.00%, 11/15/2040	10,000	11,066
5.50%, 11/15/2044	13,000	14,405
Summit Academy North
4.00%, 11/01/2031	785	761
Township of Grosse Ile MI
5.00%, 04/01/2040	640	713
Trenton Public Schools School District
5.00%, 05/01/2048	700	711
Troy School District
5.00%, 05/01/2047	2,000	2,078

The accompanying notes are an integral part of these financial statements.

279

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Michigan – 2.19% – (continued)
University of Michigan
5.00%, 04/01/2033	$560	$637
Van Dyke Public Schools
5.25%, 05/01/2045	3,000	3,106
5.50%, 05/01/2050	6,365	6,621
Walled Lake Consolidated School District
5.00%, 05/01/2053	2,250	2,315
5.00%, 05/01/2055	1,600	1,641
Warren Consolidated Schools
5.00%, 05/01/2041	2,000	2,147
Warren Woods Public Schools
5.00%, 05/01/2031	1,060	1,092
Wayne County Airport Authority
5.00%, 12/01/2042	1,250	1,274
5.25%, 12/01/2036	350	399
5.25%, 12/01/2037	350	395
5.25%, 12/01/2038	450	505
5.25%, 12/01/2039	700	780
5.25%, 12/01/2040	1,000	1,102
5.25%, 12/01/2040	2,990	3,351
5.25%, 12/01/2040	3,205	3,592
5.50%, 12/01/2042	1,000	1,116
5.50%, 12/01/2042	1,600	1,752
5.50%, 12/01/2043	500	552
5.50%, 12/01/2044	500	548
5.50%, 12/01/2045	1,015	1,104
5.50%, 12/01/2048	3,500	3,717
Wayne-Westland Community Schools
5.00%, 11/01/2026	1,000	1,019
5.00%, 11/01/2027	600	626
5.00%, 11/01/2029	585	630

Total Michigan		423,344

Minnesota – 0.58%
City of Independence MN
4.00%, 07/01/2041	1,500	1,301
City of Maple Grove MN
5.00%, 05/01/2031	500	507
5.00%, 05/01/2032	500	507
City of Minneapolis MN
2.46%, 01/01/2038	2,219	1,871
5.00%, 11/15/2035	1,645	1,718
5.00%, 11/15/2052 (1)	1,490	1,570
City of Minneapolis MN/St Paul Housing & Redevelopment Authority
5.00%, 08/15/2028	1,500	1,592
5.00%, 08/15/2029	1,250	1,354
5.00%, 08/15/2031	1,650	1,851
5.00%, 08/15/2032	1,850	2,102
City of St Cloud MN
5.00%, 05/01/2036	1,650	1,856
5.00%, 05/01/2037	2,000	2,231
County of Washington MN
2.40%, 02/01/2029	2,055	2,013
2.50%, 02/01/2030	2,320	2,274
Duluth Economic Development Authority
5.00%, 02/15/2033	500	519
5.00%, 02/15/2034	750	777
Edina Independent School District No 273
3.25%, 02/01/2037	7,065	7,014

The accompanying notes are an integral part of these financial statements.

280

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Minnesota – 0.58% – (continued)
Elk River Independent School District No 728
2.25%, 02/01/2037	$6,555	$5,533
Minneapolis Special School District No 1
4.00%, 02/01/2037	800	822
Minneapolis-St Paul Metropolitan Airports Commission
5.00%, 01/01/2032	295	326
5.00%, 01/01/2033	2,000	2,234
5.00%, 01/01/2036	1,335	1,445
5.25%, 01/01/2042	5,190	5,560
Minnesota Health & Education Facilities Authority
5.00%, 10/01/2053 (1)	1,150	1,220
Minnesota Housing Finance Agency
2.35%, 01/01/2033	450	398
3.00%, 07/01/2051	415	409
3.00%, 01/01/2052	1,865	1,839
5.00%, 08/01/2032	1,400	1,585
5.00%, 08/01/2033	770	868
5.00%, 08/01/2035	920	1,027
6.00%, 07/01/2053	3,690	3,954
6.25%, 07/01/2054	745	806
6.25%, 01/01/2055	2,580	2,879
6.25%, 07/01/2055	7,645	8,615
6.25%, 07/01/2055	7,825	8,795
6.25%, 01/01/2056	2,000	2,220
Minnesota Office of Higher Education
4.00%, 11/01/2037	990	990
St Peter Independent School District No 508
5.00%, 02/01/2040	1,000	1,074
State of Minnesota
5.00%, 08/01/2037	10,350	11,926
State of Minnesota Department of Iron Range Resources & Rehabilitation
5.00%, 10/01/2037	2,355	2,660
5.00%, 10/01/2038	2,740	3,075
White Bear Lake Independent School District No 624
2.50%, 02/01/2039	5,000	4,061
2.50%, 02/01/2040	4,500	3,515
Willmar Independent School District No 347
3.00%, 02/01/2035	2,700	2,654
Woodbury Housing & Redevelopment Authority
3.20%, 02/01/2046 (1)	1,600	1,608

Total Minnesota		113,155

Mississippi – 0.22%
County of Hinds MS
4.63%, 09/01/2054 (2)	4,000	3,693
Jackson State University Educational Building Corp.
1.40%, 03/01/2034	2,305	1,996
Mississippi Development Bank
4.00%, 10/01/2034 (2)	1,825	1,712
4.00%, 10/01/2041 (2)	1,640	1,373
5.00%, 09/01/2030	1,000	1,014
5.00%, 03/01/2035	400	448
5.00%, 03/01/2035	1,250	1,302
5.00%, 06/01/2039	1,700	1,899
5.00%, 12/01/2039 (2)	2,260	2,256
5.00%, 03/01/2045	2,500	2,572
5.25%, 06/01/2045	1,075	1,149
5.25%, 03/01/2050	1,000	1,041

The accompanying notes are an integral part of these financial statements.

281

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Mississippi – 0.22% – (continued)
5.25%, 03/01/2055	$3,000	$3,104
Mississippi Home Corp.
2.10%, 12/01/2040	2,110	1,587
3.00%, 06/01/2050	2,245	2,217
4.55%, 04/01/2042	1,295	1,317
4.80%, 12/01/2049	2,000	2,010
5.00%, 12/01/2039	2,770	2,992
7.50%, 06/01/2044	650	786
7.50%, 06/01/2049	1,015	1,224
Mississippi Hospital Equipment & Facilities Authority
5.00%, 01/01/2029	910	957
5.00%, 01/01/2033	1,750	1,864
5.00%, 10/01/2036	1,300	1,368
5.00%, 10/01/2040 (1)	1,215	1,237
State of Mississippi
5.00%, 10/01/2049	2,300	2,387

Total Mississippi		43,505

Missouri – 1.34%
Cape Girardeau County Industrial Development Authority
5.00%, 03/01/2032	1,000	1,022
City of Kansas City MO Sanitary Sewer System Revenue
5.00%, 01/01/2026	285	285
5.00%, 01/01/2031	135	142
City of Nixa MO
5.00%, 08/01/2036	635	707
5.00%, 08/01/2037	720	796
City of St Louis MO Airport Revenue
5.00%, 07/01/2032	1,570	1,608
5.25%, 07/01/2049	4,850	5,142
County of Phelps MO
5.00%, 12/01/2036	1,655	1,826
5.00%, 12/01/2037	1,735	1,897
5.75%, 12/01/2045	1,420	1,532
de Soto School District No 73
5.00%, 03/01/2043	850	893
5.00%, 03/01/2044	300	314
Dexter School District No R-11 Stoddard
5.00%, 03/01/2043	2,600	2,674
5.00%, 03/01/2045	2,875	2,915
East Buchanan County School District No C-1
5.00%, 04/15/2039	600	628
5.00%, 04/15/2040	1,050	1,096
5.00%, 04/15/2041	1,600	1,662
5.00%, 04/15/2042	1,700	1,759
Health & Educational Facilities Authority of the State of Missouri
4.00%, 08/01/2029	480	478
4.00%, 05/01/2036	845	703
4.00%, 07/01/2046	1,790	1,659
4.50%, 10/01/2030 (2)	500	499
5.00%, 02/15/2032	500	534
5.00%, 05/01/2032	530	502
5.00%, 09/01/2032	1,145	1,163
5.00%, 02/15/2033	500	531
5.00%, 05/01/2033	1,115	1,045
5.00%, 06/01/2033	1,550	1,717
5.00%, 11/15/2038	1,160	1,288
5.00%, 11/15/2039	1,750	1,928

The accompanying notes are an integral part of these financial statements.

282

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Missouri – 1.34% – (continued)
5.00%, 11/15/2044	$1,250	$1,303
5.00%, 05/01/2052 (1)	12,645	13,272
5.00%, 06/01/2052	11,600	12,328
Industrial Development Authority of the City of St Louis Missouri
3.15%, 04/01/2046 (1)	1,000	1,002
Jackson County Reorganized School District No 7
6.00%, 03/01/2043	1,000	1,156
6.00%, 03/01/2044	1,500	1,721
6.00%, 03/01/2045	1,685	1,918
Jackson County School District No R-IV Blue Springs
5.50%, 03/01/2043	865	967
Jasper County Reorganized School District No R-IX Carthage
5.00%, 03/01/2043	825	875
5.00%, 03/01/2044	980	1,032
5.00%, 03/01/2045	900	940
Jefferson City School District
5.50%, 03/01/2043	9,450	10,293
Jefferson County School District No R-1 Northwest
5.25%, 03/01/2040	2,945	3,181
5.25%, 03/01/2041	1,505	1,621
Jefferson County School District No R-VI Festus
5.00%, 04/01/2051	2,250	2,299
Kansas City Industrial Development Authority
5.00%, 03/01/2026	4,395	4,408
5.00%, 03/01/2028	3,350	3,490
5.00%, 03/01/2031	1,045	1,103
5.00%, 03/01/2033	1,725	1,812
Kansas City School District
5.00%, 04/01/2038	5,100	5,714
Kearney Fire & Rescue Protection District
6.00%, 03/01/2032	340	401
6.00%, 03/01/2033	435	522
6.00%, 03/01/2035	565	687
6.00%, 03/01/2036	515	623
6.00%, 03/01/2037	715	860
6.00%, 03/01/2038	810	971
Liberty Public School District No 53
5.00%, 03/01/2040	2,290	2,467
Lindbergh School District
5.50%, 03/01/2038	2,310	2,611
Missouri Development Finance Board
5.00%, 12/01/2036	570	630
5.00%, 12/01/2037	670	736
5.00%, 12/01/2038	600	657
Missouri Housing Development Commission
3.25%, 05/01/2051	1,910	1,894
3.25%, 11/01/2052	650	644
4.00%, 05/01/2050	125	126
5.00%, 11/01/2050	3,735	3,775
5.75%, 05/01/2056	12,210	13,329
6.00%, 05/01/2055	7,700	8,553
6.00%, 05/01/2055	8,835	9,788
6.00%, 05/01/2056	11,000	12,183
6.50%, 05/01/2054	1,875	2,103
Missouri State Environmental Improvement & Energy Resources Authority
2.90%, 09/01/2033	2,000	1,871
4.05%, 05/01/2038 (1)	2,225	2,269
Nodaway County School District No R-II Maryville
5.00%, 03/01/2043	2,350	2,461

The accompanying notes are an integral part of these financial statements.

283

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Missouri – 1.34% – (continued)
5.00%, 03/01/2044	$1,750	$1,825
North Kansas City School District No 74
2.00%, 03/01/2038	1,950	1,533
5.25%, 03/01/2039	6,000	6,652
Orchard Farm R-V School District
2.50%, 03/01/2029	1,455	1,422
5.25%, 04/01/2039	2,330	2,449
5.50%, 03/01/2043	2,740	3,062
5.50%, 03/01/2044	3,000	3,325
Osage County School District No R-III
5.00%, 04/15/2044	600	621
Pattonville R-3 School District
5.25%, 03/01/2042	1,125	1,213
5.50%, 03/01/2039	1,120	1,239
5.50%, 03/01/2040	1,150	1,268
Pettis County School District No 200 Sedalia
5.00%, 04/15/2043	2,300	2,385
5.00%, 04/15/2044	2,350	2,427
5.00%, 04/15/2045	1,000	1,029
Platte County R-III School District
6.25%, 03/01/2039	1,645	2,001
6.25%, 03/01/2041	1,580	1,879
Pleasant Hill R-III School District
5.00%, 03/01/2044	2,585	2,651
5.00%, 03/01/2045	2,700	2,759
Springfield School District No R-12
5.00%, 03/01/2040	5,780	6,280
St Charles County School District No R-IV Wentzville
1.88%, 03/01/2039	12,110	9,433
St Louis County Industrial Development Authority
5.13%, 09/01/2048	590	572
5.50%, 09/01/2033	835	835
St Louis Municipal Finance Corp.
0.00%, 07/15/2034	2,000	1,460
0.00%, 07/15/2035	220	153
Troy Reorganized School District No 3 Lincoln County
5.00%, 03/01/2042	3,000	3,198
Union R-XI School District
5.00%, 03/01/2043	1,500	1,585
Warren County School District No R-III
5.00%, 03/01/2037	3,000	3,172
5.00%, 03/01/2043	1,100	1,133
Warrensburg School District No R-VI
5.75%, 03/01/2044	1,000	1,117
5.75%, 03/01/2045	550	612
Warrenton Fire Protection District
5.00%, 03/01/2035	220	244
5.00%, 03/01/2036	200	220
5.00%, 03/01/2037	240	261
5.00%, 03/01/2038	255	276
5.00%, 03/01/2039	255	275
5.50%, 03/01/2041	400	438
Waynesville R-VI School District
5.00%, 04/15/2039	450	495
5.00%, 04/15/2040	1,035	1,133
5.00%, 04/15/2041	1,135	1,230
5.00%, 04/15/2042	825	886
5.00%, 04/15/2043	880	935
5.00%, 04/15/2045	1,300	1,356

The accompanying notes are an integral part of these financial statements.

284

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Missouri – 1.34% – (continued)
Wright City Fire Protection District
5.00%, 03/01/2038	$300	$335
5.00%, 03/01/2039	325	362
5.00%, 03/01/2041	350	384
5.00%, 03/01/2042	330	358
5.00%, 03/01/2043	240	258
5.00%, 03/01/2044	430	458
5.00%, 03/01/2045	375	396

Total Missouri		259,131

Montana – 0.13%
City of Forsyth MT
3.88%, 07/01/2028	4,500	4,573
County of Gallatin MT
4.00%, 10/15/2032 (2)	3,350	2,933
4.00%, 10/15/2036 (2)	1,665	1,367
4.00%, 10/15/2041 (2)	2,595	1,841
4.00%, 10/15/2046 (2)	1,160	786
4.00%, 10/15/2051 (2)	950	627
Flathead County School District No 44 Whitefish
5.25%, 07/01/2042	635	714
5.25%, 07/01/2043	545	606
5.25%, 07/01/2044	500	550
5.25%, 07/01/2045	520	567
Montana Board of Housing
3.32%, 07/01/2046 (1)	1,500	1,508
4.00%, 06/01/2050	90	91
5.75%, 06/01/2055	4,750	5,156
Montana Facility Finance Authority
4.00%, 01/01/2036	2,230	2,275
5.00%, 06/01/2036	700	724
5.00%, 02/15/2065 (1)	1,060	1,125

Total Montana		25,443

Nebraska – 0.61%
Beatrice Area Solid Waste Agency
4.00%, 03/15/2036	230	237
4.00%, 03/15/2038	265	270
4.00%, 03/15/2039	200	203
5.00%, 03/15/2033	135	152
Central Plains Energy Project
5.00%, 05/01/2054 (1)	2,795	2,981
5.00%, 08/01/2055 (1)	32,990	35,155
City of Lincoln NE
3.37%, 01/10/2048 (1)	2,500	2,520
City of Lincoln NE Electric System Revenue
5.00%, 09/01/2027	1,710	1,758
City of Omaha NE
3.00%, 04/15/2041	1,100	971
County of Sarpy NE
2.00%, 06/01/2038	2,435	1,915
County of Stanton NE
2.72%, 11/01/2026 (1)	6,800	6,800
2.72%, 06/01/2028 (1)	2,500	2,500
Douglas County Hospital Authority No 3
5.00%, 11/01/2038	350	391
5.25%, 11/01/2043	340	367
5.25%, 11/01/2044	875	935

The accompanying notes are an integral part of these financial statements.

285

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Nebraska – 0.61% – (continued)
Nebraska Educational Health Cultural & Social Services Finance Authority
4.00%, 01/01/2036	$2,495	$2,498
Nebraska Investment Finance Authority
3.00%, 09/01/2045	1,020	1,005
3.50%, 09/01/2050	390	389
3.75%, 09/01/2049	215	215
4.00%, 09/01/2049	265	265
6.00%, 09/01/2054	8,915	9,907
Nebraska Public Power District
5.00%, 01/01/2041	5,000	5,003
Nebraska State Colleges
5.00%, 07/01/2043	1,250	1,326
North Platte Airport Authority
4.25%, 12/15/2034	290	294
4.25%, 12/15/2036	595	599
4.38%, 12/15/2038	295	297
4.50%, 12/15/2040	265	266
4.63%, 12/15/2042	310	310
4.75%, 12/15/2044	295	285
5.00%, 12/15/2026	220	223
5.00%, 12/15/2027	230	236
5.00%, 12/15/2029	255	269
5.00%, 12/15/2030	130	137
Omaha Airport Authority
5.00%, 12/15/2031	285	289
5.00%, 12/15/2032	900	1,007
5.00%, 12/15/2033	1,500	1,691
5.00%, 12/15/2034	1,415	1,606
5.00%, 12/15/2036	2,100	2,343
5.25%, 12/15/2039	1,140	1,266
Omaha Public Power District
5.00%, 02/01/2033	1,075	1,217
5.50%, 02/01/2054	10,000	10,684
Omaha Public Power District Nebraska City Station Unit 2
5.00%, 02/01/2046	8,855	8,860
5.25%, 02/01/2042	4,250	4,254
Omaha School District
1.75%, 12/15/2035	2,170	1,780
Sarpy County Hospital Authority No 1
3.00%, 05/15/2046	1,000	806
Wayne County School District No 17
5.00%, 12/15/2043	1,000	1,031

Total Nebraska		117,513

Nevada – 0.84%
Carson City NV
5.00%, 09/01/2026	550	556
City of Las Vegas NV Special Improvement District No 816
2.75%, 06/01/2036	405	341
City of Las Vegas NV Special Improvement District No 818
5.00%, 12/01/2039	1,000	1,042
City of North Las Vegas NV
6.00%, 06/01/2052 (2)	1,265	1,297
Clark County School District
3.00%, 06/15/2043	19,590	16,337
5.00%, 06/15/2029	4,080	4,319
5.00%, 06/15/2033	410	449
5.00%, 06/15/2034	1,555	1,649

The accompanying notes are an integral part of these financial statements.

286

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Nevada – 0.84% – (continued)
5.00%, 06/15/2034	$2,350	$2,474
5.00%, 06/15/2036	4,000	4,214
5.00%, 06/15/2038	15,000	17,040
County of Clark Department of Aviation
5.00%, 07/01/2035	7,000	7,724
5.00%, 07/01/2036	2,250	2,469
County of Clark NV
3.00%, 11/01/2035	1,405	1,371
4.00%, 07/01/2039	4,500	4,502
5.00%, 11/01/2028	3,000	3,059
5.00%, 06/01/2035	2,070	2,169
County of Humboldt NV
3.55%, 10/01/2029	1,055	1,069
County of Washoe NV
2.00%, 08/01/2034	745	657
3.63%, 03/01/2036 (1)	195	197
3.63%, 03/01/2036 (1)	3,650	3,692
4.13%, 03/01/2036 (1)	1,160	1,186
Henderson Local Improvement Districts
3.00%, 09/01/2036	165	145
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043	14,035	14,355
Las Vegas Valley Water District
3.00%, 06/01/2033	2,155	2,148
5.00%, 06/01/2038	2,495	2,871
5.00%, 06/01/2039	40,800	42,934
5.00%, 06/01/2041	5,000	5,024
Nevada Housing Division
4.00%, 10/01/2049	165	166
5.00%, 07/01/2028 (1)	2,060	2,121
Reno-Tahoe Airport Authority
5.25%, 07/01/2042	1,700	1,825
State of Nevada
3.00%, 05/01/2039	2,655	2,459
3.00%, 05/01/2043	3,325	2,839
State of Nevada Highway Improvement Revenue
3.00%, 12/01/2039	2,590	2,386
3.00%, 12/01/2041	1,675	1,493
Tahoe-Douglas Visitors Authority
4.00%, 07/01/2026	1,540	1,545
5.00%, 07/01/2033	845	900
Washoe County School District
3.00%, 06/01/2038	1,000	917

Total Nevada		161,941

New Hampshire – 1.19%
New Hampshire Business Finance Authority
0.00%, 11/20/2039 (1)	13,360	13,308
0.00%, 01/20/2041 (1)	16,397	16,250
0.00%, 11/20/2042 (1)	39,863	38,892
0.00%, 10/01/2051 (1)	12,392	12,281
3.63%, 08/20/2039	8,231	7,903
3.88%, 01/20/2038	9,796	9,463
4.00%, 10/20/2036	3,852	3,822
4.00%, 08/15/2039	1,100	1,085
4.13%, 01/20/2034	2,441	2,487
4.25%, 07/01/2027	15,000	15,079
4.25%, 07/20/2041	5,386	5,416

The accompanying notes are an integral part of these financial statements.

287

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New Hampshire – 1.19% – (continued)
4.38%, 09/20/2036	$2,622	$2,669
4.79%, 02/20/2041 (1)	21,485	22,513
4.88%, 12/01/2033 (2)	2,500	2,495
5.00%, 08/15/2029	750	801
5.00%, 12/01/2035	2,965	3,326
5.25%, 07/01/2041	1,000	1,060
5.25%, 06/01/2045	2,230	2,328
5.25%, 07/01/2049	4,085	4,125
5.30%, 12/01/2032 (2)	5,740	5,742
5.88%, 12/15/2033 (2)	4,997	4,971
New Hampshire Health & Education Facilities Authority Act
3.30%, 06/01/2038 (1)	4,680	4,696
4.00%, 10/01/2038	115	114
4.00%, 11/01/2044	3,330	3,226
5.00%, 08/01/2027	1,575	1,626
5.00%, 10/01/2028	1,580	1,602
5.00%, 07/01/2030	5,325	5,848
5.00%, 08/01/2030	305	318
5.00%, 11/01/2031	550	591
5.00%, 10/01/2032	2,825	2,856
5.00%, 11/01/2032	550	595
5.00%, 10/01/2033	4,095	4,138
5.00%, 11/01/2033	275	298
5.00%, 07/01/2035	5,000	5,006
5.50%, 11/01/2027	755	783
5.50%, 11/01/2030	1,160	1,258
New Hampshire Housing Finance Authority
6.25%, 01/01/2055	2,260	2,458
6.50%, 01/01/2056	8,945	10,154
6.50%, 07/01/2056	8,000	9,108

Total New Hampshire		230,691

New Jersey – 3.23%
Camden County Improvement Authority
6.00%, 06/15/2042	790	837
City of Hackensack NJ
2.00%, 09/01/2038	500	395
County of Essex NJ
2.00%, 08/15/2031	3,265	3,038
County of Mercer NJ
2.00%, 02/15/2032	1,180	1,076
2.38%, 02/15/2030	2,020	1,943
Garden State Preservation Trust
5.75%, 11/01/2028	2,220	2,350
Hillsdale School District
2.25%, 08/15/2033	2,175	2,015
Hudson County Improvement Authority
4.00%, 01/01/2036	1,125	1,151
4.00%, 01/01/2037	855	872
Kinnelon School District
2.00%, 02/01/2026	1,090	1,089
2.00%, 02/01/2027	1,165	1,151
2.00%, 02/01/2028	1,235	1,210
New Jersey Economic Development Authority
2.20%, 10/01/2039 (1)	3,900	3,684
3.13%, 07/01/2029	445	438
3.75%, 11/01/2034 (1)	2,480	2,509
4.00%, 06/15/2035	500	515

The accompanying notes are an integral part of these financial statements.

288

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New Jersey – 3.23% – (continued)
4.00%, 06/15/2037	$600	$611
4.00%, 06/15/2038	600	607
4.00%, 06/15/2040	1,000	997
5.00%, 03/01/2026	10,150	10,188
5.00%, 06/01/2026	900	908
5.00%, 06/15/2029	1,000	1,078
5.00%, 06/15/2030	4,000	4,264
5.00%, 06/15/2033	1,300	1,486
5.00%, 06/15/2033	5,000	5,397
5.00%, 07/01/2033	2,000	2,034
5.00%, 11/01/2033	1,500	1,695
5.00%, 06/15/2034	1,000	1,076
5.00%, 06/15/2035	1,595	1,683
5.00%, 11/01/2035	1,415	1,582
5.00%, 06/01/2037	4,000	4,086
5.00%, 10/01/2037	3,500	3,559
5.00%, 10/01/2039 (2)	355	276
5.00%, 01/01/2040 (2)	531	375
5.25%, 09/01/2026 (2)	30,000	30,521
5.25%, 06/15/2036	1,945	2,256
5.50%, 06/15/2030	2,000	2,057
5.63%, 11/15/2030	750	751
New Jersey Educational Facilities Authority
5.00%, 07/01/2064 (1)	22,460	26,170
New Jersey Health Care Facilities Financing Authority
4.00%, 07/01/2038	1,640	1,622
4.00%, 07/01/2039	1,705	1,665
5.00%, 07/01/2028	155	157
5.00%, 09/15/2028	2,030	2,156
5.00%, 07/01/2029	26,500	28,724
5.00%, 09/15/2029	1,645	1,781
5.00%, 09/15/2031	985	1,102
5.00%, 09/15/2033	1,660	1,902
5.00%, 09/15/2033	2,785	3,190
5.00%, 07/01/2034	23,285	27,272
5.00%, 07/01/2035	1,415	1,517
5.00%, 07/01/2036	1,490	1,589
5.00%, 07/01/2036	8,000	9,231
5.00%, 07/01/2037	1,565	1,660
5.00%, 07/01/2045 (1)	3,705	3,747
New Jersey Higher Education Student Assistance Authority
4.25%, 12/01/2045	4,500	4,495
4.50%, 12/01/2045	16,500	16,937
5.00%, 12/01/2026	1,330	1,349
5.00%, 12/01/2026	1,550	1,572
5.00%, 12/01/2026	5,150	5,224
5.00%, 12/01/2027	1,455	1,501
5.00%, 12/01/2027	1,470	1,516
5.00%, 12/01/2027	2,965	3,058
5.00%, 12/01/2029	1,565	1,655
5.00%, 12/01/2029	6,570	6,949
5.00%, 12/01/2030	4,805	5,147
5.00%, 12/01/2033	965	1,053
New Jersey Housing & Mortgage Finance Agency
3.38%, 11/01/2027	1,750	1,758
3.38%, 11/01/2027	3,250	3,257
3.55%, 04/01/2027	1,690	1,697
3.65%, 04/01/2028	1,215	1,219

The accompanying notes are an integral part of these financial statements.

289

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New Jersey – 3.23% – (continued)
3.80%, 10/01/2032	$1,785	$1,787
6.00%, 10/01/2055	3,815	4,132
6.50%, 04/01/2056	1,000	1,123
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026	2,600	2,530
0.00%, 12/15/2027	3,260	3,080
0.00%, 12/15/2028	1,020	935
0.00%, 12/15/2029	2,115	1,890
0.00%, 12/15/2030	3,850	3,320
0.00%, 12/15/2030	4,070	3,510
0.00%, 12/15/2031	1,985	1,654
0.00%, 12/15/2031	6,275	5,229
0.00%, 12/15/2033	5,150	3,974
4.00%, 06/15/2034	1,920	1,996
4.00%, 06/15/2037	2,000	2,032
4.00%, 06/15/2039	2,800	2,813
4.00%, 06/15/2040	1,820	1,805
5.00%, 12/15/2026	2,000	2,045
5.00%, 12/15/2028	5,510	5,882
5.00%, 06/15/2029	1,200	1,211
5.00%, 12/15/2029	820	892
5.00%, 06/15/2031	14,900	15,033
5.00%, 06/15/2032	1,910	2,159
5.00%, 06/15/2032	2,725	2,894
5.00%, 06/15/2032	7,440	8,270
5.00%, 12/15/2032	1,940	2,057
5.00%, 06/15/2033	6,385	7,185
5.00%, 12/15/2033	595	641
5.00%, 12/15/2033	2,200	2,327
5.00%, 06/15/2034	1,500	1,693
5.00%, 06/15/2034	4,040	4,526
5.00%, 06/15/2034	4,000	4,613
5.00%, 06/15/2034	9,000	10,378
5.00%, 12/15/2034	650	686
5.00%, 06/15/2035	1,280	1,427
5.00%, 06/15/2036	1,720	1,969
5.00%, 06/15/2037	1,470	1,630
5.00%, 06/15/2037	2,980	3,283
5.00%, 06/15/2037	5,000	5,679
5.00%, 06/15/2038	4,100	4,668
5.00%, 06/15/2038	4,350	4,847
5.00%, 06/15/2038	5,000	5,223
5.00%, 06/15/2038	5,000	5,540
5.00%, 06/15/2038	5,500	6,196
5.00%, 06/15/2038	12,395	13,964
5.00%, 06/15/2039	3,805	4,293
5.00%, 06/15/2040	2,040	2,166
5.00%, 06/15/2040	3,090	3,441
5.00%, 06/15/2041	4,000	4,333
5.00%, 06/15/2042	14,135	15,277
5.25%, 06/15/2036	2,000	2,267
5.25%, 06/15/2039	5,000	5,553
5.25%, 06/15/2041	5,000	5,456
5.25%, 06/15/2041	8,255	9,191
New Jersey Turnpike Authority
4.00%, 01/01/2035	2,035	2,193
5.00%, 01/01/2028	2,540	2,596
5.00%, 01/01/2028	4,895	5,130

The accompanying notes are an integral part of these financial statements.

290

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New Jersey – 3.23% – (continued)
5.00%, 01/01/2030	$4,045	$4,420
5.00%, 01/01/2030	4,945	5,404
5.00%, 01/01/2032	3,870	4,370
5.00%, 01/01/2033	4,070	4,655
5.00%, 01/01/2033	14,085	16,108
5.00%, 01/01/2034	1,825	2,109
5.00%, 01/01/2034	2,445	2,825
5.00%, 01/01/2034	10,040	11,602
5.00%, 01/01/2035	1,010	1,178
5.00%, 01/01/2042	3,995	4,318
5.00%, 01/01/2042	10,950	11,739
5.00%, 01/01/2043	4,195	4,505
5.00%, 01/01/2045	12,585	13,333
Passaic County Improvement Authority
4.13%, 07/01/2033	1,000	1,023
Sayreville School District
4.00%, 01/15/2036	5,530	5,869
South Jersey Transportation Authority
5.00%, 11/01/2027	500	521
5.00%, 11/01/2030	1,000	1,107
5.00%, 11/01/2031	1,000	1,124
State of New Jersey
2.00%, 06/01/2034	1,160	1,013
2.00%, 06/01/2036	1,770	1,470
4.00%, 06/01/2031	3,145	3,377
4.00%, 06/01/2032	470	508
5.00%, 06/01/2026	10,305	10,409
5.00%, 06/01/2040	2,220	2,352
Tobacco Settlement Financing Corp.
5.00%, 06/01/2046	1,900	1,844
Toms River Board of Education
3.00%, 07/15/2029	965	914
Township of Freehold NJ
2.00%, 10/15/2032	1,320	1,204
2.00%, 10/15/2037	1,290	1,097
Township of Stafford NJ
2.00%, 10/01/2037	2,195	1,821

Total New Jersey		626,475

New Mexico – 0.23%
Albuquerque Bernalillo County Water Utility Authority
5.00%, 07/01/2027	2,400	2,426
5.00%, 07/01/2028	1,700	1,719
City of Farmington NM
2.15%, 04/01/2033	3,000	2,620
3.88%, 06/01/2040 (1)	7,000	7,115
New Mexico Educational Assistance Foundation
5.00%, 09/01/2026	1,530	1,544
5.00%, 09/01/2027	2,130	2,176
New Mexico Hospital Equipment Loan Council
4.00%, 08/01/2036	1,130	1,133
New Mexico Mortgage Finance Authority
3.00%, 07/01/2052	5,425	5,338
3.75%, 01/01/2050	285	285
4.25%, 07/01/2049	890	896
New Mexico Municipal Energy Acquisition Authority
5.00%, 06/01/2054 (1)	15,750	16,813

The accompanying notes are an integral part of these financial statements.

291

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New Mexico – 0.23% – (continued)
Silver City Consolidated School District No 1
4.00%, 08/01/2040	$740	$727
5.00%, 08/01/2026	2,500	2,527

Total New Mexico		45,319

New York – 8.60%
Albany County Airport Authority
5.00%, 12/15/2043	1,500	1,535
Berne-Knox-Westerlo Central School District
2.00%, 07/01/2031	1,160	1,064
Build NYC Resource Corp.
5.50%, 07/01/2043	1,230	1,316
5.50%, 12/01/2051	1,450	1,530
Byron-Bergen Central School District
2.00%, 06/15/2033	1,140	1,009
City of Amsterdam NY
4.75%, 03/04/2026	3,758	3,763
City of New York NY
2.50%, 10/01/2046 (1)	7,600	7,600
3.00%, 08/01/2036	2,500	2,386
4.00%, 10/01/2035	905	919
4.00%, 08/01/2037	2,500	2,538
4.00%, 03/01/2040	2,650	2,652
4.00%, 08/01/2040	3,305	3,308
5.00%, 09/01/2026	5,000	5,083
5.00%, 08/01/2027	5,510	5,729
5.00%, 09/01/2027	5,000	5,209
5.00%, 08/01/2028	400	401
5.00%, 08/01/2028	700	709
5.00%, 01/01/2034	1,575	1,666
5.00%, 08/01/2034	1,690	1,839
5.00%, 12/01/2034	5,000	5,094
5.00%, 05/01/2035	585	651
5.00%, 06/01/2035	10	10
5.00%, 02/01/2036	2,505	2,901
5.00%, 03/01/2038	2,250	2,390
5.00%, 04/01/2039	2,655	2,743
5.00%, 09/01/2039	2,200	2,388
5.00%, 08/01/2041	4,000	4,301
5.00%, 09/01/2044	3,245	3,432
5.00%, 08/01/2047	770	788
5.00%, 09/01/2047	4,200	4,353
5.25%, 09/01/2040	6,500	7,109
5.25%, 10/01/2040	2,275	2,485
5.25%, 09/01/2041	10,355	11,189
5.25%, 02/01/2045	3,300	3,534
5.25%, 03/01/2047	2,165	2,278
5.25%, 03/01/2049	1,620	1,698
Clinton County Capital Resource Corp.
4.50%, 07/01/2040 (2)	1,145	1,183
5.00%, 07/01/2046 (2)	1,000	1,029
County of Nassau NY
5.00%, 04/01/2038	4,265	4,434
County of Suffolk NY
4.00%, 02/01/2028	1,865	1,927
5.00%, 10/01/2026	415	423
5.00%, 06/15/2029	985	1,071
Empire State Development Corp.
3.00%, 03/15/2048	1,000	760

The accompanying notes are an integral part of these financial statements.

292

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 8.60% – (continued)
4.00%, 03/15/2038	$12,175	$12,360
4.00%, 03/15/2045	790	737
5.00%, 03/15/2036	2,090	2,275
5.00%, 03/15/2037	8,135	8,665
5.00%, 03/15/2038	1,275	1,336
Genesee County Funding Corp.
5.00%, 12/01/2031	375	409
5.00%, 12/01/2032	460	505
5.00%, 12/01/2033	750	819
5.00%, 12/01/2034	700	761
5.00%, 12/01/2035	540	583
Hempstead Town Local Development Corp.
5.53%, 02/01/2040	3,500	3,453
5.89%, 02/01/2032	1,250	1,265
6.24%, 02/01/2047	1,000	989
6.47%, 02/01/2033	1,000	1,031
Hudson Yards Infrastructure Corp.
4.00%, 02/15/2038	8,720	8,971
4.00%, 02/15/2044	18,870	17,910
4.00%, 02/15/2047	2,230	2,086
5.00%, 02/15/2032	2,325	2,386
5.00%, 02/15/2035	1,700	1,740
5.00%, 02/15/2042	2,000	2,028
5.00%, 02/15/2045	5,000	5,050
Long Island Power Authority
1.50%, 09/01/2051 (1)	11,725	11,591
3.00%, 09/01/2049 (1)	9,480	9,437
5.00%, 09/01/2031	2,185	2,217
5.00%, 09/01/2033	600	686
5.00%, 09/01/2034	650	739
5.00%, 09/01/2052 (1)	16,450	16,833
Metropolitan Transportation Authority
0.00%, 11/15/2033	1,600	1,226
4.00%, 11/15/2045	5,560	5,049
4.00%, 11/15/2046	2,545	2,288
5.00%, 11/15/2026	1,600	1,633
5.00%, 11/15/2026	2,350	2,399
5.00%, 11/15/2028	2,970	3,120
5.00%, 11/15/2028	4,000	4,262
5.00%, 11/15/2030	730	767
5.00%, 11/15/2031	1,055	1,073
5.00%, 11/15/2033	1,715	1,794
5.00%, 11/15/2033	3,645	3,813
5.00%, 11/15/2034	7,500	7,832
5.00%, 11/15/2034	11,735	12,271
5.00%, 11/15/2037	1,500	1,529
5.00%, 11/15/2047	2,715	2,802
5.25%, 11/15/2049	4,470	4,681
Metropolitan Transportation Authority Dedicated Tax Fund
5.00%, 11/15/2034	275	310
5.00%, 11/15/2036	820	832
MTA Hudson Rail Yards Trust Obligations
5.00%, 11/15/2051	1,500	1,500
5.00%, 11/15/2056	4,380	4,380
New York City Health & Hospitals Corp.
5.00%, 02/15/2037	3,000	3,434
New York City Housing Development Corp.
1.50%, 11/01/2041	4,040	3,054

The accompanying notes are an integral part of these financial statements.

293

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 8.60% – (continued)
2.25%, 11/01/2036	$835	$711
2.40%, 08/01/2040	2,430	1,873
3.05%, 11/01/2032	2,000	1,994
3.25%, 11/01/2065 (1)	27,420	27,540
3.40%, 11/01/2062 (1)	4,380	4,380
3.40%, 11/01/2064 (1)	3,500	3,517
3.63%, 11/01/2063 (1)	8,310	8,382
3.70%, 05/01/2064 (1)	14,330	14,528
3.75%, 05/01/2065 (1)	10,225	10,383
3.80%, 11/01/2063 (1)	1,575	1,592
4.30%, 11/01/2063 (1)	5,675	5,783
5.00%, 05/01/2026	110	111
5.00%, 05/01/2027	600	616
5.00%, 11/01/2027	855	887
5.00%, 05/01/2028	875	914
5.00%, 11/01/2028	600	633
5.00%, 05/01/2029	300	319
5.00%, 11/01/2029	875	938
5.00%, 11/01/2030	500	544
New York City Municipal Water Finance Authority
4.00%, 06/15/2039	4,710	4,793
4.50%, 06/15/2032	19,680	19,822
5.00%, 06/15/2029	1,100	1,153
5.00%, 06/15/2035	9,025	9,025
5.00%, 06/15/2037	2,185	2,534
5.00%, 06/15/2037	5,000	5,763
5.00%, 06/15/2037	13,000	13,353
5.00%, 06/15/2038	3,000	3,077
5.00%, 06/15/2040	1,130	1,200
5.00%, 06/15/2040	2,115	2,231
5.00%, 06/15/2040	2,200	2,264
5.00%, 06/15/2040	5,000	5,145
5.00%, 06/15/2046	13,000	13,659
5.50%, 06/15/2038	1,795	2,149
5.50%, 06/15/2039	6,325	7,519
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/2034	2,500	2,578
5.00%, 07/15/2034	5,000	5,263
5.00%, 07/15/2036	3,005	3,148
5.00%, 07/15/2037	5,000	5,788
5.00%, 07/15/2037	10,135	11,732
5.00%, 07/15/2043	3,240	3,243
New York City Transitional Finance Authority Future Tax Secured Revenue
3.00%, 11/01/2037	9,000	8,413
3.00%, 11/01/2039	1,975	1,780
4.00%, 05/01/2036	2,000	2,045
4.00%, 02/01/2038	9,675	9,837
4.00%, 05/01/2038	24,385	24,693
4.00%, 05/01/2039	5,000	5,049
4.00%, 05/01/2043	785	756
5.00%, 05/01/2033	2,535	2,658
5.00%, 08/01/2034	700	735
5.00%, 11/01/2034	2,300	2,583
5.00%, 11/01/2034	6,205	7,222
5.00%, 08/01/2035	1,600	1,674
5.00%, 11/01/2035	5,090	5,934
5.00%, 05/01/2036	1,750	1,820
5.00%, 11/01/2036	350	390

The accompanying notes are an integral part of these financial statements.

294

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 8.60% – (continued)
5.00%, 11/01/2036	$5,000	$5,843
5.00%, 11/01/2037	4,165	4,647
5.00%, 05/01/2038	3,545	4,047
5.00%, 11/01/2038	2,455	2,460
5.00%, 11/01/2038	4,000	4,528
5.00%, 02/01/2039	8,000	8,655
5.00%, 05/01/2039	1,290	1,358
5.00%, 05/01/2039	3,370	3,811
5.00%, 05/01/2039	4,430	4,578
5.00%, 08/01/2039	7,030	7,626
5.00%, 11/01/2039	8,995	10,179
5.00%, 05/01/2040	2,840	3,157
5.00%, 02/01/2041	4,465	4,838
5.00%, 02/01/2041	5,000	5,312
5.00%, 05/01/2041	930	1,010
5.00%, 05/01/2041	2,000	2,181
5.00%, 05/01/2041	6,500	7,087
5.00%, 05/01/2042	4,445	4,789
5.00%, 05/01/2042	6,000	6,464
5.00%, 05/01/2042	14,345	14,582
5.00%, 08/01/2042	2,750	2,820
5.00%, 11/01/2042	10,250	11,073
5.00%, 05/01/2043	5,000	5,320
5.00%, 05/01/2044	7,315	7,752
5.00%, 05/01/2046	7,500	7,786
5.00%, 11/01/2046	3,000	3,145
5.00%, 05/01/2048	1,915	1,984
5.25%, 11/01/2037	4,345	4,872
5.25%, 11/01/2037	7,000	7,849
5.25%, 11/01/2045	7,590	8,167
5.25%, 05/01/2048	2,660	2,808
5.25%, 05/01/2048	4,000	4,201
5.25%, 05/01/2055	3,000	3,151
5.50%, 05/01/2041	8,000	9,013
5.50%, 11/01/2045	6,000	6,441
5.50%, 05/01/2047	1,750	1,879
5.50%, 11/01/2049	3,000	3,232
New York Convention Center Development Corp.
5.00%, 11/15/2033	3,000	3,003
5.00%, 11/15/2040	1,085	1,085
New York Energy Finance Development Corp.
5.00%, 07/01/2056 (1)	24,625	26,084
New York Liberty Development Corp.
2.50%, 11/15/2036	2,600	2,224
2.75%, 11/15/2041	14,370	11,615
4.00%, 02/15/2043	3,550	3,474
4.00%, 02/15/2043	4,250	4,169
5.00%, 11/15/2044 (2)	5,690	5,681
New York Power Authority
5.00%, 11/15/2028	3,000	3,230
5.00%, 11/15/2037	1,000	1,146
5.25%, 11/15/2040	1,000	1,146
New York State Bridge Authority
5.00%, 01/01/2035	565	619
5.00%, 01/01/2036	475	517
5.00%, 01/01/2037	535	578
New York State Dormitory Authority
3.00%, 03/15/2041	3,860	3,353

The accompanying notes are an integral part of these financial statements.

295

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 8.60% – (continued)
4.00%, 03/15/2037	$3,030	$3,100
4.00%, 03/15/2038	5	5
4.00%, 03/15/2039	1,200	1,213
4.00%, 03/15/2040	4,365	4,369
4.00%, 03/15/2042	20,445	19,991
4.00%, 03/15/2043	5	5
4.00%, 03/15/2043	5	5
4.00%, 03/15/2043	3,990	3,862
4.00%, 03/15/2045	1,150	1,081
5.00%, 07/01/2027	200	201
5.00%, 10/01/2029	1,750	1,857
5.00%, 10/01/2030	1,910	1,990
5.00%, 03/15/2032	3,000	3,216
5.00%, 03/15/2033	2,335	2,643
5.00%, 03/15/2033	4,000	4,059
5.00%, 07/01/2034	410	393
5.00%, 10/01/2034	1,375	1,514
5.00%, 10/01/2034	3,745	3,938
5.00%, 03/15/2035	8,525	8,645
5.00%, 03/15/2036	3,500	3,890
5.00%, 03/15/2036	3,600	4,214
5.00%, 03/15/2036	4,575	4,998
5.00%, 07/01/2036	735	689
5.00%, 10/01/2036	2,000	2,219
5.00%, 07/15/2037	700	732
5.00%, 10/01/2037	1,700	1,829
5.00%, 10/01/2037	5,000	5,387
5.00%, 03/15/2038	3,400	3,907
5.00%, 07/01/2038	1,225	1,385
5.00%, 10/01/2038	1,500	1,653
5.00%, 10/01/2038	7,200	8,191
5.00%, 02/15/2039	2,995	3,076
5.00%, 07/01/2039	1,445	1,611
5.00%, 10/01/2039	1,170	1,318
5.00%, 03/15/2040	5	6
5.00%, 03/15/2040	12,995	14,291
5.00%, 07/01/2040	3,060	3,391
5.00%, 03/15/2041	1,065	1,140
5.00%, 03/15/2041	1,335	1,384
5.00%, 03/15/2041	6,720	6,920
5.00%, 03/15/2041	7,000	7,748
5.00%, 03/15/2041	8,615	9,424
5.00%, 03/15/2042	11,700	12,799
5.00%, 03/15/2042	12,085	13,071
5.00%, 03/15/2042	15,000	16,348
5.00%, 03/15/2043	5,000	5,413
5.00%, 03/15/2044	6,070	6,427
5.00%, 03/15/2045	4,350	4,437
5.00%, 03/15/2048	10,000	10,381
5.00%, 05/01/2048 (1)	1,040	1,042
5.25%, 07/01/2041	805	891
5.25%, 10/01/2041	1,500	1,635
5.25%, 07/01/2042	1,000	1,093
5.25%, 10/01/2042	1,230	1,327
5.25%, 10/01/2043	1,625	1,737
5.25%, 07/01/2044	500	540
5.25%, 07/01/2045	550	589
5.25%, 03/15/2052	2,180	2,291

The accompanying notes are an integral part of these financial statements.

296

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 8.60% – (continued)
5.50%, 07/01/2043	$845	$929
5.50%, 07/01/2044	1,750	1,914
5.50%, 07/01/2045	750	814
New York State Environmental Facilities Corp.
5.00%, 06/15/2033	6,000	6,049
5.00%, 06/15/2036	5,410	5,575
New York State Housing Finance Agency
1.10%, 11/01/2061 (1)	6,415	6,192
2.50%, 11/01/2060 (1)	3,595	3,562
3.35%, 06/15/2054 (1)	3,425	3,436
3.45%, 06/15/2054 (1)	3,000	3,029
3.60%, 11/01/2044 (1)	2,100	2,135
3.60%, 11/01/2063 (1)	20,000	20,096
3.60%, 11/01/2064 (1)	7,200	7,250
3.80%, 11/01/2062 (1)	7,985	7,988
3.88%, 11/01/2063 (1)	1,150	1,151
New York State Thruway Authority
4.00%, 03/15/2043	9,000	8,786
5.00%, 03/15/2034	2,750	3,121
5.00%, 03/15/2038	10,260	11,359
5.00%, 03/15/2042	5,615	5,985
New York Transportation Development Corp.
4.00%, 10/01/2030	3,860	3,935
4.00%, 01/01/2036	2,785	2,711
4.00%, 12/01/2039	450	450
4.00%, 12/01/2040	500	495
4.00%, 12/01/2041	450	439
4.38%, 10/01/2045	10,525	9,801
5.00%, 12/01/2028	400	420
5.00%, 12/01/2028	1,300	1,380
5.00%, 01/01/2029	2,080	2,144
5.00%, 12/01/2029	300	325
5.00%, 12/01/2029	7,000	7,433
5.00%, 12/01/2030	250	275
5.00%, 12/01/2031	300	329
5.00%, 01/01/2032	1,300	1,337
5.00%, 12/01/2032	375	410
5.00%, 12/01/2032	2,355	2,572
5.00%, 01/01/2033	5,500	5,641
5.00%, 12/01/2033	985	1,073
5.00%, 12/01/2033	3,650	3,966
5.00%, 12/01/2034	500	543
5.00%, 12/01/2034	3,250	3,438
5.00%, 12/01/2034	6,490	7,017
5.00%, 12/01/2035	500	541
5.00%, 12/01/2035	2,335	2,510
5.00%, 12/01/2036	550	592
5.00%, 12/01/2036	1,360	1,452
5.00%, 12/01/2037	600	642
5.00%, 12/01/2037	3,625	3,843
5.00%, 12/01/2038	500	533
5.00%, 12/01/2039	2,420	2,538
5.00%, 10/01/2040	4,500	4,562
5.00%, 07/01/2041	2,300	2,300
5.00%, 07/01/2046	42,280	42,277
5.25%, 06/30/2037	1,500	1,650
5.25%, 06/30/2038	3,200	3,499
5.25%, 06/30/2039	1,400	1,522

The accompanying notes are an integral part of these financial statements.

297

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 8.60% – (continued)
5.25%, 06/30/2040	$1,375	$1,454
5.25%, 06/30/2040	1,710	1,839
5.50%, 06/30/2039	2,000	2,134
6.00%, 04/01/2035	15,335	16,900
6.00%, 06/30/2043	3,475	3,874
6.00%, 06/30/2050	10,000	10,854
Niagara Area Development Corp.
5.00%, 07/01/2052	1,000	901
Niagara Frontier Transportation Authority Airport System Revenues
5.00%, 04/01/2031	2,350	2,454
Oneida County Local Development Corp.
5.00%, 12/01/2027	1,425	1,437
5.00%, 12/01/2028	1,000	1,008
Onondaga Civic Development Corp.
5.00%, 12/01/2033	1,000	1,095
5.00%, 12/01/2038	1,000	1,146
5.00%, 12/01/2040	305	344
5.00%, 12/01/2041	700	780
5.25%, 12/01/2042	1,000	1,121
Port Authority of New York & New Jersey
2.00%, 10/01/2033	7,070	5,992
3.00%, 12/01/2032	5,000	5,056
4.00%, 07/15/2036	2,180	2,197
5.00%, 07/15/2031	4,000	4,317
5.00%, 09/15/2032	2,925	3,028
5.00%, 10/15/2033	6,000	6,131
5.00%, 11/15/2033	5,660	5,736
5.00%, 08/01/2034	7,415	8,134
5.00%, 10/15/2034	2,475	2,527
5.00%, 10/15/2034	6,000	6,782
5.00%, 01/15/2035	150	171
5.00%, 01/15/2036	200	227
5.00%, 04/01/2036	4,135	4,177
5.00%, 11/15/2037	3,125	3,229
5.00%, 01/15/2039	360	388
5.00%, 01/15/2039	450	500
5.00%, 01/15/2040	500	549
5.00%, 01/15/2041	475	517
5.00%, 11/15/2041	1,550	1,564
5.00%, 01/15/2043	2,850	3,103
5.25%, 08/01/2040	2,000	2,171
5.50%, 08/01/2041	11,255	12,312
Riverhead Industrial Development Agency
4.00%, 08/01/2030	1,170	1,187
4.50%, 08/01/2035	970	1,016
Saratoga County Capital Resource Corp.
4.88%, 07/01/2044	4,905	5,078
St Lawrence County Industrial Development Agency
4.60%, 09/01/2042 (1)	3,000	2,966
State of New York Mortgage Agency Homeowner Mortgage Revenue
2.20%, 10/01/2029	600	572
2.35%, 04/01/2031	1,835	1,731
3.25%, 10/01/2051	4,230	4,180
4.25%, 10/01/2047	700	704
Suffolk County Economic Development Corp.
5.38%, 11/01/2054 (2)	1,210	918
Town of Oyster Bay NY
2.00%, 03/01/2033	1,415	1,269

The accompanying notes are an integral part of these financial statements.

298

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 8.60% – (continued)
Town of Watertown NY
5.25%, 04/09/2026	$2,000	$2,002
Triborough Bridge & Tunnel Authority
2.00%, 05/15/2045 (1)	2,425	2,337
2.00%, 05/15/2045 (1)	6,375	6,150
4.00%, 11/15/2033	570	618
4.00%, 11/15/2034	115	124
4.00%, 05/15/2040	1,250	1,260
5.00%, 03/15/2027	22,510	23,193
5.00%, 02/01/2028	20,000	21,042
5.00%, 03/01/2028	9,740	10,255
5.00%, 11/15/2032	5,920	6,784
5.00%, 11/15/2033	6,000	6,640
5.00%, 11/15/2034	430	493
5.00%, 11/15/2034	4,165	4,409
5.00%, 11/15/2034	6,250	7,223
5.00%, 11/15/2035	5,000	5,746
5.00%, 11/15/2036	5,000	5,706
5.00%, 11/15/2036	7,500	7,697
5.00%, 11/15/2036	20,000	23,137
5.00%, 11/15/2037	4,500	5,231
5.00%, 11/15/2037	8,920	10,084
5.00%, 11/15/2038	3,905	4,386
5.00%, 05/15/2039	5,000	5,426
5.00%, 11/15/2039	3,000	3,283
5.00%, 11/15/2040	1,000	1,104
5.00%, 05/15/2041	5,075	5,403
5.00%, 11/15/2042	1,910	1,983
5.00%, 11/15/2042	2,900	3,099
5.00%, 11/15/2042	4,000	4,402
5.00%, 11/15/2049	340	349
5.00%, 05/15/2051 (1)	1,900	1,915
5.25%, 05/15/2041	1,895	2,061
5.25%, 05/15/2052	4,870	5,062
Triborough Bridge & Tunnel Authority Sales Tax Revenue
5.00%, 05/15/2040	340	373
Ulster County Capital Resource Corp.
5.88%, 09/15/2059 (2)	1,905	1,899
Utility Debt Securitization Authority
5.00%, 12/15/2040	5,000	5,168
5.00%, 12/15/2041	7,800	8,651
Webster Central School District
2.00%, 06/15/2031	1,105	1,019

Total New York		1,665,541

North Carolina – 0.99%
Charlotte-Mecklenburg Hospital Authority
5.00%, 01/15/2050 (1)	1,500	1,593
City of Asheville NC
5.00%, 04/01/2039	625	712
5.00%, 04/01/2040	1,660	1,864
5.00%, 04/01/2042	1,465	1,609
5.00%, 04/01/2043	1,525	1,658
City of Charlotte NC
4.00%, 06/01/2038	2,450	2,491
City of Greensboro NC
2.00%, 04/01/2036	280	242
County of Alamance NC
2.00%, 05/01/2034	1,445	1,295

The accompanying notes are an integral part of these financial statements.

299

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
North Carolina – 0.99% – (continued)
2.00%, 05/01/2035	$2,000	$1,756
County of Forsyth NC
1.63%, 03/01/2034	1,010	858
County of Gaston NC
5.00%, 03/01/2039	3,625	4,163
County of Johnston NC
2.00%, 02/01/2034	1,060	959
County of Moore NC
2.00%, 06/01/2036	1,385	1,177
Cumberland County Industrial Facilities & Pollution Control Financing Authority
3.13%, 12/01/2027 (1)	23,440	23,425
Greater Asheville Regional Airport Authority
5.00%, 07/01/2035	1,750	1,906
5.00%, 07/01/2036	1,505	1,629
5.00%, 07/01/2037	1,520	1,650
5.00%, 07/01/2037	1,780	1,914
5.25%, 07/01/2038	1,200	1,301
5.25%, 07/01/2042	1,100	1,156
5.25%, 07/01/2043	2,975	3,120
Inlivian
5.05%, 02/01/2043	2,000	2,133
Nash Health Care Systems
5.00%, 02/01/2045	1,000	1,030
North Carolina Capital Facilities Finance Agency
5.00%, 05/01/2031	1,000	1,095
North Carolina Housing Finance Agency
3.15%, 02/01/2030 (1)	7,000	7,002
3.20%, 07/01/2056 (1)	9,870	9,870
3.75%, 07/01/2052	2,615	2,627
4.00%, 01/01/2050	2,175	2,180
5.00%, 04/01/2029 (1)	3,841	4,014
5.50%, 01/01/2054	7,515	8,012
5.75%, 01/01/2054	9,020	9,598
6.00%, 07/01/2053	3,855	4,079
6.25%, 01/01/2055	3,465	3,857
6.25%, 01/01/2055	5,250	5,663
6.25%, 01/01/2055	7,810	8,447
6.25%, 07/01/2055	2,690	2,952
6.25%, 01/01/2056	3,275	3,681
6.25%, 01/01/2057	1,265	1,442
6.50%, 01/01/2056	4,695	5,366
North Carolina Medical Care Commission
2.55%, 06/01/2048 (1)	3,955	3,948
3.00%, 02/01/2033	845	830
3.40%, 10/01/2029	1,000	1,002
4.00%, 09/01/2034	2,205	2,222
4.05%, 01/01/2030	810	810
4.25%, 09/01/2028	550	550
5.00%, 03/01/2028	155	160
5.00%, 10/01/2033	1,000	1,071
5.00%, 10/01/2036	245	257
5.00%, 06/01/2038	6,400	7,259
5.00%, 06/01/2055 (1)	4,290	4,681
North Carolina State Education Assistance Authority
5.50%, 06/01/2029	1,000	1,063
5.50%, 06/01/2030	2,390	2,577
5.50%, 06/01/2033	3,000	3,324

The accompanying notes are an integral part of these financial statements.

300

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
North Carolina – 0.99% – (continued)
North Carolina Turnpike Authority
5.00%, 01/01/2028	$1,700	$1,766
5.00%, 01/01/2049	4,030	4,096
Raleigh Housing Authority
5.00%, 08/01/2028 (1)	350	361
5.00%, 08/01/2028 (1)	375	387
5.00%, 09/01/2041 (1)	1,780	1,785
State of North Carolina
2.00%, 06/01/2030	2,005	1,921
2.00%, 03/01/2036	2,230	1,903
5.00%, 03/01/2036	3,350	3,904
5.00%, 03/01/2037	4,515	5,215
Winston-Salem State University
5.00%, 06/01/2034	900	906

Total North Carolina		191,524

North Dakota – 0.32%
City of Grand Forks ND
4.00%, 12/01/2037	675	673
4.00%, 12/01/2041	1,830	1,742
4.00%, 12/01/2046	1,425	1,258
5.00%, 12/01/2027	1,110	1,140
5.00%, 12/01/2028	1,500	1,560
5.00%, 12/01/2031	2,650	2,836
5.00%, 12/01/2034	725	810
5.00%, 12/01/2036	545	600
5.00%, 12/01/2038	500	544
5.00%, 12/01/2040	500	535
5.00%, 12/01/2042	500	525
City of Horace ND
4.50%, 05/01/2039	2,600	2,663
City of Mayville ND
5.00%, 05/01/2033	1,445	1,517
5.25%, 05/01/2038	1,000	1,034
North Dakota Building Authority
5.00%, 12/01/2038	2,000	2,146
North Dakota Housing Finance Agency
3.00%, 07/01/2051	3,505	3,466
3.00%, 01/01/2052	975	963
3.25%, 01/01/2027	415	416
3.25%, 07/01/2027	1,465	1,471
3.30%, 07/01/2028	1,580	1,592
5.00%, 07/01/2042	2,375	2,557
5.75%, 01/01/2054	5,980	6,364
6.00%, 07/01/2055	3,250	3,614
6.25%, 01/01/2054	625	676
6.25%, 01/01/2055	1,210	1,348
North Dakota Public Finance Authority
5.00%, 10/01/2032	4,605	5,306
5.00%, 10/01/2033	8,765	10,209
Williston Basin School District No 7
4.13%, 08/01/2042	2,340	2,336
4.25%, 08/01/2044	2,535	2,497

Total North Dakota		62,398

Ohio – 1.91%
Akron Bath Copley Joint Township Hospital District
4.00%, 11/15/2037	700	747
4.00%, 11/15/2038	450	480

The accompanying notes are an integral part of these financial statements.

301

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Ohio – 1.91% – (continued)
5.25%, 11/15/2031	$530	$542
5.25%, 11/15/2032	645	660
5.25%, 11/15/2033	1,770	1,810
5.25%, 11/15/2046	1,255	1,283
American Municipal Power, Inc.
4.00%, 02/15/2036	1,975	2,030
4.00%, 02/15/2038	1,985	2,017
5.00%, 02/15/2035	3,285	3,602
Bedford City School District
5.50%, 12/01/2050	6,000	6,349
5.50%, 12/01/2055	7,750	8,169
Buckeye Tobacco Settlement Financing Authority
3.00%, 06/01/2048	6,305	4,461
5.00%, 06/01/2055	11,865	9,604
Chippewa Local School District
5.00%, 12/01/2041	1,170	1,244
City of Cleveland OH Income Tax Revenue
3.00%, 10/01/2036	500	476
3.00%, 10/01/2037	1,000	934
City of Norwood OH
5.00%, 12/01/2035	750	790
5.00%, 12/01/2041	500	510
Clear Fork Valley Local School District
3.00%, 12/01/2036	1,855	1,706
Clermont County Port Authority
5.00%, 12/01/2029	750	751
5.00%, 12/01/2030	850	851
Cleveland Municipal School District
5.00%, 12/01/2040	450	496
5.00%, 12/01/2041	700	763
5.00%, 12/01/2044	800	847
5.00%, 12/01/2045	575	605
5.00%, 12/01/2046	550	575
Columbus Regional Airport Authority
5.00%, 01/01/2030	3,000	3,215
5.00%, 01/01/2031	4,860	5,286
5.00%, 01/01/2032	4,485	4,937
5.00%, 01/01/2033	4,300	4,777
5.00%, 01/01/2034	3,120	3,490
5.00%, 01/01/2036	6,985	7,765
5.25%, 01/01/2041	1,510	1,630
5.25%, 01/01/2042	7,750	8,276
5.25%, 01/01/2043	15,750	16,655
Columbus-Franklin County Finance Authority
2.70%, 11/15/2033	550	510
4.82%, 11/01/2043	1,000	1,068
5.00%, 12/01/2028 (1)	2,100	2,173
5.13%, 01/01/2044	2,800	2,934
County of Allen OH Hospital Facilities Revenue
4.00%, 12/01/2040	2,000	1,939
5.00%, 12/01/2029	585	633
5.00%, 11/01/2041	7,250	7,940
County of Fayette OH
5.25%, 12/01/2049	1,500	1,560
5.25%, 12/01/2054	4,000	4,139
County of Franklin OH
5.00%, 11/01/2048	4,350	4,733
5.80%, 05/20/2044	1,150	1,156

The accompanying notes are an integral part of these financial statements.

302

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Ohio – 1.91% – (continued)
County of Hamilton OH
5.00%, 11/15/2049	$2,540	$2,742
County of Lake OH
5.00%, 12/01/2046	1,890	1,933
County of Montgomery OH
5.25%, 09/01/2044	500	525
5.25%, 09/01/2049	3,500	3,591
County of Muskingum OH
5.00%, 02/15/2044	2,480	2,469
5.00%, 02/15/2048	1,700	1,630
County of Ross OH
5.00%, 12/01/2039	1,900	1,963
County of Scioto OH
5.00%, 02/15/2029	900	924
EHOVE Joint Vocational School District
5.50%, 12/01/2055	2,000	2,100
Euclid City School District
5.25%, 01/15/2044	3,925	3,929
Forest Hills Local School District
5.00%, 12/01/2044	4,725	4,726
Franklin County Convention Facilities Authority
5.00%, 12/01/2035	8,000	9,193
5.00%, 12/01/2036	8,850	10,068
5.00%, 12/01/2037	9,000	10,139
5.00%, 12/01/2038	2,795	3,125
Gahanna-Jefferson City School District
5.50%, 12/01/2050	775	800
Huber Heights City School District
3.00%, 12/01/2036	2,045	1,885
JobsOhio Beverage System
5.00%, 01/01/2038	8,765	10,085
Lancaster Port Authority
5.00%, 02/01/2055 (1)	3,500	3,719
Miami University/Oxford OH
4.00%, 09/01/2036	1,000	1,029
5.00%, 09/01/2030	475	526
5.00%, 09/01/2034	700	708
Oberlin City School District
5.00%, 11/01/2032	200	227
5.00%, 11/01/2033	405	464
5.00%, 11/01/2034	300	347
5.00%, 11/01/2037	300	338
5.00%, 11/01/2038	300	336
5.00%, 11/01/2039	300	334
Ohio Air Quality Development Authority
2.88%, 02/01/2026	5,000	4,998
3.70%, 04/01/2028	5,045	5,058
3.75%, 01/15/2028 (2)	5,975	5,985
3.75%, 01/01/2029	11,000	11,064
4.00%, 09/01/2030 (1)	1,500	1,519
4.25%, 01/15/2038 (2)	1,500	1,501
4.25%, 11/01/2039 (1)	9,985	10,141
4.50%, 01/15/2048 (2)	2,790	2,575
Ohio Higher Educational Facility Commission
5.00%, 01/01/2032	235	255
5.00%, 01/01/2033	285	308
5.00%, 01/01/2034	515	554
5.25%, 01/01/2035	685	749

The accompanying notes are an integral part of these financial statements.

303

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Ohio – 1.91% – (continued)
5.25%, 01/01/2036	$500	$544
5.25%, 01/01/2037	420	454
Ohio Housing Finance Agency
3.15%, 01/01/2044 (1)	5,000	5,006
3.37%, 03/01/2028 (1)	2,700	2,711
4.50%, 03/01/2050	85	86
5.00%, 09/01/2028	50	53
5.00%, 03/01/2029	50	53
5.00%, 09/01/2029	100	108
5.00%, 03/01/2030	100	108
5.00%, 09/01/2030	100	109
5.00%, 03/01/2031	100	110
5.00%, 09/01/2031	100	110
5.00%, 03/01/2032	75	83
5.00%, 09/01/2032	100	111
5.00%, 03/01/2033	150	167
5.00%, 09/01/2033	75	84
5.00%, 03/01/2052	720	747
6.25%, 03/01/2056	6,165	6,809
6.50%, 03/01/2056	2,000	2,280
7.50%, 03/01/2049	2,000	2,413
Ohio State University
4.00%, 12/01/2040	8,135	8,264
Ohio Turnpike & Infrastructure Commission
5.00%, 02/15/2039	1,100	1,220
Ohio Water Development Authority
5.00%, 12/01/2031	600	683
5.00%, 06/01/2032	350	401
5.00%, 06/01/2033	350	402
5.00%, 12/01/2033	400	459
5.00%, 06/01/2034	300	344
5.00%, 12/01/2034	425	486
5.00%, 06/01/2035	500	570
5.00%, 12/01/2035	600	682
Ohio Water Development Authority Water Pollution Control Loan Fund
5.00%, 12/01/2036	3,000	3,224
Port of Greater Cincinnati Development Authority
3.75%, 12/01/2031 (2)	720	728
5.00%, 12/01/2055	1,000	1,016
5.00%, 12/01/2060	1,000	1,009
State of Ohio
2.75%, 01/01/2052 (1)	2,215	2,205
3.90%, 01/15/2050 (1)	10,500	10,739
5.00%, 02/01/2028	1,295	1,363
5.00%, 03/01/2028	690	728
5.00%, 03/01/2028	860	907
5.00%, 03/15/2028	1,725	1,821
5.00%, 01/01/2030	1,170	1,224
5.00%, 12/15/2032	1,000	1,111
5.00%, 12/15/2033	1,000	1,106
5.00%, 12/15/2034	1,000	1,102
5.00%, 12/31/2035	1,010	1,011
5.00%, 10/01/2036	2,895	3,039
5.00%, 12/31/2039	4,110	4,110
5.00%, 03/01/2040	3,200	3,486
Summit County Development Finance Authority
5.00%, 07/01/2045	1,000	1,032
5.25%, 07/01/2055	5,500	5,671

The accompanying notes are an integral part of these financial statements.

304

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Ohio – 1.91% – (continued)
5.50%, 07/01/2060	$5,000	$5,226
University of Akron
4.00%, 01/01/2027	2,780	2,814
5.00%, 01/01/2034	2,000	2,015
5.00%, 01/01/2035	2,500	2,519
5.00%, 01/01/2037	6,675	6,716
5.00%, 01/01/2038	5,225	5,254
Warren County Port Authority
4.00%, 12/01/2041	570	543
6.00%, 12/01/2042	1,000	1,086
Youngstown State University
3.00%, 12/15/2033	730	718

Total Ohio		370,860

Oklahoma – 0.76%
Cache Educational Facilities Authority
5.00%, 09/01/2034	1,500	1,657
Canadian County Educational Facilities Authority
5.00%, 09/01/2026	330	335
Cleveland County Home Loan Authority
6.00%, 07/01/2056	2,735	3,038
Edmond Public Works Authority
5.00%, 07/01/2037	400	434
5.00%, 07/01/2038	425	460
5.00%, 01/01/2039	450	485
Grady County School Finance Authority
5.00%, 09/01/2028	375	393
5.00%, 09/01/2030	1,235	1,297
5.13%, 12/01/2038	955	1,045
5.13%, 12/01/2039	510	554
5.13%, 12/01/2040	560	602
Grand River Dam Authority
5.00%, 06/01/2038	2,000	2,211
Kingston Economic Development Authority
5.00%, 08/20/2029	410	438
5.00%, 08/20/2030	305	332
5.00%, 08/20/2031	560	617
Lincoln County Educational Facilities Authority
3.25%, 10/15/2034	4,945	4,838
McClain County Economic Development Authority
5.25%, 09/01/2037	1,000	1,117
5.25%, 09/01/2038	1,000	1,112
5.25%, 09/01/2039	1,000	1,105
Mcintosh County Educational Facilities Authority
5.00%, 09/01/2038	1,320	1,406
Muskogee Industrial Trust
4.00%, 09/01/2029	3,010	3,044
Oklahoma Capitol Improvement Authority
5.00%, 07/01/2035	750	880
5.00%, 07/01/2036	775	897
5.00%, 07/01/2037	1,550	1,776
5.00%, 07/01/2038	1,000	1,137
5.25%, 07/01/2050	1,750	1,875
Oklahoma City Airport Trust
5.00%, 07/01/2026	2,195	2,216
5.00%, 07/01/2031	2,820	2,945
Oklahoma County Finance Authority
5.00%, 10/01/2030	800	882

The accompanying notes are an integral part of these financial statements.

305

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Oklahoma – 0.76% – (continued)
5.00%, 10/01/2031	$1,600	$1,793
5.00%, 09/01/2032	2,870	3,053
Oklahoma Development Finance Authority
5.00%, 08/01/2026	75	75
5.00%, 08/01/2030	1,010	1,044
Oklahoma Housing Finance Agency
4.75%, 09/01/2055	2,860	2,844
4.95%, 09/01/2045	560	574
6.25%, 09/01/2056	4,495	5,059
6.50%, 09/01/2054	450	503
6.50%, 03/01/2056	6,405	7,249
Oklahoma Industries Authority
5.00%, 04/01/2028	5,945	6,255
5.00%, 04/01/2032	8,900	10,080
Oklahoma Municipal Power Authority
5.25%, 01/01/2051	2,750	2,929
Oklahoma Turnpike Authority
5.00%, 01/01/2027	3,000	3,074
5.00%, 01/01/2028	2,905	3,043
5.00%, 01/01/2039	4,400	5,055
5.00%, 01/01/2041	5,450	6,022
5.00%, 01/01/2042	4,850	5,301
5.00%, 01/01/2043	4,300	4,651
5.50%, 01/01/2053	7,000	7,437
5.50%, 01/01/2054	2,500	2,713
Oklahoma Water Resources Board
3.00%, 10/01/2041	1,545	1,359
5.00%, 10/01/2038	565	627
5.00%, 10/01/2039	530	585
5.00%, 10/01/2051	3,000	3,114
Ottawa County Educational Facilities Authority
4.00%, 09/01/2031	1,240	1,254
4.00%, 09/01/2032	1,195	1,206
Stillwater Utilities Authority
5.00%, 10/01/2037	1,000	1,106
5.00%, 10/01/2038	675	746
5.00%, 10/01/2039	725	797
Tulsa County Home Finance Authority
5.75%, 01/01/2056	3,875	4,270
Tulsa County Independent School District No 9 Union
2.00%, 04/01/2027	2,675	2,636
Tulsa Municipal Airport Trust Trustees
6.25%, 12/01/2035	9,975	11,422

Total Oklahoma		147,004

Oregon – 1.21%
Astoria Hospital Facilities Authority
5.00%, 08/01/2034	3,130	3,491
5.25%, 08/01/2037	1,955	2,160
5.25%, 08/01/2039	1,100	1,195
5.25%, 08/01/2040	1,000	1,073
City of Forest Grove OR
5.00%, 05/01/2027	1,195	1,212
5.00%, 05/01/2029	1,315	1,365
City of Portland OR Sewer System Revenue
5.00%, 12/01/2047	2,000	2,084
City of Redmond OR
5.00%, 06/01/2035	795	900

The accompanying notes are an integral part of these financial statements.

306

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Oregon – 1.21% – (continued)
5.00%, 06/01/2039	$1,000	$1,097
5.00%, 06/01/2040	1,785	1,931
5.25%, 06/01/2041	1,250	1,367
5.25%, 06/01/2044	2,185	2,320
5.50%, 06/01/2052	1,000	1,060
Clackamas County School District No 7J Lake Oswego
5.00%, 06/01/2043	1,000	1,094
Coos County School District No 9 Coos Bay
5.00%, 06/15/2043	1,010	1,034
County of Clackamas OR
1.75%, 06/01/2038	1,215	923
Curry Health District
5.00%, 01/01/2032	815	890
5.00%, 01/01/2033	605	666
5.00%, 01/01/2034	900	996
5.00%, 01/01/2035	945	1,051
Deschutes & Jefferson Counties School District No 2J Redmond
5.00%, 06/15/2040	700	782
5.00%, 06/15/2041	700	773
5.00%, 06/15/2042	1,245	1,360
5.00%, 06/15/2043	2,300	2,487
5.00%, 06/15/2044	2,000	2,145
Deschutes County Administrative School District No 1 Bend-La Pine
3.00%, 06/15/2029	3,000	3,003
Hillsboro School District No 1J
5.00%, 06/15/2028	1,525	1,579
Metro
5.00%, 06/15/2042	5,450	5,540
Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow
0.00%, 06/15/2034	7,150	5,030
Multnomah-Clackamas Counties Centennial School District No 28JT
5.00%, 06/15/2045	950	984
Oregon City School District No 62
0.00%, 06/15/2030	800	706
0.00%, 06/15/2031	1,000	855
Oregon Health & Science University
5.00%, 07/01/2038	1,000	1,007
5.00%, 07/01/2046 (1)	555	596
Oregon State Facilities Authority
5.00%, 06/01/2030	5,000	5,396
5.00%, 10/01/2031	1,085	1,088
Oregon State Lottery
5.00%, 04/01/2037	1,000	1,161
5.00%, 04/01/2039	1,500	1,717
5.25%, 04/01/2045	2,000	2,197
Pacific Communities Health District
5.00%, 06/01/2032	1,150	1,160
Port of Morrow OR
5.15%, 10/01/2026 (2)	24,740	24,743
Port of Portland OR Airport Revenue
5.00%, 07/01/2028	1,000	1,053
5.00%, 07/01/2029	750	788
5.00%, 07/01/2031	1,000	1,018
5.00%, 07/01/2032	12,930	14,397
5.00%, 07/01/2033	1,375	1,457
5.00%, 07/01/2035	3,240	3,285
5.00%, 07/01/2036	2,200	2,428
5.00%, 07/01/2038	3,250	3,539

The accompanying notes are an integral part of these financial statements.

307

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Oregon – 1.21% – (continued)
5.00%, 07/01/2038	$4,440	$4,880
5.00%, 07/01/2038	7,075	7,776
5.00%, 07/01/2039	4,660	5,089
5.00%, 07/01/2039	8,790	9,599
5.00%, 07/01/2045	2,420	2,461
5.25%, 07/01/2039	7,000	7,726
5.25%, 07/01/2042	2,450	2,645
5.25%, 07/01/2043	18,730	19,901
5.25%, 07/01/2044	7,710	8,172
5.50%, 07/01/2048	2,835	2,994
Salem Hospital Facility Authority
4.00%, 05/15/2030	190	193
4.00%, 05/15/2041	1,590	1,570
State of Oregon
5.00%, 05/01/2026	1,780	1,795
5.00%, 08/01/2036	890	1,048
5.00%, 08/01/2037	710	828
5.00%, 08/01/2038	1,290	1,494
5.00%, 06/01/2039	3,875	4,448
5.00%, 06/01/2040	2,500	2,831
5.00%, 05/01/2041	3,750	4,190
5.25%, 05/01/2043	2,385	2,661
5.25%, 05/01/2044	2,000	2,216
5.25%, 06/01/2045	2,500	2,748
6.25%, 06/01/2055	3,740	4,153
State of Oregon Department of Transportation
5.00%, 11/15/2037	4,500	4,801
State of Oregon Housing & Community Services Department
2.65%, 07/01/2039	980	857
6.50%, 07/01/2054	3,420	3,796
Washington & Clackamas Counties School District No 23J Tigard-Tualatin
5.00%, 06/15/2039	1,000	1,145
Washington & Multnomah Counties School District No 48J Beaverton
0.00%, 06/15/2037	2,000	1,283
0.00%, 06/15/2040	2,750	1,472

Total Oregon		234,955

Other Territory – 0.13%
FHLMC Multifamily VRD Certificates
0.00%, 08/25/2041 (1)	21,555	22,258
Freddie Mac Multifamily ML Certificates
0.00%, 07/25/2038 (1)	539	552
0.00%, 12/25/2038 (1)	1,979	1,747

Total Other Territory		24,557

Pennsylvania – 2.99%
Adams County General Authority
3.60%, 06/01/2029	700	699
Allegheny County Airport Authority
4.00%, 01/01/2046	1,000	898
5.00%, 01/01/2033	2,200	2,440
5.00%, 01/01/2033	6,365	6,845
5.00%, 01/01/2034	3,415	3,812
5.25%, 01/01/2038	1,000	1,098
Allegheny County Higher Education Building Authority
4.00%, 03/01/2032	300	315
4.00%, 03/01/2033	300	312
Allegheny County Hospital Development Authority
5.00%, 07/15/2033	3,275	3,467

The accompanying notes are an integral part of these financial statements.

308

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 2.99% – (continued)
Allegheny County Industrial Development Authority
3.50%, 12/01/2031	$810	$389
4.00%, 12/01/2041	1,720	826
4.25%, 12/01/2050	1,915	919
Allegheny County Sanitary Authority
5.00%, 12/01/2035	750	851
5.00%, 12/01/2036	625	702
5.00%, 12/01/2037	850	949
5.00%, 12/01/2038	1,000	1,110
5.00%, 12/01/2039	700	772
Allentown City School District
5.00%, 02/01/2032	470	502
5.00%, 06/01/2037	1,300	1,307
Allentown Commercial & Industrial Development Authority
5.00%, 07/01/2032 (2)	1,115	1,168
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2027 (2)	555	567
5.00%, 05/01/2028 (2)	750	778
5.00%, 05/01/2032 (2)	1,055	1,077
5.00%, 05/01/2042 (2)	5,260	5,394
6.00%, 05/01/2042 (2)	450	472
Bucks County Industrial Development Authority
5.00%, 07/01/2033	640	684
5.00%, 07/01/2034	565	602
5.00%, 07/01/2035	435	461
5.00%, 07/01/2036	665	702
5.00%, 07/01/2037	1,410	1,480
5.00%, 07/01/2038	1,460	1,525
5.00%, 07/01/2039	1,510	1,572
Capital Region Water Sewer Revenue
5.00%, 07/15/2042	1,250	1,269
Catasauqua Area School District
5.00%, 05/15/2045	1,835	1,904
Chester County Health & Education Facilities Authority
5.00%, 10/01/2032	2,540	2,622
5.00%, 10/01/2033	1,315	1,355
Chester County Industrial Development Authority
4.00%, 10/01/2039 (2)	1,325	1,253
5.00%, 10/15/2032 (2)	1,115	1,130
5.13%, 10/15/2037	1,010	996
Chester County School Authority
5.00%, 04/01/2041	600	644
5.00%, 04/01/2042	500	531
5.00%, 04/01/2043	425	448
5.00%, 04/01/2044	600	626
5.00%, 04/01/2045	900	937
City of Erie Higher Education Building Authority
5.00%, 05/01/2026	255	256
5.00%, 05/01/2027	285	291
City of Philadelphia PA
5.00%, 08/01/2027	1,500	1,555
5.00%, 02/01/2029	3,175	3,402
City of Philadelphia PA Airport Revenue
4.00%, 07/01/2037	2,085	2,102
5.00%, 07/01/2027	1,520	1,575
5.00%, 07/01/2029	230	246
5.00%, 07/01/2030	1,000	1,030
5.00%, 07/01/2031	2,000	2,057

The accompanying notes are an integral part of these financial statements.

309

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 2.99% – (continued)
5.00%, 07/01/2032	$3,100	$3,181
5.00%, 07/01/2033	1,000	1,024
5.00%, 07/01/2040	2,500	2,715
5.00%, 07/01/2042	6,325	6,376
5.25%, 07/01/2041	895	979
City of Philadelphia PA Water & Wastewater Revenue
5.00%, 11/01/2026	1,165	1,187
5.00%, 10/01/2043	2,500	2,577
City of Reading PA
5.00%, 11/01/2027	2,330	2,423
Coatesville School District
5.25%, 11/15/2037	13,465	14,394
Commonwealth Financing Authority
5.00%, 06/01/2027	1,500	1,550
5.00%, 06/01/2028	2,555	2,694
5.00%, 06/01/2031	1,000	1,048
Commonwealth of Pennsylvania
3.00%, 05/15/2036	1,045	1,009
3.20%, 03/01/2029	6,335	6,339
3.35%, 03/01/2030	9,430	9,477
3.50%, 03/01/2031	6,220	6,268
4.00%, 02/01/2032	2,380	2,382
5.00%, 08/15/2035	10,000	11,635
5.00%, 08/15/2036	10,000	11,536
5.00%, 08/15/2039	4,120	4,629
5.00%, 07/01/2043	4,000	4,091
County of Allegheny PA
5.00%, 11/01/2041	2,295	2,310
County of Lehigh PA
5.00%, 07/01/2044	1,000	1,021
Cumberland County Municipal Authority
4.00%, 01/01/2033	370	370
Cumberland Valley School District
5.00%, 12/01/2040	250	269
5.00%, 12/01/2041	365	389
5.00%, 12/01/2042	340	361
5.00%, 12/01/2043	310	327
5.00%, 12/01/2046	635	659
5.00%, 12/01/2049	350	362
5.00%, 12/01/2053	1,000	1,031
Dauphin County General Authority
5.00%, 10/15/2030 (2)	2,000	1,754
5.00%, 06/01/2034	2,745	2,764
5.00%, 06/01/2035	1,145	1,153
Delaware County Vocational & Technical School Authority
4.00%, 11/01/2054	10,000	9,289
Delaware River Joint Toll Bridge Commission
5.00%, 07/01/2044	760	784
Doylestown Hospital Authority
5.00%, 07/01/2031 (2)	500	531
5.00%, 07/01/2049	130	139
5.00%, 07/01/2049	1,180	1,199
Geisinger Authority
5.00%, 02/15/2034	4,155	4,244
General Authority of Southcentral Pennsylvania
5.00%, 06/01/2038	1,970	2,066
Hamburg Area School District
3.00%, 04/01/2035	1,400	1,385

The accompanying notes are an integral part of these financial statements.

310

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 2.99% – (continued)
Haverford Township School District
5.00%, 03/15/2044	$500	$525
Indiana County Industrial Development Authority
5.00%, 05/01/2029	740	780
Jefferson County Hospital Authority PA
4.50%, 01/15/2027 (2)	2,000	2,004
Lancaster School District
5.00%, 06/01/2041	3,500	3,822
Monroe County Industrial Development Authority
5.00%, 07/01/2033	810	824
Monroeville Finance Authority
5.00%, 05/15/2034	640	723
Montgomery County Higher Education & Health Authority
5.00%, 10/01/2028	1,000	988
5.00%, 09/01/2031	1,050	1,105
5.00%, 09/01/2032	1,000	1,068
5.00%, 09/01/2033	305	324
5.00%, 10/01/2036	1,320	1,235
5.00%, 10/01/2040	1,595	1,407
Municipality of Penn Hills PA
0.00%, 12/01/2030	365	307
Northampton County General Purpose Authority
4.00%, 08/15/2042	17,080	16,586
5.00%, 08/15/2034	6,100	6,868
5.00%, 08/15/2036	455	459
Oxford Area School District
5.25%, 09/01/2043	250	266
5.25%, 09/01/2044	250	264
Pennsylvania Economic Development Financing Authority
3.88%, 08/01/2038 (1)	10,500	10,517
4.00%, 06/01/2041 (1)	13,065	13,075
5.00%, 12/31/2030	6,695	6,732
5.00%, 05/15/2032	700	778
5.00%, 05/15/2032	850	944
5.00%, 05/15/2033	525	586
5.00%, 05/15/2033	550	614
5.00%, 05/15/2034	700	777
5.00%, 05/15/2034	750	833
5.00%, 08/01/2049	5,900	6,179
5.25%, 06/30/2036	3,000	3,279
5.25%, 07/01/2046	1,535	1,552
5.50%, 06/30/2037	5,450	5,981
5.50%, 06/30/2038	5,450	5,929
Pennsylvania Higher Education Assistance Agency
4.75%, 06/01/2046	3,220	3,178
5.00%, 06/01/2029	1,550	1,626
5.00%, 06/01/2030	800	846
5.00%, 06/01/2030	4,730	5,004
5.00%, 06/01/2031	2,600	2,765
5.00%, 06/01/2031	4,630	4,919
5.00%, 06/01/2032	4,000	4,289
5.00%, 06/01/2033	1,875	2,019
5.00%, 06/01/2033	3,910	4,205
5.00%, 06/01/2034	3,375	3,601
Pennsylvania Higher Educational Facilities Authority
5.00%, 08/15/2029	1,600	1,656
5.00%, 10/01/2034	1,250	1,252
5.00%, 08/15/2036	2,320	2,667

The accompanying notes are an integral part of these financial statements.

311

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 2.99% – (continued)
5.00%, 08/15/2037	$1,440	$1,476
5.00%, 08/15/2042	2,750	2,789
5.25%, 11/01/2048	1,000	1,038
Pennsylvania Housing Finance Agency
2.60%, 04/01/2046	1,500	1,123
3.00%, 10/01/2049	2,985	2,958
3.00%, 10/01/2051	4,685	4,529
3.50%, 04/01/2051	165	165
4.25%, 10/01/2052	3,545	3,599
4.90%, 06/01/2041	1,250	1,290
5.75%, 10/01/2053	3,420	3,634
6.00%, 10/01/2054	1,935	2,100
6.25%, 10/01/2053	10,965	11,871
6.25%, 10/01/2055	10,000	11,326
6.50%, 10/01/2055	15,370	17,586
Pennsylvania Turnpike Commission
4.00%, 12/01/2038	360	371
5.00%, 06/01/2027	14,000	14,133
5.00%, 06/01/2028	2,085	2,105
5.00%, 12/01/2031	350	397
5.00%, 06/01/2032	2,000	2,064
5.00%, 12/01/2032	1,295	1,474
5.00%, 12/01/2033	375	429
5.00%, 12/01/2033	5,250	6,001
5.00%, 12/01/2034	300	341
5.00%, 12/01/2034	2,155	2,455
5.00%, 12/01/2035	500	566
5.00%, 12/01/2035	575	651
5.00%, 12/01/2035	2,000	2,078
5.00%, 12/01/2035	1,800	2,117
5.00%, 12/01/2035	2,000	2,352
5.00%, 12/01/2036	2,835	3,289
5.00%, 12/01/2037	450	495
5.00%, 12/01/2037	550	613
5.00%, 12/01/2037	2,100	2,426
5.00%, 12/01/2037	2,825	3,264
5.00%, 06/01/2039	3,000	3,022
5.00%, 12/01/2039	1,000	1,103
5.00%, 12/01/2045 (1)	6,000	6,714
5.25%, 12/01/2047	4,000	4,235
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
5.00%, 12/01/2038	1,035	1,083
5.25%, 12/01/2044	5,300	5,485
Philadelphia Authority for Industrial Development
2.48%, 07/01/2054 (1)	2,000	2,000
4.50%, 06/15/2034 (2)	1,385	1,395
5.00%, 05/01/2030	760	769
5.00%, 07/01/2033	2,000	2,064
5.00%, 06/01/2040	2,500	2,512
Philadelphia Gas Works Co.
4.00%, 08/01/2036	1,000	1,026
5.00%, 08/01/2028	625	662
5.00%, 08/01/2029	1,000	1,082
5.00%, 08/01/2032	1,000	1,098
5.00%, 08/01/2033	1,250	1,367
5.00%, 08/01/2034	1,410	1,538
5.00%, 08/01/2035	1,000	1,087
5.00%, 08/01/2036	1,690	1,827

The accompanying notes are an integral part of these financial statements.

312

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 2.99% – (continued)
Philadelphia Housing Authority
5.00%, 03/01/2043	$6,000	$6,234
5.25%, 03/01/2038	3,000	3,357
5.25%, 03/01/2039	4,830	5,370
5.25%, 03/01/2040	4,895	5,361
5.25%, 03/01/2041	4,000	4,334
5.25%, 03/01/2043	2,000	2,123
Pittsburgh School District
3.00%, 09/01/2039	3,290	2,943
Pittsburgh Water & Sewer Authority
5.00%, 09/01/2036	400	425
5.00%, 09/01/2038	1,000	1,057
5.00%, 09/01/2046	2,360	2,470
Plum Boro School District
5.00%, 05/15/2034	430	464
5.00%, 05/15/2040	995	1,047
5.00%, 05/15/2044	1,415	1,463
5.00%, 05/15/2045	1,475	1,522
Reading School District
5.00%, 03/01/2036	1,250	1,274
5.00%, 03/01/2038	1,500	1,525
Ridley School District
5.00%, 11/15/2043	3,055	3,187
School District of Philadelphia
5.00%, 09/01/2029	1,500	1,617
5.00%, 09/01/2030	3,985	4,045
5.00%, 09/01/2031	1,000	1,015
5.00%, 09/01/2031	1,200	1,268
5.00%, 09/01/2032	1,200	1,265
5.00%, 09/01/2032	2,200	2,361
5.00%, 09/01/2033	960	1,031
5.00%, 09/01/2036	1,000	1,012
5.00%, 09/01/2036	2,200	2,301
5.00%, 09/01/2043	1,690	1,729
Scranton School District
5.00%, 06/01/2033	530	554
5.00%, 06/01/2035	515	537
State Public School Building Authority
5.00%, 06/01/2026	180	180
5.00%, 03/01/2031	810	871
5.00%, 06/01/2031	2,500	2,541
5.00%, 12/01/2032	725	741
5.00%, 12/01/2032	2,335	2,371
5.25%, 09/15/2030	990	1,032
Steel Valley School District
5.00%, 11/01/2041	885	941
Steelton-Highspire School District
5.13%, 06/30/2026	3,500	3,508
Susquehanna Township School District
5.00%, 05/15/2039	850	926
5.00%, 05/15/2040	700	757
Tulpehocken Area School District
5.25%, 10/01/2041	4,340	4,641
Westmoreland County Municipal Authority
5.00%, 08/15/2047	4,000	4,181
5.00%, 08/15/2049	1,000	1,041
Wilkes-Barre Area School District
5.00%, 08/01/2036	2,125	2,165

The accompanying notes are an integral part of these financial statements.

313

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 2.99% – (continued)
York County School of Technology Authority
5.00%, 02/15/2028	$400	$401

Total Pennsylvania		578,565

Puerto Rico – 1.33%
Commonwealth of Puerto Rico
0.00%, 11/01/2043 (1)	35,749	22,879
0.00%, 11/01/2051 (1)	39,950	26,117
4.00%, 07/01/2033	13,272	13,268
4.00%, 07/01/2035	4,835	4,751
4.00%, 07/01/2046	2,560	2,233
5.63%, 07/01/2027	17,133	17,499
5.75%, 07/01/2031	11,771	12,932
GDB Debt Recovery Authority of Puerto Rico
7.50%, 08/20/2040	12,600	12,256
Puerto Rico Commonwealth Aqueduct & Sewer Authority
4.00%, 07/01/2042 (2)	2,900	2,741
4.00%, 07/01/2042 (2)	6,000	5,671
5.00%, 07/01/2028 (2)	2,075	2,131
5.00%, 07/01/2033 (2)	4,540	4,769
5.00%, 07/01/2035 (2)	5,555	5,753
5.00%, 07/01/2037 (2)	2,425	2,504
5.00%, 07/01/2037 (2)	3,060	3,175
5.00%, 07/01/2047 (2)	13,525	13,253
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
4.00%, 07/01/2037	240	232
5.00%, 07/01/2032	250	268
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.00%, 07/01/2027	1,474	1,401
0.00%, 07/01/2033	8,101	6,134
4.33%, 07/01/2040	57,246	56,008
4.55%, 07/01/2040	21,604	21,612
4.75%, 07/01/2053	3,974	3,746
5.00%, 07/01/2058	17,365	16,718

Total Puerto Rico		258,051

Rhode Island – 0.66%
Providence Redevelopment Agency
5.00%, 04/01/2028	1,200	1,201
Rhode Island Commerce Corp.
5.00%, 05/15/2036	10,530	11,981
Rhode Island Health & Educational Building Corp.
5.00%, 09/01/2031	2,215	2,223
5.00%, 06/01/2033	650	736
5.00%, 05/15/2034	13,705	15,247
5.00%, 05/15/2035	480	532
5.00%, 05/15/2037	265	290
5.00%, 05/15/2038	320	348
5.00%, 05/15/2038	1,710	1,910
5.00%, 05/15/2040	265	282
5.00%, 05/15/2041	290	305
5.00%, 06/01/2041	1,485	1,604
5.00%, 05/15/2043	285	293
5.00%, 05/15/2044	200	204
5.00%, 07/01/2060	500	501
5.00%, 07/01/2065	4,750	4,741
5.25%, 05/15/2043	1,520	1,634
5.50%, 05/15/2039	1,320	1,471

The accompanying notes are an integral part of these financial statements.

314

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Rhode Island – 0.66% – (continued)
5.50%, 05/15/2040	$1,205	$1,333
5.50%, 05/15/2041	1,570	1,724
5.50%, 05/15/2047	4,130	4,382
5.50%, 05/15/2049	1,500	1,624
Rhode Island Housing & Mortgage Finance Corp.
2.13%, 10/01/2036	3,350	2,811
3.15%, 10/01/2031	765	758
3.30%, 04/01/2028	2,000	2,010
3.35%, 10/01/2055 (1)	1,550	1,554
3.50%, 10/01/2050	470	469
4.00%, 10/01/2049	165	166
5.00%, 10/01/2026	395	402
5.00%, 04/01/2027	215	221
5.00%, 10/01/2027	250	259
5.00%, 10/01/2027	520	539
5.00%, 04/01/2028	480	501
5.00%, 10/01/2028	275	291
5.00%, 10/01/2029	285	306
5.00%, 10/01/2041	4,285	4,587
5.25%, 10/01/2049	1,700	1,771
Rhode Island Student Loan Authority
3.50%, 12/01/2034	245	243
4.13%, 12/01/2043	4,845	4,695
4.13%, 12/01/2043	5,970	5,819
5.00%, 12/01/2026	750	760
5.00%, 12/01/2027	675	696
5.00%, 12/01/2027	1,000	1,031
5.00%, 12/01/2027	2,000	2,061
5.00%, 12/01/2028	910	952
5.00%, 12/01/2028	1,150	1,204
5.00%, 12/01/2028	1,200	1,256
5.00%, 12/01/2029	675	713
5.00%, 12/01/2029	1,830	1,934
5.00%, 12/01/2030	1,645	1,747
5.00%, 12/01/2032	1,900	2,044
5.00%, 12/01/2033	1,775	1,912
5.00%, 12/01/2044	9,375	9,442
State of Rhode Island
4.13%, 08/01/2042	4,350	4,376
5.00%, 05/01/2036	4,240	4,951
5.00%, 05/01/2037	3,865	4,467
5.00%, 05/01/2038	5,000	5,733

Total Rhode Island		127,247

South Carolina – 1.57%
Anderson County Detention Facilities Corp.
5.00%, 10/01/2040	1,985	2,217
Beaufort County School District
2.00%, 03/01/2034	1,400	1,246
Charleston Housing Authority
4.50%, 09/01/2035	2,000	2,041
5.00%, 12/01/2041	3,000	3,124
City of Charleston SC Waterworks & Sewer System Revenue
5.00%, 01/01/2052	5,150	5,377
City of Goose Creek SC
5.25%, 10/01/2045 (2)	1,000	1,003
County of Berkeley SC
2.72%, 09/01/2028 (1)	200	200

The accompanying notes are an integral part of these financial statements.

315

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
South Carolina – 1.57% – (continued)
Greater Greenville Sanitation District
4.25%, 03/01/2055	$3,600	$3,416
Lexington County School District No 2
3.00%, 03/01/2038	1,350	1,235
Medical University Hospital Authority
5.00%, 05/15/2037	1,610	1,741
5.00%, 11/15/2037	2,055	2,215
5.00%, 05/15/2038	3,945	4,240
5.00%, 11/15/2039	1,875	1,998
5.25%, 11/15/2041	950	1,017
5.25%, 11/15/2044	2,765	2,892
5.25%, 11/15/2045	2,500	2,602
Patriots Energy Group Financing Agency
4.42% (SOFR + 1.90%), 02/01/2054 (3)	5,350	5,579
5.25%, 02/01/2054 (1)	33,700	36,430
5.25%, 10/01/2054 (1)	9,600	10,258
Richland County School District No 2
3.00%, 03/01/2033	3,000	2,976
South Carolina Jobs-Economic Development Authority
3.00%, 08/15/2038	2,380	2,017
4.00%, 11/01/2042	3,025	2,974
4.00%, 03/01/2062 (1)	6,200	6,333
5.00%, 11/01/2031	12,000	13,388
5.00%, 11/15/2031	600	639
5.00%, 11/01/2032	1,700	1,916
5.00%, 11/15/2032	960	1,027
5.00%, 11/01/2033	2,030	2,309
5.00%, 11/15/2033	400	429
5.00%, 11/01/2034	19,875	22,704
5.00%, 04/01/2035	1,280	1,284
5.00%, 05/01/2038	2,000	2,064
5.00%, 11/01/2038	3,350	3,692
5.00%, 05/01/2043	5,955	6,050
5.25%, 11/15/2039	1,000	1,061
5.25%, 11/01/2040	8,425	9,394
5.25%, 11/01/2041	2,500	2,757
5.25%, 11/01/2042	2,125	2,351
5.50%, 11/15/2044	500	514
South Carolina Ports Authority
5.00%, 07/01/2026	1,940	1,960
5.00%, 07/01/2027	3,120	3,210
5.00%, 07/01/2028	1,100	1,152
South Carolina Public Service Authority
4.00%, 12/01/2037	4,000	4,053
4.13%, 12/01/2044	765	727
5.00%, 12/01/2031	2,860	3,153
5.00%, 12/01/2032	1,500	1,513
5.00%, 12/01/2032	2,500	2,522
5.00%, 12/01/2032	3,670	4,018
5.00%, 12/01/2034	1,750	2,012
5.00%, 12/01/2034	2,355	2,707
5.00%, 12/01/2035	1,500	1,525
5.00%, 12/01/2035	2,000	2,295
5.00%, 12/01/2035	4,750	5,419
5.00%, 12/01/2036	2,000	2,275
5.00%, 12/01/2039	1,425	1,584
5.00%, 12/01/2040	3,925	4,341
5.00%, 12/01/2041	1,600	1,614

The accompanying notes are an integral part of these financial statements.

316

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
South Carolina – 1.57% – (continued)
5.00%, 12/01/2041	$2,965	$3,217
5.00%, 12/01/2042	1,555	1,684
5.00%, 12/01/2043	6,000	6,378
5.00%, 12/01/2046	7,500	7,813
5.00%, 12/01/2048	2,000	2,073
5.25%, 12/01/2038	10,000	11,119
South Carolina State Housing Finance & Development Authority
3.75%, 01/01/2050	3,855	3,863
4.00%, 01/01/2050	365	368
4.00%, 07/01/2050	340	342
5.00%, 01/01/2030	210	227
5.00%, 01/01/2030	595	643
5.00%, 07/01/2030	470	512
5.00%, 01/01/2031	480	525
5.00%, 07/01/2031	475	523
5.00%, 01/01/2032	500	553
5.00%, 07/01/2032	525	584
5.00%, 01/01/2033	485	540
6.25%, 01/01/2056	17,025	19,230
6.50%, 07/01/2055	4,915	5,603
6.50%, 07/01/2055	6,935	7,868
South Carolina Transportation Infrastructure Bank
5.00%, 10/01/2035	5,325	5,516
Spartanburg County School District No 4
5.25%, 03/01/2052	3,295	3,465

Total South Carolina		303,436

South Dakota – 0.22%
Baltic School District No 49-1
5.50%, 12/01/2051	1,000	1,053
City of Watertown SD Sales Tax Revenue
3.00%, 12/01/2030	1,280	1,279
South Dakota Health & Educational Facilities Authority
5.00%, 09/01/2026	2,000	2,028
5.00%, 11/01/2051 (1)	17,650	19,573
South Dakota Housing Development Authority
2.05%, 11/01/2041	2,000	1,462
3.00%, 11/01/2051	640	632
4.00%, 11/01/2047	1,145	1,147
5.00%, 05/01/2053	710	737
6.25%, 05/01/2055	885	958
6.25%, 11/01/2055	3,675	4,114
6.25%, 11/01/2056	1,500	1,667
6.50%, 11/01/2055	7,005	7,967

Total South Dakota		42,617

Tennessee – 1.36%
Chattanooga Health Educational & Housing Facility Board
5.00%, 08/01/2026	265	268
5.00%, 08/01/2044	1,500	1,519
5.25%, 12/01/2049	3,905	4,050
City of Cleveland TN
2.00%, 12/01/2035	1,020	835
City of Memphis TN
5.00%, 04/01/2037	4,520	5,086
City of Memphis TN Memphis Light Gas & Water Division Electric System Revenue
5.00%, 12/01/2054	1,010	1,058
City of Morristown TN
3.00%, 06/01/2036	1,295	1,245

The accompanying notes are an integral part of these financial statements.

317

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Tennessee – 1.36% – (continued)
County of Knox TN
2.80%, 06/01/2031	$3,000	$2,981
County of Shelby TN
5.00%, 04/01/2043	4,010	4,343
Franklin Health & Educational Facilities Board
3.60%, 11/01/2029 (1)	1,500	1,513
Hamilton County & Chattanooga Sports Authority
5.50%, 12/01/2045	725	803
5.75%, 12/01/2050	1,000	1,112
Health Educational & Housing Facility Board of the City of Memphis
3.25%, 11/01/2029 (1)	4,000	4,014
5.00%, 07/01/2027 (1)	4,220	4,261
5.00%, 07/01/2027 (1)	7,157	7,227
Knox County Health Educational & Housing Facility Board
4.05%, 12/01/2027 (1)	5,710	5,765
4.63%, 12/01/2043	1,850	1,879
5.00%, 04/01/2027	1,740	1,770
5.00%, 12/01/2027 (1)	1,603	1,632
5.00%, 07/01/2032	275	305
5.00%, 07/01/2033	325	364
5.00%, 07/01/2036	500	550
5.00%, 07/01/2037	900	984
5.00%, 07/01/2038	1,070	1,162
Memphis-Shelby County Airport Authority
5.00%, 07/01/2038	530	539
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
4.75%, 02/01/2048	469	466
5.00%, 10/01/2034	4,310	5,064
5.00%, 07/01/2035	2,490	2,511
5.10%, 07/01/2044	3,500	3,712
Metropolitan Government of Nashville & Davidson County TN
1.75%, 01/01/2036	6,820	5,612
Metropolitan Government of Nashville & Davidson County TN Electric Revenue
5.25%, 05/15/2049	1,480	1,588
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue
5.00%, 07/01/2037	5,000	5,731
5.00%, 07/01/2038	7,270	8,276
Metropolitan Knoxville Airport Authority
5.00%, 06/01/2038	500	559
5.00%, 06/01/2039	350	388
5.00%, 06/01/2041	330	357
5.00%, 06/01/2042	1,545	1,651
Metropolitan Nashville Airport Authority
5.00%, 07/01/2030	1,950	2,116
5.00%, 07/01/2031	1,920	2,110
5.00%, 07/01/2036	2,050	2,162
5.25%, 07/01/2032	1,150	1,295
5.25%, 07/01/2033	1,000	1,123
5.25%, 07/01/2034	1,250	1,397
5.25%, 07/01/2035	1,375	1,529
5.25%, 07/01/2047	7,415	7,797
5.50%, 07/01/2036	1,125	1,263
5.50%, 07/01/2037	2,400	2,677
5.50%, 07/01/2038	3,225	3,578
5.50%, 07/01/2039	2,300	2,539
5.50%, 07/01/2040	2,000	2,187
Nashville Metropolitan Development & Housing Agency
4.50%, 06/01/2028 (2)	315	318

The accompanying notes are an integral part of these financial statements.

318

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Tennessee – 1.36% – (continued)
New Memphis Arena Public Building Authority
0.00%, 04/01/2029	$625	$623
0.00%, 04/01/2030	750	749
0.00%, 04/01/2031	650	648
Shelby County Health Educational & Housing Facilities Board
5.00%, 05/01/2028	1,070	1,095
5.00%, 05/01/2031	1,515	1,546
5.00%, 06/01/2035	18,500	20,801
5.00%, 09/01/2049 (1)	16,630	17,587
5.25%, 09/01/2039	14,870	16,061
Tennessee Energy Acquisition Corp.
5.00%, 12/01/2035	48,375	52,016
5.00%, 05/01/2053 (1)	11,150	11,463
Tennessee Housing Development Agency
2.05%, 07/01/2036	2,000	1,682
2.15%, 07/01/2040	860	656
2.60%, 07/01/2039	395	343
2.80%, 07/01/2044	480	383
2.90%, 07/01/2039	875	766
3.00%, 01/01/2052	1,125	1,108
3.75%, 07/01/2052	1,595	1,601
3.85%, 07/01/2043	1,360	1,318
5.00%, 01/01/2053	2,375	2,456
6.25%, 01/01/2054	5,945	6,420

Total Tennessee		262,593

Texas – 12.12%
Academy Independent School District
3.00%, 08/15/2046	1,475	1,146
Alamito Public Facility Corp.
5.00%, 08/01/2044 (1)	6,600	6,613
Aldine Independent School District
3.00%, 02/15/2036	2,000	1,909
Alief Independent School District
2.00%, 02/15/2036	725	606
Allen Independent School District
5.00%, 02/15/2043	3,500	3,761
Alvarado Independent School District
4.00%, 02/15/2052 (1)	2,500	2,583
Anna Independent School District
5.00%, 02/15/2038	2,160	2,443
Arlington Higher Education Finance Corp.
2.25%, 08/15/2046	1,995	1,330
4.00%, 08/15/2040	1,630	1,648
4.00%, 02/15/2044	3,500	3,356
4.25%, 08/15/2034	500	501
4.50%, 08/15/2039	1,535	1,521
5.00%, 08/15/2033	2,000	2,133
5.00%, 08/15/2038	500	555
5.00%, 08/15/2038	1,000	1,003
5.00%, 08/15/2039	665	733
5.00%, 08/15/2041	2,000	2,166
Arlington Independent School District
5.00%, 02/15/2037	720	827
5.00%, 02/15/2038	10,000	11,393
5.00%, 02/15/2039	900	1,019
Austin Affordable Pfc, Inc.
4.35%, 05/01/2043	1,100	1,095

The accompanying notes are an integral part of these financial statements.

319

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.12% – (continued)
Austin Community College District
5.00%, 08/01/2038	$4,500	$5,049
Austin Community College District Public Facility Corp.
5.00%, 08/01/2031	300	310
Austin Independent School District
4.00%, 08/01/2032	2,835	3,012
4.00%, 08/01/2033	3,160	3,340
4.00%, 08/01/2034	3,620	3,797
4.00%, 08/01/2035	2,465	2,567
5.00%, 08/01/2039	3,600	4,030
5.00%, 08/01/2040	2,725	2,952
5.00%, 08/01/2042	4,145	4,419
5.00%, 08/01/2048	1,500	1,533
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2026	1,400	1,418
5.00%, 10/01/2028	1,925	1,978
5.00%, 10/01/2030	2,175	2,233
5.00%, 10/01/2033	2,000	2,047
5.00%, 10/01/2034	2,000	2,044
5.00%, 10/01/2036	1,000	1,018
Bacliff Municipal Utility District
5.00%, 09/01/2037	160	170
5.00%, 09/01/2038	980	1,039
6.50%, 09/01/2035	220	258
Barbers Hill Independent School District
4.00%, 02/15/2041	1,625	1,634
5.00%, 02/15/2042	1,200	1,306
Bastrop Independent School District
5.00%, 02/15/2041	5,240	5,670
Bauer Landing Water Control & Improvement District
2.65%, 03/01/2045	2,340	1,747
Baybrook Municipal Utility District No 1
4.00%, 05/01/2041	205	199
Bexar County Hospital District
5.00%, 02/15/2035	400	409
Birdville Independent School District
5.00%, 02/15/2026	725	727
Board of Regents of the University of Texas System
5.00%, 08/15/2036	13,000	15,190
Boerne Independent School District
3.13%, 02/01/2053 (1)	2,220	2,223
Boling Independent School District
5.00%, 08/15/2037	825	922
5.00%, 08/15/2038	865	961
5.00%, 08/15/2039	910	1,004
5.00%, 08/15/2040	955	1,048
5.00%, 08/15/2041	1,000	1,088
Brazoria County Municipal Utility District No 22
4.38%, 09/01/2049	2,435	2,305
Brazoria County Municipal Utility District No 57
4.63%, 09/01/2046	2,525	2,496
Brazos County Municipal Utility District No 1
4.50%, 09/01/2039	575	584
4.75%, 09/01/2042	660	669
4.75%, 09/01/2043	690	696
4.75%, 09/01/2044	720	725
Brazos Higher Education Authority, Inc.
5.00%, 04/01/2032	1,175	1,263

The accompanying notes are an integral part of these financial statements.

320

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.12% – (continued)
Brazosport Independent School District
2.13%, 02/15/2033	$1,310	$1,208
Bridge City Independent School District
5.00%, 02/15/2048	1,100	1,151
Bullard Independent School District
4.00%, 02/15/2051 (1)	5,180	5,352
Cameron Independent School District
5.00%, 02/15/2039	960	1,071
5.00%, 02/15/2040	1,020	1,123
5.00%, 02/15/2041	1,065	1,160
5.00%, 02/15/2042	725	782
Cedar Port Navigation & Improvement District
2.38%, 09/01/2041	4,925	3,550
Celina Independent School District
5.00%, 02/15/2039	450	511
5.00%, 02/15/2040	375	419
5.00%, 02/15/2041	540	595
5.00%, 02/15/2042	1,000	1,091
5.00%, 02/15/2043	500	540
5.00%, 02/15/2044	1,000	1,070
Central Texas Regional Mobility Authority
4.00%, 01/01/2033	965	999
4.00%, 01/01/2033	1,000	1,032
5.00%, 01/01/2029	750	799
5.00%, 01/01/2031	600	652
Central Texas Turnpike System
3.00%, 08/15/2040	1,500	1,297
5.00%, 08/15/2039	3,500	3,722
5.00%, 08/15/2042 (1)	5,800	6,259
City of Amarillo TX
2.00%, 02/15/2041	1,510	1,112
City of Amarillo TX Waterworks & Sewer System Revenue
4.00%, 04/01/2039	1,310	1,323
4.00%, 04/01/2040	1,450	1,452
City of Anna TX
5.20%, 09/15/2045	1,000	1,002
City of Austin TX
5.00%, 09/01/2037	1,900	2,050
5.00%, 09/01/2037	2,900	3,219
City of Austin TX Airport System Revenue
5.00%, 11/15/2026	1,140	1,160
5.00%, 11/15/2039	4,000	4,366
City of Austin TX Water & Wastewater System Revenue
5.00%, 11/15/2032	750	858
5.00%, 11/15/2034	500	567
5.00%, 11/15/2036	2,985	2,989
5.00%, 11/15/2039	1,575	1,728
5.00%, 11/15/2039	3,675	4,126
5.00%, 11/15/2040	2,820	3,070
5.00%, 11/15/2040	4,100	4,562
5.00%, 11/15/2041	2,500	2,702
5.00%, 11/15/2041	6,185	6,825
City of Bryan TX
2.00%, 08/15/2032	1,000	908
2.25%, 08/15/2035	2,465	2,171
City of Cedar Park TX
1.88%, 02/15/2038	1,625	1,247

The accompanying notes are an integral part of these financial statements.

321

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.12% – (continued)
City of College Station TX
2.13%, 02/15/2040	$2,000	$1,515
2.25%, 02/15/2041	1,000	746
City of Corpus Christi TX Utility System Revenue
5.00%, 07/15/2028	2,000	2,114
5.00%, 07/15/2029	3,890	4,191
5.00%, 07/15/2031	1,920	2,143
5.00%, 07/15/2032	1,000	1,135
5.00%, 07/15/2032	3,130	3,542
5.00%, 07/15/2033	2,000	2,292
City of Dallas Housing Finance Corp.
3.05%, 08/01/2030 (1)	3,000	3,005
4.63%, 10/01/2043	3,275	3,326
5.00%, 09/01/2026 (1)	2,310	2,312
City of Dallas TX
5.00%, 02/15/2026	3,500	3,510
5.00%, 02/15/2026	10,800	10,831
5.00%, 02/15/2027	8,125	8,347
5.00%, 02/15/2027	10,000	10,274
City of Dallas TX Hotel Occupancy Tax Revenue
4.00%, 08/15/2029	1,110	1,116
4.00%, 08/15/2030	2,085	2,095
City of Dallas TX Waterworks & Sewer System Revenue
4.00%, 10/01/2032	3,210	3,302
5.00%, 10/01/2040	5,095	5,662
City of Denton TX
2.00%, 02/15/2039	1,340	1,069
2.50%, 02/15/2038	3,390	2,989
City of Denton TX Utility System Revenue
5.00%, 12/01/2036	1,600	1,628
City of Eagle Pass TX Waterworks & Sewer System Revenue
5.00%, 12/01/2042	1,015	1,078
5.00%, 12/01/2044	1,120	1,171
City of El Paso TX
5.00%, 08/15/2033	670	766
5.00%, 08/15/2035	785	899
City of El Paso TX Water & Sewer Revenue
5.00%, 03/01/2034	1,725	1,892
5.00%, 03/01/2035	1,035	1,130
5.00%, 03/01/2036	2,355	2,558
5.00%, 03/01/2040	1,700	1,839
City of Fort Worth TX
2.00%, 03/01/2040	3,000	2,171
City of Fort Worth TX Water & Sewer System Revenue
2.00%, 02/15/2036	1,540	1,298
5.00%, 02/15/2037	2,435	2,679
5.00%, 02/15/2040	5,950	6,425
City of Frisco TX
2.00%, 02/15/2041	820	594
City of Galveston TX Wharves & Terminal Revenue
5.25%, 08/01/2033	790	869
5.25%, 08/01/2038	1,175	1,265
5.25%, 08/01/2039	1,000	1,071
City of Garland TX
2.00%, 02/15/2040	2,205	1,627
5.00%, 02/15/2032	1,000	1,124
5.00%, 02/15/2035	2,760	3,143
5.00%, 02/15/2036	1,000	1,131

The accompanying notes are an integral part of these financial statements.

322

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.12% – (continued)
5.00%, 02/15/2039	$1,100	$1,218
5.00%, 02/15/2041	1,600	1,738
City of Georgetown TX Utility System Revenue
5.00%, 08/15/2032	1,250	1,397
5.00%, 08/15/2034	1,300	1,438
City of Grand Prairie TX
4.00%, 02/15/2039	1,300	1,334
City of Greenville TX Electric System Revenue
5.25%, 02/15/2049	4,000	4,180
City of Greenville TX Waterworks & Sewer System Revenue
5.00%, 02/15/2029	1,865	1,988
5.00%, 02/15/2041	2,155	2,299
5.00%, 02/15/2043	3,760	3,963
City of Houston TX
5.00%, 03/01/2028	1,000	1,028
5.00%, 03/01/2031	2,880	3,093
5.00%, 03/01/2038	535	589
5.25%, 03/01/2042	2,525	2,740
City of Houston TX Airport System Revenue
5.00%, 07/01/2027	3,000	3,106
5.00%, 07/01/2029	1,000	1,049
5.00%, 07/01/2033	1,770	1,928
5.00%, 07/01/2034	1,065	1,154
5.25%, 07/15/2026	7,315	7,369
5.25%, 07/15/2027	1,690	1,725
5.25%, 07/01/2038	2,000	2,241
5.25%, 07/01/2039	4,000	4,450
5.25%, 07/01/2040	2,000	2,196
5.25%, 07/01/2041	2,770	2,984
5.25%, 07/01/2041	3,700	4,019
5.25%, 07/01/2042	3,500	3,760
5.50%, 07/15/2036	1,825	1,977
5.50%, 07/15/2037	1,000	1,087
5.50%, 07/15/2038	2,000	2,161
5.50%, 07/15/2039	5,150	5,527
5.50%, 07/01/2045	4,450	4,779
City of Houston TX Combined Utility System Revenue
2.50%, 11/15/2040	6,000	4,794
4.00%, 11/15/2035	300	309
4.00%, 11/15/2036	300	307
5.00%, 11/15/2026	11,105	11,341
5.00%, 11/15/2027	9,575	10,016
5.00%, 11/15/2035	15,000	17,218
City of Houston TX Hotel Occupancy Tax & Special Revenue
5.00%, 09/01/2036	2,100	2,197
City of Kyle TX
5.00%, 08/15/2034	300	345
5.00%, 08/15/2035	375	427
5.00%, 08/15/2036	500	564
5.00%, 08/15/2037	335	375
5.00%, 08/15/2038	400	444
5.00%, 08/15/2039	625	687
5.00%, 08/15/2040	500	543
5.00%, 08/15/2041	525	565
City of Lavon TX
5.38%, 09/15/2045	700	697
City of Lowry Crossing TX
4.25%, 09/15/2030 (2)	300	304

The accompanying notes are an integral part of these financial statements.

323

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.12% – (continued)
City of Mansfield TX
5.00%, 02/15/2034	$485	$563
5.00%, 02/15/2035	1,145	1,321
5.00%, 02/15/2036	695	796
5.00%, 02/15/2037	1,745	1,982
5.00%, 02/15/2038	1,900	2,138
5.00%, 02/15/2039	615	688
5.00%, 02/15/2040	970	1,073
5.00%, 02/15/2041	1,525	1,675
City of McKinney TX
2.00%, 08/15/2037	1,085	891
City of Mesquite TX
4.25%, 09/01/2035	833	833
5.50%, 09/01/2045	1,050	1,051
City of Odessa TX
4.00%, 03/01/2035	1,020	1,024
City of Plano TX
5.00%, 09/01/2035	4,035	4,626
City of Princeton TX
5.38%, 09/01/2045 (2)	420	422
City of Round Rock TX
4.63%, 08/15/2047	5,000	5,083
City of Rowlett TX
6.00%, 09/15/2046	927	929
City of San Antonio TX
3.00%, 08/01/2029	3,545	3,560
4.00%, 08/01/2033	1,185	1,252
City of San Antonio TX Airport System
5.00%, 07/01/2027	2,000	2,057
5.00%, 07/01/2028	1,750	1,833
City of San Antonio TX Electric & Gas Systems Revenue
1.13%, 12/01/2045 (1)	22,440	21,974
2.00%, 02/01/2049 (1)	15,940	15,555
5.00%, 02/01/2030	1,000	1,036
5.00%, 02/01/2037	16,755	19,391
5.00%, 02/01/2038	14,600	16,719
5.00%, 02/01/2039	12,165	13,837
5.25%, 02/01/2041	20,000	22,053
5.25%, 02/01/2049	4,860	5,183
City of Texas City TX
5.00%, 02/15/2041	2,630	2,851
5.00%, 02/15/2043	4,790	5,086
City of Waco TX
4.00%, 02/01/2039	1,605	1,640
Clear Creek Independent School District
5.00%, 02/15/2035	880	1,031
5.00%, 02/15/2036	1,135	1,318
5.00%, 02/15/2037	2,015	2,320
5.00%, 02/15/2038	2,730	3,117
Clifton Higher Education Finance Corp.
2.38%, 08/15/2046	1,000	674
3.00%, 08/15/2033	260	258
3.00%, 08/15/2040	935	836
3.00%, 08/15/2041	1,900	1,639
3.95%, 12/01/2032	2,880	2,880
5.25%, 02/15/2043	3,900	4,187
Club Municipal Management District No 1
5.10%, 09/01/2044 (2)	1,000	1,002

The accompanying notes are an integral part of these financial statements.

324

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.12% – (continued)
Collin County Community College District
4.00%, 08/15/2038	$3,300	$3,350
Collin County Municipal Utility District No 2
4.00%, 09/01/2043	525	489
Comal County Water Control & Improvement District No 6
4.00%, 09/01/2045	1,790	1,628
4.00%, 09/01/2048	2,085	1,855
5.25%, 09/01/2030	2,030	2,142
Comal Independent School District
1.63%, 02/01/2032	2,485	2,211
3.00%, 02/15/2038	1,430	1,362
3.00%, 02/15/2039	1,185	1,114
3.00%, 02/01/2040	7,150	6,492
3.00%, 02/15/2041	2,500	2,267
5.00%, 02/15/2035	15,000	17,332
Como-Pickton Consolidated Independent School District
5.00%, 08/15/2037	310	347
Conroe Independent School District
5.00%, 02/15/2038	8,195	9,343
5.00%, 02/15/2041	3,365	3,694
Cottonwood Creek Municipal Utility District No 1
2.50%, 09/01/2043	1,260	913
County of Bell TX
2.00%, 02/15/2035	500	420
County of Collin TX
4.00%, 02/15/2037	1,105	1,136
5.00%, 02/15/2040	5,700	6,277
County of Denton TX
3.00%, 07/15/2033	5,215	5,184
County of Ector TX
5.00%, 02/15/2050	3,675	3,814
County of El Paso TX
5.00%, 02/15/2029	1,500	1,557
County of Harris TX
5.00%, 08/15/2032	1,000	1,142
5.00%, 09/15/2034	750	873
5.00%, 09/15/2034	3,515	4,089
5.00%, 08/15/2041	8,500	8,552
County of Harris TX Toll Road Revenue
5.00%, 08/15/2039	7,275	8,120
5.00%, 08/15/2040	5,500	6,083
County of Hays TX
4.50%, 09/15/2035 (2)	500	501
County of Johnson TX
5.00%, 02/15/2039	365	405
5.00%, 02/15/2040	390	427
5.00%, 02/15/2042	880	942
County of Lubbock TX
4.00%, 02/15/2040	3,385	3,424
5.00%, 02/15/2035	765	855
County of Tarrant TX
5.00%, 07/15/2038	2,500	2,718
County of Travis TX
2.00%, 03/01/2035	1,150	986
Crowley Independent School District
5.00%, 02/01/2040	4,650	5,094
Cypress-Fairbanks Independent School District
2.25%, 02/15/2043	2,000	1,455

The accompanying notes are an integral part of these financial statements.

325

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.12% – (continued)
3.00%, 02/15/2034	$3,420	$3,390
4.00%, 02/15/2033	575	600
5.00%, 02/15/2039	11,225	12,442
5.00%, 02/15/2040	13,055	14,284
Dallas Fort Worth International Airport
4.00%, 11/01/2034	1,930	2,003
4.00%, 11/01/2035	3,870	3,991
4.00%, 11/01/2046	3,950	3,699
5.00%, 11/01/2032	1,500	1,711
5.00%, 11/01/2035	11,555	12,849
5.00%, 11/01/2036	22,990	25,353
5.00%, 11/01/2039	2,645	2,926
5.00%, 11/01/2043	1,500	1,561
5.00%, 11/01/2050 (1)	19,400	21,229
5.00%, 11/01/2050 (1)	21,500	22,760
5.25%, 11/01/2040	750	825
5.25%, 11/01/2042	5,000	5,387
5.25%, 11/01/2046	1,155	1,212
Dallas Independent School District
2.00%, 02/15/2042	3,900	2,765
5.00%, 02/15/2038	2,725	2,990
5.00%, 02/15/2041	13,295	14,386
5.00%, 02/15/2055 (1)	8,500	9,374
Denton County Municipal Utility District No 6
3.25%, 09/01/2049	1,470	1,193
Denton Independent School District
4.00%, 08/15/2055 (1)	3,000	3,099
4.00%, 08/15/2055 (1)	3,000	3,174
5.00%, 08/15/2040	2,780	3,048
5.00%, 08/15/2041	5,250	5,707
Dripping Springs Independent School District
5.00%, 02/15/2039	1,250	1,423
Eagle Mountain & Saginaw Independent School District
5.00%, 08/15/2032	800	914
5.00%, 08/15/2034	1,225	1,387
East Montgomery County Improvement District Sales Tax Revenue
5.25%, 08/15/2049	4,385	4,635
Edinburg Consolidated Independent School District
5.00%, 02/15/2035	1,235	1,237
El Paso County Hospital District
5.00%, 08/15/2028	1,140	1,165
5.00%, 08/15/2030	1,455	1,488
5.00%, 02/15/2036	450	509
5.00%, 02/15/2037	1,150	1,289
5.00%, 08/15/2043	545	571
EP Essential Housing WF PFC
4.25%, 12/01/2034	5,500	5,573
Flour Bluff Independent School District
5.00%, 08/15/2040	2,640	2,906
Forney Independent School District
5.00%, 08/15/2034	2,540	2,821
5.00%, 08/15/2036	1,000	1,099
5.00%, 08/15/2038	610	680
5.00%, 08/15/2040	210	228
5.00%, 08/15/2050	3,385	3,560
5.25%, 08/15/2041	1,000	1,128
5.25%, 08/15/2044	1,270	1,391
5.25%, 08/15/2045	1,500	1,630

The accompanying notes are an integral part of these financial statements.

326

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.12% – (continued)
5.25%, 08/15/2055	$1,000	$1,066
Fort Bend County Municipal Utility District No 134B
6.00%, 03/01/2029	1,860	1,951
Fort Bend County Municipal Utility District No 146
3.00%, 03/01/2033	520	505
3.00%, 09/01/2034	190	181
3.25%, 03/01/2034	330	324
3.25%, 03/01/2034	520	510
3.25%, 03/01/2035	520	506
Fort Bend County Municipal Utility District No 184
4.00%, 04/01/2040	630	620
4.00%, 04/01/2041	660	640
Fort Bend County Municipal Utility District No 190
3.25%, 09/01/2049	2,135	1,589
Fort Bend County Municipal Utility District No 229
4.00%, 09/01/2044	1,885	1,728
Fort Bend County Municipal Utility District No 245
6.25%, 09/01/2033	125	141
7.00%, 09/01/2032	120	140
Fort Bend County Municipal Utility District No 58
2.00%, 04/01/2040	4,200	3,023
Fort Bend Independent School District
0.72%, 08/01/2051 (1)	8,295	8,152
4.00%, 08/01/2054 (1)	15,205	15,488
Fort Worth Independent School District
2.38%, 02/15/2033	775	733
5.00%, 02/15/2035	1,125	1,278
5.00%, 02/15/2036	560	631
Fourth Ward Redevelopment Authority
4.00%, 09/01/2038	255	262
4.00%, 09/01/2039	330	337
4.25%, 09/01/2041	700	714
4.25%, 09/01/2043	1,000	995
5.00%, 09/01/2034	295	332
5.00%, 09/01/2035	365	409
5.00%, 09/01/2036	300	334
5.00%, 09/01/2037	210	233
Frisco Independent School District
5.00%, 02/15/2040	2,870	3,136
Frisco West Water Control & Improvement District of Denton County
3.25%, 09/01/2033	205	201
FW Ramble Public Facility Corp.
4.00%, 10/01/2035	2,500	2,472
Georgetown Independent School District
2.50%, 08/15/2035	3,000	2,761
Glasscock County Independent School District
5.00%, 02/15/2034	700	731
5.00%, 02/15/2035	700	730
Godley Independent School District
4.00%, 02/15/2038	1,930	1,930
Grand Parkway Transportation Corp.
5.00%, 10/01/2031	2,630	2,772
5.00%, 10/01/2033	1,205	1,266
5.00%, 10/01/2037	2,000	2,083
5.00%, 10/01/2038	5,000	5,195
5.00%, 10/01/2043	5,700	5,838
5.00%, 10/01/2052 (1)	16,195	16,834
5.80%, 10/01/2046	1,620	1,705
5.85%, 10/01/2048	2,000	2,103

The accompanying notes are an integral part of these financial statements.

327

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.12% – (continued)
Guadalupe-Blanco River Authority
5.00%, 08/15/2037	$760	$834
6.00%, 08/15/2035	895	1,041
6.00%, 08/15/2036	760	881
Harlandale Independent School District
5.00%, 08/01/2030	1,305	1,345
Harris County Cultural Education Facilities Finance Corp.
5.00%, 07/01/2031	5,950	6,632
5.00%, 07/01/2034	12,420	14,333
5.00%, 07/01/2039	2,500	2,773
5.00%, 07/01/2040	1,500	1,646
5.00%, 07/01/2054 (1)	2,070	2,204
Harris County Flood Control District
4.00%, 10/01/2036	480	492
4.00%, 10/01/2037	4,400	4,495
Harris County Municipal Utility District No 165
3.38%, 03/01/2042	2,190	1,972
4.75%, 03/01/2033	1,525	1,622
Harris County Municipal Utility District No 171
5.00%, 12/01/2030	1,350	1,418
Harris County Municipal Utility District No 432
3.50%, 03/01/2047	3,265	2,682
Harris County Municipal Utility District No 489
2.25%, 09/01/2043	1,755	1,165
Harris County Municipal Utility District No 491
6.50%, 09/01/2030	1,005	1,090
Harris County Municipal Utility District No 50
2.30%, 03/01/2050	3,125	1,884
Harris County-Houston Sports Authority
0.00%, 11/15/2040	1,375	602
5.00%, 11/15/2030	2,000	2,198
5.00%, 11/15/2043	2,845	3,000
Harris-Waller Counties Municipal Utility District No 3
3.25%, 09/01/2049	1,875	1,521
3.50%, 09/01/2049	2,255	1,911
4.00%, 09/01/2037	660	665
4.00%, 09/01/2040	750	742
4.00%, 09/01/2041	825	805
4.00%, 09/01/2042	860	828
4.13%, 09/01/2043	855	826
Hays Consolidated Independent School District
5.00%, 02/15/2038	3,000	3,426
5.00%, 02/15/2040	6,800	7,332
Henrietta Independent School District
5.00%, 06/15/2039	705	776
Hidalgo County Drain District No 1
3.13%, 09/01/2029	1,800	1,800
Hidalgo Independent School District
5.00%, 02/01/2038	500	562
5.00%, 02/01/2039	500	559
5.00%, 02/01/2040	500	550
5.00%, 02/01/2041	765	832
5.00%, 02/01/2042	760	818
5.00%, 02/01/2043	880	938
Housing Synergy PFC
5.00%, 02/01/2027 (1)	5,000	5,008
Houston Higher Education Finance Corp.
5.00%, 05/15/2034	5,000	5,841

The accompanying notes are an integral part of these financial statements.

328

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.12% – (continued)
Houston Independent School District
5.00%, 07/15/2045 (1)	$2,750	$2,890
Humble Independent School District
5.00%, 02/15/2043	8,150	8,252
Irving Hospital Authority
5.00%, 10/15/2038	1,200	1,203
5.00%, 10/15/2039	1,090	1,092
Irving Independent School District
5.00%, 02/15/2039	1,620	1,838
5.00%, 02/15/2039	5,100	5,596
5.00%, 02/15/2042	5,000	5,365
La Porte Independent School District
5.00%, 02/15/2042	1,000	1,092
5.00%, 02/15/2044	1,000	1,074
La Vega Independent School District
4.00%, 02/15/2037	1,485	1,492
Lamar Consolidated Independent School District
5.00%, 02/15/2040	4,675	5,066
Leander Independent School District
0.00%, 08/15/2034	2,000	1,509
0.00%, 08/15/2035	3,000	2,165
5.00%, 08/15/2037	3,000	3,465
5.00%, 08/15/2039	5,000	5,691
Leander Municipal Utility District No 2
4.00%, 08/15/2041	575	555
4.00%, 08/15/2042	605	575
Lewisville Independent School District
3.13%, 08/15/2034	1,800	1,797
5.00%, 08/15/2042	15,000	16,153
5.00%, 08/15/2043	10,360	11,093
Love Field Airport Modernization Corp.
4.00%, 11/01/2034	5,000	5,119
4.00%, 11/01/2035	5,000	5,093
4.00%, 11/01/2038	1,000	1,002
5.00%, 11/01/2030	1,080	1,081
Lower Colorado River Authority
5.00%, 05/15/2026	1,000	1,009
5.00%, 05/15/2032	705	795
5.00%, 05/15/2035	8,740	10,034
5.00%, 05/15/2036	1,425	1,506
5.00%, 05/15/2036	2,900	3,297
5.00%, 05/15/2039	3,250	3,559
5.00%, 05/15/2040	3,275	3,534
5.00%, 05/15/2040	5,250	5,510
Magnolia Independent School District
5.00%, 08/15/2037	1,450	1,595
5.00%, 08/15/2038	515	563
Mansfield Economic Development Corp.
5.00%, 08/01/2037	420	474
5.00%, 08/01/2038	440	493
5.00%, 08/01/2039	200	223
5.00%, 08/01/2040	305	336
5.00%, 08/01/2041	400	436
5.00%, 08/01/2042	410	442
Matagorda County Navigation District No 1
2.60%, 11/01/2029	3,605	3,493
4.25%, 05/01/2030	5,925	6,169

The accompanying notes are an integral part of these financial statements.

329

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.12% – (continued)
Medina Valley Independent School District
5.00%, 02/15/2040	$7,385	$8,061
Mesquite Independent School District
5.00%, 08/15/2043	1,790	1,818
Midland Independent School District
4.00%, 02/15/2040	2,450	2,486
Mission Economic Development Corp.
0.00%, 06/01/2048 (1)	4,750	4,778
4.00%, 06/01/2054 (1)	1,605	1,615
Montgomery County Municipal Utility District No 138
6.00%, 03/01/2032	345	391
Montgomery County Municipal Utility District No 144
7.00%, 05/01/2030	1,335	1,459
Montgomery County Municipal Utility District No 191
4.00%, 09/01/2042	1,330	1,251
4.25%, 09/01/2044	1,445	1,359
New Caney Independent School District
2.00%, 02/15/2039	1,000	789
5.00%, 02/15/2040	1,500	1,655
New Hope Cultural Education Facilities Finance Corp.
4.00%, 08/15/2028 (2)	1,075	1,064
4.00%, 08/15/2029 (2)	1,000	987
4.00%, 08/15/2031 (2)	1,210	1,183
4.00%, 08/15/2036 (2)	1,545	1,431
4.25%, 10/01/2030	5,350	5,366
5.00%, 08/15/2026	200	203
5.00%, 08/15/2027	375	388
5.00%, 08/15/2030	3,500	3,626
5.00%, 11/01/2033	695	757
5.00%, 11/01/2035	610	666
5.00%, 08/15/2038	6,205	6,979
5.00%, 12/01/2049	775	700
5.25%, 08/15/2040	4,000	4,523
Newark Higher Education Finance Corp.
5.00%, 04/01/2029	505	507
North Parkway Municipal Management District No 1
5.88%, 09/01/2034	435	488
North Texas Higher Education Authority, Inc.
4.50%, 06/01/2046	4,000	4,044
North Texas Municipal Water District Water System Revenue
3.00%, 09/01/2032	2,525	2,508
5.00%, 09/01/2032	6,000	6,866
North Texas Tollway Authority
0.00%, 01/01/2038	10,025	6,494
3.00%, 01/01/2038	4,000	3,713
5.00%, 01/01/2027	6,100	6,251
5.00%, 01/01/2030	75	75
5.00%, 01/01/2031	105	105
5.00%, 01/01/2031	500	500
5.00%, 01/01/2033	500	510
5.00%, 01/01/2034	1,280	1,476
5.00%, 01/01/2035	4,145	4,757
5.00%, 01/01/2035	4,580	5,221
5.00%, 01/01/2036	550	550
5.00%, 01/01/2037	1,395	1,565
5.00%, 01/01/2039	5,000	5,629
5.25%, 01/01/2038	5,400	5,977
5.25%, 01/01/2042	1,355	1,494

The accompanying notes are an integral part of these financial statements.

330

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.12% – (continued)
Northampton Municipal Utility District
3.00%, 09/01/2044	$840	$641
Northeast Harris County Municipal Utility District No 1
3.00%, 09/01/2050	930	656
Northlake Municipal Management District No 1
3.00%, 03/01/2035	545	514
3.00%, 03/01/2036	570	528
Northside Independent School District
3.00%, 08/01/2053 (1)	17,730	17,733
Northwest Independent School District
5.00%, 02/15/2040	2,500	2,700
Odessa Junior College District
5.00%, 07/01/2035	350	396
5.00%, 07/01/2037	275	305
5.00%, 07/01/2038	340	373
5.00%, 07/01/2039	630	686
5.00%, 07/01/2040	425	459
5.00%, 07/01/2041	470	502
5.25%, 07/01/2042	250	270
5.25%, 07/01/2043	575	614
Pearland Independent School District
5.25%, 02/15/2032	335	336
5.25%, 02/15/2032	1,665	1,670
Pecos Barstow Toyah Independent School District
5.00%, 02/15/2036	2,000	2,081
5.00%, 02/15/2037	1,300	1,349
5.00%, 02/15/2038	1,650	1,652
5.00%, 02/15/2039	2,445	2,447
5.00%, 02/15/2041	5,735	5,738
5.00%, 02/15/2042	2,970	2,978
5.00%, 02/15/2043	1,825	1,830
Permanent University Fund – Texas A&M University System
5.00%, 07/01/2037	6,585	7,302
Plano Independent School District
5.00%, 02/15/2031	7,985	8,925
5.00%, 02/15/2033	2,600	2,943
5.00%, 02/15/2034	2,175	2,446
Port Authority of Houston of Harris County Texas
5.00%, 10/01/2040	4,150	4,519
Port of Beaumont Navigation District
1.88%, 01/01/2026 (2)	850	850
2.00%, 01/01/2027 (2)	550	538
2.13%, 01/01/2028 (2)	575	552
2.25%, 01/01/2029 (2)	820	774
2.50%, 01/01/2030 (2)	1,000	936
2.63%, 01/01/2031 (2)	800	741
Port of Port Arthur Navigation District
2.55%, 04/01/2040 (1)	41,365	41,365
2.57%, 04/01/2040 (1)	3,790	3,790
2.57%, 04/01/2040 (1)	11,085	11,085
Pottsboro Independent School District
5.00%, 02/15/2039	2,075	2,256
Prosper Independent School District
3.00%, 02/15/2040	3,000	2,750
5.00%, 02/15/2047	5,565	5,852
Richardson Independent School District
5.00%, 02/15/2042	1,545	1,661

The accompanying notes are an integral part of these financial statements.

331

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.12% – (continued)
Rio Grande City Consolidated Independent School District
4.00%, 08/15/2030	$1,545	$1,545
Riverfield Municipal Utility District No 1
6.75%, 09/01/2033	180	206
6.88%, 09/01/2031	165	192
6.88%, 09/01/2032	170	197
Rolling Fork Public Utility District
2.13%, 10/01/2044	2,110	1,365
Round Rock Independent School District
5.00%, 08/01/2045	3,800	4,052
Sabine-Neches Navigation District
5.25%, 02/15/2036	500	550
5.25%, 02/15/2038	650	709
5.25%, 02/15/2040	1,890	2,040
5.25%, 02/15/2042	1,500	1,601
San Angelo Independent School District
5.00%, 02/15/2040	5,470	6,111
San Antonio Education Facilities Corp.
5.00%, 10/01/2027	500	512
5.00%, 10/01/2029	805	841
San Antonio Independent School District
5.00%, 08/15/2040	4,330	4,715
San Antonio Water System
5.00%, 05/15/2032	270	307
5.00%, 05/15/2033	1,500	1,511
5.00%, 05/15/2035	540	603
5.00%, 05/15/2036	590	654
5.00%, 05/15/2036	7,400	7,513
5.25%, 05/15/2052	4,000	4,202
Sedona Lakes Municipal Utility District No 1
3.38%, 09/01/2034	315	307
Sherman Independent School District
5.00%, 02/15/2040	3,000	3,351
Sienna Municipal Utility District No 10
3.00%, 04/01/2035	230	214
Sienna Municipal Utility District No 6
3.00%, 09/01/2049	2,000	1,484
Spring Branch Independent School District
3.00%, 02/01/2032	1,985	1,995
5.00%, 02/01/2038	2,250	2,459
Spring Independent School District
5.00%, 08/15/2037	8,545	9,855
5.00%, 08/15/2038	10,000	11,449
Springtown Independent School District
5.00%, 02/15/2048	4,020	4,233
5.00%, 02/15/2050	5,030	5,274
State of Texas
3.00%, 08/01/2034	1,045	992
4.00%, 08/01/2028	2,215	2,216
4.00%, 08/01/2029	3,345	3,347
4.00%, 08/01/2031	8,850	8,854
5.00%, 08/01/2026	1,000	1,002
5.00%, 10/01/2032	9,460	10,850
5.00%, 04/01/2033	1,315	1,321
5.00%, 10/01/2036	1,500	1,552
5.00%, 10/01/2039	24,200	27,579
5.00%, 08/01/2040	1,650	1,651
5.00%, 10/01/2040	16,525	18,617

The accompanying notes are an integral part of these financial statements.

332

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.12% – (continued)
5.00%, 10/01/2041	$21,780	$24,261
5.00%, 08/01/2042	5,490	5,833
Stonewall Ranch Municipal Utility District
3.00%, 09/01/2044	715	566
Sunfield Municipal Utility District No 4
3.13%, 09/01/2040	1,000	848
Taft Independent School District
5.00%, 08/15/2039	1,140	1,258
Tarrant County College District
5.00%, 08/15/2038	5,000	5,488
5.00%, 08/15/2039	7,000	7,641
Tarrant County Cultural Education Facilities Finance Corp.
2.75%, 02/15/2036 (1)	305	294
4.00%, 12/01/2034	2,500	2,581
4.00%, 10/01/2041	1,950	1,945
4.00%, 10/01/2042	1,385	1,352
5.00%, 07/01/2026	1,775	1,795
5.00%, 07/01/2037	18,225	19,067
5.00%, 07/01/2038	4,615	4,815
5.00%, 10/01/2038	1,775	1,929
5.00%, 10/01/2039	1,650	1,779
5.00%, 11/15/2040	1,650	1,655
5.00%, 07/01/2043	2,400	2,459
5.00%, 11/15/2051 (1)	23,250	25,933
5.00%, 11/15/2051 (1)	40,890	46,580
5.00%, 11/15/2052 (1)	3,100	3,372
5.00%, 07/01/2053 (1)	19,500	21,499
5.00%, 11/15/2064 (1)	31,375	35,022
Tarrant County Hospital District
5.25%, 08/15/2034	3,200	3,635
Tarrant Regional Water District Water Supply System Revenue
5.00%, 03/01/2035	2,290	2,618
Texas A&M University
5.00%, 05/15/2035	1,500	1,682
Texas Department of Housing & Community Affairs
2.50%, 09/01/2040	1,500	1,219
2.95%, 07/01/2036	1,526	1,400
3.50%, 03/01/2051	3,980	3,965
3.50%, 07/01/2052	9,145	9,111
3.90%, 07/01/2044	1,945	1,822
4.00%, 03/01/2050	805	812
5.13%, 01/01/2048	3,000	3,055
5.13%, 07/01/2055	2,775	2,806
5.15%, 07/01/2055	5,925	6,001
5.75%, 01/01/2056	8,690	9,586
6.00%, 03/01/2053	5,095	5,573
6.00%, 03/01/2054	22,715	24,952
6.25%, 01/01/2056	7,385	8,273
Texas Municipal Gas Acquisition & Supply Corp. I
6.25%, 12/15/2026	725	748
Texas Municipal Gas Acquisition & Supply Corp. II
3.32% (3 Month Term SOFR + 0.86%), 09/15/2027 (3)	25,040	25,064
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2026	1,905	1,938
5.00%, 12/15/2027	4,500	4,650
5.00%, 12/15/2028	15,315	16,033
5.00%, 12/15/2032	4,430	4,782

The accompanying notes are an integral part of these financial statements.

333

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.12% – (continued)
Texas Municipal Gas Acquisition & Supply Corp. IV
5.50%, 01/01/2054 (1)	$2,000	$2,125
5.50%, 01/01/2054 (1)	11,800	13,117
Texas Municipal Gas Acquisition & Supply Corp. V
5.00%, 01/01/2055 (1)	37,900	40,902
Texas Private Activity Bond Surface Transportation Corp.
4.00%, 12/31/2032	2,500	2,586
4.00%, 12/31/2033	2,040	2,098
4.00%, 06/30/2036	1,175	1,193
5.00%, 06/30/2034	790	839
5.00%, 12/31/2034	995	1,056
5.13%, 06/30/2035	3,290	3,497
5.13%, 12/31/2035	785	833
5.25%, 06/30/2036	865	919
5.25%, 12/31/2036	735	780
5.38%, 06/30/2037	475	505
5.38%, 06/30/2039	3,250	3,440
Texas Public Finance Authority
5.00%, 02/01/2028	2,300	2,417
Texas State Technical College
5.25%, 08/01/2035	2,750	3,117
5.25%, 08/01/2036	2,675	3,013
6.00%, 08/01/2054	4,000	4,365
Texas State University System
5.00%, 03/15/2027	2,790	2,871
5.00%, 03/15/2029	610	628
5.00%, 03/15/2033	10,000	11,458
5.00%, 03/15/2040	2,725	3,009
5.25%, 03/15/2054	8,000	8,477
Texas Transportation Commission
0.65%, 10/01/2041 (1)	15,145	15,033
Texas Transportation Commission State Highway 249 System
0.00%, 08/01/2034	1,060	757
0.00%, 08/01/2037	725	439
0.00%, 08/01/2038	800	458
0.00%, 08/01/2039	710	384
0.00%, 08/01/2040	1,500	762
Texas Transportation Finance Corp.
5.00%, 10/01/2039	24,280	27,536
5.00%, 10/01/2040	25,440	28,523
5.50%, 10/01/2055	7,500	8,111
Texas Water Development Board
3.00%, 10/15/2033	1,310	1,309
3.00%, 10/15/2034	1,550	1,541
4.00%, 08/01/2035	2,640	2,740
4.00%, 10/15/2036	3,740	3,800
4.00%, 10/15/2045	5,000	4,810
4.60%, 10/15/2039	5,000	5,337
4.88%, 10/15/2048	6,000	6,157
5.00%, 04/15/2028	1,500	1,586
5.00%, 10/15/2028	2,370	2,535
5.00%, 04/15/2029	2,000	2,162
5.00%, 10/15/2029	4,100	4,479
5.00%, 04/15/2032	1,420	1,544
5.00%, 04/15/2033	1,000	1,143
5.00%, 10/15/2033	3,420	3,901
5.00%, 10/15/2034	1,900	2,156
5.00%, 10/15/2040	10,925	12,253

The accompanying notes are an integral part of these financial statements.

334

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 12.12% – (continued)
5.00%, 10/15/2043	$2,500	$2,558
Thrall Independent School District
5.25%, 02/15/2049	1,000	1,061
5.25%, 02/15/2054	1,640	1,739
5.50%, 02/15/2038	1,750	2,020
Tomball Independent School District
5.00%, 02/15/2041	2,605	2,738
Town of Little Elm TX
2.50%, 08/01/2038	1,320	1,119
Town of Prosper TX
2.50%, 02/15/2038	1,000	855
Travis County Housing Finance Corp.
3.40%, 01/01/2059 (1)	5,000	5,038
Travis County Municipal Utility District No 12
2.38%, 08/15/2049	1,200	746
Travis County Municipal Utility District No 16
3.00%, 09/01/2037	225	203
University of Houston
5.00%, 02/15/2030	860	862
University of North Texas System
5.00%, 04/15/2032	210	238
5.00%, 04/15/2033	205	231
5.00%, 04/15/2034	280	314
5.00%, 04/15/2035	295	329
5.00%, 04/15/2036	280	310
5.00%, 04/15/2037	370	408
5.00%, 04/15/2038	425	465
5.00%, 04/15/2039	465	506
Uptown Development Authority
5.00%, 09/01/2033	715	720
Viridian Municipal Management District
4.00%, 12/01/2032	620	639
4.00%, 12/01/2033	760	779
4.00%, 12/01/2036	1,150	1,159
4.00%, 12/01/2037	1,150	1,154
6.25%, 12/01/2027	300	318
6.25%, 12/01/2027	350	371
6.25%, 12/01/2028	340	371
6.25%, 12/01/2028	395	431
6.25%, 12/01/2030	680	778
Waller County Municipal Utility District No 35
6.50%, 09/01/2031	110	126
6.50%, 09/01/2031	205	235
Wichita Falls Independent School District
1.63%, 02/01/2032	3,150	2,841
Williamson County Municipal Utility District No 19F
6.75%, 08/15/2033	190	223
Williamson County Municipal Utility District No 32
2.75%, 08/15/2044	530	382
Willis Independent School District
2.00%, 02/15/2037	1,755	1,479
Wood Trace Municipal Utility District No 1
2.50%, 09/01/2037	330	275

Total Texas		2,349,143

Utah – 1.07%
Black Ridge Infrastructure Financing District
5.00%, 12/01/2035	2,840	2,858

The accompanying notes are an integral part of these financial statements.

335

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utah – 1.07% – (continued)
5.50%, 12/01/2040	$1,860	$1,873
Canyons School District
1.50%, 06/15/2034	3,545	2,936
1.50%, 06/15/2035	2,000	1,613
Central Utah Water Conservancy District
4.00%, 10/01/2039	1,460	1,465
City of Lehi UT Franchise & Sales Tax Revenue
5.25%, 02/01/2055	1,640	1,716
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2026	1,700	1,718
5.00%, 07/01/2026	3,000	3,032
5.00%, 07/01/2030	3,000	3,140
5.00%, 07/01/2032	6,900	7,193
5.00%, 07/01/2033	4,200	4,371
5.25%, 07/01/2036	1,850	2,066
5.25%, 07/01/2037	1,000	1,109
5.25%, 07/01/2038	1,250	1,377
5.25%, 07/01/2041	4,330	4,651
5.25%, 07/01/2048	4,000	4,146
City of Spanish Fork City UT Sewer Revenue
2.00%, 09/01/2033	3,250	2,912
City of St George UT Electric Revenue
4.00%, 06/01/2032	1,270	1,274
County of Utah UT
5.00%, 05/15/2046	7,500	7,515
5.00%, 05/15/2060 (1)	510	517
Davis County Municipal Building Authority
2.00%, 11/01/2038	1,000	797
Downtown Revitalization Public Infrastructure District
5.00%, 06/01/2032	1,000	1,125
5.00%, 06/01/2033	1,000	1,137
5.00%, 06/01/2035	1,650	1,910
5.00%, 06/01/2036	1,165	1,334
5.00%, 06/01/2038	3,165	3,359
5.00%, 06/01/2039	1,300	1,375
5.00%, 06/01/2040	1,185	1,307
5.00%, 06/01/2040	2,200	2,427
5.25%, 06/01/2041	1,105	1,228
5.25%, 06/01/2042	2,000	2,196
5.25%, 06/01/2044	1,400	1,508
5.25%, 06/01/2045	750	803
5.25%, 06/01/2045	4,200	4,497
Emery County School District
2.00%, 06/15/2034	2,500	2,157
Intermountain Power Agency
4.00%, 07/01/2036	1,860	1,939
5.00%, 07/01/2034	2,000	2,247
5.00%, 07/01/2037	2,565	2,827
5.00%, 07/01/2040	1,775	1,935
5.00%, 07/01/2041	1,225	1,299
5.00%, 07/01/2042	2,090	2,203
5.00%, 07/01/2042	2,910	3,091
5.00%, 07/01/2043	1,280	1,338
5.25%, 07/01/2043	4,060	4,336
5.25%, 07/01/2044	4,225	4,483
Local Building Authority of Alpine School District
5.00%, 03/15/2037	7,500	8,558
5.00%, 03/15/2038	10,000	11,320

The accompanying notes are an integral part of these financial statements.

336

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utah – 1.07% – (continued)
Mida Mountain Village Public Infrastructure District
0.00%, 06/01/2043 (2)	$1,000	$743
5.50%, 06/15/2039 (2)	2,125	2,183
Nebo School District
2.00%, 07/01/2032	2,510	2,315
Point Phase 1 Public Infrastructure District No 1
5.13%, 03/01/2035	2,248	2,351
5.88%, 03/01/2045	3,321	3,431
Salt Lake City School District
3.00%, 03/01/2039	3,500	3,241
Unified Fire Service Area
4.00%, 04/01/2032	2,265	2,266
Utah Charter School Finance Authority
4.00%, 04/15/2040	2,440	2,378
5.00%, 04/15/2045	565	579
5.00%, 10/15/2046	1,000	1,001
5.00%, 04/15/2055	1,625	1,646
5.13%, 04/15/2050	1,135	1,164
5.25%, 04/15/2060	2,500	2,570
Utah Housing Corp.
5.00%, 11/01/2043	1,750	1,843
6.25%, 07/01/2055	4,600	5,138
6.50%, 07/01/2055	4,910	5,484
6.75%, 07/01/2055	11,800	13,576
Utah Infrastructure Agency
4.00%, 10/15/2031	750	755
4.00%, 10/15/2041	3,350	3,112
5.00%, 10/15/2027	735	755
5.25%, 10/15/2033	965	988
5.25%, 10/15/2035	1,335	1,466
5.25%, 10/15/2039	400	441
5.50%, 10/15/2033	2,690	3,034
5.50%, 10/15/2049	1,000	1,059
Utah Transit Authority
5.00%, 12/15/2037	3,305	3,839
5.00%, 12/15/2043	3,610	3,948
Weber School District
2.50%, 06/15/2037	1,735	1,543
2.50%, 06/15/2038	2,000	1,745
2.63%, 06/15/2039	2,050	1,781
Wolf Creek Infrastructure Financing District No 1
5.75%, 12/01/2044	1,000	1,024

Total Utah		207,617

Vermont – 0.06%
Vermont Economic Development Authority
5.00%, 05/01/2047	500	473
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2027	1,000	988
5.00%, 10/15/2029	890	869
Vermont Housing Finance Agency
3.00%, 11/01/2051	1,325	1,299
3.65%, 07/01/2028 (1)	1,635	1,645
4.95%, 01/01/2043	3,000	3,226
Vermont Student Assistance Corp.
5.00%, 06/15/2026	100	101
5.00%, 06/15/2027	700	704
5.00%, 06/15/2030	1,000	1,060

The accompanying notes are an integral part of these financial statements.

337

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Vermont – 0.06% – (continued)
5.00%, 06/15/2031	$500	$535

Total Vermont		10,900

Virgin Islands – 0.17%
Matching Fund Special Purpose Securitization Corp.
5.00%, 10/01/2026	5,995	6,048
5.00%, 10/01/2027	14,870	15,170
5.00%, 10/01/2028	4,145	4,271
5.00%, 10/01/2030	4,035	4,215
5.00%, 10/01/2039	2,580	2,680

Total Virgin Islands		32,384

Virginia – 1.17%
Albemarle County Economic Development Authority
5.00%, 06/01/2038	5,570	6,251
Arlington County Industrial Development Authority
5.00%, 01/01/2026	3,710	3,710
5.00%, 07/01/2027	905	934
5.00%, 07/01/2053 (1)	6,680	7,220
Chesapeake Bay Bridge & Tunnel District
5.00%, 07/01/2041	4,835	4,858
Chesapeake Economic Development Authority
3.65%, 02/01/2032 (1)	1,000	1,012
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
4.88%, 07/15/2040	4,460	4,583
City of Harrisonburg VA
1.75%, 07/15/2035	595	492
1.75%, 07/15/2036	4,000	3,206
City of Newport News VA Water Revenue
1.63%, 07/15/2034	2,980	2,491
City of Virginia Beach VA Water & Sewer System Revenue
2.00%, 10/01/2034	425	375
County of Fairfax VA
4.00%, 10/01/2028	4,920	4,936
4.00%, 10/01/2038	2,660	2,756
Fairfax County Industrial Development Authority
4.00%, 05/15/2042	4,740	4,661
5.00%, 05/15/2032	10,000	11,331
Fairfax County Redevelopment & Housing Authority
5.00%, 10/01/2035	1,075	1,137
5.00%, 01/01/2045 (1)	1,645	1,693
Gloucester County Economic Development Authority
4.25%, 09/01/2038 (1)	2,000	2,022
Halifax County Industrial Development Authority
3.80%, 12/01/2041 (1)	5,125	5,187
Hampton Roads Transportation Accountability Commission
5.00%, 07/01/2026	9,300	9,416
Isle Wight County Industrial Development Authority
5.25%, 07/01/2053	1,260	1,324
Louisa Industrial Development Authority
3.65%, 11/01/2035 (1)	1,100	1,113
Petersburg Redevelopment & Housing Authority
4.00%, 05/01/2045 (1)	11,500	11,638
Roanoke Economic Development Authority
3.00%, 07/01/2045	1,000	759
Rockingham County Economic Development Authority
4.00%, 12/01/2029	1,045	1,058
4.00%, 12/01/2030	1,085	1,095

The accompanying notes are an integral part of these financial statements.

338

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Virginia – 1.17% – (continued)
Salem Economic Development Authority
5.00%, 04/01/2030	$710	$752
5.00%, 04/01/2031	400	422
5.00%, 04/01/2032	700	735
5.00%, 04/01/2033	350	366
5.00%, 04/01/2034	925	962
Stafford County Economic Development Authority
4.00%, 06/15/2037	50	50
5.00%, 06/15/2030	150	151
5.00%, 06/15/2033	150	151
5.00%, 06/15/2034	500	504
Virginia College Building Authority
3.00%, 02/01/2036	1,320	1,286
3.00%, 02/01/2039	1,165	1,065
4.00%, 02/01/2034	1,235	1,244
4.00%, 06/01/2036	1,525	1,512
4.00%, 09/01/2036	6,500	6,582
4.00%, 09/01/2041	1,690	1,704
5.00%, 02/01/2030	1,500	1,578
5.00%, 02/01/2034	1,000	1,086
5.00%, 02/01/2039	18,215	19,968
5.00%, 02/01/2040	5,750	6,306
5.25%, 02/01/2041	6,400	6,972
Virginia Commonwealth Transportation Board
4.00%, 05/15/2031	1,250	1,255
Virginia Port Authority
5.00%, 07/01/2041	2,460	2,483
Virginia Public Building Authority
5.00%, 08/01/2029	1,000	1,012
5.00%, 08/01/2029	4,570	4,578
5.00%, 08/01/2033	3,000	3,027
Virginia Public School Authority
2.00%, 08/01/2036	2,745	2,316
2.00%, 08/01/2037	2,790	2,290
5.00%, 08/01/2036	4,220	4,828
Virginia Small Business Financing Authority
4.00%, 01/01/2033	3,250	3,323
4.00%, 07/01/2033	1,160	1,184
4.00%, 01/01/2034	2,500	2,545
4.00%, 07/01/2034	1,785	1,814
4.00%, 01/01/2039	745	734
5.00%, 01/01/2026	750	750
5.00%, 01/01/2027	1,000	1,017
5.00%, 10/01/2027	1,200	1,235
5.00%, 01/01/2033	4,000	4,325
5.00%, 07/01/2033	2,325	2,508
5.00%, 01/01/2036	6,500	6,921
5.00%, 07/01/2037	1,355	1,429
5.00%, 10/01/2037	3,420	3,769
5.00%, 01/01/2038	2,000	2,102
5.00%, 07/01/2038	2,000	2,098
5.00%, 12/31/2047	1,500	1,501
5.00%, 06/15/2060 (1)	2,000	2,247
Williamsburg Economic Development Authority
4.00%, 07/01/2043	4,000	3,874
Winchester Economic Development Authority
5.00%, 01/01/2029	1,250	1,333

The accompanying notes are an integral part of these financial statements.

339

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Virginia – 1.17% – (continued)
Wise County Industrial Development Authority
3.13%, 10/01/2040 (1)	$7,120	$7,145
York County Economic Development Authority
3.65%, 05/01/2033 (1)	3,650	3,695

Total Virginia		225,992

Washington – 2.84%
Auburn School District No 408 of King & Pierce Counties
5.00%, 12/01/2033	2,000	2,081
Central Puget Sound Regional Transit Authority
4.00%, 11/01/2040	7,500	7,679
5.00%, 11/01/2041	14,900	15,045
Central Washington University
4.00%, 05/01/2027	1,000	1,000
City of Seattle WA Municipal Light & Power Revenue
4.00%, 07/01/2035	3,430	3,604
4.00%, 07/01/2041	2,360	2,366
City of Tacoma WA Electric System Revenue
5.00%, 01/01/2039	675	685
County of Grant WA
5.25%, 12/01/2050	550	583
5.50%, 12/01/2055	2,100	2,262
County of King WA Sewer Revenue
3.55% (SIFMA Municipal Swap Index Yield + 0.23%), 01/01/2040 (3)	13,060	12,955
4.00%, 07/01/2041	4,000	3,994
County of Pierce WA
2.60%, 07/01/2036	2,040	1,880
County of Spokane WA Airport Revenue
5.25%, 01/01/2041	1,375	1,474
Energy Northwest
5.00%, 07/01/2034	6,890	7,523
5.00%, 07/01/2037	2,000	2,323
5.00%, 07/01/2039	2,835	3,243
5.00%, 07/01/2039	10,400	11,739
5.00%, 07/01/2040	14,500	16,172
Fircrest Properties
5.50%, 06/01/2049	5,000	5,376
King & Snohomish Counties School District No 417 Northshore
5.00%, 12/01/2026	2,575	2,632
5.00%, 12/01/2041	2,655	2,932
5.00%, 12/01/2042	2,245	2,451
King County Housing Authority
4.00%, 12/01/2026	430	434
4.00%, 06/01/2027	585	591
4.00%, 12/01/2027	400	406
4.00%, 11/01/2031	1,640	1,685
4.00%, 11/01/2032	1,705	1,759
5.00%, 11/01/2027	1,000	1,035
5.00%, 11/01/2028	1,430	1,505
5.00%, 11/01/2029	750	801
King County Public Hospital District No 1
5.00%, 12/01/2032	3,900	3,963
King County Public Hospital District No 4
7.00%, 12/01/2060	7,525	7,697
King County School District No 403 Renton
5.00%, 12/01/2038	2,410	2,675
King County School District No 414 Lake Washington
5.00%, 12/01/2035	1,600	1,678

The accompanying notes are an integral part of these financial statements.

340

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Washington – 2.84% – (continued)
Pasco Public Facilities District Sales Tax Revenue
4.25%, 11/01/2054	$1,400	$1,351
Pierce & King Counties School District No 417 Fife
4.00%, 12/01/2039	1,300	1,318
Port of Seattle WA
3.75%, 06/01/2027	3,000	3,001
5.00%, 04/01/2030	2,000	2,002
5.00%, 08/01/2031	12,510	13,785
5.00%, 04/01/2033	3,205	3,382
5.00%, 10/01/2034	5,850	6,630
5.00%, 05/01/2035	3,000	3,060
5.00%, 05/01/2035	5,925	6,046
5.00%, 10/01/2035	13,200	15,017
5.00%, 04/01/2036	3,940	4,107
5.00%, 10/01/2036	7,585	8,551
5.00%, 10/01/2037	7,500	8,380
5.00%, 08/01/2038	12,000	12,810
5.00%, 08/01/2039	1,380	1,466
5.00%, 08/01/2041	2,930	3,086
5.00%, 05/01/2043	8,220	8,271
5.25%, 07/01/2039	14,585	16,321
5.25%, 07/01/2041	6,750	7,396
5.50%, 08/01/2047	6,930	7,268
Port of Tacoma WA
5.00%, 12/01/2043	8,000	8,009
Skagit County Public Hospital District No 1
5.50%, 12/01/2040	500	538
5.50%, 12/01/2043	1,010	1,047
Snohomish County School District No 15 Edmonds
5.00%, 12/01/2037	8,560	9,732
5.00%, 12/01/2039	3,450	3,872
5.00%, 12/01/2040	5,000	5,573
5.00%, 12/01/2041	6,500	7,174
South Correctional Entity Facility Public Development Authority
3.00%, 12/01/2038	900	829
Spokane Public Facilities District
5.00%, 12/01/2038	1,175	1,186
State of Washington
4.00%, 07/01/2035	1,600	1,683
4.00%, 07/01/2035	3,700	3,892
5.00%, 08/01/2026	9,630	9,770
5.00%, 08/01/2027	235	238
5.00%, 08/01/2027	10,025	10,427
5.00%, 08/01/2028	235	238
5.00%, 08/01/2030	235	238
5.00%, 07/01/2032	5,655	6,468
5.00%, 06/01/2034	660	694
5.00%, 08/01/2034	15,000	15,517
5.00%, 08/01/2037	1,200	1,354
5.00%, 08/01/2037	2,500	2,524
5.00%, 08/01/2038	4,535	4,576
5.00%, 08/01/2038	12,455	14,163
5.00%, 08/01/2038	15,000	17,263
5.00%, 02/01/2039	2,135	2,212
5.00%, 08/01/2039	2,500	2,856
5.00%, 02/01/2040	15,000	16,460
5.00%, 08/01/2040	980	1,094
5.00%, 02/01/2041	1,585	1,630

The accompanying notes are an integral part of these financial statements.

341

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Washington – 2.84% – (continued)
5.00%, 07/01/2042	$6,750	$7,306
5.00%, 08/01/2043	10,000	10,899
5.00%, 08/01/2047	1,750	1,848
University of Washington
4.00%, 05/01/2048 (1)	10,000	10,117
5.00%, 12/01/2036	6,000	6,094
5.00%, 04/01/2037	5,000	5,777
5.25%, 12/01/2046	1,500	1,513
Vancouver Housing Authority
4.00%, 08/01/2034	1,000	996
4.50%, 10/01/2042	500	512
4.50%, 10/01/2042	2,000	2,048
5.00%, 12/01/2042	3,035	3,155
Washington Health Care Facilities Authority
4.00%, 03/01/2041	2,405	2,383
4.00%, 08/15/2041	1,100	1,050
5.00%, 08/01/2028	1,005	1,056
5.00%, 07/01/2029	115	118
5.00%, 07/01/2030	410	421
5.00%, 08/01/2030	3,500	3,743
5.00%, 08/15/2030	1,000	1,029
5.00%, 08/15/2031	845	869
5.00%, 08/15/2032	480	493
5.00%, 09/01/2032	3,200	3,575
5.00%, 07/01/2034	105	107
5.00%, 03/01/2037	2,500	2,822
5.00%, 03/01/2038	2,000	2,253
5.00%, 10/01/2038	1,725	1,847
5.00%, 07/01/2042	2,415	2,429
5.00%, 08/01/2044	1,500	1,519
5.00%, 08/15/2055 (1)	2,750	2,948
Washington Higher Education Facilities Authority
4.00%, 01/01/2043	1,765	1,689
5.00%, 10/01/2029	1,855	1,868
5.00%, 10/01/2033	735	738
Washington State Convention Center Public Facilities District
3.00%, 07/01/2043	1,350	1,085
4.00%, 07/01/2031	13,860	14,302
Washington State Housing Finance Commission
0.00%, 11/20/2041 (1)	5,483	5,274
0.00%, 03/01/2050 (1)	5,952	5,836
4.20%, 07/01/2029 (2)	1,130	1,130
5.00%, 01/01/2026 (2)	300	300
5.00%, 12/01/2026	350	357
5.00%, 06/01/2028	500	526
5.00%, 06/01/2029	500	536
5.00%, 06/01/2030	500	542
5.00%, 12/01/2030	500	542
5.00%, 07/01/2033 (2)	635	694
5.00%, 07/01/2034 (2)	1,000	1,091
5.00%, 07/01/2037	1,045	1,167
5.00%, 07/01/2038 (2)	1,500	1,602
5.00%, 07/01/2045 (2)	2,000	2,017
5.25%, 07/01/2055 (2)	3,050	3,075
6.25%, 06/01/2054	2,445	2,691
Whatcom County Public Utility District No 1
5.00%, 12/01/2033	1,300	1,445
5.00%, 12/01/2034	1,000	1,118

The accompanying notes are an integral part of these financial statements.

342

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Washington – 2.84% – (continued)
5.00%, 12/01/2035	$1,000	$1,110
5.25%, 12/01/2036	850	951
5.25%, 12/01/2038	1,400	1,544

Total Washington		550,890

West Virginia – 0.54%
City of Wheeling WV Waterworks & Sewerage System Revenue
5.25%, 06/01/2050	1,375	1,430
5.25%, 06/01/2056	2,000	2,075
Morgantown Utility Board, Inc.
5.00%, 12/01/2041	2,000	2,015
Ohio County Board of Education
3.00%, 06/01/2030	2,275	2,288
Parkersburg Municipal Building Commission
4.00%, 11/01/2039	320	322
4.25%, 11/01/2044	320	312
4.38%, 11/01/2054	710	670
State of West Virginia
5.00%, 12/01/2040	1,100	1,155
5.00%, 06/01/2041	1,330	1,391
5.00%, 06/01/2041	5,000	5,159
West Virginia Economic Development Authority
2.72%, 11/01/2065 (1)	3,700	3,700
3.00%, 06/01/2037 (1)	2,130	2,112
3.15%, 11/01/2065 (1)	15,000	15,000
3.38%, 03/01/2040 (1)	5,245	5,304
4.70%, 04/01/2036 (1)	2,450	2,460
West Virginia Hospital Finance Authority
5.00%, 01/01/2030	1,830	1,843
5.00%, 01/01/2031	620	624
5.00%, 01/01/2033	900	902
5.00%, 01/01/2034	1,180	1,182
5.00%, 06/01/2036	4,000	4,491
5.00%, 06/01/2039	4,030	4,420
5.00%, 09/01/2039	3,125	3,200
5.00%, 06/01/2040	3,000	3,246
5.00%, 01/01/2043	2,530	2,368
5.00%, 06/01/2055 (1)	10,480	11,549
5.13%, 09/01/2042	3,500	3,735
5.25%, 06/01/2042	2,865	3,087
5.25%, 06/01/2043	3,000	3,200
5.25%, 06/01/2044	4,270	4,517
5.25%, 06/01/2045	3,000	3,151
West Virginia Housing Development Fund
2.00%, 05/01/2033	1,125	985
2.90%, 11/01/2026	1,255	1,249
5.00%, 08/01/2027 (1)	3,170	3,247
5.00%, 05/01/2030	315	342
5.00%, 05/01/2032	305	337
5.00%, 05/01/2034	140	156
West Virginia Parkways Authority
5.00%, 06/01/2037	2,000	2,083

Total West Virginia		105,307

Wisconsin – 1.51%
Beaver Dam Unified School District
5.00%, 04/01/2042	7,210	7,810
City of Eau Claire WI
2.00%, 04/01/2036	710	576

The accompanying notes are an integral part of these financial statements.

343

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Wisconsin – 1.51% – (continued)
City of Racine WI
2.00%, 12/01/2034	$255	$216
County of Marathon WI
2.00%, 02/01/2033	1,005	900
2.00%, 02/01/2033	1,380	1,235
2.00%, 02/01/2034	1,025	892
2.00%, 02/01/2034	1,330	1,157
2.00%, 02/01/2035	945	801
2.00%, 02/01/2035	1,355	1,149
2.00%, 02/01/2036	985	814
County of Milwaukee WI Airport Revenue
5.00%, 12/01/2031	2,060	2,090
Hudson School District
2.25%, 03/01/2027	1,185	1,172
Kewaunee School District
5.00%, 04/01/2039	1,000	1,100
5.00%, 04/01/2040	1,000	1,091
Madison Metropolitan School District
5.00%, 03/01/2037	1,500	1,704
5.00%, 03/01/2038	1,105	1,245
5.00%, 03/01/2040	1,560	1,734
Marinette School District
1.75%, 03/01/2035	825	806
1.75%, 03/01/2035	2,055	1,661
Monroe School District
4.00%, 03/01/2041	1,485	1,493
Mukwonago Area School District
5.00%, 04/01/2035	1,400	1,613
5.00%, 04/01/2036	3,120	3,539
Public Finance Authority
0.00%, 12/15/2039 (2)	7,000	2,726
0.00%, 12/01/2055 (2)	8,000	4,484
3.00%, 12/01/2026 (2)	510	500
4.00%, 06/15/2031 (2)	450	441
4.00%, 04/01/2032 (2)	1,550	1,529
4.00%, 07/15/2034 (2)	500	495
4.00%, 08/01/2035	5,830	5,678
4.00%, 07/15/2039 (2)	250	236
4.00%, 06/15/2042 (2)	750	652
4.00%, 06/01/2045	7,495	6,981
4.00%, 01/01/2055 (1)(2)	13,500	13,489
4.13%, 05/01/2026 (2)	135	135
5.00%, 10/01/2026 (2)	590	595
5.00%, 10/01/2027 (2)	610	623
5.00%, 12/01/2027	3,360	3,418
5.00%, 05/15/2028 (2)	200	202
5.00%, 10/01/2029 (2)	155	162
5.00%, 06/15/2030	170	180
5.00%, 06/15/2031	490	534
5.00%, 06/15/2032	345	380
5.00%, 06/15/2034	275	304
5.00%, 10/01/2034 (2)	8,145	8,452
5.00%, 12/01/2034 (2)	3,535	3,713
5.00%, 07/01/2035	5,000	5,218
5.00%, 06/15/2036	425	466
5.00%, 07/01/2036	55	57
5.00%, 12/15/2036 (2)	1,441	1,427
5.00%, 01/01/2037	500	527

The accompanying notes are an integral part of these financial statements.

344

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Wisconsin – 1.51% – (continued)
5.00%, 01/01/2038	$350	$368
5.00%, 10/01/2039 (2)	600	612
5.00%, 03/01/2041	5,640	5,645
5.00%, 10/01/2043 (2)	360	359
5.00%, 10/01/2044	1,840	1,867
5.00%, 12/15/2044 (2)	690	659
5.00%, 07/01/2045	500	515
5.00%, 03/01/2046	6,900	6,900
5.00%, 10/01/2048 (2)	380	361
5.00%, 07/01/2050	1,215	1,234
5.25%, 06/01/2027 (2)	590	601
5.25%, 06/01/2028 (2)	1,590	1,642
5.25%, 07/01/2028	1,340	1,341
5.25%, 06/01/2029 (2)	1,590	1,661
5.25%, 06/01/2030 (2)	1,590	1,679
5.25%, 12/01/2031	555	601
5.25%, 12/01/2032	590	642
5.25%, 06/15/2035	300	328
5.25%, 05/15/2037 (2)	120	121
5.25%, 03/01/2042	1,575	1,598
5.25%, 06/15/2045	300	311
5.25%, 12/01/2054	2,250	2,130
5.75%, 06/30/2060	13,000	13,415
6.00%, 11/15/2045 (2)	5,925	5,750
6.00%, 12/01/2055 (2)	4,250	4,188
6.45%, 04/01/2060 (2)	1,500	1,433
State of Wisconsin
5.00%, 05/01/2034	2,400	2,420
5.00%, 05/01/2035	1,750	2,072
5.00%, 05/01/2043	6,000	6,486
University of Wisconsin Hospitals & Clinics
4.00%, 04/01/2038	1,910	1,936
5.00%, 04/01/2038	550	618
5.00%, 04/01/2040	1,125	1,233
5.00%, 04/01/2054 (1)	7,945	8,744
Waunakee Community School District
4.38%, 04/01/2044	4,000	3,999
Wisconsin Center District
0.00%, 12/15/2028	1,025	938
0.00%, 12/15/2030	550	474
0.00%, 12/15/2030	1,045	897
Wisconsin Health & Educational Facilities Authority
3.00%, 10/15/2038	1,790	1,595
3.00%, 10/15/2039	930	814
3.63%, 11/01/2029	715	717
4.00%, 11/01/2034	1,000	1,034
4.00%, 11/15/2043	280	292
4.00%, 11/15/2043	3,350	3,191
4.20%, 08/15/2028	1,645	1,645
4.38%, 11/01/2039	1,345	1,403
4.50%, 02/15/2054	1,660	1,616
5.00%, 04/01/2026	1,000	1,005
5.00%, 04/01/2027	1,700	1,746
5.00%, 08/01/2027 (2)	3,500	3,529
5.00%, 04/01/2028	900	945
5.00%, 11/01/2029	760	787
5.00%, 02/15/2030	2,390	2,396
5.00%, 04/01/2030	1,670	1,768

The accompanying notes are an integral part of these financial statements.

345

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Wisconsin – 1.51% – (continued)
5.00%, 02/15/2033	$2,130	$2,371
5.00%, 12/15/2033	1,450	1,540
5.00%, 11/15/2035	5,500	5,529
5.00%, 11/15/2039	10,000	10,032
5.00%, 10/01/2041	640	678
5.00%, 04/01/2044	1,850	1,874
5.00%, 12/01/2046 (1)	6,500	7,041
5.00%, 08/15/2054 (1)	830	840
5.00%, 08/15/2054 (1)	1,770	1,894
5.00%, 08/15/2054 (1)	2,565	2,746
5.00%, 10/01/2054 (1)	1,335	1,470
5.25%, 02/15/2035	4,890	5,530
5.50%, 02/15/2054	1,775	1,865
Wisconsin Housing & Economic Development Authority
5.00%, 12/01/2027 (1)	6,060	6,170
5.00%, 08/01/2058 (1)	1,145	1,157
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
3.00%, 03/01/2052	820	807
3.50%, 09/01/2031	5,000	5,056
3.50%, 09/01/2050	1,020	1,017
3.63%, 03/01/2034	3,605	3,624
4.25%, 09/01/2044	3,075	3,033
5.00%, 09/01/2039	3,100	3,362
6.00%, 03/01/2054	2,565	2,811
6.00%, 09/01/2054	4,635	5,012
6.00%, 03/01/2055	2,120	2,316
Wisconsin Housing & Economic Development Authority Housing Revenue
3.10%, 11/01/2056 (1)	6,200	6,201

Total Wisconsin		292,639

Wyoming – 0.06%
County of Campbell WY
3.63%, 07/15/2039	5,160	4,907
County of Laramie WY
4.00%, 05/01/2026	200	201
Wyoming Community Development Authority
3.00%, 06/01/2049	3,240	3,196
4.30%, 12/01/2040	2,410	2,475

Total Wyoming		10,779

Total Municipal Bonds (Cost: $18,340,946)		18,594,145

	Shares (000s)	Value (000s)
WARRANTS – 0.00% (6)
Transportation – 0.00% (6)
Brightline West, expires 11/26/2035 (5)(7)(9)(10)	308	–

Total Transportation		–

Total Warrants (Cost: $0)		–

SHORT-TERM INVESTMENTS – 3.13%
Money Market Funds – 3.12%
Fidelity Institutional Money Market Government Portfolio – Class I, 3.71% (8)	604,720	604,720

Total Money Market Funds (Cost: $604,720)		604,720

The accompanying notes are an integral part of these financial statements.

346

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.01%
JP Morgan, New York, 3.13% due 01/02/2026	$1,136	$1,136
Royal Bank of Canada, Toronto, 3.13% due 01/02/2026	342	342
Sumitomo Trust Bank, London, 3.13% due 01/02/2026	263	263

Total Time Deposits (Cost: $1,741)		1,741

Total Short-Term Investments (Cost: $606,461)		606,461

TOTAL INVESTMENTS IN SECURITIES – 99.12% (Cost: $18,947,407)		19,200,606

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.88%		169,542

TOTAL NET ASSETS – 100.00%		$19,370,148

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security. The rate reported is the rate in effect as of December 31, 2025.

(2)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $490,973, which represents 2.53% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2025.

(4)	Security in default as of December 31, 2025. The value of these securities totals $495, which represents 0.00% of total net assets.

(5)	Non-income producing security.

(6)	Amount calculated is less than 0.005%.

(7)	A zero balance may reflect actual amounts rounding to less than one thousand.

(8)	Represents annualized seven-day yield as of the close of the reporting period.

(9)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.

(10)	Security that is restricted at December 31, 2025. The value of these securities totals $0, which represents 0.00% of total net assets.

Open Futures Contracts

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(385)	U.S. Long Bond Future	Mar. 2026	$(45,286)	$(44,504)	$782
(900)	U.S. Ultra 10 Year Note Future	Mar. 2026	(104,664)	(103,514)	1,150

					$1,932

The accompanying notes are an integral part of these financial statements.

347

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

MUNICIPAL BONDS	Percentages of Net Assets
Education	4.35%
General Obligation	18.78
General Revenue	30.20
Healthcare	10.08
Housing	8.50
Transportation	15.63
Utilities	8.64

Total Municipal Bonds	96.18

WARRANTS	Percentages of Net Assets
Transportation	—	(1)

Total Warrants	—	(1)

SHORT-TERM INVESTMENTS	3.13

TOTAL INVESTMENTS	99.31
OTHER ASSETS IN EXCESS OF LIABILITIES	0.69

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

348

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS – 98.23%
Alabama – 2.79%
Baldwin County Industrial Development Authority
4.63%, 06/01/2055 (1)(2)	$1,450	$1,456
5.00%, 06/01/2055 (1)(2)	9,950	10,144
Black Belt Energy Gas District
4.00%, 06/01/2051 (1)	2,500	2,557
4.00%, 10/01/2052 (1)	1,075	1,080
4.00%, 12/01/2052 (1)	1,500	1,535
4.00%, 04/01/2053 (1)	500	504
5.00%, 10/01/2035	3,145	3,239
5.00%, 10/01/2035	4,250	4,500
5.00%, 03/01/2055 (1)	8,225	8,794
5.00%, 05/01/2055 (1)	900	965
5.00%, 10/01/2055 (1)	3,115	3,350
5.00%, 12/01/2055 (1)	650	695
5.00%, 12/01/2055 (1)	980	1,052
5.25%, 12/01/2053 (1)	3,775	4,066
5.25%, 01/01/2054 (1)	4,160	4,466
5.50%, 11/01/2056 (1)(2)	500	530
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2026	1,050	1,066
5.25%, 10/01/2040	2,320	2,544
5.25%, 10/01/2043	2,095	2,236
5.25%, 10/01/2045	100	105
5.25%, 10/01/2049	4,990	5,154
5.50%, 10/01/2053	3,450	3,608
Energy Southeast A Cooperative District
5.00%, 11/01/2035	300	318
5.25%, 07/01/2054 (1)	2,575	2,802
5.50%, 11/01/2053 (1)	6,665	7,281
Health Care Authority of the City of Huntsville
4.00%, 06/01/2045	2,500	2,397
Homewood Educational Building Authority
5.00%, 10/01/2056	275	259
Hoover Industrial Development Board
5.75%, 10/01/2049	2,445	2,464
Huntsville-Redstone Village Special Care Facilities Financing Authority
0.00%, 01/01/2060	205	10
6.00%, 01/01/2060	825	674
Jacksonville Public Educational Building Authority
5.00%, 08/01/2056	125	126
Lower Alabama Gas District
5.00%, 12/01/2033	3,800	4,017
Mobile County Industrial Development Authority
4.75%, 12/01/2054	9,320	8,550
5.00%, 06/01/2054	4,210	4,018
Phenix City Industrial Development Board
4.13%, 05/15/2035	3,050	3,011
Prattville Industrial Development Board
5.30%, 09/01/2028	1,325	1,389
Selma Industrial Development Board
4.20%, 05/01/2034	10,110	10,497
Southeast Alabama Gas Supply District
5.00%, 06/01/2049 (1)	2,400	2,575
Southeast Energy Authority A Cooperative District
4.00%, 12/01/2051 (1)	8,815	8,904
5.00%, 10/01/2030	14,830	15,932

The accompanying notes are an integral part of these financial statements.

349

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Alabama – 2.79% – (continued)
5.00%, 11/01/2035	$1,500	$1,593
5.00%, 05/01/2055 (1)	500	535
5.00%, 10/01/2055 (1)	2,600	2,809
5.00%, 01/01/2056 (1)	1,660	1,730
5.25%, 03/01/2055 (1)	1,715	1,810
5.50%, 01/01/2053 (1)	2,000	2,144
Tuscaloosa County Industrial Development Authority
5.25%, 05/01/2044 (2)	10,860	10,883

Total Alabama		160,374

Alaska – 0.19%
Alaska Housing Finance Corp.
4.00%, 12/01/2048	340	342
6.00%, 06/01/2054	90	97
Alaska Industrial Development & Export Authority
5.00%, 01/01/2030	1,415	1,417
5.00%, 01/01/2034	1,000	1,000
City of Valdez AK
2.50%, 12/01/2033 (1)	1,150	1,150
2.50%, 12/01/2033 (1)	6,500	6,500
Northern Tobacco Securitization Corp.
4.00%, 06/01/2050	505	490

Total Alaska		10,996

American Samoa – 0.02%
American Samoa Economic Development Authority
5.00%, 09/01/2035 (2)	300	318
5.25%, 09/01/2045 (2)	555	556

Total American Samoa		874

Arizona – 3.00%
Arizona Health Facilities Authority
4.08% (S&P 7 Day Municipal High Grade Rate + 0.81%), 01/01/2037 (3)	970	958
Arizona Industrial Development Authority
0.00%, 05/20/2033 (1)	4,730	151
2.45%, 02/01/2048 (1)	10,480	10,480
3.63%, 05/20/2033	1,746	1,731
4.00%, 07/15/2030 (2)	195	194
4.00%, 11/01/2037	100	99
4.00%, 11/01/2039	1,160	1,126
4.00%, 07/15/2040 (2)	990	922
4.00%, 07/01/2041	575	529
4.00%, 07/15/2041 (2)	265	235
4.00%, 12/15/2041 (2)	850	753
4.00%, 07/01/2042	100	86
4.00%, 11/01/2045	500	446
4.00%, 07/15/2050 (2)	1,610	1,299
4.00%, 11/01/2050	1,500	1,277
4.00%, 07/01/2051	2,250	1,861
4.00%, 07/15/2051 (2)	500	392
4.00%, 12/15/2051 (2)	1,385	1,075
4.00%, 07/15/2056 (2)	1,425	1,087
4.25%, 07/01/2042	3,215	2,862
4.50%, 07/15/2029 (2)	3,250	3,162
4.50%, 07/01/2054	6,500	5,417
4.88%, 07/01/2060 (1)(2)	135	134
5.00%, 07/01/2032	425	449
5.00%, 07/01/2037 (2)	225	226

The accompanying notes are an integral part of these financial statements.

350

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Arizona – 3.00% – (continued)
5.00%, 07/01/2039 (2)	$100	$100
5.00%, 07/15/2039	950	953
5.00%, 07/15/2040 (2)	505	510
5.00%, 07/15/2040 (2)	1,450	1,451
5.00%, 07/01/2047 (2)	360	341
5.00%, 11/01/2047	1,400	1,417
5.00%, 07/01/2049 (2)	100	90
5.00%, 07/01/2049 (2)	945	835
5.00%, 07/15/2049	2,590	2,367
5.00%, 07/15/2050 (2)	2,665	2,421
5.00%, 07/01/2051 (2)	255	238
5.00%, 07/01/2054 (2)	500	449
5.00%, 07/01/2054 (2)	1,000	886
5.00%, 11/01/2054	2,000	2,010
5.00%, 07/01/2057	1,250	1,225
5.25%, 07/01/2037 (2)	205	206
5.25%, 07/01/2060	1,500	1,498
5.38%, 07/01/2050 (2)	510	503
5.50%, 07/01/2038 (2)	2,010	2,023
5.50%, 07/01/2052 (2)	3,535	3,305
5.75%, 07/15/2048 (2)	7,600	7,601
6.75%, 12/01/2055 (2)	4,100	4,196
6.88%, 02/01/2065 (2)	5,000	4,997
Chandler Industrial Development Authority
5.00%, 09/01/2052 (1)	10,525	10,725
City of Phoenix Civic Improvement Corp.
4.00%, 07/01/2045	2,000	1,881
Glendale Industrial Development Authority
4.00%, 07/01/2028	185	185
5.00%, 07/01/2033	435	440
5.00%, 11/15/2036	250	240
5.00%, 07/01/2038	1,070	1,074
5.00%, 07/01/2048	2,990	2,735
5.00%, 05/15/2056	700	597
Industrial Development Authority of the City of Phoenix Arizona
3.45%, 12/01/2035 (1)	5,250	5,250
5.00%, 07/01/2030	700	722
5.00%, 07/01/2035 (2)	375	375
5.00%, 07/01/2035 (2)	970	970
5.00%, 07/01/2037	4,750	4,826
5.00%, 07/01/2044	85	85
5.00%, 07/01/2045 (2)	150	145
5.00%, 07/01/2045 (2)	290	281
5.00%, 07/01/2049	1,390	1,370
5.00%, 07/01/2059	145	140
Industrial Development Authority of the County of Pima
4.00%, 06/15/2041 (2)	2,380	2,089
4.00%, 06/15/2051 (2)	1,215	942
4.00%, 06/15/2057 (2)	1,245	936
5.00%, 06/15/2049 (2)	125	114
7.00%, 11/15/2057 (2)	250	268
La Paz County Industrial Development Authority
4.00%, 02/15/2046	345	291
4.00%, 02/15/2051	580	471
5.00%, 02/15/2036 (2)	1,200	1,201
Maricopa County Industrial Development Authority
3.50%, 07/01/2044 (2)	520	410
4.00%, 07/01/2029 (2)	270	272

The accompanying notes are an integral part of these financial statements.

351

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Arizona – 3.00% – (continued)
4.00%, 07/01/2039	$4,750	$4,490
4.00%, 10/15/2047 (2)	7,730	6,542
4.00%, 07/01/2050	100	84
4.00%, 07/01/2056 (2)	1,350	1,068
4.25%, 07/01/2044	800	713
4.38%, 05/01/2033 (2)	1,700	1,672
5.00%, 07/01/2036 (2)	150	150
5.00%, 07/01/2039	700	718
5.00%, 07/01/2047 (2)	1,500	1,372
5.00%, 07/01/2049 (2)	150	143
5.00%, 07/01/2049	900	891
5.00%, 07/01/2054 (2)	1,000	942
5.50%, 07/01/2060	1,040	1,041
5.88%, 07/01/2060 (2)	105	104
Maricopa County Pollution Control Corp.
2.40%, 06/01/2035	1,115	953
2.40%, 06/01/2035	1,850	1,581
3.60%, 02/01/2040	415	389
3.60%, 04/01/2040	1,000	936
4.50%, 08/01/2042	1,220	1,220
Salt Verde Financial Corp.
5.00%, 12/01/2037	5,545	6,015
Sierra Vista Industrial Development Authority
5.00%, 06/15/2044 (2)	2,220	2,106
5.00%, 06/15/2054 (2)	4,260	3,824
5.00%, 06/15/2059 (2)	3,475	3,076
5.00%, 06/15/2064 (2)	3,925	3,428
5.75%, 06/15/2058 (2)	900	897
6.25%, 06/15/2050	2,775	2,783
Tempe Industrial Development Authority
4.00%, 12/01/2038	1,530	1,450
4.00%, 12/01/2046	1,170	972
4.38%, 12/01/2036	200	201
5.00%, 12/01/2050	500	451
5.00%, 12/01/2054	750	667
5.63%, 12/01/2055	2,155	2,164
5.63%, 12/01/2060	3,745	3,738

Total Arizona		172,389

Arkansas – 1.07%
Arkansas Development Finance Authority
3.88%, 10/15/2065 (1)	1,650	1,651
4.50%, 09/01/2049 (2)	16,535	16,049
4.65%, 07/01/2050	2,685	2,658
4.70%, 07/01/2055	2,650	2,609
4.75%, 09/01/2049 (2)	10,130	9,908
5.00%, 09/01/2027	1,000	1,022
5.45%, 09/01/2052	7,205	7,209
5.50%, 01/01/2056	8,250	8,961
5.70%, 05/01/2053	1,100	1,115
6.88%, 07/01/2048 (2)	2,500	2,687
7.38%, 07/01/2048 (2)	2,500	2,709
City of Osceola AR
5.50%, 04/01/2036 (1)	5,125	5,125

Total Arkansas		61,703

The accompanying notes are an integral part of these financial statements.

352

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 8.38%
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	$2,500	$2,532
California Community Choice Financing Authority
4.00%, 02/01/2052 (1)	1,620	1,643
5.00%, 12/01/2035	2,790	3,061
5.00%, 12/01/2053 (1)	5,995	6,284
5.00%, 05/01/2054 (1)	500	536
5.00%, 01/01/2055 (1)	1,085	1,131
5.00%, 02/01/2055 (1)	2,835	3,065
5.00%, 02/01/2055 (1)	8,310	8,916
5.00%, 08/01/2055 (1)	1,200	1,271
5.00%, 11/01/2055 (1)	2,000	2,081
5.00%, 12/01/2055 (1)	1,500	1,592
5.00%, 01/01/2056 (1)	2,600	2,739
5.00%, 03/01/2056 (1)	750	816
5.25%, 11/01/2054 (1)	5,200	5,524
5.50%, 10/01/2054 (1)	2,940	3,208
California Community Housing Agency
3.00%, 08/01/2056 (2)	700	476
3.00%, 02/01/2057 (2)	2,000	1,356
3.00%, 02/01/2057 (2)	3,750	2,307
4.00%, 08/01/2046 (2)	920	779
4.00%, 08/01/2047 (2)	3,500	2,685
4.00%, 02/01/2050 (2)	3,950	2,895
4.00%, 08/01/2050 (2)	5,025	3,957
4.00%, 08/01/2051 (2)	1,000	447
4.00%, 02/01/2056 (2)	11,050	8,313
4.00%, 02/01/2056 (2)	17,075	11,354
5.00%, 08/01/2049 (2)	12,205	11,202
California Educational Facilities Authority
5.00%, 12/01/2035	1,000	1,034
5.25%, 10/01/2044	3,015	2,952
California Enterprise Development Authority
5.00%, 06/01/2064 (2)	2,300	2,100
California Health Facilities Financing Authority
3.00%, 08/15/2051	3,285	2,375
5.00%, 12/01/2028	500	528
5.00%, 12/01/2039	520	563
5.00%, 08/15/2042	115	112
5.00%, 08/15/2047	1,795	1,677
5.25%, 11/15/2058	255	260
California Housing Finance Agency
3.25%, 08/20/2036	4,392	4,212
3.50%, 11/20/2035	2,638	2,614
4.00%, 03/20/2033	2,987	3,061
4.25%, 01/15/2035	1,369	1,416
4.38%, 09/20/2036	1,463	1,517
California Infrastructure & Economic Development Bank
0.00%, 01/01/2061 (2)	28,800	2,560
3.50%, 01/01/2065 (1)(2)	8,000	8,000
5.00%, 01/01/2056 (2)	355	305
9.50%, 01/01/2065 (1)(2)	8,395	6,212
California Municipal Finance Authority
0.00%, 11/20/2040 (1)	3,356	3,359
3.00%, 10/01/2049	100	74
3.00%, 05/15/2054	405	297
3.45%, 10/01/2041 (1)	620	622
3.88%, 03/01/2054 (1)	150	150

The accompanying notes are an integral part of these financial statements.

353

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 8.38% – (continued)
4.00%, 11/15/2027	$200	$200
4.00%, 07/15/2029	6,150	6,178
4.00%, 08/15/2037	1,560	1,560
4.00%, 10/01/2038	1,000	1,001
4.00%, 10/01/2039	2,495	2,489
4.00%, 09/01/2041	550	532
4.00%, 08/15/2042	1,635	1,551
4.00%, 12/31/2047	1,470	1,287
4.00%, 03/01/2050	250	207
4.00%, 02/01/2051	1,215	1,050
4.00%, 11/15/2056	875	694
4.38%, 09/01/2053 (1)	125	130
5.00%, 10/01/2026	400	405
5.00%, 05/15/2027	150	154
5.00%, 07/01/2027	300	308
5.00%, 06/30/2029	335	346
5.00%, 12/31/2031	1,240	1,280
5.00%, 07/01/2032	1,055	1,075
5.00%, 04/01/2035	610	608
5.00%, 11/01/2035 (2)	1,250	1,329
5.00%, 05/15/2036	2,680	2,782
5.00%, 10/01/2039 (2)	1,115	1,116
5.00%, 11/01/2039 (2)	195	193
5.00%, 12/31/2043	21,445	21,548
5.00%, 10/01/2044	1,200	1,203
5.00%, 06/01/2046	750	750
5.00%, 11/01/2046 (2)	1,500	1,436
5.00%, 12/31/2047	1,000	1,000
5.00%, 06/01/2048	1,000	1,000
5.00%, 10/01/2049 (2)	515	465
5.00%, 09/01/2054	295	291
5.00%, 10/01/2057 (2)	1,000	878
5.13%, 09/01/2050	1,725	1,755
5.13%, 09/01/2059	110	109
5.25%, 11/01/2052	2,165	2,134
5.25%, 06/01/2053	2,655	2,731
5.38%, 07/01/2045 (2)	500	477
5.38%, 11/01/2045 (2)	2,050	2,091
5.38%, 09/01/2055	1,500	1,545
5.50%, 11/01/2045 (2)	1,000	1,000
5.50%, 01/01/2060 (2)	2,000	1,986
5.50%, 07/01/2065	2,800	2,642
5.88%, 05/01/2059 (2)	15	15
California Pollution Control Financing Authority
3.70%, 08/01/2040 (1)	1,250	1,273
5.00%, 07/01/2037 (2)	5,000	5,016
California Public Finance Authority
5.00%, 11/15/2036 (2)	250	251
5.00%, 11/15/2046 (2)	50	46
5.00%, 10/15/2047	3,075	3,021
6.38%, 06/01/2059 (2)	3,555	3,393
6.50%, 06/01/2054 (2)	4,395	4,299
6.75%, 07/01/2065 (2)	6,225	6,639
California School Finance Authority
4.00%, 06/01/2061 (2)	1,000	649
5.00%, 06/01/2029 (2)	250	251
5.00%, 06/01/2030 (2)	300	304
5.00%, 07/01/2037 (2)	690	701

The accompanying notes are an integral part of these financial statements.

354

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 8.38% – (continued)
5.00%, 10/01/2042 (2)	$500	$507
5.00%, 07/01/2045 (2)	565	563
5.00%, 07/01/2047 (2)	500	477
5.00%, 07/01/2047 (2)	1,735	1,730
5.00%, 07/01/2052 (2)	1,340	1,248
5.13%, 06/01/2047 (2)	250	235
California Statewide Communities Development Authority
3.00%, 04/01/2051	3,150	2,260
3.50%, 03/01/2038	50	46
4.00%, 09/02/2028	20	20
4.00%, 09/02/2029	20	20
4.00%, 09/02/2030	20	20
4.00%, 09/02/2031	15	15
4.00%, 09/02/2031	75	75
4.00%, 04/01/2038	2,400	2,403
4.00%, 09/02/2041	110	105
4.00%, 09/02/2041	110	105
4.00%, 09/02/2041	135	124
4.00%, 09/02/2051	1,070	921
4.00%, 09/02/2051	1,315	1,115
4.00%, 09/02/2051	1,340	1,153
4.31%, 07/01/2032	220	207
5.00%, 12/01/2027 (2)	205	207
5.00%, 11/01/2032 (2)	1,135	1,156
5.00%, 01/01/2038	750	776
5.00%, 09/02/2039	745	765
5.00%, 05/15/2040	1,000	1,004
5.00%, 11/01/2041 (2)	1,375	1,378
5.00%, 09/02/2042	1,590	1,645
5.00%, 01/01/2043	1,000	1,022
5.00%, 09/02/2044	700	704
5.00%, 09/02/2044	1,000	1,022
5.00%, 09/02/2044	1,350	1,374
5.00%, 12/01/2046 (2)	270	270
5.00%, 01/01/2048	2,840	2,879
5.00%, 09/02/2049	35	35
5.00%, 09/02/2049	700	702
5.00%, 09/02/2049	1,000	1,012
5.00%, 09/02/2052	2,315	2,331
5.25%, 12/01/2044	1,105	1,108
5.25%, 12/01/2048 (2)	800	806
5.25%, 12/01/2056 (2)	18,730	18,745
5.50%, 12/01/2054	5,545	5,558
5.50%, 12/01/2058 (2)	9,575	9,674
California Statewide Financing Authority
6.00%, 05/01/2043	100	102
Central Valley Energy Authority
5.00%, 12/01/2055 (1)	525	572
Chino Community Facilities District
4.00%, 09/01/2051	1,500	1,314
City & County of San Francisco CA Community Facilities District No 2016-1
4.00%, 09/01/2032 (2)	250	254
4.00%, 09/01/2041	1,000	933
City & County of San Francisco CA Special Tax District No 2020-1
4.00%, 09/01/2041 (2)	1,600	1,520
4.00%, 09/01/2046 (2)	875	762
4.00%, 09/01/2051 (2)	980	839
5.75%, 09/01/2053 (2)	95	100

The accompanying notes are an integral part of these financial statements.

355

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 8.38% – (continued)
5.75%, 09/01/2053 (2)	$2,050	$2,152
City of Fontana CA
5.00%, 09/01/2033	540	592
City of Irvine CA
4.00%, 09/02/2027	20	20
4.00%, 09/02/2028	30	30
City of Los Angeles Department of Airports
4.00%, 05/15/2044	3,000	2,815
5.50%, 05/15/2047	2,725	2,872
City of Oroville CA
5.25%, 04/01/2054	1,130	780
City of Palm Desert CA
4.00%, 09/01/2041	1,225	1,157
4.00%, 09/01/2051	750	640
City of Rancho Cordova CA
5.00%, 09/01/2040	360	377
5.00%, 09/01/2049	1,000	1,019
5.00%, 09/01/2049	1,250	1,267
City of Sacramento CA
5.00%, 09/01/2049	1,500	1,523
City of Santa Clarita CA Community Facilities District No 2002-1
4.00%, 09/01/2035 (2)	800	791
City of Vernon CA Electric System Revenue
5.00%, 08/01/2040	740	788
CMFA Special Finance Agency
3.00%, 12/01/2056 (2)	1,000	647
4.00%, 08/01/2045 (2)	1,200	1,059
CMFA Special Finance Agency I
4.00%, 04/01/2056 (2)	550	413
CMFA Special Finance Agency VII
4.00%, 08/01/2047 (2)	3,510	3,203
CMFA Special Finance Agency XII
3.25%, 02/01/2057 (2)	1,500	1,077
4.38%, 08/01/2049 (2)	1,980	1,682
County of Los Angeles CA Community Facilities District No 2021-01
5.00%, 09/01/2052	150	152
CSCDA Community Improvement Authority
2.65%, 12/01/2046 (2)	695	582
2.80%, 03/01/2047 (2)	150	119
2.88%, 08/01/2041 (2)	100	92
3.00%, 07/01/2045 (2)	2,000	1,570
3.00%, 06/01/2047 (2)	500	350
3.00%, 06/01/2048 (2)	100	71
3.00%, 12/01/2056 (2)	5,500	3,853
3.00%, 03/01/2057 (2)	1,370	928
3.10%, 07/01/2045 (2)	250	213
3.13%, 07/01/2056 (2)	7,600	4,931
3.13%, 06/01/2057 (2)	1,850	1,111
3.38%, 07/01/2043 (2)	300	247
4.00%, 10/01/2046 (2)	1,925	1,551
4.00%, 07/01/2056 (2)	1,770	1,457
4.00%, 07/01/2056 (2)	7,497	5,710
4.00%, 08/01/2056 (2)	11,400	10,184
4.00%, 09/01/2056 (2)	1,015	725
4.00%, 10/01/2056 (2)	1,000	818
4.00%, 10/01/2056 (2)	6,210	5,191
4.00%, 12/01/2056 (2)	5,695	4,310
4.00%, 02/01/2057 (2)	1,500	1,114

The accompanying notes are an integral part of these financial statements.

356

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 8.38% – (continued)
4.00%, 04/01/2057 (2)	$1,050	$774
4.00%, 05/01/2057 (2)	250	175
4.00%, 06/01/2058 (2)	840	654
4.00%, 12/01/2058 (2)	2,470	1,762
4.00%, 12/01/2059 (2)	1,905	1,019
4.00%, 12/01/2059 (2)	2,625	1,459
5.00%, 01/01/2054 (2)	970	880
East County Advanced Water Purification Joint Powers Authority
3.13%, 09/01/2026	5,000	5,010
Foothill-Eastern Transportation Corridor Agency
4.00%, 01/15/2046	9,000	8,626
Freddie Mac Multifamily ML Certificates
3.35%, 11/25/2033	2,251	2,164
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2066	78,425	7,658
5.00%, 06/01/2051	290	286
Hastings Campus Housing Finance Authority
5.00%, 07/01/2061 (2)	5,250	4,725
Inglewood Unified School District
5.50%, 08/01/2044	155	176
Inland Empire Tobacco Securitization Corp.
0.00%, 06/01/2036	3,000	1,471
Irvine Unified School District
5.00%, 03/01/2057	795	797
Lammersville Joint Unified School District
5.13%, 09/01/2050	2,345	2,411
5.25%, 09/01/2055	1,485	1,540
Lodi Unified School District
3.00%, 08/01/2046	500	397
Los Angeles Department of Water & Power
5.00%, 07/01/2036	100	113
5.00%, 07/01/2036	1,000	1,126
5.00%, 07/01/2038	640	712
5.00%, 07/01/2040	155	171
5.00%, 07/01/2040	300	330
5.00%, 07/01/2050	315	327
5.00%, 07/01/2052	1,770	1,827
5.25%, 07/01/2044	150	163
5.25%, 07/01/2046	100	107
Los Angeles Department of Water & Power Water System Revenue
5.00%, 07/01/2028	1,325	1,399
5.00%, 07/01/2029	2,075	2,239
5.00%, 07/01/2034	500	569
5.00%, 07/01/2038	340	374
5.00%, 07/01/2039	1,015	1,104
5.25%, 07/01/2053	500	522
Los Angeles Housing Authority
6.00%, 12/01/2062 (2)	1,420	1,354
Menifee Union School District
4.00%, 09/01/2036	500	502
Morongo Band of Mission Indians
5.00%, 10/01/2042 (2)	115	117
Mountain House Community Facilities District
5.00%, 09/01/2045	635	641
5.00%, 09/01/2055	625	626
5.13%, 09/01/2045	500	513
New Hampshire Business Finance Authority
0.00%, 07/20/2039 (1)	2,464	2,408

The accompanying notes are an integral part of these financial statements.

357

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
California – 8.38% – (continued)
Northern California Gas Authority No 1
3.57% (3 Month Term SOFR + 0.72%), 07/01/2027 (3)	$180	$180
Orange County Community Facilities District
5.00%, 08/15/2037	250	266
5.00%, 08/15/2038	260	280
5.25%, 08/15/2045	1,975	1,977
5.50%, 08/15/2053	500	520
Palomar Health
5.00%, 11/01/2039	100	94
5.00%, 11/01/2042	1,350	1,213
Pasadena Public Financing Authority
0.00%, 06/01/2042	215	107
Rancho Mirage Community Facilities District
5.00%, 09/01/2054	1,000	1,008
River Islands Public Financing Authority
4.00%, 09/01/2041	605	559
5.00%, 09/01/2039	635	669
5.00%, 09/01/2048	750	750
5.00%, 09/01/2048	850	852
5.00%, 09/01/2054	1,235	1,226
5.00%, 09/01/2055	550	543
5.00%, 09/01/2055	1,000	991
Riverside County Redevelopment Successor Agency
0.00%, 10/01/2039	1,000	584
Riverside County Transportation Commission
3.00%, 06/01/2049	250	186
4.00%, 06/01/2046	5,250	4,757
4.00%, 06/01/2047	563	504
San Diego County Regional Airport Authority
4.00%, 07/01/2046	1,000	913
5.00%, 07/01/2048	100	103
5.50%, 07/01/2055	2,425	2,594
San Francisco City & County Airport Comm-San Francisco International Airport
5.00%, 05/01/2026	1,375	1,385
5.25%, 05/01/2049	200	208
5.50%, 05/01/2055	2,400	2,540
San Francisco Community College District
3.00%, 06/15/2045	200	160
Southern California Public Power Authority
5.00%, 07/01/2033	500	577
5.00%, 07/01/2053	500	521
5.00%, 07/01/2053	610	638
5.00%, 04/01/2055 (1)	345	366
State of California
3.00%, 11/01/2040	500	454
5.25%, 08/01/2044	1,080	1,198
Tejon Ranch Public Facilities Finance Authority
5.00%, 09/01/2054	155	156
Transbay Joint Powers Authority
5.00%, 10/01/2033	250	262
5.00%, 10/01/2034	250	261
5.00%, 10/01/2035	240	250
5.00%, 10/01/2038	600	617
University of California
5.00%, 05/15/2030	11,580	12,910
West Sacramento Financing Authority
5.00%, 09/01/2034	135	152

Total California		480,404

The accompanying notes are an integral part of these financial statements.

358

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 6.72%
9th Avenue Metropolitan District No 2
5.00%, 12/01/2048	$1,561	$1,539
Aerotropolis Regional Transportation Authority
4.25%, 12/01/2041	4,680	4,264
4.38%, 12/01/2052	8,365	7,003
5.00%, 12/01/2051	2,235	2,054
5.50%, 12/01/2044 (2)	2,000	2,028
5.75%, 12/01/2054 (2)	650	650
Arista Metropolitan District
8.25%, 12/15/2039	500	504
Arkansas River Power Authority
5.00%, 10/01/2033	500	516
5.00%, 10/01/2043	225	227
Aurora Crossroads Metropolitan District No 2
0.00%, 12/01/2055	3,000	2,674
6.13%, 12/01/2055	10,000	10,018
Aviation Station North Metropolitan District No 2
5.00%, 12/01/2039	750	754
5.00%, 12/01/2048	3,850	3,795
Banning Lewis Ranch Metropolitan District No 8
4.88%, 12/01/2051 (2)	500	445
Baseline Metropolitan District No 1
6.75%, 12/15/2054	1,000	1,005
Belford North Metropolitan District
5.50%, 12/01/2050	1,100	993
Berthoud-Heritage Metropolitan District No 1
5.63%, 12/01/2048	3,490	3,414
Berthoud-Heritage Metropolitan District No 10
4.75%, 12/01/2052	500	414
Board of Water Commissioners City & County of Denver
3.00%, 09/15/2045	2,000	1,634
Brickyard Metropolitan District No 1
7.00%, 12/01/2045	2,000	1,942
Brighton Crossing Metropolitan District No 6
5.00%, 12/01/2040	515	519
5.00%, 12/01/2050	3,485	3,316
Broadway Park North Metropolitan District No 2
5.00%, 12/01/2040 (2)	2,255	2,260
5.00%, 12/01/2049 (2)	730	690
Buffalo Highlands Metropolitan District
5.25%, 12/01/2038	500	502
Canyon Pines Metropolitan District Special Improvement District No 1
3.75%, 12/01/2040	500	410
Canyons Metropolitan District No 5
6.50%, 12/15/2054	2,300	2,295
Cascade Ridge Metropolitan District
5.00%, 12/01/2051	1,330	1,161
Centerra Metropolitan District No 1
5.00%, 12/01/2051	1,000	975
Chambers Highpoint Metropolitan District No 2
5.00%, 12/01/2041	1,545	1,294
5.00%, 12/01/2051	990	753
City & County of Denver CO
5.00%, 10/01/2032	13,175	13,190
City & County of Denver CO Pledged Excise Tax Revenue
0.00%, 08/01/2034	500	354
Clear Creek Transit Metropolitan District No 2
5.00%, 12/01/2050	1,309	972

The accompanying notes are an integral part of these financial statements.

359

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 6.72% – (continued)
Colorado Crossing Metropolitan District No 2
4.00%, 12/01/2030	$240	$237
5.00%, 12/01/2050	6,205	5,880
Colorado Educational & Cultural Facilities Authority
4.00%, 05/01/2051	1,100	907
4.00%, 05/01/2061	1,835	1,446
5.75%, 04/01/2059 (2)	825	802
5.80%, 04/01/2054 (2)	1,345	1,326
6.88%, 02/01/2059 (2)	8,500	8,907
Colorado Health Facilities Authority
3.25%, 08/01/2049	670	519
4.00%, 01/01/2030	270	269
4.00%, 05/15/2031	40	41
4.00%, 05/15/2032	50	51
4.00%, 05/15/2033	55	56
4.00%, 05/15/2034	55	55
4.00%, 05/15/2035	55	55
4.00%, 05/15/2036	60	60
4.00%, 11/01/2039	3,775	3,776
4.00%, 12/01/2040	250	241
4.00%, 05/15/2041	100	94
4.00%, 01/01/2042	1,010	907
4.00%, 05/15/2048	150	127
4.00%, 09/01/2050	375	399
4.00%, 12/01/2050	2,625	2,205
5.00%, 01/01/2031	500	500
5.00%, 01/01/2037	255	255
5.00%, 01/01/2038	450	456
5.00%, 05/15/2040	215	224
5.00%, 12/01/2043	4,925	4,960
5.00%, 09/15/2048	1,500	1,379
5.00%, 05/15/2054	850	867
5.13%, 12/01/2055	760	749
5.25%, 05/15/2028	500	512
5.25%, 05/15/2048	825	833
5.75%, 12/01/2035 (2)	100	77
6.13%, 12/01/2045 (2)	1,075	775
6.25%, 12/01/2050 (2)	485	339
Colorado High Performance Transportation Enterprise
5.00%, 12/31/2047	3,330	3,329
5.00%, 12/31/2051	5,000	4,959
5.00%, 12/31/2056	5,760	5,673
Colorado Housing & Finance Authority
3.00%, 05/01/2051	1,060	1,046
5.75%, 11/01/2054	835	921
6.25%, 11/01/2055	845	945
6.50%, 05/01/2055	825	935
Colorado International Center Metropolitan District No 14
5.88%, 12/01/2046	1,090	1,090
Conexus Metropolitan District No 1
6.25%, 12/01/2055	2,720	2,741
Copper Ridge Metropolitan District
5.00%, 12/01/2039	4,750	4,763
5.00%, 12/01/2043	2,250	2,151
Copperleaf Metropolitan District No 5
6.25%, 12/01/2045	1,500	1,511
8.75%, 12/15/2055	1,250	1,223

The accompanying notes are an integral part of these financial statements.

360

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 6.72% – (continued)
Cornerstar Metropolitan District
5.13%, 12/01/2037	$500	$500
Cottonwood Hollow Residential Metropolitan District
5.00%, 12/01/2051	500	404
Creekside Village Metropolitan District
5.00%, 12/01/2039	1,232	1,216
5.00%, 12/01/2049	528	473
Creekwalk Marketplace Business Improvement District
6.00%, 12/01/2054	3,000	3,004
Crowfoot Valley Ranch Metropolitan District No 2
6.13%, 12/15/2054	1,000	972
Crystal Crossing Metropolitan District
5.25%, 12/01/2040	500	500
Denver Convention Center Hotel Authority
5.00%, 12/01/2030	2,000	2,026
Denver Gateway Center Metropolitan District
5.50%, 12/01/2038	2,108	2,098
5.63%, 12/01/2048	2,130	2,053
Denver Health & Hospital Authority
5.00%, 12/01/2048	1,800	1,804
6.00%, 12/01/2055	415	446
Denver International Business Center Metropolitan District No 1
6.00%, 12/01/2048	600	602
Denver Urban Renewal Authority
5.25%, 12/01/2039 (2)	900	904
DIATC Metropolitan District
5.00%, 12/01/2039 (2)	500	502
5.00%, 12/01/2049 (2)	1,500	1,473
E-470 Public Highway Authority
3.28% (SOFR + 0.75%), 09/01/2039 (3)	900	898
5.00%, 09/01/2040	105	117
Elbert & Highway 86 Commercial Metropolitan District
5.00%, 12/01/2041 (2)	1,065	1,071
5.00%, 12/01/2051 (2)	2,500	2,333
Ellston Park Metropolitan District
6.00%, 12/01/2055 (2)	500	497
Fitzsimons Village Metropolitan District No 1
5.00%, 12/01/2049	1,525	1,461
Fitzsimons Village Metropolitan District No 3
4.25%, 12/01/2055	1,250	984
Four Corners Business Improvement District
6.00%, 12/01/2052	500	504
Gardens on Havana Metropolitan District No 3
5.13%, 12/01/2037	500	500
Gold Hill North Business Improvement District
5.60%, 12/01/2054 (2)	2,800	2,746
Granary Metropolitan District No 9 Special Assessment District No 1
5.45%, 12/01/2044 (2)	920	924
Great Western Metropolitan District
4.75%, 12/01/2050	621	548
Green Valley Ranch East Metropolitan District No 6
5.88%, 12/01/2050	1,775	1,798
Green Valley Ranch East Metropolitan District No 9
0.00%, 12/01/2055	1,750	1,372
Greenways Metropolitan District No 1
4.63%, 12/01/2051	500	392
Haskins Station Metropolitan District
5.00%, 12/01/2049	500	434
Haymeadow Metropolitan District No 1
6.13%, 12/01/2054	2,125	2,181

The accompanying notes are an integral part of these financial statements.

361

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 6.72% – (continued)
Hess Ranch Metropolitan District No 6
5.00%, 12/01/2049	$5,500	$5,327
Highlands Metropolitan District No 1
5.00%, 12/01/2041	550	511
5.00%, 12/01/2051	865	737
HM Metropolitan District No 2
0.00%, 12/01/2051	14,200	12,240
Hogback Metropolitan District
5.00%, 12/01/2041	1,450	1,430
5.00%, 12/01/2051	8,295	7,752
Hunters Overlook Metropolitan District No 5
4.25%, 12/01/2054	1,100	1,063
Independence Metropolitan District No 3
5.38%, 12/01/2054	6,910	6,913
7.13%, 12/15/2054	564	564
Jacoby Farm Metropolitan District
5.00%, 12/15/2046 (2)	500	457
Jefferson Center Metropolitan District No 1
5.75%, 12/15/2050	1,665	1,667
Karl's Farm Metropolitan District No 2
6.20%, 12/15/2044	567	572
Kinston Metropolitan District No 5
5.75%, 12/01/2055 (2)	3,500	3,538
8.25%, 12/15/2055 (2)	1,000	982
Lafferty Canyon Metropolitan District
5.63%, 12/01/2055	2,000	2,012
Lambertson Farms Metropolitan District No 1
6.25%, 12/20/2054 (2)	500	494
Larkridge Metropolitan District No 2
5.25%, 12/01/2048	500	488
Legacy Community Authority
6.75%, 12/01/2055	2,000	2,025
Longs Peak Metropolitan District
5.25%, 12/01/2051 (2)	900	879
Mead Place Metropolitan District No 4
0.00%, 12/01/2054 (2)	2,200	1,648
Mineral Business Improvement District
5.75%, 12/01/2054 (2)	1,780	1,791
Newlin Crossing Metropolitan District
5.38%, 12/01/2054 (2)	500	499
Nexus North at DIA Metropolitan District
5.00%, 12/01/2041	500	479
North Range Metropolitan District No 2
5.75%, 12/01/2047	1,000	1,000
North Range Metropolitan District No 3
5.25%, 12/01/2050	8,820	8,850
Painted Prairie Metropolitan District No 2
5.25%, 12/01/2048	2,286	2,173
Palisade Metropolitan District No 2
0.00%, 12/15/2054 (2)	500	477
Palisade Park North Metropolitan District No 1
5.25%, 12/15/2051	500	456
Park Creek Metropolitan District
5.00%, 12/01/2040	900	971
5.00%, 12/01/2041	840	898
Peak Metropolitan District No 1
5.00%, 12/01/2041 (2)	1,000	925

The accompanying notes are an integral part of these financial statements.

362

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 6.72% – (continued)
Plaza Metropolitan District No 1
5.00%, 12/01/2040 (2)	$1,000	$1,000
Prairie Center Metropolitan District No 3
5.00%, 12/15/2041 (2)	2,610	2,612
Prairie Corner Metropolitan District
4.88%, 12/01/2051	2,500	2,108
Pronghorn Valley Metropolitan District
3.75%, 12/01/2041	515	453
4.00%, 12/01/2051	2,650	2,146
Public Authority for Colorado Energy
6.25%, 11/15/2028	270	285
6.50%, 11/15/2038	1,690	2,040
Pueblo Urban Renewal Authority
4.75%, 12/01/2045 (2)	2,390	2,238
Rampart Range Metropolitan District No 1
5.00%, 12/01/2047	650	653
Rampart Range Metropolitan District No 5
4.00%, 12/01/2036	1,250	1,190
4.00%, 12/01/2041	1,365	1,216
4.00%, 12/01/2051	8,760	7,033
Red Barn Metropolitan District
5.50%, 12/01/2055	500	502
Redtail Ridge Metropolitan District
0.00%, 12/01/2032	7,250	4,553
Regional Transportation District
3.00%, 07/15/2037	1,150	1,045
4.00%, 07/15/2038	1,150	1,151
Reunion Metropolitan District
3.63%, 12/01/2044	684	506
Ridgeline Vista Metropolitan District
5.25%, 12/01/2060	1,730	1,628
Riverwalk Metropolitan District No 2
5.00%, 12/01/2052	1,865	1,598
RM Mead Metropolitan District
5.25%, 12/01/2050	1,370	1,373
Rocky Mountain Rail Park Metropolitan District
5.00%, 12/01/2031 (2)	500	503
5.00%, 12/01/2051 (2)	5,390	4,926
Sabell Metropolitan District
5.00%, 12/01/2050 (2)	899	878
Second Creek Farm Metropolitan District No 3
5.00%, 12/01/2049	1,195	1,120
Senac South Metropolitan District No 1
5.25%, 12/01/2051	1,000	954
Settler's Crossing Metropolitan District No 1
5.13%, 12/01/2050 (2)	4,250	4,089
Silver Peaks Metropolitan District No 3
5.00%, 12/01/2050	515	491
Sky Dance Metropolitan District No 2
6.00%, 12/01/2054	500	508
8.50%, 12/15/2054	500	500
Sky Ranch Community Authority Board
5.75%, 12/01/2052	750	759
Southglenn Metropolitan District
5.00%, 12/01/2036	810	811
5.00%, 12/01/2046	2,721	2,584
Southlands Metropolitan District No 1
3.50%, 12/01/2027	100	99

The accompanying notes are an integral part of these financial statements.

363

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 6.72% – (continued)
5.00%, 12/01/2047	$1,000	$970
St Vrain Lakes Metropolitan District No 2
6.38%, 11/15/2054	500	498
St Vrain Lakes Metropolitan District No 4
0.00%, 09/20/2054 (2)	2,500	1,768
STC Metropolitan District No 2
6.25%, 12/01/2055 (2)	750	755
Sterling Ranch Community Authority Board
5.63%, 12/01/2043	1,910	1,956
5.75%, 12/01/2054 (2)	3,000	3,016
6.88%, 12/15/2055	565	568
8.25%, 12/15/2054 (2)	525	524
8.75%, 12/15/2054	830	828
Sunset Parks Metropolitan District
5.13%, 12/01/2054 (2)	1,910	1,851
Talon Pointe Metropolitan District
5.25%, 12/01/2051 (4)(5)	1,000	706
Thompson Crossing Metropolitan District No 4
5.00%, 12/01/2039	1,000	1,006
5.00%, 12/01/2049	580	556
Three Springs Metropolitan District No 1
7.13%, 12/15/2050	1,000	995
Timnath Lakes Metropolitan District No 1
6.38%, 12/15/2052	500	497
Timnath Lakes Metropolitan District No 3
4.00%, 12/01/2052	2,500	2,029
6.00%, 12/15/2052	650	602
Tree Farm Metropolitan District
4.50%, 12/01/2041 (2)	500	455
Vail Home Partners Corp.
5.88%, 10/01/2055 (2)	2,515	2,558
6.00%, 10/01/2064 (2)	4,000	4,080
Vauxmont Metropolitan District
5.00%, 12/15/2030	375	383
Velocity Metropolitan District No 3
5.13%, 12/01/2034	1,960	1,961
5.38%, 12/01/2039	500	500
5.50%, 12/01/2048	16,250	15,544
Village at Dry Creek Metropolitan District No 2
4.38%, 12/01/2044	665	654
Village Metropolitan District
5.00%, 12/01/2040	1,000	998
5.00%, 12/01/2049	1,250	1,193
5.75%, 12/01/2055	3,340	3,369
Waters' Edge Metropolitan District No 2
5.00%, 12/01/2051	500	465
Waterview II Metropolitan District
4.50%, 12/01/2031	525	523
5.00%, 12/01/2041	730	735
5.00%, 12/01/2051	500	483
Waterview North Metropolitan District No 1
5.75%, 12/01/2054 (2)	630	613
Westcreek Metropolitan District No 2
5.38%, 12/01/2048	1,122	1,109
Westerly Metropolitan District No 4
5.00%, 12/01/2040	2,325	2,327
5.00%, 12/01/2050	5,200	4,942

The accompanying notes are an integral part of these financial statements.

364

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Colorado – 6.72% – (continued)
Willow Bend Metropolitan District
5.00%, 12/01/2039	$597	$599
5.00%, 12/01/2049	1,500	1,427
Willow Springs Metropolitan District
6.50%, 10/15/2054 (2)	500	499
Windler Public Improvement Authority
0.00%, 12/01/2041	5,000	3,848
4.00%, 12/01/2041	3,500	2,915
4.13%, 12/01/2051	9,500	7,177

Total Colorado		385,726

Connecticut – 0.64%
Connecticut Housing Finance Authority
4.75%, 11/15/2049	1,750	1,732
4.80%, 11/15/2054	1,500	1,494
6.00%, 11/15/2054	30	32
6.00%, 11/15/2054	295	326
Connecticut State Health & Educational Facilities Authority
4.00%, 07/01/2030	400	401
4.00%, 07/01/2041	275	250
4.00%, 07/01/2044	2,195	1,759
4.00%, 07/01/2045	250	231
4.00%, 07/01/2049	3,730	2,801
4.00%, 07/01/2051	250	197
5.00%, 07/01/2031	1,080	1,087
5.00%, 07/01/2032	280	282
5.00%, 07/01/2033	175	176
5.00%, 07/01/2034	125	126
5.00%, 12/01/2035	250	257
5.00%, 12/01/2040	2,970	3,009
5.00%, 07/01/2043	2,445	2,424
5.00%, 09/01/2046 (2)	1,000	956
5.00%, 09/01/2053 (2)	110	102
5.00%, 01/01/2055 (2)	375	310
5.38%, 07/01/2054	1,750	1,697
Connecticut State Higher Education Supplement Loan Authority
3.25%, 11/15/2036	15	14
4.13%, 11/15/2040	100	99
5.00%, 11/15/2040	55	56
Harbor Point Infrastructure Improvement District
5.00%, 04/01/2039 (2)	2,750	2,787
Mashantucket Western Pequot Tribe
6.05%, 07/01/2031	1,985	496
Mohegan Tribe of Indians of Connecticut
6.25%, 02/01/2030 (2)	1,000	1,001
6.75%, 02/01/2045 (2)	519	523
Stamford Housing Authority
4.75%, 10/01/2032	470	485
5.38%, 10/01/2033	1,000	1,013
6.25%, 10/01/2060	185	184
6.50%, 10/01/2055	235	239
Steel Point Infrastructure Improvement District
4.00%, 04/01/2036 (2)	850	851
4.00%, 04/01/2041 (2)	235	224
4.00%, 04/01/2051 (2)	2,500	2,137
5.63%, 04/01/2044 (2)	200	209
6.00%, 04/01/2052 (2)	2,410	2,564

The accompanying notes are an integral part of these financial statements.

365

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Connecticut – 0.64% – (continued)
Town of Hamden CT
5.00%, 01/01/2040	$2,485	$2,456
5.00%, 01/01/2050	1,745	1,540

Total Connecticut		36,527

Delaware – 0.62%
County of Kent DE
5.00%, 07/01/2032	20	20
5.00%, 07/01/2040	2,195	2,207
5.00%, 07/01/2048	2,505	2,377
5.00%, 07/01/2053	295	273
5.00%, 07/01/2058	250	228
County of Sussex DE
5.00%, 01/01/2036	2,530	2,539
Delaware State Economic Development Authority
4.00%, 09/01/2030	195	197
4.00%, 09/01/2041	550	509
4.00%, 06/01/2042	1,700	1,450
4.00%, 06/01/2052	210	158
4.00%, 06/01/2057	105	76
5.00%, 09/01/2036	1,225	1,234
5.00%, 08/01/2039	715	723
5.00%, 09/01/2040	340	348
5.00%, 09/01/2046	700	700
5.00%, 11/15/2048	2,050	2,052
5.00%, 08/01/2049	900	846
5.00%, 09/01/2050	370	367
5.00%, 08/01/2054	835	774
Delaware State Health Facilities Authority
5.00%, 06/01/2027	700	713
5.00%, 06/01/2037	1,455	1,479
5.00%, 06/01/2043	1,420	1,407
5.00%, 06/01/2048	675	650
5.00%, 06/01/2050	3,165	3,024
Delaware State Housing Authority
4.60%, 07/01/2049	3,925	3,851
4.65%, 07/01/2049	2,180	2,160
6.00%, 01/01/2055	3,870	4,255
Town of Bridgeville DE
5.63%, 07/01/2053 (2)	1,135	1,147

Total Delaware		35,764

District of Columbia – 0.93%
District of Columbia
0.00%, 06/01/2041 (2)	1,000	632
0.00%, 06/01/2049 (2)	2,175	1,325
4.25%, 06/01/2046 (2)	1,440	1,172
5.00%, 07/01/2027	225	231
5.00%, 06/01/2036	205	206
5.00%, 07/01/2037	245	247
5.00%, 07/01/2039	115	118
5.00%, 06/01/2041	580	581
5.00%, 06/01/2041 (2)	1,190	1,149
5.00%, 07/01/2042	2,775	2,775
5.00%, 06/01/2046	4,400	4,316
5.00%, 07/01/2049	1,125	1,113
5.00%, 07/01/2052	2,265	2,090
5.13%, 01/01/2035	60	56

The accompanying notes are an integral part of these financial statements.

366

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
District of Columbia – 0.93% – (continued)
5.25%, 01/01/2039	$45	$40
5.63%, 06/01/2044	2,205	2,194
5.75%, 06/01/2054	1,000	971
District of Columbia Tobacco Settlement Financing Corp.
0.00%, 06/15/2046	3,560	768
0.00%, 06/15/2046	33,945	7,621
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2027	2,310	2,394
5.00%, 10/01/2042	4,000	4,037
5.00%, 10/01/2043	6,410	6,508
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2035	6,025	4,270
0.00%, 10/01/2037	1,870	1,200
0.00%, 10/01/2038	680	404
0.00%, 10/01/2039	135	76
0.00%, 10/01/2040	340	178
4.00%, 10/01/2053	1,000	884
6.50%, 10/01/2044	950	1,012
Washington Metropolitan Area Transit Authority Dedicated Revenue
5.25%, 07/15/2055	4,385	4,614

Total District of Columbia		53,182

Florida – 7.07%
Alachua County Health Facilities Authority
4.00%, 10/01/2040	325	308
4.00%, 10/01/2046	220	185
4.00%, 12/01/2049	5,000	4,413
5.00%, 12/01/2036	1,000	1,001
5.00%, 12/01/2044	3,160	3,161
6.00%, 11/15/2034 (4)(5)(6)	16	0
6.25%, 11/15/2044 (4)(5)	124	2
6.38%, 11/15/2049 (4)(5)	292	4
Artisan Lakes East Community Development District
4.00%, 05/01/2051	650	530
Ave Maria Stewardship Community District
4.00%, 05/01/2051	245	199
4.38%, 05/01/2035	565	567
5.30%, 05/01/2045	775	775
Avenir Community Development District
5.38%, 05/01/2043	165	166
5.63%, 05/01/2054	1,690	1,691
Babcock Ranch Community Independent Special District
5.00%, 05/01/2044 (2)	1,710	1,715
5.25%, 05/01/2055 (2)	4,745	4,715
Balm Grove Community Development District
4.00%, 11/01/2042	1,975	1,801
4.13%, 11/01/2051	1,000	839
Boggy Branch Community Development District
4.00%, 05/01/2051	1,260	1,003
Boggy Creek Improvement District
5.13%, 05/01/2043	555	555
Botaniko Community Development District
3.63%, 05/01/2040	600	527
Braddock Lakes Community Development District
4.50%, 05/01/2035	850	852
Capital Projects Finance Authority
5.00%, 10/01/2034	585	615
5.00%, 10/01/2035	500	523

The accompanying notes are an integral part of these financial statements.

367

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 7.07% – (continued)
5.00%, 06/01/2054 (2)	$625	$570
5.00%, 06/01/2058 (2)	1,625	1,465
7.13%, 01/01/2065 (2)	1,000	1,024
7.25%, 01/01/2055 (2)	2,000	2,086
Capital Trust Agency, Inc.
0.00%, 07/01/2061 (2)	22,750	1,914
4.00%, 10/15/2029 (2)	100	100
4.00%, 06/15/2031 (2)	800	778
4.00%, 06/15/2041 (2)	505	439
4.00%, 06/15/2051 (2)	235	173
5.00%, 10/15/2037 (2)	160	160
5.00%, 10/15/2047 (2)	190	178
5.00%, 07/01/2049 (2)	265	245
5.00%, 10/15/2052 (2)	135	123
5.00%, 07/01/2054 (2)	290	264
5.00%, 10/15/2054 (2)	335	303
5.00%, 06/01/2056 (2)	515	431
5.00%, 07/01/2056 (2)	11,370	9,818
5.13%, 06/15/2037 (2)	250	251
5.25%, 12/01/2058 (2)	3,270	3,095
Capital Trust Authority
5.00%, 12/15/2044	250	239
5.00%, 06/01/2064 (2)	4,275	3,716
5.13%, 12/15/2054	600	546
5.13%, 12/15/2059	500	448
5.38%, 07/01/2065 (2)	3,250	3,106
6.25%, 06/15/2053 (2)	200	203
6.38%, 06/15/2058 (2)	210	214
6.50%, 12/15/2058 (2)	370	353
Celebration Pointe Community Development District No 1
3.00%, 05/01/2031 (4)(5)	715	572
3.38%, 05/01/2041 (4)(5)	90	72
4.00%, 05/01/2053 (4)(5)	2,445	1,956
5.00%, 05/01/2032 (4)(5)	630	504
5.13%, 05/01/2045 (4)(5)	65	52
Charles Cove Community Development District
3.75%, 05/01/2030	355	357
4.00%, 05/01/2052	500	425
4.25%, 05/01/2040	250	250
4.38%, 05/01/2050	1,250	1,148
City of Atlantic Beach FL
5.00%, 11/15/2037	1,240	1,241
5.00%, 11/15/2043	500	502
5.00%, 11/15/2048	500	487
5.00%, 11/15/2053	750	716
City of Jacksonville FL
5.00%, 06/01/2053 (2)	2,265	1,940
City of Pompano Beach FL
3.50%, 09/01/2030	1,125	1,123
3.50%, 09/01/2035	1,110	1,072
4.00%, 09/01/2036	1,090	1,085
4.00%, 09/01/2040	300	285
4.00%, 09/01/2041	570	532
4.00%, 09/01/2051	540	442
4.00%, 09/01/2056	1,875	1,496
5.00%, 09/01/2035	450	450
5.00%, 09/01/2044	125	125

The accompanying notes are an integral part of these financial statements.

368

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 7.07% – (continued)
City Of South Miami Health Facilities Authority, Inc.
5.00%, 08/15/2026	$1,000	$1,013
City of Tampa FL
0.00%, 09/01/2036	800	523
0.00%, 09/01/2037	800	495
4.00%, 04/01/2050	1,155	1,038
5.00%, 04/01/2040	1,115	1,116
City of Venice FL
4.25%, 01/01/2030 (2)	900	902
4.63%, 01/01/2030 (2)	500	501
5.00%, 01/01/2047	850	795
5.50%, 01/01/2055 (2)	250	244
5.63%, 01/01/2060 (2)	5,715	5,628
Collier County Health Facilities Authority
5.00%, 05/01/2045	140	140
County of Escambia FL
3.45%, 11/01/2033 (1)	250	251
County of Miami-Dade FL Aviation Revenue
4.00%, 10/01/2041	1,500	1,475
5.00%, 10/01/2040	2,500	2,535
County of Okaloosa FL
5.75%, 05/15/2055 (2)	1,265	1,281
5.75%, 05/15/2060 (2)	1,265	1,276
Crossings At Fleming Island Community Development District
4.50%, 05/01/2030	2,800	2,800
East Nassau Stewardship District
6.25%, 05/01/2056	2,940	3,043
Edgewater East Community Development District
3.60%, 05/01/2041	500	435
Esplanade Lake Club Community Development District
4.00%, 11/01/2040	500	475
Everest GMR Community Development District
6.20%, 05/01/2054	3,425	3,515
Fiddlers Creek Community Development District No 2
6.00%, 05/01/2045	2,140	2,206
Firelight Community Development District
5.90%, 05/01/2045	1,850	1,915
Firethorn Community Development District
5.30%, 05/01/2045	870	870
Florida Development Finance Corp.
3.00%, 06/01/2032	9,860	9,097
3.40%, 09/01/2050 (1)	1,890	1,898
4.00%, 09/15/2030 (2)	250	244
4.00%, 06/01/2036 (2)	500	468
4.00%, 06/15/2042	610	548
4.00%, 07/01/2051 (2)	1,250	1,024
4.00%, 02/01/2052	540	443
4.00%, 06/15/2052	1,145	938
4.00%, 06/01/2055 (2)	250	179
4.38%, 10/01/2054 (1)(2)	7,925	8,018
4.45%, 07/01/2037 (1)(2)	700	706
5.00%, 06/15/2028	310	317
5.00%, 06/15/2028	360	368
5.00%, 05/01/2029 (2)	6,655	6,716
5.00%, 06/15/2029	470	480
5.00%, 06/15/2030	375	383
5.00%, 06/15/2030	395	403
5.00%, 02/15/2031	465	470

The accompanying notes are an integral part of these financial statements.

369

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 7.07% – (continued)
5.00%, 06/15/2031	$260	$265
5.00%, 06/15/2035	145	147
5.00%, 02/01/2038	250	262
5.00%, 02/15/2038	600	603
5.00%, 09/15/2040 (2)	975	940
5.00%, 06/15/2042	400	401
5.00%, 10/01/2042 (2)	150	147
5.00%, 06/15/2047	350	338
5.00%, 02/15/2048	1,600	1,489
5.00%, 06/15/2050	200	191
5.00%, 09/15/2050 (2)	500	435
5.00%, 02/01/2052	2,955	2,835
5.00%, 06/15/2052	530	502
5.00%, 06/15/2056	1,200	1,127
5.25%, 08/01/2029 (2)	1,500	1,545
5.25%, 07/01/2047	1,000	750
5.25%, 07/01/2053	450	442
5.50%, 07/01/2053	500	375
5.50%, 06/01/2059 (2)	500	481
6.00%, 06/15/2055 (2)	3,210	3,253
6.13%, 07/01/2032 (1)(2)	8,875	8,914
6.13%, 06/15/2050 (2)	1,830	1,883
Florida Higher Educational Facilities Financing Authority
4.50%, 06/01/2033 (2)	2,000	1,969
4.75%, 06/01/2038 (2)	215	206
5.00%, 06/01/2048 (2)	4,155	3,663
6.25%, 07/01/2055 (2)	1,630	1,620
Florida Housing Finance Corp.
6.25%, 01/01/2055	45	49
6.25%, 01/01/2055	120	131
6.25%, 07/01/2055	55	61
6.25%, 01/01/2056	450	497
Florida Local Government Finance Commission
6.13%, 06/15/2065 (2)	6,115	6,161
6.75%, 11/15/2055 (2)	4,000	4,164
6.88%, 11/15/2064 (2)	2,610	2,721
Florida Municipal Loan Council
4.50%, 05/01/2031	175	178
5.15%, 05/01/2044	650	664
5.40%, 05/01/2054	825	833
Golden Gem Community Development District
5.70%, 05/01/2044	2,900	2,946
Greater Orlando Aviation Authority
5.00%, 10/01/2031	3,315	3,523
5.00%, 10/01/2046	2,000	2,040
5.25%, 11/01/2034	2,000	2,144
5.50%, 11/01/2036	450	488
5.50%, 11/01/2037	3,060	3,303
Halifax Hospital Medical Center
5.00%, 06/01/2036	3,000	3,015
Hammock Oaks Community Development District
4.50%, 05/01/2032 (2)	295	302
5.55%, 05/01/2045 (2)	1,000	1,017
Harbor Bay Community Development District
3.88%, 05/01/2039	1,000	970
Hickory Tree Community Development District
5.45%, 05/01/2055	1,500	1,471

The accompanying notes are an integral part of these financial statements.

370

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 7.07% – (continued)
Highland Trails Community Development District
5.55%, 05/01/2045	$1,000	$1,004
5.85%, 05/01/2056	1,650	1,650
Hillsborough County Industrial Development Authority
3.50%, 08/01/2055	1,035	784
Hobe-St Lucie Conservancy District
5.60%, 05/01/2044	1,305	1,346
5.88%, 05/01/2055	225	230
JEA Electric System Revenue
4.00%, 10/01/2036	250	252
KD52 Community Development District No 1
5.00%, 05/01/2035	1,210	1,216
5.88%, 05/01/2045	2,000	2,007
Kingston One Community Development District
6.00%, 05/01/2057	1,050	1,076
Lakes of Sarasota Community Development District
3.90%, 05/01/2041	285	264
4.10%, 05/01/2051	265	217
4.13%, 05/01/2031	625	634
4.13%, 05/01/2041	200	189
4.30%, 05/01/2051	325	277
5.25%, 05/01/2034	1,225	1,261
Lakes of Sarasota Community Development District 2
5.20%, 05/01/2035	975	1,008
5.50%, 05/01/2045	630	635
Lakewood Ranch Stewardship District
3.00%, 05/01/2041	210	176
3.40%, 05/01/2030	370	366
4.00%, 05/01/2040	600	578
4.00%, 05/01/2050 (2)	1,000	832
4.00%, 05/01/2050	1,000	833
4.88%, 05/01/2035	500	500
5.00%, 05/01/2036	100	100
5.13%, 05/01/2046	1,165	1,165
5.25%, 05/01/2037	245	249
5.38%, 05/01/2047	310	311
5.45%, 05/01/2048	115	116
5.80%, 05/01/2045	310	322
6.00%, 05/01/2056	4,035	4,166
Laurel Road Community Development District
3.00%, 05/01/2031	200	190
3.13%, 05/01/2031	605	578
3.25%, 05/01/2041	500	424
4.00%, 05/01/2052	1,450	1,177
Lee County Industrial Development Authority
5.00%, 11/15/2044	1,000	1,010
5.00%, 11/15/2054	2,880	2,796
5.25%, 11/15/2054	570	574
5.25%, 10/01/2057	200	184
LTC Ranch West Residential Community Development District
3.45%, 05/01/2041	1,125	969
4.75%, 05/01/2031	290	294
5.38%, 05/01/2044	840	837
5.65%, 05/01/2054	1,195	1,180
5.70%, 05/01/2044	315	320
5.75%, 05/01/2044	985	1,004
Malabar Springs Community Development District
5.50%, 05/01/2054	1,100	1,076

The accompanying notes are an integral part of these financial statements.

371

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 7.07% – (continued)
Miami Beach Health Facilities Authority
3.00%, 11/15/2051	$550	$385
Miami-Dade County Educational Facilities Authority
5.25%, 04/01/2044	2,500	2,696
5.25%, 04/01/2045	5,000	5,360
Miami-Dade County Industrial Development Authority
3.45%, 11/01/2041 (1)	975	976
6.25%, 01/01/2059 (2)	500	502
Middleton Community Development District A
4.20%, 05/01/2039	655	655
4.55%, 05/01/2044	855	831
4.75%, 05/01/2055	2,175	2,043
Midtown Miami Community Development District
5.00%, 05/01/2029	410	410
Mirada Community Development District
5.63%, 05/01/2044	1,170	1,183
6.00%, 05/01/2055	695	703
Mirada II Community Development District
4.00%, 05/01/2051	235	192
New Port Corners Community Development District
5.20%, 06/15/2045 (2)	500	500
North AR-1 Pasco Community Development District
5.75%, 05/01/2044	775	797
North River Ranch Community Development District
4.00%, 05/01/2040	405	389
4.25%, 05/01/2051	960	845
Orange County Health Facilities Authority
4.00%, 10/01/2052	395	344
5.00%, 08/01/2035	1,500	1,501
5.00%, 08/01/2040	125	125
5.00%, 08/01/2054	6,505	6,404
5.25%, 10/01/2056	2,350	2,439
Ormond Crossings West Community Development District
5.75%, 11/01/2047	500	498
Palm Beach County Health Facilities Authority
4.00%, 06/01/2041	2,950	2,639
4.00%, 11/15/2041	850	815
4.25%, 06/01/2056	3,450	2,774
5.00%, 11/15/2032	225	228
5.00%, 11/15/2042	500	511
5.00%, 11/15/2045	1,250	1,256
5.00%, 06/01/2055	3,000	2,749
5.00%, 11/15/2055	1,380	1,364
5.25%, 11/01/2055	4,000	4,061
Palm Coast Park Community Development District
5.13%, 05/01/2051	500	483
Parker Road Community Development District
3.88%, 05/01/2040	270	241
Parrish Lakes Community Development District
5.00%, 05/01/2031	185	188
5.50%, 05/01/2044	860	871
Parrish Plantation Community Development District
3.50%, 05/01/2041	500	436
Pinellas County Educational Facilities Authority
4.00%, 06/01/2046 (2)	125	95
5.00%, 06/01/2056 (2)	100	83
Pinellas County Industrial Development Authority
5.00%, 07/01/2039	400	403

The accompanying notes are an integral part of these financial statements.

372

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 7.07% – (continued)
Polk County Industrial Development Authority
5.00%, 01/01/2039	$510	$515
5.00%, 01/01/2049	1,000	950
5.00%, 01/01/2055	1,585	1,478
5.83%, 06/15/2045 (2)	2,145	2,155
6.00%, 06/15/2055 (2)	2,505	2,473
Portico Community Development District
3.50%, 05/01/2037	500	464
Radiance Community Development District
6.20%, 05/01/2045 (2)	2,510	2,597
River Hall Community Development District
3.00%, 05/01/2036	150	134
River Landing Community Development District
4.13%, 05/01/2040	360	345
Sandridge Community Development District
3.88%, 05/01/2041	250	236
Sarasota County Health Facilities Authority
5.00%, 01/01/2037	1,445	1,452
5.00%, 01/01/2042	940	940
5.00%, 01/01/2047	1,095	1,027
5.00%, 01/01/2052	460	417
Sawyers Landing Community Development District
3.75%, 05/01/2031	680	681
4.13%, 05/01/2041	1,030	974
4.25%, 05/01/2053	7,695	6,592
Seminole County Industrial Development Authority
4.00%, 06/15/2041 (2)	425	371
4.00%, 06/15/2051 (2)	830	636
4.00%, 06/15/2056 (2)	705	524
Seminole Palms Community Development District
5.20%, 05/01/2044 (2)	1,175	1,149
Shadowlawn Community Development District
5.85%, 05/01/2054	1,655	1,652
Six Mile Creek Community Development District
3.50%, 05/01/2041	315	275
St Johns County Industrial Development Authority
4.00%, 12/15/2046	250	202
4.00%, 12/15/2050	1,260	970
4.00%, 08/01/2055	1,075	893
Tolomato Community Development District
3.20%, 05/01/2032	1,400	1,326
3.25%, 05/01/2040	2,150	1,853
3.40%, 05/01/2040	3,970	3,454
4.25%, 05/01/2037	845	852
4.85%, 05/01/2038 (2)	580	587
5.13%, 05/01/2039	2,265	2,301
Town of Davie FL
5.00%, 04/01/2048	1,440	1,454
Tradition Community Development District No 9
4.00%, 05/01/2052	500	401
5.40%, 05/01/2045	1,425	1,435
5.65%, 05/01/2056	880	883
Two Lakes Community Development District
5.00%, 05/01/2055	3,110	3,110
Two Rivers West Community Development District
5.63%, 05/01/2044	250	256
5.88%, 05/01/2054	1,000	1,022

The accompanying notes are an integral part of these financial statements.

373

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Florida – 7.07% – (continued)
V-Dana Community Development District
3.50%, 05/01/2031 (2)	$525	$520
5.55%, 05/01/2055	1,250	1,251
Viera Stewardship District
3.13%, 05/01/2041	820	683
4.00%, 05/01/2053	860	689
5.30%, 05/01/2043	2,000	2,063
5.50%, 05/01/2054	2,245	2,258
Village Community Development District No 12
3.88%, 05/01/2047	205	177
4.25%, 05/01/2043	1,580	1,525
4.38%, 05/01/2050	4,980	4,560
Village Community Development District No 13
3.00%, 05/01/2029	1,400	1,386
3.25%, 05/01/2052	5,270	3,895
3.38%, 05/01/2034	940	920
3.50%, 05/01/2051 (2)	4,430	3,463
3.70%, 05/01/2050	1,000	817
Village Community Development District No 14
5.38%, 05/01/2042	3,845	3,979
Village Community Development District No 15
4.00%, 05/01/2034 (2)	500	507
4.20%, 05/01/2039 (2)	1,375	1,363
4.55%, 05/01/2044 (2)	2,845	2,746
4.80%, 05/01/2055 (2)	7,355	7,061
4.85%, 05/01/2038 (2)	500	519
5.25%, 05/01/2054 (2)	10,045	10,095
Village Community Development District No 16
5.13%, 05/01/2056	950	949
West Villages Improvement District
5.38%, 05/01/2044	990	1,005
5.63%, 05/01/2054	545	546
Westside Haines City Community Development District
3.25%, 05/01/2041	750	650
5.75%, 05/01/2044	1,190	1,224
Westview South Community Development District
5.38%, 05/01/2043	1,220	1,259
5.60%, 05/01/2053	1,075	1,092
Winter Garden Village at Fowler Groves Community Development District
3.75%, 05/01/2031	325	325

Total Florida		405,769

Georgia – 2.24%
Atlanta Development Authority
0.00%, 12/15/2048 (2)	10,073	9,047
5.00%, 04/01/2034 (2)	2,575	2,627
5.25%, 07/01/2044	5,500	5,502
5.50%, 04/01/2039 (2)	600	618
6.00%, 07/01/2050 (2)	7,375	7,641
6.50%, 01/01/2029 (4)(5)	665	379
6.75%, 01/01/2035 (4)(5)	4,585	2,613
7.00%, 01/01/2040 (4)(5)	3,315	1,890
Atlanta Urban Redevelopment Agency
2.88%, 07/01/2031 (2)	440	429
3.63%, 07/01/2042 (2)	2,870	2,604
3.88%, 07/01/2051 (2)	1,405	1,160
3.88%, 07/01/2051 (2)	1,780	1,551

The accompanying notes are an integral part of these financial statements.

374

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Georgia – 2.24% – (continued)
Augusta GA Airport Revenue
5.00%, 01/01/2027	$370	$370
City of Atlanta GA Department of Aviation
5.25%, 07/01/2049	665	693
Cobb County Kennestone Hospital Authority
5.00%, 04/01/2047	1,150	1,155
Coweta County Residential Care Facilities for the Elderly Authority
4.00%, 03/01/2031	1,260	1,236
4.00%, 03/01/2041	935	815
Development Authority for Fulton County
5.00%, 04/01/2047	1,500	1,506
Development Authority of Burke County
4.13%, 11/01/2045	2,200	2,068
Development Authority of Cobb County
6.25%, 06/01/2055 (2)	560	577
6.40%, 06/15/2053 (2)	100	100
Development Authority of Rockdale County
4.00%, 01/01/2038 (2)	5,055	4,959
Development Authority Of The City Of Marietta
5.00%, 11/01/2037 (2)	3,565	3,410
5.00%, 11/01/2047 (2)	1,245	1,072
Fayette County Development Authority
5.00%, 10/01/2037	175	194
5.00%, 10/01/2038	95	105
5.00%, 10/01/2039	100	109
5.00%, 10/01/2040	75	81
5.25%, 10/01/2054	110	113
Fulton County Residential Care Facilities for the Elderly Authority
4.00%, 04/01/2041 (2)	205	188
4.00%, 04/01/2051 (2)	2,075	1,657
5.00%, 07/01/2036	330	330
5.00%, 04/01/2047 (2)	935	891
5.00%, 04/01/2054 (2)	735	681
Gainesville & Hall County Development Authority
5.63%, 06/01/2050	2,795	2,815
5.75%, 06/01/2055	1,000	1,012
Gainesville & Hall County Hospital Authority
5.50%, 02/15/2042	1,330	1,358
George L Smith II Congress Center Authority
2.38%, 01/01/2031	190	178
3.63%, 01/01/2031 (2)	2,105	2,049
4.00%, 01/01/2036	100	100
4.00%, 01/01/2054	7,980	6,841
5.00%, 01/01/2036 (2)	2,125	2,179
5.00%, 01/01/2054 (2)	7,980	7,580
Macon-Bibb County Urban Development Authority
5.00%, 06/15/2027 (2)	10	10
5.75%, 06/15/2037 (2)	1,105	1,121
5.88%, 06/15/2047 (2)	240	241
6.00%, 06/15/2052 (2)	105	105
Main Street Natural Gas, Inc.
4.00%, 08/01/2052 (1)(2)	3,250	3,247
5.00%, 05/15/2043	4,520	4,600
5.00%, 12/01/2052 (1)	6,490	6,787
5.00%, 06/01/2053 (1)	240	253
5.00%, 07/01/2053 (1)	790	834
5.00%, 09/01/2053 (1)	400	426
5.00%, 04/01/2054 (1)	1,360	1,461

The accompanying notes are an integral part of these financial statements.

375

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Georgia – 2.24% – (continued)
5.00%, 05/01/2054 (1)	$2,975	$3,196
5.00%, 12/01/2054 (1)	1,445	1,548
5.00%, 12/01/2054 (1)	2,510	2,686
5.00%, 05/01/2055 (1)	1,700	1,813
5.00%, 06/01/2055 (1)	820	888
Municipal Electric Authority of Georgia
5.00%, 01/01/2031	180	191
5.00%, 01/01/2034	500	523
5.00%, 01/01/2038	1,250	1,284
5.00%, 01/01/2048	1,350	1,351
5.00%, 01/01/2049	6,455	6,456
5.25%, 07/01/2064	2,000	2,066
Private Colleges & Universities Authority
4.00%, 04/01/2044	1,000	956
Savannah Georgia Convention Center Authority
5.25%, 06/01/2061	2,100	2,090
6.00%, 06/01/2050 (2)	2,025	2,007

Total Georgia		128,623

Guam – 0.56%
Antonio B Won Pat International Airport Authority
5.00%, 10/01/2029	225	238
5.13%, 10/01/2034	780	852
5.25%, 10/01/2029	1,145	1,211
5.25%, 10/01/2030	750	803
5.25%, 10/01/2039	200	216
5.25%, 10/01/2041	50	53
5.38%, 10/01/2033	1,050	1,165
5.38%, 10/01/2043	1,250	1,304
Guam Government Waterworks Authority
5.25%, 07/01/2050	4,550	4,686
5.50%, 07/01/2043	675	730
Guam Power Authority
5.00%, 10/01/2033	765	787
5.00%, 10/01/2042	350	363
5.00%, 10/01/2043	1,965	2,023
5.00%, 10/01/2044	1,145	1,172
Territory of Guam
4.00%, 01/01/2036	1,500	1,520
4.00%, 11/15/2039	750	733
4.00%, 01/01/2042	2,430	2,342
5.00%, 11/01/2028	250	263
5.00%, 01/01/2030	2,125	2,281
5.00%, 11/01/2030	250	272
5.00%, 01/01/2031	1,635	1,777
5.00%, 11/15/2031	1,940	2,049
5.00%, 11/01/2035	875	932
5.00%, 11/01/2040	2,200	2,300
5.25%, 01/01/2038	365	402
5.25%, 01/01/2039	890	975
5.25%, 01/01/2040	500	543

Total Guam		31,992

Hawaii – 0.22%
City & County Honolulu HI Wastewater System Revenue
3.00%, 07/01/2041	1,000	870
5.25%, 07/01/2054	320	342

The accompanying notes are an integral part of these financial statements.

376

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Hawaii – 0.22% – (continued)
State of Hawaii Airports System Revenue
5.50%, 07/01/2054	$1,355	$1,443
State of Hawaii Department of Budget & Finance
2.10%, 07/01/2051 (1)	4,500	4,500
3.20%, 07/01/2039	1,765	1,581
4.00%, 03/01/2037	3,660	3,627

Total Hawaii		12,363

Idaho – 0.38%
Avimor Community Infrastructure District No 1
5.50%, 09/01/2053 (2)	3,000	2,981
Idaho Health Facilities Authority
4.00%, 10/01/2033	1,250	1,228
4.25%, 10/01/2039	200	193
4.50%, 10/01/2050	3,750	3,238
4.55%, 10/01/2056	545	466
Idaho Housing & Finance Association
4.00%, 08/15/2049	800	751
4.00%, 08/15/2050	1,315	1,233
5.00%, 07/01/2040 (2)	250	242
6.00%, 07/01/2054	185	204
6.25%, 01/01/2056	1,665	1,885
Power County Industrial Development Corp.
6.45%, 08/01/2032	310	311
Spring Valley Community Infrastructure District No 1
3.75%, 09/01/2051 (2)	5,466	5,208
6.25%, 09/01/2053 (2)	3,800	3,892

Total Idaho		21,832

Illinois – 4.87%
Chicago Board of Education
0.00%, 12/01/2027	1,055	983
0.00%, 12/01/2028	5,095	4,574
0.00%, 12/01/2029	80	69
0.00%, 12/01/2029	660	570
0.00%, 12/01/2029	965	842
0.00%, 12/01/2030	1,765	1,465
0.00%, 12/01/2031	290	231
4.00%, 12/01/2035	1,000	929
4.00%, 12/01/2041	2,000	1,742
4.00%, 12/01/2047	500	389
5.00%, 12/01/2027	500	508
5.00%, 12/01/2030	3,000	3,083
5.00%, 12/01/2033	1,930	1,940
5.00%, 12/01/2034	320	331
5.00%, 12/01/2034	585	581
5.00%, 12/01/2034	3,750	3,765
5.00%, 12/01/2035	2,550	2,555
5.00%, 12/01/2036	335	331
5.00%, 12/01/2038	570	567
5.00%, 12/01/2040	500	490
5.00%, 12/01/2041	600	584
5.00%, 12/01/2042	1,960	1,895
5.00%, 12/01/2044	2,390	2,249
5.00%, 12/01/2046	5,550	5,108
5.00%, 12/01/2047	1,650	1,509
5.50%, 12/01/2026	1,070	1,082
5.50%, 12/01/2032	475	502

The accompanying notes are an integral part of these financial statements.

377

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 4.87% – (continued)
5.50%, 12/01/2045	$2,540	$2,526
5.75%, 12/01/2050	6,075	6,041
6.00%, 12/01/2042	1,310	1,386
6.00%, 12/01/2043	1,815	1,909
6.00%, 12/01/2044	1,165	1,215
6.00%, 12/01/2049	3,500	3,541
6.25%, 12/01/2050	5,580	5,830
6.50%, 12/01/2046	2,000	2,012
6.75%, 12/01/2030 (2)	1,000	1,049
7.00%, 12/01/2042 (2)	100	103
7.00%, 12/01/2046 (2)	6,000	6,161
Chicago Midway International Airport
5.00%, 01/01/2046	300	300
Chicago O'Hare International Airport
5.00%, 07/01/2048	500	493
5.00%, 01/01/2060	1,525	1,521
5.50%, 01/01/2055	1,990	2,073
5.50%, 01/01/2059	2,975	3,081
Chicago Transit Authority Sales Tax Receipts Fund
4.00%, 12/01/2049	2,265	2,029
5.00%, 12/01/2057	1,285	1,295
City of Chicago IL
0.00%, 01/01/2027	680	660
0.00%, 01/01/2031	450	377
4.00%, 01/01/2035	680	663
5.00%, 01/01/2027	5,000	5,059
5.00%, 01/01/2028	1,290	1,320
5.00%, 01/01/2034	385	404
5.00%, 01/01/2035	750	750
5.00%, 01/01/2038	1,130	1,130
5.00%, 01/01/2038	1,370	1,371
5.00%, 01/01/2040	70	70
5.00%, 01/01/2044	1,000	975
5.25%, 01/01/2038	1,000	1,040
5.50%, 01/01/2035	270	281
5.50%, 01/01/2039	335	351
5.50%, 01/01/2040	3,640	3,774
5.50%, 01/01/2041	875	910
6.00%, 01/01/2050	2,800	2,894
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2044	530	560
5.25%, 01/01/2048	1,000	1,031
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2026	500	509
5.00%, 11/01/2038	525	567
County of Cook IL
5.00%, 11/15/2031	200	203
Illinois Development Finance Authority
8.00%, 06/01/2032	1,050	1,051
Illinois Finance Authority
2.45%, 10/01/2039 (1)	250	243
3.00%, 07/15/2040	235	208
3.00%, 05/15/2050	1,000	706
4.00%, 10/15/2030	230	229
4.00%, 10/15/2031	1,135	1,127
4.00%, 10/15/2037	750	702
4.00%, 05/01/2040	245	236
4.00%, 10/15/2044	200	164

The accompanying notes are an integral part of these financial statements.

378

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 4.87% – (continued)
4.00%, 05/01/2050	$440	$370
4.25%, 07/01/2041	120	122
4.60%, 10/01/2053 (1)	250	251
5.00%, 07/01/2029	160	168
5.00%, 07/01/2030	180	191
5.00%, 07/01/2031	115	123
5.00%, 11/01/2031	245	248
5.00%, 05/15/2033	1,440	1,388
5.00%, 07/01/2033	125	135
5.00%, 02/15/2034	20	21
5.00%, 02/15/2034	100	102
5.00%, 05/15/2034	300	305
5.00%, 12/01/2034	50	50
5.00%, 05/15/2035	515	520
5.00%, 02/15/2036	30	31
5.00%, 02/15/2036	140	143
5.00%, 05/15/2037	655	660
5.00%, 10/01/2038	180	162
5.00%, 12/01/2040	1,500	1,514
5.00%, 02/15/2041	115	118
5.00%, 02/15/2041	120	121
5.00%, 05/15/2041	400	389
5.00%, 08/15/2041	625	673
5.00%, 10/01/2041	425	427
5.00%, 08/01/2046	200	195
5.00%, 12/01/2046	5,010	5,057
5.00%, 02/15/2047	1,255	1,205
5.00%, 05/15/2047	205	196
5.00%, 12/01/2047	2,715	2,636
5.00%, 08/01/2049	420	404
5.00%, 02/15/2050	575	544
5.00%, 05/15/2051	1,000	868
5.00%, 05/15/2056	1,680	1,428
5.13%, 05/15/2038	1,935	1,781
5.13%, 11/01/2046	1,035	1,037
5.25%, 05/15/2042	2,870	2,514
5.25%, 05/15/2054	1,575	1,230
5.38%, 11/01/2050	510	510
5.38%, 11/01/2055	950	948
5.63%, 08/01/2053 (2)	1,705	1,742
6.00%, 10/01/2045 (2)	2,015	2,046
6.00%, 10/01/2050 (2)	2,175	2,162
6.13%, 11/15/2035	180	180
6.13%, 10/01/2050 (2)	1,125	1,138
6.38%, 11/15/2043	270	270
7.25%, 09/01/2052 (1)(2)	500	545
Illinois Housing Development Authority
3.00%, 04/01/2051	330	325
3.00%, 04/01/2051	1,050	1,036
4.88%, 04/01/2050	6,225	6,256
5.00%, 10/01/2046	95	96
5.25%, 10/01/2052	780	814
6.00%, 10/01/2054	330	357
6.00%, 10/01/2055	690	766
6.25%, 10/01/2052	85	91
6.25%, 04/01/2054	1,155	1,254
6.25%, 10/01/2054	430	480
6.25%, 10/01/2055	145	159

The accompanying notes are an integral part of these financial statements.

379

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 4.87% – (continued)
6.25%, 10/01/2055	$4,990	$5,629
6.25%, 04/01/2056	680	775
Illinois Sports Facilities Authority
0.00%, 06/15/2026	200	197
Illinois State Toll Highway Authority
5.00%, 01/01/2042	250	255
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2028	500	463
0.00%, 12/15/2029	1,000	884
0.00%, 12/15/2030	260	221
0.00%, 12/15/2031	2,620	2,154
0.00%, 12/15/2032	1,000	791
0.00%, 06/15/2033	3,490	2,708
0.00%, 12/15/2033	3,950	3,003
0.00%, 12/15/2034	550	401
0.00%, 12/15/2035	10,000	6,973
0.00%, 06/15/2036	3,050	2,070
0.00%, 06/15/2036	3,065	2,080
0.00%, 12/15/2036	1,650	1,092
0.00%, 06/15/2037	1,585	1,020
0.00%, 12/15/2038	205	122
0.00%, 06/15/2039	1,575	918
0.00%, 12/15/2039	3,000	1,702
0.00%, 06/15/2041	1,535	794
0.00%, 12/15/2041	510	258
0.00%, 06/15/2044	2,200	955
0.00%, 06/15/2045	1,500	610
0.00%, 12/15/2051	690	188
0.00%, 12/15/2051	4,500	1,276
0.00%, 12/15/2054	3,000	729
0.00%, 12/15/2056	310	68
4.00%, 12/15/2042	1,040	992
4.00%, 12/15/2047	210	186
4.00%, 06/15/2050	1,335	1,160
4.00%, 06/15/2052	2,030	1,745
5.00%, 06/15/2042	4,600	4,700
5.00%, 12/15/2045	50	50
5.00%, 06/15/2050	18,045	17,951
5.00%, 06/15/2053	965	965
5.00%, 06/15/2057	9,300	9,170
Northern Illinois University
4.00%, 10/01/2039	875	870
4.00%, 04/01/2040	100	99
4.00%, 10/01/2040	800	792
4.00%, 04/01/2041	450	442
4.00%, 10/01/2041	800	786
4.00%, 10/01/2043	1,005	941
Regional Transportation Authority
5.75%, 06/01/2034	130	149
6.00%, 07/01/2033	510	590
Sales Tax Securitization Corp.
5.00%, 01/01/2037	400	440
Schaumburg Cook & DuPage Counties IL
6.13%, 12/30/2038 (2)	1,565	1,574
State of Illinois
4.00%, 06/01/2036	540	540
4.00%, 03/01/2039	2,055	2,013
4.00%, 11/01/2039	2,000	1,947

The accompanying notes are an integral part of these financial statements.

380

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Illinois – 4.87% – (continued)
4.00%, 10/01/2045	$3,000	$2,720
4.25%, 10/01/2045	130	123
5.00%, 02/01/2026	95	95
5.00%, 11/01/2027	100	102
5.00%, 10/01/2031	955	1,004
5.00%, 05/01/2032	2,100	2,190
5.00%, 10/01/2032	215	226
5.00%, 11/01/2037	2,240	2,263
5.00%, 09/01/2041	10,000	10,642
5.25%, 05/01/2047	1,605	1,662
5.50%, 03/01/2042	3,410	3,668
5.50%, 03/01/2047	435	456
5.50%, 05/01/2047	160	168
State of Illinois Sales Tax Revenue
5.00%, 06/15/2027	230	237
5.00%, 06/15/2040	1,625	1,752
Upper Illinois River Valley Development Authority
5.00%, 12/01/2032 (2)	180	180
5.25%, 12/01/2037 (2)	2,005	1,988
5.25%, 12/01/2047 (2)	550	498
6.00%, 12/01/2055 (2)	2,450	2,462
Village of Volo IL Special Service Area No 17
5.50%, 03/01/2047	1,000	1,000

Total Illinois		279,380

Indiana – 1.25%
City of East Chicago IN
5.50%, 09/01/2028	120	117
City of Valparaiso IN
4.88%, 01/01/2044 (2)	2,200	2,202
5.00%, 01/01/2054 (2)	9,785	9,514
City of Whiting IN
4.20%, 06/01/2044 (1)	920	967
4.40%, 11/01/2045 (1)	575	603
4.40%, 03/01/2046 (1)	1,250	1,312
5.00%, 12/01/2044 (1)	2,725	2,750
Indiana Finance Authority
1.40%, 08/01/2029	115	105
2.50%, 11/01/2030	1,565	1,500
3.00%, 11/01/2030	110	108
3.00%, 11/01/2030	1,150	1,125
4.00%, 11/15/2030	1,000	1,007
4.00%, 11/15/2037	1,000	967
4.00%, 11/15/2041	100	93
4.00%, 11/15/2043	155	136
4.13%, 12/01/2026	5,830	5,833
4.25%, 11/01/2030	11,790	12,113
5.00%, 11/15/2038	600	610
5.00%, 06/01/2041	960	893
5.00%, 11/15/2043	140	150
5.00%, 06/01/2053	1,800	1,766
5.00%, 11/15/2053	1,350	1,286
5.00%, 07/01/2059	2,025	2,009
5.00%, 10/01/2064 (1)	1,500	1,602
5.25%, 11/15/2046	3,405	3,409
5.50%, 09/15/2039	1,900	2,041
5.50%, 09/15/2044	2,730	2,792
5.50%, 07/01/2052	4,145	4,216

The accompanying notes are an integral part of these financial statements.

381

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Indiana – 1.25% – (continued)
5.75%, 03/01/2054	$4,520	$4,729
5.75%, 05/15/2060	3,000	3,026
Indiana Housing & Community Development Authority
3.00%, 01/01/2052	715	703
Indiana Secondary Market for Education Loans, Inc.
4.00%, 06/01/2046	100	97
5.00%, 06/01/2029	120	125
Indianapolis Local Public Improvement Bond Bank
6.13%, 03/01/2057	2,000	2,097

Total Indiana		72,003

Iowa – 0.65%
Iowa Finance Authority
4.00%, 07/01/2052	9,675	9,768
4.75%, 08/01/2042	6,940	6,940
5.00%, 03/01/2033	200	202
5.00%, 03/01/2038	350	352
5.00%, 05/15/2049	600	558
5.13%, 05/15/2059	1,600	1,479
5.75%, 12/01/2055	1,850	1,927
6.00%, 12/01/2055	3,650	3,665
Iowa Student Loan Liquidity Corp.
3.00%, 12/01/2039	185	181
4.50%, 12/01/2045	1,140	1,175
5.00%, 12/01/2034	195	211
5.00%, 12/01/2035	640	686
5.00%, 12/01/2054	2,280	2,187
Iowa Tobacco Settlement Authority
0.00%, 06/01/2065	48,525	6,928
4.00%, 06/01/2036	775	776

Total Iowa		37,035

Kansas – 0.19%
City of Lenexa KS
5.00%, 05/15/2027	135	136
5.00%, 05/15/2030	85	86
5.00%, 05/15/2032	330	335
5.00%, 05/15/2039	705	709
City of Manhattan KS
4.00%, 06/01/2036	580	558
4.00%, 06/01/2046	1,155	961
5.50%, 06/01/2055	390	390
5.50%, 06/01/2060	1,430	1,420
City of Overland Park KS Sales Tax Revenue
6.50%, 11/15/2042 (2)	4,025	4,230
City of Wichita KS
3.15%, 02/01/2030 (1)	715	717
Wyandotte County-Kansas City Unified Government
5.75%, 09/01/2032	250	240
5.75%, 09/01/2039 (2)	950	966

Total Kansas		10,748

Kentucky – 0.99%
City of Ashland KY
4.00%, 02/01/2034	500	501
4.00%, 02/01/2038	620	611
City of Henderson KY
3.70%, 01/01/2032 (2)	1,765	1,764

The accompanying notes are an integral part of these financial statements.

382

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Kentucky – 0.99% – (continued)
4.45%, 01/01/2042 (2)	$1,165	$1,142
4.70%, 01/01/2052 (2)	2,650	2,473
4.70%, 01/01/2052 (2)	5,000	4,667
County of Boyle KY
5.25%, 06/01/2049	1,900	1,917
Kenton County Airport Board
5.25%, 01/01/2049	2,325	2,402
Kentucky Economic Development Finance Authority
5.00%, 06/01/2026	2,700	2,715
5.00%, 05/15/2031	350	347
5.00%, 06/01/2037	785	791
5.00%, 06/01/2041	570	572
5.00%, 06/01/2045	2,175	2,176
5.00%, 05/15/2046	980	806
5.00%, 05/15/2051	575	453
5.25%, 06/01/2041	5,940	5,992
5.25%, 06/01/2050	955	955
5.38%, 11/15/2042	305	263
5.50%, 11/15/2045	115	96
6.00%, 11/15/2036	275	217
6.25%, 11/15/2046	2,565	1,833
6.38%, 11/15/2051	645	452
Kentucky Higher Education Student Loan Corp.
4.00%, 06/01/2037	555	549
4.75%, 06/01/2040	350	359
Kentucky Housing Corp.
6.25%, 01/01/2055	100	109
6.25%, 07/01/2055	200	220
Kentucky Public Energy Authority
4.00%, 02/01/2050 (1)	4,805	4,868
5.00%, 05/01/2036	7,000	7,433
5.00%, 01/01/2055 (1)	2,005	2,157
5.00%, 05/01/2055 (1)	200	210
5.25%, 04/01/2054 (1)	2,000	2,160
5.25%, 06/01/2055 (1)	4,185	4,427
Louisville/Jefferson County Metropolitan Government
2.00%, 10/01/2033	1,000	872
3.00%, 10/01/2043	185	148
5.00%, 05/15/2052	100	99

Total Kentucky		56,756

Louisiana – 1.15%
Calcasieu Parish Memorial Hospital Service District
5.00%, 12/01/2039	1,400	1,366
Jefferson Parish Economic Development & Port District
5.50%, 06/15/2038 (2)	765	769
5.63%, 06/15/2048 (2)	1,750	1,689
Louisiana Housing Corp.
5.75%, 06/01/2054	575	622
Louisiana Local Government Environmental Facilities & Community Development Auth
2.50%, 04/01/2036	4,195	3,598
3.50%, 11/01/2032	14,535	14,417
5.00%, 11/15/2037 (2)	290	301
5.00%, 11/15/2044 (2)	325	312
5.25%, 11/15/2053 (2)	345	325
5.25%, 11/15/2059 (2)	655	607
Louisiana Public Facilities Authority
4.00%, 06/01/2031 (2)	185	179

The accompanying notes are an integral part of these financial statements.

383

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Louisiana – 1.15% – (continued)
4.00%, 06/01/2031 (2)	$435	$421
4.00%, 06/01/2041 (2)	325	272
4.38%, 05/01/2053 (1)(2)	1,740	1,742
4.75%, 07/01/2065	2,500	2,432
5.00%, 12/15/2043 (2)	450	432
5.00%, 07/01/2051	500	498
5.00%, 07/01/2059	100	99
5.25%, 07/01/2055	1,000	1,044
5.50%, 09/01/2059	600	606
5.75%, 09/01/2064	3,135	3,230
6.00%, 06/15/2059 (2)	5,325	5,336
6.15%, 06/15/2055 (2)	5,415	5,503
6.38%, 06/15/2053 (2)	2,000	2,022
6.50%, 10/01/2053 (1)(2)	250	263
6.75%, 10/01/2053 (1)(2)	2,100	2,219
New Orleans Aviation Board
5.00%, 01/01/2034	145	160
5.00%, 01/01/2036	500	505
5.00%, 01/01/2037	500	504
5.00%, 01/01/2048	525	525
Parish of St James LA
3.70%, 08/01/2041 (1)	670	679
6.10%, 06/01/2038 (1)(2)	2,360	2,598
6.10%, 12/01/2040 (1)(2)	4,045	4,456
6.35%, 07/01/2040 (2)	3,380	3,690
6.35%, 10/01/2040 (2)	440	481
Parish of St John the Baptist LA
2.38%, 06/01/2037 (1)	2,025	2,020

Total Louisiana		65,922

Maine – 0.15%
Finance Authority of Maine
4.63%, 12/01/2047 (1)(2)	2,110	2,126
5.00%, 08/01/2035 (2)	560	578
Maine Health & Higher Educational Facilities Authority
5.00%, 07/01/2046	1,250	1,162
Maine State Housing Authority
4.90%, 11/15/2055	4,925	4,897

Total Maine		8,763

Maryland – 1.85%
City of Baltimore MD
3.63%, 06/01/2046 (2)	3,435	2,891
4.00%, 09/01/2027	350	351
5.00%, 09/01/2030	990	1,007
5.00%, 09/01/2031	1,400	1,423
5.00%, 09/01/2036	2,790	2,817
5.00%, 09/01/2039	500	503
5.00%, 09/01/2042	695	696
5.00%, 09/01/2046	4,010	3,940
City of Gaithersburg MD
5.00%, 01/01/2027	1,435	1,447
5.00%, 01/01/2028	135	138
5.00%, 01/01/2033	635	647
5.00%, 01/01/2037	400	410
5.13%, 01/01/2042	500	509
City of Rockville MD
4.25%, 11/01/2037	110	104

The accompanying notes are an integral part of these financial statements.

384

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Maryland – 1.85% – (continued)
4.50%, 11/01/2043	$135	$122
5.00%, 11/01/2029	35	35
5.00%, 11/01/2031	960	972
5.00%, 11/01/2032	35	35
5.00%, 11/01/2035	70	71
5.00%, 11/01/2037	1,285	1,290
5.00%, 11/01/2042	2,480	2,410
5.00%, 11/01/2047	2,835	2,590
City of Westminster MD
6.25%, 07/01/2044	2,775	2,776
County of Baltimore MD
4.00%, 01/01/2031	505	521
4.00%, 01/01/2050	300	263
5.00%, 01/01/2026	250	250
County of Frederick MD
5.00%, 09/01/2045 (2)	4,000	3,503
County of Howard MD
4.00%, 02/15/2028 (2)	200	200
5.00%, 04/01/2044	500	466
County of Montgomery MD
2.45%, 11/01/2037 (1)	1,000	1,000
5.38%, 07/01/2048	1,065	937
County of Prince George's MD
4.38%, 07/01/2048 (2)	500	465
5.13%, 07/01/2039 (2)	1,500	1,508
County of Washington MD
4.00%, 05/01/2026	120	120
4.00%, 05/01/2027	120	121
4.00%, 05/01/2030	140	143
4.00%, 05/01/2031	75	77
4.00%, 05/01/2036	1,690	1,694
4.00%, 05/01/2042	3,770	3,576
Maryland Community Development Administration
6.00%, 03/01/2053	2,360	2,509
6.25%, 03/01/2054	465	504
Maryland Economic Development Corp.
4.00%, 06/01/2038	350	323
4.00%, 07/01/2040	450	419
4.00%, 09/01/2040	150	141
4.00%, 06/01/2048	125	101
4.00%, 09/01/2050	950	795
4.38%, 07/01/2036	400	396
4.50%, 07/01/2044	500	469
5.00%, 06/01/2027	265	271
5.00%, 07/01/2027	470	471
5.00%, 06/01/2028	100	104
5.00%, 07/01/2028	100	102
5.00%, 11/12/2028	3,145	3,165
5.00%, 06/01/2029 (2)	165	165
5.00%, 07/01/2029	75	77
5.00%, 06/01/2030	70	73
5.00%, 06/01/2032	70	73
5.00%, 06/01/2033 (2)	170	170
5.00%, 06/01/2035	1,590	1,644
5.00%, 07/01/2036	100	101
5.00%, 06/01/2044	425	430
5.00%, 07/01/2045	1,105	1,150
5.00%, 07/01/2048 (1)(2)	1,795	1,879

The accompanying notes are an integral part of these financial statements.

385

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Maryland – 1.85% – (continued)
5.00%, 06/01/2058	$945	$947
5.00%, 07/01/2060	705	718
5.25%, 06/30/2053	2,395	2,441
5.25%, 06/30/2055	15,360	14,981
Maryland Health & Higher Educational Facilities Authority
4.00%, 06/01/2046	1,080	946
4.00%, 06/01/2051	2,655	2,252
4.00%, 06/01/2055	1,125	936
5.00%, 07/01/2030	600	618
5.00%, 05/15/2032	430	486
5.00%, 07/01/2032	40	40
5.00%, 07/01/2033	105	106
5.00%, 07/01/2034	120	121
5.00%, 07/01/2035	110	111
5.00%, 07/01/2036	100	101
5.00%, 08/15/2038	1,945	1,949
5.00%, 07/01/2043	500	505
5.00%, 07/01/2054	1,000	1,018
5.25%, 07/01/2054	1,555	1,631
5.50%, 01/01/2036	465	474
5.50%, 01/01/2046	3,410	3,441
5.50%, 06/01/2047	500	503
5.50%, 07/01/2056	1,410	1,463
Maryland Stadium Authority
4.00%, 06/01/2046	3,000	2,804
Montgomery County Housing Opportunities Commission
4.90%, 07/01/2055	1,000	1,000
Prince George's County Revenue Authority
4.75%, 07/01/2036 (2)	120	120
5.00%, 07/01/2046 (2)	670	670
State of Maryland Department of Transportation
5.25%, 08/01/2049	4,600	4,831
Town of Chestertown MD
6.25%, 03/01/2045	1,460	1,457
6.50%, 03/01/2050	400	400
6.50%, 03/01/2055	1,570	1,554
Washington Suburban Sanitary Commission
4.00%, 06/01/2038	100	102

Total Maryland		106,286

Massachusetts – 0.71%
Commonwealth of Massachusetts
5.00%, 09/01/2050	1,000	1,029
Massachusetts Development Finance Agency
4.00%, 10/01/2039	340	332
5.00%, 07/15/2036	235	260
5.00%, 07/15/2037	245	271
5.00%, 10/01/2037 (2)	645	652
5.00%, 11/15/2038 (2)	180	186
5.00%, 10/01/2041	825	825
5.00%, 07/01/2044 (2)	1,000	1,002
5.00%, 07/01/2044	4,000	3,934
5.00%, 07/15/2046	1,000	1,108
5.00%, 10/01/2048	9,700	9,143
5.00%, 10/01/2057 (2)	4,880	4,687
5.13%, 01/01/2040	1,740	1,746
5.13%, 11/15/2046 (2)	1,050	1,064
5.25%, 01/01/2050	430	398

The accompanying notes are an integral part of these financial statements.

386

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Massachusetts – 0.71% – (continued)
5.25%, 07/01/2055	$1,000	$984
5.25%, 06/01/2060	700	723
5.25%, 06/01/2065	700	722
5.50%, 07/01/2050	3,225	3,434
5.50%, 08/15/2050	2,000	2,070
6.00%, 07/01/2050	400	426
Massachusetts Educational Financing Authority
2.00%, 07/01/2037	245	204
2.63%, 07/01/2036	35	35
3.63%, 07/01/2038	410	408
4.25%, 07/01/2032	125	127
4.25%, 07/01/2044	310	310
5.00%, 07/01/2054	5,000	4,832

Total Massachusetts		40,912

Michigan – 1.05%
Calhoun County Hospital Finance Authority
5.00%, 02/15/2037	1,765	1,775
5.00%, 02/15/2041	385	382
5.00%, 02/15/2047	1,080	1,009
City of Detroit MI
4.00%, 04/01/2040	950	929
4.00%, 04/01/2041	325	315
5.00%, 04/01/2029	570	592
5.00%, 04/01/2030	555	577
5.00%, 04/01/2031	1,000	1,038
5.00%, 04/01/2032	1,425	1,477
5.00%, 04/01/2033	250	259
5.00%, 04/01/2034	1,000	1,033
5.00%, 04/01/2037	145	149
5.00%, 04/01/2038	100	103
5.00%, 04/01/2039	170	179
5.00%, 04/01/2046	1,000	1,010
5.00%, 04/01/2050	750	753
5.50%, 04/01/2031	560	612
5.50%, 04/01/2033	470	510
5.50%, 04/01/2035	350	378
5.50%, 04/01/2037	465	498
5.50%, 04/01/2039	645	685
5.50%, 04/01/2045	750	773
5.50%, 04/01/2050	605	618
Flint Hospital Building Authority
4.00%, 07/01/2038	500	484
5.25%, 07/01/2039	190	190
Gerald R Ford International Airport Authority
5.00%, 01/01/2046	1,500	1,535
5.00%, 01/01/2051	3,625	3,672
Grand Rapids Economic Development Corp.
5.00%, 11/01/2032	145	146
5.00%, 11/01/2037	580	578
5.00%, 11/01/2047	500	435
5.00%, 11/01/2052	515	435
5.75%, 11/01/2045	2,400	2,386
6.13%, 11/01/2060	5,700	5,642
Ivywood Classical Academy
6.25%, 01/01/2059	2,750	2,672
Kentwood Economic Development Corp.
4.00%, 11/15/2031	865	873

The accompanying notes are an integral part of these financial statements.

387

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Michigan – 1.05% – (continued)
4.00%, 11/15/2037	$690	$665
4.00%, 11/15/2043	1,350	1,189
4.00%, 11/15/2045	1,000	849
5.00%, 11/15/2037	1,425	1,432
5.00%, 11/15/2041	750	754
Michigan Finance Authority
4.00%, 12/01/2040	165	163
4.00%, 11/15/2050	160	141
5.00%, 06/01/2029	1,500	1,597
Michigan State Housing Development Authority
5.00%, 06/01/2053	670	698
6.00%, 06/01/2054	225	244
Michigan Strategic Fund
4.00%, 10/01/2061 (1)	6,600	6,594
5.00%, 05/15/2037	250	254
5.00%, 11/15/2043	750	748
5.00%, 05/15/2044	250	242
5.00%, 11/15/2049	1,340	1,248
6.25%, 11/15/2043	620	620
Michigan Tobacco Settlement Finance Authority
0.00%, 06/01/2052	4,030	499
State of Michigan Trunk Line Revenue
4.00%, 11/15/2046	250	237
University of Michigan
2.25%, 04/01/2042 (1)	4,000	4,000
Wayne County Airport Authority
5.00%, 12/01/2037	250	261
5.00%, 12/01/2042	900	909
5.00%, 12/01/2047	2,000	2,004

Total Michigan		60,050

Minnesota – 0.49%
City of Apple Valley MN
5.38%, 09/01/2045	375	382
5.50%, 09/01/2055	600	608
5.63%, 09/01/2065	1,000	1,015
City of Deephaven MN
6.13%, 06/15/2061 (2)	6,000	5,497
City of Rochester MN
5.00%, 11/15/2057	3,120	3,199
5.25%, 12/01/2038	1,000	973
City of Shakopee MN Senior Housing Revenue
5.75%, 11/01/2055	1,800	1,791
City of Woodbury MN
4.00%, 07/01/2041	60	51
4.00%, 07/01/2051	1,665	1,230
4.00%, 07/01/2056	40	28
5.25%, 06/01/2045 (2)	1,000	948
5.50%, 06/01/2063 (2)	1,250	1,157
6.00%, 07/01/2065	2,975	2,940
Housing & Redevelopment Authority of The City of St Paul Minnesota
4.00%, 11/01/2042	675	570
5.50%, 09/01/2055	105	103
5.63%, 09/01/2065	290	283
Minnesota Agricultural & Economic Development Board
5.25%, 01/01/2054	2,300	2,379
Minnesota Housing Finance Agency
4.25%, 01/01/2049	480	484

The accompanying notes are an integral part of these financial statements.

388

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Minnesota – 0.49% – (continued)
6.25%, 01/01/2054	$2,230	$2,415
6.50%, 07/01/2054	895	979
Minnesota Office of Higher Education
2.65%, 11/01/2038	455	424
4.00%, 11/01/2042	495	479

Total Minnesota		27,935

Mississippi – 0.11%
County of Lowndes MS
2.65%, 04/01/2037 (1)	190	190
County of Warren MS
4.20%, 05/01/2034	1,950	2,024
Mississippi Business Finance Corp.
2.38%, 06/01/2044	400	259
2.50%, 12/01/2030 (1)	1,500	1,500
5.00%, 02/01/2036 (1)(2)	1,350	1,365
Mississippi Home Corp.
4.00%, 12/01/2044	245	247
Mississippi Hospital Equipment & Facilities Authority
5.00%, 09/01/2046	500	497

Total Mississippi		6,082

Missouri – 1.23%
Cape Girardeau County Industrial Development Authority
3.00%, 03/01/2046	350	273
4.00%, 03/01/2041	285	286
5.00%, 03/01/2036	100	102
5.50%, 05/01/2044 (2)	465	448
County of Phelps MO
6.00%, 12/01/2055	2,000	2,137
Health & Educational Facilities Authority of the State of Missouri
4.00%, 02/01/2028	250	252
4.00%, 08/01/2031	310	307
4.00%, 08/01/2036	590	563
4.00%, 08/01/2041	745	668
4.00%, 02/01/2042	2,465	2,252
4.00%, 02/01/2048	3,220	2,699
4.00%, 11/15/2048	550	506
5.00%, 02/01/2035	2,045	2,047
5.00%, 08/01/2040	1,145	1,145
5.00%, 02/01/2042	4,310	4,329
5.00%, 08/01/2045	250	241
5.00%, 02/01/2046	1,190	1,165
5.00%, 02/01/2046	1,350	1,321
5.25%, 02/01/2048	250	251
Industrial Development Authority of the City of St Louis Missouri
3.88%, 11/15/2029	105	102
4.38%, 11/15/2035	1,540	1,446
4.75%, 11/15/2047	4,695	4,124
Joplin Industrial Development Authority
3.50%, 11/01/2040	115	108
Kansas City Industrial Development Authority
4.00%, 03/01/2050	4,515	3,928
4.00%, 03/01/2057	7,365	6,378
5.00%, 06/01/2046 (2)	700	682
6.00%, 01/01/2048 (2)	2,250	2,292
Kirkwood Industrial Development Authority
5.25%, 05/15/2037	135	135

The accompanying notes are an integral part of these financial statements.

389

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Missouri – 1.23% – (continued)
5.25%, 05/15/2042	$115	$110
Lees Summit Industrial Development Authority
5.00%, 08/15/2039	600	619
5.63%, 08/15/2054	70	70
5.75%, 08/15/2059	60	61
Missouri Development Finance Board
6.50%, 06/15/2045 (2)	1,750	1,732
Missouri Housing Development Commission
5.50%, 05/01/2055	675	725
5.75%, 05/01/2055	2,105	2,312
5.75%, 05/01/2056	3,670	4,006
6.00%, 05/01/2055	745	825
6.00%, 05/01/2055	3,460	3,843
6.00%, 05/01/2056	1,110	1,216
Plaza at Noah's Ark Community Improvement District
3.00%, 05/01/2030	600	575
St Louis County Industrial Development Authority
5.00%, 08/15/2030	70	70
5.00%, 08/15/2035	500	497
5.00%, 12/01/2035	135	135
5.00%, 09/01/2038	820	832
5.00%, 09/01/2048	1,845	1,758
5.13%, 08/15/2045	315	278
5.13%, 12/01/2045	145	140
5.13%, 09/01/2048	5,425	5,258
5.25%, 09/01/2053	650	630
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2029	1,000	1,011
5.13%, 06/01/2046	315	307
5.38%, 06/01/2043	2,995	3,003
Taney County Industrial Development Authority
6.00%, 10/01/2049 (2)	300	300

Total Missouri		70,500

Montana – 0.07%
City of Forsyth MT
3.88%, 10/01/2032	1,500	1,545
City of Kalispell MT
5.25%, 05/15/2037	810	814
5.25%, 05/15/2047	1,040	964
5.25%, 05/15/2052	560	507
Montana Board of Housing
3.50%, 06/01/2050	260	259
5.75%, 06/01/2055	50	54

Total Montana		4,143

Nebraska – 0.17%
Central Plains Energy Project
5.00%, 09/01/2033	1,500	1,655
5.00%, 09/01/2035	1,025	1,139
5.00%, 05/01/2053 (1)	100	104
5.00%, 08/01/2055 (1)	5,000	5,329
Nebraska Educational Health Cultural & Social Services Finance Authority
4.00%, 01/01/2037	400	398
4.00%, 01/01/2049	700	628
Nebraska Investment Finance Authority
6.00%, 09/01/2054	415	461

Total Nebraska		9,714

The accompanying notes are an integral part of these financial statements.

390

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Nevada – 0.54%
City of Las Vegas NV Special Improvement District No 611
4.13%, 06/01/2050	$620	$526
City of Las Vegas NV Special Improvement District No 612 Skye Hills
4.00%, 06/01/2050	475	415
City of Las Vegas NV Special Improvement District No 613
5.25%, 12/01/2047	545	545
5.50%, 12/01/2053	245	248
City of Las Vegas NV Special Improvement District No 812
5.00%, 12/01/2035	120	120
City of Las Vegas NV Special Improvement District No 814
4.00%, 06/01/2039	415	395
4.00%, 06/01/2049	1,505	1,271
City of Las Vegas NV Special Improvement District No 815
4.75%, 12/01/2040	840	850
5.00%, 12/01/2049	1,270	1,277
City of Las Vegas NV Special Improvement District No 816
3.00%, 06/01/2041	620	490
3.13%, 06/01/2046	1,755	1,306
3.13%, 06/01/2051	95	67
City of Las Vegas NV Special Improvement District No 817
6.00%, 06/01/2053	30	31
City of Las Vegas NV Special Improvement District No 818
4.50%, 12/01/2029	710	729
5.00%, 12/01/2054	710	689
City of Las Vegas NV Special Improvement District No 819
5.00%, 06/01/2040	325	330
5.50%, 06/01/2055	925	938
City of North Las Vegas NV
4.50%, 06/01/2039	470	468
4.63%, 06/01/2043	335	323
4.63%, 06/01/2049	580	537
6.75%, 06/01/2055 (2)	2,000	2,021
City of Reno NV
0.00%, 07/01/2058 (2)	8,500	1,338
5.00%, 06/01/2041 (2)	500	514
5.13%, 06/01/2047 (2)	2,000	1,977
5.25%, 06/01/2054 (2)	500	492
City of Sparks NV Special Improvement District No 1
5.00%, 06/01/2044	400	404
5.13%, 06/01/2054	1,000	984
County of Clark NV
2.10%, 06/01/2031	700	639
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043	2,500	2,558
Las Vegas Redevelopment Agency
5.00%, 06/15/2030	1,030	1,036
5.00%, 06/15/2040	990	992
5.00%, 06/15/2045	540	537
Las Vegas Valley Water District
4.00%, 06/01/2051	500	470
Nevada Housing Division
3.00%, 04/01/2051	225	222
State of Nevada Department of Business & Industry
5.00%, 12/15/2048 (2)	250	232
5.13%, 12/15/2045 (2)	4,935	4,747

Total Nevada		30,718

The accompanying notes are an integral part of these financial statements.

391

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New Hampshire – 1.82%
New Hampshire Business Finance Authority
0.00%, 12/15/2033 (2)	$2,800	$1,727
0.00%, 12/01/2034 (2)	16,900	9,548
0.00%, 02/01/2035 (2)	2,400	1,342
0.00%, 08/20/2039 (1)	1,740	68
0.00%, 11/20/2039 (1)	3,112	3,100
0.00%, 07/20/2040 (1)	3,900	3,598
0.00%, 01/20/2041 (1)	1,431	1,344
0.00%, 01/20/2041 (1)	8,051	7,978
0.00%, 05/20/2042 (1)	1,905	1,718
0.00%, 07/01/2051 (1)	3,379	121
0.00%, 10/01/2051 (1)	5,829	5,777
2.95%, 04/01/2029 (2)	900	867
3.63%, 08/20/2039	396	380
3.63%, 07/01/2043 (1)(2)	250	205
3.75%, 07/01/2045 (1)(2)	10,255	8,425
3.88%, 01/20/2038	4,714	4,554
4.00%, 11/01/2027 (2)	195	193
4.00%, 10/20/2036	4,708	4,671
4.00%, 01/01/2041	3,925	3,632
4.00%, 01/01/2051	4,800	3,881
4.13%, 01/20/2034	4,031	4,107
4.15%, 10/20/2040 (1)	2,158	2,158
4.25%, 07/20/2041	5,264	5,292
4.38%, 09/20/2036	5,782	5,886
4.53%, 10/15/2034 (2)	650	670
4.63%, 11/01/2042 (2)	1,500	1,299
4.79%, 02/20/2041 (1)	4,852	5,084
5.05%, 06/15/2035 (2)	1,150	1,194
5.25%, 07/01/2039 (2)	345	347
5.50%, 06/01/2055	1,170	1,217
5.63%, 12/15/2033 (2)	1,990	2,050
5.63%, 07/01/2046 (2)	1,435	1,437
5.75%, 07/01/2054 (2)	1,765	1,757
5.88%, 12/15/2032 (2)	2,900	2,887
6.25%, 12/15/2038 (2)	1,000	1,050
New Hampshire Health & Education Facilities Authority Act
2.45%, 06/01/2041 (1)	2,810	2,810
4.00%, 11/01/2044	170	165
5.00%, 10/01/2036	55	55
5.00%, 10/01/2040	50	50
5.00%, 11/01/2043	65	69
5.00%, 10/01/2046	415	415
5.50%, 08/01/2050	850	907
New Hampshire Housing Finance Authority
6.25%, 01/01/2055	195	212
6.25%, 07/01/2055	245	274

Total New Hampshire		104,521

New Jersey – 1.88%
Essex County Improvement Authority
4.00%, 06/15/2046	135	122
4.00%, 06/15/2056	150	128
New Jersey Economic Development Authority
0.00%, 07/01/2026	170	168
4.00%, 11/01/2038	825	829
4.00%, 08/01/2059	355	309
4.88%, 01/01/2029	1,770	1,770

The accompanying notes are an integral part of these financial statements.

392

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New Jersey – 1.88% – (continued)
5.00%, 01/01/2030	$635	$635
5.00%, 01/01/2031	500	503
5.00%, 01/01/2034	435	435
5.00%, 01/01/2035	375	375
5.00%, 06/15/2037	85	85
5.00%, 10/01/2037	6,080	6,182
5.00%, 07/01/2047	250	235
5.00%, 10/01/2047	7,690	7,692
5.00%, 01/01/2048	4,570	4,369
5.00%, 01/01/2049	400	368
5.00%, 06/15/2054 (2)	3,750	3,521
5.13%, 01/01/2034	705	706
5.13%, 06/15/2043	2,570	2,570
5.25%, 09/15/2029	1,135	1,136
5.25%, 01/01/2044	560	531
5.50%, 01/01/2027	500	501
5.63%, 11/15/2030	2,095	2,099
5.63%, 11/15/2030	3,840	3,847
5.63%, 01/01/2052	3,155	3,158
5.75%, 09/15/2027	975	977
6.38%, 01/01/2035 (2)	4,325	4,476
6.63%, 01/01/2045 (2)	1,470	1,523
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2033	500	505
New Jersey Higher Education Student Assistance Authority
2.50%, 12/01/2040	260	245
3.50%, 12/01/2039	910	894
4.00%, 12/01/2041	520	517
4.00%, 12/01/2044	520	501
4.25%, 12/01/2045	310	310
4.50%, 12/01/2045	630	647
5.25%, 12/01/2054	500	504
5.50%, 12/01/2055	500	511
New Jersey Housing & Mortgage Finance Agency
5.15%, 11/01/2050	10,000	10,316
6.00%, 10/01/2055	95	103
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2031	2,075	1,729
0.00%, 12/15/2034	200	148
0.00%, 12/15/2039	4,500	2,642
4.00%, 12/15/2039	1,500	1,500
4.00%, 06/15/2040	1,750	1,736
4.00%, 06/15/2042	1,210	1,179
4.00%, 06/15/2046	1,790	1,671
4.00%, 06/15/2050	1,565	1,405
5.00%, 12/15/2030	250	266
5.00%, 06/15/2038	1,675	1,834
5.00%, 06/15/2046	500	521
5.25%, 06/15/2041	570	635
5.25%, 06/15/2046	695	732
5.25%, 06/15/2046	730	858
5.50%, 06/15/2050	1,185	1,412
New Jersey Turnpike Authority
5.25%, 01/01/2055	600	643
South Jersey Transportation Authority
5.00%, 11/01/2045	825	844
Tobacco Settlement Financing Corp.
5.00%, 06/01/2046	3,500	3,445

The accompanying notes are an integral part of these financial statements.

393

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New Jersey – 1.88% – (continued)
5.00%, 06/01/2046	$12,305	$11,943
5.25%, 06/01/2046	8,270	8,237

Total New Jersey		107,683

New Mexico – 0.02%
City of Farmington NM
2.15%, 04/01/2033	550	480
City of Santa Fe NM
5.00%, 05/15/2044	200	195
New Mexico Mortgage Finance Authority
3.50%, 07/01/2050	490	490
5.75%, 03/01/2056	225	247

Total New Mexico		1,412

New York – 5.52%
Albany Capital Resource Corp.
4.75%, 06/01/2054	550	514
5.00%, 06/01/2064	820	781
Brooklyn Arena Local Development Corp.
5.00%, 07/15/2026	2,500	2,516
5.00%, 07/15/2042	6,990	7,000
Build NYC Resource Corp.
4.00%, 06/15/2031 (2)	405	395
4.00%, 06/15/2041 (2)	100	87
4.88%, 05/01/2031 (2)	555	559
5.00%, 01/01/2035 (2)	2,900	2,904
5.00%, 12/01/2041 (2)	2,740	2,643
5.00%, 06/01/2051 (2)	170	134
5.00%, 06/15/2051 (2)	8,890	8,300
5.00%, 12/01/2051 (2)	1,760	1,571
5.00%, 12/01/2055 (2)	1,500	1,312
5.50%, 09/01/2045 (2)	6,755	6,680
5.50%, 05/01/2048 (2)	2,190	2,113
5.50%, 07/01/2050	1,075	1,116
5.50%, 07/01/2055	2,800	2,893
City of New York NY
2.50%, 03/01/2042 (1)	10,000	10,000
4.00%, 03/01/2047	1,300	1,190
4.00%, 08/01/2050	350	314
5.00%, 03/01/2042	140	150
5.25%, 10/01/2051	1,500	1,578
5.25%, 02/01/2053	500	525
County of Nassau NY
5.00%, 01/01/2058 (6)(11)	2,484	—
County of Sullivan NY
5.35%, 11/01/2049 (2)	350	350
5.35%, 11/01/2049 (2)	1,160	1,161
5.35%, 11/01/2049 (2)	6,000	6,005
Empire State Development Corp.
3.00%, 03/15/2049	5,000	3,715
4.00%, 03/15/2043	710	688
4.00%, 03/15/2049	500	454
5.00%, 03/15/2057	1,000	1,026
Glen Cove Local Economic Assistance Corp.
0.00%, 01/01/2045	4,935	1,436
5.00%, 01/01/2056	2,280	1,855
5.63%, 01/01/2055	7,115	6,429

The accompanying notes are an integral part of these financial statements.

394

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 5.52% – (continued)
Metropolitan Transportation Authority
4.00%, 11/15/2042	$1,230	$1,160
4.00%, 11/15/2045	1,000	908
4.00%, 11/15/2050	700	614
5.00%, 11/15/2050	225	228
5.00%, 11/15/2052	1,000	1,007
New York City Housing Development Corp.
5.25%, 12/15/2031	2,525	2,604
New York City Industrial Development Agency
3.00%, 01/01/2037	1,205	1,130
3.00%, 01/01/2046	870	664
3.00%, 03/01/2049	380	282
5.00%, 01/01/2026	1,135	1,135
New York City Municipal Water Finance Authority
4.00%, 06/15/2052	1,000	903
4.13%, 06/15/2047	605	576
5.00%, 06/15/2043	2,000	2,175
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00%, 05/01/2044	315	301
4.00%, 02/01/2051	1,000	902
4.00%, 02/01/2051	1,000	913
5.00%, 05/01/2039	250	283
5.00%, 11/01/2046	200	210
5.00%, 11/01/2047	830	862
5.00%, 05/01/2049	510	527
5.00%, 05/01/2050	1,000	1,031
5.00%, 05/01/2051	3,000	3,095
5.00%, 05/01/2053	500	512
5.25%, 02/01/2053	1,300	1,358
5.25%, 05/01/2055	550	578
5.50%, 11/01/2049	380	409
New York Liberty Development Corp.
2.63%, 09/15/2069	400	376
2.80%, 09/15/2069	1,025	958
2.88%, 11/15/2046	240	174
3.00%, 11/15/2051	1,000	723
5.00%, 11/15/2044 (2)	2,800	2,796
5.15%, 11/15/2034 (2)	2,920	2,923
5.38%, 11/15/2040 (2)	7,910	7,910
New York State Dormitory Authority
3.00%, 02/01/2050	150	109
4.00%, 07/01/2038	230	198
4.00%, 03/15/2043	1,000	968
4.00%, 03/15/2047	1,585	1,466
4.00%, 03/15/2054	1,850	1,671
4.00%, 05/01/2054	2,735	2,441
5.00%, 12/01/2026 (2)	300	300
5.00%, 12/01/2026 (2)	1,500	1,507
5.00%, 12/01/2027 (2)	500	500
5.00%, 12/01/2028 (2)	600	600
5.00%, 12/01/2028 (2)	3,300	3,320
5.00%, 07/01/2029	2,240	2,241
5.00%, 12/01/2029 (2)	450	450
5.00%, 12/01/2030 (2)	1,000	1,000
5.00%, 12/01/2031 (2)	2,400	2,413
5.00%, 12/01/2036 (2)	100	99
5.00%, 03/15/2049	1,245	1,290
5.13%, 11/15/2050	925	929

The accompanying notes are an integral part of these financial statements.

395

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 5.52% – (continued)
5.25%, 10/01/2049	$3,585	$3,631
5.25%, 03/15/2050	460	489
5.25%, 03/15/2052	250	263
5.50%, 11/01/2047	1,470	1,532
New York State Environmental Facilities Corp.
3.13%, 12/01/2044 (1)(2)	500	498
4.25%, 09/01/2050 (1)(2)	620	623
5.13%, 09/01/2050 (1)(2)	510	530
New York State Thruway Authority
5.00%, 03/15/2055	1,500	1,549
New York Transportation Development Corp.
0.00%, 12/31/2054	2,210	1,430
2.25%, 08/01/2026	2,425	2,411
3.00%, 08/01/2031	8,535	8,098
4.00%, 10/01/2030	775	790
4.00%, 01/01/2036	100	97
4.00%, 12/01/2039	100	100
4.00%, 12/01/2042	1,315	1,221
4.00%, 07/01/2046	1,950	1,688
4.38%, 10/01/2045	6,795	6,327
5.00%, 08/01/2026	2,615	2,618
5.00%, 12/01/2026	400	406
5.00%, 12/01/2026	440	448
5.00%, 01/01/2027	4,000	4,066
5.00%, 01/01/2028	4,390	4,532
5.00%, 12/01/2028	925	970
5.00%, 12/01/2028	1,200	1,259
5.00%, 01/01/2029	1,545	1,592
5.00%, 01/01/2030	100	103
5.00%, 01/01/2031	4,015	4,136
5.00%, 08/01/2031	11,175	11,187
5.00%, 01/01/2032	965	992
5.00%, 12/01/2032	1,000	1,068
5.00%, 01/01/2033	500	513
5.00%, 01/01/2034	1,965	2,009
5.00%, 12/01/2034	1,395	1,516
5.00%, 10/01/2035	6,210	6,478
5.00%, 12/01/2035	1,250	1,343
5.00%, 01/01/2036	3,565	3,629
5.00%, 12/01/2037	500	521
5.00%, 10/01/2040	3,460	3,508
5.00%, 07/01/2041	685	685
5.00%, 12/01/2041	250	258
5.00%, 12/01/2042	2,325	2,379
5.00%, 07/01/2046	1,955	1,955
5.13%, 06/30/2060	750	753
5.25%, 08/01/2031	1,050	1,087
5.25%, 01/01/2050	1,325	1,325
5.25%, 12/31/2054	2,380	2,413
5.38%, 08/01/2036	3,860	4,027
5.50%, 06/30/2054	10,145	10,265
5.50%, 12/31/2054	2,670	2,724
5.50%, 06/30/2060	5,270	5,313
5.50%, 12/31/2060	3,335	3,371
5.63%, 04/01/2040	1,415	1,485
6.00%, 04/01/2035	1,790	1,973
6.00%, 06/30/2054	4,350	4,496
6.00%, 06/30/2055	1,800	1,901

The accompanying notes are an integral part of these financial statements.

396

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
New York – 5.52% – (continued)
6.00%, 06/30/2059	$17,590	$18,499
Niagara Area Development Corp.
4.75%, 11/01/2042 (2)	4,645	4,086
Oneida Indian Nation of New York
6.00%, 09/01/2043 (2)	300	323
7.25%, 09/01/2034 (2)	720	730
Onondaga Civic Development Corp.
5.38%, 08/01/2054	750	652
Port Authority of New York & New Jersey
5.50%, 08/01/2052	1,000	1,054
Rockland County Economic Assistance Corp.
6.50%, 11/01/2055	750	845
7.50%, 11/01/2055	4,095	4,395
State of New York Mortgage Agency Homeowner Mortgage Revenue
3.25%, 10/01/2051	420	415
4.65%, 10/01/2050	1,675	1,667
Suffolk Regional Off-Track Betting Corp.
5.75%, 12/01/2044	750	764
6.00%, 12/01/2053	550	558
Tompkins County Development Corp.
5.00%, 07/01/2034	160	160
Triborough Bridge & Tunnel Authority
2.50%, 01/01/2032 (1)	4,585	4,585
4.00%, 11/15/2054	1,500	1,358
5.00%, 11/15/2048	60	62
5.00%, 11/15/2054	1,500	1,533
Westchester County Local Development Corp.
5.00%, 01/01/2037	525	551
5.00%, 01/01/2041	500	517
5.00%, 11/01/2046	600	555
5.75%, 11/01/2048	1,150	1,246
5.75%, 11/01/2049	1,250	1,352
Yonkers Economic Development Corp.
4.00%, 10/15/2029	160	160
5.00%, 10/15/2039	315	317

Total New York		317,088

North Carolina – 1.44%
City of Charlotte NC Airport Revenue
4.00%, 07/01/2038	1,525	1,531
4.00%, 07/01/2039	1,670	1,669
4.00%, 07/01/2040	2,030	1,997
4.00%, 07/01/2041	1,500	1,451
Cumberland County Industrial Facilities & Pollution Control Financing Authority
3.13%, 12/01/2027 (1)	7,000	6,996
Greater Asheville Regional Airport Authority
5.50%, 07/01/2047	3,950	4,122
North Carolina Housing Finance Agency
3.00%, 07/01/2051	615	607
3.15%, 02/01/2030 (1)	5,250	5,252
3.20%, 07/01/2056 (1)	1,005	1,005
5.00%, 07/01/2047	135	139
6.25%, 01/01/2055	145	157
6.25%, 01/01/2055	170	189
6.25%, 01/01/2056	875	984
North Carolina Medical Care Commission
4.00%, 03/01/2031	575	587
4.00%, 03/01/2036	160	160

The accompanying notes are an integral part of these financial statements.

397

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
North Carolina – 1.44% – (continued)
4.00%, 10/01/2040	$110	$106
4.00%, 03/01/2041	2,225	2,098
4.00%, 09/01/2041	75	71
4.00%, 03/01/2042	1,830	1,690
4.00%, 09/01/2047	1,065	929
4.00%, 09/01/2050	1,450	1,179
4.00%, 03/01/2051	4,610	3,821
4.00%, 09/01/2051	65	55
4.00%, 01/01/2052	1,460	1,191
4.70%, 07/01/2037	735	658
4.88%, 07/01/2040	915	801
5.00%, 10/01/2030	2,100	2,108
5.00%, 01/01/2031	625	628
5.00%, 10/01/2031	3,070	3,087
5.00%, 10/01/2035	325	328
5.00%, 10/01/2037	355	355
5.00%, 01/01/2038	2,945	3,009
5.00%, 01/01/2039	1,225	1,181
5.00%, 07/01/2039	1,110	1,124
5.00%, 10/01/2040	1,325	1,361
5.00%, 10/01/2043	2,000	1,857
5.00%, 07/01/2044	1,100	1,074
5.00%, 09/01/2044	1,260	1,281
5.00%, 07/01/2045	400	334
5.00%, 10/01/2045	1,285	1,287
5.00%, 07/01/2047	80	65
5.00%, 01/01/2049	1,135	1,105
5.00%, 07/01/2049	2,400	2,260
5.00%, 10/01/2049	750	746
5.00%, 10/01/2050	950	865
5.25%, 10/01/2037	360	360
5.25%, 12/01/2049	2,600	2,648
5.25%, 11/01/2050	850	862
5.25%, 12/01/2054	3,710	3,753
5.25%, 11/01/2056	2,000	2,015
5.38%, 10/01/2045	1,800	1,700
5.50%, 09/01/2044	1,405	1,440
5.50%, 09/01/2054	175	173
North Carolina State Education Assistance Authority
5.00%, 06/01/2043	315	328
5.00%, 06/01/2045	670	702
North Carolina Turnpike Authority
4.00%, 01/01/2055	3,730	3,230
5.00%, 01/01/2032	1,000	1,020
5.00%, 07/01/2051	1,055	1,056

Total North Carolina		82,787

North Dakota – 0.07%
City of Horace ND
4.50%, 05/01/2039	500	512
5.00%, 05/01/2050	1,500	1,499
County of Ward ND
5.00%, 06/01/2038	500	486
5.00%, 06/01/2043	50	47
North Dakota Housing Finance Agency
6.00%, 07/01/2054	35	38
6.00%, 07/01/2055	985	1,095
6.25%, 01/01/2055	560	624

Total North Dakota		4,301

The accompanying notes are an integral part of these financial statements.

398

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Ohio – 4.43%
Akron Bath Copley Joint Township Hospital District
4.00%, 11/15/2033	$425	$453
4.00%, 11/15/2034	500	533
4.00%, 11/15/2036	2,000	2,134
4.00%, 11/15/2037	1,600	1,707
Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2048	300	259
5.00%, 06/01/2034	890	941
5.00%, 06/01/2055	74,880	60,613
Butler County Port Authority
4.00%, 05/15/2033	110	110
4.00%, 05/15/2046	1,000	843
4.00%, 05/15/2051	250	201
City of Centerville OH
5.25%, 11/01/2037	600	606
5.25%, 11/01/2047	150	142
City of Norwood OH
5.00%, 12/01/2035	1,500	1,580
Cleveland-Cuyahoga County Port Authority
4.00%, 12/01/2055 (2)	1,135	871
4.50%, 12/01/2055 (2)	400	321
5.25%, 12/01/2038	500	507
5.50%, 12/01/2043	240	243
5.50%, 12/01/2053	10,700	10,643
5.88%, 01/01/2049 (2)	275	273
Columbus-Franklin County Finance Authority
3.19%, 06/01/2044 (1)	2,500	2,508
5.00%, 12/01/2051	1,000	991
6.05%, 01/01/2046 (2)	1,450	1,452
County of Butler OH
5.00%, 11/15/2045	575	575
County of Cuyahoga OH
5.00%, 02/15/2042	5,355	5,353
5.00%, 02/15/2052	1,000	944
5.00%, 02/15/2057	205	186
5.50%, 02/15/2052	13,145	12,931
5.50%, 02/15/2057	7,850	7,690
County of Franklin OH
4.00%, 07/01/2033	385	385
4.00%, 07/01/2033	665	664
4.00%, 07/01/2036	625	615
4.00%, 07/01/2045	1,000	857
County of Hamilton OH
5.00%, 01/01/2037	230	232
5.00%, 01/01/2042	1,000	1,000
5.00%, 01/01/2046	2,235	2,181
5.00%, 01/01/2047	500	484
5.00%, 09/15/2050	4,040	3,929
5.00%, 01/01/2051	1,270	1,208
5.00%, 01/01/2052	570	541
5.50%, 01/01/2043	500	519
5.50%, 08/01/2051	585	600
5.50%, 01/01/2055	1,000	1,014
5.75%, 01/01/2053	400	412
County of Lucas OH
5.25%, 11/15/2048	8,440	8,307
County of Marion OH
5.00%, 12/01/2039	110	93

The accompanying notes are an integral part of these financial statements.

399

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Ohio – 4.43% – (continued)
5.13%, 12/01/2049	$700	$529
County of Muskingum OH
5.00%, 02/15/2033	1,000	1,002
5.00%, 02/15/2044	340	338
5.00%, 02/15/2048	2,080	1,994
County of Warren OH
4.00%, 07/01/2045	460	416
5.00%, 07/01/2039	800	801
5.00%, 07/01/2049	1,800	1,804
5.00%, 07/01/2054	500	496
County of Washington OH
6.75%, 12/01/2052	1,140	1,176
Dayton-Montgomery County Port Authority
6.63%, 01/01/2045 (2)	2,375	2,475
Franklin County Convention Facilities Authority Hotel Project Revenue
5.00%, 12/01/2044	3,165	3,171
5.00%, 12/01/2051	2,645	2,549
Hickory Chase Community Authority
5.00%, 12/01/2040 (2)	385	392
Ohio Air Quality Development Authority
2.50%, 11/01/2042 (1)	500	478
2.60%, 06/01/2041 (1)	1,665	1,601
2.88%, 02/01/2026	850	850
2.88%, 02/01/2026	1,000	1,000
3.25%, 09/01/2029	2,970	2,961
3.65%, 12/01/2027	1,075	1,078
3.70%, 07/01/2028	3,760	3,771
3.70%, 10/01/2028	2,750	2,759
3.75%, 01/01/2029	1,925	1,936
4.25%, 01/15/2038 (2)	2,000	2,002
4.25%, 11/01/2039 (1)	12,120	12,309
4.25%, 11/01/2040 (1)	5,685	5,772
4.50%, 01/15/2048 (2)	6,375	5,884
5.00%, 07/01/2049 (2)	11,370	10,234
Ohio Higher Educational Facility Commission
2.55%, 01/01/2039 (1)	1,700	1,700
5.00%, 12/01/2042	485	485
5.00%, 12/01/2045	300	288
5.00%, 12/01/2050	725	673
5.25%, 01/01/2047	1,975	1,990
5.25%, 01/01/2052	875	876
Ohio Housing Finance Agency
5.70%, 08/01/2043 (2)	1,275	1,324
6.00%, 01/01/2045 (2)	1,930	1,937
6.10%, 01/01/2046 (2)	2,275	2,286
6.25%, 01/01/2045 (2)	4,210	4,321
6.25%, 03/01/2055	430	467
6.25%, 03/01/2056	1,050	1,160
6.30%, 01/01/2045	2,275	2,302
6.30%, 01/01/2045	2,580	2,611
6.38%, 01/01/2045 (2)	2,365	2,446
6.50%, 01/01/2045 (2)	3,990	4,094
6.50%, 03/01/2056	4,000	4,561
Port of Greater Cincinnati Development Authority
6.50%, 01/01/2045 (2)	2,500	2,590
Southeastern Ohio Port Authority
5.50%, 12/01/2043	1,000	976

The accompanying notes are an integral part of these financial statements.

400

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Ohio – 4.43% – (continued)
State of Ohio
4.00%, 01/15/2038	$70	$70
4.00%, 01/15/2039	135	135
5.00%, 12/01/2048 (2)	800	713
5.00%, 01/15/2050	1,170	1,174
Summit County Development Finance Authority
5.63%, 12/01/2048	1,630	1,705
5.75%, 12/01/2053	2,570	2,693
6.00%, 12/01/2058	2,080	2,204

Total Ohio		254,210

Oklahoma – 0.54%
Norman Regional Hospital Authority
3.25%, 09/01/2039	350	238
4.00%, 09/01/2037	495	339
4.00%, 09/01/2045	3,060	2,079
5.00%, 09/01/2027	280	255
5.00%, 09/01/2037	780	647
5.00%, 09/01/2045	820	680
Oklahoma County Finance Authority
2.00%, 12/01/2047	510	26
5.88%, 12/01/2047	2,478	1,343
6.25%, 06/15/2054 (2)	2,120	2,045
6.50%, 06/15/2064 (2)	155	153
Oklahoma Development Finance Authority
5.25%, 08/15/2048	3,710	3,653
5.50%, 08/15/2052	445	444
5.50%, 08/15/2057	2,555	2,532
7.25%, 09/01/2051 (2)	500	497
Oklahoma Housing Finance Agency
6.00%, 09/01/2054	310	340
6.25%, 09/01/2055	340	379
6.25%, 09/01/2056	1,395	1,570
6.25%, 03/01/2057	1,650	1,878
6.50%, 03/01/2057	1,000	1,147
Oklahoma Turnpike Authority
4.50%, 01/01/2053	1,500	1,506
5.50%, 01/01/2053	1,500	1,594
5.50%, 01/01/2054	315	342
Tulsa County Industrial Authority
5.00%, 11/15/2029	400	407
5.25%, 11/15/2037	1,085	1,100
5.25%, 11/15/2045	1,595	1,594
Tulsa Municipal Airport Trust Trustees
6.25%, 12/01/2035	2,275	2,605
6.25%, 12/01/2040	550	610
Tulsa Municipal Airport Trust Trustees/OK
5.50%, 12/01/2035	745	746

Total Oklahoma		30,749

Oregon – 0.46%
Clackamas County Hospital Facility Authority
5.00%, 11/15/2032	365	367
5.00%, 11/15/2037	35	35
5.00%, 05/15/2043	635	625
5.00%, 11/15/2047	95	88
5.00%, 05/15/2048	690	643
5.00%, 11/15/2052	785	713

The accompanying notes are an integral part of these financial statements.

401

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Oregon – 0.46% – (continued)
Hospital Facilities Authority of Multnomah County Oregon
4.00%, 12/01/2036	$825	$793
4.00%, 12/01/2041	1,170	1,041
4.00%, 12/01/2051	1,050	808
4.00%, 12/01/2056	990	738
Klamath Falls Intercommunity Hospital Authority
5.00%, 09/01/2031	200	202
5.00%, 09/01/2032	270	272
5.00%, 09/01/2046	1,000	1,003
Oregon State Facilities Authority
5.00%, 10/01/2035	15	15
5.00%, 06/01/2052	325	329
5.50%, 06/15/2045 (2)	375	377
5.63%, 06/15/2055 (2)	810	800
6.00%, 06/15/2065 (2)	590	597
Polk County Hospital Facility Authority
5.50%, 07/01/2050	25	25
Port of Portland OR Airport Revenue
4.00%, 07/01/2040	5,800	5,708
Salem Hospital Facility Authority
4.00%, 05/15/2040	1,975	1,874
4.00%, 05/15/2047	975	818
4.00%, 05/15/2057	4,140	3,239
5.00%, 05/15/2048	750	721
5.00%, 05/15/2053	2,000	1,886
State of Oregon
3.50%, 12/01/2050	285	284
5.25%, 05/01/2045	450	494
State of Oregon Housing & Community Services Department
6.50%, 07/01/2054	1,855	2,059

Total Oregon		26,554

Other Territory – 0.45%
Freddie Mac Multifamily ML Certificates
0.00%, 06/25/2035 (1)(2)	4,837	300
0.00%, 11/25/2038 (1)	2,466	2,323
0.00%, 12/25/2038 (1)	3,463	3,057
0.00%, 01/25/2040 (1)	731	713
0.00%, 10/25/2040 (1)	988	1,009
0.00%, 05/25/2041 (1)	888	877
0.00%, 04/25/2043 (1)	343	296
2.75%, 11/25/2035 (2)	239	218
4.39%, 11/25/2042 (7)	2,059	2,019
4.50%, 06/25/2042 (7)	2,997	3,039
4.60%, 08/25/2041 (7)	844	872
FRETE 2025-ML30 Trust
4.67%, 07/25/2042 (7)	6,976	7,179
FRETE 2025-ML32
4.84%, 03/25/2042 (7)	3,805	3,983

Total Other Territory		25,885

Pennsylvania – 3.46%
Adams County General Authority
5.00%, 06/01/2054	415	396
5.00%, 06/01/2059	75	71
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2027 (2)	500	511
5.00%, 05/01/2028	20	21

The accompanying notes are an integral part of these financial statements.

402

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 3.46% – (continued)
5.00%, 05/01/2030	$25	$27
5.00%, 05/01/2032 (2)	2,260	2,306
5.00%, 05/01/2036	850	907
5.00%, 05/01/2042 (2)	2,675	2,694
5.00%, 05/01/2042	3,875	4,009
5.00%, 05/01/2042 (2)	4,955	4,979
5.00%, 05/01/2042 (2)	5,925	6,076
5.25%, 05/01/2042 (2)	535	547
5.38%, 05/01/2042 (2)	645	653
6.00%, 05/01/2042 (2)	295	301
6.00%, 05/01/2042 (2)	2,165	2,342
Berks County Industrial Development Authority
5.00%, 05/15/2037	350	354
5.00%, 05/15/2047	280	272
Berks County Municipal Authority
0.00%, 06/30/2044	2,595	1,325
0.00%, 06/30/2044	16,072	11,087
5.00%, 06/30/2039	5,844	5,260
6.00%, 06/30/2034	817	878
7.00%, 06/30/2039	7,026	5,656
8.00%, 06/30/2034	1,129	1,132
Bucks County Industrial Development Authority
4.00%, 08/15/2050	250	215
4.00%, 07/01/2051	250	209
5.00%, 07/01/2028	500	519
5.00%, 07/01/2029	500	526
5.00%, 07/01/2030	675	720
Butler County Hospital Authority
5.00%, 07/01/2035	570	570
5.00%, 07/01/2039	320	306
Chester County Health & Education Facilities Authority
5.00%, 06/01/2036	375	407
5.13%, 06/01/2046	1,045	1,055
5.25%, 06/01/2055	1,015	1,020
Chester County Industrial Development Authority
4.50%, 10/01/2049 (2)	500	439
4.50%, 10/01/2064 (2)	2,285	1,886
5.00%, 03/01/2027	555	559
5.00%, 03/01/2038 (2)	421	423
5.13%, 03/01/2048 (2)	660	647
5.88%, 10/15/2047 (2)	3,385	3,343
Crawford County Hospital Authority
6.00%, 06/01/2036	200	201
Cumberland County Municipal Authority
3.38%, 01/01/2029	85	83
4.50%, 01/01/2036 (2)	270	270
4.50%, 01/01/2040 (2)	3,825	3,672
4.50%, 01/01/2041 (2)	285	269
5.00%, 01/01/2031	500	500
5.00%, 01/01/2034	165	168
5.00%, 01/01/2039	610	614
5.00%, 01/01/2045	425	404
Doylestown Hospital Authority
4.00%, 07/01/2045	675	631
5.00%, 07/01/2046	340	341
5.00%, 07/01/2049	160	172
5.00%, 07/01/2049	2,170	2,205
5.38%, 07/01/2039 (2)	145	160

The accompanying notes are an integral part of these financial statements.

403

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 3.46% – (continued)
DuBois Hospital Authority
4.00%, 07/15/2043	$545	$442
4.00%, 07/15/2048	585	443
4.00%, 07/15/2051	1,250	919
5.00%, 07/15/2035	205	208
Franklin County Industrial Development Authority
5.00%, 12/01/2043	180	172
5.00%, 12/01/2048	90	81
5.00%, 12/01/2053	595	518
Hospitals & Higher Education Facilities Authority of Philadelphia
5.00%, 07/01/2028	340	346
5.00%, 07/01/2030	850	866
5.00%, 07/01/2031	1,915	1,949
5.00%, 07/01/2033	560	568
5.00%, 07/01/2034	2,000	2,026
Lancaster County Hospital Authority
5.00%, 07/01/2030	220	221
5.00%, 07/01/2031	560	563
5.00%, 07/01/2032	560	562
5.00%, 12/01/2032	250	247
5.00%, 12/01/2037	820	767
5.00%, 07/01/2045	1,970	1,916
5.00%, 12/01/2047	2,010	1,618
5.13%, 07/01/2037	1,000	1,002
5.25%, 07/01/2035	15	15
5.50%, 07/01/2045	70	68
Lancaster Industrial Development Authority
4.00%, 07/01/2051	250	204
Latrobe Industrial Development Authority
4.00%, 03/01/2037	450	424
4.00%, 03/01/2039	320	293
4.00%, 03/01/2040	500	445
4.00%, 03/01/2046	750	607
4.00%, 03/01/2051	800	625
Monroe County Hospital Authority
5.10%, 06/15/2039 (2)	2,005	2,020
8.00%, 06/15/2039 (2)	1,485	1,509
Montgomery County Higher Education & Health Authority
4.00%, 12/01/2048	315	260
5.00%, 12/01/2037	710	719
5.00%, 09/01/2043	345	350
Montgomery County Industrial Development Authority
4.10%, 04/01/2053 (1)	1,230	1,262
5.00%, 11/15/2036	145	146
5.00%, 12/01/2046	450	432
5.00%, 11/15/2055	1,500	1,482
5.25%, 01/01/2040	1,750	1,750
5.38%, 01/01/2050	960	894
Pennsylvania Economic Development Financing Authority
3.00%, 10/15/2046	200	150
3.25%, 08/01/2039 (2)	1,030	812
4.00%, 07/01/2033	500	505
4.00%, 07/01/2046	630	546
5.00%, 12/31/2026	500	504
5.00%, 12/31/2034	2,650	2,662
5.00%, 12/31/2038	4,750	4,762
5.00%, 06/30/2042	2,120	2,122
5.25%, 07/01/2046	1,055	1,066

The accompanying notes are an integral part of these financial statements.

404

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 3.46% – (continued)
5.25%, 07/01/2049	$1,770	$1,774
5.25%, 06/30/2053	4,000	4,054
5.45%, 01/01/2051 (1)(2)	4,130	4,396
5.50%, 06/30/2040	270	288
5.50%, 06/30/2041	2,160	2,300
5.50%, 06/30/2043	160	168
5.50%, 11/01/2044	595	595
5.75%, 06/30/2048	8,345	8,731
6.00%, 06/30/2061	7,165	7,550
6.88%, 09/01/2047 (2)	1,230	1,275
Pennsylvania Higher Education Assistance Agency
2.45%, 06/01/2041	235	216
2.63%, 06/01/2042	1,575	1,428
4.00%, 06/01/2044	310	306
4.13%, 06/01/2045	140	138
4.75%, 06/01/2046	850	839
5.00%, 06/01/2031	1,075	1,142
5.00%, 06/01/2033	1,775	1,911
5.50%, 06/01/2052	910	925
Pennsylvania Higher Educational Facilities Authority
3.50% (3 Month Term SOFR + 0.65%), 07/01/2039 (3)	570	529
Pennsylvania Housing Finance Agency
3.50%, 04/01/2049	70	70
5.00%, 10/01/2052	675	700
5.75%, 10/01/2053	2,885	3,066
6.00%, 10/01/2054	335	364
6.00%, 10/01/2054	570	616
Pennsylvania Turnpike Commission
4.00%, 12/01/2045	2,000	1,900
4.00%, 12/01/2046	2,000	1,884
4.00%, 12/01/2050	1,880	1,738
5.25%, 12/01/2052	2,385	2,506
5.25%, 12/01/2054	480	511
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
4.00%, 12/01/2051	3,995	3,656
Philadelphia Authority for Industrial Development
4.00%, 06/01/2031	520	516
4.00%, 06/01/2041	750	665
4.00%, 06/01/2051	800	621
4.00%, 06/01/2056	850	637
5.00%, 08/01/2030	100	103
5.00%, 08/01/2030	255	264
5.00%, 07/01/2031	205	207
5.00%, 07/01/2032	600	605
5.00%, 07/01/2037	390	391
5.00%, 06/15/2039 (2)	305	309
5.00%, 06/15/2039	500	486
5.00%, 06/15/2040 (2)	900	900
5.00%, 08/01/2040	620	630
5.00%, 07/01/2042	145	141
5.00%, 06/15/2043 (2)	215	211
5.00%, 11/01/2047	2,500	2,424
5.00%, 06/15/2050	1,375	1,190
5.00%, 06/15/2050 (2)	1,700	1,561
5.00%, 08/01/2050	340	322
5.00%, 08/01/2050	1,050	1,030
5.25%, 11/01/2052	3,030	3,109

The accompanying notes are an integral part of these financial statements.

405

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Pennsylvania – 3.46% – (continued)
Quakertown General Authority
6.50%, 03/01/2055 (2)	$950	$975
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2035	2,600	2,628
5.00%, 01/01/2038	4,125	4,161
West Cornwall Township Municipal Authority
4.00%, 11/15/2030	190	190
4.00%, 11/15/2041	915	841
4.00%, 11/15/2046	1,050	882
5.00%, 12/15/2038	375	377
Westmoreland County Industrial Development Authority
4.00%, 07/01/2037	435	422

Total Pennsylvania		198,780

Puerto Rico – 7.41%
Commonwealth of Puerto Rico
0.00%, 07/01/2033	4,980	3,604
0.00%, 11/01/2043 (1)	50,064	32,040
0.00%, 11/01/2051 (1)	9,684	3,268
0.00%, 11/01/2051 (1)	24,187	14,150
0.00%, 11/01/2051 (1)	56,868	37,177
4.00%, 07/01/2033	9,156	9,154
4.00%, 07/01/2035	5,815	5,714
4.00%, 07/01/2037	6,626	6,423
4.00%, 07/01/2041	16,904	15,629
4.00%, 07/01/2046	2,154	1,879
5.63%, 07/01/2027	4,689	4,789
5.63%, 07/01/2029	3,342	3,541
5.75%, 07/01/2031	8,308	9,127
Puerto Rico Commonwealth Aqueduct & Sewer Authority
4.00%, 07/01/2042 (2)	3,820	3,610
4.00%, 07/01/2042 (2)	10,430	9,858
4.00%, 07/01/2042 (2)	18,435	17,423
4.00%, 07/01/2047 (2)	1,500	1,326
4.00%, 07/01/2047 (2)	4,680	4,138
5.00%, 07/01/2027 (2)	1,070	1,087
5.00%, 07/01/2029 (2)	1,660	1,723
5.00%, 07/01/2029 (2)	3,395	3,524
5.00%, 07/01/2030 (2)	16,360	17,123
5.00%, 07/01/2033 (2)	475	499
5.00%, 07/01/2033 (2)	5,620	5,877
5.00%, 07/01/2035 (2)	11,815	12,237
5.00%, 07/01/2037 (2)	1,145	1,182
5.00%, 07/01/2037 (2)	3,080	3,196
5.00%, 07/01/2037 (2)	6,215	6,416
5.00%, 07/01/2047 (2)	7,660	7,506
Puerto Rico Electric Power Authority
0.00%, 07/01/2020 (4)(5)(7)	405	270
0.00%, 07/01/2030 (2)	1,500	977
0.00% (3 Month SOFR USD + 0.70%), 07/01/2031 (3)(4)(5)(8)	655	437
3.63%, 07/01/2021 (4)(5)	5	3
3.70%, 07/01/2017 (4)(5)	30	20
3.73% (3 Month Term SOFR + 0.68%), 07/01/2025 (3)(4)(5)	105	70
4.25%, 07/01/2018 (4)(5)	25	17
4.50%, 07/01/2023 (4)(5)	10	7
4.63%, 07/01/2025 (4)(5)	50	33
4.63%, 07/01/2025 (4)(5)	65	43
4.63%, 07/01/2030 (4)(5)	15	10

The accompanying notes are an integral part of these financial statements.

406

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Puerto Rico – 7.41% – (continued)
4.75%, 07/01/2033	$265	$260
4.80%, 07/01/2028 (4)(5)	80	53
4.80%, 07/01/2029 (4)(5)	10	7
5.00%, 07/01/2017 (4)(5)	55	37
5.00%, 07/01/2018 (4)(5)	6,905	4,609
5.00%, 07/01/2019 (4)(5)	250	167
5.00%, 07/01/2020 (4)(5)	50	33
5.00%, 07/01/2020 (4)(5)	70	47
5.00%, 07/01/2020 (4)(5)	115	77
5.00%, 07/01/2021 (4)(5)	40	27
5.00%, 07/01/2021 (4)(5)	140	93
5.00%, 07/01/2021 (4)(5)	1,955	1,305
5.00%, 07/01/2021 (4)(5)	2,585	1,725
5.00%, 07/01/2022 (4)(5)	5	3
5.00%, 07/01/2022 (4)(5)	220	147
5.00%, 07/01/2023 (4)(5)	1,790	1,195
5.00%, 07/01/2024 (4)(5)	570	380
5.00%, 07/01/2025 (4)(5)	75	50
5.00%, 07/01/2026 (4)(5)	125	83
5.00%, 07/01/2026	1,000	1,004
5.00%, 07/01/2027 (4)(5)	25	17
5.00%, 07/01/2027 (4)(5)	450	300
5.00%, 07/01/2028 (4)(5)	45	30
5.00%, 07/01/2028 (4)(5)	170	113
5.00%, 07/01/2029 (4)(5)	755	504
5.00%, 07/01/2032 (4)(5)	130	87
5.00%, 07/01/2032 (4)(5)	1,070	714
5.00%, 07/01/2037 (4)(5)	3,655	2,440
5.00%, 07/01/2042 (4)(5)	6,150	4,105
5.00%, 07/01/2042 (4)(5)	10,385	6,932
5.05%, 07/01/2042 (4)(5)	225	150
5.25%, 07/01/2019 (4)(5)	395	264
5.25%, 07/01/2021 (4)(5)	240	160
5.25%, 07/01/2023 (4)(5)	110	73
5.25%, 07/01/2023 (4)(5)	3,530	2,356
5.25%, 07/01/2024 (4)(5)	125	83
5.25%, 07/01/2024 (4)(5)	465	310
5.25%, 07/01/2025 (4)(5)	315	210
5.25%, 07/01/2026 (4)(5)	10	7
5.25%, 07/01/2026 (4)(5)	155	103
5.25%, 07/01/2026 (4)(5)	540	360
5.25%, 07/01/2026 (4)(5)	2,825	1,886
5.25%, 07/01/2027 (4)(5)	215	144
5.25%, 07/01/2027 (4)(5)	415	277
5.25%, 07/01/2027 (4)(5)	485	324
5.25%, 07/01/2028 (4)(5)	295	197
5.25%, 07/01/2029 (4)(5)	340	227
5.25%, 07/01/2033 (4)(5)	2,000	1,335
5.25%, 07/01/2035 (4)(5)	300	200
5.25%, 07/01/2040 (4)(5)	7,230	4,826
5.50%, 07/01/2018 (4)(5)	40	27
5.50%, 07/01/2020 (4)(5)	10	7
5.50%, 07/01/2020 (4)(5)	40	27
5.50%, 07/01/2038 (4)(5)	6,890	4,599
5.75%, 07/01/2036 (4)(5)	150	100
5.75%, 07/01/2036 (4)(5)	1,400	935
6.05%, 07/01/2032 (4)(5)	2,500	1,669
6.75%, 07/01/2036 (4)(5)	2,265	1,512

The accompanying notes are an integral part of these financial statements.

407

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Puerto Rico – 7.41% – (continued)
7.00%, 07/01/2040 (4)(5)	$70	$47
7.25%, 07/01/2030 (4)(5)	485	324
7.25%, 07/01/2030 (4)(5)	5,300	3,538
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
4.13%, 10/01/2027	25	25
4.50%, 10/01/2029	50	50
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.00%, 07/01/2029	3,394	3,015
0.00%, 07/01/2031	7,092	5,827
0.00%, 07/01/2033	5,431	4,113
0.00%, 07/01/2046	80,965	27,044
0.00%, 07/01/2051	7,735	1,935
4.33%, 07/01/2040	3,050	2,984
4.33%, 07/01/2040	8,810	8,620
4.54%, 07/01/2053	205	186
4.55%, 07/01/2040	1,442	1,443
4.75%, 07/01/2053	31,325	29,525
4.78%, 07/01/2058	17,438	16,281
5.00%, 07/01/2058	26,929	25,926
University of Puerto Rico
5.00%, 06/01/2026	100	100
5.00%, 06/01/2030	5	5
5.00%, 06/01/2030	75	74
5.00%, 06/01/2036	120	116

Total Puerto Rico		425,197

Rhode Island – 0.18%
Central Falls Detention Facility Corp.
7.25%, 07/15/2035 (4)(5)	855	333
Rhode Island Health & Educational Building Corp.
5.00%, 09/01/2036	340	341
5.25%, 05/15/2049	850	862
5.25%, 05/15/2054	970	980
Rhode Island Student Loan Authority
3.50%, 12/01/2034	250	248
3.63%, 12/01/2037	2,885	2,847
4.13%, 12/01/2041	1,025	1,010
4.13%, 12/01/2043	250	244
4.13%, 12/01/2043	415	402
5.00%, 12/01/2026	750	760
5.00%, 12/01/2028	300	314
5.00%, 12/01/2029	1,875	1,982
5.00%, 12/01/2044	260	262

Total Rhode Island		10,585

South Carolina – 1.18%
Connector 2000 Association, Inc.
0.00%, 01/01/2032	880	534
0.00%, 01/01/2032	7,463	5,337
0.00%, 01/01/2042	9,070	3,176
0.00%, 07/22/2051	132	6
0.00%, 07/22/2051	1,750	194
0.00%, 07/22/2051	30,487	4,890
Repower South Berkley LLC
0.00%, 02/01/2045 (6)(11)	630	—
South Carolina Jobs-Economic Development Authority
2.45%, 05/01/2048 (1)	1,200	1,200
4.00%, 11/15/2032	305	304

The accompanying notes are an integral part of these financial statements.

408

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
South Carolina – 1.18% – (continued)
4.00%, 04/01/2033 (1)	$1,730	$1,732
4.00%, 06/01/2046 (2)	200	146
5.00%, 05/01/2037	500	479
5.00%, 05/01/2042	500	451
5.00%, 11/15/2042	1,585	1,581
5.00%, 05/01/2043	8,280	8,414
5.00%, 04/01/2047	2,000	1,887
5.00%, 11/15/2047	1,515	1,517
5.00%, 04/01/2052	1,750	1,611
5.00%, 11/15/2054	1,780	1,626
5.25%, 04/01/2051	1,600	1,591
5.38%, 04/01/2056	2,000	1,990
5.50%, 06/15/2033	3,550	3,513
5.50%, 12/01/2045	1,000	1,008
5.63%, 10/01/2050	650	649
5.63%, 10/01/2060	2,050	2,006
5.75%, 11/15/2029	1,500	1,500
5.75%, 12/01/2060	1,570	1,552
5.80%, 12/01/2050	2,015	2,034
7.13%, 06/15/2053 (2)	135	137
7.25%, 08/15/2065 (2)	1,800	1,865
7.50%, 11/15/2053	1,275	1,348
7.75%, 11/15/2058	400	427
South Carolina Public Service Authority
4.00%, 12/01/2050	1,599	1,417
4.00%, 12/01/2055	1,000	911
5.00%, 12/01/2037	500	503
5.00%, 12/01/2041	500	504
5.00%, 12/01/2050	220	220
5.00%, 12/01/2055	2,725	2,783
5.00%, 12/01/2056	1,070	1,071
5.25%, 12/01/2055	910	910
South Carolina State Housing Finance & Development Authority
5.00%, 01/01/2052	840	876
6.00%, 01/01/2054	190	208
6.25%, 07/01/2054	1,880	2,082
Spartanburg Regional Health Services District
5.00%, 04/15/2032	1,340	1,497

Total South Carolina		67,687

South Dakota – 0.16%
City of Sioux Falls SD
5.00%, 11/01/2028	100	100
5.00%, 11/01/2030	105	105
5.00%, 11/01/2032	95	95
5.00%, 11/01/2042	1,885	1,769
County of Lincoln SD
4.00%, 08/01/2051	2,060	1,678
South Dakota Health & Educational Facilities Authority
5.00%, 11/01/2045	850	852
South Dakota Housing Development Authority
4.00%, 11/01/2047	130	130
6.25%, 05/01/2055	2,280	2,484
6.25%, 11/01/2055	245	274
6.50%, 11/01/2055	1,250	1,422

Total South Dakota		8,909

The accompanying notes are an integral part of these financial statements.

409

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Tennessee – 0.84%
Chattanooga Health Educational & Housing Facility Board
5.00%, 10/01/2030	$500	$500
5.00%, 10/01/2032	1,215	1,215
5.00%, 10/01/2035	2,445	2,446
City of Memphis TN Memphis Light Gas & Water Division Electric System Revenue
5.00%, 12/01/2042	350	382
Clarksville Public Building Authority
2.58%, 01/01/2033 (1)	2,900	2,900
Greeneville Health & Educational Facilities Board
5.00%, 07/01/2035	1,275	1,325
Industrial Development Board Of The City Of Kingsport Tennessee
5.25%, 12/01/2054 (1)(2)	3,325	3,253
Knox County Health Educational & Housing Facility Board
4.50%, 07/01/2046	1,100	1,081
5.00%, 07/01/2049	750	764
5.25%, 07/01/2064	1,575	1,613
5.50%, 07/01/2054	10	10
Memphis-Shelby County Industrial Development Board
4.75%, 07/01/2027	245	232
5.50%, 07/01/2037	1,600	1,204
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
3.20%, 12/01/2059 (1)	3,000	3,007
5.25%, 05/01/2053	2,500	2,564
Metropolitan Government Nashville & Davidson County Industrial Development Board
0.00%, 06/01/2043 (2)	235	102
3.15%, 07/01/2044 (1)	2,785	2,795
4.00%, 06/01/2051 (2)	4,050	3,480
Metropolitan Nashville Airport Authority
5.50%, 07/01/2052	2,050	2,140
Montgomery County Public Building Authority
2.55%, 07/01/2034 (1)	4,130	4,130
2.55%, 07/01/2038 (1)	2,300	2,300
Nashville Metropolitan Development & Housing Agency
4.50%, 06/01/2028 (2)	230	232
5.13%, 06/01/2036 (2)	3,790	3,851
Rutherford County Health & Educational Facilities Board
5.00%, 11/15/2048 (1)	1,770	1,935
Shelby County Health & Educational Facilities Board
5.25%, 06/01/2056 (2)	1,000	965
Shelby County Health Educational & Housing Facilities Board
5.00%, 12/01/2034	35	35
5.25%, 12/01/2044	80	74
5.25%, 12/01/2049	230	202
Tennessee Energy Acquisition Corp.
5.00%, 12/01/2035	1,580	1,699
5.00%, 05/01/2052 (1)	1,000	1,068
5.25%, 09/01/2026	450	455

Total Tennessee		47,959

Texas – 6.04%
Arlington Higher Education Finance Corp.
4.00%, 08/15/2036	250	232
4.00%, 08/15/2041	1,520	1,313
4.00%, 08/15/2046	350	282
4.00%, 02/15/2054	350	315
4.13%, 06/15/2054	120	109
4.38%, 02/15/2051	1,000	726
4.50%, 06/15/2044 (2)	500	459

The accompanying notes are an integral part of these financial statements.

410

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 6.04% – (continued)
4.75%, 08/15/2044	$495	$464
4.88%, 06/15/2054 (2)	1,100	991
4.88%, 06/15/2059 (2)	1,000	892
5.00%, 12/01/2036	1,405	1,415
5.00%, 08/15/2041	300	245
5.00%, 08/15/2049	925	870
5.00%, 08/15/2054	1,930	1,785
5.00%, 06/15/2064 (2)	2,690	2,409
5.75%, 06/15/2055 (2)	6,900	6,961
5.75%, 08/15/2062	1,600	832
5.88%, 06/15/2065 (2)	5,500	5,558
Austin Convention Enterprises, Inc.
5.00%, 01/01/2027	400	402
5.00%, 01/01/2028	575	578
5.00%, 01/01/2028	1,630	1,643
5.00%, 01/01/2029	555	558
5.00%, 01/01/2029	1,045	1,054
5.00%, 01/01/2030	140	141
5.00%, 01/01/2030	720	724
5.00%, 01/01/2031	200	202
5.00%, 01/01/2032	155	156
5.00%, 01/01/2032	1,925	1,940
5.00%, 01/01/2033	210	211
5.00%, 01/01/2034	240	241
5.00%, 01/01/2034	1,465	1,471
Barbers Hill Independent School District
4.00%, 02/15/2049	1,500	1,401
Baytown Municipal Development District
4.00%, 10/01/2050	1,770	1,409
Blue Meadow Municipal Utility District No 3 of Collin County
4.88%, 09/01/2045	1,295	1,275
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.00%, 12/01/2028	95	95
5.00%, 12/01/2030	115	115
5.00%, 12/01/2040	200	200
5.00%, 12/01/2045	740	696
5.25%, 12/01/2035	665	665
Board of Regents of the University of Texas System
5.00%, 08/15/2044	750	806
Brazoria County Industrial Development Corp.
0.00%, 06/01/2042 (1)(2)	350	35
7.00%, 03/01/2039 (4)(5)	250	25
8.50%, 03/01/2039 (2)	1,400	140
12.00%, 06/01/2043 (2)	500	50
Brazos Higher Education Authority, Inc.
3.00%, 04/01/2040	500	413
4.00%, 04/01/2045	285	259
4.50%, 04/01/2046	3,425	3,487
Brooks Development Authority
5.50%, 08/15/2052 (2)	3,250	3,159
5.88%, 08/15/2052 (2)	4,445	4,255
Capital Area Housing Finance Corp.
3.20%, 01/01/2041 (1)	1,000	1,000
Cedar Hill Independent School District
4.00%, 02/15/2050	810	758
Celina Independent School District
4.00%, 02/15/2054	1,000	925

The accompanying notes are an integral part of these financial statements.

411

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 6.04% – (continued)
Central Texas Turnpike System
0.00%, 08/15/2028	$150	$139
5.00%, 08/15/2039	1,225	1,360
5.00%, 08/15/2042	1,500	1,623
City of Anna TX
5.50%, 09/15/2055	1,250	1,253
City of Aubrey TX
5.38%, 12/31/2045 (2)	500	495
City of Austin TX
5.00%, 11/01/2044 (2)	560	551
City of Austin TX Airport System Revenue
5.00%, 11/15/2028	135	142
5.00%, 11/15/2029	255	273
5.00%, 11/15/2041	35	35
5.00%, 11/15/2043	80	82
5.25%, 11/15/2047	2,160	2,232
City of Buda TX
5.88%, 09/01/2045 (2)	193	193
6.00%, 09/01/2055 (2)	100	99
6.63%, 09/01/2045 (2)	342	342
6.75%, 09/01/2055 (2)	293	289
City of Celina TX
5.50%, 09/01/2054 (2)	650	664
City of Dayton TX
5.50%, 09/01/2055 (2)	2,825	2,786
City of Friendswood TX
7.00%, 09/15/2054	2,665	2,678
City of Houston TX Airport System Revenue
4.00%, 07/01/2041	3,770	3,426
4.00%, 07/15/2041	12,305	11,180
5.00%, 07/01/2027	1,725	1,753
5.00%, 07/15/2027	600	610
5.00%, 07/15/2027	5,075	5,158
5.00%, 07/15/2028	3,170	3,257
5.00%, 07/01/2029	950	951
5.25%, 07/15/2031	3,035	3,225
5.25%, 07/15/2033	2,790	2,993
5.25%, 07/15/2034	3,000	3,228
5.25%, 07/15/2034	3,070	3,302
5.50%, 07/15/2035	3,000	3,305
5.50%, 07/15/2036	2,490	2,721
5.50%, 07/15/2037	3,600	3,913
5.50%, 07/15/2038	5,700	6,158
5.50%, 07/15/2039	7,850	8,424
City of Justin TX
4.00%, 09/01/2051 (2)	350	286
City of Lavon TX
4.25%, 09/15/2035	500	499
4.38%, 09/15/2031 (2)	224	225
5.13%, 09/15/2044 (2)	600	608
5.38%, 09/15/2045	2,400	2,391
5.50%, 09/15/2054 (2)	729	732
5.75%, 09/15/2045 (2)	775	798
5.75%, 09/15/2055	1,650	1,650
6.00%, 09/15/2054 (2)	1,463	1,506
City of Lowry Crossing TX
5.75%, 09/15/2045 (2)	500	513
6.00%, 09/15/2055 (2)	1,300	1,332

The accompanying notes are an integral part of these financial statements.

412

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 6.04% – (continued)
City of Pflugerville TX
5.13%, 09/01/2045 (2)	$1,200	$1,187
5.38%, 09/01/2055 (2)	850	840
City of Princeton TX
5.25%, 09/01/2054 (2)	1,000	989
City of Royse City TX
5.38%, 09/15/2035 (2)	700	699
5.75%, 09/15/2045	800	797
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2048	195	199
City of San Marcos TX
4.50%, 09/01/2051 (2)	259	225
City of Seagoville TX
6.00%, 09/15/2044 (2)	1,000	1,002
6.25%, 09/15/2054 (2)	1,500	1,487
Clifton Higher Education Finance Corp.
4.00%, 08/15/2029	250	254
4.00%, 08/15/2054	1,470	1,325
4.13%, 08/15/2049	3,885	3,718
4.25%, 08/15/2053	2,800	2,633
4.50%, 12/01/2044	670	626
5.75%, 06/15/2044 (2)	100	95
6.00%, 06/15/2054 (2)	850	789
6.25%, 06/15/2053 (2)	350	336
Conroe Local Government Corp.
5.00%, 10/01/2050 (2)	120	96
County of Denton TX
5.25%, 12/31/2044 (2)	149	149
5.38%, 12/31/2045 (2)	170	176
5.63%, 12/31/2055 (2)	1,690	1,739
5.88%, 12/31/2045 (2)	1,035	1,067
6.00%, 12/31/2044 (2)	157	158
6.13%, 12/31/2054 (2)	112	112
6.13%, 12/31/2055 (2)	1,445	1,490
6.25%, 12/31/2054 (2)	237	233
County of Harris TX
5.00%, 09/15/2054	300	313
5.00%, 09/15/2054	350	365
County of Harris TX Toll Road Revenue
4.00%, 08/15/2054	2,000	1,777
County of Medina TX
5.50%, 09/01/2044 (2)	255	257
Cypress-Fairbanks Independent School District
4.00%, 02/15/2048	250	236
Dallas Area Rapid Transit
4.00%, 12/01/2051	1,500	1,349
Dallas Fort Worth International Airport
5.00%, 11/01/2031	6,000	6,576
5.00%, 11/01/2050 (1)	415	454
5.00%, 11/01/2050 (1)	1,000	1,059
East Lake Houston Management District
7.50%, 09/15/2055 (2)	2,250	2,258
East Waller County Management District
6.00%, 09/15/2045 (2)	1,100	1,128
6.25%, 09/15/2055 (2)	1,300	1,331
El Paso County Hospital District
4.25%, 02/15/2054	235	218

The accompanying notes are an integral part of these financial statements.

413

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 6.04% – (continued)
Fort Bend County Industrial Development Corp.
4.75%, 05/01/2038	$1,010	$1,010
4.75%, 11/01/2042	955	955
Garland Independent School District
5.00%, 02/15/2048	460	479
Greenwood Independent School District
4.00%, 02/15/2054	250	231
Harris County Cultural Education Facilities Finance Corp.
5.00%, 07/01/2038	2,275	2,543
5.00%, 01/01/2043	1,290	1,290
5.00%, 01/01/2048	1,410	1,351
Harris County Municipal Utility District No 478
5.00%, 12/01/2050	1,020	1,015
Harris County-Houston Sports Authority
5.00%, 11/15/2041	850	913
5.00%, 11/15/2042	250	266
5.00%, 11/15/2043	2,450	2,583
Hidalgo County Regional Mobility Authority
4.00%, 12/01/2038	1,350	1,316
4.00%, 12/01/2039	500	481
4.00%, 12/01/2040	70	66
4.00%, 12/01/2041	420	389
Katy Independent School District
4.00%, 02/15/2053	1,000	933
Kaufman Independent School District
5.00%, 02/15/2054	200	207
Klein Independent School District
4.00%, 08/01/2048	1,525	1,433
Love Field Airport Modernization Corp.
5.00%, 11/01/2028	670	670
Lower Colorado River Authority
6.00%, 05/15/2052	1,825	1,975
Matagorda County Navigation District No 1
4.25%, 05/01/2030	500	521
4.40%, 05/01/2030	500	522
Mckinney Municipal Utility District No 2
4.00%, 09/01/2049	1,415	1,267
Mission Economic Development Corp.
4.00%, 06/01/2054 (1)	550	553
4.63%, 10/01/2031 (2)	9,470	9,471
5.00%, 12/01/2064 (1)	1,400	1,451
Montgomery County Toll Road Authority
5.00%, 09/15/2032	85	85
5.00%, 09/15/2033	310	310
5.00%, 09/15/2034	95	95
5.00%, 09/15/2035	1,185	1,186
5.00%, 09/15/2036	170	170
5.00%, 09/15/2037	1,245	1,246
5.00%, 09/15/2038	215	215
5.00%, 09/15/2043	645	645
5.00%, 09/15/2048	1,335	1,335
New Hope Cultural Education Facilities Finance Corp.
0.00%, 11/15/2061 (1)	499	215
3.38%, 08/15/2029 (2)	325	311
4.00%, 01/01/2041	1,385	1,232
4.00%, 11/01/2049	1,175	986
4.25%, 10/01/2030	395	396
4.63%, 10/01/2030	470	472

The accompanying notes are an integral part of these financial statements.

414

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 6.04% – (continued)
5.00%, 04/01/2031	$335	$337
5.00%, 10/01/2031	230	232
5.00%, 10/01/2032	30	30
5.00%, 10/01/2033	70	70
5.00%, 10/01/2034	255	256
5.00%, 07/01/2035	2,100	2,071
5.00%, 04/01/2036	820	825
5.00%, 01/01/2039	250	252
5.00%, 10/01/2039	350	348
5.00%, 07/01/2040	3,900	2,956
5.00%, 04/01/2042	135	139
5.00%, 04/01/2046	1,060	1,060
5.00%, 07/01/2047	1,075	1,009
5.00%, 08/15/2049 (2)	250	226
5.00%, 08/15/2054 (2)	1,500	1,338
5.00%, 01/01/2055	150	134
5.00%, 11/01/2055	2,105	2,046
5.00%, 07/01/2057	1,045	677
5.00%, 07/01/2058	475	473
5.00%, 11/01/2060	4,400	4,233
5.25%, 07/01/2032	395	399
5.25%, 10/01/2049	1,020	956
5.38%, 11/15/2036	35	34
5.38%, 01/01/2055	1,200	1,187
5.38%, 01/01/2060	2,165	2,115
5.50%, 07/01/2045	1,600	1,409
5.50%, 11/15/2046	70	61
5.50%, 11/15/2052	320	268
5.50%, 07/01/2054	1,190	990
6.50%, 07/01/2056 (2)	1,500	1,462
6.75%, 07/01/2044	1,625	1,668
7.13%, 07/01/2056	875	889
Newark Higher Education Finance Corp.
4.00%, 08/15/2041	250	223
4.00%, 08/15/2051	225	178
North Texas Higher Education Authority, Inc.
4.13%, 06/01/2045	340	335
4.50%, 06/01/2046	525	531
5.00%, 06/01/2033	110	118
North Texas Tollway Authority
4.25%, 01/01/2049	500	454
5.00%, 01/01/2039	170	170
Port of Beaumont Navigation District
2.88%, 01/01/2041 (2)	1,000	739
3.63%, 01/01/2035 (2)	4,770	4,455
4.00%, 01/01/2050 (2)	5,495	4,208
5.13%, 01/01/2044 (2)	1,650	1,614
Prosper Independent School District
4.00%, 02/15/2054	550	497
San Antonio Water System
5.00%, 05/15/2050	250	257
Tarrant County Cultural Education Facilities Finance Corp.
4.00%, 05/15/2027	55	55
4.00%, 05/15/2031	130	130
5.00%, 11/15/2035 (4)(5)(6)	830	0
5.00%, 11/15/2035	1,750	1,751
5.00%, 05/15/2037	45	45
5.00%, 11/15/2037	170	171

The accompanying notes are an integral part of these financial statements.

415

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Texas – 6.04% – (continued)
5.00%, 11/15/2040	$265	$266
5.00%, 11/15/2040	1,800	1,800
5.00%, 05/15/2045	1,750	1,670
5.00%, 11/15/2045 (4)(5)(6)	1,542	0
5.00%, 11/15/2046	1,900	1,826
5.00%, 11/15/2051 (1)	1,000	1,139
5.00%, 11/15/2051 (1)	4,000	4,461
5.25%, 11/15/2047 (4)(5)(6)	108	0
5.75%, 12/01/2054	1,747	1,498
Tarrant County Hospital District
5.25%, 08/15/2048	2,145	2,237
Texas City Independent School District
4.00%, 08/15/2053	255	235
Texas Department of Housing & Community Affairs
5.75%, 07/01/2054	1,950	2,135
6.00%, 03/01/2054	95	104
Texas Municipal Gas Acquisition & Supply Corp. I
6.25%, 12/15/2026	620	640
Texas Municipal Gas Acquisition & Supply Corp. II
3.32% (3 Month Term SOFR + 0.86%), 09/15/2027 (3)	290	290
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2029	2,250	2,385
Texas Municipal Gas Acquisition & Supply Corp. IV
5.50%, 01/01/2054 (1)	1,100	1,223
Texas Municipal Gas Acquisition & Supply Corp. V
5.00%, 01/01/2055 (1)	8,725	9,416
Texas Municipal Gas Acquisition & Supply Corp. VI
5.00%, 01/01/2036	4,000	4,281
Texas Private Activity Bond Surface Transportation Corp.
4.00%, 06/30/2039	1,650	1,645
5.00%, 12/31/2032	1,110	1,188
5.00%, 12/31/2034	3,000	3,191
5.00%, 06/30/2058	11,515	11,231
5.50%, 12/31/2058	1,875	1,943
Texas Transportation Commission State Highway 249 System
5.00%, 08/01/2057	3,680	3,724
Texas Water Development Board
4.00%, 10/15/2051	1,000	913
Town of Little Elm TX
4.50%, 09/01/2035 (2)	1,000	1,001
5.38%, 09/01/2051 (2)	700	701
5.63%, 09/01/2045 (2)	1,500	1,499
5.75%, 09/01/2053 (2)	650	664
Travis County Development Authority
5.00%, 09/01/2044 (2)	605	604
University Hills Municipal Management District
5.88%, 09/01/2055 (2)	2,200	2,220
5.88%, 09/01/2055	3,575	3,608
Waller County Municipal Utility District No 55A
4.63%, 09/01/2042	1,050	1,051
Waxahachie Independent School District
4.00%, 02/15/2053	1,775	1,635

Total Texas		346,764

Utah – 2.24%
Arrowhead Springs Public Infrastructure District
5.63%, 12/01/2054 (2)	325	327
6.00%, 03/01/2056 (2)	1,500	1,501

The accompanying notes are an integral part of these financial statements.

416

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utah – 2.24% – (continued)
Black Desert Public Infrastructure District
5.63%, 12/01/2053 (2)	$4,350	$4,384
Black Rock Mountain Resort Public Infrastructure District
5.88%, 12/01/2054 (2)	1,275	1,315
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2046	395	401
5.00%, 07/01/2047	3,000	3,002
5.25%, 07/01/2048	3,000	3,037
Copper Rim Infrastructure Financing District
6.13%, 12/01/2054 (2)	2,185	2,246
Downtown Revitalization Public Infrastructure District
5.00%, 07/15/2035 (2)	200	201
Fiddlers Canyon Infrastructure Financing District
5.63%, 12/01/2053 (2)	965	919
Firefly Public Infrastructure District No 1
6.63%, 03/01/2054 (2)	1,340	1,376
Firefly Public Infrastructure District No 1 Assessment Area No 1
5.63%, 12/01/2043 (2)	3,151	3,197
Intermountain Power Agency
5.00%, 07/01/2041	265	286
5.00%, 07/01/2042	375	401
5.00%, 07/01/2043	350	371
Jordanelle Ridge Public Infrastructure District No 2
7.75%, 03/01/2054 (2)	1,000	1,044
Mida Cormont Public Infrastructure District
0.00%, 06/01/2055 (2)	2,385	2,030
6.25%, 06/01/2055 (2)	1,650	1,731
MIDA Mountain Veterans Program Public Infrastructure District
5.00%, 06/01/2044 (2)	500	501
5.20%, 06/01/2054 (2)	825	815
Mida Mountain Village Public Infrastructure District
0.00%, 06/01/2043 (2)	170	126
4.00%, 08/01/2027 (2)	1,300	1,304
4.00%, 08/01/2030 (2)	445	447
4.00%, 08/01/2031 (2)	900	904
4.00%, 08/01/2050 (2)	4,220	3,596
4.25%, 08/01/2035 (2)	455	458
4.50%, 08/01/2040 (2)	1,250	1,255
5.00%, 08/01/2050 (2)	1,250	1,225
5.13%, 06/15/2054 (2)	8,740	8,640
5.75%, 06/15/2044 (2)	860	881
6.00%, 06/15/2054 (2)	9,985	10,251
Military Installation Development Authority
4.00%, 06/01/2036	1,750	1,698
4.00%, 06/01/2041	200	187
4.00%, 06/01/2041	3,455	3,196
4.00%, 06/01/2052	5,720	4,746
4.00%, 06/01/2052	8,300	6,784
NS Public Infrastructure District No 1
6.00%, 12/01/2044 (2)	1,000	945
NWQ Public Infrastructure District
6.13%, 03/01/2056 (2)	2,345	2,362
Panorama Public Infrastructure District No 1
6.25%, 03/01/2055 (2)	1,775	1,787
Point Phase 1 Public Infrastructure District No 1
0.00%, 03/01/2055	500	403
5.88%, 03/01/2045	700	723
6.13%, 03/01/2055	5,225	5,430

The accompanying notes are an integral part of these financial statements.

417

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Utah – 2.24% – (continued)
Red Bridge Public Infrastructure District No 1
3.63%, 02/01/2035 (2)	$600	$525
4.13%, 02/01/2041 (2)	1,000	862
4.38%, 02/01/2051 (2)	500	394
Ridges Estates Infrastructure Financing District
6.25%, 12/01/2053 (2)	3,325	3,429
Sawmill Infrastructure Financing District
6.00%, 12/01/2054 (2)	1,500	1,554
SkyRidge Pegasus Infrastructure Financing District
5.25%, 12/01/2044 (2)	4,136	4,098
Soleil Hills Public Infrastructure District No 1
5.88%, 03/01/2055 (2)	1,000	1,001
South Salt Lake Redevelopment Agency
6.25%, 04/15/2046 (2)	2,000	2,018
Sun Stone Infrastructure Financing District
6.75%, 06/01/2054 (2)	2,415	2,457
Tech Ridge Public Infrastructure District
6.25%, 12/01/2054 (2)	4,500	4,657
Three Bridges Public Infrastructure District No 1
5.00%, 12/01/2036 (2)	2,510	2,529
6.00%, 12/01/2053 (2)	3,615	3,630
UIPA Crossroads Public Infrastructure District
4.13%, 06/01/2041 (2)	3,000	2,886
4.38%, 06/01/2052 (2)	5,865	5,369
Utah Housing Corp.
6.00%, 07/01/2054	50	55
6.25%, 07/01/2055	380	426
6.50%, 07/01/2055	2,000	2,278
Wakara Ridge Public Infrastructure District
5.63%, 12/01/2054 (2)	860	878
Wolf Creek Infrastructure Financing District No 1
5.75%, 12/01/2044	1,870	1,914
Wood Ranch Public Infrastructure District
5.63%, 12/01/2053 (2)	1,458	1,471

Total Utah		128,864

Vermont – 0.09%
Vermont Economic Development Authority
4.00%, 05/01/2037	325	313
4.00%, 05/01/2045	1,975	1,662
4.38%, 06/01/2052 (1)(2)	975	981
Vermont Student Assistance Corp.
2.38%, 06/15/2039	605	559
4.00%, 06/15/2041	170	164
4.38%, 06/15/2040	285	280
5.00%, 06/15/2030	350	368
5.00%, 06/15/2039	215	218
5.13%, 06/15/2040	325	330
5.25%, 06/15/2041	295	299

Total Vermont		5,174

Virgin Islands – 0.45%
Matching Fund Special Purpose Securitization Corp.
5.00%, 10/01/2028	1,245	1,283
5.00%, 10/01/2030	1,275	1,332
5.00%, 10/01/2039	11,100	11,532
Virgin Islands Hotel Development Financing Corp.
6.00%, 12/01/2055	9,025	8,868

The accompanying notes are an integral part of these financial statements.

418

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Virgin Islands – 0.45% – (continued)
Virgin Islands Public Finance Authority
5.00%, 10/01/2032	$2,400	$2,407
5.00%, 10/01/2039 (2)	600	600

Total Virgin Islands		26,022

Virginia – 2.66%
Chesapeake Bay Bridge & Tunnel District
5.00%, 07/01/2046	5,610	5,617
5.00%, 07/01/2051	1,670	1,671
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
4.88%, 07/15/2040	510	524
Fairfax County Industrial Development Authority
4.00%, 05/15/2044	1,000	966
Farmville Industrial Development Authority
5.00%, 01/01/2032	1,000	1,028
5.00%, 01/01/2033	250	256
5.00%, 01/01/2038	250	252
5.00%, 01/01/2040	190	190
5.00%, 01/01/2048	500	459
5.00%, 01/01/2050	1,100	998
Hanover County Economic Development Authority
4.00%, 07/01/2040 (2)	2,000	1,837
4.00%, 07/01/2047 (2)	2,000	1,631
5.00%, 07/01/2038	500	504
5.00%, 07/01/2048	500	476
Henrico County Economic Development Authority
3.00%, 10/01/2035	225	216
5.00%, 06/01/2039	300	303
5.00%, 12/01/2047	265	265
5.00%, 11/01/2048	2,500	2,583
Isle Wight County Industrial Development Authority
5.25%, 07/01/2053	1,740	1,829
James City County Economic Development Authority
4.00%, 12/01/2040	665	605
4.00%, 06/01/2041	125	110
4.00%, 06/01/2047	385	305
4.00%, 12/01/2050	1,000	777
6.88%, 12/01/2058	240	259
Lexington Industrial Development Authority
4.00%, 01/01/2037	750	736
Louisa Industrial Development Authority
3.80%, 11/01/2035 (1)	1,405	1,422
Lynchburg Economic Development Authority
3.00%, 01/01/2051	250	174
4.00%, 01/01/2055	345	291
Newport News Industrial Development Authority
5.00%, 07/01/2046 (2)	4,900	4,824
Norfolk Redevelopment & Housing Authority
5.00%, 01/01/2035	275	275
5.00%, 01/01/2046	590	551
5.00%, 01/01/2049	720	657
5.38%, 01/01/2035	425	425
5.38%, 01/01/2046	290	285
Powhatan County Economic Development Authority
6.13%, 09/01/2060 (2)	1,800	1,771
Tobacco Settlement Financing Corp.
0.00%, 06/01/2047	4,835	1,224
5.00%, 06/01/2047	19,020	15,831

The accompanying notes are an integral part of these financial statements.

419

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Virginia – 2.66% – (continued)
Virginia Beach Development Authority
7.00%, 09/01/2059	$615	$672
Virginia College Building Authority
5.00%, 07/01/2030 (2)	820	758
5.00%, 07/01/2045 (2)	710	539
5.00%, 07/01/2045 (2)	5,905	4,484
5.25%, 07/01/2030 (2)	100	93
5.25%, 07/01/2035 (2)	1,120	977
Virginia Housing Development Authority
4.65%, 09/01/2055	1,600	1,590
4.70%, 07/01/2055	3,700	3,675
4.90%, 10/01/2050	5,390	5,360
4.95%, 10/01/2055	4,610	4,614
5.25%, 11/01/2057	1,350	1,392
Virginia Small Business Financing Authority
4.00%, 07/01/2029	1,220	1,243
4.00%, 01/01/2032	1,000	1,027
4.00%, 01/01/2036	2,000	2,012
4.00%, 01/01/2037	1,515	1,511
4.00%, 01/01/2038	330	328
4.00%, 01/01/2039	6,770	6,671
4.00%, 01/01/2040	8,765	8,491
4.00%, 01/01/2041	185	175
4.00%, 12/01/2041	1,325	1,262
4.00%, 01/01/2042	205	190
4.00%, 01/01/2045	650	589
4.00%, 01/01/2048	11,725	10,244
4.00%, 01/01/2051	600	520
4.00%, 12/01/2051	2,050	1,721
5.00%, 01/01/2031	100	105
5.00%, 12/01/2034	285	309
5.00%, 01/01/2036	70	75
5.00%, 07/01/2037	160	169
5.00%, 12/01/2039	325	344
5.00%, 12/31/2047	9,275	9,279
5.00%, 01/01/2048 (1)(2)	500	477
5.00%, 12/31/2049	4,390	4,227
5.00%, 12/31/2052	10,620	10,170
5.00%, 12/31/2056	12,315	11,672
5.50%, 12/01/2054	3,795	3,879

Total Virginia		152,971

Washington – 1.69%
Adams County Public Hospital District No 2
5.13%, 12/01/2044	1,180	1,145
Kalispel Tribe of Indians
5.00%, 01/01/2032 (2)	1,715	1,748
5.25%, 01/01/2038 (2)	250	255
5.25%, 01/01/2038 (2)	770	785
Port of Seattle WA
5.00%, 08/01/2042	150	157
Skagit County Public Hospital District No 1
5.50%, 12/01/2041	300	319
5.50%, 12/01/2054	2,715	2,781
Washington Health Care Facilities Authority
4.00%, 10/01/2045	1,685	1,502
5.00%, 08/15/2033	1,750	1,796
5.00%, 12/01/2036	275	280

The accompanying notes are an integral part of these financial statements.

420

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Washington – 1.69% – (continued)
5.00%, 10/01/2041	$1,250	$1,251
5.50%, 09/01/2055	955	1,010
Washington Higher Education Facilities Authority
4.00%, 05/01/2045	1,000	906
4.00%, 05/01/2050	950	816
Washington State Convention Center Public Facilities District
3.00%, 07/01/2034	375	357
3.00%, 07/01/2035	295	278
3.00%, 07/01/2048	2,290	1,669
3.00%, 07/01/2058	25	17
3.00%, 07/01/2058	225	154
3.00%, 07/01/2058	1,275	849
4.00%, 07/01/2031	2,560	2,642
4.00%, 07/01/2034	1,065	1,086
4.00%, 07/01/2058	100	82
4.00%, 07/01/2058	100	82
5.00%, 07/01/2033	100	104
5.00%, 07/01/2034	550	584
5.00%, 07/01/2043	1,500	1,511
5.00%, 07/01/2048	200	200
5.00%, 07/01/2058	2,000	1,981
5.00%, 07/01/2058	2,000	1,981
Washington State Housing Finance Commission
0.00%, 11/20/2041 (1)	2,133	2,052
0.00%, 11/20/2041 (1)	5,358	5,088
0.00%, 03/01/2050 (1)	16,030	15,716
3.38%, 04/20/2037	2,887	2,731
3.50%, 12/20/2035	13,982	13,598
4.00%, 07/01/2026 (2)	100	100
4.00%, 01/01/2057 (2)	250	163
5.00%, 07/01/2031 (2)	1,000	1,005
5.00%, 07/01/2033 (2)	285	288
5.00%, 07/01/2033	530	568
5.00%, 01/01/2038 (2)	150	148
5.00%, 07/01/2038 (2)	100	100
5.00%, 01/01/2046 (2)	1,220	1,153
5.00%, 07/01/2046 (2)	825	772
5.00%, 07/01/2048 (2)	145	133
5.00%, 07/01/2048 (2)	195	143
5.00%, 07/01/2048	1,750	1,732
5.00%, 07/01/2050 (2)	150	129
5.00%, 01/01/2051 (2)	455	416
5.00%, 07/01/2051 (2)	900	815
5.00%, 07/01/2053 (2)	480	334
5.00%, 07/01/2054	4,395	4,160
5.00%, 01/01/2055 (2)	4,480	4,045
5.00%, 01/01/2056 (2)	1,150	1,001
5.50%, 01/01/2044 (2)	275	270
5.50%, 07/01/2050 (2)	3,500	3,506
5.75%, 07/01/2060 (2)	3,000	3,035
5.88%, 01/01/2059 (2)	100	97
6.00%, 07/01/2059 (2)	170	173
6.00%, 07/01/2060 (2)	1,500	1,529
6.25%, 01/01/2056	1,335	1,332
6.25%, 01/01/2061	2,250	2,229

Total Washington		96,889

The accompanying notes are an integral part of these financial statements.

421

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
West Virginia – 0.42%
City of Huntington WV
5.63%, 06/01/2052	$1,000	$980
Monongalia County Commission Excise Tax District
4.13%, 06/01/2043 (2)	835	742
4.88%, 06/01/2043 (2)	325	322
5.50%, 06/01/2037 (2)	365	370
5.75%, 06/01/2043 (2)	365	369
7.00%, 06/01/2043 (2)	315	331
West Virginia Economic Development Authority
3.47%, 02/01/2036 (1)	2,200	2,200
4.63%, 04/15/2055 (1)	3,005	3,041
4.70%, 04/01/2036 (1)	9,150	9,186
5.45%, 01/01/2055 (1)(2)	2,810	2,991
West Virginia Hospital Finance Authority
5.00%, 01/01/2026	1,370	1,370
6.00%, 09/01/2053	1,330	1,437
West Virginia Parkways Authority
4.00%, 06/01/2051	1,155	1,050

Total West Virginia		24,389

Wisconsin – 4.48%
Public Finance Authority
0.00%, 12/15/2034 (2)	700	411
0.00%, 12/15/2041 (2)	12,572	4,661
0.00%, 12/15/2042 (2)	24,065	7,395
0.00%, 07/01/2062 (1)(2)	6,325	5,068
3.30%, 10/01/2046 (1)	180	180
4.00%, 06/15/2029 (2)	35	34
4.00%, 07/01/2030 (2)	400	394
4.00%, 12/01/2031 (2)	250	250
4.00%, 04/01/2032 (2)	190	187
4.00%, 10/01/2034	290	296
4.00%, 08/01/2035	7,810	7,608
4.00%, 06/01/2036 (2)	100	91
4.00%, 11/15/2037	165	166
4.00%, 07/01/2041	2,335	2,132
4.00%, 12/01/2041	1,000	940
4.00%, 12/01/2041 (2)	1,150	1,055
4.00%, 01/01/2042	325	311
4.00%, 04/01/2042 (2)	2,200	1,954
4.00%, 01/01/2046	750	613
4.00%, 07/01/2046	1,125	903
4.00%, 01/01/2047	1,315	1,181
4.00%, 06/01/2051 (2)	815	591
4.00%, 07/01/2051 (2)	450	334
4.00%, 07/01/2051	1,085	840
4.00%, 09/30/2051	1,000	827
4.00%, 04/01/2052 (2)	1,650	1,302
4.00%, 06/01/2056 (2)	2,675	1,877
4.00%, 06/01/2061 (2)	100	68
4.00%, 07/01/2061 (2)	1,280	898
4.05%, 11/01/2030	170	169
4.25%, 07/15/2044 (2)	305	274
4.25%, 07/01/2054	13,010	10,705
4.30%, 11/01/2030	4,505	4,503
4.50%, 07/15/2049 (2)	800	704
4.75%, 07/01/2045 (2)	110	100
4.75%, 03/01/2052	285	254

The accompanying notes are an integral part of these financial statements.

422

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Wisconsin – 4.48% – (continued)
5.00%, 06/01/2029 (2)	$170	$171
5.00%, 07/15/2030 (2)	690	691
5.00%, 09/01/2030 (2)	55	55
5.00%, 06/15/2034	675	698
5.00%, 12/15/2036 (2)	2,788	2,762
5.00%, 06/01/2037 (2)	1,035	1,054
5.00%, 06/15/2037 (2)	1,130	1,078
5.00%, 07/01/2037	880	880
5.00%, 09/01/2038 (2)	115	115
5.00%, 06/01/2039	1,495	1,519
5.00%, 06/15/2039 (2)	70	66
5.00%, 06/15/2039 (2)	500	489
5.00%, 06/15/2039	500	509
5.00%, 06/15/2039 (2)	640	636
5.00%, 08/01/2039	1,650	1,681
5.00%, 01/01/2040	70	71
5.00%, 04/01/2040 (2)	400	402
5.00%, 07/01/2040 (2)	650	633
5.00%, 10/15/2041 (2)	570	537
5.00%, 11/15/2041	725	745
5.00%, 10/01/2043 (2)	155	154
5.00%, 12/15/2044 (2)	905	864
5.00%, 01/01/2045	140	140
5.00%, 01/01/2046	750	729
5.00%, 07/01/2047	135	129
5.00%, 10/01/2048 (2)	1,735	1,646
5.00%, 06/15/2049 (2)	420	385
5.00%, 06/15/2049 (2)	870	720
5.00%, 06/15/2049	1,100	1,070
5.00%, 06/15/2049 (2)	2,000	1,765
5.00%, 09/01/2049 (2)	125	115
5.00%, 04/01/2050 (2)	1,950	1,805
5.00%, 06/01/2050 (2)	750	641
5.00%, 06/15/2051 (2)	200	174
5.00%, 02/01/2052	2,155	2,127
5.00%, 06/01/2052 (2)	2,235	1,986
5.00%, 07/01/2052	290	271
5.00%, 10/01/2053 (2)	915	851
5.00%, 02/01/2054	500	478
5.00%, 06/15/2054 (2)	655	586
5.00%, 09/01/2054 (2)	625	586
5.00%, 12/15/2054 (2)	3,000	2,744
5.00%, 01/01/2055 (2)	5,050	4,275
5.00%, 07/01/2055 (2)	650	556
5.00%, 07/01/2055 (2)	880	798
5.00%, 01/01/2056 (2)	1,000	841
5.00%, 06/15/2056 (2)	130	110
5.00%, 10/15/2056 (2)	625	532
5.00%, 07/01/2058	3,000	3,001
5.00%, 05/01/2060 (2)	5,245	3,287
5.00%, 07/01/2060 (2)	140	125
5.00%, 02/01/2062	1,025	995
5.00%, 02/01/2064	500	467
5.13%, 07/15/2037 (2)	1,250	1,258
5.13%, 06/15/2047 (2)	180	154
5.25%, 05/15/2037 (2)	485	489
5.25%, 07/01/2042	1,405	1,485
5.25%, 03/01/2047	900	892

The accompanying notes are an integral part of these financial statements.

423

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Wisconsin – 4.48% – (continued)
5.25%, 05/15/2047 (2)	$835	$807
5.25%, 05/15/2052 (2)	655	618
5.25%, 07/01/2061 (2)	2,285	1,798
5.25%, 11/15/2061	2,665	2,677
5.25%, 06/15/2065	2,175	2,052
5.38%, 12/15/2032 (2)	900	899
5.38%, 06/15/2039 (2)	150	152
5.38%, 07/01/2047	2,135	2,222
5.38%, 07/15/2047 (2)	100	97
5.50%, 09/01/2030 (2)	150	157
5.50%, 11/15/2032 (2)	1,205	1,207
5.50%, 12/15/2032 (2)	1,529	1,526
5.50%, 06/01/2055	3,000	3,138
5.63%, 06/15/2054 (2)	1,435	1,117
5.63%, 07/01/2055	1,020	1,071
5.63%, 06/15/2059 (2)	2,000	1,527
5.70%, 06/15/2044 (2)	400	400
5.75%, 09/01/2035 (2)	375	393
5.75%, 06/01/2045 (2)	220	218
5.75%, 07/01/2049	1,110	1,162
5.75%, 07/01/2053 (2)	385	386
5.75%, 07/01/2054	4,840	5,030
5.75%, 12/01/2054 (2)	3,400	3,415
5.75%, 06/30/2060	7,700	7,947
5.75%, 07/01/2062	2,232	2,334
5.75%, 07/01/2063 (2)	5,440	5,408
5.75%, 12/31/2065	22,980	23,663
5.88%, 11/15/2027 (2)	566	566
5.88%, 06/15/2054 (2)	750	738
6.00%, 11/15/2045 (2)	3,500	3,397
6.00%, 12/15/2045 (2)	1,190	1,232
6.00%, 06/01/2055 (2)	240	235
6.00%, 12/15/2055 (2)	335	343
6.00%, 06/01/2060 (2)	225	219
6.00%, 02/01/2062 (2)	1,150	1,179
6.00%, 06/15/2064 (2)	1,565	1,537
6.13%, 12/15/2029 (2)	100	101
6.25%, 11/15/2029	44	44
6.25%, 04/01/2045 (2)	800	781
6.25%, 09/01/2046 (2)	1,405	1,449
6.25%, 06/15/2053 (2)	1,930	1,863
6.45%, 04/01/2060 (2)	2,000	1,910
6.50%, 06/30/2060	5,520	6,062
6.50%, 12/31/2065	8,320	9,106
6.63%, 07/01/2053 (2)	500	516
7.00%, 09/01/2054 (2)	1,705	1,811
7.25%, 01/01/2061 (2)	500	528
9.00%, 05/01/2071 (2)	2,425	1,174
10.00%, 11/01/2038 (2)	950	1,068
Wisconsin Health & Educational Facilities Authority
3.00%, 12/01/2031	70	61
4.00%, 11/15/2034	7,500	7,514
4.00%, 09/15/2036	55	54
4.00%, 09/15/2041	50	46
4.00%, 09/15/2041	1,010	931
4.00%, 09/15/2045	45	38
4.00%, 09/15/2045	950	812
4.20%, 08/15/2028	320	320

The accompanying notes are an integral part of these financial statements.

424

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Wisconsin – 4.48% – (continued)
4.25%, 08/01/2034	$500	$502
4.50%, 02/15/2054	3,990	3,885
5.00%, 06/01/2037	275	277
5.00%, 06/01/2041	570	559
5.00%, 08/01/2049	500	473
5.50%, 02/15/2054	1,335	1,403
5.63%, 07/01/2045	1,405	1,408
5.88%, 07/01/2055	4,315	4,319
6.00%, 07/01/2060	1,320	1,327
6.13%, 10/01/2059	1,385	1,431
6.25%, 11/15/2055	835	826
6.38%, 11/15/2060	585	581
6.63%, 07/01/2060	3,260	3,390
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
6.00%, 03/01/2054	645	707
6.00%, 03/01/2055	385	417
6.00%, 03/01/2055	1,595	1,742
Wisconsin Housing & Economic Development Authority Housing Revenue
5.05%, 11/01/2055	3,800	3,826

Total Wisconsin		257,428

Total Municipal Bonds (Cost: $5,574,826)		5,638,273

	Shares (000s)	Value (000s)
COMMON STOCKS – 0.00% (9)
Basic Materials – 0.00% (9)
Ingevity Corp. (5)(6)	0	4

Total Basic Materials		4

Consumer, Cyclical – 0.00% (9)
United Airlines Holdings, Inc. (5)(6)	0	3

Total Consumer, Cyclical		3

Total Common Stocks (Cost: $6)		7

SHORT-TERM INVESTMENTS – 0.79%
Money Market Funds – 0.75%
Fidelity Institutional Money Market Government Portfolio – Class I, 3.71% (10)	43,151	43,151

Total Money Market Funds (Cost: $43,151)		43,151

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.04%
JP Morgan, New York, 3.13% due 01/02/2026	$2,136	2,136

Total Time Deposits (Cost: $2,136)		2,136

Total Short-Term Investments (Cost: $45,287)		45,287

TOTAL INVESTMENTS IN SECURITIES – 99.02% (Cost: $5,620,119)		5,683,567

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.98%		56,529

TOTAL NET ASSETS – 100.00%		$5,740,096

The accompanying notes are an integral part of these financial statements.

425

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security. The rate reported is the rate in effect as of December 31, 2025.

(2)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $1,413,952, which represents 24.63% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2025.

(4)	Security in default as of December 31, 2025. The value of these securities totals $61,575, which represents 1.07% of total net assets.

(5)	Non-income producing security.

(6)	A zero balance may reflect actual amounts rounding to less than one thousand.

(7)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2025.

(8)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.

(9)	Amount calculated is less than 0.005%.

(10)	Represents annualized seven-day yield as of the close of the reporting period.

(11)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
184	U.S. 5 Year Note Future	Mar. 2026	$20,166	$20,112	$(54)

					$(54)

MUNICIPAL BONDS	Percentages of Net Assets
Education	8.92%
General Obligation	6.01
General Revenue	42.35
Healthcare	16.93
Housing	10.28
Transportation	9.13
Utilities	4.61

Total Municipal Bonds	98.23

COMMON STOCKS	Percentages of Net Assets
Basic Materials	0.00	(1)
Consumer, Cyclical	0.00	(1)

Total Common Stocks	0.00	(1)

SHORT-TERM INVESTMENTS	0.79

TOTAL INVESTMENTS	99.02
OTHER ASSETS IN EXCESS OF LIABILITIES	0.98

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

426

Bridge Builder Large Cap Growth Fund

Schedule of Investments

December 31, 2025 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.56%
Communication Services – 11.05%
Alphabet, Inc. – Class A	3,757	$1,175,810
Alphabet, Inc. – Class C	1,795	563,365
AST SpaceMobile, Inc. – Class A (1)	19	1,365
DoubleVerify Holdings, Inc. – Class Rights (1)	8	96
GCI Liberty, Inc. – Class C (1)	1	26
Liberty Broadband Corp. – Class C (1)	3	124
Liberty Media Corp.-Liberty Formula One – Class A (1)	1	58
Liberty Media Corp.-Liberty Formula One – Class C (1)	6	558
Live Nation Entertainment, Inc. (1)	15	2,084
Meta Platforms, Inc. – Class A	1,241	818,902
Netflix, Inc. (1)	4,151	389,183
NIQ Global Intelligence Plc (1)	4	59
Pinterest, Inc. – Class A (1)	27	691
Reddit, Inc. – Class A (1)	11	2,638
ROBLOX Corp. – Class A (1)	57	4,644
Roku, Inc. – Class A (1)	2	194
Spotify Technology SA (1)	139	80,803
Take-Two Interactive Software, Inc. (1)	6	1,468
TKO Group Holdings, Inc. – Class A	3	584
Trade Desk, Inc. – Class A (1)	41	1,565
Trump Media & Technology Group Corp. (1)	9	116
Walt Disney Co.	818	93,038

Total Communication Services		3,137,371

Consumer Discretionary – 11.75%
Airbnb, Inc. – Class A (1)	39	5,334
Amazon.com, Inc. (1)	7,291	1,682,991
AutoZone, Inc. (1)(2)	0	800
Birkenstock Holding Plc (1)	2	67
Booking Holdings, Inc.	17	93,258
Bright Horizons Family Solutions, Inc. (1)	1	82
Burlington Stores, Inc. (1)	6	1,682
Carnival Corp. (1)	30	923
Carvana Co. – Class A (1)	12	5,272
Cava Group, Inc. (1)	9	509
Chewy, Inc. – Class A (1)	20	669
Chipotle Mexican Grill, Inc. – Class A (1)	5,289	195,696
Choice Hotels International, Inc.	1	79
Churchill Downs, Inc.	5	604
Coupang, Inc. – Class A(1)	1,712	40,388
Darden Restaurants, Inc.	10	1,887
Deckers Outdoor Corp. (1)	13	1,392
Domino’s Pizza, Inc.	1	338
DoorDash, Inc. – Class A (1)	243	55,002
DraftKings, Inc. – Class A (1)	44	1,530
Duolingo, Inc. – Class A (1)	3	591
Dutch Bros, Inc. – Class A (1)	11	676
Etsy, Inc. (1)	5	274
Expedia Group, Inc.	11	3,055
Floor & Decor Holdings, Inc. – Class A (1)	3	169
Flutter Entertainment Plc (1)	12	2,596
Grand Canyon Education, Inc. (1)	1	102
H&R Block, Inc.	2	98
Hilton Worldwide Holdings, Inc.	21	6,054
Home Depot, Inc.	405	139,411

	Shares (000s)	Value (000s)
Industria de Diseno Textil SA	573	$37,776
Las Vegas Sands Corp.	28	1,843
Lithia Motors, Inc. – Class A (2)	0	96
Lululemon Athletica, Inc. (1)	6	1,149
Marriott International, Inc. – Class A	16	4,936
McDonald’s Corp.	366	111,959
MercadoLibre, Inc. (1)	47	94,038
Murphy USA, Inc.	2	634
NIKE, Inc. – Class B	2,805	178,706
Norwegian Cruise Line Holdings Ltd. (1)	38	842
On Holding AG – Class A (1)	21	973
O’Reilly Automotive, Inc. (1)	72	6,526
Planet Fitness, Inc. – Class A (1)	8	865
Pool Corp.	1	148
Ralph Lauren Corp. – Class A (2)	0	99
Restaurant Brands International, Inc.	19	1,300
RH (1)(2)	0	59
Ross Stores, Inc.	6	1,054
Royal Caribbean Cruises Ltd.	23	6,530
SharkNinja, Inc. (1)	1	137
Somnigroup International, Inc.	19	1,668
Starbucks Corp.	582	49,020
Tapestry, Inc.	18	2,240
Tesla, Inc. (1)	702	315,589
Texas Roadhouse, Inc. – Class A	6	1,033
TJX Companies, Inc.	52	7,939
TopBuild Corp. (1)(2)	0	70
Tractor Supply Co.	49	2,457
Travel + Leisure Co.	2	143
Ulta Beauty, Inc. (1)	1	649
Vail Resorts, Inc.	3	342
Valvoline, Inc. (1)	10	297
Viking Holdings Ltd. (1)	16	1,163
Wayfair, Inc. – Class A (1)	2	172
Wendy’s Co.	8	66
Williams-Sonoma, Inc.	2	307
Wingstop, Inc.	3	615
Wyndham Hotels & Resorts, Inc.	6	436
Yum! Brands, Inc.	1,733	262,181

Total Consumer Discretionary		3,337,586

Consumer Staples – 2.16%
BJ’s Wholesale Club Holdings, Inc. (1)	2	169
Casey’s General Stores, Inc. (2)	0	265
Celsius Holdings, Inc. (1)	15	682
Coca-Cola Co.	1,856	129,747
Coca-Cola Consolidated, Inc.	1	109
Colgate-Palmolive Co.	35	2,782
Costco Wholesale Corp.	136	117,638
Darling Ingredients, Inc. (1)	2	58
Freshpet, Inc. (1)	1	68
Hershey Co.	2	286
Kimberly-Clark Corp.	11	1,124
Mondelez International, Inc. – Class A	1,419	76,364
Monster Beverage Corp. (1)	64	4,942
PepsiCo, Inc.	17	2,489
Performance Food Group Co. (1)	1	132
Procter & Gamble Co.	1,044	149,610
Sprouts Farmers Market, Inc. (1)	9	710
Sysco Corp.	24	1,748

The accompanying notes are an integral part of these financial statements.

427

Bridge Builder Large Cap Growth Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Walmart, Inc.	1,128	$125,640

Total Consumer Staples		614,563

Energy – 0.85%
Cheniere Energy, Inc.	9	1,697
ConocoPhillips	720	67,428
Exxon Mobil Corp.	1,369	164,723
HF Sinclair Corp.	2	74
Phillips 66	3	364
SLB Ltd.	11	436
Targa Resources Corp.	20	3,621
Texas Pacific Land Corp.	5	1,549
Williams Companies, Inc.	6	373

Total Energy		240,265

Financials – 11.14%
Adyen NV – ADR (1)	2,542	40,594
Affirm Holdings, Inc. – Class A (1)	15	1,124
Ally Financial, Inc.	3	149
American Express Co.	435	160,760
Ameriprise Financial, Inc.	8	3,787
Aon Plc – Class A	531	187,272
Apollo Global Management, Inc.	27	3,841
Ares Management Corp. – Class A	106	17,083
Arthur J. Gallagher & Co.	149	38,434
Bank of America Corp.	3,989	219,373
Bank of New York Mellon Corp.	4	519
Blackstone, Inc. – Class A	963	148,412
Block, Inc. – Class A (1)	2,432	158,329
Blue Owl Capital, Inc. – Class A	59	878
Brookfield Asset Management Ltd. – Class A	12	611
Brown & Brown, Inc.	3	225
Charles Schwab Corp.	927	92,616
Chubb Ltd.	380	118,487
Citigroup, Inc.	29	3,416
Coinbase Global, Inc. – Class A (1)	2	455
Corpay, Inc. (1)	6	1,890
Equitable Holdings, Inc.	26	1,252
Everest Group Ltd. (2)	0	164
FactSet Research Systems, Inc. (2)	0	69
Fiserv, Inc. (1)	14	934
Freedom Holding Corp. (1)	1	177
Goldman Sachs Group, Inc.	97	85,701
Hamilton Lane, Inc. – Class A	2	328
Houlihan Lokey, Inc. – Class A	2	352
Interactive Brokers Group, Inc. – Class A	2	148
Intercontinental Exchange, Inc.	1,200	194,303
Jefferies Financial Group, Inc.	3	217
Kinsale Capital Group, Inc.	2	810
KKR & Co., Inc. – Class Miscella	16	1,991
Lazard, Inc. – Class A	2	100
LPL Financial Holdings, Inc.	7	2,630
Markel Group, Inc. (1)(2)	0	522
Marsh & McLennan Companies, Inc.	521	96,625
Mastercard, Inc. – Class A	614	350,561
Moody’s Corp.	14	7,338
Morningstar, Inc.	2	335
MSCI, Inc. – Class A	3	1,869
NU Holdings Ltd. – Class A (1)	309	5,174
Pinnacle Financial Partners, Inc.	1	53

	Shares (000s)	Value (000s)
Popular, Inc.	1	$75
Progressive Corp.	188	42,805
Robinhood Markets, Inc. – Class A (1)	9	1,042
Rocket Companies, Inc. – Class A	811	15,691
Ryan Specialty Holdings, Inc. – Class A	10	497
S&P Global, Inc.	457	238,573
Shift4 Payments, Inc. – Class A (1)	6	363
SLM Corp.	3	79
SoFi Technologies, Inc. (1)	15	405
Toast, Inc. – Class A (1)	43	1,520
TPG, Inc. – Class A	12	734
Tradeweb Markets, Inc. – Class A	484	52,003
US Bancorp	954	50,895
Visa, Inc. – Class A	2,303	807,684
Western Alliance Bancorp	2	191
WEX, Inc. (1)(2)	0	54
XP, Inc. – Class A	4	63

Total Financials		3,162,582

Healthcare – 9.48%
AbbVie, Inc.	164	37,407
Alnylam Pharmaceuticals, Inc. (1)	12	4,658
Amgen, Inc.	37	12,000
Apellis Pharmaceuticals, Inc. (1)	10	253
Argenx SE – ADR (1)	59	49,912
Boston Scientific Corp. (1)	1,140	108,669
Bristol-Myers Squibb Co.	36	1,954
Cardinal Health, Inc.	11	2,277
Cencora, Inc. – Class A	17	5,715
Chemed Corp. (2)	0	59
Cigna Group	116	32,031
Cooper Companies, Inc. (1)	2,306	188,996
Corcept Therapeutics, Inc. (1)	9	311
Danaher Corp.	1,319	301,932
DaVita, Inc. (1)	3	385
DexCom, Inc. (1)	36	2,398
Doximity, Inc. – Class A (1)	12	521
Edwards Lifesciences Corp. (1)	319	27,167
Eli Lilly & Co.	568	610,453
Exact Sciences Corp. (1)	1	101
Exelixis, Inc. (1)	19	848
Gilead Sciences, Inc.	31	3,803
Halozyme Therapeutics, Inc. (1)	11	736
HCA Healthcare, Inc.	3	1,487
IDEXX Laboratories, Inc. (1)	7	4,981
Incyte Corp. (1)	4	386
Insmed, Inc. (1)	18	3,156
Inspire Medical Systems, Inc. (1)	3	254
Insulet Corp. (1)	6	1,842
Intuitive Surgical, Inc. (1)	419	237,133
Ionis Pharmaceuticals, Inc. (1)	14	1,074
Masimo Corp. (1)	4	513
McKesson Corp.	11	8,781
Medpace Holdings, Inc. (1)	2	1,173
Medtronic Plc	1,106	106,243
Merck & Co., Inc.	1,217	128,073
Molina Healthcare, Inc. (1)	3	472
Natera, Inc. (1)	287	65,737
Neurocrine Biosciences, Inc. (1)	7	1,058
Penumbra, Inc. (1)	3	1,075

The accompanying notes are an integral part of these financial statements.

428

Bridge Builder Large Cap Growth Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Repligen Corp. (1)	1	$123
ResMed, Inc.	3	737
Sarepta Therapeutics, Inc. (1)	6	135
Stryker Corp.	227	79,777
Summit Therapeutics, Inc. (1)	11	198
Tempus AI, Inc. – Class A (1)	9	524
Thermo Fisher Scientific, Inc.	158	91,655
UCB SA	149	41,571
Ultragenyx Pharmaceutical, Inc. (1)	8	195
UnitedHealth Group, Inc.	1,139	375,933
Veeva Systems, Inc. – Class A (1)	11	2,424
Vertex Pharmaceuticals, Inc. (1)	303	137,205
Viking Therapeutics, Inc. (1)	1	30
Waters Corp. (1)	3	1,093
Zoetis, Inc. – Class A	33	4,139

Total Healthcare		2,691,763

Industrials – 7.54%
3M Co.	8	1,276
AAON, Inc.	6	446
Alaska Air Group, Inc. (1)	2	101
Allison Transmission Holdings, Inc.	1	139
American Airlines Group, Inc. (1)	4	58
AMETEK, Inc.	568	116,558
Armstrong World Industries, Inc.	1	206
Automatic Data Processing, Inc.	35	8,980
Avis Budget Group, Inc. (1)	1	75
Axon Enterprise, Inc. (1)	7	3,915
Boeing Co. (1)	1,098	238,469
Booz Allen Hamilton Holding Corp. – Class A	11	939
Broadridge Financial Solutions, Inc.	10	2,183
BWX Technologies, Inc.	1	248
Canadian Pacific Kansas City Ltd.	2,950	217,243
Carlisle Companies, Inc.	1	162
Carpenter Technology Corp.	1	259
Caterpillar, Inc.	5	3,017
Cintas Corp.	32	5,975
Comfort Systems USA, Inc.	3	3,001
Copart, Inc. (1)	76	2,980
Core & Main, Inc. – Class A (1)	11	549
Dayforce, Inc. (1)	2	104
Deere & Co.	111	51,614
EMCOR Group, Inc.	1	834
Equifax, Inc.	470	102,000
ExlService Holdings, Inc. (1)	14	589
Fastenal Co.	87	3,496
Ferguson Enterprises, Inc.	1	246
FTAI Aviation Ltd.	9	1,853
GE Vernova, Inc.	25	16,512
General Electric Co.	709	218,493
HEICO Corp.	4	1,269
HEICO Corp. – Class A	7	1,765
Howmet Aerospace, Inc.	493	100,988
Illinois Tool Works, Inc.	9	2,159
Ingersoll Rand, Inc.	1,113	88,176
Jacobs Solutions, Inc.	655	86,781
Karman Holdings, Inc. (1)	5	344
KBR, Inc.	1	52
Lennox International, Inc.	3	1,430
Leonardo DRS, Inc.	3	102

	Shares (000s)	Value (000s)
Loar Holdings, Inc. (1)	3	$215
Lockheed Martin Corp.	5	2,566
Lyft, Inc. – Class A (1)	6	120
MasTec, Inc. (1)	1	275
Old Dominion Freight Line, Inc.	497	77,999
Paychex, Inc.	9	1,016
Paycom Software, Inc.	2	383
Paylocity Holding Corp. (1)	4	569
Quanta Services, Inc.	11	4,450
RB Global, Inc.	1	117
RBC Bearings, Inc. (1)	1	273
Rocket Lab Corp. (1)	38	2,667
Rockwell Automation, Inc.	1	348
Rollins, Inc.	26	1,557
Simpson Manufacturing Co., Inc. (2)	0	59
SiteOne Landscape Supply, Inc. (1)	1	136
Southwest Airlines Co.	5	206
Tetra Tech, Inc.	5	164
Trane Technologies Plc	187	72,894
TransDigm Group, Inc.	1	1,188
Uber Technologies, Inc. (1)	186	15,202
U-Haul Holding Co. – Class B	4	191
Union Pacific Corp.	4	1,009
United Rentals, Inc.	73	59,048
Veralto Corp.	9	855
Verisk Analytics, Inc. – Class A	8	1,736
Vertiv Holdings Co. – Class A	35	5,696
Waste Management, Inc.	1,999	439,124
WillScot Holdings Corp. – Class A	5	93
WW Grainger, Inc.	164	165,712
XPO, Inc. (1)	2	307

Total Industrials		2,141,761

Information Technology – 41.96%
Adobe, Inc. (1)	39	13,519
Advanced Micro Devices, Inc. (1)	813	174,005
Amphenol Corp. – Class A	2,708	365,938
Analog Devices, Inc.	442	119,861
Appfolio, Inc. – Class A (1)	2	486
Apple, Inc.	7,743	2,105,053
Applied Materials, Inc.	21	5,403
AppLovin Corp. – Class A (1)	206	138,702
Arista Networks, Inc. (1)	866	113,501
ARM Holdings Plc – ADR (1)	1,119	122,296
Astera Labs, Inc. (1)	12	1,937
Atlassian Corp. – Class A (1)	15	2,485
Autodesk, Inc. (1)	20	5,828
Bentley Systems, Inc. – Class B	15	569
Broadcom, Inc.	3,226	1,116,653
Cadence Design Systems, Inc. (1)	347	108,595
CDW Corp.	1	125
Ciena Corp. (1)	149	34,730
Circle Internet Group, Inc. – Class A (1)	1	59
Cloudflare, Inc. – Class A (1)	29	5,711
Confluent, Inc. – Class A (1)	27	816
Crowdstrike Holdings, Inc. – Class A (1)	272	127,481
Datadog, Inc. – Class A (1)	742	100,867
Dell Technologies, Inc. – Class C	4	515
Docusign, Inc. – Class A (1)	14	959
Dropbox, Inc. – Class A (1)	5	129

The accompanying notes are an integral part of these financial statements.

429

Bridge Builder Large Cap Growth Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Dynatrace, Inc. (1)	27	$1,176
Elastic NV (1)	8	610
Enphase Energy, Inc. (1)	11	341
Entegris, Inc.	709	59,746
Fabrinet (1)	86	39,291
Fair Isaac Corp. (1)	2	3,018
Fortinet, Inc. (1)	59	4,669
Gartner, Inc. (1)	542	136,723
Gen Digital, Inc.	6	157
Gitlab, Inc. – Class A (1)	13	500
Globant SA (1)(2)	0	27
GoDaddy, Inc. – Class A (1)	12	1,536
Guidewire Software, Inc. (1)	8	1,577
HubSpot, Inc. (1)	221	88,704
Intuit, Inc.	689	456,078
Jabil, Inc.	6	1,454
KLA Corp.	69	84,256
Kyndryl Holdings, Inc. (1)	2	55
Lam Research Corp.	116	19,862
Lattice Semiconductor Corp. (1)	661	48,638
Lumentum Holdings, Inc. (1)	1	192
MACOM Technology Solutions Holdings, Inc. (1)	2	260
Manhattan Associates, Inc. (1)	5	941
Marvell Technology, Inc.	777	66,044
Microsoft Corp.	5,151	2,491,342
MongoDB, Inc. – Class A (1)	122	51,085
Monolithic Power Systems, Inc.	4	3,877
Motorola Solutions, Inc.	6	2,486
nCino, Inc. (1)	2	60
NetApp, Inc.	7	759
Nutanix, Inc. – Class A (1)	6	286
NVIDIA Corp.	11,733	2,188,167
Okta, Inc. – Class A (1)	6	527
Onto Innovation, Inc. (1)	1	177
Oracle Corp.	497	96,787
Palantir Technologies, Inc. – Class A (1)	202	35,880
Palo Alto Networks, Inc. (1)	311	57,210
Pegasystems, Inc.	3	167
Procore Technologies, Inc. (1)	11	777
PTC, Inc. (1)	1	232
Pure Storage, Inc. – Class A (1)	25	1,649
QUALCOMM, Inc.	517	88,440
RingCentral, Inc. – Class A (1)	8	223
Rubrik, Inc. – Class A (1)	7	564
Salesforce, Inc.	1,226	324,910
Samsara, Inc. – Class A (1)	29	1,023
SentinelOne, Inc. – Class A (1)	21	311
ServiceNow, Inc. (1)	1,782	272,978
Shopify, Inc. – Class A (1)	731	117,591
Snowflake, Inc. – Class A (1)	462	101,332
Strategy, Inc. – Class A (1)	1	208
Super Micro Computer, Inc. (1)	22	650
Synopsys, Inc. (1)	516	242,588
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	354	107,702
Teradata Corp. (1)	2	66
Texas Instruments, Inc.	34	5,961
Tower Semiconductor Ltd. (1)	245	28,756

	Shares (000s)	Value (000s)
Twilio, Inc. – Class A (1)	2	$282
Tyler Technologies, Inc. (1)	3	1,497
Ubiquiti, Inc. (2)	0	194
Unity Software, Inc. (1)	2	79
Workday, Inc. – Class A (1)	20	4,270
Zscaler, Inc. (1)	9	2,076

Total Information Technology		11,915,247

Materials – 0.86%
Anglogold Ashanti Plc	6	489
Eagle Materials, Inc. (2)	0	40
Ecolab, Inc.	436	114,331
James Hardie Industries Plc (1)	7	147
Linde Plc	288	122,882
Sherwin-Williams Co.	19	6,263
Steel Dynamics, Inc.	1	224

Total Materials		244,376

Real Estate – 0.39%
American Tower Corp.	43	7,589
CBRE Group, Inc. – Class A (1)	615	98,909
CoStar Group, Inc. (1)	5	339
Jones Lang LaSalle, Inc. (1)	1	399
Lamar Advertising Co. – Class A	8	1,010
Public Storage	2	475
Simon Property Group, Inc.	7	1,230
Sun Communities, Inc.	2	290
UDR, Inc.	2	61

Total Real Estate		110,302

Utilities – 0.38%
Constellation Energy Corp.	280	98,880
NRG Energy, Inc.	17	2,770
Vistra Corp.	31	5,044

Total Utilities		106,694

Total Common Stocks (Cost: $15,913,825)		27,702,510

SHORT-TERM INVESTMENTS – 2.37%
Money Market Funds – 2.36%
JP Morgan U.S. Government Money Market Fund – Class IM, 3.72% (3)	669,823	669,823

Total Money Market Funds (Cost: $669,823)		669,823

The accompanying notes are an integral part of these financial statements.

430

Bridge Builder Large Cap Growth Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.01%
Citibank, New York, 3.13% due 01/02/2026	$1,038	$1,038
JP Morgan, New York, 3.13% due 01/02/2026	2,479	2,479

Total Time Deposits (Cost: $3,517)		3,517

Total Short-Term Investments (Cost: $673,340)		673,340

TOTAL INVESTMENTS IN SECURITIES – 99.93% (Cost: $16,587,165)		28,375,850

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.07%		20,117

TOTAL NET ASSETS – 100.00%		$28,395,967

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1) Non-income producing security.

(2) A zero balance may reflect actual amounts rounding to less than one thousand.

(3) Represents annualized seven-day yield as of the close of the reporting period.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
51	E-mini Russell 1000 Future	Mar. 2026	$12,189	$12,249	$60

					$60

The accompanying notes are an integral part of these financial statements.

431

Bridge Builder Large Cap Value Fund

Schedule of Investments

December 31, 2025 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.82%
Communication Services – 6.39%
Alphabet, Inc. – Class A	1,283	$401,635
Alphabet, Inc. – Class C	1,575	494,153
AST SpaceMobile, Inc. – Class A (1)	1	41
AT&T, Inc.	2,020	50,165
Charter Communications, Inc. – Class A (1)	4	790
Comcast Corp. – Class A	5,608	167,628
DoubleVerify Holdings, Inc. – Class Rights (1)	3	32
Electronic Arts, Inc.	11	2,207
ESC GCI Liberty, Inc. (1)(2)(4)	4	–
Fox Corp. – Class A	468	34,230
Fox Corp. – Class B	6	418
Frontier Communications Parent, Inc. (1)	11	409
GCI Liberty, Inc. – Class A (1)(2)	0	4
GCI Liberty, Inc. – Class C (1)	1	40
IAC, Inc. (1)	3	132
Iridium Communications, Inc.	4	65
Liberty Broadband Corp. – Class A (1)	1	27
Liberty Broadband Corp. – Class C (1)	4	181
Liberty Global Ltd. – Class A (1)	7	83
Liberty Global Ltd. – Class C (1)	8	85
Liberty Media Corp.-Liberty Formula One – Class A (1)	1	60
Liberty Media Corp.-Liberty Formula One – Class C (1)	6	614
Madison Square Garden Sports Corp. – Class A (1)	1	198
Match Group, Inc.	297	9,590
Meta Platforms, Inc. – Class A	180	118,697
Millicom International Cellular SA	4	244
New York Times Co. – Class A	7	500
News Corp. – Class A	1,422	37,150
News Corp. – Class B	6	168
Nexstar Media Group, Inc. – Class A	55	11,129
NIQ Global Intelligence Plc (1)	2	27
Omnicom Group, Inc.	14	1,109
Pinterest, Inc. – Class A (1)	13	330
Playtika Holding Corp.	496	1,957
Roku, Inc. – Class A (1)	5	522
Shutterstock, Inc.	79	1,513
Sirius XM Holdings, Inc.	332	6,641
Take-Two Interactive Software, Inc. (1)	5	1,330
TEGNA, Inc.	350	6,795
TKO Group Holdings, Inc. – Class A	2	354
T-Mobile U.S., Inc.	113	22,914
Trump Media & Technology Group Corp. (1)	2	32
Verizon Communications, Inc.	920	37,458
Walt Disney Co.	1,379	156,871
Warner Bros Discovery, Inc. (1)	101	2,897
Warner Music Group Corp. – Class A	2,687	82,417
ZoomInfo Technologies, Inc. – Class A (1)	864	8,788

Total Communication Services		1,662,630

Consumer Discretionary – 7.38%
Academy Sports & Outdoors, Inc.	205	10,232
ADT, Inc.	1,477	11,918
Adtalem Global Education, Inc. (1)	61	6,343

	Shares (000s)	Value (000s)
Airbnb, Inc. – Class A (1)	917	$124,509
Amazon.com, Inc. (1)	412	95,161
Amer Sports, Inc. (1)	6	240
Aptiv Plc (1)	510	38,836
Aramark	11	417
Autoliv, Inc.	116	13,817
AutoNation, Inc. (1)	50	10,397
AutoZone, Inc. (1)	1	2,069
Bath & Body Works, Inc.	9	183
Best Buy Co., Inc.	79	5,267
Birkenstock Holding Plc (1)	2	65
Bloomin’ Brands, Inc.	260	1,602
Booking Holdings, Inc.	22	117,373
BorgWarner, Inc.	371	16,697
Boyd Gaming Corp.	2	212
Bright Horizons Family Solutions, Inc. (1)	2	215
Brunswick Corp.	3	201
Caesars Entertainment, Inc. (1)	10	225
CarMax, Inc. (1)	7	253
Carnival Corp. (1)	4,359	133,115
Carter’s, Inc.	91	2,961
Choice Hotels International, Inc.	1	77
Churchill Downs, Inc. (2)	0	50
Columbia Sportswear Co.	1	61
Crocs, Inc. (1)	61	5,181
Darden Restaurants, Inc. (2)	0	46
Dick’s Sporting Goods, Inc.	3	537
Dillard’s, Inc. – Class A (2)	0	84
Domino’s Pizza, Inc.	1	396
DR Horton, Inc.	11	1,648
eBay, Inc.	404	35,185
Etsy, Inc. (1)	2	101
Expedia Group, Inc.	70	19,747
Five Below, Inc. (1)	2	435
Floor & Decor Holdings, Inc. – Class A (1)	3	182
Flutter Entertainment Plc (1)	1	279
Ford Motor Co.	1,039	13,638
GameStop Corp. – Class A (1)	18	359
Gap, Inc.	319	8,177
Garmin Ltd.	7	1,433
Garrett Motion, Inc.	171	2,984
General Motors Co.	536	43,555
Gentex Corp.	10	241
Genuine Parts Co.	6	732
Grand Canyon Education, Inc. (1)	1	147
H&R Block, Inc.	5	218
Harley-Davidson, Inc.	232	4,760
Hasbro, Inc.	6	465
Home Depot, Inc.	569	195,707
Hyatt Hotels Corp. – Class A	2	269
Las Vegas Sands Corp.	901	58,668
La-Z-Boy, Inc.	211	7,853
Lear Corp.	2	260
Lennar Corp. – Class A	546	56,124
Lennar Corp. – Class B	1	48
Liberty Live Holdings, Inc. – Class A (1)	1	69
Liberty Live Holdings, Inc. – Class C (1)	2	163
Lithia Motors, Inc. – Class A	1	324
LKQ Corp.	11	336

The accompanying notes are an integral part of these financial statements.

432

Bridge Builder Large Cap Value Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Lowe’s Companies, Inc.	24	$5,823
Lucid Group, Inc. – Class A (1)	5	56
Lululemon Athletica, Inc. (1)	2	398
Macy’s, Inc.	363	7,997
Marriott International, Inc. – Class A	263	81,522
Marriott Vacations Worldwide Corp.	34	1,985
Mattel, Inc. (1)	1,275	25,290
McDonald’s Corp.	460	140,735
MGM Resorts International (1)	160	5,827
Mohawk Industries, Inc. (1)	2	240
Newell Brands, Inc.	18	68
NIKE, Inc. – Class B	2,139	136,247
Norwegian Cruise Line Holdings Ltd. (1)	2	41
NVR, Inc. (1)(2)	0	875
Ollie’s Bargain Outlet Holdings, Inc. (1)	3	299
O’Reilly Automotive, Inc. (1)	3	280
Penn Entertainment, Inc. (1)	7	103
Penske Automotive Group, Inc.	73	11,623
Phinia, Inc.	106	6,651
Pool Corp.	1	287
PulteGroup, Inc.	167	19,529
PVH Corp.	123	8,227
QuantumScape Corp. – Class A (1)	18	185
Ralph Lauren Corp. – Class A	2	550
Restaurant Brands International, Inc.	5	343
RH (1)	1	96
Rivian Automotive, Inc. – Class A (1)	33	655
Ross Stores, Inc.	11	1,992
Service Corp. International	6	466
SharkNinja, Inc. (1)	3	331
Signet Jewelers Ltd.	53	4,401
Starbucks Corp.	42	3,565
Tapestry, Inc.	1	94
Thor Industries, Inc.	2	234
TJX Companies, Inc.	1,076	165,260
Toll Brothers, Inc.	4	574
TopBuild Corp. (1)	184	76,711
Travel + Leisure Co.	2	128
Ulta Beauty, Inc. (1)	1	879
Under Armour, Inc. – Class A (1)	8	41
Under Armour, Inc. – Class C (1)	9	41
United Parks & Resorts, Inc. (1)	1,131	41,069
Vail Resorts, Inc. (2)	0	36
Valvoline, Inc. (1)	1	19
VF Corp.	16	283
Wayfair, Inc. – Class A (1)	3	331
Wendy’s Co.	4	33
Whirlpool Corp.	2	171
Williams-Sonoma, Inc.	4	772
Wyndham Hotels & Resorts, Inc. (2)	0	26
Wynn Resorts Ltd.	928	111,671
YETI Holdings, Inc. (1)	4	157
Yum! Brands, Inc.	8	1,200

Total Consumer Discretionary		1,919,264

Consumer Staples – 7.28%
Albertsons Companies, Inc. – Class A	637	10,930
Altria Group, Inc.	648	37,389
Archer-Daniels-Midland Co.	175	10,044

	Shares (000s)	Value (000s)
BellRing Brands, Inc. (1)	5	$145
BJ’s Wholesale Club Holdings, Inc. (1)	5	430
Boston Beer Co., Inc. – Class A (1)(2)	0	63
Brown-Forman Corp. – Class A	2	57
Brown-Forman Corp. – Class B	6	165
Bunge Global SA	80	7,166
Campbell’s Co.	199	5,543
Casey’s General Stores, Inc.	1	746
Church & Dwight Co., Inc.	11	886
Clorox Co.	5	533
Coca-Cola Co.	1,528	106,795
Coca-Cola Consolidated, Inc.	2	294
Colgate-Palmolive Co.	1,522	120,306
Conagra Brands, Inc.	851	14,738
Constellation Brands, Inc. – Class A	75	10,338
Coty, Inc. – Class A (1)	18	54
Darling Ingredients, Inc. (1)	6	214
Diageo Plc – ADR	293	25,297
Diageo Plc	4,452	95,932
Dollar General Corp.	112	14,887
Dollar Tree, Inc. (1)	8	1,041
Edgewell Personal Care Co.	115	1,966
elf Beauty, Inc. (1)	2	179
Estee Lauder Companies, Inc. – Class A	11	1,104
Flowers Foods, Inc.	9	101
Freshpet, Inc. (1)	1	87
General Mills, Inc.	347	16,154
Heineken Holding NV	2,327	170,394
Herbalife Ltd. (1)	208	2,677
Hershey Co.	5	1,000
Hormel Foods Corp.	12	294
Ingredion, Inc.	91	10,038
J.M. Smucker Co.	84	8,181
Kenvue, Inc.	2,008	34,633
Kerry Group Plc – Class A	1,562	142,701
Keurig Dr Pepper, Inc.	3,834	107,395
Kimberly-Clark Corp.	355	35,802
Kraft Heinz Co.	532	12,899
Kroger Co.	1,443	90,131
Lamb Weston Holdings, Inc.	6	245
Magnum Ice Cream Co. NV (1)	210	3,333
Maplebear, Inc. (1)	8	347
McCormick & Co., Inc.	11	740
Molson Coors Beverage Co. – Class B	400	18,658
Mondelez International, Inc. – Class A	56	3,018
Nestle SA	1,235	122,579
PepsiCo, Inc.	518	74,384
Performance Food Group Co. (1)	6	516
Philip Morris International, Inc.	1,335	214,126
Pilgrim’s Pride Corp.	2	69
Post Holdings, Inc. (1)	2	214
Primo Brands Corp. – Class A	11	180
Procter & Gamble Co.	1,228	176,040
Reynolds Consumer Products, Inc.	2	53
Seaboard Corp. (2)	0	62
Smithfield Foods, Inc.	2	53
Spectrum Brands Holdings, Inc.	68	4,041
Sysco Corp.	10	712
Target Corp.	20	1,906

The accompanying notes are an integral part of these financial statements.

433

Bridge Builder Large Cap Value Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Tyson Foods, Inc. – Class A	640	$37,495
Unilever Plc – ADR	935	61,131
US Foods Holding Corp. (1)	10	742
Walmart, Inc.	663	73,900

Total Consumer Staples		1,894,273

Energy – 5.58%
Antero Midstream Corp.	14	255
Antero Resources Corp. (1)	12	428
APA Corp.	221	5,415
Baker Hughes Co. – Class A	43	1,937
Cheniere Energy, Inc.	5	1,022
Chevron Corp.	1,094	166,806
Chord Energy Corp.	2	228
Civitas Resources, Inc.	4	108
ConocoPhillips	869	81,369
Coterra Energy, Inc.	33	872
Devon Energy Corp.	27	977
Diamondback Energy, Inc.	693	104,177
DT Midstream, Inc.	4	521
Enbridge, Inc.	1,334	63,797
EOG Resources, Inc.	1,486	156,035
EQT Corp.	276	14,783
Expand Energy Corp.	309	34,047
Exxon Mobil Corp.	2,133	256,742
Halliburton Co.	454	12,821
HF Sinclair Corp.	190	8,745
Kinder Morgan, Inc.	200	5,485
Marathon Petroleum Corp.	111	18,020
Matador Resources Co.	252	10,685
Murphy Oil Corp.	137	4,272
NOV, Inc.	16	251
Occidental Petroleum Corp.	30	1,251
ONEOK, Inc.	27	1,970
Ovintiv, Inc.	11	436
Permian Resources Corp. – Class A	3,299	46,285
Phillips 66	800	103,175
Plains GP Holdings LP – Class A (1)	2,184	41,811
Range Resources Corp.	10	357
Scorpio Tankers, Inc.	95	4,809
SLB Ltd.	4,024	154,460
South Bow Corp.	551	15,163
TC Energy Corp.	350	19,266
TechnipFMC Plc	18	794
TotalEnergies SE	177	11,563
TotalEnergies SE	973	63,443
Valero Energy Corp.	92	14,959
Viper Energy, Inc. – Class A	7	280
Weatherford International Plc	3	239
Williams Companies, Inc.	370	22,243

Total Energy		1,452,302

Financials – 21.97%
Affiliated Managers Group, Inc.	50	14,500
Affirm Holdings, Inc. – Class A (1)	5	347
Aflac, Inc.	21	2,304
AGNC Investment Corp.	45	481
Allstate Corp.	220	45,814
Ally Financial, Inc.	11	481
American Express Co.	861	318,619

	Shares (000s)	Value (000s)
American Financial Group, Inc.	3	$388
American International Group, Inc.	1,762	150,733
Ameriprise Financial, Inc.	19	9,363
Annaly Capital Management, Inc.	287	6,425
Aon Plc – Class A	1	243
Apollo Global Management, Inc.	93	13,480
Arch Capital Group Ltd. (1)	1,092	104,785
Ares Capital Corp.	252	5,094
Arthur J. Gallagher & Co.	10	2,666
Associated Banc-Corp.	243	6,247
Assurant, Inc.	2	524
Assured Guaranty Ltd.	2	180
Axis Capital Holdings Ltd.	3	348
Bank of America Corp.	8,095	445,222
Bank of New York Mellon Corp.	370	42,932
Bank OZK	172	7,925
Berkshire Hathaway, Inc. – Class B (1)	551	277,191
Blackrock, Inc.	7	7,058
Block, Inc. – Class A (1)	15	959
Blue Owl Capital Corp.	276	3,428
BOK Financial Corp.	1	120
Brighthouse Financial, Inc. (1)	2	159
Brookfield Asset Management Ltd. – Class A	11	563
Brown & Brown, Inc.	11	869
Capital One Financial Corp.	547	132,460
Carlyle Group, Inc.	11	664
CBOE Global Markets, Inc.	4	1,128
Charles Schwab Corp.	941	94,043
Chubb Ltd.	972	303,276
Cincinnati Financial Corp.	7	1,079
Citigroup, Inc.	1,292	150,776
Citizens Financial Group, Inc.	496	28,952
CME Group, Inc. – Class A	335	91,617
CNA Financial Corp.	1	42
Coinbase Global, Inc. – Class A (1)	9	1,966
Columbia Banking System, Inc.	13	360
Comerica, Inc.	6	480
Commerce Bancshares, Inc.	5	287
Corebridge Financial, Inc.	840	25,328
Credit Acceptance Corp. (1)(2)	0	76
Cullen/Frost Bankers, Inc.	3	334
East West Bancorp, Inc.	6	659
Equitable Holdings, Inc.	1,212	57,739
Essent Group Ltd.	99	6,455
Euronet Worldwide, Inc. (1)	2	147
Evercore, Inc. – Class A	2	531
Everest Group Ltd.	20	6,768
F&G Annuities & Life, Inc.	1	21
FactSet Research Systems, Inc.	2	442
Fidelity National Financial, Inc.	11	609
Fidelity National Information Services, Inc.	1,495	99,374
Fifth Third Bancorp	1,330	62,264
Figure Technology Solutions, Inc. – Class A (1)	1	50
First American Financial Corp.	4	259
First Citizens BancShares, Inc. – Class A (2)	0	876
First Hawaiian, Inc.	6	149
First Horizon Corp.	755	18,053

The accompanying notes are an integral part of these financial statements.

434

Bridge Builder Large Cap Value Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Fiserv, Inc. (1)	234	$15,701
FNB Corp.	401	6,851
Franklin Resources, Inc.	13	315
Freedom Holding Corp. (1)(2)	0	15
Global Payments, Inc.	156	12,099
Globe Life, Inc.	4	497
Goldman Sachs Group, Inc.	194	170,126
Hamilton Lane, Inc. – Class A	1	80
Hanover Insurance Group, Inc.	2	281
Hartford Insurance Group, Inc.	427	58,804
Houlihan Lokey, Inc. – Class A	1	250
Huntington Bancshares, Inc.	2,778	48,202
Interactive Brokers Group, Inc. – Class A	18	1,132
Intercontinental Exchange, Inc.	25	3,987
Invesco Ltd.	16	409
Jack Henry & Associates, Inc.	3	568
Janus Henderson Group Plc	6	275
Jefferies Financial Group, Inc.	1,204	74,631
JP Morgan Chase & Co.	556	179,055
Kemper Corp.	3	113
KeyCorp	41	837
KKR & Co., Inc. – Class Miscella	22	2,784
Lazard, Inc. – Class A	3	155
Lincoln National Corp.	132	5,876
Loews Corp.	547	57,577
LPL Financial Holdings, Inc.	167	59,501
M&T Bank Corp.	34	6,916
Markel Group, Inc. (1)(2)	0	914
MarketAxess Holdings, Inc.	2	300
Marsh & McLennan Companies, Inc.	625	115,942
Mastercard, Inc. – Class A	364	207,577
MetLife, Inc.	1,397	110,265
MGIC Investment Corp.	476	13,915
Morgan Stanley	639	113,403
Morningstar, Inc. (2)	0	70
MSCI, Inc. – Class A	2	940
Nasdaq, Inc.	20	1,901
Northern Trust Corp.	8	1,131
Old Republic International Corp.	10	447
OneMain Holdings, Inc. – Class A	5	342
PayPal Holdings, Inc.	2,087	121,855
Pinnacle Financial Partners, Inc.	3	291
PNC Financial Services Group, Inc.	585	122,157
Popular, Inc.	3	329
Primerica, Inc.	1	365
Principal Financial Group, Inc.	10	840
Progressive Corp.	24	5,460
Prosperity Bancshares, Inc.	911	62,990
Prudential Financial, Inc.	15	1,717
Radian Group, Inc.	311	11,182
Raymond James Financial, Inc.	8	1,260
Regions Financial Corp.	674	18,271
Reinsurance Group of America, Inc. – Class A	44	8,978
RenaissanceRe Holdings Ltd.	2	576
Rithm Capital Corp.	558	6,079
RLI Corp.	4	224
Robinhood Markets, Inc. – Class A (1)	27	3,110
Rocket Companies, Inc. – Class A	41	791
S&P Global, Inc.	256	133,536

	Shares (000s)	Value (000s)
SEI Investments Co.	5	$371
SLM Corp.	3,630	98,225
SoFi Technologies, Inc. (1)	45	1,184
SouthState Bank Corp.	4	405
Starwood Property Trust, Inc.	15	267
State Street Corp.	515	66,394
Stifel Financial Corp.	4	537
Synchrony Financial	232	19,387
Synovus Financial Corp.	6	298
T Rowe Price Group, Inc.	9	961
TFS Financial Corp.	2	22
TPG, Inc. – Class A (2)	0	22
Tradeweb Markets, Inc. – Class A	5	493
Travelers Companies, Inc.	10	2,839
Truist Financial Corp.	194	9,548
Unum Group	132	10,193
US Bancorp	1,214	64,800
UWM Holdings Corp.	6	28
Virtu Financial, Inc. – Class A	3	115
Visa, Inc. – Class A	914	320,420
Voya Financial, Inc.	77	5,730
Webster Financial Corp.	7	452
Wells Fargo & Co.	6,511	606,796
Western Alliance Bancorp	734	61,723
Western Union Co.	397	3,700
WEX, Inc. (1)	1	199
White Mountains Insurance Group Ltd. (2)	0	222
Willis Towers Watson Plc	284	93,309
Wintrust Financial Corp.	3	408
WR Berkley Corp.	12	874
XP, Inc. – Class A	17	271
Zions Bancorp N.A.	207	12,119

Total Financials		5,713,219

Healthcare – 14.14%
Abbott Laboratories	841	105,347
Acadia Healthcare Co., Inc. (1)	4	62
Agilent Technologies, Inc.	12	1,663
Align Technology, Inc. (1)	3	459
Amgen, Inc.	6	2,009
AstraZeneca Plc – ADR	373	34,272
Avantor, Inc. (1)	7,608	87,190
Baxter International, Inc.	3,475	66,412
Becton Dickinson & Co.	362	70,252
Biogen, Inc. (1)	170	29,882
BioMarin Pharmaceutical, Inc. (1)	139	8,240
Bio-Rad Laboratories, Inc. – Class A (1)	1	238
Bio-Techne Corp.	7	396
Boston Scientific Corp. (1)	53	5,019
Bristol Myers Squibb Co.	1,064	57,417
Bruker Corp.	4	209
Cardinal Health, Inc.	24	5,030
Centene Corp. (1)	89	3,650
Certara, Inc. (1)	5	48
Charles River Laboratories International, Inc. (1)	62	12,307
Chemed Corp.	1	232
Cigna Group	158	43,489
Cooper Companies, Inc. (1)	9	700
CVS Health Corp.	1,125	89,297

The accompanying notes are an integral part of these financial statements.

435

Bridge Builder Large Cap Value Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Danaher Corp.	646	$147,978
DaVita, Inc. (1)	63	7,169
Dentsply Sirona, Inc.	8	92
Edwards Lifesciences Corp. (1)	25	2,105
Elanco Animal Health, Inc. (1)	3,293	74,510
Elevance Health, Inc.	992	347,677
Eli Lilly & Co.	240	258,204
Encompass Health Corp.	4	454
Envista Holdings Corp. (1)	8	169
Exact Sciences Corp. (1)	8	767
Exelixis, Inc. (1)	319	13,961
GE HealthCare Technologies, Inc.	1,185	97,154
Gilead Sciences, Inc.	343	42,070
Globus Medical, Inc. – Class A (1)	5	438
HCA Healthcare, Inc.	61	28,490
Henry Schein, Inc. (1)	5	355
Hologic, Inc. (1)	10	713
Humana, Inc.	481	123,194
Illumina, Inc. (1)	7	890
Incyte Corp. (1)	200	19,797
Insmed, Inc. (1)(2)	0	84
Ionis Pharmaceuticals, Inc. (1)(2)	0	37
IQVIA Holdings, Inc. (1)	7	1,636
Jazz Pharmaceuticals Plc (1)	121	20,502
Johnson & Johnson	837	173,320
Koninklijke Philips NV	3,540	96,405
Labcorp Holdings, Inc.	4	899
LivaNova Plc (1)	136	8,356
McKesson Corp. (2)	0	340
Medtronic Plc	2,807	269,647
Merck & Co., Inc.	4,346	457,461
Mettler-Toledo International, Inc. (1)	1	1,244
Moderna, Inc. (1)	15	446
Molina Healthcare, Inc. (1)	1	167
Neurocrine Biosciences, Inc. (1)	1	85
Novo Nordisk – ADR	37	1,903
Organon & Co.	235	1,687
Perrigo Co. Plc	6	84
Pfizer, Inc.	1,575	39,218
QIAGEN NV	9	411
Quest Diagnostics, Inc.	5	830
Regeneron Pharmaceuticals, Inc.	18	13,960
Repligen Corp. (1)	2	323
ResMed, Inc.	5	1,164
Revolution Medicines, Inc. (1)	7	592
Revvity, Inc.	5	499
Roivant Sciences Ltd. (1)	16	353
Royalty Pharma Plc – Class A	17	646
Sanofi SA	186	17,998
Sanofi SA – ADR	2,046	99,137
Solventum Corp. (1)	6	504
Sotera Health Co. (1)	9	150
STERIS Plc	4	1,068
Stryker Corp.	377	132,490
Teleflex, Inc.	2	233
Tenet Healthcare Corp. (1)	4	744
Thermo Fisher Scientific, Inc.	337	195,158
United Therapeutics Corp. (1)	22	10,528
UnitedHealth Group, Inc.	428	141,294

	Shares (000s)	Value (000s)
Universal Health Services, Inc. – Class B	55	$11,913
Veeva Systems, Inc. – Class A (1)	1	288
Viatris, Inc.	4,081	50,809
Viking Therapeutics, Inc. (1)	4	151
Waters Corp. (1)	1	464
West Pharmaceutical Services, Inc.	3	845
Zimmer Biomet Holdings, Inc.	648	58,269
Zoetis, Inc. – Class A	571	71,838

Total Healthcare		3,676,187

Industrials – 11.79%
3M Co.	86	13,825
Acuity, Inc.	1	477
Advanced Drainage Systems, Inc.	3	439
AECOM	841	80,217
AGCO Corp.	307	32,038
Air Lease Corp. – Class A	4	287
Airbus SE	447	103,914
Alaska Air Group, Inc. (1)	4	219
Allegion Plc	4	588
Allison Transmission Holdings, Inc.	132	12,965
Amentum Holdings, Inc. (1)	7	207
American Airlines Group, Inc. (1)	417	6,385
AMETEK, Inc.	294	60,399
AO Smith Corp.	5	332
API Group Corp. (1)	16	614
Applied Industrial Technologies, Inc.	2	420
Armstrong World Industries, Inc.	1	247
ATI, Inc. (1)	6	693
Atkore, Inc.	68	4,320
Automatic Data Processing, Inc.	424	109,185
Avis Budget Group, Inc. (1)(2)	0	60
Boeing Co. (1)	306	66,494
Brink’s Co.	72	8,346
Broadridge Financial Solutions, Inc. (2)	0	102
Builders FirstSource, Inc. (1)	5	493
BWX Technologies, Inc.	319	55,199
CACI International, Inc. – Class A (1)	156	83,340
Canadian National Railway Co.	931	92,018
Carlisle Companies, Inc.	2	519
Carpenter Technology Corp.	2	535
Carrier Global Corp.	34	1,801
Caterpillar, Inc.	206	118,062
CH Robinson Worldwide, Inc.	5	810
Clarivate Plc (1)	18	61
Clean Harbors, Inc. (1)	2	510
CNH Industrial NV	1,034	9,530
Concentrix Corp.	2	89
Copart, Inc. (1)	3	104
Core & Main, Inc. – Class A (1)	3	178
Crane Co.	2	389
CSX Corp.	1,374	49,803
Cummins, Inc.	50	25,688
Curtiss-Wright Corp.	2	889
Dayforce, Inc. (1)	6	406
Deere & Co.	128	59,745
Delta Air Lines, Inc.	216	15,010
Donaldson Co., Inc.	5	453
Dover Corp.	78	15,296

The accompanying notes are an integral part of these financial statements.

436

Bridge Builder Large Cap Value Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Eaton Corp. Plc	17	$5,381
EMCOR Group, Inc.	1	771
Emerson Electric Co.	24	3,234
Equifax, Inc.	4	952
Esab Corp.	3	283
Everus Construction Group, Inc. (1)	1,012	86,563
Expeditors International of Washington, Inc.	6	876
Fastenal Co.	9	354
FedEx Corp.	99	28,599
Ferguson Enterprises, Inc.	8	1,741
Flowserve Corp.	6	382
Fortive Corp.	1,626	89,797
Fortune Brands Innovations, Inc.	5	254
FTI Consulting, Inc. (1)	1	244
Gates Industrial Corp. Plc (1)	337	7,237
Generac Holdings, Inc. (1)	3	342
General Dynamics Corp.	35	11,892
General Electric Co.	181	55,861
Genpact Ltd.	204	9,562
Graco, Inc.	7	584
Griffon Corp.	111	8,175
GXO Logistics, Inc. (1)	5	259
Hayward Holdings, Inc. (1)	9	132
Hexcel Corp.	3	254
Honeywell International, Inc.	688	134,139
Hubbell, Inc. – Class B	2	1,019
Huntington Ingalls Industries, Inc.	26	8,833
IDEX Corp.	3	577
Illinois Tool Works, Inc.	8	2,088
Ingersoll Rand, Inc.	17	1,372
ITT, Inc.	4	632
Jacobs Solutions, Inc.	5	694
JB Hunt Transport Services, Inc.	301	58,484
Johnson Controls International Plc	1,156	138,446
KBR, Inc.	5	219
Kirby Corp. (1)	2	259
Knight-Swift Transportation Holdings, Inc. – Class A	7	366
L3Harris Technologies, Inc.	250	73,523
Landstar System, Inc.	2	229
Leidos Holdings, Inc.	47	8,546
Leonardo DRS, Inc.	2	67
Lincoln Electric Holdings, Inc.	2	557
Loar Holdings, Inc. (1)(2)	0	16
Lockheed Martin Corp.	144	69,569
Lyft, Inc. – Class A (1)	14	278
ManpowerGroup, Inc.	2	71
Masco Corp.	9	574
MasTec, Inc. (1)	2	458
Matson, Inc.	61	7,499
Middleby Corp. (1)	89	13,274
MSA Safety, Inc.	2	266
MSC Industrial Direct Co., Inc. – Class A	2	156
Mueller Industries, Inc.	115	13,196
Nordson Corp.	2	556
Norfolk Southern Corp.	40	11,457
Northrop Grumman Corp.	233	133,027
nVent Electric Plc	7	712

	Shares (000s)	Value (000s)
Old Dominion Freight Line, Inc.	8	$1,183
Oshkosh Corp.	112	14,051
Otis Worldwide Corp.	17	1,481
Owens Corning	85	9,539
PACCAR, Inc.	22	2,421
Parker-Hannifin Corp.	5	4,805
Parsons Corp. (1)	2	127
Paychex, Inc.	10	1,071
Paycom Software, Inc.	1	159
Paylocity Holding Corp. (1)(2)	0	24
Pentair Plc	7	731
Quanta Services, Inc.	1	601
QXO, Inc. (1)	27	516
RB Global, Inc.	7	768
RBC Bearings, Inc. (1)	1	475
Regal Rexnord Corp.	3	398
Republic Services, Inc. – Class A	9	1,842
Robert Half, Inc.	5	124
Rockwell Automation, Inc.	88	34,077
RTX Corp.	58	10,606
Ryder System, Inc.	101	19,373
Safran SA	343	119,473
Saia, Inc. (1)	1	373
Schneider National, Inc. – Class B	3	70
Science Applications International Corp.	82	8,286
Sensata Technologies Holding Plc	6	207
Siemens AG	214	60,064
Simpson Manufacturing Co., Inc.	2	278
SiteOne Landscape Supply, Inc. (1)	1	175
Snap-on, Inc.	26	9,097
Southwest Airlines Co.	1,358	56,116
SS&C Technologies Holdings, Inc.	9	793
StandardAero, Inc. (1)	6	159
Stanley Black & Decker, Inc.	777	57,745
Tetra Tech, Inc.	9	313
Textron, Inc.	285	24,819
Timken Co.	3	216
Toro Co.	4	337
Trane Technologies Plc	185	72,088
TransDigm Group, Inc.	2	2,603
TransUnion	8	724
Trex Co., Inc. (1)	5	161
U-Haul Holding Co. (1)(2)	0	20
U-Haul Holding Co. – Class B	3	119
Union Pacific Corp.	700	161,942
United Airlines Holdings, Inc. (1)	168	18,748
United Parcel Service, Inc. – Class B	1,839	182,382
United Rentals, Inc.	3	2,231
Upwork, Inc. (1)	232	4,602
Valmont Industries, Inc.	1	358
Veralto Corp.	6	630
Verisk Analytics, Inc. – Class A	2	537
Vertiv Holdings Co. – Class A	290	46,925
Watsco, Inc.	1	503
WESCO International, Inc.	392	95,793
Westinghouse Air Brake Technologies Corp.	7	1,553
WillScot Holdings Corp. – Class A	6	110
Woodward, Inc.	3	769

The accompanying notes are an integral part of these financial statements.

437

Bridge Builder Large Cap Value Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
WW Grainger, Inc. (2)	0	$284
XPO, Inc. (1)	4	531
Xylem, Inc.	10	1,422

Total Industrials		3,066,517

Information Technology – 14.30%
Accenture Plc – Class A	1,058	283,938
ACM Research, Inc. – Class A (1)	175	6,900
Adobe, Inc. (1)	38	13,265
Advanced Micro Devices, Inc. (1)	179	38,241
Akamai Technologies, Inc. (1)	6	537
Allegro MicroSystems, Inc. (1)	6	147
Amdocs Ltd.	216	17,385
Amkor Technology, Inc.	59	2,312
Amphenol Corp. – Class A	352	47,627
Analog Devices, Inc.	21	5,820
Apple, Inc.	778	211,536
Applied Materials, Inc.	248	63,815
Arrow Electronics, Inc. (1)	93	10,204
ASML Holding NV	108	116,664
Aurora Innovation, Inc. – Class A (1)	50	194
Avnet, Inc.	110	5,273
BILL Holdings, Inc. (1)	4	219
Broadcom, Inc.	877	303,444
CCC Intelligent Solutions Holdings, Inc. (1)	23	186
CDW Corp.	5	713
Ciena Corp. (1)	6	1,415
Circle Internet Group, Inc. – Class A (1)	2	136
Cirrus Logic, Inc. (1)	72	8,555
Cisco Systems, Inc.	608	46,837
Cognex Corp.	7	262
Cognizant Technology Solutions Corp. – Class A	941	78,096
Coherent Corp. (1)	543	100,263
Corning, Inc.	34	2,959
Crane NXT Co.	47	2,199
Dell Technologies, Inc. – Class C	203	25,564
Docusign, Inc. – Class A (1)	2	144
Dolby Laboratories, Inc. – Class A	3	177
Dropbox, Inc. – Class A (1)	505	14,027
DXC Technology Co. (1)	175	2,563
Entegris, Inc.	1,110	93,519
EPAM Systems, Inc. (1)	2	478
F5, Inc. (1)	2	630
Fair Isaac Corp. (1)(2)	0	309
First Solar, Inc. (1)	4	1,137
Flex Ltd. (1)	229	13,863
Gen Digital, Inc.	233	6,335
GlobalFoundries, Inc. (1)	4	157
Globant SA (1)	2	109
Hewlett Packard Enterprise Co.	2,623	63,009
HP, Inc.	616	13,735
Ingram Micro Holding Corp.	1	24
Intel Corp. (1)	910	33,597
International Business Machines Corp.	40	11,912
Intuit, Inc.	169	111,979
IPG Photonics Corp. (1)	1	77
Jabil, Inc.	62	14,085
Keysight Technologies, Inc. (1)	7	1,500
Kyndryl Holdings, Inc. (1)	9	246

	Shares (000s)	Value (000s)
Lam Research Corp.	626	$107,080
Lattice Semiconductor Corp. (1)	1	60
Littelfuse, Inc.	344	86,928
Lumentum Holdings, Inc. (1)	3	1,005
MACOM Technology Solutions Holdings, Inc. (1)	2	350
Marvell Technology, Inc.	35	2,956
Microchip Technology, Inc.	1,277	81,345
Micron Technology, Inc.	48	13,784
Microsoft Corp.	640	309,754
MKS, Inc.	3	450
MongoDB, Inc. – Class A (1)	3	1,285
Motorola Solutions, Inc.	4	1,586
nCino, Inc. (1)	4	101
NetApp, Inc.	5	572
Nutanix, Inc. – Class A (1)	9	440
NXP Semiconductors NV	558	121,196
Okta, Inc. – Class A (1)	4	378
ON Semiconductor Corp. (1)	18	979
Onto Innovation, Inc. (1)	2	257
Oracle Corp.	376	73,371
Pegasystems, Inc.	2	149
PTC, Inc. (1)	5	788
Pure Storage, Inc. – Class A (1)	2	132
Qnity Electronics, Inc.	691	56,405
Qorvo, Inc. (1)	4	308
QUALCOMM, Inc.	2,166	370,426
Ralliant Corp.	358	18,225
Roper Technologies, Inc.	5	2,050
Rubrik, Inc. – Class A (1)	2	154
SailPoint, Inc. (1)	3	52
Salesforce, Inc.	801	212,170
Samsung Electronics Co. Ltd.	838	70,254
Sandisk Corp. (1)	42	9,881
SentinelOne, Inc. – Class A (1)	3	52
Skyworks Solutions, Inc.	73	4,646
Strategy, Inc. – Class A (1)	11	1,662
Super Micro Computer, Inc. (1)	12	349
Synopsys, Inc. (1)	2	1,000
TD SYNNEX Corp.	115	17,227
TE Connectivity Plc	23	5,291
Teledyne Technologies, Inc. (1)	10	5,278
Teradata Corp. (1)	3	96
Teradyne, Inc.	7	1,335
Texas Instruments, Inc.	1,889	327,687
Trimble, Inc. (1)	10	801
Twilio, Inc. – Class A (1)	5	715
Tyler Technologies, Inc. (1)(2)	0	149
UiPath, Inc. – Class A (1)	17	281
Unity Software, Inc. (1)	13	565
Universal Display Corp.	2	220
VeriSign, Inc.	4	880
Vontier Corp.	6	234
Western Digital Corp.	92	15,892
Zebra Technologies Corp. – Class A (1)	2	529
Zoom Communications, Inc. – Class A (1)	125	10,749

Total Information Technology		3,718,827

Materials – 3.06%
Air Products & Chemicals, Inc.	313	77,375

The accompanying notes are an integral part of these financial statements.

438

Bridge Builder Large Cap Value Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Albemarle Corp.	5	$707
Alcoa Corp.	11	599
Amcor Plc	98	814
Anglogold Ashanti Plc	19	1,619
AptarGroup, Inc.	3	342
Ashland, Inc.	2	112
Avery Dennison Corp.	61	11,131
Axalta Coating Systems Ltd. (1)	3,414	110,307
Ball Corp.	12	642
Cabot Corp.	121	7,993
Celanese Corp. – Class A	5	202
CF Industries Holdings, Inc.	732	56,583
Cleveland-Cliffs, Inc. (1)	24	320
Corteva, Inc.	29	1,967
CRH Plc	650	81,163
Crown Holdings, Inc.	78	7,996
Dow, Inc.	30	710
DuPont de Nemours, Inc.	1,573	63,248
Eagle Materials, Inc.	1	274
Eastman Chemical Co.	102	6,520
Ecolab, Inc.	8	2,121
Element Solutions, Inc.	10	250
FMC Corp.	6	78
Freeport-McMoRan, Inc.	62	3,144
Graphic Packaging Holding Co.	262	3,948
Huntsman Corp.	8	78
International Flavors & Fragrances, Inc.	11	741
International Paper Co.	1,451	57,170
James Hardie Industries Plc (1)	2	41
Knife River Corp. (1)	898	63,201
Linde Plc	327	139,520
Louisiana-Pacific Corp.	3	218
LyondellBasell Industries NV – Class A	11	476
Martin Marietta Materials, Inc.	3	1,602
Mosaic Co.	14	326
MP Materials Corp. (1)	6	281
NewMarket Corp.	16	10,965
Newmont Corp.	380	37,912
Nucor Corp.	10	1,607
Olin Corp.	5	111
Packaging Corp. of America	4	781
PPG Industries, Inc.	10	999
Reliance, Inc.	2	654
Royal Gold, Inc.	4	782
RPM International, Inc.	5	567
Scotts Miracle-Gro Co.	2	111
Sealed Air Corp.	6	260
Sherwin-Williams Co.	1	303
Silgan Holdings, Inc.	4	165
Smurfit WestRock Plc	22	864
Solstice Advanced Materials, Inc. (1)	7	337
Sonoco Products Co.	5	203
Southern Copper Corp.	4	512
Steel Dynamics, Inc.	62	10,463
Vulcan Materials Co.	6	1,642
West Fraser Timber Co. Ltd.	371	22,668
Westlake Corp.	2	114

Total Materials		795,839

	Shares (000s)	Value (000s)
Real Estate – 2.31%
Agree Realty Corp.	5	$350
Alexandria Real Estate Equities, Inc.	7	360
American Assets Trust, Inc.	216	4,085
American Homes 4 Rent – Class A	15	470
American Tower Corp.	338	59,419
Americold Realty Trust, Inc.	13	164
AvalonBay Communities, Inc.	6	1,106
Brandywine Realty Trust	330	965
Brixmor Property Group, Inc.	13	350
BXP, Inc.	7	458
Camden Property Trust	5	507
CBRE Group, Inc. – Class A (1)	11	1,826
CoStar Group, Inc. (1)	16	1,055
Cousins Properties, Inc.	293	7,544
Crown Castle, Inc.	19	1,654
CubeSmart	112	4,021
Digital Realty Trust, Inc.	15	2,301
EastGroup Properties, Inc.	2	405
EPR Properties	3	171
Equinix, Inc.	4	3,233
Equity LifeStyle Properties, Inc.	8	493
Equity Residential	920	58,025
Essex Property Trust, Inc.	3	715
Extra Space Storage, Inc.	9	1,177
Federal Realty Investment Trust	4	362
First Industrial Realty Trust, Inc.	5	314
Gaming & Leisure Properties, Inc.	156	6,956
Healthcare Realty Trust, Inc. – Class A	14	239
Healthpeak Properties, Inc.	30	478
Highwoods Properties, Inc.	5	119
Host Hotels & Resorts, Inc.	701	12,427
Howard Hughes Holdings, Inc. (1)	1	103
Invitation Homes, Inc.	26	729
Iron Mountain, Inc.	13	1,044
Jones Lang LaSalle, Inc. (1)	1	491
Kilroy Realty Corp.	5	188
Kimco Realty Corp.	29	581
Lineage, Inc.	3	97
Medical Properties Trust, Inc.	21	107
Mid-America Apartment Communities, Inc.	320	44,426
Millrose Properties, Inc.	44	1,302
National Storage Affiliates Trust	3	81
NNN REIT, Inc.	8	318
Omega Healthcare Investors, Inc.	181	8,038
Outfront Media, Inc.	358	8,626
Park Hotels & Resorts, Inc.	9	97
PotlatchDeltic Corp.	198	7,877
Prologis, Inc.	863	110,187
Public Storage	250	64,917
Rayonier, Inc.	949	20,546
Realty Income Corp.	40	2,231
Regency Centers Corp.	8	535
Rexford Industrial Realty, Inc.	723	27,981
SBA Communications Corp. – Class A	5	891
Simon Property Group, Inc.	11	2,002
STAG Industrial, Inc.	8	297
Sun Communities, Inc.	70	8,652
UDR, Inc.	13	491

The accompanying notes are an integral part of these financial statements.

439

Bridge Builder Large Cap Value Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Ventas, Inc.	20	$1,566
VICI Properties, Inc. – Class A	2,614	73,499
Vornado Realty Trust	8	261
Welltower, Inc.	30	5,517
Weyerhaeuser Co.	1,442	34,161
WP Carey, Inc.	9	598
Zillow Group, Inc. – Class A (1)	2	146
Zillow Group, Inc. – Class C (1)	7	485

Total Real Estate		600,817

Utilities – 3.62%
AES Corp.	30	430
Alliant Energy Corp.	494	32,085
Ameren Corp.	467	46,648
American Electric Power Co., Inc.	23	2,672
American Water Works Co., Inc.	8	1,090
Atmos Energy Corp.	7	1,164
Brookfield Renewable Corp.	6	216
CenterPoint Energy, Inc.	2,553	97,879
Clearway Energy, Inc. – Class A	1	46
Clearway Energy, Inc. – Class C	3	116
CMS Energy Corp.	13	892
Consolidated Edison, Inc.	15	1,536
Constellation Energy Corp.	14	4,783
Dominion Energy, Inc.	151	8,860
DTE Energy Co.	9	1,147
Duke Energy Corp.	34	3,939
Edison International	106	6,383
Entergy Corp.	1,206	111,490
Essential Utilities, Inc.	12	456
Evergy, Inc.	10	716
Eversource Energy	16	1,061
Exelon Corp.	44	1,916
FirstEnergy Corp.	24	1,054
IDACORP, Inc. – Class Rights	2	289
MDU Resources Group, Inc.	5,127	100,088
National Fuel Gas Co.	131	10,508
NextEra Energy, Inc.	550	44,168
NiSource, Inc.	20	843
OGE Energy Corp.	9	368
PG&E Corp.	6,158	98,967
Pinnacle West Capital Corp.	981	87,023
PPL Corp.	32	1,112
Public Service Enterprise Group, Inc.	22	1,746
Sempra	486	42,874
Southern Co.	1,055	92,002
Talen Energy Corp. (1)	2	729
UGI Corp.	396	14,834
WEC Energy Group, Inc.	14	1,484
Xcel Energy, Inc.	1,579	116,639

Total Utilities		940,253

Total Common Stocks (Cost: $18,564,218)		25,440,128

CONVERTIBLE PREFERRED STOCKS – 0.13%
Industrials – 0.09%
Boeing Co., 6.00%	321	22,179

Total Industrials		22,179

	Shares (000s)		Value (000s)
Utilities – 0.04%
Southern Co., 7.13% (1)		229	$11,528

Total Utilities			11,528

Total Convertible Preferred Stocks (Cost: $28,814)			33,707

PREFERRED STOCKS – 0.02%
Consumer Discretionary – 0.02%
Volkswagen AG		36	4,384

Total Consumer Discretionary			4,384

Total Preferred Stocks (Cost: $3,704)			4,384

SHORT–TERM INVESTMENTS – 1.94%
Money Market Funds – 1.90%
JP Morgan U.S. Government Money Market Fund – Class IM, 3.72% (3)		493,922	493,922

Total Money Market Funds (Cost: $493,922)			493,922

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.04%
BNP Paribas, Paris, -0.90% due 01/05/2026 (2)	CHF	0	0
Citibank, London, 1.06% due 01/02/2026	EUR	3,712	4,361
Citibank, London, 2.91% due 01/02/2026	GBP	2	2
Citibank, New York, 3.13% due 01/02/2026		$210	210
JP Morgan, New York, 3.13% due 01/02/2026		2,077	2,077
Royal Bank of Canada, Toronto, 1.33% due 01/02/2026 (2)	CAD	0	0
Royal Bank of Canada, Toronto, 3.13% due 01/02/2026		$733	733
Skandinaviska Enskilda Banken AB, Stockholm, -3.79% due 01/02/2026 (2)	SEK	0	0
Sumitomo Trust Bank, London, 3.13% due 01/02/2026		$2,585	2,585

Total Time Deposits (Cost: $9,968)			9,968

Total Short–Term Investments (Cost: $503,890)			503,890

TOTAL INVESTMENTS IN SECURITIES – 99.91% (Cost: $19,100,626)			25,982,109

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.09%			24,469

TOTAL NET ASSETS – 100.00%			$26,006,578

The accompanying notes are an integral part of these financial statements.

440

Bridge Builder Large Cap Value Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

CAD Canadian Dollar

CHF Swiss Franc

EUR Euro

GBP British Pound

SEK Swedish Krona

(1)	Non-income producing security.

(2)	A zero balance may reflect actual amounts rounding to less than one thousand.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

(4)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
71	E-mini Russell 1000 Future	Mar. 2026	$7,423	$7,389	$(34)

					$(34)

The accompanying notes are an integral part of these financial statements.

441

Bridge Builder Tax Managed Large Cap Fund

Schedule of Investments

December 31, 2025 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 98.42%
Communication Services – 10.40%
Alphabet, Inc. – Class A	920	$288,107
Alphabet, Inc. – Class C	448	140,455
AT&T, Inc.	144	3,588
Electronic Arts, Inc.	66	13,517
Fox Corp. – Class B	42	2,730
Live Nation Entertainment, Inc. (1)	13	1,834
Meta Platforms, Inc. – Class A	265	174,978
Netflix, Inc. (1)	902	84,605
Omnicom Group, Inc.	20	1,581
Spotify Technology SA (1)	11	6,658
T-Mobile U.S., Inc.	95	19,209
Trade Desk, Inc. – Class A (1)	20	764
Walt Disney Co.	197	22,364
Warner Music Group Corp. – Class A	818	25,073

Total Communication Services		785,463

Consumer Discretionary – 7.74%
Airbnb, Inc. – Class A (1)	12	1,640
Amazon.com, Inc. (1)	878	202,606
Aptiv Plc (1)	209	15,875
Aramark	207	7,620
AutoZone, Inc. (1)(2)	0	648
Booking Holdings, Inc.	5	26,670
Carnival Corp. (1)	1,528	46,678
Chipotle Mexican Grill, Inc. – Class A (1)	311	11,489
Coupang, Inc. – Class A (1)	445	10,509
Darden Restaurants, Inc. (2)	0	1
Domino’s Pizza, Inc.	2	774
DoorDash, Inc. – Class A (1)	42	9,447
DR Horton, Inc.	18	2,646
eBay, Inc.	30	2,584
General Motors Co.	40	3,283
Hilton Worldwide Holdings, Inc.	8	2,245
Home Depot, Inc.	31	10,751
Las Vegas Sands Corp.	117	7,620
Lennar Corp. – Class A	140	14,436
Lithia Motors, Inc. – Class A	7	2,440
Lululemon Athletica, Inc. (1)	8	1,763
Marriott International, Inc. – Class A	18	5,578
McDonald’s Corp.	7	2,054
MercadoLibre, Inc. (1)	6	11,659
O’Reilly Automotive, Inc. (1)	16	1,420
PulteGroup, Inc.	23	2,660
Ralph Lauren Corp. – Class A	1	402
Ross Stores, Inc.	80	14,327
SharkNinja, Inc. (1)	38	4,245
Starbucks Corp.	29	2,420
Tesla, Inc. (1)	105	47,438
TJX Companies, Inc.	314	48,287
TopBuild Corp. (1)	48	20,231
United Parks & Resorts, Inc. (1)	200	7,271
Wynn Resorts Ltd.	294	35,381

Total Consumer Discretionary		585,098

Consumer Staples – 3.48%
Altria Group, Inc.	29	1,684
BJ’s Wholesale Club Holdings, Inc. (1)	38	3,448
Coca-Cola Co.	387	27,033

	Shares (000s)	Value (000s)
Colgate-Palmolive Co.	5	$378
Costco Wholesale Corp.	4	3,249
Dollar General Corp.	15	2,001
Dollar Tree, Inc. (1)	60	7,432
Hormel Foods Corp.	73	1,738
Keurig Dr Pepper, Inc.	1,078	30,207
Kimberly-Clark Corp.	12	1,226
Kroger Co.	4	220
Lamb Weston Holdings, Inc.	25	1,034
Magnum Ice Cream Co. NV (1)	58	920
McCormick & Co., Inc.	279	18,974
Mondelez International, Inc. – Class A	30	1,641
Monster Beverage Corp. (1)	80	6,149
Philip Morris International, Inc.	116	18,531
Procter & Gamble Co.	345	49,448
Unilever Plc – ADR	258	16,877
Walmart, Inc.	633	70,483

Total Consumer Staples		262,673

Energy – 3.76%
Baker Hughes Co. – Class A	126	5,750
Chevron Corp.	431	65,631
ConocoPhillips	13	1,250
Devon Energy Corp.	39	1,411
Diamondback Energy, Inc.	10	1,568
Enbridge, Inc.	540	25,827
EOG Resources, Inc.	13	1,367
EQT Corp.	241	12,902
Exxon Mobil Corp.	778	93,659
Halliburton Co.	142	4,014
Kinder Morgan, Inc.	521	14,309
Marathon Petroleum Corp.	9	1,472
Permian Resources Corp. – Class A	630	8,837
Phillips 66	207	26,774
Plains GP Holdings LP – Class A (1)	818	15,648
Targa Resources Corp.	5	882
Texas Pacific Land Corp.	5	1,331
Valero Energy Corp.	6	985
Williams Companies, Inc.	10	584

Total Energy		284,201

Financials – 14.87%
Adyen NV – ADR (1)	331	5,281
Affirm Holdings, Inc. – Class A (1)	48	3,562
Aflac, Inc.	7	730
Allstate Corp.	48	10,072
American Express Co.	98	36,164
American International Group, Inc.	179	15,332
Ameriprise Financial, Inc.	3	1,664
Aon Plc – Class A	2	851
Apollo Global Management, Inc.	21	2,978
Ares Management Corp. – Class A	62	9,943
Arthur J. Gallagher & Co. (2)	0	72
Axis Capital Holdings Ltd.	109	11,718
Bank of America Corp.	2,202	121,084
Berkshire Hathaway, Inc. – Class B (1)	243	121,973
Blackrock, Inc.	8	8,211
Blackstone, Inc. – Class A	19	2,912
Block, Inc. – Class A (1)	576	37,508
Brown & Brown, Inc.	10	803

The accompanying notes are an integral part of these financial statements.

442

Bridge Builder Tax Managed Large Cap Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Capital One Financial Corp.	158	$38,321
Charles Schwab Corp.	133	13,321
Chubb Ltd.	66	20,595
Citigroup, Inc.	27	3,128
Citizens Financial Group, Inc.	74	4,329
CME Group, Inc. – Class A	45	12,231
Comerica, Inc.	43	3,719
FactSet Research Systems, Inc.	28	8,130
Fidelity National Information Services, Inc.	507	33,697
Fifth Third Bancorp	50	2,358
Fiserv, Inc. (1)	50	3,342
Globe Life, Inc.	34	4,756
Goldman Sachs Group, Inc.	8	6,833
Hartford Insurance Group, Inc.	77	10,626
Intercontinental Exchange, Inc.	135	21,799
Jefferies Financial Group, Inc.	413	25,589
JP Morgan Chase & Co.	286	91,999
KeyCorp	103	2,136
LPL Financial Holdings, Inc.	41	14,666
M&T Bank Corp.	44	8,928
Marsh & McLennan Companies, Inc.	65	12,040
Mastercard, Inc. – Class A	108	61,772
Moody’s Corp.	2	1,069
MSCI, Inc. – Class A	1	713
Nasdaq, Inc.	24	2,334
PayPal Holdings, Inc.	44	2,597
PNC Financial Services Group, Inc.	11	2,244
Progressive Corp.	74	16,751
Prosperity Bancshares, Inc.	213	14,707
Prudential Financial, Inc.	21	2,341
Raymond James Financial, Inc.	14	2,321
Regions Financial Corp.	50	1,361
Rocket Companies, Inc. – Class A	135	2,619
S&P Global, Inc.	3	1,379
SLM Corp.	1,077	29,145
State Street Corp.	2	209
Tradeweb Markets, Inc. – Class A	155	16,640
Travelers Companies, Inc.	124	35,876
Truist Financial Corp.	37	1,844
US Bancorp	167	8,891
Visa, Inc. – Class A	292	102,278
Wells Fargo & Co.	469	43,752
Western Alliance Bancorp	168	14,123
Willis Towers Watson Plc	71	23,412
WR Berkley Corp.	21	1,448

Total Financials		1,123,227

Healthcare – 9.89%
Abbott Laboratories	44	5,550
AbbVie, Inc.	173	39,533
Amgen, Inc.	5	1,489
Argenx SE – ADR (1)	14	12,137
Avantor, Inc. (1)	2,597	29,759
Baxter International, Inc.	428	8,177
Becton Dickinson & Co.	9	1,670
Bio-Techne Corp.	25	1,473
Boston Scientific Corp. (1)	91	8,716
Bristol Myers Squibb Co.	63	3,381
Cencora, Inc. – Class A (2)	0	127

	Shares (000s)	Value (000s)
Charles River Laboratories International, Inc. (1)	11	$2,153
Cigna Group	11	3,019
Danaher Corp.	42	9,539
DaVita, Inc. (1)	9	1,039
DexCom, Inc. (1)	15	1,014
Edwards Lifesciences Corp. (1)	50	4,247
Elanco Animal Health, Inc. (1)	1,304	29,521
Elevance Health, Inc.	27	9,415
Eli Lilly & Co.	113	120,929
GE HealthCare Technologies, Inc.	352	28,892
Gilead Sciences, Inc.	25	3,008
HCA Healthcare, Inc.	2	1,011
Hologic, Inc. (1)	27	2,043
Humana, Inc.	10	2,535
IDEXX Laboratories, Inc. (1)	1	657
Incyte Corp. (1)	27	2,693
Intuitive Surgical, Inc. (1)	70	39,415
IQVIA Holdings, Inc. (1)	13	3,035
Johnson & Johnson	261	53,944
Labcorp Holdings, Inc.	2	584
McKesson Corp.	3	2,434
Medtronic Plc	362	34,815
Merck & Co., Inc.	430	45,269
Molina Healthcare, Inc. (1)	21	3,709
Natera, Inc. (1)	87	19,845
Penumbra, Inc. (1)	13	3,891
Regeneron Pharmaceuticals, Inc.	7	5,706
ResMed, Inc.	4	934
Sanofi SA – ADR	635	30,772
Solventum Corp. (1)	6	468
Stryker Corp.	149	52,336
Thermo Fisher Scientific, Inc.	67	39,034
UnitedHealth Group, Inc.	169	55,865
Vertex Pharmaceuticals, Inc. (1)	15	6,900
West Pharmaceutical Services, Inc.	16	4,403
Zoetis, Inc. – Class A	82	10,343

Total Healthcare		747,429

Industrials – 8.74%
3M Co.	24	3,786
AECOM	220	21,000
AerCap Holdings NV	115	16,564
Amentum Holdings, Inc. (1)	5	149
Automatic Data Processing, Inc.	88	22,541
Axon Enterprise, Inc. (1)	3	1,429
Boeing Co. (1)	240	52,161
BWX Technologies, Inc.	171	29,501
CACI International, Inc. – Class A (1)	68	36,232
Carrier Global Corp.	21	1,097
Caterpillar, Inc.	16	9,440
Cintas Corp.	6	1,086
CSX Corp.	41	1,484
Cummins, Inc. (2)	0	103
Dayforce, Inc. (1)	126	8,729
Deere & Co.	6	2,743
Delta Air Lines, Inc.	41	2,876
Dover Corp.	3	619
Eaton Corp. Plc	144	45,881
Emerson Electric Co.	194	25,800

The accompanying notes are an integral part of these financial statements.

443

Bridge Builder Tax Managed Large Cap Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Everus Construction Group, Inc. (1)	429	$36,689
Expeditors International of Washington, Inc.	21	3,171
Fastenal Co.	3	128
Ferguson Enterprises, Inc.	26	5,687
Fortive Corp.	176	9,724
GE Vernova, Inc.	2	1,606
General Dynamics Corp.	9	2,961
General Electric Co.	10	3,220
Honeywell International, Inc.	174	33,935
Howmet Aerospace, Inc.	102	21,011
Hubbell, Inc. – Class B	5	2,064
Illinois Tool Works, Inc.	21	5,167
Ingersoll Rand, Inc.	133	10,512
Jacobs Solutions, Inc.	48	6,392
JB Hunt Transport Services, Inc.	69	13,501
Johnson Controls International Plc	361	43,259
L3Harris Technologies, Inc.	22	6,499
Leidos Holdings, Inc.	23	4,098
Lockheed Martin Corp.	5	2,278
Norfolk Southern Corp.	13	3,702
Northrop Grumman Corp.	6	3,416
Old Dominion Freight Line, Inc.	23	3,600
Otis Worldwide Corp.	10	843
PACCAR, Inc.	7	785
Parker-Hannifin Corp. (2)	0	429
Paychex, Inc.	12	1,377
Pentair Plc	21	2,196
Quanta Services, Inc.	11	4,784
Republic Services, Inc. – Class A	4	794
Rockwell Automation, Inc.	1	542
Rollins, Inc.	22	1,350
RTX Corp.	207	37,882
Trane Technologies Plc	6	2,493
Uber Technologies, Inc. (1)	14	1,162
Union Pacific Corp.	53	12,199
Vertiv Holdings Co. – Class A	185	30,052
Waste Management, Inc.	141	31,011
WESCO International, Inc.	109	26,779
Westinghouse Air Brake Technologies Corp. (2)	0	1

Total Industrials		660,520

Information Technology – 30.29%
Accenture Plc – Class A	23	6,067
Advanced Micro Devices, Inc. (1)	89	18,961
Akamai Technologies, Inc. (1)	14	1,261
Amphenol Corp. – Class A	413	55,758
Analog Devices, Inc.	23	6,236
Apple, Inc.	1,350	366,892
Applied Materials, Inc.	7	1,870
AppLovin Corp. – Class A (1)	32	21,619
Arista Networks, Inc. (1)	341	44,676
ASM International NV – Class REG	26	15,578
ASML Holding NV – Class REG	51	54,056
Autodesk, Inc. (1)	13	3,903
Broadcom, Inc.	579	200,339
Cadence Design Systems, Inc. (1)	37	11,480
CDW Corp.	18	2,471
Ciena Corp. (1)	105	24,646

	Shares (000s)	Value (000s)
Cisco Systems, Inc.	131	$10,104
Cognizant Technology Solutions Corp. – Class A	235	19,487
Coherent Corp. (1)	150	27,739
Corning, Inc.	74	6,448
Datadog, Inc. – Class A (1)	64	8,742
Entegris, Inc.	516	43,453
Fabrinet (1)	11	4,926
Fair Isaac Corp. (1)	3	4,353
First Solar, Inc. (1)	22	5,755
Fortinet, Inc. (1)	24	1,898
Gartner, Inc. (1)	33	8,437
Gen Digital, Inc.	47	1,278
Hewlett Packard Enterprise Co.	616	14,804
HP, Inc.	57	1,268
HubSpot, Inc. (1)	45	18,077
Intel Corp. (1)	125	4,598
Intuit, Inc.	65	42,876
Keysight Technologies, Inc. (1)	17	3,417
KLA Corp.	6	6,883
Lam Research Corp.	80	13,628
Lattice Semiconductor Corp. (1)	123	9,045
Littelfuse, Inc.	103	26,071
Microchip Technology, Inc.	351	22,385
Micron Technology, Inc.	37	10,621
Microsoft Corp.	987	477,300
MongoDB, Inc. – Class A (1)	20	8,573
Motorola Solutions, Inc.	2	703
NVIDIA Corp.	2,505	467,171
NXP Semiconductors NV	18	3,917
ON Semiconductor Corp. (1)	44	2,392
Oracle Corp.	193	37,616
Palantir Technologies, Inc. – Class A (1)	25	4,503
Palo Alto Networks, Inc. (1)	103	18,952
Qnity Electronics, Inc.	158	12,873
QUALCOMM, Inc.	172	29,406
Ralliant Corp.	48	2,428
Salesforce, Inc.	42	11,058
ServiceNow, Inc. (1)	128	19,647
Shopify, Inc. – Class A (1)	141	22,656
Skyworks Solutions, Inc.	35	2,225
Synopsys, Inc. (1)	4	1,736
TE Connectivity Plc	7	1,675
Teledyne Technologies, Inc. (1)	4	2,236
Teradyne, Inc.	16	3,067
Texas Instruments, Inc.	15	2,633
Trimble, Inc. (1)	22	1,721
Zebra Technologies Corp. – Class A (1)	8	2,034

Total Information Technology		2,288,628

Materials – 3.71%
Air Products & Chemicals, Inc.	85	20,988
Albemarle Corp.	22	3,122
Axalta Coating Systems Ltd. (1)	1,089	35,195
Corteva, Inc.	8	543
CRH Plc	348	43,449
Crown Holdings, Inc.	70	7,183
DuPont de Nemours, Inc.	418	16,795
Ecolab, Inc.	69	18,165
Freeport-McMoRan, Inc.	10	517

The accompanying notes are an integral part of these financial statements.

444

Bridge Builder Tax Managed Large Cap Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
International Flavors & Fragrances, Inc.	162	$10,893
International Paper Co.	178	7,010
Knife River Corp. (1)	277	19,490
Linde Plc	89	38,021
LyondellBasell Industries NV – Class A	197	8,513
Newmont Corp.	63	6,245
Nucor Corp.	9	1,419
Sherwin-Williams Co.	36	11,681
Solstice Advanced Materials, Inc. (1)	43	2,113
Vulcan Materials Co.	102	29,001

Total Materials		280,343

Real Estate – 2.07%
Alexandria Real Estate Equities, Inc.	64	3,126
American Tower Corp.	196	34,455
AvalonBay Communities, Inc.	5	878
BXP, Inc.	22	1,482
CBRE Group, Inc. – Class A (1)	1	168
Crown Castle, Inc.	28	2,504
Digital Realty Trust, Inc.	10	1,572
Equinix, Inc.	2	1,697
Equity Residential	82	5,164
Extra Space Storage, Inc.	9	1,117
Host Hotels & Resorts, Inc.	162	2,881
Howard Hughes Holdings, Inc. (1)	33	2,669
Mid-America Apartment Communities, Inc.	82	11,325
Prologis, Inc.	303	38,721
Public Storage	61	15,924
Realty Income Corp.	36	2,046
Simon Property Group, Inc.	10	1,904
VICI Properties, Inc. – Class A	687	19,324
Weyerhaeuser Co.	404	9,562

Total Real Estate		156,519

Utilities – 3.47%
Alliant Energy Corp.	44	2,874
Ameren Corp.	15	1,492
American Electric Power Co., Inc.	34	3,947
Atmos Energy Corp.	17	2,893
CenterPoint Energy, Inc.	718	27,521
Consolidated Edison, Inc.	35	3,437
Constellation Energy Corp.	19	6,584
DTE Energy Co.	2	280
Duke Energy Corp.	22	2,625
Entergy Corp.	670	61,931
Eversource Energy	70	4,730

	Shares (000s)	Value (000s)
Exelon Corp.	79	$3,459
FirstEnergy Corp.	100	4,481
MDU Resources Group, Inc.	1,503	29,334
NextEra Energy, Inc.	81	6,499
NiSource, Inc.	6	256
PG&E Corp.	1,807	29,045
Pinnacle West Capital Corp.	306	27,184
PPL Corp.	46	1,617
Sempra	45	3,975
Southern Co.	41	3,582
WEC Energy Group, Inc.	47	4,928
Xcel Energy, Inc.	396	29,253

Total Utilities		261,927

Total Common Stocks (Cost: $4,986,931)		7,436,028

SHORT–TERM INVESTMENTS – 1.42%
Money Market Funds – 1.41%
JP Morgan U.S. Government Money Market Fund – Class IM, 3.72% (3)	106,556	106,556

Total Money Market Funds (Cost: $106,556)		106,556

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.01%
Sumitomo, Tokyo, 3.13% due 01/02/2026	$1,009	1,009

Total Time Deposits (Cost: $1,009)		1,009

Total Short–Term Investments (Cost: $107,565)		107,565

TOTAL INVESTMENTS IN SECURITIES – 99.84% (Cost: $5,094,496)		7,543,593

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.16%		12,356

TOTAL NET ASSETS – 100.00%		$7,555,949

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)	Non-income producing security.

(2)	A zero balance may reflect actual amounts rounding to less than one thousand.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of these financial statements.

445

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2025 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.99%
Communication Services – 4.04%
Anterix, Inc. (1)	2	$48
Arena Group Holdings, Inc. (1)	2	10
AST SpaceMobile, Inc. – Class A (1)	208	15,088
Atlanta Braves Holdings, Inc. – Class A (1)	1	63
Atlanta Braves Holdings, Inc. – Class C (1)	9	345
Bandwidth, Inc. – Class A (1)	1	18
Boston Omaha Corp. – Class A (1)(2)	0	3
Bumble, Inc. – Class A (1)	401	1,431
Cargurus, Inc. – Class A (1)	16	606
Cinemark Holdings, Inc.	73	1,692
Cogent Communications Holdings, Inc.	29	627
CuriosityStream, Inc.	7	28
DoubleVerify Holdings, Inc. – Class Rights (1)	13	150
Emerald Holding, Inc.	2	10
Entravision Communications Corp. – Class A	2	7
EverQuote, Inc. – Class A (1)	6	151
EW Scripps Co. – Class A (1)	212	844
fuboTV, Inc. – Class A (1)	65	163
Gambling.com Group Ltd. (1)	3	16
GCI Liberty, Inc. – Class A (1)(2)	0	6
GCI Liberty, Inc. – Class C (1)	1	43
Globalstar, Inc. (1)	10	589
Gogo, Inc. (1)	15	70
Golden Matrix Group, Inc. (1)	4	3
Grindr, Inc. (1)	6	84
Ibotta, Inc. – Class A (1)	3	63
IDT Corp. – Class B	2	122
IMAX Corp. (1)	8	312
Iridium Communications, Inc.	1	24
John Wiley & Sons, Inc. – Class A	7	226
Liberty Broadband Corp. – Class A (1)	1	42
Liberty Broadband Corp. – Class C (1)	4	200
Liberty Media Corp.-Liberty Formula One – Class A (1)	1	118
Liberty Media Corp.-Liberty Formula One – Class C (1)	438	43,180
Live Nation Entertainment, Inc. (1)	434	61,866
Lumen Technologies, Inc. (1)	796	6,188
Madison Square Garden Entertainment Corp. – Class A (1)	8	411
Magnite, Inc. (1)	113	1,837
MediaAlpha, Inc. – Class A (1)	7	84
Nexstar Media Group, Inc. – Class A (2)	0	75
NIQ Global Intelligence Plc (1)	4	65
Optimum Communications, Inc. – Class A (1)	8	13
Pinterest, Inc. – Class A (1)	54	1,403
Playtika Holding Corp.	3	10
QuinStreet, Inc. (1)	11	153
Reddit, Inc. – Class A (1)	168	38,649
ROBLOX Corp. – Class A (1)	583	47,252
Roku, Inc. – Class A (1)	230	24,981
Rumble, Inc. (1)	5	30
Spotify Technology SA (1)	93	53,882
Stagwell, Inc. – Class A (1)	21	105
Take-Two Interactive Software, Inc. (1)	139	35,531
TechTarget, Inc. (1)	1	4
Thryv Holdings, Inc. (1)	7	44
TKO Group Holdings, Inc. – Class A	109	22,846

	Shares (000s)	Value (000s)
Trade Desk, Inc. – Class A (1)	460	$17,451
Travelzoo (1)	1	9
TripAdvisor, Inc. (1)	10	152
Trump Media & Technology Group Corp. (1)	16	217
USA TODAY Co., Inc. (1)	24	126
Vivid Seats, Inc. – Class A (1)(2)	0	3
Yelp, Inc. – Class A (1)	35	1,057
ZipRecruiter, Inc. – Class A (1)	12	48

Total Communication Services		380,874

Consumer Discretionary – 11.18%
Abercrombie & Fitch Co. – Class A (1)	48	6,011
Academy Sports & Outdoors, Inc.	180	8,972
Accel Entertainment, Inc. – Class A (1)	10	113
Acushnet Holdings Corp.	164	13,086
Adtalem Global Education, Inc. (1)	12	1,209
American Public Education, Inc. (1)	23	852
Arhaus, Inc. – Class A (1)	10	112
Arko Corp.	1	7
AutoZone, Inc. (1)	9	30,910
Bally’s Corp. (1)	2	29
BARK, Inc. (1)	14	8
Birkenstock Holding Plc (1)	121	4,949
BJ’s Restaurants, Inc. (1)	113	4,462
Black Rock Coffee Bar, Inc. – Class A (1)	1	26
Bloomin’ Brands, Inc.	514	3,174
Boot Barn Holdings, Inc. (1)	152	26,767
Bright Horizons Family Solutions, Inc. (1)	117	11,849
Brinker International, Inc. (1)	36	5,125
Buckle, Inc.	6	302
Build-A-Bear Workshop, Inc.	2	147
Burlington Stores, Inc. (1)	73	21,149
Caleres, Inc.	115	1,395
Camping World Holdings, Inc. – Class A	12	114
Carnival Corp. (1)	62	1,895
Carriage Services, Inc. – Class A	3	117
Carvana Co. – Class A (1)	182	76,896
Cava Group, Inc. (1)	409	24,031
Cavco Industries, Inc. (1)	1	881
Champion Homes, Inc. (1)	11	918
Cheesecake Factory, Inc.	9	450
Chewy, Inc. – Class A (1)	860	28,438
Choice Hotels International, Inc.	2	147
Churchill Downs, Inc.	10	1,178
Coupang, Inc. – Class A (1)	242	5,720
Coursera, Inc. (1)	459	3,378
Cracker Barrel Old Country Store, Inc.	1	30
Darden Restaurants, Inc.	21	3,788
Dave & Buster’s Entertainment, Inc. (1)	5	86
Deckers Outdoor Corp. (1)	27	2,787
Denny’s Corp. (1)	1	4
Dine Brands Global, Inc.	1	17
Domino’s Pizza, Inc.	122	50,802
DoorDash, Inc. – Class A (1)	242	54,892
Dorman Products, Inc. (1)	5	653
DraftKings, Inc. – Class A (1)	89	3,069
Dream Finders Homes, Inc. – Class A (1)	1	24
Driven Brands Holdings, Inc. (1)	11	170
Duolingo, Inc. – Class A (1)	7	1,228
Dutch Bros, Inc. – Class A (1)	205	12,544

The accompanying notes are an integral part of these financial statements.

446

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Envela Corp. (1)	2	$21
Ermenegildo Zegna NV	12	123
Etsy, Inc. (1)	10	581
European Wax Center, Inc. – Class A (1)	198	714
EVgo, Inc. – Class A (1)	165	480
Expedia Group, Inc.	22	6,153
Figs, Inc. – Class A (1)	17	192
First Watch Restaurant Group, Inc. (1)	10	158
Five Below, Inc. (1)	169	31,795
Floor & Decor Holdings, Inc. – Class A (1)	454	27,656
Flutter Entertainment Plc (1)	24	5,205
Fox Factory Holding Corp. (1)	2	36
Frontdoor, Inc. (1)	38	2,168
Genesco, Inc. (1)(2)	0	4
Genius Sports Ltd. (1)	859	9,469
Gentherm, Inc. (1)	19	684
Global Business Travel Group I (1)	22	166
Grand Canyon Education, Inc. (1)	66	11,021
Green Brick Partners, Inc. (1)	2	123
Group 1 Automotive, Inc.	1	405
Groupon, Inc. – Class A (1)	5	87
H&R Block, Inc.	4	167
Hilton Grand Vacations, Inc. (1)	12	519
Hilton Worldwide Holdings, Inc.	42	12,122
Inspired Entertainment, Inc. (1)	5	47
Installed Building Products, Inc.	63	16,322
Jack in the Box, Inc.	3	55
KinderCare Learning Companies, Inc. (1)	6	28
Kontoor Brands, Inc.	9	523
Krispy Kreme, Inc.	804	3,232
Kura Sushi USA, Inc. – Class A (1)	1	65
Las Vegas Sands Corp.	57	3,698
Latham Group, Inc. (1)	7	47
Laureate Education, Inc. – Class A (1)	9	286
LCI Industries (2)	0	58
Life Time Group Holdings, Inc. (1)	390	10,368
Lincoln Educational Services Corp. (1)	6	136
Lindblad Expeditions Holdings, Inc. (1)	7	105
Lithia Motors, Inc. – Class A	1	177
Livewire Group, Inc. (1)	7	32
Lovesac Co. (1)	2	26
Lululemon Athletica, Inc. (1)	11	2,307
Marine Products Corp.	1	7
MarineMax, Inc. (1)(2)	0	6
McGraw Hill, Inc. (1)	4	64
Mister Car Wash, Inc. (1)	17	97
Monarch Casino & Resort, Inc.	2	238
Murphy USA, Inc.	3	1,277
Nathan’s Famous, Inc. (2)	0	46
National Vision Holdings, Inc. (1)	274	7,075
Navan, Inc. – Class A (1)	6	96
Nerdy, Inc. (1)	12	13
Norwegian Cruise Line Holdings Ltd. (1)	76	1,686
Ollie’s Bargain Outlet Holdings, Inc. (1)	119	13,024
On Holding AG – Class A (1)	41	1,926
OneSpaWorld Holdings Ltd.	546	11,328
Papa John’s International, Inc.	1	19
Patrick Industries, Inc.	96	10,363
Peloton Interactive, Inc. – Class A (1)	147	908
Petco Health & Wellness Co., Inc. – Class A (1)	2	5

	Shares (000s)	Value (000s)
Phoenix Education Partners, Inc. (1)(2)	0	$15
Planet Fitness, Inc. – Class A (1)	191	20,759
Pool Corp.	19	4,364
Pursuit Attractions & Hospitality, Inc. (1)(2)	0	7
Ralph Lauren Corp. – Class A	1	180
RCI Hospitality Holdings, Inc.	1	21
RealReal, Inc. (1)	252	3,980
Red Rock Resorts, Inc. – Class A	13	793
Restaurant Brands International, Inc.	38	2,612
Revolve Group, Inc. – Class A (1)	63	1,911
RH (1)(2)	0	80
Ross Stores, Inc.	12	2,128
Royal Caribbean Cruises Ltd.	47	13,096
Rush Street Interactive, Inc. (1)	94	1,833
Sabre Corp. (1)	18	25
Savers Value Village, Inc. (1)	7	64
Serve Robotics, Inc. (1)	11	111
Shake Shack, Inc. – Class A (1)	26	2,132
SharkNinja, Inc. (1)	3	293
Six Flags Entertainment Corp. (1)	54	829
Solid Power, Inc. (1)	3	14
Somnigroup International, Inc.	538	47,996
Sonic Automotive, Inc. – Class A	1	64
Sonos, Inc. (1)	21	370
Sportradar Group AG – Class A (1)	272	6,473
Steven Madden Ltd.	32	1,313
Stitch Fix, Inc. – Class A (1)	2	8
Stride, Inc. (1)	8	532
Sturm Ruger & Co., Inc.	1	31
Super Group SGHC Ltd.	161	1,930
Sweetgreen, Inc. – Class A (1)	778	5,260
Tapestry, Inc.	198	25,258
Texas Roadhouse, Inc. – Class A	182	30,184
Thor Industries, Inc.	95	9,750
ThredUp, Inc. – Class A (1)	168	1,071
TopBuild Corp. (1)	77	32,297
Tractor Supply Co.	314	15,698
Travel + Leisure Co.	4	276
Udemy, Inc. (1)	315	1,843
Ulta Beauty, Inc. (1)	18	11,152
United Parks & Resorts, Inc. (1)	5	180
Universal Technical Institute, Inc. (1)	247	6,454
Upbound Group, Inc.	4	63
Urban Outfitters, Inc. (1)	4	309
Vail Resorts, Inc.	5	693
Valvoline, Inc. (1)	21	607
Victoria’s Secret & Co. (1)	74	4,023
Viking Holdings Ltd. (1)	876	62,576
Visteon Corp.	14	1,369
Warby Parker, Inc. – Class A (1)	19	411
Wayfair, Inc. – Class A (1)	102	10,284
Wendy’s Co.	13	110
Williams-Sonoma, Inc.	3	585
Wingstop, Inc.	295	70,414
Winmark Corp.	10	4,229
Wolverine World Wide, Inc.	321	5,821
Wyndham Hotels & Resorts, Inc.	350	26,468
XPEL, Inc. (1)	5	242
Xponential Fitness, Inc. – Class A (1)	5	43
Yum! Brands, Inc.	17	2,621

The accompanying notes are an integral part of these financial statements.

447

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Zspace, Inc. (1)(2)	0	$0

Total Consumer Discretionary		1,054,905

Consumer Staples – 2.58%
Beauty Health Co. (1)	19	27
Beyond Meat, Inc. (1)	5	4
BJ’s Wholesale Club Holdings, Inc. (1)	4	325
BRC, Inc. – Class A (1)	17	19
Calavo Growers, Inc.	3	65
Cal-Maine Foods, Inc.	34	2,740
Casey’s General Stores, Inc.	30	16,849
Celsius Holdings, Inc. (1)	265	12,104
Chefs’ Warehouse, Inc. (1)	7	436
Coca-Cola Consolidated, Inc.	1	216
Darling Ingredients, Inc. (1)	4	128
Dollar Tree, Inc. (1)	82	10,124
elf Beauty, Inc. (1)	300	22,850
Energizer Holdings, Inc.	9	188
FitLife Brands, Inc. (1)	1	14
Forafric Global Plc (1)	1	6
Freshpet, Inc. (1)	337	20,554
Herbalife Ltd. (1)	15	188
Hershey Co.	3	596
Honest Co., Inc. (1)	9	23
Interparfums, Inc.	92	7,784
Ispire Technology, Inc. (1)	4	12
J&J Snack Foods Corp.	3	270
John B Sanfilippo & Son, Inc.	1	62
Lifevantage Corp.	2	13
Lifeway Foods, Inc. (1)	1	23
Mama’s Creations, Inc. (1)	7	94
Maplebear, Inc. (1)	374	16,823
Marzetti Co.	4	636
McCormick & Co., Inc.	485	33,033
MGP Ingredients, Inc.	213	5,164
Monster Beverage Corp. (1)	145	11,117
National Beverage Corp. (1)	5	148
Natural Grocers by Vitamin Cottage, Inc.	3	63
Nature’s Sunshine Products, Inc. (1)	1	18
Oil-Dri Corp. of America	2	75
Performance Food Group Co. (1)	4	318
PriceSmart, Inc.	5	605
Simply Good Foods Co. (1)	11	229
Sprouts Farmers Market, Inc. (1)	228	18,167
SunOpta, Inc. (1)	19	72
Sysco Corp.	48	3,511
Tootsie Roll Industries, Inc.	4	129
Turning Point Brands, Inc.	31	3,389
US Foods Holding Corp. (1)	566	42,641
Vita Coco Co., Inc. (1)	48	2,526
Vital Farms, Inc. (1)	7	212
WD-40 Co.	45	8,784
Westrock Coffee Co. (1)	7	29
Zevia PBC – Class A (1)	10	23

Total Consumer Staples		243,426

Energy – 2.65%
Antero Resources Corp. (1)	552	19,018
Archrock, Inc.	268	6,985
Atlas Energy Solutions, Inc. – Class A	11	100

	Shares (000s)	Value (000s)
Baker Hughes Co. – Class A	1,129	$51,403
Cactus, Inc. – Class A	13	602
Calumet, Inc. (1)	2	33
Cameco Corp.	287	26,261
Centrus Energy Corp. – Class A (1)	3	609
Cheniere Energy, Inc.	18	3,467
Chord Energy Corp.	66	6,141
Comstock Resources, Inc. (1)	113	2,609
Core Natural Resources, Inc.	3	300
CVR Energy, Inc.	6	151
Delek U.S. Holdings, Inc.	71	2,114
DMC Global, Inc. (1)	1	7
Empire Petroleum Corp. (1)	3	9
Energy Fuels, Inc. (1)	12	170
Energy Services of America Corp.	2	19
Evolution Petroleum Corp.	7	24
Expand Energy Corp.	125	13,748
FLEX LNG Ltd.	1	23
Flowco Holdings, Inc. – Class A	2	39
Gulfport Energy Corp. (1)	59	12,240
Helix Energy Solutions Group, Inc. (1)	7	42
HF Sinclair Corp.	3	135
Infinity Natural Resources, Inc. – Class A (1)(2)	0	6
Kinetik Holdings, Inc. – Class A	45	1,620
Kodiak Gas Services, Inc.	16	607
Kolibri Global Energy, Inc. (1)	1	6
Lightbridge Corp. (1)	5	64
Magnolia Oil & Gas Corp. – Class A	345	7,544
National Energy Services Reunited Corp. (1)	1	21
Natural Gas Services Group, Inc.	1	17
NexGen Energy Ltd. (1)	2,834	26,071
NextDecade Corp. (1)	26	137
Oceaneering International, Inc. (1)	62	1,499
OPAL Fuels, Inc. – Class A (1)	3	7
Par Pacific Holdings, Inc. (1)	3	95
Phillips 66	5	696
REX American Resources Corp. (1)	1	47
Riley Exploration Permian, Inc.	1	14
Sable Offshore Corp. (1)	15	133
Seadrill Ltd. (1)	4	154
Select Water Solutions, Inc. – Class A	1	8
Solaris Energy Infrastructure, Inc. – Class A	8	373
Targa Resources Corp.	39	7,265
TechnipFMC Plc	525	23,379
Texas Pacific Land Corp.	11	3,068
Tidewater, Inc. (1)	93	4,705
Uranium Energy Corp. (1)	92	1,071
VAALCO Energy, Inc.	2	8
Verde Clean Fuels, Inc. (1)	1	2
Viper Energy, Inc. – Class A	150	5,778
Weatherford International Plc	250	19,585
World Kinect Corp.	1	31

Total Energy		250,260

Financials – 9.77%
Abacus Global Management, Inc.	2	19
Acadian Asset Management, Inc.	211	9,939
Affirm Holdings, Inc. – Class A (1)	170	12,643
Ally Financial, Inc.	6	287

The accompanying notes are an integral part of these financial statements.

448

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Amerant Bancorp, Inc. – Class A	3	$56
American Coastal Insurance Corp.	3	34
American Integrity Insurance Group, Inc. (1)	1	11
Ameriprise Financial, Inc.	16	7,669
AMERISAFE, Inc.	2	75
Angel Oak Mortgage REIT, Inc.	1	12
Apollo Commercial Real Estate Finance, Inc.	14	135
Arch Capital Group Ltd. (1)	375	35,970
Ares Management Corp. – Class A	175	28,286
Arrow Financial Corp. (2)	0	10
Arthur J. Gallagher & Co.	41	10,667
Artisan Partners Asset Management, Inc. – Class A	132	5,390
Aspen Insurance Holdings Ltd. – Class A (1)	2	65
Assured Guaranty Ltd.	80	7,199
Ategrity Specialty Holdings LLC (1)	1	13
Atlanticus Holdings Corp. (1)(2)	0	4
Axos Financial, Inc. (1)	18	1,520
B. Riley Financial, Inc. (1)	206	963
Bakkt Holdings, Inc. – Class A (1)(2)	0	4
Baldwin Insurance Group, Inc. – Class A (1)	617	14,823
Banc of California, Inc.	2	30
BancFirst Corp.	4	392
Bancorp, Inc. (1)	8	549
Bank First Corp. (2)	0	35
Bank of Hawaii Corp.	62	4,205
Bank of New York Mellon Corp.	10	1,111
Bank7 Corp. (2)	0	6
Bankwell Financial Group, Inc. (2)	0	8
Banner Corp.	160	10,002
BGC Group, Inc. – Class A	70	625
Block, Inc. – Class A (1)	37	2,390
Blue Owl Capital, Inc. – Class A	119	1,777
Bowhead Specialty Holdings, Inc. (1)	3	95
Bridgewater Bancshares, Inc. (1)	2	34
Brown & Brown, Inc.	322	25,644
Bullish (1)	135	5,124
Burford Capital Ltd.	25	220
California BanCorp	1	10
Cantaloupe, Inc. (1)	11	114
Capital Bancorp, Inc.	1	17
Carter Bankshares, Inc. (1)	1	15
Cass Information Systems, Inc.	2	87
Citizens Financial Services, Inc. (2)	0	5
City Holding Co.	2	208
Coastal Financial Corp. (1)	14	1,589
Cohen & Steers, Inc.	104	6,506
Coinbase Global, Inc. – Class A (1)	4	907
Columbia Financial, Inc. (1)(2)	0	6
Commerce Bancshares, Inc.	205	10,730
Community Financial System, Inc.	2	133
Community West Bancshares	1	15
ConnectOne Bancorp, Inc.	2	61
Corpay, Inc. (1)	13	3,794
Crawford & Co. – Class A	3	35
Credit Acceptance Corp. (1)(2)	0	53
Cullen/Frost Bankers, Inc.	230	29,125
Customers Bancorp, Inc. (1)(2)	0	36
Dave, Inc. (1)	2	440
Diamond Hill Investment Group, Inc. (2)	0	19

	Shares (000s)	Value (000s)
Dime Community Bancshares, Inc.	1	$44
Donnelley Financial Solutions, Inc. (1)	4	165
Eagle Bancorp, Inc.	1	22
Encore Capital Group, Inc. (1)	178	9,668
Enova International, Inc. (1)	5	729
Equitable Holdings, Inc.	48	2,274
Esquire Financial Holdings, Inc.	1	140
Evercore, Inc. – Class A	98	33,358
Everest Group Ltd.	1	376
EVERTEC, Inc.	12	360
F&G Annuities & Life, Inc. (2)	0	14
FactSet Research Systems, Inc.	97	28,007
Federal Agricultural Mortgage Corp. – Class C	50	8,778
Figure Technology Solutions, Inc. – Class A (1)	1	45
Finwise Bancorp (1)	1	17
First Bancorp	17	344
First Business Financial Services, Inc. (2)	0	4
First Community Corp. (2)	0	10
First Financial Bankshares, Inc.	26	771
First Financial Corp. (2)	0	18
First Internet Bancorp	1	17
First Interstate BancSystem, Inc. – Class A	319	11,029
First Merchants Corp.	228	8,555
First Western Financial, Inc. (1)	1	17
FirstCash Holdings, Inc.	112	17,929
Five Star Bancorp	2	72
Flywire Corp. (1)	90	1,270
Freedom Holding Corp. (1)	3	340
GBank Financial Holdings, Inc. (1)(2)	0	4
GCM Grosvenor, Inc. – Class A	9	100
Glacier Bancorp, Inc.	5	215
Goosehead Insurance, Inc. – Class A	4	266
Greene County Bancorp, Inc.	1	20
Hamilton Insurance Group Ltd. – Class B (1)	118	3,278
Hamilton Lane, Inc. – Class A	279	37,430
HCI Group, Inc.	18	3,367
Heritage Insurance Holdings, Inc. (1)	4	107
Hingham Institution for Savings (2)	0	9
Hippo Holdings, Inc. (1)	2	56
Hope Bancorp, Inc.	2	20
Houlihan Lokey, Inc. – Class A	167	29,039
Innventure, Inc. (1)	1	4
International Bancshares Corp.	1	72
International Money Express, Inc. (1)	5	82
Investors Title Co. (2)	0	17
Jefferies Financial Group, Inc.	7	439
Jefferson Capital, Inc.	1	18
Kestrel Group Ltd. (1)(2)	0	4
Kingstone Companies, Inc.	2	36
Kingsway Financial Services, Inc. (1)	4	54
Kinsale Capital Group, Inc.	96	37,501
Lakeland Financial Corp.	128	7,308
Lazard, Inc. – Class A	4	182
Lemonade, Inc. (1)	69	4,937
LendingTree, Inc. (1)	27	1,427
Live Oak Bancshares, Inc.	3	104
LPL Financial Holdings, Inc.	15	5,283
Marex Group Plc	47	1,820

The accompanying notes are an integral part of these financial statements.

449

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Markel Group, Inc. (1)(2)	0	$1,023
Marqeta, Inc. – Class A (1)	32	154
Meridian Corp.	1	9
Metrocity Bankshares, Inc.	2	61
Metropolitan Bank Holding Corp. (2)	0	32
Miami International Holdings, Inc. (1)	2	105
Moelis & Co. – Class A	50	3,404
Morningstar, Inc.	3	623
MSCI, Inc. – Class A	77	43,982
NBT Bancorp, Inc.	204	8,477
NCR Atleos Corp. (1)	90	3,440
NerdWallet, Inc. – Class A (1)	8	111
Nicolet Bankshares, Inc.	1	88
Northeast Bank	1	90
Northfield Bancorp, Inc.	1	13
Northrim BanCorp, Inc.	2	61
Old National Bancorp	8	177
OppFi, Inc.	86	900
Orange County Bancorp, Inc.	1	16
Origin Bancorp, Inc. (2)	0	11
Oscar Health, Inc. – Class A (1)	38	546
P10, Inc. – Class A	11	111
Pagseguro Digital Ltd. – Class A	21	205
Palomar Holdings, Inc. – Class A (1)	162	21,814
Pathward Financial, Inc.	31	2,225
Patria Investments Ltd. – Class A	13	208
Patriot National Bancorp, Inc. (1)	12	21
Paymentus Holdings, Inc. – Class A (1)	384	12,137
Payoneer Global, Inc. (1)	54	302
Paysign, Inc. (1)	7	35
PCB Bancorp (2)	0	7
Peapack Gladstone Financial Corp.	1	35
Peoples Financial Services Corp. (2)	0	12
Perella Weinberg Partners – Class A	45	777
Pinnacle Financial Partners, Inc.	1	98
Piper Sandler Companies	47	16,026
PJT Partners, Inc. – Class A	83	13,917
Popular, Inc.	1	162
Priority Technology Holdings, Inc. (1)	5	28
Provident Financial Services, Inc.	3	63
Regional Management Corp. (2)	0	11
Remitly Global, Inc. (1)	32	447
RLI Corp.	1	42
Robinhood Markets, Inc. – Class A (1)	423	47,850
Root, Inc. – Class A (1)	16	1,166
Ryan Specialty Holdings, Inc. – Class A	987	50,939
Selective Insurance Group, Inc.	85	7,075
Selectquote, Inc. (1)	20	28
ServisFirst Bancshares, Inc.	285	20,455
Sezzle, Inc. (1)	3	179
Shift4 Payments, Inc. – Class A (1)	12	775
Shore Bancshares, Inc.	1	17
SiriusPoint Ltd. (1)	341	7,454
Skyward Specialty Insurance Group, Inc. (1)	171	8,759
Slide Insurance Holdings, Inc. (1)	2	37
SLM Corp.	5	140
SmartFinancial, Inc.	1	20
SoFi Technologies, Inc. (1)	31	806
Southern Missouri Bancorp, Inc. (2)	0	10
StepStone Group, Inc. – Class A	14	869

	Shares (000s)	Value (000s)
Stewart Information Services Corp.	89	$6,223
Stock Yards Bancorp, Inc.	5	309
StoneCo Ltd. – Class A (1)	146	2,154
StoneX Group, Inc. (1)	213	20,241
Texas Capital Bancshares, Inc. (1)	44	3,999
Tiptree, Inc.	1	27
Toast, Inc. – Class A (1)	1,127	40,031
TPG, Inc. – Class A	23	1,474
Tradeweb Markets, Inc. – Class A	422	45,396
Triumph Financial, Inc. (1)	2	126
Trupanion, Inc. (1)	7	267
Two Harbors Investment Corp.	11	115
UMB Financial Corp.	16	1,843
Union Bankshares, Inc.	1	14
Unity Bancorp, Inc.	1	35
Universal Insurance Holdings, Inc.	30	1,029
Upstart Holdings, Inc. (1)	16	716
USCB Financial Holdings, Inc.	1	16
UWM Holdings Corp.	2	10
Valley National Bancorp	23	273
Value Line, Inc. (2)	0	5
Victory Capital Holdings, Inc. – Class A	79	4,958
Webull Corp. (1)	7	53
WesBanco, Inc.	1	34
West BanCorp, Inc. (2)	0	7
Western Alliance Bancorp	4	373
WEX, Inc. (1)	1	76
WisdomTree, Inc.	24	290
WSFS Financial Corp.	239	13,209
XP, Inc. – Class A	7	107

Total Financials		921,513

Healthcare – 22.21%
10X Genomics, Inc. – Class A (1)	6	93
4D Molecular Therapeutics, Inc. (1)	352	2,638
Aardvark Therapeutics, Inc. (1)	1	17
Abeona Therapeutics, Inc. (1)	8	45
Absci Corp. (1)	21	72
ACADIA Pharmaceuticals, Inc. (1)	24	639
Accuray, Inc. (1)	17	14
Actuate Therapeutics, Inc. (1)	2	11
Adaptive Biotechnologies Corp. (1)	29	466
ADC Therapeutics SA (1)	16	57
Addus HomeCare Corp. (1)	66	7,124
ADMA Biologics, Inc. (1)	146	2,656
Aduro Bioteech, Inc. (1)(4)	5	10
Agilent Technologies, Inc.	227	30,888
agilon health, Inc. (1)	61	42
AirSculpt Technologies, Inc. (1)	2	4
Akebia Therapeutics, Inc. (1)	619	997
Akero Therapeutics, Inc. (1)(4)	14	9
Aldeyra Therapeutics, Inc. (1)	9	46
Alector, Inc. (1)	2	2
Alignment Healthcare, Inc. (1)	238	4,705
Alimera Sciences, Inc. (1)(2)(4)	4	–
Alkermes Plc (1)	46	1,288
Alnylam Pharmaceuticals, Inc. (1)	72	28,640
Alpha Teknova, Inc. (1)	2	8
Alphatec Holdings, Inc. (1)	120	2,523
Altimmune, Inc. (1)	17	62

The accompanying notes are an integral part of these financial statements.

450

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Amicus Therapeutics, Inc. (1)	57	$811
AMN Healthcare Services, Inc. (1)	193	3,035
Amneal Pharmaceuticals, Inc. (1)	25	317
Amphastar Pharmaceuticals, Inc. (1)(2)	0	12
Amylyx Pharmaceuticals, Inc. (1)	242	2,925
AnaptysBio, Inc. (1)	4	173
Anavex Life Sciences Corp. (1)	17	59
AngioDynamics, Inc. (1)	2	23
ANI Pharmaceuticals, Inc. (1)	25	2,011
Anteris Technologies Global Corp. (1)	7	36
Apellis Pharmaceuticals, Inc. (1)	20	499
Apogee Therapeutics, Inc. (1)	337	25,465
Aquestive Therapeutics, Inc. (1)	419	2,707
Arbutus Biopharma Corp. (1)	29	138
Arcellx, Inc. (1)	7	429
Arcturus Therapeutics Holdings, Inc. (1)	2	11
Arcus Biosciences, Inc. (1)	11	264
Arcutis Biotherapeutics, Inc. (1)	294	8,551
Ardelyx, Inc. (1)	46	267
Ardent Health, Inc. (1)(2)	0	2
Argenx SE – ADR (1)	136	113,975
ArriVent Biopharma, Inc. (1)	6	113
Arrowhead Pharmaceuticals, Inc. (1)	435	28,862
ARS Pharmaceuticals, Inc. (1)	11	133
Artivion, Inc. (1)	7	299
Arvinas, Inc. (1)	298	3,531
Ascendis Pharma – ADR (1)	552	117,604
Astrana Health, Inc. (1)	8	196
Atlantic International Corp. (1)	1	2
AtriCure, Inc. (1)	187	7,380
aTyr Pharma, Inc. (1)	16	12
Aura Biosciences, Inc. (1)	2	12
Aurinia Pharmaceuticals, Inc. (1)	23	366
Avadel Pharmaceuticals Plc (1)	114	2,462
Aveanna Healthcare Holdings, Inc. (1)	441	3,604
Avidity Biosciences, Inc. (1)	20	1,473
Avita Medical, Inc. (1)	3	9
Axogen, Inc. (1)	9	280
Axsome Therapeutics, Inc. (1)	33	6,114
Azenta, Inc. (1)	166	5,530
Beam Therapeutics, Inc. (1)	18	509
Benitec Biopharma, Inc. (1)	3	39
Beta Bionics, Inc. (1)	7	200
Bicara Therapeutics, Inc. (1)(2)	0	8
BioCryst Pharmaceuticals, Inc. (1)	134	1,043
Biohaven Ltd. (1)	18	203
BioLife Solutions, Inc. (1)	333	8,041
Biote Corp. – Class A (1)	1	3
Bio-Techne Corp.	677	39,807
Bioventus, Inc. – Class A (1)	9	65
Bridgebio Pharma, Inc. (1)	409	31,302
Bright Minds Biosciences, Inc. (1)	1	75
BrightSpring Health Services, Inc. (1)	272	10,191
Brookdale Senior Living, Inc. (1)	40	428
Butterfly Network, Inc. – Class A (1)	37	141
Candel Therapeutics, Inc. (1)	7	42
Capricor Therapeutics, Inc. (1)	7	214
CapsoVision, Inc. (1)	1	8
Cardiff Oncology, Inc. (1)	6	17
Cardinal Health, Inc.	22	4,568

	Shares (000s)	Value (000s)
CareDx, Inc. (1)	10	$189
Caris Life Sciences, Inc. (1)	2	51
Carlsmed, Inc. (1)	1	8
Cartesian Therapeutics, Inc. (1)(2)	0	3
Catalyst Pharmaceuticals, Inc. (1)	251	5,854
Celcuity, Inc. (1)	6	585
Cencora, Inc. – Class A	113	38,213
Ceribell, Inc. (1)	5	112
Cerus Corp. (1)	37	77
CG oncology, Inc. (1)	11	446
Chemed Corp. (2)	0	100
Chinook Therapeutics, Inc. (1)(4)	3	1
Claritev Corp. – Class A (1)	1	62
ClearPoint Neuro, Inc. (1)	5	71
Clover Health Investments Corp. – Class A (1)	78	184
Codexis, Inc. (1)	358	584
Cogent Biosciences, Inc. (1)	124	4,421
Coherus Oncology, Inc. (1)	6	8
Collegium Pharmaceutical, Inc. (1)	6	279
Community Health Systems, Inc. (1)	16	49
Compass Therapeutics, Inc. (1)	13	71
Concentra Group Holdings Parent, Inc.	21	414
Cooper Companies, Inc. (1)	498	40,816
Corcept Therapeutics, Inc. (1)	17	602
CorMedix, Inc. (1)	14	165
CorVel Corp. (1)	6	377
Corvus Pharmaceuticals, Inc. (1)	11	85
Crinetics Pharmaceuticals, Inc. (1)	887	41,288
CryoPort, Inc. (1)	126	1,209
CVRx, Inc. (1)	3	21
Cytokinetics, Inc. (1)	2	158
DaVita, Inc. (1)	7	740
Day One Biopharmaceuticals, Inc. (1)	1	5
Delcath Systems, Inc. (1)	6	59
Denali Therapeutics, Inc. (1)	1	24
DexCom, Inc. (1)	250	16,582
DiaMedica Therapeutics, Inc. (1)	6	52
Dianthus Therapeutics, Inc. (1)(2)	0	19
Disc Medicine, Inc. – Class A (1)	5	380
Doximity, Inc. – Class A (1)	25	1,092
Dynavax Technologies Corp. – Class A (1)	19	297
Dyne Therapeutics, Inc. (1)	8	149
Edgewise Therapeutics, Inc. (1)	38	947
Edwards Lifesciences Corp. (1)	602	51,355
Electromed, Inc. (1)	1	40
Eledon Pharmaceuticals, Inc. (1)	1	2
Embecta Corp.	1	14
Enliven Therapeutics, Inc. (1)	8	118
Ensign Group, Inc.	25	4,407
Esperion Therapeutics, Inc. (1)	15	56
Eton Pharmaceuticals, Inc. (1)	5	86
Evolent Health, Inc. – Class A (1)	8	30
Evolus, Inc. (1)	10	67
Exact Sciences Corp. (1)	462	46,935
Exelixis, Inc. (1)	604	26,453
EyePoint, Inc. (1)	332	6,062
Fennec Pharmaceuticals, Inc. (1)	2	12
Foghorn Therapeutics, Inc. (1)	4	24
Fulcrum Therapeutics, Inc. (1)(2)	0	5

The accompanying notes are an integral part of these financial statements.

451

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
GeneDx Holdings Corp. – Class A (1)	4	$475
Geron Corp. (1)	107	141
Ginkgo Bioworks Holdings, Inc. (1)	1	5
Glaukos Corp. (1)	11	1,214
Globus Medical, Inc. – Class A (1)	408	35,664
Gossamer Bio, Inc. (1)	37	113
Greenwich Lifesciences, Inc. (1)	1	24
GTX, Inc. (1)(2)(4)	0	—
Guardant Health, Inc. (1)	615	62,838
Guardian Pharmacy Services, Inc. – Class A (1)	4	129
Gyre Therapeutics, Inc. (1)	2	13
Haemonetics Corp. (1)	9	742
Halozyme Therapeutics, Inc. (1)	313	21,073
Harmony Biosciences Holdings, Inc. (1)	82	3,080
Harrow, Inc. (1)	6	297
HealthEquity, Inc. (1)	108	9,911
HealthStream, Inc.	2	43
HeartFlow, Inc. (1)	2	54
Heron Therapeutics, Inc. (1)	4	5
Hims & Hers Health, Inc. (1)	39	1,279
Humacyte, Inc. (1)	5	5
ICON Plc (1)	72	13,079
ICU Medical, Inc. (1)	3	497
IDEXX Laboratories, Inc. (1)	29	19,751
Illumina, Inc. (1)	55	7,278
ImmunityBio, Inc. (1)	46	91
Immunome, Inc. (1)	18	395
Immunovant, Inc. (1)	13	343
Incyte Corp. (1)	96	9,506
Indivior Plc (1)	215	7,706
Inhibrx, Inc. (1)(4)	4	3
Inmune Bio, Inc. (1)	3	5
Innovage Holding Corp. (1)	1	7
Innoviva, Inc. (1)	11	211
Insmed, Inc. (1)	606	105,465
Inspire Medical Systems, Inc. (1)	90	8,282
Insulet Corp. (1)	177	50,232
Integer Holdings Corp. (1)	114	8,961
Ionis Pharmaceuticals, Inc. (1)	27	2,159
iRadimed Corp.	2	151
iRhythm Technologies, Inc. (1)	328	58,159
Ironwood Pharmaceuticals, Inc. – Class A (1)	901	3,038
Janux Therapeutics, Inc. (1)	3	35
Joint Corp. (1)	3	26
Journey Medical Corp. (1)	2	18
KalVista Pharmaceuticals, Inc. (1)	7	121
Keros Therapeutics, Inc. (1)	149	3,040
Kestra Medical Technologies Ltd. (1)	3	87
KORU Medical Systems, Inc. (1)	8	46
Krystal Biotech, Inc. (1)	15	3,616
Kymera Therapeutics, Inc. (1)	129	10,028
Lantheus Holdings, Inc. (1)	13	857
LB Pharmaceuticals, Inc. (1)	2	39
LeMaitre Vascular, Inc.	23	1,858
LENSAR, Inc. (1)	2	23
LENZ Therapeutics, Inc. (1)	3	50
Lifecore Biomedical, Inc. (1)	4	33
LifeMD, Inc. (1)	297	1,013
LifeStance Health Group, Inc. (1)	18	123

	Shares (000s)	Value (000s)
Ligand Pharmaceuticals, Inc. (1)	78	$14,709
Liquidia Corp. (1)	146	5,037
LivaNova Plc (1)	119	7,312
Lucid Diagnostics, Inc. (1)	6	6
Madrigal Pharmaceuticals, Inc. (1)	10	5,925
MannKind Corp. (1)	58	330
MapLight Therapeutics, Inc. (1)	2	28
Masimo Corp. (1)	8	1,083
Maze Therapeutics, Inc. (1)(2)	0	13
MediWound Ltd. (1)	2	32
Medline, Inc. – Class A (1)	343	14,410
Medpace Holdings, Inc. (1)	28	15,716
MeiraGTx Holdings Plc (1)	6	49
Merit Medical Systems, Inc. (1)	10	920
Mesa Laboratories, Inc.	1	80
Mettler-Toledo International, Inc. (1)	29	39,734
MiMedx Group, Inc. (1)	23	155
Mind Medicine MindMed, Inc. (1)	6	75
Mineralys Therapeutics, Inc. (1)	9	326
Mirum Pharmaceuticals, Inc. (1)	130	10,299
Molina Healthcare, Inc. (1)	5	894
Monopar Therapeutics, Inc. (1)	1	56
Myomo, Inc. (1)	7	6
Nano-X Imaging Ltd. (1)	3	7
Natera, Inc. (1)	192	43,923
National Research Corp.	2	44
NeoGenomics, Inc. (1)	2	28
Neurocrine Biosciences, Inc. (1)	116	16,435
Neuronetics, Inc. (1)	8	10
NeuroPace, Inc. (1)	5	75
Niagen Bioscience, Inc. (1)	10	66
Novavax, Inc. (1)	23	157
Novocure Ltd. (1)	19	251
Nutex Health, Inc. (1)	1	110
Nuvalent, Inc. – Class A (1)	115	11,524
Nuvation Bio, Inc. (1)	4	36
Nuvectis Pharma, Inc. (1)	3	19
Ocular Therapeutix, Inc. (1)	36	434
Omada Health, Inc. (1)	1	17
Omeros Corp. (1)	11	197
OmniAb, Inc. (1)	2	4
OmniAb, Inc. – Class CR3 (1)(2)(4)(5)	19	—
OmniAb, Inc. – Class CR4 (1)(2)(4)(5)	19	—
Omnicell, Inc. (1)	123	5,576
Oncology Institute, Inc. (1)	12	43
OptimizeRx Corp. (1)	3	38
Option Care Health, Inc. (1)	31	978
Organogenesis Holdings, Inc. – Class A (1)	14	71
ORIC Pharmaceuticals, Inc. (1)	4	31
OrthoPediatrics Corp. (1)	1	14
Outset Medical, Inc. (1)	1	5
Pacira BioSciences, Inc. (1)	1	18
PACS Group, Inc. (1)	8	303
Palvella Therapeutics, Inc. (1)	1	134
Pennant Group, Inc. (1)	6	183
Penumbra, Inc. (1)	198	61,569
Phathom Pharmaceuticals, Inc. (1)	2	34
Phibro Animal Health Corp. – Class A	66	2,474
Phreesia, Inc. (1)	11	185
Praxis Precision Medicines, Inc. (1)	103	30,448

The accompanying notes are an integral part of these financial statements.

452

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Precigen, Inc. (1)	32	$134
Prestige Consumer Healthcare, Inc. (1)	171	10,560
Privia Health Group, Inc. (1)	22	532
PROCEPT BioRobotics Corp. (1)	10	321
Pro-Dex, Inc. (1)(2)	0	16
Progyny, Inc. (1)	14	370
Protagonist Therapeutics, Inc. (1)	11	977
Protalix BioTherapeutics, Inc. (1)	14	25
Prothena Corp. Plc (1)	202	1,925
PTC Therapeutics, Inc. (1)	302	22,911
Pulmonx Corp. (1)	8	18
Pulse Biosciences, Inc. (1)	3	46
Puma Biotechnology, Inc. (1)	118	703
Quanterix Corp. (1)	1	6
QuidelOrtho Corp. (1)	6	161
RadNet, Inc. (1)	11	758
Recursion Pharmaceuticals, Inc. – Class A (1)	73	298
Repligen Corp. (1)	332	54,472
ResMed, Inc.	50	12,088
Rezolute, Inc. (1)	13	32
Rhythm Pharmaceuticals, Inc. (1)	159	16,989
Rigel Pharmaceuticals, Inc. (1)	3	146
Rocket Pharmaceuticals, Inc. (1)	374	1,311
RxSight, Inc. (1)	140	1,455
Sana Biotechnology, Inc. (1)	4	15
Sanara Medtech, Inc. (1)	1	15
SANUWAVE Health, Inc. (1)	1	43
Sarepta Therapeutics, Inc. (1)	14	305
Savara, Inc. (1)	27	163
Scholar Rock Holding Corp. (1)	15	640
Schrodinger, Inc. (1)	342	6,115
SELLAS Life Sciences Group, Inc. (1)	23	88
Semler Scientific, Inc. (1)(2)	0	5
Shoulder Innovations, Inc. (1)(2)	0	7
SI-BONE, Inc. (1)	7	146
SIGA Technologies, Inc.	7	40
Sight Sciences, Inc. (1)	8	66
Simulations Plus, Inc. (1)	3	60
Sionna Therapeutics, Inc. (1)	3	126
Soleno Therapeutics, Inc. (1)	9	415
Sonida Senior Living, Inc. (1)	1	23
Sotera Health Co. (1)	4	68
Spyre Therapeutics, Inc. (1)	9	290
STAAR Surgical Co. (1)	8	190
Stereotaxis, Inc. (1)	10	23
STERIS Plc	88	22,310
Stevanato Group SpA	253	5,097
Stoke Therapeutics, Inc. (1)	9	274
Structure Therapeutics, Inc. – ADR (1)	148	10,273
Summit Therapeutics, Inc. (1)	22	380
Supernus Pharmaceuticals, Inc. (1)	222	11,045
Syndax Pharmaceuticals, Inc. (1)	15	321
Tactile Systems Technology, Inc. (1)	131	3,785
Talkspace, Inc. (1)	29	104
Tandem Diabetes Care, Inc. (1)	13	289
Tarsus Pharmaceuticals, Inc. (1)	34	2,816
Taysha Gene Therapies, Inc. (1)	43	234
Tectonic Therapeutic, Inc. (1)(2)	0	8
Teladoc Health, Inc. (1)	6	45

	Shares (000s)	Value (000s)
Tempus AI, Inc. – Class A (1)	18	$1,045
Tevogen Bio Holdings, Inc. (1)	3	1
TG Therapeutics, Inc. (1)	28	831
Theravance Biopharma, Inc. (1)	6	110
TransMedics Group, Inc. (1)	128	15,555
Travere Therapeutics, Inc. – Class Preferre (1)	300	11,455
Treace Medical Concepts, Inc. (1)	9	23
Trevi Therapeutics, Inc. (1)	17	216
TriSalus Life Sciences, Inc. (1)	1	7
TruBridge, Inc. (1)	2	41
TuHURA Biosciences, Inc. (1)	4	3
Tvardi Therapeutics, Inc. (1)(2)	0	1
Twist Bioscience Corp. (1)	694	22,000
UFP Technologies, Inc. (1)	1	321
Ultragenyx Pharmaceutical, Inc. (1)	17	396
UroGen Pharma Ltd. (1)	6	136
US Physical Therapy, Inc.	2	135
Veeva Systems, Inc. – Class A (1)	138	30,756
Vera Therapeutics, Inc. – Class A (1)	11	540
Veracyte, Inc. (1)	845	35,592
Verastem, Inc. (1)	5	41
Vericel Corp. (1)	211	7,599
Viemed Healthcare, Inc. (1)	7	50
Viking Therapeutics, Inc. (1)	2	58
Viridian Therapeutics, Inc. (1)	110	3,433
Waters Corp. (1)	149	56,465
WaVe Life Sciences Ltd. (1)	604	10,266
Waystar Holding Corp. (1)	640	20,962
West Pharmaceutical Services, Inc.	377	103,801
Xenon Pharmaceuticals, Inc. (1)	433	19,424
Xeris Biopharma Holdings, Inc. (1)	372	2,924
XOMA Royalty Corp. (1)	1	35
Zevra Therapeutics, Inc. (1)	11	96
Zymeworks, Inc. (1)	10	255

Total Healthcare		2,094,891

Industrials – 23.19%
AAON, Inc.	531	40,461
AAR Corp. (1)	2	153
ACV Auctions, Inc. – Class A (1)	32	259
Advanced Drainage Systems, Inc.	92	13,263
Aebi Schmidt Holding AG	1	7
Aerovironment, Inc. (1)	149	36,066
AIRO Group Holdings, Inc. (1)	1	7
Alamo Group, Inc.	1	99
Alaska Air Group, Inc. (1)	4	182
Albany International Corp. – Class A	17	878
Allegiant Travel Co. – Class A (1)(2)	0	41
Alliance Laundry Holdings, Inc. (1)	569	11,587
Allient, Inc. (2)	0	8
Allison Transmission Holdings, Inc.	101	9,929
Alta Equipment Group, Inc.	1	5
American Airlines Group, Inc. (1)	9	134
American Superconductor Corp. (1)	8	241
AMETEK, Inc.	175	35,929
Amprius Technologies, Inc. (1)	133	1,050
API Group Corp. (1)	1,204	46,054
Apogee Enterprises, Inc.	21	746
Archer Aviation, Inc. – Class A (1)	121	912

The accompanying notes are an integral part of these financial statements.

453

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Arcosa, Inc.	3	$278
Argan, Inc.	3	808
Armstrong World Industries, Inc.	98	18,646
Array Technologies, Inc. (1)	314	2,897
Astronics Corp. (1)	5	295
ATI, Inc. (1)	147	16,884
Atkore, Inc.	18	1,126
Atmus Filtration Technologies, Inc.	298	15,484
Avis Budget Group, Inc. (1)	1	131
Axon Enterprise, Inc. (1)	123	69,851
AZZ, Inc.	6	610
Barrett Business Services, Inc.	5	175
BlackSky Technology, Inc. – Class A (1)	6	113
Bloom Energy Corp. – Class A (1)	432	37,541
Blue Bird Corp. (1)	83	3,909
Booz Allen Hamilton Holding Corp. – Class A	22	1,877
Bowman Consulting Group Ltd. – Class A (1)	3	86
Brink’s Co.	8	944
Broadridge Financial Solutions, Inc.	20	4,406
Brookfield Business Corp. – Class A	2	56
BWX Technologies, Inc.	334	57,781
Byrna Technologies, Inc. (1)	4	60
CACI International, Inc. – Class A (1)	33	17,328
Cadre Holdings, Inc.	225	9,177
Carlisle Companies, Inc.	96	30,678
Carpenter Technology Corp.	107	33,542
Casella Waste Systems, Inc. – Class A (1)	12	1,185
CBIZ, Inc. (1)	9	478
CECO Environmental Corp. (1)	6	339
Centuri Holdings, Inc. (1)	15	379
CH Robinson Worldwide, Inc.	71	11,408
Chart Industries, Inc. (1)	9	1,792
Cimpress Plc (1)	1	46
Comfort Systems USA, Inc.	82	76,672
CompX International, Inc. (2)	0	6
Construction Partners, Inc. – Class A (1)	14	1,573
Core & Main, Inc. – Class A (1)	20	1,063
CoreCivic, Inc. (1)	3	62
Costamare Bulkers Holdings Ltd. (1)(2)	0	2
Covenant Logistics Group, Inc. – Class A	1	16
CRA International, Inc.	40	8,100
Crane Co.	116	21,375
CSG Systems International, Inc.	5	366
CSW Industrials, Inc.	22	6,530
Curtiss-Wright Corp.	54	29,747
Dayforce, Inc. (1)	3	189
Distribution Solutions Group, Inc. (1)	2	48
Douglas Dynamics, Inc.	4	125
DXP Enterprises, Inc. (1)	2	273
Dycom Industries, Inc. (1)	5	1,821
EMCOR Group, Inc.	12	7,644
Energy Recovery, Inc. (1)	10	134
Enerpac Tool Group Corp. – Class A	10	389
EnerSys	10	1,537
Enovix Corp. (1)	118	865
Enpro, Inc.	1	115
Eos Energy Enterprises, Inc. (1)	2,610	29,910
Equifax, Inc.	4	858
Esab Corp.	396	44,190
ESCO Technologies, Inc.	5	976

	Shares (000s)	Value (000s)
Eve Holding, Inc. (1)	18	$72
Everus Construction Group, Inc. (1)	170	14,563
ExlService Holdings, Inc. (1)	282	11,987
Exponent, Inc.	10	678
Falcon’s Beyond Global, Inc. – Class A (1)	2	29
Fastenal Co.	925	37,106
Federal Signal Corp.	31	3,375
Ferguson Enterprises, Inc.	2	462
Firefly Aerospace, Inc. (1)	3	57
First Advantage Corp. (1)	11	154
Flowserve Corp.	210	14,599
Fluence Energy, Inc. – Class A (1)	10	197
Fluor Corp. (1)	57	2,271
Fortive Corp.	488	26,942
Forward Air Corp. (1)	2	39
Franklin Covey Co. (1)	117	1,965
Franklin Electric Co., Inc.	7	712
Frontier Group Holdings, Inc. (1)	11	52
FTAI Aviation Ltd.	344	67,750
FTAI Infrastructure, Inc.	21	96
Gates Industrial Corp. Plc (1)	648	13,903
GATX Corp.	1	91
Generac Holdings, Inc. (1)	38	5,236
GEO Group, Inc. (1)	111	1,792
Global Industrial Co.	18	539
Gorman-Rupp Co.	4	192
Graco, Inc.	228	18,689
Graham Corp. (1)	2	131
Granite Construction, Inc.	49	5,634
Griffon Corp.	46	3,399
Hayward Holdings, Inc. (1)	704	10,881
Healthcare Services Group, Inc. (1)	6	117
HEICO Corp.	8	2,557
HEICO Corp. – Class A	82	20,651
Herc Holdings, Inc.	6	931
Hertz Global Holdings, Inc. (1)	22	115
Hillman Solutions Corp. (1)	612	5,302
HireQuest, Inc.	1	6
HNI Corp.	5	210
Howmet Aerospace, Inc.	74	15,241
Hubbell, Inc. – Class B	19	8,337
Huron Consulting Group, Inc. (1)	35	5,979
Hyster-Yale, Inc.	9	268
IBEX Holdings Ltd. (1)	2	74
IDEX Corp.	235	41,816
IES Holdings, Inc. (1)	2	676
Ingersoll Rand, Inc.	276	21,899
Innodata, Inc. (1)	6	301
Insperity, Inc.	7	268
Insteel Industries, Inc.	2	63
Interface, Inc. – Class A	31	857
Intuitive Machines, Inc. – Class A (1)	1	22
Janus International Group, Inc. (1)	10	63
JB Hunt Transport Services, Inc.	31	5,946
JBT Marel Corp.	5	729
JELD-WEN Holding, Inc. (1)	642	1,580
Joby Aviation, Inc. (1)	254	3,348
Kadant, Inc.	2	645
Karat Packaging, Inc.	2	39
Karman Holdings, Inc. (1)	650	47,524

The accompanying notes are an integral part of these financial statements.

454

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
KBR, Inc.	2	$66
Kforce, Inc.	36	1,114
Korn Ferry	5	303
Kornit Digital Ltd. (1)	179	2,581
Kratos Defense & Security Solutions, Inc. (1)	280	21,262
KULR Technology Group, Inc. (1)	7	22
L3Harris Technologies, Inc.	123	36,190
Landstar System, Inc.	39	5,562
Legalzoom.com, Inc. (1)	104	1,035
Legence Corp. – Class A (1)	4	168
Lennox International, Inc.	6	2,856
Leonardo DRS, Inc.	58	1,966
Limbach Holdings, Inc. (1)	2	161
Lincoln Electric Holdings, Inc.	184	44,106
Lindsay Corp.	2	244
Liquidity Services, Inc. (1)	4	134
Loar Holdings, Inc. (1)	7	479
LSI Industries, Inc.	4	73
Lyft, Inc. – Class A (1)	11	219
MasTec, Inc. (1)	74	16,170
Matrix Service Co. (1)	1	14
Maximus, Inc.	117	10,129
Mayville Engineering Co., Inc. (1)(2)	0	6
McGrath RentCorp	4	375
Mercury Systems, Inc. (1)	154	11,239
Microvast Holdings, Inc. (1)	25	69
Middleby Corp. (1)	37	5,460
Modine Manufacturing Co. (1)	55	7,359
Moog, Inc. – Class A	20	4,856
MSA Safety, Inc.	190	30,427
Mueller Water Products, Inc. – Class A	458	10,899
MYR Group, Inc. (1)	6	1,347
NANO Nuclear Energy, Inc. (1)	7	173
Nextpower, Inc. – Class A (1)	243	21,172
Nordson Corp.	131	31,496
NuScale Power Corp. (1)	24	345
nVent Electric Plc	107	10,911
Old Dominion Freight Line, Inc.	2	295
Omega Flex, Inc.	1	22
Orion Group Holdings, Inc. (1)	2	15
Park Aerospace Corp.	2	43
Parsons Corp. (1)	326	20,163
Paychex, Inc.	19	2,103
Paycom Software, Inc.	5	826
Paylocity Holding Corp. (1)	7	1,128
Perma-Fix Environmental Services, Inc. (1)	1	6
Pitney Bowes, Inc.	228	2,410
Planet Labs PBC (1)	967	19,061
Powell Industries, Inc.	26	8,236
Power Solutions International, Inc. (1)	1	85
Preformed Line Products Co. (2)	0	7
Primoris Services Corp.	246	30,570
Quad/Graphics, Inc.	4	24
Quanta Services, Inc.	90	37,823
QXO, Inc. (1)	587	11,333
RB Global, Inc.	2	214
RBC Bearings, Inc. (1)	225	100,991
RCM Technologies, Inc. (1)	1	22
Redwire Corp. (1)	14	106
Resolute Holdings Management, Inc. (1)(2)	0	66

	Shares (000s)	Value (000s)
REV Group, Inc.	9	$567
Richtech Robotics, Inc. – Class B (1)	29	94
Rocket Lab Corp. (1)	420	29,322
Rockwell Automation, Inc.	26	10,142
Rollins, Inc.	52	3,111
Rush Enterprises, Inc. – Class A	6	340
Rush Enterprises, Inc. – Class B	1	53
RXO, Inc. (1)	2	25
Saia, Inc. (1)	49	16,104
Satellogic, Inc. – Class A (1)	11	21
Shoals Technologies Group, Inc. – Class A (1)	5	46
Simpson Manufacturing Co., Inc.	54	8,668
SiteOne Landscape Supply, Inc. (1)	66	8,235
Sky Harbour Group Corp. – Class A (1)	4	39
SKYX Platforms Corp. (1)	14	30
Southwest Airlines Co.	9	370
Spire Global, Inc. (1)	5	40
SPX Technologies, Inc. (1)	9	1,855
StandardAero, Inc. (1)	2	60
Standex International Corp.	60	13,098
Sterling Infrastructure, Inc. (1)	61	18,763
Sun Country Airlines Holdings, Inc. (1)	49	707
SunPower, Inc. (1)	3	5
Tecnoglass, Inc.	5	260
Tennant Co.	10	752
Tetra Tech, Inc.	9	310
Thermon Group Holdings, Inc. (1)	1	31
TIC Solutions, Inc. (1)	9	89
Toro Co.	110	8,633
Transcat, Inc. (1)	1	52
TriNet Group, Inc.	77	4,534
Trinity Industries, Inc.	7	189
TTEC Holdings, Inc. (1)	244	879
UFP Industries, Inc.	1	51
U-Haul Holding Co. (1)(2)	0	19
U-Haul Holding Co. – Class B	7	341
UL Solutions, Inc. – Class A	206	16,221
Upwork, Inc. (1)	24	468
V2X, Inc. (1)	25	1,380
Veralto Corp.	328	32,686
Verisk Analytics, Inc. – Class A	70	15,768
Verra Mobility Corp. – Class A (1)	31	687
Vertiv Holdings Co. – Class A	164	26,505
Vicor Corp. (1)	4	484
Virgin Galactic Holdings, Inc. (1)	173	557
Voyager Technologies, Inc. – Class A (1)	2	48
VSE Corp.	4	659
Waste Connections, Inc.	117	20,517
Watts Water Technologies, Inc. – Class A	26	7,134
Werner Enterprises, Inc.	2	54
WESCO International, Inc.	84	20,507
Willdan Group, Inc. (1)	14	1,496
Willis Lease Finance Corp. (2)	0	10
WillScot Holdings Corp. – Class A	9	163
Woodward, Inc.	195	58,900
Worthington Enterprises, Inc.	15	799
WW Grainger, Inc.	44	44,084
Xometry, Inc. – Class A (1)	344	20,452
XPO, Inc. (1)	4	596

The accompanying notes are an integral part of these financial statements.

455

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Xylem, Inc.	473	$64,442
Zurn Elkay Water Solutions Corp.	121	5,647

Total Industrials		2,186,700

Information Technology – 19.15%
908 Devices, Inc. (1)	4	22
A10 Networks, Inc.	72	1,278
ACI Worldwide, Inc. (1)	20	952
Adeia, Inc.	18	313
ADTRAN Holdings, Inc. (1)	14	124
Advanced Energy Industries, Inc.	25	5,287
Aehr Test Systems (1)	4	90
Aeluma, Inc. (1)(2)	0	5
Aeva Technologies, Inc. (1)	7	95
Agilysys, Inc. (1)	125	14,830
Airship AI Holdings, Inc. (1)	3	9
Akamai Technologies, Inc. (1)	288	25,128
Alarm.com Holdings, Inc. (1)	30	1,538
Alkami Technology, Inc. (1)	13	308
Ambarella, Inc. (1)	83	5,910
Ambiq Micro, Inc. (1)	1	15
Amplitude, Inc. – Class A (1)	18	205
Appfolio, Inc. – Class A (1)	4	950
Appian Corp. – Class A (1)	8	268
Applied Digital Corp. (1)	151	3,695
Applied Optoelectronics, Inc. (1)	9	321
Arlo Technologies, Inc. (1)	19	266
Arteris, Inc. (1)	146	2,263
Asana, Inc. – Class A (1)	301	4,121
ASGN, Inc. (1)	17	800
Astera Labs, Inc. (1)	230	38,270
Atomera, Inc. (1)	6	13
AudioEye, Inc. (1)	1	14
Autodesk, Inc. (1)	75	22,201
AvePoint, Inc. (1)	978	13,585
Axcelis Technologies, Inc. (1)	57	4,601
Backblaze, Inc. – Class A (1)	11	50
Badger Meter, Inc.	9	1,570
Belden, Inc.	8	877
Bentley Systems, Inc. – Class B	29	1,108
BigBear.ai Holdings, Inc. (1)	19	105
Bitdeer Technologies Group – Class A (1)	19	212
BK Technologies Corp. (1)	1	41
Blackbaud, Inc. (1)	6	375
BlackLine, Inc. (1)	170	9,383
Blaize Holdings, Inc. (1)	9	17
Blend Labs, Inc. – Class A (1)	38	116
Box, Inc. – Class A (1)	84	2,527
Braze, Inc. – Class A (1)	205	7,027
C3.ai, Inc. – Class A (1)	248	3,339
Calix, Inc. (1)	95	5,014
CCC Intelligent Solutions Holdings, Inc. (1)	2,727	21,681
CDW Corp.	2	248
Celestica, Inc. (1)	35	10,292
Cerence, Inc. (1)	254	2,715
CEVA, Inc. (1)	4	88
Chaince Digital Holdings, Inc. (1)(2)	0	2
Ciena Corp. (1)	51	11,964
Circle Internet Group, Inc. – Class A (1)	1	103
Clear Secure, Inc. – Class A	96	3,381

	Shares (000s)	Value (000s)
Clearfield, Inc. (1)	1	$28
Clearwater Analytics Holdings, Inc. – Class A (1)	615	14,833
Climb Global Solutions, Inc.	1	80
Cloudflare, Inc. – Class A (1)	178	35,129
Cognex Corp.	140	5,052
Coherent Corp. (1)	229	42,294
Commerce.com, Inc. (1)	13	53
CommScope Holding Co., Inc. (1)	243	4,410
Commvault Systems, Inc. (1)	42	5,315
CompoSecure, Inc. – Class A (1)	10	189
Confluent, Inc. – Class A (1)	1,328	40,167
Core Scientific, Inc. (1)	47	678
CPI Card Group, Inc. (1)	1	18
Credo Technology Group Holding Ltd. (1)	250	35,982
Crexendo, Inc. (1)	3	18
CS Disco, Inc. (1)	4	28
CSP, Inc.	1	13
CTS Corp.	1	33
Daily Journal Corp. (1)(2)	0	91
Daktronics, Inc. (1)	1	27
Datadog, Inc. – Class A (1)	198	26,907
Diebold Nixdorf, Inc. (1)	4	305
Digi International, Inc. (1)	70	3,009
Digimarc Corp. (1)	3	21
Digital Turbine, Inc. (1)	14	68
DigitalOcean Holdings, Inc. (1)	13	632
Docusign, Inc. – Class A (1)	28	1,926
Domo, Inc. – Class B (1)	5	46
Dropbox, Inc. – Class A (1)	9	251
D-Wave Quantum, Inc. (1)	143	3,745
Dynatrace, Inc. (1)	233	10,094
eGain Corp. (1)	2	22
Elastic NV (1)	17	1,290
Enphase Energy, Inc. (1)	24	762
Entegris, Inc.	5	385
EverCommerce, Inc. (1)	3	34
Evolv Technologies Holdings, Inc. (1)	29	209
Expensify, Inc. – Class A (1)	6	9
Extreme Networks, Inc. (1)	247	4,112
Fabrinet (1)	82	37,364
Fair Isaac Corp. (1)	19	31,772
Five9, Inc. (1)	122	2,437
FormFactor, Inc. (1)	27	1,533
Frequency Electronics, Inc. (1)	1	71
Freshworks, Inc. – Class A (1)	162	1,979
Gartner, Inc. (1)	14	3,444
Gen Digital, Inc.	11	310
Gitlab, Inc. – Class A (1)	830	31,140
Globant SA (1)	1	52
GoDaddy, Inc. – Class A (1)	25	3,096
Grid Dynamics Holdings, Inc. (1)	11	96
Guidewire Software, Inc. (1)	244	48,987
Hackett Group, Inc.	4	86
Harmonic, Inc. (1)	6	57
HubSpot, Inc. (1)	9	3,783
I3 Verticals, Inc. – Class A (1)(2)	0	10
Impinj, Inc. (1)	153	26,709
indie Semiconductor, Inc. – Class A (1)	15	54
Information Services Group, Inc.	2	14

The accompanying notes are an integral part of these financial statements.

456

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Inseego Corp. (1)(2)	0	$3
Insight Enterprises, Inc. (1)	2	156
Intapp, Inc. (1)	11	503
InterDigital, Inc.	101	32,191
IonQ, Inc. (1)	150	6,718
Itron, Inc. (1)	19	1,720
Jabil, Inc.	13	2,914
Jamf Holding Corp. (1)	15	194
JFrog Ltd. (1)	237	14,815
Kaltura, Inc. (1)	18	29
Knowles Corp. (1)	498	10,672
Kopin Corp. (1)	34	79
Kulicke & Soffa Industries, Inc.	6	260
Kyndryl Holdings, Inc. (1)	3	72
Lattice Semiconductor Corp. (1)	636	46,765
Life360, Inc. (1)	116	7,462
Littelfuse, Inc.	38	9,486
LiveRamp Holdings, Inc. (1)	36	1,049
Lumentum Holdings, Inc. (1)	78	28,607
MACOM Technology Solutions Holdings, Inc. (1)	306	52,485
Manhattan Associates, Inc. (1)	65	11,262
MaxLinear, Inc. – Class A (1)	218	3,792
Microchip Technology, Inc.	97	6,213
MicroVision, Inc. (1)	37	31
Mirion Technologies, Inc. – Class A (1)	480	11,251
Mitek Systems, Inc. (1)	2	17
MKS, Inc.	69	11,060
MongoDB, Inc. – Class A (1)	143	60,097
Monolithic Power Systems, Inc.	36	32,990
M-Tron Industries, Inc. (1)(2)	0	26
Napco Security Technologies, Inc.	86	3,587
Navitas Semiconductor Corp. – Class A (1)	117	834
nCino, Inc. (1)	3	77
Neonode, Inc. (1)	2	3
NetApp, Inc.	15	1,557
NextNav, Inc. (1)	18	303
nLight, Inc. (1)	1	21
Novanta, Inc. (1)	7	825
Nutanix, Inc. – Class A (1)	800	41,366
NVE Corp.	1	55
Okta, Inc. – Class A (1)	511	44,144
OneSpan, Inc.	1	12
Onto Innovation, Inc. (1)	163	25,718
Ooma, Inc. (1)	5	56
OSI Systems, Inc. (1)	7	1,789
Ouster, Inc. (1)	10	227
Pagaya Technologies Ltd. – Class A (1)	180	3,764
PagerDuty, Inc. (1)	191	2,505
Palo Alto Networks, Inc. (1)	116	21,367
PAR Technology Corp. (1)	5	166
PDF Solutions, Inc. (1)	26	728
Pegasystems, Inc.	5	318
Plexus Corp. (1)	5	706
Porch Group, Inc. (1)	13	123
Power Integrations, Inc.	197	6,990
Procore Technologies, Inc. (1)	541	39,375
Progress Software Corp. (1)	8	353
PTC, Inc. (1)	60	10,495
Pure Storage, Inc. – Class A (1)	942	63,125

	Shares (000s)	Value (000s)
Q2 Holdings, Inc. (1)	19	$1,383
Qualys, Inc. (1)	52	6,914
Quantum Computing, Inc. (1)	39	397
Rackspace Technology, Inc. (1)	5	5
Rambus, Inc. (1)	352	32,317
Rapid7, Inc. (1)	12	189
Red Cat Holdings, Inc. (1)	20	155
Red Violet, Inc.	2	128
ReposiTrak, Inc.	2	28
Rezolve AI Plc (1)	34	88
Rigetti Computing, Inc. (1)	201	4,461
Rimini Street, Inc. (1)	1	5
RingCentral, Inc. – Class A (1)	15	429
Rubrik, Inc. – Class A (1)	97	7,386
SailPoint, Inc. (1)	313	6,336
Samsara, Inc. – Class A (1)	58	2,055
Sanmina Corp. (1)	5	675
SEMrush Holdings, Inc. – Class A (1)	10	116
Semtech Corp. (1)	287	21,112
SentinelOne, Inc. – Class A (1)	434	6,507
ServiceTitan, Inc. – Class A (1)	186	19,816
Shopify, Inc. – Class A (1)	299	48,161
Silicon Laboratories, Inc. (1)	98	12,750
SiTime Corp. (1)	81	28,541
SkyWater Technology, Inc. (1)	59	1,073
SoundHound AI, Inc. – Class A (1)	159	1,580
SoundThinking, Inc. (1)	2	14
Sprinklr, Inc. – Class A (1)	711	5,533
Sprout Social, Inc. – Class A (1)	265	2,981
SPS Commerce, Inc. (1)	74	6,553
Super Micro Computer, Inc. (1)	43	1,269
Synaptics, Inc. (1)	1	48
Synchronoss Technologies, Inc. (1)	2	16
Synopsys, Inc. (1)	125	58,620
Teledyne Technologies, Inc. (1)	53	27,149
Tenable Holdings, Inc. (1)	394	9,281
Teradata Corp. (1)	4	127
Teradyne, Inc.	150	29,032
Terawulf, Inc. (1)	742	8,522
TSS, Inc. (1)	4	26
Tucows, Inc. – Class A (1)(2)	0	7
Turtle Beach Corp. (1)	2	29
Twilio, Inc. – Class A (1)	4	639
Tyler Technologies, Inc. (1)	102	46,103
Ubiquiti, Inc.	1	435
Ultra Clean Holdings, Inc. (1)	1	14
Unisys Corp. (1)	233	644
Unity Software, Inc. (1)	257	11,356
Varonis Systems, Inc. – Class B (1)	283	9,280
Veeco Instruments, Inc. (1)	334	9,546
Vertex, Inc. – Class A (1)	13	268
Via Transportation, Inc. – Class A (1)	2	45
Viant Technology, Inc. – Class A (1)	3	35
Viavi Solutions, Inc. (1)	43	759
VTEX – Class A (1)	12	44
Vuzix Corp. (1)	12	47
Weave Communications, Inc. (1)	11	87
Whitefiber, Inc. (1)	1	20
WM Technology, Inc. (1)	19	16
Workday, Inc. – Class A (1)	127	27,277

The accompanying notes are an integral part of these financial statements.

457

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Workiva, Inc. – Class A (1)	26	$2,212
Yext, Inc. (1)	578	4,656
Zeta Global Holdings Corp. – Class A (1)	351	7,146
Zscaler, Inc. (1)	218	48,988

Total Information Technology		1,805,910

Materials – 1.24%
Alpha Metallurgical Resources, Inc. (1)	1	133
American Battery Technology Co. (1)	11	38
Anglogold Ashanti Plc	11	962
Ardagh Metal Packaging SA	7	29
Ashland, Inc.	157	9,238
ASP Isotopes, Inc. (1)	18	94
Balchem Corp.	43	6,572
Cabot Corp.	10	632
Century Aluminum Co. (1)	35	1,373
Chemours Co.	29	342
Coeur Mining, Inc. (1)	1,278	22,790
Commercial Metals Co.	51	3,558
Compass Minerals International, Inc. (1)	178	3,496
Constellium SE – Class A (1)	187	3,527
Contango ORE, Inc. (1)	2	55
Critical Metals Corp. (1)	3	23
Dakota Gold Corp. (1)	17	99
Eagle Materials, Inc. (2)	0	69
Flotek Industries, Inc. (1)	1	14
Hawkins, Inc.	4	533
Hecla Mining Co.	29	556
IAMGOLD Corp. (1)	650	10,725
Idaho Strategic Resources, Inc. (1)	3	110
Ingevity Corp. (1)	7	414
Innospec, Inc. (2)	0	16
Ivanhoe Electric, Inc. (1)	17	279
James Hardie Industries Plc (1)	315	6,528
Kaiser Aluminum Corp.	2	186
Knife River Corp. (1)	121	8,510
Lifezone Metals Ltd. (1)	5	22
Materion Corp.	88	10,949
MP Materials Corp. (1)	151	7,630
Myers Industries, Inc.	1	18
NioCorp Developments Ltd. (1)	20	108
Novagold Resources, Inc. (1)	54	506
O-I Glass, Inc. (1)	7	109
Perpetua Resources Corp. (1)	16	395
PureCycle Technologies, Inc. (1)	135	1,159
Quaker Chemical Corp.	4	522
Ramaco Resources, Inc. – Class A (1)	61	1,101
Sensient Technologies Corp.	58	5,418
Silgan Holdings, Inc.	173	7,001
Smith-Midland Corp. (1)	1	22
Solesence, Inc. (1)	4	6
Steel Dynamics, Inc.	2	418
Sylvamo Corp.	2	88
Titan America SA (1)	5	80
United States Antimony Corp. (1)	23	114
United States Lime & Minerals, Inc.	2	252
US Gold Corp. (1)	2	44
US Goldmining, Inc. (1)(2)	0	3
USA Rare Earth, Inc. (1)	8	99
Vox Royalty Corp.	11	52

Total Materials		117,017

	Shares (000s)	Value (000s)
Real Estate – 1.44%
Agree Realty Corp.	106	$7,619
Alexander’s, Inc. (2)	0	94
American Healthcare REIT, Inc.	285	13,393
Apartment Investment & Management Co. – Class A	15	89
CareTrust REIT, Inc.	411	14,859
CBL & Associates Properties, Inc.	3	100
CBRE Group, Inc. – Class A (1)	239	38,470
Compass, Inc. – Class A (1)	94	996
COPT Defense Properties	296	8,218
CoStar Group, Inc. (1)	184	12,350
DiamondRock Hospitality Co.	23	204
eXp World Holdings, Inc.	17	154
FirstService Corp.	40	6,146
Gladstone Commercial Corp.	2	17
Jones Lang LaSalle, Inc. (1)	2	801
Lamar Advertising Co. – Class A	16	2,029
Maui Land & Pineapple Co., Inc. (1)	1	23
National Health Investors, Inc.	2	156
NETSTREIT Corp.	4	70
Newmark Group, Inc. – Class A	488	8,469
NexPoint Residential Trust, Inc.	1	39
Outfront Media, Inc.	234	5,650
Phillips Edison & Co., Inc.	4	152
PotlatchDeltic Corp.	1	30
Real Brokerage, Inc. (1)	231	844
Ryman Hospitality Properties, Inc.	12	1,124
Saul Centers, Inc.	2	70
Simon Property Group, Inc.	13	2,471
St Joe Co.	7	434
Strawberry Fields REIT, Inc.	2	21
Sun Communities, Inc.	4	541
Sunstone Hotel Investors, Inc.	3	25
Tanger, Inc.	62	2,077
Terreno Realty Corp.	123	7,243
UDR, Inc.	4	135
UMH Properties, Inc.	15	246
Universal Health Realty Income Trust	2	86
Xenia Hotels & Resorts, Inc.	3	38

Total Real Estate		135,483

Utilities – 0.54%
American States Water Co.	5	353
Cadiz, Inc. (1)	11	63
Chesapeake Utilities Corp.	2	191
Consolidated Water Co. Ltd.	1	34
Genie Energy Ltd. – Class B (2)	0	4
Global Water Resources, Inc.	2	18
Hallador Energy Co. (1)	6	109
MGE Energy, Inc.	4	290
Middlesex Water Co.	1	25
Montauk Renewables, Inc. (1)	2	4
NRG Energy, Inc.	35	5,557
Oklo, Inc. – Class A (1)	12	875
Ormat Technologies, Inc.	146	16,102
Otter Tail Corp.	19	1,502
Vistra Corp.	162	26,142
York Water Co. (2)	0	15

Total Utilities		51,284

Total Common Stocks (Cost: $7,118,782)		9,242,263

The accompanying notes are an integral part of these financial statements.

458

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
SHORT-TERM INVESTMENTS – 1.88%
Money Market Funds – 1.86%
JP Morgan U.S. Government Money Market Fund – Class IM, 3.72% (3)	175,710	$175,710

Total Money Market Funds (Cost: $175,710)		175,710

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.02%
Citibank, New York, 3.13% due 01/02/2026	$1,200	1,200
JP Morgan, New York, 3.13% due 01/02/2026	51	51
Royal Bank of Canada, Toronto, 3.13% due 01/02/2026	639	639
Sumitomo Trust Bank, London, 3.13% due 01/02/2026	177	177

Total Time Deposits (Cost: $2,067)		2,067

Total Short-Term Investments (Cost: $177,777)		177,777

TOTAL INVESTMENTS IN SECURITIES – 99.87% (Cost: $7,296,559)		9,420,040

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.13%		11,841

TOTAL NET ASSETS – 100.00%		$9,431,881

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.

(2)	A zero balance may reflect actual amounts rounding to less than one thousand.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

(4)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $23, which represents 0.00% of total net assets.

(5)	Security that is restricted at December 31, 2025. The value of these securities totals $0, which represents 0.00% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
11	E-mini Russell 2000 Future	Mar. 2026	$1,408	$1,374	$(34)
5	S&P 500 E-mini Future	Mar. 2026	1,722	1,723	1
2	S&P MidCap 400 E-mini Future	Mar. 2026	674	665	(9)

					$(42)

The accompanying notes are an integral part of these financial statements.

459

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2025 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.91%
Communication Services – 1.26%
Advantage Solutions, Inc. (1)	49	$43
AMC Entertainment Holdings, Inc. – Class A (1)	229	357
AMC Networks, Inc. – Class A (1)	14	133
Angi, Inc. – Class A (1)	16	208
AST SpaceMobile, Inc. – Class A (1)(2)	0	34
ATN International, Inc.	4	94
Bandwidth, Inc. – Class A (1)	10	156
Boston Omaha Corp. – Class A (1)	9	106
Bumble, Inc. – Class A (1)	29	103
Cable One, Inc.	2	262
Cars.com, Inc. (1)	24	290
Charter Communications, Inc. – Class A (1)	2	479
CuriosityStream, Inc.	3	12
DoubleVerify Holdings, Inc. – Class Rights (1)	2	21
EchoStar Corp. – Class A (1)	60	6,575
Electronic Arts, Inc.	7	1,405
Entravision Communications Corp. – Class A	617	1,807
ESC GCI Liberty, Inc. (1)(2)(5)	3	—
Eventbrite, Inc. – Class A (1)	36	160
EW Scripps Co. – Class A (1)	29	117
Fox Corp. – Class A	235	17,142
Fox Corp. – Class B	4	254
Frontier Communications Parent, Inc. (1)	7	255
Gaia, Inc. – Class A (1)	8	28
GCI Liberty, Inc. – Class A (1)(2)	0	3
GCI Liberty, Inc. – Class C (1)	1	25
Getty Images Holdings, Inc. (1)	52	70
Gray Media, Inc.	40	195
IAC, Inc. (1)	2	72
IDT Corp. – Class B	2	90
iHeartMedia, Inc. – Class A (1)	56	233
Iridium Communications, Inc.	2	42
John Wiley & Sons, Inc. – Class A	221	6,775
Liberty Broadband Corp. – Class A (1)	1	29
Liberty Broadband Corp. – Class C (1)	2	113
Liberty Global Ltd. – Class A (1)	4	43
Liberty Global Ltd. – Class C (1)	4	47
Liberty Latin America Ltd. – Class A (1)	17	122
Liberty Latin America Ltd. – Class C (1)	53	392
Liberty Media Corp.-Liberty Formula One – Class A (1)(2)	0	32
Liberty Media Corp.-Liberty Formula One – Class C (1)	131	12,869
Lionsgate Studios Corp. (1)	93	846
Lumen Technologies, Inc. (1)	50	389
Madison Square Garden Sports Corp. – Class A (1)(2)	0	117
Marcus Corp.	10	161
Match Group, Inc.	138	4,468
Millicom International Cellular SA	3	150
National CineMedia, Inc.	29	112
New York Times Co. – Class A	4	303
News Corp. – Class A	11	279
News Corp. – Class B	3	97
Newsmax, Inc. – Class B (1)	21	161
Nexstar Media Group, Inc. – Class A	92	18,765

	Shares (000s)	Value (000s)
Nextdoor Holdings, Inc. (1)	97	$203
Nexxen International Ltd. (1)	16	105
NIQ Global Intelligence Plc (1)	1	10
Omnicom Group, Inc.	9	708
Optimum Communications, Inc. – Class A (1)	99	164
Pinterest, Inc. – Class A (1)	8	211
Playstudios, Inc. (1)	41	27
Playtika Holding Corp.	435	1,720
PubMatic, Inc. – Class A (1)	17	149
Reservoir Media, Inc. (1)	8	62
Roku, Inc. – Class A (1)	3	329
Rumble, Inc. (1)	37	234
Scholastic Corp.	9	275
Shenandoah Telecommunications Co.	22	252
Shutterstock, Inc.	105	2,003
Sinclair, Inc.	18	273
Sirius XM Holdings, Inc.	151	3,024
Sphere Entertainment Co. (1)	12	1,175
Spok Holdings, Inc.	9	122
Starz Entertainment Corp. (1)	6	70
Take-Two Interactive Software, Inc. (1)	3	841
Teads Holding Co. (1)	19	14
TechTarget, Inc. (1)	11	61
TEGNA, Inc.	284	5,512
Telephone & Data Systems, Inc.	45	1,833
Thryv Holdings, Inc. (1)	768	4,648
TKO Group Holdings, Inc. – Class A	1	221
Townsquare Media, Inc. – Class A	56	288
TripAdvisor, Inc. (1)	27	388
TrueCar, Inc. (1)	33	74
Trump Media & Technology Group Corp. (1)	2	26
Uniti Group, Inc. (1)	183	1,281
USA TODAY Co., Inc. (1)	5	27
Vivid Seats, Inc. – Class A (1)	1	4
Warner Bros Discovery, Inc. (1)	64	1,833
Webtoon Entertainment, Inc. (1)	8	100
Yelp, Inc. – Class A (1)	144	4,364
Ziff Davis, Inc. (1)	18	630
ZoomInfo Technologies, Inc. – Class A (1)	7	73

Total Communication Services		110,375

Consumer Discretionary – 11.44%
1-800-Flowers.com, Inc. – Class A (1)	9	35
Academy Sports & Outdoors, Inc.	30	1,478
Adient Plc (1)	36	696
ADT, Inc.	762	6,147
Adtalem Global Education, Inc. (1)	59	6,118
Advance Auto Parts, Inc.	27	1,045
Amer Sports, Inc. (1)	4	155
American Axle & Manufacturing Holdings, Inc. (1)	52	335
American Eagle Outfitters, Inc.	71	1,876
American Outdoor Brands, Inc. (1)	6	44
American Public Education, Inc. (1)	1	21
America’s Car-Mart, Inc. (1)	3	85
Aptiv Plc (1)	6	453
Aramark	7	264
Arko Corp.	31	142
Asbury Automotive Group, Inc. (1)	9	2,014
AutoNation, Inc. (1)	1	152

The accompanying notes are an integral part of these financial statements.

460

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
AutoZone, Inc. (1)	9	$29,981
BARK, Inc. (1)	16	10
Barnes & Noble Education, Inc. (1)	7	65
Bassett Furniture Industries, Inc.	3	56
Bath & Body Works, Inc.	501	10,066
Beazer Homes USA, Inc. (1)	12	248
Bed Bath & Beyond, Inc. (1)	30	166
Best Buy Co., Inc.	70	4,668
Biglari Holdings, Inc. – Class B (1)(2)	0	108
Birkenstock Holding Plc (1)	64	2,610
BJ’s Restaurants, Inc. (1)	3	126
Black Rock Coffee Bar, Inc. – Class A (1)	2	38
Bloomin’ Brands, Inc.	169	1,046
BorgWarner, Inc.	197	8,859
Boyd Gaming Corp.	224	19,095
Bright Horizons Family Solutions, Inc. (1)	1	134
Brightstar Lottery Plc	449	6,955
Brunswick Corp.	215	15,943
Buckle, Inc.	1	42
Burlington Stores, Inc. (1)	150	43,216
Caesars Entertainment, Inc. (1)	5	128
Caleres, Inc.	15	181
Capri Holdings Ltd. (1)	52	1,259
CarMax, Inc. (1)	92	3,544
Carnival Corp. (1)	333	10,161
Carter’s, Inc.	16	514
Cavco Industries, Inc. (1)	18	10,864
Century Communities, Inc.	12	686
Champion Homes, Inc. (1)	110	9,314
Choice Hotels International, Inc.	1	49
Churchill Downs, Inc.	79	8,948
Citi Trends, Inc. (1)	2	96
Clarus Corp.	13	43
Columbia Sportswear Co.	78	4,305
Cooper-Standard Holdings, Inc. (1)	7	246
Cracker Barrel Old Country Store, Inc.	7	181
Cricut, Inc. – Class A	23	112
Crocs, Inc. (1)	42	3,630
Dana, Inc.	53	1,248
Darden Restaurants, Inc.	38	7,017
Denny’s Corp. (1)	22	138
Designer Brands, Inc. – Class A	16	117
Dick’s Sporting Goods, Inc.	2	339
Dillard’s, Inc. – Class A (2)	0	46
Dine Brands Global, Inc.	5	176
Domino’s Pizza, Inc.	1	243
DoorDash, Inc. – Class A (1)	128	29,068
Dorman Products, Inc. (1)	101	12,464
DR Horton, Inc.	217	31,207
Dream Finders Homes, Inc. – Class A (1)	10	170
eBay, Inc.	456	39,714
El Pollo Loco Holdings, Inc. (1)	13	134
Escalade, Inc.	5	62
Ethan Allen Interiors, Inc.	10	226
Etsy, Inc. (1)	1	63
EVgo, Inc. – Class A (1)	47	138
Expedia Group, Inc.	37	10,454
Faraday Future Intelligent Electric, Inc. (1)	61	62
Five Below, Inc. (1)	1	280
Flexsteel Industries, Inc.	1	55

	Shares (000s)	Value (000s)
Floor & Decor Holdings, Inc. – Class A (1)	190	$11,589
Flutter Entertainment Plc (1)	1	160
Ford Motor Co.	423	5,554
Fox Factory Holding Corp. (1)	14	236
Frontdoor, Inc. (1)	280	16,148
Funko, Inc. – Class A (1)	15	50
GameStop Corp. – Class A (1)	11	223
Gap, Inc.	260	6,663
Garmin Ltd.	4	902
Garrett Motion, Inc.	71	1,234
General Motors Co.	215	17,492
Genesco, Inc. (1)	4	103
Gentex Corp.	370	8,617
Gentherm, Inc. (1)	13	485
Genuine Parts Co.	4	467
GigaCloud Technology, Inc. – Class A (1)	11	426
G-III Apparel Group Ltd.	139	4,038
Global Business Travel Group I (1)	6	45
Gold.com, Inc.	107	3,635
Golden Entertainment, Inc.	8	229
Goodyear Tire & Rubber Co. (1)	882	7,729
Graham Holdings Co. – Class B	1	1,574
Grand Canyon Education, Inc. (1)	34	5,602
Green Brick Partners, Inc. (1)	9	564
Group 1 Automotive, Inc.	27	10,520
H&R Block, Inc.	319	13,891
Hamilton Beach Brands Holding Co. – Class A	3	51
Harley-Davidson, Inc.	160	3,279
Hasbro, Inc.	69	5,662
Haverty Furniture Companies, Inc.	6	139
Helen of Troy Ltd. (1)	11	228
Holley, Inc. (1)	34	139
Hovnanian Enterprises, Inc. – Class A (1)	2	210
Hyatt Hotels Corp. – Class A	1	179
Installed Building Products, Inc.	52	13,414
J Jill, Inc.	4	49
Jack in the Box, Inc.	1	26
JAKKS Pacific, Inc.	4	70
Johnson Outdoors, Inc. – Class A	2	100
KB Home	81	4,558
KinderCare Learning Companies, Inc. (1)	505	2,180
Kohl’s Corp.	49	1,001
Kontoor Brands, Inc.	5	283
Krispy Kreme, Inc.	28	114
Lakeland Industries, Inc.	4	36
Lands’ End, Inc. (1)	4	58
Latham Group, Inc. (1)	3	19
Laureate Education, Inc. – Class A (1)	37	1,253
La-Z-Boy, Inc.	427	15,931
LCI Industries	9	1,144
Lear Corp.	1	166
Legacy Housing Corp. (1)	4	71
Leggett & Platt, Inc.	60	661
Lennar Corp. – Class A	6	585
Lennar Corp. – Class B (2)	0	19
LGI Homes, Inc. (1)	9	387
Liberty Live Holdings, Inc. – Class A (1)	1	48
Liberty Live Holdings, Inc. – Class C(1)	1	98
Lithia Motors, Inc. – Class A	1	191

The accompanying notes are an integral part of these financial statements.

461

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
LKQ Corp.	399	$12,050
Lovesac Co. (1)	3	42
Lucid Group, Inc. – Class A (1)	3	36
Lululemon Athletica, Inc. (1)	35	7,273
M/I Homes, Inc. (1)	129	16,556
Macy’s, Inc.	141	3,116
Malibu Boats, Inc. – Class A (1)	8	232
Marine Products Corp.	2	15
MarineMax, Inc. (1)	216	5,246
Marriott International, Inc. – Class A	30	9,355
Marriott Vacations Worldwide Corp.	12	716
MasterCraft Boat Holdings, Inc. (1)	7	138
Mattel, Inc. (1)	254	5,047
Matthews International Corp. – Class A	13	351
McGraw Hill, Inc. (1)	337	5,563
Meritage Homes Corp.	107	7,044
MGM Resorts International (1)	129	4,704
Mister Car Wash, Inc. (1)	3	17
Mohawk Industries, Inc. (1)	22	2,390
Monro, Inc.	13	269
Motorcar Parts of America, Inc. (1)	6	75
Movado Group, Inc.	7	147
Murphy USA, Inc.	11	4,358
Nathan’s Famous, Inc. (2)	0	16
National Vision Holdings, Inc. (1)	35	895
Navan, Inc. – Class A (1)	3	55
Newell Brands, Inc.	1,087	4,043
Norwegian Cruise Line Holdings Ltd. (1)	1	27
NVR, Inc. (1)	4	29,426
Ollie’s Bargain Outlet Holdings, Inc. (1)	2	182
OneWater Marine, Inc. – Class A (1)	215	2,327
Outdoor Holding Co. (1)	35	59
Oxford Industries, Inc.	148	5,052
Papa John’s International, Inc.	13	511
Patrick Industries, Inc.	189	20,515
Peloton Interactive, Inc. – Class A (1)	115	705
Penn Entertainment, Inc. (1)	4	64
Penske Automotive Group, Inc.	29	4,604
Perdoceo Education Corp.	29	865
Pet Valu Holdings Ltd.	256	5,193
Petco Health & Wellness Co., Inc. – Class A (1)	35	99
Phinia, Inc.	67	4,228
Phoenix Education Partners, Inc. (1)	143	4,328
Polaris, Inc.	24	1,500
Pool Corp.	1	168
Portillo’s, Inc. – Class A (1)	30	134
PulteGroup, Inc.	116	13,595
Pursuit Attractions & Hospitality, Inc. (1)	9	299
PVH Corp.	310	20,761
QuantumScape Corp. – Class A (1)	12	129
Ralph Lauren Corp. – Class A	45	15,793
RCI Hospitality Holdings, Inc.	1	35
RealReal, Inc. (1)	33	528
Red Rock Resorts, Inc. – Class A	401	24,860
Restaurant Brands International, Inc.	3	216
RH (1)(2)	0	61
Rivian Automotive, Inc. – Class A (1)	21	423
Rocky Brands, Inc.	3	100
Ross Stores, Inc.	92	16,571

	Shares (000s)	Value (000s)
Royal Caribbean Cruises Ltd.	29	$7,990
Sabre Corp. (1)	124	168
Sally Beauty Holdings, Inc. (1)	44	632
Savers Value Village, Inc. (1)	2	15
Serve Robotics, Inc. (1)	3	28
Service Corp. International	4	296
SharkNinja, Inc. (1)	220	24,572
Shoe Carnival, Inc.	8	141
Signet Jewelers Ltd.	18	1,475
Six Flags Entertainment Corp. (1)	9	135
Sleep Number Corp. (1)	9	73
Smith & Wesson Brands, Inc.	20	196
Smith Douglas Homes Corp. – Class A (1)	143	2,402
Solid Power, Inc. (1)	63	268
Somnigroup International, Inc.	248	22,152
Sonic Automotive, Inc. – Class A	4	276
Sonos, Inc. (1)	4	76
Standard Motor Products, Inc.	10	354
Steven Madden Ltd.	29	1,226
Stitch Fix, Inc. – Class A (1)	46	240
Strategic Education, Inc.	10	827
Strattec Security Corp. (1)	2	142
Sturm Ruger & Co., Inc.	4	132
Superior Group of Companies, Inc.	5	50
Tapestry, Inc. (2)	0	63
Target Hospitality Corp. (1)	16	124
Taylor Morrison Home Corp. – Class A (1)	145	8,509
Thor Industries, Inc.	1	147
Toll Brothers, Inc.	276	37,272
TopBuild Corp. (1)	42	17,617
Topgolf Callaway Brands Corp. (1)	59	693
Torrid Holdings, Inc. (1)	23	22
Traeger, Inc. (1)	16	17
Travel + Leisure Co.	111	7,822
TRI Pointe Homes, Inc. (1)	38	1,192
Ulta Beauty, Inc. (1)	1	560
Under Armour, Inc. – Class A (1)	5	24
Under Armour, Inc. – Class C(1)	6	27
United Parks & Resorts, Inc. (1)	1	26
Upbound Group, Inc.	16	275
Urban Outfitters, Inc. (1)	18	1,335
Vail Resorts, Inc. (2)	0	23
Valvoline, Inc. (1)	357	10,379
VF Corp.	9	170
Victoria’s Secret & Co. (1)	22	1,188
Visteon Corp.	239	22,686
Wayfair, Inc. – Class A (1)	2	221
Wendy’s Co.	2	20
Weyco Group, Inc.	3	78
Whirlpool Corp.	34	2,440
Williams-Sonoma, Inc.	83	14,823
Winmark Corp.	1	528
Winnebago Industries, Inc.	12	491
Wolverine World Wide, Inc.	208	3,771
Wyndham Hotels & Resorts, Inc.	114	8,621
Wynn Resorts Ltd.	2	251
YETI Holdings, Inc. (1)	2	94
Yum! Brands, Inc.	74	11,130
Zumiez, Inc. (1)	6	152

Total Consumer Discretionary		1,002,463

The accompanying notes are an integral part of these financial statements.

462

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Consumer Staples – 4.01%
Albertsons Companies, Inc. – Class A	470	$8,065
Alico, Inc.	2	88
Andersons, Inc.	15	781
Archer-Daniels-Midland Co.	123	7,068
B&G Foods, Inc.	33	144
Beauty Health Co. (1)	9	13
BellRing Brands, Inc. (1)	3	91
Beyond Meat, Inc. (1)	154	126
BJ’s Wholesale Club Holdings, Inc. (1)	230	20,736
Boston Beer Co., Inc. – Class A (1)(2)	0	39
Brown-Forman Corp. – Class A	1	39
Brown-Forman Corp. – Class B	4	100
Bunge Global SA	34	3,009
Calavo Growers, Inc.	1	16
Campbell’s Co.	102	2,851
Casey’s General Stores, Inc.	1	472
Central Garden & Pet Co. – Class A (1)	5	159
Central Garden & Pet Co. – Class A (1)	312	9,120
Chefs’ Warehouse, Inc. (1)	123	7,682
Church & Dwight Co., Inc.	7	551
Clorox Co.	3	339
Coca-Cola Consolidated, Inc.	131	20,091
Coca-Cola Europacific Partners Plc	115	10,473
Conagra Brands, Inc.	261	4,518
Constellation Brands, Inc. – Class A	4	538
Coty, Inc. – Class A (1)	10	32
Darling Ingredients, Inc. (1)	4	140
Dole Plc	37	554
Dollar General Corp.	6	802
Dollar Tree, Inc. (1)	5	648
Edgewell Personal Care Co.	399	6,806
elf Beauty, Inc. (1)	1	111
Energizer Holdings, Inc.	200	3,972
Estee Lauder Companies, Inc. – Class A	7	702
Flowers Foods, Inc.	5	57
Fresh Del Monte Produce, Inc.	15	530
Freshpet, Inc. (1)	1	56
General Mills, Inc.	381	17,736
Grocery Outlet Holding Corp. (1)	42	422
Hain Celestial Group, Inc. (1)	41	44
Herbalife Ltd. (1)	11	148
Hershey Co.	4	637
HF Foods Group, Inc. (1)	20	43
Honest Co., Inc. (1)	21	55
Hormel Foods Corp.	8	190
Ingles Markets, Inc. – Class A	7	453
Ingredion, Inc.	68	7,544
J.M. Smucker Co.	60	5,874
John B Sanfilippo & Son, Inc.	1	98
Kenvue, Inc.	52	899
Kraft Heinz Co.	235	5,708
Kroger Co.	279	17,426
Lamb Weston Holdings, Inc.	135	5,645
Limoneira Co.	8	95
Maplebear, Inc. (1)	5	208
Marzetti Co.	43	7,132
McCormick & Co., Inc.	7	467
Medifast, Inc. (1)	5	50
MGP Ingredients, Inc.	6	150

	Shares (000s)	Value (000s)
Mission Produce, Inc. (1)	19	$224
Molson Coors Beverage Co. – Class B	247	11,550
Nature’s Sunshine Products, Inc. (1)	6	119
Nomad Foods Ltd.	620	7,762
Nu Skin Enterprises, Inc. – Class A	21	206
Oil-Dri Corp. of America	1	49
Olaplex Holdings, Inc. (1)	63	84
Performance Food Group Co. (1)	310	27,831
Pilgrim’s Pride Corp.	1	48
Post Holdings, Inc. (1)	315	31,184
Primo Brands Corp. – Class A	304	4,975
Reynolds Consumer Products, Inc.	1	34
Seaboard Corp. (2)	0	27
Seneca Foods Corp. – Class A (1)	2	230
Simply Good Foods Co. (1)	431	8,652
Smithfield Foods, Inc.	1	26
Spectrum Brands Holdings, Inc.	185	10,929
Sysco Corp.	385	28,373
TreeHouse Foods, Inc. (1)	22	526
Turning Point Brands, Inc.	30	3,228
Tyson Foods, Inc. – Class A	8	448
United Natural Foods, Inc. (1)	27	899
Universal Corp.	11	563
US Foods Holding Corp. (1)	345	26,000
USANA Health Sciences, Inc. (1)	5	98
Utz Brands, Inc.	443	4,599
Village Super Market, Inc. – Class A	4	145
Waldencast Plc – Class A (1)	19	36
Weis Markets, Inc.	6	381

Total Consumer Staples		351,769

Energy – 5.46%
Antero Midstream Corp.	9	158
Antero Resources Corp. (1)	276	9,499
APA Corp.	312	7,620
Ardmore Shipping Corp.	15	160
Atlas Energy Solutions, Inc. – Class A	10	98
Baker Hughes Co. – Class A	27	1,237
BKV Corp. (1)	10	271
Borr Drilling Ltd. (1)	118	477
Bristow Group, Inc. (1)	13	462
California Resources Corp.	33	1,468
Calumet, Inc. (1)	27	539
Centrus Energy Corp. – Class A (1)	2	411
Cheniere Energy, Inc.	3	624
Chord Energy Corp.	115	10,619
Civitas Resources, Inc.	63	1,706
Clean Energy Fuels Corp. (1)	77	161
CNX Resources Corp. (1)	58	2,142
Comstock Resources, Inc. (1)	10	238
Core Laboratories, Inc.	21	337
Core Natural Resources, Inc.	88	7,829
Coterra Energy, Inc.	441	11,616
Crescent Energy Co. – Class A	1,319	11,070
Devon Energy Corp.	223	8,176
DHT Holdings, Inc.	60	732
Diamondback Energy, Inc.	160	24,105
Diversified Energy Co.	28	401
DMC Global, Inc. (1)	6	42
Dorian LPG Ltd.	16	399

The accompanying notes are an integral part of these financial statements.

463

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
DT Midstream, Inc.	3	$328
Encore Energy Corp. (1)	81	200
Energy Fuels, Inc. (1)	75	1,086
Epsilon Energy Ltd.	7	32
EQT Corp.	298	15,970
Excelerate Energy, Inc. – Class A	11	301
Expand Energy Corp.	6	684
Expro Group Holdings NV (1)	735	9,817
FLEX LNG Ltd.	12	289
Flowco Holdings, Inc. – Class A	245	4,591
Forum Energy Technologies, Inc. (1)	4	165
FutureFuel Corp.	12	39
Gevo, Inc. (1)	101	202
Golar LNG Ltd.	43	1,618
Granite Ridge Resources, Inc.	24	113
Green Plains, Inc. (1)	30	290
Halliburton Co.	361	10,207
Helix Energy Solutions Group, Inc. (1)	47	292
Helmerich & Payne, Inc.	43	1,234
HF Sinclair Corp.	165	7,589
HighPeak Energy, Inc.	9	44
Infinity Natural Resources, Inc. – Class A (1)	180	2,646
Innovex International, Inc. (1)	17	379
International Seaways, Inc.	18	867
Kinder Morgan, Inc.	53	1,464
Kinetik Holdings, Inc. – Class A	5	190
Kolibri Global Energy, Inc. (1)	10	40
Kosmos Energy Ltd. (1)	220	200
Liberty Energy, Inc. – Class A	163	3,006
Mach Natural Resources LP	275	3,034
Magnolia Oil & Gas Corp. – Class A	1,067	23,355
Mammoth Energy Services, Inc. (1)	12	23
Marathon Petroleum Corp.	186	30,239
Matador Resources Co.	672	28,519
Murphy Oil Corp.	145	4,545
Nabors Industries Ltd. (1)	6	342
NACCO Industries, Inc. – Class A	2	89
National Energy Services Reunited Corp. (1)	25	393
Natural Gas Services Group, Inc.	4	121
Navigator Holdings Ltd.	14	243
New Fortress Energy, Inc. – Class A (1)	76	87
NextNRG, Inc. (1)	6	8
Noble Corp. Plc	56	1,584
Nordic American Tankers Ltd.	90	311
Northern Oil & Gas, Inc.	466	10,011
NOV, Inc.	360	5,621
Occidental Petroleum Corp.	19	794
Oceaneering International, Inc. (1)	5	131
Oil States International, Inc. (1)	26	179
ONEOK, Inc.	17	1,260
Ovintiv, Inc.	100	3,901
Par Pacific Holdings, Inc. (1)	16	563
Patterson-UTI Energy, Inc.	154	944
PBF Energy, Inc. – Class A	38	1,025
Peabody Energy Corp.	278	8,261
Permian Resources Corp. – Class A	2,227	31,246
Phillips 66	104	13,428
Plains GP Holdings LP – Class A (1)	634	12,125
Prairie Operating Co. (1)	9	16
PrimeEnergy Resources Corp. (1)(2)	0	18

	Shares (000s)	Value (000s)
ProFrac Holding Corp. – Class A (1)	12	$48
ProPetro Holding Corp. (1)	37	350
Range Resources Corp.	493	17,369
Ranger Energy Services, Inc. – Class A	9	125
REX American Resources Corp. (1)	10	311
Riley Exploration Permian, Inc.	5	144
RPC, Inc.	39	213
SandRidge Energy, Inc.	16	224
Scorpio Tankers, Inc.	90	4,582
SEACOR Marine Holdings, Inc. (1)	8	50
Seadrill Ltd. (1)	18	607
Select Water Solutions, Inc. – Class A	40	416
SFL Corp. Ltd. – Class B	53	414
SM Energy Co.	51	948
Summit Midstream Corp. (1)	5	120
Talos Energy, Inc. (1)	59	645
TechnipFMC Plc	1,585	70,641
Teekay Corp. Ltd.	24	212
Teekay Tankers Ltd. – Class A	11	565
TETRA Technologies, Inc. (1)	57	531
Tidewater, Inc. (1)	139	7,019
Transocean Ltd. (1)	413	1,706
TXO Partners LP	143	1,522
VAALCO Energy, Inc.	39	141
Valaris Ltd. (1)	28	1,409
Valero Energy Corp.	34	5,507
Viper Energy, Inc. – Class A	167	6,439
Vitesse Energy, Inc.	13	243
W&T Offshore, Inc.	47	76
Weatherford International Plc	2	153
World Kinect Corp.	287	6,717
XCF Global, Inc. – Class A (1)	14	4

Total Energy		478,347

Financials – 20.01%
1st Source Corp.	8	529
Abacus Global Management, Inc.	12	106
Acacia Research Corp. (1)	16	59
Accelerant Holdings – Class A (1)	151	2,466
ACNB Corp.	4	216
ACRES Commercial Realty Corp. (1)	3	61
Adamas Trust, Inc.	37	271
Advanced Flower Capital, Inc.	10	28
Affiliated Managers Group, Inc.	99	28,601
Affirm Holdings, Inc. – Class A (1)	3	226
AGNC Investment Corp.	29	311
Alerus Financial Corp.	11	239
Allstate Corp.	39	8,021
Ally Financial, Inc.	188	8,511
AlTi Global, Inc. (1)	20	91
Amalgamated Financial Corp.	10	331
Amerant Bancorp, Inc. – Class A	10	188
American Coastal Insurance Corp.	5	67
American Financial Group, Inc.	2	249
American Integrity Insurance Group, Inc. (1)	2	45
American International Group, Inc.	630	53,869
Ameriprise Financial, Inc.	81	39,771
Ameris Bancorp	92	6,814
AMERISAFE, Inc.	4	145
Ames National Corp.	4	94

The accompanying notes are an integral part of these financial statements.

464

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Angel Oak Mortgage REIT, Inc.	4	$32
Annaly Capital Management, Inc.	204	4,561
Apollo Commercial Real Estate Finance, Inc.	33	318
Arbor Realty Trust, Inc.	82	637
Arch Capital Group Ltd. (1)	10	947
Ares Commercial Real Estate Corp.	23	110
Ares Management Corp. – Class A	78	12,576
ARMOUR Residential REIT, Inc.	50	887
Arrow Financial Corp.	7	216
Artisan Partners Asset Management, Inc. – Class A	13	518
Aspen Insurance Holdings Ltd. – Class A (1)	3	101
Associated Banc-Corp.	256	6,585
Assurant, Inc.	1	336
Assured Guaranty Ltd.	1	111
Ategrity Specialty Holdings LLC (1)	2	40
Atlantic Union Bankshares Corp.	273	9,622
Atlanticus Holdings Corp. (1)	2	154
Avidbank Holdings, Inc. (1)	1	23
Axis Capital Holdings Ltd.	316	33,834
Axos Financial, Inc. (1)	98	8,464
Bakkt Holdings, Inc. – Class A (1)	6	57
Baldwin Insurance Group, Inc. – Class A (1)	98	2,361
Banc of California, Inc.	430	8,290
BancFirst Corp.	14	1,480
Banco Latinoamericano de Comercio Exterior SA – Class E	13	561
Bank First Corp.	3	418
Bank of Hawaii Corp.	4	262
Bank of Marin Bancorp	7	174
Bank of New York Mellon Corp.	157	18,172
Bank of NT Butterfield & Son Ltd.	28	1,370
Bank OZK	3	132
Bank7 Corp.	2	76
BankFinancial Corp.	5	62
BankUnited, Inc.	34	1,512
Bankwell Financial Group, Inc.	3	122
Banner Corp.	15	953
Bar Harbor Bankshares	7	203
BayCom Corp.	5	151
BCB Bancorp, Inc.	6	49
Beacon Financial Corp.	393	10,365
Better Home & Finance Holding Co. (1)	2	79
Blackstone Mortgage Trust, Inc. – Class A	71	1,359
Block, Inc. – Class A (1)	9	601
Blue Foundry Bancorp (1)	7	91
Blue Owl Capital Corp.	243	3,024
Blue Owl Capital, Inc. – Class A	927	13,848
Blue Ridge Bankshares, Inc.	28	120
BOK Financial Corp.	1	70
Bowhead Specialty Holdings, Inc. (1)	44	1,243
Bread Financial Holdings, Inc.	15	1,110
Bridgewater Bancshares, Inc. (1)	6	98
Brighthouse Financial, Inc. (1)	2	103
BrightSpire Capital, Inc. – Class A	58	323
Brown & Brown, Inc.	7	569
Bullish (1)	90	3,392
Burford Capital Ltd.	33	292
Burke & Herbert Financial Services Corp.	6	380
Business First Bancshares, Inc.	13	330

	Shares (000s)	Value (000s)
BV Financial, Inc. (1)	4	$70
Byline Bancorp, Inc.	14	418
C&F Financial Corp.	1	107
Cadence Bank	903	38,692
California BanCorp	9	167
Camden National Corp.	7	323
Cannae Holdings, Inc.	21	326
Capital Bancorp, Inc.	4	121
Capital City Bank Group, Inc.	6	261
Capitol Federal Financial, Inc.	53	361
Carlyle Group, Inc.	351	20,770
Carter Bankshares, Inc. (1)	9	168
Cass Information Systems, Inc.	1	31
Cathay General Bancorp	355	17,187
CB Financial Services, Inc.	2	73
CBOE Global Markets, Inc.	3	720
Central BanCo, Inc. – Class A	489	11,796
Central Pacific Financial Corp.	12	365
CF Bankshares, Inc.	2	44
Chain Bridge Bancorp, Inc. – Class A (1)	1	36
Chemung Financial Corp.	2	111
Chicago Atlantic Real Estate Finance, Inc.	9	104
Chimera Investment Corp.	37	456
ChoiceOne Financial Services, Inc.	6	180
Cincinnati Financial Corp.	4	697
Citizens & Northern Corp.	7	142
Citizens Community Bancorp, Inc.	4	75
Citizens Financial Group, Inc.	228	13,322
Citizens Financial Services, Inc.	2	111
Citizens, Inc. – Class A (1)	22	108
City Holding Co.	2	267
Civista Bancshares, Inc.	9	193
Claros Mortgage Trust, Inc. (1)	39	120
CNA Financial Corp.	1	36
CNB Financial Corp.	13	338
CNO Financial Group, Inc.	151	6,429
CoastalSouth Bancshares, Inc. (1)	2	58
Cohen & Steers, Inc.	1	72
Coinbase Global, Inc. – Class A (1)	6	1,246
Colony Bankcorp, Inc.	8	145
Columbia Banking System, Inc.	954	26,656
Columbia Financial, Inc. (1)	11	166
Comerica, Inc.	4	307
Commerce Bancshares, Inc.	4	185
Commercial Bancgroup, Inc. (1)	2	58
Community Financial System, Inc.	18	1,045
Community Trust Bancorp, Inc.	7	395
Community West Bancshares	6	144
Compass Diversified Holdings	550	2,638
ConnectOne Bancorp, Inc.	16	423
Consumer Portfolio Services, Inc. (1)	5	45
Corebridge Financial, Inc.	184	5,545
Credit Acceptance Corp. (1)	22	9,835
Cullen/Frost Bankers, Inc.	2	210
Customers Bancorp, Inc. (1)	13	962
CVB Financial Corp.	1,375	25,575
Diamond Hill Investment Group, Inc.	1	154
DigitalBridge Group, Inc.	79	1,212
Dime Community Bancshares, Inc.	14	432
Donegal Group, Inc. – Class A	8	152

The accompanying notes are an integral part of these financial statements.

465

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Donnelley Financial Solutions, Inc. (1)	3	$155
Dynex Capital, Inc.	66	918
Eagle Bancorp Montana, Inc.	3	63
Eagle Bancorp, Inc.	10	207
Eagle Financial Services, Inc.	2	70
East West Bancorp, Inc.	320	35,960
Eastern Bankshares, Inc.	669	12,336
ECB Bancorp, Inc. (1)	3	50
eHealth, Inc. (1)	14	64
Ellington Financial, Inc.	43	584
Employers Holdings, Inc.	10	431
Enact Holdings, Inc.	13	513
Encore Capital Group, Inc. (1)	10	542
Enterprise Financial Services Corp.	16	883
Equitable Holdings, Inc.	477	22,714
Equity Bancshares, Inc. – Class A	7	297
Essent Group Ltd.	111	7,190
Euronet Worldwide, Inc. (1)	178	13,524
Evercore, Inc. – Class A	46	15,569
Everest Group Ltd.	13	4,445
EVERTEC, Inc.	496	14,431
F&G Annuities & Life, Inc.	16	492
FactSet Research Systems, Inc.	1	277
Farmers & Merchants Bancorp, Inc.	6	144
Farmers National Banc Corp.	16	213
FB Bancorp, Inc. (1)	8	108
FB Financial Corp.	19	1,034
Federal Agricultural Mortgage Corp. – Class C (2)	0	61
Federated Hermes, Inc. – Class B	152	7,904
Fidelis Insurance Holdings Ltd.	26	499
Fidelity D&D Bancorp, Inc.	2	94
Fidelity National Financial, Inc.	7	392
Fidelity National Information Services, Inc.	14	963
Fifth Third Bancorp	309	14,466
Figure Technology Solutions, Inc. – Class A (1)	1	31
Finance Of America Companies, Inc. – Class A (1)	2	53
Financial Institutions, Inc.	9	274
Finward Bancorp	1	51
Finwise Bancorp (1)	2	28
First American Financial Corp.	211	12,968
First Bancorp	18	909
First Bancorp	229	4,740
First Bancorp, Inc.	5	135
First Bank	10	156
First Busey Corp.	37	889
First Business Financial Services, Inc.	3	180
First Capital, Inc.	2	89
First Citizens BancShares, Inc. – Class A (2)	0	532
First Commonwealth Financial Corp.	47	793
First Community Bankshares, Inc.	7	238
First Community Corp.	2	69
First Financial Bancorp	43	1,088
First Financial Corp.	4	267
First Foundation, Inc. (1)	30	182
First Hawaiian, Inc.	497	12,580
First Horizon Corp.	370	8,846

	Shares (000s)	Value (000s)
First Internet Bancorp	2	$38
First Interstate BancSystem, Inc. – Class A	421	14,559
First Merchants Corp.	24	908
First Mid Bancshares, Inc.	9	366
First National Corp.	3	79
First Savings Financial Group, Inc.	3	80
First United Corp.	3	107
First Western Financial, Inc. (1)	3	73
Firstsun Capital Bancorp (1)	6	208
Five Star Bancorp	3	90
Flagstar Bank N.A.	135	1,703
Flushing Financial Corp.	14	212
Flywire Corp. (1)	6	80
FNB Corp.	234	4,001
Forge Global Holdings, Inc. (1)	5	221
Franklin BSP Realty Trust, Inc.	36	362
Franklin Financial Services Corp.	2	93
Franklin Resources, Inc.	9	204
Freedom Holding Corp. (1)(2)	0	9
FS Bancorp, Inc.	3	119
FS KKR Capital Corp.	122	1,809
Fulton Financial Corp.	82	1,581
FVCBankcorp, Inc.	7	99
GBank Financial Holdings, Inc. (1)	4	124
GCM Grosvenor, Inc. – Class A	2	27
Genworth Financial, Inc. – Class A (1)	182	1,647
German American Bancorp, Inc.	16	613
Glacier Bancorp, Inc.	442	19,481
Global Payments, Inc.	7	511
Globe Life, Inc.	2	318
GoHealth, Inc. – Class A (1)	3	6
Goosehead Insurance, Inc. – Class A	2	163
Great Southern Bancorp, Inc.	4	236
Green Dot Corp. – Class A (1)	24	302
Greene County Bancorp, Inc.	1	23
Greenlight Capital Re Ltd. – Class A (1)	13	187
HA Sustainable Infrastructure Capital, Inc.	54	1,707
Hamilton Insurance Group Ltd. – Class B (1)	125	3,497
Hamilton Lane, Inc. – Class A (2)	0	52
Hancock Whitney Corp.	229	14,595
Hanmi Financial Corp.	14	370
Hanover Bancorp, Inc.	2	44
Hanover Insurance Group, Inc.	55	9,976
Hartford Insurance Group, Inc.	164	22,562
Hawthorn Bancshares, Inc.	3	94
HBT Financial, Inc.	5	132
Heritage Commerce Corp.	26	311
Heritage Financial Corp.	15	356
Heritage Insurance Holdings, Inc. (1)	3	78
Hilltop Holdings, Inc.	20	663
Hingham Institution for Savings	1	191
Hippo Holdings, Inc. (1)	4	106
Home Bancorp, Inc.	3	180
Home Bancshares, Inc.	528	14,657
HomeTrust Bancshares, Inc.	7	315
Hope Bancorp, Inc.	52	571
Horace Mann Educators Corp.	18	843
Horizon Bancorp, Inc.	21	357
Houlihan Lokey, Inc. – Class A	1	159
Huntington Bancshares, Inc.	1,403	24,341

The accompanying notes are an integral part of these financial statements.

466

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Independent Bank Corp.	9	$286
Independent Bank Corp.	191	13,969
Innventure, Inc. (1)	10	43
International Bancshares Corp.	168	11,148
Invesco Ltd.	10	265
Invesco Mortgage Capital, Inc.	33	274
Investar Holding Corp.	4	107
Investors Title Co.	1	135
Jack Henry & Associates, Inc.	2	359
Jackson Financial, Inc. – Class A	101	10,721
James River Group Holdings, Inc.	16	99
Janus Henderson Group Plc	4	167
Jefferies Financial Group, Inc.	3	201
Jefferson Capital, Inc.	2	55
John Marshall Bancorp, Inc.	6	123
Kearny Financial Corp.	26	193
Kemper Corp.	2	68
Kestrel Group Ltd. (1)(2)	0	2
KeyCorp	26	537
KKR Real Estate Finance Trust, Inc.	25	208
Ladder Capital Corp. – Class A	52	573
Lakeland Financial Corp.	225	12,836
Landmark Bancorp, Inc.	2	55
Lazard, Inc. – Class A	2	98
LCNB Corp.	6	99
LendingClub Corp. (1)	50	955
LendingTree, Inc. (1)(2)	0	17
Lincoln National Corp.	313	13,928
LINKBANCORP, Inc.	8	65
Live Oak Bancshares, Inc.	9	319
loanDepot, Inc. – Class A (1)	38	79
Loews Corp.	5	495
LPL Financial Holdings, Inc.	124	44,327
Lument Finance Trust, Inc.	27	39
M&T Bank Corp.	4	857
MainStreet Bancshares, Inc.	3	56
Marex Group Plc	202	7,737
Markel Group, Inc. (1)	12	25,948
MarketAxess Holdings, Inc.	1	178
MarketWise, Inc.	1	19
Marqeta, Inc. – Class A (1)	89	422
MBIA, Inc. (1)	20	142
Mechanics Bancorp – Class A	21	314
Medallion Financial Corp.	8	77
Mercantile Bank Corp.	7	342
Merchants Bancorp	12	406
Mercury General Corp.	12	1,136
Meridian Corp.	4	62
Metrocity Bankshares, Inc.	3	91
Metropolitan Bank Holding Corp.	3	249
MFA Financial, Inc.	46	430
MGIC Investment Corp.	280	8,177
Miami International Holdings, Inc. (1)	5	219
Mid Penn Bancorp, Inc.	9	276
Middlefield Banc Corp.	3	118
Midland States Bancorp, Inc.	9	198
MidWestOne Financial Group, Inc.	7	280
Morningstar, Inc. (2)	0	45
MSCI, Inc. – Class A	1	581
MVB Financial Corp.	5	138

	Shares (000s)	Value (000s)
Nasdaq, Inc.	423	$41,062
National Bank Holdings Corp. – Class A	17	633
National Bankshares, Inc.	3	94
Navient Corp.	254	3,302
NB Bancorp, Inc.	18	361
NBT Bancorp, Inc.	249	10,351
NCR Atleos Corp. (1)	398	15,154
Nelnet, Inc. – Class A	5	663
NewtekOne, Inc.	11	120
Nexpoint Real Estate Finance, Inc.	5	66
NI Holdings, Inc. (1)	3	36
Nicolet Bankshares, Inc.	20	2,406
NMI Holdings, Inc. – Class A (1)	35	1,422
Northeast Bank	17	1,717
Northeast Community Bancorp, Inc.	6	134
Northern Trust Corp.	5	710
Northfield Bancorp, Inc.	15	174
Northpointe Bancshares, Inc.	9	145
Northrim BanCorp, Inc.	5	128
Northwest Bancshares, Inc.	65	777
Norwood Financial Corp.	4	102
Oak Valley Bancorp	3	98
OceanFirst Financial Corp.	26	460
Octave Specialty Group, Inc. (1)	20	155
OFG Bancorp	20	816
Ohio Valley Banc Corp.	2	72
Old National Bancorp	1,592	35,527
Old Republic International Corp.	242	11,033
Old Second Bancorp, Inc.	23	446
OneMain Holdings, Inc. – Class A	3	221
Onity Group, Inc. (1)	3	149
OP Bancorp	5	75
Open Lending Corp. – Class A (1)	48	75
Oportun Financial Corp. (1)	19	100
Orange County Bancorp, Inc.	4	100
Orchid Island Capital, Inc. – Class A	67	479
Origin Bancorp, Inc.	303	11,399
Orrstown Financial Services, Inc.	8	287
P10, Inc. – Class A	787	7,718
Pagseguro Digital Ltd. – Class A	31	301
Park National Corp.	7	1,001
Parke Bancorp, Inc.	4	113
Pathward Financial, Inc.	42	2,988
Paysafe Ltd. (1)	15	123
PCB Bancorp	4	96
Peapack Gladstone Financial Corp.	4	119
PennantPark Investment Corp.	164	974
PennyMac Financial Services, Inc.	76	9,956
PennyMac Mortgage Investment Trust	40	507
Peoples Bancorp of North Carolina, Inc.	2	82
Peoples Bancorp, Inc.	15	464
Peoples Financial Services Corp.	4	182
Pinnacle Financial Partners, Inc.	2	182
Pioneer Bancorp, Inc. (1)	5	67
Plumas Bancorp	3	123
Ponce Financial Group, Inc. (1)	8	137
Popular, Inc.	188	23,379
PRA Group, Inc. (1)	18	318
Preferred Bank	3	294
Primerica, Inc.	1	237

The accompanying notes are an integral part of these financial statements.

467

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Primis Financial Corp.	9	$127
Princeton Bancorp, Inc.	2	76
Principal Financial Group, Inc.	6	527
ProAssurance Corp. (1)	23	560
PROG Holdings, Inc.	93	2,757
Prosperity Bancshares, Inc.	209	14,468
Provident Financial Services, Inc.	48	944
Prudential Financial, Inc.	10	1,089
QCR Holdings, Inc.	7	615
Radian Group, Inc.	145	5,204
Raymond James Financial, Inc.	5	786
RBB Bancorp	8	156
Ready Capital Corp.	65	141
Red River Bancshares, Inc.	2	147
Redwood Trust, Inc.	57	316
Regional Management Corp.	4	136
Regions Financial Corp.	449	12,156
Reinsurance Group of America, Inc. – Class A	2	372
RenaissanceRe Holdings Ltd.	39	11,034
Renasant Corp.	42	1,482
Repay Holdings Corp. – Class A (1)	379	1,382
Republic Bancorp, Inc. – Class A	4	259
Rhinebeck Bancorp, Inc. (1)	1	16
Richmond Mutual BanCorp, Inc.	3	47
Rithm Capital Corp.	15	165
Rithm Property Trust, Inc. (1)	3	48
Riverview Bancorp, Inc.	9	45
RLI Corp.	2	143
Robinhood Markets, Inc. – Class A (1)	218	24,610
Rocket Companies, Inc. – Class A	3,379	65,423
S&T Bancorp, Inc.	17	677
Safety Insurance Group, Inc.	6	502
SB Financial Group, Inc.	3	61
Seacoast Banking Corp. of Florida	39	1,213
Security National Financial Corp. – Class A (1)	8	68
SEI Investments Co.	3	225
Selective Insurance Group, Inc.	97	8,154
Selectquote, Inc. (1)	21	30
Seven Hills Realty Trust	9	83
Sezzle, Inc. (1)	1	48
Shore Bancshares, Inc.	11	190
Siebert Financial Corp. (1)	6	23
Sierra Bancorp	5	178
Silvercrest Asset Management Group, Inc. – Class A	4	55
Simmons First National Corp. – Class A	322	6,070
SiriusPoint Ltd. (1)	129	2,834
Slide Insurance Holdings, Inc. (1)	214	4,163
SLM Corp.	324	8,772
SmartFinancial, Inc.	6	208
SoFi Technologies, Inc. (1)	29	750
Sound Financial Bancorp, Inc.	1	43
South Plains Financial, Inc.	6	228
Southern First Bancshares, Inc. (1)	3	174
Southern Missouri Bancorp, Inc.	4	238
Southside Bancshares, Inc.	13	396
SouthState Bank Corp.	184	17,273
SR Bancorp, Inc.	3	47

	Shares (000s)	Value (000s)
Starwood Property Trust, Inc.	10	$176
State Street Corp.	172	22,234
Stellar Bancorp, Inc.	21	653
Sterling Bancorp, Inc. (1)(2)(5)	10	–
Stewart Information Services Corp.	111	7,813
Stifel Financial Corp.	183	22,951
Stock Yards Bancorp, Inc.	1	51
StoneX Group, Inc. (1)	47	4,492
Sunrise Realty Trust, Inc.	5	45
SWK Holdings Corp.	1	19
Synchrony Financial	551	45,950
Synovus Financial Corp.	4	188
T Rowe Price Group, Inc.	6	609
Texas Capital Bancshares, Inc. (1)	127	11,523
TFS Financial Corp.	1	20
Third Coast Bancshares, Inc. (1)	6	222
Timberland Bancorp, Inc.	4	126
Tiptree, Inc.	8	140
Tompkins Financial Corp.	6	427
Towne Bank	32	1,084
TPG Mortgage Investment Trust, Inc.	13	111
TPG RE Finance Trust, Inc.	31	270
TPG, Inc. – Class A (2)	0	16
Tradeweb Markets, Inc. – Class A	3	310
Travelers Companies, Inc.	44	12,637
TriCo Bancshares	14	655
Triller Group, Inc. (1)	46	1
Triumph Financial, Inc. (1)	6	354
Truist Financial Corp.	103	5,069
TrustCo Bank Corp. NY	8	350
Trustmark Corp.	26	997
Two Harbors Investment Corp.	23	239
UMB Financial Corp.	233	26,816
United Bankshares, Inc.	416	15,973
United Community Banks, Inc.	379	11,825
United Fire Group, Inc.	9	340
United Security Bancshares	6	56
Unity Bancorp, Inc.	2	97
Universal Insurance Holdings, Inc.	9	303
Univest Financial Corp.	13	428
Unum Group	102	7,921
USCB Financial Holdings, Inc.	3	58
UWM Holdings Corp.	4	17
Valley National Bancorp	164	1,921
Velocity Financial, Inc. (1)	5	106
Virginia National Bankshares Corp.	2	86
Virtu Financial, Inc. – Class A	2	78
Virtus Investment Partners, Inc.	3	464
Voya Financial, Inc.	168	12,479
Vroom, Inc. (1)	1	12
WaFd, Inc.	35	1,121
Walker & Dunlop, Inc.	15	881
Washington Trust Bancorp, Inc.	8	243
Waterstone Financial, Inc.	6	107
Webster Financial Corp.	343	21,558
Webull Corp. (1)	106	823
WesBanco, Inc.	40	1,326
West BanCorp, Inc.	6	128
Westamerica BanCorp	11	508
Western Alliance Bancorp	283	23,825

The accompanying notes are an integral part of these financial statements.

468

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Western New England Bancorp, Inc.	8	$105
Western Union Co.	193	1,792
Westwood Holdings Group, Inc.	3	57
WEX, Inc. (1)	54	8,005
White Mountains Insurance Group Ltd. (2)	0	143
Willis Towers Watson Plc	52	17,014
Wintrust Financial Corp.	2	248
World Acceptance Corp. (1)	1	191
WR Berkley Corp.	8	565
WSFS Financial Corp.	25	1,397
XP, Inc. – Class A	10	167
Zions Bancorp N.A.	976	57,113

Total Financials		1,752,771

Healthcare – 9.06%
10X Genomics, Inc. – Class A (1)	36	585
4D Molecular Therapeutics, Inc. (1)	17	131
Aardvark Therapeutics, Inc. (1)	2	32
Absci Corp. (1)	14	50
Acadia Healthcare Co., Inc. (1)	3	36
ACADIA Pharmaceuticals, Inc. (1)	288	7,686
Aclaris Therapeutics, Inc. (1)	42	127
Acme United Corp.	2	62
AdaptHealth Corp. – Class A (1)	46	460
Addus HomeCare Corp. (1)	129	13,860
Aduro Bioteech, Inc. (1)(5)	1	2
Agilent Technologies, Inc.	149	20,246
Agios Pharmaceuticals, Inc. (1)	25	684
AirSculpt Technologies, Inc. (1)	1	3
Akebia Therapeutics, Inc. (1)	101	163
Aldeyra Therapeutics, Inc. (1)	5	28
Alector, Inc. (1)	31	49
Align Technology, Inc. (1)	29	4,591
Alimera Sciences, Inc. (1)(2)(5)	3	–
Alkermes Plc (1)	18	502
Allogene Therapeutics, Inc. (1)	72	99
Alumis, Inc. (1)	26	254
AMN Healthcare Services, Inc. (1)	17	272
Amneal Pharmaceuticals, Inc. (1)	10	122
Amphastar Pharmaceuticals, Inc. (1)	15	400
Amylyx Pharmaceuticals, Inc. (1)	9	110
AngioDynamics, Inc. (1)	13	168
Anika Therapeutics, Inc. (1)	5	50
Annexon, Inc. (1)	43	215
Aquestive Therapeutics, Inc. (1)	31	198
Arbutus Biopharma Corp. (1)	5	26
Arcturus Therapeutics Holdings, Inc. (1)	7	45
Arcus Biosciences, Inc. (1)	9	225
Ardent Health, Inc. (1)	11	93
Artivion, Inc. (1)	4	160
Arvinas, Inc. (1)	26	307
Astria Therapeutics, Inc. (1)	18	241
Atea Pharmaceuticals, Inc. (1)	30	108
aTyr Pharma, Inc. (1)	3	3
Aura Biosciences, Inc. (1)	12	68
Avanos Medical, Inc. (1)	19	217
Avantor, Inc. (1)	18	205
Aveanna Healthcare Holdings, Inc. (1)	7	61
Avidity Biosciences, Inc. (1)	4	304
Azenta, Inc. (1)	163	5,409

	Shares (000s)	Value (000s)
Baxter International, Inc.	180	$3,434
Beta Bionics, Inc. (1)	2	61
Bicara Therapeutics, Inc. (1)	13	221
Billiontoone, Inc. – Class A (1)	24	1,976
BioAge Labs, Inc. (1)	11	147
Biogen, Inc. (1)	105	18,441
BioMarin Pharmaceutical, Inc. (1)	83	4,910
Bio-Rad Laboratories, Inc. – Class A (1)	16	4,842
Biote Corp. – Class A (1)	9	22
Bio-Techne Corp.	4	254
Boston Scientific Corp. (1)	158	15,087
Brookdale Senior Living, Inc. (1)	13	139
Bruker Corp.	3	134
Candel Therapeutics, Inc. (1)	3	19
CapsoVision, Inc. (1)	2	17
Cardiff Oncology, Inc. (1)	17	48
Cardinal Health, Inc.	3	666
Caris Life Sciences, Inc. (1)(2)	0	9
Carlsmed, Inc. (1)	1	15
Cartesian Therapeutics, Inc. (1)	4	26
Castle Biosciences, Inc. (1)	13	494
Celcuity, Inc. (1)	1	65
Celldex Therapeutics, Inc. (1)	29	784
Cencora, Inc. – Class A	86	28,994
Centene Corp. (1)	348	14,334
Certara, Inc. (1)	3	28
Charles River Laboratories International, Inc. (1)	1	270
Chemed Corp. (2)	0	155
Chinook Therapeutics, Inc. (1)(5)	17	3
Cidara Therapeutics, Inc. (1)	9	1,931
Cigna Group	61	16,695
Codexis, Inc. (1)	8	13
Cogent Biosciences, Inc. (1)	4	127
Coherus Oncology, Inc. (1)	36	51
Collegium Pharmaceutical, Inc. (1)	164	7,592
Community Health Systems, Inc. (1)	21	67
Compass Therapeutics, Inc. (1)	27	147
Concentra Group Holdings Parent, Inc.	526	10,346
CONMED Corp.	177	7,186
Cooper Companies, Inc. (1)	95	7,805
CRISPR Therapeutics AG (1)	39	2,037
Cross Country Healthcare, Inc. (1)	14	111
CryoPort, Inc. (1)	18	171
Cullinan Therapeutics, Inc. (1)	23	243
Cytek Biosciences, Inc. (1)	51	256
Cytokinetics, Inc. (1)	46	2,941
DaVita, Inc. (1)	38	4,329
Day One Biopharmaceuticals, Inc. (1)	33	306
Definitive Healthcare Corp. – Class A (1)	18	50
Denali Therapeutics, Inc. (1)	55	911
Dentsply Sirona, Inc.	5	61
Design Therapeutics, Inc. (1)	10	91
Dianthus Therapeutics, Inc. (1)	10	410
DocGo, Inc. (1)	39	34
Dyne Therapeutics, Inc. (1)	37	731
Editas Medicine, Inc. – Class A (1)	40	82
Elanco Animal Health, Inc. (1)	14	309
Eledon Pharmaceuticals, Inc. (1)	26	39
Embecta Corp.	487	5,789

The accompanying notes are an integral part of these financial statements.

469

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Emergent BioSolutions, Inc. (1)	24	$295
Enanta Pharmaceuticals, Inc. (1)	12	191
Encompass Health Corp.	3	288
Enhabit, Inc. (1)	21	198
Enovis Corp. (1)	536	14,274
Entrada Therapeutics, Inc. (1)	12	126
Envista Holdings Corp. (1)	507	11,001
Erasca, Inc. (1)	80	296
Esperion Therapeutics, Inc. (1)	69	254
Evolent Health, Inc. – Class A (1)	36	146
Exact Sciences Corp. (1)	5	494
Exelixis, Inc. (1)	263	11,545
EyePoint, Inc. (1)	34	615
Fate Therapeutics, Inc. (1)	46	45
Fennec Pharmaceuticals, Inc. (1)	8	61
Foghorn Therapeutics, Inc. (1)	3	15
Fortrea Holdings, Inc. (1)	41	700
Fulcrum Therapeutics, Inc. (1)	18	204
Fulgent Genetics, Inc. (1)	9	236
GE HealthCare Technologies, Inc.	186	15,241
Ginkgo Bioworks Holdings, Inc. (1)	18	150
Globus Medical, Inc. – Class A (1)	3	272
GRAIL, Inc. (1)	16	1,343
Haemonetics Corp. (1)	173	13,902
Harmony Biosciences Holdings, Inc. (1)	147	5,486
Health Catalyst, Inc. (1)	32	77
HealthStream, Inc.	6	135
HeartFlow, Inc. (1)	4	117
Henry Schein, Inc. (1)	3	214
Heron Therapeutics, Inc. (1)	65	84
Hologic, Inc. (1)	6	459
Humacyte, Inc. (1)	46	44
Humana, Inc.	76	19,449
ICON Plc (1)	155	28,204
Icosavax, Inc. (1)(5)	11	3
ICU Medical, Inc. (1)	112	16,045
Ideaya Biosciences, Inc. (1)	36	1,247
Illumina, Inc. (1)	119	15,569
ImmunityBio, Inc. (1)	21	41
Incyte Corp. (1)	161	15,946
Indivior Plc (1)	8	283
Inhibikase Therapeutics, Inc. (1)	25	51
Inhibrx Biosciences, Inc. (1)	4	320
Inhibrx, Inc. (1)(5)	5	3
Innovage Holding Corp. (1)	7	37
Innoviva, Inc. (1)	4	73
Inogen, Inc. (1)	12	80
Insmed, Inc. (1)(2)	0	62
Integer Holdings Corp. (1)	211	16,568
Integra LifeSciences Holdings Corp. (1)	30	369
Intellia Therapeutics, Inc. (1)	46	413
Ionis Pharmaceuticals, Inc. (1)	107	8,462
Iovance Biotherapeutics, Inc. (1)	136	372
IQVIA Holdings, Inc. (1)	236	53,089
Ironwood Pharmaceuticals, Inc. – Class A (1)	5	18
Jade Biosciences, Inc.	21	317
Janux Therapeutics, Inc. (1)	13	184
Jazz Pharmaceuticals Plc (1)	93	15,846
Keros Therapeutics, Inc. (1)	13	265
Kestra Medical Technologies Ltd. (1)	1	26

	Shares (000s)	Value (000s)
Kodiak Sciences, Inc. (1)	15	$421
Korro Bio, Inc. (1)	3	23
Kura Oncology, Inc. (1)	35	368
Labcorp Holdings, Inc.	77	19,358
Lantheus Holdings, Inc. (1)	93	6,218
Larimar Therapeutics, Inc. (1)	20	76
LB Pharmaceuticals, Inc. (1)	4	85
Lexeo Therapeutics, Inc. (1)	28	278
Lifecore Biomedical, Inc. (1)	4	32
LifeMD, Inc. (1)	5	17
LifeStance Health Group, Inc. (1)	33	230
Ligand Pharmaceuticals, Inc. (1)	59	11,151
LivaNova Plc (1)	101	6,220
Lucid Diagnostics, Inc. (1)	17	18
Lumexa Imaging Holdings, Inc. (1)	282	5,214
MapLight Therapeutics, Inc. (1)	4	62
Maravai LifeSciences Holdings, Inc. – Class A (1)	49	160
MaxCyte, Inc. (1)	46	72
Maze Therapeutics, Inc. (1)	9	368
MBX Biosciences, Inc. (1)	13	400
McKesson Corp.	17	13,556
MeiraGTx Holdings Plc (1)	5	41
Merit Medical Systems, Inc. (1)	2	162
Mettler-Toledo International, Inc. (1)	1	791
Mind Medicine MindMed, Inc. (1)	29	386
Moderna, Inc. (1)	10	287
Molina Healthcare, Inc. (1)	1	110
Monte Rosa Therapeutics, Inc. (1)	20	321
Myriad Genetics, Inc. (1)	41	251
Nano-X Imaging Ltd. (1)	23	65
National HealthCare Corp.	6	770
Neogen Corp. (1)	97	676
NeoGenomics, Inc. (1)	52	609
Neurocrine Biosciences, Inc. (1)(2)	0	55
Neurogene, Inc. (1)	5	96
Nkarta, Inc. (1)	16	30
Novavax, Inc. (1)	13	86
Nurix Therapeutics, Inc. (1)	45	847
Nuvation Bio, Inc. (1)	99	888
Olema Pharmaceuticals, Inc. (1)	27	671
Omada Health, Inc. (1)	2	24
Omeros Corp. (1)	3	58
OmniAb, Inc. (1)	36	67
OmniAb, Inc. – Class CR3 (1)(2)(5)(6)	2	—
OmniAb, Inc. – Class CR4 (1)(2)(5)(6)	2	—
Omnicell, Inc. (1)	20	924
OPKO Health, Inc. (1)	182	230
Option Care Health, Inc. (1)	264	8,414
OraSure Technologies, Inc. (1)	33	81
Organon & Co.	319	2,288
ORIC Pharmaceuticals, Inc. (1)	21	172
Orthofix Medical, Inc. (1)	17	258
OrthoPediatrics Corp. (1)	6	109
Oruka Therapeutics, Inc. (1)	17	521
Outset Medical, Inc. (1)	5	19
Owens & Minor, Inc. (1)	34	95
Pacific Biosciences of California, Inc. (1)	125	234
Pacira BioSciences, Inc. (1)	18	468
PACS Group, Inc. (1)	1	56

The accompanying notes are an integral part of these financial statements.

470

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Palvella Therapeutics, Inc. (1)(2)	0	$15
Pediatrix Medical Group, Inc. (1)	584	12,495
Perrigo Co. Plc	3	47
Personalis, Inc. (1)	22	176
Perspective Therapeutics, Inc. (1)	28	77
Phathom Pharmaceuticals, Inc. (1)	13	219
Praxis Precision Medicines, Inc. (1)	9	2,722
Precigen, Inc. (1)	6	25
Prestige Consumer Healthcare, Inc. (1)	187	11,507
Prime Medicine, Inc. (1)	44	153
Protara Therapeutics, Inc. (1)	15	81
Prothena Corp. Plc (1)	17	161
PTC Therapeutics, Inc. (1)	7	502
Puma Biotechnology, Inc. (1)	21	125
QIAGEN NV	256	11,527
Quanterix Corp. (1)	17	111
Quantum-Si, Inc. (1)	67	74
Quest Diagnostics, Inc.	74	12,774
QuidelOrtho Corp. (1)	359	10,263
RadNet, Inc. (1)	6	414
Rapport Therapeutics, Inc. (1)	13	384
Regeneron Pharmaceuticals, Inc.	9	7,024
REGENXBIO, Inc. (1)	21	300
Relay Therapeutics, Inc. (1)	63	531
Repligen Corp. (1)	1	208
Replimune Group, Inc. – Class Rights (1)	30	292
ResMed, Inc.	3	731
Revolution Medicines, Inc. (1)	5	376
Revvity, Inc.	153	14,777
Rezolute, Inc. (1)	4	10
Rocket Pharmaceuticals, Inc. (1)	34	119
Roivant Sciences Ltd. (1)	11	232
Royalty Pharma Plc – Class A	11	412
Sana Biotechnology, Inc. (1)	65	266
Sarepta Therapeutics, Inc. (1)(2)	0	10
SBC Medical Group Holdings, Inc. (1)	4	17
Scholar Rock Holding Corp. (1)	3	123
Select Medical Holdings Corp.	48	712
Semler Scientific, Inc. (1)	5	69
Septerna, Inc. (1)	9	259
Shoulder Innovations, Inc. (1)	1	17
SIGA Technologies, Inc.	3	18
Solid Biosciences, Inc. (1)	25	142
Solventum Corp. (1)	373	29,545
Sonida Senior Living, Inc. (1)	1	23
Sotera Health Co. (1)	5	86
Spyre Therapeutics, Inc. (1)	10	331
STAAR Surgical Co. (1)	3	78
Standard BioTools, Inc. (1)	128	163
STERIS Plc	42	10,663
Strata Critical Medical, Inc. (1)	30	143
Supernus Pharmaceuticals, Inc. (1)	22	1,094
Surgery Partners, Inc. (1)	34	528
Syndax Pharmaceuticals, Inc. (1)	3	55
Tactile Systems Technology, Inc. (1)	10	278
Tango Therapeutics, Inc. (1)	47	419
Tectonic Therapeutic, Inc. (1)	4	90
Teladoc Health, Inc. (1)	63	441
Teleflex, Inc.	117	14,315
Tenet Healthcare Corp. (1)	110	21,821

	Shares (000s)	Value (000s)
Terns Pharmaceuticals, Inc. (1)	38	$1,553
Theravance Biopharma, Inc. (1)	4	69
Third Harmonic Bio, Inc. (1)(2)(5)	12	0
Tonix Pharmaceuticals Holding Corp. (1)	5	81
Travere Therapeutics, Inc. – Class Preferre (1)	2	88
TriSalus Life Sciences, Inc. (1)	11	74
Tvardi Therapeutics, Inc. (1)	2	8
Tyra Biosciences, Inc. (1)	11	299
United Therapeutics Corp. (1)	15	7,338
Universal Health Services, Inc. – Class B	38	8,324
Upstream Bio, Inc. (1)	15	403
UroGen Pharma Ltd. (1)	3	62
US Physical Therapy, Inc.	3	196
Utah Medical Products, Inc.	1	63
Vanda Pharmaceuticals, Inc. (1)	26	229
Varex Imaging Corp. (1)	19	216
Vaxcyte, Inc. (1)	51	2,354
Veeva Systems, Inc. – Class A (1)	1	189
Verastem, Inc. (1)	11	85
Viatris, Inc.	441	5,486
Viking Therapeutics, Inc. (1)	3	97
Vir Biotechnology, Inc. (1)	39	234
Viridian Therapeutics, Inc. (1)	7	231
Voyager Therapeutics, Inc. (1)	21	81
Waters Corp. (1)	1	292
WaVe Life Sciences Ltd. (1)	6	110
Waystar Holding Corp. (1)	8	251
West Pharmaceutical Services, Inc.	2	537
Xencor, Inc. (1)	32	484
XOMA Royalty Corp. (1)	1	31
Zenas Biopharma, Inc. (1)	8	306
Zimmer Biomet Holdings, Inc.	5	490
Zoetis, Inc. – Class A	84	10,538

Total Healthcare		793,819

Industrials – 20.25%
3D Systems Corp. (1)	55	98
3M Co.	94	15,058
AAR Corp. (1)	13	1,084
ABM Industries, Inc.	162	6,867
ACCO Brands Corp.	42	155
Acuity, Inc.	1	306
Advanced Drainage Systems, Inc.	2	283
Aebi Schmidt Holding AG	15	189
AECOM	4	350
AerSale Corp. (1)	15	104
AGCO Corp.	44	4,578
Air Lease Corp. – Class A	3	184
AirJoule Technologies Corp. (1)	10	39
AIRO Group Holdings, Inc. (1)	1	8
Alamo Group, Inc.	3	525
Alaska Air Group, Inc. (1)	228	11,462
Albany International Corp. – Class A	249	12,615
Alight, Inc. – Class A	190	371
Allegiant Travel Co. – Class A (1)	5	444
Allegion Plc	249	39,693
Alliance Laundry Holdings, Inc. (1)	225	4,569
Allient, Inc.	6	331
Allison Transmission Holdings, Inc.	203	19,836

The accompanying notes are an integral part of these financial statements.

471

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Alta Equipment Group, Inc.	8	$36
Amentum Holdings, Inc. (1)	4	128
Ameresco, Inc. – Class A (1)	14	419
American Airlines Group, Inc. (1)	17	256
American Woodmark Corp. (1)	7	352
AMETEK, Inc.	162	33,277
AO Smith Corp.	3	204
API Group Corp. (1)	10	382
Apogee Enterprises, Inc.	9	337
Applied Industrial Technologies, Inc.	1	263
ArcBest Corp.	98	7,278
Arcosa, Inc.	473	50,320
Armstrong World Industries, Inc.	1	157
Array Technologies, Inc. (1)	53	484
Astec Industries, Inc.	10	440
Astronics Corp. (1)	1	73
Asure Software, Inc. (1)	11	105
ATI, Inc. (1)	4	423
Atkore, Inc.	77	4,895
Atmus Filtration Technologies, Inc.	378	19,638
Avis Budget Group, Inc. (1)(2)	0	38
Axon Enterprise, Inc. (1)	25	14,423
Blue Bird Corp. (1)	92	4,314
BlueLinx Holdings, Inc. (1)	4	215
Boise Cascade Co.	68	5,021
Bowman Consulting Group Ltd. – Class A (1)(2)	0	6
BrightView Holdings, Inc. (1)	33	415
Brink’s Co.	327	38,178
Broadridge Financial Solutions, Inc. (2)	0	64
Brookfield Business Corp. – Class A	7	249
Builders FirstSource, Inc. (1)	106	10,882
BWX Technologies, Inc.	2	360
CACI International, Inc. – Class A (1)	33	17,663
Carlisle Companies, Inc.	1	321
Carpenter Technology Corp.	1	346
Casella Waste Systems, Inc. – Class A (1)	141	13,769
CBIZ, Inc. (1)	183	9,247
CH Robinson Worldwide, Inc.	3	522
Cimpress Plc (1)	6	405
Clarivate Plc (1)	10	32
Clean Harbors, Inc. (1)	1	327
CNH Industrial NV	800	7,374
Columbus McKinnon Corp.	13	216
Concentrix Corp.	55	2,303
Concrete Pumping Holdings, Inc.	9	61
Conduent, Inc. (1)	72	139
Construction Partners, Inc. – Class A (1)	274	29,723
Core & Main, Inc. – Class A (1)	2	117
CoreCivic, Inc. (1)	40	757
Costamare Bulkers Holdings Ltd. (1)	3	53
Costamare, Inc.	20	310
Covenant Logistics Group, Inc. – Class A	5	115
Crane Co.	108	19,857
CSG Systems International, Inc.	48	3,707
Cummins, Inc.	27	13,615
Curtiss-Wright Corp.	65	36,075
Custom Truck One Source, Inc. (1)	28	161
Dayforce, Inc. (1)	4	262
Delta Air Lines, Inc.	176	12,249

	Shares (000s)	Value (000s)
Deluxe Corp.	159	$3,549
DIRTT Environmental Solutions (1)	229	155
Distribution Solutions Group, Inc. (1)	1	16
DNOW, Inc. (1)	516	6,841
Donaldson Co., Inc.	3	282
Douglas Dynamics, Inc.	1	45
Dover Corp.	55	10,730
Ducommun, Inc. (1)	6	592
DXP Enterprises, Inc. (1)	8	876
Eastern Co.	3	59
EMCOR Group, Inc.	1	487
EnerSys	56	8,162
Ennis, Inc.	11	194
Enpro, Inc.	8	1,756
Enviri Corp. (1)	35	619
Eos Energy Enterprises, Inc. (1)	1,351	15,488
Equifax, Inc.	3	606
Esab Corp.	78	8,742
ESCO Technologies, Inc.	108	21,120
Everus Construction Group, Inc. (1)	1	116
EVI Industries, Inc.	2	52
Expeditors International of Washington, Inc.	162	24,107
Falcon’s Beyond Global, Inc. – Class A (1)	2	24
Fastenal Co.	6	226
Federal Signal Corp.	92	9,991
FedEx Corp.	25	7,308
Ferguson Enterprises, Inc.	61	13,681
Firefly Aerospace, Inc. (1)	3	76
First Advantage Corp. (1)	11	154
Flowserve Corp.	592	41,079
Fluence Energy, Inc. – Class A (1)	5	108
Fluor Corp. (1)	72	2,848
Forrester Research, Inc. (1)	5	43
Fortive Corp.	9	481
Fortune Brands Innovations, Inc.	165	8,238
Forward Air Corp. (1)	6	149
Franklin Covey Co. (1)	1	13
Frontier Group Holdings, Inc. (1)	14	64
FTI Consulting, Inc. (1)	66	11,232
Gates Industrial Corp. Plc (1)	434	9,326
GATX Corp.	15	2,499
GE Vernova, Inc.	18	11,529
Genco Shipping & Trading Ltd.	14	259
Gencor Industries, Inc. (1)	4	58
Generac Holdings, Inc. (1)	102	13,919
Genpact Ltd.	149	6,990
Gibraltar Industries, Inc. (1)	13	649
Graco, Inc.	4	367
Granite Construction, Inc.	3	321
Great Lakes Dredge & Dock Corp. (1)	29	382
Greenbrier Companies, Inc.	105	4,921
Griffon Corp.	72	5,332
GXO Logistics, Inc. (1)	3	160
Hammond Power Solutions, Inc. – Class A	25	2,859
Hayward Holdings, Inc. (1)	646	9,983
Healthcare Services Group, Inc. (1)	17	325
Heartland Express, Inc.	19	176
Helios Technologies, Inc.	538	28,796
Herc Holdings, Inc.	270	40,036
Hexcel Corp.	502	37,127

The accompanying notes are an integral part of these financial statements.

472

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Hillenbrand, Inc.	31	$997
Hillman Solutions Corp. (1)	704	6,097
Himalaya Shipping Ltd. (1)	13	119
HireQuest, Inc.	2	18
HNI Corp.	17	712
Howmet Aerospace, Inc.	88	17,994
Hub Group, Inc. – Class A	27	1,138
Hubbell, Inc. – Class B	128	56,645
Hudson Technologies, Inc. (1)	17	118
Huntington Ingalls Industries, Inc.	104	35,309
Hyliion Holdings Corp. (1)	53	97
Hyster-Yale, Inc.	5	157
IBEX Holdings Ltd. (1)	20	765
ICF International, Inc.	121	10,350
IDEX Corp.	2	365
Ingersoll Rand, Inc.	11	875
Insteel Industries, Inc.	3	111
Interface, Inc. – Class A	342	9,544
Intuitive Machines, Inc. – Class A (1)	46	742
ITT, Inc.	45	7,888
Jacobs Solutions, Inc.	3	430
Janus International Group, Inc. (1)	745	4,875
JB Hunt Transport Services, Inc.	2	408
JBT Marel Corp.	71	10,707
JELD-WEN Holding, Inc. (1)	37	92
JetBlue Airways Corp. (1)	132	601
Johnson Controls International Plc	89	10,714
Kadant, Inc.	19	5,343
KBR, Inc.	58	2,318
Kelly Services, Inc. – Class A	13	116
Kennametal, Inc.	34	964
Kforce, Inc.	1	38
Kirby Corp. (1)	54	5,953
Knight-Swift Transportation Holdings, Inc. – Class A	4	221
Korn Ferry	141	9,304
L3Harris Technologies, Inc.	118	34,691
Landstar System, Inc.	80	11,432
LB Foster Co. – Class A (1)	5	132
Legence Corp. – Class A (1)	182	7,850
Leidos Holdings, Inc.	75	13,524
Leonardo DRS, Inc.	1	37
Lincoln Electric Holdings, Inc.	183	43,964
Loar Holdings, Inc. (1)(2)	0	6
Loomis AB – Class B	98	4,120
LSI Industries, Inc.	3	51
Luxfer Holdings Plc	40	538
Lyft, Inc. – Class A (1)	9	171
Manitowoc Co., Inc. (1)	15	184
ManpowerGroup, Inc.	74	2,213
Marten Transport Ltd.	25	285
Masco Corp.	756	47,982
MasTec, Inc. (1)	1	295
Masterbrand, Inc. (1)	474	5,232
Matrix Service Co. (1)	9	101
Matson, Inc.	14	1,736
Mayville Engineering Co., Inc. (1)	5	93
McGrath RentCorp	3	269
Mercury Systems, Inc. (1)	18	1,303
Microvast Holdings, Inc. (1)	34	96

	Shares (000s)	Value (000s)
Middleby Corp. (1)	1	$193
Miller Industries, Inc.	5	185
MillerKnoll, Inc.	30	547
Mistras Group, Inc. (1)	6	71
Mobile Infrastructure Corp. – Class A (1)	6	16
Montrose Environmental Group, Inc. (1)	15	367
MSA Safety, Inc.	1	159
MSC Industrial Direct Co., Inc. – Class A	110	9,242
Mueller Industries, Inc.	75	8,585
MYR Group, Inc. (1)	25	5,423
NANO Nuclear Energy, Inc. (1)	1	21
National Presto Industries, Inc.	2	244
Net Power, Inc. (1)	17	39
Nextpower, Inc. – Class A (1)	13	1,134
NL Industries, Inc.	5	28
Nordson Corp.	1	352
NPK International, Inc. (1)	37	437
nVent Electric Plc	68	6,980
NWPX Infrastructure, Inc. (1)	4	267
Old Dominion Freight Line, Inc.	130	20,328
OPENLANE, Inc. (1)	47	1,400
Orion Group Holdings, Inc. (1)	14	143
Oshkosh Corp.	80	10,073
Otis Worldwide Corp.	11	932
Owens Corning	59	6,620
Palladyne AI Corp. (1)	14	61
PAMT Corp. (1)	3	35
Pangaea Logistics Solutions Ltd.	15	100
Park Aerospace Corp.	4	90
Parker-Hannifin Corp.	67	59,258
Park-Ohio Holdings Corp.	5	98
Parsons Corp. (1)	1	91
Paychex, Inc.	6	689
Paycom Software, Inc.	1	99
Paylocity Holding Corp. (1)(2)	0	15
Pentair Plc	4	463
Perma-Fix Environmental Services, Inc. (1)	7	84
Pitney Bowes, Inc.	310	3,279
Plug Power, Inc. (1)	501	988
Power Solutions International, Inc. (1)(2)	0	16
Preformed Line Products Co.	1	224
Primoris Services Corp.	2	197
Proficient Auto Logistics, Inc. (1)	146	1,408
Proto Labs, Inc. (1)	11	535
Quad/Graphics, Inc.	6	36
Quanex Building Products Corp.	21	320
Quanta Services, Inc.	1	381
QXO, Inc. (1)	17	324
Radiant Logistics, Inc. (1)	14	89
RB Global, Inc.	168	17,314
RBC Bearings, Inc. (1)	1	300
Regal Rexnord Corp.	244	34,231
Resideo Technologies, Inc. (1)	503	17,661
Resolute Holdings Management, Inc. (1)	1	240
Resources Connection, Inc.	14	70
Robert Half, Inc.	3	73
Rockwell Automation, Inc.	52	20,041
Rush Enterprises, Inc. – Class A	12	664
Rush Enterprises, Inc. – Class B	2	105
RXO, Inc. (1)	319	4,032

The accompanying notes are an integral part of these financial statements.

473

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Ryder System, Inc.	48	$9,119
Safe Bulkers, Inc.	25	123
Saia, Inc. (1)	1	241
Satellogic, Inc. – Class A (1)	7	13
Schneider National, Inc. – Class B	1	35
Science Applications International Corp.	102	10,249
Sensata Technologies Holding Plc	142	4,736
Shoals Technologies Group, Inc. – Class A (1)	63	534
Simpson Manufacturing Co., Inc.	1	172
SiteOne Landscape Supply, Inc. (1)	1	99
Skillsoft Corp. (1)	2	19
SkyWest, Inc. (1)	18	1,813
Snap-on, Inc.	1	483
Southland Holdings, Inc. (1)	7	22
Southwest Airlines Co.	11	467
SS&C Technologies Holdings, Inc.	6	499
StandardAero, Inc. (1)	234	6,700
Standex International Corp.	84	18,260
Stanley Black & Decker, Inc.	4	318
Sun Country Airlines Holdings, Inc. (1)	247	3,560
SunPower, Inc. (1)	24	37
Sunrun, Inc. (1)	100	1,835
T1 Energy, Inc. (1)	59	396
Tecnoglass, Inc.	78	3,939
Tennant Co.	115	8,490
Terex Corp.	29	1,539
Tetra Tech, Inc.	6	195
Textron, Inc.	527	45,942
Thermon Group Holdings, Inc. (1)	13	473
TIC Solutions, Inc. (1)	68	687
Timken Co.	283	23,840
Titan International, Inc. (1)	22	171
Titan Machinery, Inc. (1)	9	136
Toro Co.	88	6,954
Transcat, Inc. (1)	2	122
TransUnion	142	12,212
Trex Co., Inc. (1)	3	99
TriNet Group, Inc.	251	14,869
Trinity Industries, Inc.	19	498
TrueBlue, Inc. (1)	14	65
TTEC Holdings, Inc. (1)	10	35
Tutor Perini Corp.	20	1,331
UFP Industries, Inc.	138	12,527
U-Haul Holding Co. – Class B	2	83
UniFirst Corp.	13	2,486
United Airlines Holdings, Inc. (1)	100	11,153
United Rentals, Inc.	2	1,407
Universal Logistics Holdings, Inc.	3	49
Upwork, Inc. (1)	270	5,353
V2X, Inc. (1)	9	516
Valmont Industries, Inc.	40	16,016
Veralto Corp.	4	391
Verisk Analytics, Inc. – Class A	2	337
Vertiv Holdings Co. – Class A	42	6,850
Vestis Corp.	52	349
Virco Mfg. Corp.	6	37
Voyager Technologies, Inc. – Class A (1)	2	44
VSE Corp.	1	249
Wabash National Corp.	18	158

	Shares (000s)	Value (000s)
Watsco, Inc.	1	$323
Watts Water Technologies, Inc. – Class A	56	15,329
Werner Enterprises, Inc.	23	681
WESCO International, Inc.	100	24,562
Westinghouse Air Brake Technologies Corp.	5	993
Willdan Group, Inc. (1)	2	204
Willis Lease Finance Corp.	1	162
WillScot Holdings Corp. – Class A	4	69
Woodward, Inc.	2	496
Worthington Enterprises, Inc.	9	490
WW Grainger, Inc. (2)	0	180
XPO, Inc. (1)	114	15,467
Xylem, Inc.	7	911

Total Industrials		1,773,856

Information Technology – 9.68%
8x8, Inc. (1)	61	120
908 Devices, Inc. (1)	3	17
A10 Networks, Inc.	5	92
ACI Worldwide, Inc. (1)	199	9,515
ACM Research, Inc. – Class A (1)	102	4,028
Adeia, Inc.	6	101
Advanced Energy Industries, Inc.	134	28,046
Aehr Test Systems (1)	2	46
Aeluma, Inc. (1)	5	88
Airship AI Holdings, Inc. (1)	3	9
Akamai Technologies, Inc. (1)	4	339
Allegro MicroSystems, Inc. (1)	4	94
Alpha & Omega Semiconductor Ltd. (1)	11	224
Ambiq Micro, Inc. (1)	1	20
Amdocs Ltd.	78	6,256
Amkor Technology, Inc.	245	9,658
Applied Digital Corp. (1)	26	629
Applied Optoelectronics, Inc. (1)	6	193
Arrow Electronics, Inc. (1)	187	20,558
Arteris, Inc. (1)	12	189
ASGN, Inc. (1)	19	905
Aurora Innovation, Inc. – Class A (1)	32	123
Aviat Networks, Inc. (1)	5	111
Avnet, Inc.	118	5,671
Axcelis Technologies, Inc. (1)	115	9,252
Bel Fuse, Inc. – Class A	1	111
Bel Fuse, Inc. – Class B	44	7,529
Belden, Inc.	115	13,411
Benchmark Electronics, Inc.	16	688
BigBear.ai Holdings, Inc. (1)	148	802
BILL Holdings, Inc. (1)	2	121
Bit Digital, Inc. (1)	141	266
Blackbaud, Inc. (1)	3	215
Blaize Holdings, Inc. (1)	11	22
Box, Inc. – Class A (1)	14	417
CCC Intelligent Solutions Holdings, Inc. (1)	16	125
CDW Corp.	150	20,469
Cerence, Inc. (1)	13	136
CEVA, Inc. (1)	2	34
Chaince Digital Holdings, Inc. (1)	15	72
Check Point Software Technologies Ltd. (1)	96	17,749
Ciena Corp. (1)	83	19,356
Cipher Mining, Inc. (1)	145	2,139
Circle Internet Group, Inc. – Class A (1)	1	85

The accompanying notes are an integral part of these financial statements.

474

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Cirrus Logic, Inc. (1)	77	$9,089
Cleanspark, Inc. (1)	125	1,261
Clearfield, Inc. (1)	3	80
Cognex Corp.	5	162
Cognizant Technology Solutions Corp. – Class A	13	1,098
Coherent Corp. (1)	131	24,150
Cohu, Inc. (1)	21	482
CommScope Holding Co., Inc. (1)	37	678
CompoSecure, Inc. – Class A (1)	3	65
Consensus Cloud Solutions, Inc. (1)	9	193
Core Scientific, Inc. (1)	23	329
Corning, Inc.	21	1,871
Corsair Gaming, Inc. (1)	21	123
Crane NXT Co.	1	62
CS Disco, Inc. (1)	3	22
CTS Corp.	11	461
Daily Journal Corp. (1)(2)	0	68
Daktronics, Inc. (1)	14	270
Dell Technologies, Inc. – Class C	50	6,290
Diebold Nixdorf, Inc. (1)	1	53
Digi International, Inc. (1)	165	7,147
Digital Turbine, Inc. (1)	18	88
Diodes, Inc. (1)	20	1,010
Docusign, Inc. – Class A (1)	1	88
Dolby Laboratories, Inc. – Class A	2	102
Domo, Inc. – Class B (1)	2	19
Dropbox, Inc. – Class A (1)	377	10,478
DXC Technology Co. (1)	120	1,753
Eastman Kodak Co. (1)	22	186
eGain Corp. (1)	3	28
Entegris, Inc.	3	287
EPAM Systems, Inc. (1)	78	15,912
ePlus, Inc.	160	14,007
Expensify, Inc. – Class A (1)	14	20
F5, Inc. (1)	2	404
Fabrinet (1)	14	6,167
Fair Isaac Corp. (1)(2)	0	188
Fastly, Inc. – Class A (1)	63	639
First Solar, Inc. (1)	3	729
Flex Ltd. (1)	183	11,056
FormFactor, Inc. (1)	191	10,642
Gen Digital, Inc.	870	23,642
GlobalFoundries, Inc. (1)	3	98
Globant SA (1)	1	71
GoDaddy, Inc. – Class A (1)	62	7,750
Grid Dynamics Holdings, Inc. (1)	7	60
Hackett Group, Inc.	1	17
Harmonic, Inc. (1)	38	381
Hewlett Packard Enterprise Co.	469	11,254
HP, Inc.	442	9,851
Hut 8 Corp. (1)	43	1,975
I3 Verticals, Inc. – Class A (1)	10	252
Ichor Holdings Ltd. (1)	15	283
Immersion Corp.	14	95
indie Semiconductor, Inc. – Class A (1)	53	187
Information Services Group, Inc.	13	73
Ingram Micro Holding Corp.	212	4,514
Inseego Corp. (1)	5	48
Insight Enterprises, Inc. (1)	87	7,053

	Shares (000s)	Value (000s)
InterDigital, Inc.	45	$14,297
IPG Photonics Corp. (1)	1	45
Itron, Inc. (1)	50	4,672
Jabil, Inc.	68	15,513
Keysight Technologies, Inc. (1)	134	27,138
Kimball Electronics, Inc. (1)	11	309
Knowles Corp. (1)	35	748
Kulicke & Soffa Industries, Inc.	141	6,407
Kyndryl Holdings, Inc. (1)	6	156
Lattice Semiconductor Corp. (1)	1	44
Littelfuse, Inc.	1	168
Lumentum Holdings, Inc. (1)	2	657
MACOM Technology Solutions Holdings, Inc. (1)	1	224
MARA Holdings, Inc. (1)	491	4,410
Marvell Technology, Inc.	319	27,150
MaxLinear, Inc. – Class A (1)	33	568
Methode Electronics, Inc.	16	104
Microchip Technology, Inc.	321	20,483
MicroVision, Inc. (1)	43	36
Mirion Technologies, Inc. – Class A (1)	1,168	27,352
Mitek Systems, Inc. (1)	17	179
MKS, Inc.	2	294
MongoDB, Inc. – Class A (1)	2	826
Monolithic Power Systems, Inc.	45	41,091
N-able, Inc. (1)	33	247
Navitas Semiconductor Corp. – Class A (1)	59	423
nCino, Inc. (1)	212	5,423
NCR Voyix Corp. (1)	62	635
Neonode, Inc. (1)	1	1
NetApp, Inc.	213	22,805
NETGEAR, Inc. (1)	12	303
NetScout Systems, Inc. (1)	218	5,887
nLight, Inc. (1)	19	726
Nutanix, Inc. – Class A (1)	5	272
Okta, Inc. – Class A (1)	3	241
ON Semiconductor Corp. (1)	11	607
ON24, Inc. (1)	18	139
OneSpan, Inc.	14	181
Onto Innovation, Inc. (1)	1	161
Opera Ltd. – ADR	146	2,065
PAR Technology Corp. (1)	8	277
PC Connection, Inc.	5	303
Pegasystems, Inc.	2	92
Penguin Solutions, Inc. (1)	23	452
Photronics, Inc. (1)	217	6,933
Plexus Corp. (1)	176	25,896
Porch Group, Inc. (1)	8	71
Powerfleet, Inc. (1)	56	298
Progress Software Corp. (1)	65	2,805
PTC, Inc. (1)	3	502
Pure Storage, Inc. – Class A (1)	1	86
Qnity Electronics, Inc.	83	6,743
Qorvo, Inc. (1)	56	4,730
Rackspace Technology, Inc. (1)	26	25
Ralliant Corp.	3	160
Rambus, Inc. (1)	67	6,150
Ribbon Communications, Inc. (1)	45	130
Richardson Electronics Ltd.	6	65
Rimini Street, Inc. (1)	19	73

The accompanying notes are an integral part of these financial statements.

475

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
RingCentral, Inc. – Class A (1)	106	$3,056
Riot Platforms, Inc. (1)	808	10,235
Rogers Corp. (1)	8	733
Rubrik, Inc. – Class A (1)	1	113
SailPoint, Inc. (1)	2	32
Sandisk Corp. (1)	120	28,478
Sanmina Corp. (1)	13	1,933
ScanSource, Inc. (1)	85	3,323
Seagate Technology Holdings Plc	36	10,013
SentinelOne, Inc. – Class A (1)	2	36
Silvaco Group, Inc. (1)	5	20
Skyworks Solutions, Inc.	4	255
Super Micro Computer, Inc. (1)	8	223
Synaptics, Inc. (1)	16	1,171
TD SYNNEX Corp.	56	8,399
TE Connectivity Plc	35	8,002
Teledyne Technologies, Inc. (1)	21	10,933
Telos Corp. (1)	23	120
Teradata Corp. (1)	74	2,245
Teradyne, Inc.	4	830
Terawulf, Inc. (1)	7	85
Trimble, Inc. (1)	7	513
TTM Technologies, Inc. (1)	157	10,840
Tucows, Inc. – Class A (1)	3	57
Turtle Beach Corp. (1)	2	30
Twilio, Inc. – Class A (1)	3	454
Tyler Technologies, Inc. (1)(2)	0	89
UiPath, Inc. – Class A (1)	11	184
Ultra Clean Holdings, Inc. (1)	18	467
Unisys Corp. (1)	8	22
Unity Software, Inc. (1)	8	367
Universal Display Corp.	1	137
Veeco Instruments, Inc. (1)	26	754
VeriSign, Inc.	71	17,301
Via Transportation, Inc. – Class A (1)	1	25
Viasat, Inc. (1)	55	1,900
Vishay Intertechnology, Inc.	54	782
Vishay Precision Group, Inc. (1)	6	214
Vontier Corp.	540	20,077
Western Digital Corp.	45	7,808
Whitefiber, Inc. (1)	2	29
Wix.com Ltd. (1)	120	12,474
Xerox Holdings Corp.	55	131
Xperi, Inc. (1)	20	118
Zebra Technologies Corp. – Class A (1)	59	14,448
Zoom Communications, Inc. – Class A (1)	54	4,643

Total Information Technology		848,269

Materials – 5.28%
AdvanSix, Inc.	11	196
Albemarle Corp.	3	456
Alcoa Corp.	7	373
Alpha Metallurgical Resources, Inc. (1)	4	732
Amcor Plc	63	526
American Battery Technology Co. (1)	24	80
American Vanguard Corp. (1)	12	47
Anglogold Ashanti Plc	12	1,034
AptarGroup, Inc.	2	215
Ardagh Metal Packaging SA	45	184
Arq, Inc. (1)	13	44

	Shares (000s)	Value (000s)
Ascent Industries Co. (1)	3	$55
Ashland, Inc.	501	29,421
Aspen Aerogels, Inc. (1)	29	83
Avery Dennison Corp.	2	384
Avient Corp.	613	19,142
Axalta Coating Systems Ltd. (1)	6	189
Ball Corp.	300	15,890
Cabot Corp.	41	2,697
Caledonia Mining Corp. Plc	8	197
Celanese Corp. – Class A	3	126
CF Industries Holdings, Inc.	285	22,048
Chemours Co.	346	4,079
Clearwater Paper Corp. (1)	7	129
Cleveland-Cliffs, Inc. (1)	15	202
Coeur Mining, Inc. (1)	143	2,545
Commercial Metals Co.	238	16,494
Compass Minerals International, Inc. (1)	4	79
Constellium SE – Class A (1)	39	726
Core Molding Technologies, Inc. (1)	4	79
Corteva, Inc.	19	1,255
Critical Metals Corp. (1)	12	86
Crown Holdings, Inc.	48	4,950
Dow, Inc.	19	452
DuPont de Nemours, Inc.	34	1,386
Eagle Materials, Inc.	1	171
Eastman Chemical Co.	82	5,212
Ecovyst, Inc. (1)	50	490
Element Solutions, Inc.	950	23,752
Ferroglobe Plc	54	250
Flotek Industries, Inc. (1)	5	87
FMC Corp.	3	48
Freeport-McMoRan, Inc.	319	16,188
Friedman Industries, Inc.	3	59
Graphic Packaging Holding Co.	1,384	20,839
Greif, Inc. – Class A	11	758
Greif, Inc. – Class B	2	172
HB Fuller Co.	157	9,359
Hecla Mining Co.	216	4,151
Huntsman Corp.	4	44
Ingevity Corp. (1)	136	8,059
Innospec, Inc.	10	784
International Flavors & Fragrances, Inc.	7	474
International Paper Co.	169	6,667
Intrepid Potash, Inc. (1)	5	127
Ivanhoe Electric, Inc. (1)	7	111
James Hardie Industries Plc (1)	1	30
Kaiser Aluminum Corp.	3	398
Knife River Corp. (1)	116	8,154
Koppers Holdings, Inc.	93	2,512
Kronos Worldwide, Inc.	10	45
Louisiana-Pacific Corp.	70	5,644
LSB Industries, Inc. (1)	24	203
LyondellBasell Industries NV – Class A	7	306
Magnera Corp. (1)	14	213
Martin Marietta Materials, Inc.	23	14,215
Materion Corp.	7	918
Mativ Holdings, Inc.	25	301
Metallus, Inc. (1)	17	289
Minerals Technologies, Inc.	132	8,054
Mosaic Co.	187	4,508

The accompanying notes are an integral part of these financial statements.

476

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
MP Materials Corp. (1)	4	$182
Myers Industries, Inc.	14	262
NewMarket Corp.	12	8,077
Novagold Resources, Inc. (1)	10	95
Nucor Corp.	178	29,035
O-I Glass, Inc. (1)	53	776
Olin Corp.	3	63
Olympic Steel, Inc.	5	194
OR Royalties, Inc.	283	10,014
Orion SA	24	128
Packaging Corp. of America	104	21,408
Perimeter Solutions, Inc. (1)	62	1,704
PPG Industries, Inc.	6	633
Quaker Chemical Corp.	72	9,953
Ranpak Holdings Corp. – Class A (1)	20	109
Rayonier Advanced Materials, Inc. (1)	30	177
Reliance, Inc.	70	20,334
Royal Gold, Inc.	2	498
RPM International, Inc.	3	359
Ryerson Holding Corp.	12	314
Scotts Miracle-Gro Co.	1	69
Sealed Air Corp.	115	4,764
Silgan Holdings, Inc.	250	10,105
Smurfit WestRock Plc	14	550
Sonoco Products Co.	134	5,861
SSR Mining, Inc. (1)	91	1,985
Steel Dynamics, Inc.	40	6,825
Stepan Co.	10	458
SunCoke Energy, Inc.	318	2,290
Sylvamo Corp.	114	5,508
Titan America SA (1)	215	3,545
Tredegar Corp. (1)	12	87
TriMas Corp.	214	7,591
Trinseo Plc	16	8
Tronox Holdings Plc – Class A	55	228
USA Rare Earth, Inc. (1)	20	234
Valhi, Inc.	1	15
Vulcan Materials Co.	106	30,212
Warrior Met Coal, Inc.	23	2,049
Westlake Corp.	71	5,230
Worthington Steel, Inc.	15	518

Total Materials		462,620

Real Estate – 6.37%
Acadia Realty Trust	535	10,986
Agree Realty Corp.	3	218
Alexander & Baldwin, Inc.	33	678
Alexandria Real Estate Equities, Inc.	5	230
Alpine Income Property Trust, Inc.	6	94
American Assets Trust, Inc.	212	4,016
American Healthcare REIT, Inc.	67	3,154
American Homes 4 Rent – Class A	9	296
American Realty Investors, Inc. (1)	1	10
Americold Realty Trust, Inc.	773	9,940
Anywhere Real Estate, Inc. (1)	48	677
Apartment Investment & Management Co. – Class A	27	159
Apple Hospitality REIT, Inc.	523	6,196
Armada Hoffler Properties, Inc.	36	239
AvalonBay Communities, Inc.	4	709

	Shares (000s)	Value (000s)
Braemar Hotels & Resorts, Inc.	26	$74
Brandywine Realty Trust	295	862
Brixmor Property Group, Inc.	470	12,324
Broadstone Net Lease, Inc. – Class A	331	5,741
BRT Apartments Corp.	6	83
BXP, Inc.	218	14,722
Camden Property Trust	3	319
CareTrust REIT, Inc.	91	3,277
CBL & Associates Properties, Inc.	2	74
CBRE Group, Inc. – Class A (1)	7	1,165
Centerspace	175	11,684
Chatham Lodging Trust	128	869
City Office REIT, Inc.	19	133
Clipper Realty, Inc.	6	22
Community Healthcare Trust, Inc.	12	196
COPT Defense Properties	51	1,417
CoStar Group, Inc. (1)	10	679
Cousins Properties, Inc.	544	14,023
Crown Castle, Inc.	12	1,059
CTO Realty Growth, Inc.	14	257
CubeSmart	539	19,427
Curbline Properties Corp.	44	1,010
Cushman & Wakefield Ltd. (1)	2,355	38,130
DiamondRock Hospitality Co.	41	370
Digital Realty Trust, Inc.	9	1,459
Diversified Healthcare Trust	98	477
Douglas Elliman, Inc. (1)	35	84
Douglas Emmett, Inc.	474	5,205
Easterly Government Properties, Inc. – Class A	19	403
EastGroup Properties, Inc.	75	13,400
Elme Communities	39	680
Empire State Realty Trust, Inc. – Class A	62	406
EPR Properties	234	11,677
Equity LifeStyle Properties, Inc.	184	11,171
Equity Residential	161	10,148
Essential Properties Realty Trust, Inc.	432	12,803
Essex Property Trust, Inc.	42	10,904
Extra Space Storage, Inc.	166	21,669
Farmland Partners, Inc.	18	172
Federal Realty Investment Trust	2	232
Fermi, Inc. (1)	1	8
First Industrial Realty Trust, Inc.	4	203
Forestar Group, Inc. (1)	9	210
Four Corners Property Trust, Inc.	341	7,854
Franklin Street Properties Corp.	34	32
FrontView REIT, Inc.	9	139
FRP Holdings, Inc. (1)	6	127
Gaming & Leisure Properties, Inc.	95	4,243
Getty Realty Corp.	24	644
Gladstone Commercial Corp.	15	160
Gladstone Land Corp.	14	132
Global Medical REIT, Inc.	6	186
Global Net Lease, Inc.	88	758
Healthcare Realty Trust, Inc. – Class A	9	153
Healthpeak Properties, Inc.	19	308
Highwoods Properties, Inc.	192	4,960
Host Hotels & Resorts, Inc.	306	5,417
Howard Hughes Holdings, Inc. (1)	1	68
Hudson Pacific Properties, Inc. (1)	24	262

The accompanying notes are an integral part of these financial statements.

477

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Independence Realty Trust, Inc.	773	$13,517
Industrial Logistics Properties Trust	25	140
Innovative Industrial Properties, Inc. – Class A	48	2,272
InvenTrust Properties Corp.	35	987
Invitation Homes, Inc.	17	460
Iron Mountain, Inc.	8	664
JBG SMITH Properties	27	453
Jones Lang LaSalle, Inc. (1)	1	319
Kennedy-Wilson Holdings, Inc.	53	517
Kilroy Realty Corp.	3	121
Kimco Realty Corp.	18	365
Kite Realty Group Trust	98	2,344
Lamar Advertising Co. – Class A	142	17,930
Lineage, Inc.	2	68
Logistic Properties Of The Americas (1)	3	8
LTC Properties, Inc.	110	3,797
LXP Industrial Trust	26	1,298
Macerich Co.	114	2,102
Marcus & Millichap, Inc.	11	298
Medical Properties Trust, Inc.	14	68
Mid-America Apartment Communities, Inc.	108	15,040
Millrose Properties, Inc.	4	127
Modiv Industrial, Inc. – Class C	4	61
National Health Investors, Inc.	16	1,242
National Storage Affiliates Trust	2	50
NET Lease Office Properties	7	173
NETSTREIT Corp.	28	498
Newmark Group, Inc. – Class A	66	1,153
NexPoint Diversified Real Estate Trust	16	59
NexPoint Residential Trust, Inc.	7	216
NNN REIT, Inc.	5	201
Omega Healthcare Investors, Inc.	105	4,649
One Liberty Properties, Inc.	8	161
Outfront Media, Inc.	264	6,365
Park Hotels & Resorts, Inc.	6	61
Peakstone Realty Trust	17	248
Pebblebrook Hotel Trust	53	598
Phillips Edison & Co., Inc.	46	1,652
Piedmont Realty Trust, Inc. – Class A	249	2,075
Plymouth Industrial REIT, Inc.	19	411
Postal Realty Trust, Inc. – Class A	10	161
PotlatchDeltic Corp.	382	15,187
Rayonier, Inc.	4	96
Realty Income Corp.	25	1,414
Regency Centers Corp.	222	15,340
REX Holdings, Inc. – Class A (1)	10	74
Rexford Industrial Realty, Inc.	222	8,604
RLJ Lodging Trust	62	463
RMR Group, Inc. – Class A	8	113
Ryman Hospitality Properties, Inc.	228	21,599
Sabra Health Care REIT, Inc.	533	10,088
Safehold, Inc.	26	352
Saul Centers, Inc.	1	16
SBA Communications Corp. – Class A	90	17,380
Seaport Entertainment Group, Inc. (1)	3	67
Service Properties Trust	70	129
Sila Realty Trust, Inc.	25	581
Simon Property Group, Inc.	158	29,211
SITE Centers Corp.	24	153

	Shares (000s)	Value (000s)
SL Green Realty Corp.	32	$1,471
Smartstop Self Storage REIT, Inc.	522	16,163
STAG Industrial, Inc.	5	187
Stratus Properties, Inc. (1)	3	70
Strawberry Fields REIT, Inc.	2	20
Summit Hotel Properties, Inc.	47	231
Sun Communities, Inc.	3	337
Sunstone Hotel Investors, Inc.	76	679
Tanger, Inc.	5	161
Tejon Ranch Co. (1)	10	153
Terreno Realty Corp.	178	10,460
Transcontinental Realty Investors, Inc. (1)	1	56
UDR, Inc.	8	309
UMH Properties, Inc.	109	1,729
Universal Health Realty Income Trust	1	34
Urban Edge Properties	406	7,789
Ventas, Inc.	137	10,564
Veris Residential, Inc.	35	515
VICI Properties, Inc. – Class A	310	8,713
Vornado Realty Trust	5	165
Weyerhaeuser Co.	20	474
Whitestone REIT – Class B	20	280
WP Carey, Inc.	6	384
Xenia Hotels & Resorts, Inc.	37	516
Zillow Group, Inc. – Class A (1)	1	91
Zillow Group, Inc. – Class C(1)	4	306

Total Real Estate		557,926

Utilities – 5.09%
AES Corp.	20	281
Alliant Energy Corp.	627	40,783
Ameren Corp.	7	732
American States Water Co.	6	431
American Water Works Co., Inc.	5	697
Atmos Energy Corp.	4	733
Avista Corp.	36	1,403
Black Hills Corp.	33	2,279
Brookfield Infrastructure Corp. – Class A	225	10,204
Brookfield Renewable Corp.	4	144
California Water Service Group	27	1,149
CenterPoint Energy, Inc.	229	8,767
Chesapeake Utilities Corp.	7	860
Clearway Energy, Inc. – Class A	1	26
Clearway Energy, Inc. – Class C	2	77
CMS Energy Corp.	576	40,261
Consolidated Edison, Inc.	10	982
Consolidated Water Co. Ltd.	5	174
DTE Energy Co.	160	20,620
Edison International	71	4,238
Entergy Corp.	163	15,094
Essential Utilities, Inc.	8	295
Evergy, Inc.	554	40,169
Eversource Energy	129	8,677
Exelon Corp.	28	1,207
FirstEnergy Corp.	259	11,599
Genie Energy Ltd. – Class B	9	126
H2O America	15	722
Hallador Energy Co. (1)	1	21
Hawaiian Electric Industries, Inc. (1)	77	953
IDACORP, Inc. – Class Rights	2	192

The accompanying notes are an integral part of these financial statements.

478

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
MDU Resources Group, Inc.	262	$5,107
MGE Energy, Inc.	81	6,357
Middlesex Water Co.	7	340
Montauk Renewables, Inc. (1)	24	41
National Fuel Gas Co.	140	11,189
New Jersey Resources Corp.	243	11,196
NiSource, Inc.	13	542
Northwest Natural Holding Co.	18	849
Northwestern Energy Group, Inc.	190	12,266
NRG Energy, Inc.	34	5,358
OGE Energy Corp.	360	15,360
Oklo, Inc. – Class A (1)	37	2,667
ONE Gas, Inc.	259	20,040
Ormat Technologies, Inc.	27	3,016
Otter Tail Corp.	91	7,391
PG&E Corp.	60	967
Pinnacle West Capital Corp.	3	286
Portland General Electric Co.	300	14,416
PPL Corp.	20	705
Public Service Enterprise Group, Inc.	14	1,101
Pure Cycle Corp. (1)	8	90
RGC Resources, Inc.	4	79
Southwest Gas Holdings, Inc.	29	2,320
Spire, Inc.	156	12,881
Talen Energy Corp. (1)	34	12,564
TXNM Energy, Inc.	45	2,646
UGI Corp.	819	30,663
Unitil Corp.	8	369
WEC Energy Group, Inc.	386	40,757
Xcel Energy, Inc.	138	10,229
York Water Co.	5	164

Total Utilities		445,852

Total Common Stocks (Cost: $6,794,199)		8,578,067

WARRANTS – 0.00% (3)
Healthcare – 0.00% (3)
Pulse Biosciences, Inc., expires 06/27/2029 (1)	1	1

Total Healthcare		1

Total Warrants (Cost: $0)		1

	Shares (000s)		Value (000s)
SHORT-TERM INVESTMENTS – 1.95%
Money Market Funds – 1.90%
JP Morgan U.S. Government Money Market Fund – Class IM, 3.72% (4)		166,539	$166,539

Total Money Market Funds (Cost: $166,539)			166,539

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.05%
Citibank, New York, 3.13% due 01/02/2026		$30	30
JP Morgan, New York, 3.13% due 01/02/2026		2,140	2,140
Royal Bank of Canada, Toronto, 1.33% due 01/02/2026(2)	CAD	0	0
Royal Bank of Canada, Toronto, 3.13% due 01/02/2026		$1,224	1,224
Skandinaviska Enskilda Banken AB, Stockholm, -3.79% due 01/02/2026(2)	SEK	0	0
Sumitomo Trust Bank, London, 3.13% due 01/02/2026		$1,016	1,016

Total Time Deposits (Cost: $4,410)			4,410

Total Short-Term Investments (Cost: $170,949)			170,949

TOTAL INVESTMENTS IN SECURITIES – 99.86% (Cost: $6,965,148)			8,749,017

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.14%			12,558

TOTAL NET ASSETS – 100.00%			$8,761,575

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

CAD Canadian Dollar

SEK Swedish Krona

(1)	Non-income producing security.

(2)	A zero balance may reflect actual amounts rounding to less than one thousand.

(3)	Amount calculated is less than 0.005%.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

(5)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $11, which represents 0.00% of total net assets.

(6)	Security that is restricted at December 31, 2025. The value of these securities totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of these financial statements.

479

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
10	E-mini Russell 1000 Future	Mar. 2026	$1,045	$1,040	$(5)
37	E-mini Russell 2000 Future	Mar. 2026	4,724	4,622	(102)
2	S&P MidCap 400 E-mini Future	Mar. 2026	675	665	(10)

					$(117)

The accompanying notes are an integral part of these financial statements.

480

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

December 31, 2025 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.72%
Communication Services – 2.24%
AST SpaceMobile, Inc. – Class A (1)	10	$756
Atlanta Braves Holdings, Inc. – Class C (1)	23	924
Cable One, Inc.	7	744
Criteo SA – ADR (1)	233	4,797
EchoStar Corp. – Class A (1)	10	1,078
Frontier Communications Parent, Inc. (1)	12	442
GCI Liberty, Inc. – Class C (1)	1	34
Liberty Media Corp.-Liberty Formula One – Class C (1)	28	2,804
Lumen Technologies, Inc. (1)	97	752
Madison Square Garden Sports Corp. – Class A (1)	1	132
News Corp. – Class B	1	43
Nexstar Media Group, Inc. – Class A	72	14,555
NIQ Global Intelligence Plc (1)	46	756
Omnicom Group, Inc. (2)	0	27
Pinterest, Inc. – Class A (1)	232	6,007
Reddit, Inc. – Class A (1)	25	5,735
ROBLOX Corp. – Class A (1)	42	3,428
Roku, Inc. – Class A (1)	118	12,760
Scholastic Corp.	33	974
Shutterstock, Inc.	21	395
Sphere Entertainment Co. (1)	1	110
Spotify Technology SA (1)	2	1,267
Take-Two Interactive Software, Inc. (1)	14	3,621
TEGNA, Inc.	35	679
Telephone & Data Systems, Inc.	23	924
Webtoon Entertainment, Inc. (1)	45	585

Total Communication Services		64,329

Consumer Discretionary – 9.44%
Abercrombie & Fitch Co. – Class A (1)	2	232
Adient Plc (1)	88	1,685
ADT, Inc.	990	7,987
Adtalem Global Education, Inc. (1)	1	80
Amer Sports, Inc. (1)	95	3,534
Aptiv Plc (1)	104	7,935
Aramark	14	531
Asbury Automotive Group, Inc. (1)	1	262
AutoNation, Inc. (1)	31	6,422
AutoZone, Inc. (1)	3	8,658
Bath & Body Works, Inc.	347	6,965
Best Buy Co., Inc.	3	205
Boot Barn Holdings, Inc. (1)	5	892
BorgWarner, Inc.	198	8,927
Bright Horizons Family Solutions, Inc. (1)	55	5,590
Brunswick Corp.	73	5,453
Burlington Stores, Inc. (1)	10	3,003
CarMax, Inc. (1)	31	1,208
Carter’s, Inc.	18	598
Carvana Co. – Class A (1)	17	7,173
Century Communities, Inc.	3	193
Champion Homes, Inc. (1)	10	858
Chipotle Mexican Grill, Inc. – Class A (1)	27	997
Churchill Downs, Inc.	9	1,052
Coupang, Inc. – Class A (1)	24	562
Darden Restaurants, Inc.	5	847

	Shares (000s)	Value (000s)
Dave & Buster’s Entertainment, Inc. (1)	1	$11
Deckers Outdoor Corp. (1)	14	1,440
Dick’s Sporting Goods, Inc.	8	1,577
Dillard’s, Inc. – Class A	2	950
Dine Brands Global, Inc.	23	729
Domino’s Pizza, Inc.	3	1,112
DoorDash, Inc. – Class A (1)	17	3,760
Dorman Products, Inc. (1)	4	516
DR Horton, Inc.	49	7,071
Driven Brands Holdings, Inc. (1)	25	377
Dutch Bros, Inc. – Class A (1)	79	4,851
eBay, Inc.	2	168
Expedia Group, Inc.	2	640
Five Below, Inc. (1)	7	1,240
Flutter Entertainment Plc (1)	12	2,520
Frontdoor, Inc. (1)	20	1,130
GameStop Corp. – Class A (1)	15	309
Garmin Ltd.	12	2,377
G-III Apparel Group Ltd.	14	395
Gildan Activewear, Inc. – Class A	4	257
Global Business Travel Group I (1)	135	1,035
Golden Entertainment, Inc.	26	702
Graham Holdings Co. – Class B (2)	0	65
Green Brick Partners, Inc. (1)	1	80
Group 1 Automotive, Inc.	10	4,100
Hasbro, Inc.	71	5,857
Hilton Worldwide Holdings, Inc.	29	8,425
Hyatt Hotels Corp. – Class A	10	1,571
Installed Building Products, Inc.	12	3,211
KB Home	15	872
Las Vegas Sands Corp.	9	566
Laureate Education, Inc. – Class A (1)	246	8,266
La-Z-Boy, Inc.	1	24
Lear Corp.	8	865
LGI Homes, Inc. (1)	12	532
Liberty Live Holdings, Inc. – Class C (1)	1	76
Lithia Motors, Inc. – Class A	1	206
Macy’s, Inc.	20	443
Meritage Homes Corp.	4	249
Murphy USA, Inc.	3	1,313
Newell Brands, Inc.	238	884
Norwegian Cruise Line Holdings Ltd. (1)	14	306
Ollie’s Bargain Outlet Holdings, Inc. (1)	5	494
On Holding AG – Class A (1)	146	6,798
Patrick Industries, Inc.	1	125
Penske Automotive Group, Inc. (2)	0	52
Phinia, Inc.	13	826
Planet Fitness, Inc. – Class A (1)	37	4,014
PulteGroup, Inc.	28	3,248
PVH Corp.	73	4,862
Ralph Lauren Corp. – Class A	8	2,777
Red Rock Resorts, Inc. – Class A	122	7,541
RH (1)	19	3,484
Ross Stores, Inc.	11	2,031
Royal Caribbean Cruises Ltd.	26	7,273
Rush Street Interactive, Inc. (1)	39	749
SharkNinja, Inc. (1)	88	9,802
Signet Jewelers Ltd.	11	888
Somnigroup International, Inc.	88	7,883
Sonic Automotive, Inc. – Class A	1	71

The accompanying notes are an integral part of these financial statements.

481

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Sonos, Inc. (1)	68	$1,188
Stride, Inc. (1)	14	916
Tapestry, Inc.	109	13,894
Taylor Morrison Home Corp. – Class A (1)	46	2,684
Texas Roadhouse, Inc. – Class A	34	5,717
Thor Industries, Inc.	12	1,267
TopBuild Corp. (1)	4	1,844
Tractor Supply Co.	76	3,809
Travel + Leisure Co.	1	68
Ulta Beauty, Inc. (1)	7	4,276
United Parks & Resorts, Inc. (1)	17	627
Urban Outfitters, Inc. (1)	2	154
Valvoline, Inc. (1)	38	1,118
Victoria’s Secret & Co. (1)	10	563
Viking Holdings Ltd. (1)	47	3,326
Visteon Corp.	8	784
Williams-Sonoma, Inc.	12	2,159
Wingstop, Inc.	5	1,257
Wyndham Hotels & Resorts, Inc.	8	608
Wynn Resorts Ltd.	66	7,884
XPEL, Inc. (1)	14	689
Yum! Brands, Inc. (2)	0	25

Total Consumer Discretionary		270,702

Consumer Staples – 3.02%
Albertsons Companies, Inc. – Class A	76	1,304
Andersons, Inc.	4	237
BellRing Brands, Inc. (1)	26	699
BJ’s Wholesale Club Holdings, Inc. (1)	116	10,403
Cal-Maine Foods, Inc.	14	1,145
Casey’s General Stores, Inc.	17	9,294
Celsius Holdings, Inc. (1)	176	8,056
Central Garden & Pet Co. – Class A (1)	8	235
Church & Dwight Co., Inc.	89	7,495
Coca-Cola Consolidated, Inc.	7	1,019
Dollar General Corp.	9	1,160
Dollar Tree, Inc. (1)	74	9,106
elf Beauty, Inc. (1)	8	622
Flowers Foods, Inc.	103	1,122
Ingles Markets, Inc. – Class A	11	739
Kenvue, Inc.	41	700
Keurig Dr Pepper, Inc.	513	14,378
Kroger Co.	5	325
Nature’s Sunshine Products, Inc. (1)	12	266
Nomad Foods Ltd.	505	6,313
Performance Food Group Co. (1)	19	1,705
Post Holdings, Inc. (1)	3	248
PriceSmart, Inc.	1	162
Primo Brands Corp. – Class A	168	2,741
Reynolds Consumer Products, Inc.	23	519
Universal Corp.	2	79
Village Super Market, Inc. – Class A	1	24
WD-40 Co.	33	6,408

Total Consumer Staples		86,504

Energy – 4.35%
Antero Resources Corp. (1)	19	660
Archrock, Inc.	71	1,855
Baker Hughes Co. – Class A	228	10,398
Bristow Group, Inc. (1)	19	699
California Resources Corp.	22	995

	Shares (000s)	Value (000s)
Cameco Corp.	16	$1,504
Cheniere Energy, Inc.	16	3,038
CNX Resources Corp. (1)	212	7,807
Comstock Resources, Inc. (1)	26	609
Core Laboratories, Inc.	43	694
Core Natural Resources, Inc.	7	592
Coterra Energy, Inc.	29	764
Crescent Energy Co. – Class A	182	1,523
CVR Energy, Inc.	22	555
Diamondback Energy, Inc.	3	418
Diversified Energy Co.	31	450
Dorian LPG Ltd.	5	132
Encore Energy Corp. (1)	251	622
Energy Fuels, Inc. (1)	49	709
EOG Resources, Inc.	61	6,383
EQT Corp.	170	9,107
Expand Energy Corp.	8	837
Expro Group Holdings NV (1)	57	760
FLEX LNG Ltd.	29	714
Golar LNG Ltd.	15	542
Helix Energy Solutions Group, Inc. (1)	80	501
Helmerich & Payne, Inc.	32	926
HF Sinclair Corp.	57	2,623
Innovex International, Inc. (1)	48	1,055
International Seaways, Inc.	12	593
Kinetik Holdings, Inc. – Class A	9	334
Kodiak Gas Services, Inc.	17	653
Magnolia Oil & Gas Corp. – Class A	227	4,977
Matador Resources Co.	161	6,829
Noble Corp. Plc	34	973
Northern Oil & Gas, Inc.	215	4,625
ONEOK, Inc. (2)	0	28
Peabody Energy Corp.	33	978
Permian Resources Corp. – Class A	233	3,269
Range Resources Corp.	17	597
REX American Resources Corp. (1)	7	217
RPC, Inc.	219	1,193
Scorpio Tankers, Inc.	11	547
Targa Resources Corp.	13	2,485
TechnipFMC Plc	396	17,626
Teekay Corp. Ltd.	35	317
Tidewater, Inc. (1)	109	5,522
Transocean Ltd. (1)	173	716
Uranium Energy Corp. (1)	58	677
Valero Energy Corp.	41	6,665
Viper Energy, Inc. – Class A	139	5,368
Vitesse Energy, Inc.	16	306
Williams Companies, Inc.	28	1,699

Total Energy		124,666

Financials – 15.02%
1st Source Corp.	1	45
Affiliated Managers Group, Inc.	1	224
Affirm Holdings, Inc. – Class A (1)	104	7,722
Aflac, Inc.	2	234
AGNC Investment Corp.	15	159
Allstate Corp.	13	2,742
Ally Financial, Inc.	9	393
American Financial Group, Inc.	57	7,757
Ameriprise Financial, Inc.	1	277

The accompanying notes are an integral part of these financial statements.

482

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Annaly Capital Management, Inc.	573	$12,812
Apollo Commercial Real Estate Finance, Inc.	74	718
Apollo Global Management, Inc.	4	584
Arch Capital Group Ltd. (1)	117	11,261
Ares Management Corp. – Class A	21	3,370
Arthur J. Gallagher & Co.	9	2,439
Artisan Partners Asset Management, Inc. – Class A	19	775
Associated Banc-Corp.	2	46
Atlantic Union Bankshares Corp.	14	490
Axis Capital Holdings Ltd.	21	2,213
Axos Financial, Inc. (1)	6	519
Baldwin Insurance Group, Inc. – Class A (1)	10	233
Banc of California, Inc.	63	1,209
BancFirst Corp.	5	498
Banco Latinoamericano de Comercio Exterior SA – Class E	9	417
Bank First Corp.	1	82
Bank of Hawaii Corp.	7	502
Bank of Marin Bancorp	9	240
BankUnited, Inc.	74	3,315
Beacon Financial Corp.	12	329
Blackstone Mortgage Trust, Inc. – Class A	22	417
Blue Owl Capital, Inc. – Class A	462	6,909
BOK Financial Corp.	12	1,476
Bread Financial Holdings, Inc.	5	403
Bridgewater Bancshares, Inc. (1)	32	557
Brown & Brown, Inc.	115	9,144
Burke & Herbert Financial Services Corp.	10	602
Byline Bancorp, Inc.	1	31
Cadence Bank	18	780
Capital One Financial Corp.	13	3,058
CBOE Global Markets, Inc.	24	6,147
Central Pacific Financial Corp.	11	346
Cincinnati Financial Corp. (2)	0	69
Citizens Financial Group, Inc.	13	754
City Holding Co.	1	132
CNA Financial Corp.	17	800
CNO Financial Group, Inc.	18	746
Coinbase Global, Inc. – Class A (1)	9	1,926
Columbia Banking System, Inc.	16	437
Comerica, Inc.	44	3,832
Commerce Bancshares, Inc.	10	507
Community Financial System, Inc.	83	4,793
Community Trust Bancorp, Inc. (2)	0	1
Corpay, Inc. (1)	1	385
Cullen/Frost Bankers, Inc.	28	3,587
Customers Bancorp, Inc. (1)	9	634
CVB Financial Corp.	21	384
Dime Community Bancshares, Inc.	17	516
Eastern Bankshares, Inc.	41	759
Enact Holdings, Inc.	22	865
Essent Group Ltd.	16	1,026
Evercore, Inc. – Class A (2)	0	84
Everest Group Ltd.	4	1,432
F&G Annuities & Life, Inc. (2)	0	7
FactSet Research Systems, Inc.	2	581
Fidelity National Financial, Inc.	4	211
Fifth Third Bancorp	366	17,156

	Shares (000s)	Value (000s)
Financial Institutions, Inc.	18	$574
First Bancorp	270	5,593
First Citizens BancShares, Inc. – Class A	7	15,442
First Financial Bancorp	75	1,883
First Foundation, Inc. (1)	54	331
First Hawaiian, Inc.	187	4,719
First Interstate BancSystem, Inc. – Class A	10	354
FirstCash Holdings, Inc.	6	985
Flagstar Bank N.A.	430	5,412
FNB Corp.	2	35
Fulton Financial Corp.	31	607
Genworth Financial, Inc. – Class A (1)	39	348
German American Bancorp, Inc.	1	53
Glacier Bancorp, Inc.	35	1,556
Globe Life, Inc.	50	7,021
HA Sustainable Infrastructure Capital, Inc.	294	9,241
Hagerty, Inc. – Class A (1)	279	3,754
Hamilton Lane, Inc. – Class A	7	1,002
Hancock Whitney Corp.	4	253
Hanover Insurance Group, Inc.	49	9,032
HBT Financial, Inc.	4	110
Heritage Commerce Corp.	19	233
Heritage Financial Corp.	22	521
Horace Mann Educators Corp.	16	725
Horizon Bancorp, Inc.	23	394
Houlihan Lokey, Inc. – Class A	13	2,330
Independent Bank Corp.	3	92
Independent Bank Corp.	59	4,301
Interactive Brokers Group, Inc. – Class A	53	3,425
International Bancshares Corp.	14	936
Invesco Ltd.	398	10,448
Jack Henry & Associates, Inc.	35	6,319
Jackson Financial, Inc. – Class A	6	691
Jefferies Financial Group, Inc.	258	16,000
Kemper Corp.	14	552
KeyCorp	418	8,627
Kinsale Capital Group, Inc.	7	2,853
Lincoln National Corp.	12	512
Live Oak Bancshares, Inc.	14	487
Loews Corp.	75	7,909
LPL Financial Holdings, Inc.	44	15,554
M&T Bank Corp.	2	337
Marqeta, Inc. – Class A (1)	166	788
Mechanics Bancorp – Class A	25	369
Mercury General Corp.	13	1,206
Metropolitan Bank Holding Corp.	4	268
MFA Financial, Inc.	6	60
Moelis & Co. – Class A	24	1,683
Morningstar, Inc.	6	1,230
MSCI, Inc. – Class A	5	2,982
NBT Bancorp, Inc.	1	45
NCR Atleos Corp. (1)	220	8,376
Nelnet, Inc. – Class A	4	570
NMI Holdings, Inc. – Class A (1)	2	97
NU Holdings Ltd. – Class A (1)	62	1,039
OFG Bancorp	2	102
Old Second Bancorp, Inc.	5	94
Pagseguro Digital Ltd. – Class A	66	636
Park National Corp.	2	341

The accompanying notes are an integral part of these financial statements.

483

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Pinnacle Financial Partners, Inc.	3	$245
Primis Financial Corp.	44	617
PROG Holdings, Inc.	1	32
Prosperity Bancshares, Inc.	86	5,970
Provident Financial Services, Inc.	51	1,007
Prudential Financial, Inc. (2)	0	37
QCR Holdings, Inc. (2)	0	36
Radian Group, Inc.	10	359
Raymond James Financial, Inc.	12	1,967
RBB Bancorp	19	399
Regions Financial Corp.	184	4,979
Reinsurance Group of America, Inc. – Class A	9	1,782
Remitly Global, Inc. (1)	61	837
Renasant Corp.	25	894
Republic Bancorp, Inc. – Class A	8	522
RLI Corp.	23	1,474
Robinhood Markets, Inc. – Class A (1)	44	4,936
Rocket Companies, Inc. – Class A	172	3,322
Ryan Specialty Holdings, Inc. – Class A	170	8,771
Seacoast Banking Corp. of Florida	12	381
SEI Investments Co. (2)	0	27
Selective Insurance Group, Inc.	7	590
ServisFirst Bancshares, Inc.	8	558
SiriusPoint Ltd. (1)	20	447
Southern First Bancshares, Inc. (1)	8	409
SouthState Bank Corp.	13	1,245
Starwood Property Trust, Inc.	31	565
Stellar Bancorp, Inc.	12	359
Stewart Information Services Corp.	93	6,543
Stifel Financial Corp.	51	6,365
StoneX Group, Inc. (1)	4	426
Synchrony Financial	1	118
Texas Capital Bancshares, Inc. (1)	66	6,005
TFS Financial Corp.	58	776
Toast, Inc. – Class A (1)	119	4,243
Tompkins Financial Corp.	4	282
TPG, Inc. – Class A	49	3,099
Tradeweb Markets, Inc. – Class A	24	2,608
TriCo Bancshares	5	227
Triumph Financial, Inc. (1)	12	771
UMB Financial Corp.	121	13,976
United Community Banks, Inc.	30	936
Universal Insurance Holdings, Inc.	12	390
Valley National Bancorp	92	1,071
Virtu Financial, Inc. – Class A	14	457
WaFd, Inc.	152	4,873
Walker & Dunlop, Inc.	80	4,840
Webster Financial Corp.	84	5,304
WesBanco, Inc.	32	1,048
Westamerica BanCorp	4	186
Western Alliance Bancorp	3	242
White Mountains Insurance Group Ltd.	4	9,014
Wintrust Financial Corp.	45	6,224
XP, Inc. – Class A	29	481
Zions Bancorp N.A.	44	2,588

Total Financials		430,396

Healthcare – 13.61%
10X Genomics, Inc. – Class A (1)	40	647
4D Molecular Therapeutics, Inc. (1)	51	383

	Shares (000s)	Value (000s)
Abiomed, Inc. (1)(2)(4)	0	$0
Abivax SA – ADR (1)	51	6,817
Adaptive Biotechnologies Corp. (1)	163	2,648
ADMA Biologics, Inc. (1)	323	5,897
Agilent Technologies, Inc.	10	1,392
Agios Pharmaceuticals, Inc. (1)	6	173
Alcon AG	74	5,813
Align Technology, Inc. (1)	5	807
Alignment Healthcare, Inc. (1)	22	443
Alkermes Plc (1)	66	1,855
Alnylam Pharmaceuticals, Inc. (1)	17	6,955
Amicus Therapeutics, Inc. (1)	73	1,039
Amneal Pharmaceuticals, Inc. (1)	59	746
Arcellx, Inc. (1)	9	600
Arcus Biosciences, Inc. (1)	51	1,225
Arrowhead Pharmaceuticals, Inc. (1)	29	1,918
Ascendis Pharma – ADR (1)	127	27,063
Astria Therapeutics, Inc. (1)	55	719
Avidity Biosciences, Inc. (1)	10	722
Axsome Therapeutics, Inc. (1)	5	822
Bio-Techne Corp.	335	19,718
Bridgebio Pharma, Inc. (1)	15	1,123
Celldex Therapeutics, Inc. (1)	19	527
Cencora, Inc. – Class A	12	4,050
Charles River Laboratories International, Inc. (1)	79	15,779
Chemed Corp.	7	3,127
Cooper Companies, Inc. (1)	9	717
Corcept Therapeutics, Inc. (1)	12	427
Crinetics Pharmaceuticals, Inc. (1)	6	277
Cullinan Therapeutics, Inc. (1)	52	536
Cytokinetics, Inc. (1)	12	754
DaVita, Inc. (1)	2	243
Denali Therapeutics, Inc. (1)	33	544
DexCom, Inc. (1)	40	2,632
Disc Medicine, Inc. – Class A (1)	6	493
Dyne Therapeutics, Inc. (1)	27	537
Embecta Corp.	45	531
Encompass Health Corp.	78	8,273
Ensign Group, Inc.	14	2,382
Envista Holdings Corp. (1)	414	8,990
Exact Sciences Corp. (1)	7	760
Exelixis, Inc. (1)	25	1,091
Fulgent Genetics, Inc. (1)	23	609
GE HealthCare Technologies, Inc.	8	670
GeneDx Holdings Corp. – Class A (1)	29	3,739
Glaukos Corp. (1)	9	1,034
Globus Medical, Inc. – Class A (1)	148	12,898
Guardant Health, Inc. (1)	7	733
Haemonetics Corp. (1)	85	6,825
Halozyme Therapeutics, Inc. (1)	15	1,022
HealthEquity, Inc. (1)	95	8,740
Hims & Hers Health, Inc. (1)	15	473
Hologic, Inc. (1)	57	4,262
Humana, Inc.	28	7,102
ICON Plc (1)	96	17,424
ICU Medical, Inc. (1)	4	572
Ideaya Biosciences, Inc. (1)	21	724
IDEXX Laboratories, Inc. (1)	3	2,354
Immunovant, Inc. (1)	29	749

The accompanying notes are an integral part of these financial statements.

484

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Innoviva, Inc. (1)	28	$561
Insmed, Inc. (1)	99	17,207
Insulet Corp. (1)	3	938
Integer Holdings Corp. (1)	31	2,434
Integra LifeSciences Holdings Corp. (1)	46	574
Ionis Pharmaceuticals, Inc. (1)	63	5,004
IQVIA Holdings, Inc. (1)	7	1,491
iRhythm Technologies, Inc. (1)	9	1,670
Jazz Pharmaceuticals Plc (1)	11	1,921
Krystal Biotech, Inc. (1)	6	1,388
Labcorp Holdings, Inc.	65	16,416
Legend Biotech Corp. – ADR (1)	181	3,935
LeMaitre Vascular, Inc.	3	281
Madrigal Pharmaceuticals, Inc. (1)	1	808
MannKind Corp. (1)	130	735
Masimo Corp. (1)	62	8,090
McKesson Corp.	2	1,998
Medpace Holdings, Inc. (1)	3	1,614
Merit Medical Systems, Inc. (1)	38	3,385
Mettler-Toledo International, Inc. (1)	2	2,475
Mineralys Therapeutics, Inc. (1)	14	504
Natera, Inc. (1)	62	14,294
National HealthCare Corp.	6	783
Neogen Corp. (1)	90	626
Neurocrine Biosciences, Inc. (1)	33	4,618
Nuvalent, Inc. – Class A (1)	19	1,958
OmniAb, Inc. – Class CR3 (1)(2)(4)(5)	0	—
OmniAb, Inc. – Class CR4 (1)(2)(4)(5)	0	—
Omnicell, Inc. (1)	17	772
Option Care Health, Inc. (1)	107	3,407
Pacira BioSciences, Inc. (1)	37	968
PACS Group, Inc. (1)	31	1,185
Pediatrix Medical Group, Inc. (1)	37	781
Penumbra, Inc. (1)	10	3,181
Perrigo Co. Plc	56	782
Phibro Animal Health Corp. – Class A	4	150
Privia Health Group, Inc. (1)	23	548
PTC Therapeutics, Inc. (1)	7	497
QIAGEN NV	107	4,803
Quest Diagnostics, Inc. (2)	0	39
RadNet, Inc. (1)	14	1,010
Rapport Therapeutics, Inc. (1)	20	608
Replimune Group, Inc. – Class Rights (1)	55	539
ResMed, Inc.	5	1,153
Revolution Medicines, Inc. (1)	128	10,187
Revvity, Inc.	66	6,337
Rhythm Pharmaceuticals, Inc. (1)	69	7,333
Roivant Sciences Ltd. (1)	44	961
Royalty Pharma Plc – Class A	18	684
Sotera Health Co. (1)	41	725
STERIS Plc	3	826
Stevanato Group SpA	100	2,016
Supernus Pharmaceuticals, Inc. (1)	19	941
Teleflex, Inc.	6	725
Tenet Healthcare Corp. (1)	54	10,737
TransMedics Group, Inc. (1)	6	735
Travere Therapeutics, Inc. – Class Preferre (1)	17	642
Twist Bioscience Corp. (1)	12	382
Universal Health Services, Inc. – Class B	5	1,195
Varex Imaging Corp. (1)	54	633

	Shares (000s)	Value (000s)
Vaxcyte, Inc. (1)	163	$7,533
Veeva Systems, Inc. – Class A (1)	16	3,655
Veracyte, Inc. (1)	21	903
Voyager Therapeutics, Inc. (1)	157	617
Waters Corp. (1)	2	786
West Pharmaceutical Services, Inc.	3	844
Xencor, Inc. (1)	40	619
Xenon Pharmaceuticals, Inc. (1)	33	1,483
Zimmer Biomet Holdings, Inc.	6	553

Total Healthcare		390,308

Industrials – 24.45%
AAON, Inc.	11	874
AAR Corp. (1)	7	615
ABM Industries, Inc.	14	596
Advanced Drainage Systems, Inc.	2	346
AECOM	16	1,492
AerCap Holdings NV	105	15,071
Aerovironment, Inc. (1)	2	438
Air Lease Corp. – Class A	34	2,216
Alaska Air Group, Inc. (1)	9	453
Allegiant Travel Co. – Class A (1)	9	744
Allegion Plc	15	2,391
Amentum Holdings, Inc. (1)	32	927
AMETEK, Inc.	10	1,952
AO Smith Corp.	1	90
API Group Corp. (1)	247	9,458
Applied Industrial Technologies, Inc.	2	550
ArcBest Corp.	92	6,804
Arcosa, Inc.	66	7,005
Armstrong World Industries, Inc.	27	5,206
ATI, Inc. (1)	22	2,533
Atkore, Inc.	9	545
Atmus Filtration Technologies, Inc.	11	580
Axon Enterprise, Inc. (1)	20	11,356
AZZ, Inc.	3	328
Barrett Business Services, Inc.	15	528
Bloom Energy Corp. – Class A (1)	40	3,505
Boeing Co. (1)	6	1,203
Boise Cascade Co.	71	5,258
Booz Allen Hamilton Holding Corp. – Class A	99	8,343
Brady Corp. – Class A	80	6,306
BrightView Holdings, Inc. (1)	27	339
Brink’s Co.	11	1,331
Broadridge Financial Solutions, Inc.	2	533
Builders FirstSource, Inc. (1)	50	5,193
BWX Technologies, Inc.	8	1,459
CACI International, Inc. – Class A (1)	14	7,598
Canadian Pacific Kansas City Ltd.	156	11,503
Carlisle Companies, Inc.	24	7,772
Carpenter Technology Corp.	4	1,200
Casella Waste Systems, Inc. – Class A (1)	74	7,280
CBIZ, Inc. (1)	4	221
CH Robinson Worldwide, Inc.	120	19,212
Chart Industries, Inc. (1)	4	920
Clean Harbors, Inc. (1)	19	4,403
CNH Industrial NV	139	1,278
Comfort Systems USA, Inc.	40	37,699
Concentrix Corp.	23	963
Copart, Inc. (1)	62	2,423

The accompanying notes are an integral part of these financial statements.

485

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Core & Main, Inc. – Class A (1)	207	$10,756
Crane Co.	27	5,029
CSW Industrials, Inc.	2	696
Cummins, Inc. (2)	0	49
Custom Truck One Source, Inc. (1)	91	524
Delta Air Lines, Inc.	21	1,454
Donaldson Co., Inc.	39	3,444
Ducommun, Inc. (1)	1	79
Dycom Industries, Inc. (1)	7	2,510
EMCOR Group, Inc.	7	4,421
Enerpac Tool Group Corp. – Class A	84	3,194
EnerSys	4	569
Enpro, Inc.	3	716
Equifax, Inc.	4	838
Esab Corp.	48	5,337
ESCO Technologies, Inc.	13	2,569
ExlService Holdings, Inc. (1)	6	256
Expeditors International of Washington, Inc.	3	476
Fastenal Co.	15	618
Federal Signal Corp.	23	2,487
Ferguson Enterprises, Inc.	7	1,626
First Advantage Corp. (1)	475	6,908
Fluor Corp. (1)	108	4,263
Fortive Corp.	9	517
Fortune Brands Innovations, Inc.	1	64
Franklin Electric Co., Inc.	1	138
FTAI Aviation Ltd.	126	24,705
FTI Consulting, Inc. (1)	5	854
Gates Industrial Corp. Plc (1)	638	13,705
GATX Corp.	37	6,242
Generac Holdings, Inc. (1)	2	227
Gibraltar Industries, Inc. (1)	105	5,187
Graco, Inc.	25	2,043
Granite Construction, Inc.	1	86
GXO Logistics, Inc. (1)	175	9,233
HEICO Corp.	8	2,707
HEICO Corp. – Class A	50	12,592
Herc Holdings, Inc.	6	937
Hexcel Corp.	92	6,797
Hillenbrand, Inc.	42	1,334
HNI Corp.	2	98
Howmet Aerospace, Inc.	35	7,262
Hub Group, Inc. – Class A	17	733
Hubbell, Inc. – Class B	7	3,262
IDEX Corp.	31	5,500
Ingersoll Rand, Inc.	52	4,103
Insperity, Inc.	16	619
ITT, Inc.	62	10,706
Jacobs Solutions, Inc.	89	11,822
JB Hunt Transport Services, Inc.	4	714
JBT Marel Corp.	55	8,245
Karman Holdings, Inc. (1)	13	916
Kirby Corp. (1)	154	16,951
Knight-Swift Transportation Holdings, Inc. – Class A	370	19,340
Korn Ferry	21	1,387
Kratos Defense & Security Solutions, Inc. (1)	44	3,355
L3Harris Technologies, Inc.	32	9,364
Landstar System, Inc.	5	748
Lincoln Electric Holdings, Inc.	46	11,102

	Shares (000s)	Value (000s)
Loar Holdings, Inc. (1)	16	$1,064
ManpowerGroup, Inc.	50	1,486
MasTec, Inc. (1)	17	3,692
Masterbrand, Inc. (1)	1	14
Matson, Inc.	6	749
Maximus, Inc.	1	57
Mercury Systems, Inc. (1)	17	1,230
Miller Industries, Inc.	8	303
Moog, Inc. – Class A	12	2,972
Mueller Industries, Inc.	18	2,037
National Presto Industries, Inc.	1	157
Nextpower, Inc. – Class A (1)	10	862
Nordson Corp.	8	1,879
nVent Electric Plc	21	2,182
OPENLANE, Inc. (1)	14	429
Oshkosh Corp.	73	9,109
Parker-Hannifin Corp. (2)	0	96
Parsons Corp. (1)	15	936
Pentair Plc	57	5,892
Quanta Services, Inc.	15	6,209
RB Global, Inc.	9	909
RBC Bearings, Inc. (1)	21	9,294
Regal Rexnord Corp.	112	15,716
Republic Services, Inc. – Class A	38	8,088
Resideo Technologies, Inc. (1)	13	473
Robert Half, Inc.	317	8,612
Rocket Lab Corp. (1)	236	16,483
Rockwell Automation, Inc. (2)	0	177
Rollins, Inc.	90	5,399
Schneider National, Inc. – Class B	2	65
Simpson Manufacturing Co., Inc.	12	1,918
SkyWest, Inc. (1)	6	637
SPX Technologies, Inc. (1)	15	2,980
StandardAero, Inc. (1)	392	11,241
Standex International Corp. (2)	0	90
Star Bulk Carriers Corp.	370	7,111
Sunrun, Inc. (1)	60	1,108
Terex Corp.	14	773
Tetra Tech, Inc.	36	1,222
Timken Co.	13	1,087
Toro Co.	199	15,654
Trane Technologies Plc	9	3,501
TransDigm Group, Inc. (2)	0	76
TransUnion	117	10,048
Tutor Perini Corp.	19	1,252
Uber Technologies, Inc. (1)	9	695
U-Haul Holding Co. (1)	4	223
UL Solutions, Inc. – Class A	63	4,999
United Airlines Holdings, Inc. (1)	1	149
United Rentals, Inc.	1	753
V2X, Inc. (1)	13	692
Valmont Industries, Inc.	21	8,281
Verra Mobility Corp. – Class A (1)	22	489
Vertiv Holdings Co. – Class A	40	6,529
Vicor Corp. (1)	10	1,079
Voyager Technologies, Inc. – Class A (1)	30	778
VSE Corp.	8	1,340
Watsco, Inc.	10	3,337
Watts Water Technologies, Inc. – Class A	11	2,933
WESCO International, Inc.	42	10,294

The accompanying notes are an integral part of these financial statements.

486

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Westinghouse Air Brake Technologies Corp.	8	$1,613
WillScot Holdings Corp. – Class A	444	8,363
Woodward, Inc.	4	1,121
Worthington Enterprises, Inc. (2)	0	23
WW Grainger, Inc. (2)	0	105
XPO, Inc. (1)	65	8,825
Xylem, Inc.	8	1,055
Zurn Elkay Water Solutions Corp.	8	363

Total Industrials		700,762

Information Technology – 13.22%
ACI Worldwide, Inc. (1)	137	6,561
Advanced Energy Industries, Inc.	6	1,260
Agilysys, Inc. (1)	6	659
Alkami Technology, Inc. (1)	153	3,530
Ambarella, Inc. (1)	11	754
Amdocs Ltd.	104	8,381
Amkor Technology, Inc.	44	1,730
AppLovin Corp. – Class A (1)	4	2,862
Arista Networks, Inc. (1)	23	3,071
Arlo Technologies, Inc. (1)	42	590
Astera Labs, Inc. (1)	14	2,397
Atlassian Corp. – Class A (1)	7	1,092
AvePoint, Inc. (1)	6	84
Avnet, Inc.	147	7,074
Badger Meter, Inc.	7	1,165
Belden, Inc.	25	2,893
Benchmark Electronics, Inc.	18	754
Bentley Systems, Inc. – Class B	60	2,292
BlackLine, Inc. (1)	28	1,561
C3.ai, Inc. – Class A (1)	12	165
Calix, Inc. (1)	72	3,811
CDW Corp.	72	9,864
Ciena Corp. (1)	11	2,622
Cleanspark, Inc. (1)	45	459
Cloudflare, Inc. – Class A (1)	28	5,505
Coherent Corp. (1)	30	5,508
Commvault Systems, Inc. (1)	65	8,201
Core Scientific, Inc. (1)	121	1,759
Crane NXT Co.	114	5,388
Credo Technology Group Holding Ltd. (1)	22	3,225
Crowdstrike Holdings, Inc. – Class A (1)	6	2,873
CyberArk Software Ltd. (1)	10	4,333
Datadog, Inc. – Class A (1)	29	3,900
Descartes Systems Group, Inc. (1)	63	5,532
DigitalOcean Holdings, Inc. (1)	16	792
Docusign, Inc. – Class A (1)	5	367
DXC Technology Co. (1)	69	1,008
Dynatrace, Inc. (1)	156	6,746
Elastic NV (1)	16	1,203
Entegris, Inc.	37	3,115
ePlus, Inc.	2	177
F5, Inc. (1)	28	7,213
Fabrinet (1)	5	2,199
Fair Isaac Corp. (1)	3	5,461
FormFactor, Inc. (1)	109	6,079
Gartner, Inc. (1)	6	1,445
Gen Digital, Inc.	82	2,221
Globant SA (1)	107	7,008
Guidewire Software, Inc. (1)	14	2,881

	Shares (000s)	Value (000s)
HubSpot, Inc. (1)	26	$10,356
Impinj, Inc. (1)	4	708
IonQ, Inc. (1)	65	2,927
IPG Photonics Corp. (1)	95	6,820
Itron, Inc. (1)	6	520
Jabil, Inc.	33	7,454
Keysight Technologies, Inc. (1)	57	11,491
Lattice Semiconductor Corp. (1)	73	5,342
Littelfuse, Inc.	17	4,349
Lumentum Holdings, Inc. (1)	3	974
MACOM Technology Solutions Holdings, Inc. (1)	45	7,708
Manhattan Associates, Inc. (1)	17	2,992
Marvell Technology, Inc.	11	917
Mirion Technologies, Inc. – Class A (1)	44	1,028
MKS, Inc.	62	9,944
Monday.com Ltd. (1)	32	4,720
MongoDB, Inc. – Class A (1)	11	4,426
Monolithic Power Systems, Inc.	3	2,711
NetApp, Inc.	4	399
Nice Ltd. – ADR (1)	39	4,372
Nutanix, Inc. – Class A (1)	27	1,373
Okta, Inc. – Class A (1)	73	6,333
ON Semiconductor Corp. (1)	370	20,056
Onto Innovation, Inc. (1)	8	1,186
OSI Systems, Inc. (1)(2)	0	120
Palantir Technologies, Inc. – Class A (1)	7	1,330
Palo Alto Networks, Inc. (1)	14	2,525
PC Connection, Inc.	17	960
Pegasystems, Inc.	2	101
Power Integrations, Inc.	22	773
Procore Technologies, Inc. (1)	15	1,064
PTC, Inc. (1)	6	1,103
Pure Storage, Inc. – Class A (1)	53	3,539
Q2 Holdings, Inc. (1)	6	452
Qorvo, Inc. (1)	15	1,231
Qualys, Inc. (1)	4	580
Rambus, Inc. (1)	32	2,896
Rapid7, Inc. (1)	64	971
Riot Platforms, Inc. (1)	54	679
Rubrik, Inc. – Class A (1)	26	1,977
Samsara, Inc. – Class A (1)	177	6,274
Sanmina Corp. (1)	4	628
ScanSource, Inc. (1)	4	137
Semtech Corp. (1)	102	7,510
Silicon Laboratories, Inc. (1)	49	6,364
SiTime Corp. (1)	4	1,546
Skyworks Solutions, Inc.	11	694
Snowflake, Inc. – Class A (1)	10	2,248
SPS Commerce, Inc. (1)	7	596
Strategy, Inc. – Class A (1)	2	349
Super Micro Computer, Inc. (1)	12	365
TD SYNNEX Corp.	55	8,322
Teledyne Technologies, Inc. (1)	4	2,130
Teradyne, Inc.	142	27,531
Trimble, Inc. (1)	6	436
Twilio, Inc. – Class A (1)	16	2,339
Tyler Technologies, Inc. (1)	10	4,755
Ubiquiti, Inc.	1	802
Veeco Instruments, Inc. (1)	31	887

The accompanying notes are an integral part of these financial statements.

487

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Viavi Solutions, Inc. (1)	49	$869
Vishay Intertechnology, Inc.	47	677
Vontier Corp.	62	2,311
Western Digital Corp.	3	567
Zebra Technologies Corp. – Class A (1)	3	655
Zoom Communications, Inc. – Class A (1)	7	614
Zscaler, Inc. (1)	2	341

Total Information Technology		379,124

Materials – 4.70%
Albemarle Corp.	7	1,003
Alcoa Corp.	6	341
Alpha Metallurgical Resources, Inc. (1)	4	835
Amcor Plc	200	1,669
Amrize Ltd. (1)	85	4,581
AptarGroup, Inc.	42	5,127
Ashland, Inc.	24	1,405
Avery Dennison Corp.	9	1,560
Avient Corp.	91	2,836
Axalta Coating Systems Ltd. (1)	6	194
Balchem Corp.	4	540
Celanese Corp. – Class A	28	1,191
CF Industries Holdings, Inc.	2	183
Chemours Co.	80	940
Coeur Mining, Inc. (1)	75	1,341
Commercial Metals Co.	25	1,715
Corteva, Inc.	1	83
Crown Holdings, Inc.	3	285
Eagle Materials, Inc.	19	3,936
Eastman Chemical Co.	109	6,943
Element Solutions, Inc.	61	1,527
Freeport-McMoRan, Inc.	141	7,167
Graphic Packaging Holding Co.	1,304	19,636
Hecla Mining Co.	136	2,617
International Paper Co.	107	4,212
James Hardie Industries Plc (1)	97	2,016
Louisiana-Pacific Corp.	3	277
Martin Marietta Materials, Inc.	3	1,943
Mativ Holdings, Inc.	69	842
Novagold Resources, Inc. (1)	69	643
Nucor Corp.	11	1,819
O-I Glass, Inc. (1)	432	6,373
Packaging Corp. of America	34	7,040
Reliance, Inc.	36	10,310
Royal Gold, Inc.	6	1,401
RPM International, Inc.	139	14,498
Silgan Holdings, Inc.	1	42
SSR Mining, Inc. (1)	37	801
Steel Dynamics, Inc.	2	364
Stepan Co.	17	826
Titan America SA (1)	36	586
United States Lime & Minerals, Inc.	4	516
Vulcan Materials Co.	42	11,914
Warrior Met Coal, Inc.	8	696
Worthington Steel, Inc. (2)	0	16

Total Materials		134,790

Real Estate – 4.07%
Acadia Realty Trust	5	105
American Healthcare REIT, Inc.	145	6,838

	Shares (000s)	Value (000s)
American Homes 4 Rent – Class A	12	$393
Americold Realty Trust, Inc.	97	1,253
Brixmor Property Group, Inc.	9	235
Broadstone Net Lease, Inc. – Class A	169	2,944
BXP, Inc.	108	7,310
Camden Property Trust	2	231
CareTrust REIT, Inc.	15	524
CBL & Associates Properties, Inc.	23	847
CBRE Group, Inc. – Class A (1)	88	14,127
Colliers International Group, Inc.	36	5,341
COPT Defense Properties	263	7,317
Cousins Properties, Inc.	22	554
Crown Castle, Inc.	20	1,760
CubeSmart	238	8,571
Cushman & Wakefield Ltd. (1)	76	1,232
EastGroup Properties, Inc. (2)	0	50
Elme Communities	42	728
Empire State Realty Trust, Inc. – Class A	12	79
Essential Properties Realty Trust, Inc.	25	744
Essex Property Trust, Inc.	1	182
Extra Space Storage, Inc.	5	668
First Industrial Realty Trust, Inc.	32	1,817
FirstService Corp.	20	3,153
Forestar Group, Inc. (1)	19	456
Getty Realty Corp.	30	833
Healthcare Realty Trust, Inc. – Class A	12	196
Howard Hughes Holdings, Inc. (1)	8	664
Independence Realty Trust, Inc.	440	7,694
InvenTrust Properties Corp.	10	272
Jones Lang LaSalle, Inc. (1)	31	10,535
Kennedy-Wilson Holdings, Inc.	86	834
Kilroy Realty Corp.	5	183
Kimco Realty Corp.	12	249
Kite Realty Group Trust	61	1,454
Lamar Advertising Co. – Class A	4	534
Macerich Co.	9	162
National Health Investors, Inc.	3	252
Outfront Media, Inc.	16	394
Pebblebrook Hotel Trust	56	633
Phillips Edison & Co., Inc.	9	328
Plymouth Industrial REIT, Inc.	4	82
PotlatchDeltic Corp.	16	647
Rexford Industrial Realty, Inc.	19	754
Ryman Hospitality Properties, Inc.	30	2,832
Sabra Health Care REIT, Inc.	8	143
Simon Property Group, Inc. (2)	0	66
SL Green Realty Corp.	24	1,107
St Joe Co.	9	557
STAG Industrial, Inc.	135	4,948
Tanger, Inc.	13	436
Terreno Realty Corp.	11	625
Veris Residential, Inc.	37	548
Vornado Realty Trust	9	299
Weyerhaeuser Co.	467	11,059

Total Real Estate		116,779

Utilities – 3.60%
Alliant Energy Corp.	110	7,182
American Electric Power Co., Inc.	133	15,315
American States Water Co.	26	1,855

The accompanying notes are an integral part of these financial statements.

488

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
American Water Works Co., Inc.	80	$10,388
Avista Corp.	17	654
Black Hills Corp.	22	1,547
Brookfield Infrastructure Corp. – Class A	31	1,416
California Water Service Group	21	898
CenterPoint Energy, Inc.	27	1,034
Chesapeake Utilities Corp.	40	4,964
Clearway Energy, Inc. – Class A	15	477
Consolidated Edison, Inc.	2	174
Constellation Energy Corp.	1	315
DTE Energy Co.	2	266
Essential Utilities, Inc.	30	1,164
Exelon Corp.	15	632
FirstEnergy Corp.	269	12,065
H2O America	26	1,280
IDACORP, Inc. – Class Rights	69	8,733
MGE Energy, Inc.	7	525
New Jersey Resources Corp.	6	295
Northwest Natural Holding Co.	23	1,085
Northwestern Energy Group, Inc.	15	952
NRG Energy, Inc.	5	824
OGE Energy Corp.	12	497
Oklo, Inc. – Class A (1)	8	597
ONE Gas, Inc.	62	4,763
Ormat Technologies, Inc.	24	2,659
Pinnacle West Capital Corp.	13	1,122
Portland General Electric Co.	14	653
Southwest Gas Holdings, Inc.	11	870
Talen Energy Corp. (1)	10	3,637
TXNM Energy, Inc.	73	4,287
UGI Corp.	101	3,776
Vistra Corp.	34	5,527
WEC Energy Group, Inc. (2)	0	18

	Shares (000s)	Value (000s)
Xcel Energy, Inc.	11	$777

Total Utilities		103,223

Total Common Stocks (Cost: $2,271,687)		2,801,583

SHORT-TERM INVESTMENTS – 2.02%
Money Market Funds – 1.97%
JP Morgan U.S. Government Money Market Fund – Class IM, 3.72% (3)	56,494	56,494

Total Money Market Funds (Cost: $56,494)		56,494

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.05%
Royal Bank of Canada, Toronto, 3.13% due 01/02/2026	$1,408	1,408

Total Time Deposits (Cost: $1,408)		1,408

Total Short-Term Investments (Cost: $57,902)		57,902

TOTAL INVESTMENTS IN SECURITIES – 99.74% (Cost: $2,329,589)		2,859,485

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.26%		7,493

TOTAL NET ASSETS – 100.00%		$2,866,978

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.

(2)	A zero balance may reflect actual amounts rounding to less than one thousand.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

(4)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.

(5)	Security that is restricted at December 31, 2025. The value of these securities totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of these financial statements.

489

Bridge Builder International Equity Fund

Schedule of Investments

December 31, 2025 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.74%
Australia – 1.40%
ALS Ltd.	680	$9,962
ANZ Group Holdings Ltd.	176	4,260
APA Group	77	462
Aristocrat Leisure Ltd.	1,165	45,095
ASX Ltd.	12	397
BHP Group Ltd.	1,434	43,288
Brambles Ltd.	82	1,255
CAR Group Ltd.	23	471
Cochlear Ltd.	4	675
Coles Group Ltd.	81	1,161
Commonwealth Bank of Australia	100	10,627
Computershare Ltd.	31	705
CSL Ltd.	269	30,920
Deterra Royalties Ltd.	1,954	5,282
Domino’s Pizza Enterprises Ltd.	279	3,904
Evolution Mining Ltd.	120	1,008
Fortescue Ltd.	99	1,450
Goodman Group	122	2,512
Insurance Australia Group Ltd.	141	749
IPH Ltd.	4,070	9,538
Lottery Corp. Ltd.	2,286	7,855
Lynas Rare Earths Ltd. (1)	54	444
Macquarie Group Ltd.	22	2,951
Medibank Pvt Ltd.	164	525
National Australia Bank Ltd.	181	5,076
Northern Star Resources Ltd.	1,672	29,429
Origin Energy Ltd.	102	780
Orora Ltd.	7,613	11,201
Pro Medicus Ltd.	3	506
Qantas Airways Ltd.	1,550	10,705
QBE Insurance Group Ltd.	1,496	19,811
REA Group Ltd.	3	394
Rio Tinto Ltd.	22	2,140
Santos Ltd.	4,622	18,983
Scentre Group	308	862
SGH Ltd.	12	372
Sigma Healthcare Ltd.	310	607
Sonic Healthcare Ltd.	28	416
South32 Ltd.	274	649
Stockland	146	557
Suncorp Group Ltd.	64	750
Telstra Group Ltd.	237	770
Transurban Group	186	1,762
Treasury Wine Estates Ltd.	1,462	5,101
Vicinity Ltd.	240	408
Washington H Soul Pattinson & Co. Ltd.	20	500
Wesfarmers Ltd.	68	3,664
Westpac Banking Corp.	200	5,144
WiseTech Global Ltd.	388	17,657
Woodside Energy Group Ltd.	112	1,745
Woolworths Group Ltd.	73	1,437

Total Australia		326,922

Austria – 0.26%
Andritz AG	252	19,660
Erste Group Bank AG	18	2,179
OMV AG	9	485

	Shares (000s)	Value (000s)
Raiffeisen Bank International AG	8	$346
Verbund AG	4	300
Wienerberger AG – Class Bearer	1,060	37,810

Total Austria		60,780

Belgium – 0.04%
Ageas SA	9	605
Anheuser – Busch InBev SA	59	3,817
D’ieteren Group	1	228
Elia Group SA – Class B	3	361
Financiere de Tubize SA	1	288
Groupe Bruxelles Lambert NV	5	417
KBC Group NV	14	1,762
Lotus Bakeries NV (2)	0	212
Sofina SA	1	296
Syensqo SA	4	339
UCB SA	8	2,112

Total Belgium		10,437

Bermuda – 0.43%
Arch Capital Group Ltd. (1)	813	77,942
Hiscox Ltd.	1,227	23,453

Total Bermuda		101,395

Brazil – 1.09%
Ambev SA	13,654	34,368
B3 SA – Brasil Bolsa Balcao	17,282	43,998
Banco BTG Pactual SA	2,540	24,335
Banco do Brasil SA	6,607	26,371
NU Holdings Ltd. – Class A (1)	4,375	73,242
PRIO SA (1)	678	5,097
TOTVS SA	2,914	22,270
Vale SA	646	8,428
XP, Inc. – Class A	1,051	17,197

Total Brazil		255,306

Canada – 2.53%
Agnico Eagle Mines Ltd.	616	104,397
Canadian Natural Resources Ltd.	2,113	71,559
Canadian Pacific Kansas City Ltd.	1,035	76,234
Element Fleet Management Corp.	1,974	51,841
First Quantum Minerals Ltd. (1)	155	4,144
Franco – Nevada Corp.	452	93,633
Magna International, Inc.	1,463	77,979
Shopify, Inc. – Class A (1)	421	67,749
Waste Connections, Inc.	255	44,629

Total Canada		592,165

Chile – 0.04%
Antofagasta Plc	24	1,053
Embotelladora Andina SA – Class B	1,059	4,962
Empresa Nacional de Telecomunicaciones SA	861	4,493

Total Chile		10,508

China – 1.45%
China Merchants Bank Co. Ltd. – Class H	5,633	38,321
Haier Smart Home Co. Ltd. – Class A	10,495	32,772
Kingsoft Corp. Ltd.	2,969	10,894
Li Ning Co. Ltd.	734	1,762

The accompanying notes are an integral part of these financial statements.

490

Bridge Builder International Equity Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Midea Group Co. Ltd. – Class A	565	$6,326
Sany Heavy Industry Co. Ltd. – Class A	2,407	7,291
Shenzhou International Group Holdings Ltd.	513	4,046
Tencent Holdings Ltd.	2,592	198,888
Tencent Music Entertainment Group – ADR	230	4,029
Vipshop Holdings Ltd. – ADR	293	5,185
Weichai Power Co. Ltd. – Class H	2,382	5,781
Yangzijiang Shipbuilding Holdings Ltd.	153	413
Yum China Holdings, Inc.	151	7,157
Yum China Holdings, Inc.	355	16,924

Total China		339,789

Denmark – 1.55%
AP Moller – Maersk – Class A (2)	0	378
AP Moller – Maersk – Class B (2)	0	530
Carlsberg AS – Class B	292	38,233
Coloplast – Class B	310	26,546
Danske Bank	1,586	79,190
Demant (1)	614	20,700
DSV	12	3,076
Genmab (1)	4	1,133
GN Store Nord AS (1)	242	4,028
Novo Nordisk – Class B	2,840	144,033
Novonesis (Novozymes) B – Class B	21	1,354
Orsted AS (1)(3)	32	603
Pandora	5	518
ROCKWOOL – Class B	6	214
Tryg	20	514
Vestas Wind Systems	1,492	40,352

Total Denmark		361,402

Faroe Islands – 0.08%
Bakkafrost P/F	359	18,350

Total Faroe Islands		18,350

Finland – 0.57%
Elisa OYJ	8	368
Fortum OYJ	26	558
Kesko OYJ – Class B	17	380
Kone OYJ – Class B	20	1,425
Metso OYJ	40	700
Neste OYJ	25	571
Nokia OYJ	4,681	30,176
Nokia OYJ – ADR	5,192	33,592
Nordea Bank Abp	184	3,456
Orion OYJ – Class B	7	500
Sampo OYJ – Class A	3,049	36,895
Stora Enso OYJ – Class R	35	436
UPM-Kymmene OYJ	30	881
Wartsila OYJ Abp	667	23,600

Total Finland		133,538

France – 10.65%
Accor SA	520	29,309
Aeroports de Paris SA	2	277
Air Liquide SA	469	88,217
Airbus SE	36	8,267
Alstom SA (1)	21	605
Alten SA	151	12,792

	Shares (000s)	Value (000s)
Amundi SA (3)	764	$63,121
Arkema SA	779	47,487
AXA SA	102	4,910
BioMerieux	107	13,899
BNP Paribas SA	59	5,606
Bollore SE	40	225
Bouygues SA	3,495	181,687
Bureau Veritas SA	21	658
Capgemini SE	1,461	242,597
Carrefour SA	34	569
Cie de Saint-Gobain SA	26	2,691
Cie Generale des Etablissements Michelin SCA	2,623	86,931
Covivio	3	220
Credit Agricole SA	62	1,285
Danone SA	38	3,441
Dassault Aviation SA	1	374
Dassault Systemes SE	2,285	63,845
Edenred SE	971	21,464
Eiffage SA	4	573
Elis SA	564	15,996
Engie SA	108	2,827
EssilorLuxottica SA	251	79,463
FDJ UNITED	7	180
Gecina SA	3	247
Getlink SE	17	318
Hermes International SCA	2	4,707
Ipsen SA	2	320
Kering SA	242	84,434
Klepierre SA	13	515
Legrand SA	159	23,675
L’Oreal SA	14	6,196
LVMH Moet Hennessy Louis Vuitton SE	160	120,542
Orange SA	110	1,833
Pernod Ricard SA	2,298	196,738
Publicis Groupe SA	525	54,542
Renault SA	11	469
Rexel SA	2,517	98,720
Safran SA	359	124,904
Sanofi SA	2,591	250,671
Sartorius Stedim Biotech	2	444
Schneider Electric SE	872	238,431
Societe Generale SA	42	3,356
Sodexo SA	206	10,578
Technip Energies NV	598	22,773
Teleperformance SE	967	69,996
Thales SA	6	1,494
TotalEnergies SE	117	7,629
Unibail-Rodamco-Westfield	7	786
Veolia Environnement SA	38	1,308
Vinci SA	1,312	184,632

Total France		2,489,774

Germany – 9.57%
Adidas AG	163	32,303
Allianz SE	491	227,184
BASF SE	1,448	76,188
Bayer AG	1,565	67,892
Bayerische Motoren Werke AG	145	15,669
Beiersdorf AG	6	652

The accompanying notes are an integral part of these financial statements.

491

Bridge Builder International Equity Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Brenntag SE	382	$22,151
Commerzbank AG	43	1,835
Continental AG	611	48,461
CTS Eventim AG & Co. KGaA	4	351
Daimler Truck Holding AG	2,129	92,217
Delivery Hero SE – Class A (1)(3)	12	306
Deutsche Bank AG	110	4,251
Deutsche Boerse AG	491	128,931
Deutsche Lufthansa AG	35	343
Deutsche Post AG	3,990	217,536
Deutsche Telekom AG	219	7,127
E.ON SE	134	2,543
Evonik Industries AG	9,310	145,294
Fresenius Medical Care AG	1,552	74,136
Fresenius SE & Co. KGaA	25	1,445
GEA Group AG	1,231	83,209
Gerresheimer AG	52	1,659
Hannover Rueck SE	97	30,041
Heidelberg Materials AG	8	2,071
Henkel AG & Co. KGaA	6	471
Hensoldt AG	4	330
HOCHTIEF AG	1	363
Infineon Technologies AG	78	3,402
Knorr-Bremse AG	4	488
LEG Immobilien SE	4	317
Mercedes-Benz Group AG – Class REGISTERED	587	40,698
Merck KGaA	1,621	231,423
MTU Aero Engines AG	3	1,341
Muenchener Rueckversicherungs – Gesellschaft AG in Muenchen	8	5,071
Nemetschek SE	3	359
Rational AG (2)	0	230
Rheinmetall AG	30	53,982
RWE AG	37	1,986
SAP SE	1,066	259,096
Scout24 SE (3)	102	10,279
Siemens AG	45	12,622
Siemens Energy AG (1)	1,773	248,670
Siemens Healthineers AG (3)	20	1,052
Stabilus SE	135	3,212
Symrise AG – Class A	621	50,330
Talanx AG	4	525
Vonovia SE	44	1,277
Zalando SE (1)(3)	910	26,855

Total Germany		2,238,174

Greece – 0.04%
National Bank of Greece SA	552	8,421

Total Greece		8,421

Hong Kong – 3.51%
AIA Group Ltd.	32,486	334,382
Alibaba Group Holding Ltd.	4,598	84,416
BOC Hong Kong Holdings Ltd.	218	1,106
China Overseas Land & Investment Ltd.	16,861	26,628
China Resources Gas Group Ltd.	4,443	12,931
China Resources Land Ltd.	1,333	4,664
CK Asset Holdings Ltd.	117	592
CK Hutchison Holdings Ltd.	22,867	155,460

	Shares (000s)	Value (000s)
CK Infrastructure Holdings Ltd.	37	$274
CLP Holdings Ltd.	97	863
Futu Holdings Ltd. – ADR (1)	4	586
Galaxy Entertainment Group Ltd.	16,622	81,960
Hang Seng Bank Ltd.	43	848
Henderson Land Development Co. Ltd.	2,252	8,156
HKT Trust & HKT Ltd. – Class Miscella	229	339
Hong Kong & China Gas Co. Ltd.	666	600
Hong Kong Exchanges & Clearing Ltd.	234	12,266
Hongkong Land Holdings Ltd.	63	439
Jardine Matheson Holdings Ltd.	355	24,241
Link Real Estate Investment Trust	149	667
MTR Corp. Ltd.	91	349
Power Assets Holdings Ltd.	81	574
Prudential Plc	2,916	44,860
Sino Land Co. Ltd.	214	282
SITC International Holdings Co. Ltd.	77	276
Sun Hung Kai Properties Ltd.	86	1,047
Swire Pacific Ltd. – Class A	844	6,804
Techtronic Industries Co. Ltd.	1,158	13,315
WH Group Ltd. (3)	493	549
Wharf Holdings Ltd.	58	162
Wharf Real Estate Investment Co. Ltd.	99	313

Total Hong Kong		819,949

India – 1.02%
Havells India Ltd.	204	3,225
HDFC Bank Ltd.	7,810	86,274
ICICI Bank Ltd. – ADR	2,115	63,038
Kotak Mahindra Bank Ltd.	765	18,767
Marico Ltd.	805	6,717
Reliance Industries Ltd.	2,040	35,700
UPL Ltd.	2,842	25,160

Total India		238,881

Indonesia – 0.11%
Bank Central Asia Tbk PT	11,274	5,444
Bank Rakyat Indonesia Persero Tbk PT	92,168	20,186

Total Indonesia		25,630

Ireland – 1.87%
Accenture Plc – Class A	137	36,827
AerCap Holdings NV	10	1,487
AIB Group Plc	124	1,322
Bank of Ireland Group Plc	7,809	149,341
DCC Plc	335	20,883
Experian Plc	2,848	128,418
Irish Continental Group Plc	1,057	7,479
James Hardie Industries Plc (1)	1,373	28,184
Kerry Group Plc – Class A	10	869
Kingspan Group Plc	177	15,224
Medtronic Plc	479	45,988
Ryanair Holdings Plc	50	1,725

Total Ireland		437,747

Israel – 0.30%
Azrieli Group Ltd.	2	271
Bank Hapoalim BM	74	1,666
Bank Leumi Le-Israel BM	87	1,909
Check Point Software Technologies Ltd. (1)	5	969

The accompanying notes are an integral part of these financial statements.

492

Bridge Builder International Equity Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
CyberArk Software Ltd. (1)	3	$1,344
Elbit Systems Ltd.	2	962
ICL Group Ltd.	46	266
Israel Discount Bank Ltd. – Class A	72	767
Mizrahi Tefahot Bank Ltd.	9	655
Monday.com Ltd. (1)	237	34,923
Nice Ltd. (1)	4	417
Nova Ltd. (1)	2	593
Phoenix Financial Ltd.	14	571
Teva Pharmaceutical Industries Ltd. – ADR (1)	819	25,577
Wix.com Ltd. (1)	3	339

Total Israel		71,229

Italy – 2.94%
Amplifon SpA	525	8,419
Banca Mediolanum SpA	13	290
Banca Monte dei Paschi di Siena SpA	116	1,238
Banco BPM SpA	67	1,018
BPER Banca SPA	87	1,175
Buzzi SpA	5	273
Davide Campari-Milano NV	4,243	27,409
Enel SpA	25,328	263,349
ENI SpA	121	2,286
Ferrari NV	136	50,645
FinecoBank Banca Fineco SpA	36	929
Generali	50	2,091
Infrastrutture Wireless Italiane SpA (3)	16	145
Intesa Sanpaolo SpA	839	5,801
Leonardo SpA	24	1,364
Moncler SpA	14	910
Nexi SpA (3)	33	163
Poste Italiane SpA (3)	27	687
Prysmian SpA	17	1,690
Recordati Industria Chimica e Farmaceutica SpA	7	378
Snam SpA	31,345	208,284
Telecom Italia SpA (1)	666	400
Terna – Rete Elettrica Nazionale	83	883
UniCredit SpA	1,302	107,838
Unipol Assicurazioni SpA	21	501

Total Italy		688,166

Japan – 16.67%
ABC-Mart, Inc.	900	15,258
Advantest Corp.	46	5,829
Aeon Co. Ltd.	134	2,109
AGC, Inc.	12	391
Air Water, Inc.	510	7,350
Aisin Corp.	29	541
Ajinomoto Co., Inc.	54	1,149
ANA Holdings, Inc.	10	180
Asahi Group Holdings Ltd.	2,619	27,447
Asahi Kasei Corp.	76	677
Asics Corp.	42	999
Astellas Pharma, Inc.	107	1,419
Bandai Namco Holdings, Inc.	35	921
Bridgestone Corp.	3,388	76,223
Canon, Inc.	51	1,503
Capcom Co. Ltd.	21	495

	Shares (000s)	Value (000s)
Central Japan Railway Co.	46	$1,269
Chiba Bank Ltd.	34	375
Chubu Electric Power Co., Inc.	40	609
Chugai Pharmaceutical Co. Ltd.	41	2,125
Dai Nippon Printing Co. Ltd.	23	403
Daiei Kankyo Co. Ltd.	276	6,856
Daifuku Co. Ltd.	20	614
Dai-ichi Life Holdings, Inc.	206	1,713
Daiichi Sankyo Co. Ltd.	2,306	48,965
Daikin Industries Ltd.	707	90,432
Daito Trust Construction Co. Ltd.	18	343
Daiwa House Industry Co. Ltd.	914	30,365
Daiwa Securities Group, Inc.	77	675
Denso Corp.	102	1,414
Disco Corp.	6	1,676
Dowa Holdings Co. Ltd.	347	16,476
East Japan Railway Co.	731	19,275
Ebara Corp.	28	651
Eisai Co. Ltd.	16	463
ENEOS Holdings, Inc.	159	1,122
FANUC Corp.	55	2,152
Fast Retailing Co. Ltd.	12	4,170
Fuji Electric Co. Ltd.	8	637
FUJIFILM Holdings Corp.	7,745	164,343
Fujikura Ltd.	15	1,675
Fujitsu Ltd.	6,355	174,646
Fukuoka Financial Group, Inc.	778	25,165
Hakuhodo DY Holdings, Inc.	674	5,027
Hankyu Hanshin Holdings, Inc.	14	357
Hikari Tsushin, Inc.	1	280
Hitachi Ltd.	4,056	127,196
Honda Motor Co. Ltd.	10,718	105,196
Hoya Corp.	21	3,124
Hulic Co. Ltd.	27	294
Idemitsu Kosan Co. Ltd.	1,818	13,767
IHI Corp.	877	15,420
Iida Group Holdings Co. Ltd.	860	13,819
Inpex Corp.	682	13,648
Isuzu Motors Ltd.	31	489
ITOCHU Corp.	356	4,499
Japan Airlines Co. Ltd.	9	159
Japan Exchange Group, Inc.	58	621
Japan Post Bank Co. Ltd.	2,568	36,156
Japan Post Holdings Co. Ltd.	1,669	17,611
Japan Post Insurance Co. Ltd.	11	343
Japan Tobacco, Inc.	71	2,541
JFE Holdings, Inc.	36	453
JX Advanced Metals Corp.	33	416
Kajima Corp.	25	943
Kansai Electric Power Co., Inc.	56	883
Kao Corp.	27	1,090
Kawasaki Heavy Industries Ltd.	9	597
Kawasaki Kisen Kaisha Ltd.	22	308
KDDI Corp.	12,016	207,968
Keyence Corp.	12	4,225
Kikkoman Corp.	40	364
Kinden Corp.	275	11,920
Kioxia Holdings Corp. (1)	11	745
Kirin Holdings Co. Ltd.	1,148	17,189
Kobe Bussan Co. Ltd.	9	226

The accompanying notes are an integral part of these financial statements.

493

Bridge Builder International Equity Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Komatsu Ltd.	3,226	$102,375
Konami Group Corp.	6	828
Kubota Corp.	2,938	41,637
Kyocera Corp.	76	1,061
Kyowa Kirin Co. Ltd.	14	227
Lasertec Corp.	5	934
LY Corp.	7,029	18,704
M3, Inc.	26	350
Makita Corp.	14	412
Marubeni Corp.	83	2,317
MatsukiyoCocokara & Co.	20	339
Megmilk Snow Brand Co. Ltd.	252	5,194
Minebea Mitsumi, Inc.	3,361	67,623
Mitsubishi Chemical Group Corp.	74	432
Mitsubishi Corp.	723	16,539
Mitsubishi Electric Corp.	4,511	131,512
Mitsubishi Estate Co. Ltd.	64	1,555
Mitsubishi HC Capital, Inc.	53	443
Mitsubishi Heavy Industries Ltd.	4,637	113,193
Mitsubishi Logistics Corp.	1,142	8,727
Mitsubishi Motors Corp.	4,249	10,101
Mitsubishi UFJ Financial Group, Inc.	2,536	40,251
Mitsui & Co. Ltd.	146	4,321
Mitsui Fudosan Co. Ltd.	158	1,793
Mitsui OSK Lines Ltd.	21	619
Mizuho Financial Group, Inc.	147	5,361
Monotaro Co. Ltd.	15	232
MS&AD Insurance Group Holdings, Inc.	76	1,780
Murata Manufacturing Co. Ltd.	3,982	82,300
NEC Corp.	464	15,683
Nexon Co. Ltd.	22	542
NH Foods Ltd.	341	14,218
Nidec Corp.	51	686
Nikon Corp.	851	9,503
Nintendo Co. Ltd.	1,108	74,833
Nippon Building Fund, Inc. (2)	0	426
Nippon Paint Holdings Co. Ltd.	56	374
Nippon Sanso Holdings Corp.	10	305
Nippon Steel Corp.	285	1,166
Nippon Television Holdings, Inc.	631	15,350
Nippon Yusen KK	24	784
Nissan Motor Co. Ltd. (1)	133	330
Nitori Holdings Co. Ltd.	2,039	35,580
Nitto Denko Corp.	40	957
Nomura Holdings, Inc.	3,807	31,712
Nomura Research Institute Ltd.	1,365	51,945
NTT, Inc.	61,266	61,847
Obayashi Corp.	1,227	25,683
Obic Co. Ltd.	1,232	38,677
Olympus Corp.	7,798	98,875
Oracle Corp.	347	29,165
Oriental Land Co. Ltd.	65	1,199
ORIX Corp.	69	2,009
Osaka Gas Co. Ltd.	21	744
Otsuka Corp.	13	276
Otsuka Holdings Co. Ltd.	26	1,476
Pan Pacific International Holdings Corp.	4,391	26,159
Panasonic Holdings Corp.	138	1,794
Rakuten Group, Inc. (1)	93	593
Recruit Holdings Co. Ltd.	85	4,754

	Shares (000s)	Value (000s)
Renesas Electronics Corp. (1)	104	$1,427
Resona Holdings, Inc.	7,205	68,577
Resonac Holdings Corp.	1,021	42,584
Ryohin Keikaku Co. Ltd.	30	528
Sanrio Co. Ltd.	11	329
SBI Holdings, Inc.	33	708
SCREEN Holdings Co. Ltd.	5	468
Secom Co. Ltd.	2,977	105,803
Sega Sammy Holdings, Inc.	708	11,059
Seibu Holdings, Inc.	13	346
Sekisui Chemical Co. Ltd.	22	365
Sekisui House Ltd.	35	790
Seria Co. Ltd.	189	4,190
Seven & i Holdings Co. Ltd.	1,024	14,706
SG Holdings Co. Ltd.	18	164
Shimadzu Corp.	16	413
Shimano, Inc.	4	460
Shin-Etsu Chemical Co. Ltd.	1,594	49,508
Shionogi & Co. Ltd.	45	811
Ship Healthcare Holdings, Inc.	601	10,077
Shiseido Co. Ltd.	664	9,669
SMC Corp.	3	1,176
SoftBank Corp.	1,690	2,320
SoftBank Group Corp.	229	6,430
Sompo Holdings, Inc.	52	1,775
Sony Financial Group, Inc. (1)	369	391
Sony Group Corp.	8,226	211,011
Subaru Corp.	35	762
Sugi Holdings Co. Ltd.	903	21,231
Sumitomo Corp.	64	2,222
Sumitomo Electric Industries Ltd.	43	1,720
Sumitomo Metal Mining Co. Ltd.	1,084	43,387
Sumitomo Mitsui Financial Group, Inc.	793	25,494
Sumitomo Mitsui Trust Group, Inc.	1,388	42,299
Sumitomo Realty & Development Co. Ltd.	35	889
Suntory Beverage & Food Ltd.	2,720	81,809
Suzuki Motor Corp.	92	1,377
Sysmex Corp.	432	4,237
T&D Holdings, Inc.	28	637
Taiheiyo Cement Corp.	660	16,403
Taisei Corp.	226	21,382
Takeda Pharmaceutical Co. Ltd.	1,305	40,537
TBS Holdings, Inc.	393	14,515
TDK Corp.	4,583	64,843
Terumo Corp.	2,811	40,860
TIS, Inc.	13	423
Toho Co. Ltd.	6	321
Tokio Marine Holdings, Inc.	1,256	46,422
Tokyo Electron Ltd.	27	5,969
Tokyo Gas Co. Ltd.	19	737
Tokyo Metro Co. Ltd.	17	176
Tokyu Corp.	30	348
TOPPAN Holdings, Inc.	14	413
Toray Industries, Inc.	2,548	16,610
Toyo Seikan Group Holdings Ltd.	595	14,516
Toyo Suisan Kaisha Ltd.	206	14,104
Toyota Industries Corp.	1,585	179,686
Toyota Motor Corp.	559	12,001
Toyota Tsusho Corp.	41	1,383

The accompanying notes are an integral part of these financial statements.

494

Bridge Builder International Equity Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Trend Micro, Inc.	8	$311
Tsumura & Co.	456	11,830
Tsuruha Holdings, Inc.	15	283
Unicharm Corp.	68	387
USS Co. Ltd.	2,130	23,304
West Japan Railway Co.	792	15,775
Yamaha Motor Co. Ltd.	55	407
Yokogawa Electric Corp.	13	430
Yokohama Financial Group, Inc.	62	513
Zensho Holdings Co. Ltd.	6	327
ZOZO, Inc.	2,652	21,874

Total Japan		3,897,018

Luxembourg – 0.77%
ArcelorMittal SA	2,577	118,352
Befesa SA (3)	166	5,738
CVC Capital Partners Plc (3)	14	230
Eurofins Scientific SE	417	30,468
Millicom International Cellular SA	110	6,110
Tenaris SA	1,047	20,212

Total Luxembourg		181,110

Macau – 0.09%
Sands China Ltd.	8,720	21,995

Total Macau		21,995

Mexico – 0.22%
Arca Continental SAB de CV	494	5,338
Cemex SAB de CV – ADR	504	5,793
Fresnillo Plc	14	603
Grupo Financiero Banorte SAB de CV – Class O	4,335	40,165

Total Mexico		51,899

Netherlands – 4.28%
ABN AMRO Bank NV (3)	35	1,212
Adyen NV (1)(3)	48	77,110
Aegon Ltd.	78	608
Akzo Nobel NV	336	23,358
Argenx SE (1)	4	3,108
ASM International NV	96	58,251
ASML Holding NV	156	167,813
ASML Holding NV – Class REG	117	125,580
ASR Nederland NV	9	654
BE Semiconductor Industries NV	4	678
Euronext NV (3)	5	677
EXOR NV	6	469
Ferrovial SE	31	1,995
Heineken Holding NV	8	573
Heineken NV	1,180	97,364
IMCD NV	4	318
ING Groep NV	3,461	97,272
JDE Peet’s NV	10	373
Koninklijke Ahold Delhaize NV	771	31,623
Koninklijke KPN NV	229	1,071
Koninklijke Philips NV	7,468	203,338
Magnum Ice Cream Co. NV (1)	29	459
Nebius Group NV – Class A (1)	13	1,060
NN Group NV	16	1,223
Prosus NV (1)	79	4,864

	Shares (000s)	Value (000s)
QIAGEN NV	940	$42,743
Randstad NV	1,413	53,649
Stellantis NV	119	1,301
Universal Music Group NV	66	1,724
Wolters Kluwer NV	14	1,460

Total Netherlands		1,001,928

New Zealand – 0.01%
Auckland International Airport Ltd.	99	472
Contact Energy Ltd.	52	275
Fisher & Paykel Healthcare Corp. Ltd.	35	756
Infratil Ltd.	59	374
Meridian Energy Ltd.	81	260
Xero Ltd. (1)	10	741

Total New Zealand		2,878

Norway – 0.73%
Aker BP ASA	19	488
DNB Bank ASA	1,640	45,701
Equinor ASA	4,089	96,436
Gjensidige Forsikring ASA	12	351
Kongsberg Gruppen ASA	27	696
Mowi ASA	28	683
Norsk Hydro ASA	82	634
Orkla ASA	41	458
Salmar ASA	381	23,286
Telenor ASA	36	521
Yara International ASA	9	387

Total Norway		169,641

Peru – 0.26%
Credicorp Ltd.	212	60,739

Total Peru		60,739

Poland – 0.00% (4)
InPost SA (1)	15	181

Total Poland		181

Portugal – 0.01%
Banco Comercial Portugues SA – Class R	446	469
EDP SA	190	874
Galp Energia SGPS SA	25	426
Jeronimo Martins SGPS SA	17	408

Total Portugal		2,177

Russia – 0.00% (4)
Severstal PAO – GDR (1)(2)(6)(7)	147	—
X5 Retail Group NV – GDR (1)(2)(6)(7)	65	—

Total Russia		—

Singapore – 2.07%
ASMPT Ltd.	491	4,889
BOC Aviation Ltd. (3)	412	3,858
CapitaLand Ascendas REIT	232	510
CapitaLand Integrated Commercial Trust	354	658
Capitaland Investment Ltd.	134	282
DBS Group Holdings Ltd.	2,565	112,341
Grab Holdings Ltd. – Class A (1)	145	723
Keppel Ltd.	87	699
Oversea – Chinese Banking Corp. Ltd.	200	3,065

The accompanying notes are an integral part of these financial statements.

495

Bridge Builder International Equity Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Sea Ltd. – ADR (1)	1,029	$131,294
Sembcorp Industries Ltd.	51	239
Singapore Airlines Ltd.	91	450
Singapore Exchange Ltd.	51	677
Singapore Technologies Engineering Ltd.	1,715	11,207
Singapore Telecommunications Ltd.	436	1,541
United Overseas Bank Ltd.	7,788	212,097
Wilmar International Ltd.	120	286

Total Singapore		484,816

South Africa – 0.17%
AVI Ltd.	809	5,151
Bid Corp. Ltd.	137	3,502
Capitec Bank Holdings Ltd.	43	10,730
Naspers Ltd. – Class N	193	12,882
Valterra Platinum Ltd.	83	7,019

Total South Africa		39,284

South Korea – 0.76%
Amorepacific Corp.	241	19,984
NAVER Corp.	189	31,789
Samsung Electronics Co. Ltd.	1,157	96,945
Shinhan Financial Group Co. Ltd.	548	29,183

Total South Korea		177,901

Spain – 2.07%
Acciona SA	2	330
Acerinox SA	363	5,370
ACS Actividades de Construccion y Servicios SA	11	1,068
Aena SME SA (3)	45	1,264
Amadeus IT Group SA	823	60,909
Banco Bilbao Vizcaya Argentaria SA	341	7,989
Banco de Sabadell SA	298	1,176
Banco Santander SA	19,733	232,269
Bankinter SA	40	671
CaixaBank SA	7,555	92,364
Cellnex Telecom SA (3)	30	952
EDP Renovaveis SA	19	269
Endesa SA	19	670
Fluidra SA	894	24,214
Grifols SA	18	223
Iberdrola SA	1,828	39,582
Industria de Diseno Textil SA	66	4,322
Mapfre SA	54	272
Naturgy Energy Group SA	14	415
Redeia Corp. SA	18	318
Repsol SA	68	1,265
Telefonica SA	221	907
Viscofan SA	121	7,581

Total Spain		484,400

Sweden – 1.59%
AddTech AB – Class B	16	559
Alfa Laval AB	405	20,326
Assa Abloy AB – Class B	3,596	138,911
Atlas Copco AB – Class A	2,231	39,724
Atlas Copco AB – Class B	94	1,503
Beijer Ref AB – Class B	25	404
Boliden AB (1)	17	929

	Shares (000s)	Value (000s)
Epiroc AB – Class A	39	$878
Epiroc AB – Class B	24	477
EQT AB	29	1,152
Essity AB – Class B	35	1,016
Evolution AB (3)	8	535
Fastighets AB Balder – Class B (1)	43	321
H & M Hennes & Mauritz AB – Class B	29	585
Hexagon AB – Class B	123	1,451
Holmen AB – Class B	4	163
Industrivarden AB – Class A	7	301
Industrivarden AB – Class C	9	390
Indutrade AB	16	418
Investment AB Latour – Class B	9	227
Investor AB – Class B	107	3,806
L E Lundbergforetagen AB – Class B	4	245
Lifco AB – Class B	14	539
Nibe Industrier AB – Class B	92	350
Saab AB – Class B	19	1,116
Sagax AB – Class B	13	278
Sandvik AB	798	25,791
Securitas AB – Class B	30	479
Skandinaviska Enskilda Banken AB – Class A	89	1,881
Skanska AB – Class B	20	554
SKF AB – Class B	21	547
Spotify Technology SA (1)	159	92,453
Svenska Cellulosa AB SCA – Class B	37	488
Svenska Handelsbanken AB – Class A	1,759	25,487
Swedbank AB	50	1,750
Swedish Orphan Biovitrum AB (1)	12	431
Tele2 AB – Class B	32	541
Telefonaktiebolaget LM Ericsson – Class B	166	1,615
Telia Co. AB	141	602
Trelleborg AB – Class B	12	506
Volvo AB – Class B	94	2,977

Total Sweden		372,706

Switzerland – 5.54%
ABB Ltd.	94	6,931
Alcon AG	30	2,367
Avolta AG	5	314
Banque Cantonale Vaudoise	2	220
Barry Callebaut AG (2)	0	348
Belimo Holding AG	1	570
BKW AG	1	251
Chocoladefabriken Lindt & Spruengli AG (2)	0	818
Chocoladefabriken Lindt & Spruengli AG – REG (2)	0	1,027
Cie Financiere Richemont SA	326	70,379
Coca-Cola HBC AG (1)	13	678
DSM-Firmenich AG	10	817
EMS-Chemie Holding AG (2)	0	343
Galderma Group AG	9	1,900
Geberit AG	57	44,483
Givaudan SA	1	2,164
Glencore Plc (1)	15,839	86,588
Helvetia Baloise Holding AG	5	1,231
Holcim AG (1)	292	28,399
Julius Baer Group Ltd.	884	69,060
Kuehne & Nagel International AG	3	622

The accompanying notes are an integral part of these financial statements.

496

Bridge Builder International Equity Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Logitech International SA	9	$920
Lonza Group AG	4	2,830
Nestle SA	3,650	362,321
Novartis AG	114	15,715
Partners Group Holding AG	1	1,676
Roche Holding AG	2	800
Roche Holding AG	841	347,238
Sandoz Group AG	25	1,812
Schindler Holding AG	1	505
Schindler Holding AG	2	888
SGS SA	10	1,117
Sika AG	118	23,936
Sonova Holding AG	102	26,362
STMicroelectronics NV	40	1,057
Straumann Holding AG	7	770
Swatch Group AG – BR	2	363
Swiss Life Holding AG	2	1,954
Swiss Prime Site AG	5	743
Swiss Re AG	18	2,933
Swisscom AG	2	1,108
UBS Group AG	3,747	173,028
VAT Group AG (3)	2	759
Zurich Insurance Group AG	9	6,525

Total Switzerland		1,294,870

Taiwan – 2.28%
Advantech Co. Ltd.	320	2,923
Delta Electronics, Inc.	1,947	59,391
MediaTek, Inc.	130	5,903
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	713	216,552
Taiwan Semiconductor Manufacturing Co. Ltd.	5,056	248,539

Total Taiwan		533,308

Thailand – 0.08%
Kasikornbank PCL	3,222	19,869

Total Thailand		19,869

United Kingdom – 17.41%
3i Group Plc	4,215	184,818
Admiral Group Plc	481	20,571
Anglo American Plc	66	2,731
Aon Plc – Class A	126	44,378
Ashtead Group Plc	26	1,744
Associated British Foods Plc	5,319	151,940
AstraZeneca Plc	1,228	227,344
Auto Trader Group Plc (3)	2,150	16,959
Aviva Plc	180	1,656
BAE Systems Plc	8,178	188,222
Barclays Plc	23,362	149,542
Barratt Redrow Plc	2,186	11,232
BP Plc	32,151	187,501
British American Tobacco Plc	3,139	177,962
BT Group Plc – Class A	353	875
Bunzl Plc	1,009	28,186
Burberry Group Plc (1)	863	14,679
Capita Plc (1)	511	2,766
Centrica Plc	282	643
Close Brothers Group Plc (1)	637	4,480

	Shares (000s)	Value (000s)
CNH Industrial NV	2,253	$20,771
Coca-Cola Europacific Partners Plc	186	16,911
Compass Group Plc	2,767	87,672
Convatec Group Plc (3)	6,835	22,315
Diageo Plc	3,630	78,216
easyJet Plc	2,463	16,899
Endeavour Mining Plc	12	603
Entain Plc	3,110	31,972
Future Plc	508	3,608
GSK Plc	11,717	287,278
Haleon Plc	9,427	47,639
Halma Plc	23	1,083
Hikma Pharmaceuticals Plc	10	217
HSBC Holdings Plc	6,262	98,540
IG Group Holdings Plc	1,089	19,286
Imperial Brands Plc	45	1,906
Inchcape Plc	870	9,016
Informa Plc	77	918
InterContinental Hotels Group Plc (1)	209	29,375
International Consolidated Airlines Group SA	73	408
Intertek Group Plc	490	30,372
ITV Plc	8,221	9,067
J Sainsbury Plc	17,470	76,538
JD Sports Fashion Plc	148	168
John Wood Group Plc (1)	3,403	1,087
Jupiter Fund Management Plc	2,322	4,962
Kingfisher Plc	101	427
Land Securities Group Plc	41	343
Legal & General Group Plc	335	1,181
Lloyds Banking Group Plc	203,135	268,688
London Stock Exchange Group Plc	252	30,326
M&G Plc	137	527
Marks & Spencer Group Plc	122	544
Melrose Industries Plc	76	599
National Grid Plc	291	4,470
NatWest Group Plc	475	4,164
Next Plc	7	1,277
Pagegroup Plc	2,653	8,361
Pearson Plc	34	474
Pets at Home Group Plc	2,972	7,912
Phoenix Group Holdings Plc	42	412
Rathbones Group Plc	310	8,040
Reckitt Benckiser Group Plc	2,592	209,703
RELX Plc	1,390	55,993
Rentokil Initial Plc	149	889
Rightmove Plc	2,415	16,875
Rio Tinto Plc	66	5,356
Rolls-Royce Holdings Plc	24,715	382,229
Rotork Plc	2,688	11,769
Sage Group Plc	58	839
Schroders Plc	46	251
Segro Plc	77	741
Serco Group Plc	6,767	25,436
Severn Trent Plc	16	592
Shell Plc	1,565	57,975
Shell Plc	4,065	149,786
Smith & Nephew Plc	49	809
Smiths Group Plc	19	616
Spirax Group Plc	5	450

The accompanying notes are an integral part of these financial statements.

497

Bridge Builder International Equity Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
SSE Plc	7,430	$217,845
SSP Group Plc	7,630	21,163
Standard Chartered Plc	4,303	104,991
Tesco Plc	3,170	18,849
Travis Perkins Plc	3,039	25,954
Unilever Plc	129	8,432
United Utilities Group Plc	41	654
Vodafone Group Plc	1,142	1,523
WH Smith Plc	1,254	10,781
Whitbread Plc	259	8,866
Wise Plc – Class A (1)	40	477
WPP Plc	17,338	77,887

Total United Kingdom		4,070,532

United States – 2.93%
Coupang, Inc. – Class A (1)	2,953	69,665
Ferguson Enterprises, Inc.	284	63,173
Flutter Entertainment Plc (1)	227	48,790
Laureate Education, Inc. – Class A (1)	164	5,511
Linde Plc	344	146,467
Newmont Corp.	111	11,054
Philip Morris International, Inc.	735	117,918
RB Global, Inc.	827	85,146
Reliance Worldwide Corp. Ltd.	2,792	7,168
Samsonite Group SA (3)	12,207	31,175
Seagate Technology Holdings Plc	328	90,427
Southern Copper Corp.	64	9,199

Total United States		685,693

Uruguay – 0.35%
MercadoLibre, Inc. (1)	41	81,668

Total Uruguay		81,668

Total Common Stocks (Cost: $17,689,143)		22,863,176

PREFERRED STOCKS – 0.02%
Germany – 0.02%
Bayerische Motoren Werke AG	3	342
Dr Ing hc F Porsche AG (3)	7	346
Henkel AG & Co. KGaA	9	754
Porsche Automobil Holding SE	8	394
Sartorius AG	2	441
Volkswagen AG	12	1,484

Total Germany		3,761

Total Preferred Stocks (Cost: $3,819)		3,761

SHORT-TERM INVESTMENTS – 1.91%
Money Market Funds – 1.82%
JP Morgan U.S. Government Money Market Fund – Class IM, 3.72% (5)	425,959	425,959

Total Money Market Funds (Cost: $425,959)		425,959

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.09%
ANZ, Hong Kong, 0.87% due 01/05/2026	NZD	34	$19
ANZ, Hong Kong, 1.84% due 01/02/2026	AUD	84	56
ANZ, London, 1.84% due 01/02/2026		523	349
BNP Paribas, Paris, -0.90% due 01/05/2026	CHF	155	196
BNP Paribas, Paris, 0.27% due 01/02/2026	DKK	32	5
Brown Brothers Harriman, 0.27% due 01/02/2026		1,462	230
Citibank, London, 1.06% due 01/02/2026	EUR	1,050	1,234
Citibank, London, 2.91% due 01/02/2026	GBP	1,604	2,163
Citibank, New York, 3.13% due 01/02/2026		$892	892
HSBC, Hong Kong, 2.63% due 01/02/2026	HKD	1,069	137
HSBC, Singapore, 0.40% due 01/02/2026	SGD	193	150
Nordea Bank, Oslo, 2.25% due 01/02/2026	NOK	102	10
Royal Bank of Canada, Toronto, 1.33% due 01/02/2026 (2)	CAD	1	0
Skandinaviska Enskilda Banken AB, Stockholm, -3.79% due 01/02/2026	SEK	533	58
Standard Chartered Bank, Johannesburg, 4.80% due 01/02/2026 (2)	ZAR	2	0
Sumitomo Trust Bank, London, 3.13% due 01/02/2026		$756	756
Sumitomo, Tokyo, 0.15% due 01/05/2026	JPY	2,197,428	14,029
Sumitomo, Tokyo, 3.13% due 01/02/2026		$367	367

Total Time Deposits (Cost: $20,651)			20,651

Total Short-Term Investments (Cost: $446,610)			446,610

TOTAL INVESTMENTS IN SECURITIES – 99.67% (Cost: $18,139,572)			23,313,547

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.33%			78,060

TOTAL NET ASSETS – 100.00%			$23,391,607

The accompanying notes are an integral part of these financial statements.

498

Bridge Builder International Equity Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

GDR Global Depositary Receipt

REIT Real Estate Investment Trust

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

ZAR South African Rand

(1)	Non-income producing security.

(2)	A zero balance may reflect actual amounts rounding to less than one thousand.

(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $266,890, which represents 1.14% of total net assets.

(4)	Amount calculated is less than 0.005%.

(5)	Represents annualized seven-day yield as of the close of the reporting period.

(6)	Security that is restricted at December 31, 2025. The value of these securities totals $0, which represents 0.00% of total net assets.

(7)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
35	Euro Stoxx 50 Future	Mar. 2026	EUR	2,019	$2,403	$30
14	FTSE 100 INDEX Future	Mar. 2026	GBP	1,369	1,876	31
6	TOPIX INDEX Future	Mar. 2026	JPY	203,696	1,308	7

						$68

The accompanying notes are an integral part of these financial statements.

499

Bridge Builder International Equity Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

COMMON STOCKS	Percentages of Net Assets
Communication Services	4.15%
Consumer Discretionary	9.89
Consumer Staples	8.50
Energy	3.04
Financials	19.29
Healthcare	10.96
Industrials	20.85
Information Technology	10.96
Materials	6.42
Real Estate	0.39
Utilities	3.29

Total Common Stocks	97.74

PREFERRED STOCKS	Percentages of Net Assets
Consumer Discretionary	0.01
Consumer Staples	0.01
Healthcare	0.00	(1)

Total Preferred Stocks	0.02

SHORT-TERM INVESTMENTS	1.91

TOTAL INVESTMENTS	99.67
OTHER ASSETS IN EXCESS OF LIABILITIES	0.33

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

500

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

December 31, 2025 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.36%
Australia – 2.36%
ANZ Group Holdings Ltd.	132	$3,202
ASX Ltd.	31	1,056
BHP Group Ltd.	17	508
BHP Group Ltd.	65	1,967
Brambles Ltd.	30	459
Cochlear Ltd.	37	6,433
Coles Group Ltd.	76	1,087
Commonwealth Bank of Australia	25	2,705
Computershare Ltd.	5	111
CSL Ltd.	77	8,831
Fortescue Ltd.	77	1,130
Goodman Group	46	956
Macquarie Group Ltd.	23	3,068
Medibank Pvt Ltd.	738	2,355
National Australia Bank Ltd.	30	843
Northern Star Resources Ltd.	11	187
Qantas Airways Ltd.	75	520
QBE Insurance Group Ltd.	165	2,185
REA Group Ltd. (1)	0	41
Rio Tinto Ltd.	51	4,945
Santos Ltd.	397	1,631
Scentre Group	682	1,906
South32 Ltd.	167	395
Telstra Group Ltd.	2,002	6,495
Washington H Soul Pattinson & Co. Ltd.	4	88
Wesfarmers Ltd.	36	1,965
Westpac Banking Corp.	83	2,125
Whitehaven Coal Ltd.	331	1,704
WiseTech Global Ltd.	15	703
Woodside Energy Group Ltd.	72	1,127

Total Australia		60,728

Austria – 0.35%
Erste Group Bank AG	75	9,020

Total Austria		9,020

Belgium – 0.87%
Anheuser – Busch InBev SA	50	3,187
D’ieteren Group	4	749
Elia Group SA/NV – Class B	15	1,918
Financiere de Tubize SA	3	686
KBC Group NV	121	15,796

Total Belgium		22,336

Brazil – 0.33%
Ambev SA – ADR	1,192	2,945
Ambev SA	1,622	4,082
Banco do Brasil SA	363	1,449

Total Brazil		8,476

Canada – 1.26%
Alimentation Couche – Tard, Inc.	239	13,033
Canadian National Railway Co.	90	8,932
CCL Industries, Inc. – Class B	14	874
Element Fleet Management Corp.	69	1,817
Magna International, Inc.	146	7,807

Total Canada		32,463

	Shares (000s)	Value (000s)
Chile – 0.15%
Antofagasta Plc	90	$3,960

Total Chile		3,960

China – 0.38%
China Merchants Bank Co. Ltd. – Class H	256	1,738
Haier Smart Home Co. Ltd. – Class A	1,205	3,763
Tencent Holdings Ltd.	8	637
Weichai Power Co. Ltd. – Class H	1,544	3,747

Total China		9,885

Denmark – 1.86%
Carlsberg AS – Class B	42	5,520
Coloplast – Class B	129	11,028
Danske Bank	204	10,209
Demant A/S (2)	28	948
Genmab (2)	3	907
Novo Nordisk – Class B	274	13,901
Novonesis Novozymes B – Class B	58	3,714
Pandora A/S	5	576
Tryg	36	941

Total Denmark		47,744

Finland – 1.51%
Fortum OYJ	43	911
Kesko OYJ – Class B	67	1,504
Kone OYJ – Class B	203	14,349
Nokia OYJ	1,439	9,277
Nordea Bank Abp	540	10,168
Stora Enso OYJ – Class R	72	896
UPM – Kymmene OYJ	59	1,713

Total Finland		38,818

France – 12.67%
Accor SA	187	10,549
Air Liquide SA	130	24,515
Airbus SE	28	6,524
Alstom SA (2)	28	834
Amundi SA (3)	142	11,707
Arkema SA	82	4,994
AXA SA	110	5,281
BNP Paribas SA	29	2,735
Bouygues SA	37	1,921
Bureau Veritas SA	84	2,662
Capgemini SE	61	10,157
Cie de Saint – Gobain SA	24	2,409
Cie Generale des Etablissements Michelin SCA	541	17,918
Covivio SA	6	417
Credit Agricole SA	25	509
Danone SA	14	1,226
Dassault Systemes SE	348	9,709
Edenred SE	55	1,208
Eiffage SA (1)	0	33
Engie SA	313	8,232
EssilorLuxottica SA	18	5,733
FDJ UNITED	38	1,053
Hermes International SCA	6	15,456
Ipsen SA	4	597
Kering SA	14	4,847

The accompanying notes are an integral part of these financial statements.

501

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Legrand SA	81	$12,036
L’Oreal SA	38	16,146
LVMH Moet Hennessy Louis Vuitton SE	25	18,966
Pernod Ricard SA	7	621
Publicis Groupe SA	67	6,985
Rexel SA	409	16,039
Safran SA	48	16,588
Sanofi SA	176	17,059
Schneider Electric SE	34	9,387
Societe Generale SA	119	9,592
Sodexo SA	17	893
Teleperformance SE	132	9,542
TotalEnergies SE	376	24,516
Unibail – Rodamco – Westfield	4	486
Veolia Environnement SA	179	6,229
Vinci SA	69	9,679

Total France		325,990

Germany – 9.50%
Adidas AG	37	7,299
Allianz SE	31	14,360
Aumovio SE (2)	53	2,684
BASF SE	271	14,253
Bayer AG	195	8,462
Beiersdorf AG	1	148
Continental AG	107	8,486
CTS Eventim AG & Co. KGaA	16	1,451
Daimler Truck Holding AG	285	12,336
Delivery Hero SE – Class A (2)(3)	18	463
Deutsche Bank AG	22	859
Deutsche Boerse AG	43	11,423
Deutsche Post AG	44	2,420
Deutsche Telekom AG	353	11,482
E.ON SE	23	430
Evonik Industries AG	386	6,021
Fresenius Medical Care AG	134	6,416
Fresenius SE & Co. KGaA	46	2,623
Hannover Rueck SE	1	193
Heidelberg Materials AG	31	8,111
Infineon Technologies AG	667	29,087
KION Group AG	21	1,697
Mercedes – Benz Group AG – ADR	67	1,178
Mercedes – Benz Group AG – Class REGISTERED	34	2,324
Merck KGaA	119	16,913
Muenchener Rueckversicherungs – Gesellschaft AG in Muenchen	16	10,469
Rheinmetall AG (1)	0	814
SAP SE	128	30,985
Siemens AG	81	22,792
Siemens Energy AG (2)	18	2,571
Siemens Healthineers AG (3)	28	1,490
Symrise AG – Class A	6	469
Vonovia SE	13	361
Zalando SE (2)(3)	112	3,314

Total Germany		244,384

Hong Kong – 3.38%
AIA Group Ltd.	4,112	42,326
Alibaba Group Holding Ltd.	575	10,550

	Shares (000s)	Value (000s)
China Overseas Land & Investment Ltd.	1,903	$3,005
CK Asset Holdings Ltd.	474	2,394
CK Hutchison Holdings Ltd.	592	4,025
CLP Holdings Ltd.	250	2,236
Galaxy Entertainment Group Ltd.	1,773	8,742
Hang Seng Bank Ltd.	28	552
Hong Kong Exchanges & Clearing Ltd.	116	6,080
Jardine Matheson Holdings Ltd.	57	3,863
Power Assets Holdings Ltd.	268	1,900
Sun Hung Kai Properties Ltd.	39	475
Techtronic Industries Co. Ltd.	69	788

Total Hong Kong		86,936

Hungary – 0.17%
OTP Bank Nyrt	41	4,416

Total Hungary		4,416

Indonesia – 0.06%
Bank Rakyat Indonesia Persero Tbk PT	6,620	1,450

Total Indonesia		1,450

Ireland – 2.29%
Accenture Plc – Class A	18	4,892
AerCap Holdings NV	39	5,609
AIB Group Plc	460	4,917
Bank of Ireland Group Plc	686	13,116
DCC Plc	48	3,012
Experian Plc	256	11,544
Kerry Group Plc – Class A	12	1,107
Kingspan Group Plc	36	3,068
Medtronic Plc	58	5,598
Ryanair Holdings Plc – ADR	22	1,616
Ryanair Holdings Plc	72	2,494
Smurfit WestRock Plc	50	1,950

Total Ireland		58,923

Israel – 0.29%
Bank Leumi Le – Israel BM	110	2,428
Check Point Software Technologies Ltd. (2)	21	3,985
ICL Group Ltd.	181	1,042
Wix.com Ltd. (2)	1	54

Total Israel		7,509

Italy – 1.71%
Enel SpA	1,345	13,981
Ferrari NV	26	9,700
FinecoBank Banca Fineco SpA	26	662
Generali	25	1,046
Intesa Sanpaolo SpA	535	3,698
Moncler SpA	16	999
Poste Italiane SpA (3)	3	82
Prysmian SpA	30	3,000
Recordati Industria Chimica e Farmaceutica SpA	5	276
Snam SpA	18	122
UniCredit SpA	125	10,367

Total Italy		43,933

Japan – 18.13%
Advantest Corp.	5	607

The accompanying notes are an integral part of these financial statements.

502

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Aeon Co. Ltd.	30	$469
Aisin Corp.	20	365
Ajinomoto Co., Inc.	225	4,746
Asahi Kasei Corp.	119	1,061
Astellas Pharma, Inc.	144	1,918
Bridgestone Corp.	183	4,117
Canon, Inc.	36	1,071
Capcom Co. Ltd.	179	4,160
Chugai Pharmaceutical Co. Ltd.	35	1,810
CyberAgent, Inc.	57	481
Dai – ichi Life Holdings, Inc.	72	602
Daiichi Sankyo Co. Ltd.	37	794
Daikin Industries Ltd.	182	23,212
Daiwa House Industry Co. Ltd.	14	462
Denso Corp.	85	1,177
Disco Corp.	3	914
Eisai Co. Ltd.	46	1,369
ENEOS Holdings, Inc.	54	383
FANUC Corp.	57	2,199
Fast Retailing Co. Ltd.	2	544
Fuji Electric Co. Ltd.	23	1,721
FUJIFILM Holdings Corp.	12	255
Fujitsu Ltd.	308	8,454
Fukuoka Financial Group, Inc.	127	4,092
Hikari Tsushin, Inc.	1	168
Hitachi Ltd.	615	19,294
Honda Motor Co. Ltd.	245	2,402
Hoya Corp.	167	25,389
IHI Corp.	406	7,138
Iida Group Holdings Co. Ltd.	51	823
Inpex Corp.	8	152
Isuzu Motors Ltd.	69	1,072
ITOCHU Corp.	969	12,245
Japan Exchange Group, Inc.	70	747
Japan Post Bank Co. Ltd.	5	65
Japan Post Holdings Co. Ltd.	15	158
Japan Tobacco, Inc.	14	503
JFE Holdings, Inc.	60	766
Kao Corp.	165	6,569
KDDI Corp.	28	488
Keyence Corp.	47	16,965
Komatsu Ltd.	290	9,196
Kyocera Corp.	170	2,376
Lasertec Corp.	14	2,629
LY Corp.	316	840
Makita Corp.	12	373
Marubeni Corp.	7	187
MINEBEA MITSUMI, Inc.	363	7,296
Mitsubishi Corp.	178	4,076
Mitsubishi Electric Corp.	172	5,009
Mitsubishi HC Capital, Inc.	193	1,615
Mitsubishi UFJ Financial Group, Inc.	389	6,171
Mitsui & Co. Ltd.	133	3,962
Mitsui Fudosan Co. Ltd.	647	7,354
Mizuho Financial Group, Inc.	9	314
Monotaro Co. Ltd.	389	6,197
MS&AD Insurance Group Holdings, Inc.	121	2,845
Murata Manufacturing Co. Ltd.	496	10,245
Nintendo Co. Ltd.	115	7,791
Nitori Holdings Co. Ltd.	129	2,245

	Shares (000s)	Value (000s)
Nomura Research Institute Ltd.	196	$7,466
Obayashi Corp.	162	3,395
Obic Co. Ltd.	25	794
Olympus Corp.	941	11,930
Oracle Corp.	7	555
ORIX Corp.	176	5,153
Otsuka Holdings Co. Ltd.	37	2,064
Panasonic Holdings Corp.	259	3,360
Rakuten Group, Inc. (2)	351	2,248
Recruit Holdings Co. Ltd.	104	5,827
Renesas Electronics Corp. (2)	69	951
Resona Holdings, Inc.	743	7,075
SBI Holdings, Inc.	187	4,021
Secom Co. Ltd.	18	647
Seven & i Holdings Co. Ltd.	356	5,118
Shin – Etsu Chemical Co. Ltd.	371	11,524
Shiseido Co. Ltd.	50	720
SMC Corp.	4	1,246
Softbank Corp.	282	387
SoftBank Group Corp.	62	1,728
Sony Financial Group, Inc. (2)	1,092	1,157
Sony Group Corp.	1,123	28,809
Subaru Corp.	51	1,094
Sumitomo Corp.	106	3,652
Sumitomo Electric Industries Ltd.	62	2,485
Sumitomo Mitsui Financial Group, Inc.	841	27,035
Sumitomo Mitsui Trust Group, Inc.	60	1,828
Suntory Beverage & Food Ltd.	309	9,302
Suzuki Motor Corp.	513	7,666
T&D Holdings, Inc.	113	2,599
Takeda Pharmaceutical Co. Ltd.	171	5,318
TDK Corp.	806	11,400
Terumo Corp.	857	12,457
Tokio Marine Holdings, Inc.	188	6,935
Tokyo Electron Ltd.	26	5,680
Toray Industries, Inc.	766	4,996
Toyota Industries Corp.	50	5,646
Toyota Motor Corp.	328	7,038
Trend Micro, Inc.	14	594
Unicharm Corp.	170	972
Yamaha Motor Co. Ltd.	57	423
Yokogawa Electric Corp.	4	131

Total Japan		466,074

Luxembourg – 0.84%
ArcelorMittal SA	383	17,588
Eurofins Scientific SE	42	3,043
Tenaris SA	57	1,097

Total Luxembourg		21,728

Macau – 0.10%
Sands China Ltd.	992	2,502

Total Macau		2,502

Netherlands – 6.91%
ABN AMRO Bank NV (3)	24	843
Adyen NV (2)(3)	2	2,450
Aegon Ltd.	14	110
Akzo Nobel NV	6	422
Argenx SE (2)	1	641

The accompanying notes are an integral part of these financial statements.

503

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Argenx SE – ADR (2)	1	$1,138
ASM International NV	21	12,983
ASML Holding NV	60	65,057
BE Semiconductor Industries NV	15	2,332
EXOR NV	10	886
Ferrovial SE	6	377
Heineken Holding NV	17	1,261
Heineken NV	50	4,166
ING Groep NV	770	21,637
Koninklijke Ahold Delhaize NV	176	7,210
Koninklijke KPN NV	1,959	9,155
Koninklijke Philips NV	315	8,576
Magnum Ice Cream Co. NV (2)	29	454
NN Group NV	14	1,067
Prosus NV (2)	147	9,101
Randstad NV	115	4,351
Stellantis NV	102	1,119
Universal Music Group NV	512	13,345
Wolters Kluwer NV	87	9,019

Total Netherlands		177,700

New Zealand – 0.02%
Xero Ltd. (2)	8	626

Total New Zealand		626

Norway – 0.88%
Aker BP ASA	211	5,367
DNB Bank ASA	190	5,293
Equinor ASA	451	10,631
Storebrand ASA	46	780
Telenor ASA	31	444

Total Norway		22,515

Singapore – 1.24%
DBS Group Holdings Ltd.	524	22,969
Oversea – Chinese Banking Corp. Ltd.	78	1,195
Sea Ltd. – ADR (2)	29	3,739
Singapore Airlines Ltd.	54	267
Singapore Exchange Ltd.	44	574
Singapore Telecommunications Ltd.	41	145
United Overseas Bank Ltd.	86	2,348
Wilmar International Ltd.	309	739

Total Singapore		31,976

South Africa – 0.01%
Valterra Platinum Ltd.	3	271

Total South Africa		271

South Korea – 1.07%
Samsung Electronics Co. Ltd.	304	25,468
Shinhan Financial Group Co. Ltd.	37	1,946

Total South Korea		27,414

Spain – 2.92%
ACS Actividades de Construccion y Servicios SA	3	316
Aena SME SA (3)	39	1,103
Amadeus IT Group SA	154	11,405
Banco Bilbao Vizcaya Argentaria SA	44	1,030
Banco Santander SA	1,068	12,567

	Shares (000s)	Value (000s)
CaixaBank SA	271	$3,315
EDP Renovaveis SA	50	703
Endesa SA	14	506
Iberdrola SA	627	13,586
Industria de Diseno Textil SA	417	27,532
Repsol SA	120	2,243
Telefonica SA	167	685

Total Spain		74,991

Sweden – 2.29%
Alfa Laval AB	11	542
Alleima AB	1	7
Assa Abloy AB – Class B	15	582
Atlas Copco AB – Class A	658	11,707
Atlas Copco AB – Class B	614	9,822
Boliden AB (2)	45	2,484
EQT AB	12	477
Essity AB – Class B	167	4,797
Fastighets AB Balder – Class B (2)	54	398
Hexagon AB – Class B	184	2,166
Industrivarden AB – Class C	4	170
Indutrade AB	31	810
Investment AB Latour – Class B	13	312
Investor AB – Class B	52	1,860
Sagax AB – Class B	13	284
Sandvik AB	61	1,984
Securitas AB – Class B	6	88
Skandinaviska Enskilda Banken AB – Class A	147	3,108
Svenska Cellulosa AB SCA – Class B	33	440
Svenska Handelsbanken AB – Class A	125	1,809
Telefonaktiebolaget LM Ericsson – Class B	314	3,053
Volvo AB – Class B	379	12,056

Total Sweden		58,956

Switzerland – 8.43%
ABB Ltd.	136	10,001
Accelleron Industries AG	1	76
Alcon AG	130	10,322
Amrize Ltd. (2)	3	141
Chocoladefabriken Lindt & Spruengli AG (1)	0	935
Cie Financiere Richemont SA	73	15,777
DSM – Firmenich AG	10	814
Geberit AG	1	449
Givaudan SA (1)	0	843
Glencore Plc (2)	281	1,537
Holcim AG (2)	3	252
Julius Baer Group Ltd.	142	11,101
Logitech International SA	10	1,017
Lonza Group AG	35	23,443
Nestle SA	235	23,303
Novartis AG	155	21,397
Partners Group Holding AG	1	1,074
Roche Holding AG	3	1,423
Roche Holding AG	105	43,420
Sandoz Group AG	28	2,060
SGS SA	121	13,801
Sika AG	10	2,042
Sonova Holding AG	7	1,893
STMicroelectronics NV	91	2,385
Straumann Holding AG	6	742

The accompanying notes are an integral part of these financial statements.

504

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
Swatch Group AG – BR	5	$1,012
UBS Group AG	324	14,954
VAT Group AG (3)	15	7,286
Zurich Insurance Group AG	4	3,190

Total Switzerland		216,690

Taiwan – 1.54%
Hon Hai Precision Industry Co. Ltd.	194	1,422
Taiwan Semiconductor Manufacturing Co. Ltd.	67	3,294
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	115	34,820

Total Taiwan		39,536

United Kingdom – 13.72%
3i Group Plc	245	10,756
Anglo American Plc	28	1,156
Ashtead Group Plc	60	4,089
AstraZeneca Plc – ADR	38	3,531
AstraZeneca Plc	100	18,444
Aviva Plc	541	4,976
BAE Systems Plc	212	4,888
Barclays Plc	1,826	11,688
Barratt Redrow Plc	335	1,722
BP Plc	902	5,259
Bridgepoint Group Plc (3)	167	635
British American Tobacco Plc	14	788
BT Group Plc – Class A	960	2,379
Burberry Group Plc (2)	89	1,507
Coca – Cola Europacific Partners Plc	16	1,425
Compass Group Plc	775	24,568
Diageo Plc	136	2,924
GSK Plc – ADR	28	1,378
GSK Plc	601	14,735
Haleon Plc	246	1,245
Halma Plc	115	5,455
HSBC Holdings Plc	1,051	16,537
Inchcape Plc	165	1,711
InterContinental Hotels Group Plc (2)	49	6,878
Intertek Group Plc	11	709
J Sainsbury Plc	2,076	9,097
Kingfisher Plc	790	3,326
Land Securities Group Plc	16	134
Legal & General Group Plc	865	3,045
Lloyds Banking Group Plc	4,671	6,178
London Stock Exchange Group Plc	58	6,956
M&G Plc	166	640
Melrose Industries Plc	314	2,479
National Grid Plc	780	11,960
NatWest Group Plc	1,827	16,028
Next Plc	47	8,670
Pearson Plc	141	1,991
Persimmon Plc	85	1,548
Reckitt Benckiser Group Plc	204	16,476
RELX Plc	249	10,038
Rio Tinto Plc	91	7,321
Sage Group Plc	1,107	16,101
Segro Plc	64	622
Severn Trent Plc	4	152
Shell Plc – ADR	42	3,053

	Shares (000s)		Value (000s)
Shell Plc		303	$11,236
Shell Plc		512	18,868
Smith & Nephew Plc		203	3,380
Spirax Group Plc		15	1,372
SSE Plc		223	6,539
Standard Chartered Plc		422	10,303
TechnipFMC Plc		36	1,603
Tesco Plc		2,270	13,499
Travis Perkins Plc		211	1,804
Unilever Plc		127	8,311
United Utilities Group Plc		11	175
Vodafone Group Plc		363	484
Whitbread Plc		6	217

Total United Kingdom			352,989

United States – 0.12%
Broadcom, Inc.		7	2,392
Flutter Entertainment Plc (2)		2	332
Linde Plc		1	428
Total United States			3,152

Total Common Stocks (Cost: $1,846,610)			2,504,091

PREFERRED STOCKS – 0.23%
Germany – 0.23%
Dr Ing hc F Porsche AG (3)		34	1,832
Henkel AG & Co. KGaA		25	2,069
Porsche Automobil Holding SE		19	867
Volkswagen AG		9	1,132

Total Germany			5,900

Total Preferred Stocks (Cost: $5,800)			5,900

SHORT – TERM INVESTMENTS – 1.99%
Money Market Funds – 1.84%
JP Morgan U.S. Government Money Market Fund – Class IM, 3.72% (4)		47,503	47,503

Total Money Market Funds (Cost: $47,503)			47,503

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.15%
ANZ, Hong Kong, 0.87% due 01/05/2026 (1)	NZD	0	0
ANZ, Hong Kong, 1.84% due 01/02/2026	AUD	249	166
BNP Paribas, Paris, 0.27% due 01/02/2026	DKK	1,692	266
Citibank, London, 1.06% due 01/02/2026	EUR	1,326	1,559
Citibank, London, 2.91% due 01/02/2026	GBP	727	981
HSBC, Hong Kong, 2.63% due 01/02/2026	HKD	199	26

The accompanying notes are an integral part of these financial statements.

505

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)		Value (000s)
HSBC, Singapore, 0.40% due 01/02/2026	SGD	406	$316
JP Morgan, New York, 3.13% due 01/02/2026		$53	53
Nordea Bank, Oslo, 2.25% due 01/02/2026	NOK	2,288	227
Royal Bank of Canada, Toronto, 1.33% due 01/02/2026	CAD	155	113
Skandinaviska Enskilda Banken AB, Stockholm, – 3.79% due 01/02/2026	SEK	225	24
Sumitomo, Tokyo, 0.15% due 01/05/2026	JPY	11,295	72

Total Time Deposits (Cost: $3,803)			3,803

Total Short – Term Investments (Cost: $51,306)			51,306

TOTAL INVESTMENTS IN SECURITIES – 99.58% (Cost: $1,903,716)			2,561,297

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.42%			10,687

TOTAL NET ASSETS – 100.00%			$2,571,984

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

AUD Australian Dollar

CAD Canadian Dollar

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

(2)	Non – income producing security.

(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $31,205, which represents 1.21% of total net assets.

(4)	Represents annualized seven – day yield as of the close of the reporting period.

The accompanying notes are an integral part of these financial statements.

506

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except number of contracts)

COMMON STOCKS	Percentage of Net Assets
Communication Services	2.71%
Consumer Discretionary	12.86
Consumer Staples	6.78
Energy	3.45
Financials	19.57
Healthcare	12.90
Industrials	16.81
Information Technology	13.55
Materials	5.28
Real Estate	0.75
Utilities	2.70

Total Common Stocks	97.36

PREFERRED STOCKS	Percentage of Net Assets
Consumer Discretionary	0.15
Consumer Staples	0.08

Total Preferred Stocks	0.23

SHORT – TERM INVESTMENTS	1.99

TOTAL INVESTMENTS	99.58
OTHER ASSETS IN EXCESS OF LIABILITIES	0.42

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

507

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

December 31, 2025 (Unaudited)

(Amounts in thousands, except per share amounts)

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Municipal High-Income Bond Fund
Assets
Investments, at value (1)	$25,452,332	$53,380,610	$19,200,606	$5,683,567
Cash*	350	12,884	—	0
Over-the-counter credit default swap contracts, at value	—	9,621	—	—
Receivable for foreign currency transactions	—	109	—	—
Receivable for investments sold	332,774	9,541,616	11,005	1,079
Receivable for fund shares sold	36,300	71,899	39,759	13,589
Unrealized appreciation on forward foreign currency exchange contracts	—	9,645	—	—
Unrealized appreciation on unfunded loan commitments	—	487	—	—
Dividend and interest receivable	186,304	313,133	231,512	66,054
Tax reclaim receivable	—	7	—	—
Deposits at broker for futures contracts	11,001	—	—	—
Variation margin on futures contracts	—	37,859	3,972	245
Deposits at broker for centrally cleared swap contracts	—	686	—	—
Variation margin on centrally cleared swap contracts	—	10,400	—	—
Deposits at broker for TBA commitments	250	11,672	—	—
Prepaid expenses and other assets	478	482	359	154
Total Assets	26,019,789	63,401,110	19,487,213	5,764,688

Liabilities
TBA sale commitments, at value (2)	29,471	833,818	—	—
Over-the-counter credit default swap contracts, at value	—	8	—	—
Variation margin on futures contracts	1,928	—	—	—
Due to broker for forward foreign currency exchange contracts	—	5,171	—	—
Due to broker for TBA commitments	957	38,996	—	—
Due to broker for Repurchase agreements	—	1,279	—	—
Payable for investments purchased	740,137	17,467,070	105,493	15,643
Payable for fund shares redeemed	8,050	15,338	9,229	2,568
Interest payable	63	159	—	—
Payable for reverse repurchase agreements	—	362	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	28,423	—	—
Variation margin on centrally cleared swap contracts	13	—	—	—
Payable to Custodian	—	—	—	5,452
Payable to Sub-advisers for Investment Advisory Fee	2,176	4,784	1,689	670
Distribution payable*	0	—	0	0
Accrued expenses and other liabilities	1,160	5,375	654	259
Total Liabilities	783,955	18,400,783	117,065	24,592
Net Assets	$25,235,834	$45,000,327	$19,370,148	$5,740,096

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$27,213,901	$49,057,371	$19,533,389	$5,683,524
Total distributable earnings/(loss)	(1,978,067)	(4,057,044)	(163,241)	56,572
Net Assets	$25,235,834	$45,000,327	$19,370,148	$5,740,096
Net Assets	$25,235,834	$45,000,327	$19,370,148	$5,740,096
Shares Outstanding	2,771,579	5,005,528	1,936,094	570,520
Net Asset Value	$9.11	$8.99	$10.00	$10.06

(1) Cost of investments	26,000,437	53,609,881	18,947,407	5,620,119
(2) Proceeds from TBA sale commitments	(29,485)	(833,485)	—	—

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

508

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except per share amounts)

	Bridge Builder Large Cap Growth Fund	Bridge Builder Large Cap Value Fund	Bridge Builder Tax Managed Large Cap Fund	Bridge Builder Small/Mid Cap Growth Fund
Assets
Investments, at value (1)	$28,375,850	$25,982,109	$7,543,593	$9,420,040
Receivable for investments sold	—	2,398	—	9,562
Receivable for fund shares sold	33,807	31,610	12,372	14,013
Dividend and interest receivable	10,544	31,629	4,570	2,253
Tax reclaim receivable	1,544	3,796	70	16
Variation margin on futures contracts	859	485	—	242
Prepaid expenses and other assets	204	236	143	191
Total Assets	28,422,808	26,052,263	7,560,748	9,446,317

Liabilities
Payable for investments purchased	9,369	15,736	—	8,328
Payable for fund shares redeemed	12,220	24,668	3,228	3,256
Payable to Sub-advisers for Investment Advisory Fee	4,364	4,504	1,313	2,500
Payable to Trustees	2	4	—	3
Distribution payable*	—	0	—	—
Accrued expenses and other liabilities	886	773	258	349
Total Liabilities	26,841	45,685	4,799	14,436
Net Assets	$28,395,967	$26,006,578	$7,555,949	$9,431,881

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$16,250,479	$19,171,863	$5,289,441	$7,220,969
Total distributable earnings/(loss)	12,145,488	6,834,715	2,266,508	2,210,912
Net Assets	$28,395,967	$26,006,578	$7,555,949	$9,431,881
Net Assets	$28,395,967	$26,006,578	$7,555,949	$9,431,881
Shares Outstanding	1,086,714	1,480,873	450,726	578,831
Net Asset Value	$26.13	$17.56	$16.76	$16.29

(1) Cost of investments	16,587,165	19,100,626	5,094,496	7,296,559

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

509

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands, except per share amounts)

	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder Tax Managed Small/Mid Cap Fund	Bridge Builder International Equity Fund	Bridge Builder Tax Managed International Equity Fund
Assets
Investments, at value (1)	$8,749,017	$2,859,485	$23,313,547	$2,561,297
Cash	—	—	1,426	270
Receivable for investments sold	2,240	2,474	8,177	—
Receivable for fund shares sold	12,370	5,563	28,776	4,143
Dividend and interest receivable	10,207	2,769	23,899	1,944
Tax reclaim receivable	4	11	55,801	6,405
Variation margin on futures contracts	442	—	329	—
Prepaid expenses and other assets	184	78	466	57
Total Assets	8,774,464	2,870,380	23,432,421	2,574,116

Liabilities
Payable for investments purchased	6,152	1,251	7,039	—
Payable for fund shares redeemed	3,731	1,053	22,576	1,264
Payable for foreign currency transactions	—	—	11	—
Foreign withholding tax payable	—	—	3,947	—
Payable to Sub-advisers for Investment Advisory Fee	2,661	937	6,107	752
Payable to Trustees*	5	0	2	0
Distribution payable*	—	0	—	—
Accrued expenses and other liabilities	340	161	1,132	116
Total Liabilities	12,889	3,402	40,814	2,132
Net Assets	$8,761,575	$2,866,978	$23,391,607	$2,571,984

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$6,963,941	$2,512,129	$18,549,052	$1,997,030
Total distributable earnings/(loss)	1,797,634	354,849	4,842,555	574,954
Net Assets	$8,761,575	$2,866,978	$23,391,607	$2,571,984
Net Assets	$8,761,575	$2,866,978	$23,391,607	$2,571,984
Shares Outstanding	631,405	218,879	1,615,662	189,428
Net Asset Value	$13.88	$13.10	$14.48	$13.58

(1) Cost of investments	6,965,148	2,329,589	18,139,572	1,903,716

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

510

Bridge Builder Mutual Funds

Statements of Operations

Six Months Ended December 31, 2025 (Unaudited)

(Amounts in thousands)

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Municipal High-Income Bond Fund
Investment Income
Dividend income	$15,114	$33,633	$8,855	$776
Less: Foreign taxes withheld and issuance fees	—	—	—	—
Interest	521,283	1,047,582	345,122	131,881
Less: Foreign taxes withheld*	—	0	—	—
Other Income	—	1	—	—
Total investment income	536,397	1,081,216	353,977	132,657
Expenses
Investment advisory fee	38,486	77,892	33,248	9,491
Professional fees	192	377	158	63
Administration fee	6	6	6	6
Fund accounting fees	592	991	524	218
Transfer agent fees and expenses	26	35	24	18
Trustees fees and expenses	140	261	111	23
Printing and mailing expense	65	67	19	10
Custody fees	213	603	83	38
Insurance expense	25	48	21	5
Interest expense	—	1	—	—
Registration fees	537	783	504	165
Other expenses	96	202	71	25
Total expenses before fee waivers	40,378	81,266	34,769	10,062
Fee waivers and/or expense reimbursements by Adviser	(26,101)	(50,298)	(23,604)	(5,986)
Net expenses	14,277	30,968	11,165	4,076
Net Investment Income	522,120	1,050,248	342,812	128,581

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Investments	17,020	114,973	(15,369)	(3,046)
TBA sale commitments	(1,381)	(15,394)	—	—
Forward foreign currency exchange contracts	—	(55,473)	—	—
Foreign currency transactions	—	2,104	—	—
Futures contracts	30,277	166,905	(6,424)	471
Swap contracts	2	61,003	—	—
Net realized gain/(loss)	45,918	274,118	(21,793)	(2,575)
Investments	206,031	394,896	456,311	145,431
TBA sale commitments	1,104	3,619	—	—
Forward foreign currency exchange contracts	—	50,752	—	—
Foreign currency transactions	—	(462)	—	—
Futures contracts	(24,683)	(169,517)	5,242	(54)
Swap contracts	47	31,380	—	—
Unfunded loan commitments	—	484	—	—
Net change in unrealized appreciation/(depreciation)	182,499	311,152	461,553	145,377
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	228,417	585,270	439,760	142,802
Net Increase/(Decrease) in Net Assets Resulting from Operations	$750,537	$1,635,518	$782,572	$271,383

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

511

Bridge Builder Mutual Funds

Statemens of Operations

Six Months Ended December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands)

	Bridge Builder Large Cap Growth Fund	Bridge Builder Large Cap Value Fund	Bridge Builder Tax Managed Large Cap Fund	Bridge Builder Small/Mid Cap Growth Fund
Investment Income
Dividend income	$101,853	$249,116	$42,292	$23,145
Less: Foreign taxes withheld and issuance fees	(397)	(1,564)	(145)	(19)
Interest	177	210	65	135
Less: Foreign taxes withheld	—	—	—	—
Other Income*	0	1	1	—
Total investment income	101,633	247,763	42,213	23,261
Expenses
Investment advisory fee	63,861	55,883	15,822	29,707
Professional fees	263	193	66	96
Administration fee	6	6	7	6
Fund accounting fees	431	377	104	155
Transfer agent fees and expenses	29	27	19	20
Trustees fees and expenses	181	157	41	59
Printing and mailing expense	276	48	16	41
Custody fees	107	156	27	104
Insurance expense	34	29	8	11
Registration fees	302	377	202	111
Other expenses	253	367	39	135
Total expenses before fee waivers	65,743	57,620	16,351	30,445
Fee waivers and/or expense reimbursements by Adviser	(37,571)	(30,158)	(8,380)	(14,672)
Net expenses	28,172	27,462	7,971	15,773
Net Investment Income	73,461	220,301	34,242	7,488

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Investments	1,287,806	869,025	2,227	690,161
Foreign currency transactions	(13)	178	—	—
Futures contracts	1,473	639	—	489
Net realized gain/(loss)	1,289,266	869,842	2,227	690,650
Investments	695,646	819,033	578,814	(131,456)
Foreign currency transactions*	0	(116)	—	—
Futures contracts	(503)	(151)	—	(80)
Net change in unrealized appreciation/(depreciation)	695,143	818,766	578,814	(131,536)
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	1,984,409	1,688,608	581,041	559,114
Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,057,870	$1,908,909	$615,283	$566,602

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

512

Bridge Builder Mutual Funds

Statements of Operations

Six Months Ended December 31, 2025 (Unaudited) (Continued)

(Amounts in thousands)

	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder Tax Managed Small/Mid Cap Fund	Bridge Builder International Equity Fund	Bridge Builder Tax Managed International Equity Fund
Investment Income
Dividend income	$78,106	$16,208	$208,880	$21,939
Less: Foreign taxes withheld and issuance fees	(103)	(34)	(10,927)	(1,644)
Interest	117	46	2,676	44
Less: Foreign taxes withheld	—	—	—	—
Other Income	1	1	2	1
Total investment income	78,121	16,221	200,631	20,340
Expenses
Investment advisory fee	27,453	8,344	67,443	7,089
Professional fees	95	48	189	47
Administration fee	6	6	6	6
Fund accounting fees	148	46	372	54
Transfer agent fees and expenses	20	17	26	17
Trustees fees and expenses	56	16	136	15
Printing and mailing expense	23	12	60	16
Custody fees	113	18	1,276	149
Insurance expense	10	3	25	3
Registration fees	141	107	193	79
Other expenses	151	22	289	67
Total expenses before fee waivers	28,216	8,639	70,015	7,542
Fee waivers and/or expense reimbursements by Adviser	(12,164)	(3,603)	(33,320)	(2,927)
Net expenses	16,052	5,036	36,695	4,615
Net Investment Income	62,069	11,185	163,936	15,725

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Investments	463,790	36,773	1,142,735	(2,846)
Foreign currency transactions	(4)	—	(2,697)	(122)
Futures contracts	769	—	815	—
Net realized gain/(loss)	464,555	36,773	1,140,853	(2,968)
Investments	111,344	96,305	138,937	158,808
Foreign currency transactions*	0	—	(670)	(82)
Futures contracts	(196)	—	50	—
Net change in unrealized appreciation/(depreciation)	111,148	96,305	138,317	158,726
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	575,703	133,078	1,279,170	155,758
Net Increase/(Decrease) in Net Assets Resulting from Operations	$637,772	$144,263	$1,443,106	$171,483

*	A zero balance may reflect actual amounts rounding to less than one thousand.

The accompanying notes are an integral part of these financial statements.

513

Bridge Builder Mutual Funds

Statements of Changes in Net Assets

(Amounts in thousands)

	Bridge Builder Core Bond Fund		Bridge Builder Core Plus Bond Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
Operations
Net investment income	$522,120	$805,880	$1,050,248	$1,846,232
Net realized gain/(loss)	45,918	(174,832)	274,118	(386,760)
Net change in unrealized appreciation/(depreciation)	182,499	537,843	311,152	1,126,133
Net increase/(decrease) in net assets resulting from operations	750,537	1,168,891	1,635,518	2,585,605
Distributions to Shareholders
From distributable earnings	(525,430)	(813,071)	(1,152,985)	(1,775,469)
Total distributions	(525,430)	(813,071)	(1,152,985)	(1,775,469)
Capital Transactions
Proceeds from shares sold	4,271,657	5,881,421	4,892,223	8,273,085
Reinvestment of dividends	525,430	813,071	1,152,985	1,775,469
Cost of shares redeemed	(1,493,308)	(2,415,621)	(2,379,277)	(4,368,077)
Net increase/(decrease) from capital transactions	3,303,779	4,278,871	3,665,931	5,680,477
Net increase/(decrease) in net assets	3,528,886	4,634,691	4,148,464	6,490,613
Net Assets
Beginning of period	21,706,948	17,072,257	40,851,863	34,361,250
End of period	$25,235,834	$21,706,948	$45,000,327	$40,851,863

Change in Shares Outstanding
Shares outstanding, beginning of period	2,406,485	1,930,531	4,596,030	3,951,458
Shares sold	471,324	655,081	545,939	939,943
Shares issued to holders in reinvestments of dividends	57,807	90,378	128,579	201,091
Shares redeemed	(164,037)	(269,505)	(265,020)	(496,462)
Shares outstanding, end of period	2,771,579	2,406,485	5,005,528	4,596,030

The accompanying notes are an integral part of these financial statements.

514

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder Municipal Bond Fund		Bridge Builder Municipal High-Income Bond Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
Operations
Net investment income	$342,812	$559,705	$128,581	$172,809
Net realized gain/(loss)	(21,793)	(98,891)	(2,575)	(3,598)
Net change in unrealized appreciation/(depreciation)	461,553	(102,710)	145,377	(134,310)
Net increase/(decrease) in net assets resulting from operations	782,572	358,104	271,383	34,901
Distributions to Shareholders
From distributable earnings	(342,856)	(559,711)	(128,610)	(172,674)
Total distributions	(342,856)	(559,711)	(128,610)	(172,674)
Capital Transactions
Proceeds from shares sold	2,962,350	4,949,882	1,672,976	1,610,105
Reinvestment of dividends	342,856	559,711	128,610	172,674
Cost of shares redeemed	(1,687,291)	(2,576,418)	(446,971)	(568,345)
Net increase/(decrease) from capital transactions	1,617,915	2,933,175	1,354,615	1,214,434
Net increase/(decrease) in net assets	2,057,631	2,731,568	1,497,388	1,076,661
Net Assets
Beginning of period	17,312,517	14,580,949	4,242,708	3,166,047
End of period	$19,370,148	$17,312,517	$5,740,096	$4,242,708

Change in Shares Outstanding
Shares outstanding, beginning of period	1,772,653	1,475,863	432,900	312,398
Shares sold	299,542	501,762	170,073	160,040
Shares issued to holders in reinvestments of dividends	34,574	56,682	12,930	17,143
Shares redeemed	(170,675)	(261,654)	(45,383)	(56,681)
Shares outstanding, end of period	1,936,094	1,772,653	570,520	432,900

The accompanying notes are an integral part of these financial statements.

515

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder Large Cap Growth Fund		Bridge Builder Large Cap Value Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
Operations
Net investment income	$73,461	$169,099	$220,301	$452,377
Net realized gain/(loss)	1,289,266	2,341,062	869,842	1,863,957
Net change in unrealized appreciation/(depreciation)	695,143	801,225	818,766	206,435
Net increase/(decrease) in net assets resulting from operations	2,057,870	3,311,386	1,908,909	2,522,769
Distributions to Shareholders
From distributable earnings	(2,709,684)	(1,795,136)	(2,237,759)	(1,814,686)
Total distributions	(2,709,684)	(1,795,136)	(2,237,759)	(1,814,686)
Capital Transactions
Proceeds from shares sold	2,097,035	3,599,467	2,094,254	3,668,318
Reinvestment of dividends	2,709,684	1,795,136	2,237,759	1,814,686
Cost of shares redeemed	(3,970,050)	(3,691,197)	(2,192,228)	(3,119,562)
Net increase/(decrease) from capital transactions	836,669	1,703,406	2,139,785	2,363,442
Net increase/(decrease) in net assets	184,855	3,219,656	1,810,935	3,071,525
Net Assets
Beginning of period	28,211,112	24,991,456	24,195,643	21,124,118
End of period	$28,395,967	$28,211,112	$26,006,578	$24,195,643

Change in Shares Outstanding
Shares outstanding, beginning of period	1,047,294	980,374	1,358,654	1,223,012
Shares sold	75,009	140,564	114,173	206,987
Shares issued to holders in reinvestments of dividends	103,410	69,348	126,822	104,650
Shares redeemed	(138,999)	(142,992)	(118,776)	(175,995)
Shares outstanding, end of period	1,086,714	1,047,294	1,480,873	1,358,654

The accompanying notes are an integral part of these financial statements.

516

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder Tax Managed Large Cap Fund		Bridge Builder Small/Mid Cap Growth Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
Operations
Net investment income	$34,242	$58,738	$7,488	$21,314
Net realized gain/(loss)	2,227	(81,361)	690,650	385,941
Net change in unrealized appreciation/(depreciation)	578,814	761,711	(131,536)	381,355
Net increase/(decrease) in net assets resulting from operations	615,283	739,088	566,602	788,610
Distributions to Shareholders
From distributable earnings	(66,028)	(48,609)	(644,353)	(52,856)
Total distributions	(66,028)	(48,609)	(644,353)	(52,856)
Capital Transactions
Proceeds from shares sold	975,085	2,129,117	858,050	1,822,585
Reinvestment of dividends	66,028	48,609	644,353	52,856
Cost of shares redeemed	(595,053)	(770,361)	(1,391,521)	(1,549,090)
Net increase/(decrease) from capital transactions	446,060	1,407,365	110,882	326,351
Net increase/(decrease) in net assets	995,315	2,097,844	33,131	1,062,105
Net Assets
Beginning of period	6,560,634	4,462,790	9,398,750	8,336,645
End of period	$7,555,949	$6,560,634	$9,431,881	$9,398,750

Change in Shares Outstanding
Shares outstanding, beginning of period	423,617	326,155	572,902	552,274
Shares sold	59,942	148,149	50,161	117,456
Shares issued to holders in reinvestments of dividends	3,896	3,269	39,023	3,235
Shares redeemed	(36,729)	(53,956)	(83,255)	(100,063)
Shares outstanding, end of period	450,726	423,617	578,831	572,902

The accompanying notes are an integral part of these financial statements.

517

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder Small/Mid Cap Value Fund		Bridge Builder Tax Managed Small/Mid Cap Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
Operations
Net investment income	$62,069	$119,031	$11,185	$18,626
Net realized gain/(loss)	464,555	661,231	36,773	(135,382)
Net change in unrealized appreciation/(depreciation)	111,148	(48,349)	96,305	210,719
Net increase/(decrease) in net assets resulting from operations	637,772	731,913	144,263	93,963
Distributions to Shareholders
From distributable earnings	(935,249)	(647,087)	(21,863)	(15,135)
Total distributions	(935,249)	(647,087)	(21,863)	(15,135)
Capital Transactions
Proceeds from shares sold	1,038,045	1,508,437	594,513	934,249
Reinvestment of dividends	935,249	647,087	21,863	15,135
Cost of shares redeemed	(1,429,757)	(1,606,408)	(206,574)	(336,237)
Net increase/(decrease) from capital transactions	543,537	549,116	409,802	613,147
Net increase/(decrease) in net assets	246,060	633,942	532,202	691,975
Net Assets
Beginning of period	8,515,515	7,881,573	2,334,776	1,642,801
End of period	$8,761,575	$8,515,515	$2,866,978	$2,334,776

Change in Shares Outstanding
Shares outstanding, beginning of period	592,405	554,843	187,523	138,368
Shares sold	69,207	105,335	45,726	76,319
Shares issued to holders in reinvestments of dividends	65,789	44,963	1,641	1,205
Shares redeemed	(95,996)	(112,736)	(16,011)	(28,369)
Shares outstanding, end of period	631,405	592,405	218,879	187,523

The accompanying notes are an integral part of these financial statements.

518

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

(Amounts in thousands)

	Bridge Builder International Equity Fund		Bridge Builder Tax Managed International Equity Fund
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025
Operations
Net investment income	$163,936	$497,270	$15,725	$48,281
Net realized gain/(loss)	1,140,853	986,908	(2,968)	(19,163)
Net change in unrealized appreciation/(depreciation)	138,317	2,262,351	158,726	235,526
Net increase/(decrease) in net assets resulting from operations	1,443,106	3,746,529	171,483	264,644
Distributions to Shareholders
From distributable earnings	(2,016,734)	(961,912)	(63,575)	(43,477)
Total distributions	(2,016,734)	(961,912)	(63,575)	(43,477)
Capital Transactions
Proceeds from shares sold	2,026,346	3,611,363	376,685	692,341
Reinvestment of dividends	2,016,734	961,912	63,575	43,477
Cost of shares redeemed	(1,481,018)	(4,189,561)	(148,562)	(433,374)
Net increase/(decrease) from capital transactions	2,562,062	383,714	291,698	302,444
Net increase/(decrease) in net assets	1,988,434	3,168,331	399,606	523,611
Net Assets
Beginning of period	21,403,173	18,234,842	2,172,378	1,648,767
End of period	$23,391,607	$21,403,173	$2,571,984	$2,172,378

Change in Shares Outstanding
Shares outstanding, beginning of period	1,443,012	1,408,134	167,653	141,950
Shares sold	133,363	268,909	28,283	58,284
Shares issued to holders in reinvestments of dividends	136,645	76,961	4,664	3,882
Shares redeemed	(97,358)	(310,992)	(11,172)	(36,463)
Shares outstanding, end of period	1,615,662	1,443,012	189,428	167,653

The accompanying notes are an integral part of these financial statements.

519

Bridge Builder Mutual Funds

Financial Highlights

	Per Share Operating Performance
	Change in Net Assets Resulting from Operations				Less Distributions
	Net asset value, beginning of period	Net investment income(2)	Net realized and unrealized gain/(loss)	Net increase/ (decrease) in net asset value from operations	Distributions from net investment income	Distributions from net realized gains	Total Distributions
Bridge Builder Core Bond Fund
Six months ended December 31, 2025 (Unaudited)	$9.02	0.20	0.09	0.29	(0.20)	—	(0.20)
For the year ended June 30, 2025	$8.84	0.38	0.19	0.57	(0.39)	—	(0.39)
For the year ended June 30, 2024	$8.89	0.36	(0.05)	0.31	(0.36)	—	(0.36)
For the year ended June 30, 2023	$9.23	0.31	(0.34)	(0.03)	(0.31)	—	(0.31)
For the year ended June 30, 2022	$10.55	0.21	(1.28)	(1.07)	(0.23)	(0.02)	(0.25)
For the year ended June 30, 2021	$10.91	0.23	(0.10)	0.13	(0.26)	(0.23)	(0.49)
Bridge Builder Core Plus Bond Fund
Six months ended December 31, 2025 (Unaudited)	$8.89	0.22	0.12	0.34	(0.24)	—	(0.24)
For the year ended June 30, 2025	$8.70	0.43	0.18	0.61	(0.42)	—	(0.42)
For the year ended June 30, 2024	$8.78	0.41	(0.08)	0.33	(0.41)	—	(0.41)
For the year ended June 30, 2023	$9.10	0.33	(0.28)	0.05	(0.37)	—	(0.37)
For the year ended June 30, 2022	$10.43	0.20	(1.28)	(1.08)	(0.22)	(0.03)	(0.25)
For the year ended June 30, 2021	$10.56	0.22	0.12	0.34	(0.25)	(0.22)	(0.47)
Bridge Builder Municipal Bond Fund
Six months ended December 31, 2025 (Unaudited)	$9.77	0.19	0.23	0.42	(0.19)	—	(0.19)
For the year ended June 30, 2025	$9.88	0.35	(0.11)	0.24	(0.35)	—	(0.35)
For the year ended June 30, 2024	$9.80	0.32	0.07	0.39	(0.31)	—	(0.31)
For the year ended June 30, 2023	$9.78	0.27	0.02	0.29	(0.27)	—	(0.27)
For the year ended June 30, 2022	$10.81	0.20	(1.03)	(0.83)	(0.20)	—	(0.20)
For the year ended June 30, 2021	$10.49	0.22	0.32	0.54	(0.22)	—	(0.22)
Bridge Builder Municipal High-Income Bond Fund
Six months ended December 31, 2025 (Unaudited)	$9.80	0.24	0.26	0.50	(0.24)	—	(0.24)
For the year ended June 30, 2025	$10.13	0.47	(0.33)	0.14	(0.47)	—	(0.47)
For the year ended June 30, 2024	$9.91	0.46	0.22	0.68	(0.46)	—	(0.46)
For the period 4/13/23(6) - 6/30/23	$10.00	0.09	(0.09)	—	(0.09)	—	(0.09)
Bridge Builder Large Cap Growth Fund
Six months ended December 31, 2025 (Unaudited)	$26.94	0.07	1.87	1.94	(0.14)	(2.61)	(2.75)
For the year ended June 30, 2025	$25.49	0.17	3.10	3.27	(0.18)	(1.64)	(1.82)
For the year ended June 30, 2024	$20.54	0.18	4.94	5.12	(0.17)	—	(0.17)
For the year ended June 30, 2023	$17.13	0.16	3.37	3.53	(0.12)	—	(0.12)
For the year ended June 30, 2022	$23.32	0.13	(4.51)	(4.38)	(0.12)	(1.69)	(1.81)
For the year ended June 30, 2021	$17.11	0.13	6.83	6.96	(0.11)	(0.64)	(0.75)
Bridge Builder Large Cap Value Fund
Six months ended December 31, 2025 (Unaudited)	$17.81	0.16	1.23	1.39	(0.15)	(1.49)	(1.64)
For the year ended June 30, 2025	$17.27	0.35	1.63	1.98	(0.35)	(1.09)	(1.44)
For the year ended June 30, 2024	$15.78	0.34	2.00	2.34	(0.34)	(0.51)	(0.85)
For the year ended June 30, 2023	$15.20	0.32	1.63	1.95	(0.32)	(1.05)	(1.37)
For the year ended June 30, 2022	$17.24	0.30	(1.10)	(0.80)	(0.30)	(0.94)	(1.24)
For the year ended June 30, 2021	$11.77	0.26	5.48	5.74	(0.27)	—	(0.27)
Bridge Builder Tax Managed Large Cap Fund
Six months ended December 31, 2025 (Unaudited)	$15.49	0.08	1.34	1.42	(0.15)	—	(0.15)
For the year ended June 30, 2025	$13.68	0.16	1.78	1.94	(0.13)	—	(0.13)
For the year ended June 30, 2024	$11.05	0.15	2.61	2.76	(0.13)	—	(0.13)
For the year ended June 30, 2023	$9.31	0.14	1.63	1.77	(0.03)	—	(0.03)
For the period 6/01/22(6) - 6/30/22	$10.00	0.01	(0.70)	(0.69)	—	—	—
Bridge Builder Small/Mid Cap Growth Fund
Six months ended December 31, 2025 (Unaudited)	$16.41	0.01	1.07	1.08	(0.02)	(1.18)	(1.20)
For the year ended June 30, 2025	$15.10	0.04	1.36	1.40	(0.09)	—	(0.09)
For the year ended June 30, 2024	$13.39	0.04	1.71	1.75	(0.04)	—	(0.04)
For the year ended June 30, 2023	$11.60	0.03	1.78	1.81	(0.02)	—	(0.02)
For the year ended June 30, 2022	$19.02	0.02	(4.42)	(4.40)	(0.01)	(3.01)	(3.02)
For the year ended June 30, 2021	$14.73	0.02	6.42	6.44	(0.04)	(2.11)	(2.15)
Bridge Builder Small/Mid Cap Value Fund
Six months ended December 31, 2025 (Unaudited)	$14.37	0.11	1.04	1.15	(0.19)	(1.45)	(1.64)
For the year ended June 30, 2025	$14.21	0.21	1.10	1.31	(0.19)	(0.96)	(1.15)
For the year ended June 30, 2024	$13.03	0.21	1.50	1.71	(0.19)	(0.34)	(0.53)
For the year ended June 30, 2023	$12.56	0.20	1.21	1.41	(0.15)	(0.79)	(0.94)
For the year ended June 30, 2022	$15.55	0.19	(1.57)	(1.38)	(0.16)	(1.45)	(1.61)
For the year ended June 30, 2021	$9.92	0.14	5.64	5.78	(0.15)	—	(0.15)
Bridge Builder Tax Managed Small/Mid Cap Fund
Six months ended December 31, 2025 (Unaudited)	$12.45	0.06	0.69	0.75	(0.10)	—	(0.10)
For the year ended June 30, 2025	$11.87	0.11	0.56	0.67	(0.09)	—	(0.09)
For the year ended June 30, 2024	$10.80	0.10	1.06	1.16	(0.09)	—	(0.09)
For the year ended June 30, 2023	$9.29	0.10	1.44	1.54	(0.03)	—	(0.03)
For the period 6/01/22(6) - 6/30/22	$10.00	0.01	(0.72)	(0.71)	—	—	—
Bridge Builder International Equity Fund
Six months ended December 31, 2025 (Unaudited)	$14.83	0.11	0.88	0.99	(0.49)	(0.85)	(1.34)
For the year ended June 30, 2025	$12.95	0.34	2.19	2.53	(0.36)	(0.29)	(0.65)
For the year ended June 30, 2024	$12.09	0.29	0.87	1.16	(0.30)	—	(0.30)
For the year ended June 30, 2023	$10.55	0.27	1.52	1.79	(0.20)	(0.05)	(0.25)
For the year ended June 30, 2022	$14.73	0.29	(3.11)	(2.82)	(0.32)	(1.04)	(1.36)
For the year ended June 30, 2021	$10.97	0.29	3.72	4.01	(0.25)	—	(0.25)
Bridge Builder Tax Managed International Equity Fund
Six months ended December 31, 2025 (Unaudited)	$12.96	0.09	0.87	0.96	(0.34)	—	(0.34)
For the year ended June 30, 2025	$11.62	0.31	1.31	1.62	(0.28)	—	(0.28)
For the year ended June 30, 2024	$10.86	0.29	0.68	0.97	(0.21)	—	(0.21)
For the year ended June 30, 2023	$9.12	0.30	1.47	1.77	(0.03)	—	(0.03)
For the period 6/01/22(6) - 6/30/22	$10.00	0.01	(0.89)	(0.88)	—	—	—

(1)	Annualized for periods less than one year.
(2)	Per share amounts based on average number of shares outstanding during the year/period.
(3)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

(4)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(5)	Ratios do not include the impact of the expenses of the underlying funds in which the fund invests.
(6)	Inception Date.
(7)	Since inception return.
(8)	Portfolio turnover rate does not include securities received as part of an in-kind capital contribution.

The accompanying notes are an integral part of these financial statements.

520

	Ratios/Supplemental Data
				Ratios to Average Net Assets of:(1)
Net asset value, end of period	Total return(3)(4)		Net assets, end of period (millions)	Expenses, before waivers(5)	Expenses, net of waivers(5)	Net investment income/ (loss)	Portfolio turnover rate

$9.11	3.25%		$25,236	0.34%	0.12%	4.34%	67%
$9.02	6.52%		$21,707	0.34%	0.12%	4.28%	125%
$8.84	3.65%		$17,072	0.34%	0.12%	4.11%	127%
$8.89	(0.30)%		$16,431	0.34%	0.13%	3.40%	151%
$9.23	(10.36)%		$17,105	0.34%	0.13%	2.12%	157%
$10.55	1.18%		$17,891	0.34%	0.13%	2.19%	153%

$8.99	3.87%		$45,000	0.38%	0.14%	4.85%	224%
$8.89	7.13%		$40,852	0.38%	0.15%	4.92%	430%
$8.70	3.86%		$34,361	0.44%	0.21%	4.78%	331%
$8.78	0.55%		$30,225	0.39%	0.17%	3.72%	228%
$9.10	(10.59)%		$31,334	0.38%	0.15%	2.00%	283%
$10.43	3.18%		$32,690	0.38%	0.15%	2.06%	281%

$10.00	4.28%		$19,370	0.38%	0.12%	3.71%	12%
$9.77	2.41%		$17,313	0.38%	0.12%	3.51%	37%
$9.88	4.11%		$14,581	0.38%	0.13%	3.22%	31%
$9.80	3.03%		$11,708	0.38%	0.15%	2.79%	26%
$9.78	(7.73)%		$10,813	0.38%	0.15%	1.96%	22%
$10.81	5.19%		$9,889	0.38%	0.16%	2.03%	18%

$10.06	5.21%		$5,740	0.38%	0.15%	4.88%	21%
$9.80	1.36%		$4,243	0.39%	0.16%	4.68%	30%
$10.13	7.06%		$3,166	0.43%	0.20%	4.66%	19%
$9.91	0.01	%(7)	$2,398	0.41%	0.18%	4.38%	6	%(8)

$26.13	7.21%		$28,396	0.45%	0.19%	0.51%	13%
$26.94	13.17%		$28,211	0.45%	0.19%	0.65%	44%
$25.49	25.06%		$24,991	0.45%	0.18%	0.81%	24%
$20.54	20.76%		$22,860	0.46%	0.19%	0.88%	21%
$17.13	(20.83)%		$15,381	0.46%	0.19%	0.60%	23%
$23.32	41.44%		$17,606	0.45%	0.19%	0.65%	31%

$17.56	7.83%		$26,007	0.45%	0.22%	1.73%	17%
$17.81	11.83%		$24,196	0.45%	0.22%	1.98%	29%
$17.27	15.15%		$21,124	0.45%	0.23%	2.08%	20%
$15.78	13.52%		$17,053	0.45%	0.23%	2.06%	21%
$15.20	(5.27)%		$17,033	0.46%	0.23%	1.76%	24%
$17.24	49.10%		$17,397	0.45%	0.24%	1.80%	26%

$16.76	9.14%		$7,556	0.45%	0.22%	0.95%	14%
$15.49	14.25%		$6,561	0.46%	0.23%	1.10%	31%
$13.68	25.17%		$4,463	0.46%	0.25%	1.24%	22%
$11.05	19.07%		$2,526	0.50%	0.30%	1.38%	19%
$9.31	(6.90	)%(7)	$152	0.66%	0.51%	1.36%	0%

$16.29	6.47%		$9,432	0.66%	0.34%	0.16%	42%
$16.41	9.30%		$9,399	0.66%	0.34%	0.24%	74%
$15.10	13.12%		$8,337	0.66%	0.36%	0.26%	66%
$13.39	15.65%		$7,116	0.66%	0.38%	0.25%	63%
$11.60	(27.88)%		$5,332	0.67%	0.38%	0.12%	84%
$19.02	46.08%		$5,976	0.66%	0.37%	0.13%	37%

$13.88	7.85%		$8,762	0.66%	0.37%	1.45%	27%
$14.37	9.29%		$8,516	0.66%	0.37%	1.42%	58%
$14.21	13.28%		$7,882	0.66%	0.39%	1.54%	46%
$13.03	11.65%		$6,772	0.66%	0.40%	1.54%	41%
$12.56	(10.21)%		$6,045	0.66%	0.40%	1.26%	33%
$15.55	58.63%		$7,008	0.65%	0.40%	1.12%	34%

$13.10	6.02%		$2,867	0.66%	0.39%	0.86%	38%
$12.45	5.64%		$2,335	0.67%	0.39%	0.92%	52%
$11.87	10.90%		$1,643	0.68%	0.42%	0.93%	29%
$10.80	16.46%		$833	0.76%	0.52%	0.99%	36%
$9.29	(7.10	)%(7)	$89	1.13%	0.73%	0.84%	0%

$14.48	6.66%		$23,392	0.62%	0.33%	1.46%	25%
$14.83	20.61%		$21,403	0.62%	0.34%	2.53%	30%
$12.95	9.75%		$18,235	0.63%	0.35%	2.37%	32%
$12.09	17.27%		$16,404	0.63%	0.36%	2.45%	19%
$10.55	(21.02)%		$13,609	0.64%	0.37%	2.18%	23%
$14.73	36.84%		$15,213	0.63%	0.32%	2.21%	52%

$13.58	7.43%		$2,572	0.64%	0.39%	1.33%	6%
$12.96	14.30%		$2,172	0.64%	0.39%	2.57%	44%
$11.62	9.06%		$1,649	0.65%	0.39%	2.63%	18%
$10.86	19.47%		$1,136	0.73%	0.47%	2.99%	12%
$9.12	(8.80	)%(7)	$104	1.20%	0.67%	1.10%	0%

The accompanying notes are an integral part of these financial statements.

521

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)

1. ORGANIZATION

The Bridge Builder Trust (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on December 19, 2012, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2025 the Trust consisted of fifteen series, of which twelve are active series, identified below and presented in this report (each a “Fund,” and collectively, the “Funds”). The three remaining series are inactive and currently not available for purchase.

Olive Street Investment Advisers, LLC (the “Adviser”) acts as investment adviser to the Funds.

Fund	Investment Objective
Bridge Builder Core Bond Fund (“Core Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Core Plus Bond Fund (“Core Plus Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Municipal Bond Fund (“Municipal Bond Fund”)	To provide current income exempt from federal tax, with a secondary goal of preservation of investment principal
Bridge Builder Municipal High-Income Bond Fund (“Municipal High-Income Bond Fund”)	To provide current income exempt from federal tax
Bridge Builder Large Cap Growth Fund (“Large Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Large Cap Value Fund (“Large Cap Value Fund”)	To provide capital appreciation
Bridge Builder Tax Managed Large Cap Fund (“Tax Managed Large Cap Fund”)	To seek to provide a tax-efficient investment return consisting of capital appreciation
Bridge Builder Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)	To provide capital appreciation
Bridge Builder Tax Managed Small/Mid Cap Fund (“Tax Managed Small/Mid Cap Fund”)	To seek to provide a tax-efficient investment return consisting of capital appreciation
Bridge Builder International Equity Fund (“International Equity Fund”)	To provide capital appreciation
Bridge Builder Tax Managed International Equity Fund (“Tax Managed International Equity Fund”)	To seek to provide a tax-efficient investment return consisting of capital appreciation

Each Fund is diversified, except for the Large Cap Growth Fund, which is non-diversified, and each currently offers a single class of shares. The Funds are available for investment exclusively to investors participating in investment advisory programs sponsored by Edward Jones (the “Advisory Programs”), as described in greater detail in the Funds’ prospectuses, and to current and former Trustees of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies, which is part of GAAP.

a) Use of Estimates – The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

522

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

b) Investment Valuation – All securities and other investments are recorded at their estimated fair value, as described in Note 4.

c) Federal Income Taxes – Each Fund is treated as a separate taxable entity for federal income tax purposes. The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of their net investment income and capital gains to shareholders. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction. As a result, no provision for federal income tax is recorded in the financial statements.

The Adviser has reviewed the Funds’ tax positions for all open tax years (the prior three years of tax filings or since inception, if shorter, are considered open for examination) and has concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

As of December 31, 2025, the Funds had no tax examinations or audits in progress.

d) Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income for the Core Bond, Core Plus Bond, Municipal Bond and Municipal High-Income Bond Funds are generally declared daily and paid monthly. The Large Cap Value Fund will generally declare and pay distributions of net investment income quarterly. The Large Cap Growth, Tax Managed Large Cap, Small/Mid Cap Growth, Small/Mid Cap Value, Tax Managed Small/Mid Cap, International Equity and Tax Managed International Equity Funds will generally declare and pay distributions of net investment income annually, as necessary. Realized capital gains, if any, are distributed by each Fund at least annually, as necessary. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature, these amounts are reclassified within the capital accounts in the financial statements to reflect their tax character.

e) Indemnifications – In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Trust that have not yet occurred.

f) Investment Transactions, Income and Expense Allocation – Investment transactions are recorded on trade date. Securities gains and losses, net of foreign taxes withheld, if any, are calculated on the basis of identified cost. Dividend income/(expense), net of foreign taxes withheld, if any, is recognized on ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as the information becomes available, which may be after the published ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Issuance fees, if any, are custodial fees on American Depositary Receipts (“ADRs”) charged by ADR agents on ADR dividends and are recorded when paid. Interest income is recognized on an accrual basis, while discounts and premiums on securities purchased are accreted or amortized, respectively, using the constant yield method over the life of the security. Expenses common to multiple Funds are allocated among the respective Funds based upon their relative net asset values or other reasonable allocation methods.

g) Foreign Currency Translation and Transactions – The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

523

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains/(losses) are included in the reported net realized gains/(losses) on investments in securities and derivatives and net change in unrealized appreciation/(depreciation) on investment securities and derivatives on the Statements of Operations.

h) Segment Reporting – The Funds adopted the FASB Accounting Standards Update (“ASU“) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial positions or the results of their operations. The Principal Executive Officer and Principal Financial Officer of the Trust act as the Fund’s Chief Operating Decision Maker (“CODM”) and are responsible for assessing performance and allocating resources with respect to the Funds. Each of the Funds is considered to be a single operating segment and the CODM monitors the performance and operating results for each Fund as a whole in order to execute strategic allocation determinations. The operating results are consistent with, but not limited to, the information presented in the Funds’ Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.

i) Regulatory Updates – In December 2023, FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”) Improvements to Income Tax Disclosures, to enhance income tax disclosures. Main provisions include disaggregated tax rate reconciliation as well as income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. At this time, management is currently evaluating the amendment’s impact on the financial statements.

On September 20, 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940 (the “Names Rule”). Among other changes, the amendments expand the scope of the Names Rule to require funds whose names suggest an investment focus – including names indicating investments that have, or whose issuers have, particular characteristics (e.g., “growth,” “value,” or certain ESG/thematic terms) – to adopt a policy to invest at least 80% of the value of their assets in the investments suggested by the fund’s name. The amendments also require periodic review of portfolio assets included in the 80% basket, generally permit temporary departures with specified remediation periods, and mandate the use of derivatives instruments’ notional amounts (with specified adjustments) when evaluating compliance with the 80% policy. The amendments became effective December 11, 2023. On March 14, 2025, the SEC announced a six month extension of the compliance dates and aligned compliance with certain annual disclosure and reporting obligations tied to a fund’s fiscal year end. As a result, the compliance date is June 11, 2026 for fund groups with $1 billion or more in net assets and December 11, 2026 for fund groups with less than $1 billion. Management is currently evaluating the implications of these amendments for the Funds’ disclosures, policies, controls and reporting.

3. SECURITIES AND OTHER INVESTMENTS

a) Delayed Delivery Securities – In the case of delayed delivery mortgage purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in the value of the Fund’s other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in a loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if it deems it appropriate to do so.

A Fund may enter into delayed delivery sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of the sale commitments are not received until the contractual

524

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

settlement date. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or (loss) on the commitment without regard to any unrealized appreciation/(depreciation) on the underlying security.

If the Fund delivers securities under the commitment, the Fund realizes a gain or (loss) from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Rule 18f-4 under the 1940 Act permits a Fund to enter into when-issued or forward-settling securities and nonstandard settlement cycle securities notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). If a when-issued, forward-settling or non-standard settlement cycle security does not satisfy the Delayed-Settlement Securities Provision, then it is treated as a derivatives transaction under Rule 18f-4. The requirements of Rule 18f-4 may limit a Fund’s ability to engage in derivatives transactions as part of its investment strategies. These requirements may also increase the cost of a Fund’s investments and cost of doing business, which could adversely affect the value of the Fund’s investments and/or the performance of the Fund. The rule also may not be effective to limit a Fund’s risk of loss.

b) Repurchase Agreements – In a repurchase agreement, a Fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a Fund to counterparty risk, meaning that the Fund could lose money if the other party fails to perform under the terms of the agreement. A Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by a Fund’s custodian (or, with multiparty agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty. Repurchase agreements are subject to master netting agreements, which are agreements between a Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Repurchase agreement amounts, if any, presented on the Schedule of Investments are gross settlement amounts. During the period, the Core Plus Bond Fund participated in repurchase agreements.

c) Reverse Repurchase Agreements – The Core Plus Bond Fund may enter into reverse repurchase agreements with a counterparty, usually a financial institution. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would be entitled to principal and interest paid on the securities sold by the Fund. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. Reverse repurchase agreements will have the effect of leveraging the Fund’s assets, and the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement. Use of reverse repurchase agreements by the Fund may increase the volatility and potential losses of the Fund. The Fund has elected to treat reverse repurchase agreements as derivatives transactions subject to limits on fund leverage risk calculated based on value at risk (“VaR”) as permitted by Rule 18f-4 under the 1940 Act.

Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to the counterparty are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statements of Operations.

525

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

During the period, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rates for the Fund were as follows:

Fund	Average Daily Amount of Reverse Repurchase Agreements (000s)	Weighted Average Interest Rate
Core Plus Bond Fund	$3,141	2.33%

d) Derivatives – Certain Funds invest in derivatives as permitted by their investment strategies and policies. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. Derivatives may be riskier than other types of investments because derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate with the underlying asset, rate, or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce a Fund’s returns. Certain derivatives also expose a Fund to the risk that a counterparty will not fulfill its obligations under the derivatives contract. Certain of a Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in a Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely affect a Fund’s after-tax returns. Investing in derivatives may result in a form of leverage, which may cause a Fund to be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Regulation relating to a Fund’s use of derivatives and related instruments, including Rule 18f-4 under the 1940 Act, could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Futures Contracts – Certain Funds may enter into futures contracts, which are agreements between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date. The Funds buy and sell futures contracts to gain or hedge exposure to certain risk factors. Upon entering into a futures contract, the Funds are required to deposit with the broker cash or securities, which are referred to as initial margin. Securities deposited as initial margin are designated on the Schedule of Investments, and cash deposited is recorded as Deposits at broker for futures contracts on the Statements of Assets and Liabilities.

Exchange traded futures are marked to market daily based on the price movement of the contract. This change in value creates either a payable or receivable for the Fund as either more or less margin is required by the clearing agent. This change in value, known as variation margin, is moved daily between the Fund and its counterparty.

A change in the market value of an open futures contract is recorded as unrealized appreciation/(depreciation) until the contract is closed. When a contract is closed, the Fund will record a realized gain or (loss) equal to the difference between the proceeds of the closing transaction and the Fund’s basis in the contract. Futures contracts outstanding at period end, if any, are listed within each Fund’s Schedule of Investments. During the period, all Funds, except the Tax Managed Large Cap, Tax Managed Small/Mid Cap and the Tax Managed International Equity Funds, participated in futures contracts transactions.

Forward Foreign Currency Exchange Contracts – Core Plus Bond Fund and International Equity Fund may invest in forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is

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recorded as unrealized appreciation/ (depreciation). When the contract is closed in its foreign currency, the Funds record a realized gain or (loss) equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed within each Fund’s Schedule of Investments. During the period, the Core Plus Bond Fund participated in transactions of forward foreign currency exchange contracts.

Swap Contracts – Certain Funds may invest in swap contracts. Swap contracts are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. Swap contracts may be privately negotiated in the over-the-counter market (“OTC Swaps”) or may be cleared through a third-party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”).

A Fund may enter into credit default, interest rate and/or total return swap contracts to manage the Fund’s exposure to credit, interest rate and equity risk. Securities or cash may be used as collateral or margin in accordance with the terms of the swap contract in order to provide assets in the event of a default or bankruptcy.

Centrally Cleared Swaps are marked to market daily and the change, if any, is recorded as variation margin on centrally cleared swap contracts on the Statements of Assets and Liabilities. OTC Swaps are marked to market daily and the change, if any, is included in the over-the-counter swap contracts, at value line item on the Statements of Assets and Liabilities. Both OTC and Centrally Cleared Swaps show this component as change in unrealized appreciation/(depreciation) on the Statements of Operations. Swap variation margin is accounted for as unrealized appreciation/(depreciation) until the contract is closed, at which time the gains or (losses) are realized. Upfront premiums received/(paid) represent cash payments made upon the opening of the swap contract to compensate for differences between the stated terms of the contract and the current market value contract. These upfront payments are recorded as assets/(liabilities) and are included within the market value of the swap contract. Upon liquidation or termination of the swap contract, these payments are recorded as realized gain/(loss) on the Statements of Operations. Net periodic payments received/(paid) by the Fund are also included in the realized gain/ (loss) on swap contracts on the Statements of Operations. Swap contracts outstanding, including their respective notional amounts at period end, if any, are listed within each Fund’s Schedule of Investments.

Interest Rate Swaps – Core Bond Fund and Core Plus Bond Fund may enter into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic payments based on interest rates or on an inflation index. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate. During the period, the Core Bond and Core Plus Bond Funds entered into interest rate swap contracts.

Credit Default Swap Contracts – Core Plus Bond Fund may enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or other equally ranked obligations of the reference entity. As a seller of protection on a credit default swap contract, the Fund will generally receive from the protection buyer a fixed rate of income throughout the term of the swap provided there is no credit event. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or (loss).

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Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. During the period, the Core Plus Bond Fund entered into credit default swap contracts.

Total Return Swap Contracts – Core Plus Bond Fund may enter into total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in unrealized appreciation/(depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to unlimited loss. Periodic payments received (paid) by the Funds are recorded as net realized gain/(loss) on swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Master Agreements – Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates. As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to (i) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, (ii) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure, net of existing collateral already in place governed under the relevant Master Agreement, with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds, and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged are presented in the Fund’s Schedule of Investments. Segregation of a Fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within due to brokers on the Statements of Assets and Liabilities. As governed by the relevant Master Agreements, interest expense may be incurred if a counterparty charges the Fund interest on collateral posted directly to a Fund’s custodian account.

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For financial reporting purposes, the Funds do not offset derivative assets and liabilities subject to Master Agreements on the Statements of Assets and Liabilities.

e) Loan Participation, Assignments and Unfunded Commitments – Certain Funds may enter into loan participations and assignments. When one of the Funds purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons interpositioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Funds to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded loan commitments are marked daily and any unrealized appreciation/ (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities as well as the Statements of Operations.

When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of the loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments, and certain loan participations and assignments which were liquid, when purchased, may become illiquid. The following table summarizes Core Plus Bond Fund’s unfunded loan positions as of December 31, 2025.

Fund	Borrower	Unfunded Bank Loan Commitment (000s)	Value of Underlying Bank Loan Commitment (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Core Plus Bond Fund	Abilene DC 4 LLC	$10,376	$10,475	$99
Core Plus Bond Fund	Abilene DC 5 LLC	17,144	17,309	165
Core Plus Bond Fund	Abilene DC 7 LLC	23,178	23,401	223
Core Plus Bond Fund	First Eagle Holdings, Inc.	128	128	(0)

				$487

f) Restricted Securities – The Funds may own investment securities that are unregistered or have other legal or contractual limitations, and thus are restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer’s financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, a Fund may have the right to include these securities in such registration, generally without cost to the Fund. A Fund

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generally has no right to require registration of the unregistered securities it holds. The Funds held the following restricted securities at December 31, 2025.

Core Plus Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at December 31, 2025 (000s)	% of Net Assets at December 31, 2025
AI Mansart	6/22/2023 - 8/30/2024	$361	$363	0.00	%*
AmSurg Corp.	11/2/2023 - 11/6/2023	3,101	4,081	0.01
Andiron Financing LLC	2/4/2025 - 5/20/2025	340	340	0.00	*
CIFI Holdings Group Co. Ltd.	8/6/2021 - 10/6/2021	2,512	200	0.00	*
Credit Opportunities Partners JV	2/20/2025	8,400	8,400	0.02
Hilton Garden Inn Waikiki	6/17/2024	5,082	4,533	0.01
LUXCO3 Shares	10/1/2025	860	908	0.00	*
Morgan Stanley	2/11/2020	12,558	10,845	0.03

		$33,214	$29,670	0.07%

Municipal Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at December 31, 2025 (000s)	% of Net Assets at December 31, 2025
Brightline West**	11/28/2025	$0	$—	0.00	%*

		$0	$—	0.00	%*

Small/Mid Cap Growth Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at December 31, 2025 (000s)	% of Net Assets at December 31, 2025
OmniAb, Inc. - Class CR3**	8/10/2015 - 8/22/2022	$—	$—	0.00	%*
OmniAb, Inc. - Class CR4**	8/10/2015 - 8/22/2022	—	—	0.00	*

		$—	$—	0.00	%*

Small/Mid Cap Value Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at December 31, 2025 (000s)	% of Net Assets at December 31, 2025
OmniAb, Inc. - Class CR3**	6/25/2021 - 9/7/2022	$—	$—	0.00	%*
OmniAb, Inc. - Class CR4**	6/25/2021 - 9/7/2022	—	—	0.00	*

		$—	$—	0.00	%*

Tax Managed Small/Mid Cap Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at December 31, 2025 (000s)	% of Net Assets at December 31, 2025
OmniAb, Inc. - Class CR3**	8/25/2022	$—	$—	0.00	%*
OmniAb, Inc. - Class CR4**	8/25/2022	—	—	0.00	*

		$—	$—	0.00	%*

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International Equity Fund

Issuer Description	Acquisition Date	Acquisition Cost (000s)	Market Value at December 31, 2025 (000s)	% of Net Assets at December 31, 2025
Severstal PAO - GDR**	7/15/2021 - 11/29/2021	$3,360	$—	0.00	%*
X5 Retail Group NV - GDR**	7/15/2021 - 1/27/2022	2,010	—	0.00	*

		$5,370	$—	0.00	%*

*	Amount less than 0.005%.

**	A zero balance may reflect actual amounts rounding to less than one thousand.

g) Defaulted Securities – Certain Funds may hold defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. Debt obligations may be placed on non-accrual status and the related interest income, amortization or accretion may be reduced or stopped entirely. Additionally, current income accruals and interest receivables may be written off when the collection of the interest income has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

h) Sale-buyback and Buy-saleback Transactions – A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date.

During the six-month period ended December 31, 2025, the Core Plus Bond Fund participated in sale-buyback transactions which were as follows:

Fund	Outstanding Sale-Buyback Transactions (000s)	Average Amount Borrowed (000s)	Incurred Interest Expense (000s)	% of Weighted Average Interest Rate
Core Plus Bond Fund	$—	$30	$1	4.07%

A buy-saleback lending transaction consists of a purchase of a security by a Fund from a counterparty, with a simultaneous agreement to sell the same or substantially the same security at an agreed-upon price and date. The party who sold the security is not entitled to receive principal and interest payments, if any, made on the security during the term of the agreement.

During the six-month period ended December 31, 2025, the Core Plus Bond Fund did not participate in buy-saleback transactions.

Sale-buyback and buy-saleback transactions are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”), which are agreements between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of any pending sale-buyback and buy-saleback transactions as of period end is disclosed in each Fund’s Schedule of Investments.

4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. In calculating NAV, each Fund generally values its investment portfolio at market price. If market quotations are not readily available or they are unreliable, securities are valued at fair value. The Board of Trustees of the Trust (the “Board” or “Trustees”), has ultimate responsibility for determining the fair value of investments. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee of the Funds. The Adviser performs the fair value determination relating to the Funds’ investments that do not have readily available market quotations, or that have market quotations that are

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unreliable, subject to Board oversight and certain reporting and other requirements. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized including but not limited to: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Adviser has established a Valuation Committee with members from relevant departments within the Adviser to assist the Adviser in carrying out its responsibilities under Rule 2a-5 and in accordance with the Adviser’s valuation policy and procedures. The function of the Valuation Committee is to assess and manage any material risks associated with the determination of the fair value of the Funds’ investments, review the appropriateness and accuracy of fair value methodologies and monitor for circumstances that may necessitate the use of fair value pricing or a change in fair value methodologies, and to determine fair value for the Funds’ investments.

Additionally, the Adviser has adopted, and the Board has approved, valuation policies and procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If a readily-available market quotation for a security is unavailable or unreliable, the Adviser may utilize evaluated prices provided by independent pricing services or brokers to assist in its determination of fair value, and may rely on its Valuation Committee to determine fair value in accordance with its valuation policies and procedures adopted by the Adviser. In such circumstances where fair value pricing is necessary, securities are valued in accordance with the Adviser’s valuation policies and procedures and implemented through the Adviser’s Valuation Committee described above. In establishing a fair value for an investment, the Adviser will use valuation methodologies established by the Adviser and may consider inputs and methodologies provided by, among others, third-party independent pricing services and/or independent broker dealers.

Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, the Adviser attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.

When using fair value to price securities, the Adviser may value those securities higher or lower than a fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Adviser has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Adviser’s own assumptions).

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c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s evaluated price provided by an independent pricing service. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions.

Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using independent pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the bid and ask price on the relevant exchange closest to the close of the NYSE, or at the bid, if no ask is available and are categorized as Level 2 of the fair value hierarchy.

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OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Adviser, on behalf of the Funds, values the repurchase agreements the Funds have entered into based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented in the Schedule of Investments as of December 31, 2025.

Core Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Asset-Backed Obligations	$—	$1,998,679	$—	$1,998,679
Collateralized Loan Obligations	—	527,399	—	527,399
Corporate Bonds
Basic Materials	—	219,173	—	219,173
Communications	—	521,968	—	521,968
Consumer, Cyclical	—	277,904	—	277,904
Consumer, Non-cyclical	—	835,672	—	835,672
Energy	—	737,707	—	737,707
Financials	—	3,018,720	—	3,018,720
Government	—	4,913	—	4,913
Industrials	—	325,241	—	325,241
Technology	—	327,612	—	327,612
Utilities	—	739,928	—	739,928
Government Related
Other Government Related	—	366,703	—	366,703
U.S. Treasury Obligations	—	7,198,090	—	7,198,090
Mortgage-Backed Obligations	—	7,761,341	—	7,761,341
Preferred Stocks
Financials	1,459	—	—	1,459
Short-Term Investments
Money Market Funds	589,782	—	—	589,782
Time Deposits	—	41	—	41
Futures Contracts (1)	828	—	—	828
Swap Contracts (1)	—	1,213	—	1,213
Total Assets	$592,069	$24,862,304	$—	$25,454,373
Liabilities
TBA Sale Commitments	$—	$(29,471)	$—	$(29,471)
Futures Contracts (1)	(3,909)	—	—	(3,909)
Swap Contracts (1)	—	(1,056)	—	(1,056)
Total Liabilities	$(3,909)	$(30,527)	$—	$(34,436)

534

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Core Plus Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Asset-Backed Obligations	$—	$4,462,938	$108,249	$4,571,187
Collateralized Loan Obligations	—	1,130,582	—	1,130,582
Corporate Bonds
Basic Materials	—	225,584	—	225,584
Communications	—	1,420,008	11	1,420,019
Consumer, Cyclical	—	968,693	—	968,693
Consumer, Non-cyclical	—	1,254,488	—	1,254,488
Energy	—	1,110,788	—	1,110,788
Financials	—	3,559,278	10,967	3,570,245
Industrials	—	899,090	—	899,090
Technology	—	674,165	—	674,165
Utilities	—	923,281	—	923,281
Convertible Securities
Communications	—	12,771	—	12,771
Consumer, Non-cyclical	—	12,327	—	12,327
Financials	—	1,495	—	1,495
Government Related
Other Government Related	—	1,867,763	—	1,867,763
U.S. Treasury Obligations	—	8,919,315	—	8,919,315
Mortgage-Backed Obligations	—	21,043,312	—	21,043,312
Bank Loans	—	282,440	124,893	407,333
Common Stocks
Communications	6,640	—	1,368	8,008
Consumer, Non-cyclical	11	—	—	11
Financials	—	3,716	71	3,787
Healthcare	—	—	4,081	4,081
Convertible Preferred Stocks
Industrials	7,689	—	—	7,689
Preferred Stocks
Financials	—	—	72	72
Rights
Technology	—	2,403	—	2,403
Warrants
Financials	—	—	14	14
Short-Term Investments
Money Market Funds	533,966	—	—	533,966
Convertible Securities	—	586	—	586
Government Related	—	189,793	—	189,793
Corporate Bonds	—	2,253	—	2,253
Commercial Paper	—	401,100	—	401,100
Repurchase Agreements	—	2,189,800	—	2,189,800
U.S. Treasury Bills	—	964,418	—	964,418
Time Deposits	—	60,191	—	60,191
Futures Contracts (1)	12,008	—	—	12,008
Forward Foreign Currency Exchange Contracts (1)	—	9,645	—	9,645
Swap Contracts (1)	—	302,531	86	302,617
Total Assets	$560,314	$52,894,754	$249,812	$53,704,880
Liabilities
TBA Sale Commitments	$—	$(833,818)	$—	$(833,818)
Futures Contracts (1)	(38,090)	—	—	(38,090)
Forward Foreign Currency Exchange Contracts (1)	—	(28,423)	—	(28,423)
Swap Contracts (1)	—	(11,229)	—	(11,229)
Total Liabilities	$(38,090)	$(873,470)	$—	$(911,560)

535

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Municipal Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Municipal Bonds
Education	$—	$842,474	$—		$842,474
General Obligation	—	3,635,299	—		3,635,299
General Revenue	—	5,818,912	—		5,818,912
Healthcare	—	1,950,836	—		1,950,836
Housing	—	1,646,073	—		1,646,073
Transportation	—	3,027,267	—		3,027,267
Utilities	—	1,673,284	—		1,673,284
Short-Term Investments
Money Market Funds	604,720	—	—		604,720
Time Deposits	—	1,741	—		1,741
Warrants
Transportation*	—	—	—	(2)	—
Futures Contracts (1)	1,932	—	—		1,932
Total Assets*	$606,652	$18,595,886	$—		$19,202,538

Municipal High-Income Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Municipal Bonds
Education	$—	$512,138	$—		$512,138
General Obligation*	—	345,213	—	(2)	345,213
General Revenue	—	2,430,662	—		2,430,662
Healthcare	—	971,516	—		971,516
Housing	—	590,205	—		590,205
Transportation	—	523,948	—		523,948
Utilities*	—	264,591	—	(2)	264,591
Common Stocks
Basic Materials	4	—	—		4
Consumer, Cyclical	3	—	—		3
Short-Term Investments
Money Market Funds	43,151	—	—		43,151
Time Deposits	—	2,136	—		2,136
Total Assets*	$43,158	$5,640,409	$—		$5,683,567
Liabilities
Futures Contracts (1)	$(54)	$—	$—		$(54)
Total Liabilities	$(54)	$—	$—		$(54)

536

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Large Cap Growth Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$3,137,371	$—	$—	$3,137,371
Consumer Discretionary	3,299,810	37,776	—	3,337,586
Consumer Staples	614,563	—	—	614,563
Energy	240,265	—	—	240,265
Financials	3,162,582	—	—	3,162,582
Healthcare	2,650,192	41,571	—	2,691,763
Industrials	2,141,761	—	—	2,141,761
Information Technology	11,915,247	—	—	11,915,247
Materials	244,376	—	—	244,376
Real Estate	110,302	—	—	110,302
Utilities	106,694	—	—	106,694
Short-Term Investments
Money Market Funds	669,823	—	—	669,823
Time Deposits	—	3,517	—	3,517
Futures Contracts (1)	60	—	—	60
Total Assets	$28,293,046	$82,864	$—	$28,375,910

Large Cap Value Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services*	$1,662,630	$—	$—	(2)	$1,662,630
Consumer Discretionary	1,919,264	—	—		1,919,264
Consumer Staples	1,362,667	531,606	—		1,894,273
Energy	1,388,859	63,443	—		1,452,302
Financials	5,713,219	—	—		5,713,219
Healthcare	3,561,784	114,403	—		3,676,187
Industrials	2,783,066	283,451	—		3,066,517
Information Technology	3,531,909	186,918	—		3,718,827
Materials	795,839	—	—		795,839
Real Estate	600,817	—	—		600,817
Utilities	940,253	—	—		940,253
Convertible Preferred Stocks
Industrials	22,179	—	—		22,179
Utilities	11,528	—	—		11,528
Preferred Stocks
Consumer Discretionary	—	4,384	—		4,384
Short-Term Investments
Money Market Funds	493,922	—	—		493,922
Time Deposits	—	9,968	—		9,968
Total Assets*	$24,787,936	$1,194,173	$—		$25,982,109
Liabilities
Futures Contracts (1)	$(34)	$—	$—		$(34)
Total Liabilities	$(34)	$—	$—		$(34)

537

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Tax Managed Large Cap Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$785,463	$—	$—	$785,463
Consumer Discretionary	585,098	—	—	585,098
Consumer Staples	262,673	—	—	262,673
Energy	284,201	—	—	284,201
Financials	1,123,227	—	—	1,123,227
Healthcare	747,429	—	—	747,429
Industrials	660,520	—	—	660,520
Information Technology	2,288,628	—	—	2,288,628
Materials	280,343	—	—	280,343
Real Estate	156,519	—	—	156,519
Utilities	261,927	—	—	261,927
Short-Term Investments
Money Market Funds	106,556	—	—	106,556
Time Deposits	—	1,009	—	1,009
Total Assets	$7,542,584	$1,009	$—	$7,543,593

Small/Mid Cap Growth Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$380,874	$—	$—	$380,874
Consumer Discretionary	1,054,905	—	—	1,054,905
Consumer Staples	243,426	—	—	243,426
Energy	250,260	—	—	250,260
Financials	921,513	—	—	921,513
Healthcare	2,094,868	—	23	2,094,891
Industrials	2,186,700	—	—	2,186,700
Information Technology	1,805,910	—	—	1,805,910
Materials	117,017	—	—	117,017
Real Estate	135,483	—	—	135,483
Utilities	51,284	—	—	51,284
Short-Term Investments
Money Market Funds	175,710	—	—	175,710
Time Deposits	—	2,067	—	2,067
Futures Contracts (1)	1	—	—	1
Total Assets	$9,417,951	$2,067	$23	$9,420,041
Liabilities
Futures Contracts (1)	$(43)	$—	$—	$(43)
Total Liabilities	$(43)	$—	$—	$(43)

538

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Small/Mid Cap Value Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services*	$110,375	$—	$—	(2)	$110,375
Consumer Discretionary	1,002,463	—	—		1,002,463
Consumer Staples	351,769	—	—		351,769
Energy	478,347	—	—		478,347
Financials*	1,752,771	—	—	(2)	1,752,771
Healthcare	793,808	—	11		793,819
Industrials	1,769,736	4,120	—		1,773,856
Information Technology	848,269	—	—		848,269
Materials	462,620	—	—		462,620
Real Estate	557,926	—	—		557,926
Utilities	445,852	—	—		445,852
Warrants
Healthcare	—	1	—		1
Short-Term Investments
Money Market Funds	166,539	—	—		166,539
Time Deposits	—	4,410	—		4,410
Total Assets	$8,740,475	$8,531	$11		$8,749,017
Liabilities
Futures Contracts (1)	$(117)	$—	$—		$(117)
Total Liabilities	$(117)	$—	$—		$(117)

Tax Managed Small/Mid Cap Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$64,329	$—	$—	$64,329
Consumer Discretionary	270,702	—	—	270,702
Consumer Staples	86,504	—	—	86,504
Energy	124,666	—	—	124,666
Financials	430,396	—	—	430,396
Healthcare*	390,308	—	0	390,308
Industrials	700,762	—	—	700,762
Information Technology	379,124	—	—	379,124
Materials	134,790	—	—	134,790
Real Estate	116,779	—	—	116,779
Utilities	103,223	—	—	103,223
Short-Term Investments
Money Market Funds	56,494	—	—	56,494
Time Deposits	—	1,408	—	1,408
Total Assets*	$2,858,077	$1,408	$0	$2,859,485

539

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

International Equity Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$107,406	$864,353	$—		$971,759
Consumer Discretionary	446,032	1,866,778	—		2,312,810
Consumer Staples*	150,288	1,837,595	—	(2)	1,987,883
Energy	72,646	637,895	—		710,541
Financials	377,678	4,135,268	—		4,512,946
Healthcare	71,565	2,491,476	—		2,563,041
Industrials	351,647	4,525,841	—		4,877,488
Information Technology	609,362	1,953,534	—		2,562,896
Materials*	363,633	1,139,570	—	(2)	1,503,203
Real Estate	—	90,463	—		90,463
Utilities	—	770,146	—		770,146
Preferred Stocks
Consumer Discretionary	—	2,566	—		2,566
Consumer Staples	—	754	—		754
Healthcare	—	441	—		441
Short-Term Investments
Money Market Funds	425,959	—	—		425,959
Time Deposits	—	20,651	—		20,651
Futures Contracts (1)	68	—	—		68
Total Assets*	$2,976,284	$20,337,331	$—		$23,313,615

Tax Managed International Equity Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$—	$69,603	$—	$69,603
Consumer Discretionary	14,435	316,371	—	330,806
Consumer Staples	18,829	155,561	—	174,390
Energy	4,656	84,214	—	88,870
Financials	1,157	502,174	—	503,331
Healthcare	11,645	320,116	—	331,761
Industrials	17,974	414,278	—	432,252
Information Technology	46,143	302,364	—	348,507
Materials	3,252	132,485	—	135,737
Real Estate	—	19,254	—	19,254
Utilities	—	69,580	—	69,580
Preferred Stocks
Consumer Discretionary	—	3,831	—	3,831
Consumer Staples	—	2,069	—	2,069
Short-Term Investments
Money Market Funds	47,503	—	—	47,503
Time Deposits	—	3,803	—	3,803
Total Assets	$165,594	$2,395,703	$—	$2,561,297

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps, interest rate swaps and inflation linked swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

(2)	Includes a security valued at zero.

540

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

The Core Plus Bond, Municipal Bond, Municipal High-Income Bond, Large Cap Value, Small/Mid Cap Growth, Small/Mid Cap Value, Tax Managed Small/Mid Cap and International Equity Funds all held Level 3 securities at the end of the period. In the aggregate, securities classified as Level 3 in the Municipal Bond, Municipal High-Income Bond, Large Cap Value, Small/Mid Cap Growth, Small/Mid Cap Value, Tax Managed Small/Mid Cap and International Equity Funds have been deemed immaterial with respect to each Fund.

The significant unobservable inputs used in the fair value measurement of the Funds’ investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in earnings before interest, taxes, depreciation, and amortization (“EBITDA”) multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability may decrease (increase) the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements

Core Plus Bond Fund

Investment Type	Fair Value at 12/31/2025*	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Asset-Backed Obligations	$106,904	Recent Transaction	Purchase Price	100 - 1,202,92	109.09
Asset-Backed Obligations	$1,345	Most Recent Available Indicative Market Quotation	Most Recent Available Broker Quote	42.72 - 49.09	45.03
Bank Loans	$88,521	Recent Transaction	Purchase Price	98 - 100	99.98
Bank Loans	$23,376	Discounted Cash Flow	Discount Rate	6.63% - 7.13%	6.88%
Bank Loans	$12,900	Pending Acquisition Value	Acquistion Price	100 - 103	102.35
Bank Loans	$96	Discounted Cash Flow / Comparable Security / Zero Recovery Probability	Discount Rate / Zero Recovery Probability	75% / 90%	75% / 90%
Common Stocks	$4,081	Pending Acquisition Value	Estimated Acquisition Price	$44.91	$44.91
Common Stocks	$1,439	Reference Instrument	Stock Price with Liquidity Discount	10%	10%
Corporate Bonds	$10,924	Recent Transaction	Purchase Price	99.81 - 100	99.66
Corporate Bonds	$43	Reference Instrument / Corporate Action Exchange Terms	Recent Reference Security Price	$2.23	$2.23
Corporate Bonds	$11	Indicative Market Quotation	Broker Quote	6.00 - 10.00	6.00
Credit Default Swaps	$86	Indicative Market Quotation	Broker Quote	100.84 - 100.87	100.86
Preferred Stocks	$72	Liquidation Value	Liquidation Preference Price	$1,000.00	$1,000.00
Warrants	$14	Black Scholes	Black Scholes Option Pricing with Liquidity Discount	10%	10%

*	Value rounded to thousands

The realized and unrealized gains/(losses) from Level 3 transactions are included with the net realized gain/(loss) on investments and net change in unrealized appreciation/(depreciation) on investments on the Statements of Operations, respectively.

541

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period July 1, 2025 through December 31, 2025:

Core Plus Bond Fund

	Total	Asset-Backed Obligations (000s)	Corporate Bonds (000s)	Bank Loans (000s)	Common Stocks (000s)	Preferred Stocks (000s)	Warrants (000s)	Swap Contracts (000s)
Balance as of June 30, 2025	$239,759	$49,169	$29,560	$156,085	$4,805	$—	$24	$116
Total realized gain/(loss)	(8,059)	(325)	331	144	75	—	(8,284)	—
Accrued discounts/(premium)	(3,116)	(352)	(2,634)	(130)	—	—	—	—
Paydown	(19,905)	(19,905)	—	—	—	—	—	—
Payup	2,315	2,315	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation)	13,492	806	4,356	(768)	779	—	8,349	(30)
Purchases	57,738	106,265	3,203	(51,884)	69	72	13	—
Sales	(38,963)	—	(23,838)	(14,829)	(208)	—	(88)	—
Transfers in*	36,275	—	—	36,275	—	—	—	—
Transfers out*	(29,724)	(29,724)	—	—	—	—	—	—

Balance as of December 31, 2025	$249,812	$108,249	$10,978	$124,893	$5,520	$72	$14	$86

Change in unrealized appreciation/(depreciation) from investments held as of December 31, 2025 (1)	$494	$806	$(274)	$(778)	$770	$—	$0	$(30)

*

Transfers are calculated on the ending of period value. For the six months ended December 31, 2025, securities with an aggregate market value of $36,275 transferred from Level 2 to Level 3 as there were no longer observable inputs available to determine their value and securities with an aggregate market value of $29,724 were transferred from Level 3 to Level 2. There were no other transfers between Level 1, 2 and 3.

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

5. DERIVATIVE INSTRUMENTS

Certain Funds use derivative instruments as part of their investment strategy to achieve their stated investment objective. The Funds’ derivative contracts held at period end are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities across derivative types that are subject to master netting arrangements in the Statements of Assets and Liabilities. There were no financial instruments subject to a netting agreement for which the Funds are not currently netting.

542

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities at period end.

	Assets			Liabilities
	Unrealized Appreciation on Futures Contracts* (000s)	Swaps at Value* (000s)	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts (000s)	Unrealized Depreciation on Futures Contracts* (000s)	Swaps at Value* (000s)	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts (000s)
Interest Rate Risk:
Core Bond Fund	$828	$1,213	$—	$(3,909)	$(1,056)	$—
Core Plus Bond Fund	12,008	269,029	—	(38,090)	(11,215)	—
Municipal Bond Fund	1,932	—	—	—	—	—
Municipal High-Income Bond Fund	—	—	—	(54)	—	—
Equity Risk:
Large Cap Growth Fund	60	—	—	—	—	—
Large Cap Value Fund	—	—	—	(34)	—	—
Small/Mid Cap Growth Fund	1	—	—	(43)	—	—
Small/Mid Cap Value Fund	—	—	—	(117)	—	—
International Equity Fund	68	—	—	—	—	—
Foreign Exchange Risk:
Core Plus Bond Fund	—	—	9,645	—	—	(28,423)
Credit Risk:
Core Plus Bond Fund	—	33,588	—	—	(14)	—

*

May include cumulative unrealized appreciation/(deprecation) as reported on the Schedule of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities for exchange traded derivatives and centrally-cleared derivatives.

The following table lists the effect of derivative instruments held by the Funds, by primary underlying risk and contract type, on the Statements of Operations for the six-month period ended December 31, 2025.

	Realized Gain/(Loss) on Derivatives recognized as a result of Operations			Net Change in Unrealized Appreciation/(Depreciation) on Derivatives recognized as a result of Operations
	Futures Contracts (000s)	Forward Foreign Currency Exchange Contracts (000s)	Swaps (000s)	Futures Contracts (000s)	Forward Foreign Currency Exchange Contracts (000s)	Swaps (000s)
Interest Rate Risk:
Core Bond Fund	$30,277	$—	$2	$(24,683)	$—	$47
Core Plus Bond Fund	166,905	—	29,548	(169,517)	—	50,163
Municipal Bond Fund	(6,424)	—	—	5,242	—	—
Municipal High-Income Bond Fund	471	—	—	(54)	—	—
Equity Risk:
Large Cap Growth Fund	1,473	—	—	(503)	—	—
Large Cap Value Fund	639	—	—	(151)	—	—
Small/Mid Cap Growth Fund	489	—	—	(80)	—	—
Small/Mid Cap Value Fund	769	—	—	(196)	—	—
International Equity Fund	815	—	—	50	—	—
Foreign Exchange Risk:
Core Plus Bond Fund	—	(55,473)	—	—	50,752	—
Credit Risk:
Core Plus Bond Fund	—	—	31,455	—	—	(18,783)

543

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of December 31, 2025:

Core Plus Bond Fund
	Investment Type	Gross Amounts of Recognized Assets Presented in the Statements of Assets & Liabilities (000s)	Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Gross Amounts not offset in the Statements of Assets & Liabilities (000s)		Net Amount (000s)
Counterparty					Financial Instruments	Collateral Received
Bank of America	Credit Default Swap Contracts	$4,740	$—	$4,740	$—	$—	$4,740
Bank of America	Forward Foreign Currency Exchange Contracts	2,313	(2,313)	—	—	—	—
BNP Paribas	Credit Default Swap Contracts	2,453	(2)	2,451	—	—	2,451
BNP Paribas	Forward Foreign Currency Exchange Contracts	2,696	(1,566)	1,130	—	(1,130)	—
Citibank	Forward Foreign Currency Exchange Contracts	85	(85)	—	—	—	—
Deutsche Bank	Credit Default Swap Contracts	86	—	86	—	—	86
Deutsche Bank	Forward Foreign Currency Exchange Contracts	320	(320)	—	—	—	—
Goldman Sachs	Credit Default Swap Contracts	3	(3)	—	—	—	—
Goldman Sachs	Forward Foreign Currency Exchange Contracts	1,722	(1,722)	—	—	—	—
J.P. Morgan(1)	Credit Default Swap Contracts	2,312	(0)	2,312	—	—	2,312
J.P. Morgan	Forward Foreign Currency Exchange Contracts	1,716	(1,716)	—	—	—	—
Morgan Stanley	Credit Default Swap Contracts	27	(2)	25	—	—	25

544

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Core Plus Bond Fund
	Investment Type	Gross Amounts of Recognized Assets Presented in the Statements of Assets & Liabilities (000s)	Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Gross Amounts not offset in the Statements of Assets & Liabilities (000s)		Net Amount (000s)
Counterparty					Financial Instruments	Collateral Received
Morgan Stanley	Forward Foreign Currency Exchange Contracts	$289	$(289)	$—	$—	$—	$—
Wells Fargo Bank	Forward Foreign Currency Exchange Contracts	504	(504)	—	—	—	—
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		19,266	(8,522)	10,744	—	(1,130)	9,614

	Investment Type	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets & Liabilities (000s)	Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Gross Amounts not offset in the Statements of Assets & Liabilities (000s)		Net Amount (000s)
Counterparty					Financial Instruments	Collateral Pledged
Bank of America	Forward Foreign Currency Exchange Contracts	$7,687	$(2,313)	$5,374	$—	$—	$5,374
BNP Paribas	Credit Default Swap Contracts	2	(2)	—	—	—	—
BNP Paribas	Forward Foreign Currency Exchange Contracts	1,566	(1,566)	—	—	—	—
Citibank	Forward Foreign Currency Exchange Contracts	2,346	(85)	2,261	—	—	2,261
Deutsche Bank	Forward Foreign Currency Exchange Contracts	2,084	(320)	1,764	—	—	1,764
Goldman Sachs	Credit Default Swap Contracts	4	(3)	1	—	—	1
Goldman Sachs	Forward Foreign Currency Exchange Contracts	10,373	(1,722)	8,651	—	—	8,651

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	Investment Type	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets & Liabilities (000s)	Gross Amounts Available for Offset (000s)	Net Amounts (000s)	Gross Amounts not offset in the Statements of Assets & Liabilities (000s)		Net Amount (000s)
Counterparty					Financial Instruments	Collateral Pledged
J.P. Morgan (1)	Credit Default Swap Contracts	$—	$(0)	$—	$—	$—	$—
J.P. Morgan	Forward Foreign Currency Exchange Contracts	2,505	(1,716)	789	—	—	789
Morgan Stanley	Credit Default Swap Contracts	2	(2)	—	—	—	—
Morgan Stanley	Forward Foreign Currency Exchange Contracts	517	(289)	228	—	—	228
Wells Fargo Bank	Forward Foreign Currency Exchange Contracts	1,345	(504)	841	—	—	841
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		28,431	(8,522)	19,909	—	—	19,909

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

The Funds’ average monthly notional amount of derivatives during the six-month period ended December 31, 2025 were as follows:

	Core Bond Fund (000s)	Core Plus Bond Fund* (000s)	Municipal Bond Fund (000s)	Municipal High-Income Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	International Equity Fund* (000s)
Futures Contracts
Average Notional Balance – Long	$1,575,690	$11,273,459	$—	$34,407	$12,584	$6,830	$3,940	$5,464	$6,478
Average Notional Balance – Short	(28,260)	(1,518,006)	(146,770)	—	—	—	—	—	—
Forward Foreign Currency Exchange Contracts
Average Amounts – Purchased	—	2,242,956	—	—	—	—	—	—	—
Average Amounts – Sold	—	(1,096,321)	—	—	—	—	—	—	—
Credit Default Swaps
Average Amounts – Buy Protection	—	10,936	—	—	—	—	—	—	—
Average Amounts – Sell Protection	—	(485,929)	—	—	—	—	—	—	—
Interest Rate Swaps
Average Amounts – Pays Fixed Rate	15,750	1,996,837	—	—	—	—	—	—	—
Average Amounts – Receives Fixed Rate	(17,790)	(513,267)	—	—	—	—	—	—	—
Total Return Swaps
Average Amounts – Long	—	—	—	—	—	—	—	—	—
Average Amounts – Short	—	(9,250)	—	—	—	—	—	—	—
Inflation Linked Swaps
Average Amounts – Receives Floating Rate	—	50,027	—	—	—	—	—	—	—
Average Amounts – Pays Floating Rate	—	—	—	—	—	—	—	—	—

*	Notional amounts shown have been converted to USD.

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6. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser acts as investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. The Adviser is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. Under the Advisory Agreement, the Funds are responsible for the payment of all of their expenses, except that the Adviser is responsible for (i) providing the personnel, office space and equipment reasonably necessary to perform its obligations thereunder; and (ii) the costs of any special Board meetings or shareholder meetings convened for the primary benefit of the Adviser.

The Adviser provides the Trust with such investment research, advice and investment supervision as the Trust may from time to time consider necessary for the proper management of the investments of the Funds and furnishes continuously an investment program for the Funds. In fulfilling this obligation, the Adviser, among other things, recommends the hiring and termination, and monitors the ongoing performance, of the investment advisers (the “Sub-advisers”) and allocates Fund assets among the Sub-advisers.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Funds pay the Adviser an investment advisory fee at an annual rate based on a percentage of each Fund’s average daily net assets. For its advisory services, the investment advisory fee shall be accrued daily by the Fund and paid to the Adviser on the first business day of the succeeding month. In an effort to pass along lower fund expenses to shareholders, the Adviser does not retain any portion of the advisory fees. The Adviser has contractually agreed to waive its advisory fees for each Fund to the extent advisory fees to be paid to the Adviser exceed the aggregate advisory fees the Fund is required to pay its Sub-advisers. The annual advisory fee and amounts of advisory fees waived by the Adviser during the six-month period ended December 31, 2025 are noted in the table below:

Fund	Annual Management Fee	Management Fees Waived by Adviser (000s)
Core Bond Fund	0.32%	$26,101
Core Plus Bond Fund	0.36	50,298
Municipal Bond Fund	0.36	23,604
Municipal High-Income Bond Fund	0.36	5,986
Large Cap Growth Fund	0.44	37,571
Large Cap Value Fund	0.44	30,158
Tax Managed Large Cap Fund	0.44	8,380
Small/Mid Cap Growth Fund	0.64	14,672
Small/Mid Cap Value Fund	0.64	12,164
Tax Managed Small/Mid Cap Fund	0.64	3,603
International Equity Fund	0.60	33,320
Tax Managed International Equity Fund	0.60	2,927

None of the advisory fees waived by the Adviser pursuant to the agreement described above are subject to recoupment by the Adviser.

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The Adviser has selected and the Board has approved the following Sub-advisers to sub-advise discrete portions of each of the Fund’s assets:

Fund	Sub-advisers
Core Bond Fund	Robert W. Baird & Co. Inc. J.P. Morgan Investment Management Inc. Loomis, Sayles & Company L.P. PGIM, Inc.
Core Plus Bond Fund	Pacific Investment Management Company LLC Loomis, Sayles & Company L.P. Metropolitan West Asset Management, LLC * BlackRock Investment Management, LLC Dodge & Cox
Municipal Bond Fund	FIAM, LLC BlackRock Investment Management, LLC MacKay Shields LLC Robert W. Baird & Co. Inc.
Municipal High-Income Bond Fund	Capital International, Inc. T. Rowe Price Associates, Inc.
Large Cap Growth Fund	Lazard Asset Management LLC Sustainable Growth Advisers, LP Jennison Associates LLC BlackRock Investment Management, LLC T. Rowe Price Associates, Inc.
Large Cap Value Fund	Barrow, Hanley, Mewhinney & Strauss, LLC Wellington Management Company LLP Artisan Partners Limited Partnership BlackRock Investment Management, LLC T. Rowe Price Associates, Inc. LSV Asset Management
Tax Managed Large Cap Fund	Barrow, Hanley, Mewhinney & Strauss, LLC ClearBridge Investments, LLC Parametric Portfolio Associates, LLC T. Rowe Price Associates, Inc.
Small/Mid Cap Growth Fund

Champlain Investment Partners, LLC

Eagle Asset Management, Inc.

Stephens Investment Management Group, LLC

BlackRock Investment Management, LLC

Artisan Partners Limited Partnership

Driehaus Capital Management LLC

Federated MDTA LLC

Small/Mid Cap Value Fund

Boston Partners Global Investors, Inc.

Vaughan Nelson Investment Management, L.P.

Silvercrest Asset Management Group LLC

BlackRock Investment Management, LLC

LSV Asset Management

MFS Investment Management

Diamond Hill Capital Management, Inc.

American Century Investment Management, Inc.

Tax Managed Small/Mid Cap Fund

AllianceBernstein L.P.

J.P. Morgan Investment Management Inc.

Neuberger Berman Investment Advisers, LLC

Parametric Portfolio Associates, LLC

Allspring Global Investments, LLC

Westfield Capital Management Company, L.P.

International Equity Fund	Mondrian Investment Partners Limited WCM Investment Management, LLC BlackRock Investment Management, LLC Pzena Investment Management, LLC Marathon Asset Management Limited MFS Investment Management

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Fund	Sub-advisers
Tax Managed International Equity Fund	Parametric Portfolio Associates, LLC Pzena Investment Management, LLC Walter Scott & Partners Limited J.P. Morgan Investment Management Inc. Thompson, Siegel & Walmsley LLC

*

BlackRock Investment Management, LLC (“BlackRock”) has entered into a sub-sub-advisory agreement with each of BlackRock International Limited (“BIL”), a U.K.-based affiliate of BlackRock, and BlackRock (Singapore) Limited (“BRS”), a Singapore-based affiliate of BlackRock, to facilitate the provision of advice and trading out of non-U.S. jurisdictions. BIL and BRS, each registered as an investment adviser with the SEC, organized in 1995 and 2000, respectively. As previously announced, the Trustees of the Core Plus Bond Fund have approved the termination of BlackRock as sub-adviser, and BIL and BRS as sub-sub-advisers, to the Core Plus Bond Fund. Accordingly, as of February 12, 2026, BlackRock, as sub-adviser, and BIL and BRS as sub-sub-advisers, were terminated with respect to their allocated portion of the Fund.

Subject to the supervision of the Adviser, the Sub-advisers provide the Funds, among other services, a continuous investment program and determine from time to time which securities or other investments shall be purchased, sold or exchanged for the Funds, including providing or obtaining such services as may be necessary in managing, acquiring or disposing of securities, cash or other investments. For their services as Sub-advisers to the Funds, each Sub-adviser is entitled to receive fees directly from each Fund it serves, except that any fees payable to BIL or BRS for their services as sub-sub-advisers to the Core Plus Bond Fund would be paid by BlackRock (and not the Adviser or the Core Plus Bond Fund).

Pursuant to an operating expense limitation agreement between the Adviser and the Funds, effective until October 28, 2026 (the “Expense Limitation Agreement”), the Adviser has contractually agreed to waive its fees and/or reimburse Fund expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and non-routine expenses) to limit total annual fund operating expenses after fee waivers and/or expense reimbursements to each of the amounts listed below (each an “Expense Cap”).

Fund	Expense Cap
Core Bond Fund	0.48%
Core Plus Bond Fund	0.42
Municipal Bond Fund	0.48
Municipal High-Income Bond Fund	0.48
Large Cap Growth Fund	0.51
Large Cap Value Fund	0.51
Tax Managed Large Cap Fund	0.51
Small/Mid Cap Growth Fund	0.73
Small/Mid Cap Value Fund	0.73
Tax Managed Small/Mid Cap Fund	0.73
International Equity Fund	0.67
Tax Managed International Equity Fund	0.67

Any fee reductions or expense payments made by the Adviser pursuant to the Expense Limitation Agreement are subject to reimbursement by a Fund, if requested by the Adviser in the thirty-six (36) month period following such fee waiver and/or expense payment, if the aggregate amount actually paid by the Fund toward its aggregate operating expenses, as accrued each month (taking into account the reimbursement) does not exceed the applicable Expense Cap accrued for such month (a) at the time of the fee waiver and/or expense payment and (b) at the time of the reimbursement.

During the period ended December 31, 2025, the Funds did not exceed their respective Expense Caps, and there are no expense reimbursements currently available for recoupment in future periods.

Administrator – Brown Brothers Harriman & Co. (“BBH”) acts as Administrator to the Trust pursuant to an Administrative Agency Agreement. As Administrator, BBH provides certain services to the Trust, including, among

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other responsibilities, administrative, tax, legal, accounting services, portfolio compliance monitoring, and financial reporting for the maintenance and operations of the Funds. In addition, BBH makes available the personnel and facilities to provide such services. In its capacity as Administrator, BBH does not have any responsibility or authority for the portfolio management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. Pursuant to the Administrative Agency Agreement, the Trust has agreed to pay such compensation as is mutually agreed upon from time to time and such out-of-pocket expenses as incurred by BBH in the performance of its duties. The amounts paid directly to the Administrator by the Funds for administrative services are included in the Administration fee in the Statements of Operations.

Custodian – BBH also acts as Custodian to the Trust. In this capacity, BBH holds all cash and, directly or through a book entry system or an agent, securities of each Fund, delivers and receives payment for securities sold by such Fund, collects income from investments of each Fund and performs other duties as set forth in the Custodian Agreement between the Trust, on behalf of the Funds, and BBH. Custodian fees are paid monthly and based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. The amounts paid directly to the Custodian by the Funds for custody services are included in Custody fees in the Statements of Operations.

Trustees – Trustee fees and expenses displayed in the Statements of Operations include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined by the 1940 Act (an “Independent Trustee”) of the Trust. The Trustees who are affiliated with the Adviser or its parent company, are not compensated by the Trust.

Affiliated Transactions – The Funds may participate in purchase and sale transactions with other Funds or accounts that have a common investment adviser or Sub-adviser, commonly referred to as “cross trades.” These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security.

During the six-month period ended December 31, 2025, the aggregate value of purchases and sales of cross trades with other Funds or accounts were as follows:

	Purchases (000s)	Sales (000s)	Realized Gain/(Loss) (000s)
Municipal Bond Fund	$2,000,000	$—	$—
Large Cap Growth Fund	104,006	60,030	31,602
Large Cap Value Fund	3,531	4,512	353
Small/Mid Cap Growth Fund	26,400	4,174	(205)
Small/Mid Cap Value Fund	9,276	7,868	(38)
International Equity Fund	48,063	44,871	3,856

7. INTERFUND LENDING AGREEMENT

On June 1, 2016, the Funds received exemptive relief from the SEC to enter into a master interfund lending agreement with each other that permits each Fund to lend money directly to and borrow money directly from other Funds for temporary purposes. Each Fund may lend, in the aggregate, up to 15% of its current net assets at the time of the loan but no more than 5% of its lending Fund’s net assets may be loaned to a single fund. A loan under the agreement will not exceed duration of seven days and interest is charged on borrowings at a rate determined based on current short-term market interest rates and short-term lending rates available to the Funds. As of December 31, 2025, the Funds have yet to lend under this agreement.

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8. INVESTMENT TRANSACTIONS

For the six-month period ended December 31, 2025, purchases and sales of investment securities, other than short-term investments, were as follows:

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Municipal Bond Fund (000s)	Municipal High- Income Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)
Purchases:
U.S. Government	$13,966,340	$99,782,464	$—	$—	$—	$—
Other	4,843,906	8,470,501	3,304,052	2,354,250	3,631,318	4,411,980
Sales:
U.S. Government	12,064,897	96,956,443	8	14	—	—
Other	3,675,479	8,449,280	2,157,038	1,053,908	5,494,963	4,150,582

	Tax Managed Large Cap Fund (000s)	Small/ Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	Tax Managed Small/ Mid Cap Fund (000s)	International Equity Fund (000s)	Tax Managed International Equity Fund (000s)
Purchases:
U.S. Government	$—	$—	$—	$—	$—	$—
Other	1,408,481	3,782,925	2,282,626	1,336,882	5,966,569	390,836
Sales:
U.S. Government	—	—	—	—	—	—
Other	1,004,189	4,283,532	2,608,420	960,687	5,331,510	138,170

9. FEDERAL INCOME TAX INFORMATION

At December 31, 2025, gross unrealized appreciation and (depreciation) of investments and derivative contracts based on cost for federal income tax purposes were as follows:

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Municipal Bond Fund (000s)	Municipal High-Income Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)
Tax Cost of Portfolio	$25,934,152	$53,533,165	$18,939,150	$5,619,155	$16,432,179	$18,873,086

Gross Unrealized App	$2,041	$324,270	$255,131	$63,448	$11,788,745	$6,881,483
Gross Unrealized Dep	(486,785)	(230,297)	8,257	910	154,986	227,506

Net Unrealized App/(Dep)	$(484,744)	$93,973	$263,388	$64,358	$11,943,731	$7,108,989

	Tax Managed Large Cap Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	Tax Managed Small/ Mid Cap Fund (000s)	International Equity Fund (000s)	Tax Managed International Equity Fund (000s)
Tax Cost of Portfolio	$5,094,487	$7,145,956	$6,837,601	$2,328,599	$17,889,426	$1,903,513

Gross Unrealized App	$2,449,097	$2,123,482	$1,783,869	$529,896	$5,174,043	$657,581
Gross Unrealized Dep	9	150,560	127,430	990	250,146	203

Net Unrealized App/(Dep)	$2,449,106	$2,274,042	$1,911,299	$530,886	$5,424,189	$657,784

The differences between book basis and tax basis appreciation/(depreciation) on investments is primarily attributable to wash sale loss deferrals.

At June 30, 2025, the Funds had the following capital loss carryforwards. The capital loss carryforwards do not have an expiration date and will retain their character as either short-term or long-term capital losses. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations

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based on the results of future transactions. During the year ended June 30, 2025, Small/Mid Cap Growth Fund and International Equity Fund utilized $185,957 and $18,221 of their capital loss carry forwards, respectively.

	Core Bond Fund (000s)	Core Plus Bond Fund (000s)	Municipal Bond Fund (000s)	Municipal High-Income Bond Fund (000s)	Large Cap Growth Fund (000s)	Large Cap Value Fund (000s)
Short-Term	$439,572	$1,660,428	$103,537	$3,187	$—	$—
Long-Term	929,618	2,335,144	294,395	2,329	—	—

	$1,369,190	$3,995,572	$397,932	$5,516	$—	$—

	Tax Managed Large Cap Fund (000s)	Small/Mid Cap Growth Fund (000s)	Small/Mid Cap Value Fund (000s)	Tax Managed Small/Mid Cap Fund (000s)	International Equity Fund (000s)	Tax Managed International Equity Fund (000s)
Short-Term	$185,009	$—	$—	$209,313	$—	$63,788
Long-Term	—	—	—	800	—	—

	$185,009	$—	$—	$210,113	$—	$63,788

10. RISKS

Investing in the Funds may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectuses and statements of additional information for more information on risks associated with investing in the Funds.

a) Interest Rate Risk – Certain Funds invest in fixed-income securities that change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Alternatively, if rates fall, the value of these investments generally increases. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly. A rise in interest rates may, in turn, increase volatility and reduce liquidity in the fixed-income markets and result in a decline in the value of the fixed-income investments held by the Funds. The value of a fixed-income security with greater duration will be more sensitive to changes in interest rates than a similar security with shorter duration. Duration is a measure of the sensitivity of the price of a fixed-income security (or a portfolio of fixed-income securities) to changes in interest rates. The prices of fixed-income securities with shorter duration generally will be less affected by changes in interest rates than the prices of fixed-income securities with greater duration. For example, a five-year duration means the fixed-income security is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%, holding other factors constant. Usually, the changes in the value of fixed-income securities will not affect cash income generated, but may affect the value of an investment in the Fund. Floating rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the benchmark rate chosen, frequency of reset and reset caps or floors, among other things). Zero coupon bonds have longer durations than coupon-bearing bonds with comparable maturities and generally experience greater volatility in response to changing interest rates. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed-income securities with similar durations. Interest rate changes can be sudden and unpredictable, and a wide variety of factors can cause interest rates to rise or fall, including government and/or central bank policy and action, inflationary or deflationary pressures, supply of and demand for debt securities, and changes in general market and economic conditions. A sudden or unpredictable rise or decline in interest rates may cause volatility and reduced liquidity in the money market securities markets, which could make it more difficult for the Fund to sell its investments at a time when it may be advantageous to do so and could cause the value of the Fund’s investments to decline, potentially suddenly and significantly.

b) Liquidity Risk – Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent a Fund from selling securities or closing derivative positions at desirable times or prices. During times of

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significant market or economic turmoil, usually liquid markets for certain of a Fund’s investments may experience extreme reductions in buy-side demand, which may result in values of a Fund’s portfolio securities declining significantly over short or extended periods of time. These reductions in value may occur regardless of whether there has been a change in interest rates or a change in the credit rating of the issuer of the security. Under certain adverse market or economic conditions, Fund investments previously determined to be liquid may be deemed to be illiquid, and, because of regulatory limitations on investments in illiquid securities, a Fund may not be able to make or gain the desired level of exposure to certain investments that it otherwise would.

c) Redemption Risk – A Fund may experience losses when selling securities to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during adverse market conditions. Because the Funds currently are only available to participants in the Advisory Programs, a reduction in the allocation of an Advisory Program’s assets to the Funds could result in one or more large redemption requests. Moreover, as a result of the requirement that a Fund satisfy redemption requests even during times of significant market or economic turmoil, a Fund may be forced to sell portfolio securities during periods of reduced liquidity when prices are rapidly declining. This may require a Fund to realize investment losses at times that a Sub-adviser believes that it would have been advisable to hold a particular investment until a more orderly sale could occur or the market recovers. These transactions could also have tax consequences for shareholders if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. In addition, a large redemption could result in a Fund’s expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

d) Credit Risk – There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by a Fund. Such defaults could result in losses to a Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

A Fund may invest in securities that are rated in the lowest investment grade category. Such securities may exhibit speculative characteristics similar to high yield securities, and issuers of such securities may be more vulnerable to changes in economic conditions than issuers of higher grade securities.

e) Counterparty Risk – When a Fund enters into an investment contract, such as a derivative or a repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that a Fund buys a security from a seller (counterparty) that agrees to repurchase the security at an agreed upon price and time, but the counterparty later fails to repurchase the security.

f) Market Risk – Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed-income markets. As a result, a Fund’s value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market. The interconnection of international markets means that events in one country or region may affect the markets in other countries and regions, increasing the likelihood that regulatory events, inflation, interest rates, government defaults, government shutdowns, wars, regional conflicts, social or political unrest, the imposition of tariffs, trade disputes, sanctions, global demand for particular products or services, supply chain disruptions, cyberattacks, bank failures, natural disasters, acts of terrorism, infectious illness or other public health issues and recessions could affect the

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securities market. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

g) Equity Securities Risk – Since certain Funds purchase equity securities, those Funds are subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

h) Multi-Manager and Multi-Style Management Risk – Fund performance is dependent upon the success of the Adviser and the Sub-advisers in implementing a Fund’s investment strategies in pursuit of its objective. To a significant extent, a Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-advisers and its selection and oversight of the Sub-advisers and on a Sub-adviser’s skill in executing the relevant strategy and selecting investments for the Fund. There can be no assurance that the Adviser or Sub-advisers will be successful in this regard. In addition, because portions of each Fund’s assets are managed by different Sub-advisers using different styles/strategies, a Fund could experience overlapping security transactions. Certain Sub-advisers may be purchasing securities at the same time that other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style. The Adviser’s and the Sub-advisers’ judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which a Fund invests may prove to be incorrect, and there is no guarantee that the Adviser’s or a Sub-adviser’s judgment will produce the desired results. In addition, a Fund may allocate its assets so as to under- or over-emphasize certain strategies or investments under market conditions that are not optimal, in which case a Fund’s value may be adversely affected.

i) Foreign Securities Risk – The securities of foreign issuers, including ADRs and GDRs and including securities of issuers in emerging market countries, may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the United States. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies, particularly in emerging markets, may be less stable than the U.S. Government and the U.S. economy. In addition, periodic U.S. Government prohibitions on investments in issuers from certain foreign countries may require a Fund to sell such investments at inopportune times, which could result in losses to the Fund.

j) Currency Risk – While the Funds’ net assets are valued in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are: (1) it may be expensive to convert foreign currencies into U.S. dollars and vice versa; (2) complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates; (3) government intervention may increase risks involved in purchasing or selling foreign currency options, forward foreign currency exchange contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces; (4) there may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis; (5) available

554

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and (6) the inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

k) Geographic Focus Risk – To the extent that a significant portion of a Fund’s portfolio is invested in the securities of companies in a particular country or region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, a Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

l) High Yield Securities Risk – High yield, or “junk”, securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s credit worthiness.

m) Cybersecurity Risk – The Funds and their service providers may be susceptible to operational, information, security and related risks. While the Funds’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders.

n) Non-Diversification Risk – The Large Cap Growth Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Large Cap Growth Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

o) Taxation Risk – Certain Funds are managed to seek to minimize tax consequences to shareholders, but there is no guarantee that such Funds will be able to operate without incurring taxable income and gains to shareholders. Such Funds will engage in tax management techniques such as tax loss harvesting, whereby securities are sold in order to generate capital losses to offset current and future capital gains. However, there are certain risks inherent with tax loss harvesting, including the possibility that such activity does not improve the Fund’s after-tax returns.

During certain market conditions, such as lower volatility periods and periods of strong economic growth, a Fund’s ability to generate capital losses to offset capital gains may be limited, which would limit the Fund’s ability to implement its tax loss harvesting strategy. In addition, because loss harvesting continuously decreases the cost-basis of a Fund’s portfolio, there is a risk that opportunities to realize losses may decrease over time.

Tax loss harvesting may also increase a Fund’s portfolio turnover rates. In addition, the “wash sales” rule will limit a Fund’s ability to currently recognize a loss from the tax loss harvesting strategy when selling and purchasing substantially identical assets within a 61-day window (i.e., a period beginning 30 days before the date of such purchase or the sale and ending 30 days after such date). In such a case, the basis of the newly purchased securities will be adjusted to reflect the disallowed loss.

11. SUBSEQUENT EVENTS

The Trustees of the Bridge Builder Trust, have approved the termination of BlackRock Investment Management, LLC (“BIM”) as sub-adviser, and BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BRS” and, together with BIM and BIL, “BlackRock”) as sub-sub-advisers, to the Core Plus Bond Fund. Accordingly, as of February 12, 2026, BlackRock was terminated with respect to their allocated portion of the Fund.

Additionally, the Trustees of the Bridge Builder Trust, have approved an investment sub-advisory agreement among the Adviser, Russell Investment Management, LLC (“RIM”), and the Trust, pursuant to which RIM serves as a sub-adviser to an allocated portion of the Large Cap Growth Fund effective January 26, 2026.

555

Bridge Builder Mutual Funds

Board Considerations of a New Investment Sub-advisory Agreement with Westfield Capital Management Company, L.P. (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), a fund’s advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the fund; and (ii) by a vote of a majority of the members of the board who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), cast at a meeting called for the purpose of voting on such approval. The Board of Trustees (the “Board” or the “Trustees”) of the Bridge Builder Trust (the “Trust”) must determine whether to initially approve and, after an initial two-year term, to approve annually the continuance of a fund’s advisory and sub-advisory agreements.

At a meeting of the Board held on November 17 & 19, 2025 (the “November Meeting”), the Board, including a majority of the Independent Trustees, considered and approved a proposed sub-advisory agreement among Olive Street Investment Advisers, LLC (the “Adviser” or “Olive Street”), Westfield Capital Management Company, L.P. (“Westfield” or the “Subadviser”), and the Trust, on behalf of the Bridge Builder Tax Managed Small/Mid Cap Fund (the “Fund”) (the “Sub-advisory Agreement”) for an initial two-year term.

Pursuant to an exemptive order obtained by the Adviser and the Trust from the SEC, the Adviser is permitted, subject to certain conditions, to select new subadvisers for each series of the Trust with the approval of the Board but without obtaining shareholder approval.

In advance of the November Meeting, the Adviser and the Subadviser provided information to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the Sub-advisory Agreement. The information furnished by the Adviser and Subadviser included materials describing, among other matters: (i) the nature, extent and quality of the services proposed to be provided by the Subadviser; (ii) the Subadviser’s investment management personnel, including the portfolio managers and other investment personnel that would be involved in managing the allocated portion of the Fund’s portfolio (the “Allocated Portion”); (iii) the Subadviser’s financial condition; (iv) the Subadviser’s investment philosophy and investment process that would be used to manage the Allocated Portion; (v) the sub-advisory fees proposed to be payable to the Subadviser; (vi) the Subadviser’s compliance policies and procedures; (vii) the investment performance of other clients managed by the Subadviser that employ strategies similar to the strategy proposed to be employed by the Subadviser in managing the Allocated Portion; and (viii) other “fall out” benefits that the Subadviser may receive based on its relationship with the Fund. The materials also included information from the Adviser regarding its review and assessment of various matters regarding the Subadviser, including the Adviser’s recommendation to select Westfield as a new subadviser to the Fund. In addition, at the November Meeting and at a meeting of the Board held on November 5, 2025, representatives of the Adviser and representatives of the Subadviser (with respect to the November 5, 2025 meeting) made presentations and responded to questions regarding the Subadviser’s proposed services, fees, and other aspects of the proposed sub-advisory relationship as well as the Adviser’s Fund design goals related to the proposed sub-advisory relationship.

Throughout the evaluation process, including at the November Meeting, the Trustees received advice from Fund counsel, and the Independent Trustees received separate advice from their independent legal counsel, including detailed memoranda from independent legal counsel regarding the legal standards applicable to the consideration of the approval of the Sub-advisory Agreement. The Independent Trustees met separately outside the presence of the interested Trustees, Trust officers and representatives of the Adviser and the Subadviser to discuss the materials presented and other matters deemed relevant to their consideration of the Sub-advisory Agreement.

In considering whether to approve the Sub-advisory Agreement, the Board considered information and factors that it deemed relevant, including, but not limited to, the information and factors discussed in further detail below. The Board’s determination to approve the Sub-advisory Agreement was based on a comprehensive consideration of all information provided to the Board. The Board did not identify any particular information or consideration that was all important or controlling, and each individual Trustee may have attributed different weights to various factors and information.

556

Bridge Builder Mutual Funds

Board Considerations of a New Investment Sub-advisory Agreement with Westfield Capital Management Company, L.P. (Unaudited) (Continued)

1. The nature, extent and quality of the services to be provided by the Subadviser. The Board considered the nature, extent and quality of the services proposed to be provided to the Allocated Portion of the Fund by the Subadviser, including its responsibilities for management of the Allocated Portion of the Fund’s portfolio. The Board considered that the services proposed to be provided by Westfield would include providing a model portfolio to Parametric Portfolio Associates LLC, the tax overlay manager of the Fund, that represents Westfield’s recommendation as to the securities to be purchased, sold, or retained by the Fund and monitoring and updating such model portfolio on an on-going basis. The Board considered the investment research capabilities and investment philosophy and process proposed to be used by Westfield in constructing, maintaining and updating its model portfolio, including how the Subadviser’s investment philosophy and process complement those of the other subadvisers that manage other portions of the Fund. The Board also reviewed the background and experience of the Subadviser’s portfolio management personnel that will have a role in the management of the Allocated Portion. The Board considered the Subadviser’s ability to attract and retain qualified investment professionals, the experience and skills of management and investment personnel of the Subadviser, and the Subadviser’s reputation and overall financial strength. The Board also noted the Subadviser’s succession planning practices to ensure continuity of services to the Fund.

The Board also considered other services to be provided to the Allocated Portion under the Adviser’s oversight, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations, and monitoring valuation and liquidity. The Board considered the report of the chief compliance officer of the Trust regarding the due diligence review of the Subadviser’s compliance program and other operational matters, and the chief compliance officer’s conclusion that the Subadviser’s compliance program is reasonably designed and effectively implemented to prevent violations of the federal securities laws with respect to its services to be provided to the Allocated Portion and that the Subadviser has adopted procedures reasonably necessary to prevent its access persons from violating the Subadviser’s code of ethics.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the Subadviser is capable of providing services of the nature, extent and quality contemplated by the terms of the Sub-advisory Agreement.

2. Fees and Other Expenses. The Board reviewed the sub-advisory fees proposed to be payable to the Subadviser. The Board also reviewed comparative fee information provided by the Subadviser, including information from the Subadviser regarding the fees charged to other clients, including a mutual fund, separate accounts and other commingled investment vehicles, for which the Subadviser serves as primary investment adviser or subadviser and that have investment objectives and investment strategies similar to those that the Subadviser proposes to utilize for its Allocated Portion (collectively, the “Other Clients”). The Board reviewed information about structural, operational and other differences, including the amount of assets being managed and the range of services provided, between the Other Clients and the Allocated Portion.

The Board considered the anticipated impact of the Subadviser’s fee on the Fund’s overall expenses, noting that the Adviser has contractually agreed to waive its management fees for the Fund to the extent management fees to be paid to the Adviser exceed the aggregate sub-advisory fees to be paid to each subadviser to the Fund, including the proposed fees to be paid to the Subadviser for the management of the Allocated Portion. The Board noted that the hiring of the Subadviser (together with the reallocation of assets from a terminated subadviser of the Fund to the Subadviser and other reallocations among subadvisers to the Fund which will occur in conjunction with the hiring of the Subadviser) is expected to increase the Fund’s overall expenses by approximately three basis points at asset levels as of September 30, 2025, with approximately one basis point of the overall increase being attributable to the hiring of the Subadviser. The Board further noted that the sub-advisory fees would not cause the Fund’s

557

Bridge Builder Mutual Funds

Board Considerations of a New Investment Sub-advisory Agreement with Westfield Capital Management Company, L.P. (Unaudited) (Continued)

shareholders to pay management fees above the Adviser’s contractual management fee. The Board noted that the Adviser may not terminate its management fee waiver arrangement without Board approval until October 28, 2026, at the earliest.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the proposed sub-advisory fees payable under the Sub-advisory Agreement are reasonable in light of the nature, extent and quality of the services expected to be rendered by the Subadviser.

3. The Subadviser’s Investment Performance Record. Because the Subadviser, if approved, would be new to the Fund, the Board was not able to evaluate the Subadviser’s actual investment performance record for the Allocated Portion. However, the Board received and considered information about the investment performance of the Subadviser, including, for purposes of considering the investment skill and experience of the Subadviser, composite or other performance data showing the Subadviser’s capabilities in managing the Other Clients. The Board also noted that it would have an opportunity to review the Subadviser’s actual performance record for the Allocated Portion of the Fund at future regular meetings of the Board and in connection with future annual reviews of the Sub-advisory Agreement.

4. Profitability and Economies of Scale. The Board did not consider profitability of the Subadviser to be a material factor in its determination, given that the Subadviser is not affiliated with the Adviser and the Board received representations from the Adviser and the Subadviser that the proposed sub-advisory fees are the result of an arm’s length negotiation. Further, the Board was satisfied that the Adviser employed a rigorous sub-advisory fee negotiation process. The Board also considered information about whether the Fund’s fee structure is designed to share the benefits of economies of scale with shareholders as the Fund’s assets grow.

5. Indirect Benefits. The Board considered other benefits to the Subadviser from its proposed relationship with the Fund. The Board noted that the Subadviser may derive a benefit to its reputation and standing in the investment community from its proposed relationship with the Fund.

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, and the Independent Trustees voting separately, approved the Sub-advisory Agreement for an initial two-year term.

558

Bridge Builder Mutual Funds

Board Considerations of a New Investment Sub-advisory Agreement with Massachusetts Financial Services Company (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), a fund’s advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the fund; and (ii) by a vote of a majority of the members of the board who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), cast at a meeting called for the purpose of voting on such approval. The Board of Trustees (the “Board” or the “Trustees”) of the Bridge Builder Trust (the “Trust”) must determine whether to initially approve and, after an initial two-year term, to approve annually the continuance of the Sub-advisory Agreement.

At a meeting of the Board held on August 27-28, 2025 (the “August Meeting”), the Board, including a majority of the Independent Trustees, considered and approved a proposed sub-advisory agreement among Olive Street Investment Advisers, LLC (the “Adviser” or “Olive Street”), Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS” or the “Subadviser”), and the Trust, on behalf of the Bridge Builder International Equity Fund (the “Fund”) (the “Sub-advisory Agreement”) for an initial two-year term.

Pursuant to an exemptive order obtained by the Adviser and the Trust from the U.S. Securities and Exchange Commission, the Adviser is permitted, subject to certain conditions, to select new subadvisers for each series of the Trust with the approval of the Board but without obtaining shareholder approval.

In advance of the August Meeting, the Adviser and the Subadviser provided information to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the Sub-advisory Agreement. The information furnished by the Adviser and Subadviser included materials describing, among other matters: (i) the nature, extent and quality of the services proposed to be provided by the Subadviser; (ii) the Subadviser’s investment management personnel, including the portfolio managers and other investment personnel that would be involved in managing the allocated portion of the Fund’s portfolio (the “Allocated Portion”); (iii) the Subadviser’s financial condition; (iv) the Subadviser’s investment philosophy and investment process that would be used to manage the Allocated Portion; (v) the sub-advisory fees proposed to be payable to the Subadviser; (vi) the Subadviser’s compliance policies and procedures; (vii) the investment performance of other mutual funds managed by the Subadviser employing strategies similar to the strategy proposed to be employed by the Subadviser in managing the Allocated Portion; and (viii) other “fall out” benefits that the Subadviser may receive based on its relationship with the Fund. The materials also included information from the Adviser regarding its review and assessment of various matters regarding the Subadviser, including the Adviser’s recommendation to select MFS as a new subadviser to the Fund. In addition, at a meeting of the Board held on August 20, 2025, representatives of the Adviser and representatives of the Subadviser (with respect to the August 20, 2025 meeting) made presentations and responded to questions regarding the Subadviser’s proposed services, fees, and other aspects of the proposed sub-advisory relationship as well as the Adviser’s Fund design goals related to the proposed sub-advisory relationship.

Throughout the evaluation process, including at the August Meeting, the Trustees received advice from Fund counsel, and the Independent Trustees received separate advice from their independent legal counsel, including detailed memoranda from independent legal counsel regarding the legal standards applicable to the consideration of the approval of the Sub-advisory Agreement. The Independent Trustees met separately outside the presence of the Interested Trustees, Trust officers and representatives of the Adviser and the Subadviser to discuss the materials presented and other matters deemed relevant to their consideration of the Sub-advisory Agreement.

In considering whether to approve the Sub-advisory Agreement, the Board considered information and factors that it deemed relevant, including, but not limited to, the information and factors discussed in further detail below. The Board’s determination to approve the Sub-advisory Agreement was based on a comprehensive consideration of all information provided to the Board. The Board considered not only the specific information presented to the Board in connection with its consideration of the Sub-advisory Agreement, but also the Board’s experience through past interactions with MFS in connection with the Board’s oversight of the Bridge Builder Small/Mid Cap Value Fund, for

559

Bridge Builder Mutual Funds

Board Considerations of a New Investment Sub-advisory Agreement with Massachusetts Financial Services Company (Unaudited) (Continued)

which MFS currently serves as a subadviser to an allocated portion of its portfolio. In this regard, the Board considered the information provided in connection with the approval of the continuation of MFS’ sub-advisory agreement with respect to the Bridge Builder Small/Mid Cap Value Fund, which was completed at the Board’s meeting held on May 28-29, 2025. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors and information.

1. The nature, extent and quality of the services to be provided by the Subadviser. The Board considered the nature, extent and quality of the services proposed to be provided to the Allocated Portion of the Fund by the Subadviser, including its responsibilities for day-to-day management of the Allocated Portion of the Fund’s portfolio. The Board considered the portfolio management services and investment research capabilities and investment philosophy and process proposed to be provided to the Allocated Portion by the Subadviser, including how the Subadviser’s investment philosophy and process complement those of the other subadvisers that manage other portions of the Fund. The Board also reviewed the background and experience of the Subadviser’s portfolio management personnel that will have a role in the day-to-day management of the Allocated Portion. The Board considered the Subadviser’s ability to attract and retain qualified investment professionals, the experience and skills of management and investment personnel of the Subadviser, and the Subadviser’s reputation and overall financial strength. The Board also noted the Subadviser’s succession planning practices to ensure continuity of services to the Fund.

The Board also considered other services to be provided to the Allocated Portion under the Adviser’s oversight, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations, monitoring valuation and liquidity, selecting broker-dealers to execute portfolio transactions and conducting other trading operations. The Board considered the report of the chief compliance officer of the Trust regarding the due diligence review of the Subadviser’s compliance program and other operational matters, and the chief compliance officer’s conclusion that the Subadviser’s compliance program is reasonably designed and effectively implemented to prevent violations of the federal securities laws with respect to its services to be provided to the Allocated Portion and that the Subadviser has adopted procedures reasonably necessary to prevent access persons from violating the Subadviser’s code of ethics.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the Subadviser is capable of providing services of the nature, extent and quality contemplated by the terms of the Sub-advisory Agreement.

2. Fees and Other Expenses. The Board reviewed the sub-advisory fees proposed to be payable to the Subadviser. The Board also reviewed comparative fee information provided by the Subadviser, including information from the Subadviser regarding the fees charged to other clients with investment objectives and investment strategies similar to those that the Subadviser proposes to utilize for its Allocated Portion, including mutual funds for which the Subadviser serves as primary investment adviser or as subadviser, separate account clients, and other commingled investment vehicles. The Board reviewed information about structural, operational and other differences, including the amount of assets being managed and the range of services provided, between such other clients and the Allocated Portion.

The Board considered the anticipated impact of the Subadviser’s fee on the Fund’s overall expenses, noting that the Adviser has contractually agreed to waive its management fees for the Fund to the extent management fees to be paid to the Adviser exceed the aggregate sub-advisory fees to be paid to each subadviser to the Fund, including the Subadviser for the management of the Allocated Portion. The Board noted that the hiring of the Subadviser (together with the reallocation of assets from a then-existing subadviser of the Fund to the Subadviser) is expected

560

Bridge Builder Mutual Funds

Board Considerations of a New Investment Sub-advisory Agreement with Massachusetts Financial Services Company (Unaudited) (Continued)

to result in a rounded zero basis point impact to the Fund’s overall expenses at Fund asset levels as of June 30, 2025. The Board further noted that the sub-advisory fees would not cause the Fund’s shareholders to pay management fees above the Adviser’s contractual management fee. The Board noted that the Adviser may not terminate this management fee waiver arrangement without Board approval until October 28, 2026, at the earliest.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the proposed sub-advisory fees payable under the Sub-advisory Agreement are reasonable in light of the nature, extent and quality of the services expected to be rendered by the Subadviser.

3. The Subadviser’s Investment Performance Record. Because the Subadviser, if approved, would be new to the Fund, the Board was not able to evaluate the Subadviser’s actual investment performance record for the Allocated Portion. However, the Board received and considered information about the investment performance of the Subadviser, including, for purposes of considering the investment skill and experience of the Subadviser, performance data showing the Subadviser’s capabilities in managing other mutual funds for which the Subadviser serves as primary investment adviser or as subadviser and that have investment objectives and investment strategies similar to those that the Subadviser proposes to utilize for its Allocated Portion. The Board also noted that it would have an opportunity to review the Subadviser’s actual performance record for the Allocated Portion of the Fund at future regular meetings of the Board and in connection with future annual reviews of the Sub-advisory Agreement.

4. Profitability and Economies of Scale. The Board did not consider profitability of the Subadviser to be a material factor in its determination, given that the Subadviser is not affiliated with the Adviser and the Board received representations from the Adviser and the Subadviser that the proposed sub-advisory fees are the result of an arm’s length negotiation. Further, the Board was satisfied that the Adviser employed a rigorous sub-advisory fee negotiation process. The Board also considered information about whether the Fund’s fee structure is designed to share the benefits of economies of scale with shareholders as the Fund’s assets grow. In this regard, the Board noted that the Subadviser has agreed to contractual breakpoints in its fee schedule, which would accrue to the benefit of Fund shareholders in light of the Adviser’s contractual management fee waiver.

5. Indirect Benefits. The Board considered other benefits to the Subadviser from its proposed relationship with the Fund. The Board noted that the Subadviser may derive a benefit to its reputation and standing in the investment community from its proposed relationship with the Fund.

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the full Board, and the Independent Trustees voting separately, approved the Sub-advisory Agreement for an initial two-year term.

561

Bridge Builder Mutual Funds

Board Considerations of a New Investment Sub-advisory Agreement with Russell Investment Management LLC (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), a fund’s advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the fund; and (ii) by a vote of a majority of the members of the board who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), cast at a meeting called for the purpose of voting on such approval. The Board of Trustees (the “Board” or the “Trustees”) of the Bridge Builder Trust (the “Trust”) must determine whether to initially approve and, after an initial two-year term, to approve annually the continuance of a fund’s advisory and sub-advisory agreements.

At a meeting of the Board held on November 17 & 19, 2025 (the “November Meeting”), the Board, including a majority of the Independent Trustees, considered and approved a proposed sub-advisory agreement among Olive Street Investment Advisers, LLC (the “Adviser” or “Olive Street”), Russell Investment Management LLC (“Russell” or the “Subadviser”), and the Trust, on behalf of the Bridge Builder Large Cap Growth Fund (the “Fund”) (the “Sub-advisory Agreement”) for an initial two-year term.

Pursuant to an exemptive order obtained by the Adviser and the Trust from the SEC, the Adviser is permitted, subject to certain conditions, to select new subadvisers for each series of the Trust with the approval of the Board but without obtaining shareholder approval.

In advance of the November Meeting, the Adviser and the Subadviser provided information to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the Sub-advisory Agreement. The information furnished by the Adviser and Subadviser included materials describing, among other matters: (i) the nature, extent and quality of the services proposed to be provided by the Subadviser; (ii) the Subadviser’s investment management personnel, including the portfolio managers and other investment personnel that would be involved in managing the allocated portion of the Fund’s portfolio (the “Allocated Portion”); (iii) the Subadviser’s financial condition; (iv) the Subadviser’s investment philosophy and investment process that would be used to manage the Allocated Portion; (v) the sub-advisory fees proposed to be payable to the Subadviser; (vi) the Subadviser’s compliance policies and procedures; and (vii) other “fall out” benefits that the Subadviser may receive based on its relationship with the Fund. The materials also included information from the Adviser regarding its review and assessment of various matters regarding the Subadviser, including the Adviser’s recommendation to select Russell as a new subadviser to the Fund. In addition, at the November Meeting and at a meeting of the Board held on November 5, 2025, representatives of the Adviser and representatives of the Subadviser (with respect to the November 5, 2025 meeting) made presentations and responded to questions regarding the Subadviser’s proposed services, fees, and other aspects of the proposed sub-advisory relationship as well as the Adviser’s Fund design goals related to the proposed sub-advisory relationship.

Throughout the evaluation process, including at the November Meeting, the Trustees received advice from Fund counsel, and the Independent Trustees received separate advice from their independent legal counsel, including detailed memoranda from independent legal counsel regarding the legal standards applicable to the consideration of the approval of the Sub-advisory Agreement. The Independent Trustees met separately outside the presence of the interested Trustees, Trust officers and representatives of the Adviser and the Subadviser to discuss the materials presented and other matters deemed relevant to their consideration of the Sub-advisory Agreement.

In considering whether to approve the Sub-advisory Agreement, the Board considered information and factors that it deemed relevant, including, but not limited to, the information and factors discussed in further detail below. The Board’s determination to approve the Sub-advisory Agreement was based on a comprehensive consideration of all information provided to the Board. The Board did not identify any particular information or consideration that was all important or controlling, and each individual Trustee may have attributed different weights to various factors and information.

562

Bridge Builder Mutual Funds

Board Considerations of a New Investment Sub-advisory Agreement with Russell Investment Management LLC (Unaudited) (Continued)

1. The nature, extent and quality of the services to be provided by the Subadviser. The Board considered the nature, extent and quality of the services proposed to be provided to the Allocated Portion of the Fund by the Subadviser, including its responsibilities for management of the Allocated Portion of the Fund’s portfolios. The Board considered that the services proposed to be provided by the Subadviser would include, at the direction of the Adviser, (i) equitizing cash held by the Fund by exposing all or a portion of that cash to the performance of certain markets (“cash equitization services”) and (ii) employing completion portfolio strategies to seek to achieve the Adviser’s preferred portfolio positioning for the Fund (“completion portfolio services”). The Board considered the portfolio management services and investment research capabilities and investment philosophy and process (including strategies and techniques) proposed to be used by the Subadviser in performing cash equitization services and completion portfolio services for the Allocated Portion. The Board also considered the tools, technology and other resources that would be utilized by the Subadviser in connection with implementing the cash equitization services and completion portfolio services. The Board also reviewed the background and experience of the Subadviser’s portfolio management personnel that will have a role in the management of the Allocated Portion. The Board considered the Subadviser’s ability to attract and retain qualified investment professionals, the experience and skills of management and investment personnel of the Subadviser, and the Subadviser’s reputation and overall financial strength. The Board also noted the Subadviser’s succession planning practices to ensure continuity of services to the Fund.

The Board also considered other services to be provided to the Allocated Portion under the Adviser’s oversight, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations, monitoring valuation and liquidity, selecting broker-dealers to execute portfolio transactions and conducting other trading operations. The Board considered the report of the chief compliance officer of the Trust regarding the due diligence review of the Subadviser’s compliance program and other operational matters, and the chief compliance officer’s conclusion that the Subadviser’s compliance program is reasonably designed and effectively implemented to prevent violations of the federal securities laws with respect to its services to be provided to the Allocated Portion and that the Subadviser has adopted procedures reasonably necessary to prevent its access persons from violating the Subadviser’s code of ethics.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the Subadviser is capable of providing services of the nature, extent and quality contemplated by the terms of the Sub-advisory Agreement.

2. Fees and Other Expenses. The Board reviewed the sub-advisory fees proposed to be payable to the Subadviser. The Board took into account the proposed sub-advisory fee structure, including the basis upon which the sub-advisory fees would be calculated. The Board also reviewed comparative fee information provided by the Subadviser, including information from the Subadviser regarding the fees charged to other clients, including mutual funds and exchange-traded funds, for which the Subadviser serves as primary investment adviser or subadviser and provides cash equitization services and completion portfolio services similar to those that the Subadviser proposes to utilize for its Allocated Portion (collectively, the “Other Clients”). The Board reviewed information about structural, operational and other differences, including the amount of assets being managed and the range of services provided, between the Other Clients and the Allocated Portion.

The Board considered the anticipated impact of the Subadviser’s fee on the Fund’s overall expenses, noting that the Adviser has contractually agreed to waive its management fees for the Fund to the extent management fees to be paid to the Adviser exceed the aggregate sub-advisory fees to be paid to each subadviser to the Fund, including the proposed fees to be paid to the Subadviser for the management of the Allocated Portion. The Board noted that the hiring of the Subadviser (together with the reallocation of assets from a terminated subadviser of the Fund to the Subadviser) is expected to result in an approximately zero basis point impact to the Fund’s overall expenses at

563

Bridge Builder Mutual Funds

Board Considerations of a New Investment Sub-advisory Agreement with Russell Investment Management LLC (Unaudited) (Continued)

Fund asset levels as of September 30, 2025. The Board further noted that the sub-advisory fees would not cause the Fund’s shareholders to pay management fees above the Adviser’s contractual management fee. The Board noted that the Adviser may not terminate its management fee waiver arrangement without Board approval until October 28, 2026, at the earliest.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the proposed sub-advisory fees payable under the Sub-advisory Agreement are reasonable in light of the nature, extent and quality of the services expected to be rendered by the Subadviser.

3. The Subadviser’s Investment Performance Record. Because the Subadviser, if approved, would be new to the Fund, the Board was not able to evaluate the Subadviser’s actual investment performance record for the Allocated Portion. However, for purposes of evaluating the Subadviser’s investment skill and experience, the Board received and considered information regarding hypothetical estimated annual contributions of the proposed cash equitization services and completion portfolio services showing the Subadviser’s expected capabilities. The Board also noted that it would have an opportunity to review the Subadviser’s actual performance record for the Allocated Portion of the Fund at future regular meetings of the Board and in connection with future annual reviews of the Sub-advisory Agreement.

4. Profitability and Economies of Scale. The Board did not consider profitability of the Subadviser to be a material factor in its determination, given that the Subadviser is not affiliated with the Adviser and the Board received representations from the Adviser and the Subadviser that the proposed sub-advisory fees are the result of an arm’s length negotiation. Further, the Board was satisfied that the Adviser employed a rigorous sub-advisory fee negotiation process. The Board also considered information about whether the Fund’s fee structure is designed to share the benefits of economies of scale with shareholders as the Fund’s assets grow. In this regard, the Board noted that the Subadviser has agreed to contractual breakpoints in its fee schedule, which would accrue to the benefit of Fund shareholders in light of the Adviser’s contractual management fee waiver.

5. Indirect Benefits. The Board considered other benefits to the Subadviser and its affiliates from its proposed relationship with the Fund. The Board noted that the Subadviser may derive a benefit to its reputation and standing in the investment community from its proposed relationship with the Fund. The Board also noted that a registered broker-dealer affiliated with the Subadviser may receive brokerage commissions from the Fund in connection with the Subadviser’s purchase and sale of portfolio investments for the Allocated Portion (subject to applicable law and best execution obligations).

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, and the Independent Trustees voting separately, approved the Sub-advisory Agreement for an initial two-year term.

564

Bridge Builder Mutual Funds

Board Considerations of a New Investment Sub-advisory Agreement with Federated MDT LLC (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), a fund’s advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the fund; and (ii) by a vote of a majority of the members of the board who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), cast at a meeting called for the purpose of voting on such approval. The Board of Trustees (the “Board” or the “Trustees”) of the Bridge Builder Trust (the “Trust”) must determine whether to initially approve and, after an initial two-year term, to approve annually the continuance of a fund’s advisory and sub-advisory agreements.

At a meeting of the Board held on November 17 & 19, 2025 (the “November Meeting”), the Board, including a majority of the Independent Trustees, considered and approved a proposed sub-advisory agreement among Olive Street Investment Advisers, LLC (the “Adviser” or “Olive Street”), Federated MDTA LLC (“Federated MDT” or the “Subadviser”), and the Trust, on behalf of the Bridge Builder Small/Mid Cap Growth Fund (the “Fund”) (the “Sub-advisory Agreement”) for an initial two-year term.

Pursuant to an exemptive order obtained by the Adviser and the Trust from the SEC, the Adviser is permitted, subject to certain conditions, to select new subadvisers for each series of the Trust with the approval of the Board but without obtaining shareholder approval.

In advance of the November Meeting, the Adviser and the Subadviser provided information to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the Sub-advisory Agreement. The information furnished by the Adviser and Subadviser included materials describing, among other matters: (i) the nature, extent and quality of the services proposed to be provided by the Subadviser; (ii) the Subadviser’s investment management personnel, including the portfolio managers and other investment personnel that would be involved in managing the allocated portion of the Fund’s portfolio (the “Allocated Portion”); (iii) the Subadviser’s financial condition; (iv) the Subadviser’s investment philosophy and investment process that would be used to manage the Allocated Portion; (v) the sub-advisory fees proposed to be payable to the Subadviser; (vi) the Subadviser’s compliance policies and procedures; (vii) the investment performance of another mutual fund managed by the Subadviser employing strategies similar to the strategy proposed to be employed by the Subadviser in managing the Allocated Portion; and (viii) other “fall out” benefits that the Subadviser may receive based on its relationship with the Fund. The materials also included information from the Adviser regarding its review and assessment of various matters regarding the Subadviser, including the Adviser’s recommendation to select Federated MDT as a new subadviser to the Fund. In addition, at the November Meeting and at a meeting of the Board held on November 5, 2025, representatives of the Adviser and representatives of the Subadviser (with respect to the November 5, 2025 meeting) made presentations and responded to questions regarding the Subadviser’s proposed services, fees, and other aspects of the proposed sub-advisory relationship as well as the Adviser’s Fund design goals related to the proposed sub-advisory relationship.

Throughout the evaluation process, including at the November Meeting, the Trustees received advice from Fund counsel, and the Independent Trustees received separate advice from their independent legal counsel, including detailed memoranda from independent legal counsel regarding the legal standards applicable to the consideration of the approval of the Sub-advisory Agreement. The Independent Trustees met separately outside the presence of the interested Trustees, Trust officers and representatives of the Adviser and the Subadviser to discuss the materials presented and other matters deemed relevant to their consideration of the Sub-advisory Agreement.

In considering whether to approve the Sub-advisory Agreement, the Board considered information and factors that it deemed relevant, including, but not limited to, the information and factors discussed in further detail below. The Board’s determination to approve the Sub-advisory Agreement was based on a comprehensive consideration of all information provided to the Board. The Board did not identify any particular information or consideration that was all important or controlling, and each individual Trustee may have attributed different weights to various factors and information.

565

Bridge Builder Mutual Funds

Board Considerations of a New Investment Sub-advisory Agreement with Federated MDT LLC (Unaudited) (Continued)

1. The nature, extent and quality of the services to be provided by the Subadviser. The Board considered the nature, extent and quality of the services proposed to be provided to the Allocated Portion of the Fund by the Subadviser, including its responsibilities for day-to-day management of the Allocated Portion of the Fund’s portfolio. The Board considered the portfolio management services and investment research capabilities and investment philosophy and process proposed to be provided to the Allocated Portion by the Subadviser, including how the Subadviser’s investment philosophy and process complement those of the other subadvisers that manage other portions of the Fund. The Board also reviewed the background and experience of the Subadviser’s portfolio management personnel that will have a role in the day-to-day management of the Allocated Portion. The Board considered the Subadviser’s ability to attract and retain qualified investment professionals, the experience and skills of management and investment personnel of the Subadviser, and the Subadviser’s reputation and overall financial strength. The Board also noted the Subadviser’s succession planning practices to ensure continuity of services to the Fund.

The Board also considered other services to be provided to the Allocated Portion under the Adviser’s oversight, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations, monitoring valuation and liquidity, selecting broker-dealers to execute portfolio transactions and conducting other trading operations. The Board considered the report of the chief compliance officer of the Trust regarding the due diligence review of the Subadviser’s compliance program and other operational matters, and the chief compliance officer’s conclusion that the Subadviser’s compliance program is reasonably designed and effectively implemented to prevent violations of the federal securities laws with respect to its services to be provided to the Allocated Portion and that the Subadviser has adopted procedures reasonably necessary to prevent its access persons from violating the Subadviser’s code of ethics.

Based on these considerations, the Board concluded, within the context of its full deliberations, that the Subadviser is capable of providing services of the nature, extent and quality contemplated by the terms of the Sub-advisory Agreement.

2. Fees and Other Expenses. The Board reviewed the sub-advisory fees proposed to be payable to the Subadviser. The Board also reviewed comparative fee information provided by the Subadviser, including information from the Subadviser regarding the fees charged to a mutual fund for which the Subadviser serves as primary investment adviser and that has investment objectives and investment strategies similar to those that the Subadviser proposes to utilize for its Allocated Portion (the “Other Mutual Fund Client”). The Board reviewed information about structural, operational and other differences, including the amount of assets being managed and the range of services provided, between the Other Mutual Fund Client and the Allocated Portion.

The Board considered the anticipated impact of the Subadviser’s fee on the Fund’s overall expenses, noting that the Adviser has contractually agreed to waive its management fees for the Fund to the extent management fees to be paid to the Adviser exceed the aggregate sub-advisory fees to be paid to each subadviser to the Fund, including the proposed fees to be paid to the Subadviser for the management of the Allocated Portion. The Board noted that the hiring of the Subadviser (together with the reallocation of assets from a terminated subadviser of the Fund to the Subadviser) is expected to result in an approximately one basis point reduction to the Fund’s overall expenses at Fund asset levels as of September 30, 2025. The Board further noted that the sub-advisory fees would not cause the Fund’s shareholders to pay management fees above the Adviser’s contractual management fee. The Board noted that the Adviser may not terminate its management fee waiver arrangement without Board approval until October 28, 2026, at the earliest.

566

Bridge Builder Mutual Funds

Board Considerations of a New Investment Sub-advisory Agreement with Federated MDT LLC (Unaudited) (Continued)

Based on these considerations, the Board concluded, within the context of its full deliberations, that the proposed sub-advisory fees payable under the Sub-advisory Agreement are reasonable in light of the nature, extent and quality of the services expected to be rendered by the Subadviser.

3. The Subadviser’s Investment Performance Record. Because the Subadviser, if approved, would be new to the Fund, the Board was not able to evaluate the Subadviser’s actual investment performance record for the Allocated Portion. However, the Board received and considered information about the investment performance of the Subadviser, including, for purposes of considering the investment skill and experience of the Subadviser, performance data showing the Subadviser’s capabilities in managing the Other Mutual Fund Client. The Board also noted that it would have an opportunity to review the Subadviser’s actual performance record for the Allocated Portion of the Fund at future regular meetings of the Board and in connection with future annual reviews of the Sub-advisory Agreement.

4. Profitability and Economies of Scale. The Board did not consider profitability of the Subadviser to be a material factor in its determination, given that the Subadviser is not affiliated with the Adviser and the Board received representations from the Adviser and the Subadviser that the proposed sub-advisory fees are the result of an arm’s length negotiation. Further, the Board was satisfied that the Adviser employed a rigorous sub-advisory fee negotiation process. The Board also considered information about whether the Fund’s fee structure is designed to share the benefits of economies of scale with shareholders as the Fund’s assets grow. In this regard, the Board noted that the Subadviser has agreed to contractual breakpoints in its fee schedule, which would accrue to the benefit of Fund shareholders in light of the Adviser’s contractual management fee waiver.

5. Indirect Benefits. The Board considered other benefits to the Subadviser from its proposed relationship with the Fund. The Board noted that the Subadviser may derive a benefit to its reputation and standing in the investment community from its proposed relationship with the Fund.

Conclusion

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, and the Independent Trustees voting separately, approved the Sub-advisory Agreement for an initial two-year term.

567

Bridge Builder Mutual Funds

General Information (Unaudited)

Proxy Voting Procedures and Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, free of charge, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the 12-month period ending June 30 is available without charge, upon request, by calling 1-855-823-3611. This information is also available through the Funds’ website at https://www.bridgebuildermutualfunds.com and through the Securities and Exchange Commission’s website at http://www.sec.gov.

Form N-PORT Disclosure

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding the Trust’s Form N-PORT filings is also available, without charge, by calling, 1-855-823-3611.

Schedule of Investments

Each Fund’s complete schedule of investments in securities of unaffiliated issuers is available without charge, upon request, by calling 1-855-823-3611, on the Funds’ website at https://www.bridgebuildermutualfunds.com, and on the Securities and Exchange Commission website at http://www.sec.gov as a part of Form N-CSR.

568

Investment Adviser

Olive Street Investment Advisers, LLC

12555 Manchester Road

St. Louis, MO 63131

Administrator & Fund Accountant

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Legal Counsel

Morgan Lewis & Bockius, LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker Drive

Chicago, IL 60606

IBC1

Bridge Builder Mutual Funds

Bridge Builder mutual funds provide investors diversified expertise from leading asset management firms. The management of Bridge Builder mutual funds is rooted in our investment philosophy of diversification, a long-term approach and high quality.

Visit www.bridgebuildermutualfunds.com for more information.

Enroll in e-delivery

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This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus. Investors should carefully consider the investment objectives, risks and charges and expenses of the Funds prior to investing. The prospectus contains this and other important information and should be read carefully before investing.

DES-8308-A

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT COMPANIES.

Not Applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT COMPANIES.

The Funds’ disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds’ disclosure regarding the basis for the board’s approval of any investment advisory or investment sub-advisory contracts during the period covered by this report is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

ITEM 16. CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM	18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not Applicable.

ITEM	19. EXHIBITS.

(a)	(1)	Not applicable.

	(2)	Not applicable.

	(3)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

	(4)	Not applicable to open end investment companies.

	(5)	There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)		Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bridge Builder Trust

By:	/s/ Evan S. Posner
Name:	Evan S. Posner
Title:	Principal Executive Officer

Date:	March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Bridge Builder Trust

By:	/s/ Evan S. Posner
Name:	Evan S. Posner
Title:	Principal Executive Officer

Date:	March 6, 2026

By:	/s/ Aaron J. Masek
Name:	Aaron J. Masek
Title:	Principal Financial Officer

Date:	March 6, 2026